     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 29, 1997

                                                       REGISTRATION NOS. 2-99715
                                                                811-4386
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D. C. 20549
                                   FORM N-1A


            REGISTRATION STATEMENT UNDER
               THE SECURITIES ACT OF 1933                                    [X]
               Post-Effective Amendment No. 40                               [X]
                                            and
            REGISTRATION STATEMENT UNDER
               THE INVESTMENT COMPANY ACT OF 1940                            [X]
               Amendment No. 41                                              [X]


                          VAN KAMPEN AMERICAN CAPITAL
                                 TAX FREE TRUST
 (Exact Name of Registrant as Specified in Agreement and Declaration of Trust)

              One Parkview Plaza, Oakbrook Terrace, Illinois 60181
                    (Address of Principal Executive Offices)


                                 (630) 684-6000

                        (Registrant's Telephone Number)

                             Ronald A. Nyberg, Esq.
                           Executive Vice President,
                         General Counsel and Secretary,
                       Van Kampen American Capital, Inc.
                               One Parkview Plaza
                           Oakbrook Terrace, IL 60181
                    (Name and Address of Agent for Service)

                                   Copies to:
                             Wayne W. Whalen, Esq.
                              Thomas A. Hale, Esq.

                Skadden, Arps, Slate, Meagher & Flom (Illinois)

                             333 West Wacker Drive
                               Chicago, IL 60606
                                 (312) 407-0700

     Approximate Date of Proposed Public Offering: As soon as practicable following effectiveness of this Registration Statement.
                            ------------------------

     IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE: (CHECK APPROPRIATE
BOX)


          [ ] IMMEDIATELY UPON FILING PURSUANT TO PARAGRAPH (B)



          [X] ON APRIL 30, 1997 PURSUANT TO PARAGRAPH (B)


          [ ] 60 DAYS AFTER FILING PURSUANT TO PARAGRAPH (A)(1)

          [ ] ON (DATE) PURSUANT TO PARAGRAPH (A)(1)

          [ ] 75 DAYS AFTER FILING PURSUANT TO PARAGRAPH (A)(2)

          [ ] ON (DATE) PURSUANT TO PARAGRAPH (A)(2) OF RULE 485

     IF APPROPRIATE CHECK THE FOLLOWING:
          [ ] THIS POST-EFFECTIVE AMENDMENT DESIGNATES A NEW EFFECTIVE DATE FOR
              A PREVIOUSLY FILED POST-EFFECTIVE AMENDMENT.

                       DECLARATION PURSUANT TO RULE 24F-2


     REGISTRANT HAS REGISTERED AN INDEFINITE NUMBER OF SHARES UNDER THE SECURITIES ACT OF 1933 PURSUANT TO RULE 24F-2 UNDER THE INVESTMENT COMPANY ACT OF 1940 AND INTENDS TO FILE WITH THE SECURITIES AND EXCHANGE COMMISSION A FORM 24F-2 FOR ITS FISCAL YEAR ENDING DECEMBER 31, 1997 ON OR ABOUT MARCH 30, 1998

================================================================================

                                EXPLANATORY NOTE

     This Registration Statement contains seven Prospectuses and eight Statements of Additional Information describing eight series of the Registrant (the "Applicable Series"). The Registration Statement is organized as follows:

     Facing Page

     Cross Reference Sheets with respect to the Applicable Series, in the following order:

    (i) Van Kampen American Capital Tax Free High Income Fund
   (ii) Van Kampen American Capital Insured Tax Free Income Fund and Van
          Kampen American Capital California Insured Tax Free Fund
  (iii) Van Kampen American Capital Municipal Income Fund
   (iv) Van Kampen American Capital Intermediate Term Municipal Income Fund
    (v) Van Kampen American Capital Florida Insured Tax Free Income Fund
   (vi) Van Kampen American Capital New Jersey Tax Free Income Fund
  (vii) Van Kampen American Capital New York Tax Free Income Fund

     Prospectuses with respect to the Applicable Series, in the following order:

    (i) Van Kampen American Capital Tax Free High Income Fund
   (ii) Van Kampen American Capital Insured Tax Free Income Fund and Van
          Kampen American Capital California Insured Tax Free Fund
  (iii) Van Kampen American Capital Municipal Income Fund
   (iv) Van Kampen American Capital Intermediate Term Municipal Income Fund
    (v) Van Kampen American Capital Florida Insured Tax Free Income Fund
   (vi) Van Kampen American Capital New Jersey Tax Free Income Fund
  (vii) Van Kampen American Capital New York Tax Free Income Fund

     Statements of Additional Information with respect to the Applicable Series, in the following order:

    (i) Van Kampen American Capital Tax Free High Income Fund
   (ii) Van Kampen American Capital Insured Tax Free Income Fund
  (iii) Van Kampen American Capital California Insured Tax Free Fund
   (iv) Van Kampen American Capital Municipal Income Fund
    (v) Van Kampen American Capital Intermediate Term Municipal Income Fund
   (vi) Van Kampen American Capital Florida Insured Tax Free Income Fund
  (vii) Van Kampen American Capital New Jersey Tax Free Income Fund
 (viii) Van Kampen American Capital New York Tax Free Income Fund

     Part C Information

     Exhibits
                           -------------------------

     The Prospectus and Statement of Additional Information with respect to each of Van Kampen American Capital California Tax Free Income Fund, Van Kampen American Capital Michigan Tax Free Income Fund, Van Kampen American Capital Missouri Tax Free Income Fund and Van Kampen American Capital Ohio Tax Free Income Fund, four other series of the Registrant, included in Post-Effective Amendment No. 31 to the Registration Statement of the Registrant, are included herein by reference and no changes thereto are affected hereby.

             VAN KAMPEN AMERICAN CAPITAL TAX FREE HIGH INCOME FUND

                             CROSS REFERENCE SHEET
                 (AS REQUIRED BY ITEM 501(B) OF REGULATION S-K)


                       ITEM NUMBER OF
                         FORM N-1A                                LOCATION OR CAPTION
                       --------------                             -------------------
PART A
Item 1.      Cover Page........................  Cover Page
Item 2.      Synopsis..........................  PROSPECTUS SUMMARY; SHAREHOLDER TRANSACTION EXPENSES;
                                                 ANNUAL FUND OPERATING EXPENSES AND EXAMPLE
Item 3.      Condensed Financial
               Information.....................  SHAREHOLDER TRANSACTION EXPENSES; ANNUAL FUND
                                                 OPERATING EXPENSES AND EXAMPLE; FINANCIAL HIGHLIGHTS;
                                                 FUND PERFORMANCE; SHAREHOLDER SERVICES; ADDITIONAL
                                                 INFORMATION
Item 4.      General Description of
               Registrant......................  PROSPECTUS SUMMARY; THE FUND; INVESTMENT OBJECTIVE AND
                                                 POLICIES; MUNICIPAL SECURITIES; INVESTMENT PRACTICES;
                                                 SHAREHOLDER SERVICES; DESCRIPTION OF SHARES OF THE
                                                 FUND; ADDITIONAL INFORMATION
Item 5.      Management of the Fund............  ANNUAL FUND OPERATING EXPENSES AND EXAMPLE; INVESTMENT
                                                 PRACTICES; INVESTMENT ADVISORY SERVICES; ALTERNATIVE
                                                 SALES ARRANGEMENTS; PURCHASE OF SHARES; SHAREHOLDER
                                                 SERVICES; ADDITIONAL INFORMATION
Item 6.      Capital Stock and
               Other Securities................  DISTRIBUTIONS FROM THE FUND; REDEMPTION OF SHARES;
                                                 DISTRIBUTION AND SERVICE PLANS; TAX STATUS;
                                                 SHAREHOLDER SERVICES; DESCRIPTION OF SHARES OF THE
                                                 FUND; ADDITIONAL INFORMATION
Item 7.      Purchase of Securities
               Being Offered...................  SHAREHOLDER TRANSACTION EXPENSES; ALTERNATIVE SALES
                                                 ARRANGEMENTS; PURCHASE OF SHARES; DISTRIBUTION AND
                                                 SERVICE PLANS; FUND PERFORMANCE; SHAREHOLDER SERVICES;
                                                 ADDITIONAL INFORMATION
Item 8.      Redemption or Repurchase..........  ALTERNATIVE SALES ARRANGEMENTS; PURCHASE OF SHARES;
                                                 REDEMPTION OF SHARES; SHAREHOLDER SERVICES
Item 9.      Pending Legal Proceedings.........  Not Applicable


                                       (i)

                                      (ii)


PART B
Item 10.      Cover Page.......................  Cover Page
                       ITEM NUMBER OF
                         FORM N-1A                                LOCATION OR CAPTION
                       --------------                             -------------------
Item 11.      Table of Contents................  Table of Contents
Item 12.      General Information
                and History....................  The Fund and The Trust
Item 13.      Investment Objectives
                and Policies...................  Investment Policies and Restrictions; Additional
                                                 Investment Considerations
Item 14.      Management of the Fund...........  Trustees and Officers
Item 15.      Control Persons and Principal
                Holders of Securities..........  Trustees and Officers
Item 16.      Investment Advisory and
                Other Services.................  Contained in Prospectus under captions: ALTERNATIVE SALES
                                                 ARRANGEMENTS; PURCHASE OF SHARES; INVESTMENT ADVISORY SERVICES;
                                                 DISTRIBUTION AND SERVICE PLANS; Custodian and Independent Auditors;
                                                 Investment Advisory and Other Services; Trustees and Officers; The
                                                 Distributor; Distribution and Service Plans; Legal Counsel; Notes
                                                 to Financial Statements
Item 17.      Brokerage Allocation.............  Portfolio Transactions and Brokerage Allocation
Item 18.      Capital Stock and
                Other Securities...............  Contained in the Prospectus under caption: DESCRIPTION OF SHARES OF
                                                 THE FUND; The Fund and The Trust
Item 19.      Purchase, Redemption and
                Pricing of Securities Being
                Offered........................  Contained in Prospectus under captions: ALTERNATIVE SALES
                                                 ARRANGEMENTS; PURCHASE OF SHARES; SHAREHOLDER SERVICES; REDEMPTION
                                                 OF SHARES
Item 20.      Tax Status.......................  Contained in Prospectus under caption: TAX STATUS; Tax Status of the Fund
Item 21.      Underwriters.....................  The Distributor; Notes to Financial Statements
Item 22.      Calculations of Performance
                Data...........................  Continued in Prospectus under caption: FUND PERFORMANCE;
                                                 Performance Information
Item 23.      Financial Statements.............  Contained in the Prospectus under the caption: FINANCIAL
                                                 HIGHLIGHTS; Report of Independent Accountants; Financial
                                                 Statements; Notes to Financial Statements; Trustees and Officers


PART C

     Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of this Registration Statement.

                                      (iii)

            VAN KAMPEN AMERICAN CAPITAL INSURED TAX FREE INCOME FUND VAN KAMPEN AMERICAN CAPITAL CALIFORNIA INSURED TAX FREE FUND

                             CROSS REFERENCE SHEET
                 (AS REQUIRED BY ITEM 501(B) OF REGULATION S-K)


                       ITEM NUMBER OF                             LOCATION OR CAPTION
                         FORM N-1A                                -------------------
PART A
Item 1.      Cover Page........................  Cover Page
Item 2.      Synopsis..........................  SHAREHOLDER TRANSACTION EXPENSES--INSURED FUND;
                                                 SHAREHOLDER TRANSACTION EXPENSES--
                                                 CALIFORNIA INSURED FUND; ANNUAL FUND OPERATING
                                                 EXPENSES AND EXAMPLES--
                                                 INSURED FUND; ANNUAL FUND OPERATING EXPENSES AND
                                                 EXAMPLES--CALIFORNIA INSURED FUND; FUND PERFORMANCE
Item 3.      Condensed Financial
               Information.....................  FINANCIAL HIGHLIGHTS--INSURED FUND; FINANCIAL
                                                 HIGHLIGHTS--CALIFORNIA INSURED FUND
Item 4.      General Description of
               Registrant......................  PROSPECTUS SUMMARY; THE FUNDS; INVESTMENT OBJECTIVES
                                                 AND POLICIES; MUNICIPAL SECURITIES; INVESTMENT
                                                 PRACTICES; INSURANCE; SHAREHOLDER SERVICES; ADDITIONAL
                                                 INFORMATION
Item 5.      Management of the Fund............  ANNUAL FUND OPERATING EXPENSES AND EXAMPLES--INSURED
                                                 FUND; ANNUAL FUND OPERATING EXPENSES AND EXAMPLES--
                                                 CALIFORNIA INSURED FUND; INVESTMENT PRACTICES;
                                                 INVESTMENT ADVISORY SERVICES; SHAREHOLDER SERVICES;
                                                 DISTRIBUTION AND SERVICE PLANS; DISTRIBUTIONS FROM THE
                                                 FUNDS
Item 6.      Capital Stock and
               Other Securities................  ALTERNATIVE SALES ARRANGEMENTS; PURCHASE OF SHARES;
                                                 SHAREHOLDER SERVICES; REDEMPTION OF SHARES;
                                                 DISTRIBUTION AND SERVICE PLANS; DISTRIBUTIONS FROM THE
                                                 FUNDS; TAX STATUS; DESCRIPTION OF SHARES OF THE FUND;
                                                 ADDITIONAL INFORMATION
Item 7.      Purchase of Securities
               Being Offered...................  SHAREHOLDER TRANSACTION EXPENSES--INSURED FUND;
                                                 SHAREHOLDER TRANSACTION EXPENSES--CALIFORNIA INSURED
                                                 FUND; ALTERNATIVE SALES ARRANGEMENTS; PURCHASE OF
                                                 SHARES; SHAREHOLDER SERVICES; REDEMPTION OF SHARES;
                                                 DISTRIBUTION AND SERVICE PLANS; DISTRIBUTIONS FROM THE
                                                 FUNDS; FUND PERFORMANCE
Item 8.      Redemption or Repurchase..........  SHAREHOLDER TRANSACTION EXPENSES--INSURED FUND;
                                                 SHAREHOLDER TRANSACTION EXPENSES--CALIFORNIA INSURED
                                                 FUND; ALTERNATIVE SALES ARRANGEMENTS; PURCHASE OF
                                                 SHARES; SHAREHOLDER SERVICES; REDEMPTION OF SHARES
Item 9.      Pending Legal Proceedings.........  Not Applicable


                                      (iii)

PART B
Item 10.     Cover Page........................  Cover Page
Item 11.     Table of Contents.................  Table of Contents
Item 12.     General Information
               and History.....................  The Fund and The Trust
Item 13.     Investment Objectives
               and Policies....................  Investment Policies and Restrictions; Additional
                                                 Investment Considerations
Item 14.     Management of the Fund............  Trustees and Officers
Item 15.     Control Persons and Principal
               Holders of Securities...........  Trustees and Officers
Item 16.     Investment Advisory and
               Other Services..................  Contained in Prospectus under captions: INVESTMENT
                                                 ADVISORY SERVICES; ALTERNATIVE SALES ARRANGEMENTS;
                                                 PURCHASE OF SHARES; DISTRIBUTION AND SERVICE PLANS;
                                                 Investment Advisory and Other Services; Custodian and
                                                 Independent Auditors; Trustees and Officers; The
                                                 Distributor; Distribution and Service Plans; Legal
                                                 Counsel; Notes to Financial Statements
Item 17.     Brokerage Allocation..............  Portfolio Transactions and Brokerage Allocations
Item 18.     Capital Stock and
               Other Securities................  The Fund and The Trust
Item 19.     Purchase, Redemption and
               Pricing of Securities Being
               Offered.........................  Contained in Prospectus under captions: ALTERNATIVE
                                                 SALES ARRANGEMENTS; PURCHASE OF SHARES; SHAREHOLDER
                                                 SERVICES; REDEMPTION OF SHARES
Item 20.     Tax Status........................  Contained in Prospectus under caption: TAX STATUS; Tax
                                                 Status of the Fund
Item 21.     Underwriters......................  The Distributor; Notes to Financial Statements
Item 22.     Calculations of Performance
               Data............................  Continued in Prospectus under caption: FUND
                                                 PERFORMANCE; Performance Information
Item 23.     Financial Statements..............  Contained in the Prospectus under the captions:
                                                 FINANCIAL HIGHLIGHTS--INSURED FUND; FINANCIAL
                                                 HIGHLIGHTS--CALIFORNIA INSURED FUND; Report of
                                                 Independent Accountants; Financial Statements; Notes
                                                 to Financial Statements; Trustees and Officers



PART C

     Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of this Registration Statement.

                                      (iv)

               VAN KAMPEN AMERICAN CAPITAL MUNICIPAL INCOME FUND

                             CROSS REFERENCE SHEET
                 (AS REQUIRED BY ITEM 501(B) OF REGULATION S-K)


                       ITEM NUMBER OF                             LOCATION OR CAPTION
                         FORM N-1A                                -------------------
PART A
Item 1.      Cover Page........................  Cover Page
Item 2.      Synopsis..........................  SHAREHOLDER TRANSACTION EXPENSES; ANNUAL FUND
                                                 OPERATING EXPENSES AND EXAMPLE; FUND PERFORMANCE
Item 3.      Condensed Financial
               Information.....................  FINANCIAL HIGHLIGHTS
Item 4.      General Description of
               Registrant......................  PROSPECTUS SUMMARY; THE FUND; INVESTMENT OBJECTIVE AND
                                                 POLICIES; MUNICIPAL SECURITIES; INVESTMENT PRACTICES;
                                                 SPECIAL CONSIDERATIONS REGARDING THE FUND; SHAREHOLDER
                                                 SERVICES; DESCRIPTION OF SHARES OF THE FUND;
                                                 ADDITIONAL INFORMATION
Item 5.      Management of the Fund............  ANNUAL FUND OPERATING EXPENSES AND EXAMPLES;
                                                 INVESTMENT PRACTICES; INVESTMENT ADVISORY SERVICES;
                                                 SHAREHOLDER SERVICES; DISTRIBUTION AND SERVICE PLANS;
                                                 DISTRIBUTIONS FROM THE FUND
Item 6.      Capital Stock and
               Other Securities................  ALTERNATIVE SALES ARRANGEMENTS; PURCHASE OF SHARES;
                                                 SHAREHOLDER SERVICES; REDEMPTION OF SHARES;
                                                 DISTRIBUTION AND SERVICE PLANS; DISTRIBUTIONS FROM THE
                                                 FUND; TAX STATUS; DESCRIPTION OF SHARES OF THE FUND;
                                                 ADDITIONAL INFORMATION
Item 7.      Purchase of Securities
               Being Offered...................  SHAREHOLDER TRANSACTION EXPENSES; ALTERNATIVE SALES
                                                 ARRANGEMENTS; PURCHASE OF SHARES; SHAREHOLDER
                                                 SERVICES; REDEMPTION OF SHARES; DISTRIBUTION AND
                                                 SERVICE PLANS; DISTRIBUTIONS FROM THE FUND; FUND
                                                 PERFORMANCE
Item 8.      Redemption or Repurchase..........  SHAREHOLDER TRANSACTION EXPENSES; ALTERNATIVE SALES
                                                 ARRANGEMENTS; PURCHASE OF SHARES; SHAREHOLDER
                                                 SERVICES; REDEMPTION OF SHARES
Item 9.      Pending Legal Proceedings.........  Not Applicable


                                       (v)

                                      (vi)


PART B
Item 10.     Cover Page........................  Cover Page
Item 11.     Table of Contents.................  Table of Contents
Item 12.     General Information
               and History.....................  The Fund and The Trust
Item 13.     Investment Objectives
               and Policies....................  Investment Policies and Restrictions; Additional
                                                 Investment Considerations
Item 14.     Management of the Fund............  Trustees and Officers
Item 15.     Control Persons and Principal
               Holders of Securities...........  Trustees and Officers
Item 16.     Investment Advisory and
               Other Services..................  Contained in Prospectus under captions: INVESTMENT
                                                 ADVISORY SERVICES; ALTERNATIVE SALES ARRANGEMENTS;
                                                 PURCHASE OF SHARES; DISTRIBUTION AND SERVICE PLANS;
                                                 Investment Advisory and Other Services; Trustees and
                                                 Officers; The Distributor; Distribution and Service
                                                 Plans; Legal Counsel; Notes to Financial Statements
Item 17.     Brokerage Allocation..............  Portfolio Transactions and Brokerage Allocations
Item 18.     Capital Stock and
               Other Securities................  The Fund and The Trust
Item 19.     Purchase, Redemption and
               Pricing of Securities Being
               Offered.........................  Contained in Prospectus under captions: ALTERNATIVE
                                                 SALES ARRANGEMENTS; PURCHASE OF SHARES; SHAREHOLDER
                                                 SERVICES; REDEMPTION OF SHARES
Item 20.     Tax Status........................  Contained in Prospectus under caption: TAX STATUS; Tax
                                                 Status of the Fund
Item 21.     Underwriters......................  The Distributor; Notes to Financial Statements
Item 22.     Calculations of Performance
               Data............................  Continued in Prospectus under caption: FUND
                                                 PERFORMANCE; Performance Information
Item 23.     Financial Statements..............  Contained in the Prospectus under the captions:
                                                 FINANCIAL HIGHLIGHTS; Report of Independent
                                                 Accountants; Financial Statements; Notes to Financial
                                                 Statements; Trustees and Officers


PART C

     Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of this Registration Statement.

                                      (vii)

      VAN KAMPEN AMERICAN CAPITAL INTERMEDIATE TERM MUNICIPAL INCOME FUND

                             CROSS REFERENCE SHEET
                 (AS REQUIRED BY ITEM 501(B) OF REGULATION S-K)


                       ITEM NUMBER OF
                         FORM N-1A                                LOCATION OR CAPTION
                       --------------                             -------------------
PART A
Item 1.      Cover Page........................  Cover Page
Item 2.      Synopsis..........................  PROSPECTUS SUMMARY; SHAREHOLDER TRANSACTION EXPENSES;
                                                 ANNUAL FUND OPERATING EXPENSES AND EXAMPLE
Item 3.      Condensed Financial
               Information.....................  SHAREHOLDER TRANSACTION EXPENSES; ANNUAL FUND
                                                 OPERATING EXPENSES AND EXAMPLE; FINANCIAL HIGHLIGHTS;
                                                 FUND PERFORMANCE; SHAREHOLDER SERVICES; ADDITIONAL
                                                 INFORMATION
Item 4.      General Description of
               Registrant......................  PROSPECTUS SUMMARY; THE FUND; INVESTMENT OBJECTIVE AND
                                                 POLICIES; MUNICIPAL SECURITIES; INVESTMENT PRACTICES;
                                                 SHAREHOLDER SERVICES; DESCRIPTION OF SHARES OF THE
                                                 FUND; ADDITIONAL INFORMATION
Item 5.      Management of the Fund............  ANNUAL FUND OPERATING EXPENSES AND EXAMPLE; INVESTMENT
                                                 PRACTICES; INVESTMENT ADVISORY SERVICES; ALTERNATIVE
                                                 SALES ARRANGEMENTS; PURCHASE OF SHARES; SHAREHOLDER
                                                 SERVICES; ADDITIONAL INFORMATION
Item 6.      Capital Stock and
               Other Securities................  DISTRIBUTIONS FROM THE FUND; REDEMPTION OF SHARES;
                                                 DISTRIBUTION AND SERVICE PLANS; TAX STATUS;
                                                 ALTERNATIVE SALES ARRANGEMENTS; PURCHASE OF SHARES;
                                                 SHAREHOLDER SERVICES; DESCRIPTION OF SHARES OF THE
                                                 FUND; ADDITIONAL INFORMATION
Item 7.      Purchase of Securities
               Being Offered...................  SHAREHOLDER TRANSACTION EXPENSES; ALTERNATIVE SALES
                                                 ARRANGEMENTS; PURCHASE OF SHARES; DISTRIBUTION AND
                                                 SERVICE PLANS; FUND PERFORMANCE; SHAREHOLDER SERVICES;
                                                 ADDITIONAL INFORMATION
Item 8.      Redemption or Repurchase..........  ALTERNATIVE SALES ARRANGEMENTS; PURCHASE OF SHARES;
                                                 REDEMPTION OF SHARES; SHAREHOLDER SERVICES
Item 9.      Pending Legal Proceedings.........  Not Applicable


                                      (vii)

                       ITEM NUMBER OF
                         FORM N-1A                                LOCATION OR CAPTION
                       --------------                             -------------------
PART B
Item 10.     Cover Page........................  Cover Page
Item 11.     Table of Contents.................  Table of Contents
Item 12.     General Information
               and History.....................  The Fund and the Trust
Item 13.     Investment Objectives
               and Policies....................  Investment Policies and Restrictions; Additional
                                                 Investment Considerations
Item 14.     Management of the Fund............  Trustees and Officers
Item 15.     Control Persons and Principal
               Holders of Securities...........  Shares of the Fund; Trustees and Officers
Item 16.     Investment Advisory and
               Other Services..................  Contained in Prospectus under captions: INVESTMENT
                                                 ADVISORY SERVICES; ALTERNATIVE SALES ARRANGEMENTS;
                                                 PURCHASE OF SHARES; DISTRIBUTION AND SERVICE PLANS;
                                                 Custodian and Independent Auditors; Investment
                                                 Advisory and Other Services; Trustees and Officers;
                                                 The Distributor; Distribution and Service Plans; Legal
                                                 Counsel; Notes to Financial Statements
Item 17.     Brokerage Allocation..............  Portfolio Transactions and Brokerage Allocation
Item 18.     Capital Stock and
               Other Securities................  Contained in the Prospectus under caption: DESCRIPTION
                                                 OF SHARES OF THE FUND; The Fund and the Trust
Item 19.     Purchase, Redemption and
               Pricing of Securities Being
               Offered.........................  Contained in Prospectus under captions: ALTERNATIVE
                                                 SALES ARRANGEMENTS; PURCHASE OF SHARES; SHAREHOLDER
                                                 SERVICES; REDEMPTION OF SHARES
Item 20.     Tax Status........................  Contained in Prospectus under captions: TAX STATUS;
                                                 Tax Status of the Fund
Item 21.     Underwriters......................  The Distributor; Notes to Financial Statements
Item 22.     Calculations of Performance
               Data............................  Continued in Prospectus under caption: FUND
                                                 PERFORMANCE; Performance Information
Item 23.     Financial Statements..............  Contained in the Prospectus under the caption:
                                                 FINANCIAL HIGHLIGHTS; Report of Independent
                                                 Accountants; Financial Statements; Notes to Financial
                                                 Statements; Trustees and Officers


PART C

     Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of this Registration Statement.

                                     (viii)

        VAN KAMPEN AMERICAN CAPITAL FLORIDA INSURED TAX FREE INCOME FUND

                             CROSS REFERENCE SHEET
                 (AS REQUIRED BY ITEM 501(B) OF REGULATION S-K)


                       ITEM NUMBER OF
                         FORM N-1A                                LOCATION OR CAPTION
                       --------------                             -------------------
PART A
Item  1.     Cover Page........................  Cover Page
Item  2.     Synopsis..........................  PROSPECTUS SUMMARY; SHAREHOLDER TRANSACTION EXPENSES;
                                                 ANNUAL FUND OPERATING EXPENSES AND EXAMPLE
Item  3.     Condensed Financial
               Information.....................  SHAREHOLDER TRANSACTION EXPENSES; ANNUAL FUND
                                                 OPERATING EXPENSES AND EXAMPLE; FINANCIAL HIGHLIGHTS;
                                                 FUND PERFORMANCE; SHAREHOLDER SERVICES; ADDITIONAL
                                                 INFORMATION
Item  4.     General Description of
               Registrant......................  PROSPECTUS SUMMARY; THE FUND; INVESTMENT
                                                 OBJECTIVE AND POLICIES; MUNICIPAL SECURITIES;
                                                 INVESTMENT PRACTICES; SPECIAL CONSIDERATIONS REGARDING
                                                 THE FUND; SHAREHOLDER SERVICES; DESCRIPTION OF SHARES
                                                 OF THE FUND; ADDITIONAL INFORMATION
Item  5.     Management of the
               Fund............................  ANNUAL FUND OPERATING EXPENSES AND EXAMPLE; INVESTMENT
                                                 PRACTICES; INVESTMENT ADVISORY SERVICES; ALTERNATIVE
                                                 SALES ARRANGEMENTS; PURCHASE OF SHARES; SHAREHOLDER
                                                 SERVICES; ADDITIONAL INFORMATION
Item  6.     Capital Stock and Other
               Securities......................  DISTRIBUTIONS FROM THE FUND; REDEMPTION OF SHARES;
                                                 DISTRIBUTION AND SERVICE PLANS; TAX STATUS;
                                                 SHAREHOLDER SERVICES; DESCRIPTION OF SHARES OF THE
                                                 FUND; ADDITIONAL INFORMATION
Item  7.     Purchase of Securities
               Being Offered...................  SHAREHOLDER TRANSACTION EXPENSES; ALTERNATIVE SALES
                                                 ARRANGEMENTS; PURCHASE OF SHARES; DISTRIBUTION AND
                                                 SERVICE PLANS; FUND PERFORMANCE; SHAREHOLDER SERVICES;
                                                 ADDITIONAL INFORMATION
Item  8.     Redemption or
               Repurchase......................  ALTERNATIVE SALES ARRANGEMENTS; PURCHASE OF SHARES;
                                                 REDEMPTION OF SHARES; SHAREHOLDER SERVICES
Item  9.     Pending Legal
               Proceedings.....................  Not Applicable


                                      (ix)

PART B
Item 10.      Cover Page.......................  Cover Page
Item 11.      Table of Contents................  Table of Contents
Item 12.      General Information
                and History....................  Contained in Prospectus under caption: DESCRIPTION OF SHARES OF THE
                                                 FUND; The Fund and the Trust
Item 13.      Investment Objectives
                and Policies...................  Investment Policies and Restrictions;
                                                 Additional Investment Considerations
Item 14.      Management of the
                Fund...........................  Trustees and Officers
Item 15.      Control Persons and
                Principal Holders of
                Securities.....................  Contained in Prospectus under caption: DESCRIPTION OF SHARES OF THE
                                                 FUND; Trustees and Officers
Item 16.      Investment Advisory and
                Other Services.................  Contained in Prospectus under captions: INVESTMENT ADVISORY
                                                 SERVICES; DISTRIBUTION AND SERVICE PLANS; Custodian and Independent
                                                 Auditors; Legal Counsel; Investment Advisory and Other Services;
                                                 Trustees and Officers; The Distributor; Distribution and Service
                                                 Plans; Notes to Financial Statements
Item 17.      Brokerage Allocation.............  Portfolio Transactions and Brokerage Allocation
Item 18.      Capital Stock and
                Other Securities...............  Contained in Prospectus under caption: DESCRIPTION OF SHARES OF THE
                                                 FUND; The Fund and the Trust
Item 19.      Purchase, Redemption
                and Pricing of
                Securities Being
                Offered........................  Contained in Prospectus under captions: ALTERNATIVE SALES
                                                 ARRANGEMENTS; PURCHASE OF SHARES; SHAREHOLDER SERVICES; REDEMPTION
                                                 OF SHARES
Item 20.      Tax Status.......................  Contained in Prospectus under caption: TAX STATUS; Tax Status of the Fund
Item 21.      Underwriters.....................  The Distributor; Notes to Financial Statements
Item 22.      Calculations of
                Performance Data...............  Contained in Prospectus under caption: FUND PERFORMANCE; FINANCIAL
                                                 HIGHLIGHTS; Performance Information
Item 23.      Financial Statements.............  Contained in Prospectus under caption: FINANCIAL HIGHLIGHTS; Report of Independent Accountants; Financial Statements; Notes to
                                                 Financial Statements; Trustees and Officers
PART C


       Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of this Registration Statement.

                                       (x)

          VAN KAMPEN AMERICAN CAPITAL NEW JERSEY TAX FREE INCOME FUND

                             CROSS REFERENCE SHEET
                 (AS REQUIRED BY ITEM 501(B) OF REGULATION S-K)


                       ITEM NUMBER OF
                         FORM N-1A                                LOCATION OR CAPTION
                       --------------                             -------------------
PART A
Item  1.     Cover Page........................  Cover Page
Item  2.     Synopsis..........................  PROSPECTUS SUMMARY; SHAREHOLDER TRANSACTION EXPENSES;
                                                 ANNUAL FUND OPERATING EXPENSES AND EXAMPLE
Item  3.     Condensed Financial
               Information.....................  SHAREHOLDER TRANSACTION EXPENSES; ANNUAL FUND
                                                 OPERATING EXPENSES AND EXAMPLE; FINANCIAL HIGHLIGHTS;
                                                 FUND PERFORMANCE; SHAREHOLDER SERVICES; ADDITIONAL
                                                 INFORMATION
Item  4.     General Description of
               Registrant......................  PROSPECTUS SUMMARY; THE FUND;
                                                 INVESTMENT OBJECTIVE AND POLICIES;
                                                 MUNICIPAL SECURITIES; INVESTMENT
                                                 PRACTICES; SPECIAL CONSIDERATIONS REGARDING THE FUND;
                                                 SHAREHOLDER SERVICES; DESCRIPTION OF SHARES OF THE
                                                 FUND; ADDITIONAL INFORMATION
Item  5.     Management of the
               Fund............................  ANNUAL FUND OPERATING EXPENSES
                                                 AND EXAMPLE; INVESTMENT PRACTICES; INVESTMENT ADVISORY
                                                 SERVICES; ALTERNATIVE SALES ARRANGEMENTS; PURCHASE OF
                                                 SHARES; SHAREHOLDER SERVICES; ADDITIONAL INFORMATION
Item  6.     Capital Stock and Other
               Securities......................  DISTRIBUTIONS FROM THE FUND; REDEMPTION OF SHARES;
                                                 DISTRIBUTION AND SERVICE PLANS; TAX STATUS;
                                                 SHAREHOLDER SERVICES; DESCRIPTION OF SHARES OF THE
                                                 FUND; ADDITIONAL INFORMATION
Item  7.     Purchase of Securities
               Being Offered...................  SHAREHOLDER TRANSACTION EXPENSES; ALTERNATIVE SALES
                                                 ARRANGEMENTS; PURCHASE OF SHARES; DISTRIBUTION AND
                                                 SERVICE PLANS; FUND PERFORMANCE; SHAREHOLDER SERVICES;
                                                 ADDITIONAL INFORMATION
Item  8.     Redemption or
               Repurchase......................  ALTERNATIVE SALES ARRANGEMENTS; PURCHASE OF SHARES;
                                                 REDEMPTION OF SHARES; SHAREHOLDER SERVICES
Item  9.     Pending Legal
               Proceedings.....................  Not Applicable


                                      (xi)

PART B
Item 10.      Cover Page.......................  Cover Page
Item 11.      Table of Contents................  Table of Contents
Item 12.      General Information
                and History....................  Contained in Prospectus under the caption: DESCRIPTION OF SHARES OF
                                                 THE FUND; The Fund and the Trust
Item 13.      Investment Objectives
                and Policies...................  Investment Policies and Restrictions;
                                                 Additional Investment Considerations
Item 14.      Management of the
                Fund...........................  Trustees and Officers
Item 15.      Control Persons and
                Principal Holders of
                Securities.....................  Contained in Prospectus under caption: DESCRIPTION OF SHARES OF THE
                                                 FUND; Trustees and Officers
Item 16.      Investment Advisory and
                Other Services.................  Contained in Prospectus under captions: ALTERNATIVE SALES
                                                 ARRANGEMENTS; PURCHASE OF SHARES; INVESTMENT ADVISORY SERVICES;
                                                 DISTRIBUTION AND SERVICE PLANS; Custodian and Independent Auditors;
                                                 Legal Counsel; Investment Advisory and Other Services; Trustees and
                                                 Officers; The Distributor; Distribution and Service Plans; Notes to
                                                 Financial Statements
Item 17.      Brokerage Allocation.............  Portfolio Transactions and Brokerage Allocation
Item 18.      Capital Stock and
                Other Securities...............  Contained in Prospectus under caption: DESCRIPTION OF SHARES OF THE
                                                 FUND; The Fund and the Trust
Item 19.      Purchase, Redemption
                and Pricing of
                Securities Being
                Offered........................  Contained in Prospectus under captions: ALTERNATIVE SALES
                                                 ARRANGEMENTS; PURCHASE OF SHARES; SHAREHOLDER SERVICES; REDEMPTION
                                                 OF SHARES
Item 20.      Tax Status.......................  Contained in Prospectus under caption: TAX STATUS; Tax Status of the Fund
Item 21.      Underwriters.....................  The Distributor; Notes to Financial Statements
Item 22.      Calculations of
                Performance Data...............  Contained in Prospectus under caption: FUND PERFORMANCE; FINANCIAL
                                                 HIGHLIGHTS; Performance Information
Item 23.      Financial Statements.............  Contained in Prospectus under caption: FINANCIAL HIGHLIGHTS; Report of Independent Accountants; Financial Statements; Notes to
                                                 Financial Statements; Trustees and Officers
PART C


       Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of this Registration Statement.

                                      (xii)

           VAN KAMPEN AMERICAN CAPITAL NEW YORK TAX FREE INCOME FUND

                             CROSS REFERENCE SHEET
                 (AS REQUIRED BY ITEM 501(B) OF REGULATION S-K)


                       ITEM NUMBER OF
                         FORM N-1A                                LOCATION OR CAPTION
                       --------------                             -------------------
PART A
Item  1.     Cover Page........................  Cover Page
Item  2.     Synopsis..........................  PROSPECTUS SUMMARY; SHAREHOLDER TRANSACTION EXPENSES;
                                                 ANNUAL FUND OPERATING EXPENSES AND EXAMPLE
Item  3.     Condensed Financial
               Information.....................  SHAREHOLDER TRANSACTION EXPENSES; ANNUAL FUND
                                                 OPERATING EXPENSES AND EXAMPLE; FINANCIAL HIGHLIGHTS;
                                                 FUND PERFORMANCE; SHAREHOLDER SERVICES; ADDITIONAL
                                                 INFORMATION
Item  4.     General Description of
               Registrant......................  PROSPECTUS SUMMARY; THE FUND;
                                                 INVESTMENT OBJECTIVES AND POLICIES;
                                                 MUNICIPAL SECURITIES; INVESTMENT
                                                 PRACTICES; SPECIAL CONSIDERATIONS REGARDING THE FUND;
                                                 SHAREHOLDER SERVICES; DESCRIPTION OF SHARES OF THE
                                                 FUND; ADDITIONAL INFORMATION
Item  5.     Management of the
               Funds...........................  ANNUAL FUND OPERATING EXPENSES
                                                 AND EXAMPLE; INVESTMENT PRACTICES; INVESTMENT ADVISORY
                                                 SERVICES; ALTERNATIVE SALES ARRANGEMENTS; PURCHASE OF
                                                 SHARES; SHAREHOLDER SERVICES; ADDITIONAL INFORMATION
Item  6.     Capital Stock and Other
               Securities......................  DISTRIBUTIONS FROM THE FUND; REDEMPTION OF SHARES; THE
                                                 DISTRIBUTION AND SERVICE PLANS; TAX STATUS;
                                                 SHAREHOLDER SERVICES; DESCRIPTION OF SHARES OF THE
                                                 FUND; ADDITIONAL INFORMATION
Item  7.     Purchase of Securities
               Being Offered...................  SHAREHOLDER TRANSACTION EXPENSES; ALTERNATIVE SALES
                                                 ARRANGEMENTS; PURCHASE OF SHARES; DISTRIBUTION AND
                                                 SERVICE PLANS; FUND PERFORMANCE; SHAREHOLDER SERVICES;
                                                 ADDITIONAL INFORMATION
Item  8.     Redemption or
               Repurchase......................  ALTERNATIVE SALES ARRANGEMENTS; PURCHASE OF SHARES;
                                                 REDEMPTION OF SHARES; SHAREHOLDER SERVICES
Item  9.     Pending Legal
               Proceedings.....................  Not Applicable
PART B
Item 10.     Cover Page........................  Cover Page


                                     (xiii)

Item 11.      Table of Contents................  Table of Contents
Item 12.      General Information
                and History....................  Contained in Prospectus under the caption: DESCRIPTION OF SHARES OF
                                                 THE FUND; The Fund and the Trust
Item 13.      Investment Objectives
                and Policies...................  Investment Policies and Restrictions;
                                                 Additional Investment Considerations
Item 14.      Management of the
                Funds..........................  Trustees and Officers
Item 15.      Control Persons and
                Principal Holders of
                Securities.....................  Contained in Prospectus under caption: DESCRIPTION OF SHARES OF THE
                                                 FUND; Trustees and Officers
Item 16.      Investment Advisory and
                Other Services.................  Contained in Prospectus under captions: ALTERNATIVE SALES
                                                 ARRANGEMENTS; PURCHASE OF SHARES; INVESTMENT ADVISORY SERVICES;
                                                 DISTRIBUTION AND SERVICE PLANS; Custodian and Independent Auditors;
                                                 Legal Counsel; Investment Advisory and Other Services; Trustees and
                                                 Officers; The Distributor; Distribution and Service Plans; Notes to
                                                 Financial Statements
Item 17.      Brokerage Allocation.............  Portfolio Transactions and Brokerage Allocation
Item 18.      Capital Stock and
                Other Securities...............  Contained in Prospectus under caption: DESCRIPTION OF SHARES OF THE
                                                 FUND; The Fund and the Trust
Item 19.      Purchase, Redemption
                and Pricing of
                Securities Being
                Offered........................  Contained in Prospectus under captions: ALTERNATIVE SALES
                                                 ARRANGEMENTS; PURCHASE OF SHARES; SHAREHOLDER SERVICES; REDEMPTION
                                                 OF SHARES
Item 20.      Tax Status.......................  Contained in Prospectus under caption: TAX STATUS; Tax Status of the Fund
Item 21.      Underwriters.....................  The Distributor; Notes to Financial Statements
Item 22.      Calculations of
                Performance Data...............  Contained in Prospectus under caption: FUND PERFORMANCE; FINANCIAL
                                                 HIGHLIGHTS; Performance Information
Item 23.      Financial Statements.............  Contained in Prospectus under caption: FINANCIAL HIGHLIGHTS; Report of Independent Accountants; Financial Statements; Notes to
                                                 Financial Statements; Trustees and Officers
PART C


       Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of this Registration Statement.

                                      (xiv)

------------------------------------------------------------------------------
                          VAN KAMPEN AMERICAN CAPITAL
                           TAX FREE HIGH INCOME FUND
------------------------------------------------------------------------------

    Van Kampen American Capital Tax Free High Income Fund (the "Fund") is a separate diversified mutual fund organized as a series of Van Kampen American Capital Tax Free Trust. The Fund's investment objective is to provide investors with a high level of current income exempt from federal income taxes primarily through investment in a diversified portfolio of medium and lower grade municipal securities. The Fund may invest in medium and lower grade municipal securities rated between BBB and B- (inclusive) by Standard & Poor's Ratings Group, Baa and B3 (inclusive) by Moody's Investors Service, Inc., comparably rated short-term municipal obligations and municipal securities determined by the Fund's investment adviser to be of comparable quality. Municipal securities in which the Fund may invest include conventional fixed-rate municipal securities, variable rate municipal securities and other types of municipal securities described herein. See "Municipal Securities." There is no assurance that the Fund will achieve its investment objective.

    Investment in medium and lower grade municipal securities involves special risks as compared with investment in higher grade municipal securities, including potentially greater sensitivity to a general economic downturn, greater market price volatility and less liquid secondary market trading. See "Municipal Securities -- Special Considerations and Risk Factors Regarding Medium and Lower Grade Municipal Securities." Investment in the Fund may not be appropriate for all investors.

    The Fund's investment adviser is Van Kampen American Capital Investment Advisory Corp. This Prospectus sets forth certain information about the Fund that a prospective investor should know before investing. Please read and retain this Prospectus for future reference. The address of the Fund is One Parkview Plaza, Oakbrook Terrace, Illinois 60181, and its telephone number is (800) 421-5666.
                               ------------------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE REGULATORS NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE REGULATORS PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
                               ------------------

    SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, GUARANTEED OR ENDORSED BY, ANY BANK OR DEPOSITORY INSTITUTION; FURTHER, SUCH SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.


    A Statement of Additional Information, dated April 30, 1997, containing additional information about the Fund has been filed with the Securities and Exchange Commission and is hereby incorporated by reference in its entirety into this Prospectus. A copy of the Statement of Additional Information may be obtained without charge, by calling (800) 421-5666 or for Telecommunications Device for the Deaf at (800) 421-2833. The Statement of Additional Information has been filed with the Securities and Exchange Commission ("SEC") and is available along with other related Fund materials at the SEC's internet web site
(http//www.sec.gov).           ------------------

                         VAN KAMPEN AMERICAN CAPITAL SM

                               ------------------

                    THIS PROSPECTUS IS DATED APRIL 30, 1997.

------------------------------------------------------------------------------
                               TABLE OF CONTENTS
------------------------------------------------------------------------------


                                                                PAGE
                                                                ----
Prospectus Summary..........................................      3
Shareholder Transaction Expenses............................      7
Annual Fund Operating Expenses and Example..................      8
Financial Highlights........................................     10
The Fund....................................................     12
Investment Objective and Policies...........................     12
Municipal Securities........................................     15
Investment Practices........................................     20
Investment Advisory Services................................     22
Alternative Sales Arrangements..............................     24
Purchase of Shares..........................................     26
Shareholder Services........................................     36
Redemption of Shares........................................     40
Distribution and Service Plans..............................     43
Distributions from the Fund.................................     45
Tax Status..................................................     46
Fund Performance............................................     51
Description of Shares of the Fund...........................     52
Additional Information......................................     53
Appendix A: Description of Municipal Securities Ratings.....     55


  NO DEALER, SALESMAN OR ANY OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS, OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, IN CONNECTION WITH THE OFFER CONTAINED IN THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND, THE ADVISER, OR THE DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER BY THE FUND OR BY THE DISTRIBUTOR TO SELL OR A SOLICITATION OF AN OFFER TO BUY ANY OF THE SECURITIES OFFERED HEREBY IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS UNLAWFUL FOR THE FUND TO MAKE SUCH AN OFFER IN SUCH JURISDICTION.

------------------------------------------------------------------------------
                               PROSPECTUS SUMMARY
------------------------------------------------------------------------------

THE FUND. Van Kampen American Capital Tax Free High Income Fund (the "Fund") is a separate diversified series of Van Kampen American Capital Tax Free Trust (the "Trust"), an open-end management investment company organized as a Delaware business trust. See "The Fund."

MINIMUM PURCHASE. $500 minimum initial investment for each class of shares and $25 minimum subsequent investment for each class of shares (or less as described under "Purchase of Shares").

INVESTMENT OBJECTIVE. The Fund's investment objective is to provide investors with a high level of current income exempt from federal income taxes primarily through investment in a diversified portfolio of medium and lower grade municipal securities.

INVESTMENT POLICIES. Municipal securities in which the Fund may invest include fixed and variable rate securities, municipal notes, municipal leases, tax exempt commercial paper, custodial receipts, participation certificates and derivative municipal securities the terms of which include elements of, or are similar in effect to, certain Strategic Transactions (as defined herein) in which the Fund may engage. The Fund may invest up to 15% of its total assets in derivative variable rate securities such as inverse floaters, whose rates vary inversely with changes in market rates of interest or range or capped floaters, whose rates are subject to periodic or lifetime caps. The Fund may invest in medium and lower grade municipal securities rated, at the time of investment, between BBB and B- (inclusive) by Standard & Poor's Ratings Group ("S&P"), Baa and B3 (inclusive) by Moody's Investors Service, Inc. ("Moody's"), comparably rated short-term municipal obligations and municipal securities determined by Van Kampen American Capital Investment Advisory Corp. (the "Adviser"), the Fund's investment adviser, to be of comparable quality. There is no assurance that the Fund will achieve its investment objective.

  Medium grade municipal securities are those rated BBB by S&P or Baa by Moody's, comparably rated short-term municipal obligations and municipal securities determined by the Adviser to be of comparable quality. Municipal securities rated BBB by S&P generally are regarded by S&P as having an adequate capacity to pay interest and repay principal; adverse economic conditions or changing circumstances are, however, more likely in S&P's view to lead to a weakened capacity to pay interest and repay principal as compared with higher rated municipal securities. Municipal securities rated Baa by Moody's generally are considered by Moody's as medium grade obligations, i.e., they are neither highly protected nor poorly secured. In Moody's view, interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. In

Moody's view, such securities lack outstanding investment characteristics and have speculative characteristics as well.

  The Fund may invest in lower grade municipal securities rated, at the time of investment, either not lower than B- by S&P or not lower than B3 by Moody's, in comparably rated short-term municipal obligations and in municipal securities determined by the Adviser to be of comparable quality. Municipal securities rated B by S&P generally are regarded by S&P, on balance, as predominantly speculative with respect to capacity to pay interest or repay principal in accordance with the terms of the obligation. While such securities will likely have some quality and protective characteristics, in S&P's view these are outweighed by large uncertainties or major risk exposure to adverse conditions. Securities rated B by Moody's are viewed by Moody's as generally lacking characteristics of the desirable investment. In Moody's view, assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

  The Fund will not make initial investments in municipal securities rated, at the time of investment, below B- by S&P and below B3 by Moody's, in comparably rated short-term municipal obligations or in municipal securities determined by the Adviser to be of comparable quality. The Fund may retain municipal securities which are downgraded after investment. There is no minimum rating with respect to municipal securities which may be retained in the Fund's portfolio, and the Fund may thus hold securities that are in default, or with respect to which payment of interest and/or repayment of principal is in arrears. A complete description of the various S&P and Moody's rating categories is included as Appendix A to this Prospectus.

  Investment in medium and lower grade municipal securities involves special risks as compared with investment in higher grade municipal securities, including potentially greater sensitivity to a general economic downturn, greater market price volatility and less liquid secondary market trading. The Fund may not be an appropriate investment for all investors. The net asset value per share of the Fund can be expected to increase or decrease depending on real or perceived changes in the credit risks associated with its portfolio investments, changes in interest rates and other factors affecting the municipal credit markets. See "Investment Objective and Policies," "Municipal Securities" and "Appendix A."

INVESTMENT PRACTICES. In certain circumstances the Fund may enter into when-issued or delayed delivery transactions and various strategic transactions, which practices entail certain risks. See "Investment Practices."

INVESTMENT RESULTS. The investment results of the Fund are shown in the table of "Financial Highlights."

ALTERNATIVE SALES ARRANGEMENTS. The Alternative Sales Arrangements permit an investor to choose the method of purchasing shares that is more beneficial to the investor, taking into account the amount of the purchase, the length of time the investor expects to hold the shares and other circumstances. Investors should consider such factors together with the amount of sales charges and accumulated distribution and services fees with respect to each class of shares that may be incurred over the anticipated duration of their investment in the Fund. To assist investors in making this determination, the table under the caption "Annual Fund Operating Expenses and Example" sets forth examples of the charges applicable to each class of shares.

  The Fund currently offers three classes of its shares which may be purchased at a price equal to their net asset value per share plus sales charges which, at the election of the investor, may be imposed either (i) at the time of purchase ("Class A Shares") or (ii) on a contingent deferred basis (Class A Share accounts over $1 million, "Class B Shares" and "Class C Shares"). Class A Share accounts over $1 million or otherwise subject to a contingent deferred sales charge ("CDSC"), Class B Shares and Class C Shares sometimes are referred to herein collectively as "CDSC Shares."

  Class A Shares. Class A Shares are subject to an initial sales charge equal to 4.75% of the public offering price (4.99% of the net amount invested), reduced on investments of $100,000 or more. Class A Shares are subject to ongoing distribution and services fees at an aggregate annual rate of up to 0.25% of the Fund's average daily net assets attributable to the Class A Shares. Certain purchases of Class A Shares qualify for reduced or no initial sales charges and may be subject to a CDSC.


  Class B Shares. Class B Shares do not incur a sales charge when they are purchased, but are subject to a sales charge if redeemed within six years of purchase. Class B Shares are subject to a CDSC equal to 4.00% of the lesser of the then current net asset value or the original purchase price on Class B Shares redeemed during the first year after purchase, which charge is reduced each year thereafter. Class B Shares are subject to ongoing distribution and service fees at an aggregate annual rate of up to 1.00% of the Fund's average daily net assets attributable to the Class B Shares. Class B Shares automatically convert to Class A Shares eight years after the end of the calendar month in which the investor's order to purchase was accepted, in the circumstances and subject to the qualifications described in this Prospectus.



  Class C Shares. Class C Shares do not incur a sales charge when they are purchased, but are subject to a sales charge if redeemed within the first year after purchase. Class C Shares are subject to a CDSC equal to 1.00% of the lesser of the then current net asset value or the original purchase price on Class C Shares redeemed within the first year after purchase. Class C Shares are subject to ongoing distribution and service fees at an aggregate annual rate of up to 1.00% of the Fund's aggregate average daily net assets attributable to the Class C Shares.

REDEMPTION. Class A Shares may be redeemed at net asset value, without charge, subject to conditions set forth herein. CDSC Shares may be redeemed at net asset value less a deferred sales charge which will vary among each class of CDSC Shares and with the length of time a redeeming shareholder has owned such shares. CDSC Shares redeemed after the expiration of the CDSC period applicable to the respective class of CDSC Shares will not be subject to a deferred sales charge. See "Redemption of Shares."



INVESTMENT ADVISER. Van Kampen American Capital Investment Advisory Corp. (the "Adviser") is the Fund's investment adviser.



DISTRIBUTOR. Van Kampen American Capital Distributors, Inc. (the "Distributor") distributes the Fund's shares.


DISTRIBUTIONS FROM THE FUND. Distributions from net investment income are declared daily and paid monthly; net realized capital gains, if any, are distributed annually. Distributions with respect to each class of shares will be calculated in the same manner on the same day and will be in the same amount except that the different distribution and service fees and administrative expenses relating to each class of shares will be borne exclusively by the respective class of shares. See "Distributions from the Fund."


  The foregoing is qualified in its entirety by reference to the more detailed information appearing elsewhere in this Prospectus.

------------------------------------------------------------------------------
SHAREHOLDER TRANSACTION EXPENSES
------------------------------------------------------------------------------

                                   CLASS A        CLASS B        CLASS C
                                   SHARES          SHARES         SHARES
                                   -------        -------        -------
Maximum sales charge imposed on
  purchases (as percentage of the
  offering price)................   4.75%(1)        None           None
Maximum sales charge imposed on
  reinvested dividends (as a
  percentage of the offering
  price).........................    None         None(3)        None(3)
Deferred sales charge (as a
  percentage of the lesser of the
  original purchase price or
  redemption proceeds)...........    None(2)        Year           Year
                                                  1--4.00%       1--1.00%
                                                    Year       After--None
                                                  2--3.75%
                                                    Year
                                                  3--3.50%
                                                    Year
                                                  4--2.50%
                                                    Year
                                                  5--1.50%
                                                    Year
                                                  6--1.00%
                                                After--None
Redemption fees (as a percentage
  of amount redeemed)............    None           None           None
Exchange fees....................    None           None           None

------------------------------------------------------------------------------
(1) Reduced on investments of $100,000 or more. See "Purchase of Shares -- Class A Shares."


(2) Investments of $1 million or more are not subject to a sales charge at the time of purchase, but a CDSC of 1.00% may be imposed on redemptions made within one year of the purchase. See "Purchase of Shares -- Deferred Sales Charge Alternatives -- Class A Share Purchases of $1 Million or More."



(3) CDSC Shares received as reinvested dividends are subject to a 12b-1 fee, a portion of which may indirectly pay for the initial sales commission incurred on behalf of the investor. See "Distribution and Service Plans."

------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES AND EXAMPLE
------------------------------------------------------------------------------


                                               CLASS A   CLASS B    CLASS C
                                               SHARES     SHARES     SHARES
                                               -------   -------    -------
Management Fees (as a percentage of average
  daily net assets)..........................   0.48%      0.48%      0.48%
12b-1 Fees(1) (as a percentage of average
  daily net assets)..........................   0.23%      1.00%      1.00%
Other Expenses (as a percentage of average
  daily net assets)..........................   0.28%      0.27%      0.27%
Total Expenses (as a percentage of average
  daily net assets)..........................   0.99%      1.75%      1.75%


------------------------------------------------------------------------------


(1) Includes a service fee of up to 0.25% (as a percentage of net asset value) paid by the Fund as compensation for ongoing services rendered to investors. With respect to each class of shares, amounts in excess of 0.25%, if any, represent an asset based sales charge. The asset based sales charge with respect to Class C Shares includes 0.75% (as a percentage of net asset value) paid to investors' broker-dealers as sales compensation.

EXAMPLE:


                                               ONE    THREE   FIVE     TEN
                                               YEAR   YEARS   YEARS   YEARS
                                               ----   -----   -----   -----
You would pay the following expenses on a
  $1,000 investment, assuming (i) an
  operating expense ratio of 0.99% for Class
  A Shares, 1.75% for Class B Shares, and
  1.75% for Class C Shares, (ii) 5% annual
  return and (iii) redemption at the end of
  each time period:
  Class A Shares.............................  $57     $78    $100    $163
  Class B Shares.............................  $58     $90    $110    $186*
  Class C Shares.............................  $28     $55    $ 95    $206
You would pay the following expenses on the
  same $1,000 investment assuming no
  redemption at the end of each period:
  Class A Shares.............................  $57     $78    $100    $163
  Class B Shares.............................  $18     $55    $ 95    $186*
  Class C Shares.............................  $18     $55    $ 95    $206


------------------------------------------------------------------------------


* Based on conversion to Class A Shares after eight years.



  The purpose of the foregoing tables is to assist an investor in understanding the various costs and expenses that an investor in the Fund will bear directly or indirectly. The "Example" reflects expenses based on the "Annual Fund Operating Expenses" table as shown above carried out to future years. The ten year amount with respect to Class B Shares of the Fund reflects the lower aggregate 12b-1 and service fees applicable to such shares after conversion to Class A Shares. THE INFORMATION CONTAINED IN THE ABOVE TABLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN. For a more complete description of such costs and expenses, see "Purchase of Shares," "Redemption of Shares," "Investment Advisory Services" and "Distribution and Service Plans."

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (for a share outstanding throughout the periods)
--------------------------------------------------------------------------------

The following schedule presents financial highlights for one Class A Share, one Class B Share and one Class C Share of the Fund outstanding throughout each of the periods indicated. The financial highlights have been audited by KPMG Peat Marwick LLP, independent certified public accountants, for each of the periods indicated and their report thereon appears in the Fund's related Statement of Additional Information. This information should be read in conjunction with the financial statements and related notes thereto included in the related Statement of Additional Information.

                                                                        CLASS A SHARES
                                     -------------------------------------------------------------------------------------
                                       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR
                                      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED
                                     DECEMBER   DECEMBER   DECEMBER   DECEMBER   DECEMBER   DECEMBER   DECEMBER   DECEMBER
                                     31, 1996   31, 1995   31, 1994   31, 1993   31, 1992   31, 1991   31, 1990   31, 1989
                                     --------   --------   --------   --------   --------   --------   --------   --------
Net Asset Value, Beginning of the
 Period............................  $14.984    $13.848    $15.629    $14.529    $15.687    $15.632    $16.378    $16.183
                                     -------    -------    -------    -------    -------    -------    -------    -------
 Net Investment Income.............     .963      1.024       .956      1.052      1.064      1.173      1.269      1.306
 Net Realized and Unrealized
   Gain/Loss on Securities.........    (.513)     1.072     (1.717)     1.158     (1.047)      .097      (.755)      .205
                                     -------    -------    -------    -------    -------    -------    -------    -------
Total from Investment Operations...     .450      2.096      (.761)     2.210       .017       1.27       .514      1.511
Less Distributions from and in
 Excess of Net Investment Income...     .960      0.960      1.020      1.110      1.175      1.215      1.260      1.316
                                     -------    -------    -------    -------    -------    -------    -------    -------
Net Asset Value, End of the
 Period............................  $14.474    $14.984    $13.848    $15.629    $14.529    $15.687    $15.632    $16.378
                                     =======    =======    =======    =======    =======    =======    =======    =======
Total Return(a)....................    3.21%     15.52%     (4.93%)    15.82%      0.08%      8.51%      3.23%      9.71%
Net Assets at End of Period (in
 millions).........................  $ 671.9    $ 665.8    $ 603.0    $ 636.2    $ 566.1    $ 626.7    $ 630.3    $ 623.0
Ratio of Expenses to Average Net
 Assets(b).........................     .99%      0.95%       .87%      1.03%      1.08%      1.09%      1.04%       .90%
Ratio of Net Investment Income to
 Average Net Assets(b).............    6.60%      7.05%      6.48%      6.95%      7.07%      7.54%      7.95%      8.02%
Portfolio Turnover.................      59%        59%       101%        91%        44%        65%        97%        66%

                                       CLASS A SHARES
                                     -------------------
                                       YEAR       YEAR
                                      ENDED      ENDED
                                     DECEMBER   DECEMBER
                                     31, 1988   31, 1987
                                     --------   --------
Net Asset Value, Beginning of the
 Period............................  $15.874    $16.769
                                     -------    -------
 Net Investment Income.............    1.311      1.307
 Net Realized and Unrealized
   Gain/Loss on Securities.........     .319      (.908)
                                     -------    -------
Total from Investment Operations...    1.630       .399
Less Distributions from and in
 Excess of Net Investment Income...    1.321      1.294
                                     -------    -------
Net Asset Value, End of the
 Period............................  $16.183    $15.874
                                     =======    =======
Total Return(a)....................   10.66%      2.87%
Net Assets at End of Period (in
 millions).........................  $ 453.6    $ 336.8
Ratio of Expenses to Average Net
 Assets(b).........................     .84%       .74%
Ratio of Net Investment Income to
 Average Net Assets(b).............    8.16%      8.06%
Portfolio Turnover.................      79%        85%


                                                   (Continued on following page)
---------------

(a) Total Return is based upon net asset value which does not include payment of the maximum sales charge or contingent deferred sales charge.



(b) The impact on the Ratios of Expenses and Net Investment Income to Average Net Assets due to the Adviser's reimbursement of expenses was less than 0.01%.


                   See Financial Statements and Notes Thereto

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS -- continued (for a share outstanding throughout the periods)
--------------------------------------------------------------------------------

                                                      CLASS B SHARES                             CLASS C SHARES
                                     -------------------------------------------------   ------------------------------
                                                                        MAY 1, 1993
                                                                       (COMMENCEMENT
                                       YEAR       YEAR       YEAR     OF DISTRIBUTION)     YEAR       YEAR       YEAR
                                      ENDED      ENDED      ENDED            TO           ENDED      ENDED      ENDED
                                     DECEMBER   DECEMBER   DECEMBER       DECEMBER       DECEMBER   DECEMBER   DECEMBER
                                     31, 1996   31, 1995   31, 1994       31, 1993       31, 1996   31, 1995   31, 1994
                                     --------   --------   --------   ----------------   --------   --------   --------
Net Asset Value, Beginning of
  Period...........................   $14.983    $13.850    $15.621         $14.670       $14.987    $13.846    $15.610
                                      -------    -------    -------         -------       -------    -------    -------
  Net Investment Income............      .843      0.908       .841            .656          .851      0.910       .824
  Net Realized and Unrealized
    Gain/Loss on Securities........     (.506)     1.071     (1.718)           .945         (.518)     1.077     (1.694)
                                      -------    -------    -------         -------       -------    -------    -------
Total from Investment Operations...      .337      1.979      (.877)          1.601          .333      1.987      (.870)
Less Distributions from and in
  Excess of Net Investment
  Income...........................      .846      0.846       .894            .650          .846      0.846       .894
                                      -------    -------    -------         -------       -------    -------    -------
Net Asset Value, End of the
  Period...........................   $14.474    $14.983    $13.850         $15.621       $14.474    $14.987    $13.846
                                      =======    =======    =======         =======       =======    =======    =======
Total Return(a)....................     2.40%     14.62%     (5.69%)         11.12%*        2.33%     14.70%     (5.62%)
Net Assets at End of Period (in
  millions)........................   $ 173.8    $ 137.9    $ 112.4         $  56.6       $  18.8    $   9.5    $   7.6
Ratio of Expenses to Average Net
  Assets(b)........................     1.75%      1.70%      1.64%           1.74%         1.75%      1.69%      1.64%
Ratio of Net Investment Income to
  Average Net Assets(b)............     5.84%      6.25%      5.70%           5.95%         5.84%      6.19%      5.71%
Portfolio Turnover.................       59%        59%       101%             91%           59%        59%       101%

                                      CLASS C SHARES
                                     ----------------
                                     AUGUST 13, 1993
                                      (COMMENCEMENT
                                     OF DISTRIBUTION)
                                            TO
                                         DECEMBER
                                         31, 1993
                                     ----------------
Net Asset Value, Beginning of
  Period...........................        $15.030
                                           -------
  Net Investment Income............           .369
  Net Realized and Unrealized
    Gain/Loss on Securities........           .580
                                           -------
Total from Investment Operations...           .949
Less Distributions from and in
  Excess of Net Investment
  Income...........................           .369
                                           -------
Net Asset Value, End of the
  Period...........................        $15.610
                                           =======
Total Return(a)....................          6.37%*
Net Assets at End of Period (in
  millions)........................        $   5.2
Ratio of Expenses to Average Net
  Assets(b)........................          1.82%
Ratio of Net Investment Income to
  Average Net Assets(b)............          5.21%
Portfolio Turnover.................            91%


---------------


(a) Total Return is based upon net asset value which does not include payment of the maximum sales charge or contingent deferred sales charge.



(b) The impact on the Ratios of Expenses and Net Investment Income to Average Net Assets due to the Adviser's reimbursement of expenses was less than 0.01%.


* Non-Annualized.

                   See Financial Statements and Notes Thereto

------------------------------------------------------------------------------
THE FUND
------------------------------------------------------------------------------

  Van Kampen American Capital Tax Free High Income Fund ("Fund") is a separate diversified series of Van Kampen American Capital Tax Free Trust (the "Trust"), which is an open-end management investment company, commonly known as a "mutual fund," organized as a Delaware business trust. Mutual funds sell their shares to investors and invest the proceeds in a portfolio of securities. A mutual fund allows investors to pool their money with that of other investors in order to obtain professional investment management. Mutual funds generally make it possible for investors to obtain greater diversification of their investments and to simplify their recordkeeping.

  Van Kampen American Capital Investment Advisory Corp. (the "Adviser") provides investment advisory and administrative services to the Fund. The Adviser and its affiliates also manage other mutual funds distributed by Van Kampen American Capital Distributors, Inc. (the "Distributor"). To obtain prospectuses and other information on any of these other funds, please call the telephone number on the cover page of the Prospectus.

------------------------------------------------------------------------------
INVESTMENT OBJECTIVE AND POLICIES
------------------------------------------------------------------------------

  The investment objective of the Fund is to provide investors with a high level of current income exempt from federal income taxes primarily through investment in a diversified portfolio of medium and lower grade municipal securities. The Fund may invest in medium and lower grade municipal securities rated, at the time of investment, between BBB and B- (inclusive) by Standard & Poor's Ratings Group ("S&P"), Baa and B3 (inclusive) by Moody's Investors Service, Inc. ("Moody's"), comparably rated short-term municipal obligations and municipal securities determined by the Adviser to be of comparable quality. There is no assurance that the Fund will achieve its investment objective. An investment in the Fund may not be appropriate for all investors. The Fund is not intended to be a complete investment program, and investors should consider their long-term investment goals and financial needs when making an investment decision with respect to the Fund. An investment in the Fund is intended to be a long-term investment and should not be used as a trading vehicle.

  The Fund generally invests its assets in municipal securities, the interest on which, in the opinion of bond counsel or other counsel to the issuer of such securities, is exempt from federal income tax. See "Municipal Securities." In normal circumstances, up to 100%, but not less than 80%, of the Fund's net assets will be invested in such municipal securities. The foregoing is a fundamental policy and cannot be changed without shareholder approval. Any "private activity" obligations in which the Fund may invest will not be treated as municipal securities for purposes of the 80% test. The Fund also may invest up to 10% of its assets in tax-exempt money market funds that invest in securities rated comparably to those in which the Fund may invest. Such instruments will be treated as municipal securities for purposes of the 80% test.

  Medium grade municipal securities are those rated BBB by S&P or Baa by Moody's, comparably rated short-term municipal obligations and municipal securities determined by the Adviser to be of comparable quality. Municipal securities rated BBB by S&P generally are regarded by S&P as having an adequate capacity to pay interest and repay principal; adverse economic conditions or changing circumstances are, however, more likely in S&P's view to lead to a weakened capacity to pay interest and repay principal as compared with higher rated municipal securities. Municipal securities rated Baa by Moody's generally are considered by Moody's as medium grade obligations, i.e., they are neither highly protected nor poorly secured. In Moody's view, interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. In Moody's view, such securities lack outstanding investment characteristics and have speculative characteristics as well.

  The Fund may invest in lower grade municipal securities rated, at the time of investment, either not lower than B- by S&P or not lower than B3 by Moody's, in comparably rated short-term municipal obligations and in municipal securities determined by the Adviser to be of comparable quality. Municipal securities rated B by S&P generally are regarded by S&P, on balance, as predominantly speculative with respect to capacity to pay interest or repay principal in accordance with the terms of the obligation. While such securities will likely have some quality and protective characteristics, in S&P's view these are outweighed by large uncertainties or major risk exposure to adverse conditions. Securities rated B by Moody's are viewed by Moody's as generally lacking characteristics of the desirable investment. In Moody's view, assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

  The Fund will not make initial investments in municipal securities rated, at the time of investment, below B- by S&P and below B3 by Moody's, in comparably rated short-term municipal obligations or in municipal securities determined by the Adviser to be of comparable quality. The Fund may retain municipal securities which are downgraded after investment. There is no minimum rating with respect to municipal securities which may be retained in the Fund's portfolio, and the Fund may thus hold securities that are in default or with respect to which payment of interest and/or repayment of principal is in arrears. A complete description of the various S&P and Moody's rating categories is included as Appendix A to this Prospectus.

  Investment in medium and lower grade securities involves special risks as compared with investment in higher grade securities, including potentially greater sensitivity to a general economic downturn, greater market price volatility and less liquid secondary market trading. See "Municipal Securities--Special Considerations and Risk Factors Regarding Medium and Lower Grade Municipal Securities." There can be no assurance that the Fund will achieve its investment objective, and the Fund may not be an appropriate investment for all investors. Furthermore, interest on certain "private activity" obligations in which the Fund may invest is treated as a preference item for the purpose of calculating the alternative minimum tax and, accordingly, a portion of the income produced by the Fund may be taxable under the alternative minimum tax. The Fund may not be a suitable investment for investors who are already subject to the federal alternative minimum tax or who would become subject to the federal alternative minimum tax as a result of an investment in the Fund. See "Tax Status."

  At times the Adviser may judge that conditions in the markets for medium and lower grade municipal securities make pursuing the Fund's basic investment strategy of investing primarily in such municipal securities inconsistent with the best interests of shareholders. At such times, the Fund may invest all or a portion of its assets in higher grade municipal securities and in municipal securities determined by the Adviser to be of comparable quality. Although such higher grade municipal securities generally entail less credit risk, such higher grade municipal securities may have a lower yield than medium and lower grade municipal securities and investment in such higher grade municipal securities may result in a lower yield to Fund shareholders. The Adviser may also judge that conditions in the markets for long- and intermediate-term municipal securities in general make pursuing the Fund's basic investment strategy inconsistent with the best interests of the Fund's shareholders. At such times, the Fund may pursue strategies primarily designed to reduce fluctuations in the value of the Fund's assets, including investing the Fund's assets in high-quality, short-term municipal securities and in high-quality, short-term taxable securities. See "Tax Status."


  The table below sets forth the percentages of the Fund's assets invested during the fiscal year ended December 31, 1996 in the various Moody's and S&P rating categories and in unrated securities determined by the Adviser to be of comparable quality. The percentages are based on the dollar-weighted average of credit ratings of all municipal securities held by the Fund during the 1996 fiscal year, computed on a monthly basis.



                                                        YEAR ENDED
                                                     DECEMBER 31, 1996
                                        -------------------------------------------
                                                              UNRATED SECURITIES OF
                                         RATED SECURITIES      COMPARABLE QUALITY
                RATING                  AS A PERCENTAGE OF     AS A PERCENTAGE OF
               CATEGORY                   PORTFOLIO VALUE        PORTFOLIO VALUE
               --------                 ------------------    ---------------------
AAA/Aaa...............................         23.49%                  1.54%
AA/Aa.................................          4.21                   0.00
A/A...................................          4.28                   0.31
BBB/Baa...............................         24.02                   3.42
BB/Ba.................................          3.03                  20.42
B/B...................................          1.09                  12.21
CCC/Caa...............................          0.00                   1.74
CC/Ca.................................          0.00                   0.00
C/C...................................          0.00                   0.00
D.....................................          0.00                   0.24
                                              ------                 ------
Percentage of Rated and Unrated
  Securities..........................         60.12%                39.88%
                                              ======                 ======


  Securities rated D are in default, and payment of interest and/or repayment of principal is in arrears. Securities that are in default or with respect to which payment of interest and/or repayment of principal is in arrears present special risk considerations. The Fund may incur additional expenses to the extent that it is required to seek recovery of interest or principal, and the Fund may be unable to obtain full recovery thereof. See "Municipal Securities--Special Considerations and Risk Factors Regarding Medium and Lower Grade Municipal Securities."

  The portfolio composition shown in the table above reflects the allocation of assets by the Fund during periods of relative instability in the market for medium and lower grade securities. The percentage of the Fund's assets invested in securities of various grades may from time to time vary substantially from those set forth above.

------------------------------------------------------------------------------
MUNICIPAL SECURITIES
------------------------------------------------------------------------------

  GENERAL. Municipal securities in which the Fund may invest are debt obligations issued by or on behalf of the governments of states, territories or possessions of the United States, the District of Columbia and their political subdivisions, agencies and instrumentalities, certain interstate agencies and certain territories of the United States, the interest on which, in the opinion of bond counsel or other counsel to the issuer of such securities, is exempt from federal income tax.

  The two principal classifications of municipal securities are "general obligation" and "revenue" securities. "General obligation" securities are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest. "Revenue" securities are usually payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source. Industrial development bonds are usually revenue securities, the credit quality of which is normally directly related to the credit standing of the industrial user involved.

  Within these principal classifications of municipal securities, there are a variety of categories of municipal securities, including fixed and variable rate securities, municipal bonds, municipal notes, municipal leases, custodial receipts, participation certificates and derivative municipal securities the terms of which include elements of, or are similar in effect to, certain Strategic Transactions (as defined below) in which the Fund may engage. Variable rate securities bear rates of interest that are adjusted periodically according to formulae intended to reflect market rates of interest and include securities whose rates vary inversely with changes in market rates of interest. The Fund will not invest more than 15% of its total assets in derivative municipal securities such as inverse floaters, whose rates vary inversely with changes in market rates of interest, or range floaters or capped floaters whose rates are subject to periodic or lifetime caps. Such securities may also pay a rate of interest determined by applying a multiple to the variable rate. The extent of increases and decreases in the value of securities whose rates vary inversely with market rates of interest generally will be larger than comparable changes in the value of an equal principal amount of a fixed rate municipal security having similar credit quality, redemption provisions and maturity. Municipal notes include tax, revenue and bond anticipation notes of short maturity, generally less than three years, which are issued to obtain temporary funds for various public purposes. Municipal leases are obligations issued by state and local governments or authorities to finance the acquisition of equipment and facilities. Certain municipal lease obligations may include "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. Custodial receipts are underwritten by securities dealers or banks and evidence ownership of future interest payments, principal payments or both on certain municipal securities. Participation certificates are obligations issued by state and local governments or authorities to finance the acquisition of equipment and facilities. They may represent participations in a lease, an installment purchase contract, or a conditional sales contract. Some municipal securities may not be backed by the faith, credit and taxing power of the issuer. Certain of the municipal securities in which the Fund may invest represent relatively recent innovations in the municipal securities markets. While markets for such recent innovations progress through stages of development, such markets may be less developed than more fully developed markets for municipal securities. A more detailed description of the types of municipal securities in which the Fund may invest is included in the Statement of Additional Information.

  The net asset value of each of the Funds will change with changes in the value of their respective portfolio securities. Because the Funds will invest primarily in fixed income municipal securities, the net asset value of each of the Funds can be expected to change as general levels of interest rates fluctuate. When interest rates decline, the value of a portfolio invested in fixed income securities generally can be expected to rise. Conversely, when interest rates rise, the value of a portfolio invested in fixed income securities generally can be expected to decline. Volatility may be greater during periods of general economic uncertainty.

  From time to time, proposals have been introduced before Congress that would have the effect of reducing or eliminating the federal tax exemption on municipal securities. If such a proposal were enacted, the ability of the Fund to pay tax-exempt interest dividends might be adversely affected.

  SPECIAL CONSIDERATIONS AND RISK FACTORS REGARDING MEDIUM AND LOWER GRADE MUNICIPAL SECURITIES. The Fund invests in medium and lower grade municipal securities. Municipal securities which are in the medium and lower grade categories generally offer a higher current yield than is offered by higher grade municipal securities, but they also generally involve greater price volatility and greater credit and market risk. Credit risk relates to the issuer's ability to make timely payment of interest and principal when due. Market risk relates to the changes in market value that occur as a result of variation in the level of prevailing interest rates and yield relationships in the municipal securities market. Debt securities rated BB or below by S&P and Ba or below by Moody's are commonly referred to as "junk bonds." Although the Fund primarily will invest in medium and lower grade municipal securities, the Fund may invest in higher grade municipal securities for temporary defensive purposes. Such investments may result in lower current income than if the Fund were fully invested in medium and lower grade securities.

  The value of the Fund's portfolio securities can be expected to fluctuate over time. When interest rates decline, the value of a portfolio invested in fixed income securities generally can be expected to rise. Conversely, when interest rates rise, the value of a portfolio invested in fixed income securities generally can be expected to decline. However, the secondary market prices of medium and lower grade municipal securities are less sensitive to changes in interest rates and are more sensitive to adverse economic changes or individual issuer developments than are the secondary market prices of higher grade debt securities. A significant increase in interest rates or a general economic downturn could severely disrupt the market for medium and lower grade municipal securities and adversely affect the market value of such securities. Such events also could lead to a higher incidence of defaults by issuers of medium and lower grade municipal securities as compared with historical default rates. In addition, changes in interest rates and periods of economic uncertainty can be expected to result in increased volatility in the market price of the municipal securities in the Fund's portfolio and thus in the net asset value of the

Fund. Also, adverse publicity and investor perceptions, whether or not based on rational analysis, may affect the value and liquidity of medium and lower grade municipal securities. The secondary market value of municipal securities structured as zero coupon securities and payment-in-kind securities may be more volatile in response to changes in interest rates than debt securities which pay interest periodically in cash. Investment in such securities also involves certain tax considerations. See "Tax Status."

  Increases in interest rates and changes in the economy may adversely affect the ability of issuers of medium and lower grade municipal securities to pay interest and to repay principal, to meet projected financial goals and to obtain additional financing. In the event that an issuer of securities held by the Fund experiences difficulties in the timely payment of principal or interest and such issuer seeks to restructure the terms of its borrowings, the Fund may incur additional expenses and may determine to invest additional assets with respect to such issuer or the project or projects to which the Fund's portfolio securities relate. Further, the Fund may incur additional expenses to the extent that it is required to seek recovery upon a default in the payment of interest or the repayment of principal on its portfolio holdings, and the Fund may be unable to obtain full recovery thereof.

  To the extent that there is no established retail market for some of the medium or lower grade municipal securities in which the Fund may invest, trading in such securities may be relatively inactive. The Adviser is responsible for determining the net asset value of the Fund, subject to the supervision of the Board of Trustees of the Trust. During periods of reduced market liquidity and in the absence of readily available market quotations for medium and lower grade municipal securities held in the Fund's portfolio, the ability of the Adviser to value the Fund's securities becomes more difficult and the Adviser's use of judgment may play a greater role in the valuation of the Fund's securities due to the reduced availability of reliable objective data. The effects of adverse publicity and investor perceptions may be more pronounced for securities for which no established retail market exists as compared with the effects on securities for which such a market does exist. Further, the Fund may have more difficulty selling such securities in a timely manner and at their stated value than would be the case for securities for which an established retail market does exist.


  The Adviser seeks to minimize the risks involved in investing in medium and lower grade municipal securities through portfolio diversification, careful investment analysis, and attention to current developments and trends in the economy and financial and credit markets. The Fund will rely on the Adviser's judgment, analysis and experience in evaluating the creditworthiness of an issue. In its analysis, the Adviser will take into consideration, among other things, the issuer's financial resources, its sensitivity to economic conditions and trends, its operating history, the quality of the issuer's management and regulatory matters. The Adviser may consider the credit ratings of Moody's and S&P in evaluating municipal securities, although it does not rely primarily on these ratings. Such ratings evaluate only the safety of principal and interest payments, not market value risk. Additionally, because the creditworthiness of an issuer may change more rapidly than is able to be timely reflected in changes in credit ratings, the Adviser continuously monitors the issuers of municipal securities held in the Fund's portfolio.

  Municipal securities generally are not listed for trading on any national securities exchange, and many issuers of medium and lower grade municipal securities choose not to have a rating assigned to their obligations by any nationally recognized statistical rating organization. The amount of information available about the financial condition of an issuer of unlisted or unrated securities generally is not as extensive as that which is available with respect to issuers of listed or rated securities. Because of the nature of medium and lower rated municipal securities, achievement by the Fund of its investment objective may be more dependent on the credit analysis of the Adviser than is the case for an investment company which invests primarily in exchange listed, higher grade securities.


  SPECIAL CONSIDERATIONS REGARDING CERTAIN MUNICIPAL SECURITIES. The Fund may invest in zero coupon and payment-in-kind municipal securities. Zero coupon securities are debt obligations that do not entitle the holder to any periodic payment of interest prior to maturity or a specified date when the securities begin paying current interest. They are issued and traded at a discount from their face amounts or par value, which discount varies depending on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer. The Internal Revenue Code of 1986, as amended (the "Code"), requires that regulated investment companies distribute at least 90% of their net investment income each year, including tax-exempt and non-cash income. Accordingly, although the Fund will receive no coupon payments on zero coupon securities prior to their maturity, the Fund is required, in order to maintain its desired tax treatment, to include in its distributions to shareholders in each year any income attributable to zero coupon securities that is in excess of 10% of the Fund's net investment income in that year. The Fund may be required to borrow or to liquidate portfolio securities at a time that it otherwise would not have done so in order to make such distributions. Payment-in-kind securities are securities that pay interest through the issuance of additional securities. Such securities generally are more volatile in response to changes in interest rates and are more speculative investments than are securities that pay interest periodically in cash. As of December 31, 1996, approximately 3.79% and 0.04% of the Fund's total net assets were invested in zero coupon securities and payment-in-kind securities, respectively.


  The Fund may invest in derivative municipal income securities such as inverse floaters, range floaters and capped floaters. Investment in such securities involves special risks as compared to investment in conventional floating or variable rate municipal income securities. The extent of increases and decreases in the value of such securities and the corresponding changes to the per share net asset value of the Fund in response to changes in market rates of interest generally will be larger than comparable changes in the value of an equal principal amount of a fixed rate income security having similar credit quality, redemption provisions and maturity. The markets for such securities may be less developed than the markets for conventional floating or variable rate municipal income securities.

------------------------------------------------------------------------------
INVESTMENT PRACTICES
------------------------------------------------------------------------------

  In connection with the investment policies described above, the Fund also may engage in strategic transactions and purchase and sell securities on a "when issued" and "delayed delivery" basis. These investments entail risk. Strategic transactions generally will not be treated as investments in tax-exempt municipal securities for purposes of the Fund's investment policy with respect thereto.

  STRATEGIC TRANSACTIONS. The Fund may purchase and sell derivative instruments such as exchange-listed and over-the-counter put and call options on securities, financial futures, fixed-income indices and other financial instruments, purchase and sell financial futures contracts and enter into various interest rate transactions such as swaps, caps, floors or collars. Collectively, all of the above are referred to as "Strategic Transactions." Strategic Transactions may be used to attempt to protect against possible changes in the market value of securities held in or to be purchased for the Fund's portfolio resulting from securities markets, to protect the Fund's unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of the Fund's portfolio, or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities. Any or all of these investment techniques may be used at any time and there is no particular strategy that dictates the use of one technique rather than another, as use of any Strategic Transaction is a function of numerous variables including market conditions. The ability of the Fund to utilize these Strategic Transactions successfully will depend on the Adviser's ability to predict pertinent market movements, which cannot be assured. The Fund will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments. Strategic Transactions involving financial futures and options thereon will be purchased, sold or entered into only for bona fide hedging, risk management or portfolio management purposes and not for speculative purposes.

  Strategic Transactions have risks associated with them including possible default by the other party to the transaction, illiquidity and, to the extent the Adviser's view as to certain market movements is incorrect, the risk that the use of such Strategic Transactions could result in losses greater than if they had not been used. Use of put and call options may result in losses to the Fund, force the sale of portfolio securities at inopportune times or for prices other than at current market values, limit the amount of appreciation the Fund can realize on its investments or cause the Fund to hold a security it might otherwise sell. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of the Fund creates the possibility that losses on the hedging instrument may be greater than gains in the value of the Fund's position. In addition, futures and options markets may not be liquid in all circumstances and certain over-the-counter options may have no markets. As a result, in certain markets, the Fund might not be able to close out a transaction without incurring substantial losses, if at all. Although the contemplated use of these futures contracts and options thereon should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in value of such position. Finally, the daily variation margin requirements for futures contracts would create a greater ongoing potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium. Losses resulting from the use of Strategic Transactions would reduce net asset value, and possibly income, and such losses can be greater than if the Strategic Transactions had not been utilized. The Strategic Transactions that the Fund may use and some of their risks are described more fully in the Fund's Statement of Additional Information.

  Income earned or deemed to be earned, if any, by the Fund from its Strategic Transactions will be distributed to its shareholders in taxable distributions. See "Tax Status."


  "WHEN ISSUED" AND "DELAYED DELIVERY" TRANSACTIONS. The Fund may also purchase and sell municipal securities on a "when issued" and "delayed delivery" basis. No income accrues to the Fund on municipal securities in connection with such transactions prior to the date the Fund actually takes delivery of such securities. These transactions are subject to market fluctuation; the value of the municipal securities at delivery may be more or less than their purchase price, and yields generally available on municipal securities when delivery occurs may be higher than yields on the municipal securities obtained pursuant to such transactions. Because the Fund relies on the buyer or seller, as the case may be, to consummate the transaction, failure by the other party to complete the transaction may result in the Fund missing the opportunity of obtaining a price or yield considered to be advantageous. When the Fund is the buyer in such a transaction, however, it will maintain, in a segregated account with its custodian, cash or liquid securities having an aggregate value equal to the amount of such purchase commitments until payment is made. The Fund will make commitments to purchase municipal securities on such basis only with the intention of actually acquiring these securities, but the Fund may sell such securities prior to the settlement date if such sale is considered to be advisable. No specific limitation exists as to the percentage of the Fund's assets which may be used to acquire securities on a "when issued" or "delayed delivery" basis. To the extent the Fund engages in "when issued" and "delayed delivery" transactions, it will do so for the purpose of acquiring securities for the Fund's portfolio consistent with its investment objective and policies and not for the purpose of investment leverage.

  OTHER PRACTICES. The Fund has no restrictions on the maturity of municipal bonds in which it may invest. The Fund will seek to invest in municipal bonds of such maturities that, in the judgment of the Fund and the Adviser, will provide a high level of current income consistent with liquidity requirements and market conditions.

  The Fund may borrow amounts up to 5% of its net assets in order to pay for redemptions when liquidation of portfolio securities is considered disadvantageous or inconvenient and may pledge up to 10% of its net assets to secure such borrowings.

  It is possible that the Fund will invest more than 25% of its assets in a particular segment of the municipal bond market, such as Hospital Revenue Bonds, Housing Agency Bonds, Airport Bonds or Industrial Development Bonds. In such circumstances, economic, business, political or other changes affecting one bond might also affect other bonds in the same segment, thereby potentially increasing market risk with respect to the bonds in such segment. Such changes could include, but are not limited to, proposed or suggested legislation involving the financing of projects within such segments, declining markets or needs for such projects and shortages or price increases of materials needed for such projects.

  PORTFOLIO TRANSACTIONS AND BROKERAGE ALLOCATION. In effecting purchases and sales of the Fund's portfolio securities, the Adviser and the Fund may place orders with and pay brokerage commissions to brokers, including brokers which may be affiliated with the Fund, the Adviser, the Distributor or dealers participating in the offering of the Fund's shares. In addition, in selecting among firms to handle a particular transaction, the Adviser and the Fund may take into account whether the firm has sold or is selling shares of the Fund.

------------------------------------------------------------------------------
INVESTMENT ADVISORY SERVICES
------------------------------------------------------------------------------


  THE ADVISER. Van Kampen American Capital Investment Advisory Corp. (the "Adviser") is the investment adviser for the Fund. The Adviser is a wholly-owned subsidiary of Van Kampen American Capital, Inc. ("Van Kampen American Capital"). Van Kampen American Capital is a diversified asset management company with more than two million retail investor accounts, extensive capabilities for managing institutional portfolios, and more than $57 billion under management or supervision. Van Kampen American Capital's more than 40 open-end and 38 closed-end funds and more than 2,500 unit investment trusts are professionally distributed by leading financial advisers nationwide. Van Kampen American Capital Distributors, Inc., (the "Distributor") the distributor of the Fund and sponsor of the funds mentioned above, is a wholly-owned subsidiary of Van Kampen American Capital.

  Van Kampen American Capital is a wholly-owned subsidiary of VK/AC Holding, Inc. VK/AC Holding, Inc. is a wholly-owned subsidiary of MSAM Holdings II, Inc. which, in turn, is a wholly-owned subsidiary of Morgan Stanley Group Inc. The Adviser's principal office is located at One Parkview Plaza, Oakbrook Terrace, Illinois 60181.



  Morgan Stanley Group Inc. and various of its directly or indirectly owned subsidiaries, including Morgan Stanley & Co. Incorporated, a registered broker-dealer and investment adviser, and Morgan Stanley International, are engaged in a wide range of financial services. Their principal businesses include securities underwriting, distribution and trading; merger, acquisition, restructuring and other corporate finance advisory activities; merchant banking; stock brokerage and research services; asset management; trading of futures, options, foreign exchange, commodities and swaps (involving foreign exchange, commodities, indices and interest rates); real estate advice, financial and investing; and global custody, securities clearance services and securities lending.



  On February 5, 1997, Morgan Stanley Group Inc. and Dean Witter, Discover & Co. announced that they had entered into an Agreement and Plan of Merger to form Morgan Stanley, Dean Witter, Discover & Co. Subject to certain conditions being met, it is currently anticipated that the transaction will close in mid-1997. Thereafter, Van Kampen American Capital Investment Advisory Corp. will be an indirect subsidiary of Morgan Stanley, Dean Witter, Discover & Co.



  Dean Witter, Discover & Co. is a financial services company with three major businesses; full service brokerage, credit services and asset management.



  ADVISORY AGREEMENT. The business and affairs of the Fund are managed under the direction of the Board of Trustees of the Trust, of which the Fund is a separate series. Subject to their authority, the Adviser and the officers of the Fund will supervise and implement the Fund's investment activities and will be responsible for overall management of the Fund's business affairs. The Fund will pay the Adviser a fee equal to a percentage of the average daily net assets of the Fund as follows:


               AVERAGE DAILY NET ASSETS                   % PER ANNUM
               ------------------------                   -----------
 First $500 million....................................  0.50 of 1.00%
 Over $500 million.....................................  0.45 of 1.00%


  Under its investment advisory agreement with the Adviser, the Fund has agreed to assume and pay the charges and expenses of the Fund's operation, including the compensation of the Trustees of the Trust (other than those who are affiliated persons, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), of the Adviser, the Distributor or Van Kampen American Capital), the charges and expenses of independent accountants, legal counsel, transfer agent (ACCESS Investor Services, Inc. ("ACCESS"), a wholly-owned subsidiary of Van Kampen American Capital), or dividend disbursing agent and the custodian (including fees for safekeeping of securities), costs of calculating net asset value, costs of acquiring and disposing of portfolio securities, interest (if any) on obligations incurred by the Fund, costs of share certificates, membership dues in the Investment Company Institute or any similar organization, reports and notices to shareholders, costs of registering shares of the Fund under the federal securities laws, miscellaneous expenses and all taxes and fees to federal, state or other governmental agencies. The Adviser reserves the right in its sole discretion from time-to-time to waive all or a portion of its management fee or to reimburse the Fund for all or a portion of its other expenses.


  PERSONAL INVESTING POLICIES. The Fund and the Adviser have adopted Codes of Ethics designed to recognize the fiduciary relationship between the Fund and the Adviser and its employees. The Codes permit directors, trustees, officers and employees to buy and sell securities for their personal accounts subject to certain restrictions. Persons with access to certain sensitive information are subject to preclearance and other procedures designed to prevent conflicts of interest.


  PORTFOLIO MANAGEMENT. David C. Johnson, a Senior Vice-President of the Adviser has been primarily responsible for the day-to-day management of the Fund's portfolio since April 1989. Mr. Johnson has been employed by the Adviser since April 1989.

------------------------------------------------------------------------------
ALTERNATIVE SALES ARRANGEMENTS
------------------------------------------------------------------------------

  The Alternative Sales Arrangements permit an investor to choose the method of purchasing shares that is more beneficial to the investor, taking into account the amount of the purchase, the length of time the investor expects to hold the shares, whether the investor wishes to receive dividends in cash or to reinvest them in additional shares of the Fund, and other circumstances. Investors should consider such factors together with the amount of sales charges and accumulated distribution and service fees with respect to each class of shares that may be incurred over the anticipated duration of their investment in the Fund.

  The Fund offers three classes of shares, designated Class A Shares, Class B Shares and Class C Shares. Shares of each class are offered at a price equal to their net asset value per share plus a sales charge which, at the election of the purchaser, may be imposed (a) at the time of purchase ("Class A Shares") or
(b) on a contingent deferred basis (Class A Share accounts over $1 million, "Class B Shares" and "Class C Shares"). Class A Share accounts over $1 million or otherwise subject to a contingent deferred sales charge ("CDSC"), Class B Shares and Class C Shares sometimes are referred to herein collectively as "Contingent Deferred Sales Charge Shares" or "CDSC Shares."

  The minimum initial investment with respect to each class of shares is $500. The minimum subsequent investment with respect to each class of shares is $25. It is presently the policy of the Distributor not to accept any order for Class B Shares in an amount of $500,000 or more and not to accept any order for Class C Shares in an amount of $1 million or more because it ordinarily will be more advantageous for an investor making such an investment to purchase Class A Shares.

  An investor should carefully consider the sales charges applicable to each class of shares and the estimated period of their investment to determine which class of shares is more beneficial for the investor to purchase. For example, investors who would qualify for a significant purchase price discount from the maximum sales charge on Class A Shares may determine that payment of such a reduced front-end sales charge is superior to electing to purchase Class B Shares or Class C Shares, each with no front-end sales charge but subject to a CDSC and a higher aggregate distribution and service fee. However, because initial sales charges are deducted at the time of purchase of Class A Share accounts under $1 million, a purchaser of such Class A Shares would not have all of his or her funds invested initially and, therefore, would initially own fewer shares than if Class B Shares or Class C Shares had been purchased. On the other hand, an investor whose purchase would not qualify for price discounts applicable to Class A Shares and intends to remain invested until after the expiration of the applicable CDSC may wish to defer the sales charge and have all his or her funds initially invested in Class B Shares or Class C Shares. If such an investor anticipates that he or she will redeem such shares prior to the expiration of the CDSC period applicable to Class B Shares, the investor may wish to acquire Class C Shares. Investors must weigh the benefits of deferring the sales charge and having all of their funds invested against the higher aggregate distribution and service fee applicable to Class B Shares and Class C Shares (discussed below).

  Each class of shares represents an interest in the same portfolio of investments of the Fund and has the same rights, except each class of shares (i) bears those distribution fees, service fees and administrative expenses applicable to the respective class of shares as a result of its sales arrangements, (ii) has exclusive voting rights with respect to those provisions of the Fund's Rule 12b-1 distribution plan which relate only to such class and
(iii) has a different exchange privilege. Generally, a class of shares subject to a higher ongoing distribution and service fee or subject to the conversion feature will have a higher expense ratio and pay lower dividends than a class of shares subject to a lower ongoing distribution and service fee or not subject to the conversion feature. The per share net asset values of the different classes of shares are expected to be substantially the same; from time to time, however, the per share net asset values of the classes may differ. The net asset value per share of each class of shares of the Fund will be determined as described in this Prospectus under "Purchase of Shares -- Net Asset Value."


  The administrative expenses that may be allocated to a specific class of shares may consist of (i) ACCESS' expenses attributable to a specific class of shares, which expenses typically will be higher with respect to classes of shares subject to the conversion feature; (ii) printing and postage expenses related to preparing and distributing materials such as shareholder reports, prospectuses and proxy statements to current shareholders of a specific class;
(iii) Securities and Exchange

Commission (the "SEC") registration fees incurred by a class of shares; (iv) the expense of administrative personnel and services as required to support the shareholders of a specific class; (v) Trustees' fees or expense incurred as a result of issues relating to one class of shares; (vi) accounting expenses relating solely to one class of shares; and (vii) any other incremental expenses subsequently identified that should be properly allocated to one or more classes of shares. All such expenses incurred by a class will be borne on a pro rata basis by the outstanding shares of such class. All allocations of administrative expenses to a particular class of shares will be limited to the extent necessary to preserve the Fund's qualification as a regulated investment company under the Code.

------------------------------------------------------------------------------
PURCHASE OF SHARES
------------------------------------------------------------------------------


  The Fund offers three classes of shares for sale to the public on a continuous basis through the Distributor, as principal underwriter, which is located at One Parkview Plaza, Oakbrook Terrace, Illinois 60181. Shares also are offered through members of the National Association of Securities Dealers, Inc. ("NASD") acting as securities dealers ("dealers") and through NASD members acting as brokers for investors ("brokers") or eligible non-NASD members acting as agents for investors ("financial intermediaries"). The Fund reserves the right to suspend or terminate the continuous public offering of its shares at any time and without prior notice.


  The Fund's shares are offered at the net asset value per share next computed after an investor places an order to purchase directly with the investor's broker, dealer or financial intermediary or with the Distributor plus any applicable sales charge. Sales personnel of brokers, dealers and financial intermediaries distributing the Fund's shares may receive differing compensation for selling different classes of shares. It is the responsibility of the investor's broker, dealer or financial intermediary to transmit the order to the Distributor. Because the Fund generally will determine net asset value once each business day as of the close of business, purchase orders placed through an investor's broker, dealer or financial intermediary must be transmitted to the Distributor by such broker, dealer or financial intermediary prior to such time in order for the investor's order to be fulfilled on the basis of the net asset value to be determined that day. Any change in the purchase price due to the failure of the Distributor to receive a purchase order prior to such time must be settled between the investor and the broker, dealer or financial intermediary submitting the order.

  The Distributor may from time to time implement programs under which a broker, dealer or financial intermediary's sales force may be eligible to win nominal awards for certain sales efforts or under which the Distributor will reallow to any broker, dealer or financial intermediary that sponsors sales contests or recognition programs conforming to criteria established by the Distributor, or participates in sales programs sponsored by the Distributor, an amount not exceeding the total applicable sales charges on the sales generated by the broker, dealer or financial intermediary at the public offering price during such programs. Other programs provide, among other things and subject to certain conditions, for certain favorable distribution arrangements for shares of the Fund. Also, the Distributor in its discretion may from time to time, pursuant to objective criteria established by it, pay fees to, and sponsor business seminars for, qualifying brokers, dealers or financial intermediary for certain services or activities which are primarily intended to result in sales of shares of the Fund. Fees may include payment for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives and members of their families to locations within or outside of the United States for meetings or seminars of a business nature. In some instances additional compensation or promotional incentives may be offered to brokers, dealers or financial intermediaries that have sold or may sell significant amounts of shares during specified periods of time. The Distributor may provide additional compensation to Edward D. Jones & Co. or an affiliate thereof based on a combination of its sales of shares and increases in assets under management. Such payments to brokers, dealers and financial intermediaries for sales contests, other sales programs and seminars are made by the Distributor out of its own assets and not out of the assets of the Fund. Such fees paid for such services and activities with respect to the Fund will not exceed in the aggregate 1.25% of the average total daily net assets of the Fund on an annual basis. These programs will not change the price an investor will pay for shares or the amount that the Fund will receive from such sale.


CLASS A SHARES

  The public offering price of Class A Shares is equal to the net asset value per share plus an initial sales charge which is a variable percentage of the offering price depending upon the amount of the sale. The table below shows total sales charges and dealer concessions reallowed to dealers and agency commissions paid to brokers with respect to sales of Class A Shares. The sales charge is allocated between the investor's broker, dealer or financial intermediary and the Distributor. As indicated previously, at the discretion of the Distributor, the entire sales charge may be reallowed to such broker, dealer or financial intermediary. The staff of the SEC has taken the position that brokers, dealers or financial intermediaries who receive more than 90% or more of the sales charge may be deemed to be "underwriters" as that term is defined in the Securities Act of the 1933, as amended.

SALES CHARGE TABLE

                                                                             DEALER
                                                                           CONCESSION
                                                                           OR AGENCY
                                            TOTAL SALES CHARGE             COMMISSION
                                    ----------------------------------   --------------
       SIZE OF TRANSACTION           PERCENTAGE OF     PERCENTAGE OF     PERCENTAGE OF
        AT OFFERING PRICE           OFFERING PRICE    NET ASSET VALUE    OFFERING PRICE
---------------------------------------------------------------------------------------
Less than $100,000................       4.75%              4.99%             4.25%
$100,000 but less than $250,000...       3.75               3.90              3.25
$250,000 but less than $500,000...       2.75               2.83              2.25
$500,000 but less than
  $1,000,000......................       2.00               2.04              1.75
$1,000,000 or more*...............         *                 *                  *

------------------------------------------------------------------------------

* No sales charge is payable at the time of purchase on investments of $1 million or more, although for such investments the Fund imposes a CDSC of 1.00% on redemptions made within one year of the purchase. A commission will be paid to brokers, dealers or financial intermediaries who initiate and are responsible for purchases of $1 million or more as follows: 1.00% on sales to $2 million, plus 0.80% on the next $1 million and 0.50% on the excess over $3 million. See "Purchase of Shares -- Deferred Sales Charge Alternatives" for additional information with respect to CDSCs.


QUANTITY DISCOUNTS

  Investors purchasing Class A Shares may, under certain circumstances, be entitled to pay reduced sales charges. The circumstances under which such investors may pay reduced sales charges are described below.

  Investors, or their brokers, dealers or financial intermediaries, must notify the Fund whenever a quantity discount is applicable to purchases. Upon such notification, an investor will receive the lowest applicable sales charge. Quantity discounts may be modified or terminated at any time. For more information about quantity discounts, investors should contact their broker, dealer or financial intermediary or the Distributor.


  A person eligible for a reduced sales charge includes an individual, their spouse and minor children under 21 years of age and any corporation, partnership, or sole proprietorship which is 100% owned, either alone or in combination by any of the foregoing; a trustee or other fiduciary of a single trust estate or a single fiduciary account; or a "company" as defined is section 2(a)(8) of the 1940 Act.



  As used herein, "Participating Funds" refers to certain open-end investment companies advised by the Adviser or Van Kampen American Capital Asset Management, Inc. and distributed by the Distributor. Additional funds may be added from time to time as determined by the Fund's Board of Trustees as Participating Funds.



  VOLUME DISCOUNTS. The size of investment shown in the preceding sales charge table applies to the total dollar amount being invested by any person at any one time in Class A Shares of the Fund, or in any combination of shares of the Fund and shares of other Participating Funds, although other Participating Funds may have different sales charges.



  CUMULATIVE PURCHASE DISCOUNT. The size of investment shown in the preceding sales charge table may also be determined by combining the amount being invested in Class A Shares of the Fund with other shares of the Fund and shares of Participating Funds, plus the current offering price of all shares of the Fund and other Participating Funds which have been previously purchased and are still owned.



  LETTER OF INTENT. A Letter of Intent provides an opportunity for an investor to obtain a reduced sales charge by aggregating the amount being invested over a 13-month period to determine the sales charge as outlined in the preceding sales charge table. The size of investment shown in the preceding table includes the amount of intended purchases of Class A Shares of the Fund with other shares of the Fund and shares of the Participating Funds plus the value of all shares of the Fund and other Participating Funds previously purchased during such 13-month period and still owned. An investor may elect to compute the 13-month period starting up to 90 days before the date of execution of a Letter of Intent. Each investment made during the period receives the reduced sales charge applicable to the total amount of the investment goal. If trades not initially made under a Letter of Intent subsequently qualify for a lower sales charge through the 90-day back-dating provision, an adjustment will be made at the expiration of the Letter of Intent to give effect to the lower charge. If the goal is not achieved within the 13-month period, the investor must pay the difference between the sales charge applicable to the purchases made and the sales charges previously paid. When an investor signs a Letter of Intent, shares equal to at least 5% of the total purchase amount of the level selected will be restricted from sale or redemption by the investor until the Letter of Intent is satisfied or any additional sales charges have been paid; if the Letter of Intent is not satisfied by the investor and any additional sales charges are not paid, sufficient restricted shares will be redeemed by the Fund to pay such charges. Additional information is contained in the application accompanying this Prospectus.


OTHER PURCHASE PROGRAMS


  Purchasers of Class A Shares may be entitled to reduced initial sales charges in connection with unit investment trust reinvestment programs and purchases by registered representatives of selling firms or purchases by persons affiliated with the Fund or the Distributor. The Fund reserves the right to modify or terminate these arrangements at any time.


  UNIT INVESTMENT TRUST REINVESTMENT PROGRAMS. The Fund permits unitholders of unit investment trusts to reinvest distributions from such trusts in Class A Shares of the Fund at net asset value with no minimum initial or subsequent investment requirement if the administrator of an investor's unit investment trust program meets certain uniform criteria relating to cost savings by the Fund and the

Distributor. The total sales charge for all other investments made from unit trust distributions will be 1.00% of the offering price (1.01% of net asset value). Of this amount, the Distributor will pay to the broker, dealer or financial intermediary, if any, through which such participation in the qualifying program was initiated 0.50% of the offering price as a dealer concession or agency commission. Persons desiring more information with respect to this program, including the applicable terms and conditions thereof, should contact their broker, dealer, financial intermediary or the Distributor.


  The administrator of such a unit investment trust must have an agreement with the Distributor pursuant to which the administrator will (1) submit a single bulk order and make payment with a single remittance for all investments in the Fund during each distribution period by all investors who choose to invest in the Fund through the program and (2) provide ACCESS with appropriate backup data for each participating investor in a computerized format fully compatible with ACCESS' processing system.



  As further requirements for obtaining these special benefits, the Fund also requires that all dividends and other distributions by the Fund be reinvested in additional shares without any systematic withdrawal program. There will be no minimum for reinvestments from unit investment trusts. The Fund will send account activity statements to such participants on a monthly basis only, even if their investments are made more frequently. The Fund reserves the right to modify or terminate this program at any time.


  NAV PURCHASE OPTIONS. Class A Shares of the Fund may be purchased at net asset value, upon written assurance that the purchase is made for investment purposes and that the shares will not be resold except through redemption by the Fund, by:


  (1) Current or retired trustees or directors of funds advised by the Adviser or Van Kampen American Capital Asset Management, Inc. and such persons' families and their beneficial accounts.



  (2) Current or retired directors, officers and employees of Morgan Stanley Group Inc. and any of its subsidiaries, employees of an investment subadviser to any fund described in (1) above or an affiliate of such subadviser; and such persons' families and their beneficial accounts.



  (3) Directors, officers, employees and registered representatives of financial institutions that have a selling group agreement with the Distributor and their spouses and children under 21 years of age when purchasing for any accounts they beneficially own, or, in the case of any such financial institution, when purchasing for retirement plans for such institution's employees.


  (4) Registered investment advisers, trust companies and bank trust departments investing on their own behalf or on behalf of their clients provided that the aggregate amount invested in Class A Shares of the Fund alone, or any combination of shares of the Fund and shares of other Participating Funds as described herein under "Purchase of Shares -- Class A Shares -- Quantity Discounts," during the 13-month period commencing with the first investment pursuant hereto equals at least $1 million. The Distributor may pay brokers, dealers or financial intermediaries through which purchases are made an amount up to 0.50% of the amount invested, over a 12-month period following such transaction.



  (5) Trustees and other fiduciaries purchasing shares for retirement plans of organizations with retirement plan assets of $3 million or more and which invest in multiple fund families through national wirehouse alliance programs.


  (6) Accounts as to which a broker, dealer or financial intermediary charges an account management fee ("wrap accounts"), provided the broker, dealer or financial intermediary has a separate agreement with the Distributor.

  (7) Investors purchasing shares of the Fund with redemption proceeds from other mutual fund complexes on which the investor has paid a front-end sales charge or was subject to a deferred sales charge, whether or not paid, if such redemption has occurred no more than 30 days prior to such purchase.


  (8) Trusts created under pension, profit sharing or other employee benefit plans qualified under Section 401(a) of the Code, or custodial accounts held by a bank created pursuant to Section 403(b) of the Code and sponsored by non-profit organizations defined under Section 501(c)(3) of the Code and assets held by an employer or trustee in connection with an eligible deferred compensation plan under Section 457 of the Code. Such plans will qualify for purchases at net asset value provided, for plans initially establishing accounts with the Distributor in the Participating Funds after February 1, 1997, that (1) the initial amount invested in the Participating Funds is at least $500,000 or (2) such shares are purchased by an employer sponsored plan with more than 100 eligible employees. Such plans that have been established with a Participating Fund or have received proposals from the Distributor prior to February 1, 1997 based on net asset value purchase privileges previously in effect will be qualified to purchase shares of the Participating Funds at net asset value for accounts established on or before May 1, 1997. Section 403(b) and similar accounts for which Van Kampen American Capital Trust Company served as custodian will not be eligible for net asset value purchases based on the aggregate investment made by the plan or the number of eligible employees, except under certain uniform criteria established by the Distributor from time to time. Prior to February 1, 1997, a commission will be paid to authorized dealers who initiate and are responsible for such purchases within a rolling twelve-month period as follows: 1.00% on sales to $5 million, plus 0.50% on the next $5 million and 0.25% on the excess over $10 million. For purchases on February 1, 1997 and thereafter, a commission will be paid as follows: 1.00% on sales to $2 million, plus 0.80% on the next $1 million, plus 0.50% on the next $47 million and 0.25% on the excess over $50 million.



  (9) Individuals who are members of a "qualified group". For this purpose, a qualified group is one which (i) has been in existence for more than six months, (ii) has a purpose other than to acquire shares of the Fund or similar investments, (iii) has given and continues to give its endorsement or authorization, on behalf of the group, for purchase of shares of the Fund and other Participating Funds, (iv) has a membership that the authorized dealer can certify as to the group's members and (v) satisfies other uniform criteria established by the Distributor for the purpose of realizing economics of scale in distributing such shares. A qualified group does not include one whose sole organizational nexus, for example, is that its participants are credit card holders of the same institution, policy holders of an insurance company, customers of a bank or broker-dealer, clients of an investment adviser or other similar groups. Shares purchased in each group's participants account in connection with this privilege will be subject to a CDSC of 1.00% in the event of redemption within one year of purchase, and a commission will be paid to authorized dealers who initiate and are responsible for such sales to each individual as follows: 1.00% on sales to $2 million, plus 0.80% on the next $1 million and 0.50% on the excess over $3 million.



The term "families" includes a person's spouse, children under 21 years of age and grandchildren, parents, and a person's spouse's parents.



  Purchase orders made pursuant to clause (4) may be placed either through authorized brokers, dealers or financial intermediaries as described above or directly with ACCESS, the investment adviser, trust company or bank trust department, provided that ACCESS receives federal funds for the purchase by the close of business on the next business day following acceptance of the order. An authorized broker, dealer or financial intermediary may charge a transaction fee for placing an order to purchase shares pursuant to this provision or for placing a redemption order with respect to such shares. The Fund may terminate, or amend the terms of, offering shares of the Fund at net asset value to such groups at any time.


DEFERRED SALES CHARGE ALTERNATIVES

  Investors choosing the deferred sales charge alternative may purchase Class A Shares in an amount of $1 million or more, Class B Shares or Class C Shares. The public offering price of a CDSC Share is equal to the net asset value per share without the imposition of a sales charge at the time of purchase. CDSC Shares are sold without an initial sales charge so that the Fund may invest the full amount of the investor's purchase payment. The Distributor will compensate brokers, dealers and financial intermediaries participating in the continuous public offering of the CDSC Shares out of its own assets, and not out of the assets of the Fund, at a percentage rate of the dollar value of the CDSC Shares purchased from the Fund by such brokers, dealers and financial intermediaries, which percentage rate will be equal to (i) with respect to Class A Shares, 1.00% on sales to $2 million, plus 0.80% on the next million, plus 0.20% on the next $2 million and 0.08% on the excess over $5 million; (ii) 4.00% with respect to Class B Shares; and (iii) 1.00% with respect to Class C Shares. Such compensation will not change the price an investor will pay for CDSC Shares or the amount that the Fund will receive from such sale.


  CDSC Shares redeemed within a specified period of time generally will be subject to a CDSC at the rates set forth below charged as a percentage of the dollar amount subject thereto. The amount of the CDSC will vary depending on (i) the class of CDSC Shares to which such shares belong and (ii) the number of years from the time of payment for the purchase of the CDSC Shares until the time of their redemption. The charge will be assessed on an amount equal to the lesser of the then current market value or the original purchase price of the CDSC Shares being redeemed. Accordingly, no sales charge will be imposed on increases in net asset value above the initial purchase price. In addition, no CDSC will be assessed on CDSC Shares derived from reinvestment of dividends or capital gains distributions. Solely for purposes of determining the number of years from the time of any payment for the purchase of CDSC Shares, all payments during a month will be aggregated and deemed to have been made on the last day of the month.



  Proceeds from the CDSC and the distribution fee applicable to a class of CDSC Shares are paid to the Distributor and are used by the Distributor to defray its expenses related to providing distribution related services to the Fund in connection with the sale of shares of such class of CDSC Shares, such as the payment of compensation to selected dealers and agents for selling such shares. The combination of the CDSC and the distribution fees facilitates the ability of the Fund to sell such CDSC Shares without a sales charge being deducted at the time of purchase.



  In determining whether a CDSC is applicable to a redemption of CDSC Shares, it will be assumed that the redemption is made first of any CDSC Shares acquired pursuant to reinvestment of dividends or distributions, second of CDSC Shares that have been held for a sufficient period of time such that the CDSC no longer is applicable to such shares, third of Class A Shares in the shareholder's Fund account that have converted from Class B Shares or Class C Shares, if any, and fourth of CDSC Shares held longest during the period of time that a CDSC is applicable to such CDSC Shares. The charge will not be applied to dollar amounts representing an increase in the net asset value per share since the time of purchase.


  To provide an example, assume an investor purchased 100 Class B Shares at $10 per share (at a cost of $1,000) and in the second year after purchase, the net asset value per share is $12 and, during such time, the investor has acquired 10 additional Class B Shares upon dividend reinvestment. If at such time the investor makes his first redemption of 50 shares (proceeds of $600), 10 shares will not be subject to charge because of dividend reinvestment. With respect to the remaining 40 shares, the charge is applied only to the original cost of $10 per share and not to the increase in net asset value of $2 per share. Therefore, $400 of the $600 redemption proceeds will be charged at a rate of 3.75% (the applicable rate in the second year after purchase).


  CLASS A SHARE PURCHASES OF $1 MILLION OR MORE. No sales charge is payable at the time of purchase on investments in Class A Shares of $1 million or more, although for such investments the Fund imposes a CDSC of 1.00% on redemptions made within one year of the purchase. A commission will be paid to dealers who initiate and are responsible for purchases of $1 million or more as follows:
1.00% on sales to $2 million, plus 0.80% on the next $1 million and 0.50% on the excess over $3 million.



  CLASS B SHARES. Class B Shares redeemed within six years of purchase generally will be subject to a CDSC at the rates set forth below, charged as a percentage of the dollar amount subject thereto:


                                                         CONTINGENT DEFERRED
                                                          SALES CHARGE AS A
                                                            PERCENTAGE OF
                                                            DOLLAR AMOUNT
                  YEAR SINCE PURCHASE                     SUBJECT TO CHARGE
                  -------------------                    -------------------
     First..............................................        4.00%
     Second.............................................        3.75%
     Third..............................................        3.50%
     Fourth.............................................        2.50%
     Fifth..............................................        1.50%
     Sixth..............................................        1.00%
     Seventh and after..................................        0.00%


  The CDSC generally is waived on redemptions of Class B Shares made pursuant to the Systematic Withdrawal Plan. See "Shareholder Services -- Systematic Withdrawal Plan."



  CLASS C SHARES. Class C Shares redeemed within the first 12 months of purchase generally will be subject to a CDSC of 1.00% of the dollar amount subject thereto. Class C Shares redeemed thereafter will not be subject to a CDSC.



  CONVERSION FEATURE. Class B Shares purchased on or after June 1, 1996 and any dividend reinvestment plan shares received thereon, automatically convert to Class A Shares eight years after the end of the calendar month in which the shares were purchased. Class B Shares purchased before June 1, 1996, and any dividend reinvestment plan shares received thereon, automatically convert to Class A Shares seven years after the end of the calendar month in which the shares were purchased. Class C Shares purchased before January 1, 1997, and any dividend reinvestment plan shares received thereon, automatically convert to Class A Shares ten years after the end of the calendar month in which such shares were purchased. Such conversion will be on the basis of the relative net asset values per share, without the imposition of any sales load, fee or other charge.



  The conversion of such shares to Class A Shares is subject to the continuing availability of an opinion of counsel to the effect that (i) the assessment of the higher distribution and service fees and ACCESS costs with respect to such shares does not result in the Fund's dividends or distributions constituting "preferential dividends" under the Code, and (ii) that the conversion of such shares does not constitute a taxable event under federal income tax law. The conversion of Shares may be suspended if such an opinion is no longer available and such shares might continue to be subject to the higher aggregate fees applicable to such class of shares for an indefinite period.



  WAIVER OF CONTINGENT DEFERRED SALES CHARGE. The CDSC is waived on redemptions of Class B Shares and Class C Shares (i) following the death or disability (as defined in the Code) of a shareholder, (ii) in connection with required minimum distributions from an IRA or other retirement plan, (iii) pursuant to the Fund's systematic withdrawal plan but limited to 12% annually of the initial value of the account, and (iv) effected pursuant to the right of the Fund to liquidate a shareholder's account as described herein under "Redemption of Shares." The CDSC also is waived on redemption of Class C Shares as it relates to the reinvestment of redemption proceeds in shares of the same class of the Fund within 120 days after redemption. See "Shareholder Services" and "Redemption of Shares" for further discussion of the waiver provisions.


NET ASSET VALUE

  The net asset value per share of the Fund is determined by calculating the total value of the Fund's assets, deducting its total liabilities, and dividing the result by the number of shares of the Fund outstanding. The net asset value is computed once daily as of 5:00 p.m. Eastern time, Monday through Friday, except on customary business holidays, or except on any day on which no purchase or redemption orders are received, or there is not a sufficient degree of trading in the Fund's portfolio securities such that the Fund's net asset value per share might be materially affected. The Fund reserves the right to calculate the net asset value and to adjust the public offering price based thereon more frequently than once a day if deemed desirable.

  Fixed income securities are valued by using market quotations, prices provided by market makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics in accordance with procedures established in good faith by the Trustees of the Trust, of which the Fund is a separate series. Short-term securities with remaining maturities of less than 60 days are valued at amortized cost when amortized cost is determined by or under the direction of the Board of Trustees of the Trust to be representative of the fair value at which it is expected such securities may be resold. Other assets are valued at fair value as determined in good faith by or under the direction of the Trustees. The net asset value per share of the different classes of shares are expected to be substantially the same; from time to time, however, the per share net asset value of the different classes of shares may differ.

------------------------------------------------------------------------------
SHAREHOLDER SERVICES
------------------------------------------------------------------------------

  The Fund offers a number of shareholder services designed to facilitate investment in its shares at little or no extra cost to the investor. Below is a description of such services. Unless otherwise described below, each of these services may be modified or terminated by the Fund at any time.


  INVESTMENT ACCOUNT. ACCESS, transfer agent for the Fund and a wholly-owned subsidiary of Van Kampen American Capital, performs bookkeeping, data processing and administration services related to the maintenance of shareholder accounts. Each shareholder has an investment account under which shares are held by ACCESS. Except as described in this Prospectus, after each share transaction in an account, the shareholder receives a statement showing the activity in the account. Each shareholder will receive statements at least quarterly from ACCESS showing any reinvestments of dividends and capital gains distributions and any other activity in the account since the preceding statement. Such shareholders also will receive separate confirmations for each purchase or sale transaction other than reinvestment of dividends and capital gains distributions and systematic purchases or redemptions. Additions to an investment account may be made at any time by purchasing shares through authorized brokers, dealers or financial intermediaries or by mailing a check directly to ACCESS.


  SHARE CERTIFICATES. Generally, the Fund will not issue share certificates. However, upon written or telephone request to the Fund, a share certificate will be issued, representing shares (with the exception of fractional shares) of the Fund. A shareholder will be required to surrender such certificates upon redemption thereof. In addition, if such certificates are lost the shareholder must write to Van Kampen American Capital Funds, c/o ACCESS, P.O. Box 418256, Kansas City, MO 64141-9256, requesting an "affidavit of loss" and to obtain a Surety Bond in a form acceptable to ACCESS. On the date the letter is received ACCESS will calculate a fee for replacing the lost certificate equal to no more than 2.00% of the net asset value of the issued shares and bill the party to whom the replacement certificate was mailed.


  REINVESTMENT PLAN. A convenient way for investors to accumulate additional shares is by accepting dividends and capital gains distributions in shares of the Fund. Such shares are acquired at net asset value per share (without sales charge) on the record date of such dividend or distribution. Unless the shareholder instructs otherwise, the reinvestment plan is automatic. This instruction may be made by telephone by calling (800) 421-5666 ((800) 421-2833 for the hearing impaired) or in writing to ACCESS. The investor may, on the initial application or prior to any declaration, instruct that dividends be paid in cash and capital gains distributions be reinvested at net asset value, or that both dividends and capital gains distributions be paid in cash. For further information, see "Distributions from the Fund."

  AUTOMATIC INVESTMENT PLAN. An automatic investment plan is available under which a shareholder can authorize ACCESS to charge a bank account on a regular basis to invest pre-determined amounts in the Fund. Additional information is available from the Distributor or authorized brokers, dealers or financial intermediaries.


  DIVIDEND DIVERSIFICATION. A shareholder may, upon written request or by completing the appropriate section of the application form accompanied by this Prospectus or by calling (800) 421-5666 ((800) 421-2833 for the hearing impaired), elect to have all dividends and other distributions paid on a class of shares of the Fund invested into shares of the same class of any other Participating Fund, Tax Free Money Fund or Reserve Fund so long as a pre-existing account for such class of shares exists for such shareholder.


  If the qualified pre-existing account does not exist, the shareholder must establish a new account subject to minimum investment and other requirements of the fund into which distributions would be invested. Distributions are invested into the selected fund at its net asset value as of the payable date of the distribution only if shares of such selected fund have been registered for sale in the investor's state.


  EXCHANGE PRIVILEGE. Shares of the Fund may be exchanged with shares of another Participating Fund subject to certain limitations. Before effecting an exchange, shareholders in the Fund should obtain and read a current prospectus of the fund into which the exchange is to be made. SHAREHOLDERS MAY ONLY EXCHANGE INTO SUCH OTHER FUNDS AS ARE LEGALLY AVAILABLE FOR SALE IN THEIR STATE.


  To be eligible for exchange, shares of the Fund must have been registered in the shareholder's name for at least 30 days prior to an exchange. Shares of the Fund registered in a shareholder's name for less than 30 days may only be exchanged upon receipt of prior approval of the Adviser. Under normal circumstances, it is the policy of the Adviser not to approve such requests.

  Class A Shares of Van Kampen American Capital funds that generally impose an initial sales charge are not subject to any sales charge upon exchange into the Fund. Class A Shares of Van Kampen American Capital funds that generally do not impose an initial sales charge are subject to the appropriate sales charge applicable to Class A Shares of the Fund.


  No sales charge is imposed upon the exchange of Class B Shares and Class C Shares. The CDSC schedule and conversion schedule applicable to a Class B Share or Class C Share acquired through the exchange privilege is determined by reference to the Van Kampen American Capital fund from which such share originally was purchased. The holding period of a Class B Share or Class C Share acquired through the exchange privilege is determined by reference to the date such share originally was purchased from a Van Kampen American Capital fund.


  Exchanges of shares are sales and may result in a gain or loss for federal income tax purposes. If the shares exchanged have been held for less than 91 days, the sales charge paid on such shares is not included in the tax basis of the exchanged shares, but is carried over and included in the tax basis of the shares acquired.


  A shareholder wishing to make an exchange may do so by sending a written request to ACCESS or by contacting the telephone transaction line at (800) 421-5684 ((800) 421-2833 for the hearing impaired). A shareholder automatically has telephone exchange privileges unless otherwise designated in the application form accompanied by this Prospectus. The exchange will take place at the relative net asset values of the shares next determined after receipt of such request with adjustment for any additional sales charge. Any shares exchanged begin earning dividends on the next business day after the exchange is affected. Van Kampen American Capital and its subsidiaries, including ACCESS (collectively, "VKAC"), and the Fund employ procedures considered by them to be reasonable to confirm that instructions communicated by telephone are genuine. Such procedures include requiring certain personal identification information prior to acting upon telephone instructions, tape recording telephone communications, and providing written confirmation of instructions communicated by telephone. Exchanges are effected at the net asset value per share next calculated after the request is received in good order with adjustment for any additional sales charge. If reasonable procedures are employed, a shareholder agrees that neither VKAC nor the Fund will be liable for following telephone instructions which it reasonably believes to be genuine. VKAC and the Fund may be liable for any losses due to unauthorized or fraudulent instructions if reasonable procedures are not followed. If the exchanging shareholder does not have an account in the fund whose shares are being acquired, a new account will be established with the same registration, dividend and capital gains options (except dividend diversification options) and broker, dealer or financial intermediary of record as the account from which shares are exchanged, unless otherwise specified by the shareholder. In order to establish a systematic withdrawal plan for the new account or reinvest dividends from the new account into another fund, an exchanging shareholder must file a specific written request. The Fund reserves the right to reject any order to acquire its shares through exchange. In addition, the Fund may modify, restrict or terminate the exchange privilege at any time on 60 days' notice to its shareholders of any termination or material amendment.



  A prospectus of any of these mutual funds may be obtained from any broker, dealer or financial intermediary or the Distributor. An investor considering an exchange to one of such funds should refer to the prospectus for additional information regarding such fund prior to investing.



  SYSTEMATIC WITHDRAWAL PLAN. Any investor whose shares in a single account total $10,000 or more at the offering price next computed after receipt of instructions may establish a monthly, quarterly, semi-annual or annual withdrawal plan. Any investor whose shares in a single account total $5,000 or more at the offering price next computed after receipt of instructions may establish a quarterly, semi-annual or annual withdrawal plan. This plan provides for the orderly use of the entire account, not only the income but also the capital, if necessary. Each withdrawal constitutes a redemption of shares on which taxable gain or loss will be recognized. The plan holder may arrange for monthly, quarterly, semi-annual, or annual checks in any amount not less than $25.


  Holders of Class B Shares and Class C Shares who establish a withdrawal plan may redeem up to 12% annually of the shareholder's initial account balance without incurring a contingent deferred sales charge. Initial account balance means the amount of the shareholder's investment at the time the election to participate in the plan is made.


  Under the plan, sufficient shares of the Fund are redeemed to provide the amount of the periodic withdrawal payment. Dividends and capital gains distributions on shares held under the plan are reinvested in additional shares at the next determined net asset value. If periodic withdrawals continuously exceed reinvested dividends and capital gains distributions, the shareholder's original investment will be correspondingly reduced and ultimately exhausted. Withdrawals made concurrently with purchases of additional shares ordinarily will be disadvantageous to the shareholder because of the duplication of sales charges. The Fund reserves the right to amend or terminate the systematic withdrawal program on thirty days' notice to its shareholders.

  CHECK WRITING PRIVILEGE. Holders of Class A Shares of the Fund for which certificates have not been issued and which are in a non-escrow status may appoint ACCESS as agent by completing the Authorization for Redemption by Check Form and the appropriate section of the application and returning the form and the application to ACCESS. Once the form is properly completed, signed and returned to the agent, a supply of checks drawn on State Street Bank and Trust Company ("State Street Bank") will be sent to such shareholder. These checks may be made payable by the holder of Class A Shares to the order of any person in any amount of $100 or more.

  When a check is presented to State Street Bank for payment, full and fractional Class A Shares required to cover the amount of the check are redeemed from the shareholder's account by ACCESS at the next determined net asset value. Check writing redemptions represent the sale of Class A Shares. Any gain or loss realized on the sale of Class A Shares is a taxable event. See "Redemption of Shares."

  Checks will not be honored for redemption of Class A Shares held less than 15 calendar days, unless such Class A Shares have been paid for by bank wire. Any Class A Shares for which there are outstanding certificates may not be redeemed by check. If the amount of the check is greater than the proceeds of all uncertificated shares held in the shareholder's Class A Share account, the check will be returned and the shareholder may be subject to additional charges. Holders of Class A Shares may not liquidate the entire account by means of a check. The check writing privilege may be terminated or suspended at any time by the Fund or State Street Bank. Retirement plans and accounts that are subject to backup withholding are not eligible for the privilege. A "stop payment" system is not available on these checks. See the Statement of Additional Information for further information regarding the establishment of the privilege.


  AUTOMATED CLEARING HOUSE ("ACH") DEPOSITS. Holders of Class A Shares can use ACH to have redemption proceeds deposited electronically into their bank accounts. Redemptions transferred to a bank account via the ACH plan are available to be credited to the account on the second business day following normal payment. In order to utilize this option, the shareholder's bank must be a member of Automated Clearing House. In addition, the shareholder must fill out the appropriate section of the account application. The shareholder must also include a voided check or deposit slip from the bank account into which redemptions are to be deposited together with the completed application. Once ACCESS has received the application and the voided check or deposit slip, such shareholder's designated bank account, following any redemption, will be credited with the proceeds of such redemption. Once enrolled in the ACH plan, a shareholder may terminate participation at any time by writing ACCESS.

------------------------------------------------------------------------------
REDEMPTION OF SHARES
------------------------------------------------------------------------------

  Shareholders may redeem for cash some or all of their shares without charge by the Fund (other than, with respect to CDSC Shares, the applicable contingent deferred sales charge) at any time by sending a written request in proper form directly to ACCESS, P.O. Box 418256, Kansas City, Missouri 64141-9256, by placing the redemption request through an authorized dealer or by calling the Fund.

  WRITTEN REDEMPTION REQUESTS. In the case of redemption requests sent directly to ACCESS, the redemption request should indicate the number of shares to be redeemed, the class designation of such shares, the account number and be signed exactly as the shares are registered. Signatures must conform exactly to the account registration. If the proceeds of the redemption would exceed $50,000, or if the proceeds are not to be paid to the record owner at the record address, or if the record address has changed within the previous 30 days, signature(s) must be guaranteed by one of the following: a bank or trust company; a broker-dealer; a credit union; a national securities exchange, registered securities association or clearing agency; a savings and loan association; or a federal savings bank. If certificates are held for the shares being redeemed, such certificates must be endorsed for transfer or accompanied by an endorsed stock power and sent with the redemption request. In the event the redemption is requested by a corporation, partnership, trust, fiduciary, executor or administrator, and the name and title of the individual(s) authorizing such redemption is not shown in the account registration, a copy of the corporate resolution or other legal documentation appointing the authorized signer and certified within the prior 60 days must accompany the redemption request. The redemption price is the net asset value per share next determined after the request is received by ACCESS in proper form. Payment for shares redeemed (less any sales charge, if applicable) will ordinarily be made by check mailed within three business days after acceptance by ACCESS of the request and any other necessary documents in proper order. Such payments may be postponed or the right of redemption suspended as provided by the rules of the SEC. If the shares to be redeemed have been recently purchased by check, ACCESS may delay mailing a redemption check until it confirms that the purchase check has cleared, usually a period of up to 15 days. Any gain or loss realized on the redemption of shares is a taxable event.

  DEALER REDEMPTION REQUESTS. Shareholders may sell shares through their securities dealer, who will telephone the request to the Distributor. Orders received from dealers must be at least $500 unless transmitted via the FUNDSERV network. The redemption price for such shares is the net asset value next calculated after an order is received by a dealer provided such order is transmitted to the Distributor prior to the Distributor's close of business on such day. It is the responsibility of dealers to transmit redemption requests received by them to the Distributor so they will be received prior to such time. Any change in the redemption price due to failure of the Distributor to receive a sell order prior to such time must be settled between the shareholder and dealer. Shareholders must submit a written redemption request in proper form (as described above under "Written Redemption Requests") to the dealer within three business days after calling the dealer with the sell order. Payment for shares redeemed (less any sales charge, if applicable) will ordinarily be made by check mailed within three business days to the dealer.


  TELEPHONE REDEMPTION REQUESTS. The Fund permits redemption of shares by telephone and for redemption proceeds to be sent to the address of record for the account or to the bank account of record as described below. To establish such privilege, a shareholder must complete the appropriate section of the application accompanying this Prospectus or call the Fund at (800) 421-5666 ((800) 421-2833 for the hearing impaired) to request that a copy of the Telephone Redemption Authorization form be sent to them for completion. To redeem shares, contact the telephone transaction line at (800) 421-5684. VKAC and the Fund employ procedures considered by them to be reasonable to confirm that instructions communicated by telephone are genuine. Such procedures include requiring certain personal identification information prior to acting upon telephone instructions, tape recording telephone communications, and providing written confirmation of instructions communicated by telephone. If reasonable procedures are employed, a shareholder agrees that neither VKAC nor the Fund will be liable for following instructions which it reasonably believes to be genuine. VKAC and the Fund may be liable for any losses due to unauthorized or fraudulent instructions if reasonable procedures are not followed. Telephone redemptions may not be available if the shareholder cannot reach ACCESS by telephone, whether because all telephone lines are busy or for any other reason; in such case, a shareholder would have to use the Fund's other redemption procedures previously described. Requests received by ACCESS prior to 4:00 p.m., New York time, on a regular business day will be processed at the net asset value per share determined that day. These privileges are available for all accounts other than retirement accounts. The telephone redemption privilege is not available for shares represented by certificates. If the shares to be redeemed have been recently purchased by check, ACCESS may delay mailing a redemption check or wiring redemption proceeds until it confirms that the purchase check has cleared, usually a period of up to 15 days. If an account has multiple owners, ACCESS may rely on the instructions of any one owner.

  For redemptions authorized by telephone, amounts of $50,000 or less may be redeemed daily if the proceeds are to be paid by check sent to the shareholders' address of record and amounts of at least $1,000 and up to $1 million may be redeemed daily if the proceeds are to be paid by wire sent to the shareholder's bank account of record. The proceeds must be payable to the shareholder(s) of record. Proceeds from redemptions to be paid by check will ordinarily be mailed within three business days to the shareholder's address of record. Proceeds from redemptions to be paid by wire will ordinarily be wired on the next business day to the shareholder's bank account of record. This privilege is not available if the address of record has been changed within 30 days prior to a telephone redemption request. The Fund reserves the right at any time to terminate, limit or otherwise modify this telephone redemption privilege.


  REDEMPTION UPON DISABILITY. The Fund will waive the CDSC on redemptions following the disability of holders of Class B Shares and Class C Shares. An individual will be considered disabled for this purpose if he or she meets the definition thereof in Section 72(m)(7) of the Code, which in pertinent part defines a person as disabled if such person "is unable to engage in any substantial gainful activity by reason of any medically determinable physical or mental impairment which can be expected to result in death or to be of long-continued and indefinite duration." While the Fund does not specifically adopt the balance of the Code's definition which pertains to furnishing the Secretary of Treasury with such proof as he or she may require, the Distributor will require satisfactory proof of disability before it determines to waive the CDSC on Class B Shares and Class C Shares.



  In cases of disability, the CDSCs on Class B Shares and Class C Shares will be waived where the disabled person is either an individual shareholder or owns the shares as a joint tenant with right of survivorship or is the beneficial owner of a custodial or fiduciary account, and where the redemption is made within one year of the initial determination of disability. This waiver of the CDSC on Class B Shares and Class C Shares applies to a total or partial redemption, but only to redemptions of shares held at the time of the initial determination of disability.



  GENERAL REDEMPTION INFORMATION. The Fund may redeem any shareholder account with a net asset value on the date of the notice of redemption less than the minimum investment as specified by the Trustees. At least 60 days advance written notice of any such involuntary redemption is required and the shareholder is given an opportunity to purchase the required value of additional shares at the next determined net asset value without sales charge. Any applicable CDSC will be deducted from the proceeds of this redemption. Any involuntary redemption may only occur if the shareholder account is less than the minimum investment due to shareholder redemptions.


  REINSTATEMENT PRIVILEGE. Holders of Class A Shares or Class B Shares who have redeemed shares of the Fund may reinstate any portion or all of the net proceeds of such redemption in Class A Shares of the Fund. Holders of Class C Shares who have redeemed shares of the Fund may reinstate any portion or all of the net proceeds of such redemption in Class C Shares of the Fund with credit given for any CDSC paid upon such redemption. Such reinstatement is made at the net asset value (without sales charge except as described under "Shareholder Services -- Exchange Privilege") next determined after the order is received, which must be within 180 days after the date of the redemption. See "Purchase of Shares -- Waiver of Contingent Deferred Sales Charge." Reinstatement at net asset value is also offered to participants in those eligible retirement plans held or administered by Van Kampen American Capital Trust Company for repayment of principal (and interest) on their borrowings on such plans.


------------------------------------------------------------------------------

DISTRIBUTION AND SERVICE PLANS

------------------------------------------------------------------------------

  The Fund has adopted a distribution plan (the "Distribution Plan") with respect to each class of its shares pursuant to Rule 12b-1 under the 1940 Act. The Fund also has adopted a service plan (the "Service Plan") with respect to each class of its shares. The Distribution Plan and the Service Plan provide that the Fund may spend a portion of the Fund's average daily net assets attributable to each class of shares in connection with distribution of the respective class of shares and in connection with the provision of ongoing services to shareholders of each class. The Distribution Plan and the Service Plan are being implemented through an agreement with the Distributor and sub-agreements between the Distributor and brokers, dealers or financial intermediaries (collectively, "Selling Agreements") that may provide for their customers or clients certain services or assistance.


  CLASS A SHARES. The Fund may spend an aggregate amount up to 0.25% per year of the average daily net assets attributable to the Class A Shares of the Fund pursuant to the Distribution Plan and Service Plan. From such amount, the Fund may spend up to 0.25% per year of the Fund's average daily net assets attributable to the Class A Shares pursuant to the Service Plan in connection with the ongoing provision of services to holders of such shares by the Distributor and by brokers, dealers or financial intermediaries and in connection with the maintenance of such shareholders' accounts. The Fund pays the Distributor the lesser of the balance of the 0.25% not paid to such brokers, dealers or financial intermediaries or the amount of the Distributor's actual distribution-related expense.



  CLASS B SHARES. The Fund may spend up to 0.75% per year of the average daily net assets attributable to the Class B Shares of the Fund pursuant to the Distribution Plan. In addition, the Fund may spend up to 0.25% per year of the Fund's average daily net assets attributable to the Class B Shares pursuant to the

Service Plan in connection with the ongoing provision of services to holders of such shares by the Distributor and by brokers, dealers or financial intermediaries and in connection with the maintenance of such shareholders' accounts.


  CLASS C SHARES. The Fund may spend up to 0.75% per year of the average daily net assets attributable to the Class C Shares of the Fund pursuant to the Distribution Plan. From such amount, the Fund, or the Distributor as agent for the Fund, pays brokers, dealers or financial intermediaries in connection with the distribution of the Class C Shares up to 0.75% of the Fund's average daily net assets attributable to Class C Shares maintained in the Fund more than one year by such broker's, dealer's or financial intermediary's customers. The Fund pays the Distributor the lesser of the balance of 0.75% not paid to such brokers, dealers or financial intermediaries or the amount of the Distributor's actual distribution related expense attributable to the Class C Shares. In addition, the Fund may spend up to 0.25% per year of the Fund's average daily net assets attributable to the Class C Shares pursuant to the Service Plan in connection with the ongoing provision of services to holders of such shares by the Distributor and by brokers, dealers or financial intermediaries and in connection with the maintenance of such shareholders' accounts.



  OTHER INFORMATION. Amounts payable to the Distributor with respect to the Class A Shares under the Distribution Plan in a given year may not fully reimburse the Distributor for its actual distribution-related expenses during such year. In such event, with respect to the Class A Shares, there is no carryover of such reimbursement obligations to succeeding years.



  The Distributor's actual expenses with respect to a class of CDSC Shares (for purposes of this section, excluding any Class A Shares that may be subject to a
CDSC) for any given year may exceed the amounts payable to the Distributor with respect to such class of CDSC Shares under the Distribution Plan, the Service Plan and payments received pursuant to the CDSC. In such event, with respect to any such class of CDSC Shares, any unreimbursed expenses will be carried forward and paid by the Fund (up to the amount of the actual expenses incurred) in future years so long as such Distribution Plan is in effect. Except as mandated by applicable law, the Fund does not impose any limit with respect to the number of years into the future that such unreimbursed expenses may be carried forward (on a Fund level basis). Because such expenses are accounted on a Fund level basis, in periods of extreme net asset value fluctuation such amounts with respect to a particular CDSC Share may be greater or less than the amount of the initial commission (including carrying cost) paid by the Distributor with respect to such CDSC Share. In such circumstances, a shareholder of such CDSC Share may be deemed to incur expenses attributable to other shareholders of such class. As of December 31, 1996, there were $6,391,172 and $112,259 of unreimbursed distribution expenses with respect to Class B Shares and Class C Shares, respectively, representing 3.68% and 0.60% of the Fund's net assets attributable to Class B Shares and Class C Shares, respectively. If the Distribution Plan was terminated or not continued, the Fund would not be contractually obligated to pay the Distributor for any expenses not previously reimbursed by the Fund or recovered through CDSCs.



  Because the Fund is a series of the Trust, amounts paid to the Distributor as reimbursement for expenses of one series of the Trust may indirectly benefit the other funds which are series of the Trust. The Distributor will endeavor to allocate such expenses among such funds in an equitable manner. The Distributor will not use the proceeds from the CDSC applicable to a particular class of shares to defray distribution related expenses attributable to any other class of shares. Various federal and state laws prohibit national banks and some state-chartered commercial banks from underwriting or dealing in the Fund's shares. In addition, state securities laws on this issue may differ from the interpretations of federal law, and banks and financial institutions may be required to register as dealers pursuant to state law. In the unlikely event that a court were to find that these laws prevent such banks from providing such services described above, the Fund would seek alternate providers and expects that shareholders would not experience any disadvantage.


------------------------------------------------------------------------------
DISTRIBUTIONS FROM THE FUND
------------------------------------------------------------------------------

  The Fund's policy is to declare daily and pay monthly distributions of all or substantially all net investment income of the Fund. Net investment income consists of all or a portion of the interest income, dividends, other ordinary income earned by the Fund on its portfolio assets, less all expenses of the Fund. Expenses of the Fund are accrued each day. Net realized long- and short-term capital gains, if any, are expected to be distributed, to the extent permitted by applicable law, to shareholders at least annually. Distributions cannot be assured, and the amount of each monthly distribution may vary.

  Distributions with respect to each class of shares will be calculated in the same manner on the same day and will be in the same amount, except that the different distribution and service fees and any incremental administrative expenses relating to each class of shares will be borne exclusively by the respective class and may cause the distributions relating to the different classes of shares to differ. Generally, distributions with respect to a class of shares subject to a higher distribution fee, service fee, or, where applicable, the conversion feature will be lower than distributions with respect to a class of shares subject to a lower distribution fee, service fee, or not subject to the conversion feature.


  Investors will be entitled to begin receiving dividends on their shares on the business day after ACCESS receives payments for such shares. However, shares become entitled to dividends on the day ACCESS receives payment for the shares either through a fed wire or NSCC settlement. Shares remain entitled to dividends through the day such shares are processed for payment on redemption.


  Distribution checks may be sent to parties other than the shareholder in whose name the account is registered. Persons wishing to utilize this service should complete the appropriate section of the account application accompanying this

Prospectus or available from Van Kampen American Capital Funds, c/o ACCESS P.O. Box 418256, Kansas City, MO 64141-9256. After ACCESS receives this completed form, distribution checks will be sent to the bank or other person so designated by such shareholder.


  PURCHASE OF ADDITIONAL SHARES WITH DISTRIBUTIONS. The Fund will automatically credit monthly distributions and any annual net long-term capital gain distributions to a shareholder's account in additional shares of the Fund valued at net asset value, without a sales charge. Unless a shareholder instructs otherwise the reinvestment plan is automatic. This instruction may be made by telephone by calling (800) 421-5666 ((800) 421-2833 for the hearing impaired) or in writing to ACCESS. See "Shareholder Services -- Reinvestment Plan."



------------------------------------------------------------------------------

TAX STATUS
------------------------------------------------------------------------------


  FEDERAL INCOME TAXATION. The Fund has qualified and intends to continue to qualify each year and to elect to be treated as a regulated investment company under Subchapter M of the Code. To qualify as a regulated investment company, the Fund must comply with certain requirements of the Code relating to, among other things, the source of its income and diversification of its assets.



  If the Fund so qualifies and distributes each year to its shareholders at least 90% of its net investment income (including tax-exempt interest, taxable income and net short-term capital gain, but not net capital gains, which are the excess of net long-term capital gains over net short-term capital losses), it will not be required to pay federal income taxes on any income distributed to shareholders. The Fund intends to distribute at least the minimum amount of net investment income necessary to satisfy the 90% distribution requirement. The Fund will not be subject to federal income tax on any net capital gains distributed to shareholders.



  In order to avoid a 4% excise tax, the Fund will be required to distribute, by December 31 of each year, at least 98% of its ordinary income (not including tax-exempt income) for such year and at least 98% of its capital gain net income (the latter of which generally is computed on the basis of the one-year period ending on October 31 of such year), plus any amounts that were not distributed in previous taxable years. For purposes of the excise tax, any ordinary income or capital gain net income retained by, and subject to federal income tax in the hands of, the Fund will be treated as having been distributed.



  If the Fund failed to qualify as a regulated investment company or failed to satisfy the 90% distribution requirement in any taxable year, the Fund would be taxed as an ordinary corporation on its taxable income (even if such income were distributed to its shareholders) and all distributions out of earnings and profits would be taxed to shareholders as ordinary income. To qualify again as a regulated investment company in a subsequent year, the Fund may be required to pay an interest charge on 50% of its earnings and profits attributable to non-regulated investment company years and would be required to distribute such earnings and profits to shareholders (less any interest charge). In addition, if the Fund failed to qualify as a regulated investment company for its first taxable year or, if immediately after qualifying as a regulated investment company for any taxable year, it failed to qualify for a period greater than one taxable year, the Fund would be required to recognize any net built-in gains (the excess of aggregate gains, including items of income, over aggregate losses that would have been realized if it had been liquidated) in order to qualify as a regulated investment company in a subsequent year.



  Some of the Fund's investment practices are subject to special provisions of the Code that, among other things, may defer the use of certain losses of the Fund and affect the holding period of the securities held by the Fund and the character of the gains or losses realized by the Fund. These provisions may also require the Fund to mark-to-market some of the positions in its portfolio (i.e., treat them as if they were sold for fair market value at the end of the tax-year), which may cause the Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the 90% distribution requirement and the distribution requirements for avoiding income and excise taxes. The Fund will monitor its transactions and may make certain tax elections in order to mitigate the effect of these rules and prevent disqualification of the Fund as a regulated investment company.



  The Fund's ability to dispose of portfolio securities may be limited by the requirement for qualification as a regulated investment company that less than 30% of the Fund's annual gross income be derived from the disposition of securities held for less than three months.



  Investments of the Fund in securities issued at a discount or providing for deferred interest or payment of interest in kind are subject to special tax rules that will affect the amount, timing and character of distributions to shareholders. For example, with respect to securities issued at a discount, the Fund will be required to accrue as income each year a portion of the discount and to distribute such income each year in order to maintain its qualification as a regulated investment company and to avoid income and excise taxes. In order to generate sufficient cash to make distributions necessary to satisfy the 90% distribution requirement and to avoid income and excise taxes, the Fund may have to dispose of securities that it would otherwise have continued to hold. A portion of the discount relating to certain stripped tax-exempt obligations may constitute taxable income when distributed to shareholders.



  DISTRIBUTIONS. The Fund intends to invest in sufficient tax-exempt municipal securities to permit payment of "exempt-interest dividends" (as defined in the Code). Dividends paid by the Fund from the net tax-exempt interest earned from municipal securities qualify as exempt-interest dividends if, at the close of each quarter of its taxable year, at least 50% of the value of the total assets of the Fund consists of municipal securities.

  The Tax Reform Act of 1986 (the "Tax Reform Act") may have an adverse impact upon the Fund and its shareholders. The Tax Reform Act imposed new limitations on the use and investment of the proceeds of state and local government bonds and other funds, which limitations must be satisfied in order to maintain the exclusion from gross income for interest on such bonds. The provisions of the Tax Reform Act generally apply to bonds issued after August 15, 1986. In light of these requirements, bond counsel qualify their opinions as to the federal tax status of bonds issued after August 15, 1986 by making them contingent on the issuer's future compliance with these limitations. Any failure on the part of an issuer to comply could cause the interest on its bonds to become taxable to investors retroactive to the date the bonds were issued.



  Except as provided below, exempt-interest dividends paid to shareholders generally are not includable in the shareholders' gross income for federal income tax purposes. The percentage of the total dividends paid by the Fund during any taxable year that qualify as exempt-interest dividends will be the same for all shareholders of the Fund receiving dividends during such year.



  The Tax Reform Act also makes interest on certain "private-activity bonds" an item of tax preference subject to the alternative minimum tax on individuals and corporations. The Fund invests a portion of its assets in municipal securities subject to this provision so that a portion of its exempt-interest dividends is an item of tax preference to the extent such dividends represent interest received from these private-activity bonds. Accordingly, investment in the Fund could cause shareholders to be subject to (or result in an increased liability under) the alternative minimum tax. The Tax Reform Act also imposed per capita volume limitations on certain private-activity bonds which could limit the amount of such bonds available for investment by the Fund.



  Exempt-interest dividends are included in determining what portion, if any, of a person's social security and railroad retirement benefits will be includable in gross income subject to federal income tax.



  Although exempt-interest dividends generally may be treated by Fund shareholders as items of interest excluded from their gross income, each shareholder is advised to consult his tax adviser with respect to whether exempt-interest dividends retain this exclusion if the purchaser would be treated as a "substantial user" (or a "related person" of a substantial user) of the facilities financed with respect to any of the tax-exempt obligations held by the Fund, or by the Trust if it is required to qualify as a regulated investment company as described below. "Substantial user" is defined under U.S. Treasury Regulations to include a non-exempt person who regularly uses in his trade or business a part of any facilities financed with the tax-exempt obligations and whose gross revenues derived from such facilities exceed five percent of the total revenues derived from the facilities by all users, or who occupies more than 5% of the useable area of the facilities or for whom the facilities or a part thereof were specifically constructed, reconstructed or acquired. Examples of "related persons" include certain related natural persons, affiliated corporations, a partnership and its partners and an S corporation and its shareholders.



  The Omnibus Budget Reconciliation Act of 1993 included certain provisions that requires gains on dispositions of tax-exempt securities purchased at a market discount be treated as ordinary income to the extent of the accrued market discount, if the securities are acquired after April 30, 1993. Such securities were exempt from the market discount rules under prior law. Interest on indebtedness incurred or continued by a shareholder to purchase or carry shares of the Fund is not deductible for federal income tax purposes if the Fund distributes exempt-interest dividends during the shareholder's taxable year. If a shareholder receives an exempt-interest dividend with respect to any shares and such shares are held for six months or less, any short-term capital loss on the sale or exchange of the shares will be disallowed to the extent of the amount of such exempt-interest dividend.



  While the Fund expects that a major portion of its net investment income will constitute tax-exempt interest, a significant portion may consist of investment company taxable income. Distributions of the Fund's net investment company taxable income are taxable to shareholders as ordinary income to the extent of the Fund's earnings and profits, whether paid in cash or reinvested in additional shares. Distributions of the Fund's net capital gains ("capital gains dividends"), if any, are taxable to shareholders as long-term capital gains regardless of the length of time shares of the Fund have been held by such shareholders. Interest on indebtedness which is incurred to purchase or carry shares of a mutual fund which distributes exempt-interest dividends during the year is not deductible for federal income tax purposes. Distributions in excess of the Fund's earnings and profits will first reduce the adjusted tax basis of a holder's shares and, after such adjusted tax basis is reduced to zero, will constitute capital gains to such holder (assuming such shares are held as a capital asset). Tax-exempt shareholders not subject to federal income tax on their income generally will not be taxed on distributions from the Fund.



  Shareholders receiving distributions in the form of additional shares issued by the Fund will be treated for federal income tax purposes as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the distribution date. The basis of such shares will equal the fair market value on the distribution date.



  The Fund will inform shareholders of the source and tax status of all distributions promptly after the close of each calendar year. The aggregate amount of dividends so designated cannot exceed, however, the amount of interest exempt from tax under Section 103 of the Code received by the Fund during the year over any amounts disallowed as deductions under Sections 265 and 171(a)(2) of the Code. Since the percentage of dividends which are "exempt-interest" dividends is determined on an average annual method for the fiscal year, the percentage of income designated as tax-exempt for any particular dividend may be substantially different from the percentage of the Fund's income that was tax exempt during the period covered by the dividend, Fund distributions generally will not qualify for the dividends received deduction for corporations.



  Although dividends generally will be treated as distributed when paid, dividends declared in October, November or December, payable to shareholders of record on a specified date in such month and paid during January of the following year will be treated as having been distributed by the Fund and received by the shareholders on the December 31 prior to the date of payment. In addition, certain other distributions made after the close of a taxable year of the Fund may be "spilled back" and treated as paid by the Fund (except for purposes of the 4% excise tax) during such taxable year. In such case, shareholders will be treated as having received such dividends in the taxable year in which the distribution was actually made.



  The Fund is required, in certain circumstances, to withhold 31% of dividends and certain other payments, including redemptions, paid to shareholders who do not furnish to the Fund their correct taxpayer identification number (in the case of individuals, their social security number) and certain required certifications or who are otherwise subject to backup withholding.



  SALE OF SHARES. The sale of shares (including transfers in connection with a redemption or repurchase of shares) will be a taxable transaction for federal income tax purposes. Selling shareholders will generally recognize gain or loss in an amount equal to the difference between their adjusted tax basis in the shares and the amount received. If such shares are held as a capital asset, the gain or loss will be a capital gain or loss and will be long-term if such shares have been held for more than one year. Any loss realized upon a taxable disposition of shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gains dividends received with respect to such shares. For purposes of determining whether shares have been held for six months or less, the holding period is suspended for any periods during which the shareholder's risk of loss is diminished as a result of holding one or more other positions in substantially similar or related property or through certain options or short sales.



  STATE AND LOCAL TAXES. The exemption of interest income for federal income tax purposes may not result in similar exemptions under the laws of a particular state or local taxing authority. Income distributions may be taxable to shareholders under state or local law as dividend income even though a portion of such distributions may be derived from interest on tax-exempt obligations which, if realized directly, would be exempt from such income taxes. It is recommended that investors consult their tax advisers for information in this regard. The Fund will report annually to its shareholders the percentage and source, on a state-by-state basis, of interest income earned on municipal securities received by the Fund during the preceding calendar year. Dividends and distributions paid by the Fund from sources other than tax-exempt interest are generally subject to taxation at the state and local levels.

  GENERAL. The federal, state and local income tax discussion set forth above is for general information only. Prospective investors should consult their advisors regarding the specific federal tax consequences of holding and disposing of shares, as well as the effects of state, local and foreign tax law and any proposed tax law changes.


------------------------------------------------------------------------------

FUND PERFORMANCE
------------------------------------------------------------------------------


  From time to time advertisements and other sales materials for the Fund may include information concerning the historical performance of the Fund. Any such information will include the average total return of the Fund calculated on a compounded basis for specified periods of time. Such advertisements and sales material may also include a yield quotation as of a current period. In each case, such total return and yield information, if any, will be calculated pursuant to rules established by the SEC and will be computed separately for each class of the Fund's shares. In lieu of or in addition to total return and yield calculations, such information may include performance rankings and similar information from independent organizations such as Lipper Analytical Services, Inc.


  The Fund's yield quotation is determined for each class of the Fund's shares on a monthly basis with respect to the immediately preceding 30 day period. Yield is computed by dividing the Fund's net investment income per share earned during such 30 day period by the Fund's maximum offering price per share on the last day of such period. Net investment income per share for a class of shares is determined by taking the interest earned by the Fund during the period and allocable to the class of shares, subtracting the expenses (net of any reimbursement) accrued for the period and allocable to the class of shares, and dividing the result by the product of (a) the average daily number of such class of the Fund's shares outstanding during the period that were entitled to receive dividends and (b) the Fund's maximum offering price per share on the last day of the period. The yield calculation formula assumes net investment income is earned and reinvested at a constant rate and annualized at the end of a six month period.

  Tax-equivalent yield demonstrates the taxable yield required to produce an after-tax yield equivalent to that of the Fund's yield. The Fund's tax-equivalent yield quotation for a 30 day period as described above is computed for each class of the Fund's shares by dividing that portion of the yield of the Fund (as computed above) which is tax-exempt by a percentage equal to 100% minus a stated percentage income tax rate and adding the result to that portion of the Fund's yield, if any, that is not tax-exempt.

  The Fund calculates average compounded total return for each class of the Fund's shares by determining the redemption value at the end of specified periods (after adding back all dividends and other distributions made during the period) of a $1,000 investment in a class of shares of the Fund (less the maximum sales charge) at the beginning of the period, annualizing the increase or decrease over the specified period with respect to such initial investment and expressing the result as a percentage.

  Total return figures utilized by the Fund are based on historical performance and are not intended to indicate future performance. Total return and net asset value per share can be expected to fluctuate over time, and accordingly upon redemption a shareholder's shares may be worth more or less than their original cost.

  The Fund may, in supplemental sales literature, advertise non-standardized total return figures representing the cumulative, non-annualized total return of the Fund from a given date to a subsequent given date. Cumulative non-standardized total return is calculated by measuring the value of an initial investment in the Fund at a given time, deducting the maximum sales charge of 4.75%, determining the value of all subsequent reinvested distributions, and dividing the net change in the value of the investment as of the end of the period by the amount of the initial investment and expressing the result as a percentage.


  From time to time the Fund may include in its supplemental sales literature and shareholder reports a quotation of the current "distribution rate" for the Fund. Distribution rate is a measure of the level of income and short-term capital gain dividends, if any, distributed for a specified period. Distribution rate is determined by annualizing the distributions per share for a stated period and dividing the result by the public offering price for the same period. It differs from yield, which is a measure of the income actually earned by the Fund's investments, and from total return, which is a measure of the income actually earned by, plus the effect of any realized and unrealized appreciation or depreciation of such investments during a stated period. Distribution rate is, therefore, not intended to be a complete measure of the Fund's performance. Distribution rate may sometimes be greater than yield since, for instance, it may not include the effect of amortization of bond premiums, and may include non-recurring short-term capital gains and premiums from futures transactions engaged in by the Fund. Distribution rates will be calculated separately for each class of the Fund's shares.


  From time to time the Fund may compare its performance to certain securities and unmanaged indices which may have different risk/reward characteristics than the Fund. Such characteristics may include, but are not limited to, tax features, guarantees, insurance and the fluctuation of principal and/or return. In addition, from time to time, the Fund may utilize sales literature that includes hypotheticals.


  Further information about the Fund's performance is contained in the Fund's Annual Report and the Fund's Statement of Additional Information, each of which can be obtained without charge by calling (800) 421-5666 ((800) 421-2833 for the hearing impaired).


------------------------------------------------------------------------------
DESCRIPTION OF SHARES OF THE FUND
------------------------------------------------------------------------------

  The Fund is a separate series of the Van Kampen American Capital Tax Free Trust, a Delaware business trust organized as of May 10, 1995 (the "Trust"). The

Fund was originally organized in 1985 under the name Van Kampen Merritt Tax Free High Income Fund as a sub-trust of Van Kampen Merritt Tax Free Fund, a Massachusetts business trust. The Fund was reorganized as a series of the Trust on July 31, 1995. Shares of the Trust entitle their holders to one vote per share; however, separate votes are taken by each series on matters affecting an individual series.


  The authorized capitalization of the Fund consists of an unlimited number of shares of beneficial interest, $0.01 par value, divided into three classes, designated Class A Shares, Class B Shares and Class C Shares. Each class of shares represent an interest in the same assets of the Fund and are identical in all respects except that each class bears certain distribution expenses and has exclusive voting rights with respect to its distribution fee. See "Distribution and Service Plans."



  The Fund is permitted to issue an unlimited number of classes of shares. Each class of share is equal as to earnings, assets and voting privileges, except as noted above, and each class bears the expenses related to the distribution of its shares. There are no conversion, preemptive or other subscription rights, except with respect to the conversion of Class B Shares and certain Class C Shares into Class A Shares as described above. In the event of liquidation, each of the shares of the Fund is entitled to its portion of all of the Fund's net assets after all debt and expenses of the Fund have been paid. Since Class B Shares and Class C Shares pay higher distribution expenses, the liquidation proceeds to holders of Class B Shares and Class C Shares are likely to be lower than to holders of Class A Shares.


  The Trust does not contemplate holding regular meetings of shareholders to elect Trustees or otherwise. However, the holders of 10% or more of the outstanding shares may by written request require a meeting to consider the removal of Trustees by a vote of two-thirds of the shares then outstanding cast in person or by proxy at such meeting. The Trust will assist such holders in communicating with other shareholders of the Fund to the extent required by the 1940 Act. More detailed information concerning the Trust is set forth in the Statement of Additional Information.

------------------------------------------------------------------------------
ADDITIONAL INFORMATION
------------------------------------------------------------------------------

  This Prospectus and the Statement of Additional Information do not contain all the information set forth in the Registration Statement filed by the Fund with the SEC under the Securities Act of 1933. Copies of the Registration Statement may be obtained at a reasonable charge from the SEC or may be examined, without charge, at the office of the SEC in Washington, D.C.

  The fiscal year end of the Fund is December 31. The Fund sends to its shareholders at least semi-annually, reports showing the Fund's portfolio and other information. An annual report, containing financial statements audited by the Fund's independent auditors, is sent to shareholders each year. After the end of each year, shareholders will receive federal income tax information regarding dividends and capital gains distributions.

  Shareholder inquiries should be directed to Van Kampen American Capital Tax Free High Income Fund, One Parkview Plaza, Oakbrook Terrace, Illinois 60181,
Attn: Correspondence.


  For Automated Telephone Service which provides 24-hour direct dial access to Fund facts and shareholder account information, dial (800) 847-2424. For inquiries through Telecommunications Device for the Deaf (TDD) dial (800) 421-2833.

                                                                      APPENDIX A

                  DESCRIPTION OF MUNICIPAL SECURITIES RATINGS

  STANDARD & POOR'S RATINGS GROUP--A brief description of the applicable Standard & Poor's Ratings Group (S&P) rating symbols and their meanings (as published by S&P) follows:

    1.  DEBT


        A S&P corporate or municipal debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.


        The debt rating is not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

        The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.

         The ratings are based, in varying degrees, on the following considerations:

         1. Likelihood of default--capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation;

         2. Nature of and provisions of the obligation;

         3. Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

    AAA         Debt rated 'AAA' has the highest rating assigned by S&P.
                Capacity to pay interest and repay principal is extremely strong.

    AA Debt rated 'AA' has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

    A Debt rated 'A' has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

    BBB Debt rated 'BBB' is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

    BB          Debt rated 'BB', 'B', 'CCC', 'CC' and 'C' is regarded,
    B           on balance, as predominantly speculative with respect to
    CCC         capacity to pay interest and repay principal. 'BB'
    CC          indicates the least degree of speculation and 'C' the
    C           highest. While such debt will likely have some quality
                and protective characteristics, these are outweighed by large uncertainties or large exposures to adverse conditions.

    BB Debt rated 'BB' has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The 'BB' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'BBB-' rating.

    B Debt rated 'B' has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The 'B' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'BB' or 'BB-' rating.

    CCC Debt rated 'CCC' has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The 'CCC' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'B' or 'B-' rating.

    CC The rating 'CC' typically is applied to debt subordinated to senior debt that is assigned an actual or implied 'CCC' rating.

    C The rating 'C' typically is applied to debt subordinated to senior debt which is assigned an actual or implied 'CCC-' debt rating. The 'C' rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

    CI The rating 'CI' is reserved for income bonds on which no interest is being paid.

    D Debt rated 'D' is in payment default. The 'D' rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

               PLUS (+) or MINUS (-): The ratings from 'AA' to 'CCC' may be modified by the addition of a plus or minus sign to show relative standing within the major categories.

    C The letter 'c' indicates that the holder's option to tender the security for purchase may be canceled under certain prestated conditions enumerated in the tender option documents.

    L The letter 'L' indicates that the rating pertains to the principal amount of these bonds to the extent that the underlying deposit collateral is federally insured and interest is adequately collateralized. In the case of certificates of deposit, the letter 'L' indicates that the deposit, combined with other deposits being held in the same right and capacity, will be honored for principal and accrued pre-default interest up to the federal insurance limits within 30 days after closing of the insured institution or, in the event that the deposit is assumed by a successor insured institution, upon maturity.

    P          The letter 'p' indicates that the rating is provisional.
               A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

               *Continuance of the rating is contingent upon S&P's receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows.

    NR Indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

    DEBT OBLIGATIONS OF ISSUERS OUTSIDE THE UNITED STATES AND ITS TERRITORIES are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

    BOND INVESTMENT QUALITY STANDARDS: Under present commercial bank regulations issued by the Comptroller of the Currency, bonds rated in the top four categories ('AAA', 'AA', 'A', 'BBB' commonly known as "investment grade" ratings) are generally regarded as eligible for bank investment. In addition, the laws of various states governing legal investments impose certain rating or other standards for obligations eligible for investment by savings banks, trust companies, insurance companies, and fiduciaries generally.

    2.  MUNICIPAL NOTES

         A S&P note rating reflects the liquidity factors and market access risks unique to notes. Notes maturing in 3 years or less will likely receive a note rating. Notes maturing beyond 3 years will most likely receive a long-term debt rating.

         The following criteria will be used in making that assessment:

        -- Amortization schedule (the larger the final maturity relative to other maturities, the more likely the issue be treated as a note).

        -- Source of payment (the more the issue depends on the market for its refinancing, the more likely it is to be treated as a note).

         The note rating symbols and definitions are as follows:

    SP-1 Strong capacity to pay principal and interest. Issues determined to possess very strong characteristics are a plus (+) designation.

    SP-2 Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

    SP-3        Speculative capacity to pay principal and interest.

    3.  COMMERCIAL PAPER

        A S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

        Ratings are graded into several categories, ranging from 'A-1' for the highest quality obligations to 'D' for the lowest. These categories are as follows:

    A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

    A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated
                'A-1'.

    A-3 Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

    B Issues rated 'B' are regarded as having only speculative capacity for timely payment.

    C This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

    D Debt rated 'D' is in payment default. The 'D' rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

    A commercial paper rating is not a recommendation to purchase or sell a security. The ratings are based on current information furnished to S&P by the issuer or obtained from other sources it considers reliable. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of, such information.

    4.  TAX-EXEMPT DUAL RATINGS

        S&P assigns "dual" ratings to all debt issues that have a put option or demand feature as part of their structure.

        The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols for the put option (for example, 'AAA/A-1+'). With short-term demand debt, S&P's note rating symbols are used with the commercial paper rating symbols (for example, 'SP-1+/A-1+').

  MOODY'S INVESTORS SERVICE--A brief description of the applicable Moody's Investors Service ("Moody's") rating symbols and their meanings (as published by Moody's) follows:

    1.  LONG-TERM MUNICIPAL BONDS

    AAA Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged."
                Interest payments are protected by a large or by an exceptionally stable margin and principal is secure.
                While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

    AA Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

    A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

    BAA Bonds which are rated Baa are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

    BA Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

    B Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

    CAA Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

    CA Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

    C Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

    CON (..) Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally and designed with the prefix "Con" followed by the rating in parentheses. These are bonds secured by: (a) earnings of projects under construction,
                (b) earnings of projects unseasoned in operating experience, (c) rentals that begin when facilities are completed, or (d) payments to which some other limiting condition attaches. The parenthetical rating denotes the probable credit stature upon completion of construction or elimination of the basis of the condition.

    (P) (..) When applied to forward delivery bonds, indicates that the rating is provisional pending the delivery of the bonds. The rating may be revised prior to delivery if changes occur in the legal documents or the underlying credit quality of the bonds.

    NOTE: Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from AA to B. The modifier 1 indicates that the company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the company ranks in the lower end of its generic rating category.



        ABSENCE OF RATING: Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.

        Should no rating be assigned, the reason may be one of the following:

             1. An application for rating was not received or accepted.

             2. The issue or issuer belongs to a group of securities or companies that are not rated as a matter of policy.

             3. There is a lack of essential data pertaining to the issue or issuer.

             4. The issue was privately placed, in which case the rating is not published in Moody's publications.

        Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

    2.  SHORT-TERM EXEMPT NOTES

        Moody's ratings for state and municipal short-term obligations will be designated Moody's Investment Grade or (MIG). Such ratings recognize the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower and short-term cyclical elements are critical in short-term ratings, while other factors of major importance in bond risk, long-term secular trends for example, may be less important over the short run. A short-term rating may also be assigned on an issue having a demand feature-variable rate demand obligation. Such ratings will be designated as VMIG, SG or, if the demand feature is not rated, as NR.

        Moody's short-term ratings are designated Moody's Investment Grade as MIG 1 or VMIG 1 through MIG 4 or VMIG 4. As the name implies, when Moody's assigns a MIG or VMIG rating, all categories define an investment grade situation.

        MIG 1/VMIG 1. This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

        MIG 2/VMIG 2. This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

        MIG 3/VMIG 3. This designation denotes favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

        MIG 4/VMIG 4. This designation denotes adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

        SG. This designation denotes speculative quality. Debt instruments in this category lack margins of protection.

    3.  TAX-EXEMPT COMMERCIAL PAPER


        Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody's makes no representation that such obligations are exempt from registration under the Securities Act of 1933, nor does it represent that any specific note is a valid obligation of a rated issuer or issued in conformity with any applicable law.

        Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:


      Issuers rated Prime-1 (for related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:



           - Leading market positions in well established industries.



           - High rates of return on funds employed.



           - Conservative capitalization structures with moderate reliance on debt and ample asset protection.



           - Broad margins in earning coverage of fixed financial charges and high internal cash generation.



           - Well established access to a range of financial markets and assured sources of alternate liquidity.



      Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.



      Issuers rated Prime-3 (or related supporting institutions) have an acceptable capacity for repayment of short-term promissory obligations. The effects of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.



      Issuers rated Not Prime do not fall within any of the Prime rating categories.

EXISTING SHAREHOLDERS--
FOR INFORMATION ON YOUR
EXISTING ACCOUNT PLEASE CALL
THE FUND'S TOLL-FREE

NUMBER--(800) 341-2911.


PROSPECTIVE INVESTORS--CALL
YOUR BROKER OR (800) 421-5666.

DEALERS--FOR DEALER
INFORMATION, SELLING
AGREEMENTS, WIRE ORDERS,
OR REDEMPTIONS CALL THE
DISTRIBUTOR'S TOLL-FREE
NUMBER--(800) 421-5666.

FOR SHAREHOLDER AND
DEALER INQUIRIES THROUGH
TELECOMMUNICATIONS
DEVICE FOR THE DEAF (TDD)

DIAL (800) 421-2833.


FOR AUTOMATED TELEPHONE

SERVICES DIAL (800) 847-2424.

VAN KAMPEN AMERICAN CAPITAL
TAX FREE HIGH INCOME FUND
One Parkview Plaza
Oakbrook Terrace, IL 60181
Investment Adviser

VAN KAMPEN AMERICAN CAPITAL
INVESTMENT ADVISORY CORP.
One Parkview Plaza
Oakbrook Terrace, IL 60181

Distributor

VAN KAMPEN AMERICAN CAPITAL
DISTRIBUTORS, INC.
One Parkview Plaza
Oakbrook Terrace, IL 60181

Transfer Agent

ACCESS INVESTOR SERVICES, INC.
P.O. Box 418256
Kansas City, MO 64141-9256
Attn: Van Kampen American Capital
     Tax Free High Income Fund

Custodian

STATE STREET BANK AND
TRUST COMPANY

225 West Franklin Street, P.O. Box 1713

Boston, MA 02105-1713
Attn: Van Kampen American Capital
     Tax Free High Income Fund

Legal Counsel

SKADDEN, ARPS, SLATE,

MEAGHER & FLOM (ILLINOIS)

333 West Wacker Drive
Chicago, IL 60606


Independent Accountants


KPMG PEAT MARWICK LLP
Peat Marwick Plaza
303 East Wacker Drive
Chicago, IL 60601

 ------------------------------------------------------------------------------

                                 TAX FREE HIGH
                                  INCOME FUND

 ------------------------------------------------------------------------------

                              P R O S P E C T U S


                                 APRIL 30, 1997


------       ------  A WEALTH OF KNOWLEDGE - A KNOWLEDGE OF WEALTH
                          VAN KAMPEN AMERICAN CAPITAL
    ------------------------------------------------------------------------

--------------------------------------------------------------------------------
            VAN KAMPEN AMERICAN CAPITAL INSURED TAX FREE INCOME FUND
--------------------------------------------------------------------------------

    INVESTORS SHOULD REFER TO THE SECTION OF THE PROSPECTUS ENTITLED "INSURANCE" FOR A DISCUSSION OF THE NATURE AND LIMITATIONS OF THE INSURANCE APPLICABLE TO MUNICIPAL SECURITIES HELD IN THE FUND'S PORTFOLIO.

    Van Kampen American Capital Insured Tax Free Income Fund (the "Insured Fund") is a separate diversified mutual fund, organized as a series of Van Kampen American Capital Tax Free Trust. The Insured Fund's investment objective is to provide investors with a high level of current income exempt from federal income taxes, with liquidity and safety of principal, primarily through investment in a diversified portfolio of insured municipal securities. Insured municipal securities in which the Insured Fund may invest include conventional fixed-rate municipal securities, variable rate municipal securities and other types of municipal securities described herein. See "Municipal Securities." All of the municipal securities in the Insured Fund's portfolio will be insured by AMBAC Indemnity Corporation or by other municipal bond insurers whose claims-paying ability is rated "AAA" by Standard & Poor's Ratings Group on the date of purchase.
--------------------------------------------------------------------------------
          VAN KAMPEN AMERICAN CAPITAL CALIFORNIA INSURED TAX FREE FUND
--------------------------------------------------------------------------------

    Van Kampen American Capital California Insured Tax Free Fund (the "California Insured Fund") is a separate diversified mutual fund, organized as a series of Van Kampen American Capital Tax Free Trust. The California Insured Fund's investment objective is to
                                                       (Continued on next page.)
                               ------------------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE REGULATORS NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE REGULATORS PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
                               ------------------

    SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, GUARANTEED OR ENDORSED BY, ANY BANK OR DEPOSITORY INSTITUTION; FURTHER, SUCH SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. SHARES OF THE FUNDS INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.


    Statements of Additional Information, each dated April 30, 1997, containing additional information about the Funds have been filed with the Securities and Exchange Commission and are hereby incorporated by reference in their entirety into this Prospectus. A copy of either Fund's respective Statement of Additional Information may be obtained without charge by calling (800) 421-5666 or for Telecommunications Device for the Deaf at (800) 421-2833. The Statements of Additional Information have been filed with the Securities and Exchange Commission ("SEC") and are available along with other materials related to each Fund at the SEC's internet web site (http.//www.sec.gov).

                               ------------------

                         VAN KAMPEN AMERICAN CAPITALSM
                               ------------------


                    THIS PROSPECTUS IS DATED APRIL 30, 1997.

(Continued from previous page.)

provide only California investors with a high level of current income exempt from federal and California income taxes, with liquidity and safety of principal, primarily through investment in a diversified portfolio of insured California municipal securities. Insured municipal securities in which the California Insured Fund may invest include conventional fixed-rate municipal securities, variable rate municipal securities and other types of municipal securities described herein. See "Municipal Securities." All of the municipal securities in the California Insured Fund's portfolio will be insured by AMBAC Indemnity Corporation or by other municipal bond insurers whose claims-paying ability is rated "AAA" by Standard & Poor's Ratings Group on the date of purchase.

    Van Kampen American Capital Investment Advisory Corp. is the investment adviser for both the Insured Fund and the California Insured Fund (each a "Fund" or collectively the "Funds"). There is no assurance that the Funds will achieve their respective investment objectives. This Prospectus sets forth certain information about the Funds that a prospective investor should know before investing in either of the Funds. Please read it carefully and retain it for future reference. Each Fund's address is One Parkview Plaza, Oakbrook Terrace, Illinois 60181, and each Fund's telephone number is (800) 421-5666.

------------------------------------------------------------------------------
                               TABLE OF CONTENTS
------------------------------------------------------------------------------


                                                                PAGE
                                                                ----
Prospectus Summary..........................................      4
Shareholder Transaction Expenses -- Insured Fund............      7
Annual Fund Operating Expenses and Example -- Insured
  Fund......................................................      8
Shareholder Transaction Expenses -- California Insured
  Fund......................................................     10
Annual Fund Operating Expenses and Example -- California
  Insured Fund..............................................     11
Financial Highlights -- Insured Fund........................     13
Financial Highlights -- California Insured Fund.............     15
The Funds...................................................     17
Investment Objectives and Policies..........................     17
Municipal Securities........................................     18
Investment Practices........................................     22
Insurance...................................................     25
Investment Advisory Services................................     25
Alternative Sales Arrangements..............................     27
Purchase of Shares..........................................     29
Shareholder Services........................................     40
Redemption of Shares........................................     44
Distribution and Service Plans..............................     47
Distributions from the Funds................................     50
Tax Status..................................................     51
Fund Performance............................................     56
Additional Information......................................     58


  NO DEALER, SALESMAN OR ANY OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS, OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, IN CONNECTION WITH THE OFFER CONTAINED IN THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY EITHER OF THE FUNDS, THE ADVISER, OR THE DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER BY THE FUNDS OR BY THE DISTRIBUTOR TO SELL OR A SOLICITATION OF AN OFFER TO BUY ANY OF THE SECURITIES OFFERED HEREBY IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS UNLAWFUL FOR THE FUNDS TO MAKE SUCH AN OFFER IN SUCH JURISDICTION.

------------------------------------------------------------------------------
                               PROSPECTUS SUMMARY
------------------------------------------------------------------------------

THE FUNDS. Van Kampen American Capital Insured Tax Free Income Fund (the "Insured Fund") and Van Kampen American Capital California Insured Tax Free Fund (the "California Insured Fund") are each separate diversified series of Van Kampen American Capital Tax Free Trust, an open-end, diversified management investment company organized as a Delaware business trust (the "Trust"). See "The Funds."

MINIMUM PURCHASE. $500 minimum initial investment for each class of shares and $25 minimum subsequent investment for each class of shares (or less as described under "Purchase of Shares").

INVESTMENT OBJECTIVES. The INSURED FUND'S investment objective is to provide investors with a high level of current income exempt from federal income taxes, with liquidity and safety of principal, primarily through investment in a diversified portfolio of insured municipal securities.

  The CALIFORNIA INSURED FUND'S investment objective is to provide only California investors with a high level of current income exempt from federal and California income taxes, with liquidity and safety of principal, primarily through investment in a diversified portfolio of insured California municipal securities. THE CALIFORNIA INSURED FUND IS AVAILABLE ONLY TO CALIFORNIA RESIDENTS. Distribution to corporations subject to the California franchise tax will be included in such corporation's gross income for purposes of determining the California franchise tax. In addition, corporations subject to the California corporate income tax may, in certain circumstances, be subject to such taxes with respect to distributions from the California Insured Fund. Accordingly, an investment in shares of the California Insured Fund may not be appropriate for corporations subject to either tax. See "Tax Status."

INVESTMENT POLICIES. Municipal securities in which the Insured Fund and California Insured Fund (each a "Fund" or collectively the "Funds") may invest include fixed and variable rate securities, municipal notes, municipal leases, tax exempt commercial paper, custodial receipts, participation certificates and derivative municipal securities the terms of which include elements of, or are similar in effect to, certain Strategic Transactions (as defined herein) in which the Funds may engage. Each Fund may invest up to 15% of its total assets in derivative variable rate securities such as inverse floaters, whose rates vary inversely with changes in market rates of interest or range or capped floaters, whose rates are subject to periodic or lifetime caps. There is no assurance that either Fund will achieve its investment objectives. The net asset value per share of the Funds may increase or decrease depending on changes in interest rates and other factors affecting the municipal credit markets. See "Investment Objectives and Policies."

INVESTMENT PRACTICES. In certain circumstances the Funds may enter into when-issued or delayed delivery transactions and various strategic transactions, which entail certain risks. See "Municipal Securities" and "Investment Practices."

INSURANCE. Each municipal security in the portfolio of the respective Funds is insured as to the timely payment of principal and interest under one or more policies obtained by the issuer or purchased by such Fund. No representation is made as to the ability of any insurer to perform its obligations. See "Insurance."

INVESTMENT RESULTS. The investment results of the Funds are shown in the tables under the captions "Financial Highlights -- Insured Fund" and "Financial Highlights -- California Insured Fund."

ALTERNATIVE SALES ARRANGEMENTS. The Alternative Sales Arrangements permit an investor to choose the method of purchasing shares that is more beneficial to the investor, taking into account the amount of the purchase, the length of time the investor expects to hold the shares and other circumstances. Investors should consider such factors together with the amount of sales charges and accumulated distribution and service fees with respect to each class of shares that may be incurred over the anticipated duration of their investment in the Fund. To assist investors in making this determination, the tables under the captions "Annual Fund Operating Expenses and Example -- Insured Fund" and "Annual Fund Operating Expenses and Example -- California Insured Fund," set forth examples of the charges applicable to each class of shares.

  Each Fund currently offer three classes of shares which may be purchased at a price equal to their net asset value per share plus sales charges which, at the election of the investor, may be imposed either (i) at the time of purchase ("Class A Shares") or (ii) on a contingent deferred basis (Class A Share accounts over $1 million, "Class B Shares" and "Class C Shares"). Class A Share accounts over $1 million or otherwise subject to a contingent deferred sales charge ("CDSC"), Class B Shares and Class C Shares sometimes are referred to herein collectively as "CDSC Shares."

  Class A Shares. Class A Shares of the Insured Fund are subject to an initial sales charge equal to 4.75% of the public offering price (4.99% of the net amount invested), reduced on investments of $100,000 or more. Class A Shares of the California Insured Fund are subject to an initial sales charge equal to 3.25% of the public offering price (3.36% of the net amount invested), reduced on investments of $25,000 or more. Class A Shares are subject to ongoing distribution and service fees at an aggregate annual rate of up to 0.25% of the respective Fund's average daily net assets attributable to the Class A Shares. Certain purchases of Class A Shares qualify for reduced or no initial sales charges and may be subject to a CDSC.

  Class B Shares. Class B Shares do not incur a sales charge when they are purchased. Class B Shares of the Insured Fund are subject to a CDSC if redeemed within six years of purchase, which charge is equal to 4.00% of the lesser of the then current net asset value or the original purchase price of such shares in the first year after purchase and is reduced each year thereafter. Class B Shares of the California Insured Fund are subject to a CDSC if redeemed within four years of purchase, which charge is equal to 3.00% of the lesser of the then current net asset value or the original purchase price of such shares in the first year after purchase and is reduced each year thereafter. Class B Shares are subject to ongoing distribution and service fees at an aggregate annual rate of up to 1.00% of the respective Fund's average daily net assets attributable to the Class B Shares. Class B Shares of each Fund automatically convert to Class A Shares of the respective Fund eight years after the end of the calendar month in which the investor's order to purchase was accepted.



  Class C Shares. Class C Shares do not incur a sales charge when they are purchased. Class C Shares are subject to a CDSC equal to 1.00% of the lesser of the then current net asset value or the original purchase price on Class C Shares redeemed during the first year after purchase. Class C Shares are subject to ongoing distribution and service fees at an aggregate annual rate of up to 1.00% of the respective Fund's average daily net assets attributable to the Class C Shares.


REDEMPTION. Class A Shares may be redeemed at net asset value without charge, subject to conditions set forth herein. CDSC Shares may be redeemed at net asset value less a deferred sales charge which will vary between the Funds and among each class of CDSC Shares and with the length of time a redeeming shareholder has owned such shares. CDSC Shares redeemed after the expiration of the CDSC period applicable to the respective class of CDSC Shares will not be subject to a deferred sales charge. See "Redemption of Shares."


INVESTMENT ADVISER. Van Kampen American Capital Investment Advisory Corp. (the "Adviser") is the investment adviser for each Fund.



DISTRIBUTOR. Van Kampen American Capital Distributors, Inc. (the "Distributor") distributes the shares of each Fund.


DISTRIBUTIONS FROM THE FUNDS. Distributions from net investment income are declared daily and paid monthly; net realized capital gains, if any, are distributed annually. Distributions with respect to each class of shares will be calculated in the same manner and the same day and will be in the same amount except that the different distribution and service fees and administrative expenses relating to each class of shares will be borne exclusively by the respective class. See "Distributions from the Funds."


  The foregoing is qualified in its entirety by reference to the more detailed information appearing elsewhere in this Prospectus.

------------------------------------------------------------------------------
SHAREHOLDER TRANSACTION EXPENSES -- INSURED FUND
------------------------------------------------------------------------------

                                CLASS A        CLASS B           CLASS C
                                SHARES          SHARES            SHARES
                                -------        -------           -------
Maximum sales charge imposed
  on purchases (as
  percentage of the offering
  price)....................    4.75%(1)         None              None
Maximum sales charge imposed
  on reinvested dividends
  (as a percentage of the
  offering price)...........    None           None(3)           None(3)
Deferred sales charge (as a
  percentage of the lesser
  of the original purchase
  price or redemption
  proceeds).................    None(2)          Year              Year
                                               1--4.00%          1--1.00%
                                                 Year          After--None
                                               2--3.75%
                                                 Year
                                               3--3.50%
                                                 Year
                                               4--2.50%
                                                 Year
                                               5--1.50%
                                                 Year
                                               6--1.00%
                                             After--None
Redemption fees (as a
  percentage of amount
  redeemed).................    None             None              None
Exchange fees...............    None             None              None

------------------------------------------------------------------------------
(1) Reduced on investments of $100,000 or more. See "Purchase of Shares -- Class A Shares".


(2) Investments of $1 million or more are not subject to a sales charge at the time of purchase, but a CDSC of 1.00% may be imposed on redemptions made within one year of the purchase. See "Purchase of Shares -- Deferred Sales Charge Alternatives -- Class A Share Purchases of $1 Million or More."



(3) CDSC Shares received as reinvested dividends are subject to a 12b-1 fee, a portion of which may indirectly pay for the initial sales commission incurred on behalf of the investor. See "Distribution and Service Plans."

------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES AND EXAMPLE -- INSURED FUND
------------------------------------------------------------------------------


                                                CLASS A   CLASS B   CLASS C
                                                SHARES    SHARES    SHARES
                                                -------   -------   -------
Management Fees (as a percentage of average
  daily net assets)..........................    0.50%     0.50%     0.50%
12b-1 Fees(1) (as a percentage of average
  daily net assets)..........................    0.22%(2)  1.00%     1.00%
Other Expenses (as a percentage of average
  daily net assets)..........................    0.23%     0.24%     0.24%
Total Expenses (as a percentage of average
  daily net assets)..........................    0.95%     1.74%     1.74%


------------------------------------------------------------------------------

(1) Includes a service fee of up to 0.25% (as a percentage of net asset value) paid by the Insured Fund as compensation for ongoing services rendered to investors. With respect to each class of shares, amounts in excess of 0.25%, if any, represent an asset based sales charge. The asset based sales charge with respect to Class C Shares includes 0.75% (as a percentage of net asset value) paid to investors' brokers, dealers or financial intermediaries as sales compensation.



(2) The Insured Fund's distribution and service plans with respect to Class A Shares provide that 12b-1 and service fees are charged only with respect to Class A Shares of the Insured Fund sold after the implementation date of such plans. Due to the incremental "phase-in" of such plans with respect to Class A Shares, it is anticipated that 12b-1 and service fees attributable to Class A Shares will increase in accordance with such plans to a maximum aggregate amount of 0.25% of the net assets attributable to the Insured Fund's Class A Shares. Accordingly, it is unlikely that future expenses will remain consistent with those disclosed in the fee table. See "Distribution and Service Plans."

EXAMPLE:


  You would pay the following expenses on a $1,000 investment in the Insured Fund, assuming (i) an operating expense ratio of 0.95% for Class A Shares, 1.74% for Class B Shares and 1.74% for Class C Shares, (ii) a 5% annual return and
(iii) redemption at the end of each time period. Insured Fund does not charge a fee for redemptions (other than any applicable contingent deferred sales charge):



                                    ONE YEAR   THREE YEARS   FIVE YEARS   TEN YEARS
                                    --------   -----------   ----------   ---------
Class A Shares....................    $57          $76          $ 98        $159
Class B Shares....................     58           90           109         184*
Class C Shares....................     28           55            94         205


  An investor would pay the following expenses on the same $1,000 investment assuming no redemption at the end of each period:


                                    ONE YEAR   THREE YEARS   FIVE YEARS   TEN YEARS
                                    --------   -----------   ----------   ---------
Class A Shares....................    $57          $76          $98         $159
Class B Shares....................     18           55           94          184*
Class C Shares....................     18           55           94          205


------------------------------------------------------------------------------

* Based on conversion to Class A Shares after eight years.



  The purpose of the foregoing table is to assist an investor in understanding the various costs and expenses that an investor in the Insured Fund will bear directly or indirectly. The "Example" reflects expenses based on the "Annual Fund Operating Expenses" table as shown above carried out to future years. Due to the incremental "phase-in" of the Insured Fund's 12b-1 plans and service plans, it is anticipated that 12b-1 and service fees applicable to Insured Fund will increase in accordance with such plans to a maximum amount of 0.25% of such Fund's net assets. The ten year amount with respect to the Class B Shares of the Insured Fund reflects the lower aggregate 12b-1 and service fees applicable to such shares after conversion to Class A Shares. Class B Shares acquired through the exchange privilege are subject to the deferred sales charge schedule relating to the Class B Shares of the fund from which the purchase of Class B Shares was originally made. Accordingly, future expenses as projected could be higher than those determined in the above table if the investor's Class B Shares were exchanged from a fund with a higher contingent deferred sales charge. THE INFORMATION CONTAINED IN THE ABOVE TABLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN. For a more complete description of such costs and expenses, see "Purchase of Shares," "Redemption of Shares," "Investment Advisory Services" and "Distribution and Service Plans."

------------------------------------------------------------------------------
SHAREHOLDER TRANSACTION EXPENSES -- CALIFORNIA INSURED FUND
------------------------------------------------------------------------------

                               CLASS A        CLASS B           CLASS C
                               SHARES          SHARES            SHARES
                               -------        -------           -------
Maximum sales charge
  imposed on purchases (as
  percentage of the
  offering price)..........    3.25%(1)         None              None
Maximum sales charge
  imposed on reinvested
  dividends (as a
  percentage of the
  offering price)..........     None          None(3)           None(3)
Deferred sales charge (as a
  percentage of the lesser
  of the original purchase
  price or redemption
  proceeds)................    None(2)          Year              Year
                                              1--3.00%          1--1.00%
                                                Year          After--None
                                              2--2.50%
                                                Year
                                              3--2.00%
                                                Year
                                              4--1.00%
                                            After--None
Redemption fees (as a
  percentage of amount
  redeemed)................     None            None              None
Exchange fees..............     None            None              None

------------------------------------------------------------------------------
(1) Reduced on investments of $25,000 or more. See "Purchase of Shares -- Class A Shares."


(2) Investments of $1 million or more are not subject to a sales charge at the time of purchase, but a CDSC of 1.00% may be imposed on redemptions made within one year of the purchase. See "Purchase of Shares -- Deferred Sales Charge Alternatives -- Class A Share Purchases of $1 Million or More."



(3) CDSC Shares received as reinvested dividends are subject to a 12b-1 fee, a portion of which may indirectly pay for the initial sales commission incurred on behalf of the investor. See "Distribution and Service Plans."

------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES AND EXAMPLE -- CALIFORNIA
INSURED FUND
------------------------------------------------------------------------------


                                              CLASS A   CLASS B   CLASS C
                                              SHARES    SHARES    SHARES
                                              -------   -------   -------
Management Fees (as a percentage of average
 daily net assets)..........................   0.48%     0.48%     0.48%
12b-1 Fees(1) (as a percentage of average
  daily net assets).........................   0.24%     1.00%     1.00%
Other Expenses(2) (as a percentage of
  average daily net assets).................   0.30%     0.31%     0.31%
Total Expenses(2) (as a percentage of
  average daily net assets).................   1.02%     1.79%     1.79%


------------------------------------------------------------------------------


(1) Includes a service fee of up to 0.25% (as a percentage of net asset value) paid by the California Insured Fund as compensation for ongoing services rendered to investors. With respect to each class of shares, amounts in excess of 0.25%, if any, represent an asset based sales charge. The asset based sales charge with respect to Class C Shares includes 0.75% (as a percentage of net asset value) paid to investors' broker, dealers or financial intermediaries as sales compensation.



(2) A portion of "Other Expenses" were reimbursed by the Adviser during the Fund's fiscal year ended December 31, 1996. Absent the Adviser's reimbursement, "Other Expenses" would have been 0.31% for Class A Shares, 0.31% for Class B Shares and 0.31% for Class C Shares and "Total Expenses" would have been 1.03% for Class A Shares, 1.79% for Class B Shares and 1.80% for Class C Shares.

EXAMPLES:


  You would pay the following expenses on a $1,000 investment in the California Insured Fund, assuming (i) an operating expense ratio of 1.02% for Class A Shares, 1.79% for Class B Shares and 1.79% for Class C Shares, (ii) a 5% annual return and (iii) redemption at the end of each time period. California Insured Fund does not charge a fee for redemptions (other than any applicable contingent deferred sales charge):



                                    ONE YEAR   THREE YEARS   FIVE YEARS   TEN YEARS
                                    --------   -----------   ----------   ---------
Class A Shares....................    $43          $64          $87         $153
Class B Shares....................     48           76           97          172*
Class C Shares....................     28           56           97          211


  An investor would pay the following expenses on the same $1,000 investment assuming no redemption at the end of each period:


                                    ONE YEAR   THREE YEARS   FIVE YEARS   TEN YEARS
                                    --------   -----------   ----------   ---------
Class A Shares....................    $43          $64          $87         $153
Class B Shares....................     18           56           97          172*
Class C Shares....................     18           56           97          211


------------------------------------------------------------------------------

* Based on conversion to Class A Shares after eight years.



  The purpose of the foregoing table is to assist an investor in understanding the various costs and expenses that an investor in the California Insured Fund will bear directly or indirectly. The "Example" reflects expenses based on the "Annual Fund Operating Expenses" table as shown above carried out to future years. Additionally, as the California Insured Fund's assets increase, the fees waived or expenses reimbursed by the Adviser are expected to decrease. Accordingly, it is unlikely that future expenses as projected will remain consistent with those determined based on the table of the "Annual Fund Operating Expenses." The ten year amount with respect to the Class B Shares of the California Insured Fund reflects the lower aggregate 12b-1 and service fees applicable to such shares after conversion to Class A Shares. Class B Shares acquired through the exchange privilege are subject to the deferred sales charge schedule relating to the Class B Shares of the fund from which the purchase of Class B Shares was originally made. Accordingly, future expenses as projected could be higher than those determined in the above table if the investor's Class B Shares were exchanged from a fund with a higher contingent deferred sales charge. THE INFORMATION CONTAINED IN THE ABOVE TABLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN. For a more complete description of such costs and expenses, see "Purchase of Shares," "Redemption of Shares," "Investment Advisory Services" and "Distribution and Service Plans."

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS -- INSURED FUND (for a share outstanding throughout the periods)
--------------------------------------------------------------------------------
  The following financial highlights for one Class A Share, one Class B Share and one Class C Share of the Insured Fund outstanding throughout each of the periods indicated. The financial highlights have been audited by KPMG Peat Marwick LLP, independent certified public accountants, for each of the periods indicated and their reports thereon appear in Insured Fund's related Statement of Additional Information. This information should be read in conjunction with the financial statements and related notes thereto included in the related Statements of Additional Information.

                                                    INSURED FUND -- CLASS A SHARES
                                     -------------------------------------------------------------
                                                        YEAR ENDED DECEMBER 31,
                                     -------------------------------------------------------------
                                       1996        1995       1994      1993      1992      1991
                                       ----        ----       ----      ----      ----      ----
Net Asset Value, Beginning of
 Period............................  $  19.549   $ 17.572   $ 19.587   $18.721   $18.478   $17.825
                                     ---------   --------   --------   -------   -------   -------
 Net Investment Income.............       .980      1.021      1.051     1.107     1.146     1.153
 Net Realized and Unrealized
   Gain/Loss on Investments........      (.304)     1.982     (2.280)    1.145      .561      .681
                                     ---------   --------   --------   -------   -------   -------
Total from Investment Operations...       .676      3.003     (1.229)    2.252     1.707     1.834
                                     ---------   --------   --------   -------   -------   -------
Less:
 Distributions from and in Excess
   of Net Investment Income........       .987      1.026      1.056     1.116     1.140     1.160
 Distributions from Net Realized
   Gain on Investments.............        -0-        -0-        -0-       -0-      .324      .021
                                     ---------   --------   --------   -------   -------   -------
Total Distributions................       .987      1.026      1.056     1.116     1.464     1.181
                                     ---------   --------   --------   -------   -------   -------
Net Asset Value, End of Period.....  $  19.238   $ 19.549   $ 17.572   $19.857   $18.721   $18.478
                                     =========   ========   ========   =======   =======   =======
Total Return(1)....................      3.65%     17.49%     (6.31%)   12.32%     9.51%    10.62%
Net Assets, End of Period (in
 millions).........................  $1,283.70   $1,365.4   $1,110.2   $1,230.0  $ 999.9   $ 833.2
Ratio of Expenses to Average Net
 Assets (Annualized)(2)............       .95%       .88%       .88%      .84%      .83%      .88%
Ratio of Net Investment Income to
 Average Net Assets
 (Annualized)(2)...................      5.11%      5.44%      5.70%     5.69%     6.14%     6.39%
Portfolio Turnover.................        92%     70.12%     48.46%    78.73%   111.90%   113.25%

                                        INSURED FUND -- CLASS A SHARES
                                     -------------------------------------
                                            YEAR ENDED DECEMBER 31,
                                     -------------------------------------
                                      1990      1989      1988      1987
                                      ----      ----      ----      ----
Net Asset Value, Beginning of
 Period............................  $17.798   $17.394   $16.700   $17.945
                                     -------   -------   -------   -------
 Net Investment Income.............    1.160     1.182     1.184     1.198
 Net Realized and Unrealized
   Gain/Loss on Investments........     .037      .391      .682    (1.226)
                                     -------   -------   -------   -------
Total from Investment Operations...    1.197     1.573     1.866     (.028)
                                     -------   -------   -------   -------
Less:
 Distributions from and in Excess
   of Net Investment Income........    1.170     1.169     1.172     1.215
 Distributions from Net Realized
   Gain on Investments.............      -0-       -0-       -0-      .002
                                     -------   -------   -------   -------
Total Distributions................    1.170     1.169     1.172     1.217
                                     -------   -------   -------   -------
Net Asset Value, End of Period.....  $17.825   $17.798   $17.394   $16.700
                                     =======   =======   =======   =======
Total Return(1)....................    7.07%     9.37%    11.48%      .27%
Net Assets, End of Period (in
 millions).........................  $ 701.7   $ 634.0   $ 555.3   $ 502.5
Ratio of Expenses to Average Net
 Assets (Annualized)(2)............     .87%      .88%      .85%      .71%
Ratio of Net Investment Income to
 Average Net Assets
 (Annualized)(2)...................    6.63%     6.73%     6.92%     7.04%
Portfolio Turnover.................  107.79%    81.28%   132.85%   119.89%


(1) Total Return does not reflect the affect of sales charges.


(2) The impact on the Ratios of Expenses and Net Investment Income to Average Net Assets due to the Adviser's reimbursement of certain expenses was less than 0.01%.

                                             (Table continued on following page)
                   See Financial Statements and Notes Thereto

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS--CONTINUED (for a share outstanding throughout the periods)
--------------------------------------------------------------------------------

                                                                INSURED FUND
                                      ----------------------------------------------------------------
                                                               CLASS B SHARES
                                      ----------------------------------------------------------------
                                                                                        MAY 1, 1993
                                                                                       (COMMENCEMENT
                                                                                      OF DISTRIBUTION)
                                                                                             TO
                                                 YEAR ENDED DECEMBER 31,                DECEMBER 31,
                                          1996            1995            1994              1993
                                      -------------   -------------   -------------   ----------------
Net Asset Value, Beginning of
 Period............................   $      19.549   $      17.563   $      19.824         $19.320
                                      -------------   -------------   -------------          ------
 Net Investment Income.............            .832            .890            .899            .619
 Net Realized and Unrealized
   Gain/Loss on Investments........           (.304)          1.978          (2.276)           .513
                                      -------------   -------------   -------------          ------
Total from Investment Operations...            .528           2.868          (1.377)          1.132
Less Distributions from and in
 Excess of Net Investment Income...            .837            .882            .884            .628
                                      -------------   -------------   -------------          ------
Net Asset Value, End of the
 Period............................   $      19.240   $      19.549   $      17.563         $19.824
                                      =============   =============   =============          ======
Total Return(1)....................           2.83%          16.67%          (7.03%)          5.92%(2)
Net Assets at End of Period (in
 millions)(3)......................   $        71.6   $        75.3   $        30.0         $  20.8
Ratio of Expenses to Average Net
 Assets (Annualized)(3)............           1.74%           1.67%           1.71%           1.68%
Ratio of Net Investment Income to
 Average Net Assets (Annualized)...           4.38%           4.69%           4.88%           4.25%
Portfolio Turnover.................             92%          70.12%             48%          78.73%

                                                               INSURED FUND
                                     ----------------------------------------------------------------
                                                              CLASS C SHARES
                                     ----------------------------------------------------------------
                                                                                     AUGUST 13, 1993
                                                                                      (COMMENCEMENT
                                                                                     OF DISTRIBUTION)
                                                                                            TO
                                                YEAR ENDED DECEMBER 31,                DECEMBER 31,
                                         1996            1995            1994              1993
                                     -------------   -------------   -------------   ----------------
Net Asset Value, Beginning of
 Period............................  $      19.548   $      17.568   $      19.823         $19.650
                                     -------------   -------------   -------------          ------
 Net Investment Income.............           .830            .883            .908            .350
 Net Realized and Unrealized
   Gain/Loss on Investments........          (.302)          1.979          (2.279)           .181
                                     -------------   -------------   -------------          ------
Total from Investment Operations...           .528           2.862          (1.371)           .531
Less Distributions from and in
 Excess of Net Investment Income...           .837            .882            .884            .358
                                     -------------   -------------   -------------          ------
Net Asset Value, End of the
 Period............................  $      19.239   $      19.548   $      17.568         $19.823
                                     =============   =============   =============          ======
Total Return(1)....................          2.83%          16.60%          (6.98%)          2.70%(2)
Net Assets at End of Period (in
 millions)(3)......................  $         4.9   $         5.1   $         3.5         $   5.0
Ratio of Expenses to Average Net
 Assets (Annualized)(3)............          1.74%           1.67%           1.70%           1.68%
Ratio of Net Investment Income to
 Average Net Assets (Annualized)...          4.37%           4.68%           4.89%           4.21%
Portfolio Turnover.................            92%          70.12%             48%          78.73%


---------------
(1) Total Return does not reflect the effect of sales charges.
(2) Non-Annualized.

(3) The impact on the Ratios of Expenses and Net Investment Income to Average Net Assets due to the Adviser's reimbursement of certain expenses was less than 0.01%.


                   See Financial Statements and Notes Thereto

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS -- CALIFORNIA INSURED FUND (for a share outstanding throughout the periods)
--------------------------------------------------------------------------------

 The following financial highlights for one Class A Share, one Class B Share and one Class C Share of the California Insured Fund outstanding throughout each of the periods indicated. The financial highlights have been audited by KPMG Peat Marwick LLP, independent certified public accountants, for each of the periods indicated and their reports thereon appear in California Insured Fund's related Statement of Additional Information. This information should be read in conjunction with the financial statements and related notes thereto included in the related Statements of Additional Information.

                                                   CALIFORNIA INSURED FUND -- CLASS A SHARES
                                    ------------------------------------------------------------------------
                                                            YEAR ENDED DECEMBER 31,
                                    ------------------------------------------------------------------------
                                     1996         1995         1994         1993         1992         1991
                                     ----         ----         ----         ----         ----         ----
Net Asset Value, Beginning of
 Period...........................  $17.736      $15.802      $18.286      $16.858      $16.259      $15.730
                                    -------      -------      -------      -------      -------      -------
 Net Investment Income............     .857         .884         .912         .967        1.004         .990
 Net Realized and Unrealized
   Gain/Loss on Investments.......    (.145)       1.938       (2.484)       1.441         .585         .529
                                    -------      -------      -------      -------      -------      -------
Total from Investment
 Operations.......................     .712        2.822       (1.572)       2.408        1.589        1.519
Less Distributions from and in
 Excess of Net Investment
 Income...........................     .843         .888         .912         .980         .990         .990
                                    -------      -------      -------      -------      -------      -------
Net Asset Value, End of Period....  $17.605      $17.736      $15.802      $18.286      $16.858      $16.259
                                    =======      =======      =======      =======      =======      =======
Total Return(1)(2)................    4.20%       18.28%       (8.75%)      14.54%       10.08%        9.98%
Net Assets at End of Period (in
 millions)........................  $ 142.5      $ 147.6      $ 130.3      $ 151.1      $  74.2      $  60.2
Ratio of Expenses to Average Net
 Assets(1) (Annualized)...........    1.02%         .89%         .78%         .69%         .69%         .55%
Ratio of Net Investment Income to
 Average Net Assets(1)
 (Annualized).....................    4.94%        5.23%        5.46%        5.37%        6.07%        6.20%
Portfolio Turnover................      35%       42.40%       56.38%       36.17%       60.70%       69.85%

                                      CALIFORNIA INSURED FUND -- CLASS A SHARES
                                    ----------------------------------------------
                                               YEAR ENDED DECEMBER 31,
                                    ----------------------------------------------
                                     1990         1989         1988         1987
                                     ----         ----         ----         ----
Net Asset Value, Beginning of
 Period...........................  $15.607      $15.227      $14.719      $16.274
                                    -------      -------      -------      -------
 Net Investment Income............     .990         .988         .981        1.041
 Net Realized and Unrealized
   Gain/Loss on Investments.......     .123         .381         .519       (1.566)
                                    -------      -------      -------      -------
Total from Investment
 Operations.......................    1.113        1.369        1.500        (.525)
Less Distributions from and in
 Excess of Net Investment
 Income...........................     .990         .989         .992        1.030
                                    -------      -------      -------      -------
Net Asset Value, End of Period....  $15.730      $15.607      $15.227      $14.719
                                    =======      =======      =======      =======
Total Return(1)(2)................    7.44%        9.22%       10.51%       (2.72%)
Net Assets at End of Period (in
 millions)........................  $  50.6      $  46.6      $  37.3      $  31.5
Ratio of Expenses to Average Net
 Assets(1) (Annualized)...........     .69%         .75%         .65%         .14%
Ratio of Net Investment Income to
 Average Net Assets(1)
 (Annualized).....................    6.42%        6.38%        6.53%        7.02%
Portfolio Turnover................   34.03%       32.18%      100.50%       68.82%


----------------
(1) If certain expenses had not been assumed by the Adviser, Total Return would have been lower and the ratios would have been as follows:

Ratio of expenses to average net assets
 (Annualized)...................................    1.03%        1.05%        1.08%        1.01%        1.08%        1.04%
Ratio of net investment income to average net
 assets (Annualized)............................    4.94%        5.07%        5.16%        5.05%        5.68%        5.71%

Ratio of expenses to average net assets
 (Annualized)...................................    1.06%        1.10%        1.11%         .97%
Ratio of net investment income to average net
 assets (Annualized)............................    6.05%        6.04%        6.08%        6.19%



(2) Total Return does not reflect the effect of sales charges.

                                             (Table continued on following page)
                   See Financial Statements and Notes Thereto

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS--CONTINUED (for a share outstanding throughout the periods)
--------------------------------------------------------------------------------

                                                                       CALIFORNIA INSURED FUND
                                     -------------------------------------------------------------------------------------------
                                                            CLASS B SHARES                                 CLASS C SHARES
                                     -------------------------------------------------------------   ---------------------------
                                                                                    MAY 1, 1993
                                                                                   (COMMENCEMENT
                                                            YEAR ENDED            OF DISTRIBUTION)           YEAR ENDED
                                                           DECEMBER 31,                  TO                 DECEMBER 31,
                                                    ---------------------------     DECEMBER 31,     ---------------------------
                                         1996           1995           1994             1993             1996           1995
                                         ----           ----           ----       ----------------       ----           ----
Net Asset Value, Beginning of
 Period............................    $17.736        $15.805        $18.266           $17.570         $17.736        $15.798
                                       -------        -------        -------            ------         -------        -------
 Net Investment Income.............       .720           .766           .785              .549            .722           .758
 Net Realized and Unrealized
   Gain/Loss on Investments........      (.142)         1.926         (2.482)             .705           (.145)         1.941
                                       -------        -------        -------            ------         -------        -------
Total from Investment Operations...       .578          2.692         (1.697)            1.254            .577          2.699
Less Distributions from and in
 Excess of Net Investment Income...       .711           .761           .764              .558            .711           .761
                                       -------        -------        -------            ------         -------        -------
Net Asset Value, End of Period.....    $17.603        $17.736        $15.805           $18.266         $17.602        $17.736
                                       =======        =======        =======            ======         =======        =======
Total Return(1)(2).................      3.35%         17.33%         (9.39%)            7.25%(3)        3.35%         17.40%
Net Assets at End of Period (in
 millions).........................    $  28.6        $  24.6        $  17.1           $  15.3         $   2.2        $  1.80
Ratio of Expenses to Average Net
 Assets(1) (Annualized)............      1.79%          1.61%          1.52%             1.45%           1.79%          1.60%
Ratio of Net Investment Income to
 Average Net Assets(1)
 (Annualized)......................      4.17%          4.51%          4.71%             4.06%           4.16%          4.50%
Portfolio Turnover.................        35%         42.40%         56.38%            36.17%             35%         42.40%

                                         CALIFORNIA INSURED FUND
                                     -------------------------------
                                             CLASS C SHARES
                                     -------------------------------
                                                    AUGUST 13, 1993
                                                     (COMMENCEMENT
                                                    OF DISTRIBUTION)
                                                           TO
                                                      DECEMBER 31,
                                         1994             1993
                                         ----       ----------------
Net Asset Value, Beginning of
 Period............................    $18.257           $18.010
                                       -------            ------
 Net Investment Income.............       .773              .307
 Net Realized and Unrealized
   Gain/Loss on Investments........     (2.486)             .258
                                       -------            ------
Total from Investment Operations...     (1.695)             .565
Less Distributions from and in
 Excess of Net Investment Income...       .764              .318
                                       -------            ------
Net Asset Value, End of Period.....    $15.798           $18.257
                                       =======            ======
Total Return(1)(2).................     (9.40%)            3.17%(3)
Net Assets at End of Period (in
 millions).........................    $   2.8           $   4.0
Ratio of Expenses to Average Net
 Assets(1) (Annualized)............      1.51%             1.45%
Ratio of Net Investment Income to
 Average Net Assets(1)
 (Annualized)......................      4.71%             3.82%
Portfolio Turnover.................     56.38%            36.17%


----------------
(1) If certain expenses had not been assumed by the Adviser, Total Return would have been lower and the ratios would have been as follows:

Ratio of expenses to average net assets (Annualized)........      1.79%          1.77%          1.82%           1.77%
Ratio of net investment income to average net assets
 (Annualized)...............................................      4.16%          4.35%          4.41%           3.74%

Ratio of expenses to average net assets (Annualized)........      1.80%          1.75%          1.82%           1.76%

Ratio of net investment income to average net assets

 (Annualized)...............................................      4.16%          4.34%          4.39%           3.52%



(2) Total Return does not reflect the effect of sales charges
(3) Non-Annualized

                   See Financial Statements and Notes Thereto

------------------------------------------------------------------------------
THE FUNDS
------------------------------------------------------------------------------

  Van Kampen American Capital Insured Tax Free Income Fund (the "Insured Fund") and Van Kampen American Capital California Insured Tax Free Fund (the "California Insured Fund") are each separate diversified series of the Van Kampen American Capital Tax Free Trust (the "Trust"), an open-end management investment company, commonly known as a "mutual fund," which is organized as a Delaware business trust.

  Van Kampen American Capital Investment Advisory Corp. (the "Adviser") provides investment advisory and administrative services to the Insured Fund and California Insured Fund (each a "Fund" and collectively the "Funds"). The Adviser and its affiliates also manage other mutual funds distributed by Van Kampen American Capital Distributors, Inc. (the "Distributor"). To obtain prospectuses and other information on any of these other funds, please call the telephone number on the cover page of the Prospectus.

------------------------------------------------------------------------------
INVESTMENT OBJECTIVES AND POLICIES
------------------------------------------------------------------------------

  INSURED FUND. The investment objective of the Insured Fund is to provide investors with a high level of current income exempt from federal income taxes, with liquidity and safety of principal, primarily through investment in a diversified portfolio of insured municipal securities. All of the municipal securities in the Insured Fund's portfolio, except for investments in tax exempt money market funds as noted below, will be insured as to timely payment of both principal and interest. However, there are market risks inherent in all investments in securities; accordingly there can be no assurance that the Insured Fund will achieve its objective.

  The Insured Fund will generally invest all of its assets in municipal securities, the interest on which, in the opinion of bond counsel or other counsel to the issuer of such securities, is exempt from federal income tax. See "Municipal Securities." From time to time the Insured Fund temporarily may also invest up to 10% of its assets in tax exempt money market funds. Such instruments will be treated as investments in municipal securities.

  CALIFORNIA INSURED FUND. The investment objective of the California Insured Fund is to provide only California investors with a high level of current income exempt from federal and California income taxes, with liquidity and safety of principal, primarily through investment in a diversified portfolio of insured California municipal securities. All of the municipal securities in the California Insured Fund's portfolio, except for investments in tax exempt money funds as noted below, will be insured as to timely payment of both principal and interest. However, there are market risks inherent in all investments in securities; and accordingly there can be no assurance that the California Insured Fund will achieve its objective. THE CALIFORNIA INSURED FUND IS AVAILABLE ONLY TO RESIDENTS OF CALIFORNIA.

  The California Insured Fund will generally invest all of its assets in California municipal securities, the interest on which, in the opinion of bond counsel or other counsel to the issuer of such securities, is exempt from federal and California income tax. Distribution to corporations subject to the California franchise tax will be included in such corporation's gross income for purposes of determining the California franchise tax. In addition, corporations subject to the California corporate income tax may, in certain circumstances, be subject to such taxes with respect to distributions from the California Insured Fund. Accordingly, an investment in shares of the California Insured Fund may not be appropriate for corporations subject to either tax. See "Municipal Securities" and "Tax Status." From time to time the California Insured Fund temporarily may also invest up to 10% of its assets in California tax exempt money market funds. Such instruments will be treated as investments in municipal securities.

  Investments in the Funds may not be appropriate for all investors. The Funds are not intended to be a complete investment program, and investors should consider their long-term investment goals and financial needs when making an investment decision with respect to the Funds. Investments in the Funds are intended to be long-term investments and should not be used as trading vehicles.

------------------------------------------------------------------------------
MUNICIPAL SECURITIES
------------------------------------------------------------------------------

  GENERAL. Tax-exempt municipal securities are debt obligations issued by or on behalf of the governments of states, territories or possessions of the United States, the District of Columbia and their political subdivisions, agencies and instrumentalities, certain interstate agencies and certain territories of the United States, the interest on which, in the opinion of bond counsel or other counsel to the issuer of such securities, is exempt from federal income tax. Under normal market conditions, up to 100% but not less than 80%, of each of the Fund's assets will be invested in such municipal securities. The foregoing is a fundamental policy of each of the Funds and cannot be changed without approval of the shareholders of the respective Fund.

  The two principal classifications of municipal securities are "general obligation" and "revenue" securities. "General obligation" securities are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest. "Revenue" securities are usually payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source. Industrial development bonds are usually revenue securities, the credit quality of which is normally directly related to the credit standing of the industrial user involved.

  Within these principal classifications of municipal securities there are a variety of categories of municipal securities, including fixed and variable rate securities, municipal bonds, municipal notes, municipal leases, custodial receipts, participation certificates and derivative municipal securities the terms of which include elements of, or are similar in effect to, certain Strategic Transactions (as defined below) in which the Funds may engage. Variable rate securities bear rates of interest that are adjusted periodically according to formulae intended to reflect market rates of interest and include securities whose rates vary inversely with changes in market rates of interest. Neither Fund will invest more than 15% of its total assets in derivative municipal securities such as inverse floaters, whose rates vary inversely with changes in market rates of interest, or range floaters or capped floaters whose rates are subject to periodic or lifetime caps. Such securities may also pay a rate of interest determined by applying a multiple to the variable rate. The extent of increases and decreases in the value of securities whose rates vary inversely with market rates of interest generally will be larger than comparable changes in the value of an equal principal amount of a fixed rate municipal security having similar credit quality, redemption provisions and maturity. Municipal notes include tax, revenue and bond anticipation notes of short maturity, generally less than three years, which are issued to obtain temporary funds for various public purposes. Municipal leases are obligations issued by state and local governments or authorities to finance the acquisition of equipment and facilities. Certain municipal lease obligations may include "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. Some municipal securities may not be backed by the faith, credit and taxing power of the issuer. Custodial receipts are underwritten by securities dealers or banks and evidence ownership of future interest payments, principal payments or both on certain municipal securities. Participation certificates are obligations issued by state or local governments or authorities to finance the acquisition of equipment and facilities. They may represent participations in a lease, an installment purchase contract or a conditional sales contract. Some municipal securities may not be backed by the faith, credit and taxing power of the issuer. Certain of the municipal securities in which the Funds may invest represent relatively recent innovations in the municipal securities markets. While markets for such recent innovations progress through stages of development, such markets may be less developed than more fully developed markets for municipal securities. A more detailed description of the types of municipal securities in which the Funds may invest is included in each Fund's Statement of Additional Information.

  The net asset value of each of the Funds will change with changes in the value of their respective portfolio securities. Because the Funds will invest primarily in fixed income municipal securities, the net asset value of each of the Funds can be expected to change as general levels of interest rates fluctuate. When interest rates decline, the value of a portfolio invested in fixed income securities generally can be expected to rise. Conversely, when interest rates rise, the value of a portfolio invested in fixed income securities generally can be expected to decline. Volatility may be greater during periods of general economic uncertainty.

  From time to time, proposals have been introduced before Congress that would have the effect of reducing or eliminating the federal tax exemption on municipal securities. If such a proposal were enacted, the ability of the Funds to pay tax exempt interest dividends might be adversely affected.

  INSURED MUNICIPAL SECURITIES. With respect to its investments in municipal securities, each of the Insured Fund and the California Insured Fund may invest only in municipal securities insured under one of the insurance policies meeting the standards described in this Prospectus. See "Insurance." Although each insurer's quality standards may vary from time to time, such insurers generally insure only those municipal securities that are rated at the date of purchase
(1) in the case of long-term debt, in the four highest ratings by Standard & Poor's Ratings Group (S&P) (AAA, AA, A and BBB) or by Moody's Investors Service, Inc. (Moody's) (Aaa, Aa, A and Baa); (2) in the case of short-term notes, SP-1+ through SP-2 by S&P or MIG 1 through MIG 4 by Moody's; or (3) in the case of tax-exempt commercial paper, A-1+ through A-2 by S&P or Prime-1 through Prime-2 by Moody's. Such ratings are relative and subjective and are not absolute standards of quality. Any insurer may also insure, and each of the Insured Fund and California Insured Fund may invest in, unrated municipal securities of similar quality, as determined by the Adviser, if such securities meet the insurance standards of such insurer. The Insured Fund and California Insured Fund may invest, without limitation as to rating category, in any securities for which such Funds obtain insurance coverage. For a description of such ratings see the respective Fund's Statement of Additional Information incorporated by reference into this Prospectus.

  SPECIAL CONSIDERATIONS REGARDING CALIFORNIA MUNICIPAL SECURITIES. Investors should be aware of certain factors that might affect the financial condition of the issuers of California municipal securities. With respect to an investment in the Fund, through popular initiative and legislative activity, the ability of the State of California (the "State") and its local governments to raise money through property taxes and to increase spending has been the subject of considerable debate and change in recent years. Various State Constitutional amendments, for example, have been adopted which have the effect of limiting property tax and spending increases, while legislation has sometimes added to these limitations and has at other times sought to reduce their impact. To date, these Constitutional, legislative and budget developments do not appear to have severely decreased the ability of the State and local governments to pay principal and interest on their obligations. It can be expected that similar types of State legislation or Constitutional proposals will continue to be introduced. The impact of future developments in these areas is unclear.

  From 1990 until 1994, the State experienced the worst economic, fiscal and budget conditions since the 1930's. The recession seriously affected State tax revenues and caused increased expenditures for health and welfare programs. As a result, the State faced several budget imbalances and used up many of its available cash resources. Accordingly, rating agencies have reduced the State's credit ratings several times during recent years.

  Although revenue obligations of the State of California or its political subdivisions may be payable from a specific project or source, including lease rentals, there can be no assurance that future economic difficulties and the resulting impact on State and local government finances will not adversely affect the market value of the portfolio of the Fund or the ability of the respective obligors to make timely payments of principal and interest on such obligations.

  More detailed information concerning California municipal securities is included in the California Insured Fund's Statement of Additional Information.

  SELECTION OF INVESTMENTS. The Adviser will buy and sell securities for each Fund's portfolio with a view to seeking a high level of current income exempt from federal income tax and will select securities which the Adviser believes entail reasonable credit risk considered in relation to the particular investment policies of such Fund. As a result, the Funds will not necessarily invest in the highest yielding tax-exempt municipal securities permitted by their respective investment policies if the Adviser determines that market risks or credit risks associated with such investments would subject a Fund's portfolio to excessive risk. The potential for realization of capital gains resulting from possible changes in interest rates will not be a major consideration. There is no limitation as to the maturity of municipal securities in which a Fund may invest. The Adviser may adjust the average maturity of a Fund's portfolio from time to time, depending on its assessment of the relative yields available on securities of different maturities and its expectations of future changes in interest rates. Other than for tax purposes, frequency of portfolio turnover will generally not be a limiting factor if any of the Funds considers it advantageous to purchase or sell securities. The Funds may have annual portfolio turnover rates in excess of 100%. A high rate of portfolio turnover involves correspondingly greater brokerage commission expenses or dealer costs than a lower rate, which expenses and costs must be borne by the respective Fund and its shareholders. High portfolio turnover may also result in the realization of substantial net short-term capital gains and any distributions resulting from such gains will be taxable. See "Tax Status."

  DEFENSIVE STRATEGIES. At times conditions in the markets for tax-exempt municipal securities may, in the Adviser's judgment, make pursuing a Fund's basic investment strategy inconsistent with the best interests of its shareholders. At such times, the Adviser may use alternative strategies primarily designed to reduce fluctuations in the value of such Fund's assets. In implementing these "defensive" strategies, a Fund may invest to a substantial degree in high-quality, short-term municipal obligations. If these high-quality, short-term municipal obligations are not available or, in the Adviser's judgment, do not afford sufficient protection against adverse market conditions, such Fund may invest in taxable obligations. Such taxable obligations may include: obligations of the U.S. Government, its agencies or instrumentalities; other debt securities rated within the four highest grades by either S&P or Moody's; commercial paper rated in the highest grade by either rating service; certificates of deposit and bankers' acceptances; repurchase agreements with respect to any of the foregoing investments; or any other fixed-income securities that the Adviser considers consistent with such strategy.

------------------------------------------------------------------------------
INVESTMENT PRACTICES
------------------------------------------------------------------------------

  In connection with the investment policies described above, the Funds also may engage in strategic transactions and purchase and sell securities on a "when issued" and "delayed delivery" basis. These investments entail risks. Strategic transactions generally will not be treated as investments in tax-exempt municipal securities for purposes of the Funds' 80% investment policy with respect thereto.

  STRATEGIC TRANSACTIONS. The Funds may purchase and sell derivative instruments such as exchange-listed and over-the-counter put and call options on securities, financial futures, fixed-income indices and other financial instruments, purchase and sell financial futures contracts and enter into various interest rate transactions such as swaps, caps, floors or collars. Collectively, all of the above are referred to as "Strategic Transactions." Strategic Transactions may be used to attempt to protect against possible changes in the market value of securities held in or to be purchased for a Fund's portfolio resulting from securities markets, to protect such Fund's unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of such Fund's portfolio, or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities. Any or all of these investment techniques may be used at any time and there is no particular strategy that dictates the use of one technique rather than another, as use of any Strategic Transaction is a function of numerous variables including market conditions. The ability of a Fund to utilize these Strategic Transactions successfully will depend on the Adviser's ability to predict pertinent market movements, which cannot be assured. The Funds will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments. Strategic Transactions involving financial futures and options thereon will be purchased, sold or entered into only for bona fide hedging, risk management or portfolio management purposes and not for speculative purposes.

  Strategic Transactions have risks associated with them including possible default by the other party to the transaction, illiquidity and, to the extent the Adviser's view as to certain market movements is incorrect, the risk that the use of such Strategic Transactions could result in losses greater than if they had not been used. Use of put and call options may result in losses to a Fund, force the sale of portfolio securities at inopportune times or for prices other than at current market values, limit the amount of appreciation such Fund can realize on its investments or cause the Fund to hold a security it might otherwise sell. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of a Fund creates the possibility that losses on the hedging instrument may be greater than gains in the value of such Fund's position. In addition, futures and options markets may not be liquid in all circumstances and certain over-the-counter options may have no markets. As a result, in certain markets, a Fund might not be able to close out a transaction without incurring substantial losses, if at all. Although the contemplated use of these futures contracts and options thereon should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in value of such position. Finally, the daily variation margin requirements for futures contracts would create a greater ongoing potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium. Losses resulting from the use of Strategic Transactions would reduce net asset value, and possibly income, and such losses can be greater than if the Strategic Transactions had not been utilized. The Strategic Transactions that a Fund may use and some of their risks are described more fully in the respective Fund's Statement of Additional Information.

  Income earned or deemed to be earned, if any, by a Fund from its Strategic Transactions will be distributed to its shareholders in taxable distributions. See "Tax Status."


  "WHEN ISSUED" AND "DELAYED DELIVERY" TRANSACTIONS. The Funds may also purchase and sell municipal securities on a "when issued" and "delayed delivery" basis. No income accrues to the Funds on municipal securities in connection with such purchase transactions prior to the date the Funds actually take delivery of such securities. These transactions are subject to market fluctuation; the value of the municipal securities at delivery may be more or less than their purchase price, and yields generally available on municipal securities when delivery occurs may be higher or lower than yields on the municipal securities obtained pursuant to such transactions. Because the Funds rely on the buyer or seller, as the case may be, to consummate the transaction, failure by the other party to complete the transaction may result in the Funds missing the opportunity of obtaining a price or yield considered to be advantageous. When the Funds are the buyer in such a transaction, however, they will maintain, in a segregated account with their custodian, cash or liquid securities having an aggregate value equal to the amount of such purchase commitments until payment is made. The Funds will make commitments to purchase municipal securities on such basis only with the intention of actually acquiring these securities, but the Funds may sell such securities prior to the settlement date if such sale is considered to be advisable. No specific limitation exists as to the percentage of each Fund's assets which may be used to acquire securities on a "when issued" or "delayed delivery" basis. To the extent a Fund engages in "when issued" and "delayed delivery" transactions, they will do so for the purpose of acquiring securities for the respective Fund's portfolio consistent with such Fund's respective investment objectives and policies and not for the purposes of investment leverage. No specific limitation exists as to the percentage of a Fund's assets which may be used to acquire securities on a "when issued" or "delayed delivery" basis.

  OTHER PRACTICES. The Funds have no restrictions on the maturity of municipal bonds in which they may invest. Each Fund will seek to invest in municipal bonds of such maturities that, in the judgment of such Fund and the Adviser, will provide a high level of current income consistent with liquidity requirements and market conditions.

  The Funds may borrow amounts up to 5% of their respective net assets in order to pay for redemptions when liquidation of portfolio securities is considered disadvantageous or inconvenient and may pledge up to 10% of their respective net assets to secure such borrowings.

  A Fund generally will not invest more than 25% of its total assets in any industry, nor will a Fund generally invest more than 5% of its assets in the securities of any single issuer. Governmental issuers of municipal securities are not considered part of any "industry." However, municipal securities backed only by the assets and revenues of nongovernmental users may for this purpose be deemed to be issued by such nongovernmental users, and the 25% limitation would apply to such obligations. It is nonetheless possible that a Fund may invest more than 25% of its assets in a broader segment of the municipal securities market, such as revenue obligations of hospitals and other health care facilities, housing agency revenue obligations, or airport revenue obligations if the Advisor determines that the yields available from obligations in a particular segment of the market justified the additional risks associated with a large investment in such segment. Although such obligations could be supported by the credit of governmental users, or by the credit of nongovernmental users engaged in a number of industries, economic, business, political and other developments generally affecting the revenues of such users (for example, proposed legislation or pending court decisions affecting the financing of such projects and market factors affecting the demand for their services or products) may have a general adverse effect on all municipal securities in such a market segment. The Insured Fund reserves the right to invest more than 25% of its assets in industrial development bonds or in issuers located in the same state, although it has no present intention to invest more than 25% of its assets in issuers located in the same state. If the Insured Fund were to invest more than 25% of its assets in issuers located in the same state, it would be more susceptible to adverse economic, business, or regulatory conditions in that state. The California Insured Fund invests primarily in a diversified portfolio of insured California municipal securities.

  ALLOCATION OF BROKERAGE TRANSACTIONS. In effecting purchases and sales of the Funds' portfolio securities, the Adviser and the Funds may place orders with and pay brokerage commissions to brokers, including brokers which may be affiliated with the Funds, the Adviser and the Distributor or dealers participating in the offering of the Funds' shares. In addition, in selecting among firms to handle a particular transaction, the Adviser and the Funds may take into account whether the firm has sold or is selling shares of the Funds.

------------------------------------------------------------------------------
INSURANCE
------------------------------------------------------------------------------

  All of the municipal securities in the portfolios of the Insured Fund and the California Insured Fund will be insured by municipal bond insurers whose claims-paying ability is rated "AAA" by S&P on the date of purchase. Timely payment of all principal and interest of each municipal security in the portfolios of the Insured Fund and the California Insured Fund either will be pre-insured under a policy obtained for such securities prior to the purchase of the securities by such Funds or will be insured under policies obtained by such Funds to cover otherwise uninsured securities. With respect to municipal securities that are not pre-insured, the Insured Fund and the California Insured Fund have each obtained a mutual fund portfolio insurance policy from AMBAC Indemnity Corporation ("AMBAC") whose claims-paying ability is rated "AAA" by S&P. The Insured Fund and the California Insured Fund may obtain portfolio insurance from other insurers in the future. No representation is made as to any insurer's ability to meet its commitments.

  Each insurance policy guarantees the timely payment of all principal and interest on the municipal securities. Each policy provides, in general, that in the event of nonpayment of interest or principal, when due, in respect of an insured municipal security, the insurer is obligated to make such payment not later than 30 days after it has been notified by the respective Fund that such nonpayment has occurred (but not earlier than the date when such payment is due). For these purposes, a payment of principal is due only at scheduled maturity, including required sinking fund payments and mandatory redemptions, of the security and not at any earlier time. The insurance does not guarantee the market value of the municipal securities or the value of the shares of the Funds.

  More detailed information concerning such insurance policies, and concerning AMBAC, is included in the respective Fund's Statement of Additional Information.

------------------------------------------------------------------------------
INVESTMENT ADVISORY SERVICES
------------------------------------------------------------------------------


  THE ADVISER. Van Kampen American Capital Investment Advisory Corp. (the "Adviser") is the investment adviser for the Funds. The Adviser is a wholly-owned subsidiary of Van Kampen American Capital, Inc. ("Van Kampen American Capital"). Van Kampen American Capital is a diversified asset management company with more than two million retail investor accounts, extensive capabilities for managing institutional portfolios, and more than $57 billion under management or supervision. Van Kampen American Capital's more than 40 open-end and 38 closed-end funds and more than 2,500 unit investment trusts are professionally distributed by leading financial advisers nationwide. Van Kampen American Capital Distributors, Inc.(the "Distributor"), the distributor of the Funds and sponsor of the funds mentioned above, is a wholly-owned subsidiary of Van Kampen American Capital.

  Van Kampen American Capital is a wholly-owned subsidiary of VK/AC Holding, Inc. VK/AC Holding, Inc. is a wholly-owned subsidiary of MSAM Holdings II, Inc. which, in turn, is a wholly-owned subsidiary of Morgan Stanley Group Inc. The Adviser's principal office is located at One Parkview Plaza, Oakbrook Terrace, Illinois 60181.



  Morgan Stanley Group Inc. and various of its directly or indirectly owned subsidiaries, including Morgan Stanley & Co. Incorporated, a registered broker-dealer and investment adviser, and Morgan Stanley International, are engaged in a wide range of financial services. Their principal businesses include securities underwriting, distribution and trading; merger, acquisition, restructuring and other corporate finance advisory activities; merchant banking; stock brokerage and research services; asset management; trading of futures, options, foreign exchange, commodities and swaps (involving foreign exchange, commodities, indices and interest rates); real estate advice, financial and investing; and global custody, securities clearance services and securities lending.



  On February 5, 1997, Morgan Stanley Group Inc. and Dean Witter, Discover & Co. announced that they had entered into an Agreement and Plan of Merger to form Morgan Stanley, Dean Witter, Discover & Co. Subject to certain conditions being met, it is currently anticipated that the transaction will close in mid-1997. Thereafter, Van Kampen American Capital Investment Advisory Corp. will be an indirect subsidiary of Morgan Stanley, Dean Witter, Discover & Co.



  Dean Witter, Discover & Co. is a financial services company with three major businesses; full service brokerage, credit services and asset management.



  ADVISORY AGREEMENT. The business and affairs of each of the Funds will be managed under the direction of the Board of Trustees of the Trust, of which each Fund is a separate series. Subject to their authority, the Adviser and the respective officers of the Funds will supervise and implement the Funds' investment activities and will be responsible for overall management of the Funds' business affairs. Each Fund will pay the Adviser a fee equal to a percentage of the average daily net assets of the respective Fund as follows:


           INSURED FUND                          CALIFORNIA FUND
-----------------------------------    -----------------------------------
  AVERAGE DAILY NET                      AVERAGE DAILY NET
        ASSETS          % PER ANNUM            ASSETS          % PER ANNUM
----------------------  -----------    ----------------------    ------
First $500 million....    0.525%       First $100 million....   0.500%
Next $500 million.....    0.500%       Next $150 million.....   0.450%
Next $500 million.....    0.475%       Next $250 million.....   0.425%
Over $1,500 million...    0.450%       Over $500 million.....   0.400%

  Under its investment advisory agreement with the Adviser, each Fund has agreed to assume and pay the charges and expenses of the Fund's operation, including the compensation of the Trustees of the Trust (other than those who are affiliated persons, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), of the Adviser, the Distributor, or Van Kampen American Capital), the charges and expenses of independent accountants, legal counsel, transfer agent (ACCESS Investor Services, Inc. ("ACCESS"), a wholly-owned subsidiary of Van Kampen American Capital), or dividend disbursing agent and the custodian (including fees for safekeeping of securities), costs of calculating net asset value, costs of acquiring and disposing of portfolio securities, interest (if any) on obligations incurred by such Fund, costs of share certificates, membership dues in the Investment Company Institute or any similar organization, reports and notices to shareholders, costs of registering shares under the federal securities laws, miscellaneous expenses and all taxes and fees to federal, state or other governmental agencies. The Adviser reserves the right in its sole discretion from time-to-time to waive all or a portion of its management fee or to reimburse a Fund for all or a portion of its other expenses.



  PERSONAL INVESTING POLICIES. The Funds and the Adviser have adopted Codes of Ethics designed to recognize the fiduciary relationship between each Fund and the Adviser and its employees. The Codes permit directors, trustees, officers and employees to buy and sell securities for their personal accounts subject to certain restrictions. Persons with access to certain sensitive information are subject to preclearance and other procedures designed to prevent conflicts of interest.


  PORTFOLIO MANAGEMENT. Joseph A. Piraro, a Vice President of the Adviser, has been primarily responsible for the day-to-day management of each Fund's portfolio since May 1992. Mr. Piraro has been employed by the Adviser since May 1992. Prior to May 1992, Mr. Piraro was employed by First Chicago Capital Markets.

------------------------------------------------------------------------------
ALTERNATIVE SALES ARRANGEMENTS
------------------------------------------------------------------------------

  The Alternative Sales Arrangements permit an investor to choose the method of purchasing shares that is more beneficial to the investor, taking into account the amount of the purchase, the length of time the investor expects to hold the shares, whether the investor wishes to receive dividends in cash or to reinvest them in additional shares of the Funds, and other circumstances. Investors should consider such factors together with the amount of sales charges and accumulated distribution and service fees with respect to each class of shares that may be incurred over the anticipated duration of their investment in the Funds.

  Each Fund offers three classes of shares, designated Class A Shares, Class B Shares and Class C Shares. Shares of each class are offered at a price equal to their net asset value per share plus a sales charge which, at the election of the purchaser, may be imposed (a) at the time of purchase ("Class A Shares") or
(b) on a contingent deferred basis (Class A Share accounts over $1 million, "Class B Shares" and "Class C Shares"). Class A Share accounts over $1 million or otherwise subject to a contingent deferred sales charge ("CDSC"), Class B Shares and Class C Shares sometimes are referred to herein collectively as "Contingent Deferred Sales Charge Shares" or "CDSC Shares."

  The minimum initial investment with respect to each class of shares is $500. The minimum subsequent investment with respect to each class of shares is $25. It is presently the policy of the Distributor not to accept any order for Class B Shares in an amount of $500,000 or more and not accept any order for Class C Shares in an amount of $1 million or more because it ordinarily will be more advantageous for an investor making such an investment to purchase Class A Shares.

  An investor should carefully consider the sales charges applicable to each class of shares and the estimated period of their investment to determine which class of shares is more beneficial for the investor to purchase. For example, investors who would qualify for a significant purchase price discount from the maximum sales charge on Class A Shares may determine that payment of such a reduced front-end sales charge is superior to electing to purchase Class B Shares or Class C Shares, each with no front-end sales charge but subject to a CDSC and a higher aggregate distribution and service fee. However, because initial sales charges are deducted at the time of purchase of Class A Share accounts under $1 million, a purchaser of such Class A Shares would not have all of his or her funds invested initially and, therefore, would initially own fewer shares than if Class B Shares or Class C Shares had been purchased. On the other hand, an investor whose purchase would not qualify for price discounts applicable to Class A Shares and intends to remain invested until after the expiration of the applicable CDSC may wish to defer the sales charge and have all his or her funds initially invested in Class B Shares or Class C Shares. If such an investor anticipates that he or she will redeem such shares prior to the expiration of the CDSC period applicable to Class B Shares, the investor may wish to acquire Class C Shares. Investors must weigh the benefits of deferring the sales charge and having all of their funds invested against the higher aggregate distribution and service fee applicable to Class B Shares and Class C Shares (discussed below).

  Each class of shares represents an interest in the same portfolio of investments of a Fund and has the same rights, except each class of shares (i) bears those distribution fees, service fees and administrative expenses applicable to the respective class of shares as a result of its sales arrangements, (ii) has exclusive voting rights with respect to those provisions of the respective Fund's Rule 12b-1 distribution plan which relate only to such class and (iii) has a different exchange privilege. Generally, a class of shares subject to a higher ongoing distribution and service fee or subject to the conversion feature will have a higher expense ratio and pay lower dividends than a class of shares subject to a lower ongoing distribution and service fee or not subject to the conversion feature. The per share net asset values of the different classes of shares are expected to be substantially the same; from time to time, however, the per share net asset values of the classes may differ. The net asset value per share of each class of shares of the Funds will be determined as described in this Prospectus under "Purchase of Shares -- Net Asset Value."


  The administrative expenses that may be allocated to a specific class of shares will consist of (i) ACCESS' expenses attributable to a specific class of shares, which expenses typically will be higher with respect to classes of shares subject to the conversion feature; (ii) printing and postage expenses related to preparing and distributing materials such as shareholder reports, prospectuses and proxy statements to current shareholders of a specific class; (iii) Securities and Exchange Commission (the "SEC") registration fees incurred by a class of shares; (iv) the expense of administrative personnel and services as required to support the shareholders of a specific class; (v) Trustees' fees or expense incurred as a result of issues relating to one class of shares; (vi) accounting expenses relating solely to one class of shares; and (vii) any other incremental expenses subsequently identified that should be properly allocated to one or more classes of shares. All such expenses incurred by a class will be borne on a pro rata basis by the outstanding shares of such class. All allocations of administrative expenses to a particular class of shares will be limited to the extent necessary to preserve the respective Fund's qualification as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code").

------------------------------------------------------------------------------
PURCHASE OF SHARES
------------------------------------------------------------------------------


  Shares of the Funds are continuously offered through the Distributor, as principal underwriter, which is located at One Parkview Plaza, Oakbrook Terrace, Illinois 60181. Shares are also offered through members of the National Association of Securities Dealers, Inc. ("NASD") acting as securities dealers ("dealers") and through NASD members acting as brokers for investors ("brokers") or eligible non-NASD members acting as agents for investors ("financial intermediaries"). Each of the Funds reserves the right to suspend or terminate the continuous public offering of its shares at any time and without prior notice.


  The Funds' shares are offered at the net asset value per share next computed after an investor places an order to purchase directly with the investor's broker, dealer or financial intermediary or with the Distributor plus any applicable sales charge. Sales personnel of brokers, dealers and financial intermediaries distributing the Funds' shares may receive differing compensation for selling different classes of shares. It is the responsibility of the investor's broker, dealer or financial intermediary to transmit the order to the Distributor. Because the Funds generally will determine net asset value once each business day as of the close of business, purchase orders placed through an investor's broker, dealer or financial intermediary must be transmitted to the Distributor by such broker, dealer or financial intermediary prior to such time in order for the investor's order to be fulfilled on the basis of the net asset value to be determined that day. Any change in the purchase price due to the failure of the Distributor to receive a purchase order prior to such time must be settled between the investor and the broker, dealer or financial intermediary submitting the order.

  The Distributor may from time to time implement programs under which a broker, dealer or financial intermediary's sales force may be eligible to win nominal awards for certain sales efforts or under which the Distributor will reallow to any broker, dealer or financial intermediary that sponsors sales contests or recognition programs conforming to criteria established by the Distributor, or participates in sales programs sponsored by the Distributor, an amount not exceeding the total applicable sales charges on the sales generated by the broker, dealer or financial intermediary at the public offering price during such programs. Other programs provide, among other things and subject to certain conditions, for certain favorable distribution arrangements for shares of the Funds. Also, the Distributor in its discretion may from time to time, pursuant to objective criteria established by it, pay fees to, and sponsor business seminars for, qualifying brokers, dealers or financial intermediaries for certain services or activities which are primarily intended to result in sales of shares of the Funds. Fees may include payment for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives and members of their families to locations within or outside of the United States for meetings or seminars of a business nature. In some instances additional compensation or promotional incentives may be offered to brokers, dealers or financial intermediaries that have sold or may sell significant amounts of shares during specified periods of time. The Distributor may provide additional compensation to Edward D. Jones & Co. or an affiliate thereof based on a combination of its sales of shares and increases in assets under management. Such payments to brokers, dealers and financial intermediaries for sales contests, other sales programs and seminars are made by the Distributor out of its own assets and not out of the assets of the Funds. Such fees paid for such services and activities with respect to a Fund will not exceed in the aggregate 1.25% of the average total daily net assets of such Fund on an annual basis. These programs will not change the price an investor will pay for shares or the amount that the respective Fund will receive from such sale.


CLASS A SHARES

  The public offering price of Class A Shares is equal to the net asset value per share plus an initial sales charge which is a variable percentage of the offering price depending upon the amount of the sale. The tables below with respect to the Funds show total sales charges and dealer concessions reallowed to dealers and agency commissions paid to brokers with respect to sales of Class A Shares. The sales charge is allocated between the investor's broker, dealer or financial intermediary and the Distributor. As indicated previously, at the discretion of the Distributor, the entire sales charge may be reallowed to such broker, dealer or financial intermediary. The staff of the SEC has taken the position that brokers, dealers and financial intermediaries who receive more than 90% or more of the sales charge may be deemed to be "underwriters" as that term is defined in the Securities Act of 1933, as amended.

SALES CHARGE TABLES
------------------------------------------------------------------------------
                                  INSURED FUND
------------------------------------------------------------------------------

                                                                   DEALER
                                                                 CONCESSION
                                                                  OR AGENCY
                                        TOTAL SALES CHARGE       COMMISSION
                                     -------------------------   -----------
                                     PERCENTAGE    PERCENTAGE    PERCENTAGE
        SIZE OF TRANSACTION          OF OFFERING     OF NET      OF OFFERING
         AT OFFERING PRICE              PRICE      ASSET VALUE      PRICE
---------------------------------------------------------------------------
Less than $100,000.................     4.75%         4.99%          4.25%
$100,000 but less than $250,000....     3.75          3.90           3.25
$250,000 but less than $500,000....     2.75          2.83           2.25
$500,000 but less than
  $1,000,000.......................     2.00          2.04           1.75
$1,000,000 or more*................        *             *              *

------------------------------------------------------------------------------
                            CALIFORNIA INSURED FUND
------------------------------------------------------------------------------

                                                                   DEALER
                                                                 CONCESSION
                                                                  OR AGENCY
                                        TOTAL SALES CHARGE       COMMISSION
                                     -------------------------   -----------
                                     PERCENTAGE    PERCENTAGE    PERCENTAGE
        SIZE OF TRANSACTION          OF OFFERING     OF NET      OF OFFERING
         AT OFFERING PRICE              PRICE      ASSET VALUE      PRICE
---------------------------------------------------------------------------
Less than $25,000..................     3.25%         3.36%          3.00%
$25,000 but less than $250,000.....     2.75          2.83           2.50
$250,000 but less than $500,000....     1.75          1.78           1.50
$500,000 but less than
  $1,000,000.......................     1.50          1.52           1.25
$1,000,000 or more*................        *             *              *

------------------------------------------------------------------------------


 * No sales charge is payable at the time of purchase on investments of $1 million or more, although for such investments the Funds imposes a CDSC of 1.00% on redemptions made within one year of the purchase. A commission will be paid to brokers, dealers or financial intermediaries who initiate and are responsible for purchases of $1 million or more as follows: 1.00% on sales to $2 million, plus 0.80% on the next $1 million and 0.50% on the excess over $3 million. See "Purchase of Shares -- Deferred Sales Charge Alternatives" for additional information with respect to CDSCs.


QUANTITY DISCOUNTS

  Investors purchasing Class A Shares may, under certain circumstances, be entitled to pay reduced sales charges. The circumstances under which such investors may pay reduced sales charges are described below.

  Investors, or their brokers, dealers or financial intermediaries, must notify the respective Fund whenever a quantity discount is applicable to purchases. Upon such notification, an investor will receive the lowest applicable sales charge. Quantity discounts may be modified or terminated at any time. For more information about quantity discounts, investors should contact their broker, dealer or financial intermediary or the Distributor.


  A person eligible for a reduced sales charge includes an individual, their spouse and minor children under 21 years of age and any corporation, partnership or sole proprietorship which is 100% owned, either alone or in combination, by any of the foregoing; a trustee or other fiduciary of a single trust estate or a single fiduciary account; or a "company" as defined is section 2(a)(8) of the 1940 Act.



  As used herein, "Participating Funds" refers to certain open-end investment companies advised by the Adviser or Van Kampen American Capital Asset Management, Inc. and distributed by the Distributor. Additional funds may be added from time to time as determined by the Fund's Board of Trustees as Participating Funds.



  VOLUME DISCOUNTS. The size of investment shown in the preceding sales charge tables applies to the total dollar amount being invested by any person at any one time in Class A Shares of a Fund, or in any combination of shares of the Fund and shares of other Participating Funds, although other Participating Funds may have different sales charges.



  CUMULATIVE PURCHASE DISCOUNT. The size of investment shown in the preceding sales charge tables may also be determined by combining the amount being invested in Class A Shares of a Fund with other shares of such Fund and shares of Participating Funds, plus the current offering price of all shares of such Fund and other Participating Funds which have been previously purchased and are still owned.



  LETTER OF INTENT. A Letter of Intent provides an opportunity for an investor to obtain a reduced sales charge by aggregating the amount being invested over a 13-month period to determine the sales charge as outlined in the preceding sales charge tables. The size of investment shown in the preceding table includes the amount of intended purchases of Class A Shares of a Fund with other shares of such Fund and shares of the Participating Funds plus the value of all shares of such Fund and other Participating Funds previously purchased during such 13-month period and still owned. An investor may elect to compute the 13-month period starting up to 90 days before the date of execution of a Letter of Intent. Each investment made during the period receives the reduced sales charge applicable to the total amount of the investment goal. If trades not initially made under a Letter of Intent subsequently qualify for a lower sales charge through the 90-day back-dating provision, an adjustment will be made at the expiration of the Letter of Intent to give effect to the lower charge. If the goal is not achieved within the 13-month period, the investor must pay the difference between the sales charge applicable to the purchases made and the sales charges previously paid. When an investor signs a Letter of Intent, shares equal to at least 5% of the total purchase amount of the level selected will be restricted from sale or redemption by the investor until the Letter of Intent is satisfied or any additional sales charges have been paid; if the Letter of Intent is not satisfied by the investor and any additional sales charges are not paid, sufficient restricted shares will be redeemed by the Fund to pay such charges. Additional information is contained in the application accompanying this Prospectus.

OTHER PURCHASE PROGRAMS


  Purchasers of Class A Shares may be entitled to reduced initial sales charges in connection with unit investment trust reinvestment programs and purchases by registered representatives of selling firms or purchases by persons affiliated with the respective Fund or the Distributor. The Funds reserve the right to modify or terminate these arrangements at any time.


  UNIT INVESTMENT TRUST REINVESTMENT PROGRAMS. Each of the Funds permits unitholders of unit investment trusts to reinvest distributions from such trusts in Class A Shares of such Fund at net asset value with no minimum initial or subsequent investment requirement if the administrator of an investor's unit investment trust program meets certain uniform criteria relating to cost savings by such Fund and the Distributor. The total sales charge for all other investments made from unit trust distributions will be 1.00% of the offering price (1.01% of net asset value). Of this amount, the Distributor will pay to the broker, dealer or financial intermediary, if any, through which such participation in the qualifying program was initiated 0.50% of the offering price as a dealer concession or agency commission. Persons desiring more information with respect to this program, including the applicable terms and conditions thereof, should contact their broker, dealer, financial intermediary or the Distributor.


  The administrator of such a unit investment trust must have an agreement with the Distributor pursuant to which the administrator will (1) submit a single bulk order and make payment with a single remittance for all investments in the respective Fund during each distribution period by all investors who choose to invest in such Fund through the program and (2) provide ACCESS with appropriate backup data for each participating investor in a computerized format fully compatible with ACCESS processing system.



  As further requirements for obtaining these special benefits, the respective Fund also requires that all dividends and other distributions by such Fund be reinvested in additional shares without any systematic withdrawal program. There will be no minimum for reinvestments from unit investment trusts. The Fund will send account activity statements to such participants on a monthly basis only, even if their investments are made more frequently. The Fund reserves the right to modify or terminate this program at any time.

  NAV PURCHASE OPTIONS. Class A Shares of a Fund may be purchased at net asset value, upon written assurance that the purchase is made for investment purposes and that the shares will not be resold except through redemption by such Fund, by:


  (1) Current or retired trustees or directors of funds advised by the Adviser or Van Kampen American Capital Asset Management, Inc. and such persons' families and their beneficial accounts.



  (2) Current or retired directors, officers and employees of Morgan Stanley Group Inc. and any of its subsidiaries, employees of an investment subadviser to any fund described in (1) above or an affiliate of such subadviser; and such persons' families and their beneficial accounts.



  (3) Directors, officers, employees and registered representatives of financial institutions that have a selling group agreement with the Distributor and their spouses and children under 21 years of age when purchasing for any accounts they beneficially own, or, in the case of any such financial institution, when purchasing for retirement plans for such institution's employees.



  (4) Registered investment advisers, trust companies and bank trust departments investing on their own behalf or on behalf of their clients provided that the aggregate amount invested in Class A Shares of a Fund alone, or any combination of shares of such Fund and shares of other Participating Funds as described herein under "Purchase of Shares -- Class A Shares -- Quantity Discounts," during the 13-month period commencing with the first investment pursuant hereto equals at least $1 million. The Distributor may pay brokers, dealers or financial intermediaries through which purchases are made an amount up to 0.50% of the amount invested, over a 12-month period following such transaction.



  (5) Trustees and other fiduciaries purchasing shares for retirement plans of organizations with retirement plan assets of $3 million or more and which invest in multiple fund families through national wirehouse alliance programs.


  (6) Accounts as to which a broker, dealer or financial intermediary charges an account management fee ("wrap accounts"), provided the broker, dealer or financial intermediary has a separate agreement with the Distributor.

  (7) Investors purchasing shares of a Fund with redemption proceeds from other mutual fund complexes on which the investor has paid a front-end sales charge or was subject to a deferred sales charge, whether or not paid, if such redemption has occurred no more than 30 days prior to such purchase.


  (8) Trusts created under pension, profit sharing or other employee benefit plans qualified under Section 401(a) of the Code, or custodial accounts held by a bank created pursuant to Section 403(b) of the Code and sponsored by non-profit organizations defined under Section 501(c)(3) of the Code and assets held by an employer or trustee in connection with an eligible deferred compensation plan under Section 457 of the Code. Such plans will qualify for purchases at net asset value provided, for plans initially establishing accounts with the Distributor in the Participating Funds after February 1, 1997, that (1) the initial amount invested in the Participating Funds is at least $500,000 or (2) such shares are purchased by an employer sponsored plan with more than 100 eligible employees. Such plans that have been established with a Participating Fund or have received proposals from the Distributor prior to February 1, 1997 based on net asset value purchase privileges previously in effect will be qualified to purchase shares of the Participating Funds at net asset value for accounts established on or before May 1, 1997. Section 403(b) and similar accounts for which Van Kampen American Capital Trust Company served as custodian will not be eligible for net asset value purchases based on the aggregate investment made by the plan or the number of eligible employees, except under certain uniform criteria established by the Distributor from time to time. Prior to February 1, 1997, a commission will be paid to authorized dealers who initiate and are responsible for such purchases within a rolling twelve-month period as follows: 1.00% on sales to $5 million, plus 0.50% on the next $5 million and 0.25% on the excess over $10 million. For purchases on February 1, 1997 and thereafter, a commission will be paid as follows: 1.00% on sales to $2 million, plus 0.80% on the next $1 million, plus 0.50% on the next $47 million and 0.25% on the excess over $50 million.



  (9) Individuals who are members of a "qualified group". For this purpose, a qualified group is one which (i) has been in existence for more than six months, (ii) has a purpose other than to acquire shares of the Fund or similar investments, (iii) has given and continues to give its endorsement or authorization, on behalf of the group, for purchase of shares of the Fund and other Participating Funds, (iv) has a membership that the authorized dealer can certify as to the group's members and (v) satisfies other uniform criteria established by the Distributor for the purpose of realizing economics of scale in distributing such shares. A qualified group does not include one whose sole organizational nexus, for example, is that its participants are credit card holders of the same institution, policy holders of an insurance company, customers of a bank or broker-dealer, clients of an investment adviser or other similar groups. Shares purchased in each group's participants account in connection with this privilege will be subject to a CDSC of 1.00% in the event of redemption within one year of purchase, and a commission will be paid to authorized dealers who initiate and are responsible for such sales to each individual as follows: 1.00% on sales to $2 million, plus 0.80% on the next $1 million and 0.50% on the excess over $3 million.



The term "families" includes a person's spouse, children under 21 years of age and grandchildren, parents, and a person's spouse's parents.

  Purchase orders made pursuant to clause (4) may be placed either through authorized brokers, dealers or financial intermediaries as described above or directly with ACCESS, the investment adviser, trust company or bank trust department, provided that ACCESS receives federal funds for the purchase by the close of business on the next business day following acceptance of the order. An authorized broker, dealer or financial intermediary may charge a transaction fee for placing an order to purchase shares pursuant to this provision or for placing a redemption order with respect to such shares. The Funds may terminate, or amend the terms of, offering shares of the Funds at net asset value to such groups at any time.


DEFERRED SALES CHARGE ALTERNATIVES


  Investors choosing the deferred sales charge alternative may purchase Class A Shares in an amount of $1 million or more, Class B Shares or Class C Shares. The public offering price of a CDSC Share is equal to the net asset value per share without the imposition of a sales charge at the time of purchase. CDSC Shares are sold without an initial sales charge so that the Funds may invest the full amount of the investor's purchase payment. The Distributor will compensate brokers, dealers and financial intermediaries participating in the continuous public offering of the CDSC Shares out of its own assets, and not out of the assets of the respective Fund, at a percentage rate of the dollar value of the CDSC Shares purchased from such Fund by such brokers, dealers and financial intermediaries, which percentage rate will be equal to (i) with respect to Class A Shares, 1.00% on sales to $2 million, plus 0.80% on the next $1 million and 0.50% on the excess over $3 million; (ii) 4.00% with respect to Class B Shares of the Insured Fund; (iii) 3.00% with respect to Class B Shares of the California Insured Fund; and (iv) 1.00% with respect to Class C Shares of each Fund. Such compensation will not change the price an investor will pay for CDSC Shares or the amount that the respective Fund will receive from such sale.



  CDSC Shares redeemed within a specified period of time generally will be subject to a CDSC at the rates set forth below charged as a percentage of the dollar amount subject thereto. The amount of the CDSC will vary depending on (i) the class of CDSC Shares to which such shares belong and (ii) the number of years from the time of payment for the purchase of the CDSC Shares until the time of their redemption. The charge will be assessed on an amount equal to the lesser of the then current market value or the original purchase price of the CDSC Shares being redeemed. Accordingly, no sales charge will be imposed on increases in net asset value above the initial purchase price. In addition, no CDSC will be assessed on CDSC Shares derived from reinvestment of dividends or capital gains distributions. Solely for purposes of determining the number of years from the time of any payment for the purchase of CDSC Shares, all payments during a month will be aggregated and deemed to have been made on the last day of the month.



  Proceeds from the CDSC and the distribution fee applicable to a class of CDSC Shares are paid to the Distributor and are used by the Distributor to defray its expenses related to providing distribution related services to the respective Fund in connection with the sale of shares of such class of CDSC Shares, such as the payment of compensation to selected dealers and agents for selling such shares. The combination of the CDSC and the distribution fees facilitates the ability of the respective Fund to sell such CDSC Shares without a sales charge being deducted at the time of purchase.



  In determining whether a CDSC is applicable to a redemption of CDSC Shares, it will be assumed that the redemption is made first of any CDSC Shares acquired pursuant to reinvestment of dividends or distributions, second of CDSC Shares that have been held for a sufficient period of time such that the CDSC no longer is applicable to such shares, third of Class A Shares in the shareholder's Fund account that have converted from Class B Shares or Class C Shares, if any, and fourth of CDSC Shares held longest during the period of time that a CDSC is applicable to such CDSC Shares. The charge will not be applied to dollar amounts representing an increase in the net asset value per share since the time of purchase.


  To provide an example, assume an investor purchased 100 Class B Shares of the Insured Fund (as set forth below) at $10 per share (at a cost of $1,000) and in the second year after purchase, the net asset value per share is $12 and, during such time, the investor has acquired 10 additional Class B Shares upon dividend reinvestment. If at such time the investor makes his first redemption of 50 shares (proceeds of $600), 10 shares will not be subject to charge because of dividend reinvestment. With respect to the remaining 40 shares, the charge is applied only to the original cost of $10 per share and not to the increase in net asset value of $2 per share. Therefore, $400 of the $600 redemption proceeds will be charged at a rate of 3.75% (the applicable rate in the second year after purchase).


  CLASS A SHARE PURCHASES OF $1 MILLION OR MORE. No sales charge is payable at the time of purchase on investments in Class A Shares of $1 million or more, although for such investments the respective Fund may impose a CDSC of 1.00% on redemptions made within one year of the purchase. A commission will be paid to dealers who initiate and are responsible for purchases of $1 million or more as follows: 1.00% on sales to $2 million, plus 0.80% on the next $1 million and 0.50% on the excess over $3 million.

  CLASS B SHARES. Class B Shares redeemed within the number of years of purchase set forth below generally will be subject to a CDSC at the rates set forth below, charged as a percentage of the dollar amount subject thereto:


------------------------------------------------------------------------------
INSURED FUND
------------------------------------------------------------------------------

                                            CONTINGENT DEFERRED
                                             SALES CHARGE AS A
                                               PERCENTAGE OF
                                               DOLLAR AMOUNT
YEAR SINCE PURCHASE                          SUBJECT TO CHARGE
-------------------                         -------------------
      First................................        4.00%
      Second...............................        3.75%
      Third................................        3.50%
      Fourth...............................        2.50%
      Fifth................................        1.50%
      Sixth................................        1.00%
      Seventh and after....................        0.00%

------------------------------------------------------------------------------
CALIFORNIA INSURED FUND
------------------------------------------------------------------------------

                                            CONTINGENT DEFERRED
                                             SALES CHARGE AS A
                                               PERCENTAGE OF
                                               DOLLAR AMOUNT
YEAR SINCE PURCHASE                          SUBJECT TO CHARGE
-------------------                         -------------------
      First................................         3.0%
      Second...............................         2.5%
      Third................................         2.0%
      Fourth...............................         1.0%
      Fifth and after......................         0.0%


  The CDSC generally is waived on redemptions of Class B Shares made pursuant to the Systematic Withdrawal Plan. See "Shareholder Services -- Systematic Withdrawal Plan."



  CLASS C SHARES. Class C Shares of each Fund redeemed within the first twelve months of purchase generally will be subject to a CDSC of 1.00% of the dollar amount subject thereto. Class C Shares redeemed thereafter will not be subject to a contingent deferred sales charge.



  CONVERSION FEATURE. Class B Shares of each Fund purchased on or after June 1, 1996 and any dividend reinvestment plan shares received thereon, automatically convert to Class A Shares eight years after the end of the calendar month in which the shares were purchased. Class B Shares of the Insured Fund purchased before June 1, 1996, and any dividend reinvestment shares received thereon, automatically convert to Class A Shares seven years after the end of the calendar month in which the shares were purchased. Class B Shares of the California Insured Fund purchased before June 1, 1996, and any dividend reinvestment plan shares received thereon, automatically convert to Class A Shares six years after the end of the calendar month in which the shares were purchased. Class C Shares of each Fund purchased before January 1, 1997, and any dividend reinvestment plan shares received thereon, automatically convert to Class A Shares ten years after the end of the calendar month in which such shares were purchased. Such conversion will be on the basis of the relative net asset values per share, without the imposition of any sales load, fee or other charge.



  The conversion of such shares to Class A Shares is subject to the continuing availability of an opinion of counsel to the effect that (i) the assessment of the higher distribution and service fees and ACCESS costs with respect to such shares does not result in a Fund's dividends or distributions constituting "preferential dividends" under the Internal Revenue Code of 1986, as amended (the "Code"), and (ii) that the conversion of such shares does not constitute a taxable event under federal income tax law. The conversion may be suspended if such an opinion is no longer available and such shares might continue to be subject to the higher aggregate Fees applicable to such class of shares for an indefinite period.



  WAIVER OF CONTINGENT DEFERRED SALES CHARGE. The CDSC is waived on redemptions of Class B Shares and Class C Shares (i) following the death or disability (as defined in the Code) of a shareholder, (ii) in connection with required minimum distributions from an IRA or other retirement plan, (iii) pursuant to the Fund's systematic withdrawal plan but limited to 12% annually of the initial value of the account and (iv) effected pursuant to the right of the Fund to liquidate a shareholder's account as described herein under "Redemption of Shares." The CDSC also is waived on redemptions of Class C Shares as it relates to the reinvestment of redemption proceeds in shares of the same class of the Fund within 120 days after redemption. See "Shareholder Services" and "Redemption of Shares" for further discussion of the waiver provisions.


NET ASSET VALUE

  The net asset value per share of each of the Funds is determined by calculating the total value of such Fund's assets, deducting its total liabilities, and dividing the result by the number of shares of such Fund outstanding. The net asset value is computed once daily as of 5:00 p.m. Eastern time, Monday through Friday, except on customary business holidays, or except on any day on which no purchase or redemption orders are received, or there is not a sufficient degree of trading in such Fund's portfolio securities such that the Fund's net asset value per share might be materially affected. Each of the Funds reserves the right to calculate the net asset value and to adjust the public offering price based thereon more frequently than once a day if deemed desirable.

  Fixed income securities are valued by using market quotations, prices provided by market makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics in accordance with procedures established in good faith by the Trustees of the Trust, of which each Fund is a separate series. Short-term securities with remaining maturities of less than 60 days are valued at amortized cost when amortized cost is determined in good faith by or under the direction of the Board of Trustees of the Trust to be representative of the fair value at which it is expected such securities may be resold. Other assets are valued at fair value as determined in good faith by or under direction of the Trustees. The net asset values per share of the different classes of shares are expected to be substantially the same; from time to time, however, the per share net asset value of the different classes of shares may differ.

------------------------------------------------------------------------------
SHAREHOLDER SERVICES
------------------------------------------------------------------------------

  Each of the Funds offers a number of shareholder services designed to facilitate investment in its shares at little or no extra cost to the investor. Below is a description of such services. Unless otherwise described below, each of these services may be modified or terminated by the respective Fund at any time.


  INVESTMENT ACCOUNT. ACCESS, transfer agent for the Funds and a wholly-owned subsidiary of Van Kampen American Capital, performs bookkeeping, data processing and administration services related to the maintenance of shareholder accounts. Each shareholder has an investment account under which shares are held by ACCESS. Except as described in this Prospectus, after each share transaction in an account, the shareholder receives a statement showing the activity in the account. Each shareholder will receive statements at least quarterly from ACCESS showing any reinvestments of dividends and capital gains distributions and any other activity in the account since the preceding statement. Such shareholders also will receive separate confirmations for each purchase or sale transaction other than reinvestment of dividends and capital gains distributions and systematic purchases or redemptions. Additions to an investment account may be made at any time by purchasing shares through authorized brokers, dealers or financial intermediaries or by mailing a check directly to ACCESS.


  SHARE CERTIFICATES. Generally, the Funds will not issue share certificates. However, upon written or telephone request to the respective Fund, a share certificate will be issued, representing shares (with the exception of fractional shares) of such Fund. A shareholder will be required to surrender such certificates upon redemption thereof. In addition, if such certificates are lost the shareholder must write to Van Kampen American Capital Funds, c/o ACCESS, P.O. Box 418256, Kansas City, MO 64141-9256, requesting an "affidavit of loss" and to obtain a Surety Bond in a form acceptable to ACCESS. On the date the letter is received ACCESS will calculate a fee for replacing the lost certificate equal to no more than 2.00% of the net asset value of the issued shares and bill the party to whom the replacement certificate was mailed.

  REINVESTMENT PLAN. A convenient way for investors to accumulate additional shares is by accepting dividends and capital gains distributions in shares of the respective Fund. Such shares are acquired at net asset value per share (without sales charge) on the record date of such dividend or distribution. Unless the shareholder instructs otherwise, the reinvestment plan is automatic. This instruction may be made by telephone by calling (800) 421-5666 ((800) 421-2833 for the hearing impaired) or in writing to ACCESS. The investor may, on the initial application or prior to any declaration, instruct that dividends be paid in cash and capital gains distributions be reinvested at net asset value, or that both dividends and capital gains distributions be paid in cash. For further information, see "Distributions from the Funds."


  AUTOMATIC INVESTMENT PLAN. An automatic investment plan is available under which a shareholder can authorize ACCESS to charge a bank account on a regular basis to invest pre-determined amounts in the respective Fund. Additional information is available from the Distributor or authorized brokers, dealers or financial intermediaries.


  DIVIDEND DIVERSIFICATION. A shareholder may, upon written request or by completing the appropriate section of the application form accompanied by this Prospectus or by calling (800) 421-5666 ((800) 421-2833 for the hearing impaired), elect to have all dividends and other distributions paid on a class of shares of the respective Fund invested into shares of the same class of any other Participating Fund, Tax Free Money Fund or Reserve Fund so long as a pre-existing account for such class of shares exists for such shareholder.


  If the qualified pre-existing account does not exist, the shareholder must establish a new account subject to minimum investment and other requirements of the fund into which distributions would be invested. Distributions are invested into the selected fund at its net asset value as of the payable date of the distribution only if shares of such selected fund have been registered for sale in the investor's state.


  EXCHANGE PRIVILEGE. Shares of a Fund may be exchanged with shares of another Participating Fund, subject to certain limitations. Before effecting an exchange, shareholders in the Fund should obtain and read a current prospectus of the fund into which the exchange is to be made. SHAREHOLDERS MAY ONLY EXCHANGE INTO SUCH OTHER FUNDS AS ARE LEGALLY AVAILABLE FOR SALE IN THEIR STATE.


  To be eligible for exchange, shares of a Fund must have been registered in the shareholder's name for at least 30 days prior to an exchange. Shares of a Fund registered in a shareholder's name for less than 30 days may only be exchanged upon receipt of prior approval of the Adviser. Under normal circumstances, it is the policy of the Adviser not to approve such requests.

  Class A Shares of Van Kampen American Capital funds that generally impose an initial sales charge are not subject to any sales charge upon exchange into a Fund. Class A Shares of Van Kampen American Capital funds that generally do not impose an initial sales charge are subject to the appropriate sales charge applicable to Class A Shares of a Fund.


  No sales charge is imposed upon the exchange of Class B Shares and Class C Shares. The CDSC schedule and conversion schedule applicable to a Class B Share or Class C Share acquired through the exchange privilege is determined by reference to the Van Kampen American Capital fund from which such share originally was purchased. The holding period of a Class B Share or Class C Share acquired through the exchange privilege is determined by reference to the date such share originally was purchased from a Van Kampen American Capital fund.


  Exchanges of shares are sales and may result in a gain or loss for federal income tax purposes. If the shares exchanged have been held for less than 91 days, the sales charge paid on such shares is not included in the tax basis of the exchanged shares, but is carried over and included in the tax basis of the shares acquired.


  A shareholder wishing to make an exchange may do so by sending a written request to ACCESS or by contacting the telephone transaction line at (800) 421-5684 ((800) 421-2833 for the hearing impaired). A shareholder automatically has telephone exchange privileges unless otherwise designated in the application form accompanied by this Prospectus. The exchange will take place at the relative net asset values of the shares next determined after receipt of such request with adjustment for any additional sales charge. Any shares exchanged begin earning dividends on the next business day after the exchange is affected. Van Kampen American Capital and its subsidiaries, including ACCESS (collectively, "VKAC"), and the Funds employ procedures considered by them to be reasonable to confirm that instructions communicated by telephone are genuine. Such procedures include requiring certain personal identification information prior to acting upon telephone instructions, tape recording telephone communications, and providing written confirmation of instructions communicated by telephone. If reasonable procedures are employed, a shareholder agrees that neither VKAC nor the respective Fund will be liable for following telephone instructions which it reasonably believes to be genuine. VKAC and the respective Fund may be liable for any losses due to unauthorized or fraudulent instructions if reasonable procedures are not followed. Exchanges are effected at the net asset value per share next calculated after the request is received in good order with adjustment for any additional sales charge. If the exchanging shareholder does not have an account in the fund whose shares are being acquired, a new account will be established with the same registration, dividend and capital gains options (except dividend diversification options) and broker, dealer or financial intermediary of record as the account from which shares are exchanged, unless otherwise specified by the shareholder. In order to establish a systematic withdrawal plan for the new account or reinvest dividends from the new account into another fund, an exchanging shareholder must file a specific written request. Each of the Funds reserves the right to reject any order to acquire shares through exchange. In addition, each of the Funds may modify, restrict or terminate the exchange privilege at any time on 60 days' notice to its shareholders of any termination or material amendment.



  A prospectus of any of these mutual funds may be obtained from any broker, dealer or financial intermediary or the Distributor. An investor considering an exchange to one of such funds should refer to the prospectus for additional information regarding such fund prior to investing.



  SYSTEMATIC WITHDRAWAL PLAN. Any investor whose shares in a single account total $10,000 or more at the offering price next computed after receipt of instructions may establish a monthly, quarterly, semi-annual or annual withdrawal plan. Any investor whose shares in a single account total $5,000 or more at the offering price next computed after receipt of instructions may establish a quarterly, semi-annual or annual withdrawal plan. This plan provides for the orderly use of the entire account, not only the income but also the capital, if necessary. Each withdrawal constitutes a redemption of shares on which taxable gain or loss will be recognized. The plan holder may arrange for monthly, quarterly, semi-annual, or annual checks in any amount not less than $25.



  Holders of Class B Shares and Class C Shares who establish a withdrawal plan may redeem up to 12% annually of the shareholder's initial account balance without incurring a contingent deferred sales charge. Initial account balance means the amount of the shareholder's investment at the time the election to participate in the plan is made.


  Under the plan, sufficient shares of a Fund are redeemed to provide the amount of the periodic withdrawal payment. Dividends and capital gains distributions on shares held under the plan are reinvested in additional shares at the next determined net asset value. If periodic withdrawals continuously exceed reinvested dividends and capital gains distributions, the shareholder's original investment will be correspondingly reduced and ultimately exhausted. Withdrawals made concurrently with purchases of additional shares ordinarily will be disadvantageous to the shareholder because of the duplication of sales charges. Each of the Funds reserves the right to amend or terminate the systematic withdrawal program on thirty days' notice to its shareholders.

  CHECK WRITING PRIVILEGE. Holders of Class A Shares of the Funds for which certificates have not been issued and which are in a non-escrow status may appoint ACCESS as agent by completing the Authorization for Redemption by Check Form and the appropriate section of the application and returning the form and the application to ACCESS. Once the form is properly completed, signed and returned to the agent, a supply of checks drawn on State Street Bank and Trust Company ("State Street Bank") will be sent to such shareholder. These checks may be made payable by the holder of Class A Shares to the order of any person in any amount of $100 or more.

  When a check is presented to State Street Bank for payment, full and fractional Class A Shares required to cover the amount of the check are redeemed from the shareholder's account by ACCESS at the next determined net asset value. Check writing redemptions represent the sale of Class A Shares. Any gain or loss realized on the sale of Class A Shares is a taxable event. See "Redemption of Shares."


  Checks will not be honored for redemption of Class A Shares held less than 15 calendar days, unless such Class A Shares have been paid for by bank wire. Any Class A Shares for which there are outstanding certificates may not be redeemed by check. If the amount of the check is greater than the proceeds of all uncertificated shares held in the shareholder's Class A Share account, the check will be returned and the shareholder may be subject to additional charges. Holders of Class A Shares may not liquidate the entire account by means of a check. The check writing privilege may be terminated or suspended at any time by the respective Fund or State Street Bank. Retirement plans and accounts that are subject to backup withholding are not eligible for the privilege. A "stop payment" system is not available on these checks. See the Statements of Additional Information for further information regarding the establishment of the privilege.


  AUTOMATED CLEARING HOUSE ("ACH") DEPOSITS. Holders of Class A Shares can use ACH to have redemption proceeds deposited electronically into their bank accounts. Redemptions transferred to a bank account via the ACH plan are available to be credited to the account on the second business day following normal payment. In order to utilize this option, the shareholder's bank must be a member of Automated Clearing House. In addition, the shareholder must fill out the appropriate section of the account application. The shareholder must also include a voided check or deposit slip from the bank account into which redemptions are to be deposited together with the completed application. Once ACCESS has received the application and the voided check or deposit slip, such shareholder's designated bank account, following any redemption, will be credited with the proceeds of such redemption. Once enrolled in the ACH plan, a shareholder may terminate participation at any time by writing ACCESS.

------------------------------------------------------------------------------
REDEMPTION OF SHARES
------------------------------------------------------------------------------

  Shareholders may redeem for cash some or all of their shares without charge by the respective Fund (other than, with respect to CDSC Shares, the applicable contingent deferred sales charge) at any time by sending a written request in proper form directly to ACCESS, P. O. Box 418256, Kansas City, Missouri 64141-9256, by placing the redemption request through an authorized dealer or by calling the respective Fund.

  WRITTEN REDEMPTION REQUESTS. In the case of redemption requests sent directly to ACCESS, the redemption request should indicate the number of shares to be redeemed, the class designation of such shares, the account number and be signed exactly as the shares are registered. Signatures must conform exactly to the account registration. If the proceeds of the redemption would exceed $50,000, or if the proceeds are not to be paid to the record owner at the record address, or if the record address has changed within the previous 30 days, signature(s) must be guaranteed by one of the following: a bank or trust company; a broker-dealer; a credit union; a national securities exchange, registered securities association or clearing agency; a savings and loan association; or a federal savings bank. If certificates are held for the shares being redeemed, such certificates must be endorsed for transfer or accompanied by an endorsed stock power and sent with the redemption request. In the event the redemption is requested by a corporation, partnership, trust, fiduciary, executor or administrator, and the name and title of the individual(s) authorizing such redemption is not shown in the account registration, a copy of the corporate resolution or other legal documentation appointing the authorized signer and certified within the prior 60 days must accompany the redemption request. The redemption price is the net asset value per share next determined after the request is received by ACCESS in proper form. Payment for shares redeemed (less any sales charge, if applicable) will ordinarily be made by check mailed within three business days after acceptance by ACCESS of the request and any other necessary documents in proper order. Such payments may be postponed or the right of redemption suspended as provided by the rules of the SEC. If the shares to be redeemed have been recently purchased by check, ACCESS may delay mailing a redemption check until it confirms that the purchase check has cleared, usually a period of up to 15 days. Any gain or loss realized on the redemption of shares is a taxable event.

  DEALER REDEMPTION REQUESTS. Shareholders may sell shares through their securities dealer, who will telephone the request to the Distributor. Orders received from dealers must be at least $500 unless transmitted via the FUNDSERV network. The redemption price for such shares is the net asset value next calculated after an order is received by a dealer provided such order is transmitted to the Distributor prior to the Distributor's close of business on such day. It is the responsibility of dealers to transmit redemption requests received by them to the Distributor so they will be received prior to such time. Any change in the redemption price due to failure of the Distributor to receive a sell order prior to such time must be settled between the shareholder and dealer. Shareholders must submit a written redemption request in proper form (as described above under "Written Redemption Requests") to the dealer within three business days after calling the dealer with the sell order. Payment for shares redeemed (less any sales charge, if applicable) will ordinarily be made by check mailed within three business days to the dealer.


  TELEPHONE REDEMPTION REQUESTS. Each of the Funds permits redemption of shares by telephone and for redemption proceeds to be sent to the address of record for the account or to the bank account of record as described below. To establish such privilege, a shareholder must complete the appropriate section of the application accompanying this Prospectus or call the respective Fund at (800) 421-5666 ((800) 421-2833 for the hearing impaired) to request that a copy of the Telephone Redemption Authorization form be sent to them for completion. To redeem shares, contact the telephone transaction line at (800) 421-5684. VKAC and the Funds employ procedures considered by them to be reasonable to confirm that instructions communicated by telephone are genuine. Such procedures include requiring certain personal identification information prior to acting upon telephone instructions, tape recording telephone communications, and providing written confirmation of instructions communicated by telephone. If reasonable procedures are employed, a shareholder agrees that neither VKAC nor the respective Fund will be liable for following instructions which it reasonably believes to be genuine. VKAC and the respective Fund may be liable for any losses due to unauthorized or fraudulent instructions if reasonable procedures are not followed. Telephone redemptions may not be available if the shareholder cannot reach ACCESS by telephone, whether because all telephone lines are busy or for any other reason; in such case, a shareholder would have to use the respective Fund's other redemption procedures previously described. Requests received by ACCESS prior to 4:00 p.m., New York time, on a regular business day will be processed at the net asset value per share determined that day. These privileges are available for all accounts other than retirement accounts. The telephone redemption privilege is not available for shares represented by certificates. If the shares to be redeemed have been recently purchased by check, ACCESS may delay mailing a redemption check or wiring redemption proceeds until it confirms that the purchase check has cleared, usually a period of up to 15 days. If an account has multiple owners, ACCESS may rely on the instructions of any one owner.

  For redemptions authorized by telephone, amounts of $50,000 or less may be redeemed daily if the proceeds are to be paid by check sent to the shareholders' address of record and amounts of at least $1,000 and up to $1 million may be redeemed daily if the proceeds are to be paid by wire sent to the shareholder's bank account of record. The proceeds must be payable to the shareholder(s) of record. Proceeds from redemptions to be paid by check will ordinarily be mailed within three business days to the shareholder's address of record. Proceeds from redemptions to be paid by wire will ordinarily be wired on the next business day to the shareholder's bank account of record. This privilege is not available if the address of record has been changed within 30 days prior to a telephone redemption request. Each of the Funds reserves the right at any time to terminate, limit or otherwise modify this telephone redemption privilege.


  REDEMPTION UPON DISABILITY. The Funds will waive the CDSC on redemptions following the disability of holders of Class B Shares and Class C Shares. An individual will be considered disabled for this purpose if he or she meets the definition thereof in Section 72(m)(7) of the Code, which in pertinent part defines a person as disabled if such person "is unable to engage in any substantial gainful activity by reason of any medically determinable physical or mental impairment which can be expected to result in death or to be of long-continued and indefinite duration." While the Funds do not specifically adopt the balance of the Code's definition which pertains to furnishing the Secretary of Treasury with such proof as he or she may require, the Distributor will require satisfactory proof of disability before it determines to waive the CDSC on Class B Shares and Class C Shares.

  In cases of disability, the CDSCs on Class B Shares and Class C Shares will be waived where the disabled person is either an individual shareholder or owns the shares as a joint tenant with right of survivorship or is the beneficial owner of a custodial or fiduciary account, and where the redemption is made within one year of the initial determination of disability. This waiver of the CDSC on Class B Shares and Class C Shares applies to a total or partial redemption, but only to redemptions of shares held at the time of the initial determination of disability.



  GENERAL REDEMPTION INFORMATION. The respective Fund may redeem any shareholder account with a net asset value on the date of the notice of redemption less than the minimum investment as specified by the Trustees. At least 60 days advance written notice of any such involuntary redemption is required and the shareholder is given an opportunity to purchase the required value of additional shares at the next determined net asset value without sales charge. Any applicable CDSC will be deducted from the proceeds of this redemption. Any involuntary redemption may only occur if the shareholder account is less than the minimum investment due to shareholder redemptions.



  REINSTATEMENT PRIVILEGE. Holders of Class A Shares or Class B Shares who have redeemed shares of the respective Fund may reinstate any portion or all of the net proceeds of such redemption in Class A Shares of such Fund. Holders of Class C Shares who have redeemed shares of the respective Fund may reinstate any portion or all of the net proceeds of such redemption in Class C Shares of such Fund with credit given for any CDSC paid upon such redemption. Such reinstatement is made at the net asset value (without sales charge except as described under "Shareholder Services -- Exchange Privilege") next determined after the order is received, which must be within 180 days after the date of the redemption. See "Purchase of Shares -- Waiver of Contingent Deferred Sales Charge." Reinstatement at net asset value is also offered to participants in those eligible retirement plans held or administered by Van Kampen American Capital Trust Company for repayment of principal (and interest) on their borrowings on such plans.


------------------------------------------------------------------------------

DISTRIBUTION AND SERVICE PLANS

------------------------------------------------------------------------------

  Each of the Funds has adopted a distribution plan (the "Distribution Plan") with respect to each class of its shares pursuant to Rule 12b-1 under the 1940 Act. Each of the Funds also has adopted a service plan (the "Service Plan") with respect to each class of shares. The Distribution Plan and Service Plan of each Fund provide that the respective Fund may spend a portion of such Fund's average daily net assets attributable to each class of its shares in connection with the distribution of respective class of shares and in connection with the provision of ongoing services to shareholders of each class. Each Distribution Plan and Service Plan is being implemented through an agreement with the Distributor and sub-agreements between the Distributor and brokers, dealers and financial intermediaries (collectively, "Selling Agreements") that may provide for their customers or clients certain services or assistance.


  CLASS A SHARES. Each of the Funds may spend an aggregate amount up to 0.25% per year of the average daily net assets attributable to the Class A Shares of the respective Fund pursuant to its Distribution Plan and Service Plan. From such amount, the respective Fund may spend up to 0.25% per year of the average daily net assets attributable to its Class A Shares pursuant to its Service Plan in connection with the ongoing provision of services to holders of such shares by the Distributor and by brokers, dealers or financial intermediaries and in connection with the maintenance of such shareholders' accounts. Each of the Funds pays the Distributor the lesser of the balance of the 0.25% not paid to such brokers, dealers or financial intermediaries or the amount of the Distributor's actual distribution-related expense.


  CLASS B SHARES. Each of the Funds may spend up to 0.75% per year of the average daily net assets attributable to the Class B Shares of the respective Fund pursuant to the Distribution Plan. In addition, each of the Funds may spend up to 0.25% per year of such Fund's average daily net assets attributable to the Class B Shares of the respective Fund pursuant to its Service Plan in connection with the ongoing provision of services to holders of such shares by the Distributor and by brokers, dealers or financial intermediaries and in connection with the maintenance of such shareholders' accounts.


  CLASS C SHARES. Each of the Funds may spend up to 0.75% per year of the average daily net assets attributable to the Class C Shares of the respective Fund pursuant to the Distribution Plan. From such amount, each of the Funds, or the Distributor as agent for the respective Fund, pays brokers, dealers or financial intermediaries in connection with the distribution of the Class C Shares up to 0.75% of the respective Fund's average daily net assets attributable to Class C Shares maintained in such Fund more than one year by such broker's, dealer's or financial intermediary's customers. Each of the Funds pays the Distributor the lesser of the balance of 0.75% not paid to such brokers, dealers or financial intermediaries or the amount of the Distributor's actual distribution-related expense. In addition, each of the Funds may spend up to 0.25% per year of the average daily net assets attributable to the Class C Shares of the respective Fund pursuant to its Service Plan in connection with the ongoing provision of services to holders of such shares by the Distributor and by brokers, dealers or financial intermediaries and in connection with the maintenance of such shareholders' accounts.



  OTHER INFORMATION. Amounts payable to the Distributor with respect to the Class A Shares under the Distribution Plan in a given year may not fully reimburse the Distributor for its actual distribution-related expenses during such year. In such event, with respect to the Class A Shares, there is no carryover of such reimbursement obligations to succeeding years.

  The Distributor's actual expenses with respect to a class of CDSC Shares (for purposes of this section, excluding any Class A Shares that may be subject to a
CDSC) for any given year may exceed the amounts payable to the Distributor with respect to such class of CDSC Shares under the Distribution Plan, the Service Plan and payments received pursuant to the CDSC. In such event, with respect to any such class of CDSC Shares, any unreimbursed expenses will be carried forward and paid by the respective Fund (up to the amount of the actual expenses incurred) in future years so long as such Distribution Plan is in effect. Except as mandated by applicable law, the Funds do not impose any limit with respect to the number of years into the future that such unreimbursed expenses may be carried forward (on a fund level basis). Because such expenses are accounted on a fund level basis, in periods of extreme net asset value fluctuation such amounts with respect to a particular CDSC Share may be greater or less than the amount of the initial commission (including carrying cost) paid by the Distributor with respect to such CDSC Share. In such circumstances, a shareholder of such CDSC Share may be deemed to incur expenses attributable to other shareholders of such class. As of December 31, 1996, there were $1,243,753 and $12,975 of unreimbursed distribution expenses with respect to Class B Shares and Class C Shares, respectively of the Insured Fund, representing 1.74% and less than 0.26% of the Insured Fund's net assets attributable to Class B Shares and Class C Shares, respectively. As of December 31, 1996, there were $555,803 and $6,908 of unreimbursed distribution expenses with respect to Class B Shares and Class C Shares, respectively of the California Insured Fund, representing 1.94% and less than 0.31% of the California Insured Fund's net assets attributable to Class B Shares and Class C Shares, respectively. If the Distribution Plan was terminated or not continued, the Funds would not be contractually obligated to pay the Distributor for any expenses not previously reimbursed by the Fund or recovered through CDSCs.



  Because each of the Funds is a series of the Trust, amounts paid to the Distributor as reimbursement for expenses of one series of the Trust may indirectly benefit the other funds which are series of the Trust. The Distributor will endeavor to allocate such expenses among such funds in an equitable manner. The Distributor will not use the proceeds from the CDSC applicable to a particular class of shares to defray distribution-related expenses attributable to any other class of shares. Various federal and state laws prohibit national banks and some state-chartered commercial banks from underwriting or dealing in the Funds' shares. In addition, state securities laws on this issue may differ from the interpretations of federal law, and banks and financial institutions may be required to register as dealers pursuant to state law. In the unlikely event that a court were to find that these laws prevent such banks from providing such services described above, the Funds would seek alternate providers and expects that shareholders would not experience any disadvantage.

------------------------------------------------------------------------------
DISTRIBUTIONS FROM THE FUNDS
------------------------------------------------------------------------------

  Each Fund's policy is to declare daily and pay monthly distributions of all or substantially all net investment income of such Fund. Each Fund's net recognized investment income consists of all of its respective interest income, dividends and other ordinary income earned by such Fund on its portfolio assets, less all expenses of such Fund. Expenses of the Funds are accrued each day. Net long- and short-term capital gains, if any, are expected to be distributed, to the extent permitted by applicable law, to shareholders at least annually. Distributions cannot be assured, and the amount of each monthly distribution may vary.

  Distributions with respect to each class of shares will be calculated in the same manner on the same day and will be in the same amount, except that the different distribution and service fees and any incremental administrative expenses relating to each class of shares will be borne exclusively by the respective class and may cause the distributions relating to the different classes of shares to differ. Generally, distributions with respect to a class of shares subject to a higher distribution fee, service fee, or, where applicable, the conversion feature will be lower than distributions with respect to a class of shares subject to a lower distribution fee, service fee, or not subject to the conversion feature.


  Investors will be entitled to begin receiving dividends on their shares on the business day after ACCESS receives payments for such shares. However, shares become entitled to dividends on the day ACCESS receives payment for the shares either through a fed wire or NSCC settlement. Shares remain entitled to dividends through the day such shares are processed for payment on redemption.


  Distribution checks may be sent to parties other than the shareholder in whose name the account is registered. Persons wishing to utilize this service should complete the appropriate section of the account application accompanying this Prospectus or available from Van Kampen American Capital Funds, c/o ACCESS, P.O. Box 418256, Kansas City, MO 64141-9256. After ACCESS receives this completed form, distribution checks will be sent to the bank or other person so designated by such shareholder.


  PURCHASE OF ADDITIONAL SHARES WITH DISTRIBUTIONS. Each Fund will automatically credit dividend distributions and any net long-term capital gain distributions to a shareholder's account in additional shares of the respective Fund valued at net asset value, without a sales charge. Unless a shareholder instructs otherwise, the reinvestment plan is automatic. This instruction may be made by telephone by calling (800) 421-5666 ((800) 421-2833 for the hearing impaired) or in writing to ACCESS. See "Shareholder Services -- Reinvestment Plan."

------------------------------------------------------------------------------
TAX STATUS
------------------------------------------------------------------------------


  FEDERAL INCOME TAXATION. The Funds have qualified and intend to continue to qualify each year and to elect to be treated as a regulated investment companies under Subchapter M of the Code. To qualify as a regulated investment company, the Funds must comply with certain requirements of the Code relating to, among other things, the source of its income and diversification of its assets.



  If the Funds so qualify and distribute each year to their respective shareholders at least 90% of its net investment income (including tax-exempt interest, taxable income and net short-term capital gain, but not net capital gains, which are the excess of net long-term capital gains over net short-term capital losses), they will not be required to pay federal income taxes on any income distributed to shareholders. The Funds intend to distribute at least the minimum amount of net investment income necessary to satisfy the 90% distribution requirement. The Funds will not be subject to federal income tax on any net capital gains distributed to shareholders.



  In order to avoid a 4% excise tax, the Funds will be required to distribute, by December 31 of each year, at least 98% of its ordinary income (not including tax-exempt income) for such year and at least 98% of its capital gain net income (the latter of which generally is computed on the basis of the one-year period ending on October 31 of such year), plus any amounts that were not distributed in previous taxable years. For purposes of the excise tax, any ordinary income or capital gain net income retained by, and subject to federal income tax in the hands of, the Funds will be treated as having been distributed.



  If either Fund failed to qualify as a regulated investment company or failed to satisfy the 90% distribution requirement in any taxable year, such Fund would be taxed as an ordinary corporation on its taxable income (even if such income were distributed to its shareholders) and all distributions out of earnings and profits would be taxed to shareholders as ordinary income. To qualify again as a regulated investment company in a subsequent year, a Fund may be required to pay an interest charge on 50% of its earnings and profits attributable to non-regulated investment company years and would be required to distribute such earnings and profits to shareholders (less any interest charge). In addition, if a Fund failed to qualify as a regulated investment company for its first taxable year or, if immediately after qualifying as a regulated investment company for any taxable year, it failed to qualify for a period greater than one taxable year, such Fund would be required to recognize any net built-in gains (the excess of aggregate gains, including items of income, over aggregate losses that would have been realized if it had been liquidated) in order to qualify as a regulated investment company in a subsequent year.



  Certain of each Fund's investment practices are subject to special provisions of the Code that, among other things, may defer the use of certain losses of such Fund and affect the holding period of the securities held by such Fund and the character of the gains or losses realized by the Fund. These provisions may also require each Fund to mark-to-market some of the positions in its portfolio (i.e., treat them as if they were sold for fair market value at the end of the tax-year), which may cause such Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the 90% distribution requirement and the distribution requirements for avoiding income and excise taxes. The Funds will monitor their transactions and may make certain tax elections in order to mitigate the effect of these rules and prevent disqualification of the Funds as a regulated investment companies.



  Each Fund's ability to dispose of portfolio securities may be limited by the requirement for qualification as a regulated investment company that less than 30% of the Fund's annual gross income be derived from the disposition of securities held for less than three months.



  Investments of the Funds in securities issued at a discount or providing for deferred interest or payment of interest in kind are subject to special tax rules that will affect the amount, timing and character of distributions to shareholders. For example, with respect to securities issued at a discount, the Funds will be required to accrue as income each year a portion of the discount and to distribute such income each year in order to maintain its qualification as a regulated investment company and to avoid income and excise taxes. In order to generate sufficient cash to make distributions necessary to satisfy the 90% distribution requirement and to avoid income and excise taxes, the Funds may have to dispose of securities that it would otherwise have continued to hold. A portion of the discount relating to certain stripped tax-exempt obligations may constitute taxable income when distributed to shareholders.



  DISTRIBUTIONS. The Funds intend to invest in sufficient tax-exempt municipal securities to permit payment of "exempt-interest dividends" (as defined in the Code). Dividends paid by the Funds from the net tax-exempt interest earned from municipal securities qualify as exempt-interest dividends if, at the close of each quarter of its taxable year, at least 50% of the value of the total assets of each respective Fund consists of municipal securities.



  The Tax Reform Act of 1986 (the "Tax Reform Act") may have an adverse impact upon the Funds and their shareholders. The Tax Reform Act imposed new limitations on the use and investment of the proceeds of state and local government bonds and other funds, which limitations must be satisfied in order to maintain the exclusion from gross income for interest on such bonds. The provisions of the Tax Reform Act generally apply to bonds issued after August 15, 1986. In light of these requirements, bond counsel qualify their opinions as to the federal tax status of bonds issued after August 15, 1986 by making them contingent on the issuer's future compliance with these limitations. Any failure on the part of an issuer to comply could cause the interest on its bonds to become taxable to investors retroactive to the date the bonds were issued.

  Except as provided below, exempt-interest dividends paid to shareholders generally are not includable in the shareholders' gross income for federal income tax purposes. The percentage of the total dividends paid by a Fund during any taxable year that qualify as exempt-interest dividends will be the same for all shareholders of such Fund receiving dividends during such year.



  The Tax Reform Act also makes interest on certain "private-activity bonds" an item of tax preference subject to the alternative minimum tax on individuals and corporations. The Funds invest a portion of their assets in municipal securities subject to this provision so that a portion of its exempt-interest dividends is an item of tax preference to the extent such dividends represent interest received from these private-activity bonds. Accordingly, investment in either Fund could cause shareholders to be subject to (or result in an increased liability under) the alternative minimum tax. The Tax Reform Act also imposed per capita volume limitations on certain private-activity bonds which could limit the amount of such bonds available for investment by the Funds.



  Exempt-interest dividends are included in determining what portion, if any, of a person's social security and railroad retirement benefits will be includable in gross income subject to federal income tax.



  Although exempt-interest dividends generally may be treated by shareholders as items of interest excluded from their gross income, each shareholder is advised to consult his tax adviser with respect to whether exempt-interest dividends retain this exclusion if the purchaser would be treated as a "substantial user" (or a "related person" of a substantial user) of the facilities financed with respect to any of the tax-exempt obligations held by either Fund, or by the Trust if it is required to qualify as a regulated investment company as described below. "Substantial user" is defined under U.S. Treasury Regulations to include a non-exempt person who regularly uses in his trade or business a part of any facilities financed with the tax-exempt obligations and whose gross revenues derived from such facilities exceed 5% of the total revenues derived from the facilities by all users, or who occupies more than 5% of the useable area of the facilities or for whom the facilities or a part thereof were specifically constructed, reconstructed or acquired. Examples of "related persons" include certain related natural persons, affiliated corporations, a partnership and its partners and an S corporation and its shareholders.



  The Omnibus Budget Reconciliation Act of 1993 included certain provisions that requires gains on dispositions of tax-exempt securities purchased at a market discount be treated as ordinary income to the extent of the accrued market discount, if the securities are acquired after April 30, 1993. Such securities were exempt from the market discount rules under prior law. Interest on indebtedness incurred or continued by a shareholder to purchase or carry shares of either Fund is not deductible for federal income tax purposes if such Fund distributes exempt-interest dividends during the shareholder's taxable year. If a shareholder receives an exempt-interest dividend with respect to any shares and such shares are held for six months or less, any short-term capital loss on the sale or exchange of the shares will be disallowed to the extent of the amount of such exempt-interest dividend.



  While the Funds expect that a major portion of their net investment income will constitute tax-exempt interest, a significant portion may consist of investment company taxable income. Distributions of each Fund's net investment company taxable income are taxable to shareholders as ordinary income to the extent of such Fund's earnings and profits, whether paid in cash or reinvested in additional shares. Distributions of each Fund's net capital gains ("capital gains dividends"), if any, are taxable to shareholders as long-term capital gains regardless of the length of time shares of such Fund have been held by such shareholders. Interest on indebtedness which is incurred to purchase or carry shares of a mutual fund which distributes exempt-interest dividends during the year is not deductible for federal income tax purposes. Distributions in excess of each Fund's earnings and profits will first reduce the adjusted tax basis of a holder's shares and, after such adjusted tax basis is reduced to zero, will constitute capital gains to such holder (assuming such shares are held as a capital asset). Tax-exempt shareholders not subject to federal income tax on their income generally will not be taxed on distributions from the Funds.



  Shareholders receiving distributions in the form of additional shares issued by the Funds will be treated for federal income tax purposes as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the distribution date. The basis of such shares will equal the fair market value on the distribution date.



  The Funds will inform shareholders of the source and tax status of all distributions promptly after the close of each calendar year. The aggregate amount of dividends so designated cannot exceed, however, the amount of interest exempt from tax under Section 103 of the Code received by either Fund during the year over any amounts disallowed as deductions under Sections 265 and 171(a)(2) of the Code. Since the percentage of dividends which are "exempt-interest" dividends is determined on an average annual method for the fiscal year, the percentage of income designated as tax-exempt for any particular dividend may be substantially different from the percentage of each Fund's income that was tax exempt during the period covered by the dividend, Fund distributions generally will not qualify for the dividends received deduction for corporations.



  Although dividends generally will be treated as distributed when paid, dividends declared in October, November or December, payable to shareholders of record on a specified date in such month and paid during January of the following year will be treated as having been distributed by the Funds and received by the shareholders on the December 31 prior to the date of payment. In addition, certain other distributions made after the close of a taxable year of each Fund may be "spilled back" and treated as paid by such Fund (except for purposes of the 4% excise tax) during such taxable year. In such case, shareholders will be treated as having received such dividends in the taxable year in which the distribution was actually made.

  The Funds are required, in certain circumstances, to withhold 31% of dividends and certain other payments, including redemptions, paid to shareholders who do not furnish to the Funds their correct taxpayer identification number (in the case of individuals, their social security number) and certain required certifications or who are otherwise subject to backup withholding.



  SALE OF SHARES. The sale of shares (including transfers in connection with a redemption or repurchase of shares) will be a taxable transaction for federal income tax purposes. Selling shareholders will generally recognize gain or loss in an amount equal to the difference between their adjusted tax basis in the shares and the amount received. If such shares are held as a capital asset, the gain or loss will be a capital gain or loss and will be long-term if such shares have been held for more than one year. Any loss realized upon a taxable disposition of shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gains dividends received with respect to such shares. For purposes of determining whether shares have been held for six months or less, the holding period is suspended for any periods during which the shareholder's risk of loss is diminished as a result of holding one or more other positions in substantially similar or related property or through certain options or short sales.



  CALIFORNIA TAX STATUS. Under existing California income tax law, if at the close of each quarter of the California Insured Fund's taxable year at least 50% of the value of its total assets consists of obligations of the State of California and its political subdivisions, shareholders of the California Insured Fund who are subject to the California personal income tax will not be subject to such tax on distributions with respect to their shares of the California Insured Fund to the extent that such distributions are attributable to such tax-exempt interest from such obligations (less expenses applicable thereto). If such distributions are received by a corporation subject to the California franchise tax, however, the distributions will be includable in its gross income for purposes of determining its California franchise tax. Corporations subject to the California corporate income tax may be subject to such taxes with respect to distributions from the California Insured Fund. Accordingly, an investment in shares of the California Insured Fund may not be appropriate for corporations subject to either tax. Under California personal property tax law, securities owned by the California Insured Fund and any interest thereon are exempt from such personal property tax. Any proceeds paid to the California Insured Fund under the insurance policy which represents matured interest on defaulted obligations should be exempt from California personal income tax if, and to the same extent as, such interest would have been exempt if paid by the issuer of such defaulted obligations. Recent amendments to California tax laws substantially incorporate those provisions of the Code governing the treatment of regulated investment companies.


  GENERAL. The federal and California income tax discussions set forth above are for general information only. Prospective investors should consult their tax advisors regarding the specific federal and California tax consequences of holding and disposing of shares as well as the effects of other state, local and foreign tax laws.

------------------------------------------------------------------------------
FUND PERFORMANCE
------------------------------------------------------------------------------


  From time to time advertisements and other sales materials for each respective Fund may include information concerning the historical performance of such Fund. Any such information will include the average total return of such Fund calculated on a compounded basis for specified periods of time. Such advertisements and sales material may also include a yield quotation as of a current period. In each case, such total return and yield information, if any, will be calculated pursuant to rules established by the SEC and will be computed separately for each class of a Fund's shares. In lieu of or in addition to total return and yield calculations, such information may include performance rankings and similar information from independent organizations such as Lipper Analytical Services, Inc. or nationally recognized financial publications.


  The yield quotations are determined for each class of a Fund's shares on a monthly basis with respect to the immediately preceding 30 day period. Yield is computed by dividing the respective Fund's net investment income per share earned during such 30 day period by such Fund's maximum offering price per share on the last day of such period. Net investment income per share for a class of shares is determined by taking the interest earned by the respective Fund during the period and allocable to the class of shares, subtracting the expenses (net of reimbursements) accrued for the period and allocable to the class of shares, and dividing the result by the product of (a) the average daily number of such class of shares of the respective Fund outstanding during the period that were entitled to receive dividends and (b) such Fund's maximum offering price per share on the last day of the period. The yield calculation formula assumes net investment income is earned and reinvested at a constant rate and annualized at the end of a six month period.

  Tax-equivalent yield demonstrates the taxable yield required to produce an after-tax yield equivalent to that of a Fund's yield. A tax-equivalent yield quotation for a 30 day period as described above is computed for each class of a Fund's shares by dividing that portion of the yield of such Fund (as computed above) which is tax-exempt by a percentage equal to 100% minus a stated percentage income tax rate and adding the result to that portion of such Fund's yield, if any, that is not tax-exempt.

  The average compounded total return for each class of a Fund's shares is calculated by determining the redemption value at the end of specified periods (after adding back all dividends and other distributions made during the period) of a $1,000 investment in a class of shares of such Fund (less the maximum sales charge) at the beginning of the period, annualizing the increase or decrease over the specified period with respect to such initial investment and expressing the result as a percentage.

  Total return figures utilized by each Fund are based on historical performance and are not intended to indicate future performance. Total return and net asset value per share can be expected to fluctuate over time, and accordingly upon redemption a shareholder's shares may be worth more or less than their original cost.

  Each of the Funds may, in supplemental sales literature, advertise non-standardized total return figures representing the cumulative, non-annualized total return of such Fund from a given date to a subsequent given date. Cumulative non-standardized total return is calculated by measuring the value of an initial investment in such Fund at a given time, including or excluding any applicable sales charge as indicated, deducting the respective Fund's maximum sales charge, determining the value of all subsequent reinvested distributions, and dividing the net change in the value of the investment as of the end of the period by the amount of the initial investment and expressing the result as a percentage.


  From time to time either Fund may include in its supplemental sales literature and shareholder reports a quotation of the current "distribution rate" for the respective Fund. Distribution rate is a measure of the level of income and short-term capital gain dividends, if any, distributed for a specified period. Distribution rate is determined by annualizing the distributions per share for a stated period and dividing the result by the public offering price for the same period. It differs from yield, which is a measure of the income actually earned by a Fund's investments, and from total return, which is a measure of the income actually earned by, plus the effect of any realized and unrealized appreciation or depreciation of such investments during a stated period. Distribution rate is, therefore, not intended to be a complete measure of a Fund's performance. Distribution rate may sometimes be greater than yield since, for instance, it may not include the effect of amortization of bond premiums, and may include non-recurring short-term capital gains and premiums from futures transactions engaged in by a Fund. Distribution rates will be calculated separately for each class of a Fund's shares.


  From time to time, a Fund may compare its performance to certain securities and unmanaged indices which may have different risk/reward characteristics than the Fund. Such characteristics may include, but are not limited to, tax features, guarantees, insurance and the fluctuation of principal and/or return. In addition, from time to time, a Fund may utilize sales literature that includes hypotheticals.


  Further information about the respective Fund's performance is contained in its Annual Report and its Statement of Additional Information each of which can be obtained without charge by calling (800) 421-5666 ((800) 421-2833 for the hearing impaired).

------------------------------------------------------------------------------
ADDITIONAL INFORMATION
------------------------------------------------------------------------------

  This Prospectus and the Statement of Additional Information do not contain all the information set forth in the Registration Statement filed by the Fund with the SEC under the Securities Act of 1933. Copies of the Registration Statement may be obtained at a reasonable charge from the SEC or may be examined, without charge, at the office of the SEC in Washington, D.C.

  Shareholders will receive annual and semiannual reports with financial statements, as well as proxy statements for shareholders' meetings, if any. Each Fund is a separate series of the Trust, a Delaware business trust. The Insured Fund was originally organized as a Maryland corporation under the name Van Kampen Merritt Insured Tax Free Fund Inc., was subsequently reorganized into a sub-trust of Van Kampen Merritt Tax Free Fund, a Massachusetts business trust, under the name Van Kampen Merritt Insured Tax Free Income Fund as of February 22, 1988 and was again reorganized as a series of the Trust on July 31, 1995. The California Insured Fund was organized under the name Van Kampen Merritt California Insured Tax Free Fund as a sub-trust of Van Kampen Merritt Tax Free Fund and was reorganized as a series of the Trust on July 31, 1995. Shares of the Trust entitle their holders to one vote per share; however, separate votes are taken by each series on matters affecting an individual series. The Trust does not contemplate holding regular meetings of shareholders to elect Trustees or otherwise. However, the holders of 10% or more of the outstanding shares may by written request require a meeting to consider the removal of Trustees by a vote of two-thirds of the shares then outstanding cast in person or by proxy at such meeting. The Trust will assist such holders in communicating with other shareholders of the Funds to the extent required by the 1940 Act. More detailed information concerning the Trust is set forth in the Statement of Additional Information of each Fund.

  Each Fund's fiscal year end is December 31. Each of the Funds send to their shareholders, at least semi-annually, reports showing the respective Fund's portfolio and other information. An annual report, containing financial statements audited by independent public accountants, is sent to shareholders each year. After the end of each year, shareholders will receive federal income tax information regarding dividends and capital gains distributions.

  Shareholder inquiries should be directed to the Van Kampen American Capital Insured Tax Free Income Fund or Van Kampen American Capital California Insured Tax Free Fund, as applicable, One Parkview Plaza, Oakbrook Terrace, Illinois 60181.


  For Automated Telephone Service which provides 24 hour direct dial access to fund facts and shareholder account information dial (800) 847-2424. For inquiries through Telecommunications Device for the Deaf (TDD) Dial (800) 421-2833.

EXISTING SHAREHOLDERS--
FOR INFORMATION ON YOUR
EXISTING ACCOUNT PLEASE CALL
THE FUND'S TOLL-FREE

NUMBER--(800) 341-2911.


PROSPECTIVE INVESTORS--CALL
YOUR BROKER OR (800) 421-5666.

DEALERS--FOR DEALER
INFORMATION, SELLING
AGREEMENTS, WIRE ORDERS,
OR REDEMPTIONS CALL THE
DISTRIBUTOR'S TOLL-FREE
NUMBER--(800) 421-5666.

FOR SHAREHOLDER AND
DEALER INQUIRIES THROUGH
TELECOMMUNICATIONS
DEVICE FOR THE DEAF (TDD)

DIAL (800) 421-2833


FOR AUTOMATED TELEPHONE

SERVICES DIAL (800) 847-2424.

VAN KAMPEN AMERICAN CAPITAL
INSURED TAX FREE INCOME FUND

VAN KAMPEN AMERICAN CAPITAL
CALIFORNIA INSURED TAX FREE FUND

One Parkview Plaza
Oakbrook Terrace, IL 60181

Investment Adviser
VAN KAMPEN AMERICAN CAPITAL
INVESTMENT ADVISORY CORP.
One Parkview Plaza
Oakbrook Terrace, IL 60181

Distributor
VAN KAMPEN AMERICAN CAPITAL DISTRIBUTORS, INC.
One Parkview Plaza
Oakbrook Terrace, IL 60181

Transfer Agent
ACCESS INVESTOR SERVICES, INC.
P.O. Box 418256
Kansas City, MO 64141-9256
Attn: Van Kampen American Capital
     Insured Tax Free Income Fund
     or Van Kampen American Capital
     California Insured Tax Free Fund

Custodian
STATE STREET BANK AND
TRUST COMPANY

225 West Franklin Street, P.O. Box 1713

Boston, MA 02105-1713
Attn: Van Kampen American Capital
     Insured Tax Free Income Fund
     or Van Kampen American Capital
     California Insured Tax Free Fund

Legal Counsel
SKADDEN, ARPS, SLATE,

MEAGHER & FLOM (ILLINOIS)

333 West Wacker Drive
Chicago, IL 60606


Independent Accountants

KPMG PEAT MARWICK LLP
Peat Marwick Plaza
303 East Wacker Drive
Chicago, IL 60601

 ------------------------------------------------------------------------------

                                INSURED TAX FREE
                                  INCOME FUND
 ------------------------------------------------------------------------------
                               CALIFORNIA INSURED
                                 TAX FREE FUND
 ------------------------------------------------------------------------------

                              P R O S P E C T U S

                                 APRIL 30, 1997


         ------  A WEALTH OF KNOWLEDGE - A KNOWLEDGE OF WEALTH ------
                          VAN KAMPEN AMERICAN CAPITAL
    ------------------------------------------------------------------------

--------------------------------------------------------------------------------
                          VAN KAMPEN AMERICAN CAPITAL
                             MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------

    Van Kampen American Capital Municipal Income Fund (the "Fund") is a separate diversified mutual fund, organized as a series of Van Kampen American Capital Tax Free Trust. The Fund's investment objective is to provide a high level of current income exempt from federal income tax, consistent with preservation of capital. The Fund seeks to achieve its investment objective by investing at least 80% of its assets in a diversified portfolio of tax-exempt municipal securities rated investment grade at the time of investment. Investment grade securities are securities rated BBB or higher by Standard & Poor's Ratings Group ("S&P") or Baa or higher by Moody's Investors Service, Inc. ("Moody's"). Up to 20% of the Fund's total assets may consist of tax-exempt municipal securities rated below investment grade (but not rated lower than B- by S&P or B3 by Moody's) and unrated tax-exempt municipal securities believed by the Fund's investment adviser to be of comparable quality, which involve special risk considerations. Municipal securities in which the Fund may invest include conventional fixed-rate municipal securities, variable rate municipal securities and other types of municipal securities described herein. See "Municipal Securities." The Fund may invest a substantial portion of its assets in municipal securities that pay interest that is subject to the alternative minimum tax. There is no assurance that the Fund will achieve its investment objective.

    The investment adviser for the Fund is Van Kampen American Capital Investment Advisory Corp. This Prospectus sets forth the information about the Fund that a prospective investor should know before investing in the Fund. Please read it carefully and retain it for future reference. The address of the Fund is One Parkview Plaza, Oakbrook Terrace, Illinois 60181, and its telephone number is (800) 421-5666.
                               ------------------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE REGULATORS NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE REGULATORS PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
                               ------------------
    SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, GUARANTEED OR ENDORSED BY, ANY BANK OR DEPOSITORY INSTITUTION; FURTHER, SUCH SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.


    A Statement of Additional Information, dated April 30, 1997, containing additional information about the Fund has been filed with the Securities and Exchange Commission and is hereby incorporated by reference in its entirety into this Prospectus. A copy of the Fund's Statement of Additional Information may be obtained without charge by calling (800) 421-5666 or for Telecommunications Device for the Deaf at (800) 421-2833. The Statement of Additional Information has been filed with the Securities and Exchange Commission ("SEC") and is available along with other related Fund materials at the SEC's internet web site (http.//www.sec.gov).


                               ------------------
                         VAN KAMPEN AMERICAN CAPITALSM

                               ------------------

                    THIS PROSPECTUS IS DATED APRIL 30, 1997.

------------------------------------------------------------------------------
                               TABLE OF CONTENTS
------------------------------------------------------------------------------


                                                                PAGE
                                                                ----
Prospectus Summary..........................................      3
Shareholder Transaction Expenses............................      6
Annual Fund Operating Expenses and Example..................      7
Financial Highlights........................................      9
The Fund....................................................     11
Investment Objective and Policies...........................     11
Municipal Securities........................................     12
Investment Practices........................................     15
Special Considerations Regarding the Fund...................     19
Investment Advisory Services................................     20
Alternative Sales Arrangements..............................     22
Purchase of Shares..........................................     24
Shareholder Services........................................     34
Redemption of Shares........................................     38
Distribution and Service Plans..............................     41
Distributions from the Fund.................................     43
Tax Status..................................................     44
Fund Performance............................................     49
Description of Shares of the Fund...........................     50
Additional Information......................................     51


  NO DEALER, SALESMAN OR ANY OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS, OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, IN CONNECTION WITH THE OFFER CONTAINED IN THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND, THE ADVISER, OR THE DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER BY THE FUND OR BY THE DISTRIBUTOR TO SELL OR A SOLICITATION OF AN OFFER TO BUY ANY OF THE SECURITIES OFFERED HEREBY IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS UNLAWFUL FOR THE FUND TO MAKE SUCH AN OFFER IN SUCH JURISDICTION.

------------------------------------------------------------------------------
                               PROSPECTUS SUMMARY
------------------------------------------------------------------------------

THE FUND. Van Kampen American Capital Municipal Income Fund (the "Fund") is a separate diversified series of Van Kampen American Capital Tax Free Trust (the "Trust"), an open-end management investment company organized as a Delaware business trust. See "The Fund."

MINIMUM PURCHASE. $500 minimum initial investment for each class of shares and $25 minimum subsequent investment for each class of shares (or less as described under "Purchase of Shares").

INVESTMENT OBJECTIVE. The Fund's investment objective is to provide investors with a high level of current income exempt from federal income tax, consistent with preservation of capital.

INVESTMENT POLICY. The Fund seeks to achieve its investment objective by investing at least 80% of its assets in a diversified portfolio of tax-exempt municipal securities rated investment grade at the time of investment. Investment grade securities are securities rated BBB or higher by Standard & Poor's Ratings Group ("S&P") or Baa or higher by Moody's Investors Service, Inc. ("Moody's") in the case of long-term obligations, and have equivalent ratings in the case of short-term obligations. Up to 20% of the Fund's total assets may be invested in tax-exempt municipal securities rated, at the time of investment, between BB and B-(inclusive) by S&P or between Ba and B3 (inclusive) by Moody's (or equivalently rated short-term obligations) and unrated tax-exempt municipal securities that the Fund's investment adviser believes are of comparable quality. See "Special Considerations Regarding the Fund."

  Municipal securities in which the Fund may invest include fixed and variable rate securities, municipal notes, municipal leases, tax exempt commercial paper, custodial receipts, participation certificates and derivative municipal securities the terms of which include elements of, or are similar in effect to, certain Strategic Transactions (as defined herein) in which the Fund may engage. The Fund may invest up to 15% of its total assets in derivative variable rate securities such as inverse floaters, whose rates vary inversely with changes in market rates of interest or range or capped floaters, whose rates are subject to periodic of lifetime caps. There is no assurance that the Fund will achieve its investment objective. Debt securities rated below investment grade are commonly referred to as "junk bonds." The net asset value per share of the Fund may increase or decrease depending on changes in interest rates and other factors affecting the municipal credit markets. See "Investment Objective and Policies."

INVESTMENT PRACTICES. The Fund also may use various investment techniques including engaging in risk management transactions and entering into when-issued or delayed delivery transactions and various strategic transactions. Such transactions entail certain risks. See "Municipal Securities" and "Investment Practices." The Fund may invest a substantial portion of its assets in municipal securities that pay interest that is subject to the federal alternative minimum tax. The Fund may not be a suitable investment for investors who are already subject to the federal alternative minimum tax or who would become subject to the federal alternative minimum tax as a result of an investment in the Fund. See "Tax Status."

INVESTMENT RESULTS. The investment results of the Fund are shown in the table of "Financial Highlights."

ALTERNATIVE SALES ARRANGEMENTS. The Alternative Sales Arrangements permit an investor to choose the method of purchasing shares that is more beneficial to the investor, taking into account the amount of the purchase, the length of time the investor expects to hold the shares and other circumstances. Investors should consider such factors together with the amount of sales charges and accumulated distribution and service fees with respect to each class of shares that may be incurred over the anticipated duration of their investment in the Fund. To assist investors in making this determination, the table under the caption "Annual Fund Operating Expenses and Example" sets forth examples of the charges applicable to each class of shares.

  The Fund offers three classes of its shares which may be purchased at a price equal to their net asset value per share plus sales charges which, at the election of the investor, may be imposed either (i) at the time of purchase ("Class A Shares") or (ii) on a contingent deferred basis (Class A Share accounts over $1 million, "Class B Shares," and "Class C Shares"). Class A Share accounts over $1 million or otherwise subject to a contingent deferred sales charge ("CDSC"), Class B Shares, and Class C Shares sometimes are referred to herein collectively as "CDSC Shares."

  Class A Shares. Class A Shares are subject to an initial sales charge equal to 4.75% of the public offering price (4.99% of the net amount invested), reduced on investments of $100,000 or more. Class A Shares are subject to ongoing distribution and service fees at an aggregate annual rate of up to 0.25% of the Fund's average daily net assets attributable to the Class A Shares. Certain purchases of Class A Shares qualify for reduced or no initial sales charges and may be subject to a CDSC.


  Class B Shares. Class B Shares do not incur a sales charge when they are purchased, but are subject to a sales charge if redeemed within six years of purchase. Class B Shares are subject to a CDSC equal to 4.00% of the lesser of the then current net asset value or the original purchase price on Class B Shares redeemed during the first year after purchase, which charge is reduced each year thereafter. Class B Shares are subject to ongoing distribution and service fees at an aggregate annual rate of up to 1.00% of the Fund's average daily net assets attributable to the Class B Shares. Class B Shares automatically convert to Class A Shares eight years after the end of the calendar month in which the investor's order to purchase was accepted, in the circumstances and subject to the qualifications described in this Prospectus.

  Class C Shares. Class C Shares do not incur a sales charge when they are purchased, but are subject to a sales charge if redeemed within the first year after purchase. Class C Shares are subject to a CDSC equal to 1.00% of the lesser of the then current net asset value or the original purchase price on Class C Shares redeemed within the first year after purchase. Class C Shares are subject to ongoing distribution and service fees at an aggregate annual rate of up to 1.00% of the Fund's aggregate average daily net assets attributable to the Class C Shares.


REDEMPTION. Class A Shares may be redeemed at net asset value, without charge, subject to conditions set forth herein. CDSC Shares may be redeemed at net asset value less a deferred sales charge which will vary among each class of CDSC Shares and with the length of time a redeeming shareholder has owned such shares. CDSC Shares redeemed after the expiration of the CDSC period applicable to the respective class of CDSC Shares will not be subject to a deferred sales charge. See "Redemption of Shares."


INVESTMENT ADVISER. Van Kampen American Capital Investment Advisory Corp. (the "Adviser") is the Fund's investment adviser.



DISTRIBUTOR. Van Kampen American Capital Distributors, Inc. (the "Distributor") distributes the Fund's shares.


DISTRIBUTIONS FROM THE FUND. Distributions from net investment income are declared daily and paid monthly; net realized capital gains, if any, are distributed annually. Distributions with respect to each class of shares will be calculated in the same manner on the same day and will be in the same amount except that the different distribution and service fees and administrative expenses relating to each class of shares will be borne exclusively by the respective class of shares. See "Distributions from the Fund."


  The foregoing is qualified in its entirety by reference to the more detailed information appearing elsewhere in this Prospectus.

------------------------------------------------------------------------------
SHAREHOLDER TRANSACTION EXPENSES
------------------------------------------------------------------------------

                                CLASS A         CLASS B         CLASS C
                                SHARES           SHARES          SHARES
                                -------         -------         -------
Maximum sales charge imposed
  on purchases (as a
  percentage of the offering
  price)....................    4.75%(1)          None            None
Maximum sales charge imposed
  on reinvested dividends
  (as a percentage of the
  offering price)...........     None           None(3)         None(3)
Deferred sales charge (as a
  percentage of the lesser
  of the original purchase
  price or redemption
  proceeds).................    None(2)           Year            Year
                                                1--4.00%        1--1.00%
                                                  Year        After--None
                                                2--3.75%
                                                  Year
                                                3--3.50%
                                                  Year
                                                4--2.50%
                                                  Year
                                                5--1.50%
                                                  Year
                                                6--1.00%
                                              After--None
Redemption fees (as a
  percentage of amount
  redeemed).................     None             None            None
Exchange fees...............     None             None            None

------------------------------------------------------------------------------
(1) Reduced on investments of $100,000 or more. See "Purchase of Shares -- Class A Shares."


(2) Investments of $1 million or more are not subject to a sales charge at the time of purchase, but a CDSC of 1.00% may be imposed on redemptions made within one year of the purchase. See "Purchase of Shares -- Deferred Sales Charge Alternatives -- Class A Share Purchases of $1 Million or More."



(3) CDSC Shares received as reinvested dividends are subject to a 12b-1 fee, a portion of which may indirectly pay for the initial sales commission incurred on behalf of the investor. See "Distribution and Service Plans."

------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES AND EXAMPLE
------------------------------------------------------------------------------


                                             CLASS A       CLASS B       CLASS C
                                             SHARES        SHARES        SHARES
                                             -------       -------       -------
Management Fees (as a percentage of
  average daily net assets)..............     0.47%         0.47%         0.47%
12b-1 Fees (as a percentage of average
  daily net assets)(1)...................     0.25%         1.00%         1.00%
Other Expenses (as a percentage of
  average daily net assets)..............     0.22%         0.23%         0.23%
Total Expenses (as a percentage of
  average daily net assets)..............     0.94%         1.70%         1.70%


------------------------------------------------------------------------------


(1) Includes a service fee of up to 0.25% (as a percentage of net asset value) paid by the Fund as compensation for ongoing services rendered to investors. With respect to each class of shares, amounts in excess of 0.25%, if any, represent an asset based sales charge. The asset based sales charge with respect to Class C Shares includes 0.75% (as a percentage of net asset value) paid to investors' broker-dealers as sales compensation.

EXAMPLE:


                                               ONE    THREE   FIVE     TEN
                                               YEAR   YEARS   YEARS   YEARS
                                               ----   -----   -----   -----
You would pay the following expenses on a
  $1,000 investment, assuming (i) an
  operating expense ratio of 0.94% for Class
  A Shares, 1.70% for Class B Shares and
  1.70% for Class C Shares, (ii) 5% annual
  return and (iii) redemption at the end of
  each time period:
  Class A Shares............................   $57     $76     $ 97    $157
  Class B Shares............................   $57     $89     $107    $181*
  Class C Shares............................   $27     $54     $ 92    $201
You would pay the following expenses on the
  same $1,000 investment assuming no
  redemption at the end of each period:
  Class A Shares............................   $57     $76     $ 97    $157
  Class B Shares............................   $17     $54     $ 92    $181*
  Class C Shares............................   $17     $54     $ 92    $201


------------------------------------------------------------------------------


* Based on conversion to Class A Shares after eight years.



  The purpose of the foregoing table is to assist an investor in understanding the various costs and expenses that an investor in the Fund will bear directly or indirectly. The "Example" reflects expenses based on the "Annual Fund Operating Expenses" table as shown above carried out to future years. The ten year amount with respect to Class B Shares of the Fund reflects the lower aggregate 12b-1 and service fees applicable to such shares after conversion of Class A Shares. THE INFORMATION CONTAINED IN THE ABOVE TABLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN. For a more complete description of such costs and expenses, see "Purchase of Shares," "Redemption of Shares," "Investment Advisory Services" and "Distribution and Service Plans."

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (for a share outstanding throughout the periods)
--------------------------------------------------------------------------------

The following schedule presents financial highlights for one Class A Share, one Class B Share and one Class C Share of the Fund outstanding throughout each of the periods indicated. The financial highlights have been audited by KPMG Peat Marwick LLP, independent certified public accountants, for each of the periods indicated and their report thereon appears in the Fund's related Statement of Additional Information. This information should be read in conjunction with the financial statements and related notes thereto included in the related Statement of Additional Information.

                                                                  CLASS A SHARES
                              ---------------------------------------------------------------------------------------

                               YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                              DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                  1996           1995           1994           1993           1992           1991
                              ------------   ------------   ------------   ------------   ------------   ------------
Net Asset Value, Beginning of
 the Period..................   $15.549        $14.261        $16.164        $15.310        $15.071        $14.250
 Net Investment Income.......      .898           .874           .886           .964          1.041          1.066
 Net Realized and Unrealized
  Gain/Loss on Investments...     (.298)         1.296         (1.907)          .862           .374           .853
                                -------        -------        -------        -------        -------        -------
Total from Investment
 Operations..................      .600          2.170         (1.021)         1.826          1.415          1.919
                                -------        -------        -------        -------        -------        -------
Less:
 Distributions from and in
  Excess of Net Investment
  Income(2)..................      .882           .882           .882           .972          1.044          1.098
 Distributions from and in
  Excess of Net Realized
  Gains(2)...................         0              0           .000           .000           .132           .000
                                -------        -------        -------        -------        -------        -------
Total Distributions..........      .882           .882           .882           .972          1.176          1.098
                                -------        -------        -------        -------        -------        -------
Net Asset Value, End of the
 Period......................   $15.267        $15.549        $14.261        $16.164        $15.310        $15.071
                                =======        =======        =======        =======        =======        =======
Total Return(1)..............     4.07%         15.61%         (6.37%)        12.20%          9.69%         13.98%
Net Assets at End of Period
 (in millions)...............   $ 792.3        $ 839.7        $ 495.8        $ 597.6        $ 463.6        $ 293.7

                                CLASS A SHARES                                   CLASS B SHARES
                               ----------------   ----------------------------------------------------------------------------
                                AUGUST 1, 1990
                               (COMMENCEMENT OF                                                               AUGUST 24, 1992
                                  INVESTMENT                                                                  (COMMENCEMENT OF
                                OPERATIONS) TO     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED    DISTRIBUTION) TO
                                 DECEMBER 31,     DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,     DECEMBER 31,
                                     1990             1996           1995           1994           1993             1992
                               ----------------   ------------   ------------   ------------   ------------   ----------------
Net Asset Value, Beginning of
 the Period..................      $14.263          $15.549        $14.261        $16.139        $15.308          $15.481
 Net Investment Income.......         .406             .783           .762           .780           .852             .320
 Net Realized and Unrealized
  Gain/Loss on Investments...        (.049)           (.297)         1.294         (1.890)          .845            (.033)
                                     -----          -------        -------        -------        -------          -------
Total from Investment
 Operations..................         .357             .486          2.056         (1.110)         1.697             .287
                                     -----          -------        -------        -------        -------          -------
Less:
 Distributions from and in
  Excess of Net Investment
  Income(2)..................         .370             .768           .768           .768           .866             .328
 Distributions from and in
  Excess of Net Realized
  Gains(2)...................         .000                0           .000              0           .000             .132
                                     -----          -------        -------        -------        -------          -------
Total Distributions..........         .370             .768           .768           .768           .866             .460
                                     -----          -------        -------        -------        -------          -------
Net Asset Value, End of the
 Period......................      $14.250          $15.267        $15.549        $14.261        $16.139          $15.308
                                     =====          =======        =======        =======        =======          =======
Total Return(1)..............        2.57%*           3.29%         14.74%         (6.96%)        11.33%            1.90%*
Net Assets at End of Period
 (in millions)...............      $ 146.6          $ 211.0        $ 216.6        $ 158.7        $ 168.2          $  48.4

                                                      CLASS C SHARES
                               -------------------------------------------------------------

                                                                            AUGUST 13, 1993
                                                                            (COMMENCEMENT OF
                                YEAR ENDED     YEAR ENDED     YEAR ENDED    DISTRIBUTION) TO
                               DECEMBER 31,   DECEMBER 31,   DECEMBER 31,     DECEMBER 31,
                                   1996           1995           1994             1993
                               ------------   ------------   ------------   ----------------
Net Asset Value, Beginning of
 the Period..................    $15.545        $14.262        $16.141          $15.990
 Net Investment Income.......       .782           .771           .783             .300
 Net Realized and Unrealized
  Gain/Loss on Investments...      (.305)         1.280         (1.894)            .171
                                 -------        -------        -------          -------
Total from Investment
 Operations..................       .477          2.051         (1.111)            .471
                                 -------        -------        -------          -------
Less:
 Distributions from and in
  Excess of Net Investment
  Income(2)..................       .768           .768           .768             .320
 Distributions from and in
  Excess of Net Realized
  Gains(2)...................          0              0           .000             .000
                                 -------        -------        -------          -------
Total Distributions..........       .768           .768           .768             .320
                                 -------        -------        -------          -------
Net Asset Value, End of the
 Period......................    $15.254        $15.545        $14.262          $16.141
                                 =======        =======        =======          =======
Total Return(1)..............      3.16%         14.74%         (6.97%)           2.96%*
Net Assets at End of Period
 (in millions)...............    $  12.9        $  11.2        $   3.9          $   4.1


                                                   (Continued on following page)

                   See Financial Statements and Notes Thereto

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS -- continued (for a share outstanding throughout the periods)
--------------------------------------------------------------------------------

                                                                  CLASS A SHARES
                              ---------------------------------------------------------------------------------------

                               YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                              DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                  1996           1995           1994           1993           1992           1991
                              ------------   ------------   ------------   ------------   ------------   ------------
Ratio of Expenses to Average
 Net Assets
 (annualized)(1).............      .94%           .99%           .99%           .87%           .86%           .59%
Ratio of Net Investment
 Income to Average Net
 Assets(1) (annualized)......     5.93%          5.86%          5.93%          6.08%          6.76%          7.29%
Portfolio Turnover...........       73%            61%            75%            82%            92%           106%

                                CLASS A SHARES                                   CLASS B SHARES
                               ----------------   ----------------------------------------------------------------------------
                                AUGUST 1, 1990
                               (COMMENCEMENT OF                                                               AUGUST 24, 1992
                                  INVESTMENT                                                                  (COMMENCEMENT OF
                                OPERATIONS) TO     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED    DISTRIBUTION) TO
                                 DECEMBER 31,     DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,     DECEMBER 31,
                                     1990             1996           1995           1994           1993             1992
                               ----------------   ------------   ------------   ------------   ------------   ----------------
Ratio of Expenses to Average
 Net Assets
 (annualized)(1).............         .89%            1.70%          1.73%          1.70%          1.65%            1.66%
Ratio of Net Investment
 Income to Average Net
 Assets(1) (annualized)......        7.11%            5.17%          5.09%          5.22%          5.19%            5.23%
Portfolio Turnover...........         109%              73%            61%            75%            82%              92%

                                                      CLASS C SHARES
                               -------------------------------------------------------------

                                                                            AUGUST 13, 1993
                                                                            (COMMENCEMENT OF
                                YEAR ENDED     YEAR ENDED     YEAR ENDED    DISTRIBUTION) TO
                               DECEMBER 31,   DECEMBER 31,   DECEMBER 31,     DECEMBER 31,
                                   1996           1995           1994             1993
                               ------------   ------------   ------------   ----------------
Ratio of Expenses to Average
 Net Assets
 (annualized)(1).............      1.70%          1.72%          1.74%            1.85%
Ratio of Net Investment
 Income to Average Net
 Assets(1) (annualized)......      5.17%          5.24%          5.19%            3.95%
Portfolio Turnover...........        73%            61%            75%              82%


----------------


(1) Total Return does not reflect the effect of sales charges. During the time period noted for Class C Shares, no expenses were assumed by the Adviser. If certain expenses had not been waived or assumed by the Adviser for Class A Shares and Class B Shares, total return would have been lower and the ratios would have been as follows:


 Ratio of Expenses to Average
  Net Assets (annualized)....         .94%             .99%           .99%           .98%          1.00%            1.07%
 Ratio of Net Investment
  Income to Average Net
  Assets (annualized)........        5.93%            5.86%          5.93%          5.97%          6.62%            6.81%

 Ratio of Expenses to Average
  Net Assets (annualized)....        1.19%            1.70%          1.73%          1.20%          1.73%            2.42%
 Ratio of Net Investment
  Income to Average Net
  Assets (annualized)........        6.81%            5.17%          5.09%          5.22%          5.11%            4.48%

 Ratio of Expenses to Average
  Net Assets (annualized)....         --                --             --              --
 Ratio of Net Investment
  Income to Average Net
  Assets (annualized)........         --                --             --              --


(2) Distributions in excess result from temporary differences inherent in the recognition of interest income and capital gains under generally accepted accounting principles and for federal income tax purposes.

 *  Non-Annualized.

                   See Financial Statements and Notes Thereto

------------------------------------------------------------------------------
THE FUND
------------------------------------------------------------------------------

  Van Kampen American Capital Municipal Income Fund (the "Fund") is a separate diversified series of Van Kampen American Capital Tax Free Trust (the "Trust"), which is an open-end management investment company, commonly known as a "mutual fund," organized as a Delaware business trust. Mutual funds sell their shares to investors and invest the proceeds in a portfolio of securities. A mutual fund allows investors to pool their money with that of other investors in order to obtain professional investment management. Mutual funds generally make it possible for investors to obtain greater diversification of their investments and to simplify their recordkeeping.

  Van Kampen American Capital Investment Advisory Corp. (the "Adviser") provides investment advisory and administrative services to the Fund. The Adviser and its affiliates also manage other mutual funds distributed by Van Kampen American Capital Distributors, Inc. (the "Distributor"). To obtain prospectuses and other information on any of these other funds, please call the telephone number on the cover page of the Prospectus.

------------------------------------------------------------------------------
INVESTMENT OBJECTIVE AND POLICIES
------------------------------------------------------------------------------

  The investment objective of the Fund is to provide investors with a high level of current income exempt from federal income tax, consistent with preservation of capital. The Fund's investment objective is a fundamental policy and may not be changed without shareholder approval. Under normal market conditions, the Fund invests at least 80% of its total assets in tax-exempt municipal securities rated investment grade. The Fund's policy with respect to ratings is not a fundamental policy, and thus may be changed by the Trustees without shareholder approval. See "Municipal Securities." The Fund intends, however, to maintain at all times at least 80% of its total assets in tax-exempt municipal securities rated investment grade or deemed by the investment adviser to be of comparable quality at the time of investment. Investment grade securities are securities rated BBB or higher by Standard & Poor's Ratings Group ("S&P") or Baa or higher by Moody's Investors Service, Inc. ("Moody's") in the case of long-term obligations, and have equivalent ratings in the case of short-term obligations. According to published guidelines, securities rated BBB by S&P are regarded by S&P as having an adequate capacity to pay interest and repay principal. Whereas such securities normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely, in the opinion of S&P, to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories. According to published guidelines, securities rated Baa by Moody's are considered by Moody's as medium grade obligations. Such securities are, in the opinion of Moody's, neither highly protected nor poorly secured. Interest payments and principal security appear to Moody's to be adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. In the opinion of Moody's they lack outstanding investment characteristics and in fact have speculative characteristics as well.

  Up to 20% of the Fund's total assets may be invested in tax-exempt municipal securities rated, at the time of investment, between BB and B- (inclusive) by S&P or between Ba and B3 (inclusive) by Moody's (or equivalently rated short-term obligations) and unrated tax-exempt securities that the Adviser considers to be comparable quality. These securities are below investment grade and are regarded by S&P, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. While in the opinion of S&P such securities will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. These securities are regarded by Moody's as generally lacking characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the securities' contract over any long period of time may, in the opinion of Moody's, be small. Debt securities rated below investment grade are commonly referred to as "junk bonds." For a description of S&P's and Moody's ratings see the Statement of Additional Information. From time to time the Fund temporarily may also invest up to 10% of its assets in tax exempt money market funds. Such instruments will be treated as investments in municipal securities.

  An investment in the Fund may not be appropriate for all investors. The Fund is not intended to be a complete investment program, and investors should consider their long-term investment goals and financial needs when making an investment decision with respect to the Fund. An investment in the Fund is intended to be a long-term investment and should not be used as a trading vehicle.

------------------------------------------------------------------------------
MUNICIPAL SECURITIES
------------------------------------------------------------------------------

  GENERAL. Tax-exempt municipal securities are debt obligations issued by or on behalf of the governments of states, territories or possessions of the United States, the District of Columbia and their political subdivisions, agencies and instrumentalities, certain interstate agencies and certain territories of the United States, the interest on which, in the opinion of bond counsel or other counsel to the issuer of such securities, is exempt from federal income tax. Under normal market conditions, up to 100% but not less than 80%, of the Fund's assets will be invested in municipal securities. The foregoing is a fundamental policy of the Fund and cannot be changed without approval of the shareholders of the Fund.

  The two principal classifications of municipal securities are "general obligation" and "revenue" securities. "General obligation" securities are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest. "Revenue" securities are usually payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source. Industrial development bonds are usually revenue securities, the credit quality of which is normally directly related to the credit standing of the industrial user involved.

  Within these principal classifications of municipal securities there are a variety of categories of municipal securities, including fixed and variable rate securities, municipal bonds, municipal notes, municipal leases, custodial receipts, participation certificates and derivative municipal securities the terms of which include elements of, or are similar in effect to, certain Strategic Transactions (as defined below) in which the Fund may engage. Variable rate securities bear rates of interest that are adjusted periodically according to formulae intended to reflect market rates of interest and include securities whose rates vary inversely with changes in market rates of interest. The Fund will not invest more than 15% of its total assets in derivative municipal securities such as inverse floaters, whose rates vary inversely with changes in market rates of interest or range floaters or capped floaters whose rates are subject to periodic or lifetime caps. Such securities may also pay a rate of interest determined by applying a multiple to the variable rate. The extent of increases and decreases in the value of securities whose rates vary inversely with market rates of interest generally will be larger than comparable changes in the value of such municipal securities generally will fluctuate in response to changes in market rates of interest to a greater extent than the value of an equal principal amount of a fixed rate municipal security having similar credit quality, redemption provisions and maturity. Municipal notes include tax, revenue and bond anticipation notes of short maturity, generally less than three years, which are issued to obtain temporary funds for various public purposes. Municipal leases are obligations issued by state and local governments or authorities to finance the acquisition of equipment and facilities. Certain municipal lease obligations may include "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. Custodial receipts are underwritten by securities dealers or banks and evidence ownership of future interest payments, principal payments or both on certain municipal securities. Participation certificates are obligations issued by state or local governments or authorities to finance the acquisition of equipment and facilities. They may represent participations in a lease, an installment purchase contract, or a conditional sales contract. Some municipal securities may not be backed by the faith, credit and taxing power of the issuer. Certain of the municipal securities in which the Fund may invest represent relatively recent innovations in the municipal securities markets. While markets for such recent innovations progress through stages of development, such markets may be less developed than more fully developed markets for municipal securities. A more detailed description of the types of municipal securities in which the Fund may invest is included in the Statement of Additional Information.

  The net asset value of the Fund will change with changes in the value of its portfolio securities. Because the Fund will invest primarily in fixed income municipal securities, the net asset value of the Fund can be expected to change as general levels of interest rates fluctuate. When interest rates decline, the value of a portfolio invested in fixed income securities generally can be expected to rise. Conversely, when interest rates rise, the value of a portfolio invested in fixed income securities generally can be expected to decline. Volatility may be greater during periods of general economic uncertainty.

  From time to time, proposals have been introduced before Congress that would have the effect of reducing or eliminating the federal tax exemption on municipal securities. If such a proposal were enacted, the ability of the Fund to pay tax exempt interest dividends might be adversely affected.

  LOWER GRADE MUNICIPAL SECURITIES. The Fund may invest up to 20% of its total assets in lower grade tax-exempt municipal securities or in unrated municipal securities considered by the Adviser to be of comparable quality. Lower grade municipal securities are rated between BB and B- by S&P or between Ba and B3 by Moody's, in each case inclusive of such rating categories. Higher yields are generally available from municipal securities of such grade. With respect to such 20% of the Fund's total assets, the Fund has not established any limit on the percentage of its portfolio which may be invested in securities in any one rating category.

  Investors should carefully consider the risks of owning shares of an investment company which invests in lower grade municipal securities before making an investment in the Fund. The higher yield on certain securities held by the Fund reflects a greater possibility that the financial condition of the issuer, or adverse changes in general economic conditions, or both, may impair the ability of the issuer to make payments of income and principal. See "Special Considerations Regarding the Fund."

  The Adviser seeks to minimize the risks involved in investing in lower grade municipal securities through diversification and careful investment analysis. To the extent that there is no established retail market for some of the lower grade municipal securities in which the Fund may invest, trading in such securities may be relatively inactive. The Adviser is responsible for determining the net asset value of the Fund, subject to the supervision of the Board of Trustees of the Trust. During periods of reduced market liquidity and in the absence of readily available market quotations for lower grade municipal securities held in the Fund's portfolio, the ability of the Adviser to value the Fund's securities becomes more difficult and the Adviser's use of judgment may play a greater role in the valuation of the Fund's securities due to the reduced availability of reliable objective data. The effects of adverse publicity and investor perceptions may be more pronounced for securities for which no established retail market exists as compared with the effects on securities for which such a market does exist. Further, the Fund may have more difficulty selling such securities in a timely manner and at their stated value than would be the case for securities for which an established retail market does exist. See "Special Considerations Regarding the Fund."

  SELECTION OF INVESTMENTS. The Adviser will buy and sell securities for the Fund's portfolio with a view to seeking a high level of current income exempt from federal income tax and will select securities which the Adviser believes entail reasonable credit risk considered in relation to the investment policies of the Fund. As a result, the Fund will not necessarily invest in the highest yielding tax-exempt municipal securities permitted by the investment policies if the Adviser determines that market risks or credit risks associated with such investments would subject the Fund's portfolio to excessive risk. The potential for realization of capital gains resulting from possible changes in interest rates will not be a major consideration. There is no limitation as to the maturity of municipal securities in which the Fund may invest. The Adviser may adjust the average maturity of the Fund's portfolio from time to time, depending on its assessment of the relative yields available on securities of different maturities and its expectations of future changes in interest rates. Other than for tax purposes, frequency of portfolio turnover will generally not be a limiting factor if the Fund considers it advantageous to purchase or sell securities. The Fund may have annual portfolio turnover rates in excess of 100%. A high rate of portfolio turnover involves correspondingly greater brokerage commission expenses or dealer costs than a lower rate, which expenses and costs must be borne by the Fund and its shareholders. High portfolio turnover may also result in the realization of substantial net short-term capital gains and any distributions resulting from such gains will be taxable. See "Tax Status" in this Prospectus and "Investment Policies and Restrictions" in the Statement of Additional Information.

  DEFENSIVE STRATEGIES. At times conditions in the markets for tax-exempt municipal securities may, in the Adviser's judgment, make pursuing the Fund's basic investment strategy inconsistent with the best interests of its shareholders. At such times, the Adviser may use alternative strategies primarily designed to reduce fluctuations in the value of the Fund's assets. In implementing these "defensive" strategies, the Fund may invest to a substantial degree in high-quality, short-term municipal obligations. If these high-quality, short-term municipal obligations are not available or, in the Adviser's judgment, do not afford sufficient protection against adverse market conditions, the Fund may invest in taxable obligations. Such taxable obligations may include: obligations of the U.S. Government, its agencies or instrumentalities; other debt securities rated within the four highest grades by either S&P or Moody's; commercial paper rated in the highest grade by either rating service; certificates of deposit and bankers' acceptances; repurchase agreements with respect to any of the foregoing investments; or any other fixed-income securities that the Adviser considers consistent with such strategy.

------------------------------------------------------------------------------
INVESTMENT PRACTICES
------------------------------------------------------------------------------

  In connection with the investment policies described above, the Fund also may engage in strategic transactions and purchase and sell securities on a "when issued" and "delayed delivery" basis. These investments entail risks. Strategic transactions generally will not be treated as investments in tax-exempt municipal securities for purposes of the Fund's 80% investment policy with respect thereto.

  STRATEGIC TRANSACTIONS. The Fund may purchase and sell derivative instruments such as exchange-listed and over-the-counter put and call options on securities, financial futures, fixed-income indices and other financial instruments, purchase and sell financial futures contracts and enter into various interest rate transactions such as swaps, caps, floors or collars. Collectively, all of the above are referred to as "Strategic Transactions." Strategic Transactions may be used to attempt to protect against possible changes in the market value of securities held in or to be purchased for the Fund's portfolio resulting from securities markets, to protect the Fund's unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of the Fund's portfolio, or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities. Any or all of these investment techniques may be used at any time and there is no particular strategy that dictates the use of one technique rather than another, as use of any Strategic Transaction is a function of numerous variables including market conditions. The ability of the Fund to utilize these Strategic Transactions successfully will depend on the Adviser's ability to predict pertinent market movements, which cannot be assured. The Fund will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments. Strategic Transactions involving financial futures and options thereon will be purchased, sold or entered into only for bona fide hedging, risk management or portfolio management purposes and not for speculative purposes.

  Strategic Transactions have risks associated with them including possible default by the other party to the transaction, illiquidity and, to the extent the Adviser's view as to certain market movements is incorrect, the risk that the use of such Strategic Transactions could result in losses greater than if they had not been used. Use of put and call options may result in losses to the Fund, force the sale of portfolio securities at inopportune times or for prices other than at current market values, limit the amount of appreciation the Fund can realize on its investments or cause the Fund to hold a security it might otherwise sell. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of the Fund creates the possibility that losses on the hedging instrument may be greater than gains in the value of the Fund's position. In addition, futures and options markets may not be liquid in all circumstances and certain over-the-counter options may have no markets. As a result, in certain markets, the Fund might not be able to close out a transaction without incurring substantial losses, if at all. Although the contemplated use of these futures contracts and options thereon should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in value of such position. Finally, the daily variation margin requirements for futures contracts would create a greater ongoing potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium. Losses resulting from the use of Strategic Transactions would reduce net asset value, and possibly income, and such losses can be greater than if the Strategic Transactions had not been utilized. The Strategic Transactions that the Fund may use and some of their risks are described more fully in the Fund's Statement of Additional Information.

  Income earned or deemed to be earned, if any, by the Fund from its Strategic Transactions will generally be taxable income of the Fund. See "Tax Status."


  "WHEN ISSUED" AND "DELAYED DELIVERY" TRANSACTIONS. The Fund may also purchase and sell municipal securities on a "when issued" and "delayed delivery" basis. No income accrues to the Fund on municipal securities in connection with such purchase transactions prior to the date the Fund actually takes delivery of such securities. These transactions are subject to market fluctuation; the value of the municipal securities at delivery may be more or less than their purchase price, and yields generally available on municipal securities when delivery occurs may be higher or lower than yields on the municipal securities obtained pursuant to such transactions. Because the Fund relies on the buyer or seller, as the case may be, to consummate the transaction, failure by the other party to complete the transaction may result in the Fund missing the opportunity of obtaining a price or yield considered to be advantageous. When the Fund is the buyer in such a transaction, however, it will maintain, in a segregated account with its custodian, cash or liquid securities having an aggregate value equal to the amount of such purchase commitments until payment is made. The Fund will make commitments to purchase municipal securities on such basis only with the intention of actually acquiring these securities, but the Fund may sell such securities prior to the settlement date if such sale is considered to be advisable. To the extent the Fund engages in "when issued" and "delayed delivery" transactions, it will do so for the purpose of acquiring securities for the Fund's portfolio consistent with the Fund's investment objective and policies and not for the purposes of investment leverage. No specific limitation exists as to the percentage of the Fund's assets which may be used to acquire securities on a "when issued" or "delayed delivery" basis.


  OTHER PRACTICES. The Fund has no restrictions on the maturity of municipal bonds in which it may invest. The Fund will seek to invest in municipal bonds of such maturities that, in the judgment of the Fund and the Adviser, will provide a high level of current income consistent with liquidity requirements and market conditions.

  The Fund may borrow amounts up to 5% of its net assets in order to pay for redemptions when liquidation of portfolio securities is considered disadvantageous or inconvenient and may pledge up to 10% of its net assets to secure such borrowings.

  The Fund generally will not invest more than 25% of its total assets in any industry, nor will the Fund generally invest more than 5% of its assets in the securities of any single issuer. Governmental issuers of municipal securities are not considered part of any "industry." However, municipal securities backed only by the assets and revenues of nongovernmental users may for this purpose be deemed to be issued by such nongovernmental users, and the 25% limitation would apply to such obligations. It is nonetheless possible that the Fund may invest more than 25% of its assets in a broader segment of the municipal securities market, such as revenue obligations of hospitals and other health care facilities, housing agency revenue obligations, or airport revenue obligations if the Adviser determines that the yields available from obligations in a particular segment of the market justified the additional risks associated with a large investment in such segment. Although such obligations could be supported by the credit of governmental users, or by the credit of nongovernmental users engaged in a number of industries, economic, business, political and other developments generally affecting the revenues of such users (for example, proposed legislation or pending court decisions affecting the financing of such projects and market factors affecting the demand for their services or products) may have a general adverse effect on all municipal securities in such a market segment. The Fund reserves the right to invest more than 25% of its assets in industrial development bonds or in issuers located in the same state, although it has no present intention to invest more than 25% of its assets in issuers located in the same state. If the Fund were to invest more than 25% of its assets in issuers located in the same state, it would be more susceptible to adverse economic, business, or regulatory conditions in that state.

  PORTFOLIO TRANSACTIONS AND BROKERAGE ALLOCATION. The Adviser is responsible for decisions to buy and sell securities for the Fund, the selection of brokers and dealers to effect the transactions and the negotiation of prices and any brokerage commissions. The securities in which the Fund invests are traded principally in the over-the-counter market. In the over-the-counter market, securities are generally traded on a net basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a mark-up to the dealer. Securities purchased in underwritten offerings generally include, in the price, a fixed amount of compensation for the managers, underwriters and dealers. The Fund may also purchase certain money market instruments directly from an issuer, in which case no commissions or discounts are paid. Purchases and sales of bonds on a stock exchange are effected through brokers who charge a commission for their services.

  The Adviser is responsible for effecting securities transactions of the Fund and will do so in a manner deemed fair and reasonable to shareholders of the Fund and not according to any formula. The Adviser's primary considerations in selecting the manner of executing securities transactions for the Fund will be prompt execution of orders, the size and breadth of the market for the security, the reliability, integrity and financial condition and execution capability of the firm, the size of and difficulty in executing the order, and the best net price. There are many instances when, in the judgment of the Adviser, more than one firm can offer comparable execution services. In selecting among such firms, consideration is given to those firms which supply research and other services in addition to execution services. However, it is not the policy of the Adviser, absent special circumstances, to pay higher commissions to a firm because it has supplied such services.

  In effecting purchases and sales of the Fund's portfolio securities, the Adviser and the Fund may place orders with and pay brokerage commissions to brokers, including brokers which may be affiliated with the Fund, the Adviser and the Distributor or dealers participating in the offering of the Fund's shares. In addition, in selecting among firms to handle a particular transaction, the Adviser and the Fund may take into account whether the firm has sold or is selling shares of the Fund. See "Portfolio Transactions and Brokerage Allocation" in the Statement of Additional Information for more information.

------------------------------------------------------------------------------
SPECIAL CONSIDERATIONS REGARDING THE FUND
------------------------------------------------------------------------------

  In normal circumstances, the Fund may invest up to 20% of its total assets in lower grade tax-exempt municipal securities or in unrated municipal securities considered by the Adviser to be of comparable quality. Lower grade municipal securities are rated between BB and B- by S&P or between Ba and B3 by Moody's, in each case inclusive of such rating categories. Investment in lower grade municipal securities involves special risks as compared with investment in higher grade municipal securities. The market for lower grade municipal securities is considered to be less liquid than the market for investment grade municipal securities which may adversely affect the ability of the Fund to dispose of such securities in a timely manner at a price which reflects the value of such security in the Adviser's judgement. The market price for less liquid securities tends to be more volatile than the market price for more liquid securities. Illiquid securities and the absence of readily available market quotations with respect thereto may make the Adviser's valuation of such securities more difficult, and the Adviser's judgment may play a greater role in the valuation of the Fund's securities. Lower grade municipal securities generally involve greater credit risk than higher grade municipal securities and are more sensitive to adverse economic changes, significant increases in interest rates and individual issuer developments. Because issuers of lower grade municipal securities frequently choose not to seek a rating of their municipal securities, the Fund will rely more heavily on the Adviser's ability to determine the relative investment quality of such securities than if the Fund invested exclusively in higher grade municipal securities. The Fund may, if deemed appropriate by the Adviser, retain a security whose rating has been downgraded below B- by S&P or below B3 by Moody's, or whose rating has been withdrawn. More detailed information concerning the risks associated with instruments in lower grade municipal securities is included in the Fund's Statement of Additional Information.

  The Fund may invest a substantial portion of its assets in municipal securities that pay interest that is subject to the federal alternative minimum tax. The Fund may not be a suitable investment for investors who are already subject to the federal alternative minimum tax or who would become subject to the federal alternative minimum tax as a result of an investment in the Fund.


  The table below sets forth the percentages of the Fund's assets invested during the fiscal year ended December 31, 1996 in the various Moody's and S&P rating categories and in unrated securities determined by the Adviser to be of comparable quality. The percentages are based on the dollar-weighted average of credit ratings of all municipal securities held by the Fund during the 1996 fiscal year, computed on a monthly basis.



                                                         YEAR ENDED
                                                     DECEMBER 31, 1996
                                     --------------------------------------------------
                                                                UNRATED SECURITIES OF
                                        RATED SECURITIES         COMPARABLE QUALITY
              RATING                   AS A PERCENTAGE OF        AS A PERCENTAGE OF
             CATEGORY                   PORTFOLIO VALUE            PORTFOLIO VALUE
             --------                  ------------------       ---------------------
AAA/Aaa............................          38.20%                      3.01%
AA/Aa..............................           7.83                       0.00
A/A................................          12.40                       0.92
BBB/Baa............................          18.18                       5.41
BB/Ba..............................           1.69                       7.27
B/B................................           0.37                       3.98
CCC/Caa............................           0.05                       0.67
CC/Ca..............................           0.00                       0.00
C/C................................           0.00                       0.00
D..................................           0.00                       0.02
                                            ------                     ------
Percentage of Rated and Unrated
  Securities.......................          78.72%                     21.28%
                                            ======                     ======


  The portfolio composition shown in the table above reflects the allocation of assets by the Fund during periods of relative instability in the market for lower grade securities. The percentage of the Fund's assets invested in securities of various grades may from time to time vary substantially from those set forth above.

------------------------------------------------------------------------------
INVESTMENT ADVISORY SERVICES
------------------------------------------------------------------------------


  THE ADVISER. Van Kampen American Capital Investment Advisory Corp. (the "Adviser") is the investment adviser for the Fund. The Adviser is a wholly-owned subsidiary of Van Kampen American Capital, Inc. ("Van Kampen American Capital"). Van Kampen American Capital is a diversified asset management company with more than two million retail investor accounts, extensive capabilities for managing institutional portfolios, and more than $57 billion under management or supervision. Van Kampen American Capital's more than 40 open-end and

38 closed-end funds and more than 2,500 unit investment trusts are professionally distributed by leading financial advisers nationwide. Van Kampen American Capital Distributors, Inc. (the "Distributor"), the distributor of the Fund and sponsor of the funds mentioned above, is a wholly-owned subsidiary of Van Kampen American Capital.



  Van Kampen American Capital is a wholly-owned subsidiary of VK/AC Holding, Inc. VK/AC Holding, Inc. is a wholly-owned subsidiary of MSAM Holdings II, Inc. which, in turn, is a wholly-owned subsidiary of Morgan Stanley Group Inc. The Adviser's principal office is located at One Parkview Plaza, Oakbrook Terrace, Illinois 60181.



  Morgan Stanley Group Inc. and various of its directly or indirectly owned subsidiaries, including Morgan Stanley & Co. Incorporated, a registered broker-dealer and investment adviser, and Morgan Stanley International, are engaged in a wide range of financial services. Their principal businesses include securities underwriting, distribution and trading; merger, acquisition, restructuring and other corporate finance advisory activities; merchant banking; stock brokerage and research services; asset management; trading of futures, options, foreign exchange, commodities and swaps (involving foreign exchange, commodities, indices and interest rates); real estate advice, financial and investing; and global custody, securities clearance services and securities lending.



  On February 5, 1997, Morgan Stanley Group Inc. and Dean Witter, Discover & Co. announced that they had entered into an Agreement and Plan of Merger to form Morgan Stanley, Dean Witter, Discover & Co. Subject to certain conditions being met, it is currently anticipated that the transaction will close in mid-1997. Thereafter, Van Kampen American Capital Investment Advisory Corp. will be an indirect subsidiary of Morgan Stanley, Dean Witter, Discover & Co.



  Dean Witter, Discover & Co. is a financial services company with three major businesses; full service brokerage, credit services and asset management.


  ADVISORY AGREEMENT. The business and affairs of the Fund will be managed under the direction of the Board of Trustees of the Trust, of which the Fund is a separate series. Subject to their authority, the Adviser and the respective officers of the Fund will supervise and implement the Fund's investment activities and will be responsible for overall management of the Fund's business affairs. The Fund will pay the Adviser a fee equal to a percentage of the average daily net assets of the Fund as follows:

                AVERAGE DAILY NET ASSETS                     % PER ANNUM
                ------------------------                    -------------
First $500 million......................................    0.50 of 1.00%
Over $500 million.......................................    0.45 of 1.00%

  Under its investment advisory agreement with the Adviser, the Fund has agreed to assume and pay the charges and expenses of the Fund's operation, including the compensation of the Trustees of the Trust (other than those who are affiliated persons, as defined in the Investment Company Act of 1940, as amended (the

"1940 Act"), of the Adviser, the Distributor or Van Kampen American Capital), the charges and expenses of independent accountants, legal counsel, transfer agent (ACCESS Investor Services, Inc. ("ACCESS"), a wholly-owned subsidiary of Van Kampen American Capital), or dividend disbursing agent and the custodian (including fees for safekeeping of securities), costs of calculating net asset value, costs of acquiring and disposing of portfolio securities, interest (if any) on obligations incurred by the Fund, costs of share certificates, membership dues in the Investment Company Institute or any similar organization, reports and notices to shareholders, costs of registering shares of the Fund under the federal securities laws, miscellaneous expenses and all taxes and fees to federal, state or other governmental agencies. The Adviser reserves the right in its sole discretion from time-to-time to waive all or a portion of its management fee or to reimburse the Fund for all or a portion of its other expenses.



  PERSONAL INVESTING POLICIES. The Fund and the Adviser have adopted Codes of Ethics designed to recognize the fiduciary relationship between the Fund and the Adviser and its employees. The Codes permit directors, trustees, officers and employees to buy and sell securities for their personal accounts subject to certain restrictions. Persons with access to certain sensitive information are subject to preclearance and other procedures designed to prevent conflicts of interest.


  PORTFOLIO MANAGEMENT. David C. Johnson, a Senior Vice President of the Adviser has been primarily responsible for the day-to-day management of the Fund's portfolio since August, 1990. Mr. Johnson has been employed by the Adviser since April 1989.
------------------------------------------------------------------------------
ALTERNATIVE SALES ARRANGEMENTS
------------------------------------------------------------------------------

  The Alternative Sales Arrangements permit an investor to choose the method of purchasing shares that is more beneficial to the investor, taking into account the amount of the purchase, the length of time the investor expects to hold the shares, whether the investor wishes to receive dividends in cash or to reinvest them in additional shares of the Fund, and other circumstances. Investors should consider such factors together with the amount of sales charges and accumulated distribution and service fees with respect to each class of shares that may be incurred over the anticipated duration of their investment in the Fund.

  The Fund offers three classes of shares, designated Class A Shares, Class B Shares and Class C Shares. Shares of each class are offered at a price equal to their net asset value per share plus a sales charge which, at the election of the purchaser, may be imposed (a) at the time of purchase ("Class A Shares") or
(b) on a contingent deferred basis (Class A Share accounts over $1 million, "Class B Shares" and "Class C Shares"). Class A Share accounts over $1 million or otherwise subject to a contingent deferred sales charge ("CDSC"), Class B Shares and Class C Shares sometimes are referred to herein collectively as "Contingent Deferred Sales Charge Shares" or "CDSC Shares."

  The minimum initial investment with respect to each class of shares is $500. The minimum subsequent investment with respect to each class of shares is $25. It is presently the policy of the Distributor not to accept any order for Class B Shares in an amount of $500,000 or more and not to accept any order for Class C Shares in an amount of $1 million or more because it ordinarily will be more advantageous for an investor making such an investment to purchase Class A Shares.

  An investor should carefully consider the sales charges applicable to each class of shares and the estimated period of their investment to determine which class of shares is more beneficial for the investor to purchase. For example, investors who would qualify for a significant purchase price discount from the maximum sales charge on Class A Shares may determine that payment of such a reduced front-end sales charge is superior to electing to purchase Class B Shares or Class C Shares, each with no front-end sales charge but subject to a CDSC and a higher aggregate distribution and service fee. However, because initial sales charges are deducted at the time of purchase of Class A Share accounts under $1 million, a purchaser of such Class A Shares would not have all of his or her funds invested initially and, therefore, would initially own fewer shares than if Class B Shares or Class C Shares had been purchased. On the other hand, an investor whose purchase would not qualify for price discounts applicable to Class A Shares and intends to remain invested until after the expiration of the applicable CDSC may wish to defer the sales charge and have all his or her funds initially invested in Class B Shares or Class C Shares. If such an investor anticipates that he or she will redeem such shares prior to the expiration of the CDSC period applicable to Class B Shares, the investor may wish to acquire Class C Shares. Investors must weigh the benefits of deferring the sales charge and having all of their funds invested against the higher aggregate distribution and service fee applicable to Class B Shares and Class C Shares (discussed below).

  Each class of shares represents an interest in the same portfolio of investments of the Fund and has the same rights, except each class of shares (i) bears those distribution fees, service fees and administrative expenses applicable to the respective class of shares as a result of its sales arrangements, (ii) has exclusive voting rights with respect to those provisions of the Fund's Rule 12b-1 distribution plan which relate only to such class and
(iii) has a different exchange privilege. Generally, a class of shares subject to a higher ongoing distribution and service fee or subject to the conversion feature will have a higher expense ratio and pay lower dividends than a class of shares subject to a lower ongoing distribution and service fee or not subject to the conversion feature. The per share net asset values of the different classes of shares are expected to be substantially the same; from time to time, however, the per share net asset values of the classes may differ. The net asset value per share of each class of shares of the Fund will be determined as described in this Prospectus under "Purchase of Shares -- Net Asset Value."


  The administrative expenses that may be allocated to a specific class of shares may consist of (i) ACCESS' expenses attributable to a specific class of shares, which expenses typically will be higher with respect to classes of shares subject to the conversion feature; (ii) printing and postage expenses related to preparing and distributing materials such as shareholder reports, prospectuses and proxy statements to current shareholders of a specific class; (iii) Securities and Exchange Commission (the "SEC") registration fees incurred by a class of shares; (iv) the expense of administrative personnel and services as required to support the shareholders of a specific class; (v) Trustees' fees or expense incurred as a result of issues relating to one class of shares; (vi) accounting expenses relating solely to one class of shares; and (vii) any other incremental expenses subsequently identified that should be properly allocated to one or more classes of shares. All such expenses incurred by a class will be borne on a pro rata basis by the outstanding shares of such class. All allocations of administrative expenses to a particular class of shares will be limited to the extent necessary to preserve the Fund's qualification as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code").

------------------------------------------------------------------------------
PURCHASE OF SHARES
------------------------------------------------------------------------------


  The Fund offers three classes of shares for sale to the public on a continuous basis through the Distributor, as principal underwriter, which is located at One Parkview Plaza, Oakbrook Terrace, Illinois 60181. Shares are also offered through members of the National Association of Securities Dealers, Inc. ("NASD") acting as securities dealers ("dealers") and through NASD members acting as brokers for investors ("brokers") or eligible non-NASD members acting as agents for investors ("financial intermediaries"). The Fund reserves the right to suspend or terminate the continuous public offering of its shares at any time and without prior notice.


  The Fund's shares are offered at the net asset value per share next computed after an investor places an order to purchase directly with the investor's broker, dealer or financial intermediary or directly with the Distributor plus any applicable sales charge. Sales personnel or brokers, dealers and financial intermediaries distributing the Fund's shares may receive different compensation for selling different classes of shares. It is the responsibility of the investor's broker, dealer or financial intermediary to transmit the order to the Distributor. Because the Fund generally will determine net asset value once each business day as of the close of business, purchase orders placed through an investor's broker, dealer or financial intermediary must be transmitted to the Distributor by such broker, dealer or financial intermediary prior to such time in order for the investor's order to be fulfilled on the basis of the net asset value to be determined that day. Any change in the purchase price due to the failure of the Distributor to receive a purchase order prior to such time must be settled between the investor and the broker, dealer or financial intermediary submitting the order.

  The Distributor may from time to time implement programs under which a broker, dealer or financial intermediary's sales force may be eligible to win nominal awards for certain sales efforts or under which the Distributor will reallow to any broker, dealer or financial intermediary that sponsors sales contests or recognition programs conforming to criteria established by the Distributor, or participates in sales programs sponsored by the Distributor, an amount not exceeding the total applicable sales charges on the sales generated by the broker, dealer or financial intermediary at the public offering price during such programs. Other programs provide, among other things and subject to certain conditions, for certain favorable distribution arrangements for shares of the Fund. Also, the Distributor in its discretion may from time to time, pursuant to objective criteria established by it, pay fees to, and sponsor business seminars for, qualifying brokers, dealers or financial intermediaries for certain services or activities which are primarily intended to result in sales of shares of the Fund. Fees may include payment for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives and members of their families to locations within or outside of the United States for meetings or seminars of a business nature. In some instances additional compensation or promotional incentives may be offered to brokers, dealers or financial intermediaries that have sold or may sell significant amounts of shares during specified periods of time. The Distributor may provide additional compensation to Edward D. Jones & Co. or an affiliate thereof based on a combination of its sales of shares and increases in assets under management. Such payments to brokers, dealers and financial intermediaries for sales contests, other sales programs and seminars are made by the Distributor out of its own assets and not out of the assets of the Fund. Such fees paid for such services and activities with respect to the Fund will not exceed in the aggregate 1.25% of the average total daily net assets of the Fund on an annual basis. These programs will not change the price an investor pays for shares or the amount that the Fund will receive from such sale.


CLASS A SHARES

  The public offering price of Class A Shares is equal to the net asset value per share plus an initial sales charge which is a variable percentage of the offering price depending upon the amount of the sale. The table below shows total sales charges and dealer concessions reallowed to dealers and agency commissions paid to brokers with respect to sales of Class A Shares. The sales charge is allocated between the investor's broker, dealer or financial intermediary and the Distributor. As indicated previously, at the discretion of the Distributor, the entire sales charge may be reallowed to such broker, dealer or financial intermediary. The staff of the SEC has taken the position that brokers, dealers or financial intermediaries who receive 90% or more of the sales charge may be deemed to be "underwriters" as that term is defined in the Securities Act of 1933, as amended.

SALES CHARGE TABLE

                                                                              DEALER
                                                                            CONCESSION
                                                                            OR AGENCY
                                             TOTAL SALES CHARGE             COMMISSION
                                     ----------------------------------   --------------
        SIZE OF TRANSACTION           PERCENTAGE OF     PERCENTAGE OF     PERCENTAGE OF
         AT OFFERING PRICE           OFFERING PRICE    NET ASSET VALUE    OFFERING PRICE
----------------------------------------------------------------------------------------
Less than $100,000.................       4.75%              4.99%             4.25%
$100,000 but less than $250,000....       3.75               3.90              3.25
$250,000 but less than $500,000....       2.75               2.83              2.25
$500,000 but less than
  $1,000,000.......................       2.00               2.04              1.75
$1,000,000 or more*................      *                 *                  *

------------------------------------------------------------------------------

   * No sales charge is payable at the time of purchase on investments of $1 million or more, although for such investments the Fund imposes a CDSC of 1.00% on redemptions made within one year of the purchase. A commission will be paid to brokers, dealers or financial intermediaries who initiate and are responsible for purchases of $1 million or more as follows: 1.00% on sales to $2 million, plus 0.80% on the next $1 million and 0.50% on the excess over $3 million. See "Purchase of Shares -- Deferred Sales Charge Alternatives" for additional information with respect to CDSCs.


QUANTITY DISCOUNTS

  Investors purchasing Class A Shares may, under certain circumstances, be entitled to pay reduced sales charges. The circumstances under which such investors may pay reduced sales charges are described below.

  Investors, or their brokers, dealers or financial intermediaries, must notify the Fund whenever a quantity discount is applicable to purchases. Upon such notification, an investor will receive the lowest applicable sales charge. Quantity discounts may be modified or terminated at any time. For more information about quantity discounts, investors should contact their broker, dealer or financial intermediary or the Distributor.


  A person eligible for a reduced sales charge includes an individual, their spouse and children under 21 years of age and any corporation, partnership, or sole proprietorship which is 100% owned, either alone or in combination, by any of the foregoing; a trustee or other fiduciary of a single trust estate or a single fiduciary account; or a "company" as defined is section 2(a)(8) of the 1940 Act.



  As used herein, "Participating Funds" refers to certain open-end investment companies advised by the Adviser or Van Kampen American Capital Asset Management, Inc. and distributed by the Distributor. Additional funds may be added from time to time as determined by the Fund's Board of Trustees as Participating Funds.



  VOLUME DISCOUNTS. The size of investment shown in the preceding sales charge table applies to the total dollar amount being invested by any person at any one time in Class A Shares of the Fund, or in any combination of shares of the Fund and shares of other Participating Funds, although other Participating Funds may have different sales charges.



  CUMULATIVE PURCHASE DISCOUNT. The size of investment shown in the preceding sales charge table may also be determined by combining the amount being invested in Class A Shares of the Fund with other shares of the Fund and shares of Participating Funds, plus the current offering price of all shares of the Fund and other Participating Funds which have been previously purchased and are still owned.



  LETTER OF INTENT. A Letter of Intent provides an opportunity for an investor to obtain a reduced sales charge by aggregating the amount being invested over a 13-month period to determine the sales charge as outlined in the preceding sales charge table. The size of investment shown in the preceding table includes the amount of intended purchases of Class A Shares of the Fund with other shares of the Fund and shares of the Participating Funds plus the value of all shares of the Fund and other Participating Funds previously purchased during such 13-month period and still owned. An investor may elect to compute the 13-month period starting up to 90 days before the date of execution of a Letter of Intent. Each investment made during the period receives the reduced sales charge applicable to the total amount of the investment goal. If trades not initially made under a Letter of Intent subsequently qualify for a lower sales charge through the 90-day back-dating provision, an adjustment will be made at the expiration of the Letter of Intent to give effect to the lower charge. If the goal is not achieved within the 13-month period, the investor must pay the difference between the sales charge applicable to the purchases made and the sales charges previously paid. When an investor signs a Letter of Intent, shares equal to at least 5% of the total purchase amount of the level selected will be restricted from sale or redemption by the investor until the Letter of Intent is satisfied or any additional sales charges have been paid; if the Letter of Intent is not satisfied by the investor and any additional sales charges are not paid, sufficient restricted shares will be redeemed by the Fund to pay such charges. Additional information is contained in the application accompanying this Prospectus.


OTHER PURCHASE PROGRAMS


  Purchasers of Class A Shares may be entitled to reduced initial sales charges in connection with unit investment trust reinvestment programs and purchases by registered representatives of selling firms or purchases by persons affiliated with the Fund or the Distributor. The Fund reserves the right to modify or terminate these arrangements at any time.


  UNIT INVESTMENT TRUST REINVESTMENT PROGRAMS. The Fund permits unitholders of unit investment trusts to reinvest distributions from such trusts in Class A Shares of the Fund at net asset value with no minimum initial or subsequent investment requirement if the administrator of an investor's unit investment trust program meets certain uniform criteria relating to cost savings by the Fund and the

Distributor. The total sales charge for all other investments made from unit trust distributions will be 1.00% of the offering price (1.01% of net asset value). Of this amount, the Distributor will pay to the broker, dealer or financial intermediary, if any, through which such participation in the qualifying program was initiated 0.50% of the offering price as a dealer concession or agency commission. Persons desiring more information with respect to this program, including the applicable terms and conditions thereof, should contact their broker, dealer, financial intermediary or the Distributor.


  The administrator of such a unit investment trust must have an agreement with the Distributor pursuant to which the administrator will (1) submit a single bulk order and make payment with a single remittance for all investments in the Fund during each distribution period by all investors who choose to invest in the Fund through the program and (2) provide ACCESS with appropriate backup data for each participating investor in a computerized format fully compatible with ACCESS' processing system.



  As further requirements for obtaining these special benefits, the Fund also requires that all dividends and other distributions by the Fund be reinvested in additional shares without any systematic withdrawal program. There will be no minimum for reinvestments from unit investment trusts. The Fund will send account activity statements to such participants on a monthly basis only, even if their investments are made more frequently. The Fund reserves the right to modify or terminate this program at any time.


  NAV PURCHASE OPTIONS. Class A Shares of the Fund may be purchased at net asset value, upon written assurance that the purchase is made for investment purposes and that the shares will not be resold except through redemption by the Fund, by:


  (1) Current or retired trustees or directors of funds advised by the Adviser or Van Kampen American Capital Asset Management, Inc. and such persons' families and their beneficial accounts.



  (2) Current or retired directors, officers and employees of Morgan Stanley Group Inc. and any of its subsidiaries, employees of an investment subadviser to any fund described in (1) above or an affiliate of such subadviser; and such persons' families and their beneficial accounts.



  (3) Directors, officers, employees and registered representatives of financial institutions that have a selling group agreement with the Distributor and their spouses and children under 21 years of age when purchasing for any accounts they beneficially own, or, in the case of any such financial institution, when purchasing for retirement plans for such institution's employees.


  (4) Registered investment advisers, trust companies and bank trust departments investing on their own behalf or on behalf of their clients provided that the aggregate amount invested in Class A Shares of the Fund alone, or any combination of shares of the Fund and shares of other Participating Funds as described herein under "Purchase of Shares -- Class A Shares -- Quantity Discounts," during the 13-month period commencing with the first investment pursuant hereto equals at least $1 million. The Distributor may pay brokers, dealers or financial intermediaries through which purchases are made an amount up to 0.50% of the amount invested, over a 12-month period following such transaction.



  (5) Trustees and other fiduciaries purchasing shares for retirement plans of organizations with retirement plan assets of $3 million or more and which invest in multiple fund families through national wirehouse alliance programs.


  (6) Accounts as to which a broker, dealer or financial intermediary charges an account management fee ("wrap accounts"), provided the broker, dealer or financial intermediary has a separate agreement with the Distributor.

  (7) Investors purchasing shares of the Fund with redemption proceeds from other mutual fund complexes on which the investor has paid a front-end sales charge or was subject to a deferred sales charge, whether or not paid, if such redemption has occurred no more than 30 days prior to such purchase.


  (8) Trusts created under pension, profit sharing or other employee benefit plans qualified under Section 401(a) of the Code, or custodial accounts held by a bank created pursuant to Section 403(b) of the Code and sponsored by non-profit organizations defined under Section 501(c)(3) of the Code and assets held by an employer or trustee in connection with an eligible deferred compensation plan under Section 457 of the Code. Such plans will qualify for purchases at net asset value provided, for plans initially establishing accounts with the Distributor in the Participating Funds after February 1, 1997, that (1) the initial amount invested in the Participating Funds is at least $500,000 or (2) such shares are purchased by an employer sponsored plan with more than 100 eligible employees. Such plans that have been established with a Participating Fund or have received proposals from the Distributor prior to February 1, 1997 based on net asset value purchase privileges previously in effect will be qualified to purchase shares of the Participating Funds at net asset value for accounts established on or before May 1, 1997. Section 403(b) and similar accounts for which Van Kampen American Capital Trust Company served as custodian will not be eligible for net asset value purchases based on the aggregate investment made by the plan or the number of eligible employees, except under certain uniform criteria established by the Distributor from time to time. Prior to February 1, 1997, a commission will be paid to authorized dealers who initiate and are responsible for such purchases within a rolling twelve-month period as follows: 1.00% on sales to $5 million, plus 0.50% on the next $5 million and 0.25% on the excess over $10 million. For purchases on February 1, 1997 and thereafter, a commission will be paid as follows: 1.00% on sales to $2 million, plus 0.80% on the next $1 million, plus 0.50% on the next $47 million and 0.25% on the excess over $50 million.



  (9) Individuals who are members of a "qualified group". For this purpose, a qualified group is one which (i) has been in existence for more than six months, (ii) has a purpose other than to acquire shares of the Fund or similar investments, (iii) has given and continues to give its endorsement or authorization, on behalf of the group, for purchase of shares of the Fund and other Participating Funds, (iv) has a membership that the authorized dealer can certify as to the group's members and (v) satisfies other uniform criteria established by the Distributor for the purpose of realizing economics of scale in distributing such shares. A qualified group does not include one whose sole organizational nexus, for example, is that its participants are credit card holders of the same institution, policy holders of an insurance company, customers of a bank or broker-dealer, clients of an investment adviser or other similar groups. Shares purchased in each group's participants account in connection with this privilege will be subject to a CDSC of 1.00% in the event of redemption within one year of purchase, and a commission will be paid to authorized dealers who initiate and are responsible for such sales to each individual as follows: 1.00% on sales to $2 million, plus 0.80% on the next $1 million and 0.50% on the excess over $3 million.



The term "families" includes a person's spouse, children under 21 years of age and grandchildren, parents, and a person's spouse's parents.



  Purchase orders made pursuant to clause (4) may be placed either through authorized brokers, dealers or financial intermediaries as described above or directly with ACCESS, the investment adviser, trust company or bank trust department, provided that ACCESS receives federal funds for the purchase by the close of business on the next business day following acceptance of the order. An authorized broker, dealer or financial intermediary may charge a transaction fee for placing an order to purchase shares pursuant to this provision or for placing a redemption order with respect to such shares. The Fund may terminate, or amend the terms of, offering shares of the Fund at net asset value to such groups at any time.


DEFERRED SALES CHARGE ALTERNATIVES

  Investors choosing the deferred sales charge alternative may purchase Class A Shares in an amount of $1 million or more, Class B Shares or Class C Shares. The public offering price of a CDSC Share is equal to the net asset value per share without the imposition of a sales charge at the time of purchase. CDSC Shares are sold without an initial sales charge so that the Fund may invest the full amount of the investor's purchase payment. The Distributor will compensate brokers, dealers and financial intermediaries participating in the continuous public offering of the CDSC Shares out of its own assets, and not out of assets of the Fund, as a percentage rate of the dollar value of the CDSC Shares purchased from the Fund by such brokers, dealers and financial intermediaries which percentage rate will be equal to (i) with respect to Class A Shares, 1.00% on sales to $2 million, plus 0.80% on the next $1 million and 0.50% on the excess over $3 million; (ii) 4.00% with respect to Class B Shares; and (iii) 1.00% with respect to Class C Shares. Such compensation will not change the price an investor will pay for CDSC Shares or the amount that the Fund will receive from such sale.



  CDSC Shares redeemed within a specified period of time generally will be subject to a CDSC at the rates set forth below charged as a percentage of the dollar amount subject thereto. The amount of the CDSC will vary depending on (i) the class of CDSC Shares to which such shares belong and (ii) the number of years from the time of payment for the purchase of the CDSC Shares until the time of their redemption. The charge will be assessed on an amount equal to the lesser of the then current market value or the original purchase price of the CDSC Shares being redeemed. Accordingly, no sales charge will be imposed on increases in net asset value above the initial purchase price. In addition, no CDSC will be assessed on CDSC Shares derived from reinvestment of dividends or capital gains distributions. Solely for purposes of determining the number of years from the time of any payment for the purchases of CDSC Shares, all payments during a month will be aggregated and deemed to have been made on the last day of the month.



  Proceeds from the CDSC and the distribution fee applicable to a class of CDSC Shares are paid to the Distributor and are used by the Distributor to defray its expenses related to providing distribution related services to the Fund in connection with the sale of shares of such class of CDSC Shares, such as the payment of compensation to selected dealers and agents and for selling such shares. The combination of the CDSC and the distribution fees facilitates the ability of the Fund to sell such CDSC Shares without a sales charge being deducted at the time of purchase.



  In determining whether a CDSC is applicable to a redemption of CDSC Shares, it will be assumed that the redemption is made first of any CDSC Shares acquired pursuant to reinvestment of dividends or distributions, second of CDSC Shares that have been held for a sufficient period of time such that the CDSC no longer is applicable to such shares, third of Class A Shares in the shareholder's Fund account that have converted from Class B Shares or Class C Shares, if any, and fourth of CDSC Shares held longest during the period of time that a CDSC is applicable to such CDSC Shares. The charge will not be applied to dollar amounts representing an increase in the net asset value since the time of purchase.


  To provide an example, assume an investor purchased 100 Class B Shares at $10 per share (at a cost of $1,000) and in the second year after purchase, the net asset value per share is $12 and, during such time, the investor has acquired 10 additional Class B Shares upon dividend reinvestment. If at such time the investor makes his first redemption of 50 shares (proceeds of $600), 10 shares will not be subject to charge because of dividend reinvestment. With respect to the remaining 40 shares, the charge is applied only to the original cost of $10 per share and not to the increase in net asset value of $2 per share. Therefore, $400 of the $600 redemption proceeds will be charged at a rate of 3.75% (the applicable rate in the second year after purchase).


  CLASS A SHARE PURCHASES OF $1 MILLION OR MORE. No sales charge is payable at the time of purchase on investments in Class A Shares of $1 million or more, although for such investments the Fund imposes a CDSC of 1.00% on redemptions made within one year of the purchase. A commission will be paid to dealers who initiate and are responsible for purchases of $1 million or more as follows: 1% on sales to $2 million, plus 0.80% on the next $1 million and 0.50% on the excess over $3 million.



  CLASS B SHARES. Class B Shares redeemed within six years of purchase generally will be subject to a CDSC at the rates set forth below, charged as a percentage of the dollar amount subject thereto:


                                                         CONTINGENT DEFERRED
                                                          SALES CHARGE AS A
                                                            PERCENTAGE OF
                                                            DOLLAR AMOUNT
                  YEAR SINCE PURCHASE                     SUBJECT TO CHARGE
                  -------------------                    -------------------
    First...............................................        4.00%
    Second..............................................        3.75%
    Third...............................................        3.50%
    Fourth..............................................        2.50%
    Fifth...............................................        1.50%
    Sixth...............................................        1.00%
    Seventh and after...................................        0.00%


  The CDSC generally is waived on redemptions of Class B Shares made pursuant to the Systematic Withdrawal Plan. See "Shareholder Services -- Systematic Withdrawal Plan."



  CLASS C SHARES. Class C Shares redeemed within the first 12 months of purchase generally will be subject to a CDSC of 1.00% of the dollar amount subject thereto. Class C Shares redeemed thereafter will not be subject to a CDSC.



  CONVERSION FEATURE. Class B Shares purchased on or after June 1, 1996 and any dividend reinvestment plan shares received thereon, automatically convert to Class A Shares eight years after the end of the calendar month in which the shares were purchased. Class B Shares purchased before June 1, 1996, and any dividend reinvestment plan shares received thereon, automatically convert to Class A Shares six years after the end of the calendar month in which the shares were purchased. Class C Shares purchased before January 1, 1997, and any dividend reinvestment plan shares received thereon, automatically convert to Class A Shares ten years after the end of the calendar month in which such shares were purchased. Such conversion will be on the basis of the relative net asset values per share, without the imposition of any sales load, fee or other charge.

  The conversion of such shares to Class A Shares is subject to the continuing availability of an opinion of counsel to the effect that (i) the assessment of the higher distribution and service fees and ACCESS' costs with respect to such shares does not result in the Fund's dividends or distributions constituting "preferential dividends" under the Code, and (ii) that the conversion of such shares does not constitute a taxable event under federal income tax law. The conversion may be suspended if such an opinion is no longer available and such shares might continue to be subject to the higher aggregate fees applicable to such class of shares for an indefinite period.



  WAIVER OF CONTINGENT DEFERRED SALES CHARGE. The CDSC is waived on redemptions of Class B Shares and Class C Shares (i) following the death or disability (as defined in the Code) of a shareholder, (ii) in connection with required minimum distributions from an IRA or other retirement plan, (iii) pursuant to the Fund's systematic withdrawal plan but limited to 12% annually of the initial value of the account, and (iv) effected pursuant to the right of the Fund to liquidate a shareholder's account as described herein under "Redemption of Shares." The CDSC also is waived on redemptions of Class C Shares as it relates to the reinvestment of redemption proceeds in shares of the same class of the Fund within 120 days after redemption. See "Shareholder Services" and "Redemption of Shares" for further discussion of the waiver provisions.


NET ASSET VALUE

  The net asset value per share of the Fund will be determined separately for each class of shares. The net asset value per share of a given class of shares of the Fund is determined by calculating the total value of the Fund's assets attributable to such class of shares, deducting its total liabilities attributable to such class of shares, and dividing the result by the number of shares of such class outstanding. The net asset value for the Fund is computed once daily as of 5:00 p.m. Eastern time Monday through Friday, except on customary business holidays, or except on any day on which no purchase or redemption orders are received, or there is not a sufficient degree of trading in the Fund's portfolio securities such that the Fund's net asset value per share might be materially affected. The Fund reserves the right to calculate the net asset value and to adjust the public offering price based thereon more frequently than once a day if deemed desirable. The net asset value per share of the different classes of shares are expected to be substantially the same; from time to time, however, the per share net asset value of the different classes of shares may differ.

  Portfolio securities are valued by using market quotations, prices provided by market makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics in accordance with procedures established in good faith by the Board of Trustees of the Trust, of which the Fund is a series. Securities with remaining maturities of 60 days or less are valued at amortized cost when amortized cost is determined in good faith by or under the direction of the Board of Trustees of the Trust to be representative of the fair value at which it is expected such securities may be resold. Any securities or other assets for which current market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Board of Trustees of the Trust.

------------------------------------------------------------------------------
SHAREHOLDER SERVICES
------------------------------------------------------------------------------

  The Fund offers a number of shareholder services designed to facilitate investment in its shares at little or no extra cost to the investor. Below is a description of such services. Unless otherwise described below, each of these services may be modified or terminated by the Fund at any time.


  INVESTMENT ACCOUNT. ACCESS, transfer agent for the Fund and a wholly-owned subsidiary of Van Kampen American Capital, performs bookkeeping, data processing and administration services related to the maintenance of shareholder accounts. Each shareholder has an investment account under which shares are held by ACCESS. Except as described in this Prospectus, after each share transaction in an account, the shareholder receives a statement showing the activity in the account. Each shareholder will receive statements at least quarterly from ACCESS showing any reinvestments of dividends and capital gains distributions and any other activity in the account since the preceding statement. Such shareholders also will receive separate confirmations for each purchase or sale transaction other than reinvestment of dividends and capital gains distributions and systematic purchases or redemptions. Additions to an investment account may be made at any time by purchasing shares through authorized brokers, dealers or financial intermediaries or by mailing a check directly to ACCESS.


  SHARE CERTIFICATES. Generally, the Fund will not issue share certificates. However, upon written or telephone request to the Fund, a share certificate will be issued, representing shares (with the exception of fractional shares) of the Fund. A shareholder will be required to surrender such certificates upon redemption thereof. In addition, if such certificates are lost the shareholder must write to Van Kampen American Capital Funds, c/o ACCESS, P.O. Box 418256, Kansas City, MO 64141-9256, requesting an "affidavit of loss" and to obtain a Surety Bond in a form acceptable to ACCESS. On the date the letter is received ACCESS will calculate a fee for replacing the lost certificate equal to no more than 2.00% of the net asset value of the issued shares and bill the party to whom the replacement certificate was mailed.


  REINVESTMENT PLAN. A convenient way for investors to accumulate additional shares is by accepting dividends and capital gains distributions in shares of the Fund. Such shares are acquired at net asset value per share (without sales charge) on the record date of such dividend or distribution. Unless the shareholder instructs otherwise, the reinvestment plan is automatic. This instruction may be made by telephone by calling (800) 421-5666 ((800) 421-2833 for the hearing impaired) or in writing to ACCESS. The investor may, on the initial application or prior to any declaration, instruct that dividends be paid in cash and capital gains distributions be reinvested at net asset value, or that both dividends and capital gains distributions be paid in cash. For further information, see "Distributions from the Fund."

  AUTOMATIC INVESTMENT PLAN. An automatic investment plan is available under which a shareholder can authorize ACCESS to charge a bank account on a regular basis to invest pre-determined amounts in the Fund. Additional information is available from the Distributor or authorized brokers, dealers or financial intermediaries.


  DIVIDEND DIVERSIFICATION. A shareholder may, upon written request or by completing the appropriate section of the application form accompanied by this Prospectus or by calling (800) 421-5666 ((800) 421-2833 for the hearing impaired), elect to have all dividends and other distributions paid on a class of shares of the Fund invested into shares of the same class of any other Participating Fund so long as a pre-existing account for such class of shares exists for such shareholder.


  If the qualified pre-existing account does not exist, the shareholder must establish a new account subject to minimum investment and other requirements of the fund into which distributions would be invested. Distributions are invested into the selected fund at its net asset value as of the payable date of the distribution only if shares of such selected fund have been registered for sale in the investor's state.


  EXCHANGE PRIVILEGE. Shares of the Fund may be exchanged with shares of another Participating Fund subject to certain limitations. Before effecting an exchange, shareholders in the Fund should obtain and read a current prospectus of the fund into which the exchange is to be made. SHAREHOLDERS MAY ONLY EXCHANGE INTO SUCH OTHER FUNDS AS ARE LEGALLY AVAILABLE FOR SALE IN THEIR STATE.


  To be eligible for exchange, shares of the Fund must have been registered in the shareholder's name for at least 30 days prior to an exchange. Shares of the Fund registered in a shareholder's name for less than 30 days may only be exchanged upon receipt of prior approval of the Adviser. Under normal circumstances, it is the policy of the Adviser not to approve such requests.

  Class A Shares of Van Kampen American Capital funds that generally impose an initial sales charge are not subject to any sales charge upon exchange into the Fund. Class A Shares of Van Kampen American Capital funds that generally do not impose an initial sales charge are subject to the appropriate sales charge applicable to Class A Shares of the Fund.


  No sales charge is imposed upon the exchange of Class B Shares and Class C Shares. The CDSC schedule and conversion schedule applicable to a Class B Share and Class C Share acquired through the exchange privilege is determined by reference to the Van Kampen American Capital fund from which such share originally was purchased. The holding period of a Class B Share and Class C Share acquired through the exchange privilege is determined by reference to the date such share originally was purchased from a Van Kampen American Capital fund.

  Exchanges of shares are sales and may result in a gain or loss for federal income tax purposes. If the shares exchanged have been held for less than 91 days, the sales charge paid on such shares is not included in the tax basis of the exchanged shares, but is carried over and included in the tax basis of the shares acquired.


  A shareholder wishing to make an exchange may do so by sending a written request to ACCESS or by contacting the telephone transaction line at (800) 421-5684 ((800) 421-2833 for the hearing impaired). A shareholder automatically has telephone exchange privileges unless otherwise designated in the application form accompanied by this Prospectus. The exchange will take place at the relative net asset values of the shares next determined after receipt of such request with adjustment for any additional sales charge. Any shares exchanged begin earning dividends on the next business day after the exchange is affected. Van Kampen American Capital and its subsidiaries, including ACCESS (collectively, "VKAC"), and the Fund employ procedures considered by them to be reasonable to confirm that instructions communicated by telephone are genuine. Such procedures include requiring certain personal identification information prior to acting upon telephone instructions, tape recording telephone communications, and providing written confirmation of instructions communicated by telephone. Exchanges are effected at the net asset value per share next calculated after the request is received in good order with adjustment for any additional sales charge. If reasonable procedures are employed, a shareholder agrees that neither VKAC nor the Fund will be liable for following telephone instructions which it reasonably believes to be genuine. VKAC and the Fund may be liable for any losses due to unauthorized or fraudulent instructions if reasonable procedures are not followed. If the exchanging shareholder does not have an account in the fund whose shares are being acquired, a new account will be established with the same registration, dividend and capital gains options (except dividend diversification options) and broker, dealer or financial intermediary of record as the account from which shares are exchanged, unless otherwise specified by the shareholder. In order to establish a systematic withdrawal plan for the new account or reinvest dividends from the new account into another fund, an exchanging shareholder must file a specific written request. The Fund reserves the right to reject any order to acquire shares through exchange. In addition, the Fund may modify, restrict or terminate the exchange privilege at any time on 60 days' notice to its shareholders of any termination or material amendment.



  A prospectus of any of these mutual funds may be obtained from any broker, dealer, financial intermediary or the Distributor. An investor considering an exchange to one of such funds should refer to the prospectus for additional information regarding such fund prior to investing.


  SYSTEMATIC WITHDRAWAL PLAN. Any investor whose shares in a single account total $10,000 or more at the offering price next computed after receipt of instructions may establish a monthly, quarterly, semi-annual or annual withdrawal plan. Any investor whose shares in a single account total $5,000 or more at the offering price next computed after receipt of instructions may establish a quarterly, semi-annual or annual withdrawal plan. This plan provides for the orderly use of the entire account, not only the income but also the capital, if necessary. Each withdrawal constitutes a redemption of shares on which taxable gain or loss will be recognized. The plan holder may arrange for monthly, quarterly, semi-annual, or annual checks in any amount not less than $25.



  Holders of Class B Shares and Class C Shares who establish a withdrawal plan may redeem up to 12% annually of the shareholder's initial account balance without incurring a contingent deferred sales charge. Initial account balance means the amount of the shareholder's investment at the time the election to participate in the plan is made.


  Under the plan, sufficient shares of the Fund are redeemed to provide the amount of the periodic withdrawal payment. Dividends and capital gains distributions on shares held under the plan are reinvested in additional shares at the next determined net asset value. If periodic withdrawals continuously exceed reinvested dividends and capital gains distributions, the shareholder's original investment will be correspondingly reduced and ultimately exhausted. Withdrawals made concurrently with purchases of additional shares ordinarily will be disadvantageous to the shareholder because of the duplication of sales charges. The Fund reserves the right to amend or terminate the systematic withdrawal program on thirty days' notice to its shareholders.

  CHECK WRITING PRIVILEGE. Holders of Class A Shares of the Fund for which certificates have not been issued and which are in a non-escrow status may appoint ACCESS as agent by completing the Authorization for Redemption by Check Form and the appropriate section of the application and returning the form and the application to ACCESS. Once the form is properly completed, signed and returned to the agent, a supply of checks drawn on State Street Bank and Trust Company ("State Street Bank") will be sent to such shareholder. These checks may be made payable by the holder of Class A Shares to the order of any person in any amount of $100 or more.

  When a check is presented to State Street Bank for payment, full and fractional Class A Shares required to cover the amount of the check are redeemed from the shareholder's account by ACCESS at the next determined net asset value. Check writing redemptions represent the sale of Class A Shares. Any gain or loss realized on the sale of Class A Shares is a taxable event. See "Redemption of Shares."

  Checks will not be honored for redemption of Class A Shares held less than 15 calendar days, unless such Class A Shares have been paid for by bank wire. Any Class A Shares for which there are outstanding certificates may not be redeemed by check. If the amount of the check is greater than the proceeds of all uncertificated shares held in the shareholder's Class A Share account, the check will be returned and the shareholder may be subject to additional charges. Holders of Class A Shares may not liquidate the entire account by means of a check. The check writing privilege may be terminated or suspended at any time by the Fund or State Street Bank. Retirement plans and accounts that are subject to backup withholding are not eligible for the privilege. A "stop payment" system is not available on these checks. See the Statement of Additional Information for further information regarding the establishment of the privilege.


  AUTOMATED CLEARING HOUSE ("ACH") DEPOSITS. Holders of Class A Shares can use ACH to have redemption proceeds deposited electronically into their bank accounts. Redemptions transferred to a bank account via the ACH plan are available to be credited to the account on the second business day following normal payment. In order to utilize this option, the shareholder's bank must be a member of Automated Clearing House. In addition, the shareholder must fill out the appropriate section of the account application. The shareholder must also include a voided check or deposit slip from the bank account into which redemptions are to be deposited together with the completed application. Once ACCESS has received the application and the voided check or deposit slip, such shareholder's designated bank account, following any redemption, will be credited with the proceeds of such redemption. Once enrolled in the ACH plan, a shareholder may terminate participation at any time by writing ACCESS.

------------------------------------------------------------------------------
REDEMPTION OF SHARES
------------------------------------------------------------------------------

  Shareholders may redeem for cash some or all of their shares without charge by the Fund (other than, with respect to CDSC Shares, the applicable contingent deferred sales charge) at any time by sending a written request in proper form directly to ACCESS, P. O. Box 418256, Kansas City, Missouri 64141-9256, by placing the redemption request through an authorized dealer or by calling the Fund.

  WRITTEN REDEMPTION REQUESTS. In the case of redemption requests sent directly to ACCESS, the redemption request should indicate the number of shares to be redeemed, the class designation of such shares, the account number and be signed exactly as the shares are registered. Signatures must conform exactly to the account registration. If the proceeds of the redemption would exceed $50,000, or if the proceeds are not to be paid to the record owner at the record address, or if the record address has changed within the previous 30 days, signature(s) must be guaranteed by one of the following: a bank or trust company; a broker-dealer; a credit union; a national securities exchange, registered securities association or clearing agency; a savings and loan association; or a federal savings bank. If certificates are held for the shares being redeemed, such certificates must be endorsed for transfer or accompanied by an endorsed stock power and sent with the redemption request. In the event the redemption is requested by a corporation, partnership, trust, fiduciary, executor or administrator, and the name and title of the individual(s) authorizing such redemption is not shown in the account registration, a copy of the corporate resolution or other legal documentation appointing the authorized signer and certified within the prior 60 days must accompany the redemption request. The redemption price is the net asset value per share next determined after the request is received by ACCESS in proper form. Payment for shares redeemed (less any sales charge, if applicable) will ordinarily be made by check mailed within three business days after acceptance by ACCESS of the request and any other necessary documents in proper order. Such payments may be postponed or the right of redemption suspended as provided by the rules of the SEC. If the shares to be redeemed have been recently purchased by check, ACCESS may delay mailing a redemption check until it confirms that the purchase check has cleared, usually a period of up to 15 days. Any gain or loss realized on the redemption of shares is a taxable event.

  DEALER REDEMPTION REQUESTS. Shareholders may sell shares through their securities dealer, who will telephone the request to the Distributor. Orders received from dealers must be at least $500 unless transmitted via the FUNDSERV network. The redemption price for such shares is the net asset value next calculated after an order is received by a dealer provided such order is transmitted to the Distributor prior to the Distributor's close of business on such day. It is the responsibility of dealers to transmit redemption requests received by them to the Distributor so they will be received prior to such time. Any change in the redemption price due to failure of the Distributor to receive a sell order prior to such time must be settled between the shareholder and dealer. Shareholders must submit a written redemption request in proper form (as described above under "Written Redemption Requests") to the dealer within three business days after calling the dealer with the sell order. Payment for shares redeemed (less any sales charge, if applicable) will ordinarily be made by check mailed within three business days to the dealer.


  TELEPHONE REDEMPTION REQUESTS. The Fund permits redemption of shares by telephone and for redemption proceeds to be sent to the address of record for the account or to the bank account of record as described below. To establish such privilege, a shareholder must complete the appropriate section of the application accompanying this Prospectus or call the Fund at (800) 421-5666 ((800) 421-2833 for the hearing impaired) to request that a copy of the Telephone Redemption Authorization form be sent to them for completion. To redeem shares, contact the telephone transaction line at (800) 421-5684. VKAC and the Fund employ procedures considered by them to be reasonable to confirm that instructions communicated by telephone are genuine. Such procedures include requiring certain personal identification information prior to acting upon telephone instructions, tape recording telephone communications, and providing written confirmation of instructions communicated by telephone. If reasonable procedures are employed, a shareholder agrees that neither VKAC nor the Fund will be liable for following instructions which it reasonably believes to be genuine. VKAC and the Fund may be liable for any losses due to unauthorized or fraudulent instructions if reasonable procedures are not followed. Telephone redemptions may not be available if the shareholder cannot reach ACCESS by telephone, whether because all telephone lines are busy or for any other reason; in such case, a shareholder would have to use the Fund's other redemption procedures previously described. Requests received by ACCESS prior to 4:00 p.m., New York time, on a regular business day will be processed at the net asset value per share determined that day. These privileges are available for all accounts other than retirement accounts. The telephone redemption privilege is not available for shares represented by certificates. If the shares to be redeemed have been recently purchased by check, ACCESS may delay mailing a redemption check or wiring redemption proceeds until it confirms that the purchase check has cleared, usually a period of up to 15 days. If an account has multiple owners, ACCESS may rely on the instructions of any one owner.

  For redemptions authorized by telephone, amounts of $50,000 or less may be redeemed daily if the proceeds are to be paid by check sent to the shareholders' address of record and amounts of at least $1,000 and up to $1 million may be redeemed daily if the proceeds are to be paid by wire sent to the shareholder's bank account of record. The proceeds must be payable to the shareholder(s) of record. Proceeds from redemptions to be paid by check will ordinarily be mailed within three business days to the shareholder's address of record. Proceeds from redemptions to be paid by wire will ordinarily be wired on the next business day to the shareholder's bank account of record. This privilege is not available if the address of record has been changed within 30 days prior to a telephone redemption request. The Fund reserves the right at any time to terminate, limit or otherwise modify this telephone redemption privilege.


  REDEMPTION UPON DISABILITY. The Fund will waive the CDSC on redemptions following the disability of holders of Class B Shares and Class C Shares. An individual will be considered disabled for this purpose if he or she meets the definition thereof in Section 72(m)(7) of the Code, which in pertinent part defines a person as disabled if such person "is unable to engage in any substantial gainful activity by reason of any medically determinable physical or mental impairment which can be expected to result in death or to be of long-continued and indefinite duration." While the Fund does not specifically adopt the balance of the Code's definition which pertains to furnishing the Secretary of Treasury with such proof as he or she may require, the Distributor will require satisfactory proof of disability before it determines to waive the CDSC on Class B Shares and Class C Shares.



  In cases of disability, the CDSCs on Class B Shares and Class C Shares will be waived where the disabled person is either an individual shareholder or owns the shares as a joint tenant with right of survivorship or is the beneficial owner of a custodial or fiduciary account, and where the redemption is made within one year of the initial determination of disability. This waiver of the CDSC on Class B Shares and Class C Shares applies to a total or partial redemption, but only to redemptions of shares held at the time of the initial determination of disability.

  GENERAL REDEMPTION INFORMATION. The Fund may redeem any shareholder account with a net asset value on the date of the notice of redemption less than the minimum investment as specified by the Trustees. At least 60 days advance written notice of any such involuntary redemption is required and the shareholder is given an opportunity to purchase the required value of additional shares at the next determined net asset value without sales charge. Any applicable CDSC will be deducted from the proceeds of this redemption. Any involuntary redemption may only occur if the shareholder account is less than the minimum investment due to shareholder redemptions.



  REINSTATEMENT PRIVILEGE. Holders of Class A Shares or Class B Shares who have redeemed shares of the Fund may reinstate any portion or all of the net proceeds of such redemption in Class A Shares of the Fund. Holders of Class C Shares who have redeemed shares of the Fund may reinstate any portion or all of the net proceeds of such redemption in Class C Shares of the Fund with credit given for any CDSC paid upon such redemption. Such reinstatement is made at the net asset value (without sales charge except as described under "Shareholder Services -- Exchange Privilege") next determined after the order is received, which must be within 180 days after the date of the redemption. See "Purchase of Shares -- Waiver of Contingent Deferred Sales Charge." Reinstatement at net asset value is also offered to participants in those eligible retirement plans held or administered by Van Kampen American Capital Trust Company for repayment of principal (and interest) on their borrowings on such plans.


------------------------------------------------------------------------------

DISTRIBUTION AND SERVICE PLANS

------------------------------------------------------------------------------

  The Fund has adopted a distribution plan (the "Distribution Plan") with respect to each class of its shares pursuant to Rule 12b-1 under the 1940 Act. The Fund also has adopted a service plan (the "Service Plan") with respect to each class of its shares. The Distribution Plan and the Service Plan provide that the Fund may spend a portion of the Fund's average daily net assets attributable to each class of shares in connection with distribution of the respective class of shares and in connection with the provision of ongoing services to shareholders of each class. The Distribution Plan and the Service Plan are being implemented through an agreement with the Distributor and sub-agreements between the Distributor and brokers, dealers and financial intermediaries (collectively, "Selling Agreements") that may provide for their customers or clients certain services or assistance.


  CLASS A SHARES. The Fund may spend an aggregate amount up to 0.25% per year of the average daily net assets attributable to the Class A Shares of the Fund pursuant to the Distribution Plan and Service Plan. From such amount, the Fund may spend up to 0.25% per year of the Fund's average daily net assets attributable to the Class A Shares pursuant to the Service Plan in connection with the ongoing provision of services to holders of such shares by the Distributor and by brokers, dealers or financial intermediaries and in connection with the maintenance of such shareholders' accounts. The Fund pays the Distributor the lesser of the balance of the 0.25% not paid to such brokers, dealers or financial intermediaries or the amount of the Distributor's actual distribution-related expense.


  CLASS B SHARES. The Fund may spend up to 0.75% per year of the average daily net assets attributable to the Class B Shares of the Fund pursuant to the Distribution Plan. In addition, the Fund may spend up to 0.25% per year of the Fund's average daily net assets attributable to the Class B Shares pursuant to the Service Plan in connection with the ongoing provision of services to holders of such shares by the Distributor and by brokers, dealers or financial intermediaries and in connection with the maintenance of such shareholders' accounts.


  CLASS C SHARES. The Fund may spend up to 0.75% per year of the average daily net assets attributable to the Class C Shares of the Fund pursuant to the Distribution Plan. From such amount, the Fund, or the Distributor as agent for the Fund, pays brokers, dealers or financial intermediaries in connection with the distribution of the Class C Shares up to 0.75% of the Fund's average daily net assets attributable to Class C Shares maintained in the Fund more than one year by such broker's, dealer's or financial intermediary's customers. The Fund pays the Distributor the lesser of the balance of 0.75% not paid to such brokers, dealers or financial intermediaries or the amount of the Distributor's actual distribution-related expense attributable to the Class C Shares. In addition, the Fund may spend up to 0.25% per year of the Fund's average daily net assets attributable to the Class C Shares pursuant to the Service Plan in connection with the ongoing provision of services to holders of such shares by the Distributor and by brokers, dealers or financial intermediaries and in connection with the maintenance of such shareholders' accounts.


  OTHER INFORMATION. Amounts payable to the Distributor with respect to the Class A Shares under the Distribution Plan in a given year may not fully reimburse the Distributor for its actual distribution-related expenses during such year. In such event, with respect to the Class A Shares, there is no carryover of such reimbursement obligations to succeeding years.


  The Distributor's actual expenses with respect to a class of CDSC Shares (for purposes of this section, excluding any Class A Shares that may be subject to a
CDSC) for any given year may exceed the amounts payable to the Distributor with respect to such class of CDSC Shares under the Distribution Plan, the Service Plan and payments received pursuant to the CDSC. In such event, with respect to any such class of CDSC Shares, any unreimbursed expenses will be carried forward and paid by the Fund (up to the amount of the actual expenses incurred) in future years so long as such Distribution Plan is in effect. Except as mandated by applicable law, the Fund does not impose any limit with respect to the number of years into the future that such unreimbursed expenses may be carried forward (on a Fund level basis). Because such expenses are accounted on a Fund level basis, in periods of extreme net asset value fluctuation such amounts with respect to a particular CDSC Share may be greater or less than the amount of the initial commission (including carrying cost) paid by the Distributor with respect to such CDSC Share. In such circumstances, a shareholder of such CDSC Share may be deemed to incur expenses attributable to other shareholders of such class. As of December 31, 1996, there were $4,213,746 and $51,726 of unreimbursed distribution expenses with respect to Class B Shares and Class C Shares, respectively, representing 2.00% and 0.40% of the Fund's net assets attributable to Class B Shares and Class C Shares, respectively. If the Distribution Plan was terminated or not continued, the Fund would not be contractually obligated to pay the Distributor for any expenses not previously reimbursed by the Fund or recovered through CDSCs.



  Because the Fund is a series of the Trust, amounts paid to the Distributor as reimbursement for expenses of one series of the Trust may indirectly benefit the other funds which are series of the Trust. The Distributor will endeavor to allocate such expenses among such funds in an equitable manner. The Distributor will not use the proceeds from the CDSC applicable to a particular class of shares to defray distribution-related expenses attributable to any other class of shares. Various federal and state laws prohibit national banks and some state-chartered commercial banks from underwriting or dealing in the Fund's shares. In addition, state securities laws on this issue may differ from the interpretations of federal law, and banks and financial institutions may be required to register as dealers pursuant to state law. In the unlikely event that a court were to find that these laws prevent such banks from providing such services described above, the Fund would seek alternate providers and expects that shareholders would not experience any disadvantage.


------------------------------------------------------------------------------
DISTRIBUTIONS FROM THE FUND
------------------------------------------------------------------------------

  The Fund's present policy, which may be changed at any time by the Board of Trustees, is to declare daily and pay monthly distributions of all or substantially all net investment income of the Fund. Net investment income consists of all interest income and dividends, less all expenses of the Fund attributable to the class of shares in question. Net short-term capital gains, if any, may be distributed throughout the year. Expenses of the Fund are accrued each day. Net realized long-term capital gains, if any, are expected to be distributed, to the extent permitted by applicable law, to shareholders at least annually. Distributions cannot be assured, and the amount of each monthly distribution may vary.

  Distributions with respect to each class of shares will be calculated in the same manner on the same day and will be in the same amount, except that the different distribution and service fees and any incremental administrative expenses relating to each class of shares will be borne exclusively by the respective class and may cause the distributions relating to the different classes of shares to differ. Generally, distributions with respect to a class of shares subject to a higher distribution fee, service fee, or where applicable, the conversion feature will be lower than distributions with respect to a class of shares subject to a lower distribution fee, service fee, or not subject to the conversion feature.

  Investors will be entitled to begin receiving dividends on their shares on the business day after ACCESS receives payments for such shares. However, shares become entitled to dividends on the day ACCESS receives payment for the shares either through a fed wire or NSCC settlement. Shares remain entitled to dividends through the day such shares are processed for payment on redemption.


  Distribution checks may be sent to parties other than the shareholder in whose name the account is registered. Persons wishing to utilize this service should complete the appropriate section of the account application accompanying this Prospectus or available from Van Kampen American Capital Funds, c/o ACCESS, P.O. Box 418256, Kansas City, MO 64141-9256. After ACCESS receives this completed form, distribution checks will be sent to the bank or other person so designated by such shareholder.


  PURCHASE OF ADDITIONAL SHARES WITH DISTRIBUTIONS. The Fund will automatically credit monthly distributions and any annual net long-term capital gain distributions to a shareholder's account in additional shares of the Fund valued at net asset value, without a sales charge. Unless a shareholder instructs otherwise, the reinvestment plan is automatic. This instruction may be made by telephone by calling (800) 421-5666 ((800) 421-2833 for the hearing impaired) or in writing to ACCESS. See "Shareholder Services -- Reinvestment Plan."


------------------------------------------------------------------------------
TAX STATUS
------------------------------------------------------------------------------


  FEDERAL INCOME TAXATION. The Fund has qualified and intends to continue to qualify each year and to elect to be treated as a regulated investment company under Subchapter M of the Code. To qualify as a regulated investment company, the Fund must comply with certain requirements of the Code relating to, among other things, the source of its income and diversification of its assets.



  If the Fund so qualifies and distributes each year to its shareholders at least 90% of its net investment income (including tax-exempt interest, taxable income and net short-term capital gain, but not net capital gains, which are the excess of net long-term capital gains over net short-term capital losses), it will not be required to pay federal income taxes on any income distributed to shareholders. The Fund intends to distribute at least the minimum amount of net investment income necessary to satisfy the 90% distribution requirement. The Fund will not be subject to federal income tax on any net capital gains distributed to shareholders.



  In order to avoid a 4% excise tax, the Fund will be required to distribute, by December 31 of each year, at least 98% of its ordinary income (not including tax-exempt income) for such year and at least 98% of its capital gain net income (the latter of which generally is computed on the basis of the one-year period ending on October 31 of such year), plus any amounts that were not distributed in previous taxable years. For purposes of the excise tax, any ordinary income or capital gain net income retained by, and subject to federal income tax in the hands of, the Fund will be treated as having been distributed.



  If the Fund failed to qualify as a regulated investment company or failed to satisfy the 90% distribution requirement in any taxable year, the Fund would be taxed as an ordinary corporation on its taxable income (even if such income were distributed to its shareholders) and all distributions out of earnings and profits would be taxed to shareholders as ordinary income. To qualify again as a regulated investment company in a subsequent year, the Fund may be required to pay an interest charge on 50% of its earnings and profits attributable to non-regulated investment company years and would be required to distribute such earnings and profits to shareholders (less any interest charge). In addition, if the Fund failed to qualify as a regulated investment company for its first taxable year or, if immediately after qualifying as a regulated investment company for any taxable year, it failed to qualify for a period greater than one taxable year, the Fund would be required to recognize any net built-in gains (the excess of aggregate gains, including items of income, over aggregate losses that would have been realized if it had been liquidated) in order to qualify as a regulated investment company in a subsequent year.



  Some of the Fund's investment practices are subject to special provisions of the Code that, among other things, may defer the use of certain losses of the Fund and affect the holding period of the securities held by the Fund and the character of the gains or losses realized by the Fund. These provisions may also require the Fund to mark-to-market some of the positions in its portfolio (i.e., treat them as if they were sold for fair market value at the end of the tax-year), which may cause the Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the 90% distribution requirement and the distribution requirements for avoiding income and excise taxes. The Fund will monitor its transactions and may make certain tax elections in order to mitigate the effect of these rules and prevent disqualification of the Fund as a regulated investment company.



  The Fund's ability to dispose of portfolio securities may be limited by the requirement for qualification as a regulated investment company that less than 30% of the Fund's annual gross income be derived from the disposition of securities held for less than three months.



  Investments of the Fund in securities issued at a discount or providing for deferred interest or payment of interest in kind are subject to special tax rules that will affect the amount, timing and character of distributions to shareholders. For example, with respect to securities issued at a discount, the Fund will be required to accrue as income each year a portion of the discount and to distribute such income each year in order to maintain its qualification as a regulated investment company and to avoid income and excise taxes. In order to generate sufficient cash to make distributions necessary to satisfy the 90% distribution requirement and to avoid income and excise taxes, the Fund may have to dispose of securities that it would otherwise have continued to hold. A portion of the discount relating to certain stripped tax-exempt obligations may constitute taxable income when distributed to shareholders.



  DISTRIBUTIONS. The Fund intends to invest in sufficient tax-exempt municipal securities to permit payment of "exempt-interest dividends" (as defined in the Code). Dividends paid by the Fund from the net tax-exempt interest earned from municipal securities qualify as exempt-interest dividends if, at the close of each quarter of its taxable year, at least 50% of the value of the total assets of the Fund consists of municipal securities.



  The Tax Reform Act of 1986 (the "Tax Reform Act") may have an adverse impact upon the Fund and its shareholders. The Tax Reform Act imposed new limitations on the use and investment of the proceeds of state and local government bonds and other funds, which limitations must be satisfied in order to maintain the exclusion from gross income for interest on such bonds. The provisions of the Tax Reform Act generally apply to bonds issued after August 15, 1986. In light of these requirements, bond counsel qualify their opinions as to the federal tax status of bonds issued after August 15, 1986 by making them contingent on the issuer's future compliance with these limitations. Any failure on the part of an issuer to comply could cause the interest on its bonds to become taxable to investors retroactive to the date the bonds were issued.



  Except as provided below, exempt-interest dividends paid to shareholders generally are not includable in the shareholders' gross income for federal income tax purposes. The percentage of the total dividends paid by the Fund during any taxable year that qualify as exempt-interest dividends will be the same for all shareholders of the Fund receiving dividends during such year.



  The Tax Reform Act also makes interest on certain "private-activity bonds" an item of tax preference subject to the alternative minimum tax on individuals and corporations. The Fund invests a portion of its assets in municipal securities subject to this provision so that a portion of its exempt-interest dividends is an item of tax preference to the extent such dividends represent interest received from these private-activity bonds. Accordingly, investment in the Fund could cause shareholders to be subject to (or result in an increased liability under) the alternative minimum tax. The Tax Reform Act also imposed per capita volume limitations on certain private-activity bonds which could limit the amount of such bonds available for investment by the Fund.



  Exempt-interest dividends are included in determining what portion, if any, of a person's social security and railroad retirement benefits will be includable in gross income subject to federal income tax.



  Although exempt-interest dividends generally may be treated by Fund shareholders as items of interest excluded from their gross income, each shareholder is advised to consult his tax adviser with respect to whether exempt-interest dividends retain this exclusion if the purchaser would be treated as a "substantial user" (or a

"related person" of a substantial user) of the facilities financed with respect to any of the tax-exempt obligations held by the Fund, or by the Trust if it is required to qualify as a regulated investment company as described below. "Substantial user" is defined under U.S. Treasury Regulations to include a non-exempt person who regularly uses in his trade or business a part of any facilities financed with the tax-exempt obligations and whose gross revenues derived from such facilities exceed five percent of the total revenues derived from the facilities by all users, or who occupies more than 5% of the useable area of the facilities or for whom the facilities or a part thereof were specifically constructed, reconstructed or acquired. Examples of "related persons" include certain related natural persons, affiliated corporations, a partnership and its partners and an S corporation and its shareholders.



  The Omnibus Budget Reconciliation Act of 1993 included certain provisions that requires gains on dispositions of tax-exempt securities purchased at a market discount be treated as ordinary income to the extent of the accrued market discount, if the securities are acquired after April 30, 1993. Such securities were exempt from the market discount rules under prior law. Interest on indebtedness incurred or continued by a shareholder to purchase or carry shares of the Fund is not deductible for federal income tax purposes if the Fund distributes exempt-interest dividends during the shareholder's taxable year. If a shareholder receives an exempt-interest dividend with respect to any shares and such shares are held for six months or less, any short-term capital loss on the sale or exchange of the shares will be disallowed to the extent of the amount of such exempt-interest dividend.



  While the Fund expects that a major portion of its net investment income will constitute tax-exempt interest, a significant portion may consist of investment company taxable income. Distributions of the Fund's net investment company taxable income are taxable to shareholders as ordinary income to the extent of the Fund's earnings and profits, whether paid in cash or reinvested in additional shares. Distributions of the Fund's net capital gains ("capital gains dividends"), if any, are taxable to shareholders as long-term capital gains regardless of the length of time shares of the Fund have been held by such shareholders. Interest on indebtedness which is incurred to purchase or carry shares of a mutual fund which distributes exempt-interest dividends during the year is not deductible for federal income tax purposes. Distributions in excess of the Fund's earnings and profits will first reduce the adjusted tax basis of a holder's shares and, after such adjusted tax basis is reduced to zero, will constitute capital gains to such holder (assuming such shares are held as a capital asset). Tax-exempt shareholders not subject to federal income tax on their income generally will not be taxed on distributions from the Fund.



  Shareholders receiving distributions in the form of additional shares issued by the Fund will be treated for federal income tax purposes as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the distribution date. The basis of such shares will equal the fair market value on the distribution date.

  The Fund will inform shareholders of the source and tax status of all distributions promptly after the close of each calendar year. The aggregate amount of dividends so designated cannot exceed, however, the amount of interest exempt from tax under Section 103 of the Code received by the Fund during the year over any amounts disallowed as deductions under Sections 265 and 171(a)(2) of the Code. Since the percentage of dividends which are "exempt-interest" dividends is determined on an average annual method for the fiscal year, the percentage of income designated as tax-exempt for any particular dividend may be substantially different from the percentage of the Fund's income that was tax exempt during the period covered by the dividend, Fund distributions generally will not qualify for the dividends received deduction for corporations.



  Although dividends generally will be treated as distributed when paid, dividends declared in October, November or December, payable to shareholders of record on a specified date in such month and paid during January of the following year will be treated as having been distributed by the Fund and received by the shareholders on the December 31 prior to the date of payment. In addition, certain other distributions made after the close of a taxable year of the Fund may be "spilled back" and treated as paid by the Fund (except for purposes of the 4% excise tax) during such taxable year. In such case, shareholders will be treated as having received such dividends in the taxable year in which the distribution was actually made.



  The Fund is required, in certain circumstances, to withhold 31% of dividends and certain other payments, including redemptions, paid to shareholders who do not furnish to the Fund their correct taxpayer identification number (in the case of individuals, their social security number) and certain required certifications or who are otherwise subject to backup withholding.



  SALE OF SHARES. The sale of shares (including transfers in connection with a redemption or repurchase of shares) will be a taxable transaction for federal income tax purposes. Selling shareholders will generally recognize gain or loss in an amount equal to the difference between their adjusted tax basis in the shares and the amount received. If such shares are held as a capital asset, the gain or loss will be a capital gain or loss and will be long-term if such shares have been held for more than one year. Any loss realized upon a taxable disposition of shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gains dividends received with respect to such shares. For purposes of determining whether shares have been held for six months or less, the holding period is suspended for any periods during which the shareholder's risk of loss is diminished as a result of holding one or more other positions in substantially similar or related property or through certain options or short sales.



  STATE AND LOCAL TAXES. The exemption of interest income for federal income tax purposes may not result in similar exemptions under the laws of a particular state or local taxing authority. Income distributions may be taxable to shareholders under state or local law as dividend income even though a portion of such distributions may be derived from interest on tax-exempt obligations which, if realized directly, would be exempt from such income taxes. It is recommended that investors consult their tax advisers for information in this regard. The Fund will report annually to its shareholders the percentage and source, on a state-by-state basis, of interest income earned on municipal securities received by the Fund during the preceding calendar year. Dividends and distributions paid by the Fund from sources other than tax-exempt interest are generally subject to taxation at the state and local levels.



  GENERAL. The federal, state and local income tax discussion set forth above is for general information only. Prospective investors should consult their advisors regarding the specific federal tax consequences of holding and disposing of shares, as well as the effects of state, local and foreign tax law and any proposed tax law changes.


------------------------------------------------------------------------------
FUND PERFORMANCE
------------------------------------------------------------------------------


  From time to time advertisements and other sales materials for the Fund may include information concerning the historical performance of the Fund. Any such information will include the average total return of the Fund calculated on a compounded basis for specified periods of time. Such advertisements and sales material may also include a yield quotation as of a current period. In each case, such total return and yield information, if any, will be calculated pursuant to rules established by the SEC and will be computed separately for each class of the Fund's shares. In lieu of or in addition to total return and yield calculations, such information may include performance rankings and similar information from independent organizations such as Lipper Analytical Services, Inc. or nationally recognized financial publications.



  From time to time, the Fund may include in its sales literature and shareholder reports a quotation of the current "distribution rate" for each class of shares of the Fund. Distribution rate is a measure of the level of income and short-term capital gain dividends, if any, distributed for a specified period. Distribution rate is determined by annualizing the distributions per share for a stated period and dividing the result by the public offering price for the same period. It differs from yield, which is a measure of the income actually earned by the Fund's investments, and from total return, which is a measure of the income actually earned by, plus the effect of any realized and unrealized appreciation or depreciation of such investments during a stated period. Distribution rate is, therefore, not intended to be a complete measure of the Fund's performance. Distribution rate may sometimes be greater than yield since, for instance, it may not include the effect of amortization of bond premiums, and may include non-recurring short-term capital gains and premiums from futures transactions engaged in by the Fund. Distribution rates will be computed separately for each class of the Fund's shares.


  From time to time, the Fund may compare its performance to certain securities and unmanaged indices which may have different risk/reward characteristics than the Fund. Such characteristics may include, but are not limited to, tax features, guarantees, insurance and the fluctuation of principal and/or return. In addition, from time to time, the Fund may utilize sales literature that includes hypotheticals.


  Further information about the Fund's performance is contained in the Fund's Annual Report and the Fund's Statement of Additional Information, each of which can be obtained without charge by calling (800) 421-5666 ((800) 421-2833 for the hearing impaired).


------------------------------------------------------------------------------
DESCRIPTION OF SHARES OF THE FUND
------------------------------------------------------------------------------

  The Fund is a series of the Van Kampen American Capital Tax Free Trust, a Delaware business trust organized as of May 10, 1995 (the "Trust"). The Fund was originally organized as a sub-trust of a Massachusetts business trust by a Declaration of Trust dated August 15, 1985, under the name Van Kampen Merritt Municipal Income Fund and was reorganized as a series of the Trust on July 31, 1995. Shares of the Trust entitle their holders to one vote per share; however, separate votes are taken by each series on matters affecting an individual series.


  The authorized capitalization of the Fund consists of an unlimited number of shares of beneficial interest, $0.01 par value, divided into three classes, designated Class A Shares, Class B Shares and Class C Shares. Each class of shares represents an interest in the same assets of the Fund and are identical in all respects except that each class bears certain distribution expenses and has exclusive voting rights with respect to its distribution fee. See "Distribution and Service Plans."



  The Fund is permitted to issue an unlimited number of classes of shares. Each class of shares is equal as to earnings, assets and voting privileges, except as noted above, and each class bears the expenses related to the distribution of its shares. There are no conversion, preemptive or other subscription rights, except with respect to the conversion of Class B Shares and certain Class C Shares into Class A Shares as described above. In the event of liquidation, each of the shares of the Fund is entitled to its portion of all of the Fund's net assets after all debt and expenses of the Fund have been paid. Since Class B Shares and Class C Shares pay higher distribution expenses, the liquidation proceeds to holders of Class B Shares and Class C Shares are likely to be lower than to other shareholders.


  The Trust does not contemplate holding regular meetings of shareholders to elect Trustees or otherwise. However, the holders of 10% or more of the outstanding shares may by written request require a meeting to consider the removal of Trustees by a vote of two-thirds of the shares then outstanding cast in person or by proxy at such meeting. The Trust will assist such holders in communicating with other shareholders of the Fund to the extent required by the 1940 Act. More detailed information concerning the Trust is set forth in the Statement of Additional Information.

------------------------------------------------------------------------------
ADDITIONAL INFORMATION
------------------------------------------------------------------------------

  This Prospectus and the Statement of Additional Information do not contain all the information set forth in the Registration Statement filed by the Fund with the SEC under the Securities Act of 1933. Copies of the Registration Statement may be obtained at a reasonable charge from the SEC or may be examined, without charge, at the office of the SEC in Washington, D.C.

  The fiscal year end of the Fund is December 31. The Fund sends to its shareholders, at least semi-annually, reports showing the Fund's portfolio and other information. An annual report, containing financial statements audited by the Fund's independent auditors, is sent to shareholders each year. After the end of each year, shareholders will receive federal income tax information regarding dividends and capital gains distributions.

  Shareholder inquiries should be directed to Van Kampen American Capital Municipal Income Fund, One Parkview Plaza, Oakbrook Terrace, Illinois 60181.


  For Automated Telephone Service which provides 24-hour direct dial access to Fund facts and shareholder account information, dial (800) 847-2424. For inquiries through Telecommunications Device for the Deaf (TDD) dial (800) 421-2833.

EXISTING SHAREHOLDERS--
FOR INFORMATION ON YOUR
EXISTING ACCOUNT PLEASE CALL
THE FUND'S TOLL-FREE

NUMBER--(800) 341-2911.


PROSPECTIVE INVESTORS--CALL
YOUR BROKER OR (800) 421-5666.

DEALERS--FOR DEALER
INFORMATION, SELLING
AGREEMENTS, WIRE ORDERS,
OR REDEMPTIONS CALL THE
DISTRIBUTOR'S TOLL-FREE
NUMBER--(800) 421-5666.

FOR SHAREHOLDER AND
DEALER INQUIRIES THROUGH
TELECOMMUNICATIONS
DEVICE FOR THE DEAF (TDD)

DIAL (800) 421-2833.


FOR AUTOMATED TELEPHONE

SERVICES DIAL (800) 847-2424.

VAN KAMPEN AMERICAN CAPITAL
MUNICIPAL INCOME FUND
One Parkview Plaza
Oakbrook Terrace, IL 60181

Investment Adviser
VAN KAMPEN AMERICAN CAPITAL
INVESTMENT ADVISORY CORP.
One Parkview Plaza
Oakbrook Terrace, IL 60181

Distributor
VAN KAMPEN AMERICAN CAPITAL DISTRIBUTORS, INC.
One Parkview Plaza
Oakbrook Terrace, IL 60181

Transfer Agent
ACCESS INVESTOR SERVICES, INC.
P.O. Box 418256
Kansas City, MO 64141-9256
Attn: Van Kampen American Capital
     Municipal Income Fund

Custodian
STATE STREET BANK AND
TRUST COMPANY

225 West Franklin Street, P.O. Box 1713

Boston, MA 02105-1713
Attn: Van Kampen American Capital
     Municipal Income Fund

Legal Counsel
SKADDEN, ARPS, SLATE,

MEAGHER & FLOM (ILLINOIS)

333 West Wacker Drive
Chicago, IL 60606


Independent Accountants

KPMG PEAT MARWICK LLP
Peat Marwick Plaza
303 East Wacker Drive
Chicago, IL 60601

 ------------------------------------------------------------------------------

                                MUNICIPAL INCOME
                                      FUND

 ------------------------------------------------------------------------------

                              P R O S P E C T U S


                                 APRIL 30, 1997


         ------ A WEALTH OF KNOWLEDGE - A KNOWLEDGE OF WEALTH ------
                          VAN KAMPEN AMERICAN CAPITAL
    ------------------------------------------------------------------------

------------------------------------------------------------------------------
                          VAN KAMPEN AMERICAN CAPITAL
                    INTERMEDIATE TERM MUNICIPAL INCOME FUND
------------------------------------------------------------------------------


    Van Kampen American Capital Intermediate Term Municipal Income Fund (the "Fund"), is a separate diversified series of Van Kampen American Capital Tax Free Trust, an open-end management investment company, commonly known as a mutual fund. The Fund's investment objective is to seek a high level of current income exempt from federal income tax, consistent with preservation of capital. The Fund will seek to achieve its investment objective by investing at least 65% of its total assets in a diversified portfolio of municipal securities rated investment grade at the time of investment. Investment grade securities are securities rated BBB or higher by Standard & Poor's Ratings Group or Baa or higher by Moody's Investors Service, Inc. or comparably rated by any other nationally recognized statistical ratings organization. The Fund may invest the remainder of its total assets in municipal securities rated below investment grade and in unrated municipal securities believed by the Fund's investment adviser to be of comparable quality, which involve special risk considerations.

                                                       (Continued on next page.)
                               ------------------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE REGULATORS NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE REGULATORS PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
                               ------------------
    SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, GUARANTEED OR ENDORSED BY, ANY BANK OR DEPOSITORY INSTITUTION; FURTHER, SUCH SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.


    A Statement of Additional Information, dated April 30, 1997, containing additional information about the Fund has been filed with the Securities and Exchange Commission and is hereby incorporated by reference in its entirety into this Prospectus. A copy of the Fund's Statement of Additional Information may be obtained without charge by calling (800) 421-5666 or for Telecommunications Device for the Deaf at (800) 421-2833. The Statement of Additional Information has been filed with the Securities and Exchange Commission ("SEC") and is available along with other related Fund materials at the SEC's internet web site (http.//www.sec.gov).


                               ------------------
                         VAN KAMPEN AMERICAN CAPITAL SM

                               ------------------

                    THIS PROSPECTUS IS DATED APRIL 30, 1997.

(Continued from previous page.)

  Under normal market conditions, the Fund anticipates that it will maintain a dollar-weighted average life of its portfolio to between three and ten years. Municipal securities in which the Fund may invest include conventional fixed-rate municipal securities, variable rate municipal securities and other types of municipal securities described herein. See "Municipal Securities." The Fund may invest a substantial portion of its assets in municipal securities that pay interest that is subject to the alternative minimum tax. There is no assurance that the Fund will achieve its investment objective.

  The Fund's investment adviser is Van Kampen American Capital Investment Advisory Corp. This Prospectus sets forth certain information about the Fund that a prospective investor should know before investing in the Fund. Please read it carefully and retain it for future reference. The address of the Fund is One Parkview Plaza, Oakbrook Terrace, Illinois 60181, and its telephone number is (800) 421-5666.

------------------------------------------------------------------------------
                               TABLE OF CONTENTS
------------------------------------------------------------------------------


                                                                PAGE
                                                                ----
Prospectus Summary..........................................      4
Shareholder Transaction Expenses............................      7
Annual Fund Operating Expenses and Example..................      8
Financial Highlights........................................     10
The Fund....................................................     11
Investment Objective and Policies...........................     11
Municipal Securities........................................     13
Investment Practices........................................     18
Investment Advisory Services................................     22
Alternative Sales Arrangements..............................     23
Purchase of Shares..........................................     25
Shareholder Services........................................     35
Redemption of Shares........................................     39
Distribution and Service Plans..............................     42
Distributions from the Fund.................................     44
Tax Status..................................................     45
Fund Performance............................................     50
Description of Shares of the Fund...........................     51
Additional Information......................................     52


  NO DEALER, SALESMAN OR ANY OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS, OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, IN CONNECTION WITH THE OFFER CONTAINED IN THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND, THE ADVISER, OR THE DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER BY THE FUND OR BY THE DISTRIBUTOR TO SELL OR A SOLICITATION OF AN OFFER TO BUY ANY OF THE SECURITIES OFFERED HEREBY IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS UNLAWFUL FOR THE FUND TO MAKE SUCH AN OFFER IN SUCH JURISDICTION.

------------------------------------------------------------------------------
                               PROSPECTUS SUMMARY
------------------------------------------------------------------------------

THE FUND. Van Kampen American Capital Intermediate Term Municipal Income Fund (the "Fund") is a separate diversified series of Van Kampen American Capital Tax Free Trust (the "Trust"), which is an open-end management investment company organized as a Delaware business trust. See "The Fund."

MINIMUM PURCHASE. $500 minimum initial investment for each class of shares and $25 minimum subsequent investment for each class of shares (or less as described under "Purchase of Shares").

INVESTMENT OBJECTIVE. The Fund's investment objective is to seek a high level of current income exempt from federal income tax, consistent with preservation of capital.

INVESTMENT POLICIES. The Fund will seek to achieve its investment objective by investing at least 65% of its total assets in a diversified portfolio of municipal securities rated investment grade at the time of investment. Investment grade securities are securities rated BBB or higher by Standard & Poor's Ratings Group ("S&P") or Baa or higher by Moody's Investors Service, Inc. ("Moody's") or comparably rated by any other nationally recognized statistical ratings organization ("NRSRO"). The Fund may invest the remainder of its total assets in municipal securities rated below investment grade and in unrated municipal securities believed by the Fund's investment adviser to be of comparable quality, which involve special risk considerations. Securities rated below investment grade and unrated securities determined by the Fund's investment adviser to be of comparable quality commonly are referred to as "junk bonds". Under normal market conditions, the Fund anticipates that it will limit the dollar-weighted average life of its portfolio to between three and ten years. There is no assurance that the Fund will achieve its investment objective. See "Investment Objective and Policies."

  Municipal securities in which the Fund may invest include fixed and variable rate securities, municipal notes, municipal leases, tax exempt commercial paper, custodial receipts, participation certificates and derivative municipal securities the terms of which include elements of, or are similar in effect to, certain Strategic Transactions (as defined herein) in which the Fund may engage. The Fund may invest up to 15% of its total assets in derivative variable rate securities such as inverse floaters, whose rates vary inversely with changes in market rates of interest or range or capped floaters, whose rates are subject to periodic or lifetime caps. The net asset value per share of the Fund may increase or decrease depending on changes in interest rates and other factors affecting the municipal securities markets. See "Municipal Securities."

INVESTMENT PRACTICES. The Fund also may use various investment techniques including engaging in Strategic Transactions and entering into when-issued or delayed delivery transactions. Such transactions entail certain risks. See "Municipal Securities" and "Investment Practices." The Fund may invest an unlimited portion of its assets in municipal securities that pay interest that is subject to the federal alternative minimum tax. The Fund may not be a suitable investment for investors who are already subject to the federal alternative minimum tax or who would become subject to the federal alternative minimum tax as a result of an investment in the Fund. See "Tax Status."

INVESTMENT RESULTS. The investment results of the Fund are shown in the table of "Financial Highlights."

ALTERNATIVE SALES ARRANGEMENTS. The Alternative Sales Arrangements permit an investor to choose the method of purchasing shares that is more beneficial to the investor, taking into account the amount of the purchase, the length of time the investor expects to hold the shares and other circumstances. Investors should consider such factors together with the amount of sales charges and accumulated distribution and service fees with respect to each class of shares that may be incurred over the anticipated duration of their investment in the Fund. To assist investors in making this determination, the table under the caption "Annual Fund Operating Expenses and Example" sets forth examples of the charges applicable to each class of shares.

  The Fund offers three classes of shares which may be purchased at a price equal to their net asset value per share, plus a sales charge which, at the election of the investor, may be imposed either (i) at the time of the purchase ("Class A Shares") or (ii) on a contingent deferred basis (Class A Share accounts over $1 million, "Class B Shares" and "Class C Shares"). Class A Share accounts over $1 million or otherwise subject to a contingent deferred sales charge ("CDSC"), Class B Shares and Class C Shares sometimes are referred to herein collectively as "CDSC Shares".

  Class A Shares. Class A Shares are subject to an initial sales charge equal to 3.25% of the public offering price (3.36% of the net amount invested), reduced on investments of $25,000 or more. Class A Shares are subject to ongoing distribution and service fees at an aggregate annual rate of up to 0.25% of the Fund's average daily net assets attributable to the Class A Shares. Certain purchases of Class A Shares qualify for reduced or no initial sales charges and may be subject to a CDSC.


  Class B Shares. Class B Shares do not incur a sales charge when they are purchased, but generally are subject to a sales charge if redeemed within four years of purchase. Class B Shares are subject to a CDSC equal to 3.00% of the lesser of the then current net asset value or the original purchase price on Class B Shares redeemed during the first year after purchase, which charge is reduced each year thereafter. Class B Shares are subject to ongoing distribution and service fees at an aggregate annual rate of up to 1.00% of the Fund's average daily net assets attributable to the Class B Shares. Class B Shares automatically convert to Class A Shares eight years after the end of the calendar month in which the investor's order to purchase was accepted.

  Class C Shares. Class C Shares do not incur a sales charge when they are purchased, but are subject to a sales charge if redeemed within the first year after purchase. Class C Shares are subject to a CDSC equal to 1.00% of the lesser of the then current net asset value or the original purchase price on Class C Shares redeemed during the first year after purchase. Class C Shares are subject to ongoing distribution and service fees at an aggregate annual rate of up to 1.00% of the Fund's average daily net assets attributable to the Class C Shares.


REDEMPTION. Class A Shares may be redeemed at net asset value, without charge, subject to conditions set forth herein. CDSC Shares may be redeemed at net asset value less a deferred sales charge which will vary among each class of CDSC Shares and with the length of time a redeeming shareholder has owned such shares. CDSC Shares redeemed after the expiration of the CDSC period applicable to the respective class of CDSC Shares will not be subject to a deferred sales charge. See "Redemption of Shares."


INVESTMENT ADVISER. Van Kampen American Capital Investment Advisory Corp. (the "Adviser"), is the Fund's investment adviser.



DISTRIBUTOR.  Van Kampen American Capital Distributors, Inc. (the
"Distributor"), distributes the Fund's shares.


DISTRIBUTIONS FROM THE FUND. Distributions from net investment income are declared daily and paid monthly; net realized capital gains, if any, are distributed annually. Distributions with respect to each class of shares will be calculated in the same manner on the same day and will be in the same amount except that the different distribution and service fees and administrative expenses relating to each class of shares will be borne exclusively by that class. See "Distributions from the Fund."


  The foregoing is qualified in its entirety by reference to the more detailed information appearing elsewhere in this Prospectus.

------------------------------------------------------------------------------
SHAREHOLDER TRANSACTION EXPENSES
------------------------------------------------------------------------------

                             CLASS A         CLASS B         CLASS C
                              SHARES          SHARES          SHARES
                             -------         -------         -------
Maximum sales charge
  imposed on purchases (as
  a percentage of the
  offering price).........   3.25%(1)          None            None
Maximum sales charge
  imposed on reinvested
  dividends (as a
  percentage of the
  offering price).........     None          None(3)         None(3)
Deferred sales charge (as
  a percentage of the
  lesser of the original
  purchase price or
  redemption proceeds)....   None(2)           Year            Year
                                             1--3.00%        1--1.00%
                                               Year        After--None
                                             2--2.50%
                                               Year
                                             3--2.00%
                                               Year
                                             4--1.00%
                                           After--None
Redemption fees (as a
  percentage of amount
  redeemed)...............     None            None            None
Exchange fees.............     None            None            None

------------------------------------------------------------------------------
(1) Reduced on investments of $25,000 or more. See "Purchase of Shares -- Class A Shares."


(2) Investments of $1 million or more are not subject to a sales charge at the time of purchase, but a CDSC of 1.00% may be imposed on redemptions made within one year of the purchase. See "Purchase of Shares -- Deferred Sales Charge Alternatives -- Class A Share Purchases of $1 Million or More."



(3) CDSC Shares received as reinvested dividends are subject to a 12b-1 fee, a portion of which may indirectly pay for the initial sales commission incurred on behalf of the investor. See "Distribution and Service Plans."

------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES AND EXAMPLE
------------------------------------------------------------------------------


                                              CLASS A    CLASS B    CLASS C
                                              SHARES     SHARES     SHARES
                                              -------    -------    -------
Management fees(1) (as a percentage of
  average daily net assets).................   0.50%      0.50%      0.50%
12b-1 fees (as a percentage of average daily
  net assets)(2)............................   0.25%      1.00%      1.00%
Other expenses(1) (as a percentage of
  average daily net assets).................   0.81%      0.82%      0.82%
Total expenses(1) (as a percentage of
  average daily net assets).................   1.56%      2.32%      2.32%


------------------------------------------------------------------------------

(1) Expenses include an assumption of "Other expenses" of $64,338 by the Adviser. If the Adviser did not waive expenses for the fiscal year ending December 31, 1996, the "Other expenses" would have been 0.99% for Class A Shares, 1.00% for Class B Shares and 1.00% for Class C Shares and "Total expenses" would have been 1.74% for Class A Shares, 2.50% for Class B Shares and 2.50% for Class C Shares.



(2) Includes a service fee of up to 0.25% (as a percentage of net asset value) paid by the Fund as compensation for ongoing services rendered to investors. With respect to each class of shares, amounts in excess of 0.25% represent an asset based sales charge. The asset based sales charge with respect to Class C Shares includes 0.75% (as a percentage of net asset value) paid to investors' broker-dealers as sales compensation.

EXAMPLE:


                                               ONE    THREE   FIVE     TEN
                                               YEAR   YEARS   YEARS   YEARS
                                               ----   -----   -----   -----
You would pay the following expenses on a
  $1,000 investment, assuming (i) an
  operating expense ratio of 1.56% for Class
  A Shares, 2.32% for Class B Shares and
  2.32% for Class C Shares (ii) 5% annual
  return and (iii) redemption at the end of
  each time period:
  Class A Shares.............................  $48     $80    $115    $212
  Class B Shares.............................  $54     $92    $124    $229*
  Class C Shares.............................  $34     $72    $124    $266
You would pay the following expenses on the
  same $1,000 investment assuming no
  redemption at the end of each period:
  Class A Shares.............................  $48     $80    $115    $212
  Class B Shares.............................  $24     $72    $124    $229*
  Class C Shares.............................  $24     $72    $124    $266


------------------------------------------------------------------------------


* Based on conversion to Class A Shares after eight years.



  The purpose of the foregoing table is to assist an investor in understanding the various costs and expenses that an investor in the Fund will bear directly or indirectly. The "Example" reflects expenses based on the "Annual Fund Operating Expenses" table as shown above carried out to future years. As Fund assets increase, the fees waived or expenses reimbursed by the Adviser are expected to decrease. Accordingly, it is unlikely that future expenses as projected will remain consistent with those determined based on the "Annual Fund Operating Expenses" table. The ten year amount with respect to Class B Shares of the Fund reflects the lower aggregate 12b-1 and service fees applicable to such shares after conversion to Class A Shares. Class B Shares acquired through the exchange privilege are subject to the deferred sales charge schedule relating to the Class B Shares of the Fund from which the purchase of Class B Shares was originally made. Accordingly, future expenses as projected could be higher than those determined in the above table if the investor's Class B Shares were exchanged from a fund with a higher contingent deferred sales charge. THE INFORMATION CONTAINED IN THE ABOVE TABLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER THAN OR LESS THAN THOSE SHOWN. For a more complete description of such costs and expenses, see "Purchase of Shares," "Redemption of Shares," "Investment Advisory Services" and "Distribution and Service Plans."

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (for a share outstanding throughout the periods)
--------------------------------------------------------------------------------

The following schedule presents financial highlights for one Class A Share, one Class B Share and one Class C Share of the Fund outstanding throughout each of the periods indicated. The financial highlights have been audited by KPMG Peat Marwick LLP, independent certified public accountants, for each of the periods indicated and their reports thereon appear in the Fund's related Statement of Additional Information. This information should be read in conjunction with the financial statements and related notes thereto included in the related Statement of Additional Information.

                                                                    CLASS A SHARES                          CLASS B SHAR
                                              -----------------------------------------------------------   ------------
                                                                                            MAY 28, 1993
                                                                                           (COMMENCEMENT
                                                                                           OF INVESTMENT
                                               YEAR ENDED     YEAR ENDED     YEAR ENDED    OPERATIONS) TO    YEAR ENDED
                                              DECEMBER 31,   DECEMBER 31,   DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                  1996           1995           1994            1993            1996
                                              ------------   ------------   ------------   --------------   ------------
Net Asset Value, Beginning of the Period.....   $10.264        $ 9.330        $10.145          $ 9.700        $10.263
                                                -------        -------        -------          -------        -------
 Net Investment Income.......................     0.455          0.508          0.489            0.278          0.375
 Net Realized and Unrealized Gain/Loss on
   Investments...............................    (0.032)         0.900         (0.815)           0.462         (0.027)
                                                -------        -------        -------          -------        -------
Total from Investment Operations.............     0.423          1.408         (0.326)           0.740          0.348
                                                -------        -------        -------          -------        -------
Less:
 Distributions from Net Investment Income....     0.474          0.474          0.489            0.273          0.402
 Distributions from Net Realized Gain on
   Investments...............................        --             --             --            0.022             --
                                                -------        -------        -------          -------        -------
Total Distributions..........................     0.474          0.474          0.489            0.295          0.402
                                                -------        -------        -------          -------        -------
Net Asset Value, End of Period...............   $10.213        $10.264        $ 9.330          $10.145        $10.209
                                                =======        =======        =======          =======        =======
Total Return (Non-annualized)(1)(2)..........     4.27%         15.31%         (3.32%)           7.75%          3.54%
Net Assets at End of the Period (In
 millions)...................................   $  12.5        $  15.6        $  15.7          $  14.0        $  16.4
Ratio of Expenses to Average Net Assets(1)
 (annualized)................................     1.56%          1.00%           .67%             .14%          2.32%
Ratio of Net Investment Income to Average Net
 Assets(1) (annualized)......................     4.45%          5.10%          5.07%            4.78%          3.69%
Portfolio Turnover...........................       45%         75.11%        274.43%           85.56%            45%

                                                              CLASS B SHARES
                                               --------------------------------------------
                                                                              MAY 28, 1993
                                                                             (COMMENCEMENT
                                                                             OF INVESTMENT
                                                YEAR ENDED     YEAR ENDED    OPERATIONS) TO
                                               DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                                   1995           1994            1993
                                               ------------   ------------   --------------
Net Asset Value, Beginning of the Period.....    $ 9.319        $10.137          $ 9.700
                                                 -------        -------          -------
 Net Investment Income.......................      0.430          0.417            0.233
 Net Realized and Unrealized Gain/Loss on
   Investments...............................      0.916         (0.818)           0.460
                                                 -------        -------          -------
Total from Investment Operations.............      1.346         (0.401)           0.693
                                                 -------        -------          -------
Less:
 Distributions from Net Investment Income....      0.402          0.417            0.234
 Distributions from Net Realized Gain on
   Investments...............................         --             --            0.022
                                                 -------        -------          -------
Total Distributions..........................      0.402          0.417            0.256
                                                 -------        -------          -------
Net Asset Value, End of Period...............    $10.263        $ 9.319          $10.137
                                                 =======        =======          =======
Total Return (Non-annualized)(1)(2)..........     14.62%         (4.04%)           7.23%
Net Assets at End of the Period (In
 millions)...................................    $  17.5        $  17.7          $  13.9
Ratio of Expenses to Average Net Assets(1)
 (annualized)................................      1.75%          1.43%             .92%
Ratio of Net Investment Income to Average Net
 Assets(1) (annualized)......................      4.33%          4.30%            3.95%
Portfolio Turnover...........................     75.11%        274.43%           85.56%

                                                                      CLASS C SHARES
                                               -------------------------------------------------------------
                                                                                            OCTOBER 19, 1993
                                                                                             (COMMENCEMENT
                                                                                            OF DISTRIBUTION)
                                                YEAR ENDED     YEAR ENDED     YEAR ENDED           TO
                                               DECEMBER 31,   DECEMBER 31,   DECEMBER 31,     DECEMBER 31,
                                                   1996           1995           1994             1993
                                               ------------   ------------   ------------   ----------------
Net Asset Value, Beginning of the Period.....    $10.260        $ 9.314        $10.134          $10.250
                                                 -------        -------        -------           ------
 Net Investment Income.......................      0.374          0.430          0.419            0.091
 Net Realized and Unrealized Gain/Loss on
   Investments...............................     (0.026)         0.918         (0.822)          (0.098)
                                                 -------        -------        -------           ------
Total from Investment Operations.............      0.348          1.348         (0.403)          (0.007)
                                                 -------        -------        -------           ------
Less:
 Distributions from Net Investment Income....      0.402          0.402          0.417            0.087
 Distributions from Net Realized Gain on
   Investments...............................         --             --             --            0.022
                                                 -------        -------        -------           ------
Total Distributions..........................      0.402          0.402          0.417            0.109
                                                 -------        -------        -------           ------
Net Asset Value, End of Period...............    $10.206        $10.260        $ 9.314          $10.134
                                                 =======        =======        =======           ======
Total Return (Non-annualized)(1)(2)..........      3.54%         14.74%         (4.04%)           (.10%)
Net Assets at End of the Period (In
 millions)...................................    $   5.8        $   4.9        $   4.7          $   0.3
Ratio of Expenses to Average Net Assets(1)
 (annualized)................................      2.32%          1.74%          1.43%             .97%
Ratio of Net Investment Income to Average Net
 Assets(1) (annualized)......................      3.70%          4.36%          4.34%            4.05%
Portfolio Turnover...........................        45%         75.11%        274.43%           85.56%


----------------

(1) If certain expenses had not been assumed by the Adviser, total return would have been lower and the ratios would have been as follows:


  Ratio of Expenses to Average Net Assets
   (annualized).............................      1.74%          1.61%          1.75%           2.21%          2.50%
  Ratio of Net Investment Income to Average
   Net Assets (annualized)..................      4.27%          4.49%          3.99%           2.70%          3.51%

  Ratio of Expenses to Average Net Assets
   (annualized).............................      2.36%          2.50%           2.98%          2.50%          2.34%
  Ratio of Net Investment Income to Average
   Net Assets (annualized)..................      3.72%          3.24%           1.89%          3.52%          3.75%

  Ratio of Expenses to Average Net Assets
   (annualized).............................      2.46%            2.97%
  Ratio of Net Investment Income to Average
   Net Assets (annualized)..................      3.31%            2.06%


(2) Total Return does not reflect the effect of sales charges.
                   See Financial Statements and Notes Thereto

------------------------------------------------------------------------------
THE FUND
------------------------------------------------------------------------------

  Van Kampen American Capital Intermediate Term Municipal Income Fund (the "Fund") is a separate diversified series of Van Kampen American Capital Tax Free Trust (the "Trust"), which is an open-end management investment company, commonly known as a "mutual fund," organized as a Delaware business trust. Mutual funds sell their shares to investors and invest the proceeds in a portfolio of securities. A mutual fund allows investors to pool their money with that of other investors in order to obtain professional investment management. Mutual funds generally make it possible for investors to obtain greater diversification of their investments and to simplify their recordkeeping.

  Van Kampen American Capital Investment Advisory Corp. (the "Adviser") provides investment advisory and administrative services to the Fund. The Adviser and its affiliates also manage other mutual funds distributed by Van Kampen American Capital Distributors, Inc. (the "Distributor"). To obtain prospectuses and other information on any of these other funds, please call the telephone number on the cover page of the Prospectus.

------------------------------------------------------------------------------
INVESTMENT OBJECTIVE AND POLICIES
------------------------------------------------------------------------------

  The investment objective of the Fund is to seek a high level of current income exempt from federal income tax, consistent with preservation of capital. The Fund's investment objective may not be changed without shareholder approval. The Fund will seek to achieve its investment objective by investing at least 65% of its total assets in a diversified portfolio of municipal securities rated investment grade at the time of investment. The Fund may invest the remainder of its total assets in municipal securities rated below investment grade and in unrated municipal securities believed by the Fund's investment adviser to be comparable quality, which involve special risk considerations. Securities rated below investment grade and unrated securities determined by the Fund's investment adviser to be of comparable quality commonly are referred to as "junk bonds". Under normal market conditions, the Fund anticipates that it will limit the dollar-weighted average life of its portfolio to between three and ten years. There is no limit with respect to the expected life or stated maturity of individual municipal securities in which the Fund may invest. The Fund's policies with respect to ratings and portfolio life are not fundamental policies, and thus may be changed by the Trustees without shareholder approval. See "Municipal Securities."

  The Fund intends to invest at least 65% of its total assets in municipal securities rated investment grade at the time of investment. Investment grade securities are securities rated BBB or higher by Standard & Poor's Ratings Group ("S&P") or Baa or higher by Moody's Investors Service, Inc. ("Moody's") or comparably rated by any other nationally recognized statistical rating organization ("NRSRO") in the case of long-term obligations, and have equivalent ratings in the case of short-term obligations. Securities rated BBB by S&P are regarded by S&P as having an adequate capacity to pay interest and repay principal. Whereas such securities normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely, in the opinion of S&P, to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories. According to published guidelines, securities rated Baa by Moody's are considered by Moody's as medium grade obligations. Such securities are, in the opinion of Moody's, neither highly protected nor poorly secured. Interest payments and principal security appear to Moody's to be adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. In the opinion of Moody's they lack outstanding investment characteristics and in fact have speculative characteristics as well. For a description of S&P's and Moody's ratings see the Statement of Additional Information. From time to time, the Fund also may invest up to 10% of its assets in tax exempt money market funds for cash management purposes. Such instruments will be treated as investments in municipal securities.

  The Fund may invest the remainder of its total assets in municipal securities rated below investment grade at the time of investment and unrated municipal securities that the Adviser considers to be of comparable quality to such securities. According to published guidelines, securities rated below investment grade are regarded by S&P, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. While in the opinion of S&P such securities will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. According to published guidelines, securities rated below investment grade are regarded by Moody's as generally lacking characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the securities' contract over any long period of time may, in the opinion of Moody's, be small. Securities rated below investment grade commonly are referred to as "junk bonds." For a description of S&P's and Moody's ratings see the Statement of Additional Information.

  The foregoing policies with respect to credit quality of portfolio investments will apply only at the time of purchase of a security, and the Fund will not be required to dispose of a security in the event that S&P or Moody's (or any other NRSRO) downgrades its assessment of the credit characteristics of a particular issuer. In determining whether the Fund will retain or sell such a security, the Adviser may consider such factors as the Adviser's assessment of the credit quality of the issuer of such security, the price at which such security could be sold and the rating, if any, assigned to such security by other NRSRO.

  Under current market conditions, the Fund anticipates that it will limit the dollar-weighted average life of its portfolio to between three and ten years. Generally, a portfolio of municipal securities having intermediate dollar-weighted average life tends to produce a higher level of income than a portfolio of municipal securities having a shorter dollar-weighted average life and has less net asset value volatility than a portfolio of municipal securities having a longer dollar-weighted average life, although such differences cannot be assured. In addition, market prices of municipal securities with intermediate maturities generally fluctuate more in response to changes in interest rates than do market prices of municipal securities with shorter maturities but generally fluctuate less than market prices of municipal securities with longer maturities. Based on the foregoing, the Adviser believes that under current market conditions the yield and price characteristics of a municipal securities portfolio with a dollar-weighted average life of three to ten years generally offer an attractive balance between income and interest rate risk. In certain market conditions, however, such a portfolio may be less attractive because of differences in yield between municipal securities of different maturities due to supply and demand forces, monetary and tax policies and investor expectations. In the event of sustained market conditions that make it less desirable to maintain a dollar-weighted average portfolio life of three to ten years, the Board of Trustees of the Trust, after consultation with the Adviser, may change the investment policy of the Fund with respect to the dollar-weighted average life of the portfolio. The Fund's investment policy with respect to the dollar-weighted average life of its portfolio is not a fundamental policy, and may be changed by the Trustees without obtaining shareholder approval. There is no limitation with respect to the expected life or stated maturity of individual municipal securities in the Fund's portfolio.

  An investment in the Fund may not be appropriate for all investors. The Fund is not intended to be a complete investment program, and investors should consider their long-term investment goals and financial needs when making an investment decision with respect to the Fund. An investment in the Fund is intended to be a long-term investment and should not be used as a trading vehicle.

------------------------------------------------------------------------------
MUNICIPAL SECURITIES
------------------------------------------------------------------------------

  GENERAL. Municipal securities are debt obligations issued by or on behalf of the governments of states, territories or possessions of the United States, the District of Columbia and their political subdivisions, agencies and instrumentalities, certain interstate agencies and certain territories of the United States, the interest on which, in the opinion of bond counsel or other counsel to the issuer of such securities, is exempt from federal income tax. Under normal market conditions, up to 100% but not less than 80%, of the Fund's net assets will be invested in municipal securities. The foregoing is a fundamental policy of the Fund and cannot be changed without approval of the shareholders of the Fund.

  The two principal classifications of municipal securities are "general obligation" and "revenue" securities. "General obligation" securities are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest. "Revenue" securities are usually payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source. Industrial development bonds are usually revenue securities, the credit quality of which is normally directly related to the credit standing of the industrial user involved.

  Within these principal classifications of municipal securities, there are a variety of types of municipal securities, including fixed and variable rate securities, municipal notes, municipal leases, custodial receipts, participation certificates and derivative municipal securities the terms of which include elements of, or are similar in effect to, certain Strategic Transactions (as defined below) in which the Fund may engage. Variable rate securities bear rates of interest that are adjusted periodically according to formulae intended to reflect market rates of interest and include securities whose rates vary inversely with changes in market rates of interest. The Fund will not invest more than 15% of its total assets in derivative municipal securities such as inverse floaters, whose rates vary inversely with changes in market rates of interest, or range floaters or capped floaters, whose rates are subject to periodic or lifetime caps. Such securities may also pay a rate of interest determined by applying a multiple to the variable rate. The extent of increases and decreases in the value of securities whose rates vary inversely with market rates of interest generally will be larger than comparable changes in the value of an equal principal amount of a fixed rate municipal security having similar credit quality, redemption provisions and maturity. Municipal notes include tax, revenue and bond anticipation notes of short maturity, generally less than three years, which are issued to obtain temporary funds for various public purposes. Municipal leases are obligations issued by state and local governments or authorities to finance the acquisition of equipment and facilities. Certain municipal lease obligations may include "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. Custodial receipts are underwritten by securities dealers or banks and evidence ownership of future interest payments, principal payments or both on certain municipal securities. Participation certificates are obligations issued by state and local governments or authorities to finance the acquisition of equipment and facilities. They may represent participations in a lease, an installment purchase contract, or a conditional sales contract. Municipal securities may not be backed by the faith, credit and taxing power of the issuer. Certain of the municipal securities in which the Fund may invest represent relatively recent innovations in the municipal securities markets, and the markets for such securities may be less developed than the market for conventional fixed rate municipal securities. A more detailed description of the types of municipal securities in which the Fund may invest is included in the Statement of Additional Information.

  The net asset value of the Fund will change with changes in the value of its portfolio securities. Because the Fund will invest primarily in fixed-income municipal securities, the net asset value of the Fund can be expected to change as general levels of interest rates fluctuate. When interest rates decline, the value of a portfolio invested in fixed-income securities generally can be expected to rise. Conversely, when interest rates rise, the value of a portfolio invested in fixed-income securities generally can be expected to decline. Volatility may be greater during periods of general economic uncertainty.

  The Fund will invest at least 65% of its total assets in municipal securities rated investment grade at the time of investment; however, such municipal securities, like other debt obligations, are subject to the risk of non-payment. The ability of issuers of municipal securities to make timely payments of interest and principal may be adversely impacted in general economic downturns and as relative governmental cost burdens are allocated and reallocated among federal, state and local governmental units. Such non-payment would result in a reduction of income to the Fund, and could result in a reduction in the value of the municipal security experiencing non-payment and a potential decrease in the net asset value of the Fund.

  The Fund may invest the remainder of its total assets in municipal securities rated at the time of investment below investment grade or in unrated municipal securities considered by the Adviser to be of comparable quality to such securities. Securities rated below investment grade commonly are referred to as "junk bonds". Higher yields generally are available from such municipal securities. Investment in such lower grade municipal securities involves special risks as compared with investment in investment grade municipal securities. The market for lower grade municipal securities is considered to be less liquid than the market for investment grade municipal securities, which may adversely affect the ability of the Fund to dispose of such securities in a timely manner at a price which, in the Adviser's judgment, reflects the value of such security. The market price for less liquid securities tends to be more volatile than the market price for more liquid securities. Illiquid securities and the absence of readily available market quotations with respect thereto may make the Adviser's valuation of such securities more difficult, and the Adviser's judgment may play a greater role in the valuation of the Fund's securities. Lower grade municipal securities generally involve greater credit risk than investment grade municipal securities and are more sensitive to adverse economic changes, significant increases in interest rates and individual issuer developments. Because issuers of lower grade municipal securities frequently choose not to seek a rating of their municipal securities, the Fund will rely more heavily on the Adviser's ability to determine the relative investment quality of such securities than if the Fund invested exclusively in investment grade municipal securities. More detailed information concerning the risks associated with instruments in lower grade municipal securities is included in the Fund's Statement of Additional Information.

  The Adviser seeks to minimize the risks involved in investing in lower grade municipal securities through diversification and careful investment analysis. To the extent that there is no established retail market for some of the lower grade municipal securities in which the Fund may invest, trading in such securities may be relatively inactive. The Adviser is responsible for determining the net asset value of the Fund, subject to the supervision of the Board of Trustees of the Trust. During periods of reduced market liquidity and in the absence of readily available market quotations for lower grade municipal securities held in the Fund's portfolio, the ability of the Adviser to value the Fund's securities becomes more difficult and the Adviser's use of judgment may play a greater role in the valuation of the Fund's securities due to the reduced availability of reliable objective data. The effects of adverse publicity and investor perceptions may be more pronounced for securities for which no established retail market exists as compared with the effects on securities for which such a market does exist. Further, the Fund may have more difficulty selling such securities in a timely manner and at their stated value than would be the case for securities for which an established retail market does exist.


  The table below sets forth the percentages of the Fund's assets invested as of December 31, 1996 in the various S&P and Moody's rating categories and in unrated securities determined by the Adviser to be of comparable quality. The percentages are based on the dollar-weighted average of credit ratings of all debt securities held by the Fund during the 1996 fiscal year computed on a monthly basis.



                                                           UNRATED SECURITIES OF
                                      RATED SECURITIES       COMPARABLE QUALITY
              RATING                (AS A PERCENTAGE OF     (AS A PERCENTAGE OF
             CATEGORY                 PORTFOLIO VALUE)        PORTFOLIO VALUE)
             --------               --------------------   ----------------------
AAA/Aaa...........................         49.43%                   0.00%
AA/Aa.............................          5.15%                   0.00%
A/A...............................         10.52%                   0.00%
BBB/Baa...........................         31.43%                   0.52%
BB/Ba.............................          0.83%                   1.48%
B/B...............................          0.31%                   0.33%
CCC/Caa...........................          0.00%                   0.00%
CC/Ca.............................          0.00%                   0.00%
CC................................          0.00%                   0.00%
D.................................          0.00%                   0.00%
                                          ------                     ---
Percentage of Rated and Unrated
  Debt Securities.................         97.67%                   2.33%
                                          ======                     ===


  The portfolio composition shown in the table above reflects the allocation of assets by the Fund during a period in which the Fund did not acquire debt securities rated below BBB by S&P and Baa by Moody's. The Fund currently may acquire such debt securities. Accordingly, the percentage of the Fund's assets invested in securities of various grades may from time to time vary substantially from those set forth in the above table.

  The Fund has not established any limit on the percentage of its portfolio that may be invested in municipal securities subject to the alternative minimum tax provisions of federal tax law, and a substantial portion of the income produced by the Fund may be taxable under the alternative minimum tax. The Fund may not be a suitable investment for investors who are already subject to the federal alternative minimum tax or who would become subject to the federal alternative minimum tax as a result of an investment in the Fund. In addition, income earned or deemed to be earned with respect to the Fund's Strategic Transactions, if any, will be taxable. See "Tax Status."

  From time to time, proposals have been introduced before Congress that would have the effect of reducing or eliminating the federal tax exemption on municipal securities. If such a proposal were enacted, the ability of the Fund to pay tax exempt interest dividends might be adversely affected.

  SELECTION OF INVESTMENTS. The Adviser will buy and sell securities for the Fund's portfolio with a view to seeking a high level of current income exempt from federal income tax and will select securities which the Adviser believes entail reasonable credit risk considered in relation to the investment policies of the Fund. As a result, the Fund will not necessarily invest in the highest yielding tax-exempt municipal securities permitted by the investment policies if the Adviser determines that market risks or credit risks associated with such investments would subject the Fund's portfolio to excessive risk. The potential for realization of capital gains resulting from possible changes in interest rates will not be a major consideration. Other than for tax purposes, frequency of portfolio turnover generally will not be a limiting factor if the Fund considers it advantageous to purchase or sell securities. The Fund may have annual portfolio turnover rates in excess of 100%. A high rate of portfolio turnover involves correspondingly greater brokerage commission expenses or dealer costs than a lower rate, which expenses and costs must be borne by the Fund and its shareholders. High portfolio turnover may also result in the realization of substantial net short-term capital gains and any distributions resulting from such gains will be taxable. See "Tax Status" in this Prospectus and "Investment Policies and Restrictions" in the Statement of Additional Information.

  TEMPORARY DEFENSIVE STRATEGIES. At times conditions in the markets for tax-exempt municipal securities may, in the Adviser's judgment, make pursuing the Fund's basic investment strategy inconsistent with the best interests of its shareholders. At such times, the Adviser may use alternative strategies primarily designed to reduce fluctuations in the value of the Fund's assets. In implementing these "defensive" strategies, the Fund may invest to a substantial degree in high-quality, short-term municipal obligations. If these high-quality, short-term municipal obligations are not available or, in the Adviser's judgment, do not afford sufficient protection against adverse market conditions, the Fund may invest in taxable obligations. Such taxable obligations may include: obligations of the U.S. Government, its agencies or instrumentalities; other debt securities rated within the four highest grades by either S&P or Moody's (or comparably rated by any other NRSRO); commercial paper rated in the highest grade by either rating service (or comparably rated by any other NRSRO); certificates of deposit and bankers' acceptances; repurchase agreements with respect to any of the foregoing investments; or any other fixed-income securities that the Adviser considers consistent with such strategy. To the extent that the Fund invests a substantial portion of its assets in taxable securities for temporary defensive purposes, the Fund will not be invested in a manner primarily designed to achieve a high level of current income exempt from federal income tax.

------------------------------------------------------------------------------
INVESTMENT PRACTICES
------------------------------------------------------------------------------

  In connection with the investment policies described above, the Fund also may engage in strategic transactions and purchase and sell securities on a "when issued" and "delayed delivery" basis. These investments entail risks. Strategic transactions generally will not be treated as investments in tax-exempt municipal securities for purposes of the Fund's 80% investment policy with respect thereto.

  STRATEGIC TRANSACTIONS. The Fund may purchase and sell derivative instruments such as exchange-listed and over-the-counter put and call options on securities, financial futures, fixed-income indices and other financial instruments, purchase and sell financial futures contracts and enter into various interest rate transactions such as swaps, caps, floors or collars. Collectively, all of the above are referred to as "Strategic Transactions." Strategic Transactions may be used to attempt to protect against possible changes in the market value of securities held in or to be purchased for the Fund's portfolio resulting from securities markets, to protect the Fund's unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of the Fund's portfolio, or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities. Any or all of these investment techniques may be used at any time and there is no particular strategy that dictates the use of one technique rather than another, as use of any Strategic Transaction is a function of numerous variables including market conditions. The ability of the Fund to utilize these Strategic Transactions successfully will depend on the Adviser's ability to predict pertinent market movements, which cannot be assured. The Fund will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments.

  Strategic Transactions have risks associated with them including possible default by the other party to the transaction, illiquidity and, to the extent the Adviser's view as to certain market movements is incorrect, the risk that the use of such Strategic Transactions could result in losses greater than if they had not been used. Use of put and call options may result in losses to the Fund, force the sale of portfolio securities at inopportune times or for prices other than at current market values, limit the amount of appreciation the Fund can realize on its investments or cause the Fund to hold a security it might otherwise sell. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of the Fund creates the possibility that losses on the hedging instrument may be greater than gains in the value of the Fund's position. In addition, futures and options markets may not be liquid in all circumstances and certain over-the-counter options may have no markets. As a result, in certain markets, the Fund might not be able to close out a transaction without incurring substantial losses, if at all. Although the contemplated use of these futures contracts and options thereon should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in value of such position. Finally, the daily variation margin requirements for futures contracts would create a greater ongoing potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium. Losses resulting from the use of Strategic Transactions would reduce net asset value, and possibly income, and such losses can be greater than if the Strategic Transactions had not been utilized. The Strategic Transactions that the Fund may use and some of their risks are described more fully in the Fund's Statement of Additional Information.

  Income earned or deemed to be earned, if any, by the Fund from its Strategic Transactions will generally be taxable income of the Fund. See "Tax Status."


  "WHEN ISSUED" AND "DELAYED DELIVERY" TRANSACTIONS. The Fund may also purchase and sell municipal securities on a "when issued" and "delayed delivery" basis. No income accrues to the Fund on municipal securities in connection with such purchase transactions prior to the date the Fund actually takes delivery of such securities. These transactions are subject to market fluctuation; the value of the municipal securities at delivery may be more or less than their purchase price, and yields generally available on municipal securities when delivery occurs may be higher or lower than yields on the municipal securities obtained pursuant to such transactions. Because the Fund relies on the buyer or seller, as the case may be, to consummate the transaction, failure by the other party to complete the transaction may result in the Fund missing the opportunity of obtaining a price or yield considered to be advantageous. When the Fund is the buyer in such a transaction, however, it will maintain, in a segregated account with its custodian, cash or liquid securities having an aggregate value equal to the amount of such purchase commitments until payment is made. The Fund will make commitments to purchase municipal securities on such basis only with the intention of actually acquiring these securities, but the Fund may sell such securities prior to the settlement date if such sale is considered to be advisable. To the extent the Fund engages in "when issued" and "delayed delivery" transactions, it will do so for the purpose of acquiring securities for the Fund's portfolio consistent with the Fund's investment objectives and policies and not for the purposes of investment leverage. No specific limitation exists as to the percentage of the Fund's assets which may be used to acquire securities on a "when issued" or "delayed delivery" basis.


  RESTRICTED AND ILLIQUID SECURITIES. The Fund may invest up to 15% of its net assets in illiquid securities including securities the disposition of which is subject to substantial legal or contractual restrictions on resale and securities that are not readily marketable. The sale of restricted and illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Restricted securities salable among qualified institutional buyers without restriction pursuant to Rule 144A under the Securities Act of 1933 that are determined to be liquid by the Adviser under guidelines adopted by the Board of Trustees of the Trust (under which guidelines the Adviser will consider factors such as trading activities and the availability of price quotations), will not be treated as restricted securities by the Fund pursuant to such rules.

  OTHER PRACTICES. The Fund may borrow amounts up to 5% of its net assets in order to pay for redemptions when liquidation of portfolio securities is considered disadvantageous or inconvenient and may pledge up to 10% of its net assets to secure such borrowings.

  The Fund generally will not invest more than 25% of its total assets in any industry, nor will the Fund generally invest more than 5% of its assets in the securities of any single issuer. Governmental issuers of municipal securities are not considered part of any "industry." However, municipal securities backed only by the assets and revenues of nongovernmental users may for this purpose be deemed to be issued by such nongovernmental users, and the 25% limitation would apply to such obligations. It is nonetheless possible that the Fund may invest more than 25% of its assets in a broader segment of the municipal securities market, such as revenue obligations of hospitals and other health care facilities, housing agency revenue obligations, or airport revenue obligations if the Adviser determines that the yields available from obligations in a particular segment of the market justified the additional risks associated with a large investment in such segment. Although such obligations could be supported by the credit of governmental users, or by the credit of nongovernmental users engaged in a number of industries, economic, business, political and other developments generally affecting the revenues of such users (for example, proposed legislation or pending court decisions affecting the financing of such projects and market factors affecting the demand for their services or products) may have a general adverse effect on all municipal securities in such a market segment. The Fund reserves the right to invest more than 25% of its assets in industrial development bonds or in issuers located in the same state, although it has no present intention to invest more than 25% of its assets in issuers located in the same state. If the Fund were to invest more than 25% of its assets in issuers located in the same state, it would be more susceptible to adverse economic, business, or regulatory conditions in that state.

  The Fund may invest a substantial portion of its assets in municipal securities that pay interest that is subject to the federal alternative minimum tax. The Fund may not be a suitable investment for investors who are already subject to the federal alternative minimum tax or who would become subject to the federal alternative minimum tax as a result of an investment in the Fund.

  INVESTMENT RESTRICTIONS. The Fund is subject to certain investment restrictions which constitute fundamental policies. Fundamental policies cannot be changed without the approval of the holders of a majority of the Fund's outstanding voting securities, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). See "Investment Policies and Restrictions" in the Statement of Additional Information.

  PORTFOLIO TRANSACTIONS AND BROKERAGE ALLOCATION. The Adviser is responsible for decisions to buy and sell securities for the Fund, the selection of brokers and dealers to effect the transactions and the negotiation of prices and any brokerage commissions. The securities in which the Fund invests are traded principally in the over-the-counter market. In the over-the-counter market, securities generally are traded on a net basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a mark-up to the dealer. Securities purchased in underwritten offerings generally include, in the price, a fixed amount of compensation for the managers, underwriters and dealers. The Fund may also purchase certain money market instruments directly from an issuer, in which case no commissions or discounts are paid. Purchases and sales of bonds on a stock exchange are effected through brokers who charge a commission for their services.

  The Adviser is responsible for effecting securities transactions of the Fund and will do so in a manner deemed fair and reasonable to shareholders of the Fund and not according to any formula. The Adviser's primary considerations in selecting the manner of executing securities transactions for the Fund will be prompt execution of orders, the size and breadth of the market for the security, the reliability, integrity and financial condition and execution capability of the firm, the size of and difficulty in executing the order, and the best net price. There are many instances when, in the judgment of the Adviser, more than one firm can offer comparable execution services. In selecting among such firms, consideration is given to those firms which supply research and other services in addition to execution services. However, it is not the policy of the Adviser, absent special circumstances, to pay higher commissions to a firm because it has supplied such services.

  In effecting purchases and sales of the Fund's portfolio securities, the Adviser and the Fund may place orders with and pay brokerage commissions to brokers, including brokers which may be affiliated with the Fund, the Adviser and the Distributor or dealers participating in the offering of the Fund's shares. In addition, in selecting among firms to handle a particular transaction, the Adviser and the Fund may take into account whether the firm has sold or is selling shares of the Fund. See "Portfolio Transactions and Brokerage Allocation" in the Statement of Additional Information for more information.

------------------------------------------------------------------------------
INVESTMENT ADVISORY SERVICES
------------------------------------------------------------------------------


  THE ADVISER. Van Kampen American Capital Investment Advisory Corp. (the "Adviser") is the investment adviser for the Fund. The Adviser is a wholly-owned subsidiary of Van Kampen American Capital, Inc. ("Van Kampen American Capital"). Van Kampen American Capital is a diversified asset management company with more than two million retail investor accounts, extensive capabilities for managing institutional portfolios, and more than $57 billion under management or supervision. Van Kampen American Capital's more than 40 open-end and 38 closed-end funds and more than 2,500 unit investment trusts are professionally distributed by leading financial advisers nationwide. Van Kampen American Capital Distributors, Inc. (the "Distributor"), the distributor of the Fund and sponsor of the funds mentioned above, is a wholly-owned subsidiary of Van Kampen American Capital.



  Van Kampen American Capital is a wholly-owned subsidiary of VK/AC Holding, Inc. VK/AC Holding, Inc. is a wholly-owned subsidiary of MSAM Holdings II, Inc. which, in turn, is a wholly-owned subsidiary of Morgan Stanley Group Inc. The Adviser's principal office is located at One Parkview Plaza, Oakbrook Terrace, Illinois 60181.



  Morgan Stanley Group Inc. and various of its directly or indirectly owned subsidiaries, including Morgan Stanley & Co. Incorporated, a registered broker-dealer and investment adviser, and Morgan Stanley International, are engaged in a wide range of financial services. Their principal businesses include securities underwriting, distribution and trading; merger, acquisition, restructuring and other corporate finance advisory activities; merchant banking; stock brokerage and research services; asset management; trading of futures, options, foreign exchange, commodities and swaps (involving foreign exchange, commodities, indices and interest rates); real estate advice, financial and investing; and global custody, securities clearance services and securities lending.



  On February 5, 1997, Morgan Stanley Group Inc. and Dean Witter, Discover & Co. announced that they had entered into an Agreement and Plan of Merger to form Morgan Stanley, Dean Witter, Discover & Co. Subject to certain conditions being met, it is currently anticipated that the transaction will close in mid-1997. Thereafter, Van Kampen American Capital Investment Advisory Corp. will be an indirect subsidiary of Morgan Stanley, Dean Witter, Discover & Co.



  Dean Witter, Discover & Co. is a financial services company with three major businesses; full service brokerage, credit services and asset management.


  ADVISORY AGREEMENT. The business and affairs of the Fund will be managed under the direction of the Board of Trustees of the Trust, of which the Fund is a separate series. Subject to their authority, the Adviser and the respective officers of the Fund will supervise and implement the Fund's investment activities and will be responsible for overall management of the Fund's business affairs. The Fund will pay the

Adviser a fee equal to a percentage of the average daily net assets of the Fund as follows:

               AVERAGE DAILY NET ASSETS                   % PER ANNUM
               ------------------------                  --------------
First $500 million.....................................  0.500 of 1.00%
Over $500 million......................................  0.450 of 1.00%


  Under its investment advisory agreement with the Adviser, the Fund has agreed to assume and pay the charges and expenses of the Fund's operations, including the compensation of the Trustees of the Trust (other than those who are affiliated persons, as defined in the 1940 Act, of the Adviser, the Distributor or Van Kampen American Capital), the charges and expenses of independent accountants, legal counsel, transfer agent (ACCESS Investor Services, Inc. ("ACCESS"), a wholly-owned subsidiary of Van Kampen American Capital), or dividend disbursing agent and the custodian (including fees for safekeeping of securities), costs of calculating net asset value, costs of acquiring and disposing of portfolio securities, interest (if any) on obligations incurred by the Fund, costs of share certificates, membership dues in the Investment Company Institute or any similar organization, reports and notices to shareholders, costs of registering shares of the Fund under the federal securities laws, miscellaneous expenses and all taxes and fees to federal, state or other governmental agencies. The Adviser reserves the right in its sole discretion from time-to-time to waive all or a portion of its management fee or to reimburse the Fund for all or a portion of its other expenses.



  PERSONAL INVESTING POLICIES. The Fund and the Adviser have adopted Codes of Ethics designed to recognize the fiduciary relationship between the Fund and the Adviser and its employees. The Codes permit directors, trustees, officers and employees to buy and sell securities for their personal accounts subject to certain restrictions. Persons with access to certain sensitive information are subject to preclearance and other procedures designed to prevent conflicts of interest.


  PORTFOLIO MANAGEMENT. David C. Johnson, a Senior Vice President of the Adviser, has been primarily responsible for the day-to-day management of the Fund's portfolio since June 1995. Mr. Johnson has been employed by the Adviser since April 1989.

------------------------------------------------------------------------------
ALTERNATIVE SALES ARRANGEMENTS
------------------------------------------------------------------------------

  The Alternative Sales Arrangements permit an investor to choose the method of purchasing shares that is more beneficial to the investor, taking into account the amount of the purchase, the length of time the investor expects to hold the shares, whether the investor wishes to receive dividends in cash or to reinvest them in additional shares of the Fund, and other circumstances. Investors should consider such factors together with the amount of sales charges and accumulated distribution and service fees with respect to each class of shares that may be incurred over the anticipated duration of their investment in the Fund.

  The Fund offers three classes of shares, designated Class A Shares, Class B Shares and Class C Shares. Shares of each class are offered at a price equal to their net asset value per share plus a sales charge which, at the election of the purchaser, may be imposed (a) at the time of purchase ("Class A Shares") or
(b) on a contingent deferred basis (Class A Share accounts over $1 million, "Class B Shares" and "Class C Shares"). Class A Share accounts over $1 million or otherwise subject to a contingent deferred sales charge ("CDSC"), Class B Shares and Class C Shares sometimes are referred to herein collectively as "Contingent Deferred Sales Charge Shares" or "CDSC Shares."

  The minimum initial investment with respect to each class of shares is $500. The minimum subsequent investment with respect to each class of shares is $25. It is presently the policy of the Distributor, not to accept any order for Class B Shares in an amount of $500,000 or more and not to accept any order for Class C Shares in an amount of $1 million or more because it ordinarily will be more advantageous for an investor making such an investment to purchase Class A Shares.

  An investor should carefully consider the sales charges applicable to each class of shares and the estimated period of their investment to determine which class of shares is more beneficial for the investor to purchase. For example, investors who would qualify for a significant purchase price discount from the maximum sales charge on Class A Shares may determine that payment of such a reduced front-end sales charge is superior to electing to purchase Class B Shares or Class C Shares, each with no front-end sales charge but subject to a CDSC and a higher aggregate distribution and service fee. However, because initial sales charges are deducted at the time of purchase of Class A Share accounts under $1 million, a purchaser of such Class A Shares would not have all of his or her funds invested initially and therefore, would initially own fewer shares than if Class B Shares or Class C Shares had been purchased. On the other hand, an investor whose purchase would not qualify for price discounts applicable to Class A Shares and intends to remain invested until after the expiration of the applicable CDSC may wish to defer the sales charge and have all his or her funds initially invested in Class B Shares or Class C Shares. If such an investor anticipates that he or she will redeem such shares prior to the expiration of the CDSC period applicable to Class B Shares, the investor may wish to acquire Class C Shares. Investors must weigh the benefit of deferring the sales charge and having all of their funds invested against the higher aggregate distribution and service fee applicable to Class B Shares and Class C Shares (discussed below).

  Each class of shares represents an interest in the same portfolio of investments of the Fund and has the same rights, except each class of shares (i) bears those distribution fees, service fees and administrative expenses applicable to the respective class of shares as a result of its sales arrangements, (ii) has exclusive voting rights with respect to those provisions of the Fund's Rule 12b-1 distribution plan which relate only to such class and
(iii) has a different exchange privilege. Generally, a class of shares subject to a higher ongoing distribution and service fee or subject to the conversion feature will have a higher expense ratio and pay lower dividends than a class of shares subject to a lower ongoing distribution and service fee or not subject to the conversion feature. The per share net asset values of the different classes of shares are expected to be substantially the same; from time to time, however, the per share net asset values of the classes may differ. The net asset value per share of each class of shares of the Fund will be determined as described in this Prospectus under "Purchase of Shares -- Net Asset Value."


  The administrative expenses that may be allocated to a specific class of shares may consist of (i) ACCESS' expenses attributable to a specific class of shares, which expenses typically will be higher with respect to classes of shares subject to the conversion feature; (ii) printing and postage expenses related to preparing and distributing materials such as shareholder reports, prospectuses and proxy statements to current shareholders of a specific class;
(iii) Securities and Exchange Commission (the "SEC") registration fees incurred by a class of shares; (iv) the expense of administrative personnel and services as required to support the shareholders of a specific class; (v) Trustees' fees or expense incurred as a result of issues relating to one class of shares; (vi) accounting expenses relating solely to one class of shares; and (vii) any other incremental expenses subsequently identified that should be properly allocated to one or more classes of shares. All such expenses incurred by a class will be borne on a pro rata basis by the outstanding shares of such class. All allocations of administrative expenses to a particular class of shares will be limited to the extent necessary to preserve the Fund's qualification as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code").


------------------------------------------------------------------------------
PURCHASE OF SHARES
------------------------------------------------------------------------------


  The Fund offers three classes of shares to the public on a continuous basis through the Distributor, as principal underwriter, which is located at One Parkview Plaza, Oakbrook Terrace, Illinois 60181. Shares also are offered through members of the National Association of Securities Dealers, Inc. ("NASD") acting as securities dealers ("dealers") and through NASD members acting as brokers for investors ("brokers") or eligible non-NASD members acting as agents for investors ("financial intermediaries"). The Fund reserves the right to suspend or terminate the continuous public offering of its shares at any time and without prior notice.


  The Fund's shares are offered at the net asset value per share next computed after an investor places an order to purchase directly with the investor's broker, dealer or financial intermediary or with the Distributor plus any applicable sales charge. Sales personnel of brokers, dealers and financial intermediaries distributing the Fund's shares may receive differing compensation for selling different classes of shares. It is the responsibility of the investor's broker, dealer or financial intermediary to transmit the order to the Distributor. Because the Fund generally will determine net asset value once each business day as of the close of business, purchase orders placed through an investor's broker, dealer or financial intermediary must be transmitted to the Distributor by such broker, dealer or financial intermediary prior to such time in order for the investor's order to be fulfilled on the basis of the net asset value to be determined that day. Any change in the purchase price due to the failure of the Distributor to receive a purchase order prior to such time must be settled between the investor and the broker, dealer or financial intermediary submitting the order.


  The Distributor may from time to time implement programs under which a broker, dealer or financial intermediary's sales force may be eligible to win nominal awards for certain sales efforts or under which the Distributor will reallow to any broker, dealer or financial intermediary that sponsors sales contests or recognition programs conforming to criteria established by the Distributor, or participates in sales programs sponsored by the Distributor, an amount not exceeding the total applicable sales charges on the sales generated by the broker, dealer or financial intermediary at the public offering price during such programs. Other programs provide, among other things, and subject to certain conditions, for certain favorable distribution arrangements for shares of the Fund. Also, the Distributor in its discretion may from time to time, pursuant to objective criteria established by it, pay fees to, and sponsor business seminars for, qualifying brokers, dealers or financial intermediary for certain services or activities which are primarily intended to result in sales of shares of the Fund. Fees may include payment for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives and members of their families to locations within or outside of the United States for meetings or seminars of a business nature. In some instances additional compensation or promotional incentives may be offered to brokers, dealers or financial intermediaries that have sold or may sell significant amounts of shares during specified periods of time. The Distributor may provide additional compensation to Edward D. Jones & Co. or an affiliate thereof based on a combination of its sales of shares and increases in assets under management. Such payments to brokers, dealers and financial intermediaries for sales contests, other sales programs and seminars are made by the Distributor out of its own assets and not out of the assets of the Fund. Such fees paid for such services and activities with respect to the Fund will not exceed in the aggregate 1.25% of the average total daily net assets of the Fund on an annual basis. These programs will not change the price an investor will pay for shares or the amount that the Fund will receive from such sale.


CLASS A SHARES

  The public offering price of Class A Shares is equal to the net asset value per share plus an initial sales charge which is a variable percentage of the offering price depending upon the amount of the sale. The table below shows total sales charges and dealer concessions reallowed to dealers and agency commissions paid to brokers with respect to sales of Class A Shares. The sales charge is allocated between the investor's broker, dealer or financial intermediary and the Distributor. As indicated above, at the discretion of the Distributor, the entire sales charge may be reallowed to such broker, dealer or financial intermediary. The staff of the SEC has taken the position that brokers, dealers or financial intermediaries who receive more than 90% of the sales charge may be deemed to be "underwriters" as that term is defined in the Securities Act of 1933, as amended.

SALES CHARGE TABLE

                                                                             DEALER
                                                                           CONCESSION
                                                                            OR AGENCY
                                              TOTAL SALES CHARGE           COMMISSION
                                         ----------------------------      -----------
                                         PERCENTAGE       PERCENTAGE       PERCENTAGE
         SIZE OF TRANSACTION             OF OFFERING        OF NET         OF OFFERING
          AT OFFERING PRICE                 PRICE         ASSET VALUE         PRICE
         -------------------             -----------      -----------      -----------
Less than $25,000....................       3.25%            3.36%             3.00%
$25,000 but less than $250,000.......       2.75             2.83              2.50
$250,000 but less than $500,000......       1.75             1.78              1.50
$500,000 but less than $1,000,000....       1.50             1.52              1.25
$1,000,000 or more*..................       *                *                *

------------------------------------------------------------------------------

   * No sales charge is payable at the time of purchase on investments of $1 million or more, although for such investments the Fund imposes a CDSC of 1.00% on redemptions made within one year of the purchase. A commission will be paid to brokers, dealers or financial intermediaries who initiate and are responsible for purchases of $1 million or more as follows: 1.00% on sales to $2 million, plus 0.80% on the next $1 million and 0.50% on the excess over $3 million. See "Purchase of Shares -- Deferred Sales Charge Alternatives" for additional information with respect to CDSCs.


QUANTITY DISCOUNTS

  Investors purchasing Class A Shares may, under certain circumstances, be entitled to pay reduced sales charges. The circumstances under which such investors may pay reduced sales charges are described below.

  Investors, or their brokers, dealers or financial intermediaries, must notify the Fund whenever a quantity discount is applicable to purchases. Upon such notification, an investor will receive the lowest applicable sales charge. Quantity discounts may be modified or terminated at any time. For more information about quantity discounts, investors should contact their broker, dealer or financial intermediary or the Distributor.


  A person eligible for a reduced sales charge includes an individual, their spouse and children under 21 years of age and any corporation, partnership or sole proprietorship which is 100% owned, either alone or in combination, by any of the foregoing; a trustee or other fiduciary of a single trust estate or a single fiduciary account; or a "company" as defined is section 2(a)(8) of the 1940 Act.



  As used herein, "Participating Funds" refers to certain open-end investment companies advised by the Adviser or Van Kampen American Capital Asset Management, Inc. and distributed by the Distributor. Additional Funds may be added from time to time as determined by the Fund's Board of Trustees as Participating Funds.



  VOLUME DISCOUNTS. The size of investment shown in the preceding sales charge table applies to the total dollar amount being invested by any person at any one time in Class A Shares of the Fund, or in any combination of shares of the Fund and shares of other Participating Funds, although other Participating Funds may have different sales charges.



  CUMULATIVE PURCHASE DISCOUNT. The size of investment shown in the preceding sales charge table may also be determined by combining the amount being invested in Class A Shares of the Fund with other shares of the Fund and shares of Participating Funds, plus the current offering price of all shares of the Fund and other Participating Funds which have been previously purchased and are still owned.



  LETTER OF INTENT. A Letter of Intent provides an opportunity for an investor to obtain a reduced sales charge by aggregating the amount being invested over a 13-month period to determine the sales charge as outlined in the preceding sales charge table. The size of investment shown in the preceding table includes the amount of intended purchases of Class A Shares of the Fund with other shares of the Fund and shares of the Participating Funds plus the value of all shares of the Fund and other Participating Funds previously purchased during such 13-month period and still owned. An investor may elect to compute the 13-month period starting up to 90 days before the date of execution of a Letter of Intent. Each investment made during the period receives the reduced sales charge applicable to the total amount of the investment goal. If trades not initially made under a Letter of Intent subsequently qualify for a lower sales charge through the 90-day back-dating provision, an adjustment will be made at the expiration of the Letter of Intent to give effect to the lower charge. If the goal is not achieved within the 13-month period, the investor must pay the difference between the sales charge applicable to the purchases made and the sales charges previously paid. When an investor signs a Letter of Intent, shares equal to at least 5% of the total purchase amount of the level selected will be restricted from sale or redemption by the investor until the Letter of Intent is satisfied or any additional sales charges have been paid; if the Letter of Intent is not satisfied by the investor and any additional sales charges are not paid, sufficient restricted shares will be redeemed by the Fund to pay such charges. Additional information is contained in the application accompanying this Prospectus.


OTHER PURCHASE PROGRAMS


  Purchasers of Class A Shares may be entitled to reduced initial sales charges in connection with unit investment trust reinvestment programs and purchases by registered representatives of selling firms or purchases by persons affiliated with the Fund or the Distributor. The Fund reserves the right to modify or terminate these arrangements at any time.

  UNIT INVESTMENT TRUST REINVESTMENT PROGRAMS. The Fund permits unitholders of unit investment trusts to reinvest distributions from such trusts in Class A Shares of the Fund at net asset value with no minimum initial or subsequent investment requirement if the administrator of an investor's unit investment trust program meets certain uniform criteria relating to cost savings by the Fund and the Distributor. The total sales charge for all other investments made from unit trust distributions will be 1.00% of the offering price (1.01% of net asset value). Of this amount, the Distributor will pay to the broker, dealer or financial intermediary, if any, through which such participation in the qualifying program was initiated 0.50% of the offering price as a dealer concession or agency commission. Persons desiring more information with respect to this program, including the applicable terms and conditions thereof, should contact their broker, dealer, financial intermediary or the Distributor.


  The administrator of such a unit investment trust must have an agreement with the Distributor pursuant to which the administrator will (1) submit a single bulk order and make payment with a single remittance for all investments in the Fund during each distribution period by all investors who choose to invest in the Fund through the program and (2) provide ACCESS with appropriate backup data for each participating investor in a computerized format fully compatible with ACCESS' processing system.



  As further requirements for obtaining these special benefits, the Fund also requires that all dividends and other distributions by the Fund be reinvested in additional shares without any systematic withdrawal program. There will be no minimum for reinvestments from unit investment trusts. The Fund will send account activity statements to such participants on a monthly basis only, even if their investments are made more frequently. The Fund reserves the right to modify or terminate this program at any time.


  NAV PURCHASE OPTIONS. Class A Shares of the Fund may be purchased at net asset value, upon written assurance that the purchase is made for investment purposes and that the shares will not be resold except through redemption by the Fund, by:


  (1) Current or retired trustees or directors of funds advised by the Adviser or Van Kampen American Capital Asset Management, Inc. and such persons' families and their beneficial accounts.



  (2) Current or retired directors, officers and employees of Morgan Stanley Group Inc. and any of its subsidiaries, employees of an investment subadviser to any fund described in (1) above or an affiliate of such subadviser; and such persons' families and their beneficial accounts.



  (3) Directors, officers, employees and registered representatives of financial institutions that have a selling group agreement with the Distributor and their spouses and children under 21 years of age when purchasing for any accounts they beneficially own, or, in the case of any such financial institution, when purchasing for retirement plans for such institution's employees.


  (4) Registered investment advisers, trust companies and bank trust departments investing on their own behalf or on behalf of their clients provided that the aggregate amount invested in Class A Shares of the Fund alone, or any combination of shares of the Fund and shares of other Participating Funds as described herein under "Purchase of Shares -- Class A Shares -- Quantity Discounts," during the 13-month period commencing with the first investment pursuant hereto equals at least $1 million. The Distributor may pay brokers, dealers or financial intermediaries through which purchases are made an amount up to 0.50% of the amount invested, over a 12-month period following such transaction.



  (5) Trustees and other fiduciaries purchasing shares for retirement plans of organizations with retirement plan assets of $3 million or more and which invest in multiple fund families through national wirehouse alliance programs.


  (6) Accounts as to which a broker, dealer or financial intermediary charges an account management fee ("wrap accounts"), provided the broker, dealer or financial intermediary has a separate agreement with the Distributor.

  (7) Investors purchasing shares of the Fund with redemption proceeds from other mutual fund complexes on which the investor has paid a front-end sales charge or was subject to a deferred sales charge, whether or not paid, if such redemption has occurred no more than 30 days prior to such purchase.


  (8) Trusts created under pension, profit sharing or other employee benefit plans qualified under Section 401(a) of the Code, or custodial accounts held by a bank created pursuant to Section 403(b) of the Code and sponsored by non-profit organizations defined under Section 501(c)(3) of the Code and assets held by an employer or trustee in connection with an eligible deferred compensation plan under Section 457 of the Code. Such plans will qualify for purchases at net asset value provided, for plans initially establishing accounts with the Distributor in the Participating Funds after February 1, 1997, that (1) the initial amount invested in the Participating Funds is at least $500,000 or (2) such shares are purchased by an employer sponsored plan with more than 100 eligible employees. Such plans that have been established with a Participating Fund or have received proposals from the Distributor prior to February 1, 1997 based on net asset value purchase privileges previously in effect will be qualified to purchase shares of the Participating Funds at net asset value for accounts established on or before May 1, 1997. Section 403(b) and similar accounts for which Van Kampen American Capital Trust Company served as custodian will not be eligible for net asset value purchases based on the aggregate investment made by the plan or the number of eligible employees, except under certain uniform criteria established by the Distributor from time to time. Prior to February 1, 1997, a commission will be paid to authorized dealers who initiate and are responsible for such purchases within a rolling twelve-month period as follows:
      1.00% on sales to $5 million, plus 0.50% on the next $5 million and 0.25% on the excess over $10 million. For purchases on February 1, 1997 and thereafter, a commission will be paid as follows: 1.00% on sales to $2 million, plus 0.80% on the next $1 million, plus 0.50% on the next $47 million and 0.25% on the excess over $50 million.



  (9) Individuals who are members of a "qualified group". For this purpose, a qualified group is one which (i) has been in existence for more than six months, (ii) has a purpose other than to acquire shares of the Fund or similar investments, (iii) has given and continues to give its endorsement or authorization, on behalf of the group, for purchase of shares of the Fund and other Participating Funds, (iv) has a membership that the authorized dealer can certify as to the group's members and (v) satisfies other uniform criteria established by the Distributor for the purpose of realizing economics of scale in distributing such shares. A qualified group does not include one whose sole organizational nexus, for example, is that its participants are credit card holders of the same institution, policy holders of an insurance company, customers of a bank or broker-dealer, clients of an investment adviser or other similar groups. Shares purchased in each group's participants account in connection with this privilege will be subject to a CDSC of 1.00% in the event of redemption within one year of purchase, and a commission will be paid to authorized dealers who initiate and are responsible for such sales to each individual as follows: 1.00% on sales to $2 million, plus 0.80% on the next $1 million and 0.50% on the excess over $3 million.



The term "families" includes a person's spouse, children under 21 years of age and grandchildren, parents, and a person's spouse's parents.



  Purchase orders made pursuant to clause (4) may be placed either through authorized brokers, dealers or financial intermediaries as described above or directly with ACCESS, the investment adviser, trust company or bank trust department, provided that ACCESS receives federal funds for the purchase by the close of business on the next business day following acceptance of the order. An authorized broker, dealer or financial intermediary may charge a transaction fee for placing an order to purchase shares pursuant to this provision or for placing a redemption order with respect to such shares. The Fund may terminate, or amend the terms of, offering shares of the Fund at net asset value to such groups at any time.


DEFERRED SALES CHARGE ALTERNATIVES

  Investors choosing the deferred sales charge alternative may purchase Class A Shares in an amount of $1 million or more, Class B Shares or Class C Shares. The public offering price of a CDSC Share is equal to the net asset value per share without the imposition of a sales charge at the time of purchase. CDSC Shares are sold without an initial sales charge so that the Fund will receive the full amount of the investor's purchase payment. The Distributor will compensate brokers, dealers and financial intermediaries participating in the continuous public offering of the CDSC Shares out of its own assets, and not out of the assets of the Fund, at a percentage rate of the dollar value of the CDSC Shares purchased from the Fund by such brokers, dealers and financial intermediaries, which percentage rate will be equal to (i) with respect to Class A Shares, 1.00% on sales to $2 million, plus 0.80% on the next $1 million and 0.50% on the excess over $3 million; (ii) 3.00% with respect to Class B Shares; and (iii) 1.00% with respect to Class C Shares. Such compensation will not change the price an investor will pay for CDSC Shares or the amount that the Fund will receive from such sale.



  CDSC Shares redeemed within a specified period of time generally will be subject to a CDSC at the rates set forth below charged as a percentage of the dollar amount subject thereto. The amount of the CDSC will vary depending on (i) the class of CDSC Shares to which such shares belong and (ii) the number of years from the time of payment for the purchase of the CDSC Shares until the time of their redemption. The charge will be assessed on an amount equal to the lesser of the then current market value or the original purchase price of the CDSC Shares being redeemed. Accordingly, no contingent deferred sales charge will be imposed on increases in net asset value above the initial purchase price. In addition, no CDSC will be assessed on CDSC Shares derived from reinvestment of dividends or capital gains distributions. Solely for purposes of determining the number of years from the time of any payment for the purchase of CDSC Shares, all payments during a month will be aggregated and deemed to have been made on the last day of the month.



  Proceeds from the CDSC and the distribution fee applicable to a class of CDSC Shares are paid to the Distributor and are used by the Distributor to defray its expenses related to providing distribution related services to the Fund in connection with the sale of shares of such class of CDSC Shares, such as the payment of compensation to selected dealers and agents for selling such shares. The combination of the CDSC and the distribution fees facilitates the ability of the Fund to sell such CDSC Shares without a sales charge being deducted at the time of purchase.



  In determining whether a CDSC is applicable to a redemption of CDSC Shares, it will be assumed that the redemption is made first of any CDSC Shares acquired pursuant to reinvestment of dividends or distributions, second of CDSC Shares that have been held for a sufficient period of time such that the CDSC no longer is applicable to such shares, third of Class A Shares in the shareholder's Fund account that have converted from Class B Shares or Class C Shares, if any, and fourth of CDSC Shares held longest during the period of time that a CDSC is applicable to such CDSC Shares. The charge will not be applied to dollar amounts representing an increase in the net asset value per share since the time of purchase.


  To provide an example, assume an investor purchased 100 Class B Shares at $10 per share (at a cost of $1,000) and in the second year after purchase, the net asset value per share is $12 and, during such time, the investor has acquired 10 additional Class B Shares upon dividend reinvestment. If at such time the investor makes his first redemption of 50 shares (proceeds of $600), 10 shares will not be subject to charge because of dividend reinvestment. With respect to the remaining 40 shares, the charge is applied only to the original cost of $10 per share and not to the increase in net asset value of $2 per share. Therefore, $400 of the $600 redemption proceeds will be charged at a rate of 2.5% (the applicable rate in the second year after purchase).


  CLASS A SHARE PURCHASES OF $1 MILLION OR MORE. No sales charge is payable at the time of purchase on investments in Class A Shares of $1 million or more, although for such investments the Fund imposes a CDSC of 1.00% on redemptions made within one year of the purchase. A commission will be paid to dealers who initiate and are responsible for purchases of $1 million or more as follows:
1.00% on sales to $2 million, plus 0.80% on the next $1 million and 0.50% on the excess over $3 million.



  CLASS B SHARES. Class B Shares redeemed within four years of purchase generally will be subject to a CDSC at the rates set forth below, charged as a percentage of the dollar amount subject thereto:


                                                        CONTINGENT DEFERRED
                                                         SALES CHARGE AS A
                                                           PERCENTAGE OF
                                                           DOLLAR AMOUNT
                YEAR SINCE PURCHASE                      SUBJECT TO CHARGE
                -------------------                     -------------------
First...............................................           3.00%
Second..............................................           2.50%
Third...............................................           2.00%
Fourth..............................................           1.00%
Fifth and after.....................................           0.00%


  The CDSC generally is waived on redemptions of Class B Shares made pursuant to the Systematic Withdrawal Plan. See "Shareholder Services -- Systematic Withdrawal Plan."



  CLASS C SHARES. Class C Shares redeemed within the first 12 months of purchase generally will be subject to a CDSC of 1.00% of the dollar amount subject thereto. Class C Shares redeemed thereafter will not be subject to a CDSC.



  CONVERSION FEATURE. Class B Shares purchased on or after June 1, 1996 and any dividend reinvestment plan shares received thereon, automatically convert to Class A Shares eight years after the end of the calendar month in which the shares were purchased. Class B Shares purchased before June 1, 1996, and any dividend reinvestment plan shares received thereon, automatically convert to Class A Shares six years after the end of the calendar month in which the shares were purchased. Class C Shares purchased before January 1, 1997, and any dividend reinvestment plan shares received thereon, automatically convert to Class A Shares ten years after the end of the calendar month in which such shares were purchased. Such conversion will be on the basis of the relative net asset values per share, without the imposition of any sales load, fee or other charge.



  The conversion of such shares to Class A Shares is subject to the continuing availability of an opinion of counsel to the effect that (i) the assessment of the higher distribution and service fees and ACCESS costs with respect to such shares does not result in the Fund's dividends or distributions constituting "preferential dividends" under the Internal Revenue Code of 1986, as amended (the "Code"), and (ii) the conversion of such shares does not constitute a taxable event under federal income tax law. The conversion may be suspended if such an opinion is no longer available and such shares might continue to be subject to the higher aggregate fees applicable to such class of shares for an indefinite period.



  WAIVER OF CONTINGENT DEFERRED SALES CHARGE. The CDSC is waived on redemptions of Class B Shares and Class C Shares (i) following the death or disability (as defined in the Code) of a shareholder, (ii) in connection with required minimum distributions from an IRA or other retirement plan, (iii) pursuant to the Fund's systematic withdrawal plan but limited to 12% annually of the initial value of the account and (iv) effected pursuant to the right of the Fund to liquidate a shareholder's account as described herein under "Redemption of Shares." The CDSC also is waived on redemptions of Class C Shares as it relates to the reinvestment of redemption proceeds in shares of the same class of the Fund within 120 days after redemption. See "Shareholder Services" and "Redemption of Shares" for further discussion of the waiver provisions.


NET ASSET VALUE

  The net asset value per share of the Fund will be determined separately for each class of shares. The net asset value per share of a given class of shares of the Fund is determined by calculating the total value of the Fund's assets attributable to such class of shares, deducting its total liabilities attributable to such class of shares, and dividing the result by the number of shares of such class outstanding. The net asset value for the Fund is computed once daily as of 5:00 p.m. Eastern time Monday through Friday, except on customary business holidays, or except on any day on which no purchase or redemption orders are received, or there is not a sufficient degree of trading in the Fund's portfolio securities such that the Fund's net asset value per share might be materially affected. The Fund reserves the right to calculate the net asset value and to adjust the public offering price based thereon more frequently than once a day if deemed desirable. The net asset value per share of the different classes of shares are expected to be substantially the same; from time to time, however, the per share net asset value of the different classes of shares may differ.

  Portfolio securities are valued by using market quotations, prices provided by market makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics in accordance with procedures established in good faith by the Board of Trustees of the Trust, of which the Fund is a series. Securities with remaining maturities of 60 days or less are valued at amortized cost when amortized cost is determined in good faith by or under the direction of the Board of Trustees of the Trust to be representative of the fair value at which it is expected such securities may be resold. Any securities or other assets for which current market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Board of Trustees of the Trust.

------------------------------------------------------------------------------
SHAREHOLDER SERVICES
------------------------------------------------------------------------------

  The Fund offers a number of shareholder services designed to facilitate investment in its shares at little or no extra cost to the investor. Below is a description of such services. Unless otherwise described below, each of these services may be modified or terminated by the Fund at any time.


  INVESTMENT ACCOUNT. ACCESS, transfer agent for the Fund and a wholly-owned subsidiary of Van Kampen American Capital, performs bookkeeping, data processing and administration services related to the maintenance of shareholder accounts. Each shareholder has an investment account under which shares are held by ACCESS. Except as described in this Prospectus, after each share transaction in an account, the shareholder receives a statement showing the activity in the account. Each shareholder will receive statements at least quarterly from ACCESS showing any reinvestments of dividends and capital gains distributions and any other activity in the account since the preceding statement. Such shareholders also will receive separate confirmations for each purchase or sale transaction other than reinvestment of dividends and capital gains distributions and systematic purchases or redemptions. Additions to an investment account may be made at any time by purchasing shares through authorized brokers, dealers or financial intermediaries or by mailing a check directly to ACCESS.


  SHARE CERTIFICATES. Generally, the Fund will not issue share certificates. However, upon written or telephone request to the Fund, a share certificate will be issued, representing shares (with the exception of fractional shares) of the Fund. A shareholder will be required to surrender such certificates upon redemption thereof. In addition, if such certificates are lost the shareholder must write to Van Kampen American Capital Funds, c/o ACCESS, P.O. Box 418256, Kansas City, MO 64141-9256, requesting an "affidavit of loss" and to obtain a Surety Bond in a form acceptable to ACCESS. On the date the letter is received ACCESS will calculate a fee for replacing the lost certificate equal to no more than 2.00% of the net asset value of the issued shares and bill the party to whom the replacement certificate was mailed.

  REINVESTMENT PLAN. A convenient way for investors to accumulate additional shares is by accepting dividends and capital gains distributions in shares of the

Fund. Such shares are acquired at net asset value (without sales charge) on the record date of such dividend or distribution. Unless the shareholder instructs otherwise, the reinvestment plan is automatic. This instruction may be made by telephone by calling (800) 421-5666 ((800) 421-2833 for the hearing impaired) or in writing to ACCESS. The investor may, on the initial application or prior to any declaration, instruct that dividends be paid in cash and capital gains distributions be reinvested at net asset value, or that both dividends and capital gains distributions be paid in cash. For further information, see "Distributions from the Fund."


  AUTOMATIC INVESTMENT PLAN. An automatic investment plan is available under which a shareholder can authorize ACCESS to charge a bank account on a regular basis to invest pre-determined amounts in the Fund. Additional information is available from the Distributor or authorized brokers, dealers or financial intermediaries.


  DIVIDEND DIVERSIFICATION. A shareholder may, upon written request or by completing the appropriate section of the application form accompanied by this Prospectus or by calling (800) 421-5666 ((800) 421-2833 for the hearing impaired), elect to have all dividends and other distributions paid on a class of shares of the Fund invested into shares of the same class of any other Participating Fund, Tax Free Money Fund or Reserve Fund so long as a pre-existing account for such class of shares exists for such shareholder.


  If the qualified pre-existing account does not exist, the shareholder must establish a new account subject to minimum investment and other requirements of the fund into which distributions would be invested. Distributions are invested into the selected fund at its net asset value as of the payable date of the distribution only if shares of such selected fund have been registered for sale in the investor's state.


  EXCHANGE PRIVILEGE. Shares of the Fund may be exchanged with shares of another Participating Fund subject to certain limitations. Before effecting an exchange, shareholders in the Fund should obtain and read a current prospectus of the fund into which the exchange is to be made. SHAREHOLDERS MAY ONLY EXCHANGE INTO SUCH OTHER FUNDS AS ARE LEGALLY AVAILABLE FOR SALE IN THEIR STATE.


  To be eligible for exchange, shares of the Fund must have been registered in the shareholder's name for at least 30 days prior to an exchange. Shares of the Fund registered in a shareholder's name for less than 30 days may only be exchanged upon receipt of prior approval of the Adviser. Under normal circumstances, it is the policy of the Adviser not to approve such requests.

  Class A Shares of Van Kampen American Capital funds that generally impose an initial sales charge are not subject to any sales charge upon exchange into the Fund. Class A Shares of Van Kampen American Capital funds that generally do not impose an initial sales charge are subject to the appropriate sales charge applicable to Class A Shares of the Fund.

  No sales charge is imposed upon the exchange of Class B Shares and Class C Shares. The CDSC schedule and conversion schedule applicable to a Class B Share or Class C Share acquired through the exchange privilege is determined by reference to the Van Kampen American Capital fund from which such share originally was purchased. The holding period of a Class B Share or Class C Share acquired through the exchange privilege is determined by reference to the date such share originally was purchased from a Van Kampen American Capital fund.


  Exchanges of shares are sales and may result in a gain or loss for federal income tax purposes. If the shares exchanged have been held for less than 91 days, the sales charge paid on such shares is not included in the tax basis of the exchanged shares, but is carried over and included in the tax basis of the shares acquired.


  A shareholder wishing to make an exchange may do so by sending a written request to ACCESS or by contacting the telephone transaction line at (800) 421-5684 ((800) 421-2833 for the hearing impaired). A shareholder automatically has telephone exchange privileges unless otherwise designated in the application form accompanied by this Prospectus. The exchange will take place at the relative net asset values of the shares next determined after receipt of such request with adjustment for any additional sales charge. Any shares exchanged begin earning dividends on the next business day after the exchange is affected. Van Kampen American Capital and its subsidiaries, including ACCESS (collectively, "VKAC"), and the Fund employ procedures considered by them to be reasonable to confirm that instructions communicated by telephone are genuine. Such procedures include requiring certain personal identification information prior to acting upon telephone instructions, tape recording telephone communications, and providing written confirmation of instructions communicated by telephone. Exchanges are effected at the net asset value per share next calculated after the request is received in good order with adjustment for any additional sales charge. If reasonable procedures are employed, a shareholder agrees that neither VKAC nor the Fund will be liable for following telephone instructions which it reasonably believes to be genuine. VKAC and the Fund may be liable for any losses due to unauthorized or fraudulent instructions if reasonable procedures are not followed. If the exchanging shareholder does not have an account in the fund whose shares are being acquired, a new account will be established with the same registration, dividend and capital gains options (except dividend diversification options) and broker, dealer or financial intermediary of record as the account from which shares are exchanged, unless otherwise specified by the shareholder. In order to establish a systematic withdrawal plan for the new account or reinvest dividends from the new account into another fund, an exchanging shareholder must file a specific written request. The Fund reserves the right to reject any order to acquire shares through exchange. In addition, the Fund may modify restrict or terminate the exchange privilege at any time on 60 days' notice to its shareholders of any termination or material amendment.



  A prospectus of any of these mutual funds may be obtained from any broker, dealer or financial intermediary or the Distributor. An investor considering an exchange to one of such funds should refer to the prospectus for additional information regarding such fund prior to investing.



  SYSTEMATIC WITHDRAWAL PLAN. Any investor whose shares in a single account total $10,000 or more at the offering price next computed after receipt of instructions may establish a monthly, quarterly, semi-annual or annual withdrawal plan. Any investor whose shares in a single account total $5,000 or more at the offering price next computed after receipt of instructions may establish a quarterly, semi-annual or annual withdrawal plan. This plan provides for the orderly use of the entire account, not only the income but also the capital, if necessary. Each withdrawal constitutes a redemption of shares on which taxable gain or loss will be recognized. The plan holder may arrange for monthly, quarterly, semi-annual, or annual checks in any amount not less than $25.



  Holders of Class B Shares and Class C Shares who establish a withdrawal plan may redeem up to 12% annually of the shareholder's initial account balance without incurring a contingent deferred sales charge. Initial account balance means the amount of the shareholder's investment at the time the election to participate in the plan is made.


  Under the plan, sufficient shares of the Fund are redeemed to provide the amount of the periodic withdrawal payment. Dividends and capital gains distributions on shares held under the plan are reinvested in additional shares at the next determined net asset value. If periodic withdrawals continuously exceed reinvested dividends and capital gains distributions, the shareholder's original investment will be correspondingly reduced and ultimately exhausted. Withdrawals made concurrently with purchases of additional shares ordinarily will be disadvantageous to the shareholder because of the duplication of sales charges. The Fund reserves the right to amend or terminate the systematic withdrawal program on thirty days' notice to its shareholders.

  CHECK WRITING PRIVILEGE. Holders of Class A Shares of the Fund for which certificates have not been issued and which are in a non-escrow status may appoint ACCESS as agent by completing the Authorization for Redemption by Check Form and the appropriate section of the application and returning the form and the application to ACCESS. Once the form is properly completed, signed and returned to the agent, a supply of checks drawn on State Street Bank and Trust Company ("State Street Bank") will be sent to such shareholder. These checks may be made payable by the holder of Class A Shares to the order of any person in any amount of $100 or more.

  When a check is presented to State Street Bank for payment, full and fractional Class A Shares required to cover the amount of the check are redeemed from the shareholder's account by ACCESS at the next determined net asset value. Check writing redemptions represent the sale of Class A Shares. Any gain or loss realized on the sale of Class A Shares is a taxable event. See "Redemption of Shares."

  Checks will not be honored for redemption of Class A Shares held less than 15 calendar days, unless such Class A Shares have been paid for by bank wire. Any Class A Shares for which there are outstanding certificates may not be redeemed by check. If the amount of the check is greater than the proceeds of all uncertificated shares held in the shareholder's Class A Share account, the check will be returned and the shareholder may be subject to additional charges. Holders of Class A Shares may not liquidate the entire account by means of a check. The check writing privilege may be terminated or suspended at any time by the Fund or State Street Bank. Retirement plans and accounts that are subject to backup withholding are not eligible for the privilege. A "stop payment" system is not available on these checks. See the Statement of Additional Information for further information regarding the establishment of the privilege.


  AUTOMATED CLEARING HOUSE ("ACH") DEPOSITS. Holders of Class A Shares can use ACH to have redemption proceeds deposited electronically into their bank accounts. Redemptions transferred to a bank account via the ACH plan are available to be credited to the account on the second business day following normal payment. In order to utilize this option, the shareholder's bank must be a member of Automated Clearing House. In addition, the shareholder must fill out the appropriate section of the account application. The shareholder must also include a voided check or deposit slip from the bank account into which redemptions are to be deposited together with the completed application. Once ACCESS has received the application and the voided check or deposit slip, such shareholder's designated bank account, following any redemption, will be credited with the proceeds of such redemption. Once enrolled in the ACH plan, a shareholder may terminate participation at any time by writing ACCESS.

------------------------------------------------------------------------------
REDEMPTION OF SHARES
------------------------------------------------------------------------------

  Shareholders may redeem for cash some or all of their shares without charge by the Fund (other than, with respect to CDSC Shares, the applicable contingent deferred sales charge) at any time by sending a written request in proper form directly to ACCESS, P. O. Box 418256, Kansas City, Missouri 64141-9256, by placing the redemption request through an authorized dealer or by calling the Fund.

  WRITTEN REDEMPTION REQUESTS. In the case of redemption requests sent directly to ACCESS, the redemption request should indicate the number of shares to be redeemed, the class designation of such shares, the account number and be signed exactly as the shares are registered. Signatures must conform exactly to the account registration. If the proceeds of the redemption would exceed $50,000, or if the proceeds are not to be paid to the record owner at the record address, or if the record address has changed within the previous 30 days, signature(s) must be guaranteed by one of the following: a bank or trust company; a broker-dealer; a credit union; a national securities exchange, registered securities association or clearing agency; a savings and loan association; or a federal savings bank. If certificates are held for the shares being redeemed, such certificates must be endorsed for transfer or accompanied by an endorsed stock power and sent with the redemption request. In the event the redemption is requested by a corporation, partnership, trust, fiduciary, executor or administrator, and the name and title of the individual(s) authorizing such redemption is not shown in the account registration, a copy of the corporate resolution or other legal documentation appointing the authorized signer and certified within the prior 60 days must accompany the redemption request. The redemption price is the net asset value per share next determined after the request is received by ACCESS in proper form. Payment for shares redeemed (less any sales charge, if applicable) will ordinarily be made by check mailed within three business days after acceptance by ACCESS of the request and any other necessary documents in proper order. Such payments may be postponed or the right of redemption suspended as provided by the rules of the SEC. If the shares to be redeemed have been recently purchased by check, ACCESS may delay mailing a redemption check until it confirms that the purchase check has cleared, usually a period of up to 15 days. Any gain or loss realized on the redemption of shares is a taxable event.

  DEALER REDEMPTION REQUESTS. Shareholders may sell shares through their securities dealer, who will telephone the request to the Distributor. Orders received from dealers must be at least $500 unless transmitted via the FUNDSERV network. The redemption price for such shares is the net asset value next calculated after an order is received by a dealer provided such order is transmitted to the Distributor prior to the Distributor's close of business on such day. It is the responsibility of dealers to transmit redemption requests received by them to the Distributor so they will be received prior to such time. Any change in the redemption price due to failure of the Distributor to receive a sell order prior to such time must be settled between the shareholder and dealer. Shareholders must submit a written redemption request in proper form (as described above under "Written Redemption Requests") to the dealer within three business days after calling the dealer with the sell order. Payment for shares redeemed (less any sales charge, if applicable) will ordinarily be made by check mailed within three business days to the dealer.


  TELEPHONE REDEMPTION REQUESTS. The Fund permits redemption of shares by telephone and for redemption proceeds to be sent to the address of record for the account or to the bank account of record as described below. To establish such privilege, a shareholder must complete the appropriate section of the application accompanying this Prospectus or call the Fund at (800) 421-5666 ((800) 421-2833 for the hearing impaired) to request that a copy of the Telephone Redemption Authorization form be sent to them for completion. To redeem shares, contact the telephone transaction line at (800) 421-5684. VKAC and the Fund employ procedures considered by them to be reasonable to confirm that instructions communicated by telephone are genuine. Such procedures include requiring certain personal identification information prior to acting upon telephone instructions, tape recording telephone communications, and providing written confirmation of instructions communicated by telephone. If reasonable procedures are employed, a shareholder agrees that neither VKAC nor the Fund will be liable for following instructions which it reasonably believes to be genuine. VKAC and the Fund may be liable for any losses due to unauthorized or fraudulent instructions if reasonable procedures are not followed. Telephone redemptions may not be available if the shareholder cannot reach ACCESS by telephone, whether because all telephone lines are busy or for any other reason; in such case, a shareholder would have to use the Fund's other redemption procedures previously described. Requests received by ACCESS prior to 4:00 p.m., New York time, on a regular business day will be processed at the net asset value per share determined that day. These privileges are available for all accounts other than retirement accounts. The telephone redemption privilege is not available for shares represented by certificates. If the shares to be redeemed have been recently purchased by check, ACCESS may delay mailing a redemption check or wiring redemption proceeds until it confirms that the purchase check has cleared, usually a period of up to 15 days. If an account has multiple owners, ACCESS may rely on the instructions of any one owner.

  For redemptions authorized by telephone, amounts of $50,000 or less may be redeemed daily if the proceeds are to be paid by check sent to the shareholders' address of record and amounts of at least $1,000 and up to $1 million may be redeemed daily if the proceeds are to be paid by wire sent to the shareholder's bank account of record. The proceeds must be payable to the shareholder(s) of record. Proceeds from redemptions to be paid by check will ordinarily be mailed within three business days to the shareholder's address of record. Proceeds from redemptions to be paid by wire will ordinarily be wired on the next business day to the shareholder's bank account of record. This privilege is not available if the address of record has been changed within 30 days prior to a telephone redemption request. The Fund reserves the right at any time to terminate, limit or otherwise modify this telephone redemption privilege.


  REDEMPTION UPON DISABILITY. The Fund will waive the CDSC on redemptions following the disability of holders of Class B Shares and Class C Shares. An individual will be considered disabled for this purpose if he or she meets the definition thereof in Section 72(m)(7) of the Code, which in pertinent part defines a person as disabled if such person "is unable to engage in any substantial gainful activity by reason of any medically determinable physical or mental impairment which can be expected to result in death or to be of long-continued and indefinite duration." While the Fund does not specifically adopt the balance of the Code's definition which pertains to furnishing the Secretary of Treasury with such proof as he or she may require, the Distributor will require satisfactory proof of disability before it determines to waive the CDSC on Class B Shares and Class C Shares.



  In cases of disability, the CDSCs on Class B Shares and Class C Shares will be waived where the disabled person is either an individual shareholder or owns the shares as a joint tenant with right of survivorship or is the beneficial owner of a custodial or fiduciary account, and where the redemption is made within one year of the initial determination of disability. This waiver of the CDSC on Class B Shares and Class C Shares applies to a total or partial redemption, but only to redemptions of shares held at the time of the initial determination of disability.


  GENERAL REDEMPTION INFORMATION. The Fund may redeem any shareholder account with a net asset value on the date of the notice of redemption less than the minimum investment as specified by the Trustees. At least 60 days advance written notice of any such involuntary redemption is required and the shareholder is given an opportunity to purchase the required value of additional shares at the next determined net asset value without sales charge. Any applicable CDSC will be deducted from the proceeds of this redemption. Any involuntary redemption may only occur if the shareholder account is less than the minimum investment due to shareholder redemptions.



  REINSTATEMENT PRIVILEGE. Holders of Class A Shares or Class B Shares who have redeemed shares of the Fund may reinstate any portion or all of the net proceeds of such redemption in Class A Shares of the Fund. Holders of Class C Shares who have redeemed shares of the Fund may reinstate any portion or all of the net proceeds of such redemption in Class C Shares of the Fund with credit given for any CDSC paid upon such redemption. Such reinstatement is made at the net asset value (without sales charge except as described under "Shareholder Services -- Exchange Privilege") next determined after the order is received, which must be within 180 days after the date of the redemption. See "Purchase of Shares -- Waiver of Contingent Deferred Sales Charge." Reinstatement at net asset value is also offered to participants in those eligible retirement plans held or administered by Van Kampen American Capital Trust Company for repayment of principal (and interest) on their borrowings on such plans.


------------------------------------------------------------------------------

DISTRIBUTION AND SERVICE PLANS

------------------------------------------------------------------------------

  The Fund has adopted a distribution plan (the "Distribution Plan") with respect to each class of its shares pursuant to Rule 12b-1 under the 1940 Act. The Fund also has adopted a service plan (the "Service Plan") with respect to each class of its shares. The Distribution Plan and the Service Plan provide that the Fund may spend a portion of the Fund's average daily net assets attributable to each class of shares in connection with distribution of the respective class of shares and in connection with the provision of ongoing services to shareholders of each class. The Distribution Plan and the Service Plan are being implemented through an agreement with the Distributor and sub-agreements between the Distributor and brokers, dealers and financial intermediaries (collectively, "Selling Agreements") that may provide for their customers or clients certain services or assistance.

  CLASS A SHARES. The Fund may spend an aggregate amount of up to 0.25% per year of the average daily net assets attributable to the Class A Shares of the Fund pursuant to the Distribution Plan and the Service Plan. From such amount, the Fund may spend up to 0.25% per year of its average daily net assets attributable to the Class A Shares pursuant to the Service Plan in connection with the ongoing provision of services to holders of such shares by the Distributor and by brokers, dealers or financial intermediaries and in connection with the maintenance of shareholders' accounts. The Fund pays the Distributor the lesser of the balance of the 0.25% not paid to such brokers, dealers or financial intermediaries or the amount of the Distributor's actual distribution-related expenses.


  CLASS B SHARES. The Fund may spend up to 0.75% per year of its average daily net assets attributable to the Class B Shares pursuant to the Distribution Plan. In addition, the Fund may spend up to 0.25% per year of the Fund's average daily net assets attributable to the Class B Shares pursuant to the Service Plan in connection with the ongoing provision of services to holders of such shares by the Distributor and by brokers, dealers or financial intermediaries and in connection with the maintenance of such shareholders' accounts.


  CLASS C SHARES. The Fund may spend up to 0.75% per year of the average daily net assets attributable to the Class C Shares of the Fund pursuant to the Distribution Plan. From such amount, the Fund, or the Distributor as agent for the Fund, pays brokers, dealers or financial intermediaries in connection with the distribution of the Class C Shares up to 0.75% of the Fund's average daily net assets attributable to Class C Shares maintained in the Fund more than one year by such broker's, dealer's or financial intermediary's customers. The Fund pays the Distributor the lesser of the balance of 0.75% not paid to such brokers, dealers or financial intermediaries or the amount of the Distributor's actual distribution-related expense attributable to the Class C Shares. In addition, the Fund may spend up to 0.25% per year of the Fund's average daily net assets attributable to the Class C Shares pursuant to the Service Plan in connection with the ongoing provision of services to holders of such shares by the Distributor and by brokers, dealers or financial intermediaries and in connection with the maintenance of such shareholders' accounts.


  OTHER INFORMATION. Amounts payable to the Distributor with respect to the Class A Shares under the Distribution Plan in a given year may not fully reimburse the Distributor for its actual distribution-related expenses during such year. In such event, with respect to the Class A Shares, there is no carryover of such reimbursement obligations to succeeding years.


  The Distributor's actual expenses with respect to the CDSC Shares (for purposes of this section, excluding any Class A Shares that may be subject to a
CDSC) for any given year may exceed the amounts payable to the Distributor with respect to the CDSC Shares under the Distribution Plan, the Service Plan and payments received pursuant to the CDSC. In such event, with respect to the CDSC Shares, any unreimbursed expenses will be carried forward and paid by the Fund (up to the amount of the actual expenses incurred) in future years so long as such Distribution Plan is in effect. Except as mandated by applicable law, the Fund does not impose any limit with respect to the number of years into the future that such unreimbursed distribution expenses may be carried forward (on a Fund level basis). Because such expenses are accounted on a Fund level basis, in periods of extreme net asset value fluctuation such amounts with respect to a particular CDSC Share may be greater or less than the amount of the initial commission (including carrying cost) paid by the Distributor with respect to such CDSC Share. In such circumstances, a shareholder of such CDSC Share may be deemed to incur expenses attributable to other shareholders of such class. As of December 31, 1996, there were $111,106 and $25,606 of unreimbursed distribution related expenses with respect to Class B Shares and Class C Shares, respectively, representing 0.68% and less than 0.44% of the Fund's net assets attributable to Class B Shares and Class C Shares, respectively. If the Distribution Plan was terminated or not continued, the Fund would not be contractually obligated to pay the Distributor for any expenses not previously reimbursed by the Fund or recovered through CDSCs.



  Because the Fund is a series of the Trust, amounts paid to the Distributor as reimbursement for expenses of one series of the Trust may indirectly benefit the other funds which are series of the Trust. The Distributor will endeavor to allocate such expenses among such funds in an equitable manner. The Distributor will not use the proceeds from the CDSC with respect to a particular class of shares to defray distribution-related expenses attributable to any other class of shares. Various federal and state laws prohibit national banks and some state-chartered commercial banks from underwriting or dealing in the Fund's shares. In addition, state securities laws on this issue may differ from the interpretations of federal law, and banks and financial institutions may be required to register as dealers pursuant to state law. In the unlikely event that a court were to find that these laws prevent such banks from providing such services described above, the Fund would seek alternate providers and expects that shareholders would not experience any disadvantage.


------------------------------------------------------------------------------
DISTRIBUTIONS FROM THE FUND
------------------------------------------------------------------------------

  The Fund's present policy, which may be changed at any time by the Board of Trustees, is to declare daily and pay monthly distributions of all or substantially all net investment income of the Fund. Net investment income consists of all interest income, dividends and other ordinary income earned by the Fund, less all expenses of the Fund attributable to the class of shares in question. Net short-term capital gains, if any, may be distributed throughout the year. Expenses of the Fund are accrued each day. Net realized long-term capital gains, if any, are expected to be distributed, to the extent permitted by applicable law, to shareholders at least annually. Distributions cannot be assured, and the amount of each monthly distribution may vary.

  Distributions with respect to each class of shares will be calculated in the same manner on the same day and will be in the same amount, except that the different distribution and service fees and any incremental administrative expenses relating to each class of shares will be borne exclusively by the respective class and may cause the distributions relating to the different classes of shares to differ. Generally, distributions with respect to a class of shares subject to a higher distribution fee, service fee, or, where applicable, the conversion feature will be lower than distributions with respect to a class of shares subject to a lower distribution fee, service fee, or not subject to the conversion feature.


  Investors will be entitled to begin receiving dividends on their shares on the business day after ACCESS receives payments for such shares. However, shares become entitled to dividends on the day ACCESS receives payment for the shares either through a fed wire or NSCC settlement. Shares remain entitled to dividends through the day such shares are processed for payment on redemption.


  Distribution checks may be sent to parties other than the shareholder in whose name the account is registered. Persons wishing to utilize this service should complete the appropriate section of the account application accompanying this Prospectus or available from Van Kampen American Capital Funds, c/o ACCESS, P.O. Box 418256, Kansas City, MO 64141-9256. After ACCESS receives this completed form, distribution checks will be sent to the bank or other person so designated by such shareholder.


  PURCHASE OF ADDITIONAL SHARES WITH DISTRIBUTIONS. The Fund will automatically credit monthly distributions and any annual net long-term capital gain distributions to a shareholder's account in additional shares of the Fund valued at net asset value, without a sales charge. Unless a shareholder instructs otherwise, the reinvestment plan is automatic. This instruction may be made by telephone by calling (800) 421-5666 ((800) 421-2833 for the hearing impaired) or in writing to ACCESS. See "Shareholder Services -- Reinvestment Plan."


------------------------------------------------------------------------------

TAX STATUS

------------------------------------------------------------------------------


  FEDERAL INCOME TAXATION. The Fund has qualified and intends to continue to qualify each year and to elect to be treated as a regulated investment company under Subchapter M of the Code. To qualify as a regulated investment company, the Fund must comply with certain requirements of the Code relating to, among other things, the source of its income and diversification of its assets.



  If the Fund so qualifies and distributes each year to its shareholders at least 90% of its net investment income (including tax-exempt interest, taxable income and net short-term capital gain, but not net capital gains, which are the excess of net long-term capital gains over net short-term capital losses), it will not be required to pay federal income taxes on any income distributed to shareholders. The Fund intends to distribute at least the minimum amount of net investment income necessary to satisfy the 90% distribution requirement. The Fund will not be subject to federal income tax on any net capital gains distributed to shareholders.



  In order to avoid a 4% excise tax, the Fund will be required to distribute, by December 31 of each year, at least 98% of its ordinary income (not including tax-exempt income) for such year and at least 98% of its capital gain net income (the latter of which generally is computed on the basis of the one-year period ending on October 31 of such year), plus any amounts that were not distributed in previous taxable years. For purposes of the excise tax, any ordinary income or capital gain net income retained by, and subject to federal income tax in the hands of, the Fund will be treated as having been distributed.



  If the Fund failed to qualify as a regulated investment company or failed to satisfy the 90% distribution requirement in any taxable year, the Fund would be taxed as an ordinary corporation on its taxable income (even if such income were distributed to its shareholders) and all distributions out of earnings and profits would be taxed to shareholders as ordinary income. To qualify again as a regulated investment company in a subsequent year, the Fund may be required to pay an interest charge on 50% of its earnings and profits attributable to non-regulated investment company years and would be required to distribute such earnings and profits to shareholders (less any interest charge). In addition, if the Fund failed to qualify as a regulated investment company for its first taxable year or, if immediately after qualifying as a regulated investment company for any taxable year, it failed to qualify for a period greater than one taxable year, the Fund would be required to recognize any net built-in gains (the excess of aggregate gains, including items of income, over aggregate losses that would have been realized if it had been liquidated) in order to qualify as a regulated investment company in a subsequent year.



  Some of the Fund's investment practices are subject to special provisions of the Code that, among other things, may defer the use of certain losses of the Fund and affect the holding period of the securities held by the Fund and the character of the gains or losses realized by the Fund. These provisions may also require the Fund to mark-to-market some of the positions in its portfolio (i.e., treat them as if they were sold for fair market value at the end of the tax-year), which may cause the Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the 90% distribution requirement and the distribution requirements for avoiding income and excise taxes. The Fund will monitor its transactions and may make certain tax elections in order to mitigate the effect of these rules and prevent disqualification of the Fund as a regulated investment company.



  The Fund's ability to dispose of portfolio securities may be limited by the requirement for qualification as a regulated investment company that less than 30% of the Fund's annual gross income be derived from the disposition of securities held for less than three months.



  Investments of the Fund in securities issued at a discount or providing for deferred interest or payment of interest in kind are subject to special tax rules that will affect the amount, timing and character of distributions to shareholders. For example, with respect to securities issued at a discount, the Fund will be required to accrue as income each year a portion of the discount and to distribute such income each year in order to maintain its qualification as a regulated investment company and to avoid income and excise taxes. In order to generate sufficient cash to make distributions necessary to satisfy the 90% distribution requirement and to avoid income and excise taxes, the Fund may have to dispose of securities that it would otherwise have continued to hold. A portion of the discount relating to certain stripped tax-exempt obligations may constitute taxable income when distributed to shareholders.



  DISTRIBUTIONS. The Fund intends to invest in sufficient tax-exempt municipal securities to permit payment of "exempt-interest dividends" (as defined in the Code). Dividends paid by the Fund from the net tax-exempt interest earned from municipal securities qualify as exempt-interest dividends if, at the close of each quarter of its taxable year, at least 50% of the value of the total assets of the Fund consists of municipal securities.



  The Tax Reform Act of 1986 (the "Tax Reform Act") may have an adverse impact upon the Fund and its shareholders. The Tax Reform Act imposed new limitations on the use and investment of the proceeds of state and local government bonds and other funds, which limitations must be satisfied in order to maintain the exclusion from gross income for interest on such bonds. The provisions of the Tax Reform Act generally apply to bonds issued after August 15, 1986. In light of these requirements, bond counsel qualify their opinions as to the federal tax status of bonds issued after August 15, 1986 by making them contingent on the issuer's future compliance with these limitations. Any failure on the part of an issuer to comply could cause the interest on its bonds to become taxable to investors retroactive to the date the bonds were issued.



  Except as provided below, exempt-interest dividends paid to shareholders generally are not includable in the shareholders' gross income for federal income tax purposes. The percentage of the total dividends paid by the Fund during any taxable year that qualify as exempt-interest dividends will be the same for all shareholders of the Fund receiving dividends during such year.



  The Tax Reform Act also makes interest on certain "private-activity bonds" an item of tax preference subject to the alternative minimum tax on individuals and corporations. The Fund invests a portion of its assets in municipal securities subject to this provision so that a portion of its exempt-interest dividends is an item of tax preference to the extent such dividends represent interest received from these private-activity bonds. Accordingly, investment in the Fund could cause shareholders to be subject to (or result in an increased liability under) the alternative minimum tax. The Tax Reform Act also imposed per capita volume limitations on certain private-activity bonds which could limit the amount of such bonds available for investment by the Fund.



  Exempt-interest dividends are included in determining what portion, if any, of a person's social security and railroad retirement benefits will be includable in gross income subject to federal income tax.

  Although exempt-interest dividends generally may be treated by Fund shareholders as items of interest excluded from their gross income, each shareholder is advised to consult his tax adviser with respect to whether exempt-interest dividends retain this exclusion if the purchaser would be treated as a "substantial user" (or a "related person" of a substantial user) of the facilities financed with respect to any of the tax-exempt obligations held by the Fund, or by the Trust if it is required to qualify as a regulated investment company as described below. "Substantial user" is defined under U.S. Treasury Regulations to include a non-exempt person who regularly uses in his trade or business a part of any facilities financed with the tax-exempt obligations and whose gross revenues derived from such facilities exceed five percent of the total revenues derived from the facilities by all users, or who occupies more than 5% of the useable area of the facilities or for whom the facilities or a part thereof were specifically constructed, reconstructed or acquired. Examples of "related persons" include certain related natural persons, affiliated corporations, a partnership and its partners and an S corporation and its shareholders.



  The Omnibus Budget Reconciliation Act of 1993 included certain provisions that requires gains on dispositions of tax-exempt securities purchased at a market discount be treated as ordinary income to the extent of the accrued market discount, if the securities are acquired after April 30, 1993. Such securities were exempt from the market discount rules under prior law. Interest on indebtedness incurred or continued by a shareholder to purchase or carry shares of the Fund is not deductible for federal income tax purposes if the Fund distributes exempt-interest dividends during the shareholder's taxable year. If a shareholder receives an exempt-interest dividend with respect to any shares and such shares are held for six months or less, any short-term capital loss on the sale or exchange of the shares will be disallowed to the extent of the amount of such exempt-interest dividend.



  While the Fund expects that a major portion of its net investment income will constitute tax-exempt interest, a significant portion may consist of investment company taxable income. Distributions of the Fund's net investment company taxable income are taxable to shareholders as ordinary income to the extent of the Fund's earnings and profits, whether paid in cash or reinvested in additional shares. Distributions of the Fund's net capital gains ("capital gains dividends"), if any, are taxable to shareholders as long-term capital gains regardless of the length of time shares of the Fund have been held by such shareholders. Interest on indebtedness which is incurred to purchase or carry shares of a mutual fund which distributes exempt-interest dividends during the year is not deductible for federal income tax purposes. Distributions in excess of the Fund's earnings and profits will first reduce the adjusted tax basis of a holder's shares and, after such adjusted tax basis is reduced to zero, will constitute capital gains to such holder (assuming such shares are held as a capital asset). Tax-exempt shareholders not subject to federal income tax on their income generally will not be taxed on distributions from the Fund.



  Shareholders receiving distributions in the form of additional shares issued by the Fund will be treated for federal income tax purposes as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the distribution date. The basis of such shares will equal the fair market value on the distribution date.



  The Fund will inform shareholders of the source and tax status of all distributions promptly after the close of each calendar year. The aggregate amount of dividends so designated cannot exceed, however, the amount of interest exempt from tax under Section 103 of the Code received by the Fund during the year over any amounts disallowed as deductions under Sections 265 and 171(a)(2) of the Code. Since the percentage of dividends which are "exempt-interest" dividends is determined on an average annual method for the fiscal year, the percentage of income designated as tax-exempt for any particular dividend may be substantially different from the percentage of the Fund's income that was tax exempt during the period covered by the dividend, Fund distributions generally will not qualify for the dividends received deduction for corporations.



  Although dividends generally will be treated as distributed when paid, dividends declared in October, November or December, payable to shareholders of record on a specified date in such month and paid during January of the following year will be treated as having been distributed by the Fund and received by the shareholders on the December 31 prior to the date of payment. In addition, certain other distributions made after the close of a taxable year of the Fund may be "spilled back" and treated as paid by the Fund (except for purposes of the 4% excise tax) during such taxable year. In such case, shareholders will be treated as having received such dividends in the taxable year in which the distribution was actually made.



  The Fund is required, in certain circumstances, to withhold 31% of dividends and certain other payments, including redemptions, paid to shareholders who do not furnish to the Fund their correct taxpayer identification number (in the case of individuals, their social security number) and certain required certifications or who are otherwise subject to backup withholding.



  SALE OF SHARES. The sale of shares (including transfers in connection with a redemption or repurchase of shares) will be a taxable transaction for federal income tax purposes. Selling shareholders will generally recognize gain or loss in an amount equal to the difference between their adjusted tax basis in the shares and the amount received. If such shares are held as a capital asset, the gain or loss will be a capital gain or loss and will be long-term if such shares have been held for more than one year. Any loss realized upon a taxable disposition of shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gains dividends received with respect to such shares. For purposes of determining whether shares have been held for six months or less, the holding period is suspended for any periods during which the shareholder's risk of loss is diminished as a result of holding one or more other positions in substantially similar or related property or through certain options or short sales.

  STATE AND LOCAL TAXES. The exemption of interest income for federal income tax purposes may not result in similar exemptions under the laws of a particular state or local taxing authority. Income distributions may be taxable to shareholders under state or local law as dividend income even though a portion of such distributions may be derived from interest on tax-exempt obligations which, if realized directly, would be exempt from such income taxes. It is recommended that investors consult their tax advisers for information in this regard. The Fund will report annually to its shareholders the percentage and source, on a state-by-state basis, of interest income earned on municipal securities received by the Fund during the preceding calendar year. Dividends and distributions paid by the Fund from sources other than tax-exempt interest are generally subject to taxation at the state and local levels.



  GENERAL. The federal, state and local income tax discussion set forth above is for general information only. Prospective investors should consult their advisors regarding the specific federal tax consequences of holding and disposing of shares, as well as the effects of state, local and foreign tax law and any proposed tax law changes.


------------------------------------------------------------------------------

FUND PERFORMANCE

------------------------------------------------------------------------------


  From time to time advertisements and other sales materials for the Fund may include information concerning the historical performance of the Fund. Any such information will include the average total return of the Fund calculated on a compounded basis for specified periods of time. Such advertisements and sales material may also include a yield quotation as of a current period. In each case, such total return and yield information, if any, will be calculated pursuant to rules established by the SEC and will be computed separately for each class of the Fund's Shares. In lieu of or in addition to total return and yield calculations, such information may include performance rankings and similar information from independent organizations such as Lipper Analytical Services, Inc. or nationally recognized financial publications. From time to time, the Fund may compare its performance to certain securities and unmanaged indices which may have different risk/reward characteristics than the Fund. Such characteristics may include, but are not limited to, tax features, guarantees, insurance and fluctuation of principal and/or return. In addition, from time to time, the Fund may utilize sales literature that includes hypotheticals.


  From time to time, the Fund may include in its sales literature and shareholder reports a quotation of the current "distribution rate" for each class of shares of the Fund. Distribution rate is a measure of the level of income and short-term capital gain dividends, if any, distributed for a specified period. Distribution rate is determined by annualizing the distributions per share for a stated period and dividing the result by the public offering price for the same period. It differs from yield, which is a measure of the income actually earned by the Fund's investments, and from total return, which is a measure of the income actually earned by the

Fund's investments plus the effect of any realized and unrealized appreciation or depreciation of such investments during a stated period. Distribution rate is, therefore, not intended to be a complete measure of the Fund's performance. Distribution rate may sometimes be greater than yield since, for instance, it may not include the effect of amortization of bond premiums, and may include non-recurring short-term capital gains and premiums from futures transactions engaged in by the Fund. Distribution rates will be computed separately for each class of the Fund's Shares.



  Further information about the Fund's performance is contained in the Fund's Annual Report and the Fund's Statement of Additional Information, each of which can be obtained without charge by calling (800) 421-5666 ((800) 421-2833 for the hearing impaired).


------------------------------------------------------------------------------
DESCRIPTION OF SHARES OF THE FUND
------------------------------------------------------------------------------

  The Fund is a series of the Van Kampen American Capital Tax Free Trust, a Delaware business trust organized as of May 10, 1995 (the "Trust"). The Fund was originally organized in 1993 under the name Van Kampen Merritt Limited Term Municipal Income Fund as a sub-trust of Van Kampen Merritt Tax Free Fund, a Massachusetts business trust. The Fund was reorganized as a series of the Trust as of July 31, 1995. Shares of the Trust entitle their holders to one vote per share; however, separate votes are taken by each series on matters affecting an individual series.


  The authorized capitalization of the Fund consists of an unlimited number of shares of beneficial interest, $0.01 par value, divided into three classes, designated Class A Shares, Class B Shares and Class C Shares. Each class of shares represent an interest in the same assets of the Fund and are identical in all respects except that each class bears certain distribution expenses and has exclusive voting rights with respect to its distribution fee. See "Distribution and Service Plans."



  The Fund is permitted to issue an unlimited number of classes of shares. Each class of shares is equal as to earnings, assets and voting privileges, except as noted above, and each class bears the expenses related to the distribution of its shares. There are no conversion, preemptive or other subscription rights, except with respect to the conversion of Class B Shares and certain Class C Shares into Class A Shares as described above. In the event of liquidation, each of the shares of the Fund is entitled to its portion of all of the Fund's net assets after all debt and expenses of the Fund have been paid. Since Class B Shares and Class C Shares pay higher distribution expenses, the liquidation proceeds to holders of Class B Shares and Class C Shares are likely to be lower than to holders of Class A Shares.


  The Trust does not contemplate holding regular meetings of shareholders to elect Trustees or otherwise. However, the holders of 10% or more of the outstanding shares may by written request require a meeting to consider the removal of Trustees by a vote of two-thirds of the shares then outstanding cast in person or by proxy at such meeting. The Trust will assist such holders in communicating with other shareholders of the Fund to the extent required by the 1940 Act. More detailed information concerning the Trust is set forth in the Statement of Additional Information.

------------------------------------------------------------------------------
ADDITIONAL INFORMATION
------------------------------------------------------------------------------

  This Prospectus and the Statement of Additional Information do not contain all the information set forth in the Registration Statement filed by the Fund with the SEC under the Securities Act of 1933. Copies of the Registration Statement may be obtained at a reasonable charge from the SEC or may be examined, without charge, at the office of the SEC in Washington, D.C.

  The fiscal year end of the Fund is December 31. The Fund sends to its shareholders at least semi-annually reports showing the Fund's portfolio and other information. An annual report, containing financial statements audited by the Fund's independent auditors, is sent to shareholders each year. After the end of each year, shareholders will receive federal income tax information regarding dividends and capital gains distributions.

  Shareholder inquiries should be directed to Van Kampen American Capital Intermediate Term Municipal Income Fund, One Parkview Plaza, Oakbrook Terrace, Illinois 60181.


  For Automated Telephone Service which provides 24-hour direct dial access to Fund facts and Shareholder account information, dial (800) 847-2424. For inquiries through Telecommunications Device for the Deaf (TDD) dial (800) 421-2833.

EXISTING SHAREHOLDERS--
FOR INFORMATION ON YOUR
EXISTING ACCOUNT PLEASE CALL
THE FUND'S TOLL-FREE

NUMBER--(800) 341-2911.


PROSPECTIVE INVESTORS--CALL
YOUR BROKER OR (800) 421-5666.

DEALERS--FOR DEALER
INFORMATION, SELLING
AGREEMENTS, WIRE ORDERS, OR
REDEMPTIONS CALL THE
DISTRIBUTOR'S TOLL-FREE
NUMBER--(800) 421-5666.

FOR SHAREHOLDER AND
DEALER INQUIRIES THROUGH
TELECOMMUNICATIONS
DEVICE FOR THE DEAF (TDD)

DIAL (800) 421-2833.


FOR AUTOMATED TELEPHONE

SERVICES DIAL (800) 847-2424.

VAN KAMPEN AMERICAN CAPITAL
INTERMEDIATE TERM
MUNICIPAL INCOME FUND
One Parkview Plaza
Oakbrook Terrace, IL 60181

Investment Adviser

VAN KAMPEN AMERICAN CAPITAL
INVESTMENT ADVISORY CORP.
One Parkview Plaza
Oakbrook Terrace, IL 60181

Distributor

VAN KAMPEN AMERICAN CAPITAL
DISTRIBUTORS, INC.
One Parkview Plaza
Oakbrook Terrace, IL 60181

Transfer Agent

ACCESS INVESTOR SERVICES, INC.
P.O. Box 418256
Kansas City, MO 64141-9256
Attn: Van Kampen American Capital
     Intermediate Term Municipal
     Income Fund

Custodian

STATE STREET BANK AND
TRUST COMPANY

225 West Franklin Street, P.O. Box 1713

Boston, MA 02105-1713
Attn: Van Kampen American Capital
     Intermediate Term Municipal
     Income Fund

Legal Counsel

SKADDEN, ARPS, SLATE,

MEAGHER & FLOM (ILLINOIS)

333 West Wacker Drive
Chicago, IL 60606


Independent Accountants


KPMG PEAT MARWICK LLP
Peat Marwick Plaza
303 East Wacker Drive
Chicago, IL 60601

 ------------------------------------------------------------------------------

                               INTERMEDIATE TERM
                                MUNICIPAL INCOME
                                      FUND

 ------------------------------------------------------------------------------

                              P R O S P E C T U S


                                 APRIL 30, 1997


             ------  A WEALTH OF KNOWLEDGE - A KNOWLEDGE OF WEALTH  ------
                          VAN KAMPEN AMERICAN CAPITAL
    ------------------------------------------------------------------------

--------------------------------------------------------------------------------
                          VAN KAMPEN AMERICAN CAPITAL
                      FLORIDA INSURED TAX FREE INCOME FUND
--------------------------------------------------------------------------------

    Van Kampen American Capital Florida Insured Tax Free Income Fund (the "Fund") is a non-diversified mutual fund, organized as a separate series of Van Kampen American Capital Tax Free Trust. The Fund's investment objective is to provide investors a high level of current income exempt from federal income tax and Florida intangible personal property taxes, consistent with preservation of capital. The Fund is designed for investors who are residents of Florida for tax purposes. Under normal market conditions, the Fund seeks to achieve its investment objective by investing at least 80% of its assets in a portfolio of Florida municipal securities that are insured as to timely payment of both principal and interest by an entity whose claims-paying ability is rated AAA by Standard & Poor's Ratings Group ("S&P") or Aaa by Moody's Investors Service, Inc. ("Moody's") or an equivalent rating from another nationally recognized statistical rating organization. Insured municipal securities in which the Fund may invest include conventional fixed-rate municipal securities, variable rate municipal securities and other types of municipal securities described herein. Up to 20% of the Fund's total assets may consist of uninsured Florida municipal securities rated investment grade at the time of investment. See "Municipal Securities." There is no assurance that the Fund will achieve its investment objective.


    The investment adviser for the Fund is Van Kampen American Capital Investment Advisory Corp. This Prospectus sets forth the information about the Fund that a prospective investor should know before investing in the Fund. Please read it carefully and retain it for future reference. The address of the Fund is One Parkview Plaza, Oakbrook Terrace, Illinois 60181, and its telephone number is (800) 421-5666.

                               ------------------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE REGULATORS NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE REGULATORS PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
                               ------------------
    SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, GUARANTEED OR ENDORSED BY, ANY BANK OR DEPOSITORY INSTITUTION; FURTHER, SUCH SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.


    A Statement of Additional Information, dated April 30, 1997, containing additional information about the Fund has been filed with the Securities and Exchange Commission and is hereby incorporated by reference in its entirety into this Prospectus. A copy of the Fund's Statement of Additional Information may be obtained without charge by calling (800) 421-5666 or for Telecommunications Device for the Deaf at (800) 421-2833. The Statement of Additional Information has been filed with the Securities and Exchange Commission ("SEC") and is available along with other related Fund materials at the SEC's Internet web site (http://www.sec.gov).

                               ------------------
                       VAN KAMPEN AMERICAN CAPITAL [SM]

                               ------------------

                    THIS PROSPECTUS IS DATED APRIL 30, 1997.

------------------------------------------------------------------------------
                               TABLE OF CONTENTS
------------------------------------------------------------------------------


                                                                PAGE
                                                                ----
Prospectus Summary..........................................      3
Shareholder Transaction Expenses............................      5
Annual Fund Operating Expenses and Example..................      6
Financial Highlights........................................      8
The Fund....................................................      9
Investment Objective and Policies...........................      9
Municipal Securities........................................     11
Investment Practices........................................     14
Special Considerations Regarding the Fund...................     17
Investment Advisory Services................................     19
Alternative Sales Arrangements..............................     21
Purchase of Shares..........................................     23
Shareholder Services........................................     33
Redemption of Shares........................................     37
Distribution and Service Plans..............................     40
Distributions from the Fund.................................     42
Tax Status..................................................     43
Fund Performance............................................     49
Description of Shares of the Fund...........................     49
Additional Information......................................     50


  NO DEALER, SALESMAN OR ANY OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS, OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, IN CONNECTION WITH THE OFFER CONTAINED IN THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND, THE ADVISER, OR THE DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER BY THE FUND OR BY THE DISTRIBUTOR TO SELL OR A SOLICITATION OF AN OFFER TO BUY ANY OF THE SECURITIES OFFERED HEREBY IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS UNLAWFUL FOR THE FUND TO MAKE SUCH AN OFFER IN SUCH JURISDICTION.

------------------------------------------------------------------------------
                               PROSPECTUS SUMMARY
------------------------------------------------------------------------------

THE FUND. Van Kampen American Capital Florida Insured Tax Free Income Fund (the "Fund") is a non-diversified mutual fund, organized as a separate series of Van Kampen American Capital Tax Free Trust. See "The Fund."

INVESTMENT OBJECTIVE. The Fund's investment objective is to provide investors with a high level of current income exempt from federal income tax and Florida intangible personal property taxes, consistent with preservation of capital. The Fund is designed for investors who are residents of Florida for tax purposes.

INVESTMENT POLICIES. Under normal market conditions, the Fund seeks to achieve its investment objective by investing at least 80% of its assets in a portfolio of Florida municipal securities that are insured as to timely payment of both principal and interest by an entity whose claims-paying ability is rated AAA by Standard & Poor's Ratings Group ("S&P") or Aaa by Moody's Investors Service, Inc. ("Moody's") or an equivalent rating from another nationally recognized statistical rating organization ("NRSRO"). Up to 20% of the Fund's total assets may consist of uninsured Florida municipal securities rated investment grade at the time of investment. Investment grade securities are securities rated BBB or higher by S&P or Baa or higher by Moody's or an equivalent rating from another NRSRO. Up to 20% of the Fund's assets may be invested in municipal securities that are subject to federal alternative minimum tax. See "Investment Objectives and Policies," "Municipal Securities" and "Special Considerations Regarding the Fund."

INVESTMENT RESULTS. The investment results of the Fund are shown in the table of "Financial Highlights."

PURCHASE OF SHARES. Shares of the Fund are offered through Van Kampen American Capital Distributors, Inc. (the "Distributor"), as principal underwriter, and through selected brokers and dealers. The offering price is the net asset value per share next determined following receipt of an order plus a sales charge which, at the option of the investor, may be imposed at the time of purchase or on a contingent deferred basis. Investors may elect to purchase Class A Shares, Class B Shares or Class C Shares, each with different sales charges and expenses. The minimum initial investment is $500 for each class of shares and the minimum subsequent investment is $25 for each class of shares (or less as described under "Purchase of Shares"). The different classes of shares permit an investor to choose the method of purchasing shares that is more beneficial to the investor, taking into account the amount of the purchase, the length of time the investor expects to hold the shares and other circumstances. See "Purchase of Shares."


INVESTMENT ADVISER. Van Kampen American Capital Investment Advisory Corp. (the "Adviser") is the Fund's investment adviser.

SPECIAL RISK FACTORS. The Fund may invest up to 20% of its assets in certain derivative securities such as inverse floaters. Investment in such derivative securities involves significant risks. Under normal market conditions, the Fund will invest substantially all of its assets in insured Florida municipal securities, and therefore it will be more susceptible to factors adversely affecting issuers of Florida municipal securities than a municipal securities fund that does not invest in Florida municipal securities to this degree. There can be no assurance that the Fund will achieve its objective. See "Special Considerations Regarding the Fund."


  The foregoing is qualified in its entirety by reference to the more detailed information appearing elsewhere in this Prospectus.

------------------------------------------------------------------------------
SHAREHOLDER TRANSACTION EXPENSES
------------------------------------------------------------------------------

                                   CLASS A      CLASS B         CLASS C
                                   SHARES        SHARES          SHARES
                                   -------      -------         -------
Maximum sales charge imposed on
  purchases (as a percentage of
  the offering price)..........     4.75%(1)      None            None
Maximum sales charge imposed on
  reinvested dividends (as a
  percentage of the
  offering price)..............      None       None(3)         None(3)
Deferred sales charge (as a
  percentage of the lesser of
  original purchase price or
  redemption proceeds).........      None(2)      Year            Year
                                                1--4.00%        1--1.00%
                                                  Year        After--None
                                                2--3.75%
                                                  Year
                                                3--3.50%
                                                  Year
                                                4--2.50%
                                                  Year
                                                5--1.50%
                                                  Year
                                                6--1.00%
                                              After--None
Redemption fees (as a
  percentage of amount
  redeemed)....................      None         None            None
Exchange fees..................      None         None            None

------------------------------------------------------------------------------
(1) Reduced on investments of $100,000 or more. See "Purchase of Shares -- Class A Shares."


(2) Investments of $1 million or more are not subject to a sales charge at the time of purchase, but a CDSC of 1.00% may be imposed on redemptions made within one year of the purchase. See "Purchase of Shares -- Deferred Sales Charge Alternative -- Class A Share Purchases of $1 Million or More."



(3) CDSC Shares received as reinvested dividends are subject to a 12b-1 fee, a portion of which may indirectly pay for the initial sales commission incurred on behalf of the investor. See "Distribution and Service Plans."

------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES AND EXAMPLE
------------------------------------------------------------------------------


                                       CLASS A          CLASS B          CLASS C
                                        SHARES           SHARES           SHARES
                                       -------          -------          -------
Management fees(1) (as a
  percentage of average daily net
  assets).........................      0.00%            0.00%            0.00%
12b-1 fees(1)(2) (as a percentage
  of average daily net assets)....      0.25%            1.00%            1.00%
Other expenses(1) (as a percentage
  of average daily net assets)....      0.13%            0.13%            0.13%
Total expenses(1) (as a percentage
  of average daily net assets)....      0.38%            1.13%            1.13%


------------------------------------------------------------------------------


(1) Expenses include a waiver of $171,268 of "Management fees" and assumption of $235,222 of "Other expenses" by the Adviser. If the Adviser did not waive fees for the fiscal year ending December 31, 1996, the "Management fees" would have been 0.50% for each class of shares, "Other expenses" would have been 0.72% for each class of shares and "Total expenses" would have been 1.47% for Class A Shares, 2.22% for Class B Shares and 2.22% for Class C Shares.



(2) Includes a service fee of up to 0.25% (as a percentage of net asset value) paid by the Fund as compensation for ongoing services rendered to investors. With respect to each class of shares, amounts in excess of 0.25%, if any, represent an asset based sales charge. The asset based sales charge with respect to Class C Shares includes 0.75% (as a percentage of net asset value) paid to investors' broker-dealers as sales compensation.

EXAMPLE:


                                            ONE       THREE      FIVE        TEN
                                            YEAR      YEARS      YEARS      YEARS
                                            ----      -----      -----      -----
You would pay the following expenses
  on a $1,000 investment, assuming (i)
  an operating expense ratio of 0.38%
  for Class A Shares, 1.13% for Class
  B Shares and 1.13% for Class C
  Shares, (ii) 5% annual return and
  (iii) redemption at the end of each
  time period:
  Class A Shares......................      $51        $60        $69       $ 96
  Class B Shares......................      $52        $72        $79       $120*
  Class C Shares......................      $22        $37        $64       $141
You would pay the following expenses
  on the same $1,000 investment
  assuming no
  redemption at the end of each
  period:
  Class A Shares......................      $51        $60        $69       $ 96
  Class B Shares......................      $12        $37        $64       $120*
  Class C Shares......................      $12        $37        $64       $141


------------------------------------------------------------------------------

* Based on conversion to Class A Shares after eight years.



  The purpose of the foregoing table is to assist an investor in understanding the various costs and expenses that an investor in the Fund will bear directly or indirectly. The "Example" reflects expenses based on the "Annual Fund Operating Expenses" table as shown above carried out to future years. As Fund assets increase, the fees waived or expenses reimbursed by the Adviser are expected to decrease. Accordingly, it is unlikely that future expenses as projected will remain consistent with those determined based on the "Annual Fund Operating Expenses" table. The ten year amount with respect to Class B Shares of the Fund reflects the lower aggregate 12b-1 and service fees applicable to such shares after conversion to Class A Shares. THE INFORMATION CONTAINED IN THE ABOVE TABLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN. For a more complete description of such costs and expenses, see "Purchase of Shares," "Redemption of Shares," "Investment Advisory Services" and "Distribution and Service Plans."

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (for a share outstanding throughout the periods)
--------------------------------------------------------------------------------
  The following schedule presents financial highlights for one Class A Share, one Class B Share and one Class C Share of the Fund outstanding throughout each of the periods indicated. The financial highlights have been audited by KPMG Peat Marwick LLP, independent certified public accountants, for each of the periods indicated and their report thereon appears in the Statement of Additional Information. This information should be read in conjunction with the financial statements and related notes thereto included in the Statement of Additional Information.

                                                   CLASS A SHARES                                 CLASS B SHARES
                                    --------------------------------------------   --------------------------------------------
                                                                  JULY 29, 1994                                  JULY 29, 1994
                                                                  (COMMENCEMENT                                  (COMMENCEMENT
                                                                  OF INVESTMENT                                  OF INVESTMENT
                                     YEAR ENDED     YEAR ENDED    OPERATIONS) TO    YEAR ENDED     YEAR ENDED    OPERATIONS) TO
                                    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                        1996           1995            1994            1996           1995            1994
                                    ------------   ------------   --------------   ------------   ------------   --------------
Net Asset Value, Beginning of the
 Period...........................    $15.203        $13.796          $14.300        $15.201        $13.792          $14.300
                                      -------        -------          -------        -------        -------          -------
 Net Investment Income............       .784           .789             .291           .677           .685             .251
 Net Realized and Unrealized
   Gain/Loss on Securities........      (.153)         1.416            (.507)         (.154)         1.415            (.509)
                                      -------        -------          -------        -------        -------          -------
Total from Investment
 Operations.......................       .631          2.205            (.216)          .523          2.100            (.258)
Less:
 Distributions from and in excess
   of Net Investment Income(1)....       .774           .798             .288           .660           .691             .250
                                      -------        -------          -------        -------        -------          -------
Net Asset Value, End of the
 Period...........................    $15.060        $15.203          $13.796        $15.064        $15.201          $13.792
                                      =======        =======          =======        =======        =======          =======
Total Return(2)(3)................      4.37%         16.29%           (1.47%)(5)      3.58%         15.53%           (1.81%)(5)
Net Assets at End of Period (in
 millions) Class C is in
 thousands........................    $  22.2        $  16.2          $   9.0        $  18.9        $  16.9          $  10.9
Ratio of Expenses to Average Net
 Assets(2)(4).....................       .28%           .44%             .49%          1.03%          1.12%            1.26%
Ratio of Net Investment Income to
 Average Net Assets(2)(4).........      5.31%          5.33%            5.13%          4.56%          4.66%            4.31%
Portfolio Turnover................        73%            41%              19%            73%            41%              19%

                                                   CLASS C SHARES
                                    --------------------------------------------
                                                                  JULY 29, 1994
                                                                  (COMMENCEMENT
                                                                  OF INVESTMENT
                                     YEAR ENDED     YEAR ENDED    OPERATIONS) TO
                                    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                        1996           1995            1994
                                    ------------   ------------   --------------
Net Asset Value, Beginning of the
 Period...........................    $15.213        $13.786          $14.300
                                      -------        -------          -------
 Net Investment Income............       .668           .690             .249
 Net Realized and Unrealized
   Gain/Loss on Securities........      (.140)         1.428            (.513)
                                      -------        -------          -------
Total from Investment
 Operations.......................       .528          2.118            (.264)
Less:
 Distributions from and in excess
   of Net Investment Income(1)....       .660           .691             .250
                                      -------        -------          -------
Net Asset Value, End of the
 Period...........................    $15.081        $15.213          $13.786
                                      =======        =======          =======
Total Return(2)(3)................      3.65%         15.61%           (1.81%)(5)
Net Assets at End of Period (in
 millions) Class C is in
 thousands........................    $ 849.2        $ 461.8          $  11.4
Ratio of Expenses to Average Net
 Assets(2)(4).....................      1.03%          1.13%            1.26%
Ratio of Net Investment Income to
 Average Net Assets(2)(4).........      4.56%          4.51%            4.28%
Portfolio Turnover................        73%            41%              19%


----------------
(1) See Note 1 to the Financial Statements.

(2) If certain expenses had not been waived or assumed by the Adviser, total return would have been lower and the ratios would have been as follows:


Ratio of Expenses to Average Net Assets(4)...........      1.47%          1.70%           1.99%          2.22%          2.38%
Ratio of Net Investment Income to Average Net
Assets...............................................      4.13%          4.07%           3.64%          3.38%          3.40%

Ratio of Expenses to Average Net Assets(4)...........       2.75%          2.22%          2.39%           2.74%
Ratio of Net Investment Income to Average Net
Assets...............................................       2.81%          3.38%          3.25%           2.87%



(3) Total Return is based upon net asset value which does not include payment of the maximum sales charge or contingent deferred sales charge.

(4) Beginning with the year ended December 31, 1995, the Ratios of Expenses to Average Net Assets are based upon expense amounts which do not reflect credits earned on overnight cash balances.

(5) Non-Annualized.

                   See Financial Statements and Notes Thereto

------------------------------------------------------------------------------
THE FUND
------------------------------------------------------------------------------

  Van Kampen American Capital Florida Insured Tax Free Income Fund (the "Fund") is a non-diversified, separate series of Van Kampen American Capital Tax Free Trust (the "Trust"), an open-end management investment company, commonly known as a "mutual fund," organized as a Delaware business trust. Mutual funds sell their shares to investors and invest the proceeds in a portfolio of securities. A mutual fund allows investors to pool their money with that of other investors in order to obtain professional investment management. Mutual funds generally make it possible for investors to obtain greater diversification of their investments and to simplify their recordkeeping.

  Van Kampen American Capital Investment Advisory Corp. (the "Adviser") provides investment advisory and administrative services to the Fund. The Adviser and its affiliates act as investment adviser to other mutual funds distributed by Van Kampen American Capital Distributors, Inc. ("the Distributor"). To obtain prospectuses and other information on any of these other funds, please call the telephone number on the cover page of the Prospectus.

------------------------------------------------------------------------------
INVESTMENT OBJECTIVE AND POLICIES
------------------------------------------------------------------------------

  The investment objective of the Fund is to provide investors a high level of current income exempt from federal income tax and Florida intangible personal property taxes, consistent with preservation of capital. The Fund is designed for investors who are residents of Florida for tax purposes. The Fund's investment objective is a fundamental policy and may not be changed without shareholder approval of the holders of a majority of the Fund's outstanding voting securities, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). Under normal market conditions, the Fund will invest up to 80% of its assets in Florida municipal securities that are insured as to timely payment of both principal and interest by an entity whose claims-paying ability is rated AAA by Standard & Poor's Ratings Group ("S&P") or Aaa by Moody's Investors Service, Inc. ("Moody's") or an equivalent rating from another nationally recognized statistical rating organization ("NRSRO"). Up to 20% of the Fund's total assets may consist of uninsured Florida municipal securities rated investment grade at the time of investment. Investment grade securities are securities rated BBB or higher by S&P or Baa or higher by Moody's, or an equivalent rating by another NRSRO. There are market risks inherent in all investments in securities; and accordingly there can be no assurance the Fund will achieve its investment objective. An investment in the Fund may not be appropriate for all investors. The Fund is not intended to be a complete investment program, and investors should consider their long-term investment goals and financial needs when making an investment decision with respect to the Fund. An investment in the Fund is intended to be a long-term investment and should not be used as a trading vehicle.

  For a description of S&P's and Moody's claims-paying ability ratings and municipal securities ratings see the Statement of Additional Information. From time to time, the Fund temporarily may invest up to 10% of its assets in tax exempt money market funds. Such instruments will be treated as investments in municipal securities.

  SELECTION OF INVESTMENTS. The Adviser will buy and sell securities for the Fund's portfolio with a view to seeking a high level of current income exempt from federal income tax and Florida intangible personal property taxes and will select securities which the Adviser believes entail reasonable credit risk considered in relation to the investment policies of the Fund. As a result, the Fund will not necessarily invest in the highest yielding Florida municipal securities permitted by its investment policies if the Adviser determines that market risks or credit risks associated with such investments would subject the Fund's portfolio to undue risk. The potential for realization of capital gains resulting from possible changes in interest rates will not be a major consideration. Other than for tax purposes, frequency of portfolio turnover generally will not be a limiting factor if the Fund considers it advantageous to purchase or sell securities. The Fund anticipates that its annual portfolio turnover rate normally will be less than 200%. A high rate of portfolio turnover involves correspondingly greater brokerage commission expenses or dealer costs than a lower rate, which expenses and costs must be borne by the Fund and its shareholders. High portfolio turnover may also result in the realization of substantial net short-term capital gains and any distributions resulting from such gains will be taxable. See "Tax Status" in this Prospectus and "Investment Policies and Restrictions" in the Statement of Additional Information.

  TEMPORARY DEFENSIVE STRATEGIES. At times, conditions in the markets for Florida insured municipal securities may, in the Adviser's judgment, make pursuing the Fund's basic investment strategy inconsistent with the best interests of its shareholders. At such times, the Adviser may use alternative strategies primarily designed to reduce fluctuations in the value of the Fund's assets. In implementing these "defensive" strategies, the Fund may invest to a substantial degree in high-quality, short-term Florida municipal obligations. If such municipal obligations are not available or, in the Adviser's judgment, do not afford sufficient protection against adverse market conditions, the Fund may invest in high-quality, municipal securities of issuers other than issuers of Florida municipal securities. Furthermore, if such high-quality securities are not available or, in the Adviser's judgment, do not afford sufficient protection against adverse market conditions, the Fund may invest in taxable obligations. Such taxable obligations may include: obligations of the U.S. Government, its agencies or instrumentalities; other debt securities rated within the four highest categories by either S&P or Moody's (or comparably rated by another NRSRO); commercial paper rated in the highest grade by either rating service (or comparably rated by another NRSRO); certificates of deposit and bankers' acceptances; repurchase agreements with respect to any of the foregoing investments; or any other fixed-income securities that the Adviser considers consistent with such strategy. To the extent that the Fund invests a substantial portion of its assets in municipal securities other than Florida municipal securities or taxable securities for temporary defensive purposes, the Fund will not be invested in a manner primarily designed to achieve a high level of current income exempt from federal income tax and Florida intangible personal property taxes. The Fund may invest in insured and uninsured securities for temporary defensive purposes.

------------------------------------------------------------------------------
MUNICIPAL SECURITIES
------------------------------------------------------------------------------

  GENERAL. Municipal securities are obligations issued by or on behalf of states, territories or possessions of the United States, the District of Columbia and their political subdivisions, agencies and instrumentalities, the interest on which, in the opinion of bond counsel or other counsel to the issuer of such securities is, at the time of issuance, exempt from federal income tax. Florida municipal securities are municipal securities the interest on which, in the opinion of bond counsel or other counsel to the issuers of such securities, is at the time of issuance exempt from Florida intangible personal property taxes. Under normal market conditions, at least 80% of the Fund's assets will be invested in Florida municipal securities. The policy stated in the foregoing sentence is a fundamental policy of the Fund and cannot be changed without approval of the shareholders of the Fund. Up to 20% of the Fund's assets may be invested in securities that are subject to federal alternative minimum tax.

  The two principal classifications of municipal securities are "general obligation" and "revenue" securities. "General obligation" securities are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest. "Revenue" securities are usually payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source. Industrial development bonds are usually revenue securities, the credit quality of which is normally directly related to the credit standing of the industrial user involved.

  Within these principal classifications of municipal securities, there are a variety of types of municipal securities, including fixed and variable rate securities, municipal notes, municipal leases, custodial receipts, participation certificates and derivative municipal securities the terms of which include elements of, or are similar in effect to, certain Strategic Transactions (as defined below) in which the Fund may engage. Variable rate securities bear rates of interest that are adjusted periodically according to formulae intended to reflect market rates of interest. The Fund may also invest in derivative variable rate securities such as inverse floaters, whose rates vary inversely with changes in market rates of interest. When market rates of interest decrease, the change in value of such securities will have a positive effect on the net asset value of the Fund and when market rates of interest increase, the change in value of such securities will have a negative effect on the net asset value of the Fund. The extent of increases and decreases in the value of inverse floaters and the corresponding change to the net asset value of the Fund generally will be larger than comparable changes in the value of an equal principal amount of a fixed rate municipal security having similar credit quality, redemption provisions and maturity. The Fund will not invest more than 20% of its total assets in securities whose rates vary inversely with changes in market rates of interest.

  Municipal notes include tax, revenue and bond anticipation notes of short maturity, generally less than three years, which are issued to obtain temporary funds for various public purposes. Municipal leases are obligations issued by state and local governments or authorities to finance the acquisition of equipment and facilities. Certain municipal lease obligations may include "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. Custodial receipts are underwritten by securities dealers or banks and evidence ownership of future interest payments, principal payments or both on certain municipal securities. Participation certificates are obligations issued by state or local governments or authorities to finance the acquisition of equipment and facilities. They may represent participations in a lease, an installment purchase contract, or a conditional sales contract. Municipal securities may not be backed by the faith, credit and taxing power of the issuer. Other than as set forth above, there is no limitation with respect to the amount of the Fund's assets that may be invested in the foregoing types of municipal securities. Certain of the municipal securities in which the Fund may invest represent relatively recent innovations in the municipal securities markets and the markets for such securities may be less developed than the market for conventional fixed rate municipal securities. A more detailed description of the types of municipal securities in which the Fund may invest is included in the Statement of Additional Information.

  Under normal market conditions, longer term municipal securities generally provide a higher yield than shorter term municipal securities, and therefore the Fund generally expects to invest primarily in longer term municipal securities. The Fund will, however, invest in shorter term municipal securities when it believes market conditions warrant such investments. The net asset value of the Fund will change with changes in the value of its portfolio securities. Because the Fund will invest primarily in fixed income municipal securities, the net asset value of the Fund can be expected to change as general levels of interest rates fluctuate. When interest rates decline, the value of a portfolio invested in fixed income securities generally can be expected to rise. Conversely, when interest rates rise, the value of a portfolio invested in fixed income securities generally can be expected to decline. The prices of longer term municipal securities generally are more volatile with respect to changes in interest rates than the prices of shorter term municipal securities. Volatility may be greater during periods of general economic uncertainty.

  Up to 20% of the Fund's assets may be invested in municipal securities that are subject to federal alternative minimum tax. The Fund may not be a suitable investment for investors who are already subject to the federal alternative minimum tax or who would become subject to the federal alternative minimum tax as a result of an investment in the Fund. In addition, income earned or deemed to be earned with respect to the Fund's Strategic Transactions, if any, will be taxable. See "Tax Status."

  From time to time, proposals have been introduced before Congress that would have the effect of reducing or eliminating the federal tax exemption on municipal securities. If such a proposal were enacted, the ability of the Fund to pay tax exempt interest dividends might be adversely affected.

  INSURED MUNICIPAL SECURITIES. Insured Florida municipal securities in which the Fund may invest will be covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance. Original Issue Insurance is purchased with respect to a particular issue of municipal securities by the issuer thereof or a third party in conjunction with the original issue of such municipal securities. Secondary Market Insurance is purchased by the Fund or a third party subsequent to the time of original issuance of a municipal security. Both Original Issue Insurance and Secondary Market Insurance remain in effect as long as the municipal securities covered thereby remain outstanding and the insurer remains in business, regardless of whether the Fund ultimately disposes of such municipal securities. Portfolio Insurance may be purchased by the Fund with respect to municipal securities which the Fund intends to purchase or already owns and would generally terminate when the municipal security is sold by the Fund or redeemed. There is no limitation on the percentage of the Fund's assets that may be invested in Florida municipal securities insured by any given insurer.

  Original Issue Insurance, Secondary Market Insurance and Portfolio Insurance generally do not insure payment on an accelerated basis, the payment of any redemption premium (except with respect to certain premium payments in the case of certain small issue industrial development and pollution control municipal securities), the value of the Fund's shares or the market value of the Fund's portfolio securities. Such insurance also does not insure against nonpayment of principal of or interest on municipal securities resulting from the insolvency, negligence or any other act or omission of the trustee or other paying agent for such obligations.

  The Fund's policy of investing in Florida municipal securities insured by insurers whose claims-paying ability is rated Aaa by Moody's, AAA by S&P or the equivalent by another NRSRO will apply only at the time of the Fund's investment in a Florida municipal security. A subsequent downgrade by Moody's, S&P or another NRSRO of an insurer's claims-paying ability would result in a downgrade of the rating assigned to the Florida municipal securities insured by such insurer, although the Florida municipal securities may have an independent rating that is higher than the new rating assigned to the insurer's claims-paying ability. The securities could experience a decrease in market price as a result of such a downgrade. In the event the ratings assigned to such municipal securities decline to below investment grade, such municipal securities would probably become less liquid or even illiquid. There can be no assurance that an insurer will be able to honor its obligations with respect to Florida municipal securities in the Fund's portfolio. For a description of S&P's and Moody's claims-paying ability ratings of insurers, see the Statement of Additional Information.

------------------------------------------------------------------------------
INVESTMENT PRACTICES
------------------------------------------------------------------------------

  In connection with the investment policies described above, the Fund also may engage in strategic transactions and purchase and sell securities on a "when issued" and "delayed delivery" basis. These investments entail risks. Strategic transactions generally will not be treated as investments in tax-exempt municipal securities for purposes of the Fund's 80% investment policy with respect thereto.

  STRATEGIC TRANSACTIONS. The Fund may purchase and sell derivative instruments such as exchange-listed and over-the-counter put and call options on securities, financial futures, fixed-income indices and other financial instruments, purchase and sell financial futures contracts and enter into various interest rate transactions such as swaps, caps, floors or collars. Collectively, all of the above are referred to as "Strategic Transactions." Strategic Transactions may be used to attempt to protect against possible changes in the market value of securities held in or to be purchased for the Fund's portfolio resulting from securities markets, to protect the Fund's unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of the Fund's portfolio, or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities. Any or all of these investment techniques may be used at any time and there is no particular strategy that dictates the use of one technique rather than another, as use of any Strategic Transaction is a function of numerous variables including market conditions. The ability of the Fund to utilize these Strategic Transactions successfully will depend on the Adviser's ability to predict pertinent market movements, which cannot be assured. The Fund will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments.

  Strategic Transactions have risks associated with them including possible default by the other party to the transaction, illiquidity and, to the extent the Adviser's view as to certain market movements is incorrect, the risk that the use of such Strategic Transactions could result in losses greater than if they had not been used. Use of put and call options may result in losses to the Fund, force the sale of portfolio securities at inopportune times or for prices other than at current market values, limit the amount of appreciation the Fund can realize on its investments or cause the Fund to hold a security it might otherwise sell. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of the Fund creates the possibility that losses on the hedging instrument may be greater than gains in the value of the Fund's position. In addition, futures and options markets may not be liquid in all circumstances and certain over-the-counter options may have no markets. As a result, in certain markets, the Fund might not be able to close out a transaction without incurring substantial losses, if at all. Although the contemplated use of these futures contracts and options thereon should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in value of such position. Finally, the daily variation margin requirements for futures contracts would create a greater ongoing potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium. Losses resulting from the use of Strategic Transactions would reduce net asset value, and possibly income, and such losses can be greater than if the Strategic Transactions had not been utilized. The Strategic Transactions that the Fund may use and some of their risks are described more fully in the Fund's Statement of Additional Information.

  Income earned or deemed to be earned by the Fund from, among other things, its Strategic Transactions and temporary defensive strategies, if any, generally will be taxable income of the Fund. See "Tax Status."


  "WHEN ISSUED" AND "DELAYED DELIVERY" TRANSACTIONS. The Fund may also purchase and sell municipal securities on a "when issued" and "delayed delivery" basis. No income accrues to the Fund on municipal securities in connection with such purchase transactions prior to the date the Fund actually takes delivery of such securities. These transactions are subject to market fluctuation; the value of the municipal securities at delivery may be more or less than their purchase price, and yields generally available on municipal securities when delivery occurs may be higher or lower than yields on the municipal securities obtained pursuant to such transactions. Because the Fund relies on the buyer or seller, as the case may be, to consummate the transaction, failure by the other party to complete the transaction may result in the Fund missing the opportunity of obtaining a price or yield considered to be advantageous. When the Fund is the buyer in such a transaction, however, it will maintain, in a segregated account with its custodian, cash or liquid securities having an aggregate value equal to the amount of such purchase commitments until payment is made. The Fund will make commitments to purchase municipal securities on such basis only with the intention of actually acquiring these securities, but the Fund may sell such securities prior to the settlement date if such sale is considered to be advisable. To the extent the Fund engages in "when issued" and "delayed delivery" transactions, it will do so for the purpose of acquiring securities for the Fund's portfolio consistent with the Fund's investment objectives and policies and not for the purposes of investment leverage. No specific limitation exists as to the percentage of the Fund's assets which may be used to acquire securities on a "when issued" or "delayed delivery" basis.


  RESTRICTED AND ILLIQUID SECURITIES. The Fund may invest up to 15% of its net assets in illiquid securities including securities the disposition of which is subject to substantial legal or contractual restrictions on resale and securities that are not readily marketable. The sale of restricted and illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale.

  OTHER PRACTICES. The Fund may borrow amounts up to 5% of its net assets in order to pay for redemptions when liquidation of portfolio securities is considered disadvantageous or inconvenient and may pledge up to 10% of its net assets to secure such borrowings.

  Under normal market conditions, the Fund will invest substantially all of its assets in insured Florida municipal securities. The Fund generally will not invest more than 25% of its total assets in any industry. Governmental issuers of municipal securities are not considered part of any "industry." However, municipal securities backed only by the assets and revenues of nongovernmental users may for this purpose be deemed to be issued by such nongovernmental users, and the 25% limitation would apply to such obligations. It is therefore possible that the Fund may invest more than 25% of its assets in a broader segment of the municipal securities market, such as revenue obligations of hospitals and other health care facilities, housing agency revenue obligations, or airport revenue obligations if the Adviser determines that the yields available from obligations in a particular segment of the market justifies the additional risks associated with a large investment in such segment. Although such obligations could be supported by the credit of governmental users, or by the credit of nongovernmental users engaged in a number of industries, economic, business, political and other developments generally affecting the revenues of such users (for example, proposed legislation or pending court decisions affecting the financing of such projects and market factors affecting the demand for their services or products) may have a general adverse effect on all municipal securities in such a market segment.

  From time to time, the Fund's investments may include securities as to which the Fund, by itself or together with other funds or accounts managed by the Adviser, holds a major portion or all of an issue of Florida municipal securities. Because there may be relatively few potential purchasers for such investments and, in some cases, there may be contractual restrictions on resales, the Fund may find it more difficult to sell such securities at a time when the Adviser believes it is advisable to do so.

  INVESTMENT RESTRICTIONS. The Fund is subject to certain investment restrictions which constitute fundamental policies. Fundamental policies cannot be changed without the approval of the holders of a majority of the Fund's outstanding voting securities, as defined in the 1940 Act. See "Investment Policies and Restrictions" in the Statement of Additional Information.

  PORTFOLIO TRANSACTIONS AND BROKERAGE ALLOCATION. The Adviser is responsible for decisions to buy and sell securities for the Fund, the selection of brokers and dealers to effect the transactions and the negotiation of prices and any brokerage commissions. The income securities in which the Fund invests are traded principally in the over-the-counter market. In the over-the-counter market, securities are generally traded on a net basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a mark-up to the dealer. Securities purchased in underwritten offerings generally include, in the price, a fixed amount of compensation for the managers, underwriters and dealers. The Fund may also purchase certain money market instruments directly from an issuer, in which case no commissions or discounts are paid. Purchases and sales of bonds on a stock exchange are effected through brokers who charge a commission for their services.

  The Adviser is responsible for effecting securities transactions of the Fund and will do so in a manner deemed fair and reasonable to shareholders of the Fund and not according to any formula. The Adviser's primary considerations in selecting the manner of executing securities transactions for the Fund will be prompt execution of orders, the size and breadth of the market for the security, the reliability, integrity and financial condition and execution capability of the firm, the size of and difficulty in executing the order, and the best net price. There are many instances when, in the judgment of the Adviser, more than one firm can offer comparable execution services. In selecting among such firms, consideration is given to those firms which supply research and other services in addition to execution services. However, it is not the policy of the Adviser, absent special circumstances, to pay higher commissions to a firm because it has supplied such services.

  In effecting purchases and sales of the Fund's portfolio securities, the Adviser and the Fund may place orders with and pay brokerage commissions to brokers, including brokers which may be affiliated with the Fund, the Adviser and the Distributor or dealers participating in the offering of the Fund's shares. In addition, in selecting among firms to handle a particular transaction, the Adviser and the Fund may take into account whether the firm has sold or is selling shares of the Fund. See "Portfolio Transactions and Brokerage Allocation" in the Statement of Additional Information for more information.

------------------------------------------------------------------------------
SPECIAL CONSIDERATIONS REGARDING THE FUND
------------------------------------------------------------------------------

  GENERAL. The Fund may invest up to 20% of its total assets in derivative variable rate securities such as inverse floaters whose rates of interest vary inversely with changes in market rates of interest. When market rates of interest decrease, the change in value of such securities will have a positive effect on the net asset value of the Fund and when market rates of interest increase, the change in value of such securities will have a negative effect on the net asset value of the Fund. Investment in such securities involve special risks as compared to a fixed rate municipal security. The extent of increases and decreases in the value of inverse floaters and the corresponding change to per share net asset value of the Fund generally will be larger than comparable changes in the value of an equal principal amount of a fixed rate municipal security having similar credit quality, redemption provisions and maturity. The markets for inverse variable rate securities may be less developed than the market for conventional fixed rate municipal securities.

  SPECIAL CONSIDERATIONS REGARDING FLORIDA MUNICIPAL SECURITIES. As described in this Prospectus, under normal market conditions the Fund will invest substantially all of its assets in Florida municipal securities. The Fund is therefore susceptible to political, economic, regulatory or other factors affecting issuers of Florida municipal securities. Investors should be aware of certain factors that might affect the financial condition of the issuers of Florida municipal securities.

  The following information is a summary of a more detailed description of certain factors affecting Florida municipal securities which is contained in the Statement of Additional Information. Investors should obtain a copy of the Statement of Additional Information for the more detailed discussion of such factors. Such information is derived from certain official statements of the State of Florida published in connection with the issuance of specific Florida municipal securities, as well as from other publicly available documents. Such information has not been independently verified by the Fund and may not apply to all Florida municipal securities acquired by the Fund. The Fund assumes no responsibility for the completeness or accuracy of such information.

  Florida state and local government obligations may be adversely affected by political and economic conditions and developments within the State of Florida and the nation as a whole.


  Florida's economic outlook is projected generally to reflect the national economic outlook and is expected to experience steady if unspectacular growth over the next couple of years. Historically, Florida's unemployment rate has generally tracked below that of the nation; however, in recent years, as the State's economic growth has slowed from its previous highs, the unemployment rate has tracked above the national average. The average rate of unemployment for Florida since 1986 is 6.2% while the national average during the same time period is also 6.2%. Florida's unemployment rate is forecasted at 5.3% for fiscal year 1996-97 and fiscal year 1997-98.



  For the State fiscal year which ended June 30, 1996, receipts from the sales and use tax, the greatest single source of tax revenue to the State of Florida, were $11,461 million, an increase of 7.4% from fiscal year 1994-95.



  Tourism is one of Florida's most important industries. Approximately 40.7 million people visited the State in 1995. Tourist arrivals are expected to increase 2.7% this fiscal year and 3.2% next fiscal year. By the end of fiscal year 1996-97 42.6 million domestic and international tourists are expected to have visited the state. In 1997-98, tourist arrivals should approximate 43.9 million.

  County and municipal governments in Florida depend primarily upon ad valorem property taxes, sales, motor fuel and other local excise taxes and miscellaneous revenue sources, including revenues from utilities services. Florida school districts derive substantially all of their revenues from local property taxes. The overall level of revenue from these sources is in part dependent upon the local, state and national economies. Local government obligations held by the Fund may constitute general obligations or may be special obligations payable solely from one or more specified revenue sources. The ability of the local governments to repay their obligations on a timely basis will be dependent upon the continued strength of the revenues pledged and of the overall fiscal status of the local government.


  Voters at the general election in November 1994 approved an amendment to the Constitution of the State of Florida limiting future state revenues. It is unclear what effect, if any, such amendment would have on state or local government debt obligations.


  The value of Florida municipal instruments may also be affected by general conditions in the money markets or the municipal bond markets, the levels of federal income tax rates, the supply of tax-exempt bonds, the credit quality and rating of the issues and perceptions with respect to the level of interest rates.

  There can be no assurance that there will not be a decline in economic conditions or that particular Florida municipal securities in the portfolio of the Fund will not be adversely affected by any such changes.

  More detailed information concerning Florida municipal securities and the State of Florida is included in the Statement of Additional Information.

------------------------------------------------------------------------------
INVESTMENT ADVISORY SERVICES
------------------------------------------------------------------------------


  THE ADVISER. Van Kampen American Capital Investment Advisory Corp. (the "Adviser") is the investment adviser for the Fund. The Adviser is a wholly-owned subsidiary of Van Kampen American Capital, Inc. ("Van Kampen American Capital"). Van Kampen American Capital is a diversified asset management company with more than two million retail investor accounts, extensive capabilities for managing institutional portfolios, and more than $57 billion under management or supervision. Van Kampen American Capital's more than 40 open-end and 38 closed-end funds and more than 2,500 unit investment trusts are professionally distributed by leading financial advisers nationwide. Van Kampen American Capital Distributors, Inc. (the "Distributor"), the distributor of the Fund and sponsor of the funds mentioned above, is a wholly-owned subsidiary of Van Kampen American Capital.



  Van Kampen American Capital is a wholly-owned subsidiary of VK/AC Holding, Inc. VK/AC Holding, Inc. is a wholly-owned subsidiary of MSAM Holdings II, Inc. which, in turn, is a wholly-owned subsidiary of Morgan Stanley Group Inc.

The Adviser's principal office is located at One Parkview Plaza, Oakbrook Terrace, Illinois 60181.



  Morgan Stanley Group Inc. and various of its directly or indirectly owned subsidiaries, including Morgan Stanley & Co. Incorporated, a registered broker-dealer and investment adviser, and Morgan Stanley International, are engaged in a wide range of financial services. Their principal businesses include securities underwriting, distribution and trading; merger, acquisition, restructuring and other corporate finance advisory activities; merchant banking; stock brokerage and research services; asset management; trading of futures, options, foreign exchange, commodities and swaps (involving foreign exchange, commodities, indices and interest rates); real estate advice, financial and investing; and global custody, securities clearance services and securities lending.



  On February 5, 1997, Morgan Stanley Group Inc. and Dean Witter, Discover & Co. announced that they had entered into an Agreement and Plan of Merger to form Morgan Stanley, Dean Witter, Discover & Co. Subject to certain conditions being met, it is currently anticipated that the transaction will close in mid-1997. Thereafter, Van Kampen American Capital Investment Advisory Corp. will be an indirect subsidiary of Morgan Stanley, Dean Witter, Discover & Co.



  Dean Witter, Discover & Co. is a financial services company with three major businesses; full service brokerage, credit services and asset management.


  ADVISORY AGREEMENT. The business and affairs of the Fund will be managed under the direction of the Board of Trustees of the Trust, of which the Fund is a separate series. Subject to their authority, the Adviser and the respective officers of the Fund will supervise and implement the Fund's investment activities and will be responsible for overall management of the Fund's business affairs. The Fund will pay the Adviser a fee equal to a percentage of the average daily net assets of the Fund as follows:

AVERAGE DAILY NET ASSETS                                    % PER ANNUM
------------------------                                    -----------
First $500 million.....................................    0.500 of 1.00%
Over $500 million......................................    0.450 of 1.00%


  Under its investment advisory agreement with the Adviser, the Fund has agreed to assume and pay the charges and expenses of the Fund's operations, including the compensation of the Trustees of the Trust (other than those who are affiliated persons, as defined in the 1940 Act, of the Adviser, the Distributor or Van Kampen American Capital), the charges and expenses of independent accountants, legal counsel, transfer agent (ACCESS Investor Services, Inc. ("ACCESS"), a wholly-owned subsidiary of Van Kampen American Capital), or dividend disbursing agent and the custodian (including fees for safekeeping of securities), costs of calculating net asset value, costs of acquiring and disposing of portfolio securities, interest (if any) on obligations incurred by the Fund, costs of share certificates, membership dues in the Investment Company Institute or any similar organization, reports and notices to shareholders, costs of registering shares of the Fund under the federal securities laws, miscellaneous expenses and all taxes and fees to federal, state or other governmental agencies. The Adviser reserves the right in its sole discretion from time-to-time to waive all or a portion of its management fee, or to reimburse the Fund for all or a portion of its other expenses.


  PERSONAL INVESTING POLICIES. The Fund and the Adviser have adopted Codes of Ethics designed to recognize the fiduciary relationship between the Fund and the Adviser and its employees. The Codes permit directors, trustees, officers and employees to buy and sell securities for their personal accounts subject to certain restrictions. Persons with access to certain sensitive information are subject to preclearance and other procedures designed to prevent conflicts of interest.


  PORTFOLIO MANAGEMENT. David C. Johnson, a Senior Vice President of the Adviser, supervises the Adviser's municipal securities practice area and coordinates the Adviser's investment policy regarding such securities. Mr. Johnson has been employed by the Adviser since April 1989. Mr. Piraro, a Vice President of the Adviser, has been primarily responsible for the day-to-day management of the Fund's portfolio since August 1995. Mr. Piraro has been employed by the Adviser since May 1992. Prior to May 1992, Mr. Piraro was employed by First Chicago Capital Markets.

------------------------------------------------------------------------------
ALTERNATIVE SALES ARRANGEMENTS
------------------------------------------------------------------------------

  The Alternative Sales Arrangements permit an investor to choose the method of purchasing shares that is more beneficial to the investor, taking into account the amount of the purchase, the length of time the investor expects to hold the shares, whether the investor wishes to receive dividends in cash or to reinvest them in additional shares of the Fund, and other circumstances. Investors should consider such factors together with the amount of sales charges and accumulated distribution and service fees with respect to each class of shares that may be incurred over the anticipated duration of their investment in the Fund.

  The Fund offers three classes of shares, designated Class A Shares, Class B Shares and Class C Shares. Shares of each class are offered at a price equal to their net asset value per share plus a sales charge which, at the election of the purchaser, may be imposed (a) at the time of purchase ("Class A Shares") or
(b) on a contingent deferred basis (Class A Share accounts over $1 million, "Class B Shares" and "Class C Shares"). Class A Shares accounts over $1 million or otherwise subject to a contingent deferred sales charge ("CDSC"), Class B Shares and Class C Shares sometimes are referred to herein collectively as "Contingent Deferred Sales Charge Shares" or "CDSC Shares."

  The minimum initial investment with respect to each class of shares is $500. The minimum subsequent investment with respect to each class of shares is $25. It is presently the policy of the Distributor not to accept any order for Class B

Shares in an amount of $500,000 or more and not to accept any order for Class C Shares in an amount of $1 million or more because it ordinarily will be more advantageous for an investor making such an investment to purchase Class A Shares.

  An investor should carefully consider the sales charges applicable to each class of shares and the estimated period of their investment to determine which class of shares is more beneficial for the investor to purchase. For example, investors who would qualify for a significant purchase price discount from the maximum sales charge on Class A Shares may determine that payment of such a reduced front-end sales charge is superior to electing to purchase Class B Shares or Class C Shares, each with no front-end sales charge but subject to a CDSC and a higher aggregate distribution and service fee. However, because initial sales charges are deducted at the time of purchase of Class A Share accounts under $1 million, a purchaser of such Class A Shares would not have all of his or her funds invested initially and therefore, would initially own fewer shares than if Class B Shares or Class C Shares had been purchased. On the other hand, an investor whose purchase would not qualify for price discounts applicable to Class A Shares and intends to remain invested until after the expiration of the applicable CDSC may wish to defer the sales charge and have all his or her funds initially invested in Class B Shares or Class C Shares. If such an investor anticipates that he or she will redeem such shares prior to the expiration of the CDSC period applicable to Class B Shares, the investor may wish to acquire Class C Shares. Investors must weigh the benefit of deferring the sales charge and having all of their funds invested against the higher aggregate distribution and service fee applicable to Class B Shares and Class C Shares (discussed below).

  Each class of shares represents an interest in the same portfolio of investments of the Fund and has the same rights, except each class of shares (i) bears those distribution fees, service fees and administrative expenses applicable to the respective class of shares as a result of its sales arrangements, (ii) has exclusive voting rights with respect to those provisions of the Fund's Rule 12b-1 distribution plan which relate only to such class and
(iii) has a different exchange privilege. Generally, a class of shares subject to a higher ongoing distribution and service fee or subject to the conversion feature will have a higher expense ratio and pay lower dividends than a class of shares subject to a lower ongoing distribution and service fee or not subject to the conversion feature. The per share net asset values of the different classes of shares are expected to be substantially the same; from time to time, however, the per share net asset values of the classes may differ. The net asset value per share of each class of shares of the Fund will be determined as described in this Prospectus under "Purchase of Shares -- Net Asset Value."


  The administrative expenses that may be allocated to a specific class of shares may consist of (i) ACCESS' expenses attributable to a specific class of shares, which expenses typically will be higher with respect to classes of shares subject to the conversion feature; (ii) printing and postage expenses related to preparing and distributing materials such as shareholder reports, prospectuses and proxy statements to current shareholders of a specific class; (iii) Securities and Exchange Commission (the"SEC") registration fees incurred by a class of shares;
(iv) the expense of administrative personnel and services as required to support the shareholders of a specific class; (v) Trustees' fees or expense incurred as a result of issues relating to one class of shares; (vi) accounting expenses relating solely to one class of shares; and (vii) any other incremental expenses subsequently identified that should be properly allocated to one or more classes of shares. All such expenses incurred by a class will be borne on a pro rata basis by the outstanding shares of such class. All allocations of administrative expenses to a particular class of shares will be limited to the extent necessary to preserve the Fund's qualification as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code").

------------------------------------------------------------------------------
PURCHASE OF SHARES
------------------------------------------------------------------------------


  The Fund offers three classes of shares to the public on a continuous basis through the Distributor, as principal underwriter, which is located at One Parkview Plaza, Oakbrook Terrace, Illinois 60181. Shares also are offered through members of the National Association of Securities Dealers, Inc. ("NASD") acting as securities dealers ("dealers") and through NASD members acting as brokers for investors ("brokers") or eligible non-NASD members acting as agents for investors ("financial intermediaries"). The Fund reserves the right to suspend or terminate the continuous public offering of its shares at any time and without prior notice.


  The Fund's shares are offered at the net asset value per share next computed after an investor places an order to purchase directly with the investor's broker, dealer or financial intermediary or directly with the Distributor plus any applicable sales charge. Sales personnel or brokers, dealers and financial intermediaries distributing the Fund's shares may receive different compensation for selling different classes of shares. It is the responsibility of the investor's broker, dealer or financial intermediary to transmit the order to the Distributor. Because the Fund generally will determine net asset value once each business day as of the close of business, purchase orders placed through an investor's broker, dealer or financial intermediary must be transmitted to the Distributor by such broker, dealer or financial intermediary prior to such time in order for the investor's order to be fulfilled on the basis of the net asset value to be determined that day. Any change in the purchase price due to the failure of the Distributor to receive a purchase order prior to such time must be settled between the investor and the broker, dealer or financial intermediary submitting the order.

  The Distributor may from time to time implement programs under which a broker, dealer or financial intermediary's sales force may be eligible to win nominal awards for certain sales efforts or under which the Distributor will reallow to any broker, dealer or financial intermediary that sponsors sales contests or recognition programs conforming to criteria established by the Distributor, or participates in sales programs sponsored by the Distributor, an amount not exceeding the total applicable sales charges on the sales generated by the broker, dealer or financial intermediary at the public offering price during such programs. Other programs provide, among other things and subject to certain conditions, for certain favorable distribution arrangements for shares of the Fund. Also, the Distributor in its discretion may from time to time, pursuant to objective criteria established by it, pay fees to, and sponsor business seminars for, qualifying brokers, dealers or financial intermediaries for certain services or activities which are primarily intended to result in sales of shares of the Fund. Fees may include payment for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives and members of their families to locations within or outside of the United States for meetings or seminars of a business nature. In some instances additional compensation or promotional incentives may be offered to brokers, dealers or financial intermediaries that have sold or may sell significant amounts of shares during specified periods of time. The Distributor may provide additional compensation to Edward D. Jones & Co. or an affiliate thereof based on a combination of its sales of shares and increases in assets under management. Such payments to brokers, dealers and financial intermediaries for sales contests, other sales programs and seminars are made by the Distributor out of its own assets and not out of the assets of the Fund. Such fees paid for such services and activities with respect to the Fund will not exceed in the aggregate 1.25% of the average total daily net assets of the Fund on an annual basis. These programs will not change the price an investor pays for shares or the amount that the Fund will receive from such sale.


CLASS A SHARES

  The public offering price of Class A Shares is equal to the net asset value per share plus an initial sales charge which is a variable percentage of the offering price depending upon the amount of the sale. The table below shows total sales charges and dealer concessions reallowed to dealers and agency commissions paid to brokers with respect to sales of Class A Shares. The sales charge is allocated between the investor's broker, dealer or financial intermediary and the Distributor. As indicated previously, at the discretion of the Distributor the entire sales charge may be reallowed to such broker, dealer or financial intermediary. The staff of the SEC has taken the position that dealers who receive 90% or more of the sales charge may be deemed to be "underwriters" as that term is defined in the Securities Act of 1933, as amended.

SALES CHARGE TABLE

                                                                            DEALER
                                                                          CONCESSION
                                                                          OR AGENCY
                                           TOTAL SALES CHARGE             COMMISSION
                                   ----------------------------------   --------------
       SIZE OF TRANSACTION          PERCENTAGE OF     PERCENTAGE OF     PERCENTAGE OF
        AT OFFERING PRICE          OFFERING PRICE    NET ASSET VALUE    OFFERING PRICE
       -------------------         --------------    ---------------    --------------
Less than $100,000...............       4.75%              4.99%             4.25%
$100,000 but less than
  $250,000.......................       3.75               3.90              3.25
$250,000 but less than
  $500,000.......................       2.75               2.83              2.25
$500,000 but less than
  $1,000,000.....................       2.00               2.04              1.75
$1,000,000 or more*..............          *                  *                 *

------------------------------------------------------------------------------

* No sales charge is payable at the time of purchase on investments of $1 million or more, although for such investments the Fund imposes a CDSC of 1.00% on redemptions made within one year of the purchase. A commission will be paid to brokers, dealers or financial intermediaries who initiate and are responsible for purchases of $1 million or more as follows: 1.00% on sales to $2 million, plus 0.80% on the next $1 million and 0.50% on the excess over $3 million. See "Purchase of Shares--Deferred Sales Charge Alternatives" for additional information with respect to CDSCs.


QUANTITY DISCOUNTS

  Investors purchasing Class A Shares may, under certain circumstances, be entitled to pay reduced sales charges. The circumstances under which such investors may pay reduced sales charges are described below.

  Investors, or their brokers, dealers or financial intermediaries, must notify the Fund whenever a quantity discount is applicable to purchases. Upon such notification, an investor will receive the lowest applicable sales charge. Quantity discounts may be modified or terminated at any time. For more information about quantity discounts, investors should contact their broker, dealer or financial intermediary or the Distributor.


  A person eligible for a reduced sales charge includes an individual, their spouse and children under 21 years of age and any corporation, partnership or sole proprietorship which is 100% owned, either alone or in combination, by any of the foregoing; a trustee or other fiduciary of a single trust estate or a single fiduciary account; or a "company" as defined is section 2(a)(8) of the 1940 Act.



  As used herein, "Participating Funds" refers to all open-end investment companies advised by the Adviser or Van Kampen American Capital Asset Management, Inc. and distributed by the Distributor. Additional funds may be added from time to time as determined by the Fund's Board of Trustees as Participating Funds.



  VOLUME DISCOUNTS. The size of investment shown in the preceding sales charge table applies to the total dollar amount being invested by any person at any one time in Class A Shares of the Fund, or in any combination of shares of the Fund and shares of other Participating Funds, although other Participating Funds may have different sales charges.



  CUMULATIVE PURCHASE DISCOUNT. The size of investment shown in the preceding sales charge table may also be determined by combining the amount being invested in Class A Shares of the Fund with other shares of the Fund and shares of Participating Funds, plus the current offering price of all shares of the Fund and other Participating Funds which have been previously purchased and are still owned.



  LETTER OF INTENT. A Letter of Intent provides an opportunity for an investor to obtain a reduced sales charge by aggregating the amount being invested over a 13-month period to determine the sales charge as outlined in the preceding sales charge table. The size of investment shown in the preceding table includes the amount of intended purchases of Class A Shares of the Fund with other shares of the Fund and shares of the Participating Funds plus the value of all shares of the Fund and other Participating Funds previously purchased during such 13-month period and still owned. An investor may elect to compute the 13-month period starting up to 90 days before the date of execution of a Letter of Intent. Each investment made during the period receives the reduced sales charge applicable to the total amount of the investment goal. If trades not initially made under a Letter of Intent subsequently qualify for a lower sales charge through the 90-day back-dating provision, an adjustment will be made at the expiration of the Letter of Intent to give effect to the lower charge. If the goal is not achieved within the 13-month period, the investor must pay the difference between the sales charge applicable to the purchases made and the sales charges previously paid. When an investor signs a Letter of Intent, shares equal to at least 5% of the total purchase amount of the level selected will be restricted from sale or redemption by the investor until the Letter of Intent is satisfied or any additional sales charges have been paid; if the Letter of Intent is not satisfied by the investor and any additional sales charges are not paid, sufficient restricted shares will be redeemed by the Fund to pay such charges. Additional information is contained in the application accompanying this Prospectus.


OTHER PURCHASE PROGRAMS


  Purchasers of Class A Shares may be entitled to reduced initial sales charges in connection with unit investment trust reinvestment programs and purchases by registered representatives of selling firms or purchases by persons affiliated with the Fund or the Distributor. The Fund reserves the right to modify or terminate these arrangements at any time.


  UNIT INVESTMENT TRUST REINVESTMENT PROGRAMS. The Fund permits unitholders of unit investment trusts to reinvest distributions from such trusts in Class A Shares of the Fund at net asset value with no minimum initial or subsequent investment requirement if the administrator of an investor's unit investment trust program meets certain uniform criteria relating to cost savings by the Fund and the Distributor. The total sales charge for all other investments made from unit trust distributions will be 1.00% of the offering price (1.01% of net asset value). Of this amount, the Distributor will pay to the broker, dealer or financial intermediary, if any, through which such participation in the qualifying program was initiated 0.50% of the offering price as a dealer concession or agency commission. Persons desiring more information with respect to this program, including the applicable terms and conditions thereof, should contact their broker, dealer, financial intermediary or the Distributor.


  The administrator of such a unit investment trust must have an agreement with the Distributor pursuant to which the administrator will (1) submit a single bulk order and make payment with a single remittance for all investments in the Fund during each distribution period by all investors who choose to invest in the Fund through the program and (2) provide ACCESS with appropriate backup data for each participating investor in a computerized format fully compatible with ACCESS' processing system.



  As further requirements for obtaining these special benefits, the Fund also requires that all dividends and other distributions by the Fund be reinvested in additional shares without any systematic withdrawal program. There will be no minimum for reinvestments from unit investment trusts. The Fund will send account activity statements to such participants on a monthly basis only, even if their investments are made more frequently. The Fund reserves the right to modify or terminate this program at any time.


  NAV PURCHASE OPTIONS. Class A Shares of the Fund may be purchased at net asset value, upon written assurance that the purchase is made for investment purposes and that the shares will not be resold except through redemption by the Fund, by:


  (1) Current or retired trustees or directors of funds advised by the Adviser or Van Kampen American Capital Asset Management, Inc. and such persons' families and their beneficial accounts.



  (2) Current or retired directors, officers and employees of Morgan Stanley Group Inc. and any of its subsidiaries, employees of an investment subadviser to any fund described in (1) above or an affiliate of such subadviser; and such persons' families and their beneficial accounts.



  (3) Directors, officers, employees and registered representatives of financial institutions that have a selling group agreement with the Distributor and their spouses and children under 21 years of age when purchasing for any accounts they beneficially own, or, in the case of any such financial institution, when purchasing for retirement plans for such institution's employees.

  (4) Registered investment advisers, trust companies and bank trust departments investing on their own behalf or on behalf of their clients provided that the aggregate amount invested in Class A Shares of the Fund alone, or any combination of shares of the Fund and shares of other Participating Funds as described herein under "Purchase of Shares -- Class A Shares -- Quantity Discounts," during the 13-month period commencing with the first investment pursuant hereto equals at least $1 million. The Distributor may pay brokers, dealers or financial intermediaries through which purchases are made an amount up to 0.50% of the amount invested, over a 12-month period following such transaction.



  (5) Trustees and other fiduciaries purchasing shares for retirement plans of organizations with retirement plan assets of $3 million or more and which invest in multiple fund families through national wirehouse alliance programs.


  (6) Accounts as to which a broker, dealer or financial intermediary charges an account management fee ("wrap accounts"), provided the broker, dealer or financial intermediary has a separate agreement with the Distributor.

  (7) Investors purchasing shares of the Fund with redemption proceeds from other mutual fund complexes on which the investor has paid a front-end sales charge or was subject to a deferred sales charge, whether or not paid, if such redemption has occurred no more than 30 days prior to such purchase.


  (8) Trusts created under pension, profit sharing or other employee benefit plans qualified under Section 401(a) of the Code, or custodial accounts held by a bank created pursuant to Section 403(b) of the Code and sponsored by non-profit organizations defined under Section 501(c)(3) of the Code and assets held by an employer or trustee in connection with an eligible deferred compensation plan under Section 457 of the Code. Such plans will qualify for purchases at net asset value provided, for plans initially establishing accounts with the Distributor in the Participating Funds after February 1, 1997, that (1) the initial amount invested in the Participating Funds is at least $500,000 or (2) such shares are purchased by an employer sponsored plan with more than 100 eligible employees. Such plans that have been established with a Participating Fund or have received proposals from the Distributor prior to February 1, 1997 based on net asset value purchase privileges previously in effect will be qualified to purchase shares of the Participating Funds at net asset value for accounts established on or before May 1, 1997. Section 403(b) and similar accounts for which Van Kampen American Capital Trust Company served as custodian will not be eligible for net asset value purchases based on the aggregate investment made by the plan or the number of eligible employees, except under certain uniform criteria established by the Distributor from time to time. Prior to February 1, 1997, a commission will be paid to authorized dealers who initiate and are responsible for such purchases within a rolling twelve-month period as follows: 1.00% on sales to $5 million, plus 0.50% on the next $5 million and 0.25% on the excess over $10 million. For purchases on February 1, 1997 and thereafter, a commission will be paid as follows: 1.00% on sales to $2 million, plus 0.80% on the next $1 million, plus 0.50% on the next $47 million and 0.25% on the excess over $50 million.



  (9) Individuals who are members of a "qualified group". For this purpose, a qualified group is one which (i) has been in existence for more than six months, (ii) has a purpose other than to acquire shares of the fund or similar investments, (iii) has given and continues to give its endorsement or authorization, on behalf of the group, for purchase of shares of the fund and other Participating funds, (iv) has a membership that the authorized dealer can certify as to the group's members and (v) satisfies other uniform criteria established by the Distributor for the purpose of realizing economics of scale in distributing such shares. A qualified group does not include one whose sole organizational nexus, for example, is that its participants are credit card holders of the same institution, policy holders of an insurance company, customers of a bank or broker-dealer, clients of an investment adviser or other similar groups. Shares purchased in each group's participants account in connection with this privilege will be subject to a CDSC of 1.00% in the event of redemption within one year of purchase, and a commission will be paid to authorized dealers who initiate and are responsible for such sales to each individual as follows: 1.00% on sales to $2 million, plus 0.80% on the next $1 million and 0.50% on the excess over $3 million.



The term "families" includes a person's spouse, children under 21 years of age and grandchildren, parents, and a person's spouse's parents.



  Purchase orders made pursuant to clause (4) may be placed either through authorized brokers, dealers or financial intermediaries as described above or directly with ACCESS, the investment adviser, trust company or bank trust department, provided that ACCESS receives federal funds for the purchase by the close of business on the next business day following acceptance of the order. An authorized broker, dealer or financial intermediary may charge a transaction fee for placing an order to purchase shares pursuant to this provision or for placing a redemption order with respect to such shares. The Fund may terminate, or amend the terms of, offering shares of the Fund at net asset value to such groups at any time.


DEFERRED SALES CHARGE ALTERNATIVE

  Investors choosing the deferred sales charge alternative may purchase Class A Shares in an amount of $1 million or more, Class B Shares or Class C Shares. The public offering price of a CDSC Share is equal to the net asset value per share without the imposition of a sales charge at the time of purchase. CDSC Shares are sold without an initial sales charge so that the Fund may invest the full amount of the investor's purchase payment. The Distributor will compensate brokers, dealers and financial intermediaries participating in the continuous public offering of the

CDSC Shares out of its own assets, and not out of assets of the Fund, as a percentage rate of the dollar value of the CDSC Shares purchased from the Fund by such brokers, dealers and financial intermediaries, which percentage rate will be equal to (i) with respect to Class A Shares, 1.00% on sales to $2 million, plus 0.80% on the next $1 million and 0.50% on the excess over $3 million; (ii) 4.00% with respect to Class B Shares; and (iii) 1.00% with respect to Class C Shares. Such compensation will not change the price an investor will pay for CDSC Shares or the amount that the Fund will receive from such sale.



  CDSC Shares redeemed within a specified period of time generally will be subject to a CDSC at the rates set forth below charged as a percentage of the dollar amount subject thereto. The amount of the CDSC will vary depending on (i) the class of CDSC Shares to which such shares belong and (ii) the number of years from the time of payment for the purchase of the CDSC Shares until the time of their redemption. The charge will be assessed on an amount equal to the lesser of the then current market value or the original purchase price of the CDSC Shares being redeemed. Accordingly, no sales charge will be imposed on increases in net asset value above the initial purchase price. In addition, no CDSC will be assessed on CDSC Shares derived from reinvestment of dividends or capital gains distributions. Solely for purposes of determining the number of years from the time of any payment for the purchases of CDSC Shares, all payments during a month will be aggregated and deemed to have been made on the last day of the month.



  Proceeds from the CDSC and the distribution fee applicable to a class of CDSC Shares are paid to the Distributor and are used by the Distributor to defray its expenses related to providing distribution related services to the Fund in connection with the sale of shares of such class of CDSC Shares, such as the payment of compensation to selected dealers and agents and for selling such shares. The combination of the CDSC and the distribution fees facilitates the ability of the Fund to sell such CDSC Shares without a sales charge being deducted at the time of purchase.



  In determining whether a CDSC is applicable to a redemption of CDSC Shares, it will be assumed that the redemption is made first of any CDSC Shares acquired pursuant to reinvestment of dividends or distributions, second of CDSC Shares that have been held for a sufficient period of time such that the CDSC no longer is applicable to such shares, third of Class A Shares in the shareholder's Fund account that have converted from Class B Shares or Class C Shares, if any, and fourth of CDSC Shares held longest during the period of time that a CDSC is applicable to such CDSC Shares. The charge will not be applied to dollar amounts representing an increase in the net asset value since the time of purchase.


  To provide an example, assume an investor purchased 100 Class B Shares at $10 per share (at a cost of $1,000) and in the second year after purchase, the net asset value per share is $12 and, during such time, the investor has acquired 10 additional Class B Shares upon dividend reinvestment. If at such time the investor makes his first redemption of 50 shares (proceeds of $600), 10 shares will not be subject to charge because of dividend reinvestment. With respect to the remaining 40 shares, the charge is applied only to the original cost of $10 per share and not to the increase in net asset value of $2 per share. Therefore, $400 of the $600 redemption proceeds will be charged at a rate of 3.75% (the applicable rate in the second year after purchase).


  CLASS A SHARE PURCHASES OF $1 MILLION OR MORE. No sales charge is payable at the time of purchase on investments in Class A Shares of $1 million or more, although for such investments the Fund imposes a CDSC of 1.00% on redemptions made within one year of the purchase. A commission will be paid to dealers who initiate and are responsible for purchases of $1 million or more as follows:
1.00% on sales to $2 million, plus 0.80% on the next $1 million, and 0.50% on the excess over $3 million.



  CLASS B SHARES. Class B Shares redeemed within seven years of purchase generally will be subject to a CDSC at the rates set forth below, charged as a percentage of the dollar amount subject thereto:


                                                         CONTINGENT DEFERRED
                                                          SALES CHARGE AS A
                                                            PERCENTAGE OF
                                                            DOLLAR AMOUNT
YEAR SINCE PURCHASE                                       SUBJECT TO CHARGE
-------------------                                      -------------------
First..................................................         4.00%
Second.................................................         3.75%
Third..................................................         3.50%
Fourth.................................................         2.50%
Fifth..................................................         1.50%
Sixth..................................................         1.00%
Seventh and after......................................         0.00%


  The CDSC generally is waived on redemptions of Class B Shares made pursuant to the Systematic Withdrawal Plan. See "Shareholder Services--Systematic Withdrawal Plan."



  CLASS C SHARES. Class C Shares redeemed within the first 12 months of purchase generally will be subject to a CDSC of 1.00% of the dollar amount subject thereto. Class C Shares redeemed thereafter will not be subject to a CDSC.



  CONVERSION FEATURE. Class B Shares purchased on or after June 1, 1996 and any dividend reinvestment plan shares received thereon automatically convert to Class A Shares eight years after the end of the calendar month in which the shares were purchased. Class B Shares purchased before June 1, 1996, and any dividend reinvestment plan shares received thereon, automatically convert to Class A shares seven years after the end of the calendar month in which the shares were purchased. Class C Shares purchased before January 1, 1997, and any dividend reinvestment plan shares received thereon automatically convert to Class A Shares ten years after the end of the calendar month in which such shares were purchased. Such conversion will be on the basis of the relative net asset values per share, without the imposition of any sales load, fee or other charge.



  The conversion of such shares to Class A Shares is subject to the continuing availability of an opinion of counsel to the effect that (i) the assessment of the higher distribution and service fees and ACCESS costs with respect to such shares does not result in the Fund's dividends or distributions constituting "preferential dividends" under the Code, and (ii) that the conversion of such shares does not constitute a taxable event under federal income tax law. The conversion may be suspended if such an opinion is no longer available and such shares might continue to be subject to the higher aggregate fees applicable to such class of shares for an indefinite period.



  WAIVER OF CONTINGENT DEFERRED SALES CHARGE. The CDSC is waived on redemptions of Class B Shares and Class C Shares (i) following the death or disability (as defined in the Code) of a shareholder, (ii) in connection with required minimum distributions from an IRA or other retirement plan, (iii) pursuant to the Fund's systematic withdrawal plan but limited to 12% annually of the initial value of the account, and (iv) effected pursuant to the right of the Fund to liquidate a shareholder's account as described herein under "Redemption of Shares." The CDSC also is waived on redemptions of Class C Shares as it relates to the reinvestment of redemption proceeds in shares of the same class of the Fund within 120 days after redemption. See "Shareholder Services" and "Redemption of Shares" for further discussion of the waiver provisions.


NET ASSET VALUE

  The net asset value per share of the Fund will be determined separately for each class of shares. The net asset value per share of a given class of shares of the Fund is determined by calculating the total value of the Fund's assets attributable to such class of shares, deducting its total liabilities attributable to such class of shares, and dividing the result by the number of shares of such class outstanding. The net asset value for the Fund is computed once daily as of 5:00 p.m. Eastern time Monday through Friday, except on customary business holidays, or except on any day on which no purchase or redemption orders are received, or there is not a sufficient degree of trading in the Fund's portfolio securities such that the Fund's net asset value per share might be materially affected. The Fund reserves the right to calculate the net asset value and to adjust the public offering price based thereon more frequently than once a day if deemed desirable. The net asset value per share of the different class of shares are expected to be substantially the same; from time to time, however, the per share net asset value of the different class of shares may differ.

  Portfolio securities are valued by using market quotations, prices provided by market makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics in accordance with procedures established in good faith by the Board of Trustees of the Trust, of which the Fund is a series. Securities with remaining maturities of 60 days or less are valued at amortized cost when amortized cost is determined in good faith by or under the direction of the Board of Trustees of the Trust to be representative of the fair value at which it is expected such securities may be resold. Any securities or other assets for which current market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Board of Trustees of the Trust.

------------------------------------------------------------------------------
SHAREHOLDER SERVICES
------------------------------------------------------------------------------

  The Fund offers a number of shareholder services designed to facilitate investment in its shares at little or no extra cost to the investor. Below is a description of such services. Unless otherwise described below, each of these services may be modified or terminated by the Fund at any time.


  INVESTMENT ACCOUNT. ACCESS, transfer agent for the Fund and a wholly-owned subsidiary of Van Kampen American Capital, performs bookkeeping, data processing and administration services related to the maintenance of shareholder accounts. Each shareholder has an investment account under which shares are held by ACCESS. Except as described in this Prospectus, after each share transaction in an account, the shareholder receives a statement showing the activity in the account. Each shareholder will receive statements at least quarterly from ACCESS showing any reinvestments of dividends and capital gains distributions and any other activity in the account since the preceding statement. Such shareholders also will receive separate confirmations for each purchase or sale transaction other than reinvestment of dividends and capital gains distributions and systematic purchases or redemptions. Additions to an investment account may be made at any time by purchasing shares through authorized brokers, dealers or financial intermediaries or by mailing a check directly to ACCESS.


  SHARE CERTIFICATES. Generally, the Fund will not issue share certificates. However, upon written or telephone request to the Fund, a share certificate will be issued, representing shares (with the exception of fractional shares) of the Fund. A shareholder will be required to surrender such certificates upon redemption thereof. In addition, if such certificates are lost the shareholder must write to Van Kampen American Capital Funds, c/o ACCESS, P.O. Box 418256, Kansas City, MO 64141-9256, requesting an "affidavit of loss" and to obtain a Surety Bond in a form acceptable to ACCESS. On the date the letter is received ACCESS will calculate a fee for replacing the lost certificate equal to no more than 2.00% of the net asset value of the issued shares and bill the party to whom the replacement certificate was mailed.


  REINVESTMENT PLAN. A convenient way for investors to accumulate additional shares is by accepting dividends and capital gains distributions in shares of the Fund. Such shares are acquired at net asset value per share (without sales charge) on the record date of such dividend or distribution. Unless the shareholder instructs otherwise, the reinvestment plan is automatic. This instruction may be made by telephone by calling (800) 421-5666 ((800) 421-2833 for the hearing impaired) or in writing to ACCESS. The investor may, on the initial application or prior to any declaration, instruct that dividends be paid in cash and capital gains distributions be reinvested at net asset value, or that both dividends and capital gains distributions be paid in cash. For further information, see "Distributions from the Fund."


  AUTOMATIC INVESTMENT PLAN. An automatic investment plan is available under which a shareholder can authorize ACCESS to charge a bank account on a regular basis to invest pre-determined amounts in the Fund. Additional information is available from the Distributor or authorized brokers, dealers or financial intermediaries.


  DIVIDEND DIVERSIFICATION. A shareholder may, upon written request or by completing the appropriate section of the application form accompanied by this Prospectus or by calling (800) 421-5666 ((800) 421-2833 for the hearing impaired), elect to have all dividends and other distributions paid on a class of shares of the Fund invested into shares of the same class of any other Participating Fund so long as a pre-existing account for such class of shares exists for such shareholder.


  If the qualified pre-existing account does not exist, the shareholder must establish a new account subject to minimum investment and other requirements of the fund into which distributions would be invested. Distributions are invested into the selected fund at its net asset value as of the payable date of the distribution only if shares of such selected fund have been registered for sale in the investor's state.


  EXCHANGE PRIVILEGE. Shares of the Fund may be exchanged with shares of another Participating Fund, subject to certain limitations. Before effecting an exchange, shareholders in the Fund should obtain and read a current prospectus of the fund into which the exchange is to be made. SHAREHOLDERS MAY ONLY EXCHANGE INTO SUCH OTHER FUNDS AS ARE LEGALLY AVAILABLE FOR SALE IN THEIR STATE.


  To be eligible for exchange, shares of the Fund must have been registered in the shareholder's name for at least 30 days prior to an exchange. Shares of the Fund registered in a shareholder's name for less than 30 days may only be exchanged upon receipt of prior approval of the Adviser. Under normal circumstances, it is the policy of the Adviser not to approve such requests.

  Class A Shares of Van Kampen American Capital funds that generally impose an initial sales charge are not subject to any sales charge upon exchange into the Fund. Class A Shares of Van Kampen American Capital funds that generally do not impose an initial sales charge are subject to the appropriate sales charge applicable to Class A Shares of the Fund.


  No sales charge is imposed upon the exchange of Class B Shares or Class C Shares. The CDSC schedule and conversion schedule applicable to a Class B Share or Class C Share acquired through the exchange privilege is determined by reference to the Van Kampen American Capital fund from which such share originally was purchased. The holding period of a Class B Share or Class C Share acquired through the exchange privilege is determined by reference to the date such share originally was purchased from a Van Kampen American Capital fund.

  Exchanges of shares are sales and may result in a gain or loss for federal income tax purposes. If the shares exchanged have been held for less than 91 days, the sales charge paid on such shares is not included in the tax basis of the exchanged shares, but is carried over and included in the tax basis of the shares acquired.


  A shareholder wishing to make an exchange may do so by sending a written request to ACCESS or by contacting the telephone transaction line at (800) 421-5684 ((800) 421-2833 for the hearing impaired). A shareholder automatically has telephone exchange privileges unless otherwise designated in the application form accompanied by this Prospectus. The exchange will take place at the relative net asset values of the shares next determined after receipt of such request with adjustment for any additional sales charge. Any shares exchanged begin earning dividends on the next business day after the exchange is affected. Van Kampen American Capital and its subsidiaries, including ACCESS (collectively, "VKAC"), and the Fund employ procedures considered by them to be reasonable to confirm that instructions communicated by telephone are genuine. Such procedures include requiring certain personal identification information prior to acting upon telephone instructions, tape recording telephone communications, and providing written confirmation of instructions communicated by telephone. If reasonable procedures are employed, a shareholder agrees that neither VKAC nor the Fund will be liable for following telephone instructions which it reasonably believes to be genuine. VKAC and the Fund may be liable for any losses due to unauthorized or fraudulent instructions if reasonable procedures are not followed. Exchanges are effected at the net asset value per share next calculated after the request is received in good order with adjustment for any additional sales charge. If the exchanging shareholder does not have an account in the fund whose shares are being acquired, a new account will be established with the same registration, dividend and capital gains options (except dividend diversification options) and broker, dealer or financial intermediary of record as the account from which shares are exchanged, unless otherwise specified by the shareholder. In order to establish a systematic withdrawal plan for the new account or reinvest dividends from the new account into another fund, an exchanging shareholder must file a specific written request. The Fund reserves the right to reject any order to acquire shares through exchange. In addition, the Fund may modify, restrict or terminate the exchange privilege at any time on 60 days' notice to its shareholders of any termination or material amendment.



  A prospectus of any of these mutual funds may be obtained from any broker, dealer or financial intermediary or the Distributor. An investor considering an exchange to one of such funds should refer to the prospectus for additional information regarding such fund prior to investing.

  SYSTEMATIC WITHDRAWAL PLAN. Any investor whose shares in a single account total $10,000 or more at the offering price next computed after receipt of instructions may establish a monthly, quarterly, semi-annual or annual withdrawal plan. Any investor whose shares in a single account total $5,000 or more at the offering price next computed after receipt of instructions may establish a quarterly, semi-annual or annual withdrawal plan. This plan provides for the orderly use of the entire account, not only the income but also the capital, if necessary. Each withdrawal constitutes a redemption of shares on which taxable gain or loss will be recognized. The plan holder may arrange for monthly, quarterly, semi-annual, or annual checks in any amount not less than $25.



  Holders of Class B Shares and Class C Shares who establish a withdrawal plan may redeem up to 12% annually of the shareholder's initial account balance without incurring a contingent deferred sales charge. Initial account balance means the amount of the shareholder's investment at the time the election to participate in the plan is made.


  Under the plan, sufficient shares of the Fund are redeemed to provide the amount of the periodic withdrawal payment. Dividends and capital gains distributions on shares held under the plan are reinvested in additional shares at the next determined net asset value. If periodic withdrawals continuously exceed reinvested dividends and capital gains distributions, the shareholder's original investment will be correspondingly reduced and ultimately exhausted. Withdrawals made concurrently with purchases of additional shares ordinarily will be disadvantageous to the shareholder because of the duplication of sales charges. The Fund reserves the right to amend or terminate the systematic withdrawal program on thirty days' notice to its shareholders.

  CHECK WRITING PRIVILEGE. Holders of Class A Shares of the Fund for which certificates have not been issued and which are in a non-escrow status may appoint ACCESS as agent by completing the Authorization for Redemption by Check Form and the appropriate section of the application and returning the form and the application to ACCESS. Once the form is properly completed, signed and returned to the agent, a supply of checks drawn on State Street Bank and Trust Company ("State Street Bank") will be sent to such shareholder. These checks may be made payable by the holder of Class A Shares to the order of any person in any amount of $100 or more.

  When a check is presented to State Street Bank for payment, full and fractional Class A Shares required to cover the amount of the check are redeemed from the shareholder's account by ACCESS at the next determined net asset value. Check writing redemptions represent the sale of Class A Shares. Any gain or loss realized on the sale of Class A Shares is a taxable event. See "Redemption of Shares."

  Checks will not be honored for redemption of Class A Shares held less than 15 calendar days, unless such Class A Shares have been paid for by bank wire. Any Class A Shares for which there are outstanding certificates may not be redeemed by check. If the amount of the check is greater than the proceeds of all uncertificated shares held in the shareholder's Class A Share account, the check will be returned and the shareholder may be subject to additional charges. Holders of Class A Shares may not liquidate the entire account by means of a check. The check writing privilege may be terminated or suspended at any time by the Fund or State Street Bank. Retirement plans and accounts that are subject to backup withholding are not eligible for the privilege. A "stop payment" system is not available on these checks. See the Statement of Additional Information for further information regarding the establishment of the privilege.


  AUTOMATED CLEARING HOUSE ("ACH") DEPOSITS. Holders of Class A Shares can use ACH to have redemption proceeds deposited electronically into their bank accounts. Redemptions transferred to a bank account via the ACH plan are available to be credited to the account on the second business day following normal payment. In order to utilize this option, the shareholder's bank must be a member of Automated Clearing House. In addition, the shareholder must fill out the appropriate section of the account application. The shareholder must also include a voided check or deposit slip from the bank account into which redemptions are to be deposited together with the completed application. Once ACCESS has received the application and the voided check or deposit slip, such shareholder's designated bank account, following any redemption, will be credited with the proceeds of such redemption. Once enrolled in the ACH plan, a shareholder may terminate participation at any time by writing ACCESS.

------------------------------------------------------------------------------
REDEMPTION OF SHARES
------------------------------------------------------------------------------

  Shareholders may redeem for cash some or all of their shares without charge by the Fund (other than, with respect to CDSC Shares, the applicable contingent deferred sales charge) at any time by sending a written request in proper form directly to ACCESS, P. O. Box 418256, Kansas City, Missouri 64141-9256, by placing the redemption request through an authorized dealer or by calling the Fund.

  WRITTEN REDEMPTION REQUESTS. In the case of redemption requests sent directly to ACCESS, the redemption request should indicate the number of shares to be redeemed, the class designation of such shares, the account number and be signed exactly as the shares are registered. Signatures must conform exactly to the account registration. If the proceeds of the redemption would exceed $50,000, or if the proceeds are not to be paid to the record owner at the record address, or if the record address has changed within the previous 30 days, signature(s) must be guaranteed by one of the following: a bank or trust company; a broker-dealer; a credit union; a national securities exchange, registered securities association or clearing agency; a savings and loan association; or a federal savings bank. If certificates are held for the shares being redeemed, such certificates must be endorsed for transfer or accompanied by an endorsed stock power and sent with the redemption request. In the event the redemption is requested by a corporation, partnership, trust, fiduciary, executor or administrator, and the name and title of the individual(s) authorizing such redemption is not shown in the account registration, a copy of the corporate resolution or other legal documentation appointing the authorized signer and certified within the prior 60 days must accompany the redemption request. The redemption price is the net asset value per share next determined after the request is received by ACCESS in proper form. Payment for shares redeemed (less any sales charge, if applicable) will ordinarily be made by check mailed within three business days after acceptance by ACCESS of the request and any other necessary documents in proper order. Such payments may be postponed or the right of redemption suspended as provided by the rules of the SEC. If the shares to be redeemed have been recently purchased by check, ACCESS may delay mailing a redemption check until it confirms that the purchase check has cleared, usually a period of up to 15 days. Any gain or loss realized on the redemption of shares is a taxable event.

  DEALER REDEMPTION REQUESTS. Shareholders may sell shares through their securities dealer, who will telephone the request to the Distributor. Orders received from dealers must be at least $500 unless transmitted via the FUNDSERV network. The redemption price for such shares is the net asset value next calculated after an order is received by a dealer provided such order is transmitted to the Distributor prior to the Distributor's close of business on such day. It is the responsibility of dealers to transmit redemption requests received by them to the Distributor so they will be received prior to such time. Any change in the redemption price due to failure of the Distributor to receive a sell order prior to such time must be settled between the shareholder and dealer. Shareholders must submit a written redemption request in proper form (as described above under "Written Redemption Requests") to the dealer within three business days after calling the dealer with the sell order. Payment for shares redeemed (less any sales charge, if applicable) will ordinarily be made by check mailed within three business days to the dealer.


  TELEPHONE REDEMPTION REQUESTS. The Fund permits redemption of shares by telephone and for redemption proceeds to be sent to the address of record for the account or to the bank account of record as described below. To establish such privilege, a shareholder must complete the appropriate section of the application accompanying this Prospectus or call the Fund at (800) 421-5666 ((800) 421-2833 for the hearing impaired) to request that a copy of the Telephone Redemption Authorization form be sent to them for completion. To redeem shares, contact the telephone transaction line at (800) 421-5684. VKAC and the Fund employ procedures considered by them to be reasonable to confirm that instructions communicated by telephone are genuine. Such procedures include requiring certain personal identification information prior to acting upon telephone instructions, tape recording telephone communications, and providing written confirmation of instructions communicated by telephone. If reasonable procedures are employed, a shareholder agrees that neither VKAC nor the Fund will be liable for following instructions which it reasonably believes to be genuine. VKAC and the Fund may be liable for any losses due to unauthorized or fraudulent instructions if reasonable procedures are not followed. Telephone redemptions may not be available if the shareholder cannot reach ACCESS by telephone, whether because all telephone lines are busy or for any other reason; in such case, a shareholder would have to use the Fund's other redemption procedures previously described. Requests received by ACCESS prior to 4:00 p.m., New York time, on a regular business day will be processed at the net asset value per share determined that day. These privileges are available for all accounts other than retirement accounts. The telephone redemption privilege is not available for shares represented by certificates. If the shares to be redeemed have been recently purchased by check, ACCESS may delay mailing a redemption check or wiring redemption proceeds until it confirms that the purchase check has cleared, usually a period of up to 15 days. If an account has multiple owners, ACCESS may rely on the instructions of any one owner.

  For redemptions authorized by telephone, amounts of $50,000 or less may be redeemed daily if the proceeds are to be paid by check sent to the shareholders' address of record and amounts of at least $1,000 and up to $1 million may be redeemed daily if the proceeds are to be paid by wire sent to the shareholder's bank account of record. The proceeds must be payable to the shareholder(s) of record. Proceeds from redemptions to be paid by check will ordinarily be mailed within three business days to the shareholder's address of record. Proceeds from redemptions to be paid by wire will ordinarily be wired on the next business day to the shareholder's bank account of record. This privilege is not available if the address of record has been changed within 30 days prior to a telephone redemption request. The Fund reserves the right at any time to terminate, limit or otherwise modify this telephone redemption privilege.


  REDEMPTION UPON DISABILITY. The Fund will waive the CDSC on redemptions following the disability of holders of Class B Shares and Class C Shares. An individual will be considered disabled for this purpose if he or she meets the definition thereof in Section 72(m)(7) of the Code, which in pertinent part defines a person as disabled if such person "is unable to engage in any substantial gainful activity by reason of any medically determinable physical or mental impairment which can be expected to result in death or to be of long-continued and indefinite duration." While the Fund does not specifically adopt the balance of the Code's definition which pertains to furnishing the Secretary of Treasury with such proof as he or she may require, the Distributor will require satisfactory proof of disability before it determines to waive the CDSC on Class B Shares and Class C Shares.



  In cases of disability, the CDSCs on Class B Shares and Class C Shares will be waived where the disabled person is either an individual shareholder or owns the shares as a joint tenant with right of survivorship or is the beneficial owner of a custodial or fiduciary account, and where the redemption is made within one year of the initial determination of disability. This waiver of the CDSC on Class B Shares and Class C Shares applies to a total or partial redemption, but only to redemptions of shares held at the time of the initial determination of disability.

  GENERAL REDEMPTION INFORMATION. The Fund may redeem any shareholder account with a net asset value on the date of the notice of redemption less than the minimum investment as specified by the Trustees. At least 60 days advance written notice of any such involuntary redemption is required and the shareholder is given an opportunity to purchase the required value of additional shares at the next determined net asset value without sales charge. Any applicable CDSC will be deducted from the proceeds of this redemption. Any involuntary redemption may only occur if the shareholder account is less than the minimum investment due to shareholder redemptions.



  REINSTATEMENT PRIVILEGE. Holders of Class A Shares or Class B Shares who have redeemed shares of the Fund may reinstate any portion or all of the net proceeds of such redemption in Class A Shares of the Fund. Holders of Class C Shares who have redeemed shares of the Fund may reinstate any portion or all of the net proceeds of such redemption in Class C Shares of the Fund with credit given for any CDSC paid upon such redemption. Such reinstatement is made at the net asset value (without sales charge except as described under "Shareholder
Services -- Exchange Privilege") next determined after the order is received, which must be within 180 days after the date of the redemption. See "Purchase of Shares -- Waiver of Contingent Deferred Sales Charge." Reinstatement at net asset value is also offered to participants in those eligible retirement plans held or administered by Van Kampen American Capital Trust Company for repayment of principal (and interest) on their borrowings on such plans.


------------------------------------------------------------------------------

DISTRIBUTION AND SERVICE PLANS

------------------------------------------------------------------------------

  The Fund has adopted a distribution plan (the "Distribution Plan") with respect to each class of its shares pursuant to Rule 12b-1 under the 1940 Act. The Fund also has adopted a service plan (the "Service Plan") with respect to each class of its shares. The Distribution Plan and the Service Plan provide that the Fund may spend a portion of the Fund's average daily net assets attributable to each class of shares in connection with distribution of the respective class of shares and in connection with the provision of ongoing services to shareholders of each class. The Distribution Plan and the Service Plan are being implemented through an agreement with the Distributor and sub-agreements between the Distributor and brokers, dealers or financial intermediaries (collectively, "Selling Agreements") that may provide for their customers or clients certain services or assistance.

  CLASS A SHARES. The Fund may spend an aggregate amount up to 0.25% per year of the average daily net assets attributable to the Class A Shares of the Fund pursuant to the Distribution Plan and Service Plan. From such amount, the Fund may spend up to 0.25% per year of the Fund's average daily net assets attributable to the Class A Shares pursuant to the Service Plan in connection with the ongoing provision of services to holders of such shares by the Distributor and by brokers, dealers or financial intermediaries and in connection with the maintenance of such shareholders' accounts. The Fund pays the Distributor the lesser of the balance of the 0.25% not paid to such brokers, dealers or financial intermediaries or the amount of the Distributor's actual distribution-related expense.


  CLASS B SHARES. The Fund may spend up to 0.75% per year of the average daily net assets attributable to the Class B Shares of the Fund pursuant to the Distribution Plan. In addition, the Fund may spend up to 0.25% per year of the Fund's average daily net assets attributable to the Class B Shares pursuant to the Service Plan in connection with the ongoing provision of services to holders of such shares by the Distributor and by brokers, dealers or financial intermediaries and in connection with the maintenance of such shareholders' accounts.


  CLASS C SHARES. The Fund may spend up to 0.75% per year of the average daily net assets attributable to the Class C Shares of the Fund pursuant to the Distribution Plan. From such amount, the Fund, or the Distributor as agent for the Fund, pays brokers, dealers or financial intermediaries in connection with the distribution of the Class C Shares up to 0.75% of the Fund's average daily net assets attributable to Class C Shares maintained in the Fund more than one year by such broker's, dealer's or financial intermediary's customers. The Fund pays the Distributor the lesser of the balance of 0.75% not paid to such brokers, dealers or financial intermediaries or the amount of the Distributor's actual distribution-related expense attributable to the Class C Shares. In addition, the Fund may spend up to 0.25% per year of the Fund's average daily net assets attributable to the Class C Shares pursuant to the Service Plan in connection with the ongoing provision of services to holders of such shares by the Distributor and by brokers, dealers or financial intermediaries and in connection with the maintenance of such shareholders' accounts.


  OTHER INFORMATION. Amounts payable to the Distributor with respect to the Class A Shares under the Distribution Plan in a given year may not fully reimburse the Distributor for its actual distribution-related expenses during such year. In such event, with respect to the Class A Shares, there is no carryover of such reimbursement obligations to succeeding years.


  The Distributor's actual expenses with respect to a class of CDSC Shares (for purposes of this section, excluding any Class A Shares that may be subject to a
CDSC) for any given year may exceed the amounts payable to the Distributor with respect to such class of CDSC Shares under the Distribution Plan, the Service Plan and payments received pursuant to the CDSC. In such event, with respect to any such class of CDSC Shares, any unreimbursed expenses will be carried forward and paid by the Fund (up to the amount of the actual expenses incurred) in future years so long as such Distribution Plan is in effect. Except as mandated by applicable law, the Fund does not impose any limit with respect to the number of years into the future that such unreimbursed expenses may be carried forward (on a Fund level basis). Because such expenses are accounted on a Fund level basis, in periods of extreme net asset value fluctuation such amounts with respect to a particular CDSC Share may be greater or less than the amount of the initial commission (including carrying cost) paid by the Distributor with respect to such CDSC Share. In such circumstances, a shareholder of such CDSC Share may be deemed to incur expenses attributable to other shareholders of such class. As of December 31, 1996, there were $809,471 and $3,825 of unreimbursed distribution-related expenses with respect to Class B Shares and Class C Shares, respectively, representing 4.29% and 0.45% of the Fund's net assets attributable to Class B Shares and Class C Shares, respectively. If the Distribution Plan was terminated or not continued, the Fund would not be contractually obligated to pay the Distributor for any expenses not previously reimbursed by the Fund or recovered through CDSCs.



  Because the Fund is a series of the Trust, amounts paid to the Distributor as reimbursement for expenses of one series of the Trust may indirectly benefit the other funds which are series of the Trust. The Distributor will endeavor to allocate such expenses among such funds in an equitable manner. The Distributor will not use the proceeds from the CDSC applicable to a particular class of shares to defray distribution-related expenses attributable to any other class of shares. Various federal and state laws prohibit national banks and some state-chartered commercial banks from underwriting or dealing in the Fund's shares. In addition, state securities laws on this issue may differ from the interpretations of federal law, and banks and financial institutions may be required to register as dealers pursuant to state law. In the unlikely event that a court were to find that these laws prevent such banks from providing such services described above, the Fund would seek alternate providers and expects that shareholders would not experience any disadvantage.


------------------------------------------------------------------------------
DISTRIBUTIONS FROM THE FUND
------------------------------------------------------------------------------

  The Fund's present policy, which may be changed at any time by the Board of Trustees, is to declare daily and pay monthly distributions of all or substantially all net investment income of the Fund. Net investment income consists of all interest income and dividends, other ordinary income earned by the Fund, less all expenses of the Fund attributable to the class of shares in question. Net short-term capital gains, if any, may be distributed throughout the year. Expenses of the Fund are accrued each day. Net realized long-term capital gains, if any, are expected to be distributed, to the extent permitted by applicable law, to shareholders at least annually. Distributions cannot be assured, and the amount of each monthly distribution may vary.

  Distributions with respect to each class of shares will be calculated in the same manner on the same day and will be in the same amount, except that the different distribution and service fees and any incremental administrative expenses relating to each class of shares will be borne exclusively by the respective class and may cause the distributions relating to the different classes of shares to differ. Generally, distributions with respect to a class of shares subject to a higher distribution fee will be lower than distributions with respect to a class of shares subject to a lower distribution fee.

  Investors will be entitled to begin receiving dividends on their shares on the business day after ACCESS receives payments for such shares. However, shares become entitled to dividends on the day ACCESS receives payment for the shares either through a fed wire or NSCC settlement. Shares remain entitled to dividends through the day such shares are processed for payment on redemption.


  Distribution checks may be sent to parties other than the shareholder in whose name the account is registered. Persons wishing to utilize this service should complete the appropriate section of the account application accompanying this Prospectus or available from Van Kampen American Capital Funds, c/o ACCESS, P.O. Box 418256, Kansas City, MO 64141-9256. After ACCESS receives this completed form, distribution checks will be sent to the bank or other person so designated by such shareholder.


  PURCHASE OF ADDITIONAL SHARES WITH DISTRIBUTIONS. The Fund will automatically credit monthly distributions and any annual net long-term capital gain distributions to a shareholder's account in additional shares of the Fund valued at net asset value, without a sales charge. Unless a shareholder elects otherwise, the reinvestment plan is automatic. This instruction may be made by telephone by calling (800) 421-5666 ((800) 421-2833 for the hearing impaired) or in writing to ACCESS. See "Shareholder Services -- Reinvestment Plan."


------------------------------------------------------------------------------
TAX STATUS
------------------------------------------------------------------------------

FLORIDA TAXATION


  The following Florida tax discussion is based on the advice of Squire, Sanders & Dempsey L.L.P., special counsel to the Fund for Florida tax matters.


  Under existing Florida law, shares of the Fund will not be subject to the Florida intangible personal property tax for any year if, on the last business day of the previous calendar year, the Fund's portfolio consisted solely of (1) notes, bonds and other obligations issued by the State of Florida or its municipalities, counties, and other taxing districts, or by the United States Government and its agencies, or by the governments of Puerto Rico, Guam or the U.S. Virgin Islands, or (2) other intangible personal property exempt from the Florida intangible personal property tax. (FOR THIS PURPOSE, OBLIGATIONS ISSUED BY A NONPROFIT CORPORATION FORMED UNDER THE GENERAL NONPROFIT CORPORATION LAW OF A STATE ARE NOT EXEMPT FROM THE FLORIDA INTANGIBLE PERSONAL PROPERTY TAX EVEN IF THEY ARE CONSIDERED FOR FEDERAL INCOME TAX PURPOSES TO BE OBLIGATIONS ISSUED "ON BEHALF OF" A GOVERNMENTAL UNIT THE INTEREST ON WHICH IS EXEMPT FROM FEDERAL INCOME TAX.) Shares of the Fund will generally be subject to the Florida intangible personal property tax for any year if, on the last business day of the previous calendar year, the Fund's portfolio consists of any asset that is not exempt from the Florida intangible property tax.

  The State of Florida and its political subdivisions do not impose income taxes on individuals, and therefore individual shareholders of the Fund will not be subject to a Florida income tax on distributions from the Fund or on gain from the sale or other disposition of shares of the Fund.

  Corporations (and certain other entities treated as corporations under the Florida Income Tax Code) that are subject to the Florida income tax will be taxable on distributions from the Fund and on gain from the sale or other disposition of shares of the Fund to the extent such income or gain is allocated or apportioned to Florida. Accordingly, investment in shares of the Fund may not be appropriate for such corporations.

  The transfer of shares of the Fund will not be subject to the Florida documentary stamp tax. Shares of the Fund will be included in assets subject to Florida estate tax.


  Under current Florida tax law, the Florida intangible personal property tax rate is $2.00 per $1,000 of taxable intangible property. Shareholders subject to taxation in a state other than Florida may realize a lower after-tax rate of return than Florida shareholders if the dividends distributed by the Fund are not exempt from taxation in such other state.


FEDERAL TAXATION


  The following federal income tax discussion is based on the advice of Skadden, Arps, Slate, Meagher & Flom (Illinois).



  FEDERAL INCOME TAXATION. The Fund has qualified and intends to continue to qualify each year and to elect to be treated as a regulated investment company under Subchapter M of the Code. To qualify as a regulated investment company, the Fund must comply with certain requirements of the Code relating to, among other things, the source of its income and diversification of its assets.



  If the Fund so qualifies and distributes each year to its shareholders at least 90% of its net investment income (including tax-exempt interest, taxable income and net short-term capital gain, but not net capital gains, which are the excess of net long-term capital gains over net short-term capital losses), it will not be required to pay federal income taxes on any income distributed to shareholders. The Fund intends to distribute at least the minimum amount of net investment income necessary to satisfy the 90% distribution requirement. The Fund will not be subject to federal income tax on any net capital gains distributed to shareholders.



  In order to avoid a 4% excise tax, the Fund will be required to distribute, by December 31 of each year, at least 98% of its ordinary income (not including tax-exempt income) for such year and at least 98% of its capital gain net income (the latter of which generally is computed on the basis of the one-year period ending on October 31 of such year), plus any amounts that were not distributed in previous taxable years. For purposes of the excise tax, any ordinary income or capital gain net income retained by, and subject to federal income tax in the hands of, the Fund will be treated as having been distributed.



  If the Fund failed to qualify as a regulated investment company or failed to satisfy the 90% distribution requirement in any taxable year, the Fund would be taxed as an ordinary corporation on its taxable income (even if such income were distributed to its shareholders) and all distributions out of earnings and profits would be taxed to shareholders as ordinary income. To qualify again as a regulated investment company in a subsequent year, the Fund may be required to pay an interest charge on 50% of its earnings and profits attributable to non-regulated investment company years and would be required to distribute such earnings and profits to shareholders (less any interest charge). In addition, if the Fund failed to qualify as a regulated investment company for its first taxable year or, if immediately after qualifying as a regulated investment company for any taxable year, it failed to qualify for a period greater than one taxable year, the Fund would be required to recognize any net built-in gains (the excess of aggregate gains, including items of income, over aggregate losses that would have been realized if it had been liquidated) in order to qualify as a regulated investment company in a subsequent year.



  Some of the Fund's investment practices are subject to special provisions of the Code that, among other things, may defer the use of certain losses of the Fund and affect the holding period of the securities held by the Fund and the character of the gains or losses realized by the Fund. These provisions may also require the Fund to mark-to-market some of the positions in its portfolio (i.e., treat them as if they were sold for fair market value at the end of the tax-year), which may cause the Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the 90% distribution requirement and the distribution requirements for avoiding income and excise taxes. The Fund will monitor its transactions and may make certain tax elections in order to mitigate the effect of these rules and prevent disqualification of the Fund as a regulated investment company.



  The Fund's ability to dispose of portfolio securities may be limited by the requirement for qualification as a regulated investment company that less than 30% of the Fund's annual gross income be derived from the disposition of securities held for less than three months.



  Investments of the Fund in securities issued at a discount or providing for deferred interest or payment of interest in kind are subject to special tax rules that will affect the amount, timing and character of distributions to shareholders. For example, with respect to securities issued at a discount, the Fund will be required to accrue as income each year a portion of the discount and to distribute such income each year in order to maintain its qualification as a regulated investment company and to avoid income and excise taxes. In order to generate sufficient cash to make distributions necessary to satisfy the 90% distribution requirement and to avoid income and excise taxes, the Fund may have to dispose of securities that it would otherwise have continued to hold. A portion of the discount relating to certain stripped tax-exempt obligations may constitute taxable income when distributed to shareholders.



  DISTRIBUTIONS. The Fund intends to invest in sufficient tax-exempt municipal securities to permit payment of "exempt-interest dividends" (as defined in the Code). Dividends paid by the Fund from the net tax-exempt interest earned from municipal securities qualify as exempt-interest dividends if, at the close of each quarter of its taxable year, at least 50% of the value of the total assets of the Fund consists of municipal securities.



  The Tax Reform Act of 1986 (the "Tax Reform Act") may have an adverse impact upon the Fund and its shareholders. The Tax Reform Act imposed new limitations on the use and investment of the proceeds of state and local government bonds and other funds, which limitations must be satisfied in order to maintain the exclusion from gross income for interest on such bonds. The provisions of the Tax Reform Act generally apply to bonds issued after August 15, 1986. In light of these requirements, bond counsel qualify their opinions as to the federal tax status of bonds issued after August 15, 1986 by making them contingent on the issuer's future compliance with these limitations. Any failure on the part of an issuer to comply could cause the interest on its bonds to become taxable to investors retroactive to the date the bonds were issued.



  Except as provided below, exempt-interest dividends paid to shareholders generally are not includable in the shareholders' gross income for federal income tax purposes. The percentage of the total dividends paid by the Fund during any taxable year that qualify as exempt-interest dividends will be the same for all shareholders of the Fund receiving dividends during such year.



  The Tax Reform Act also makes interest on certain "private-activity bonds" an item of tax preference subject to the alternative minimum tax on individuals and corporations. The Fund invests a portion of its assets in municipal securities subject to this provision so that a portion of its exempt-interest dividends is an item of tax preference to the extent such dividends represent interest received from these private-activity bonds. Accordingly, investment in the Fund could cause shareholders to be subject to (or result in an increased liability under) the alternative minimum tax. The Tax Reform Act also imposed per capita volume limitations on certain private-activity bonds which could limit the amount of such bonds available for investment by the Fund.



  Exempt-interest dividends are included in determining what portion, if any, of a person's social security and railroad retirement benefits will be includable in gross income subject to federal income tax.



  Although exempt-interest dividends generally may be treated by Fund shareholders as items of interest excluded from their gross income, each shareholder is advised to consult his tax adviser with respect to whether exempt-interest dividends retain this exclusion if the purchaser would be treated as a "substantial user" (or a "related person" of a substantial user) of the facilities financed with respect to any of the tax-exempt obligations held by the Fund, or by the Trust if it is required to qualify as a regulated investment company as described below. "Substantial user" is defined under U.S. Treasury Regulations to include a non-exempt person who regularly uses in his trade or business a part of any facilities financed with the tax-exempt obligations and whose gross revenues derived from such facilities exceed five percent of the total revenues derived from the facilities by all users, or who occupies more than 5% of the useable area of the facilities or for whom the facilities or a part thereof were specifically constructed, reconstructed or acquired. Examples of "related persons" include certain related natural persons, affiliated corporations, a partnership and its partners and an S corporation and its shareholders.



  The Omnibus Budget Reconciliation Act of 1993 included certain provisions that requires gains on dispositions of tax-exempt securities purchased at a market discount be treated as ordinary income to the extent of the accrued market discount, if the securities are acquired after April 30, 1993. Such securities were exempt from the market discount rules under prior law. Interest on indebtedness incurred or continued by a shareholder to purchase or carry shares of the Fund is not deductible for federal income tax purposes if the Fund distributes exempt-interest dividends during the shareholder's taxable year. If a shareholder receives an exempt-interest dividend with respect to any shares and such shares are held for six months or less, any short-term capital loss on the sale or exchange of the shares will be disallowed to the extent of the amount of such exempt-interest dividend.



  While the Fund expects that a major portion of its net investment income will constitute tax-exempt interest, a significant portion may consist of investment company taxable income. Distributions of the Fund's net investment company taxable income are taxable to shareholders as ordinary income to the extent of the Fund's earnings and profits, whether paid in cash or reinvested in additional shares. Distributions of the Fund's net capital gains ("capital gains dividends"), if any, are taxable to shareholders as long-term capital gains regardless of the length of time shares of the Fund have been held by such shareholders. Interest on indebtedness which is incurred to purchase or carry shares of a mutual fund which distributes exempt-interest dividends during the year is not deductible for federal income tax purposes. Distributions in excess of the Fund's earnings and profits will first reduce the adjusted tax basis of a holder's shares and, after such adjusted tax basis is reduced to zero, will constitute capital gains to such holder (assuming such shares are held as a capital asset). Tax-exempt shareholders not subject to federal income tax on their income generally will not be taxed on distributions from the Fund.



  Shareholders receiving distributions in the form of additional shares issued by the Fund will be treated for federal income tax purposes as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the distribution date. The basis of such shares will equal the fair market value on the distribution date.

  The Fund will inform shareholders of the source and tax status of all distributions promptly after the close of each calendar year. The aggregate amount of dividends so designated cannot exceed, however, the amount of interest exempt from tax under Section 103 of the Code received by the Fund during the year over any amounts disallowed as deductions under Sections 265 and 171(a)(2) of the Code. Since the percentage of dividends which are "exempt-interest" dividends is determined on an average annual method for the fiscal year, the percentage of income designated as tax-exempt for any particular dividend may be substantially different from the percentage of the Fund's income that was tax exempt during the period covered by the dividend, Fund distributions generally will not qualify for the dividends received deduction for corporations.



  Although dividends generally will be treated as distributed when paid, dividends declared in October, November or December, payable to shareholders of record on a specified date in such month and paid during January of the following year will be treated as having been distributed by the Fund and received by the shareholders on the December 31 prior to the date of payment. In addition, certain other distributions made after the close of a taxable year of the Fund may be "spilled back" and treated as paid by the Fund (except for purposes of the 4% excise tax) during such taxable year. In such case, shareholders will be treated as having received such dividends in the taxable year in which the distribution was actually made.



  The Fund is required, in certain circumstances, to withhold 31% of dividends and certain other payments, including redemptions, paid to shareholders who do not furnish to the Fund their correct taxpayer identification number (in the case of individuals, their social security number) and certain required certifications or who are otherwise subject to backup withholding.



  SALE OF SHARES. The sale of shares (including transfers in connection with a redemption or repurchase of shares) will be a taxable transaction for federal income tax purposes. Selling shareholders will generally recognize gain or loss in an amount equal to the difference between their adjusted tax basis in the shares and the amount received. If such shares are held as a capital asset, the gain or loss will be a capital gain or loss and will be long-term if such shares have been held for more than one year. Any loss realized upon a taxable disposition of shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gains dividends received with respect to such shares. For purposes of determining whether shares have been held for six months or less, the holding period is suspended for any periods during which the shareholder's risk of loss is diminished as a result of holding one or more other positions in substantially similar or related property or through certain options or short sales.



  GENERAL. The federal, state and local income tax discussion set forth above is for general information only. Prospective investors should consult their advisors regarding the specific federal tax consequences of holding and disposing of shares, as well as the effects of state, local and foreign tax law and any proposed tax law changes.

------------------------------------------------------------------------------
FUND PERFORMANCE
------------------------------------------------------------------------------


  From time to time advertisements and other sales materials for the Fund may include information concerning the historical performance of the Fund. Any such information will include the average total return of the Fund calculated on a compounded basis for specified periods of time. Such advertisements and sales material may also include a yield quotation as of a current period. In each case, such total return and yield information, if any, will be calculated pursuant to rules established by the SEC and will be computed separately for each class of the Fund's shares. In lieu of or in addition to total return and yield calculations, such information may include performance rankings and similar information from independent organizations such as Lipper Analytical Services, Inc. or nationally recognized financial publications.



  From time to time, the Fund may include in its sales literature and shareholder reports a quotation of the current "distribution rate" for each class of shares of the Fund. Distribution rate is a measure of the level of income and short-term capital gain dividends, if any, distributed for a specified period. Distribution rate is determined by annualizing the distributions per share for a stated period and dividing the result by the public offering price for the same period. It differs from yield, which is a measure of the income actually earned by the Fund's investments, and from total return, which is a measure of the income actually earned by, plus the effect of any realized and unrealized appreciation or depreciation of such investments during a stated period. Distribution rate is, therefore, not intended to be a complete measure of the Fund's performance. Distribution rate may sometimes be greater than yield since, for instance, it may not include the effect of amortization of bond premiums, and may include non-recurring short-term capital gains and premiums from futures transactions engaged in by the Fund. Distribution rates will be computed separately for each class of the Fund's shares.


  From time to time, the Fund may compare its performance to certain securities and unmanaged indices which may have different risk/reward characteristics than the Fund. Such characteristics may include, but are not limited to, tax features, guarantees, insurance and the fluctuation of principal or return. In addition, from time to time, the Fund may utilize sales literature that includes hypotheticals.


  Further information about the Fund's performance is contained in the Fund's Annual Report and the Fund's Statement of Additional Information, each of which can be obtained without charge by calling (800) 421-5666 ((800) 421-2833 for the hearing impaired).


------------------------------------------------------------------------------
DESCRIPTION OF SHARES OF THE FUND
------------------------------------------------------------------------------

  The Fund is a series of the Van Kampen American Capital Tax Free Trust, a Delaware business trust organized as of May 10, 1995 (the "Trust"). The Fund was originally organized in 1994 under the name Van Kampen Merritt Florida Insured Tax Free Fund as a sub-trust of the Van Kampen Merritt Tax Free Fund, a Massachusetts business trust. The Fund was reorganized as a series of the Trust as of July 31, 1995. Shares of the Trust entitle their holders to one vote per share; however, separate votes are taken by each series on matters affecting an individual series.


  The authorized capitalization of the Fund consists of an unlimited number of shares of beneficial interest, $0.01 par value, divided into three classes, designated Class A Shares, Class B Shares and Class C Shares. Each class of shares represents an interest in the same assets of the Fund and are identical in all respects except that each class bears certain distribution expenses and has exclusive voting rights with respect to its distribution fee. See "Distribution and Service Plans."



  The Fund is permitted to issue an unlimited number of classes of shares. Each class of shares is equal as to earnings, assets and voting privileges, except as noted above, and each class bears the expenses related to the distribution of its shares. There are no conversion, preemptive or other subscription rights, except with respect to the conversion of Class B Shares and certain Class C Shares into Class A Shares as described above. In the event of liquidation, each of the shares of the Fund is entitled to its portion of all of the Fund's net assets after all debt and expenses of the Fund have been paid. Since Class B Shares and Class C Shares pay higher distribution expenses, the liquidation proceeds to holders of Class B Shares and Class C Shares are likely to be lower than to other shareholders.


  The Trust does not contemplate holding regular meetings of shareholders to elect Trustees or otherwise. However, the holders of 10% or more of the outstanding shares may by written request require a meeting to consider the removal of Trustees by a vote of two-thirds of the shares then outstanding cast in person or by proxy at such meeting. The Trust will assist such holders in communicating with other shareholders of the Fund to the extent required by the 1940 Act. More detailed information concerning the Trust is set forth in the Statement of Additional Information.

------------------------------------------------------------------------------
ADDITIONAL INFORMATION
------------------------------------------------------------------------------

  This Prospectus and the Statement of Additional Information do not contain all the information set forth in the Registration Statement filed by the Fund with the SEC under the Securities Act of 1933, as amended. Copies of the Registration Statement may be obtained at a reasonable charge from the SEC or may be examined, without charge, at the office of the SEC in Washington, D.C.

  The fiscal year end of the Fund is December 31. The Fund sends to its shareholders, at least semi-annually, reports showing the Fund's portfolio and other information. An annual report, containing financial statements audited by the Fund's independent auditors, is sent to shareholders each year. After the end of each year, shareholders will receive federal income tax information regarding dividends and capital gains distributions.

  Shareholder inquiries should be directed to Van Kampen American Capital Florida Insured Tax Free Income Fund, One Parkview Plaza, Oakbrook Terrace, Illinois 60181, Attn: Correspondence.


  For Automated Telephone Service which provides 24-hour direct dial access to Fund facts and Shareholder account information, dial (800) 847-2424. For inquiries through Telecommunications Device for the Deaf (TDD) dial (800) 421-2833.

EXISTING SHAREHOLDERS--
FOR INFORMATION ON YOUR
EXISTING ACCOUNT PLEASE CALL
THE FUND'S TOLL-FREE

NUMBER--(800) 341-2911.


PROSPECTIVE INVESTORS--CALL
YOUR BROKER OR (800) 421-5666.

DEALERS--FOR DEALER
INFORMATION, SELLING
AGREEMENTS, WIRE ORDERS,
OR REDEMPTIONS CALL THE
DISTRIBUTOR'S TOLL-FREE
NUMBER--(800) 421-5666.

FOR SHAREHOLDER AND
DEALER INQUIRIES THROUGH
TELECOMMUNICATIONS
DEVICE FOR THE DEAF (TDD)

DIAL (800) 421-2833.


FOR AUTOMATED TELEPHONE

SERVICES DIAL (800) 847-2424.

VAN KAMPEN AMERICAN CAPITAL
FLORIDA INSURED TAX FREE
INCOME FUND
One Parkview Plaza
Oakbrook Terrace, IL 60181

Investment Adviser

VAN KAMPEN AMERICAN CAPITAL
INVESTMENT ADVISORY CORP.
One Parkview Plaza
Oakbrook Terrace, IL 60181

Distributor

VAN KAMPEN AMERICAN CAPITAL
DISTRIBUTORS, INC.
One Parkview Plaza
Oakbrook Terrace, IL 60181

Transfer Agent

ACCESS INVESTOR SERVICES, INC.
P.O. Box 418256
Kansas City, MO 64141-9256
Attn: Van Kampen American Capital
      Florida Insured Tax Free Income Fund

Custodian

STATE STREET BANK AND
TRUST COMPANY

225 West Franklin Street, P.O. Box 1713

Boston, MA 02105-1713
Attn: Van Kampen American Capital
      Florida Insured Tax Free Income Fund

Legal Counsel

SKADDEN, ARPS, SLATE,

MEAGHER & FLOM (ILLINOIS)

333 West Wacker Drive
Chicago, IL 60606


Independent Accountants


KPMG PEAT MARWICK LLP
Peat Marwick Plaza
303 East Wacker Drive
Chicago, IL 60601

 ------------------------------------------------------------------------------

                                FLORIDA INSURED
                                    TAX FREE
                                  INCOME FUND

 ------------------------------------------------------------------------------

                              P R O S P E C T U S

                                 APRIL 30, 1997

         ------  A WEALTH OF KNOWLEDGE - A KNOWLEDGE OF WEALTH ------
                          VAN KAMPEN AMERICAN CAPITAL
    ------------------------------------------------------------------------

------------------------------------------------------------------------------
                          VAN KAMPEN AMERICAN CAPITAL
                        NEW JERSEY TAX FREE INCOME FUND
------------------------------------------------------------------------------

    Van Kampen American Capital New Jersey Tax Free Income Fund (the "Fund") is a non-diversified mutual fund, organized as a separate series of Van Kampen American Capital Tax Free Trust. The Fund's investment objective is to provide investors a high level of current income exempt from federal income tax and New Jersey gross income tax, consistent with preservation of capital. The Fund is designed for investors who are residents of New Jersey for tax purposes. Under normal market conditions, the Fund seeks to achieve its investment objective by investing at least 80% of its assets in a portfolio of New Jersey municipal securities rated investment grade at the time of investment. Investment grade securities are securities rated BBB or higher by Standard & Poor's Ratings Group ("S&P"), Baa or higher by Moody's Investors Service, Inc. ("Moody's") or an equivalent rating by another nationally recognized statistical rating organization ("NRSRO"). Up to 20% of the Fund's total assets may consist of New Jersey municipal securities rated below investment grade (but not rated lower than B- by S&P, B3 by Moody's or an equivalent rating by another NRSRO) and unrated New Jersey municipal securities believed by the Fund's investment adviser to be of comparable quality, which involve special risk considerations. See "Municipal Securities." There is no assurance that the Fund will achieve its investment objective.
                                                       (Continued on next page.)
                               ------------------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE REGULATORS NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE REGULATORS PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
                               ------------------
    SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, GUARANTEED OR ENDORSED BY, ANY BANK OR DEPOSITORY INSTITUTION; FURTHER, SUCH SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.


    A Statement of Additional Information, dated April 30, 1997, containing additional information about the Fund has been filed with the Securities and Exchange Commission and is hereby incorporated by reference in its entirety into this Prospectus. A copy of the Fund's Statement of Additional Information may be obtained without charge by calling (800) 421-5666 or for Telecommunications Device for the Deaf at (800) 421-2833. The Statement of Additional Information has been filed with the Securities and Exchange Commission ("SEC") and is available along with other related Fund materials at the SEC's internet web site (http://www.sec.gov).

                               ------------------
                         VAN KAMPEN AMERICAN CAPITAL (SM)

                               ------------------

                    THIS PROSPECTUS IS DATED APRIL 30, 1997.

(Continued from previous page.)

  The Fund's investment adviser is Van Kampen American Capital Investment Advisory Corp. This Prospectus sets forth the information about the Fund that a prospective investor should know before investing in the Fund. Please read it carefully and retain it for future reference. The address of the Fund is One Parkview Plaza, Oakbrook Terrace, Illinois 60181, and its telephone number is
(800) 421-5666.

------------------------------------------------------------------------------

                            PROPOSED REORGANIZATION

------------------------------------------------------------------------------


  On July 25, 1996, the Trustees of the Fund approved an Agreement and Plan of reorganization between the Fund and Van Kampen American Capital Municipal Income Fund (the "Municipal Fund"), also a series of the Tax Free Trust and advised by Van Kampen American Capital Investment Advisory Corp., providing for the transfer of assets and liabilities of the Fund to the Municipal Fund in exchange for shares of beneficial interest of the Municipal Fund at its net asset value per share (the "Reorganization").



  The Reorganization is subject to approval by the holders of a majority of the outstanding shares of the Fund. Further details of the proposed Reorganization will be contained in the proxy statement/prospectus expected to be mailed to shareholders in 1997.



  The Municipal Fund's net assets as of December 31, 1996 were approximately $1.02 billion. Its objective is to provide investors with a high level of current income exempt from federal income tax, consistent with preservation of capital. The investment objective of the Fund is to provide investors a high level of current income exempt from federal income tax and New Jersey gross income tax, consistent with preservation of capital. The primary difference between the two investment objectives is that the Fund seeks income exempt from New Jersey state income tax, but the Municipal Fund does not. The Trustees, however, believe that the benefits to the Fund shareholders from the Reorganization, including the potentially lower operating costs and potentially higher yield from the Municipal Fund relative to the Fund, more than offset the loss of the exemption from New Jersey state income tax.



  The Fund will continue its normal operations prior to the Reorganization.

------------------------------------------------------------------------------
                               TABLE OF CONTENTS
------------------------------------------------------------------------------


                                                                PAGE
                                                                ----
Prospectus Summary..........................................      4
Shareholder Transaction Expenses............................      6
Annual Fund Operating Expenses and Example..................      7
Financial Highlights........................................      9
The Fund....................................................     10
Investment Objective and Policies...........................     10
Municipal Securities........................................     12
Investment Practices........................................     16
Special Considerations Regarding the Fund...................     19
Investment Advisory Services................................     21
Alternative Sales Arrangements..............................     23
Purchase of Shares..........................................     25
Shareholder Services........................................     35
Redemption of Shares........................................     39
Distribution and Service Plans..............................     42
Distributions from the Fund.................................     44
Tax Status..................................................     45
Fund Performance............................................     52
Description of Shares of the Fund...........................     53
Additional Information......................................     53


  NO DEALER, SALESMAN OR ANY OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS, OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, IN CONNECTION WITH THE OFFER CONTAINED IN THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND, THE ADVISER, OR THE DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER BY THE FUND OR BY THE DISTRIBUTOR TO SELL OR A SOLICITATION OF AN OFFER TO BUY ANY OF THE SECURITIES OFFERED HEREBY IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS UNLAWFUL FOR THE FUND TO MAKE SUCH AN OFFER IN SUCH JURISDICTION.

------------------------------------------------------------------------------
                               PROSPECTUS SUMMARY
------------------------------------------------------------------------------

THE FUND. Van Kampen American Capital New Jersey Tax Free Income Fund (the "Fund") is a non-diversified mutual fund, organized as a separate series of Van Kampen American Capital Tax Free Trust. See "The Fund."

INVESTMENT OBJECTIVE. The Fund's investment objective is to provide investors a high level of current income exempt from federal income tax and New Jersey gross income tax, consistent with preservation of capital. The Fund is designed for investors who are residents of New Jersey for tax purposes.

INVESTMENT POLICIES. Under normal market conditions, the Fund seeks to achieve its investment objective by investing at least 80% of its assets in a portfolio of New Jersey municipal securities rated investment grade at the time of investment. Investment grade securities are securities rated BBB or higher by Standard & Poor's Ratings Group ("S&P"), Baa or higher by Moody's Investors Service, Inc. ("Moody's") or an equivalent rating by another nationally recognized statistical rating organization ("NRSRO"). Up to 20% of the Fund's total assets may consist of New Jersey municipal securities rated below investment grade (but not rated lower than B- by S&P, B3 by Moody's or an equivalent rating by another NRSRO) and unrated New Jersey municipal securities that the Fund's investment adviser believes are of comparable quality, which involve special risk considerations. Up to 20% of the Fund's assets may be invested in municipal securities that are subject to federal alternative minimum tax. See "Investment Objective and Policies," "Municipal Securities" and "Special Considerations Regarding the Fund."

INVESTMENT RESULTS. The investment results of the Fund are shown in the table of "Financial Highlights."

PURCHASE OF SHARES. Shares of the Fund are offered through Van Kampen American Capital Distributors, Inc. (the "Distributor"), as principal underwriter, and through selected brokers and dealers. The offering price is the net asset value per share next determined followed receipt of an order plus a sales charge which, at the option of the investor, may be imposed at the time of purchase or on a contingent deferred basis. Investors may elect to purchase Class A Shares, Class B Shares or Class C Shares, each with different sales charges and expenses. The minimum initial investment is $500 for each class of shares and the minimum subsequent investment is $25 for each class of shares (or less as described under "Purchase of Shares"). The different classes of shares permit an investor to choose the method of purchasing shares that is more beneficial to the investor, taking into account the amount of the purchase, the length of time the investor expects to hold the shares and other circumstances. See "Purchase of Shares."


INVESTMENT ADVISER. Van Kampen American Capital Investment Advisory Corp. (the "Adviser") is the Fund's investment adviser.

SPECIAL RISK FACTORS. Up to 20% of the Fund's assets may consist of New Jersey municipal securities rated below investment grade (but not rated lower than B-by S&P, B3 by Moody's or an equivalent rating by another NRSRO) and in unrated New Jersey municipal securities considered by the Adviser to be of comparable quality. In addition, the Fund may invest up to 20% of its assets in certain derivative securities such as inverse floaters. Investment in such lower grade municipal securities and derivative securities involves significant risks. Furthermore, under normal market conditions, the Fund will invest substantially all of its assets in New Jersey municipal securities, and therefore it will be more susceptible to factors adversely affecting issuers of New Jersey municipal securities than a municipal securities fund that does not invest in New Jersey municipal securities to this degree. There can be no assurance that the Fund will achieve its objective. See "Special Considerations Regarding the Fund."


  The foregoing is qualified in its entirety by reference to the more detailed information appearing elsewhere in this Prospectus.

------------------------------------------------------------------------------
SHAREHOLDER TRANSACTION EXPENSES
------------------------------------------------------------------------------

                                 CLASS A        CLASS B         CLASS C
                                 SHARES          SHARES          SHARES
                                 -------        -------         -------
Maximum sales charge imposed on
  purchases (as a percentage of
  the offering price)..........   4.75%(1)      None            None
Maximum sales charge imposed on
  reinvested dividends (as a
  percentage of the
  offering price)..............    None         None(3)         None(3)
Deferred sales charge (as a
  percentage of the lesser of
  the original purchase price
  or redemption proceeds)......    None(2)   Year 1--4.00%      Year 1--1.00%
                                             Year 2--3.75%       After--None
                                             Year 3--3.50%
                                             Year 4--2.50%
                                             Year 5--1.50%
                                             Year 6--1.00%
                                              After--None
Redemption fees (as a
  percentage of amount
  redeemed)....................    None           None          None
Exchange fees..................    None           None          None

------------------------------------------------------------------------------
(1) Reduced on investments of $100,000 or more. See "Purchase of Shares -- Class A Shares."


(2) Investments of $1 million or more are subject to a substantially reduced or no sales charge at the time of purchase, but a CDSC of 1.00% may be imposed on redemptions made within one year of the purchase. See "Purchase of Shares -- Deferred Sales Charge Alternatives -- Class A Share Purchases of $1 Million or More."



(3) CDSC Shares received as reinvested dividends are subject to a 12b-1 fee, a portion of which may indirectly pay for the initial sales commission incurred on behalf of the investor. See "Distribution and Service Plans."

------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES AND EXAMPLE
------------------------------------------------------------------------------


                                                  CLASS A    CLASS B    CLASS C
                                                  SHARES     SHARES     SHARES
                                                  -------    -------    -------
Management Fees (as a percentage of average
  daily net assets)(1)........................     0.00%      0.00%      0.00%
12b-1 Fees (as a percentage of average daily
  net assets)(1)(2)...........................     0.00%      0.75%      0.75%
Other Expenses(1) (as a percentage of average
  daily net assets)...........................     0.38%      0.38%      0.38%
Total Expenses (as a percentage of average
  daily net assets)(1)........................     0.38%      1.13%      1.13%


------------------------------------------------------------------------------


(1) Expenses include a waiver of $97,956 of "Management Fees" and assumption of $152,228 of "Other Expenses" and "12b-1 Fees" by the Adviser. If the Adviser did not waive fees for the fiscal year ending December 31, 1996, the "Management Fees" would have been 0.60% for each class of shares, "12b-1 Fees" would have been 0.25% for Class A Shares and 1.00% each for Class B Shares and Class C Shares, "Other Expenses" would have been 1.06% for each class of shares and "Total Expenses" would have been 1.91% for Class A Shares, 2.66% for Class B Shares and 2.66% for Class C Shares.



(2) Includes a service fee of up to 0.25% (as a percentage of net asset value) paid by the Fund as compensation for ongoing services rendered to investors. With respect to each class of shares, amounts in excess of 0.25%, if any, represent an asset based sales charge. The asset based sales charge with respect to Class C Shares includes 0.75% (as a percentage of net asset value) paid to investors' broker-dealers as sales compensation.

EXAMPLE:


                                                ONE     THREE    FIVE      TEN
                                                YEAR    YEARS    YEARS    YEARS
                                                ----    -----    -----    -----
You would pay the following expenses on a
  $1,000 investment, assuming (i) an
  operating expense ratio of 0.38% for Class
  A Shares, 1.13% for Class B Shares and
  1.13% for Class C Shares, (ii) 5% annual
  return and (iii) redemption at the end of
  each time period:
  Class A Shares............................    $51      $59      $68     $ 93
  Class B Shares............................    $52      $71      $77     $116*
  Class C Shares............................    $22      $36      $62     $137
You would pay the following expenses on the
  same $1,000 investment assuming no
  redemption at the end of each period:
  Class A Shares............................    $51      $59      $68     $ 93
  Class B Shares............................    $12      $36      $62     $116*
  Class C Shares............................    $12      $36      $62     $137


------------------------------------------------------------------------------

* Based on conversion to Class A Shares after eight years.



  The purpose of the foregoing table is to assist an investor in understanding the various costs and expenses that an investor in the Fund will bear directly or indirectly. The "Example" reflects expenses based on the "Annual Fund Operating Expenses" table as shown above carried out to future years. As Fund assets increase, the fees waived or expenses reimbursed by the Adviser are expected to decrease. Accordingly, it is unlikely that future expenses as projected will remain consistent with those determined based on the "Annual Fund Operating Expenses" table. The ten year amounts with respect to Class B Shares of the Fund reflects the lower aggregate 12b-1 and service fees applicable to such shares after conversion to Class A Shares. THE INFORMATION CONTAINED IN THE ABOVE TABLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN. For a more complete description of such costs and expenses, see "Purchase of Shares," "Redemption of Shares," "Investment Advisory Services" and "Distribution and Service Plans."

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (for a share outstanding throughout the periods)
--------------------------------------------------------------------------------
   The following schedule presents financial highlights for one Class A Share, one Class B Share and one Class C Share of the Fund outstanding throughout each of the periods indicated. The financial highlights have been audited by KPMG Peat Marwick LLP, independent certified public accountants, for each of the periods indicated and their report thereon appears in the Statement of Additional Information. This information should be read in conjunction with the financial statements and related notes thereto included in the Statement of Additional Information.

                                                   CLASS A SHARES                                 CLASS B SHARES
                                    --------------------------------------------   --------------------------------------------
                                                                  JULY 29, 1994                                  JULY 29, 1994
                                                                  (COMMENCEMENT                                  (COMMENCEMENT
                                                                  OF INVESTMENT                                  OF INVESTMENT
                                     YEAR ENDED     YEAR ENDED    OPERATIONS) TO    YEAR ENDED     YEAR ENDED    OPERATIONS) TO
                                    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                        1996           1995            1994            1996           1995            1994
                                    ------------   ------------   --------------   ------------   ------------   --------------
Net Asset Value, Beginning of
 Period...........................    $15.000        $13.754          $14.300        $14.991        $13.738          $14.300
                                      -------        -------          -------        -------        -------          -------
 Net Investment Income............       .786           .792             .295           .675           .685             .253
 Net Realized and Unrealized
   Gain/Loss on Investments.......      (.173)         1.253            (.551)         (.174)         1.260            (.563)
                                      -------        -------          -------        -------        -------          -------
Total from Investment
 Operations.......................       .613          2.045            (.256)          .501          1.945            (.310)
                                      -------        -------          -------        -------        -------          -------
Less:
 Distributions from and in Excess
   of Net Investment
   Income(1)......................       .774           .799             .290           .666           .692             .252
                                      -------        -------          -------        -------        -------          -------
Net Asset Value, End of the
 Period...........................    $14.839        $15.000          $13.754        $14.826        $14.991          $13.738
                                      =======        =======          =======        =======        =======          =======
Total Return(2)(3)................      4.28%         15.26%           (1.81%)*        3.52%         14.43%           (2.16%)*
Net Assets at End of the Period
 (In millions)....................    $   7.6        $   5.8          $   3.0        $   9.0        $   8.2          $   6.5
Ratio of Expenses to Average Net
 Assets(2) (annualized)...........       .38%           .27%             .17%          1.13%          1.01%             .93%
Ratio of Net Investment Income to
 Average Net Assets(2)
 (annualized).....................      5.35%          5.43%            5.16%          4.60%          4.73%            4.38%
Portfolio Turnover................        11%         31.45%           11.00%            11%         31.45%           11.00%

                                                   CLASS C SHARES
                                    --------------------------------------------
                                                                  JULY 29, 1994
                                                                  (COMMENCEMENT
                                                                  OF INVESTMENT
                                     YEAR ENDED     YEAR ENDED    OPERATIONS) TO
                                    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                        1996           1995            1994
                                    ------------   ------------   --------------
Net Asset Value, Beginning of
 Period...........................    $15.000        $13.753          $14.300
                                      -------        -------          -------
 Net Investment Income............       .673           .706             .240
 Net Realized and Unrealized
   Gain/Loss on Investments.......      (.178)         1.233            (.535)
                                      -------        -------          -------
Total from Investment
 Operations.......................       .495          1.939            (2.95)
                                      -------        -------          -------
Less:
 Distributions from and in Excess
   of Net Investment
   Income(1)......................       .666           .692             .252
                                      -------        -------          -------
Net Asset Value, End of the
 Period...........................    $14.829        $15.000          $13.753
                                      =======        =======          =======
Total Return(2)(3)................      3.45%         14.42%           (2.09%)*
Net Assets at End of the Period
 (In millions)....................    $    .7        $    .5          $    .2
Ratio of Expenses to Average Net
 Assets(2) (annualized)...........      1.13%          1.00%             .91%
Ratio of Net Investment Income to
 Average Net Assets(2)
 (annualized).....................      4.58%          4.73%            4.39%
Portfolio Turnover................        11%         31.45%           11.00%


----------------
(1)See Note 1 to the Financial Statements.

(2)If certain expenses had not been waived by the Adviser, total return would have been lower and the ratios would have been as follows:


Ratio of Expenses to Average Net Assets.............      1.91%          2.53%           3.17%          2.66%          3.23%
Ratio of Net Investment Income to Average Net
Assets..............................................      3.82%          3.17%           2.17%          3.07%          2.51%

Ratio of Expenses to Average Net Assets.............       3.89%          2.66%          3.23%           3.85%
Ratio of Net Investment Income to Average Net
Assets..............................................       1.41%          3.05%          2.50%           1.46%



(3)Total Return is based upon net asset value which does not include payment of the maximum sales charge or contingent deferred sales charge.

* Non-Annualized

                   See Financial Statements and Notes Thereto

------------------------------------------------------------------------------
THE FUND
------------------------------------------------------------------------------

  Van Kampen American Capital New Jersey Tax Free Income Fund (the "Fund") is a non-diversified separate series of Van Kampen American Capital Tax Free Trust (the "Trust"), an open-end management investment company, commonly known as a "mutual fund," organized as a Delaware business trust. Mutual funds sell their shares to investors and invest the proceeds in a portfolio of securities. A mutual fund allows investors to pool their money with that of other investors in order to obtain professional investment management. Mutual funds generally make it possible for investors to obtain greater diversification of their investments and to simplify their recordkeeping.

  Van Kampen American Capital Investment Advisory Corp. (the "Adviser") provides investment advisory and administrative services to the Fund. The Adviser and its affiliates also act as investment adviser to other mutual funds distributed by Van Kampen American Capital Distributors, Inc. (the "Distributor"). To obtain prospectuses and other information on any of these other funds, please call the telephone number on the cover page of the Prospectus.

------------------------------------------------------------------------------
INVESTMENT OBJECTIVE AND POLICIES
------------------------------------------------------------------------------

  The investment objective of the Fund is to provide investors a high level of current income exempt from federal income tax and New Jersey gross income tax, consistent with preservation of capital. The Fund's investment objective is a fundamental policy and may not be changed without shareholder approval of the holders of a majority of the Fund's outstanding voting securities, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is designed for investors who are residents of New Jersey for tax purposes. An investment in the Fund may not be appropriate for all investors. The Fund is not intended to be a complete investment program, and investors should consider their long-term investment goals and financial needs when making an investment decision with respect to the Fund. An investment in the Fund is intended to be a long-term investment and should not be used as a trading vehicle.

  Under normal market conditions, the Fund will invest at least 80% of its total assets in New Jersey municipal securities rated investment grade at the time of investment. Investment grade securities are securities rated BBB or higher by Standard & Poor's Ratings Group ("S&P"), Baa or higher by Moody's Investors Service, Inc. ("Moody's") or an equivalent rating by another nationally recognized statistical rating organization ("NRSRO") in the case of long-term obligations, and have equivalent ratings in the case of short-term obligations. According to published guidelines, securities rated BBB by S&P are regarded by S&P as having an adequate capacity to pay interest and repay principal. Whereas such securities normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely, in the opinion of S&P, to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories. According to published guidelines, securities rated Baa by Moody's are considered by Moody's as medium grade obligations. Such securities are, in the opinion of Moody's, neither highly protected nor poorly secured. Interest payments and principal security appear to Moody's to be adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. In the opinion of Moody's, they lack outstanding investment characteristics and in fact have speculative characteristics as well. The Fund's policy with respect to ratings is not a fundamental policy, and thus may be changed by the Trustees without shareholder approval.

  Up to 20% of the Fund's total assets may be invested in New Jersey municipal securities rated below investment grade (but not rated below B- by S&P, B3 by Moody's or an equivalent rating by another NRSRO) and unrated New Jersey municipal securities that the Adviser considers to be of comparable quality to such securities. According to published guidelines, securities rated below investment grade are regarded by S&P, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. While in the opinion of S&P such securities will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. According to published guidelines, securities rated below investment grade are regarded by Moody's as generally lacking characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the securities' contract over any long period of time may, in the opinion of Moody's, be small. Debt securities rated below investment grade are commonly referred to as "junk bonds." For a description of S&P's and Moody's ratings see the Statement of Additional Information. From time to time the Fund temporarily may also invest up to 10% of its assets in tax exempt money market funds. Such instruments will be treated as investments in municipal securities.

  The Adviser will buy and sell securities for the Fund's portfolio with a view to seeking a high level of current income exempt from federal income tax and New Jersey gross income tax and will select securities which the Adviser believes entail reasonable credit risk considered in relation to the investment policies of the Fund. As a result, the Fund will not necessarily invest in the highest yielding New Jersey municipal securities permitted by its investment policies if the Adviser determines that market risks or credit risks associated with such investments would subject the Fund's portfolio to undue risk. The potential for realization of capital gains resulting from possible changes in interest rates will not be a major consideration. Other than for tax purposes, frequency of portfolio turnover generally will not be a limiting factor if the Fund considers it advantageous to purchase or sell securities. The Fund anticipates that its annual portfolio turnover rate normally will be less than 200%. A high rate of portfolio turnover involves correspondingly greater brokerage commission expenses or dealer costs than a lower rate, which expenses and costs must be borne by the Fund and its shareholders. High portfolio turnover may also result in the realization of substantial net short-term capital gains and any distributions resulting from such gains will be taxable. See "Tax Status" in this Prospectus and "Investment Policies and Restrictions" in the Statement of Additional Information.

  At times, conditions in the markets for New Jersey municipal securities may, in the Adviser's judgment, make pursuing the Fund's basic investment strategy inconsistent with the best interests of its shareholders. At such times, the Adviser may use alternative strategies primarily designed to reduce fluctuations in the value of the Fund's assets. In implementing these "defensive" strategies, the Fund may invest to a substantial degree in high-quality, short-term New Jersey municipal obligations. If these high-quality, short-term New Jersey municipal obligations are not available or, in the Adviser's judgment, do not afford sufficient protection against adverse market conditions, the Fund may invest in high-quality municipal securities of issuers other than issuers of New Jersey municipal securities. Furthermore, if such high-quality municipal securities are not available or, in the Adviser's judgment do not afford sufficient protection against adverse market conditions, the Fund may invest in taxable obligations. Such taxable obligations may include: obligations of the U.S. Government, its agencies or instrumentalities; other debt securities rated within the four highest categories by either S&P or Moody's (or comparably rated by another NRSRO); commercial paper rated in the highest grade by either rating service (or comparably rated by another NRSRO); certificates of deposit and bankers' acceptances; repurchase agreements with respect to any of the foregoing investments; or any other fixed-income securities that the Adviser considers consistent with such strategy. To the extent that the Fund invests a substantial portion of its assets in municipal securities other than New Jersey municipal securities or in taxable securities for temporary defensive purposes, the Fund will not be invested in a manner primarily designed to achieve a high level of current income exempt from federal income tax and New Jersey gross income tax. In addition, under New Jersey tax law, to qualify as a "qualified investment fund", at the close of each quarter the Fund must have not less than 80% of the aggregate principal amount of all of its investments, excluding certain investments, in New Jersey municipal securities, or any other obligations the interest or gains on which is exempt from New Jersey gross income tax. See "Tax Status -- New Jersey Taxation."

------------------------------------------------------------------------------
MUNICIPAL SECURITIES
------------------------------------------------------------------------------

  GENERAL. Municipal securities are obligations issued by or on behalf of states, territories or possessions of the United States, the District of Columbia and their political subdivisions, agencies and instrumentalities, the interest on which, in the opinion of bond counsel or other counsel to the issuer of such securities is, at the time of issuance, exempt from federal income tax. New Jersey municipal securities are municipal securities the interest on which, in the opinion of bond counsel or other counsel to the issuers of such securities, is at the time of issuance exempt from New Jersey gross income tax. If it is determined that the interest on municipal securities is includable in gross income for federal income tax purposes or the interest on New Jersey municipal securities is not exempt from New Jersey gross income tax, the Fund may not qualify as a "qualified investment fund" under New Jersey tax law. See "Tax Status -- New Jersey Taxation." Under normal market conditions, at least 80% of the Fund's assets will be invested in New Jersey municipal securities. The policy stated in the foregoing sentence is a fundamental policy of the Fund and cannot be changed without approval of the shareholders of the Fund. Up to 20% of the Fund's assets may be invested in municipal securities that are subject to federal alternative minimum tax.

  The two principal classifications of municipal securities are "general obligation" and "revenue" securities. "General obligation" securities are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest. "Revenue" securities are usually payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source. Industrial development bonds are usually revenue securities, the credit quality of which is normally directly related to the credit standing of the industrial user involved.

  Within these principal classifications of municipal securities, there are a variety of types of municipal securities, including fixed and variable rate securities, municipal notes, municipal leases, custodial receipts, participation certificates and derivative municipal securities the terms of which include elements of, or are similar in effect to, certain Strategic Transactions (as defined below) in which the Fund may engage. Variable rate securities bear rates of interest that are adjusted periodically according to formulae intended to reflect market rates of interest. The Fund may also invest in derivative variable rate securities such as inverse floaters whose rates vary inversely with changes in market rates of interest. When market rates of interest decrease, the change in value of such securities will have a positive effect on the net asset value of the Fund and when market rates of interest increase, the change in value of such securities will have a negative effect on the net asset value of the Fund. The extent of increases and decreases in the value of inverse floaters and the corresponding change to the net asset value of the Fund generally will be larger than comparable changes in the value of an equal principal amount of a fixed rate municipal security having similar credit quality, redemption provisions and maturity. The Fund will not invest more than 20% of its total assets in securities whose rates vary inversely with changes in market rates of interest.

  Municipal notes include tax, revenue and bond anticipation notes of short maturity, generally less than three years, which are issued to obtain temporary funds for various public purposes. Municipal leases are obligations issued by state and local governments or authorities to finance the acquisition of equipment and facilities. Certain municipal lease obligations may include "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. Custodial receipts are underwritten by securities dealers or banks and evidence ownership of future interest payments, principal payments or both on certain municipal securities. Participation certificates are obligations issued by state or local governments or authorities to finance the acquisition of equipment and facilities. They may represent participations in a lease, an installment purchase contract, or a conditional sales contract. Municipal securities may not be backed by the faith, credit and taxing power of the issuer. Other than as set forth above, there is no limitation with respect to the amount of the Fund's assets that may be invested in the foregoing types of municipal securities. Certain of the municipal securities in which the Fund may invest represent relatively recent innovations in the municipal securities markets and the markets for such securities may be less developed than the market for conventional fixed rate municipal securities. A more detailed description of the types of municipal securities in which the Fund may invest is included in the Statement of Additional Information.

  Under normal market conditions, longer term municipal securities generally provide a higher yield than shorter term municipal securities, and therefore the Fund generally expects to invest primarily in longer term municipal securities. The Fund will, however, invest in shorter term municipal securities when it believes market conditions warrant such investments. The net asset value of the Fund will change with changes in the value of its portfolio securities. Because the Fund will invest primarily in fixed income municipal securities, the net asset value of the Fund can be expected to change as general levels of interest rates fluctuate. When interest rates decline, the value of a portfolio invested in fixed income securities generally can be expected to rise. Conversely, when interest rates rise, the value of a portfolio invested in fixed income securities generally can be expected to decline. The prices of longer term municipal securities generally are more volatile with respect to changes in interest rates than the prices of shorter term municipal securities. Volatility may be greater during periods of general economic uncertainty.

  Although at least 80% of the municipal securities in which the Fund may invest will be rated investment grade at the time of investment, municipal securities, like other debt obligations, are subject to the risk of non-payment. The ability of issuers of municipal securities to make timely payments of interest and principal may be adversely impacted in general economic downturns and as relative governmental cost burdens are allocated and reallocated among federal, state and local governmental units. Such non-payment would result in a reduction of income to the Fund, and could result in a reduction in the value of the municipal securities experiencing non-payment and a potential decrease in the net asset value of the Fund.

  Up to 20% of the Fund's assets may be invested in municipal securities that are subject to federal alternative minimum tax. The Fund may not be a suitable investment for investors who are already subject to the federal alternative minimum tax or who would become subject to the federal alternative minimum tax as a result of an investment in the Fund. In addition, income earned or deemed to be earned with respect to the Fund's Strategic Transactions, if any, will be taxable. See "Tax Status."

  From time to time, proposals have been introduced before Congress that would have the effect of reducing or eliminating the federal tax exemption on municipal securities. If such a proposal were enacted, the ability of the Fund to pay tax exempt interest dividends might be adversely affected.

  LOWER GRADE MUNICIPAL SECURITIES. The Fund may invest up to 20% of its total assets in New Jersey municipal securities rated below investment grade (but not rated lower than B- by S&P, B3 by Moody's or an equivalent rating by another NRSRO) or in unrated municipal securities considered by the Adviser to be of comparable quality to such securities. Higher yields are generally available from municipal securities of such grade. With respect to such 20% of the Fund's total assets, the Fund has not established any limit on the percentage of its portfolio which may be invested in securities in any one rating category or comparable unrated securities.

  Investors should carefully consider the risks of owning shares of an investment company which invests in lower grade municipal securities before making an investment in the Fund. The higher yield on certain securities held by the Fund reflects a greater possibility that the financial condition of the issuer, or adverse changes in general economic conditions, or both, may impair the ability of the issuer to make payments of income and principal. See "Special Considerations Regarding the Fund."

  The Adviser seeks to minimize the risks involved in investing in lower grade municipal securities through diversification and careful investment analysis. To the extent that there is no established retail market for some of the lower grade municipal securities in which the Fund may invest, trading in such securities may be relatively inactive. The Adviser is responsible for determining the net asset value of the Fund, subject to the supervision of the Board of Trustees of the Trust. During periods of reduced market liquidity and in the absence of readily available market quotations for lower grade municipal securities held in the Fund's portfolio, the ability of the Adviser to value the Fund's securities becomes more difficult and the Adviser's use of judgment may play a greater role in the valuation of the Fund's securities due to the reduced availability of reliable objective data. The effects of adverse publicity and investor perceptions may be more pronounced for securities for which no established retail market exists as compared with the effects on securities for which such a market does exist. Further, the Fund may have more difficulty selling such securities in a timely manner and at their stated value than would be the case for securities for which an established retail market does exist. See "Special Considerations Regarding the Fund."

------------------------------------------------------------------------------
INVESTMENT PRACTICES
------------------------------------------------------------------------------

  In connection with the investment policies described above, the Fund also may engage in strategic transactions and purchase and sell securities on a "when issued" and "delayed delivery" basis. These investments entail risks. Strategic transactions generally will not be treated as investments in New Jersey municipal securities for purposes of the Fund's 80% investment policy with respect thereto.

  STRATEGIC TRANSACTIONS. The Fund may purchase and sell derivative instruments such as exchange-listed and over-the-counter put and call options on securities, financial futures, fixed-income indices and other financial instruments, purchase and sell financial futures contracts and enter into various interest rate transactions such as swaps, caps, floors or collars. Collectively, all of the above are referred to as "Strategic Transactions." Under current New Jersey tax law, the Fund may purchase and sell exchange listed and over-the-counter put and call options and purchase and sell financial futures. See "Tax Status -- New Jersey Taxation." The Fund also reserves the right to engage in swaps, caps, floors or collars. However, current New Jersey tax law may limit the Fund's ability to enter into such transactions. Strategic Transactions may be used to attempt to protect against possible changes in the market value of securities held in or to be purchased for the Fund's portfolio resulting from securities markets, to protect the Fund's unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of the Fund's portfolio, or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities. Any or all of these investment techniques may be used at any time and there is no particular strategy that dictates the use of one technique rather than another, as use of any Strategic Transaction is a function of numerous variables including market conditions. The ability of the Fund to utilize these Strategic Transactions successfully will depend on the Adviser's ability to predict pertinent market movements, which cannot be assured. The Fund will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments.

  Strategic Transactions have risks associated with them including possible default by the other party to the transaction, illiquidity and, to the extent the Adviser's view as to certain market movements is incorrect, the risk that the use of such Strategic Transactions could result in losses greater than if they had not been used. Use of put and call options may result in losses to the Fund, force the sale of portfolio securities at inopportune times or for prices other than at current market values, limit the amount of appreciation the Fund can realize on its investments or cause the Fund to hold a security it might otherwise sell. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of the Fund creates the possibility that losses on the hedging instrument may be greater than gains in the value of the Fund's position. In addition, futures and options markets may not be liquid in all circumstances and certain over-the-counter options may have no markets. As a result, in certain markets, the Fund might not be able to close out a transaction without incurring substantial losses, if at all. Although the contemplated use of these futures contracts and options thereon should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in value of such position. Finally, the daily variation margin requirements for futures contracts would create a greater ongoing potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium. Losses resulting from the use of Strategic Transactions would reduce net asset value, and possibly income, and such losses can be greater than if the Strategic Transactions had not been utilized. The Strategic Transactions that the Fund may use and some of their risks are described more fully in the Fund's Statement of Additional Information.

  Income earned or deemed to be earned by the Fund from, among other things, its Strategic Transactions and temporary defensive strategies, if any, will generally be taxable income of the Fund. See "Tax Status."


  "WHEN ISSUED" AND "DELAYED DELIVERY" TRANSACTIONS. The Fund may also purchase and sell municipal securities on a "when issued" and "delayed delivery" basis. No income accrues to the Fund on municipal securities in connection with such purchase transactions prior to the date the Fund actually takes delivery of such securities. These transactions are subject to market fluctuation; the value of the municipal securities at delivery may be more or less than their purchase price, and yields generally available on municipal securities when delivery occurs may be higher or lower than yields on the municipal securities obtained pursuant to such transactions. Because the Fund relies on the buyer or seller, as the case may be, to consummate the transaction, failure by the other party to complete the transaction may result in the Fund missing the opportunity of obtaining a price or yield considered to be advantageous. When the Fund is the buyer in such a transaction, however, it will maintain, in a segregated account with its custodian, cash or liquid securities having an aggregate value equal to the amount of such purchase commitments until payment is made. The Fund will make commitments to purchase municipal securities on such basis only with the intention of actually acquiring these securities, but the Fund may sell such securities prior to the settlement date if such sale is considered to be advisable. To the extent the Fund engages in "when issued" and "delayed delivery" transactions, it will do so for the purpose of acquiring securities for the Fund's portfolio consistent with the Fund's investment objectives and policies and not for the purposes of investment leverage. No specific limitation exists as to the percentage of the Fund's assets which may be used to acquire securities on a "when issued" or "delayed delivery" basis.


  RESTRICTED AND ILLIQUID SECURITIES. The Fund may invest up to 15% of its net assets in illiquid securities including securities the disposition of which is subject to substantial legal or contractual restrictions on resale and securities that are not readily marketable. The sale of restricted and illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale.

  OTHER PRACTICES. The Fund may borrow amounts up to 5% of its net assets in order to pay for redemptions when liquidation of portfolio securities is considered disadvantageous or inconvenient and may pledge up to 10% of its net assets to secure such borrowings.

  Under normal market conditions, the fund will invest substantially all of its assets in New Jersey municipal securities. The Fund generally will not invest more than 25% of its total assets in any industry. Governmental issuers of municipal securities are not considered part of any "industry." However, municipal securities backed only by the assets and revenues of nongovernmental users may for this purpose be deemed to be issued by such nongovernmental users, and the 25% limitation would apply to such obligations. It is therefore possible that the Fund may invest more than 25% of its assets in a broader segment of the municipal securities market, such as revenue obligations of hospitals and other health care facilities, housing agency revenue obligations, or airport revenue obligations if the Adviser determines that the yields available from obligations in a particular segment of the market justifies the additional risks associated with a large investment in such segment. Although such obligations could be supported by the credit of governmental users, or by the credit of nongovernmental users engaged in a number of industries, economic, business, political and other developments generally affecting the revenues of such users (for example, proposed legislation or pending court decisions affecting the financing of such projects and market factors affecting the demand for their services or products) may have a general adverse effect on all municipal securities in such a market segment.

  From time to time, the Fund's investments may include securities as to which the Fund, by itself or together with other funds or accounts managed by the Adviser, holds a major portion or all of an issue of New Jersey municipal securities. Because there may be relatively few potential purchasers for such investments and, in some cases, there may be contractual restrictions on resales, the Fund may find it more difficult to sell such securities at a time when the Adviser believes it is advisable to do so.

  INVESTMENT RESTRICTIONS. The Fund is subject to certain investment restrictions which constitute fundamental policies. Fundamental policies cannot be changed without the approval of the holders of a majority of the Fund's outstanding voting securities, as defined in the 1940 Act. See "Investment Policies and Restrictions" in the Statement of Additional Information.

  PORTFOLIO TRANSACTIONS AND BROKERAGE ALLOCATION. The Adviser is responsible for decisions to buy and sell securities for the Fund, the selection of brokers and dealers to effect the transactions and the negotiation of prices and any brokerage commissions. The income securities in which the Fund invests are traded principally in the over-the-counter market. In the over-the-counter market, securities are generally traded on a net basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a mark-up to the dealer. Securities purchased in underwritten offerings generally include, in the price, a fixed amount of compensation for the managers, underwriters and dealers. The Fund may also purchase certain money market instruments directly from an issuer, in which case no commissions or discounts are paid. Purchases and sales of bonds on a stock exchange are effected through brokers who charge a commission for their services.

  The Adviser is responsible for effecting securities transactions of the Fund and will do so in a manner deemed fair and reasonable to shareholders of the Fund and not according to any formula. The Adviser's primary considerations in selecting the manner of executing securities transactions for the Fund will be prompt execution of orders, the size and breadth of the market for the security, the reliability, integrity and financial condition and execution capability of the firm, the size of and difficulty in executing the order, and the best net price. There are many instances when, in the judgment of the Adviser, more than one firm can offer comparable execution services. In selecting among such firms, consideration is given to those firms which supply research and other services in addition to execution services. However, it is not the policy of the Adviser, absent special circumstances, to pay higher commissions to a firm because it has supplied such services.

  In effecting purchases and sales of the Fund's portfolio securities, the Adviser and the Fund may place orders with and pay brokerage commissions to brokers, including brokers which may be affiliated with the Fund, the Adviser and the Distributor or dealers participating in the offering of the Fund's shares. In addition, in selecting among firms to handle a particular transaction, the Adviser and the Fund may take into account whether the firm has sold or is selling shares of the Fund. See "Portfolio Transactions and Brokerage Allocation" in the Statement of Additional Information for more information.

------------------------------------------------------------------------------
SPECIAL CONSIDERATIONS REGARDING THE FUND
------------------------------------------------------------------------------

  GENERAL. In normal circumstances, the Fund may invest up to 20% of its total assets in New Jersey municipal securities rated below investment grade (but not lower than B- by S&P, B3 by Moody's or an equivalent rating by another NRSRO) or in unrated New Jersey municipal securities considered by the Adviser to be of comparable quality to such securities. Investment in such lower grade municipal securities involves special risks as compared with investment in higher grade municipal securities. The market for lower grade municipal securities is considered to be less liquid than the market for investment grade municipal securities which may adversely affect the ability of the Fund to dispose of such securities in a timely manner at a price which reflects the value of such security in the Adviser's judgement. The market price for less liquid securities tends to be more volatile than the market price for more liquid securities. Illiquid securities and the absence of readily available market quotations with respect thereto may make the Adviser's valuation of such securities more difficult, and the Adviser's judgment may play a greater role in the valuation of the Fund's securities. Lower grade municipal securities generally involve greater credit risk than higher grade municipal securities and are more sensitive to adverse economic changes, significant increases in interest rates and individual issuer developments. Because issuers of lower grade municipal securities frequently choose not to seek a rating of their municipal securities, the Fund will rely more heavily on the Adviser's ability to determine the relative investment quality of such securities than if the Fund invested exclusively in higher grade municipal securities. The Fund may, if deemed appropriate by the Adviser, retain a security whose rating has been downgraded below B- by S&P, below B3 by Moody's or an equivalent rating by another NRSRO, or whose rating has been withdrawn. More detailed information concerning the risks associated with instruments in lower grade municipal securities is included in the Fund's Statement of Additional Information.

  The Fund may invest up to 20% of its total assets in derivative variable rate securities such as inverse floaters whose rates of interest vary inversely with changes in market rates of interest. When market rates of interest decrease, the change in value of such securities will have a positive effect on the net asset value of the Fund and when market rates of interest increase, the change in value of such securities will have a negative effect on the net asset value of the Fund. Investment in such securities involve special risks as compared to a fixed rate municipal security. The extent of increases and decreases in the value of inverse floaters and the corresponding change to per share net asset value of the Fund generally will be larger than comparable changes in the value of an equal principal amount of a fixed rate municipal security having similar credit quality, redemption provisions and maturity. The markets for inverse variable rate securities may be less developed than the market for conventional fixed rate municipal securities.

  SPECIAL CONSIDERATIONS REGARDING NEW JERSEY MUNICIPAL SECURITIES. Investors should be aware of certain factors that might affect the financial condition of the issuers of New Jersey municipal securities. New Jersey's economic base is diversified, consisting of a variety of manufacturing, construction and service industries, supplemented by rural areas with selective commercial agriculture. By the beginning of the national recession in 1990, construction activity had already been declining in New Jersey for nearly two years. The onset of recession caused an acceleration of New Jersey's job losses in construction and manufacturing, as well as an employment downturn in such previously growing sectors as wholesale trade, retail trade, finance, utilities and trucking and warehousing. Reflecting the downturn, the rate of unemployment in the State rose from a peacetime low of 3.6% during the first quarter of 1989 to a recessionary peak of 8.5% during 1992. Since then, the unemployment rate fell to an average of 6.4% in 1995 and 6.1% for the four month period from May 1996 through August 1996.


  New Jersey operates under an annual budget which is formulated and submitted for legislative approval by the Governor by the third Tuesday following the first meeting of the State Legislature in each year. After a process of legislative committee review, the budget, in the form of an appropriations bill, must be approved by the Senate and Assembly and must be approved and signed by the Governor before any expenditure may be made in a fiscal year. At the time of signing the bill, the Governor may revise the estimate of anticipated revenues and may delete or reduce appropriation items contained in the bill. Like any gubernatorial veto, that action may be reversed by a two-thirds vote of each House of the New Jersey Legislature. In addition to anticipated revenues, the appropriations act also provides for the appropriation of non-budgeted revenue to the extent such revenue may be received and permits the corresponding increase of appropriation balances from which expenditures may be made. New Jersey operates on a fiscal year beginning July 1 and ending June 30.


  On July 3, 1991, S&P downgraded New Jersey general obligation bonds to "AA+." On August 26, 1992, Moody's downgraded New Jersey general obligation bonds to "Aa1." The issuance of the $526,800,000 State of New Jersey General Obligation Bonds, Refunding Bonds (Series E) and $270,000,000 State of New Jersey General Obligation Bonds (Various Purposes), on May 1, 1996, was rated AA+ by S&P and Aa1 by Moody's. Local municipalities issuing New Jersey municipal securities, although impacted in general by the economic condition of the State, have credit ratings that are determined with reference to the economic condition of such local municipalities.


  Although revenue obligations of the State of New Jersey or its political subdivisions may be payable from a specific project or source, including lease rentals, there can be no assurance that future economic difficulties and the resulting impact on State and local government finances will not adversely affect the market value of the portfolio of the Fund or the ability of the respective obligors to make timely payments of principal and interest on such obligations.

  More detailed information concerning New Jersey municipal securities and the State of New Jersey is included in the Statement of Additional Information.

------------------------------------------------------------------------------
INVESTMENT ADVISORY SERVICES
------------------------------------------------------------------------------

  THE ADVISER. Van Kampen American Capital Investment Advisory Corp. (the "Adviser") is the investment adviser for the Fund. The Adviser is a wholly-owned subsidiary of Van Kampen American Capital, Inc. ("Van Kampen American Capital"). Van Kampen American Capital is a diversified asset management company with more than two million retail investor accounts, extensive capabilities for managing institutional portfolios, and more than $57 billion under management or supervision. Van Kampen American Capital's more than 40 open-end and 38 closed-end funds and more than 2,500 unit investment trusts are professionally distributed by leading financial advisers nationwide. Van Kampen American Capital Distributors, Inc. (the "Distributor"), the distributor of the Fund and sponsor of the funds mentioned above, is a wholly-owned subsidiary of Van Kampen American Capital.



  Van Kampen American Capital is a wholly-owned subsidiary of VK/AC Holding, Inc. VK/AC Holding, Inc. is a wholly-owned subsidiary of MSAM Holdings II, Inc. which, in turn, is a wholly-owned subsidiary of Morgan Stanley Group Inc. The Adviser's principal office is located at One Parkview Plaza, Oakbrook Terrace, Illinois 60181.



  Morgan Stanley Group Inc. and various of its directly or indirectly owned subsidiaries, including Morgan Stanley & Co. Incorporated, a registered broker-dealer and investment adviser, and Morgan Stanley International, are engaged in a wide range of financial services. Their principal businesses include securities underwriting, distribution and trading; merger, acquisition, restructuring and other corporate finance advisory activities; merchant banking; stock brokerage and research services; asset management; trading of futures, options, foreign exchange, commodities and swaps (involving foreign exchange, commodities, indices and interest rates); real estate advice, financial and investing; and global custody, securities clearance services and securities lending.



  On February 5, 1997, Morgan Stanley Group Inc. and Dean Witter, Discover & Co. announced that they had entered into an Agreement and Plan of Merger to form Morgan Stanley, Dean Witter, Discover & Co. Subject to certain conditions being met, it is currently anticipated that the transaction will close in mid-1997. Thereafter, Van Kampen American Capital Investment Advisory Corp. will be an indirect subsidiary of Morgan Stanley, Dean Witter, Discover & Co.



  Dean Witter, Discover & Co. is a financial services company with three major businesses; full service brokerage, credit services and asset management.


  ADVISORY AGREEMENT. The business and affairs of the Fund will be managed under the direction of the Board of Trustees of the Trust, of which the Fund is a separate series. Subject to their authority, the Adviser and the respective officers of the Fund will supervise and implement the Fund's investment activities and will be responsible for overall management of the Fund's business affairs. The Fund will pay the Adviser a fee equal to a percentage of the average daily net assets of the Fund as follows:

AVERAGE DAILY NET ASSETS                                 % PER ANNUM
------------------------                                 --------------
First $500 million.....................................  0.600 of 1.00%
Over $500 million......................................  0.500 of 1.00%

  Under its investment advisory agreement with the Adviser, the Fund has agreed to assume and pay the charges and expenses of the Fund's operation, including the compensation of the Trustees of the Trust (other than those who are affiliated persons, as defined in the 1940 Act, of the Adviser, the Distributor or Van Kampen American Capital), the charges and expenses of independent accountants, legal counsel, transfer agent (ACCESS Investor Services, Inc. ("ACCESS"), a wholly owned subsidiary of Van Kampen American Capital), or dividend disbursing agent and the custodian (including fees for safekeeping of securities), costs of calculating net asset value, costs of acquiring and disposing of portfolio securities, interest (if any) on obligations incurred by the Fund, costs of share certificates, membership dues in the Investment Company Institute or any similar organization, reports and notices to shareholders, costs of registering shares of the Fund under the federal securities laws, miscellaneous expenses and all taxes and fees to federal, state or other governmental agencies. The Adviser reserves the right in its sole discretion from time-to-time to waive all or a portion of its management fee or to reimburse the Fund for all or a portion of its other expenses.



  PERSONAL INVESTING POLICIES. The Fund and the Adviser have adopted Codes of Ethics designed to recognize the fiduciary relationship between the Fund and the Adviser and its employees. The Codes permit directors, trustees, officers and employees to buy and sell securities for their personal accounts subject to certain restrictions. Persons with access to certain sensitive information are subject to preclearance and other procedures designed to prevent conflicts of interest.


  PORTFOLIO MANAGEMENT. David C. Johnson, a Senior Vice President of the Adviser, supervises the Adviser's municipal securities practice area and coordinates the Adviser's investment policy regarding such securities. Mr. Johnson has been employed by the Adviser since April 1989. Timothy D. Haney, Assistant Vice President and municipal portfolio manager of the Adviser, has been primarily responsible for the day-to-day management of the Fund's portfolio since August 1995. From 1992 to 1995 Mr. Haney was employed by the Distributor as a unit trust bond buyer. Prior to 1992, Mr. Haney was employed by the Adviser as a municipal analyst.

------------------------------------------------------------------------------
ALTERNATIVE SALES ARRANGEMENTS
------------------------------------------------------------------------------

  The Alternative Sales Arrangements permit an investor to choose the method of purchasing shares that is more beneficial to the investor, taking into account the amount of the purchase, the length of time the investor expects to hold the shares, whether the investor wishes to receive dividends in cash or to reinvest them in additional shares of the Fund, and other circumstances. Investors should consider such factors together with the amount of sales charges and accumulated distribution and service fees with respect to each class of shares that may be incurred over the anticipated duration of their investment in the Fund.

  The Fund offers three classes of shares, designated Class A Shares, Class B Shares and Class C Shares. Shares of each class are offered at a price equal to their net asset value per share plus a sales charge which, at the election of the purchaser, may be imposed (a) at the time of purchase ("Class A Shares") or
(b) on a contingent deferred basis (Class A Share accounts over $1 million, "Class B Shares" and "Class C Shares"). Class A Share accounts over $1 million or otherwise subject to a contingent deferred sales charge ("CDSC"), Class B Shares and Class C Shares sometimes are referred to herein collectively as "Contingent Deferred Sales Charge Shares" or "CDSC Shares."

  The minimum initial investment with respect to each class of shares is $500. The minimum subsequent investment with respect to each class of shares is $25. It is presently the policy of the Distributor not to accept any order for Class B Shares in an amount of $500,000 or more and not to accept any order for Class C Shares in an amount of $1 million or more because it ordinarily will be more advantageous for an investor making such an investment to purchase Class A Shares.

  An investor should carefully consider the sales charges applicable to each class of shares and the estimated period of their investment to determine which class of shares is more beneficial for the investor to purchase. For example, investors who would qualify for a significant purchase price discount from the maximum sales charge on Class A Shares may determine that payment of such a reduced front-end sales charge is superior to electing to purchase Class B Shares or Class C Shares, each with no front-end sales charge but subject to a CDSC and a higher aggregate distribution and service fee. However, because initial sales charges are deducted at the time of purchase of Class A Share accounts under $1 million, a purchaser of such Class A Shares would not have all of his or her funds invested initially and, therefore, would initially own fewer shares than if Class B Shares or Class C Shares had been purchased. On the other hand, an investor whose purchase would not qualify for price discounts applicable to Class A Shares and intends to remain invested until after the expiration of the applicable CDSC may wish to defer the sales charge and have all his or her funds initially invested in Class B Shares or Class C Shares. If such an investor anticipates that he or she will redeem such shares prior to the expiration of the CDSC period applicable to Class B Shares, the investor may wish to acquire Class C Shares. Investors must weigh the benefits of deferring the sales charge and having all of their funds invested against the higher aggregate distribution and service fee applicable to Class B Shares and Class C Shares (discussed below).

  Each class of shares represents an interest in the same portfolio of investments of the Fund and has the same rights, except each class of shares (i) bears those distribution fees, service fees and administrative expenses applicable to the respective class of shares as a result of its sales arrangements, (ii) has exclusive voting rights with respect to those provisions of the Fund's Rule 12b-1 distribution plan which relate only to such class and
(iii) has a different exchange privilege. Generally, a class of shares subject to a higher ongoing distribution fee and service fee or subject to the conversion feature have a higher expense ratio and pay lower dividends than a class of shares subject to a lower ongoing distribution and service fee or not subject to the conversion feature. The per share net asset values of the different classes of shares are expected to be substantially the same; from time to time, however, the per share net asset values of the classes may differ. The net asset value per share of each class of shares of the Fund will be determined as described in this Prospectus under "Purchase of Shares -- Net Asset Value."


  The administrative expenses that may be allocated to a specific class of shares may consist of (i) ACCESS' expenses attributable to a specific class of shares, which expenses typically will be higher with respect to classes of shares subject to the conversion feature; (ii) printing and postage expenses related to preparing and distributing materials such as shareholder reports, prospectuses and proxy statements to current shareholders of a specific class;
(iii) Securities and Exchange Commission (the "SEC") registration fees incurred by a class of shares; (iv) the expense of administrative personnel and services as required to support the shareholders of a specific class; (v) Trustees' fees or expense incurred as a result of issues relating to one class of shares; (vi) accounting expenses relating solely to one class of shares; and (vii) any other incremental expenses subsequently identified that should be properly allocated to one or more classes of shares. All such expenses incurred by a class will be borne on a pro rata basis by the outstanding shares of such class. All allocations of administrative expenses to a particular class of shares will be limited to the extent necessary to preserve the Fund's qualification as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code").


------------------------------------------------------------------------------
PURCHASE OF SHARES
------------------------------------------------------------------------------


  The Fund offers three classes of shares to the public on a continuous basis through the Distributor, as principal underwriter, which is located at One Parkview Plaza, Oakbrook Terrace, Illinois 60181. Shares also are offered through members of the National Association of Securities Dealers, Inc. ("NASD") acting as securities dealers ("dealers") and through NASD members acting as brokers for investors ("brokers") or eligible non-NASD members acting as agents for investors ("financial intermediaries"). The Fund reserves the right to suspend or terminate the continuous public offering of its shares at any time and without prior notice.


  The Fund's shares are offered at the net asset value per share next computed after an investor places an order to purchase directly with the investor's broker, dealer or financial intermediary or directly with the Distributor plus any applicable sales charge. Sales personnel or brokers, dealers and financial intermediaries distributing the Fund's shares may receive different compensation for selling different classes of shares. It is the responsibility of the investor's broker, dealer or financial intermediary to transmit the order to the Distributor. Because the Fund generally will determine net asset value once each business day as of the close of business, purchase orders placed through an investor's broker, dealer or financial intermediary must be transmitted to the Distributor by such broker, dealer or financial intermediary prior to such time in order for the investor's order to be fulfilled on the basis of the net asset value to be determined that day. Any change in the purchase price due to the failure of the Distributor to receive a purchase order prior to such time must be settled between the investor and the broker, dealer or financial intermediary submitting the order.


  The Distributor may from time to time implement programs under which a broker, dealer or financial intermediary's sales force may be eligible to win nominal awards for certain sales efforts or under which the Distributor will reallow to any broker, dealer or financial intermediary that sponsors sales contests or recognition programs conforming to criteria established by the Distributor, or participates in sales programs sponsored by the Distributor, an amount not exceeding the total applicable sales charges on the sales generated by the broker, dealer or financial intermediary at the public offering price during such programs. Other programs provide, among other things and subject to certain conditions, for certain favorable distribution arrangements for shares of the Fund. Also, the Distributor in its discretion may from time to time, pursuant to objective criteria established by it, pay fees to, and sponsor business seminars for, qualifying brokers, dealers or financial intermediaries for certain services or activities which are primarily intended to result in sales of shares of the Fund. Fees may include payment for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives and members of their families to locations within or outside of the United States for meetings or seminars of a business nature. In some instances additional compensation or promotional incentives may be offered to brokers, dealers or financial intermediaries that have sold or may sell significant amounts of shares during specified periods of time. The Distributor may provide additional compensation to Edward D. Jones & Co. or an affiliate thereof based on a combination of its sales of shares and increases in assets under management. Such payments to brokers, dealers and financial intermediaries for sales contests, other sales programs and seminars are made by the Distributor out of its own assets and not out of the assets of the Fund. Such fees paid for such services and activities with respect to the Fund will not exceed in the aggregate 1.25% of the average total daily net assets of the Fund on an annual basis. These programs will not change the price an investor pays for shares or the amount that the Fund will receive from such sale.


CLASS A SHARES

  The public offering price of Class A Shares is equal to the net asset value per share plus an initial sales charge which is a variable percentage of the offering price depending upon the amount of the sale. The table below shows total sales charges and dealer concessions reallowed to dealers and agency commissions paid to brokers with respect to sales of Class A Shares. The sales charge is allocated between the investor's broker, dealer or financial intermediary and the Distributor. As indicated previously, at the discretion of the Distributor, the entire sales charge may be reallowed to such broker, dealer or financial intermediary. The staff of the SEC has taken the position that dealers who receive 90% or more of the sales charge may be deemed to be "underwriters" as that term is defined in the Securities Act of 1933, as amended.

SALES CHARGE TABLE

                                                                              DEALER
                                                                            CONCESSION
                                                                            OR AGENCY
                                           TOTAL SALES CHARGE               COMMISSION
                                   -----------------------------------    --------------
       SIZE OF TRANSACTION          PERCENTAGE OF      PERCENTAGE OF      PERCENTAGE OF
        AT OFFERING PRICE          OFFERING PRICE     NET ASSET VALUE     OFFERING PRICE
----------------------------------------------------------------------------------------
Less than $100,000...............       4.75%               4.99%              4.25%
$100,000 but less than
  $250,000.......................       3.75                3.90               3.25
$250,000 but less than
  $500,000.......................       2.75                2.83               2.25
$500,000 but less than
  $1,000,000.....................       2.00                2.04               1.75
$1,000,000 or more*..............          *                   *                  *
------------------------------------------------------------------------------


* No sales charge is payable at the time of purchase on investments of $1 million or more, although for such investments the Fund imposes a CDSC of 1.00% on redemptions made within one year of the purchase. A commission will be paid to brokers, dealers or financial intermediaries who initiate and are responsible for purchases of $1 million or more as follows: 1.00% on sales to $2 million, plus 0.80% on the next $1 million and 0.50% on the excess over $3 million. See "Purchase of Shares -- Deferred Sales Charge Alternatives" for additional information with respect to CDSC.


QUANTITY DISCOUNTS

  Investors purchasing Class A Shares may, under certain circumstances, be entitled to pay reduced sales charges. The circumstances under which such investors may pay reduced sales charges are described below.

  Investors, or their brokers, dealers or financial intermediaries, must notify the Fund whenever a quantity discount is applicable to purchases. Upon such notification, an investor will receive the lowest applicable sales charge. Quantity discounts may be modified or terminated at any time. For more information about quantity discounts, investors should contact their broker, dealer or financial intermediary or the Distributor.


  A person eligible for a reduced sales charge includes an individual, their spouse and children under 21 years of age and any corporation, partnership, or sole proprietorship which is 100% owned, either alone or in combination, by any of the foregoing; a trustee or other fiduciary of a single trust estate or a single fiduciary account; or a "company" as defined is section 2(a)(8) of the 1940 Act.

  As used herein, "Participating Funds" refers to all open-end investment companies advised by the Adviser or Van Kampen American Capital Asset Management, Inc. and distributed by the Distributor. Additional funds may be added from time to time as determined by the Fund's Board of Trustees as Participating Funds.



  VOLUME DISCOUNTS. The size of investment shown in the preceding sales charge table applies to the total dollar amount being invested by any person at any one time in Class A Shares of the Fund, or in any combination of shares of the Fund and shares of other Participating Funds, although other Participating Funds may have different sales charges.



  CUMULATIVE PURCHASE DISCOUNT. The size of investment shown in the preceding sales charge table may also be determined by combining the amount being invested in Class A Shares of the Fund with other shares of the Fund and shares of Participating Funds plus the current offering price of all shares of the Fund and other Participating Funds, which have been previously purchased and are still owned.



  LETTER OF INTENT. A Letter of Intent provides an opportunity for an investor to obtain a reduced sales charge by aggregating the amount being invested over a 13-month period to determine the sales charge as outlined in the preceding sales charge table. The size of investment shown in the preceding table includes the amount of intended purchases of Class A Shares of the Fund with other shares of the Fund and shares of the Participating Funds plus the value of all shares of the Fund and other Participating Funds previously purchased during such 13-month period and still owned. An investor may elect to compute the 13-month period starting up to 90 days before the date of execution of a Letter of Intent. Each investment made during the period receives the reduced sales charge applicable to the total amount of the investment goal. If trades not initially made under a Letter of Intent subsequently qualify for a lower sales charge through the 90-day back-dating provision, an adjustment will be made at the expiration of the Letter of Intent to give effect to the lower charge. If the goal is not achieved within the 13-month period, the investor must pay the difference between the sales charge applicable to the purchases made and the sales charges previously paid. When an investor signs a Letter of Intent, shares equal to at least 5% of the total purchase amount of the level selected will be restricted from sale or redemption by the investor until the Letter of Intent is satisfied or any additional sales charges have been paid; if the Letter of Intent is not satisfied by the investor and any additional sales charges are not paid, sufficient restricted shares will be redeemed by the Fund to pay such charges. Additional information is contained in the application accompanying this Prospectus.


OTHER PURCHASE PROGRAMS


  Purchasers of Class A Shares may be entitled to reduced initial sales charges in connection with unit investment trust reinvestment programs and purchases by registered representatives of selling firms or purchases by persons affiliated with the Fund or the Distributor. The Fund reserves the right to modify or terminate these arrangements at any time.

  UNIT INVESTMENT TRUST REINVESTMENT PROGRAMS. The Fund permits unitholders of unit investment trusts to reinvest distributions from such trusts in Class A Shares of the Fund at net asset value with no minimum initial or subsequent investment requirement if the administrator of an investor's unit investment trust program meets certain uniform criteria relating to cost savings by the Fund and the Distributor. The total sales charge for all other investments made from unit trust distributions will be 1.00% of the offering price (1.01% of net asset value). Of this amount, the Distributor will pay to the broker, dealer or financial intermediary, if any, through which such participation in the qualifying program was initiated 0.50% of the offering price as a dealer concession or agency commission. Persons desiring more information with respect to this program, including the applicable terms and conditions thereof, should contact their broker, dealer, financial intermediary or the Distributor.


  The administrator of such a unit investment trust must have an agreement with the Distributor pursuant to which the administrator will (1) submit a single bulk order and make payment with a single remittance for all investments in the Fund during each distribution period by all investors who choose to invest in the Fund through the program and (2) provide ACCESS with appropriate backup data for each participating investor in a computerized format fully compatible with ACCESS' processing system.



  As further requirements for obtaining these special benefits, the Fund also requires that all dividends and other distributions by the Fund be reinvested in additional shares without any systematic withdrawal program. There will be no minimum for reinvestments from unit investment trusts. The Fund will send account activity statements to such participants on a monthly basis only, even if their investments are made more frequently. The Fund reserves the right to modify or terminate this program at any time.


  NAV PURCHASE OPTIONS. Class A Shares of the Fund may be purchased at net asset value, upon written assurance that the purchase is made for investment purposes and that the shares will not be resold except through redemption by the Fund, by:


  (1) Current or retired trustees or directors of funds advised by the Adviser or Van Kampen American Capital Asset Management, Inc. and such persons' families and their beneficial accounts.



  (2) Current or retired directors, officers and employees of Morgan Stanley Group Inc. and any of its subsidiaries, employees of an investment subadviser to any fund described in (1) above or an affiliate of such subadviser; and such persons' families and their beneficial accounts.

  (3) Directors, officers, employees and registered representatives of financial institutions that have a selling group agreement with the Distributor and their spouses and children under 21 years of age when purchasing for any accounts they beneficially own, or, in the case of any such financial institution, when purchasing for retirement plans for such institution's employees.



  (4) Registered investment advisers, trust companies and bank trust departments investing on their own behalf or on behalf of their clients provided that the aggregate amount invested in Class A Shares of the Fund alone, or any combination of shares of the Fund and shares of other Participating Funds as described herein under "Purchase of Shares -- Class A Shares -- Quantity Discounts," during the 13-month period commencing with the first investment pursuant hereto equals at least $1 million. The Distributor may pay brokers, dealers or financial intermediaries through which purchases are made an amount up to 0.50% of the amount invested, over a 12-month period following such transaction.



  (5) Trustees and other fiduciaries purchasing shares for retirement plans of organizations with retirement plan assets of $3 million or more and which invest in multiple fund families through national wirehouse alliance programs.


  (6) Accounts as to which a broker, dealer or financial intermediary charges an account management fee ("wrap accounts"), provided the broker, dealer or financial intermediary has a separate agreement with the Distributor.

  (7) Investors purchasing shares of the Fund with redemption proceeds from other mutual fund complexes on which the investor has paid a front-end sales charge or was subject to a deferred sales charge, whether or not paid, if such redemption has occurred no more than 30 days prior to such purchase.


  (8) Trusts created under pension, profit sharing or other employee benefit plans qualified under Section 401(a) of the Code, or custodial accounts held by a bank created pursuant to Section 403(b) of the Code and sponsored by non-profit organizations defined under Section 501(c)(3) of the Code and assets held by an employer or trustee in connection with an eligible deferred compensation plan under Section 457 of the Code. Such plans will qualify for purchases at net asset value provided, for plans initially establishing accounts with the Distributor in the Participating Funds after February 1, 1997, that (1) the initial amount invested in the Participating Funds is at least $500,000 or (2) such shares are purchased by an employer sponsored plan with more than 100 eligible employees. Such plans that have been established with a Participating Fund or have received proposals from the Distributor prior to February 1, 1997 based on net asset value purchase privileges previously in effect will be qualified to purchase shares of the Participating Funds at net asset value for accounts established on or before

      May 1, 1997. Section 403(b) and similar accounts for which Van Kampen American Capital Trust Company served as custodian will not be eligible for net asset value purchases based on the aggregate investment made by the plan or the number of eligible employees, except under certain uniform criteria established by the Distributor from time to time. Prior to February 1, 1997, a commission will be paid to authorized dealers who initiate and are responsible for such purchases within a rolling twelve-month period as follows: 1.00% on sales to $5 million, plus 0.50% on the next $5 million and 0.25% on the excess over $10 million. For purchases on February 1, 1997 and thereafter, a commission will be paid as follows: 1.00% on sales to $2 million, plus 0.80% on the next $1 million, plus 0.50% on the next $47 million and 0.25% on the excess over $50 million.



  (9) Individuals who are members of a "qualified group". For this purpose, a qualified group is one which (i) has been in existence for more than six months, (ii) has a purpose other than to acquire shares of the Fund or similar investments, (iii) has given and continues to give its endorsement or authorization, on behalf of the group, for purchase of shares of the Fund and other Participating Funds, (iv) has a membership that the authorized dealer can certify as to the group's members and (v) satisfies other uniform criteria established by the Distributor for the purpose of realizing economics of scale in distributing such shares. A qualified group does not include one whose sole organizational nexus, for example, is that its participants are credit card holders of the same institution, policy holders of an insurance company, customers of a bank or broker-dealer, clients of an investment adviser or other similar groups. Shares purchased in each group's participants account in connection with this privilege will be subject to a CDSC of 1.00% in the event of redemption within one year of purchase, and a commission will be paid to authorized dealers who initiate and are responsible for such sales to each individual as follows: 1.00% on sales to $2 million, plus 0.80% on the next $1 million and 0.50% on the excess over $3 million.



The term "families" includes a person's spouse, children under 21 years of age and grandchildren, parents, and a person's spouse's parents.



  Purchase orders made pursuant to clause (4) may be placed either through authorized brokers, dealers or financial intermediaries as described above or directly with ACCESS, the investment adviser, trust company or bank trust department, provided that ACCESS receives federal funds for the purchase by the close of business on the next business day following acceptance of the order. An authorized broker, dealer or financial intermediary may charge a transaction fee for placing an order to purchase shares pursuant to this provision or for placing a redemption order with respect to such shares. The Fund may terminate, or amend the terms of, offering shares of the Fund at net asset value to such groups at any time.

DEFERRED SALES CHARGE ALTERNATIVE


  Investors choosing the deferred sales charge alternative may purchase Class A Shares in an amount of $1 million or more, Class B Shares or Class C Shares. The public offering price of a CDSC Share is equal to the net asset value per share without the imposition of a sales charge at the time of purchase. CDSC Shares are sold without an initial sales charge so that the Fund may invest the full amount of the investor's purchase payment. The Distributor will compensate brokers, dealers and financial intermediaries participating in the continuous public offering of the CDSC Shares out of its own assets, and not out of assets of the Fund, as a percentage rate of the dollar value of the CDSC Shares purchased from the Fund by such brokers, dealers and financial intermediaries which percentage rate will be equal to (i) with respect to Class A Shares, 1.00% on sales to $2 million, plus 0.80% on the next $1 million and 0.50% on the excess over $3 million; (ii) 4.00% with respect to Class B Shares; and (iii) 1.00% with respect to Class C Shares. Such compensation will not change the price an investor will pay for CDSC Shares or the amount that the Fund will receive from such sale.



  CDSC Shares redeemed within a specified period of time generally will be subject to a CDSC at the rates set forth below charged as a percentage of the dollar amount subject thereto. The amount of the CDSC will vary depending on (i) the class of CDSC Shares to which such shares belong and (ii) the number of years from the time of payment for the purchase of the CDSC Shares until the time of their redemption. The charge will be assessed on an amount equal to the lesser of the then current market value or the original purchase price of the CDSC Shares being redeemed. Accordingly, no sales charge will be imposed on increases in net asset value above the initial purchase price. In addition, no CDSC will be assessed on CDSC Shares derived from reinvestment of dividends or capital gains distributions. Solely for purposes of determining the number of years from the time of any payment for the purchases of CDSC Shares, all payments during a month will be aggregated and deemed to have been made on the last day of the month.



  Proceeds from the CDSC and the distribution fee applicable to a class of CDSC Shares are paid to the Distributor and are used by the Distributor to defray its expenses related to providing distribution related services to the Fund in connection with the sale of shares of such class of CDSC Shares, such as the payment of compensation to selected dealers and agents and for selling such shares. The combination of the CDSC and the distribution fee facilitates the ability of the Fund to sell such CDSC Shares without a sales charge being deducted at the time of purchase.



  In determining whether a CDSC is applicable to a redemption of CDSC Shares, it will be assumed that the redemption is made first of any CDSC Shares acquired pursuant to reinvestment of dividends or distributions, second of CDSC Shares that have been held for a sufficient period of time such that the CDSC no longer is applicable to such shares, third of Class A Shares in the shareholder's Fund account that have converted from Class B Shares or Class C Shares, if any, and fourth of

CDSC Shares held longest during the period of time that a CDSC is applicable to such CDSC Shares. The charge will not be applied to dollar amounts representing an increase in the net asset value since the time of purchase.


  To provide an example, assume an investor purchased 100 Class B Shares at $10 per share (at a cost of $1,000) and in the second year after purchase, the net asset value per share is $12 and, during such time, the investor has acquired 10 additional Class B Shares upon dividend reinvestment. If at such time the investor makes his first redemption of 50 shares (proceeds of $600), 10 shares will not be subject to charge because of dividend reinvestment. With respect to the remaining 40 shares, the charge is applied only to the original cost of $10 per share and not to the increase in net asset value of $2 per share. Therefore, $400 of the $600 redemption proceeds will be charged at a rate of 3.75% (the applicable rate in the second year after purchase).


  CLASS A SHARE PURCHASES OF $1 MILLION OR MORE. No sales charge is payable at the time of purchase on investments in Class A Shares of $1 million or more, although for such investments the Fund imposes a CDSC of 1.00% on redemptions made within one year of the purchase. A commission will be paid to dealers who initiate and are responsible for purchases of $1 million or more as follows:
1.00% on sales to $2 million, plus 0.80% on the next $1 million and 0.50% on the excess over $3 million.



  CLASS B SHARES. Class B Shares redeemed within seven years of purchase generally will be subject to a CDSC at the rates set forth below, charged as a percentage of the dollar amount subject thereto:


                                                        CONTINGENT DEFERRED
                                                         SALES CHARGE AS A
                                                           PERCENTAGE OF
                                                           DOLLAR AMOUNT
                 YEAR SINCE PURCHASE                     SUBJECT TO CHARGE
                 -------------------                    -------------------
      First..........................................          4.00%
      Second.........................................          3.75%
      Third..........................................          3.50%
      Fourth.........................................          2.50%
      Fifth..........................................          1.50%
      Sixth..........................................          1.00%
      Seventh and after..............................          0.00%


  The CDSC generally is waived on redemptions of Class B Shares made pursuant to the Systematic Withdrawal Plan. See "Shareholder Services -- Systematic Withdrawal Plan."



  CLASS C SHARES. Class C Shares redeemed within the first 12 months of purchase generally will be subject to a CDSC of 1.00% of the dollar amount subject thereto. Class C Shares redeemed thereafter will not be subject to a CDSC.

  CONVERSION FEATURE. Class B Shares purchased on or after June 1, 1996 and any dividend reinvestment plan shares received thereon, automatically convert to Class A Shares eight years after the end of the calendar month in which the shares were purchased. Class B Shares purchased before June 1, 1996, and any dividend reinvestment plan shares received thereon, automatically convert to Class A Shares seven years after the end of the calendar month in which the shares were purchased. Class C Shares purchased before January 1, 1997, and any dividend reinvestment plan shares received thereon, automatically convert to Class A Shares ten years after the end of the calendar month in which such shares were purchased. Such conversion will be on the basis of the relative net asset values per share, without the imposition of any sales load, fee or other charge.



  The conversion of such shares to Class A Shares is subject to the continuing availability of an opinion of counsel to the effect that (i) the assessment of the higher distribution and service fees and ACCESS costs with respect to such shares does not result in the Fund's dividends or distributions constituting "preferential dividends" under the Internal Revenue Code of 1986, as amended (the "Code"), and (ii) that the conversion of such shares does not constitute a taxable event under federal income tax law. The conversion may be suspended if such an opinion is no longer available and such shares might continue to be subject to the higher aggregate fees applicable to such class of shares for an indefinite period.



  WAIVER OF CONTINGENT DEFERRED SALES CHARGE. The CDSC is waived on redemptions of Class B Shares and Class C Shares (i) following the death or disability (as defined in the Code) of a shareholder, (ii) in connection with required minimum distributions from an IRA or other retirement plan, (iii) pursuant to the Fund's systematic withdrawal plan but limited to 12% annually of the initial value of the account and (iv) effected pursuant to the right of the Fund to liquidate a shareholder's account as described herein under "Redemption of Shares." The CDSC also is waived on redemptions of Class C Shares as it relates to the reinvestment of redemption proceeds in shares of the same class of the Fund within 120 days after redemption. See "Shareholder Services" and "Redemption of Shares" for further discussion of the waiver provisions.


NET ASSET VALUE

  The net asset value per share of the Fund will be determined separately for each class of shares. The net asset value per share of a given class of shares of the Fund is determined by calculating the total value of the Fund's assets attributable to such class of shares, deducting its total liabilities attributable to such class of shares, and dividing the result by the number of shares of such class outstanding. The net asset value for the Fund is computed once daily as of 5:00 p.m. Eastern time Monday through Friday, except on customary business holidays, or except on any day on which no purchase or redemption orders are received, or there is not a sufficient degree of trading in the Fund's portfolio securities such that the Fund's net asset value per share might be materially affected. The Fund reserves the right to calculate the net asset value and to adjust the public offering price based thereon more frequently than once a day if deemed desirable. The net asset value per share of the different class of shares are expected to be substantially the same; from time to time, however, the per share net asset value of the different class of shares may differ.

  Portfolio securities are valued by using market quotations, prices provided by market makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics in accordance with procedures established in good faith by the Board of Trustees of the Trust, of which the Fund is a series. Securities with remaining maturities of 60 days or less are valued at amortized cost when amortized cost is determined in good faith by or under the direction of the Board of Trustees of the Trust to be representative of the fair value at which it is expected such securities may be resold. Any securities or other assets for which current market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Board of Trustees of the Trust.

------------------------------------------------------------------------------
SHAREHOLDER SERVICES
------------------------------------------------------------------------------

  The Fund offers a number of shareholder services designed to facilitate investment in its shares at little or no extra cost to the investor. Below is a description of such services. Unless otherwise described below, each of these services may be modified or terminated by the Fund at any time.


  INVESTMENT ACCOUNT. ACCESS, transfer agent for the Fund and a wholly-owned subsidiary of Van Kampen American Capital, performs bookkeeping, data processing and administration services related to the maintenance of shareholder accounts. Each shareholder has an investment account under which shares are held by ACCESS. Except as described in this Prospectus, after each share transaction in an account, the shareholder receives a statement showing the activity in the account. Each shareholder will receive statements at least quarterly from ACCESS showing any reinvestments of dividends and capital gains distributions and any other activity in the account since the preceding statement. Such shareholders also will receive separate confirmations for each purchase or sale transaction other than reinvestment of dividends and capital gains distributions and systematic purchases or redemptions. Additions to an investment account may be made at any time by purchasing shares through authorized brokers, dealers or financial intermediaries or by mailing a check directly to ACCESS.


  SHARE CERTIFICATES. Generally, the Fund will not issue share certificates. However, upon written or telephone request to the Fund, a share certificate will be issued, representing shares (with the exception of fractional shares) of the Fund. A shareholder will be required to surrender such certificates upon redemption thereof. In addition, if such certificates are lost the shareholder must write to Van Kampen American Capital Funds, c/o ACCESS, P.O. Box 418256, Kansas City, MO

64141-9256, requesting an "affidavit of loss" and to obtain a Surety Bond in a form acceptable to ACCESS. On the date the letter is received ACCESS will calculate a fee for replacing the lost certificate equal to no more than 2.00% of the net asset value of the issued shares and bill the party to whom the replacement certificate was mailed.


  REINVESTMENT PLAN. A convenient way for investors to accumulate additional shares is by accepting dividends and capital gains distributions in shares of the Fund. Such shares are acquired at net asset value per share (without sales charge) on the record date of such dividend or distribution. Unless the shareholder instructs otherwise, the reinvestment plan is automatic. This instruction may be made by telephone by calling (800) 421-5666 ((800) 421-2833 for the hearing impaired) or in writing to ACCESS. The investor may, on the initial application or prior to any declaration, instruct that dividends be paid in cash and capital gains distributions be reinvested at net asset value, or that both dividends and capital gains distributions be paid in cash. For further information, see "Distributions from the Fund."


  AUTOMATIC INVESTMENT PLAN. An automatic investment plan is available under which a shareholder can authorize ACCESS to charge a bank account on a regular basis to invest pre-determined amounts in the Fund. Additional information is available from the Distributor or authorized brokers, dealers or financial intermediaries.


  DIVIDEND DIVERSIFICATION. A shareholder may, upon written request or by completing the appropriate section of the application form accompanied by this Prospectus or by calling (800) 421-5666 ((800) 421-2833 for the hearing impaired), elect to have all dividends and other distributions paid on a class of shares of the Fund invested into shares of the same class of any other Participating Fund, Tax Free Money Fund or Reserve Fund so long as a pre-existing account for such class of shares exists for such shareholder.


  If the qualified pre-existing account does not exist, the shareholder must establish a new account subject to minimum investment and other requirements of the fund into which distributions would be invested. Distributions are invested into the selected fund at its net asset value as of the payable date of the distribution only if shares of such selected fund have been registered for sale in the investor's state.


  EXCHANGE PRIVILEGE. Shares of the Fund may be exchanged with shares of another Participating Fund subject to certain limitations. Before effecting an exchange, shareholders in the Fund should obtain and read a current prospectus of the fund into which the exchange is to be made. SHAREHOLDERS MAY ONLY EXCHANGE INTO SUCH OTHER FUNDS AS ARE LEGALLY AVAILABLE FOR SALE IN THEIR STATE.


  To be eligible for exchange, shares of the Fund must have been registered in the shareholder's name for at least 30 days prior to an exchange. Shares of the Fund registered in a shareholder's name for less than 30 days may only be exchanged upon receipt of prior approval of the Adviser. Under normal circumstances, it is the policy of the Adviser not to approve such requests.

  Class A Shares of Van Kampen American Capital funds that generally impose an initial sales charge are not subject to any sales charge upon exchange into the Fund. Class A Shares of Van Kampen American Capital funds that generally do not impose an initial sales charge are subject to the appropriate sales charge applicable to Class A Shares of the Fund.


  No sales charge is imposed upon the exchange of a Class B Shares or Class C Shares. The CDSC schedule and conversion schedule applicable to a Class B Share or Class C Share acquired through the exchange privilege is determined by reference to the Van Kampen American Capital fund from which such share originally was purchased. The holding period of a Class B Share or Class C Share acquired through the exchange privilege is determined by reference to the date such share originally was purchased from a Van Kampen American Capital fund.


  Exchanges of shares are sales and may result in a gain or loss for federal income tax purposes. If the shares exchanged have been held for less than 91 days, the sales charge paid on such shares is not included in the tax basis of the exchanged shares, but is carried over and included in the tax basis of the shares acquired.


  A shareholder wishing to make an exchange may do so by sending a written request to ACCESS or by contacting the telephone transaction line at (800) 421-5684 ((800) 421-2833 for the hearing impaired). A shareholder automatically has telephone exchange privileges unless otherwise designated in the application form accompanied by this Prospectus. The exchange will take place at the relative net asset values of the shares next determined after receipt of such request with adjustment for any additional sales charge. Any shares exchanged begin earning dividends on the next business day after the exchange is affected. Van Kampen American Capital and its subsidiaries, including ACCESS (collectively, "VKAC"), and the Fund employ procedures considered by them to be reasonable to confirm that instructions communicated by telephone are genuine. Such procedures include requiring certain personal identification information prior to acting upon telephone instructions, tape recording telephone communications, and providing written confirmation of instructions communicated by telephone. If reasonable procedures are employed, a shareholder agrees that neither VKAC nor the Fund will be liable for following telephone instructions which it reasonably believes to be genuine. VKAC and the Fund may be liable for any losses due to unauthorized or fraudulent instructions if reasonable procedures are not followed. Exchanges are effected at the net asset value per share next calculated after the request is received in good order with adjustment for any additional sales charges. If the exchanging shareholder does not have an account in the fund whose shares are being acquired, a new account will be established with the same registration, dividend and capital gains options (except dividend diversification options) and broker, dealer or financial intermediary of record as the account from which shares are exchanged, unless otherwise specified by the shareholder. In order to establish a systematic withdrawal plan for the new account or reinvest dividends from the new account into another fund, an exchanging shareholder must file a specific written request. The Fund reserves the right to reject any order to acquire shares through exchange. In addition, the Fund may modify, restrict or terminate the exchange privilege at any time on 60 days' notice to its shareholders of any termination or material amendment.



  A prospectus of any of these mutual funds may be obtained from any broker, dealer or financial intermediary or the Distributor. An investor considering an exchange to one of such funds should refer to the prospectus for additional information regarding such fund prior to investing.



  SYSTEMATIC WITHDRAWAL PLAN. Any investor whose shares in a single account total $10,000 or more at the offering price next computed after receipt of instructions may establish a monthly, quarterly, semi-annual or annual withdrawal plan. Any investor whose shares in a single account total $5,000 or more at the offering price next computed after receipt of instructions may establish a quarterly, semi-annual or annual or annual withdrawal plan. This plan provides for the orderly use of the entire account, not only the income but also the capital, if necessary. Each withdrawal constitutes a redemption of shares on which taxable gain or loss will be recognized. The plan holder may arrange for monthly, quarterly, semi-annual, or annual checks in any amount not less than $25.



  Holders of Class B Shares and Class C Shares who establish a withdrawal plan may redeem up to 12% annually of the shareholder's initial account balance without incurring a contingent deferred sales charge. Initial account balance means the amount of the shareholder's investment at the time the election to participate in the plan is made.


  Under the plan, sufficient shares of the Fund are redeemed to provide the amount of the periodic withdrawal payment. Dividends and capital gains distributions on shares held under the plan are reinvested in additional shares at the next determined net asset value. If periodic withdrawals continuously exceed reinvested dividends and capital gains distributions, the shareholder's original investment will be correspondingly reduced and ultimately exhausted. Withdrawals made concurrently with purchases of additional shares ordinarily will be disadvantageous to the shareholder because of the duplication of sales charges. The Fund reserves the right to amend or terminate the systematic withdrawal program on thirty days' notice to its shareholders.

  CHECK WRITING PRIVILEGE. Holders of Class A Shares of the Fund for which certificates have not been issued and which are in a non-escrow status may appoint ACCESS as agent by completing the Authorization for Redemption by Check Form and the appropriate section of the application and returning the form and the application to ACCESS. Once the form is properly completed, signed and returned to the agent, a supply of checks drawn on State Street Bank and Trust Company ("State Street Bank") will be sent to such shareholder. These checks may be made payable by the holder of Class A Shares to the order of any person in any amount of $100 or more.

  When a check is presented to State Street Bank for payment, full and fractional Class A Shares required to cover the amount of the check are redeemed from the shareholder's account by ACCESS at the next determined net asset value. Check writing redemptions represent the sale of Class A Shares. Any gain or loss realized on the sale of Class A Shares is a taxable event. See "Redemption of Shares."


  Checks will not be honored for redemption of Class A Shares held less than 15 calendar days, unless such Class A Shares have been paid for by bank wire. Any Class A Shares for which there are outstanding certificates may not be redeemed by check. If the amount of the check is greater than the proceeds of all uncertificated shares held in the shareholder's Class A Share account, the check will be returned and the shareholder may be subject to additional charges. Holders of Class A Shares may not liquidate the entire account by means of a check. The check writing privilege may be terminated or suspended at any time by the Fund or State Street Bank. Retirement plans and accounts that are subject to backup withholding are not eligible for the privilege. A "stop payment" system is not available on these checks. See the Statement of Additional Information for further information regarding the establishment of the privilege.


  AUTOMATED CLEARING HOUSE ("ACH") DEPOSITS. Holders of Class A Shares can use ACH to have redemption proceeds deposited electronically into their bank accounts. Redemptions transferred to a bank account via the ACH plan are available to be credited to the account on the second business day following normal payment. In order to utilize this option, the shareholder's bank must be a member of Automated Clearing House. In addition, the shareholder must fill out the appropriate section of the account application. The shareholder must also include a voided check or deposit slip from the bank account into which redemptions are to be deposited together with the completed application. Once ACCESS has received the application and the voided check or deposit slip, such shareholder's designated bank account, following any redemption, will be credited with the proceeds of such redemption. Once enrolled in the ACH plan, a shareholder may terminate participation at any time by writing ACCESS.

------------------------------------------------------------------------------
REDEMPTION OF SHARES
------------------------------------------------------------------------------

  Shareholders may redeem for cash some or all of their shares without charge by the Fund (other than, with respect to CDSC Shares, the applicable contingent deferred sales charge) at any time by sending a written request in proper form directly to ACCESS, P. O. Box 418256, Kansas City, Missouri 64141-9256, by placing the redemption request through an authorized dealer or by calling the Fund.

  WRITTEN REDEMPTION REQUESTS. In the case of redemption requests sent directly to ACCESS, the redemption request should indicate the number of shares to be redeemed, the class designation of such shares, the account number and be signed exactly as the shares are registered. Signatures must conform exactly to the account registration. If the proceeds of the redemption would exceed $50,000, or if the proceeds are not to be paid to the record owner at the record address, or if the record address has changed within the previous 30 days, signature(s) must be guaranteed by one of the following: a bank or trust company; a broker-dealer; a credit union; a national securities exchange, registered securities association or clearing agency; a savings and loan association; or a federal savings bank. If certificates are held for the shares being redeemed, such certificates must be endorsed for transfer or accompanied by an endorsed stock power and sent with the redemption request. In the event the redemption is requested by a corporation, partnership, trust, fiduciary, executor or administrator, and the name and title of the individual(s) authorizing such redemption is not shown in the account registration, a copy of the corporate resolution or other legal documentation appointing the authorized signer and certified within the prior 60 days must accompany the redemption request. The redemption price is the net asset value per share next determined after the request is received by ACCESS in proper form. Payment for shares redeemed (less any sales charge, if applicable) will ordinarily be made by check mailed within three business days after acceptance by ACCESS of the request and any other necessary documents in proper order. Such payments may be postponed or the right of redemption suspended as provided by the rules of the SEC. If the shares to be redeemed have been recently purchased by check, ACCESS may delay mailing a redemption check until it confirms that the purchase check has cleared, usually a period of up to 15 days. Any gain or loss realized on the redemption of shares is a taxable event.

  DEALER REDEMPTION REQUESTS. Shareholders may sell shares through their securities dealer, who will telephone the request to the Distributor. Orders received from dealers must be at least $500 unless transmitted via the FUNDSERV network. The redemption price for such shares is the net asset value next calculated after an order is received by a dealer provided such order is transmitted to the Distributor prior to the Distributor's close of business on such day. It is the responsibility of dealers to transmit redemption requests received by them to the Distributor so they will be received prior to such time. Any change in the redemption price due to failure of the Distributor to receive a sell order prior to such time must be settled between the shareholder and dealer. Shareholders must submit a written redemption request in proper form (as described above under "Written Redemption Requests") to the dealer within three business days after calling the dealer with the sell order. Payment for shares redeemed (less any sales charge, if applicable) will ordinarily be made by check mailed within three business days to the dealer.


  TELEPHONE REDEMPTION REQUESTS. The Fund permits redemption of shares by telephone and for redemption proceeds to be sent to the address of record for the account or to the bank account of record as described below. To establish such privilege, a shareholder must complete the appropriate section of the application accompanying this Prospectus or call the Fund at (800) 421-5666 ((800) 421-2833 for the hearing impaired) to request that a copy of the Telephone Redemption Authorization form be sent to them for completion. To redeem shares, contact the telephone transaction line at (800) 421-5684. VKAC and the Fund employ procedures considered by them to be reasonable to confirm that instructions communicated by telephone are genuine. Such procedures include requiring certain personal identification information prior to acting upon telephone instructions, tape recording telephone communications, and providing written confirmation of instructions communicated by telephone. If reasonable procedures are employed, a shareholder agrees that neither VKAC nor the Fund will be liable for following instructions which it reasonably believes to be genuine. VKAC and the Fund may be liable for any losses due to unauthorized or fraudulent instructions if reasonable procedures are not followed. Telephone redemptions may not be available if the shareholder cannot reach ACCESS by telephone, whether because all telephone lines are busy or for any other reason; in such case, a shareholder would have to use the Fund's other redemption procedures previously described. Requests received by ACCESS prior to 4:00 p.m., New York time, on a regular business day will be processed at the net asset value per share determined that day. These privileges are available for all accounts other than retirement accounts. The telephone redemption privilege is not available for shares represented by certificates. If the shares to be redeemed have been recently purchased by check, ACCESS may delay mailing a redemption check or wiring redemption proceeds until it confirms that the purchase check has cleared, usually a period of up to 15 days. If an account has multiple owners, ACCESS may rely on the instructions of any one owner.

  For redemptions authorized by telephone, amounts of $50,000 or less may be redeemed daily if the proceeds are to be paid by check sent to the shareholders' address of record and amounts of at least $1,000 and up to $1 million may be redeemed daily if the proceeds are to be paid by wire sent to the shareholder's bank account of record. The proceeds must be payable to the shareholder(s) of record. Proceeds from redemptions to be paid by check will ordinarily be mailed within three business days to the shareholder's address of record. Proceeds from redemptions to be paid by wire will ordinarily be wired on the next business day to the shareholder's bank account of record. This privilege is not available if the address of record has been changed within 30 days prior to a telephone redemption request. The Fund reserves the right at any time to terminate, limit or otherwise modify this telephone redemption privilege.


  REDEMPTION UPON DISABILITY. The Fund will waive the CDSC on redemptions following the disability of holders of Class B Shares and Class C Shares. An individual will be considered disabled for this purpose if he or she meets the definition thereof in Section 72(m)(7) of the Code, which in pertinent part defines a person as disabled if such person "is unable to engage in any substantial gainful activity by reason of any medically determinable physical or mental impairment which can be expected to result in death or to be of long-continued and indefinite duration." While the Fund does not specifically adopt the balance of the Code's definition which pertains to furnishing the Secretary of Treasury with such proof as he or she may require, the Distributor will require satisfactory proof of disability before it determines to waive the CDSC on Class B Shares and Class C Shares.

  In cases of disability, the CDSCs on Class B Shares and Class C Shares will be waived where the disabled person is either an individual shareholder or owns the shares as a joint tenant with right of survivorship or is the beneficial owner of a custodial or fiduciary account, and where the redemption is made within one year of the initial determination of disability. This waiver of the CDSC on Class B Shares and Class C Shares applies to a total or partial redemption, but only to redemptions of shares held at the time of the initial determination of disability.



  GENERAL REDEMPTION INFORMATION. The Fund may redeem any shareholder account with a net asset value on the date of the notice of redemption less than the minimum investment as specified by the Trustees. At least 60 days advance written notice of any such involuntary redemption is required and the shareholder is given an opportunity to purchase the required value of additional shares at the next determined net asset value without sales charge. Any applicable CDSC will be deducted from the proceeds of this redemption. Any involuntary redemption may only occur if the shareholder account is less than the minimum investment due to shareholder redemptions.



  REINSTATEMENT PRIVILEGE. Holders of Class A Shares or Class B Shares who have redeemed shares of the Fund may reinstate any portion or all of the net proceeds of such redemption in Class A Shares of the Fund. Holders of Class C Shares who have redeemed shares of the Fund may reinstate any portion or all of the net proceeds of such redemption in Class C Shares of the Fund with credit given for any CDSC paid upon such redemption. Such reinstatement is made at the net asset value (without sales charge except as described under "Shareholder Services -- Exchange Privilege") next determined after the order is received, which must be within 180 days after the date of the redemption. See "Purchase of Shares -- Waiver of Contingent Deferred Sales Charge." Reinstatement at net asset value is also offered to participants in those eligible retirement plans held or administered by Van Kampen American Capital Trust Company for repayment of principal (and interest) on their borrowings on such plans.


------------------------------------------------------------------------------

DISTRIBUTION AND SERVICE PLANS

------------------------------------------------------------------------------

  The Fund has adopted a distribution plan (the "Distribution Plan") with respect to each class of its shares pursuant to Rule 12b-1 under the 1940 Act. The Fund also has adopted a service plan (the "Service Plan") with respect to each class of its shares. The Distribution Plan and the Service Plan provide that the Fund may spend a portion of the Fund's average daily net assets attributable to each class of shares in connection with distribution of the respective class of shares and in connection with the provision of ongoing services to shareholders of each class. The Distribution Plan and the Service Plan are being implemented through an agreement with the Distributor and sub-agreements between the Distributor and brokers, dealers or financial intermediaries (collectively, "Selling Agreements") that may provide for their customers or clients certain services or assistance.

  CLASS A SHARES. The Fund may spend an aggregate amount up to 0.25% per year of the average daily net assets attributable to the Class A Shares of the Fund pursuant to the Distribution Plan and Service Plan. From such amount, the Fund may spend up to 0.25% per year of the Fund's average daily net assets attributable to the Class A Shares pursuant to the Service Plan in connection with the ongoing provision of services to holders of such shares by the Distributor and by brokers, dealers or financial intermediaries and in connection with the maintenance of such shareholders' accounts. The Fund pays the Distributor the lesser of the balance of the 0.25% not paid to such brokers, dealers or financial intermediaries or the amount of the Distributor's actual distribution-related expense.


  CLASS B SHARES. The Fund may spend up to 0.75% per year of the average daily net assets attributable to the Class B Shares of the Fund pursuant to the Distribution Plan. In addition, the Fund may spend up to 0.25% per year of the Fund's average daily net assets attributable to the Class B Shares pursuant to the Service Plan in connection with the ongoing provision of services to holders of such shares by the Distributor and by brokers, dealers or financial intermediaries and in connection with the maintenance of such shareholders' accounts.


  CLASS C SHARES. The Fund may spend up to 0.75% per year of the average daily net assets attributable to the Class C Shares of the Fund pursuant to the Distribution Plan. From such amount, the Fund, or the Distributor as agent for the Fund, pays brokers, dealers or financial intermediaries in connection with the distribution of the Class C Shares up to 0.75% of the Fund's average daily net assets attributable to Class C Shares maintained in the Fund more than one year by such broker's, dealer's or financial intermediary's customers. The Fund pays the Distributor the lesser of the balance of 0.75% not paid to such brokers, dealers or financial intermediaries or the amount of the Distributor's actual distribution-related expense attributable to the Class C Shares. In addition, the Fund may spend up to 0.25% per year of the Fund's average daily net assets attributable to the Class C Shares pursuant to the Service Plan in connection with the ongoing provision of services to holders of such shares by the Distributor and by brokers, dealers or financial intermediaries and in connection with the maintenance of such shareholders' accounts.


  OTHER INFORMATION. Amounts payable to the Distributor with respect to the Class A Shares under the Distribution Plan in a given year may not fully reimburse the Distributor for its actual distribution-related expenses during such year. In such event, with respect to the Class A Shares, there is no carryover of such reimbursement obligations to succeeding years.


  The Distributor's actual expenses with respect to a class of CDSC Shares (for purposes of this section, excluding any Class A Shares that may be subject to a
CDSC) for any given year may exceed the amounts payable to the Distributor with respect to such class of CDSC Shares under the Distribution Plan, the Service Plan and payments received pursuant to the CDSC. In such event, with respect to any such class of CDSC Shares, any unreimbursed expenses will be carried forward and paid by the Fund (up to the amount of the actual expenses incurred) in future years so long as such Distribution Plan is in effect. Except as mandated by applicable law, the Fund does not impose any limit with respect to the number of years into the future that such unreimbursed expenses may be carried forward (on a Fund level basis). Because such expenses are accounted on a Fund level basis, in periods of extreme net asset value fluctuation such amounts with respect to a particular CDSC Share may be greater or less than the amount of the initial commission (including carrying cost) paid by the Distributor with respect to such CDSC Share. In such circumstances, a shareholder of such CDSC Share may be deemed to incur expenses attributable to other shareholders of such class. As of December 31, 1996, there were $408,097 and $6,707 of unreimbursed distribution related expenses with respect to Class B Shares and Class C Shares, respectively, representing 4.52% and 0.94% of the Fund's net assets attributable to Class B Shares and Class C Shares, respectively. If the Distribution Plan was terminated or not continued, the Fund would not be contractually obligated to pay the Distributor for any expenses not previously reimbursed by the Fund or recovered through CDSCs.



  Because the Fund is a series of the Trust, amounts paid to the Distributor as reimbursement for expenses of one series of the Trust may indirectly benefit the other funds which are series of the Trust. The Distributor will endeavor to allocate such expenses among such funds in an equitable manner. The Distributor will not use the proceeds from the CDSC applicable to a particular class of shares to defray distribution-related expenses attributable to any other class of shares. Various federal and state laws prohibit national banks and some state-chartered commercial banks from underwriting or dealing in the Fund's shares. In addition, state securities laws on this issue may differ from the interpretations of federal law, and banks and financial institutions may be required to register as dealers pursuant to state law. In the unlikely event that a court were to find that these laws prevent such banks from providing such services described above, the Fund would seek alternate providers and expects that shareholders would not experience any disadvantage.


------------------------------------------------------------------------------
DISTRIBUTIONS FROM THE FUND
------------------------------------------------------------------------------

  The Fund's present policy, which may be changed at any time by the Board of Trustees, is to declare daily and pay monthly distributions of all or substantially all net investment income of the Fund. Net investment income consists of all interest income, dividends, and other ordinary income earned by the Fund, less all expenses of the Fund attributable to the class of shares in question. Net short-term capital gains, if any, may be distributed throughout the year. Expenses of the Fund are accrued each day. Net realized long-term capital gains, if any, are expected to be distributed, to the extent permitted by applicable law, to shareholders at least annually. Distributions cannot be assured, and the amount of each monthly distribution may vary.

  Distributions with respect to each class of shares will be calculated in the same manner on the same day and will be in the same amount, except that the different distribution and service fees and any incremental administrative expenses relating to each class of shares will be borne exclusively by the respective class and may cause the distributions relating to the different classes of shares to differ. Generally, distributions with respect to a class of shares subject to a higher distribution fee will be lower than distributions with respect to a class of shares subject to a lower distribution fee.


  Investors will be entitled to begin receiving dividends on their shares on the business day after ACCESS receives payments for such shares. However, shares become entitled to dividends on the day ACCESS receives payment for the shares either through a fed wire or NSCC settlement. Shares remain entitled to dividends through the day such shares are processed for payment on redemption.


  Distribution checks may be sent to parties other than the shareholder in whose name the account is registered. Persons wishing to utilize this service should complete the appropriate section of the account application accompanying this Prospectus or available from Van Kampen American Capital Funds, c/o ACCESS P.O. Box 418256, Kansas City, MO 64141-9256. After ACCESS receives this completed form, distribution checks will be sent to the bank or other person so designated by such shareholder.


  PURCHASE OF ADDITIONAL SHARES WITH DISTRIBUTIONS. The Fund will automatically credit monthly distributions and any annual net long-term capital gain distributions to a shareholder's account in additional shares of the Fund valued at net asset value, without a sales charge. Unless a shareholder instructs otherwise, the reinvestment plan is automatic. This instruction may be made by telephone by calling (800) 421-5666 ((800) 421-2833 for the hearing impaired) or in writing to ACCESS. See "Shareholder Services -- Reinvestment Plan."


------------------------------------------------------------------------------
TAX STATUS
------------------------------------------------------------------------------

NEW JERSEY TAXATION


  The following New Jersey income tax discussion is based on the advice of Crummy, Del Deo, Dolan, Griffinger & Vecchione, special New Jersey tax counsel to the Fund.


  Individual shareholders of the Fund, including trusts and estates, who are subject to the New Jersey Gross Income Tax will not be required to include in their New Jersey gross income distributions from the Fund which the Fund clearly identifies as directly attributable to interest or gains from New Jersey municipal securities, obligations of the United States or any other obligations, the interest and gain on which is exempt from New Jersey Gross Income Tax under New Jersey law or federal law, provided that the Fund qualifies as a "qualified investment fund."

  The Fund will qualify as a "qualified investment fund" if, for any calendar year in which a distribution is paid: (1) the Fund has no investments, other than interest-bearing obligations, obligations issued at a discount and cash and cash items, including receivables and financial options, futures, forward contracts, or other similar financial instruments related to interest-bearing obligations, obligations issued at a discount or bond indexes related thereto;
(2) at the close of each quarter of the taxable year the Fund has not less than 80% of the aggregate principal amount of all of its investments (excluding financial options, futures, forward contracts, or other similar financial instruments related to interest-bearing obligations, obligations issued at a discount or bond indexes related thereto to the extent such instruments are authorized by Section 851(b) of the Internal Revenue Code of 1986, cash and cash items, which cash items shall include receivables) in New Jersey municipal securities, or any other obligations, including United States obligations, the interest or gains on which is exempt from New Jersey Gross Income Tax pursuant to New Jersey law or federal law; (3) the Fund does not engage in any prohibited Strategic Transactions (see "Investment Practices"); and (4) the Fund satisfies the certification and reporting requirements imposed by regulations promulgated by the New Jersey Division of Taxation. The Fund intends to so qualify. The Fund must certify annually on or before February 15 to the New Jersey Division of Taxation that for the preceding calendar year the Fund is a "qualified investment fund." The Fund must also advise the Division of Taxation as to amounts distributed for the preceding calendar year to shareholders from income or gain derived from New Jersey and federal obligations. The Fund must also advise its shareholders on or before February 15 of each calendar year that its distributions qualify for exclusion pursuant to New Jersey law regarding qualified investment funds.

  Distributions to individual shareholders, including trusts and estates, who are subject to the New Jersey Gross Income Tax, attributable to interest or gains on municipal obligations issued by states other than New Jersey, including municipalities or authorities in such other states, or any other obligations the interest on which is not exempt from New Jersey Gross Income Tax pursuant to New Jersey law or federal law, will be included as New Jersey gross income for purposes of calculating the New Jersey Gross Income Tax.

  Individual shareholders of the Fund, including trusts and estates, who are subject to the New Jersey Gross Income Tax, will not be required to include in gross income net gains attributable to the sale of shares provided that the Fund qualifies as a "qualified investment fund." Any loss realized on such sale may not be utilized to offset gains realized by such shareholder on the sale of assets the gain on which is subject to the New Jersey Gross Income Tax.

  If an individual holder of shares dies a domiciliary of New Jersey, New Jersey Inheritance Tax and New Jersey Estate Tax may be imposed as a result of the ownership of such shares.

  If a shareholder is a corporation subject to the New Jersey Corporation Business Tax or the New Jersey Corporation Income Tax, distributions of interest or gains, or both, from the Fund will be includable in its entire net income for purposes of the New Jersey Corporation Business Tax or New Jersey Corporation Income Tax, less any interest expense incurred to carry such investment to the extent such interest expense has not been deducted in computing federal taxable income. Net gains derived by such corporation on the sale of its shares will be included in its entire net income for purposes of the New Jersey Corporation Business Tax or New Jersey Corporation Income Tax.

  New Jersey S corporations that are shareholders of the Fund generally will be subject to the Corporation Business Tax at a rate of 2.63% of their entire net income. New Jersey S corporations with entire net income of $100,000 or less for tax years beginning on or after July 1, 1996 will be subject to tax at a rate of 1.13%. However, New Jersey S corporations that are taxed under certain provisions of federal tax law will be subject to the Corporation Business Tax at a rate of 9.0% of their entire net income. Entire net income will include distributions of the Fund and gains on the sale of shares of the Fund.

  The foregoing is a general, abbreviated summary of certain of the provisions of New Jersey law presently in effect as they directly govern the taxation of shareholders of the Fund. The provisions are subject to change by legislative or administrative action, and any such change may be retroactive with respect to Fund transactions.

FEDERAL TAXATION


  The following federal income tax discussion is based on the advice of Skadden, Arps, Slate, Meagher & Flom (Illinois), and reflects applicable federal tax laws.



  The Fund has qualified and intends to continue to qualify each year and to elect to be treated as a regulated investment company under Subchapter M of the Code. To qualify as a regulated investment company, the Fund must comply with certain requirements of the Code relating to, among other things, the source of its income and diversification of its assets.



  If the Fund so qualifies and distributes each year to its shareholders at least 90% of its net investment income (including tax-exempt interest, taxable income and net short-term capital gain, but not net capital gains, which are the excess of net long-term capital gains over net short-term capital losses), it will not be required to pay federal income taxes on any income distributed to shareholders. The Fund intends to distribute at least the minimum amount of net investment income necessary to satisfy the 90% distribution requirement. The Fund will not be subject to federal income tax on any net capital gains distributed to shareholders.



  In order to avoid a 4% excise tax, the Fund will be required to distribute, by December 31 of each year, at least 98% of its ordinary income (not including tax-exempt income) for such year and at least 98% of its capital gain net income (the latter of which generally is computed on the basis of the one-year period ending on October 31 of such year), plus any amounts that were not distributed in previous taxable years. For purposes of the excise tax, any ordinary income or capital gain net income retained by, and subject to federal income tax in the hands of, the Fund will be treated as having been distributed.



  If the Fund failed to qualify as a regulated investment company or failed to satisfy the 90% distribution requirement in any taxable year, the Fund would be taxed as an ordinary corporation on its taxable income (even if such income were distributed to its shareholders) and all distributions out of earnings and profits would be taxed to shareholders as ordinary income. To qualify again as a regulated investment company in a subsequent year, the Fund may be required to pay an interest charge on 50% of its earnings and profits attributable to non-regulated investment company years and would be required to distribute such earnings and profits to shareholders (less any interest charge). In addition, if the Fund failed to qualify as a regulated investment company for its first taxable year or, if immediately after qualifying as a regulated investment company for any taxable year, it failed to qualify for a period greater than one taxable year, the Fund would be required to recognize any net built-in gains (the excess of aggregate gains, including items of income, over aggregate losses that would have been realized if it had been liquidated) in order to qualify as a regulated investment company in a subsequent year.



  Some of the Fund's investment practices are subject to special provisions of the Code that, among other things, may defer the use of certain losses of the Fund and affect the holding period of the securities held by the Fund and the character of the gains or losses realized by the Fund. These provisions may also require the Fund to mark-to-market some of the positions in its portfolio (i.e., treat them as if they were sold for fair market value at the end of the tax-year), which may cause the Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the 90% distribution requirement and the distribution requirements for avoiding income and excise taxes. The Fund will monitor its transactions and may make certain tax elections in order to mitigate the effect of these rules and prevent disqualification of the Fund as a regulated investment company.



  The Fund's ability to dispose of portfolio securities may be limited by the requirement for qualification as a regulated investment company that less than 30% of the Fund's annual gross income be derived from the disposition of securities held for less than three months.



  Investments of the Fund in securities issued at a discount or providing for deferred interest or payment of interest in kind are subject to special tax rules that will affect the amount, timing and character of distributions to shareholders. For example, with respect to securities issued at a discount, the Fund will be required to accrue as income each year a portion of the discount and to distribute such income each year in order to maintain its qualification as a regulated investment company and to avoid income and excise taxes. In order to generate sufficient cash to make distributions necessary to satisfy the 90% distribution requirement and to avoid income and excise taxes, the Fund may have to dispose of securities that it would otherwise have continued to hold. A portion of the discount relating to certain stripped tax-exempt obligations may constitute taxable income when distributed to shareholders.



  DISTRIBUTIONS. The Fund intends to invest in sufficient tax-exempt municipal securities to permit payment of "exempt-interest dividends" (as defined in the Code). Dividends paid by the Fund from the net tax-exempt interest earned from municipal securities qualify as exempt-interest dividends if, at the close of each quarter of its taxable year, at least 50% of the value of the total assets of the Fund consists of municipal securities.



  The Tax Reform Act of 1986 (the "Tax Reform Act") may have an adverse impact upon the Fund and its shareholders. The Tax Reform Act imposed new limitations on the use and investment of the proceeds of state and local government bonds and other funds, which limitations must be satisfied in order to maintain the exclusion from gross income for interest on such bonds. The provisions of the Tax Reform Act generally apply to bonds issued after August 15, 1986. In light of these requirements, bond counsel qualify their opinions as to the federal tax status of bonds issued after August 15, 1986 by making them contingent on the issuer's future compliance with these limitations. Any failure on the part of an issuer to comply could cause the interest on its bonds to become taxable to investors retroactive to the date the bonds were issued.



  Except as provided below, exempt-interest dividends paid to shareholders generally are not includable in the shareholders' gross income for federal income tax purposes. The percentage of the total dividends paid by the Fund during any taxable year that qualify as exempt-interest dividends will be the same for all shareholders of the Fund receiving dividends during such year.



  The Tax Reform Act also makes interest on certain "private-activity bonds" an item of tax preference subject to the alternative minimum tax on individuals and corporations. The Fund invests a portion of its assets in municipal securities subject to this provision so that a portion of its exempt-interest dividends is an item of tax preference to the extent such dividends represent interest received from these private-activity bonds. Accordingly, investment in the Fund could cause shareholders to be subject to (or result in an increased liability under) the alternative minimum tax. The Tax Reform Act also imposed per capita volume limitations on certain private-activity bonds which could limit the amount of such bonds available for investment by the Fund.



  Exempt-interest dividends are included in determining what portion, if any, of a person's social security and railroad retirement benefits will be includable in gross income subject to federal income tax.

  Although exempt-interest dividends generally may be treated by Fund shareholders as items of interest excluded from their gross income, each shareholder is advised to consult his tax adviser with respect to whether exempt-interest dividends retain this exclusion if the purchaser would be treated as a "substantial user" (or a "related person" of a substantial user) of the facilities financed with respect to any of the tax-exempt obligations held by the Fund, or by the Trust if it is required to qualify as a regulated investment company as described below. "Substantial user" is defined under U.S. Treasury Regulations to include a non-exempt person who regularly uses in his trade or business a part of any facilities financed with the tax-exempt obligations and whose gross revenues derived from such facilities exceed five percent of the total revenues derived from the facilities by all users, or who occupies more than 5% of the useable area of the facilities or for whom the facilities or a part thereof were specifically constructed, reconstructed or acquired. Examples of "related persons" include certain related natural persons, affiliated corporations, a partnership and its partners and an S corporation and its shareholders.



  The Omnibus Budget Reconciliation Act of 1993 included certain provisions that requires gains on dispositions of tax-exempt securities purchased at a market discount be treated as ordinary income to the extent of the accrued market discount, if the securities are acquired after April 30, 1993. Such securities were exempt from the market discount rules under prior law. Interest on indebtedness incurred or continued by a shareholder to purchase or carry shares of the Fund is not deductible for federal income tax purposes if the Fund distributes exempt-interest dividends during the shareholder's taxable year. If a shareholder receives an exempt-interest dividend with respect to any shares and such shares are held for six months or less, any short-term capital loss on the sale or exchange of the shares will be disallowed to the extent of the amount of such exempt-interest dividend.



  While the Fund expects that a major portion of its net investment income will constitute tax-exempt interest, a significant portion may consist of investment company taxable income. Distributions of the Fund's net investment company taxable income are taxable to shareholders as ordinary income to the extent of the Fund's earnings and profits, whether paid in cash or reinvested in additional shares. Distributions of the Fund's net capital gains ("capital gains dividends"), if any, are taxable to shareholders as long-term capital gains regardless of the length of time shares of the Fund have been held by such shareholders. Interest on indebtedness which is incurred to purchase or carry shares of a mutual fund which distributes exempt-interest dividends during the year is not deductible for federal income tax purposes. Distributions in excess of the Fund's earnings and profits will first reduce the adjusted tax basis of a holder's shares and, after such adjusted tax basis is reduced to zero, will constitute capital gains to such holder (assuming such shares are held as a capital asset). Tax-exempt shareholders not subject to federal income tax on their income generally will not be taxed on distributions from the Fund.



  Shareholders receiving distributions in the form of additional shares issued by the Fund will be treated for federal income tax purposes as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the distribution date. The basis of such shares will equal the fair market value on the distribution date.



  The Fund will inform shareholders of the source and tax status of all distributions promptly after the close of each calendar year. The aggregate amount of dividends so designated cannot exceed, however, the amount of interest exempt from tax under Section 103 of the Code received by the Fund during the year over any amounts disallowed as deductions under Sections 265 and 171(a)(2) of the Code. Since the percentage of dividends which are "exempt-interest" dividends is determined on an average annual method for the fiscal year, the percentage of income designated as tax-exempt for any particular dividend may be substantially different from the percentage of the Fund's income that was tax exempt during the period covered by the dividend, Fund distributions generally will not qualify for the dividends received deduction for corporations.



  Although dividends generally will be treated as distributed when paid, dividends declared in October, November or December, payable to shareholders of record on a specified date in such month and paid during January of the following year will be treated as having been distributed by the Fund and received by the shareholders on the December 31 prior to the date of payment. In addition, certain other distributions made after the close of a taxable year of the Fund may be "spilled back" and treated as paid by the Fund (except for purposes of the 4% excise tax) during such taxable year. In such case, shareholders will be treated as having received such dividends in the taxable year in which the distribution was actually made.



  The Fund is required, in certain circumstances, to withhold 31% of dividends and certain other payments, including redemptions, paid to shareholders who do not furnish to the Fund their correct taxpayer identification number (in the case of individuals, their social security number) and certain required certifications or who are otherwise subject to backup withholding.



  SALE OF SHARES. The sale of shares (including transfers in connection with a redemption or repurchase of shares) will be a taxable transaction for federal income tax purposes. Selling shareholders will generally recognize gain or loss in an amount equal to the difference between their adjusted tax basis in the shares and the amount received. If such shares are held as a capital asset, the gain or loss will be a capital gain or loss and will be long-term if such shares have been held for more than one year. Any loss realized upon a taxable disposition of shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gains dividends received with respect to such shares. For purposes of determining whether shares have been held for six months or less, the holding period is suspended for any periods during which the shareholder's risk of loss is diminished as a result of holding one or more other positions in substantially similar or related property or through certain options or short sales.

  GENERAL. The federal, state and local income tax discussion set forth above is for general information only. Prospective investors should consult their advisors regarding the specific federal tax consequences of holding and disposing of shares, as well as the effects of state, local and foreign tax law and any proposed tax law changes.


------------------------------------------------------------------------------
FUND PERFORMANCE
------------------------------------------------------------------------------


  From time to time advertisements and other sales materials for the Fund may include information concerning the historical performance of the Fund. Any such information will include the average total return of the Fund calculated on a compounded basis for specified periods of time. Such advertisements and sales material may also include a yield quotation as of a current period. In each case, such total return and yield information, if any, will be calculated pursuant to rules established by the SEC and will be computed separately for each class of the Fund's shares. In lieu of or in addition to total return and yield calculations, such information may include performance rankings and similar information from independent organizations such as Lipper Analytical Services, Inc. or nationally recognized financial publications.



  From time to time, the Fund may include in its sales literature and shareholder reports a quotation of the current "distribution rate" for each class of shares of the Fund. Distribution rate is a measure of the level of income and short-term capital gain dividends, if any, distributed for a specified period. Distribution rate is determined by annualizing the distributions per share for a stated period and dividing the result by the public offering price for the same period. It differs from yield, which is a measure of the income actually earned by the Fund's investments, and from total return, which is a measure of the income actually earned by, plus the effect of any realized and unrealized appreciation or depreciation of such investments during a stated period. Distribution rate is, therefore, not intended to be a complete measure of the Fund's performance. Distribution rate may sometimes be greater than yield since, for instance, it may not include the effect of amortization of bond premiums, and may include non-recurring short-term capital gains and premiums from futures transactions engaged in by the Fund. Distribution rates will be computed separately for each class of the Fund's shares.


  From time to time, the Fund may compare its performance to certain securities and unmanaged indices which may have different risk/reward characteristics than the Fund. Such characteristics may include, but are not limited to, tax features, guarantees, insurance and the fluctuation of principal or return. In addition, from time to time, the Fund may utilize sales literature that includes hypotheticals.


  Further information about the Fund's performance is contained in the Fund's Annual Report and the Fund's Statement of Additional Information, each of which can be obtained without charge by calling (800) 421-5666 ((800) 421-2833 for the hearing impaired).

------------------------------------------------------------------------------
DESCRIPTION OF SHARES OF THE FUND
------------------------------------------------------------------------------

  The Fund is a series of the Van Kampen American Capital Tax Free Trust, a Delaware business trust organized as of May 10, 1995 (the "Trust"). The Fund was originally organized in 1994 under the name Van Kampen Merritt New Jersey Tax Free Income Fund as a sub-trust of Van Kampen Merritt Tax Free Fund, a Massachusetts business trust. The Fund was reorganized as a series of the Trust as of July 31, 1995. Shares of the Trust entitle their holders to one vote per share; however, separate votes are taken by each series on matters affecting an individual series.


  The authorized capitalization of the Fund consists of an unlimited number of shares of beneficial interest, $0.01 par value, divided into three classes, designated Class A Shares, Class B Shares and Class C Shares. Each class of shares represents an interest in the same assets of the Fund and are identical in all respects except that each class bears certain distribution expenses and has exclusive voting rights with respect to its distribution fee. See "Distribution and Service Plans."



  The Fund is permitted to issue an unlimited number of classes of shares. Each class of shares is equal as to earnings, assets and voting privileges, except as noted above, and each class bears the expenses related to the distribution of its shares. There are no conversion, preemptive or other subscription rights, except with respect to the conversion of Class B Shares and certain Class C Shares into Class A Shares as described above. In the event of liquidation, each of the shares of the Fund is entitled to its portion of all of the Fund's net assets after all debt and expenses of the Fund have been paid. Since Class B Shares and Class C Shares pay higher distribution expenses, the liquidation proceeds to holders of Class B Shares and Class C Shares are likely to be lower than to other shareholders.


  The Trust does not contemplate holding regular meetings of shareholders to elect Trustees or otherwise. However, the holders of 10% or more of the outstanding shares may by written request require a meeting to consider the removal of Trustees by a vote of two-thirds of the shares then outstanding cast in person or by proxy at such meeting. The Trust will assist such holders in communicating with other shareholders of the Fund to the extent required by the 1940 Act. More detailed information concerning the Trust is set forth in the Statement of Additional Information.

------------------------------------------------------------------------------
ADDITIONAL INFORMATION
------------------------------------------------------------------------------

  This Prospectus and the Statement of Additional Information do not contain all the information set forth in the Registration Statement filed by the Fund with the SEC under the Securities Act of 1933, as amended. Copies of the Registration Statement may be obtained at a reasonable charge from the SEC or may be examined, without charge, at the office of the SEC in Washington, D.C.

  The fiscal year end of the Fund is December 31. The Fund sends to its shareholders, at least semi-annually, reports showing the Fund's portfolio and other information. An annual report, containing financial statements audited by the Fund's independent auditors, is sent to shareholders each year. After the end of each year, shareholders will receive federal income tax information regarding dividends and capital gains distributions.

  Shareholder inquiries should be directed to Van Kampen American Capital New Jersey Tax Free Income Fund, One Parkview Plaza, Oakbrook Terrace, Illinois 60181, Attn: Correspondence.


  For Automated Telephone Service which provides 24-hour direct dial access to Fund facts and shareholder account information, dial (800) 847-2424. For inquiries through Telecommunications Device for the Deaf (TDD) dial (800) 421-2833.

EXISTING SHAREHOLDERS--
FOR INFORMATION ON YOUR
EXISTING ACCOUNT PLEASE CALL
THE FUND'S TOLL-FREE

NUMBER--(800) 341-2911.


PROSPECTIVE INVESTORS--CALL
YOUR BROKER OR (800) 421-5666.

DEALERS--FOR DEALER
INFORMATION, SELLING
AGREEMENTS, WIRE ORDERS,
OR REDEMPTIONS CALL THE
DISTRIBUTOR'S TOLL-FREE
NUMBER--(800) 421-5666.

FOR SHAREHOLDER AND
DEALER INQUIRIES THROUGH
TELECOMMUNICATIONS
DEVICE FOR THE DEAF (TDD)

DIAL (800) 421-2833.


FOR AUTOMATED TELEPHONE

SERVICES DIAL (800) 847-2424.

VAN KAMPEN AMERICAN CAPITAL
NEW JERSEY TAX FREE
INCOME FUND
One Parkview Plaza
Oakbrook Terrace, IL 60181

Investment Adviser
VAN KAMPEN AMERICAN CAPITAL
INVESTMENT ADVISORY CORP.
One Parkview Plaza
Oakbrook Terrace, IL 60181

Distributor
VAN KAMPEN AMERICAN CAPITAL
DISTRIBUTORS, INC.
One Parkview Plaza
Oakbrook Terrace, IL 60181

Transfer Agent
ACCESS INVESTOR SERVICES, INC.
P.O. Box 418256
Kansas City, MO 64141-9256
Attn: Van Kampen American Capital
     New Jersey Tax Free Income Fund

Custodian
STATE STREET BANK AND
TRUST COMPANY

225 West Franklin Street, P.O. Box 1713

Boston, MA 02105-1713
Attn: Van Kampen American Capital
     New Jersey Tax Free Income Fund

Legal Counsel
SKADDEN, ARPS, SLATE,

MEAGHER & FLOM (ILLINOIS)

333 West Wacker Drive
Chicago, IL 60606


Independent Accountants

KPMG PEAT MARWICK LLP
Peat Marwick Plaza
303 East Wacker Drive
Chicago, IL 60601

 ------------------------------------------------------------------------------

                              NEW JERSEY TAX FREE
                                  INCOME FUND

 ------------------------------------------------------------------------------

                              P R O S P E C T U S


                                 APRIL 30, 1997


          ------  A WEALTH OF KNOWLEDGE - A KNOWLEDGE OF WEALTH  ------
                          VAN KAMPEN AMERICAN CAPITAL
    ------------------------------------------------------------------------

------------------------------------------------------------------------------
                          VAN KAMPEN AMERICAN CAPITAL
                         NEW YORK TAX FREE INCOME FUND
------------------------------------------------------------------------------

    Van Kampen American Capital New York Tax Free Income Fund (the "Fund") is a non-diversified mutual fund, organized as a separate series of Van Kampen American Capital Tax Free Trust. The Fund's investment objective is to provide investors a high level of current income exempt from federal, New York State and New York City income taxes, consistent with preservation of capital. The Fund is designed for investors who are residents of New York for tax purposes. Under normal market conditions, the Fund seeks to achieve its investment objective by investing at least 80% of its assets in a portfolio of New York municipal securities rated investment grade at the time of investment. Investment grade securities are securities rated BBB or higher by Standard & Poor's Ratings Group ("S&P"), Baa or higher by Moody's Investors Service, Inc. ("Moody's") or an equivalent rating by another nationally recognized statistical ratings organization ("NRSRO"). Up to 20% of the Fund's total assets may consist of New York municipal securities rated below investment grade (but not rated lower than B- by S&P, B3 by Moody's or an equivalent rating by another NRSRO) and unrated
                                                       (Continued on next page.)
                               ------------------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE REGULATORS NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE REGULATORS PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               ------------------
    SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, GUARANTEED OR ENDORSED BY, ANY BANK OR DEPOSITORY INSTITUTION; FURTHER, SUCH SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.


    A Statement of Additional Information, dated April 30, 1997, containing additional information about the Fund has been filed with the Securities and Exchange Commission and is hereby incorporated by reference in its entirety into this Prospectus. A copy of the Fund's Statement of Additional Information may be obtained without charge by calling (800) 421-5666 or for Telecommunications Device for the Deaf at (800) 421-2833. The Statement of Additional Information has been filed with the Securities and Exchange Commission ("SEC") and is available along with other related Fund materials at the SEC's internet web site (http.//www.sec.gov).

                               ------------------
                         VAN KAMPEN AMERICAN CAPITAL (SM)

                               ------------------

                    THIS PROSPECTUS IS DATED APRIL 30, 1997.

(Continued from previous page.)

New York municipal securities believed by the Fund's investment adviser to be of comparable quality, which involve special risk considerations. Municipal securities in which the Fund may invest include conventional fixed-rate municipal securities, variable rate municipal securities and other types of municipal securities described herein. See "Municipal Securities." There is no assurance that the Fund will achieve its investment objective.

  The investment adviser for the Fund is Van Kampen American Capital Investment Advisory Corp. This Prospectus sets forth the information about the Fund that a prospective investor should know before investing in the Fund. Please read it carefully and retain it for future reference. The address of the Fund is One Parkview Plaza, Oakbrook Terrace, Illinois 60181, and its telephone number is
(800) 421-5666.

------------------------------------------------------------------------------
                               TABLE OF CONTENTS
------------------------------------------------------------------------------


                                                              PAGE
                                                              ----
Prospectus Summary..........................................    4
Shareholder Transaction Expenses............................    6
Annual Fund Operating Expenses and Example..................    7
Financial Highlights........................................    9
The Fund....................................................   10
Investment Objective and Policies...........................   10
Municipal Securities........................................   13
Investment Practices........................................   16
Special Considerations Regarding the Fund...................   20
Investment Advisory Services................................   22
Alternative Sales Arrangements..............................   24
Purchase of Shares..........................................   25
Shareholder Services........................................   35
Redemption of Shares........................................   39
Distribution and Service Plans..............................   43
Distributions from the Fund.................................   45
Tax Status..................................................   46
Description of Shares of the Fund...........................   51
Additional Information......................................   52


  NO DEALER, SALESMAN OR ANY OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS, OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, IN CONNECTION WITH THE OFFER CONTAINED IN THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND, THE ADVISER, OR THE DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER BY THE FUND OR BY THE DISTRIBUTOR TO SELL OR A SOLICITATION OF AN OFFER TO BUY ANY OF THE SECURITIES OFFERED HEREBY IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS UNLAWFUL FOR THE FUND TO MAKE SUCH AN OFFER IN SUCH JURISDICTION.

------------------------------------------------------------------------------
                               PROSPECTUS SUMMARY
------------------------------------------------------------------------------

THE FUND. Van Kampen American Capital New York Tax Free Income Fund (the "Fund") is a non-diversified mutual fund organized as a separate series of Van Kampen American Capital Tax Free Trust (the "Trust").

INVESTMENT OBJECTIVE. The Fund's investment objective is to provide investors a high level of current income exempt from federal, New York State and New York City income taxes, consistent with preservation of capital.

INVESTMENT POLICIES. The Fund is designed for investors who are residents of New York for tax purposes. Under normal market conditions, the Fund seeks to achieve its investment objective by investing at least 80% of its assets in a portfolio of New York municipal securities rated investment grade at the time of investment. Investment grade securities are securities rated BBB or higher by Standard & Poor's Ratings Group ("S&P"), Baa or higher by Moody's Investors Service, Inc. ("Moody's") or an equivalent rating by another nationally recognized statistical rating organization ("NRSRO"). Up to 20% of the Fund's total assets may consist of New York municipal securities rated below investment grade (but not rated lower than B- by S&P, B3 by Moody's or an equivalent rating by another NRSRO) and unrated New York municipal securities that the Fund's investment adviser believes are of comparable quality, which involve special risk considerations. Up to 20% of the Fund's assets may be invested in municipal securities that are subject to federal alternative minimum tax. See "Investment Objective and Policies," "Municipal Securities" and "Special Considerations Regarding the Fund."

INVESTMENT RESULTS. The investment results of the Fund are shown in table of "Financial Highlights".

PURCHASE OF SHARES. Shares of the Fund are offered through Van Kampen American Capital Distributors, Inc. (the "Distributor"), as principal underwriter, and through selected brokers and dealers. The offering price is the net asset value per share next determined following receipt plus a sales charge which, at the option of the investor, may be imposed at the time of purchase or on a contingent deferred basis. Investors may elect to purchase Class A Shares, Class B Shares or Class C Shares, each with different sales charges and expenses. The minimum initial investment is $500 for each class of shares and the minimum for each subsequent investment is $25 for each class of shares (or less as described under "Purchase of Shares"). The different classes of shares permit an investor to choose the method of purchasing shares that is more beneficial to the investor, taking into account the amount of the purchase, the length of time the investor expects to hold the shares and other circumstances. See "Purchase of Shares."


INVESTMENT ADVISER. Van Kampen American Capital Investment Advisory Corp. (the "Adviser") is the Fund's investment adviser.

SPECIAL RISK FACTORS. Up to 20% of the Fund's assets may consist of New York securities rated below investment grade (but not rated lower than B- by S&P, B3 by Moody's or an equivalent rating by another NRSRO) and unrated New York municipal securities considered by the Adviser to be of comparable quality. In addition, the Fund may invest up to 20% of its assets in certain derivative securities such as inverse floaters. Investment in such lower grade New York municipal securities and derivative securities involves significant risks. Furthermore, under normal market conditions, the Fund will invest substantially all of its assets in New York municipal securities, and therefore it will be more susceptible to factors adversely affecting issuers of New York municipal securities than a municipal securities fund that does not invest in New York municipal securities to this degree. There can be no assurance that the Fund will achieve its objective. See "Special Considerations Regarding the Fund."


  The foregoing is qualified in its entirety by reference to the more detailed information appearing elsewhere in this Prospectus.

------------------------------------------------------------------------------
SHAREHOLDER TRANSACTION EXPENSES
------------------------------------------------------------------------------

                                  CLASS A      CLASS B        CLASS C
                                  SHARES        SHARES         SHARES
                                  -------      -------        -------
Maximum sales charge imposed on
  purchases (as a percentage of
  the offering price)...........   4.75%(1)      None           None
Maximum sales charge imposed on
  reinvested dividends (as a
  percentage of the offering
  price)........................    None       None(3)        None(3)
Deferred sales charge (as a
  percentage of the lesser of
  the original purchase price or
  redemption proceeds)..........    None(2)      Year           Year
                                               1--4.00%       1--1.00%
                                                 Year       After--None
                                               2--3.75%
                                                 Year
                                               3--3.50%
                                                 Year
                                               4--2.50%
                                                 Year
                                               5--1.50%
                                                 Year
                                               6--1.00%
                                             After--None
Redemption fees (as a percentage
  of amount redeemed)...........    None         None           None
Exchange fees...................    None         None           None

------------------------------------------------------------------------------
(1) Reduced on investments of $100,000 or more. See "Purchase of Shares -- Class A Shares."


(2) Investments of $1 million or more are not subject to a sales charge at the time of purchase, but a CDSC of 1.00% may be imposed on redemptions made within one year of the purchase. See "Purchases of Shares -- Deferred Sales Charge Alternative -- Class A Share Purchases of $1 Million or More".



(3) CDSC Shares received as reinvested dividends are subject to a 12b-1 fee, a portion of which may indirectly pay for the initial sales commission incurred on behalf of the investor. See "Distribution and Service Plans."

------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES AND EXAMPLE
------------------------------------------------------------------------------


                                                CLASS A   CLASS B   CLASS C
                                                SHARES    SHARES    SHARES
                                                -------   -------   -------
Management Fees (as a percentage of average
  daily net assets)(1)........................   0.00%     0.00%     0.00%
12b-1 Fees (as a percentage of average daily
  net assets)(1)(2)...........................   0.25%     1.00%     1.00%
Other Expenses (as a percentage of average
  daily net assets)(1)........................   0.15%     0.16%     0.16%
Total Expenses (as a percentage of average
  daily net assets)(1)........................   0.40%     1.16%     1.16%


------------------------------------------------------------------------------

(1) Expenses include a waiver of $101,692 of "Management Fees" and assumption of $156,322 of "Other Expenses" by the Adviser. If the Adviser did not waive fees for the fiscal year ending December 31, 1996, the "Management Fees" would have been 0.60% for each class of shares "Other Expenses" would have been 0.97% for Class A Shares, 1.00% for Class B Shares and 1.01% for Class C Shares and "Total Expenses" would have been 1.82% for Class A Shares, 2.60% for Class B Shares and 2.61% for Class C Shares.



(2) Includes a service fee of up to 0.25% (as a percentage of net asset value) paid by the Fund as compensation for ongoing services rendered to investors. With respect to each class of shares, amounts in excess of 0.25%, if any, represent an asset based sales charge. The asset based sales charge with respect to Class C Shares includes 0.75% (as a percentage of net asset value) paid to investors' broker-dealers as sales compensation.

EXAMPLE:


                                               ONE    THREE   FIVE     TEN
                                               YEAR   YEARS   YEARS   YEARS
                                               ----   -----   -----   -----
    You would pay the following expenses on a
      $1,000 investment, assuming (i) an
      operating expense ratio of 0.40% for
      Class A Shares, 1.16% for Class B
      Shares and 1.16% for Class C Shares,
      (ii) 5% annual return and (iii)
      redemption at the end of each time
      period:
      Class A Shares.........................  $51     $60     $69    $ 96
      Class B Shares.........................  $52     $72     $79    $120*
      Class C Shares.........................  $22     $37     $64    $141
    You would pay the following expenses on
      the same $1,000 investment assuming no
      redemption at the end of each period:
      Class A Shares.........................  $51     $60     $69    $ 96
      Class B Shares.........................  $12     $37     $64    $120*
      Class C Shares.........................  $12     $37     $64    $141


------------------------------------------------------------------------------

* Based on conversion to Class A Shares after eight years.



  The purpose of the foregoing table is to assist an investor in understanding the various costs and expenses that an investor in the Fund will bear directly or indirectly. The "Example" reflects expenses based on the "Annual Fund Operating Expenses" table as shown above carried out to future years. As Fund assets increase, the fees waived or expenses reimbursed by the Adviser are expected to decrease. Accordingly, it is unlikely that future expenses as projected will remain consistent with those determined based on the "Annual Fund Operating Expense" table. The ten year amount with respect to Class B Shares of the Fund reflects the lower aggregate 12b-1 and service fees applicable to such shares after conversion to Class A Shares. THE INFORMATION CONTAINED IN THE ABOVE TABLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN. For a more complete description of such costs and expenses, see "Purchase of Shares," "Redemption of Shares," "Investment Advisory Services" and "Distribution and Service Plans."

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (for a share outstanding throughout the periods)
--------------------------------------------------------------------------------
  The following schedule presents financial highlights for one Class A Share, one Class B Share and one Class C Share of the Fund outstanding throughout each of the periods indicated. The financial highlights have been audited by KPMG Peat Marwick LLP, independent certified public accountants, for each of the periods indicated and their report thereon appears in the Statement of Additional Information. This information should be read in conjunction with the financial statements and related notes thereto included in the Statement of Additional Information.

                                                 CLASS A SHARES                                 CLASS B SHARES
                                  --------------------------------------------   --------------------------------------------
                                                                JULY 29, 1994                                  JULY 29, 1994
                                                                (COMMENCEMENT                                  (COMMENCEMENT
                                                                OF INVESTMENT                                  OF INVESTMENT
                                   YEAR ENDED     YEAR ENDED    OPERATIONS) TO    YEAR ENDED     YEAR ENDED    OPERATIONS) TO
                                  DECEMBER 31,   DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                      1996           1995            1994            1996           1995            1994
                                  ------------   ------------   --------------   ------------   ------------   --------------
Net Asset Value, Beginning of
 Period..........................   $15.048        $13.579          $14.300        $15.046        $13.578          $14.300
                                    -------        -------          -------        -------        -------          -------
 Net Investment Income...........      .816           .821             .302           .704           .713             .263
 Net Realized and Unrealized
   Gain/Loss on Investments......     (.074)         1.476            (.722)         (.068)         1.476            (.722)
                                    -------        -------          -------        -------        -------          -------
Total from Investment
 Operations......................      .742          2.297            (.420)          .636          2.189            (.459)
Less Distributions from and in
 Excess of Net Investment Income
 (Note 1)........................      .798           .828             .301           .690           .721             .263
                                    -------        -------          -------        -------        -------          -------
Net Asset Value, End of Period...   $14.992        $15.048          $13.579        $14.992        $15.046          $13.578
                                    =======        =======          =======        =======        =======          =======
Total Return(a)(b)...............     5.14%         17.33%           (2.93%)(c)      4.37%         16.47%           (3.20%)(c)
Net Assets at End of Period (in
 millions).......................   $   7.7        $   5.4          $   2.9        $  10.1        $   9.7          $   8.1
Ratio of Expenses to Average Net
 Assets(a).......................      .31%           .21%             .26%          1.07%           .93%             .96%
Ratio of Net Investment Income to
 Average Net Assets(a)...........     5.56%          5.63%            5.27%          4.79%          4.93%            4.58%
Portfolio Turnover...............      126%            51%              68%(c)        126%            51%              68%(c)
(a) If certain expenses had not been assumed by the Adviser, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net
 Assets..........................     1.82%          2.10%            2.73%          2.60%          2.82%            3.42%
Ratio of Net Investment Income to
 Average Net Assets..............     4.04%          3.74%            2.81%          3.26%          3.04%            2.12%

                                                  CLASS C SHARES
                                   --------------------------------------------
                                                                 JULY 29, 1994
                                                                 (COMMENCEMENT
                                                                 OF INVESTMENT
                                    YEAR ENDED     YEAR ENDED    OPERATIONS) TO
                                   DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                       1996           1995            1994
                                   ------------   ------------   --------------
Net Asset Value, Beginning of
 Period..........................    $15.041        $13.579          $14.300
                                     -------        -------          -------
 Net Investment Income...........       .701           .711             .267
 Net Realized and Unrealized
   Gain/Loss on Investments......      (.060)         1.472            (.725)
                                     -------        -------          -------
Total from Investment
 Operations......................       .641          2.183            (.458)
Less Distributions from and in
 Excess of Net Investment Income
 (Note 1)........................       .690           .721             .263
                                     -------        -------          -------
Net Asset Value, End of Period...    $14.992        $15.041          $13.579
                                     =======        =======          =======
Total Return(a)(b)...............      4.44%         16.39%           (3.20%)(c)
Net Assets at End of Period (in
 millions).......................    $    .4        $    .4          $    .2
Ratio of Expenses to Average Net
 Assets(a).......................      1.08%           .98%             .96%
Ratio of Net Investment Income to
 Average Net Assets(a)...........      4.78%          4.81%            4.58%
Portfolio Turnover...............       126%            51%              68%(c)
(a) If certain expenses had not b
    been as follows:
Ratio of Expenses to Average Net
 Assets..........................      2.61%          2.86%            3.42%
Ratio of Net Investment Income to
 Average Net Assets..............      3.25%          2.93%            2.12%


-------------------

(b) Total return is based upon net asset value which does not include payment of the maximum sales charge or contingent deferred sales charge.


(c) Non-Annualized

------------------------------------------------------------------------------
THE FUND
------------------------------------------------------------------------------

  Van Kampen American Capital New York Tax Free Income Fund (the "Fund") is a non-diversified, separate series of Van Kampen American Capital Tax Free Trust (the "Trust"), an open-end management investment company, commonly known as a "mutual fund," organized as a Delaware business trust. Mutual funds sell their shares to investors and invest the proceeds in a portfolio of securities. A mutual fund allows investors to pool their money with that of other investors in order to obtain professional investment management. Mutual funds generally make it possible for investors to obtain greater diversification of their investments and to simplify their recordkeeping.

  Van Kampen American Capital Investment Advisory Corp. (the "Adviser") provides investment advisory and administrative services to the Fund. The Adviser and its affiliates also act as investment adviser to other mutual funds distributed by Van Kampen American Capital Distributors, Inc. (the "Distributor"). To obtain prospectuses and other information on any of these other funds, please call the telephone number on the cover page of the Prospectus.

------------------------------------------------------------------------------
INVESTMENT OBJECTIVE AND POLICIES
------------------------------------------------------------------------------

  The investment objective of the Fund is to provide investors a high level of current income exempt from federal, New York State and New York City income taxes, consistent with preservation of capital. The Fund's investment objective is a fundamental policy and may not be changed without shareholder approval of the holders of a majority of the Fund's outstanding voting securities, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is designed for investors who are residents of New York for tax purposes. An investment in the Fund may not be appropriate for all investors. The Fund is not intended to be a complete investment program, and investors should consider their long-term investment goals and financial needs when making an investment decision with respect to the Fund. An investment in the Fund is intended to be a long-term investment and should not be used as a trading vehicle.

  Under normal market conditions, the Fund will invest at least 80% of its total assets in New York municipal securities rated investment grade at the time of investment. Investment grade securities are securities rated BBB or higher by Standard & Poor's Ratings Group ("S&P"), Baa or higher by Moody's Investors Service, Inc. ("Moody's") or have an equivalent rating by another nationally recognized statistical rating organization ("NRSRO") in the case of long-term obligations, and have equivalent ratings in the case of short-term obligations. According to published guidelines, securities rated BBB by S&P are regarded by S&P as having an adequate capacity to pay interest and repay principal. Whereas such securities normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely, in the opinion of S&P, to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories. According to published guidelines, securities rated Baa by Moody's are considered by Moody's as medium grade obligations. Such securities are, in the opinion of Moody's, neither highly protected nor poorly secured. Interest payments and principal security appear to Moody's to be adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. In the opinion of Moody's they lack outstanding investment characteristics and in fact have speculative characteristics as well. The Fund's policy with respect to ratings is not a fundamental policy, and thus may be changed by the Trustees without shareholder approval.

  Up to 20% of the Fund's total assets may be invested in New York municipal securities rated below investment grade (but not rated lower than B- by S&P, B3 by Moody's or an equivalent rating by another NRSRO) and unrated New York municipal securities that the Adviser considers to be of comparable quality to such securities. According to published guidelines, securities rated below investment grade are regarded by S&P, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. While in the opinion of S&P such securities will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. According to published guidelines, securities rated below investment grade are regarded by Moody's as generally lacking characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the securities' contract over any long period of time may, in the opinion of Moody's, be small. Debt securities rated below investment grade are commonly referred to as "junk bonds." For a description of S&P's and Moody's ratings see the Statement of Additional Information. From time to time the Fund temporarily may also invest up to 10% of its assets in tax exempt money market funds. Such instruments will be treated as investments in municipal securities.

  The Adviser will buy and sell securities for the Fund's portfolio with a view to seeking a high level of current income exempt from federal, New York State and New York City income taxes and will select securities which the Adviser believes entail reasonable credit risk considered in relation to the investment policies of the Fund. As a result, the Fund will not necessarily invest in the highest yielding New York municipal securities permitted by its investment policies if the Adviser determines that market risks or credit risks associated with such investments would subject the Fund's portfolio to undue risk. The potential for realization of capital gains resulting from possible changes in interest rates will not be a major consideration. Other than for tax purposes, frequency of portfolio turnover generally will not be a limiting factor if the Fund considers it advantageous to purchase or sell securities. The Fund anticipates that its annual portfolio turnover rate normally will be less than 200%. A high rate of portfolio turnover involves correspondingly greater brokerage commission expenses or dealer costs than a lower rate, which expenses and costs must be borne by the Fund and its shareholders. High portfolio turnover may also result in the realization of substantial net short-term capital gains and any distributions resulting from such gains will be taxable. See "Tax Status" in this Prospectus and "Investment Policies and Restrictions" in the Statement of Additional Information.

  At times, conditions in the markets for New York municipal securities may, in the Adviser's judgment, make pursuing the Fund's basic investment strategy inconsistent with the best interests of its shareholders. At such times, the Adviser may use alternative strategies primarily designed to reduce fluctuations in the value of the Fund's assets. In implementing these "defensive" strategies, the Fund may invest to a substantial degree in high-quality, short-term New York municipal obligations. If these high-quality, short-term New York municipal obligations are not available or, in the Adviser's judgment, do not afford sufficient protection against adverse market conditions, the Fund may invest in high quality municipal securities of issuers other than issuers of New York municipal securities. Furthermore, if such high-quality municipal securities are not available or, in the Adviser's judgment, do not afford sufficient protection against adverse market conditions, the Fund may invest in taxable obligations. Such taxable obligations may include: obligations of the U.S. Government, its agencies or instrumentalities; other debt securities rated within the four highest categories by either S&P or Moody's (or comparably rated by another NRSRO); commercial paper rated in the highest grade by either rating service (or comparably rated by another NRSRO); certificates of deposit and bankers' acceptances; repurchase agreements with respect to any of the foregoing investments; or any other fixed-income securities that the Adviser considers consistent with such strategy. To the extent that the Fund invests a substantial portion of its assets in municipal securities other than New York municipal securities or in taxable securities for temporary defensive purposes, the Fund will not be invested in a manner primarily designed to achieve a high level of current income exempt from federal, New York State and New York City income taxes.


  The table below sets forth the percentages of the Fund's assets invested during the fiscal year ended December 31, 1996 in the various Moody's and S&P rating categories and in unrated securities determined by the Adviser to be of comparable quality. The percentages are based on the dollar-weighted average of credit ratings of all Municipal Securities held by the Fund during the fiscal year ended December 31, 1996, computed on a monthly basis.



                                                   YEAR ENDED
                                               DECEMBER 31, 1996
                                   ------------------------------------------
                                                        UNRATED SECURITIES OF
                                    RATED SECURITIES     COMPARABLE QUALITY
             RATING                AS A PERCENTAGE OF    AS A PERCENTAGE OF
            CATEGORY                PORTFOLIO VALUE        PORTFOLIO VALUE
            --------               ------------------   ---------------------
AAA/Aaa..........................        46.0%                   0.0%
AA/Aa............................         9.0%                   0.0%
A/A..............................         6.9%                   0.0%
BBB/Baa..........................        26.4%                   2.5%
BB/Ba............................         0.0%                   9.2%
B/B..............................         0.0%                   0.0%
CCC/Caa..........................         0.0%                   0.0%
CC/Ca............................         0.0%                   0.0%
C/C..............................         0.0%                   0.0%
D................................         0.0%                   0.0%
                                        ------                 ------
Percentage of Rated and Unrated
  Securities.....................        88.3%                  11.7%
                                        ======                 ======



  Securities rated D are in default, and payment of interest or repayment of principal is in arrears. Securities that are in default or with respect to which payment of interest or repayment of principal is in arrears present special risk considerations. The Fund may incur additional expenses to the extent that it is required to seek recovery of interest or principal, and the Fund may be unable to obtain full recovery thereof. See "Municipal Securities--Special Considerations Regarding Medium and Lower Grade Municipal Securities."



  The portfolio composition shown in the table above reflects the allocation of assets by the Fund during a period of relative instability in the market for medium and lower grade securities. The percentage of the Fund's assets invested in securities of various grades may from time to time vary substantially from those set forth above.


------------------------------------------------------------------------------
MUNICIPAL SECURITIES
------------------------------------------------------------------------------

  GENERAL. Municipal securities are obligations issued by or on behalf of states, territories or possessions of the United States, the District of Columbia and their political subdivisions, agencies and instrumentalities, the interest on which, in the opinion of bond counsel or other counsel to the issuer of such securities is, at the time of issuance, exempt from federal income tax. New York municipal securities are municipal securities the interest on which, in the opinion of bond counsel or other counsel to the issuers of such securities, is at the time of issuance exempt from New York State and New York City individual income tax. Under normal market conditions, at least 80% of the Fund's assets will be invested in New York municipal securities. The policy stated in the foregoing sentence is a fundamental policy of the Fund and cannot be changed without approval of the shareholders of the Fund. Up to 20% of the Fund's assets may be invested in municipal securities that are subject to the federal alternative minimum tax.

  The two principal classifications of municipal securities are "general obligation" and "revenue" securities. "General obligation" securities are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest. "Revenue" securities are usually payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source. Industrial development bonds are usually revenue securities, the credit quality of which is normally directly related to the credit standing of the industrial user involved.

  Within these principal classifications of municipal securities, there are a variety of types of municipal securities, including fixed and variable rate securities, municipal notes, municipal leases, custodial receipts, participation certificates and derivative municipal securities the terms of which include elements of, or are similar in effect to, certain Strategic Transactions (as defined below) in which the Fund may engage. Variable rate securities bear rates of interest that are adjusted periodically according to formulae intended to reflect market rates of interest. The Fund may also invest in derivative variable rate securities such as inverse floaters whose rates vary inversely with changes in market rates of interest. When market rates of interest decrease, the change in value of such securities will have a positive effect on the net asset value of the Fund and when market rates of interest increase, the change in value of such securities will have a negative effect on the net asset value of the Fund. The extent of increases and decreases in the value of inverse floaters and the corresponding change to the net asset value of the Fund generally will be larger than comparable changes in the value of an equal principal amount of a fixed rate municipal security having similar credit quality, redemption provisions and maturity. The Fund will not invest more than 20% of its total assets in securities whose rates vary inversely with changes in market rates of interest.

  Municipal notes include tax, revenue and bond anticipation notes of short maturity, generally less than three years, which are issued to obtain temporary funds for various public purposes. Municipal leases are obligations issued by state and local governments or authorities to finance the acquisition of equipment and facilities. Certain municipal lease obligations may include "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. Custodial receipts are underwritten by securities dealers or banks and evidence ownership of future interest payments, principal payments or both on certain municipal securities. Participation certificates are obligations issued by state or local governments or authorities to finance the acquisition of equipment and facilities. They may represent participations in a lease, an installment purchase contract, or a conditional sales contract. Municipal securities may not be backed by the faith, credit and taxing power of the issuer. Other than as set forth above, there is no limitation with respect to the amount of the

Fund's assets that may be invested in the foregoing types of municipal securities. Certain of the municipal securities in which the Fund may invest represent relatively recent innovations in the municipal securities markets and the markets for such securities may be less developed than the market for conventional fixed rate municipal securities. A more detailed description of the types of municipal securities in which the Fund may invest is included in the Statement of Additional Information.

  Under normal market conditions, longer term municipal securities generally provide a higher yield than shorter term municipal securities, and therefore the Fund generally expects to invest primarily in longer term municipal securities. The Fund will, however, invest in shorter term municipal securities when it believes market conditions warrant such investments. The net asset value of the Fund will change with changes in the value of its portfolio securities. Because the Fund will invest primarily in fixed income municipal securities, the net asset value of the Fund can be expected to change as general levels of interest rates fluctuate. When interest rates decline, the value of a portfolio invested in fixed income securities generally can be expected to rise. Conversely, when interest rates rise, the value of a portfolio invested in fixed income securities generally can be expected to decline. The prices of longer term municipal securities generally are more volatile with respect to changes in interest rates than the prices of shorter term municipal securities. Volatility may be greater during periods of general economic uncertainty.

  Although at least 80% of the municipal securities in which the Fund may invest will be rated investment grade at the time of investment, municipal securities, like other debt obligations, are subject to the risk of non-payment. The ability of issuers of municipal securities to make timely payments of interest and principal may be adversely impacted in general economic downturns and as relative governmental cost burdens are allocated and reallocated among federal, state and local governmental units. Such non-payment would result in a reduction of income to the Fund, and could result in a reduction in the value of the municipal securities experiencing non-payment and a potential decrease in the net asset value of the Fund.

  Up to 20% of the Fund's assets may be invested in municipal securities that are subject to the federal alternative minimum tax. The Fund may not be a suitable investment for investors who are already subject to the federal alternative minimum tax or who would become subject to the federal alternative minimum tax as a result of an investment in the Fund. In addition, income earned or deemed to be earned with respect to the Fund's Strategic Transactions, if any, will be taxable. See "Tax Status."

  From time to time, proposals have been introduced before Congress that would have the effect of reducing or eliminating the federal tax exemption on municipal securities. If such a proposal were enacted, the ability of the Fund to pay tax exempt interest dividends might be adversely affected.

  LOWER GRADE MUNICIPAL SECURITIES. The Fund may invest up to 20% of its total assets in New York municipal securities rated below investment grade (but not rated lower than B- by S&P or B3 by Moody's or an equivalent rating by another NRSRO) or in unrated New York municipal securities considered by the Adviser to be of comparable quality to such securities. Higher yields are generally available from municipal securities of such grade. With respect to such 20% of the Fund's total assets, the Fund has not established any limit on the percentage of its portfolio which may be invested in securities in any one rating category or comparable unrated securities.

  Investors should carefully consider the risks of owning shares of an investment company which invests in lower grade municipal securities before making an investment in the Fund. The higher yield on certain securities held by the Fund reflects a greater possibility that the financial condition of the issuer, or adverse changes in general economic conditions, or both, may impair the ability of the issuer to make payments of income and principal. See "Special Considerations Regarding the Fund."

  The Adviser seeks to minimize the risks involved in investing in lower grade municipal securities through diversification and careful investment analysis. To the extent that there is no established retail market for some of the lower grade municipal securities in which the Fund may invest, trading in such securities may be relatively inactive. The Adviser is responsible for determining the net asset value of the Fund, subject to the supervision of the Board of Trustees of the Trust. During periods of reduced market liquidity and in the absence of readily available market quotations for lower grade municipal securities held in the Fund's portfolio, the ability of the Adviser to value the Fund's securities becomes more difficult and the Adviser's use of judgment may play a greater role in the valuation of the Fund's securities due to the reduced availability of reliable objective data. The effects of adverse publicity and investor perceptions may be more pronounced for securities for which no established retail market exists as compared with the effects on securities for which such a market does exist. Further, the Fund may have more difficulty selling such securities in a timely manner and at their stated value than would be the case for securities for which an established retail market does exist. See "Special Considerations Regarding the Fund."

------------------------------------------------------------------------------
INVESTMENT PRACTICES
------------------------------------------------------------------------------

  In connection with the investment policies described above, the Fund also may engage in strategic transactions and purchase and sell securities on a "when issued" and "delayed delivery" basis. These investments entail risks. Strategic transactions generally will not be treated as investments in New York municipal securities for purposes of the Fund's 80% investment policy with respect thereto.

  STRATEGIC TRANSACTIONS. The Fund may purchase and sell derivative instruments such as exchange-listed and over-the-counter put and call options on securities, financial futures, fixed-income indices and other financial instruments, purchase and sell financial futures contracts and enter into various interest rate transactions such as swaps, caps, floors or collars. Collectively, all of the above are referred to as "Strategic Transactions." Strategic Transactions may be used to attempt to protect against possible changes in the market value of securities held in or to be purchased for the Fund's portfolio resulting from securities markets, to protect the Fund's unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of the Fund's portfolio, or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities. Any or all of these investment techniques may be used at any time and there is no particular strategy that dictates the use of one technique rather than another, as use of any Strategic Transaction is a function of numerous variables including market conditions. The ability of the Fund to utilize these Strategic Transactions successfully will depend on the Adviser's ability to predict pertinent market movements, which cannot be assured. The Fund will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments.

  Strategic Transactions have risks associated with them including possible default by the other party to the transaction, illiquidity and, to the extent the Adviser's view as to certain market movements is incorrect, the risk that the use of such Strategic Transactions could result in losses greater than if they had not been used. Use of put and call options may result in losses to the Fund, force the sale of portfolio securities at inopportune times or for prices other than at current market values, limit the amount of appreciation the Fund can realize on its investments or cause the Fund to hold a security it might otherwise sell. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of the Fund creates the possibility that losses on the hedging instrument may be greater than gains in the value of the Fund's position. In addition, futures and options markets may not be liquid in all circumstances and certain over-the-counter options may have no markets. As a result, in certain markets, the Fund might not be able to close out a transaction without incurring substantial losses, if at all. Although the contemplated use of these futures contracts and options thereon should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in value of such position. Finally, the daily variation margin requirements for futures contracts would create a greater ongoing potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium. Losses resulting from the use of Strategic Transactions would reduce net asset value, and possibly income, and such losses can be greater than if the Strategic Transactions had not been utilized. The Strategic Transactions that the Fund may use and some of their risks are described more fully in the Fund's Statement of Additional Information.

  Income earned or deemed to be earned, by the Fund from, among other things, its Strategic Transactions and temporary defensive strategies, if any, generally will be taxable income of the Fund. See "Tax Status."


  "WHEN ISSUED" AND "DELAYED DELIVERY" TRANSACTIONS. The Fund may also purchase and sell municipal securities on a "when issued" and "delayed delivery" basis. No income accrues to the Fund on municipal securities in connection with such transactions prior to the date the Fund actually takes delivery of such securities. These transactions are subject to market fluctuation; the value of the municipal securities at delivery may be more or less than their purchase price, and yields generally available on municipal securities when delivery occurs may be higher than yields on the municipal securities obtained pursuant to such transactions. Because the Fund relies on the buyer or seller, as the case may be, to consummate the transaction, failure by the other party to complete the transaction may result in the Fund missing the opportunity of obtaining a price or yield considered to be advantageous. When the Fund is the buyer in such a transaction, however, it will maintain, in a segregated account with its custodian, cash or liquid securities having an aggregate value equal to the amount of such purchase commitments until payment is made. The Fund will make commitments to purchase municipal securities on such basis only with the intention of actually acquiring these securities, but the Fund may sell such securities prior to the settlement date if such sale is considered to be advisable. To the extent the Fund engages in "when issued" and "delayed delivery" transactions, it will do so for the purpose of acquiring securities for the Fund's portfolio consistent with the Fund's investment objectives and policies and not for the purposes of investment leverage. No specific limitation exists as to the percentage of the Fund's assets which may be used to acquire securities on a "when issued" or "delayed delivery" basis.


  RESTRICTED AND ILLIQUID SECURITIES. The Fund may invest up to 15% of its net assets in illiquid securities including securities the disposition of which is subject to substantial legal or contractual restrictions on resale and securities that are not readily marketable. The sale of restricted and illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale.

  OTHER PRACTICES. The Fund may borrow amounts up to 5% of its net assets in order to pay for redemptions when liquidation of portfolio securities is considered disadvantageous or inconvenient and may pledge up to 10% of its net assets to secure such borrowings.

  Under normal market conditions, the Fund will invest substantially all of its assets in New York municipal securities. The Fund generally will not invest more than 25% of its total assets in any industry. Governmental issuers of municipal securities are not considered part of any "industry." However, municipal securities backed only by the assets and revenues of nongovernmental users may for this purpose be deemed to be issued by such nongovernmental users, and the 25% limitation would apply to such obligations. It is therefore possible that the Fund may invest more than 25% of its assets in a broader segment of the municipal securities market, such as revenue obligations of hospitals and other health care facilities, housing agency revenue obligations, or airport revenue obligations if the Adviser determines that the yields available from obligations in a particular segment of the market justifies the additional risks associated with a large investment in such segment. Although such obligations could be supported by the credit of governmental users, or by the credit of nongovernmental users engaged in a number of industries, economic, business, political and other developments generally affecting the revenues of such users (for example, proposed legislation or pending court decisions affecting the financing of such projects and market factors affecting the demand for their services or products) may have a general adverse effect on all municipal securities in such a market segment.

  From time to time, the Fund's investments may include securities as to which the Fund, by itself or together with other funds or accounts managed by the Adviser, holds a major portion or all of an issue of New York municipal securities. Because there may be relatively few potential purchasers for such investments and, in some cases, there may be contractual restrictions on resales, the Fund may find it more difficult to sell such securities at a time when the Adviser believes it is advisable to do so.

  INVESTMENT RESTRICTIONS. The Fund is subject to certain investment restrictions which constitute fundamental policies. Fundamental policies cannot be changed without the approval of the holders of a majority of the Fund's outstanding voting securities, as defined in the 1940 Act. See "Investment Policies and Restrictions" in the Statement of Additional Information.

  PORTFOLIO TRANSACTIONS AND BROKERAGE ALLOCATION. The Adviser is responsible for decisions to buy and sell securities for the Fund, the selection of brokers and dealers to effect the transactions and the negotiation of prices and any brokerage commissions. The income securities in which the Fund invests are traded principally in the over-the-counter market. In the over-the-counter market, securities are generally traded on a net basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a mark-up to the dealer. Securities purchased in underwritten offerings generally include, in the price, a fixed amount of compensation for the managers, underwriters and dealers. The Fund may also purchase certain money market instruments directly from an issuer, in which case no commissions or discounts are paid. Purchases and sales of bonds on a stock exchange are effected through brokers who charge a commission for their services.

  The Adviser is responsible for effecting securities transactions of the Fund and will do so in a manner deemed fair and reasonable to shareholders of the Fund and not according to any formula. The Adviser's primary considerations in selecting the manner of executing securities transactions for the Fund will be prompt execution of orders, the size and breadth of the market for the security, the reliability, integrity and financial condition and execution capability of the firm, the size of and difficulty in executing the order, and the best net price. There are many instances when, in the judgment of the Adviser, more than one firm can offer comparable execution services. In selecting among such firms, consideration is given to those firms which supply research and other services in addition to execution services. However, it is not the policy of the Adviser, absent special circumstances, to pay higher commissions to a firm because it has supplied such services.

  In effecting purchases and sales of the Fund's portfolio securities, the Adviser and the Fund may place orders with and pay brokerage commissions to brokers, including brokers which may be affiliated with the Fund, the Adviser and the Distributor or dealers participating in the offering of the Fund's shares. In addition, in selecting among firms to handle a particular transaction, the Adviser and the Fund may take into account whether the firm has sold or is selling shares of the Fund. See "Portfolio Transactions and Brokerage Allocation" in the Statement of Additional Information for more information.

------------------------------------------------------------------------------
SPECIAL CONSIDERATIONS REGARDING THE FUND
------------------------------------------------------------------------------

  GENERAL. In normal circumstances, the Fund may invest up to 20% of its total assets in New York municipal securities rated below investment grade (but not rated lower than B- by S&P, B3 by Moody's or an equivalent rating by another NRSRO) or in unrated New York municipal securities considered by the Adviser to be of comparable quality to such securities. Investment in such lower grade municipal securities involves special risks as compared with investment in higher grade municipal securities. The market for lower grade municipal securities is considered to be less liquid than the market for investment grade municipal securities which may adversely affect the ability of the Fund to dispose of such securities in a timely manner at a price which reflects the value of such security in the Adviser's judgement. The market price for less liquid securities tends to be more volatile than the market price for more liquid securities. Illiquid securities and the absence of readily available market quotations with respect thereto may make the Adviser's valuation of such securities more difficult, and the Adviser's judgement may play a greater role in the valuation of the Fund's securities. Lower grade municipal securities generally involve greater credit risk than higher grade municipal securities and are more sensitive to adverse economic changes, significant increases in interest rates and individual issuer developments. Because issuers of lower grade municipal securities frequently choose not to seek a rating of their municipal securities, the Fund will rely more heavily on the Adviser's ability to determine the relative investment quality of such securities than if the Fund invested exclusively in higher grade municipal securities. The Fund may, if deemed appropriate by the Adviser, retain a security whose rating has been downgraded below B- by S&P, below B3 by Moody's or an equivalent rating by another

NRSRO, or whose rating has been withdrawn. More detailed information concerning the risks associated with instruments in lower grade municipal securities is included in the Fund's Statement of Additional Information.

  The Fund may invest up to 20% of its total assets in derivative variable rate securities such as inverse floaters whose rates of interest vary inversely with changes in market rates of interest. When market rates of interest decrease, the change in value of such securities will have a positive effect on the net asset value of the Fund and when market rates of interest increase, the change in value of such securities will have a negative effect on the net asset value of the Fund. Investment in such securities involve special risks as compared to a fixed rate municipal security. The extent of increases and decreases in the value of inverse floaters and the corresponding change to per share net asset value of the Fund generally will be larger than comparable changes in the value of an equal principal amount of a fixed rate municipal security having similar credit quality, redemption provisions and maturity. The markets for inverse variable rate securities may be less developed than the market for conventional fixed rate municipal securities.

  SPECIAL CONSIDERATIONS REGARDING NEW YORK MUNICIPAL SECURITIES. Investors should be aware of certain factors that might affect the financial condition of the issuers of New York municipal securities. The State of New York has historically been one of the wealthiest states in the nation. For decades, however, the economy of the State of New York has grown more slowly than that of the nation as a whole, and the result has been a gradual erosion of the State's relative economic affluence. New York City, for example, has faced greater competition as other major cities have developed financial and business capabilities which make them less dependent on the specialized services traditionally available almost exclusively in New York City.

  The State of New York has for many years had a very high state and local tax burden. The burden of state and local taxation, in combination with the many other causes of regional economic dislocations, has contributed to the decisions of some businesses and individuals to relocate outside, or not locate within, the State of New York.

  There can be no assurance that the State of New York and its political subdivisions will not face substantial potential budget gaps in future years resulting from a significant disparity between tax revenues projected from a lower recurring receipts base and the spending required to maintain programs at current levels. To address any potential budgetary imbalance, the State of New York and such subdivisions may need to take significant actions to align recurring receipts and disbursements in future fiscal years.

  Although revenue obligations of the State of New York or its political subdivisions may be payable from a specific project or source, including lease rentals, there can be no assurance that future economic difficulties and the resulting impact on State and local government finances will not adversely affect the market value of the portfolio of the Fund or the ability of the respective obligors to make timely payments of principal and interest on such obligations.

  More detailed information concerning New York municipal securities and the State of New York is included in the Statement at Additional Information.

------------------------------------------------------------------------------
INVESTMENT ADVISORY SERVICES
------------------------------------------------------------------------------


  THE ADVISER. Van Kampen American Capital Investment Advisory Corp. (the "Adviser") is the investment adviser for the Fund. The Adviser is a wholly-owned subsidiary of Van Kampen American Capital, Inc. ("Van Kampen American Capital"). Van Kampen American Capital is a diversified asset management company with more than two million retail investor accounts, extensive capabilities for managing institutional portfolios, and more than $57 billion under management or supervision. Van Kampen American Capital's more than 40 open-end and 38 closed-end funds and more than 2,500 unit investment trusts are professionally distributed by leading financial advisers nationwide. Van Kampen American Capital Distributors, Inc. (the "Distributor"), the distributor of the Fund and sponsor of the funds mentioned above, is a wholly-owned subsidiary of Van Kampen American Capital.



  Van Kampen American Capital is a wholly-owned subsidiary of VK/AC Holding, Inc. VK/AC Holding, Inc. is a wholly-owned subsidiary of MSAM Holdings II, Inc. which, in turn, is a wholly-owned subsidiary of Morgan Stanley Group Inc. The Adviser's principal office is located at One Parkview Plaza, Oakbrook Terrace, Illinois 60181.



  Morgan Stanley Group Inc. and various of its directly or indirectly owned subsidiaries, including Morgan Stanley & Co. Incorporated, a registered broker-dealer and investment adviser, and Morgan Stanley International, are engaged in a wide range of financial services. Their principal businesses include securities underwriting, distribution and trading; merger, acquisition, restructuring and other corporate finance advisory activities; merchant banking; stock brokerage and research services; asset management; trading of futures, options, foreign exchange, commodities and swaps (involving foreign exchange, commodities, indices and interest rates); real estate advice, financial and investing; and global custody, securities clearance services and securities lending.



  On February 5, 1997, Morgan Stanley Group Inc. and Dean Witter, Discover & Co. announced that they had entered into an Agreement and Plan of Merger to form Morgan Stanley, Dean Witter, Discover & Co. Subject to certain conditions being met, it is currently anticipated that the transaction will close in mid-1997. Thereafter, Van Kampen American Capital Investment Advisory Corp. will be an indirect subsidiary of Morgan Stanley, Dean Witter, Discover & Co.



  Dean Witter, Discover & Co. is a financial services company with three major businesses; full service brokerage, credit services and asset management.

  ADVISORY AGREEMENT. The business and affairs of the Fund will be managed under the direction of the Board of Trustees of the Trust, of which the Fund is a separate series. Subject to their authority, the Adviser and the respective officers of the Fund will supervise and implement the Fund's investment activities and will be responsible for the overall management of the Fund's business affairs. The Fund will pay the Adviser a fee equal to a percentage of the average daily net assets of the Fund as follows:

               AVERAGE DAILY NET ASSETS                   % PER ANNUM
               ------------------------                  --------------
First $500 million.....................................  0.600 of 1.00%
Over $500 million......................................  0.500 of 1.00%


  Under its investment advisory agreement with the Adviser, the Fund has agreed to assume and pay the charges and expenses of the Fund's operation, including the compensation of the Trustees of the Trust (other than those who are affiliated persons, as defined in the 1940 Act, of the Adviser, the Distributor or Van Kampen American Capital), the charges and expenses of independent accountants, legal counsel, transfer agent (ACCESS Investor Services, Inc. ("ACCESS"), a wholly-owned subsidiary of Van Kampen American Capital), or dividend disbursing agent and the custodian (including fees for safekeeping of securities), costs of calculating net asset value, costs of acquiring and disposing of portfolio securities, interest (if any) on obligations incurred by the Fund, costs of share certificates, membership dues in the Investment Company Institute or any similar organization, reports and notices to shareholders, costs of registering shares of the Fund under the federal securities laws, miscellaneous expenses and all taxes and fees to federal, state or other governmental agencies. The Adviser reserves the right in its sole discretion from time-to-time to waive all or a portion of its management fee or to reimburse the Fund for all or a portion of its other expenses.



  PERSONAL INVESTING POLICIES. The Fund and the Adviser have adopted Codes of Ethics designed to recognize the fiduciary relationship between the Fund and the Adviser and its employees. The Codes permit directors, trustees, officers and employees to buy and sell securities for their personal accounts subject to certain restrictions. Persons with access to certain sensitive information are subject to preclearance and other procedures designed to prevent conflicts of interest.


  PORTFOLIO MANAGEMENT. David C. Johnson, a Senior Vice President of the Adviser, supervises the Adviser's municipal securities practice area and coordinates the Adviser's investment policy regarding such securities. Mr. Johnson has been employed by the Adviser since April 1989. Dennis S. Pietrzak, a Vice President of the Adviser, has been primarily responsible for the day-to-day management of the Fund's portfolio since August 1995. Mr. Pietrzak has been employed by the Adviser since August, 1995. Prior to joining the Adviser, Mr. Pietrzak was employed by Merrill Lynch where he was in charge of municipal underwriting and trading in Merrill Lynch's midwest region.

------------------------------------------------------------------------------
ALTERNATIVE SALES ARRANGEMENTS
------------------------------------------------------------------------------

  The Alternative Sales Arrangements permit an investor to choose the method of purchasing shares that is more beneficial to the investor, taking into account the amount of the purchase, the length of time the investor expects to hold the shares, whether the investor wishes to receive dividends in cash or to reinvest them in additional shares of the Fund, and other circumstances. Investors should consider such factors together with the amount of sales charges and accumulated distribution and service fees with respect to each class of shares that may be incurred over the anticipated duration of their investment in the Fund.

  The Fund offers three classes of shares, designated Class A Shares, Class B Shares and Class C Shares. Shares of each class are offered at a price equal to their net asset value per share plus a sales charge which, at the election of the purchaser, may be imposed (a) at the time of purchase ("Class A Shares") or
(b) on a contingent deferred basis (Class A Share accounts over $1 million, "Class B Shares" and "Class C Shares"). Class A Share accounts over $1 million or otherwise subject to a contingent deferred sales charge ("CDSC"), Class B Shares and Class C Shares sometimes are referred to herein collectively as "Contingent Deferred Sales Charge Shares" or "CDSC Shares."

  The minimum initial investment with respect to each class of shares is $500. The minimum subsequent investment with respect to each class of shares is $25. It is presently the policy of the Distributor not to accept any order for Class B Shares in an amount of $500,000 or more and not to accept any order for Class C Shares in an amount of $1 million or more because it ordinarily will be more advantageous for an investor making such an investment to purchase Class A Shares.

  An investor should carefully consider the sales charges applicable to each class of shares and the estimated period of their investment to determine which class of shares is more beneficial for the investor to purchase. For example, investors who would qualify for a significant purchase price discount from the maximum sales charge on Class A Shares may determine that payment of such a reduced front-end sales charge is superior to electing to purchase Class B Shares or Class C Shares, each with no front-end sales charge but subject to a CDSC and a higher aggregate distribution and service fee. However, because initial sales charges are deducted at the time of purchase of Class A Share accounts under $1 million, a purchaser of such Class A Shares would not have all of his or her funds invested initially and, therefore, would initially own fewer shares than if Class B Shares or Class C Shares had been purchased. On the other hand, an investor whose purchase would not qualify for price discounts applicable to Class A Shares and intends to remain invested until after the expiration of the applicable CDSC may wish to defer the sales charge and have all his or her funds initially invested in Class B Shares or Class C Shares. If such an investor anticipates that he or she will redeem such shares prior to the expiration of the CDSC period applicable to Class B Shares, the investor may wish to acquire Class C Shares. Investors must weigh the benefits of deferring the sales charge and having all of their funds invested against the higher aggregate distribution and service fee applicable to Class B Shares and Class C Shares (discussed below).

  Each class of shares represents an interest in the same portfolio of investments of the Fund and has the same rights, except each class of shares (i) bears those distribution fees, service fees and administrative expenses applicable to the respective class of shares as a result of its sales arrangements, (ii) has exclusive voting rights with respect to those provisions of the Fund's Rule 12b-1 distribution plan which relate only to such class and
(iii) has a different exchange privilege. Generally, a class of shares subject to a higher ongoing distribution and service fee or subject to the conversion feature will have a higher expense ratio and pay lower dividends than a class of shares subject to a lower ongoing distribution and service fee or not subject to the conversion feature. The per share net asset values of the different classes of shares are expected to be substantially the same; from time to time, however, the per share net asset values of the classes may differ. The net asset value per share of each class of shares of the Fund will be determined as described in this Prospectus under "Purchase of Shares -- Net Asset Value."


  The administrative expenses that may be allocated to a specific class of shares may consist of (i) ACCESS' expenses attributable to a specific class of shares, which expenses typically will be higher with respect to classes of shares subject to the conversion feature; (ii) printing and postage expenses related to preparing and distributing materials such as shareholder reports, prospectuses and proxy statements to current shareholders of a specific class;
(iii) Securities and Exchange Commission (the "SEC") registration fees incurred by a class of shares; (iv) the expense of administrative personnel and services as required to support the shareholders of a specific class; (v) Trustees' fees or expense incurred as a result of issues relating to one class of shares; (vi) accounting expenses relating solely to one class of shares; and (vii) any other incremental expenses subsequently identified that should be properly allocated to one or more classes of shares. All such expenses incurred by a class will be borne on a pro rata basis by the outstanding shares of such class. All allocations of administrative expenses to a particular class of shares will be limited to the extent necessary to preserve the Fund's qualification as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code").


------------------------------------------------------------------------------
PURCHASE OF SHARES
------------------------------------------------------------------------------


  The Fund offers three classes of shares to the public on a continuous basis through the Distributor, as principal underwriter, which is located at One Parkview Plaza, Oakbrook Terrace, Illinois 60181. Shares also are offered through members of the National Association of Securities Dealers, Inc. ("NASD") acting as securities dealers ("dealers") and through NASD members acting as brokers for investors ("brokers") or eligible non-NASD members acting as agents for investors ("financial intermediaries"). The Fund reserves the right to suspend or terminate the continuous public offering of its shares at any time and without prior notice.

  The Fund's shares are offered at the net asset value per share next computed after an investor places an order to purchase directly with the investor's broker, dealer or financial intermediary or directly with the Distributor plus any applicable sales charge. Sales personnel or brokers, dealers and financial intermediaries distributing the Fund's shares may receive different compensation for selling different classes of shares. It is the responsibility of the investor's broker, dealer or financial intermediary to transmit the order to the Distributor. Because the Fund generally will determine net asset value once each business day as of the close of business, purchase orders placed through an investor's broker, dealer or financial intermediary must be transmitted to the Distributor by such broker, dealer or financial intermediary prior to such time in order for the investor's order to be fulfilled on the basis of the net asset value to be determined that day. Any change in the purchase price due to the failure of the Distributor to receive a purchase order prior to such time must be settled between the investor and the broker, dealer or financial intermediary submitting the order.


  The Distributor may from time to time implement programs under which a broker, dealer or financial intermediary's sales force may be eligible to win nominal awards for certain sales efforts or under which the Distributor will reallow to any broker, dealer or financial intermediary that sponsors sales contests or recognition programs conforming to criteria established by the Distributor, or participates in sales programs sponsored by the Distributor, an amount not exceeding the total applicable sales charges on the sales generated by the broker, dealer or financial intermediary at the public offering price during such programs. Other programs provide, among other things and subject to certain conditions, for certain favorable distribution arrangements for shares of the Fund. Also, the Distributor in its discretion may from time to time, pursuant to objective criteria established by it, pay fees to, and sponsor business seminars for, qualifying brokers, dealers or financial intermediaries for certain services or activities which are primarily intended to result in sales of shares of the Fund. Fees may include payment for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives and members of their families to locations within or outside of the United States for meetings or seminars of a business nature. In some instances additional compensation or promotional incentives may be offered to brokers, dealers or Financial intermediaries that have sold or may sell significant amounts of shares during specified periods of time. The Distributor may provide additional compensation to Edward D. Jones & Co. or an affiliate thereof based on a combination of its sales of shares and increases in assets under management. Such payments to brokers, dealers and financial intermediaries for sales contests, other sales programs and seminars are made by the Distributor out of its own assets and not out of the assets of the Fund. Such fees paid for such services and activities with respect to the Fund will not exceed in the aggregate 1.25% of the average total daily net assets of the Fund on an annual basis. These programs will not change the price an investor pays for shares or the amount that the Fund will receive from such sale.


CLASS A SHARES

  The public offering price of Class A Shares is equal to the net asset value per share plus an initial sales charge which is a variable percentage of the offering price depending upon the amount of the sale. The table below shows total sales charges and dealer concessions reallowed to dealers and agency commissions paid to brokers with respect to sales of Class A Shares. The sales charge is allocated between the investor's broker, dealer or financial intermediary and the Distributor. As indicated previously, at the discretion of the Distributor, the entire sales charge may be reallowed to such broker, dealer or financial intermediary. The staff of the SEC has taken the position that dealers who receive 90% or more of the sales charge may be deemed to be "underwriters" as that term is defined in the Securities Act of 1933, as amended.

SALES CHARGE TABLE

                                                                             DEALER
                                                                           CONCESSION
                                                                           OR AGENCY
                                          TOTAL SALES CHARGE               COMMISSION
                                  -----------------------------------    --------------
      SIZE OF TRANSACTION          PERCENTAGE OF      PERCENTAGE OF      PERCENTAGE OF
       AT OFFERING PRICE          OFFERING PRICE     NET ASSET VALUE     OFFERING PRICE
---------------------------------------------------------------------------------------
Less than $100,000..............       4.75%               4.99%              4.25%
$100,000 but less than
  $250,000......................       3.75                3.90               3.25
$250,000 but less than
  $500,000......................       2.75                2.83               2.25
$500,000 but less than
  $1,000,000....................       2.00                2.04               1.75
$1,000,000 or more*.............          *                   *                  *
------------------------------------------------------------------------------


  * No sales charge is payable at the time of purchase on investments of $1 million or more, although for such investments the Fund imposes a CDSC of 1.00% on redemptions made within one year of the purchase. A commission will be paid to brokers, dealers or financial intermediaries who initiate and are responsible for purchases of $1 million or more as follows: 1.00% on sales to $2 million, plus 0.80% on the next $1 million and 0.50% on the excess over $3 million. See "Purchase of Shares--Deferred Sales Charge Alternatives" for additional information with respect to CDSCs.


QUANTITY DISCOUNTS

  Investors purchasing Class A Shares may, under certain circumstances, be entitled to pay reduced sales charges. The circumstances under which such investors may pay reduced sales charges are described below.

  Investors, or their brokers, dealers or financial intermediaries, must notify the Fund whenever a quantity discount is applicable to purchases. Upon such notification, an investor will receive the lowest applicable sales charge. Quantity discounts may be modified or terminated at any time. For more information about quantity discounts, investors should contact their broker, dealer or financial intermediary or the Distributor.


  A person eligible for a reduced sales charge includes an individual, their spouse and children under 21 years of age and any corporation, partnership or sole proprietorship which is 100% owned, either alone or in combination, by any of the foregoing; a trustee or other fiduciary of a single trust estate or a single fiduciary account; or a "company" as defined is section 2(a)(8) of the 1940 Act.



  As used herein, "Participating Funds" refers to all open-end investment companies advised by the Adviser or Van Kampen American Capital Asset Management, Inc. and distributed by the Distributor. Additional Funds may be added from time to time as determined by the Fund's Board of Trustees as Participating Funds.



  VOLUME DISCOUNTS. The size of investment shown in the preceding sales charge table applies to the total dollar amount being invested by any person at any one time in Class A Shares of the Fund, or in any combination of shares of the Fund and shares of other Participating Funds, although other Participating Funds may have different sales charges.



  CUMULATIVE PURCHASE DISCOUNT. The size of investment shown in the preceding sales charge table may also be determined by combining the amount being invested in Class A Shares of the Fund with other shares of the Fund and shares of Participating Funds, plus the current offering price of all shares of the Fund and other Participating Funds which have been previously purchased and are still owned.



  LETTER OF INTENT. A Letter of Intent provides an opportunity for an investor to obtain a reduced sales charge by aggregating the amount being invested over a 13-month period to determine the sales charge as outlined in the preceding sales charge table. The size of investment shown in the preceding table includes the amount of intended purchases of Class A Shares of the Fund with other shares of the Fund and shares of the Participating Funds plus the value of all shares of the Fund and other Participating Funds previously purchased during such 13-month period and still owned. An investor may elect to compute the 13-month period starting up to 90 days before the date of execution of a Letter of Intent. Each investment made during the period receives the reduced sales charge applicable to the total amount of the investment goal. If trades not initially made under a Letter of Intent subsequently qualify for a lower sales charge through the 90-day back-dating provision, an adjustment will be made at the expiration of the Letter of Intent to give effect to the lower charge. If the goal is not achieved within the 13-month period, the investor must pay the difference between the sales charge applicable to the purchases made and the sales charges previously paid. When an investor signs a Letter of Intent, shares equal to at least 5% of the total purchase amount of the level selected will be restricted from sale or redemption by the investor until the Letter of Intent is satisfied or any additional sales charges have been paid; if the Letter of Intent is not satisfied by the investor and any additional sales charges are not paid, sufficient restricted shares will be redeemed by the Fund to pay such charges. Additional information is contained in the application accompanying this Prospectus.

OTHER PURCHASE PROGRAMS


  Purchasers of Class A Shares may be entitled to reduced initial sales charges in connection with unit investment trust reinvestment programs and purchases by registered representatives of selling firms or purchases by persons affiliated with the Fund or the Distributor. The Fund reserves the right to modify or terminate these arrangements at any time.


  UNIT INVESTMENT TRUST REINVESTMENT PROGRAMS. The Fund permits unitholders of unit investment trusts to reinvest distributions from such trusts in Class A Shares of the Fund at net asset value with no minimum initial or subsequent investment requirement if the administrator of an investor's unit investment trust program meets certain uniform criteria relating to cost savings by the Fund and the Distributor. The total sales charge for all other investments made from unit trust distributions will be 1.00% of the offering price (1.01% of net asset value). Of this amount, the Distributor will pay to the broker, dealer or financial intermediary, if any, through which such participation in the qualifying program was initiated 0.50% of the offering price as a dealer concession or agency commission. Persons desiring more information with respect to this program, including the applicable terms and conditions thereof, should contact their broker, dealer, financial intermediary or the Distributor.


  The administrator of such a unit investment trust must have an agreement with the Distributor pursuant to which the administrator will (1) submit a single bulk order and make payment with a single remittance for all investments in the Fund during each distribution period by all investors who choose to invest in the Fund through the program and (2) provide ACCESS with appropriate backup data for each participating investor in a computerized format fully compatible with ACCESS' processing system.



  As further requirements for obtaining these special benefits, the Fund also requires that all dividends and other distributions by the Fund be reinvested in additional shares without any systematic withdrawal program. There will be no minimum for reinvestments from unit investment trusts. The Fund will send account activity statements to such participants on a monthly basis only, even if their investments are made more frequently. The Fund reserves the right to modify or terminate this program at any time.


  NAV PURCHASE OPTIONS. Class A Shares of the Fund may be purchased at net asset value, upon written assurance that the purchase is made for investment purposes and that the shares will not be resold except through redemption by the Fund, by:


  (1) Current or retired trustees or directors of funds advised by the Adviser or Van Kampen American Capital Asset Management, Inc. and such persons' families and their beneficial accounts.



  (2) Current or retired directors, officers and employees of Morgan Stanley Group Inc. and any of its subsidiaries, employees of an investment subadviser to any fund described in (1) above or an affiliate of such subadviser; and such persons' families and their beneficial accounts.



  (3) Directors, officers, employees and registered representatives of financial institutions that have a selling group agreement with the Distributor and their spouses and children under 21 years of age when purchasing for any accounts they beneficially own, or, in the case of any such financial institution, when purchasing for retirement plans for such institution's employees.



  (4) Registered investment advisers, trust companies and bank trust departments investing on their own behalf or on behalf of their clients provided that the aggregate amount invested in Class A Shares of the Fund alone, or any combination of shares of the Fund and shares of other Participating Funds as described herein under "Purchase of Shares -- Class A Shares -- Quantity Discounts," during the 13-month period commencing with the first investment pursuant hereto equals at least $1 million. The Distributor may pay brokers, dealers or financial intermediaries through which purchases are made an amount up to 0.50% of the amount invested, over a 12-month period following such transaction.



  (5) Trustees and other fiduciaries purchasing shares for retirement plans of organizations with retirement plan assets of $3 million or more and which invest in multiple fund families through national wirehouse alliance programs.


  (6) Accounts as to which a broker, dealer or financial intermediary charges an account management fee ("wrap accounts"), provided the broker, dealer or financial intermediary has a separate agreement with the Distributor.

  (7) Investors purchasing shares of the Fund with redemption proceeds from other mutual fund complexes on which the investor has paid a front-end sales charge or was subject to a deferred sales charge, whether or not paid, if such redemption has occurred no more than 30 days prior to such purchase.


  (8) Trusts created under pension, profit sharing or other employee benefit plans qualified under Section 401(a) of the Code, or custodial accounts held by a bank created pursuant to Section 403(b) of the Code and sponsored by non-profit organizations defined under Section 501(c)(3) of the Code and assets held by an employer or trustee in connection with an eligible deferred compensation plan under Section 457 of the Code. Such plans will qualify for purchases at net asset value provided, for plans initially establishing accounts with the Distributor in the Participating Funds after February 1, 1997, that (1) the initial amount invested in the Participating Funds is at least $500,000 or (2) such shares are purchased by an employer sponsored plan with more than 100 eligible employees. Such plans that have been established with a Participating Fund or have received proposals from the Distributor prior to February 1, 1997 based on net asset value purchase privileges previously in effect will be qualified to purchase shares of the Participating Funds at net asset value for accounts established on or before May 1, 1997. Section 403(b) and similar accounts for which Van Kampen American Capital Trust Company served as custodian will not be eligible for net asset value purchases based on the aggregate investment made by the plan or the number of eligible employees, except under certain uniform criteria established by the Distributor from time to time. Prior to February 1, 1997, a commission will be paid to authorized dealers who initiate and are responsible for such purchases within a rolling twelve-month period as follows: 1.00% on sales to $5 million, plus 0.50% on the next $5 million and 0.25% on the excess over $10 million. For purchases on February 1, 1997 and thereafter, a commission will be paid as follows: 1.00% on sales to $2 million, plus 0.80% on the next $1 million, plus 0.50% on the next $47 million and 0.25% on the excess over $50 million.



  (9) Individuals who are members of a "qualified group". For this purpose, a qualified group is one which (i) has been in existence for more than six months, (ii) has a purpose other than to acquire shares of the Fund or similar investments, (iii) has given and continues to give its endorsement or authorization, on behalf of the group, for purchase of shares of the Fund and other Participating Funds, (iv) has a membership that the authorized dealer can certify as to the group's members and (v) satisfies other uniform criteria established by the Distributor for the purpose of realizing economics of scale in distributing such shares. A qualified group does not include one whose sole organizational nexus, for example, is that its participants are credit card holders of the same institution, policy holders of an insurance company, customers of a bank or broker-dealer, clients of an investment adviser or other similar groups. Shares purchased in each group's participants account in connection with this privilege will be subject to a CDSC of 1.00% in the event of redemption within one year of purchase, and a commission will be paid to authorized dealers who initiate and are responsible for such sales to each individual as follows: 1.00% on sales to $2 million, plus 0.80% on the next $1 million and 0.50% on the excess over $3 million.



The term "families" includes a person's spouse, children under 21 years of age and grandchildren, parents, and a person's spouse's parents.



  Purchase orders made pursuant to clause (4) may be placed either through authorized brokers, dealers or financial intermediaries as described above or directly with ACCESS, the investment adviser, trust company or bank trust department, provided that ACCESS receives federal funds for the purchase by the close of business on the next business day following acceptance of the order. An authorized broker, dealer or financial intermediary may charge a transaction fee for placing an order to purchase shares pursuant to this provision or for placing a redemption order with respect to such shares. The Fund may terminate, or amend the terms of, offering shares of the Fund at net asset value to such groups at any time.


DEFERRED SALES CHARGE ALTERNATIVES


  Investors choosing the deferred sales charge alternative may purchase Class A Shares in an amount of $1 million or more, Class B Shares or Class C Shares. The public offering price of a CDSC Share is equal to the net asset value per share without the imposition of a sales charge at the time of purchase. CDSC Shares are sold without an initial sales charge so that the Fund may invest the full amount of the investor's purchase payment. The Distributor will compensate brokers, dealers and financial intermediaries participating in the continuous public offering of the CDSC Shares out of its own assets, and not out of assets of the Fund, as a percentage rate of the dollar value of the CDSC Shares purchased from the Fund by such brokers, dealers and other financial intermediaries which percentage rate will be equal to (i) with respect to Class A Shares, 1.00% on sales to $2 million, plus 0.80% on the next $1 million and 0.50% on the excess over $3 million; (ii) 4.00% with respect to Class B Shares; and (iii) 1.00% with respect to Class C Shares. Such compensation will not change the price an investor will pay for CDSC Shares or the amount that the Fund will receive from such sale.



  CDSC Shares redeemed within a specified period of time generally will be subject to a CDSC at the rates set forth below charged as a percentage of the dollar amount subject thereto. The amount of the CDSC will vary depending on (i) the class of CDSC Shares to which such shares belong and (ii) the number of years from the time of payment for the purchase of the CDSC Shares until the time of their redemption. The charge will be assessed on an amount equal to the lesser of the then current market value or the original purchase price of the CDSC Shares being redeemed. Accordingly, no sales charge will be imposed on increases in net asset value above the initial purchase price. In addition, no CDSC will be assessed on CDSC Shares derived from reinvestment of dividends or capital gains distributions. Solely for purposes of determining the number of years from the time of any payment for the purchases of CDSC Shares, all payments during a month will be aggregated and deemed to have been made on the last day of the month.



  Proceeds from the CDSC and the distribution fee applicable to a class of CDSC Shares are paid to the Distributor and are used by the Distributor to defray its expenses related to providing distribution related services to the Fund in connection with the sale of shares of such class of CDSC Shares, such as the payment of compensation to selected dealers and agents and for selling such shares. The combination of the CDSC and the distribution fee facilitates the ability of the Fund to sell such CDSC Shares without a sales charge being deducted at the time of purchase.


  In determining whether a CDSC is applicable to a redemption of CDSC Shares, it will be assumed that the redemption is made first of any CDSC Shares acquired pursuant to reinvestment of dividends or distributions, second of CDSC Shares that have been held for a sufficient period of time such that the CDSC no longer is applicable to such shares, third of Class A Shares in the shareholder's Fund account that have converted from Class B Shares or Class C Shares, if any, and fourth of CDSC Shares held longest during the period of time that a CDSC is applicable to such CDSC Shares. The charge will not be applied to dollar amounts representing an increase in the net asset value since the time of purchase.


  To provide an example, assume an investor purchased 100 Class B Shares at $10 per share (at a cost of $1,000) and in the second year after purchase, the net asset value per share is $12 and, during such time, the investor has acquired 10 additional Class B Shares upon dividend reinvestment. If at such time the investor makes his first redemption of 50 shares (proceeds of $600), 10 shares will not be subject to charge because of dividend reinvestment. With respect to the remaining 40 shares, the charge is applied only to the original cost of $10 per share and not to the increase in net asset value of $2 per share. Therefore, $400 of the $600 redemption proceeds will be charged at a rate of 3.75% (the applicable rate in the second year after purchase).


  CLASS A SHARE PURCHASES OF $1 MILLION OR MORE. No sales charge is payable at the time of purchase on investments in Class A Shares of $1 million or more, although for such investments the Fund imposes a CDSC of 1.00% on redemptions made within one year of the purchase. A commission will be paid to dealers who initiate and are responsible for purchases of $1 million or more as follows:
1.00% on sales to $2 million, plus 0.80% on the next $1 million and 0.50% on the excess over $3 million.



  CLASS B SHARES. Class B Shares redeemed within seven years of purchase generally will be subject to a CDSC at the rates set forth below, charged as a percentage of the dollar amount subject thereto:


                                                       CONTINGENT DEFERRED
                                                        SALES CHARGE AS A
                                                          PERCENTAGE OF
                                                          DOLLAR AMOUNT
                 YEAR SINCE PURCHASE                    SUBJECT TO CHARGE
                 -------------------                   -------------------
    First.............................................        4.00%
    Second............................................        3.75%
    Third.............................................        3.50%
    Fourth............................................        2.50%
    Fifth.............................................        1.50%
    Sixth.............................................        1.00%
    Seventh and after.................................        0.00%

  The CDSC generally is waived on redemptions of Class B Shares made pursuant to the Systematic Withdrawal Plan. See "Shareholder Services--Systematic Withdrawal Plan."



  CLASS C SHARES. Class C Shares redeemed within the first 12 months of purchase generally will be subject to a CDSC of 1.00% of the dollar amount subject thereto. Class C Shares redeemed thereafter will not be subject to a CDSC.



  Conversion Feature. Class B Shares purchased on or after June 1, 1996 and any dividend reinvestment plan shares received thereon, automatically convert to Class A Shares eight years after the end of the calendar month in which the shares were purchased. Class B Shares purchased before June 1, 1996, and any dividend reinvestment plan shares received thereon, automatically convert to Class A Shares seven years after the end of the calendar month in which the shares were purchased. Class C Shares purchased before January 1, 1997, and any dividend reinvestment plan shares received thereon, automatically convert to Class A Shares ten years after the end of the calendar month in which such shares were purchased. Such conversion will be on the basis of the relative net asset values per share, without the imposition of any sales load, fee or other charge.



  The conversion of such shares to Class A Shares is subject to the continuing availability of an opinion of counsel to the effect that (i) the assessment of the higher distribution and service fee and ACCESS costs with respect to such shares does not result in the Fund's dividends or distributions constituting "preferential dividends" under the Internal Revenue Code of 1986, as amended (the "Code"), and (ii) that the conversion of such shares does not constitute a taxable event under federal income tax law. The conversion may be suspended if such an opinion is no longer available and such shares might continue to be subject to the higher aggregate fees applicable to such class of shares for an indefinite period.



  WAIVER OF CONTINGENT DEFERRED SALES CHARGE. The CDSC is waived on redemptions of Class B Shares and Class C Shares (i) following the death or disability (as defined in the Code) of a shareholder, (ii) in connection with required minimum distributions from an IRA or other retirement plan, (iii) pursuant to the Fund's systematic withdrawal plan but limited to 12% annually of the initial value of the account and (iv) effected pursuant to the right of the Fund to liquidate a shareholder's account as described herein under "Redemption of Shares." The CDSC also is waived on redemptions of Class C Shares as it relates to the reinvestment of redemption proceeds in shares of the same class of the Fund within 120 days after redemption. See "Shareholder Services" and "Redemption of Shares" for further discussion of the waiver provisions.


NET ASSET VALUE

  The net asset value per share of the Fund will be determined separately for each class of shares. The net asset value per share of a given class of shares of the Fund is determined by calculating the total value of the Fund's assets attributable to such class of shares, deducting its total liabilities attributable to such class of shares, and dividing the result by the number of shares of such class outstanding. The net asset value for the Fund is computed once daily as of 5:00 p.m. Eastern time Monday through Friday, except on customary business holidays, or except on any day on which no purchase or redemption orders are received, or there is not a sufficient degree of trading in the Fund's portfolio securities such that the Fund's net asset value per share might be materially affected. The Fund reserves the right to calculate the net asset value and to adjust the public offering price based thereon more frequently than once a day if deemed desirable. The net asset value per share of the different class of shares are expected to be substantially the same; from time to time, however, the per share net asset value of the different class of shares may differ.

  Portfolio securities are valued by using market quotations, prices provided by market makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics in accordance with procedures established in good faith by the Board of Trustees of the Trust, of which the Fund is a series. Securities with remaining maturities of 60 days or less are valued at amortized cost when amortized cost is determined in good faith by or under the direction of the Board of Trustees of the Trust to be representative of the fair value at which it is expected such securities may be resold. Any securities or other assets for which current market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Board of Trustees of the Trust.

------------------------------------------------------------------------------
SHAREHOLDER SERVICES
------------------------------------------------------------------------------

  The Fund offers a number of shareholder services designed to facilitate investment in its shares at little or no extra cost to the investor. Below is a description of such services. Unless otherwise described below, each of these services may be modified or terminated by the Fund at any time.


  INVESTMENT ACCOUNT. ACCESS, transfer agent for the Fund and a wholly-owned subsidiary of Van Kampen American Capital, performs bookkeeping, data processing and administration services related to the maintenance of shareholder accounts. Each shareholder has an investment account under which shares are held by ACCESS. Except as described in this Prospectus, after each share transaction in an account, the shareholder receives a statement showing the activity in the account. Each shareholder will receive statements at least quarterly from ACCESS showing any reinvestments of dividends and capital gains distributions and any other activity in the account since the preceding statement. Such shareholders also will receive separate confirmations for each purchase or sale transaction other than reinvestment of dividends and capital gains distributions and systematic purchases or redemptions. Additions to an investment account may be made at any time by purchasing shares through authorized brokers, dealers or financial intermediaries or by mailing a check directly to ACCESS.

  SHARE CERTIFICATES. Generally, the Fund will not issue share certificates. However, upon written or telephone request to the Fund, a share certificate will be issued, representing shares (with the exception of fractional shares) of the Fund. A shareholder will be required to surrender such certificates upon redemption thereof. In addition, if such certificates are lost the shareholder must write to Van Kampen American Capital Funds, c/o ACCESS, P.O. Box 418256, Kansas City, MO 64141-9256, requesting an "affidavit of loss" and to obtain a Surety Bond in a form acceptable to ACCESS. On the date the letter is received ACCESS will calculate a fee for replacing the lost certificate equal to no more than 2.00% of the net asset value of the issued shares and bill the party to whom the replacement certificate was mailed.


  REINVESTMENT PLAN. A convenient way for investors to accumulate additional shares is by accepting dividends and capital gains distributions in shares of the Fund. Such shares are acquired at net asset value (without sales charge) on the record date of such dividend or distribution. Unless the shareholder instructs otherwise, the reinvestment plan is automatic. This instruction may be made by telephone by calling (800) 421-5666 ((800) 421-2833 for the hearing impaired) or in writing to ACCESS. The investor may, on the initial application or prior to any declaration, instruct that dividends be paid in cash and capital gains distributions be reinvested at net asset value, or that both dividends and capital gains distributions be paid in cash. For further information, see "Distributions from the Fund."


  AUTOMATIC INVESTMENT PLAN. An automatic investment plan is available under which a shareholder can authorize ACCESS to charge a bank account on a regular basis to invest pre-determined amounts in the Fund. Additional information is available from the Distributor or authorized brokers, dealers or financial intermediaries.


  DIVIDEND DIVERSIFICATION. A shareholder may, upon written request or by completing the appropriate section of the application form accompanied by this Prospectus or by calling (800) 421-5666 ((800) 421-2833 for the hearing impaired), elect to have all dividends and other distributions paid on a class of shares of the Fund invested into shares of the same class of any other Participating Fund, Tax Free Money Fund or Reserve Fund so long as a pre-existing account for such class of shares exists for such shareholder.


  If the qualified pre-existing account does not exist, the shareholder must establish a new account subject to minimum investment and other requirements of the fund into which distributions would be invested. Distributions are invested into the selected fund at its net asset value as of the payable date of the distribution only if shares of such selected fund have been registered for sale in the investor's state.


  EXCHANGE PRIVILEGE. Shares of the Fund may be exchanged with shares of another Participating Fund, subject to certain limitations. Before effecting an exchange, shareholders in the Fund should obtain and read a current prospectus of the fund into which the exchange is to be made. SHAREHOLDERS MAY ONLY EXCHANGE INTO SUCH OTHER FUNDS AS ARE LEGALLY AVAILABLE FOR SALE IN THEIR STATE.

  To be eligible for exchange, shares of the Fund must have been registered in the shareholder's name for at least 30 days prior to an exchange. Shares of the Fund registered in a shareholder's name for less than 30 days may only be exchanged upon receipt of prior approval of the Adviser. Under normal circumstances, it is the policy of the Adviser not to approve such requests.

  Class A Shares of Van Kampen American Capital funds that generally impose an initial sales charge are not subject to any sales charge upon exchange into the Fund. Class A Shares of Van Kampen American Capital funds that generally do not impose an initial sales charge are subject to the appropriate sales charge applicable to Class A Shares of the Fund.


  No sales charge is imposed upon the exchange of Class B Shares or Class C Shares. The CDSC schedule and conversion schedule applicable to a Class B Share or Class C Share acquired through the exchange privilege is determined by reference to the Van Kampen American Capital fund from which such share originally was purchased. The holding period of a Class B Share or Class C Share acquired through the exchange privilege is determined by reference to the date such share originally was purchased from a Van Kampen American Capital fund.


  Exchanges of shares are sales and may result in a gain or loss for federal income tax purposes. If the shares exchanged have been held for less than 91 days, the sales charge paid on such shares is not included in the tax basis of the exchanged shares, but is carried over and included in the tax basis of the shares acquired.


  A shareholder wishing to make an exchange may do so by sending a written request to ACCESS or by contacting the telephone transaction line at (800) 421-5684 ((800) 421-2833 for the hearing impaired). A shareholder automatically has telephone exchange privileges unless otherwise designated in the application form accompanied by this Prospectus. The exchange will take place at the relative net asset values of the shares next determined after receipt of such request with adjustment for any additional sales charge. Any shares exchanged begin earning dividends on the next business day after the exchange is affected. Van Kampen American Capital and its subsidiaries, including ACCESS (collectively, "VKAC"), and the Fund employ procedures considered by them to be reasonable to confirm that instructions communicated by telephone are genuine. Such procedures include requiring certain personal identification information prior to acting upon telephone instructions, tape recording telephone communications, and providing written confirmation of instructions communicated by telephone. If reasonable procedures are employed, a shareholder agrees that neither VKAC nor the Fund will be liable for following telephone instructions which it reasonably believes to be genuine. VKAC and the Fund may be liable for any losses due to unauthorized or fraudulent instructions if reasonable procedures are not followed. Exchanges are effected at the net asset value per share next calculated after the request is received in good order with adjustment for any additional sales charges. If the exchanging shareholder does not have an account in the fund whose shares are being acquired, a new account will be established with the same registration, dividend and capital gains options (except dividend diversification options) and broker, dealer or financial intermediary of record as the account from which shares are exchanged, unless otherwise specified by the shareholder. In order to establish a systematic withdrawal plan for the new account or reinvest dividends from the new account into another fund an exchanging shareholder must file a specific written request. The Fund reserves the right to reject any order to acquire shares through exchange. In addition, the Fund may modify, restrict or terminate the exchange privilege at any time on 60 days' notice to its shareholders of any termination or material amendment.



  A prospectus of any of these mutual funds may be obtained from any broker, dealer or financial intermediary or the Distributor. An investor considering an exchange to one of such funds should refer to the prospectus for additional information regarding such fund prior to investing.



  SYSTEMATIC WITHDRAWAL PLAN. Any investor whose shares in a single account total $10,000 or more at the offering price next computed after receipt of instructions may establish a monthly, quarterly, semi-annual or annual withdrawal plan. Any investor whose shares in a single account total $5,000 or more at the offering price next computed after receipt of instructions may establish a quarterly, semi-annual or annual withdrawal plan. This plan provides for the orderly use of the entire account, not only the income but also the capital, if necessary. Each withdrawal constitutes a redemption of shares on which taxable gain or loss will be recognized. The plan holder may arrange for monthly, quarterly, semi-annual, or annual checks in any amount not less than $25.



  Holders of Class B Shares and Class C Shares who establish a withdrawal plan may redeem up to 12% annually of the shareholder's initial account balance without incurring a contingent deferred sales charge. Initial account balance means the amount of the shareholder's investment at the time the election to participate in the plan is made.


  Under the plan, sufficient shares of the Fund are redeemed to provide the amount of the periodic withdrawal payment. Dividends and capital gains distributions on shares held under the plan are reinvested in additional shares at the next determined net asset value. If periodic withdrawals continuously exceed reinvested dividends and capital gains distributions, the shareholder's original investment will be correspondingly reduced and ultimately exhausted. Withdrawals made concurrently with purchases of additional shares ordinarily will be disadvantageous to the shareholder because of the duplication of sales charges. The Fund reserves the right to amend or terminate the systematic withdrawal program on thirty days' notice to its shareholders.

  CHECK WRITING PRIVILEGE. Holders of Class A Shares of the Fund for which certificates have not been issued and which are in a non-escrow status may appoint ACCESS as agent by completing the Authorization for Redemption by Check Form and the appropriate section of the application and returning the form and the application to ACCESS. Once the form is properly completed, signed and returned to the agent, a supply of checks drawn on State Street Bank and Trust Company ("State Street Bank") will be sent to such shareholder. These checks may be made payable by the holder of Class A Shares to the order of any person in any amount of $100 or more.

  When a check is presented to State Street Bank for payment, full and fractional Class A Shares required to cover the amount of the check are redeemed from the shareholder's account by ACCESS at the next determined net asset value. Check writing redemptions represent the sale of Class A Shares. Any gain or loss realized on the sale of Class A Shares is a taxable event. See "Redemption of Shares."


  Checks will not be honored for redemption of Class A Shares held less than 15 calendar days, unless such Class A Shares have been paid for by bank wire. Any Class A Shares for which there are outstanding certificates may not be redeemed by check. If the amount of the check is greater than the proceeds of all uncertificated shares held in the shareholder's Class A Share account, the check will be returned and the shareholder may be subject to additional charges. Holders of Class A Shares may not liquidate the entire account by means of a check. The check writing privilege may be terminated or suspended at any time by the Fund or State Street Bank. Retirement plans and accounts that are subject to backup withholding are not eligible for the privilege. A "stop payment" system is not available on these checks. See the Statement of Additional Information for further information regarding the establishment of the privilege.


  AUTOMATED CLEARING HOUSE ("ACH") DEPOSITS. Holders of Class A Shares can use ACH to have redemption proceeds deposited electronically into their bank accounts. Redemptions transferred to a bank account via the ACH plan are available to be credited to the account on the second business day following normal payment. In order to utilize this option, the shareholder's bank must be a member of Automated Clearing House. In addition, the shareholder must fill out the appropriate section of the account application. The shareholder must also include a voided check or deposit slip from the bank account into which redemptions are to be deposited together with the completed application. Once ACCESS has received the application and the voided check or deposit slip, such shareholder's designated bank account, following any redemption, will be credited with the proceeds of such redemption. Once enrolled in the ACH plan, a shareholder may terminate participation at any time by writing ACCESS.

------------------------------------------------------------------------------
REDEMPTION OF SHARES
------------------------------------------------------------------------------

  Shareholders may redeem for cash some or all of their shares without charge by the Fund (other than, with respect to CDSC Shares, the applicable contingent deferred sales charge) at any time by sending a written request in proper form directly to ACCESS, P. O. Box 418256, Kansas City, Missouri 64141-9256, by placing the redemption request through an authorized dealer or by calling the Fund.

  WRITTEN REDEMPTION REQUESTS. In the case of redemption requests sent directly to ACCESS, the redemption request should indicate the number of shares to be redeemed, the class designation of such shares, the account number and be signed exactly as the shares are registered. Signatures must conform exactly to the account registration. If the proceeds of the redemption would exceed $50,000, or if the proceeds are not to be paid to the record owner at the record address, or if the record address has changed within the previous 30 days, signature(s) must be guaranteed by one of the following: a bank or trust company; a broker-dealer; a credit union; a national securities exchange, registered securities association or clearing agency; a savings and loan association; or a federal savings bank. If certificates are held for the shares being redeemed, such certificates must be endorsed for transfer or accompanied by an endorsed stock power and sent with the redemption request. In the event the redemption is requested by a corporation, partnership, trust, fiduciary, executor or administrator, and the name and title of the individual(s) authorizing such redemption is not shown in the account registration, a copy of the corporate resolution or other legal documentation appointing the authorized signer and certified within the prior 60 days must accompany the redemption request. The redemption price is the net asset value per share next determined after the request is received by ACCESS in proper form. Payment for shares redeemed (less any sales charge, if applicable) will ordinarily be made by check mailed within three business days after acceptance by ACCESS of the request and any other necessary documents in proper order. Such payments may be postponed or the right of redemption suspended as provided by the rules of the SEC. If the shares to be redeemed have been recently purchased by check, ACCESS may delay mailing a redemption check until it confirms that the purchase check has cleared, usually a period of up to 15 days. Any gain or loss realized on the redemption of shares is a taxable event.

  DEALER REDEMPTION REQUESTS. Shareholders may sell shares through their securities dealer, who will telephone the request to the Distributor. Orders received from dealers must be at least $500 unless transmitted via the FUNDSERV network. The redemption price for such shares is the net asset value next calculated after an order is received by a dealer provided such order is transmitted to the Distributor prior to the Distributor's close of business on such day. It is the responsibility of dealers to transmit redemption requests received by them to the Distributor so they will be received prior to such time. Any change in the redemption price due to failure of the Distributor to receive a sell order prior to such time must be settled between the shareholder and dealer. Shareholders must submit a written redemption request in proper form (as described above under "Written Redemption Requests") to the dealer within three business days after calling the dealer with the sell order. Payment for shares redeemed (less any sales charge, if applicable) will ordinarily be made by check mailed within three business days to the dealer.


  TELEPHONE REDEMPTION REQUESTS. The Fund permits redemption of shares by telephone and for redemption proceeds to be sent to the address of record for the account or to the bank account of record as described below. To establish such privilege, a shareholder must complete the appropriate section of the application accompanying this Prospectus or call the Fund at (800) 421-5666 ((800) 421-2833 for the hearing impaired) to request that a copy of the Telephone Redemption Authorization form be sent to them for completion. To redeem shares, contact the telephone transaction line at (800) 421-5684. VKAC and the Fund employ procedures considered by them to be reasonable to confirm that instructions communicated by telephone are genuine. Such procedures include requiring certain personal identification information prior to acting upon telephone instructions, tape recording telephone communications, and providing written confirmation of instructions communicated by telephone. If reasonable procedures are employed, a shareholder agrees that neither VKAC nor the Fund will be liable for following instructions which it reasonably believes to be genuine. VKAC and the Fund may be liable for any losses due to unauthorized or fraudulent instructions if reasonable procedures are not followed. Telephone redemptions may not be available if the shareholder cannot reach ACCESS by telephone, whether because all telephone lines are busy or for any other reason; in such case, a shareholder would have to use the Fund's other redemption procedures previously described. Requests received by ACCESS prior to 4:00 p.m., New York time, on a regular business day will be processed at the net asset value per share determined that day. These privileges are available for all accounts other than retirement accounts. The telephone redemption privilege is not available for shares represented by certificates. If the shares to be redeemed have been recently purchased by check, ACCESS may delay mailing a redemption check or wiring redemption proceeds until it confirms that the purchase check has cleared, usually a period of up to 15 days. If an account has multiple owners, ACCESS may rely on the instructions of any one owner.


  For redemptions authorized by telephone, amounts of $50,000 or less may be redeemed daily if the proceeds are to be paid by check sent to the shareholders' address of record and amounts of at least $1,000 and up to $1 million may be redeemed daily if the proceeds are to be paid by wire sent to the shareholder's bank account of record. The proceeds must be payable to the shareholder(s) of record. Proceeds from redemptions to be paid by check will ordinarily be mailed within three business days to the shareholder's address of record. Proceeds from redemptions to be paid by wire will ordinarily be wired on the next business day to the shareholder's bank account of record. This privilege is not available if the address of record has been changed within 30 days prior to a telephone redemption request.

The Fund reserves the right at any time to terminate, limit or otherwise modify this telephone redemption privilege.


  REDEMPTION UPON DISABILITY. The Fund will waive the CDSC on redemptions following the disability of holders of Class B Shares and Class C Shares. An individual will be considered disabled for this purpose if he or she meets the definition thereof in Section 72(m)(7) of the Code, which in pertinent part defines a person as disabled if such person "is unable to engage in any substantial gainful activity by reason of any medically determinable physical or mental impairment which can be expected to result in death or to be of long-continued and indefinite duration." While the Fund does not specifically adopt the balance of the Code's definition which pertains to furnishing the Secretary of Treasury with such proof as he or she may require, the Distributor will require satisfactory proof of disability before it determines to waive the CDSC on Class B Shares and Class C Shares.



  In cases of disability, the CDSCs on Class B Shares and Class C Shares will be waived where the disabled person is either an individual shareholder or owns the shares as a joint tenant with right of survivorship or is the beneficial owner of a custodial or fiduciary account, and where the redemption is made within one year of the initial determination of disability. This waiver of the CDSC on Class B Shares and Class C Shares applies to a total or partial redemption, but only to redemptions of shares held at the time of the initial determination of disability.



  GENERAL REDEMPTION INFORMATION. The Fund may redeem any shareholder account with a net asset value on the date of the notice of redemption less than the minimum investment as specified by the Trustees. At least 60 days advance written notice of any such involuntary redemption is required and the shareholder is given an opportunity to purchase the required value of additional shares at the next determined net asset value without sales charge. Any applicable CDSC will be deducted from the proceeds of this redemption. Any involuntary redemption may only occur if the shareholder account is less than the minimum investment due to shareholder redemptions.



  REINSTATEMENT PRIVILEGE. Holders of Class A Shares or Class B Shares who have redeemed shares of the Fund may reinstate any portion or all of the net proceeds of such redemption in Class A Shares of the Fund. Holders of Class C Shares who have redeemed shares of the Fund may reinstate any portion or all of the net proceeds of such redemption in Class C Shares of the Fund with credit given for any CDSC paid upon such redemption. Such reinstatement is made at the net asset value (without sales charge except as described under "Shareholder Services -- Exchange Privilege") next determined after the order is received, which must be within 180 days after the date of the redemption. See "Purchase of Shares -- Waiver of Contingent Deferred Sales Charge." Reinstatement at net asset value is also offered to participants in those eligible retirement plans held or administered by Van Kampen American Capital Trust Company for repayment of principal (and interest) on their borrowings on such plans.

------------------------------------------------------------------------------

DISTRIBUTION AND SERVICE PLANS

------------------------------------------------------------------------------

  The Fund has adopted a distribution plan (the "Distribution Plan") with respect to each class of its shares pursuant to Rule 12b-1 under the 1940 Act. The Fund also has adopted a service plan (the "Service Plan") with respect to each class of its shares. The Distribution Plan and the Service Plan provide that the Fund may spend a portion of the Fund's average daily net assets attributable to each class of shares in connection with distribution of the respective class of shares and in connection with the provision of ongoing services to shareholders of each class. The Distribution Plan and the Service Plan are being implemented through an agreement with the Distributor and sub-agreements between the Distributor and brokers, dealers and financial intermediaries (collectively, "Selling Agreements") that may provide for their customers or clients certain services or assistance.


  CLASS A SHARES. The Fund may spend an aggregate amount up to 0.25% per year of the average daily net assets attributable to the Class A Shares of the Fund pursuant to the Distribution Plan and Service Plan. From such amount, the Fund may spend up to 0.25% per year of the Fund's average daily net assets attributable to the Class A Shares pursuant to the Service Plan in connection with the ongoing provision of services to holders of such shares by the Distributor and by brokers, dealers or financial intermediaries and in connection with the maintenance of such shareholders' accounts. The Fund pays the Distributor the lesser of the balance of the 0.25% not paid to such brokers, dealers or financial intermediaries or the amount of the Distributor's actual distribution-related expense.


  CLASS B SHARES. The Fund may spend up to 0.75% per year of the average daily net assets attributable to the Class B Shares of the Fund pursuant to the Distribution Plan. In addition, the Fund may spend up to 0.25% per year of the Fund's average daily net assets attributable to the Class B Shares pursuant to the Service Plan in connection with the ongoing provision of services to holders of such shares by the Distributor and by brokers, dealers or financial intermediaries and in connection with the maintenance of such shareholders' accounts.


  CLASS C SHARES. The Fund may spend up to 0.75% per year of the average daily net assets attributable to the Class C Shares of the Fund pursuant to the Distribution Plan. From such amount, the Fund, or the Distributor as agent for the Fund, pays brokers, dealers or financial intermediaries in connection with the distribution of the Class C Shares up to 0.75% of the Fund's average daily net assets attributable to Class C Shares maintained in the Fund more than one year by such broker's, dealer's or financial intermediary's customers. The Fund pays the Distributor the lesser of the balance of 0.75% not paid to such brokers, dealers or financial intermediaries or the amount of the Distributor's actual distribution-related expense attributable to the Class C Shares. In addition, the Fund may spend up to 0.25% per year of the Fund's average daily net assets attributable to the Class C Shares pursuant to the Service Plan in connection with the ongoing provision of services to holders of such shares by the Distributor and by brokers, dealers or financial intermediaries and in connection with the maintenance of such shareholders' accounts.

  OTHER INFORMATION. Amounts payable to the Distributor with respect to the Class A Shares under the Distribution Plan in a given year may not fully reimburse the Distributor for its actual distribution-related expenses during such year. In such event, with respect to the Class A Shares, there is no carryover of such reimbursement obligations to succeeding years.


  The Distributor's actual expenses with respect to a class of CDSC Shares (for purposes of this section, excluding any Class A Shares that may be subject to a
CDSC) for any given year may exceed the amounts payable to the Distributor with respect to such class of CDSC Shares under the Distribution Plan, the Service Plan and payments received pursuant to the CDSC. In such event, with respect to any such class of CDSC Shares, any unreimbursed expenses will be carried forward and paid by the Fund (up to the amount of the actual expenses incurred) in future years so long as such Distribution Plan is in effect. Except as mandated by applicable law, the Fund does not impose any limit with respect to the number of years into the future that such unreimbursed expenses may be carried forward (on a Fund level basis). Because such expenses are accounted on a Fund level basis, in periods of extreme net asset value fluctuation such amounts with respect to a particular CDSC Share may be greater or less than the amount of the initial commission (including carrying cost) paid by the Distributor with respect to such CDSC Share. In such circumstances, a shareholder of such CDSC Share may be deemed to incur expenses attributable to other shareholders of such class. As of December 31, 1996, there were $448,111 and $4,777 of unreimbursed distribution related expenses with respect to Class B Shares and Class C Shares, respectively, representing 4.42% and 1.35% of the Fund's net assets attributable to Class B Shares and Class C Shares, respectively. If the Distribution Plan was terminated or not continued, the Fund would not be contractually obligated to pay the Distributor for any expenses not previously reimbursed by the Fund or recovered through CDSCs.



  Because the Fund is a series of the Trust, amounts paid to the Distributor as reimbursement for expenses of one series of the Trust may indirectly benefit the other funds which are series of the Trust. The Distributor will endeavor to allocate such expenses among such funds in an equitable manner. The Distributor will not use the proceeds from the CDSC applicable to a particular class of shares to defray distribution-related expenses attributable to any other class of shares. Various federal and state laws prohibit national banks and some state-chartered commercial banks from underwriting or dealing in the Fund's shares. In addition, state securities laws on this issue may differ from the interpretations of federal law, and banks and financial institutions may be required to register as dealers pursuant to state law. In the unlikely event that a court were to find that these laws prevent such banks from providing such services described above, the Fund would seek alternate providers and expects that shareholders would not experience any disadvantage.

------------------------------------------------------------------------------
DISTRIBUTIONS FROM THE FUND
------------------------------------------------------------------------------

  The Fund's present policy, which may be changed at any time by the Board of Trustees, is to declare daily and pay monthly distributions of all or substantially all net investment income of the Fund. Net investment income consists of all interest income, dividends, and other ordinary income earned by the Fund, less all expenses of the Fund attributable to the class of shares in question. Net short-term capital gains, if any, may be distributed throughout the year. Expenses of the Fund are accrued each day. Net realized long-term capital gains, if any, are expected to be distributed, to the extent permitted by applicable law, to shareholders at least annually. Distributions cannot be assured, and the amount of each monthly distribution may vary.

  Distributions with respect to each class of shares will be calculated in the same manner on the same day and will be in the same amount, except that the different distribution and service fees and any incremental administrative expenses relating to each class of shares will be borne exclusively by the respective class and may cause the distributions relating to the different classes of shares to differ. Generally, distributions with respect to a class of shares subject to a higher distribution fee will be lower than distributions with respect to a class of shares subject to a lower distribution fee.


  Investors will be entitled to begin receiving dividends on their shares on the business day after ACCESS receives payments for such shares. However, shares become entitled to dividends on the day ACCESS receives payment for the shares either through a fed wire or NSCC settlement. Shares remain entitled to dividends through the day such shares are processed for payment on redemption.


  Distribution checks may be sent to parties other than the shareholder in whose name the account is registered. Persons wishing to utilize this service should complete the appropriate section of the account application accompanying this Prospectus or available from Van Kampen American Capital Funds, c/o ACCESS P.O. Box 418256, Kansas City, MO 64141-9256. After ACCESS receives this completed form, distribution checks will be sent to the bank or other person so designated by such shareholder.


  PURCHASE OF ADDITIONAL SHARES WITH DISTRIBUTIONS. The Fund will automatically credit monthly distributions and any annual net long-term capital gain distributions to a shareholder's account in additional shares of the Fund valued at net asset value, without a sales charge. Unless a shareholder instructs otherwise, the Reinvestment Plan is automatic. Instruction may be made by telephone by calling (800) 421-5666 ((800) 421-2833 for the hearing impaired) or in writing to ACCESS. See "Shareholder Services -- Reinvestment Plan."

------------------------------------------------------------------------------
TAX STATUS
------------------------------------------------------------------------------


  NEW YORK TAXATION. Individual shareholders will not be subject to New York State or New York City income tax on distributions attributable to interest on New York municipal securities. Individual shareholders will be subject to New York State or New York City income tax on distributions attributable to other income of the Fund (including net capital gain), and on gain on the sale of shares of the Fund. Corporations should note that all or a part of any distribution from the Fund, and gain on the sale of shares of the Fund, may be subject to the New York State corporate franchise tax and the New York City general corporation tax.


  Under currently applicable New York State law, the highest marginal New York State income tax rate imposed on individuals for taxable years beginning in 1994 is 7.875%, which is currently scheduled to decline to approximately 7.59% for taxable years beginning in 1995 and to 7.125% for taxable years beginning thereafter. The highest marginal New York City income tax rate currently imposed on individuals is 4.57%. In addition, individual taxpayers with New York adjusted gross income in excess of $100,000 must pay a supplemental tax to recognize the benefit of graduated tax rates. Due to the ongoing budgetary problems of both New York State and New York City, these income tax rates are subject to change at any time. Shareholders subject to taxation in a state other than New York will realize a lower after-tax rate of return if distributions from the Fund are not exempt from taxation in such other state.


  FEDERAL INCOME TAXATION. The Fund has qualified and intends to continue to qualify each year and to elect to be treated as a regulated investment company under Subchapter M of the Code. To qualify as a regulated investment company, the Fund must comply with certain requirements of the Code relating to, among other things, the source of its income and diversification of its assets.



  If the Fund so qualifies and distributes each year to its shareholders at least 90% of its net investment income (including tax-exempt interest, taxable income and net short-term capital gain, but not net capital gains, which are the excess of net long-term capital gains over net short-term capital losses), it will not be required to pay federal income taxes on any income distributed to shareholders. The Fund intends to distribute at least the minimum amount of net investment income necessary to satisfy the 90% distribution requirement. The Fund will not be subject to federal income tax on any net capital gains distributed to shareholders.



  In order to avoid a 4% excise tax, the Fund will be required to distribute, by December 31 of each year, at least 98% of its ordinary income (not including tax-exempt income) for such year and at least 98% of its capital gain net income (the latter of which generally is computed on the basis of the one-year period ending on October 31 of such year), plus any amounts that were not distributed in previous taxable years. For purposes of the excise tax, any ordinary income or capital gain net income retained by, and subject to federal income tax in the hands of, the Fund will be treated as having been distributed.



  If the Fund failed to qualify as a regulated investment company or failed to satisfy the 90% distribution requirement in any taxable year, the Fund would be taxed as an ordinary corporation on its taxable income (even if such income were distributed to its shareholders) and all distributions out of earnings and profits would be taxed to shareholders as ordinary income. To qualify again as a regulated investment company in a subsequent year, the Fund may be required to pay an interest charge on 50% of its earnings and profits attributable to non-regulated investment company years and would be required to distribute such earnings and profits to shareholders (less any interest charge). In addition, if the Fund failed to qualify as a regulated investment company for its first taxable year or, if immediately after qualifying as a regulated investment company for any taxable year, it failed to qualify for a period greater than one taxable year, the Fund would be required to recognize any net built-in gains (the excess of aggregate gains, including items of income, over aggregate losses that would have been realized if it had been liquidated) in order to qualify as a regulated investment company in a subsequent year.



  Some of the Fund's investment practices are subject to special provisions of the Code that, among other things, may defer the use of certain losses of the Fund and affect the holding period of the securities held by the Fund and the character of the gains or losses realized by the Fund. These provisions may also require the Fund to mark-to-market some of the positions in its portfolio (i.e., treat them as if they were sold for fair market value at the end of the tax-year), which may cause the Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the 90% distribution requirement and the distribution requirements for avoiding income and excise taxes. The Fund will monitor its transactions and may make certain tax elections in order to mitigate the effect of these rules and prevent disqualification of the Fund as a regulated investment company.



  The Fund's ability to dispose of portfolio securities may be limited by the requirement for qualification as a regulated investment company that less than 30% of the Fund's annual gross income be derived from the disposition of securities held for less than three months.



  Investments of the Fund in securities issued at a discount or providing for deferred interest or payment of interest in kind are subject to special tax rules that will affect the amount, timing and character of distributions to shareholders. For example, with respect to securities issued at a discount, the Fund will be required to accrue as income each year a portion of the discount and to distribute such income each year in order to maintain its qualification as a regulated investment company and to avoid income and excise taxes. In order to generate sufficient cash to make distributions necessary to satisfy the 90% distribution requirement and to avoid income and excise taxes, the Fund may have to dispose of securities that it would otherwise have continued to hold. A portion of the discount relating to certain stripped tax-exempt obligations may constitute taxable income when distributed to shareholders.



  DISTRIBUTIONS. The Fund intends to invest in sufficient tax-exempt municipal securities to permit payment of "exempt-interest dividends" (as defined in the Code). Dividends paid by the Fund from the net tax-exempt interest earned from municipal securities qualify as exempt-interest dividends if, at the close of each quarter of its taxable year, at least 50% of the value of the total assets of the Fund consists of municipal securities.



  The Tax Reform Act of 1986 (the "Tax Reform Act") may have an adverse impact upon the Fund and its shareholders. The Tax Reform Act imposed new limitations on the use and investment of the proceeds of state and local government bonds and other funds, which limitations must be satisfied in order to maintain the exclusion from gross income for interest on such bonds. The provisions of the Tax Reform Act generally apply to bonds issued after August 15, 1986. In light of these requirements, bond counsel qualify their opinions as to the federal tax status of bonds issued after August 15, 1986 by making them contingent on the issuer's future compliance with these limitations. Any failure on the part of an issuer to comply could cause the interest on its bonds to become taxable to investors retroactive to the date the bonds were issued.



  Except as provided below, exempt-interest dividends paid to shareholders generally are not includable in the shareholders' gross income for federal income tax purposes. The percentage of the total dividends paid by the Fund during any taxable year that qualify as exempt-interest dividends will be the same for all shareholders of the Fund receiving dividends during such year.



  The Tax Reform Act also makes interest on certain "private-activity bonds" an item of tax preference subject to the alternative minimum tax on individuals and corporations. The Fund invests a portion of its assets in municipal securities subject to this provision so that a portion of its exempt-interest dividends is an item of tax preference to the extent such dividends represent interest received from these private-activity bonds. Accordingly, investment in the Fund could cause shareholders to be subject to (or result in an increased liability under) the alternative minimum tax. The Tax Reform Act also imposed per capita volume limitations on certain private-activity bonds which could limit the amount of such bonds available for investment by the Fund.



  Exempt-interest dividends are included in determining what portion, if any, of a person's social security and railroad retirement benefits will be includable in gross income subject to federal income tax.



  Although exempt-interest dividends generally may be treated by Fund shareholders as items of interest excluded from their gross income, each shareholder is advised to consult his tax adviser with respect to whether exempt-interest dividends retain this exclusion if the purchaser would be treated as a "substantial user" (or a

"related person" of a substantial user) of the facilities financed with respect to any of the tax-exempt obligations held by the Fund, or by the Trust if it is required to qualify as a regulated investment company as described below. "Substantial user" is defined under U.S. Treasury Regulations to include a non-exempt person who regularly uses in his trade or business a part of any facilities financed with the tax-exempt obligations and whose gross revenues derived from such facilities exceed five percent of the total revenues derived from the facilities by all users, or who occupies more than 5% of the useable area of the facilities or for whom the facilities or a part thereof were specifically constructed, reconstructed or acquired. Examples of "related persons" include certain related natural persons, affiliated corporations, a partnership and its partners and an S corporation and its shareholders.



  The Omnibus Budget Reconciliation Act of 1993 included certain provisions that requires gains on dispositions of tax-exempt securities purchased at a market discount be treated as ordinary income to the extent of the accrued market discount, if the securities are acquired after April 30, 1993. Such securities were exempt from the market discount rules under prior law. Interest on indebtedness incurred or continued by a shareholder to purchase or carry shares of the Fund is not deductible for federal income tax purposes if the Fund distributes exempt-interest dividends during the shareholder's taxable year. If a shareholder receives an exempt-interest dividend with respect to any shares and such shares are held for six months or less, any short-term capital loss on the sale or exchange of the shares will be disallowed to the extent of the amount of such exempt-interest dividend.



  While the Fund expects that a major portion of its net investment income will constitute tax-exempt interest, a significant portion may consist of investment company taxable income. Distributions of the Fund's net investment company taxable income are taxable to shareholders as ordinary income to the extent of the Fund's earnings and profits, whether paid in cash or reinvested in additional shares. Distributions of the Fund's net capital gains ("capital gains dividends"), if any, are taxable to shareholders as long-term capital gains regardless of the length of time shares of the Fund have been held by such shareholders. Interest on indebtedness which is incurred to purchase or carry shares of a mutual fund which distributes exempt-interest dividends during the year is not deductible for federal income tax purposes. Distributions in excess of the Fund's earnings and profits will first reduce the adjusted tax basis of a holder's shares and, after such adjusted tax basis is reduced to zero, will constitute capital gains to such holder (assuming such shares are held as a capital asset). Tax-exempt shareholders not subject to federal income tax on their income generally will not be taxed on distributions from the Fund.



  Shareholders receiving distributions in the form of additional shares issued by the Fund will be treated for federal income tax purposes as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the distribution date. The basis of such shares will equal the fair market value on the distribution date.

  The Fund will inform shareholders of the source and tax status of all distributions promptly after the close of each calendar year. The aggregate amount of dividends so designated cannot exceed, however, the amount of interest exempt from tax under Section 103 of the Code received by the Fund during the year over any amounts disallowed as deductions under Sections 265 and 171(a)(2) of the Code. Since the percentage of dividends which are "exempt-interest" dividends is determined on an average annual method for the fiscal year, the percentage of income designated as tax-exempt for any particular dividend may be substantially different from the percentage of the Fund's income that was tax exempt during the period covered by the dividend, Fund distributions generally will not qualify for the dividends received deduction for corporations.



  Although dividends generally will be treated as distributed when paid, dividends declared in October, November or December, payable to shareholders of record on a specified date in such month and paid during January of the following year will be treated as having been distributed by the Fund and received by the shareholders on the December 31 prior to the date of payment. In addition, certain other distributions made after the close of a taxable year of the Fund may be "spilled back" and treated as paid by the Fund (except for purposes of the 4% excise tax) during such taxable year. In such case, shareholders will be treated as having received such dividends in the taxable year in which the distribution was actually made.



  The Fund is required, in certain circumstances, to withhold 31% of dividends and certain other payments, including redemptions, paid to shareholders who do not furnish to the Fund their correct taxpayer identification number (in the case of individuals, their social security number) and certain required certifications or who are otherwise subject to backup withholding.



  SALE OF SHARES. The sale of shares (including transfers in connection with a redemption or repurchase of shares) will be a taxable transaction for federal income tax purposes. Selling shareholders will generally recognize gain or loss in an amount equal to the difference between their adjusted tax basis in the shares and the amount received. If such shares are held as a capital asset, the gain or loss will be a capital gain or loss and will be long-term if such shares have been held for more than one year. Any loss realized upon a taxable disposition of shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gains dividends received with respect to such shares. For purposes of determining whether shares have been held for six months or less, the holding period is suspended for any periods during which the shareholder's risk of loss is diminished as a result of holding one or more other positions in substantially similar or related property or through certain options or short sales.



  GENERAL. The federal, state and local income tax discussion set forth above is for general information only. Prospective investors should consult their advisors regarding the specific federal tax consequences of holding and disposing of shares, as well as the effects of state, local and foreign tax law and any proposed tax law changes.

------------------------------------------------------------------------------
DESCRIPTION OF SHARES OF THE FUND
------------------------------------------------------------------------------

  The Fund is a series of the Van Kampen American Capital Tax Free Trust, a Delaware business trust organized as of May 10, 1995 (the "Trust"). The Fund was originally organized in 1994 under the name Van Kampen Merritt New York Tax Free Income Fund as a sub-trust of Van Kampen Merritt Tax Free Fund, a Massachusetts business trust. The Fund was reorganized as a series of the Trust as of July 31, 1995. Shares of the Trust entitle their holders to one vote per share; however, separate votes are taken by each series on matters affecting an individual series.


  The authorized capitalization of the Fund consists of an unlimited number of shares of beneficial interest, $0.01 par value, divided into three classes, designated Class A Shares, Class B Shares and Class C Shares. Each class of shares represents an interest in the same assets of the Fund and are identical in all respects except that each class bears certain distribution expenses and has exclusive voting rights with respect to its distribution fee. See "Distribution and Service Plans."



  The Fund is permitted to issue an unlimited number of classes of shares. Each class of shares is equal as to earnings, assets and voting privileges, except as noted above, and each class bears the expenses related to the distribution of its shares. There are no conversion, preemptive or other subscription rights, except with respect to the conversion of Class B Shares and certain Class C Shares into Class A Shares as described above. In the event of liquidation, each of the shares of the Fund is entitled to its portion of all of the Fund's net assets after all debt and expenses of the Fund have been paid. Since Class B Shares and Class C Shares pay higher distribution expenses, the liquidation proceeds to holders of Class B Shares and Class C Shares are likely to be lower than to other shareholders.


  The Trust does not contemplate holding regular meetings of shareholders to elect Trustees or otherwise. However, the holders of 10% or more of the outstanding shares may by written request require a meeting to consider the removal of Trustees by a vote of two-thirds of the shares then outstanding cast in person or by proxy at such meeting. The Trust will assist such holders in communicating with other shareholders of the Fund to the extent required by the 1940 Act. More detailed information concerning the Trust is set forth in the Statement of Additional Information.

------------------------------------------------------------------------------
ADDITIONAL INFORMATION
------------------------------------------------------------------------------

  This Prospectus and the Statement of Additional Information do not contain all the information set forth in the Registration Statement filed by the Fund with the SEC under the Securities Act of 1933. Copies of the Registration Statement may be obtained at a reasonable charge from the SEC or may be examined, without charge, at the office of the SEC in Washington, D.C.

  The fiscal year end of the Fund is December 31. The Fund sends to its shareholders, at least semi-annually, reports showing the Fund's portfolio and other information. An annual report, containing financial statements audited by the Fund's independent auditors, is sent to shareholders each year. After the end of each year, shareholders will receive federal income tax information regarding dividends and capital gains distributions.

  Shareholder inquiries should be directed to Van Kampen American Capital New York Tax Free Income Fund, One Parkview Plaza, Oakbrook Terrace, Illinois 60181.


  For Automated Telephone Service which provides 24-hour direct dial access to Fund facts and Shareholder account information, dial (800) 847-2424. For inquiries through Telecommunications Device for the Deaf (TDD) dial (800) 421-2833.

EXISTING SHAREHOLDERS--
FOR INFORMATION ON YOUR
EXISTING ACCOUNT PLEASE CALL
THE FUND'S TOLL-FREE

NUMBER--(800) 341-2911.


PROSPECTIVE INVESTORS--CALL
YOUR BROKER OR (800) 421-5666.

DEALERS--FOR DEALER
INFORMATION, SELLING
AGREEMENTS, WIRE ORDERS,
OR REDEMPTIONS CALL THE
DISTRIBUTOR'S TOLL-FREE
NUMBER--(800) 421-5666.

FOR SHAREHOLDER AND
DEALER INQUIRIES THROUGH
TELECOMMUNICATIONS
DEVICE FOR THE DEAF (TDD)

DIAL (800) 421-2833.


FOR AUTOMATED TELEPHONE

SERVICES DIAL (800) 847-2424.

VAN KAMPEN AMERICAN CAPITAL
NEW YORK TAX FREE
INCOME FUND
One Parkview Plaza
Oakbrook Terrace, IL 60181

Investment Adviser
VAN KAMPEN AMERICAN CAPITAL
INVESTMENT ADVISORY CORP.
One Parkview Plaza
Oakbrook Terrace, IL 60181

Distributor
VAN KAMPEN AMERICAN CAPITAL
DISTRIBUTORS, INC.
One Parkview Plaza
Oakbrook Terrace, IL 60181

Transfer Agent
ACCESS INVESTOR SERVICES, INC.
P.O. Box 418256
Kansas City, MO 64141-9256
Attn: Van Kampen American Capital
     New York Tax Free Income Fund

Custodian
STATE STREET BANK AND
TRUST COMPANY

225 West Franklin Street, P.O. Box 1713

Boston, MA 02105-1713
Attn: Van Kampen American Capital
     New York Tax Free Income Fund

Legal Counsel
SKADDEN, ARPS, SLATE,

MEAGHER & FLOM (ILLINOIS)

333 West Wacker Drive
Chicago, IL 60606


Independent Accountants

KPMG PEAT MARWICK LLP
Peat Marwick Plaza
303 East Wacker Drive
Chicago, IL 60601

 ------------------------------------------------------------------------------

                        NEW YORK TAX FREE INCOME FUND

 ------------------------------------------------------------------------------

                             P R O S P E C T U S


                                APRIL 30, 1997


         ------  A WEALTH OF KNOWLEDGE - A KNOWLEDGE OF WEALTH ------
                         VAN KAMPEN AMERICAN CAPITAL
    ------------------------------------------------------------------------

                      STATEMENT OF ADDITIONAL INFORMATION

             VAN KAMPEN AMERICAN CAPITAL TAX FREE HIGH INCOME FUND

  Van Kampen American Capital Tax Free High Income Fund, formerly known as Van Kampen Merritt Tax Free High Income Fund (the "Fund") is a separate diversified series of Van Kampen American Capital Tax Free Trust, a Delaware business trust (the "Trust"), an open-end management investment company commonly known as a mutual fund. The Fund's investment objective is to attempt to provide investors with a high level of current income exempt from federal income taxes primarily through investment in a diversified portfolio of medium and lower grade municipal securities. The Fund's portfolio is managed by Van Kampen American Capital Investment Advisory Corp. (the "Adviser").


  This Statement of Additional Information is not a prospectus but should be read in conjunction with the Prospectus for the Fund dated April 30, 1997 (the "Prospectus"). This Statement of Additional Information does not include all information that a prospective investor should consider before purchasing shares of the Fund, and investors should obtain and read the Prospectus prior to purchasing shares. A copy of the Prospectus may be obtained without charge by writing or calling Van Kampen American Capital Distributors, Inc. at One Parkview Plaza, Oakbrook Terrace, IL 60181 at (800) 421-5666 (or (800) 421-2833 for the hearing impaired). This Statement of Additional Information incorporates by reference the entire Prospectus.


  The Prospectus and this Statement of Additional Information omit certain information contained in the registration statement filed with the Securities and Exchange Commission, Washington, D.C. (the "SEC"). This omitted information may be obtained from the SEC upon payment of the fee prescribed, or inspected at the SEC's office at no charge.

                               TABLE OF CONTENTS


                                                                PAGE
                                                                ----
The Fund and The Trust......................................    B-2
Investment Policies and Restrictions........................    B-2
Additional Investment Considerations........................    B-4
Trustees and Officers.......................................    B-11
Investment Advisory and Other Services......................    B-20
Custodian and Independent Accountants.......................    B-22
Portfolio Transactions and Brokerage Allocation.............    B-22
Tax Status of the Fund......................................    B-23
The Distributor.............................................    B-23
Distribution and Service Plans..............................    B-24
Legal Counsel...............................................    B-25
Performance Information.....................................    B-25
Report of Independent Accountants...........................    B-27
Financial Statements........................................    B-28
Notes to Financial Statements...............................    B-40



       THIS STATEMENT OF ADDITIONAL INFORMATION IS DATED APRIL 30, 1997.

                             THE FUND AND THE TRUST


  Van Kampen American Capital Tax Free High Income Fund (the "Fund") is a separate diversified series of the Trust. The Trust is an unincorporated business trust established under the laws of the State of Delaware by an Agreement and Declaration of Trust dated as of May 10, 1995 ("Declaration of Trust"). At present, the Fund, Van Kampen American Capital Insured Tax Free Income Fund, Van Kampen American Capital California Insured Tax Free Fund, Van Kampen American Capital Municipal Income Fund, Van Kampen American Capital Intermediate Term Municipal Income Fund, Van Kampen American Capital Florida Insured Tax Free Income Fund, Van Kampen American Capital New Jersey Tax Free Income Fund and Van Kampen American Capital New York Tax Free Income Fund have been organized as series of the Trust and have commenced investment operations. Van Kampen American Capital California Tax Free Income Fund, Van Kampen Merritt American Capital Michigan Tax Free Income Fund, Van Kampen American Capital Missouri Tax Free Income Fund and Van Kampen American Capital Ohio Tax Free Income Fund have been organized as series of the Trust but have not commenced investment operations. Other series may be organized and offered in the future. The Fund originally was organized as a Maryland corporation under the name Van Kampen Merritt Tax Free High Income Fund Inc. and was reorganized under the name Van Kampen Merritt Tax Free High Income Fund as a sub-trust of the Van Kampen Merritt Tax Free Fund, a Massachusetts business trust. The Fund was reorganized as a series of the Trust and adopted its present name as of July 31, 1995.


  The Declaration of Trust permits the Trustees to create one or more separate investment portfolios and issue a series of shares for each portfolio. The Trustees can further sub-divide each series of shares into one or more classes of shares for each portfolio. The Trust can issue an unlimited number of shares, $0.01 par value (prior to July 31, 1995, the shares had no par value). Each share of the Trust represents an equal proportionate interest in the assets of its respective series with each other share in such series and no interest in any other series. No series is subject to the liabilities of any other series. The Declaration of Trust provides that shareholders are not liable for any liabilities of the Trust or any of its series, requires inclusion of a clause to that effect in every agreement entered into by the Trust or any of its series and indemnifies shareholders against any such liability.

  Shares of the Trust entitle their holders to one vote per share; however, separate votes are taken by each series on matters affecting an individual series. For example, a change in investment policy for a series would be voted upon by shareholders of only the series involved. Except as described in the Prospectus, shares do not have cumulative voting rights, preemptive rights or any conversion or exchange rights other than those described in the prospectus. The Trust does not contemplate holding regular meetings of shareholders to elect Trustees or otherwise. However, the holders of 10% or more of the outstanding shares may by written request require a meeting to consider the removal of Trustees by a vote of two-thirds of the shares then outstanding cast in person or by proxy at such meeting.

  The Trustees may amend the Declaration of Trust (including with respect to any series) in any manner without shareholder approval, except that the Trustees may not adopt any amendment adversely affecting the rights of shareholders of any series without approval by a majority of the shares of each affected series present at a meeting of shareholders (or such higher vote as may be required by the Investment Company Act of 1940, as amended (the "1940 Act") or other applicable law) and except that the Trustees cannot amend the Declaration of Trust to impose any liability on shareholders, make any assessment on shares or impose liabilities on the Trustees without approval from each affected shareholder or Trustee, as the case may be.

  Statements contained in this Statement of Additional Information as to the contents of any contract or other document referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement of which this Statement of Additional Information forms a part, each such statement being qualified in all respects by such reference.

                      INVESTMENT POLICIES AND RESTRICTIONS

  The investment objective of the Fund is set forth in the Prospectus under the caption "Investment Objectives and Policies." There can be no assurance that the Fund will achieve its objective.

  Fundamental investment restrictions limiting the investments of the Fund provide that the Fund may not:


   1. Purchase any securities (other than tax exempt obligations guaranteed by the United States Government or by its agencies or instrumentalities), if as a result more than 5% of the Fund's total assets (taken at current value) would then be invested in securities of a single issuer or if as a result the Fund would hold more than 10% of the outstanding voting securities of any single issuer, except that the Fund may purchase securities of other investment companies to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.



   2. Invest more than 25% of its assets in a single industry. (As described in the Prospectus, the Fund may from time to time invest more than 25% of its assets in a particular segment of the municipal bond market; however, the Fund will not invest more than 25% of its assets in industrial development bonds in a single industry), except that the Fund may purchase securities of other investment companies to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.


   3. Borrow money, except from banks for temporary purposes and then in amounts not in excess of 5% of the total asset value of the Fund, or mortgage, pledge or hypothecate any assets except in connection with a borrowing and in amounts not in excess of 10% of the total asset value of the Fund. Borrowings may not be made for investment leverage, but only to enable the Fund to satisfy redemption requests where liquidation of portfolio securities is considered disadvantageous or inconvenient. In this connection, the Fund will not purchase portfolio securities during any period that such borrowings exceed 5% of the total asset value of the Fund. Notwithstanding this investment restriction, the Fund may enter into "when issued" and "delayed delivery" transactions as described in the Prospectus.

   4. Make loans of money or property to any person, except to the extent the securities in which the Fund may invest are considered to be loans and except that the Fund may lend money or property in connection with maintenance of the value of, or the Fund's interest with respect to, the securities owned by the Fund.

   5. Buy any securities "on margin." The deposit of initial or maintained margin in connection with interest rate or other financial futures or index contracts or related options is not considered the purchase of a security on margin.

   6. Sell any securities "short," write, purchase or sell puts, calls or combinations thereof, or purchase or sell interest rate or other financial futures or index contracts or related options, except as hedging transactions in accordance with the requirements of the Securities and Exchange Commission and the Commodity Futures Trading Commission.

   7. Act as an underwriter of securities, except to the extent the Fund may be deemed to be an underwriter in connection with the sale of securities held in their respective portfolios.


   8. Make investments for the purpose of exercising control or participation in management, except to the extent that exercise by the Fund of its rights under agreements related to securities owned by the Fund would be deemed to constitute such control or participation, except that the Fund may purchase securities of other investment companies to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.



   9. Invest in securities issued by other investment companies except as part of a merger, reorganization or other acquisition and extent permitted by
      (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.


  10. Invest in equity interests in oil, gas or other mineral exploration of development programs.

  11. Purchase or sell real estate, commodities or commodity contracts, except to the extent the securities the Fund may invest in are considered to be interest in real estate, commodities or commodity contracts or to the extent the Fund exercises its rights under agreements relating to such securities (in which case the Fund may own, hold, foreclose, liquidate or otherwise dispose of real estate acquired as a result of a default on a mortgage), and except to the extent the options and futures and index contracts in which such Funds may invest for hedging and risk management purposes are considered to be commodities or commodities contracts.

  The Fund may not change any of these investment restrictions nor any other fundamental policy as they apply to the Fund without the approval of the lesser of (i) more than 50% of the Fund's outstanding shares or (ii) 67% of the Fund's shares present at a meeting at which the holders of more than 50% of the outstanding shares are present in person or by proxy. As long as the percentage restrictions described above are satisfied at the time of the investment or borrowing, the Fund will be considered to have abided by those restrictions even if, at a later time, a change in values or net assets causes an increase or decrease in percentage beyond that allowed. Certain of the medium and lower grade municipal securities in which the Fund may invest may be, subsequent to the Fund's investment in such securities, downgraded by Moody's or S&P or may be deemed by the Adviser to be of a lower quality as a result of impairment of the creditworthiness of the issuer of such securities or of the project the revenues from which are the source of payment of interest and repayment of principal with respect to such securities. In such instances, the secondary market for such municipal securities may become less liquid, with the possibility that more than 10% of the Fund's assets would be invested in securities which are not readily marketable. In such event, the Fund will take reasonable and appropriate steps to reduce the percentage of the Fund's portfolio represented by securities that are not readily marketable, together with any other securities subject to investment restriction eight above, to less than 10% of the Fund's assets as soon as is reasonably practicable.

  The Fund generally will not engage in the trading of securities for the purpose of realizing short-term profits, but it will adjust its portfolio as deemed advisable in view of prevailing or anticipated market conditions to accomplish the Fund's investment objectives. For example, the Fund may sell portfolio securities in anticipation of a movement in interest rates. Frequency of portfolio turnover will not be a limiting factor if the Fund considers it advantageous to purchase or sell securities. Portfolio turnover is calculated by dividing the lesser of purchases or sales of portfolio securities by the monthly average value of the securities in the portfolio during the year. Securities, including options, whose maturity or expiration date at the time of acquisition were one year or less are excluded from such calculation. The Fund anticipates that its annual portfolio turnover rate will normally be less than 100%.

  Interest on certain "private activity" obligations issued after August 7, 1986 is treated as a preference item for the purpose of calculating the alternative minimum tax. The Fund may invest up to 20% of its assets in such "private activity" obligations. To the extent that the Fund does invest, in such "private activity" obligations, dividends paid to an investor who is subject to the alternative minimum tax might not be completely tax exempt or might cause an investor to be subject to such tax.

                      ADDITIONAL INVESTMENT CONSIDERATIONS

MUNICIPAL SECURITIES.

  Municipal securities include long-term obligations, which are often called municipal bonds, as well as shorter term municipal notes, municipal leases, and tax-exempt commercial paper. Under normal market conditions, longer term municipal securities generally provide a higher yield than shorter term municipal securities, and therefore the Fund generally expects to be invested primarily in longer term municipal securities. The Fund will, however, invest in shorter term municipal securities when yields are greater than yields available on longer term municipal securities, for temporary defensive purposes and when redemption requests are expected. The two principal classifications of municipal bonds are "general obligation" and "revenue" or "special obligation" bonds, which include "industrial revenue bonds." General obligation bonds are secured by the issuer's pledge of its faith, credit, and taxing power for the payment of principal and interest. Revenue or special obligation bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special tax or other specific revenue source such as from the user of the facility being financed. Municipal leases are obligations issued by state and local governments or authorities to finance the acquisition of equipment and facilities. They may take the form of a lease, an installment purchase contract, a conditional sales contract, or a participation certificate in any of the above. Some municipal leases and participation certificates may not be considered readily marketable. Such non-marketable municipal leases, together with other restricted or non-marketable securities in the Fund's portfolio will not at the time of purchase exceed 10% of the total assets of the Fund. The "issuer" of municipal securities is generally deemed to be the governmental agency, authority, instrumentality or other political subdivision, or the non-governmental user of a facility, the assets and revenues of which will be used to meet the payment obligations, or the guarantee of such payment obligations, of the municipal securities.

  The Fund may purchase floating and variable rate demand notes, which are municipal securities normally having a stated maturity in excess of one year, but which permit the holder to demand payment of principal at any time, or at specified intervals. The issuer of such notes normally has a corresponding right, after a given period, to prepay at its discretion upon notice to the noteholders the outstanding principal amount of the notes plus accrued interest. The interest rate on a floating rate demand note is based on a known lending rate, such as a bank's prime rate, and is adjusted automatically each time such rate is adjusted. The interest rate on a variable rate demand note is adjusted automatically at specified intervals. There generally is no secondary market for these notes, although they are redeemable at face value. Each note purchase by the Fund will meet the criteria established for the purchase of municipal securities.

  The Fund also may invest up to 15% of its total assets in derivative variable rate municipal securities such as inverse floaters whose rates vary inversely with changes in market rates of interest. Such derivative variable rate municipal securities may pay a rate of interest determined by applying a multiple to the variable rate. The extent of increases and decreases in the value of derivative municipal securities whose rates vary inversely with changes in market rates of interest in response to such changes in market rates generally will be larger than comparable changes in the value of an equal principal amount of a fixed rate municipal security having similar credit quality, redemption provisions and maturity. In addition, the Fund may invest in derivative municipal securities the terms of which include elements of, or are similar in effect to, certain Strategic Transactions in which the Fund may engage. Such municipal securities may by their terms, for example, have economic characteristics comparable to, among other things, a swap, cap, floor or collar transaction with respect to such security for a period of time prior to its stated maturity. See "Additional Investment Considerations -- Strategic Transactions" in this Statement of Additional Information.

  MEDIUM AND LOWER GRADE MUNICIPAL SECURITIES. Discussion concerning the special risk factors relating to the Fund's investments in medium and lower grade municipal securities appears in the "Municipal Securities" section of the Prospectus under the subheading "Special Considerations and Risk Factors Regarding Medium and Lower Grade Municipal Securities."

INVESTMENT PRACTICES.

  If the Adviser deems it appropriate to seek to hedge any of the Fund's portfolio against market value changes, the Fund may buy or sell derivative instruments such as financial futures contracts and related options, such as municipal bond index futures contracts and the related put or call options contracts on such index futures. A tax exempt bond index fluctuates with changes in the market values of the tax exempt bonds included in the index. An index future is an agreement pursuant to which two parties agree to receive or deliver at settlement an amount of cash equal to a specified dollar amount multiplied by the difference between the value of the index at the close of the last trading day of the contract and the price at which the future was originally written. A financial future is an agreement between two parties to buy and sell a security for a set price on a future date. An index future has similar characteristics to a financial future except that settlement is made through delivery of cash rather than the underlying securities. An example is the Long-Term Municipal Bond futures contract traded on the Chicago Board of Trade. It is based on the Bond Buyer's Municipal Bond Index, which represents an adjusted average price of the forty most recent long-term municipal issues of $50 million or more ($75 million in the instance of housing issues) rated A or better by either Moody's Investors Service, Inc. ("Moody's")or Standard & Poor's Ratings Group ("S&P"), maturing in no less than nineteen years, having a first call in no less than seven nor more than sixteen years, and callable at par.

  The Fund may engage in "when issued" and "delayed delivery" transactions and utilize futures contracts and options thereon for hedging purposes. The Securities and Exchange Commission ("SEC") generally requires that when mutual funds, such as the Fund, effect transactions of the foregoing nature, such funds must either segregate cash or readily marketable portfolio securities with its custodian in an amount of its obligations under the foregoing transactions, or cover such obligations by maintaining positions in portfolio securities, futures contracts or options that would serve to satisfy or offset the risk of such obligations. When effecting transactions of the foregoing nature, the Fund will comply with such segregation or cover requirements.

  When the Fund engages in the purchase or sale of futures contracts or the sale of options thereon it will deposit the initial margin required for such contracts in a segregated account maintained with the Fund's custodian, in the name of the futures commission merchant with whom the Fund maintains the related account. Thereafter, if the Fund is required to make maintenance margin payments with respect to the futures contracts, or mark-to-market payments with respect to such option sale positions, the Fund will make such payments directly to such futures commission merchant. The SEC currently requires mutual funds to demand promptly the return of any excess maintenance margin or mark-to- market credits in its account with futures commission merchants. Each Fund will comply with SEC requirements concerning such excess margin.

  The Fund may invest up to 15% of its total assets in illiquid securities, securities the disposition of which is subject to substantial legal or contractual restrictions on resale and securities that are not readily marketable. The sale of restricted and illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Restricted securities salable among qualified institutional buyers without restriction pursuant to Rule 144A under the Securities Act of 1933, as amended, that are determined to be liquid by the Adviser under guidelines adopted by the Board of Trustees of the Trust (under which guidelines the Adviser will consider factors such as trading activities and the availability of price quotations), will not be treated as restricted securities by the Fund pursuant to such rules. The Fund may, from time to time, adopt a more restrictive limitation with respect to investment in illiquid and restricted securities in order to comply with the most restrictive state securities law, currently 10%. This policy does not include restricted securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended, which the Board of Trustees or the Fund's investment adviser has determined under Board-approved guidelines to be liquid.

STRATEGIC TRANSACTIONS.

  The Fund may, but is not required to, utilize various other investment strategies as described below to hedge various market risks (such as interest rates and broad or specific market movements) or to manage the effective maturity or duration of the Fund's fixed-income securities. Such strategies are generally accepted by modern portfolio managers and are regularly utilized by many mutual funds and other institutional investors. Techniques and instruments may change over time as new instruments and strategies are developed or regulatory changes occur.

  In the course of pursuing these investment strategies, the Fund may purchase and sell derivative instruments such as exchange-listed and over-the-counter put and call options on securities, fixed-income indices and other financial instruments, purchase and sell financial futures contracts and options thereon, enter into various interest rate transactions such as swaps, caps, floors or collars (collectively, all the above are called "Strategic Transactions"). Strategic Transactions may be used to attempt to protect against possible changes in the market value of securities held in or to be purchased for the Fund's portfolio resulting from securities markets fluctuations, to protect the Fund's unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of the Fund's portfolio, or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities.

  Any or all of these investment techniques may be used at any time and there is no particular strategy that dictates the use of one technique rather than another, as use of any Strategic Transaction is a function of numerous variables including market conditions. The ability of the Fund to utilize these Strategic Transactions successfully will depend on the Adviser's ability to predict pertinent market movements, which cannot be assured. The Fund will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments. Strategic Transactions involving financial futures and options thereon will be purchased, sold or entered into only for bona fide hedging, risk management or portfolio management purposes and not for speculative purposes.

  Strategic Transactions have risks associated with them including possible default by the other party to the transaction, illiquidity and, to the extent the Adviser's view as to certain market movements is incorrect, the risk that the use of such Strategic Transactions could result in losses greater than if they had not been used. Use of put and call options may result in losses to the Fund, force the sale or purchase of portfolio securities at inopportune times or for prices other than current market values, limit the amount of appreciation the Fund can realize on its investments or cause the Fund to hold a security it might otherwise sell. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of the Fund creates the possibility that losses on the hedging instrument may be greater than gains in the value of the Fund's position. In addition, futures and options markets may not be liquid in all circumstances and certain over-the-counter options may have no markets. As a result, in certain markets, the Fund might not be able to close out a transaction without incurring substantial losses, if at all. Although the use of futures and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in value of such position. Finally, the daily variation margin requirements for futures contracts would create a greater ongoing potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium. Losses resulting from the use of Strategic Transactions would reduce net asset value, and possibly income, and such losses can be greater than if the Strategic Transactions had not been utilized. Income earned or deemed to be earned, if any, by the Fund from its Strategic Transactions will generally be taxable income of the Fund. See "Tax Status" in the Prospectus.

  GENERAL CHARACTERISTICS OF OPTIONS.   Put options and call options typically
have similar structural characteristics and operational mechanics regardless of the underlying instrument on which they are purchased or sold. Thus, the following general discussion relates to each of the particular types of options discussed in greater detail below. In addition, many Strategic Transactions involving options require segregation of Fund assets in special accounts, as described below under "Use of Segregated and Other Special Accounts."

  A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the writer the obligation to buy, the underlying security, commodity, index, or other instrument at the exercise price. For instance, the Fund's purchase of a put option on a security might be designed to protect its holdings in the underlying instrument (or, in some cases, a similar instrument) against a substantial decline in the market value by giving the Fund the right to sell such instrument at the option exercise price. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller the obligation to sell, the underlying instrument at the exercise price. The Fund's purchase of a call option on a security, financial future, index, or other instrument might be intended to protect the Fund against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase such instrument. An American style put or call option may be exercised at any time during the option period while a European style put or call option may be exercised only upon expiration or during a fixed period prior thereto. The Fund is authorized to purchase and sell exchange listed options and over-the-counter options ("OTC options"). Exchange listed options are issued by a regulated intermediary such as the Options Clearing Corporation ("OCC"), which guarantees the performance of the obligations of the parties to such options. The discussion below uses the OCC as a paradigm, but is also applicable to other financial intermediaries.

  With certain exceptions, OCC issued and exchange listed options generally settle by physical delivery of the underlying security or currency, although in the future cash settlement may become available. Index options and Eurodollar instruments are cash settled for the net amount, if any, by which the option is "in-the-money" (i.e., where the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.

  The Fund's ability to close out its position as a purchaser or seller of an OCC or exchange listed put or call option is dependent, in part, upon the liquidity of the option market. Among the possible reasons for the absence of a liquid option market on an exchange are: (i) insufficient trading interest in certain options; (ii) restrictions on transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities including reaching daily price limits; (iv) interruption of the normal operations of the OCC or an exchange; (v) inadequacy of the facilities of an exchange or OCC to handle current trading volume; or (vi) a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the relevant market for that option on that exchange would cease to exist, although outstanding options on that exchange would generally continue to be exercisable in accordance with their terms.

  The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.

  OTC options are purchased from or sold to securities dealers, financial institutions or other parties ("Counterparties") through direct bilateral agreement with the Counterparty. In contrast to exchange listed options, which generally have standardized terms and performance mechanics, all the terms of an OTC option, including such terms as method of settlement, term, exercise price, premium, guarantees and security, are set by negotiation of the parties. The Fund will only sell OTC options that are subject to a buy-back provision permitting the Fund to require the Counterparty to sell the option back to the Fund at a formula price within seven days. The Fund expects generally to enter into OTC options that have cash settlement provisions, although it is not required to do so.

  Unless the parties provide for it, there is no central clearing or guaranty function in an OTC option. As a result, if the Counterparty fails to make or take delivery of the security, or other instrument underlying an OTC option it has entered into with the Fund or fails to make a cash settlement payment due in accordance with the terms of that option, the Fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Accordingly, the Adviser must assess the creditworthiness of each such Counterparty or any guarantor or credit enhancement of the Counterparty's credit to determine the likelihood that the terms of the OTC option will be satisfied. The Fund will engage in OTC option transactions only with United States government securities dealers recognized by the Federal Reserve Bank of New York as "primary dealers", or broker dealers, domestic or foreign banks or other financial institutions which have received (or the guarantors of the obligation of which have received) a short-term credit rating of "A-1" from S&P or "P-1" from Moody's or an equivalent rating from any other nationally recognized statistical rating organization ("NRSRO"). The staff of the SEC currently takes the position that, in general, OTC options on securities other than U.S. Government securities purchased by the Fund, and portfolio securities "covering" the amount of the Fund's obligation pursuant to an OTC option sold by it (the cost of the sell-back plus the in-the-money amount, if any) are illiquid, and are subject to the Fund's limitation on investing no more than 15% of its assets in illiquid securities.

  If the Fund sells a call option, the premium that it receives may serve as a partial hedge, to the extent of the option premium, against a decrease in the value of the underlying securities or instruments in its portfolio or will increase the Fund's income. The sale of put options can also provide income.

  The Fund may purchase and sell call options on securities, including U.S. Treasury and agency securities, municipal obligations, mortgage-backed securities and Eurodollar instruments that are traded on U.S. and foreign securities exchanges and in the over-the-counter markets. All calls sold by the Fund must be "covered" (i.e., the Fund must own the securities or futures contract subject to the call) or must meet the asset segregation requirements described below as long as the call is outstanding. Even though the Fund will receive the option premium to help protect it against loss, a call sold by the Fund exposes the Fund during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or instrument and may require the Fund to hold a security or instrument which it might otherwise have sold.

  The Fund may purchase and sell put options on securities including U.S. Treasury and agency securities, mortgage-backed securities, municipal obligations and Eurodollar instruments (whether or not it holds the above securities in its portfolio.) The Fund will not sell put options if, as a result, more than 50% of the Fund's assets would be required to be segregated to cover its potential obligations under such put options other than those with respect to futures and options thereon. In selling put options, there is a risk that the Fund may be required to buy the underlying security at a disadvantageous price above the market price.

  GENERAL CHARACTERISTICS OF FUTURES. The Fund may enter into financial futures contracts or purchase or sell put and call options on such futures as a hedge against anticipated interest rate or fixed-income market changes, for duration management and for risk management purposes. Futures are generally bought and sold on the commodities exchanges where they are listed with payment of initial and variation margin as described below. The purchase of a futures contract creates a firm obligation by the Fund, as purchaser, to take delivery from the seller the specific type of financial instrument called for in the contract at a specific future time for a specified price (or, with respect to index futures and Eurodollar instruments, the net cash amount). The sale of a futures contract creates a firm obligation by the Fund, as seller, to deliver to the buyer the specific type of financial instrument called for in the contract at a specific future time for a specified price (or, with respect to index futures and Eurodollar instruments, the net cash amount). Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right in return for the premium paid to assume a position in a futures contract and obligates the seller to deliver such option.

  The Fund's use of financial futures and options thereon will in all cases be consistent with applicable regulatory requirements and in particular the rules and regulations of the Commodity Futures Trading Commission and will be entered into only for bona fide hedging, risk management (including duration management) or other portfolio management purposes. Typically, maintaining a futures contract or selling an option thereon requires the Fund to deposit with a financial intermediary as security for its obligations an amount of cash or other specified assets (initial margin) which initially is typically 1% to 10% of the face amount of the contract (but may be higher in some circumstances). Additional cash or assets (variation margin) may be required to be deposited thereafter on a daily basis as the mark to market value of the contract fluctuates. The purchase of options on financial futures involves payment of a premium for the option without any further obligation on the part of the Fund. If the Fund exercises an option on a futures contract it will be obligated to post initial margin (and potential subsequent variation margin) for the resulting futures position just as it would for any position. Futures contracts and options thereon are generally settled by entering into an offsetting transaction but there can be no assurance that the position can be offset prior to settlement at an advantageous price nor that delivery will occur.

  The Fund will not enter into a futures contract or related option (except for closing transactions) if, immediately thereafter, the sum of the amount of its initial margin and premiums on open futures contracts and options thereon would exceed 5% of the Fund's total assets (taken at current value); however, in the case of an option that is in-the-money at the time of the purchase, the in-the-money amount may be excluded in calculating the 5% limitation. The segregation requirements with respect to futures contracts and options thereon are described below.

  OPTIONS ON SECURITIES INDICES AND OTHER FINANCIAL INDICES. The Fund also may purchase and sell call and put options on securities indices and other financial indices and in so doing can achieve many of the same objectives it would achieve through the sale or purchase of options on individual securities or other instruments. Options on securities indices and other financial indices are similar to options on a security or other instrument except that, rather than settling by physical delivery of the underlying instrument, they settle by cash settlement, i.e., an option on an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option (except if, in the case of an OTC option, physical delivery is specified). This amount of cash is equal to the excess of the closing price of the index over the exercise price of the option, which also may be multiplied by a formula value. The seller of the option is obligated, in return for the premium received, to make delivery of this amount. The gain or loss on an option on an index depends on price movements in the instruments making up the market, market segment, industry or other composite on which the underlying index is based, rather than price movements in individual securities, as is the case with respect to options on securities.

  COMBINED TRANSACTIONS. The Fund may enter into multiple transactions, including multiple options transactions, multiple futures transactions and multiple interest rate transactions and any combination of futures, options and interest rate transactions ("component" transactions), instead of a single Strategic Transaction, as part of a single or combined strategy when, in the opinion of the Adviser, it is in the best interests of the Fund to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions are normally entered into based on the Adviser's judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the portfolio management objective.

  SWAPS, CAPS, FLOORS AND COLLARS. Among the Strategic Transactions into which the Fund may enter are interest rate and index swaps and the purchase or sale of related caps, floors and collars. The Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. The Fund intends to use these transactions as hedges and not as speculative investments and will not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream the Fund may be obligated to pay. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. An index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

  The Fund will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as these swaps, caps, floors and collars are entered into for good faith hedging purposes, the Adviser and the Fund believe such obligations do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to its borrowing restrictions. The Fund will not enter into any swap, cap, floor or collar transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the Counterparty, combined with any credit enhancements, is rated at least "A" by S&P or Moody's or has an equivalent equity rating from an NRSRO or is determined to be of equivalent credit quality by the Adviser. If there is a default by the Counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.


  USE OF SEGREGATED AND OTHER SPECIAL ACCOUNTS. Many Strategic Transactions, in addition to other requirements, require that the Fund segregate liquid high-grade assets with its custodian to the extent Fund obligations are not otherwise "covered" through ownership of the underlying security, financial instrument or currency. In general, either the full amount of any obligation by the Fund to pay or deliver securities or assets must be covered at all times by the securities, instruments or currency required to be delivered, or, subject to any regulatory restrictions, an amount of cash or liquid securities at least equal to the current amount of the obligation must be segregated with the custodian. The segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. For example, a call option written by the Fund will require the Fund to hold the securities subject to the call (or securities convertible into the needed securities without additional consideration) or to segregate liquid securities sufficient to purchase and deliver the securities if the call is exercised. A call option sold by the Fund on an index will require the Fund to own portfolio securities which correlate with the index or to segregate liquid securities equal to the excess of the index value over the exercise price on a current basis. A put option written by the Fund requires the Fund to segregate liquid securities assets equal to the exercise price.

  OTC options entered into by the Fund, including those on securities, financial instruments or indices and OCC issued and exchange listed index options, will generally provide for cash settlement. As a result, when the Fund sells these instruments it will only segregate an amount of assets equal to its accrued net obligations, as there is no requirement for payment or delivery of amounts in excess of the net amount. These amounts will equal 100% of the exercise price in the case of a non cash-settled put, the same as an OCC guaranteed listed option sold by the Fund, or the in-the-money amount plus any sell-back formula amount in the case of a cash-settled put or call. In addition, when the Fund sells a call option on an index at a time when the in-the-money amount exceeds the exercise price, the Fund will segregate, until the option expires or is closed out, cash or cash equivalents equal in value to such excess. OCC issued and exchange listed options sold by the Fund other than those above generally settle with physical delivery, and the Fund will segregate an amount of assets equal to the full value of the option. OTC options settling with physical delivery, or with an election of either physical delivery or cash settlement, will be treated the same as other options settling with physical delivery.

  In the case of a futures contract or an option thereon, the Fund must deposit initial margin and possible daily variation margin in addition to segregating assets sufficient to meet its obligation to purchase or provide securities or currencies, or to pay the amount owed at the expiration of an index-based futures contract. Such assets may consist of cash, cash equivalents, liquid debt or equity securities or other acceptable assets.


  With respect to swaps, the Fund will accrue the net amount of the excess, if any, of its obligations over its entitlements with respect to each swap on a daily basis and will segregate an amount of cash or liquid securities having a value equal to the accrued excess. Caps, floors and collars require segregation of assets with a value equal to the Fund's net obligation, if any.


  Strategic Transactions may be covered by other means when consistent with applicable regulatory policies. The Fund may also enter into offsetting transactions so that its combined position, coupled with any segregated assets, equals its net outstanding obligation in related options and Strategic Transactions. For example, the Fund could purchase a put option if the strike price of that option is the same or higher than the strike price of a put option sold by the Fund. Moreover, instead of segregating assets if the Fund held a futures or forward contract, it could purchase a put option on the same futures or forward contract with a strike price as high or higher than the price of the contract held. Other Strategic Transactions may also be offset in combinations. If the offsetting transaction terminates at the time of or after the primary transaction no segregation is required, but if it terminates prior to such time, assets equal to any remaining obligation would need to be segregated.

  The Fund's activities involving Strategic Transactions may be limited by the requirements of Subchapter M of the Code for qualification as a regulated investment company. See "Tax Status" in the Prospectus.


                             TRUSTEES AND OFFICERS



  The tables below list the trustees and officers of the Trust (of which the Fund is a separate series) and other executive officers of the Fund's investment adviser and their principal occupations for the last five years and their affiliations, if any, with VK/AC Holding, Inc. ("VKAC Holding"), Van Kampen American Capital, Inc. ("Van Kampen American Capital" or "VKAC"), Van Kampen American Capital Investment Advisory Corp. ("Advisory Corp."), Van Kampen American Capital Asset Management, Inc. ("Asset Management"), Van Kampen American Capital Distributors, Inc., the distributor of the Fund's shares (the "Distributor") and ACCESS Investors Services Inc., the Fund's transfer agent ("ACCESS"). Advisory Corp. and Asset Management sometimes are referred to herein collectively as the "Advisers". For purposes hereof, the term "Fund Complex" includes each of the open-end investment companies advised by the Advisory Corp. and each of the open-end investment companies advised by the Asset Management (excluding the American Capital Exchange Fund and the Common Sense Trust).

                                    TRUSTEES



                                                 PRINCIPAL OCCUPATIONS OR
NAME, ADDRESS AND AGE                            EMPLOYMENT IN PAST 5 YEARS
---------------------                            --------------------------
J. Miles Branagan.........................  Private investor. Co-founder, and prior to August 1996,
1632 Morning Mountain Road                  Chairman, Chief Executive Officer and President, MDT
Raleigh, NC 27614                           Corporation (now known as Getinge/Castle, Inc., a
Date of Birth: 07/14/32                     subsidiary of Getinge Industrier AB), a company which
                                            develops, manufactures, markets and services medical and
                                            scientific equipment. Trustee of each of the funds in the
                                            Fund Complex.
Linda Hutton Heagy........................  Partner, Ray & Berndtson, Inc. An executive recruiting
Sears Tower                                 and management consulting firm. Formerly, Executive Vice
233 South Wacker Drive                      President of ABN AMRO, N.A., a Dutch bank holding
Suite 4020                                  company. Prior to 1992, Executive Vice President of La
Chicago, IL 60606                           Salle National Bank. Trustee of each of the funds in the
Date of Birth: 06/03/48                     Fund Complex.
R. Craig Kennedy..........................  President and Director, German Marshall Fund of the
11 DuPont Circle, N.W.                      United States. Formerly, advisor to the Dennis Trading
Washington, D.C. 20036                      Group Inc. Prior to 1992, President and Chief Executive
Date of Birth: 02/29/52                     Officer, Director and Member of the Investment Committee
                                            of the Joyce Foundation, a private foundation. Trustee of
                                            each of the funds in the Fund Complex.
Dennis J. McDonnell*......................  President and a Director of VKAC. President, Chief
One Parkview Plaza                          Operating Officer and a Director of the Advisers.
Oakbrook Terrace, IL 60181                  Director or officer of certain other subsidiaries of
Date of Birth: 05/20/42                     VKAC. Prior to November 1996, Executive Vice President
                                            and a Director of VKAC Holding. President and Trustee of
                                            each of the funds in the Fund Complex. President,
                                            Chairman of the Board and Trustee of other investment
                                            companies advised by the Advisers or their affiliates.
Jack E. Nelson............................  President, Nelson Investment Planning Services, Inc., a
423 Country Club Drive                      financial planning company and registered investment
Winter Park, FL 32789                       adviser. President, Nelson Ivest Brokerage Services Inc.,
Date of Birth: 02/13/36                     a member of the National Association of Securities
                                            Dealers, Inc. ("NASD") and Securities Investors
                                            Protection Corp. ("SIPC"). Trustee of each of the funds
                                            in the Fund Complex.
Jerome L. Robinson........................  President, Robinson Technical Products Corporation, a
115 River Road                              manufacturer and processor of welding alloys, supplies
Edgewater, NJ 07020                         and equipment. Director, Pacesetter Software, a software
Date of Birth: 10/10/22                     programming company specializing in white collar
                                            productivity. Director, Panasia Bank. Trustee of each of
                                            the funds in the Fund Complex.
Phillip B. Rooney.........................  Private investor. Director, Illinois Tool Works, Inc., a
348 East Third Street                       manufacturing company; Director, The Servicemaster
Hinsdale, IL 60521                          Company, a business and consumer services company;
Date of Birth: 07/08/44                     Director, Urban Shopping Centers Inc., a retail mall
                                            management company; Director, Stone Container Corp., a
                                            paper manufacturing company. Trustee, University of Notre
                                            Dame. Formerly, President and Chief Executive Officer,
                                            WMX Technologies Inc., an environmental services company,
                                            and prior to that President and Chief Operating Officer,
                                            WMX Technologies Inc. Trustee of each of the funds in the
                                            Fund Complex.
Fernando Sisto............................  Professor Emeritus and, prior to 1995, Dean of the
155 Hickory Lane                            Graduate School, Stevens Institute of Technology.
Closter, NJ 07624                           Director, Dynalysis of Princeton, a firm engaged in
Date of Birth: 08/02/24                     engineering research. Trustee of each of the funds in the
                                            Fund Complex.

                                                 PRINCIPAL OCCUPATIONS OR
NAME, ADDRESS AND AGE                            EMPLOYMENT IN PAST 5 YEARS
---------------------                            --------------------------
Wayne W. Whalen*..........................  Partner in the law firm of Skadden, Arps, Slate, Meagher
333 West Wacker Drive                       & Flom (Illinois), legal counsel to the funds in the Fund
Chicago, IL 60606                           Complex, open-end funds advised by Van Kampen American
Date of Birth: 08/22/39                     Capital Management, Inc. and closed-end funds advised by
                                            Advisory Corp. Trustee of each of the funds in the Fund
                                            Complex, open-end funds advised by Van Kampen Capital
                                            Management, Inc. and closed-end funds advised by Advisory
                                            Corp.


---------------

* Such trustees are "interested persons" (within the meaning of Section 2(a)(19) of the 1940 Act). Mr. McDonnell is an interested person of the Advisers and the Fund by reason of his positions with VKAC and its affiliates. Mr. Whalen is an interested person of the Fund by reason of his firm currently acting as legal counsel to the Fund and is an interested person of Asset Management with respect to certain funds advised by Asset Management by reason of his firm in the past acting as legal counsel to Asset Management.



                                    OFFICERS



  Messrs. Hegel, Nyberg, Wood, Sullivan, Dalmaso, Martin, Wetherell and Hill are located at One Parkview Plaza, Oakbrook Terrace, IL 60181. The Fund's other officers are located at 2800 Post Oak Blvd., Houston, TX 77056.



                                     POSITIONS AND                     PRINCIPAL OCCUPATIONS
        NAME AND AGE               OFFICES WITH FUND                    DURING PAST 5 YEARS
        ------------               -----------------                   ---------------------
Peter W. Hegel..............  Vice President                Executive Vice President of the Advisers.
  Date of Birth: 06/25/56                                   Director of Asset Management. Officer of
                                                            certain other subsidiaries of VKAC. Vice
                                                            President of each of the funds in the Fund
                                                            Complex and certain other investment
                                                            companies advised by the Advisers or their
                                                            affiliates.

Curtis W. Morell............  Vice President and Chief      Senior Vice President of the Advisers, Vice
  Date of Birth: 08/04/46     Accounting Officer            President and Chief Accounting Officer of
                                                            each of the funds in the Fund Complex and
                                                            certain other investment companies advised
                                                            by the Advisers or their affiliates.

Ronald A. Nyberg............  Vice President and Secretary  Executive Vice President, General Counsel
  Date of Birth: 07/29/53                                   and Secretary of VKAC. Executive Vice
                                                            President, General Counsel, Assistant
                                                            Secretary and a Director of the Advisers
                                                            and the Distributor. Executive Vice
                                                            President, General Counsel and Assistant
                                                            Secretary of ACCESS. Director or officer of
                                                            certain other subsidiaries of VKAC.
                                                            Director of ICI Mutual Insurance Co., a
                                                            provider of insurance to members of the
                                                            Investment Company Institute. Prior to
                                                            November 1996, Executive Vice President,
                                                            General Counsel and Secretary of VKAC
                                                            Holding. Vice President and Secretary of
                                                            each of the funds in the Fund Complex and
                                                            certain other investment companies advised
                                                            by the Advisers or their affiliates.

                                     POSITIONS AND                     PRINCIPAL OCCUPATIONS
        NAME AND AGE               OFFICES WITH FUND                    DURING PAST 5 YEARS
        ------------               -----------------                   ---------------------
Don G. Powell                                               Chairman, President, Chief Executive
2800 Post Oak Blvd.                                         Officer and a Director of VKAC. Chairman,
Houston, TX 77056                                           Chief Executive Officer and a Director of
  Date of Birth: 10/19/39                                   the Advisers and the Distributor. Chairman
                                                            and a Director of ACCESS. Director or
                                                            officer of certain other subsidiaries of
                                                            VKAC. Chairman of the Board of Governors
                                                            and the Executive Committee of the
                                                            Investment Company Institute. Prior to
                                                            November, 1996, President, Chief Executive
                                                            Officer and a Director of VKAC Holding.
                                                            President, Chief Executive Officer and a
                                                            Trustee/Director of certain investment
                                                            companies advised by Asset Management and
                                                            prior to July 1996, President, Chief
                                                            Executive Officer and a Trustee of the
                                                            funds in the Fund Complex and closed-end
                                                            investment companies advised by Advisory
                                                            Corp.

Alan T. Sachtleben..........  Vice President                Executive Vice President of the Advisers.
  Date of Birth: 04/20/42                                   Director of Asset Management. Director or
                                                            officer of certain other subsidiaries of
                                                            VKAC. Vice President of each of the funds
                                                            in the Fund Complex and certain other
                                                            investment companies advised by the
                                                            Advisers or their affiliates.

Paul R. Wolkenberg..........  Vice President                Executive Vice President of the VKAC, the
  Date of Birth: 11/10/44                                   Advisers and the Distributor. President,
                                                            Chief Executive Officer and a Director of
                                                            ACCESS. Director or officer of certain
                                                            other subsidiaries of VKAC. Vice President
                                                            of each of the funds in the Fund Complex
                                                            and certain other investment companies
                                                            advised by the Advisers or their
                                                            affiliates.

Edward C. Wood III..........  Vice President and Chief      Senior Vice President of the Advisers. Vice
  Date of Birth: 01/11/56     Financial Officer             President and Chief Financial Officer of
                                                            each of the funds in the Fund Complex and
                                                            certain other investment companies advised
                                                            by the Advisers or their affiliates.

John L. Sullivan............  Treasurer                     First Vice President of the Advisers.
  Date of Birth: 08/20/55                                   Treasurer of each of the funds in the Fund
                                                            Complex and certain other investment
                                                            companies advised by the Advisers or their
                                                            affiliates.

Tanya M. Loden..............  Controller                    Vice President of the Advisers. Controller
  Date of Birth: 11/19/59                                   of each of the funds in the Fund Complex
                                                            and other investment companies advised by
                                                            the Advisers or the affiliates.

                                     POSITIONS AND                     PRINCIPAL OCCUPATIONS
        NAME AND AGE               OFFICES WITH FUND                    DURING PAST 5 YEARS
        ------------               -----------------                   ---------------------
Nicholas Dalmaso............  Assistant Secretary           Assistant Vice President and Senior
  Date of Birth: 03/01/65                                   Attorney of VKAC. Assistant Vice President
                                                            and Assistant Secretary of the Advisers and
                                                            the Distributor. Officer of certain other
                                                            subsidiaries of VKAC. Assistant Secretary
                                                            of each of the funds in the Fund Complex
                                                            and other investment companies advised by
                                                            the Advisers or the affiliates.

Huey P. Falgout, Jr.........  Assistant Secretary           Assistant Vice President and Senior
  Date of Birth: 11/15/63                                   Attorney of VKAC. Assistant Vice President
                                                            and Assistant Secretary of the Advisers,
                                                            the Distributor and ACCESS. Officer of
                                                            certain other subsidiaries of VKAC.
                                                            Assistant Secretary of each of the funds in
                                                            the Fund Complex and other investment
                                                            companies advised by the Advisers or the
                                                            affiliates.

Scott E. Martin.............  Assistant Secretary           Senior Vice President, Deputy General
  Date of Birth: 08/20/56                                   Counsel and Assistant Secretary of VKAC.
                                                            Senior Vice President, Deputy General
                                                            Counsel and Secretary of the Advisers, the
                                                            Distributor and ACCESS. Officer of certain
                                                            other subsidiaries of VKAC. Prior to
                                                            November 1996, Senior Vice President,
                                                            Deputy General Counsel and Assistant
                                                            Secretary of VKAC Holding. Assistant
                                                            Secretary of each of the funds in the Fund
                                                            Complex and other investment companies
                                                            advised by the Advisers or the affiliates.

Weston B. Wetherell.........  Assistant Secretary           Vice President, Associate General Counsel
  Date of Birth: 06/15/56                                   and Assistant Secretary of VKAC, the
                                                            Advisers and the Distributor. Officer of
                                                            certain other subsidiaries of VKAC.
                                                            Assistant Secretary of each of the funds in
                                                            the Fund Complex and other investment
                                                            companies advised by the Advisers or the
                                                            affiliates.

Steven M. Hill..............  Assistant Treasurer           Assistant Vice President of the Advisers.
  Date of Birth: 10/16/64                                   Assistant Treasurer of each of the funds in
                                                            the Fund Complex and other investment
                                                            companies advised by the Advisers or the
                                                            affiliates.

M. Robert Sullivan..........  Assistant Controller          Assistant Vice President of the Advisers.
  Date of Birth: 03/30/33                                   Assistant Controller of each of the funds
                                                            in the Fund Complex and other investment
                                                            companies advised by the Advisers or the
                                                            affiliates.

  Each of the trustees holds the same position with each of the funds in the Fund Complex. As of December 31, 1996, there were 51 funds in the Fund Complex. Each trustee who is not an affiliated person of VKAC, the Advisers, the Distributor, ACCESS or Morgan Stanley (each a "Non-Affiliated Trustee") is compensated by an annual retainer and meeting fees for services to the funds in the Fund Complex. Each fund in the Fund Complex provides a deferred compensation plan to its Non-Affiliated Trustees that allows trustees to defer receipt of their compensation and earn a return on such deferred amounts based upon the return of the common shares of the funds in the Fund Complex as more fully described below. Each fund in the Fund Complex also provides a retirement plan to its Non-Affiliated Trustees that provides Non-Affiliated Trustees with compensation after retirement, provided that certain eligibility requirements are met as more fully described below.



  The compensation of each Non-Affiliated Trustee from each fund in the Fund Complex advised by Advisory Corp. (each a "VK Fund" and collectively the "VK Funds") includes an annual retainer in an amount equal to $2,500 per calendar year, due in four quarterly installments on the first business day of each calendar quarter. Each Non-Affiliated Trustee receives a per meeting fee from each VK Fund in the amount of $125 per regular quarterly meeting attended by the Non-Affiliated Trustee, due on the date of such meeting, plus reasonable expenses incurred by the Non-Affiliated Trustee in connection with his or her services as a trustee. Each Non-Affiliated Trustee receives a per meeting fee from each VK Fund in the amount of $125 per special meeting attended by the Non-Affiliated Trustee, due on the date of such meeting, plus reasonable expenses incurred by the Non-Affiliated Trustee in connection with his or her services as a trustee, provided that no compensation will be paid in connection with certain telephonic special meetings.



  The compensation of each Non-Affiliated Trustee from the funds in the Fund Complex advised by Asset Management (each an "AC Fund" or collectively the "AC Funds") includes an annual retainer in an amount equal to $35,000 per calendar year, due in four quarterly installments on the first business day of each calendar quarter. The AC Funds pay each Non-Affiliated Trustee a per meeting fee in the amount of $2,000 per regular quarterly meeting attended by the Non-Affiliated Trustee, due on the date of such meeting, plus reasonable expenses incurred by the Non-Affiliated Trustee in connection with his or her services as a trustee. Payment of the annual retainer and the regular meeting fee is allocated among the AC Funds (i) 50% on the basis of the relative net assets of each AC Fund to the aggregate net assets of all the AC Funds and (ii) 50% equally to each AC Fund, in each case as of the last business day of the preceding calendar quarter. Each AC Fund which is the subject of a special meeting of the trustees generally pays each Non-Affiliated Trustee a per meeting fee in the amount of $125 per special meeting attended by the Non-Affiliated Trustee, due on the date of such meeting, plus reasonable expenses incurred by the Non-Affiliated Trustee in connection with his or her services as a trustee, provided that no compensation will be paid in connection with certain telephonic special meetings.



  The trustees approved an aggregate compensation cap with respect to funds in the Fund Complex of $84,000 per Non-Affiliated Trustee per year (excluding any retirement benefits) for the period July 22, 1995 through December 31, 1996, subject to the net assets and the number of funds in the Fund Complex as of July 21, 1995 and certain other exceptions. For the calendar year ended December 31, 1996, certain trustees received aggregate compensation from the funds in the Fund Complex over $84,000 due to compensation received but not subject to the cap, including compensation from new funds added to the Fund Complex after July 22, 1995 and certain special meetings in 1996. In addition, each of Advisory Corp. or Asset Management, as the case may be, agreed to reimburse each fund in the Fund Complex through December 31, 1996 for any increase in the aggregate trustee's compensation over the aggregate compensation paid by such fund in its 1994 fiscal year, provided that if a fund did not exist for the entire 1994 fiscal year appropriate adjustments will be made.



  Each Non-Affiliated Trustee generally can elect to defer receipt of all or a portion of the compensation earned by such Non-Affiliated Trustee until retirement. Amounts deferred are retained by the Fund and earn a rate of return determined by reference to the return on the common shares of such Fund or other funds in the Fund Complex as selected by the respective Non-Affiliated Trustee, with the same economic effect as if such Non-Affiliated Trustee had invested in one or more funds in the Fund Complex. To the extent permitted by the 1940 Act, the Fund may invest in securities of those funds selected by the Non-Affiliated Trustees in order to match the deferred compensation obligation. The deferred compensation plan is not funded and obligations thereunder represent general unsecured claims against the general assets of the Fund.



  Each fund in the Fund Complex has adopted a retirement plan. Under the Fund's retirement plan, a Non-Affiliated Trustee who is receiving trustee's compensation from the Fund prior to such Non-Affiliated Trustee's retirement, has at least 10 years of service (including years of service prior to adoption of the retirement plan) and retires at or after attaining the age of 60, is eligible to receive a retirement benefit equal to $2,500 per year for each of the ten years following such trustee's retirement from the Fund. Trustees retiring prior to the age of 60 or with fewer than 10 years but more than 5 years of service may receive reduced retirement benefits from the Fund. Each trustee has served as a member of the Board of Trustees since he or she was first appointed or elected in the year set forth below. The retirement plan contains a Fund Complex retirement benefit cap of $60,000 per year. Asset Management has reimbursed each AC Fund for the expenses related to the retirement plan through December 31, 1996.



  Additional information regarding compensation and benefits for trustees is set forth below. As indicated in the notes accompanying the table, the amounts relate to either the Trust's most recently completed fiscal year or the Fund Complex' most recently completed calendar year ended December 31, 1996.



                            1996 COMPENSATION TABLE



                                                                                                            TOTAL
                                                                                                        COMPENSATION
                                                             PENSION OR          ESTIMATED MAXIMUM     BEFORE DEFERRAL
                              AGGREGATE COMPENSATION     RETIREMENT BENEFITS      ANNUAL BENEFITS         FROM FUND
                             BEFORE DEFERRAL FROM THE    ACCRUED AS PART OF     FROM THE TRUST UPON     COMPLEX PAID
          NAME(1)                    TRUST(2)                EXPENSES(3)           RETIREMENT(4)        TO TRUSTEE(5)
          -------            ------------------------    -------------------    -------------------    ---------------
J. Miles Branagan*                    $20,000                  $ 4,229                 $20,000            $104,875
Philip P. Gaughan                       3,750                    7,529                   6,750              16,875
Linda Hutton Heagy*                    20,000                      490                  20,000             104,875
Dr. Roger Hilsman                      20,000                        0                       0             103,750
R. Craig Kennedy*                      20,000                      380                  20,000             104,875
Donald C. Miller                       20,000                   13,241                   9,250             104,875
Jack E. Nelson*                        20,000                    2,636                  20,000              97,875
David Rees                              4,750                        0                       0              22,000
Jerome L. Robinson*                    20,000                   11,665                   7,250             101,625
Lawrence J. Sheehan                     4,750                        0                       0              22,000
Dr. Fernando Sisto*                    20,000                    7,056                  12,000             104,875
Wayne W. Whalen*                       20,000                    1,834                  20,000             104,875
William S. Woodside                    20,000                        0                       0             104,875


---------------

* Currently a member of the Board of Trustees. Mr. Phillip B. Rooney also is a current member of the Board of Trustees but is not included in the compensation table because he did not serve on the Board of Trustees or receive any compensation from the Trust prior to April 14, 1997. Messrs. McDonnell and Powell, also trustees of the Trust during all or a portion of the Trust's last fiscal year, are not included in the compensation table because they are affiliated persons of the Advisers and are not eligible for compensation or retirement benefits from the Trust.



(1) Persons not designated by an asterisk are not currently members of the Board of Trustees, but were members of the Board of Trustees during the Trust's most recently completed fiscal year. Messrs. Gaughan and Rees retired from the Board of Trustees on January 26, 1996 and January 29, 1996, respectively. Mr. Sheehan was removed from the Board of Trustees effective January 29, 1996. Messrs. Hilsman, Miller and Woodside retired from the Board of Trustees on December 31, 1996.



(2) The amounts shown in this column represent the aggregate compensation before deferral from all eight series of the Trust, including the Fund, with respect to the Trust's fiscal year ended December 31, 1996.

    The detail of aggregate compensation before deferral for each series, including the Fund, are shown in Table A below. Certain trustees deferred compensation from the Trust during the fiscal year ended December 31, 1996; the aggregate compensation deferred from all eight series of the Trust, including the Fund, is as follows: Mr. Branagan, $5,750; Mr. Gaughan, $3,750; Ms. Heagy, $15,000; Mr. Kennedy, $9,500; Mr. Miller, $20,000; Mr.
    Nelson, $20,000; Mr. Robinson, $18,000; and Mr. Whalen, $19,625. The details of amounts deferred for each series, including the Fund, are shown in Table B below. Amounts deferred are retained by the respective fund and earn a rate of return determined by reference to either the return on the common shares of such fund or other funds in the Fund Complex as selected by the respective Non-Affiliated Trustee, with the same economic effect as if such Non-Affiliated Trustee had invested in one or more funds in the Fund Complex. To the extent permitted by the 1940 Act, each fund may invest in securities of those funds selected by the Non-Affiliated Trustees in order to match the deferred compensation obligation. The cumulative deferred compensation (including interest) accrued with respect to each trustee from all eight series of the Trust, including the Fund, as of the Trust's fiscal year ended December 31, 1996 is as follows: Mr. Branagan, $5,678; Mr. Gaughan, $20,094; Ms. Heagy, $20,472; Mr. Kennedy, $47,294; Mr. Miller, $55,827; Mr. Nelson, $57,771; Mr. Robinson, $54,847; and Mr. Whalen,
    $49,269. The details of cumulative deferred compensation (including interest) for each series, including the Fund, are shown in Table C below. The deferred compensation plan is described above the Compensation Table.



(3) The amounts shown in this column represent the retirement benefits accrued by all eight series of the Trust, including the Fund, with respect to the Trust's fiscal year ended December 31, 1996. The details of retirement benefits accrued for each series, including the Fund, are shown in Table D below. The retirement plan is described above the Compensation Table.



(4) This is the estimated maximum annual benefits payable by the Trust in each year of the 10-year period commencing in the year of such trustee's retirement from the Trust. The estimated maximum annual benefit, except for trustees who have retired or are near retirement, is based upon $2,500 per series assuming: the trustee has 10 or more years of service on the Board of Trustees (including years of service prior to the adoption of the retirement plan) and retires at or after attaining the age of 60. Trustees retiring prior to the age of 60 or with fewer than 10 years of service for a series of the Trust may receive reduced retirement benefits from such series. The actual annual benefit may be less if the trustee is subject to the Fund Complex retirement benefit cap or if the trustee is not fully vested at the time of retirement. Each Non-Affiliated Trustee of the Board of Trustees has served as a member of the Board of Trustees since he or she was first appointed or elected in the year set forth in Table E below.



(5) The amounts shown in this column represent the aggregate compensation paid by all 51 of the investment companies in the Fund Complex as of December 31, 1996 before deferral by the trustees under the deferred compensation plan. Certain trustees deferred all or a portion of their aggregate compensation from the Fund Complex during the calendar year ended December 31, 1996. The deferred compensation earns a rate of return determined by reference to the return on the shares of the funds in the Fund Complex as selected by the respective Non-Affiliated Trustee, with the same economic effect as if such Non-Affiliated Trustee had invested in one or more funds in the Fund Complex. To the extent permitted by the 1940 Act, the Fund may invest in securities of those investment companies selected by the Non-Affiliated Trustees in order to match the deferred compensation obligation. The trustees' Fund Complex compensation cap covered the period July 22, 1995 through December 31, 1996. For the calendar year ended December 31, 1996, certain trustees received compensation over $84,000 in the aggregate due to compensation received but not subject to the cap, including compensation from new funds added to the Fund Complex after July 22, 1995 and certain special meetings in 1996. The Advisers and their affiliates also serve as investment adviser for other investment companies; however, with the exception of Messrs. McDonnell, Powell and Whalen, the trustees were not trustees of such investment companies. Combining the Fund Complex with other investment companies advised by the Advisers and their affiliates, Mr. Whalen received Total Compensation of $243,375 during the calendar year ended December 31, 1996.



  As of April 4, 1997, the trustees and officers of the Fund as a group owned less than 1% of the shares of the Fund.

                                                                         TABLE A


           1996 AGGREGATE COMPENSATION FROM THE TRUST AND EACH SERIES


                                                                               TRUSTEE
                                   FISCAL    ----------------------------------------------------------------------------
       FUND NAME                  YEAR-END   BRANAGAN   GAUGHAN   HEAGY    HILSMAN   KENNEDY   MILLER    NELSON     REES
       ---------                  --------   --------   -------   -----    -------   -------   ------    ------     ----
 Insured Tax Free Income Fund....  12/31     $ 3,125    $  625    $3,125   $3,125    $3,125    $ 3,125   $ 3,125   $  750
 Tax Free High Income Fund.......  12/31       3,125       625     3,125    3,125     3,125      3,125     3,125      750
 California Insured Tax Free
   Income Fund...................  12/31       3,125       625     3,125    3,125     3,125      3,125     3,125      750
 Municipal Income Fund...........  12/31       3,125       625     3,125    3,125     3,125      3,125     3,125      750
 Intermediate Term Municipal
   Income Fund...................  12/31       3,125       625     3,125    3,125     3,125      3,125     3,125      750
 Florida Insured Tax Free Income
   Fund..........................  12/31       3,125       625     3,125    3,125     3,125      3,125     3,125      750
 New Jersey Tax Free Income
   Fund..........................  12/31         625         0       625      625       625        625       625      125
 New York Tax Free Income Fund...  12/31         625         0       625      625       625        625       625      125
   Trust Total...................             20,000     3,750    20,000   20,000    20,000     20,000    20,000    4,750

                                                       TRUSTEE
                                   ------------------------------------------------
       FUND NAME                   ROBINSON   SHEEHAN   SISTO    WHALEN    WOODSIDE
       ---------                   --------   -------   -----    ------    --------
 Insured Tax Free Income Fund....   $3,125    $  750    $3,125   $ 3,125    $3,125
 Tax Free High Income Fund.......    3,125       750     3,125     3,125     3,125
 California Insured Tax Free
   Income Fund...................    3,125       750     3,125     3,125     3,125
 Municipal Income Fund...........    3,125       750     3,125     3,125     3,125
 Intermediate Term Municipal
   Income Fund...................    3,125       750     3,125     3,125     3,125
 Florida Insured Tax Free Income
   Fund..........................    3,125       750     3,125     3,125     3,125
 New Jersey Tax Free Income
   Fund..........................      625       125       625       625       625
 New York Tax Free Income Fund...      625       125       625       625       625
   Trust Total...................   20,000     4,750    20,000    20,000    20,000



                                                                         TABLE B



      1996 AGGREGATE COMPENSATION DEFERRED FROM THE TRUST AND EACH SERIES


                                                                                     TRUSTEE
                                     FISCAL    -----------------------------------------------------------------------------------
     FUND NAME                      YEAR-END   BRANAGAN   GAUGHAN   HEAGY    HILSMAN   KENNEDY   MILLER   NELSON   REES   ROBINSON
     ---------                      --------   --------   -------   -----    -------   -------   ------   ------   ----   --------
 Insured Tax Free Income Fund.....   12/31      $  875    $  625    $2,500     $0      $1,500    $3,125   $3,125    $0     $3,125
 Tax Free High Income Fund........   12/31         875       625     2,500      0       1,500     3,125    3,125     0      3,125
 California Insured Tax Free
   Income Fund....................   12/31         875       625     2,500      0       1,500     3,125    3,125     0      1,500
 Municipal Income Fund............   12/31         875       625     2,500      0       1,500     3,125    3,125     0      3,125
 Intermediate Term Municipal
   Income Fund....................   12/31         875       625     2,500      0       1,500     3,125    3,125     0      3,125
 Florida Insured Tax Free Income
   Fund...........................   12/31         875       625     2,500      0       1,500     3,125    3,125     0      3,125
 New Jersey Tax Free Income
   Fund...........................   12/31         250         0         0      0         250       625      625     0        625
 New York Tax Free Income Fund....   12/31         250         0         0      0         250       625      625     0        250
   Trust Total....................               5,750     3,750    15,000      0       9,500    20,000   20,000     0     18,000

                                                  TRUSTEE
                                    -----------------------------------
     FUND NAME                      SHEEHAN   SISTO   WHALEN   WOODSIDE
     ---------                      -------   -----   ------   --------
 Insured Tax Free Income Fund.....    $0       $0    $3,125       $0
 Tax Free High Income Fund........     0        0     3,125        0
 California Insured Tax Free
   Income Fund....................     0        0     3,125        0
 Municipal Income Fund............     0        0     3,125        0
 Intermediate Term Municipal
   Income Fund....................     0        0     3,125        0
 Florida Insured Tax Free Income
   Fund...........................     0        0     3,125        0
 New Jersey Tax Free Income
   Fund...........................     0        0       625        0
 New York Tax Free Income Fund....     0        0       250        0
   Trust Total....................     0        0    19,625        0



                                                                         TABLE C



        CUMULATIVE COMPENSATION DEFERRED (PLUS INTEREST) FROM THE TRUST


                                AND EACH SERIES


                                                                                    TRUSTEE
                                    FISCAL    -----------------------------------------------------------------------------------
     FUND NAME                     YEAR-END   BRANAGAN   GAUGHAN   HEAGY    HILSMAN   KENNEDY   MILLER   NELSON   REES   ROBINSON
     ---------                     --------   --------   -------   -----    -------   -------   ------   ------   ----   --------
 Insured Tax Free Income Fund.....  12/31      $  864    $3,486    $3,412     $0      $7,792    $9,083   $9,476    $0     $8,925
 Tax Free High Income Fund........  12/31         864     3,486     3,412      0       7,792     9,083    9,476     0      8,925
 California Insured Tax Free
   Income Fund....................  12/31         864     3,486     3,412      0       7,792     9,083    9,476     0      8,925
 Municipal Income Fund............  12/31         864     3,486     3,412      0       7,792     9,083    9,083     0      8,925
 Intermediate Term Municipal
   Income Fund....................  12/31         864     3,486     3,412      0       7,792     9,083    9,476     0      8,925
 Florida Insured Tax Free Income
   Fund...........................  12/31         864     1,628     3,412      0       4,228     5,766    5,912     0      5,648
 New Jersey Tax Free Income
   Fund...........................  12/31         247       518         0      0       2,053     2,323    2,436     0      2,287
 New York Tax Free Income Fund....  12/31         247       518         0      0       2,053     2,323    2,436     0      2,287
   Trust Total....................              5,678    20,094    20,472      0      47,294    55,827   57,771     0     54,847

                                                  TRUSTEE
                                    -----------------------------------
     FUND NAME                      SHEEHAN   SISTO   WHALEN   WOODSIDE
     ---------                      -------   -----   ------   --------
 Insured Tax Free Income Fund.....    $0       $0    $7,967       $0
 Tax Free High Income Fund........     0        0     7,967        0
 California Insured Tax Free
   Income Fund....................     0        0     7,967        0
 Municipal Income Fund............     0        0     7,967        0
 Intermediate Term Municipal
   Income Fund....................     0        0     7,967        0
 Florida Insured Tax Free Income
   Fund...........................     0        0     5,486        0
 New Jersey Tax Free Income
   Fund...........................     0        0     1,974        0
 New York Tax Free Income Fund....     0        0     1,974        0
   Trust Total....................     0        0    49,269        0



                                                                         TABLE D



       1996 RETIREMENT BENEFITS ACCRUED AS PART OF EXPENSES FOR THE TRUST


                                AND EACH SERIES


                                                                                TRUSTEE
                                     FISCAL    --------------------------------------------------------------------------
      FUND NAME                     YEAR-END   BRANAGAN   GAUGHAN   HEAGY   HILSMAN   KENNEDY   MILLER   NELSON    REES
      ---------                     --------   --------   -------   -----   -------   -------   ------   ------    ----
 Insured Tax Free Income Fund.....   12/31         499     2,086      56          0      48      3,503      394         0
 Tax Free High Income Fund........   12/31         499     2,039      56          0      48      3,532      383         0
 California Insured Tax Free
   Income Fund....................   12/31         499     1,950      56          0      47      3,440      373         0
 Municipal Income Fund............   12/31         499     1,454      56          0      46      2,766      315         0
 Intermediate Term Municipal
   Income Fund....................   12/31         499         0      56          0      41          0      259         0
 Florida Insured Tax Free Income
   Fund...........................   12/31         578         0      70          0      50          0      304         0
 New Jersey Tax Free Income
   Fund...........................   12/31         578         0      70          0      50          0      304         0
 New York Tax Free Income Fund....   12/31         578         0      70          0      50          0      304         0
   Trust Total....................               4,229     7,529     490          0     380     13,241    2,636         0

                                                        TRUSTEE
                                    -----------------------------------------------
      FUND NAME                     ROBINSON   SHEEHAN   SISTO    WHALEN   WOODSIDE
      ---------                     --------   -------   -----    ------   --------
 Insured Tax Free Income Fund.....    2,490         0       861     283          0
 Tax Free High Income Fund........    2,472         0       861     272          0
 California Insured Tax Free
   Income Fund....................    2,439         0       861     265          0
 Municipal Income Fund............    2,346         0       861     219          0
 Intermediate Term Municipal
   Income Fund....................    1,918         0       861     177          0
 Florida Insured Tax Free Income
   Fund...........................        0         0       917     206          0
 New Jersey Tax Free Income
   Fund...........................        0         0       917     206          0
 New York Tax Free Income Fund....        0         0       917     206          0
   Trust Total....................   11,665         0     7,056   1,834          0

                                                                         TABLE E



          YEAR OF ELECTION OR APPOINTMENT TO EACH SERIES OF THE TRUST



                                                                                         TRUSTEE
                                                        -------------------------------------------------------------------------
FUND NAME                                               BRANAGAN   HEAGY    KENNEDY   NELSON   ROONEY   ROBINSON   SISTO   WHALEN
---------                                               --------   -----    -------   ------   ------   --------   -----   ------
  Insured Tax Free Income Fund.........................   1995      1995     1993      1984     1997      1992     1995     1984
  Tax Free High Income Fund............................   1995      1995     1993      1985     1997      1992     1995     1985
  California Insured Tax Free Income Fund..............   1995      1995     1993      1985     1997      1992     1995     1985
  Municipal Income Fund................................   1995      1995     1993      1990     1997      1992     1995     1990
  Intermediate Term Municipal Income Fund..............   1995      1995     1993      1993     1997      1993     1995     1993
  Florida Insured Tax Free Income Fund.................   1995      1995     1994      1994     1997      1994     1995     1994
  New Jersey Tax Free Income Fund......................   1995      1995     1994      1994     1997      1994     1995     1994
  New York Tax Free Income Fund........................   1995      1995     1994      1994     1997      1994     1995     1994



  As of April 4, 1997, no person was known by the Fund to own beneficially or to hold of record as much as 5% of the outstanding Class A Shares, Class B Shares or Class C Shares of the Fund, except as follows:



                                                                AMOUNT OF
                                                                OWNERSHIP
                                                                   AT         CLASS OF    PERCENTAGE
NAME AND ADDRESS OF HOLDER                                    APRIL 4, 1997    SHARES    OF OWNERSHIP
--------------------------                                    -------------   --------   ------------
MLPF&S for the Sole Benefit of its Customers................     262,859         C          17.39%
  ATTN Fund Administration
  4800 Deer Lake Dr E FL 3
  Jacksonville, FL 32246-6484


                     INVESTMENT ADVISORY AND OTHER SERVICES


  The Adviser is the Fund's investment adviser. The Adviser was incorporated as a Delaware corporation in 1982 (and through December 31, 1987 transacted business under the name of American Portfolio Advisory Service Inc.).



  The Adviser is a wholly-owned subsidiary of Van Kampen American Capital, Inc. ("VKAC"), which is a wholly-owned subsidiary of VK/AC Holding, Inc. VK/AC Holding, Inc. is a wholly-owned subsidiary of MSAM Holdings II, Inc. which, in turn, is a wholly-owned subsidiary of Morgan Stanley Group Inc. The principal office of the Fund, the Adviser, the Distributor and VKAC is located at One Parkview Plaza, Oakbrook Terrace, Illinois 60181.



  Morgan Stanley Group Inc. and various of its directly or indirectly owned subsidiaries, including Morgan Stanley & Co. Incorporated, a registered broker-dealer and investment adviser, and Morgan Stanley International, are engaged in a wide range of financial services. Their principal businesses include securities underwriting, distribution and trading; merger, acquisition, restructuring and other corporate finance advisory activities; merchant banking; stock brokerage and research services; asset management; trading of futures, options, foreign exchange, commodities and swaps (involving foreign exchange, commodities, indices and interest rates); real estate advice, financing and investing; and global custody, securities clearance services and securities lending.



  On February 5, 1997, Morgan Stanley Group Inc. and Dean Witter, Discover & Co. announced that they had entered into an Agreement and Plan of Merger to form Morgan Stanley, Dean Witter, Discover & Co. Subject to certain conditions being met, it is currently anticipated that the transaction will close in mid-1997. Thereafter, Van Kampen American Capital Asset Management, Inc. will be an indirect subsidiary of Morgan Stanley, Dean Witter, Discover & Co.



  Dean Witter, Discover & Co. is a financial services company with three major businesses; full service brokerage, credit services and asset management.



  The investment advisory agreement provides that the Adviser will supply investment research and portfolio management, including the selection of securities for the Fund to purchase. The Adviser also administers the business affairs of the Fund, furnishes offices, necessary facilities and equipment, provides administrative services, and permits its officers and employees to serve without compensation as officers of the Fund and trustees of the Trust if duly elected to such positions.

  The agreement provides that the Adviser shall not be liable for any error of judgment or of law, or for any loss suffered by the Fund in connection with the matters to which the agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its obligations and duties, or by reason of its reckless disregard of its obligations and duties under the agreement.

  The Adviser's activities are subject to the review and supervision of the Board of Trustees of the Trust, of which the fund is a series, to whom the Adviser renders periodic reports of the Fund's investment activities.

  The investment advisory agreement for the Fund will continue in effect from year to year if specifically approved by the trustees of the Trust, of which the Fund is a separate series (or by the Fund's shareholders), and by the disinterested trustees in compliance with the requirements of the 1940 Act. The agreement may be terminated without penalty upon 60 days' written notice by either party thereto and will automatically terminate in the event of assignment.

  The investment advisory agreement specifies that the Adviser will reimburse the Fund for annual expenses of the Fund which exceed the most stringent limit prescribed by any State in which the Fund's shares are offered for sale. Currently, the most stringent limit in any State would require such reimbursement to the extent that aggregate operating expenses of the Fund (excluding interest, taxes and other expenses which may be excludable under applicable state law) exceed in any fiscal year 2 1/2% of the average annual net assets of the Fund up to $30 million, 2% of the average annual net assets of the Fund of the next $70 million and 1 1/2% of the remaining average annual net assets of the Fund. In addition to making any required reimbursements, the Adviser may in its discretion, but is not obligated to, waive all or any portion of its fee or assume all or any portion of the expenses of any of the Fund.


  For the years ended December 31, 1996, 1995 and 1994, the Fund paid advisory expenses of $3,953,376, $3,705,007 and $3,519,429, respectively.


OTHER AGREEMENTS


  ACCOUNTING SERVICES AGREEMENT. The Fund has entered into an accounting services agreement pursuant to which the Adviser provides accounting services supplementary to those provided by the Custodian. Such services are expected to enable the Fund to more closely monitor and maintain its accounts and records. The Fund shares with the other Van Kampen American Capital mutual funds in the cost of providing such services, with 25% of such costs shared proportionately based on the respective number of classes of securities issued per fund and the remaining 75% of such cost based proportionally on their respective net assets.



  For the years ended December 31, 1996, 1995 and 1994, the Fund paid expenses of approximately $39,200, $33,600 and $18,300, respectively, representing the Adviser's cost of providing accounting services.



  LEGAL SERVICES AGREEMENT. The Fund and each of the other Van Kampen American Capital funds advised by the Adviser and distributed by the Distributor have entered into Legal Services Agreements pursuant to which Van Kampen American Capital provides legal services, including without limitation: accurate maintenance of the fund's minute books and records, preparation and oversight of the fund's regulatory reports, and other information provided to shareholders, as well as responding to day-to-day legal issues on behalf of the funds. Payment by the Fund for such services is made on a cost basis for the salary and salary related benefits, including but not limited to bonuses, group insurances and other regular wages for the employment of personnel, as well as overhead and the expenses related to the office space and the equipment necessary to render the legal services. Other funds distributed by the Distributor also receive legal services from Van Kampen American Capital. Of the total costs for legal services provided to funds distributed by the Distributor, one half of such costs are allocated equally to each fund and the remaining one half of such costs are allocated to specific funds based on monthly time records.

  For the years ended December 31, 1996, 1995 and 1994, the Fund paid expenses of approximately $27,100, $40,000 and $40,000, respectively, representing Van Kampen American Capital's cost of providing legal services.



                     CUSTODIAN AND INDEPENDENT ACCOUNTANTS


  State Street Bank and Trust Company, 225 Franklin Street, P.O. Box 1713, Boston, MA 02105-1713, is the custodian of the Fund and has custody of all securities and cash of the Fund. The custodian, among other things, attends to the collection of principal and income, and payment for and collection of proceeds of securities bought and sold by the Fund.


  The independent accountants for the Fund are KPMG Peat Marwick LLP, Chicago, Illinois. The selection of independent accountants will be subject to ratification by the shareholders of the Fund at any annual meeting of shareholders.


                PORTFOLIO TRANSACTIONS AND BROKERAGE ALLOCATION

  The Adviser will place orders for portfolio transactions for the Fund with broker-dealer firms giving consideration to the quality, quantity and nature of each firms' professional services. These services include execution, clearance procedures, wire service quotations and statistical and other research information provided to the Fund and the investment adviser, including quotations necessary to determine the value of the Fund's net assets. Any research benefits derived are available for all clients of the investment adviser. Since statistical and other research information is only supplementary to the research efforts of the Adviser and still must be analyzed and reviewed by its staff, the receipt of research information is not expected to materially reduce its expenses.

  If it is believed to be in the best interests of the Fund, the Adviser may place portfolio transactions with brokers who provide the types of research service described above, even if it means the Fund will have to pay a higher commission (or, if the broker's profit is part of the cost of the security, will have to pay a higher price for the security) than would be the case if no weight were given to the broker's furnishing of those research services. This will be done, however, only if, in the opinion of the Adviser, the amount of additional commission or increased cost is reasonable in relation to the value of such services.

  In selecting among the firms believed to meet the criteria for handling a particular transaction, the Adviser may take into consideration that certain firms (i) provide market, statistical or other research information to the Fund and the Adviser, (ii) have sold or are selling shares of the Fund and (iii) may select firms that are affiliated with the Fund, its investment adviser or its distributor and other principal underwriters.

  If purchases or sales of securities of the Fund and of one or more other investment companies or clients advised by the Adviser are considered at or about the same time, transactions in such securities will be allocated among the several investment companies and clients in a manner deemed equitable to all by the Adviser, taking into account the respective sizes of the funds and the amount of securities to be purchased or sold. Although it is possible that in some cases this procedure could have a detrimental effect on the price or volume of the security as far as the Fund is concerned, it is also possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to the Fund.

  While the Adviser will be primarily responsible for the placement of the Fund's business, the policies and practices in this regard must be consistent with the foregoing and will at all times be subject to review by the Trustees of the Trust, of which the Fund is a separate series.

  The Trustees have adopted certain policies incorporating the standards of Rule 17e-1 issued by the SEC under the 1940 Act which requires that the commission paid to the Distributor and other affiliates of the Fund must be reasonable and fair compared to the commissions, fees or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities during a comparable period of time. The rule and procedures also contain review requirements and require the Adviser to furnish reports to the Trustees and to maintain records in connection with such reviews. After consideration of all factors deemed relevant, the Trustees will consider from time to time whether the advisory fee will be reduced by all or a portion of the brokerage commission given to brokers that are affiliated with the Fund.

  State securities laws may differ from the interpretations of federal law expressed herein, and banks and financial institutions may be required to register as dealers pursuant to state law.

                             TAX STATUS OF THE FUND


  The Trust and any of its series, including the Fund, will be treated as separate corporations for federal income tax purposes. The Fund intends to qualify each year and to elect to be treated as a regulated investment company under the Code. If the Fund so qualifies and distributes each year to its shareholders at least 90% of its net investment income (including tax-exempt interest, taxable income and net short-term capital gain, but not net capital gains, which are the excess of long-term capital gains over net short-term capital losses) in each year, it will not be required to pay federal income taxes on any income distributed to shareholders. The Fund intends to distribute at least the minimum amount of net investment income necessary to satisfy the 90% distribution requirement. The Fund will not be subject to federal income tax on any net capital gains distributed to shareholders.


                                THE DISTRIBUTOR


  The Distributor offers one of the industry's broadest lines of investments -- encompassing mutual funds, closed-end funds and unit investment trusts -- and is currently the nation's 5th largest broker-sold mutual fund group according to Strategic Insight, July 1995. VKAC manages or supervises more than $57 billion in mutual funds, closed-end funds and unit investment trusts -- assets which have been entrusted to VKAC in more than 2 million investor accounts. VKAC has one of the largest research teams (outside of the rating agencies) in the country, with more than 80 analysts devoted to various specializations. Each of our high yield analysts, based either in San Francisco, Chicago, Houston or Boston, has the responsibility to cover a specific region of the country. This regional focus enables each high yield analyst to provide more specialized coverage of the market and alert the portfolio manager to issues of local importance.



  Shares of the Fund are offered on a continuous basis through the Distributor. The Distributor is a wholly-owned subsidiary of Van Kampen American Capital, which is a subsidiary of VK/AC Holding, Inc. VK/AC Holding, Inc. is a wholly-owned subsidiary of MSAM Holdings II, Inc. which, in turn, is a wholly-owned subsidiary of Morgan Stanley Group Inc. The principal office of the Fund, the Adviser, the Distributor and VKAC is located at One Parkview Plaza, Oakbrook Terrace, Illinois 60181.



  Morgan Stanley Group Inc. and various of its directly or indirectly owned subsidiaries, including Morgan Stanley & Co. Incorporated, a registered broker-dealer and investment adviser, and Morgan Stanley International, are engaged in a wide range of financial services. Their principal businesses include securities underwriting, distribution and trading; merger, acquisition, restructuring and other corporate finance advisory activities; merchant banking; stock brokerage and research services; asset management; trading of futures, options, foreign exchange, commodities and swaps (involving foreign exchange, commodities, indices and interest rates); real estate advice, financing and investing; and global custody, securities clearance services and securities lending.



  On February 5, 1997, Morgan Stanley Group Inc. and Dean Witter, Discover & Co. announced that they had entered into an Agreement and Plan of Merger to form Morgan Stanley, Dean Witter, Discover & Co. Subject to certain conditions being met, it is currently anticipated that the transaction will close in mid-1997. Thereafter, Van Kampen American Capital Asset Management, Inc. will be an indirect subsidiary of Morgan Stanley, Dean Witter, Discover & Co.



  Dean Witter, Discover & Co. is a financial services company with three major businesses; full service brokerage, credit services and asset management.



  Pursuant to a distribution agreement, the Distributor will purchase shares of the Fund for resale to the public, either directly or through securities dealers, and is obligated to purchase only those shares for which it has received purchase orders. A discussion of how to purchase and redeem the Fund's shares and how the Fund's shares are priced is contained in the Prospectus.


                         DISTRIBUTION AND SERVICE PLANS



  The Fund has adopted a distribution plan (the "Distribution Plan") with respect to each class of its shares pursuant to Rule 12b-1 under the 1940 Act. The Fund also has adopted a service plan (the "Service Plan") with respect to each class of its shares. The Distribution Plan and the Service Plan sometimes are referred to herein as the "Plans". The Plans provide that the Fund may spend a portion of the Fund's average daily net assets attributable to each class of shares in connection with distribution of the respective class of shares and in connection with the provision of ongoing services to shareholders of such class, respectively. The Distribution Plan and the Service Plan are being implemented through an agreement (the "Distribution and Service Agreement") with the Distributor of each class of the Fund's shares, sub-agreements between the Distributor and members of the NASD who are acting as securities dealers and NASD members or eligible non-members who are acting as brokers or agents and similar agreements between the Fund and financial intermediaries who are acting as brokers (collectively, "Selling Agreements") that may provide for their customers or clients certain services or assistance, which may include, but not be limited to, processing purchase and redemption transactions, establishing and maintaining shareholder accounts regarding the Fund, and such other services as may be agreed to from time to time and as may be permitted by applicable statute, rule or regulation. Brokers, dealers and financial intermediaries that have entered into sub-agreements with the Distributor and sell shares of the Fund are referred to herein as "financial intermediaries."



  Under the Distribution and Service Agreement and the Selling Agreements, financial intermediaries that sold shares prior to July 1, 1987, or prior to the beginning of the calendar quarter in which the Selling Agreement between the Fund and such financial intermediary was approved by the Fund's Board of Trustees (an "Implementation Date") are not eligible to receive compensation pursuant to such Distribution and Service Agreement or Selling Agreement. To the extent that there remain outstanding shares of the Fund that were purchased prior to all Implementation Dates, the percentage of the total average daily net asset value of a class of shares that may be utilized pursuant to the Distribution and Service Agreement will be less than the maximum percentage amount permissible with respect to such class of shares under the Distribution and Service Agreement.


  The Distributor must submit quarterly reports to the Board of Trustees of the Trust, of which the Fund is a series, setting forth separately by class of shares all amounts paid under the Distribution Plan and the purposes for which such expenditures were made, together with such other information as from time to time is reasonably requested by the Trustees. The Plans provide that they will continue in full force and effect from year to year so long as such continuance is specifically approved by a vote of the Trustees, and also by a vote of the disinterested Trustees, cast in person at a meeting called for the purpose of voting on the Plans. Each of the Plans may not be amended to increase materially the amount to be spent for the services described therein with respect to either class of shares without approval by a vote of a majority of the outstanding voting shares of such class, and all material amendments to either of the Plans must be approved by the Trustees and also by the disinterested Trustees. Each of the Plans may be terminated with respect to either class of shares at any time by a vote of a majority of the disinterested Trustees or by a vote of a majority of the outstanding voting shares of such class.


  For the fiscal year ended December 31, 1996, the Fund's aggregate expenses under the Plans for Class A Shares were $1,486,310 or 0.25% of the Class A shares' average net assets. Such expenses were paid to reimburse the Distributor for payments made to financial intermediaries for servicing Fund shareholders and for administering the Plans. For the fiscal year ended December 31, 1996, the Fund's aggregate expenses under the Plans for Class B Shares were $1,517,563 or 1.00% of the Class B shares' average net assets. Such expenses were paid to reimburse the Distributor for the following payments: $1,138,172 for commissions and transaction fees paid to financial intermediaries in respect of sales of Class B shares of the Fund and $379,391 for fees paid to financial intermediaries for servicing Class B shareholders and administering the Plans. For the fiscal year ended December 31, 1996, the Fund's aggregate expenses under the Plans for Class C shares were 131,653 or 1.00% of the Class C shares' average net assets. Such expenses were paid to reimburse the

Distributor for the following payments: $75,517 for commissions and transaction fees paid to financial intermediaries in respect of sales of Class C shares of the Fund and $56,136 for fees paid to financial intermediaries for servicing Class C shareholders and administering the Plans.



                                 LEGAL COUNSEL



  Counsel to the Fund is Skadden, Arps, Slate, Meagher & Flom (Illinois).


                            PERFORMANCE INFORMATION

CLASS A SHARES

  From time to time marketing materials may provide a portfolio manager update, an adviser update or discuss general economic conditions and outlooks. The Fund's marketing materials may also show the Fund's asset class diversification, top five sectors, ten largest holdings and other Fund asset structures, such as duration, maturity, coupon, NAV, rating breakdown, AMT exposure and number of issues in the portfolio. Materials may also mention how Van Kampen American Capital believes the Fund compares relative to other Van Kampen American Capital funds. Materials may also discuss the Dalbar Financial Services study from 1984 to 1994 which studied investor cash flow into and out of all types of mutual funds. The ten year study found that investors who bought mutual fund shares and held such shares outperformed investors who bought and sold. The Dalbar study conclusions were consistent regardless of if shareholders purchased their funds in direct or sales force distribution channels. The study showed that investors working with a professional representative have tended over time to earn higher returns than those who invested directly. The Fund will also be marketed on the Internet.


  The average total return, including payment of the maximum sales charge, with respect to the Class A Shares for (i) the one year period ended December 31, 1996 was (1.72%); (ii) the 5 year period ended December 31, 1996 was 4.59%; and
(iii) the approximately 11 year, 6 month period from June 28, 1985 (the commencement of investment operations of the Fund) through December 31, 1996 was 7.53%.



  The Fund's yield with respect to the Class A Shares for the 30 day period ending December 30, 1996 (calculated in the manner described in the Prospectus under the heading "Fund Performance") was 5.44%. The tax-equivalent yield for the 30 day period ending December 30, 1996 (calculated in the manner described in the Prospectus under the heading "Fund Performance" and assuming a 36% tax rate) was 8.50%. The Fund's current distribution rate with respect to the Class A Shares for the month ending December 31, 1996 (calculated in the manner described in the Prospectus under the heading "Fund Performance") was 6.32%.



  The Class A Share's cumulative non-standardized total return, including payment of the maximum sales charge, with respect to the Class A Shares from its inception to the end of the current period was 130.65%.



  The Class A Share's cumulative non-standardized total return, excluding payment of the maximum sales charge, with respect to the Class A Shares from its inception to the end of the current period was 142.12%.


CLASS B SHARES


  The average annual total return, including payment of the CDSC, with respect to the Class B Shares for (i) the one year period ended December 31, 1996 was (1.47%) and (ii) the approximately 3 year, 8 month period from May 1, 1993 (commencement of distribution) through December 31, 1996 was 5.22%.



  The Class B Share's yield for the 30 day period ending December 30, 1995 (calculated in the manner described in the Prospectus under the heading "Fund Performance") was 4.92%. The tax-equivalent yield for the 30 day period ending December 30, 1996 (calculated in the manner described in the Prospectus under the heading "Fund Performance" and assuming a 36% tax rate) was 7.69%. The Class B Share's current distribution rate for the month ending December 31, 1996 (calculated in the manner described in the Prospectus under the heading "Fund Performance") was 5.85%.

  The Class B Share's cumulative non-standardized total return including payment of the CDSC from its inception to the end of the current period was 20.54%.



  The Class B Share's cumulative non-standardized total return excluding payment of the CDSC from its inception to the end of the current period was 23.00%.


CLASS C SHARES


  The average total annual return, including payment of the CDSC, with respect to the Class C Shares for (i) the one year period ended December 31, 1996 was 1.36% and (ii) the approximately 3 year, 5 month period from August 13, 1993 (commencement of distribution) through December 31, 1996 was 4.96%.



  The Class C Share's yield for the 30 day period ending December 30, 1996 (calculated in the manner described in the Prospectus under the heading "Fund Performance") was 4.92%. The tax-equivalent yield for the 30 day period ending December 30, 1995 (calculated in the manner described in the Prospectus under the heading "Fund Performance" and assuming a 36% tax rate) was 7.69%. The Class C Share's current distribution rate for the month ending December 31, 1996 (calculated in the manner described in the Prospectus under the heading "Fund Performance") was 5.85%.



  The Class C Share's cumulative non-standardized total return, including payment of the CDSC from its inception to the end of the current period was 17.83%.



  The Class C Share's cumulative non-standardized total return, excluding payment of the CDSC from its inception to the end of the current period was 17.83%.

                       REPORT OF INDEPENDENT ACCOUNTANTS

The Board of Trustees and Shareholders of
Van Kampen American Capital Tax Free High Income Fund:

We have audited the accompanying statement of assets and liabilities of Van Kampen American Capital Tax Free High Income Fund (the "Fund"), including the portfolio of investments, as of December 31, 1996, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
    We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Van Kampen American Capital Tax Free High Income Fund as of December 31, 1996, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles.

                                                           KPMG Peat Marwick LLP

Chicago, Illinois
February 7, 1997

                            PORTFOLIO OF INVESTMENTS

                               December 31, 1996
--------------------------------------------------------------------------------

  Par
Amount
 (000)                            Description                            Coupon      Maturity  Market Value
-----------------------------------------------------------------------------------------------------------
          MUNICIPAL BONDS
          ALABAMA  0.7%
$ 5,000   Alabama St Indl Dev Auth Solid Waste Disp Rev Pine City
          Fiber Co (b)................................................      6.450%   12/01/23  $  5,016,550
  1,000   Mobile, AL Indl Dev Brd Solid Waste Disp Rev Mobile Energy
          Svcs Co Proj Rfdg...........................................      6.950    01/01/20     1,065,640
                                                                                               ------------
                                                                                                  6,082,190
                                                                                               ------------
          ALASKA  0.3%
  2,250   Seward, AK Rev AK Sealife Cent Proj.........................      7.650    10/01/16     2,304,968
                                                                                               ------------
          ARIZONA  1.0%
  6,325   Chandler, AZ Indl Dev Auth Rev Chandler Fin Cent Proj Ser
          1986 (d)....................................................      9.875    12/01/16     5,376,250
  1,000   Maricopa Cnty, AZ Indl Dev Auth Indl Dev Rev Borden Inc Proj
          (Var Rate Cpn)..............................................      5.040    10/01/12       999,340
  2,700   Maricopa Cnty, AZ Unified Sch Dist No 41 Gilbert Rfdg (FGIC
          Insd).......................................................          *    01/01/08     1,515,429
  1,045   Pinal Cnty, AZ Sch Dist No 8 Mammoth Ser A..................     11.000    07/01/00     1,161,904
                                                                                               ------------
                                                                                                  9,052,923
                                                                                               ------------
          ARKANSAS  0.3%
  2,085   Arkansas St Dev Fin Auth Single Family Mtg Rev Replacement
          Ser C.......................................................      8.600    02/01/17     2,179,388
                                                                                               ------------
          CALIFORNIA  5.4%
  1,310   California Edl Fac Auth Rev Univ of La Verne................      6.375    04/01/13     1,339,305
  1,950   California Hlth Fac Auth Rev Vly Presbytern Hosp Proj Ser A
          Rfdg........................................................      9.000    05/01/12     2,008,500
  1,500   California St Pub Wks Lease CA St Univ Proj Ser A Rfdg
          (AMBAC Insd)................................................      5.375    10/01/17     1,470,465
  1,500   Colton, CA Pub Fin Auth Rev Elec Sys Impts..................      7.500    10/01/20     1,573,710
  5,000   Contra Costa, CA Home Mtg Fin Auth Home Mtg Rev (MBIA
          Insd).......................................................          *    09/01/17     1,500,400
  2,500   Corona, CA Ctfs Partn Vista Hosp Sys Inc Ser C..............      8.375    07/01/11     2,756,925
  3,465   Escondido, CA Jt Pwrs Fin Auth Lease Rev CA Cent for the
          Arts (AMBAC Insd)...........................................          *    09/01/15     1,106,201
  3,480   Escondido, CA Jt Pwrs Fin Auth Lease Rev CA Cent for the
          Arts (AMBAC Insd)...........................................          *    09/01/18       905,705
  3,000   Los Angeles Cnty, CA Pub Wks Fin Auth Lease Rev Multi-Cap
          Fac Proj IV (MBIA Insd).....................................      5.250    12/01/16     2,879,970
  2,850   Riverside Cnty, CA Air Force Village West Inc Ser A Rfdg....      8.125    06/15/20     3,043,315
  2,000   San Diego Cnty, CA Ctfs Partn (AMBAC Insd)..................      5.500    08/15/10     2,045,580
  1,900   San Diego Cnty, CA Ctfs Partn (AMBAC Insd)..................      5.500    08/15/11     1,935,017
  7,625   San Francisco, CA City & Cnty Redev Agy Lease Rev Gains
          (Crossover Rfdg @ 07/01/04) (g).............................    0/8.500    07/01/14     6,056,614
  3,300   San Francisco, CA City & Cnty Redev Fin Auth Tax Alloc
          Rev.........................................................      5.250    08/01/21     3,057,549
  3,000   Santa Ana, CA Cmnty Redev Agy Tax Ser B Rfdg................      7.500    09/01/16     3,051,300
  9,250   Stanislaus Cnty, CA Ctfs Partn Cap Impt Pgm Ser A Rfdg (MBIA
          Insd).......................................................      5.250    05/01/18     8,821,447
  3,000   Westminster, CA Redev Agy Tax Alloc Rev Commercial Redev
          Proj No 1...................................................      6.200    08/01/23     3,027,750
                                                                                               ------------
                                                                                                 46,579,753
                                                                                               ------------
          COLORADO  8.0%
 11,920   Arapahoe Cnty, CO Cap Impt Trust Fund Hwy...................          *    08/31/10     5,008,784
 19,000   Arapahoe Cnty, CO Cap Impt Trust Fund Hwy Rev E-470 Proj Ser
          C...........................................................          *    08/31/26     2,299,950
     66   Arapahoe Cnty, CO Centennial Downs Metro Dist Cash Payment
          Deficiency Bond.............................................      8.090    12/01/34        63,044
    356   Arapahoe Cnty, CO Centennial Downs Metro Dist Interest
          Certificate (f).............................................  6.00/8.09    12/01/34       338,531
    650   Arapahoe Cnty, CO Centennial Downs Metro Dist Ltd Tax Bond
          Ser 1993 Rfdg...............................................      8.090    12/01/34       617,869
  1,000   Bowles Metro Dist CO........................................      7.750    12/01/15     1,027,870
  6,395   Colorado Hlth Fac Auth Rev Christian Living Campus Proj.....     10.500    01/01/19     6,901,804
  6,200   Colorado Hlth Fac Auth Rev Christian Living Campus Proj.....      9.000    01/01/25     6,731,340
  2,880   Colorado Hlth Fac Auth Rev Univ Hills Christian Nursing
          Rfdg........................................................      8.750    12/01/11     2,970,633
    555   Colorado Hsg Fin Auth Single Family Residential Rev Ser C
          Rfdg........................................................      8.750    09/01/17       578,998
  1,000   Denver, CO City & Cnty Arpt Rev Ser A.......................      6.900    11/15/98     1,044,020
  1,175   Denver, CO City & Cnty Arpt Rev Ser A.......................      8.400    11/15/98     1,257,344
  3,000   Denver, CO City & Cnty Arpt Rev Ser A.......................      8.875    11/15/12     3,563,460
 10,000   Denver, CO City & Cnty Arpt Rev Ser A.......................      8.500    11/15/23    11,418,800
  2,500   Denver, CO City & Cnty Arpt Rev Ser D.......................      7.750    11/15/13     3,015,375
    930   East River Regl Santn Dist CO Var Rfdg (Var Rate Cpn).......      4.000    12/01/08       665,150
  3,016   Gunnison Cnty, CO Indl Rev Bond Crested Butte Mtn Resort
          Inc.........................................................      9.250    10/01/07     3,086,152
  4,163   Himalaya Wtr & Santn Dist Adams Cnty, CO Genl Oblig Ltd Tax
          Bond Ser 1995...............................................      9.500    12/01/24     3,055,521
  5,385   Littleton, CO Riverfront Auth Rev Rfdg (e)..................      9.625    12/01/00     1,884,750
  4,605   Skyland Metro Dist Gunnison Cnty CO Rfdg (Var Rate Cpn).....      4.000    12/01/08     3,295,052
 13,868   Tower Metro Dist Adams Cnty, CO Genl Oblig Ltd Tax Bond Ser
          1995........................................................      9.500    12/01/24    10,179,153
                                                                                               ------------
                                                                                                 69,003,600
                                                                                               ------------
          CONNECTICUT  1.0%
  3,740   Connecticut St Hlth & Edl Fac Auth Rev Nursing Home Pgm
          AHF/Windsor Proj............................................      7.125    11/01/24     4,223,507
  4,000   Mashantucket Western Pequot Tribe CT Spl Rev Ser A..........      6.400    09/01/11     4,093,680
                                                                                               ------------
                                                                                                  8,317,187
                                                                                               ------------

                                               See Notes to Financial Statements

                               December 31, 1996
--------------------------------------------------------------------------------

  Par
Amount
 (000)                            Description                            Coupon      Maturity  Market Value
-----------------------------------------------------------------------------------------------------------
          DISTRICT OF COLUMBIA  0.5%
$ 1,700   District of Columbia Ser A1 Rfdg (MBIA Insd)................      6.500%   06/01/10  $  1,880,200
  2,000   District of Columbia Ser E (FSA Insd).......................      6.000    06/01/11     2,051,640
                                                                                               ------------
                                                                                                  3,931,840
                                                                                               ------------
          FLORIDA  8.9%
  2,700   Brevard Cnty, FL Sch Brd Ctfs Ser A (AMBAC Insd)............      5.100    07/01/07     2,740,581
 28,000   Dade Cnty, FL Gtd Entitlement Rev Cap Apprec Ser A Rfdg
          (MBIA Insd) (c).............................................          *    02/01/18     8,013,040
  5,115   Escambia Cnty, FL Rev ICF/MR Pensacola Care Dev Cent........     10.250    07/01/11     4,859,250
  2,155   Escambia Cnty, FL Rev ICF/MR Pensacola Care Dev Cent Ser
          A...........................................................     10.250    07/01/11     2,047,250
  1,135   Fishhawk Cmnty Dev Dist FL Spl..............................      7.625    05/01/18     1,136,952
  1,800   Florida Hsg Fin Agy Crossings Indian Run Apts V (MBIA
          Insd).......................................................      6.200    12/01/36     1,811,934
 10,315   Florida St Muni Pwr Agy Rev (AMBAC Insd)....................      4.500    10/01/27     8,560,625
  1,000   Lake Saint Charles, FL Cmnty Dev Dist Spl Assmt Rev.........      7.875    05/01/17       997,320
  5,500   Miramar, FL Wastewater Impt Assmt Rev (FGIC Insd) (c).......      6.750    10/01/25     6,154,720
  3,860   Monroe Cnty, FL Indl Dev Auth 1st Mtg Med Fac Rev Kennedy Dr
          Invt Ltd Proj Rfdg..........................................     11.000    11/01/12     3,860,000
  1,500   Orange Cnty, FL Hlth Fac Auth Rev 1st Mtg Orlando Lutheran
          Tower.......................................................      8.750    07/01/26     1,588,125
  1,300   Orange Cnty, FL Hlth Fac Auth Rev 1st Mtg Orlando Lutheran
          Tower Rfdg..................................................      8.625    07/01/20     1,363,674
  4,030   Pinellas Cnty, FL Hlth Fac Auth Sun Coast Hlth Sys Rev Sun
          Coast Hosp Ser A (Prerefunded @ 03/01/00)...................      8.500    03/01/20     4,593,354
  7,500   Santa Rosa Bay Bridge Auth FL...............................      6.250    07/01/28     7,423,575
  6,000   Sarasota Cnty, FL Hlth Fac Auth Hlth Fac Sunnyside Prty.....      6.700    07/01/25     5,741,340
 16,065   Sun N Lake of Sebring, FL Impt Dist Spl Assmt Ser A (e).....     10.000    12/15/11    11,044,687
  1,000   Tampa Palms, FL Open Space & Transn Cmnty Dev Dist Rev Cap
          Impt Area 7 Proj............................................      8.500    05/01/17       996,070
  2,000   Volusia Cnty, FL Indl Dev Auth Bishops Glen Proj Rfdg.......      7.500    11/01/16     2,007,160
  2,000   Volusia Cnty, FL Indl Dev Auth Bishops Glen Proj Rfdg.......      7.625    11/01/26     2,007,100
                                                                                               ------------
                                                                                                 76,946,757
                                                                                               ------------
          GEORGIA  2.4%
 19,000   Class A Ctfs relating to Atlanta, GA Urban Residential Fin
          Auth Multi-Family Hsg Rev Renaissance on Peachtree Apts Proj
          Ser 85......................................................      8.500    04/01/26    18,050,000
  3,000   Georgia St Hsg & Fin Auth...................................      6.450    12/01/27     3,072,840
                                                                                               ------------
                                                                                                 21,122,840
                                                                                               ------------
          IDAHO  1.5%
  8,000   Idaho Hlth Fac Auth Rev IHC Hosp Inc Rfdg (Inverse Fltg)
          (c).........................................................      8.900    02/15/21     8,860,000
  4,300   Owyhee Cnty, ID Indl Dev Corp Indl Dev Rev Envirosafe
          Services of ID Inc..........................................      8.250    11/01/02     4,420,701
                                                                                               ------------
                                                                                                 13,280,701
                                                                                               ------------
          ILLINOIS  11.5%
  1,000   Alton, IL Hosp Fac Rev Saint Anthony's Hlth Cent Proj
          (Prerefunded @ 09/01/99)....................................      8.375    09/01/14     1,106,940
  1,950   Bridgeview, IL Tax Increment Rev Rfdg.......................      9.000    01/01/11     2,154,496
  4,500   Chicago, IL Emergency Telephone Sys (FGIC Insd).............      5.800    01/01/13     4,583,205
  3,000   Chicago, IL O'Hare Intl Arpt Spl Fac Rev American Airls Inc
          Proj Ser A..................................................      7.875    11/01/25     3,251,190
 24,440   Chicago, IL O'Hare Intl Arpt Spl Fac Rev United Airls Inc
          Proj Ser 84A (c)............................................      8.850    05/01/18    27,491,578
  2,730   Chicago, IL O'Hare Intl Arpt Spl Fac Rev United Airls Inc
          Ser B.......................................................      8.950    05/01/18     3,109,033
  4,250   Chicago, IL Rev Chatham Ridge Tax Increment.................     10.250    01/01/07     4,632,500
  1,000   Chicago, IL Tax Increment...................................      7.250    01/01/14       990,770
  2,000   Huntley, IL Increment Alloc Rev Huntley Redev Proj Ser A....      8.500    12/01/15     2,068,300
  1,405   Illinois Dev Fin Auth Rev Cmnty Fac Clinic Altgeld Proj.....      8.000    11/15/16     1,415,425
  7,290   Illinois Dev Fin Auth Rev Mercy Hsg Corp Proj Rfdg..........      7.000    08/01/24     7,708,810
  1,000   Illinois Edl Fac Auth Rev Peace Mem Ministries Proj.........      7.500    08/15/26     1,008,510
  3,000   Illinois Hlth Fac Auth Rev Fairview Oblig Group Ser A
          Rfdg........................................................      7.400    08/15/23     3,047,520
  4,730   Illinois Hlth Fac Auth Rev Glenoaks Med Cent Ser D..........      9.500    11/15/15     5,392,957
  3,825   Illinois Hlth Fac Auth Rev Glenoaks Med Cent Ser D
          (Prerefunded @ 11/15/00)....................................      9.500    11/15/15     4,567,777
  1,000   Illinois Hlth Fac Auth Rev Lifelink Corp Oblig Group Ser
          B...........................................................      8.000    02/15/25     1,054,080
  5,000   Illinois Hlth Fac Auth Rev Midwest Physician Group Ltd
          Proj........................................................      8.100    11/15/14     5,514,800
  3,630   Illinois Hlth Fac Auth Rev Riverside Hlth Sys Series A Rfdg
          A...........................................................      6.000    11/15/15     3,613,483
  3,000   Illinois Hlth Fac Auth Rev Servantcor Ser A (Var Rate Cpn)
          (Prerefunded @ 08/15/01)....................................      8.000    08/15/21     3,466,710
  1,250   Mill Creek Wtr Reclamation Dist IL Swr Rev..................      8.000    03/01/10     1,288,313
    750   Mill Creek Wtr Reclamation Dist IL Wtrwks Rev...............      8.000    03/01/10       772,988
  1,800   Peoria, IL Spl Tax Weaverridge Spl Svc Area.................      8.050    02/01/17     1,803,096
  2,095   Regional Tran Auth IL Ser B (AMBAC Insd)....................      8.000    06/01/17     2,734,122
  6,000   Robbins, IL Res Recovery Rev................................      8.375    10/15/16     6,213,300
                                                                                               ------------
                                                                                                 98,989,903
                                                                                               ------------

                                               See Notes to Financial Statements

                               December 31, 1996
--------------------------------------------------------------------------------

  Par
Amount
 (000)                            Description                            Coupon      Maturity  Market Value
-----------------------------------------------------------------------------------------------------------

          INDIANA  0.5%
$ 2,000   East Chicago, IN Exempt Fac Inland Steel Co Proj No 14......      6.700%   11/01/12  $  2,011,980
  2,000   Indiana St Dev Fin Auth Envir USX Corp Proj Rfdg & Impt.....      6.250    07/15/30     2,026,780
                                                                                               ------------
                                                                                                  4,038,760
                                                                                               ------------
          KANSAS  0.0%
  2,500   Kansas City, KS Crawford Cnty Leavenworth Single Family Mtg
          Rev (AMBAC Insd)............................................          *    04/01/16       322,300
                                                                                               ------------
          KENTUCKY  0.4%
  2,700   Jefferson Cnty, KY Hosp Rev Alliant Hlth Sys Proj (Inverse
          Fltg) (MBIA Insd)...........................................      8.648    10/09/08     3,111,750
                                                                                               ------------
          LOUISIANA  1.2%
  3,000   Louisiana Pub Fac Auth Rev Student Ln Subser A3.............      7.000    09/01/06     3,162,090
 12,500   New Orleans, LA Rfdg (AMBAC Insd)...........................          *    09/01/17     3,889,125
 10,000   Orleans Parish, LA Sch Brd Rfdg (FGIC Insd).................          *    02/01/15     3,600,200
                                                                                               ------------
                                                                                                 10,651,415
                                                                                               ------------
          MAINE  0.2%
  1,250   Maine Hlth & Higher Edl Fac Auth Rev Ser B (FSA Insd).......      7.000    07/01/24     1,418,238
                                                                                               ------------
          MARYLAND  0.5%
  1,440   Maryland St Cmnty Dev Admin Dept Hsg & Cmnty Dev
          Multi-Family Hsg Rev Ser A Rfdg.............................      8.300    05/15/17     1,480,493
  1,725   Maryland St Cmnty Dev Admin Dept Hsg & Cmnty Dev Rev Single
          Family Pgm Seventh Ser......................................      7.300    04/01/25     1,823,256
  1,000   Maryland St Energy Fin Admin Ltd Oblig Rev Cogeneration AES
          Warrior Run.................................................      7.400    09/01/19     1,056,440
                                                                                               ------------
                                                                                                  4,360,189
                                                                                               ------------
          MASSACHUSETTS  5.3%
 13,770   Canton, MA Hsg Auth Multi-Family Hsg Mtg Rev Canton
          Arboretum Apts..............................................      6.500    09/01/19    13,081,500
  5,000   Massachusetts St Hlth & Edl Fac Auth Rev New England Med
          Cent Hosp Ser G (Embedded Swap) (MBIA Insd).................      3.100    07/01/13     4,336,000
  1,670   Massachusetts St Hlth & Edl Fac Auth Rev Saint Anne's Hosp
          Ser A.......................................................      9.375    07/01/14     1,688,153
  9,415   Massachusetts St Hlth & Edl Fac Auth Rev Saint Mem Med Cent
          Ser A.......................................................      6.000    10/01/23     8,127,687
  2,200   Massachusetts St Hsg Fin Agy Hsg Rev Insd Rental Ser A Rfdg
          (AMBAC Insd)................................................      6.650    07/01/19     2,287,890
    640   Massachusetts St Hsg Fin Agy Hsg Rev Ser A..................      9.000    12/01/18       666,374
  4,000   Massachusetts St Indl Fin Agy Rev Cent For Autism...........      9.500    11/01/17     4,388,680
    575   Massachusetts St Indl Fin Agy Rev Dimmock Cmnty Hlth Cent...      8.000    12/01/06       609,874
  1,085   Massachusetts St Indl Fin Agy Rev Dimmock Cmnty Hlth Cent...      8.375    12/01/13     1,169,923
    675   Massachusetts St Indl Fin Agy Rev Dimmock Cmnty Hlth Cent...      8.500    12/01/20       730,661
  6,900   Massachusetts St Indl Fin Agy Rev Swr Fac Res Ctl
          Composting..................................................      9.250    06/01/10     7,371,270
  1,000   Massachusetts St Indl Fin Agy Solid Waste Disp Rev Res
          Recovery Sys................................................      9.200    12/01/99     1,011,150
                                                                                               ------------
                                                                                                 45,469,162
                                                                                               ------------
          MICHIGAN  4.1%
  2,000   Battle Creek, MI Downtown Dev Auth Tax Increment Rev........      7.600    05/01/16     2,266,280
  7,000   Detroit, MI Water Supply Sys Rev Rfdg (FGIC Insd)...........      5.000    07/01/23     6,356,350
  2,390   Meridian, MI Econ Dev Corp Ltd Oblig Rev 1st Mtg Burcham
          Hills Ser A.................................................      7.500    07/01/13     2,451,447
  3,430   Meridian, MI Econ Dev Corp Ltd Oblig Rev 1st Mtg Burcham
          Hills Ser A.................................................      7.750    07/01/19     3,557,390
  8,005   Meridian, MI Econ Dev Corp Ltd Oblig Rev 1st Mtg Burcham
          Hills Ser A (Prerefunded @ 07/01/97)........................      9.625    07/01/19     8,475,454
  3,005   Michigan St Hosp Fin Auth Rev Garden City Hosp..............      8.300    09/01/02     3,159,097
 12,500   Michigan St Strategic Fd Ltd Oblig Rev Great Lakes Pulp &
          Fibre Proj (e)..............................................     10.250    12/01/16     7,093,625
  1,500   North Branch, MI Area Sch Lapeer Cnty Rfdg (AMBAC Insd).....      5.250    05/01/13     1,451,175
    745   Saint Clair Cnty, MI Econ Dev Corp Kmart Proj...............      9.500    02/01/06       746,296
                                                                                               ------------
                                                                                                 35,557,114
                                                                                               ------------
          MINNESOTA  1.2%
  5,490   Eden Prairie, MN Multi-Family Hsg Rev Sterling Ponds Proj
          Ser A.......................................................     10.000    01/15/20     4,950,333
    495   Eden Prairie, MN Multi-Family Hsg Rev Sterling Ponds Proj
          Ser B Cap Apprec............................................          *    01/15/20       757,796
  2,800   Minneapolis, MN Coml Dev Rev Holiday Inn Metrodome Proj
          Rfdg........................................................     10.000    06/01/98     2,811,928
  1,750   Minnesota St Hsg Fin Agy Single Family Mtg Ser D............      8.800    07/01/16     1,833,352
                                                                                               ------------
                                                                                                 10,353,409
                                                                                               ------------
          MISSISSIPPI  0.1%
  1,000   Claiborne Cnty, MS Pollutn Ctl Rev Sys Energy Res Inc
          Rfdg........................................................      7.300    05/01/25     1,049,540
                                                                                               ------------
          MISSOURI  0.8%
    980   Jefferson Cnty, MO Indl Dev Auth Indl Rev Cedars Hlthcare
          Cent Proj Ser A Rfdg........................................      8.250    12/01/15       985,126
  4,815   Missouri St Hlth & Edl Fac Auth Hlth Fac Rev Skaggs Cmnty
          Hosp Rfdg...................................................      9.500    05/15/13     5,010,585
  1,000   Sikeston, MO Elec Rev Rfdg (MBIA Insd)......................      6.000    06/01/15     1,071,230
                                                                                               ------------
                                                                                                  7,066,941
                                                                                               ------------

                                               See Notes to Financial Statements

                               December 31, 1996
--------------------------------------------------------------------------------

  Par
Amount
 (000)                            Description                            Coupon      Maturity  Market Value
-----------------------------------------------------------------------------------------------------------

          MONTANA  0.5%
$ 4,000   Montana St Brd Invt Res Recovery Rev Yellowstone Energy L P
          Proj........................................................      7.000%   12/31/19  $  3,907,200
                                                                                               ------------
          NEBRASKA  0.7%
  2,300   Nebraska Invt Fin Auth Single Family Mtg Rev (Inverse Fltg)
          (GNMA Collateralized).......................................      9.913    10/17/23     2,501,250
  2,800   Nebraska Invt Fin Auth Single Family Mtg Rev (Inverse Fltg)
          (GNMA Collateralized).......................................     11.429    09/10/30     3,125,500
                                                                                               ------------
                                                                                                  5,626,750
                                                                                               ------------
          NEVADA  0.8%
  5,120   Nevada Hsg Division Amt Single Family Mtg Sr D2.............      6.350    04/01/28     5,185,075
  1,945   Reno, NV Redev Agy Tax Alloc Downtown Redev Proj Ser E
          Rfdg........................................................      5.600    09/01/09     1,863,330
                                                                                               ------------
                                                                                                  7,048,405
                                                                                               ------------
          NEW HAMPSHIRE  2.4%
  2,000   New Hampshire Higher Edl & Hlth Fac Auth Rev
          Havenwood-Heritage Heights..................................      7.350    01/01/18     2,032,400
  2,000   New Hampshire Higher Edl & Hlth Fac Auth Rev
          Havenwood-Heritage Heights..................................      7.450    01/01/25     2,030,720
  4,000   New Hampshire Higher Edl & Hlth Fac Auth Rev Hosp Catholic
          Med Cent Rfdg...............................................      8.250    07/01/13     4,291,000
  3,480   New Hampshire Higher Edl & Hlth Fac Auth Rev Vly Regl
          Hosp........................................................      7.350    04/01/23     3,341,079
  1,440   New Hampshire Higher Edl & Hlth Franklin Pierce College
          Issue.......................................................      7.000    10/01/16     1,473,955
  2,160   New Hampshire Higher Edl & Hlth Franklin Pierce College
          Issue.......................................................      7.125    10/01/26     2,209,723
  2,000   New Hampshire St Business Fin Auth Pollutn Ctl & Solid Waste
          Disposal Rev................................................      7.750    01/01/22     2,110,520
  3,000   New Hampshire St Indl Dev Auth Rev Pollutn Ctl Pub Svcs Co
          of NH Proj Ser C............................................      7.650    05/01/21     3,088,920
                                                                                               ------------
                                                                                                 20,578,317
                                                                                               ------------
          NEW JERSEY  1.4%
  6,570   New Jersey Econ Dev Auth Rev 1st Mtg Gross Rev Oakridge
          Manor Proj Rfdg.............................................      9.500    11/01/14     6,780,043
  1,000   New Jersey Econ Dev Auth Rev 1st Mtg Winchester Gardens Ser
          A...........................................................      8.500    11/01/16     1,036,220
  1,500   New Jersey Econ Dev Auth Rev 1st Mtg Winchester Gardens Ser
          A...........................................................      8.625    11/01/25     1,562,655
  3,000   New Jersey Econ Dev Auth Rev Sr Mtg Arbor Glen Proj Ser A...      8.750    05/15/26     3,150,180
                                                                                               ------------
                                                                                                 12,529,098
                                                                                               ------------
          NEW MEXICO  1.3%
  2,250   Albuquerque, NM Retirement Fac Rev La Vida Llena Proj Ser A
          Rfdg........................................................      8.850    02/01/23     2,423,002
  5,835   Albuquerque, NM Retirement Fac Rev OGL Retirement Fac Rfdg
          (d).........................................................     10.000    10/01/13     4,261,884
  4,900   Farmington, NM Pollutn Ctl Rev San Juan Proj Ser A Rfdg.....      6.400    08/15/23     4,932,095
                                                                                               ------------
                                                                                                 11,616,981
                                                                                               ------------
          NEW YORK  10.7%
  1,315   Clifton Springs, NY Hosp & Clinic Ser B Rfdg & Impt.........      7.000    01/01/05     1,339,617
  1,500   Islip, NY Cmnty Dev Agy Cmnty Dev Rev NY Institute of
          Technology Rfdg.............................................      7.500    03/01/26     1,564,320
  2,950   New York City Indl Dev Agy Civic Fac Rev Nightingale Bamford
          Sch Proj....................................................      5.850    01/15/20     2,959,646
  1,500   New York City Indl Dev Agy Rev Visy Paper Inc Proj..........      7.950    01/01/28     1,599,885
  5,000   New York City Ser A.........................................      7.000    08/01/07     5,531,900
  3,000   New York City Ser D Rfdg....................................      8.000    02/01/05     3,490,320
  3,500   New York City Ser E.........................................      6.000    08/01/26     3,412,360
  3,750   New York City Tran Auth Tran Fac Livingston Plaza Proj Rfdg
          (FSA Insd)..................................................      5.400    01/01/18     3,705,937
  5,000   New York St Dorm Auth Rev City Univ Ser F...................      5.500    07/01/12     4,833,100
  5,000   New York St Dorm Auth Rev City Univ Ser F...................      5.000    07/01/20     4,337,650
  8,340   New York St Dorm Auth Rev St Univ Edl Fac Ser C.............      5.400    05/15/23     7,685,977
  2,500   New York St Dorm Auth Rev Upstate Cmnty Colleges Ser A......      5.700    07/01/21     2,384,350
  2,500   New York St Energy Resh & Dev Auth Gas Fac Rev (Inverse
          Fltg).......................................................      8.721    04/01/20     2,750,000
  6,000   New York St Energy Resh & Dev Auth Gas Fac Rev Ser D
          (Inverse Fltg) (MBIA Insd) (c)..............................      5.635    07/08/26     5,754,780
    225   New York St Energy Resh & Dev Auth St Svc Contract Rev
          Western NY Nuclear Svc Cent Ser B...........................      5.500    04/01/00       229,127
  1,000   New York St Energy Resh & Dev Auth St Svc Contract Rev
          Western NY Nuclear Svc Cent Ser B...........................      5.500    04/01/01     1,016,930
    750   New York St Energy Resh & Dev Auth St Svc Contract Rev
          Western NY Nuclear Svc Cent Ser B...........................      5.250    04/01/02       753,180
  1,750   New York St Med Care Fac Fin Agy Rev Mental Hlth Svcs Rfdg
          (MBIA Insd).................................................      5.250    02/15/19     1,656,830
 10,000   New York St Med Care Fac Fin Agy Rev Presbyterian Hosp Ser A
          Rfdg (MBIA Insd) (c)........................................      5.375    02/15/25     9,512,900
  1,500   New York St Thruway Auth Hwy & Brdg Tr Fund Ser A...........      6.000    04/01/14     1,561,935
 13,000   New York St Urban Dev Corp Rev Correctional Fac Ser A
          Rfdg........................................................      5.500    01/01/16    12,261,990
  3,000   New York, NY City Indl Dev Agy Civic Fac Rev USTA Natl
          Tennis Cent Proj (FSA Insd).................................      6.250    11/15/06     3,305,790
  1,500   New York, NY City Indl Dev Agy Civic Fac Rev USTA Natl
          Tennis Cent Proj (FSA Insd).................................      6.375    11/15/07     1,656,720
  2,000   New York, NY City Indl Dev Agy Civic Fac Rev USTA Natl
          Tennis Cent Proj (FSA Insd).................................      6.500    11/15/09     2,222,300
  7,775   Triborough Bridge And Tunnel Auth NY Rev Ser 1994A..........      4.750    01/01/19     6,851,019
                                                                                               ------------
                                                                                                 92,378,563
                                                                                               ------------
          NORTH CAROLINA  0.9%
  8,155   Eastern Band Cherokee Indians NC Spl Oblig Rev Carolina
          Mirror Co Proj..............................................     10.250    09/01/09     8,155,000
                                                                                               ------------
          NORTH DAKOTA  0.3%
$ 2,100   Ward Cnty, ND Hlthcare Fac Rev Saint Joseph Hosp Corp
          Proj........................................................      8.875%   11/15/24  $  2,337,321
                                                                                               ------------



                                               See Notes to Financial Statements

                               December 31, 1996
--------------------------------------------------------------------------------

  Par
Amount
 (000)                            Description                            Coupon      Maturity  Market Value
-----------------------------------------------------------------------------------------------------------
          OHIO  1.9%
$ 2,000   East Liverpool, OH Hosp Rev East Liverpool City Hosp Ser
          A...........................................................      8.125%   10/01/11  $  2,127,700
  7,500   Ohio Hsg Fin Agy Single Family Mtg Rev Ser B (Inverse Fltg)
          (GNMA Collateralized) (c)...................................      9.849    03/31/31     8,221,875
  3,700   Ohio St Solid Waste Rev Rep Engineered Steels Proj..........      8.250    10/01/14     3,804,895
  1,000   Ohio St Solid Waste Rev Rep Engineered Steels Proj..........      9.000    06/01/21     1,068,650
  1,500   Sandusky Cnty, OH Hosp Fac Rev Mem Hosp Proj Rfdg...........      7.750    12/01/09     1,509,690
                                                                                               ------------
                                                                                                 16,732,810
                                                                                               ------------
          OKLAHOMA  0.5%
  4,000   Tulsa, OK Indl Auth Hosp Rev Tulsa Regl Med Cent
          (Prerefunded @ 06/01/03)....................................      7.200    06/01/17     4,611,680
                                                                                               ------------
          PENNSYLVANIA  7.0%
  6,000   Beaver Cnty, PA Indl Dev Auth Pollutn Ctl Rev Collateral
          Toledo Edison Co Ser A Rfdg.................................      7.750    05/01/20     6,580,320
  1,000   Berks Cnty, PA Muni Auth Rev Phoebe Berks Village Inc Proj
          Rfdg........................................................      7.700    05/15/22     1,010,800
  4,000   Cambria Cnty, PA Indl Dev Auth Pollutn Ctl Rev Bethlehem
          Steel Corp Proj Rfdg........................................      7.500    09/01/15     4,242,600
  1,775   Clarion Cnty, PA Hosp Auth Hosp Rev Clarion Hosp Proj.......      8.500    07/01/13     1,961,411
  2,000   Cumberland Cnty, PA Auth Rev 1st Mtg Carlisle Hosp & Hlth...      6.800    11/15/14     2,079,500
  1,500   Delaware County, PA Auth 1st Mtg Rev Riddle Vlg Proj........      7.000    06/01/21     1,506,735
  3,000   Lancaster Cnty, PA Solid Waste Mgmt Auth Res Recovery Sys
          Rev Ser A...................................................      8.500    12/15/10     3,152,640
  2,000   McKean Cnty, PA Hosp Auth Hosp Rev Bradford Hosp Proj
          (Crossover Rfdg @ 10/01/00).................................      8.875    10/01/20     2,318,140
  3,750   Montgomery Cnty, PA Higher Edl & Hlth Auth Nursing Home Rev
          Delco Sys Svcs Proj A.......................................      9.875    11/01/18     3,830,062
  8,100   Montgomery Cnty, PA Indl Dev Auth Rev 1st Mtg The Meadowood
          Corp Proj Ser A (Prerefunded @ 12/01/00)....................     10.000    12/01/19     9,768,519
    500   Montgomery Cnty, PA Indl Dev Auth Rev 1st Mtg The Meadowood
          Corp Rfdg...................................................      7.000    12/01/10       508,540
  2,500   Montgomery Cnty, PA Indl Dev Auth Rev 1st Mtg The Meadowood
          Corp Rfdg...................................................      7.250    12/01/15     2,508,175
  6,000   Montgomery Cnty, PA Indl Dev Auth Rev 1st Mtg The Meadowood
          Corp Rfdg...................................................      7.400    12/01/20     5,996,100
  3,000   Pennsylvania Econ Dev Fin Auth Exempt Fac Rev MacMillan Ltd
          Partnership Proj............................................      7.600    12/01/20     3,356,760
  1,500   Pennsylvania Econ Dev Fin Auth Recycling Rev Ponderosa
          Fibres Proj Ser A...........................................      9.250    01/01/22     1,393,455
  3,000   Pennsylvania Econ Dev Fin Auth Res Recovery Rev Colver Proj
          Ser D.......................................................      7.050    12/01/10     3,207,210
  2,300   Pennsylvania Econ Dev Fin Auth Res Recovery Rev Northampton
          Generating Ser A............................................      6.500    01/01/13     2,276,149
  5,000   Philadelphia, PA Auth for Indl Dev Rev Long-Term Care
          Maplewood...................................................      8.000    01/01/24     5,181,300
                                                                                               ------------
                                                                                                 60,878,416
                                                                                               ------------
          RHODE ISLAND  0.2%
  2,000   Providence, RI Redev Agy Ctfs Partn Ser A...................      8.000    09/01/24     2,114,740
                                                                                               ------------
          SOUTH CAROLINA  0.5%
    115   Charleston Cnty, SC Ctfs Partn Ser B (MBIA Insd)............      7.000    06/01/19       129,663
  2,385   Charleston Cnty, SC Ctfs Partn Ser B (Prerefunded @
          06/01/04) (MBIA Insd).......................................      7.000    06/01/19     2,774,351
  1,000   Oconee Cnty, SC Indl Rev Bond Johnson Ctl Inc Ser 84 (Var
          Rate Cpn)...................................................      6.157    06/15/04     1,000,000
                                                                                               ------------
                                                                                                  3,904,014
                                                                                               ------------
          TENNESSEE  3.1%
  3,000   SCA Tax Exempt Trust Multi-Family Mtg Memphis Hlth Edl Rev
          Bond Receipt Ser A6 (FSA Insd)..............................      7.350    01/01/30     3,265,800
  4,610   Shelby Cnty, TN Hlth Edl & Hsg Fac Brd Rev ICF/MR Open Arms
          Dev Cent Ser A..............................................      9.750    08/01/19     4,960,498
  4,670   Shelby Cnty, TN Hlth Edl & Hsg Fac Brd Rev ICF/MR Open Arms
          Dev Cent Ser C..............................................      9.750    08/01/19     5,025,060
  2,000   Springfield, TN Hlth & Edl Fac Brd Hosp Rev Jesse Holman
          Jones Hosp Proj.............................................      8.250    04/01/12     2,150,900
  6,085   Sullivan Cnty, TN Hlth Edl & Hsg Fac Brd Rev 1st Mtg
          RHA/Sullivan Inc Fac Rev....................................      9.750    09/01/19     6,579,954
  4,455   Trenton, TN Hlth & Edl Fac Brd Rev ICF/MR RHA/Trenton Golden
          Door........................................................     10.000    05/01/19     4,798,570
                                                                                               ------------
                                                                                                 26,780,782
                                                                                               ------------
          TEXAS  3.1%
  2,000   Amarillo, TX Hlth Fac Corp Hosp Rev High Plains Baptist Hosp
          (Inverse Fltg) (FSA Insd)...................................      9.149    01/01/22     2,302,500
    665   Dallas Cnty, TX Flood Ctl Dist No 1 Rfdg....................          *    08/01/00       508,147
  1,165   Dallas Cnty, TX Flood Ctl Dist No 1 Rfdg....................          *    08/01/01       824,016
    335   Dallas Cnty, TX Flood Ctl Dist No 1 Rfdg....................          *    08/01/02       219,703
  1,825   Dallas Cnty, TX Flood Ctl Dist No 1 Rfdg....................          *    08/01/11       598,764
    775   Dallas Cnty, TX Flood Ctl Dist No 1 Rfdg....................      8.750    08/01/11       826,669
  2,670   Dallas Cnty, TX Flood Ctl Dist No 1 Rfdg....................      8.750    08/01/12     2,849,985
  2,500   Garland, TX Indl Dev Auth Rev Bond Ashland Oil Proj Ser 84
          Rfdg (Var Rate Cpn).........................................      5.363    04/01/04     2,502,475
  3,000   Harris Cnty, TX Hlth Fac Dev Corp Spl Fac Rev TX Med Cent
          Proj (MBIA Insd)............................................      5.900    05/15/20     3,068,400
  2,728   Texas Genl Svcs Comm Partn Int Lease Purch Ctfs.............      7.250    08/15/11     2,784,773
  2,000   Texas St Tpk Auth Dallas North Thruway Rev Addison Arpt Toll
          Tunnel Proj (FGIC Insd).....................................      6.750    01/01/15     2,237,800
  2,000   Texas St Tpk Auth Dallas North Thruway Rev Addison Arpt Toll
          Tunnel Proj (FGIC Insd).....................................      6.600    01/01/23     2,215,520
  5,000   West Side Calhoun Cnty, TX Navig Dist Solid Waste Disp Union
          Carbide Chem & Plastics.....................................      8.200    03/15/21     5,595,750
                                                                                               ------------
                                                                                                 26,534,502
                                                                                               ------------
          UTAH  1.9%
  1,000   Hildale, UT Elec Rev Gas Turbine Elec Fac Proj..............      7.800    09/01/15       996,720
  1,165   Hildale, UT Elec Rev Gas Turbine Elec Fac Proj..............      8.000    09/01/20     1,175,158

                                               See Notes to Financial Statements

                               December 31, 1996
--------------------------------------------------------------------------------

  Par
Amount
 (000)                            Description                            Coupon      Maturity  Market Value
-----------------------------------------------------------------------------------------------------------

          UTAH (CONTINUED)
$ 1,000   Hildale, UT Elec Rev Gas Turbine Elec Fac Proj..............      7.800%   09/01/25  $    990,230
  4,000   Intermountain Pwr Agy UT Pwr Supply Rev Ser B Rfdg (MBIA
          Insd) (b)...................................................      5.750    07/01/19     3,922,520
  5,000   Murray City, UT Hosp Rev Inc Hlth Svc Inc Rfdg (MBIA
          Insd).......................................................      4.750    05/15/20     4,387,450
    280   Saint George, UT Indl Dev Rev Kmart Corp Ser 1984A..........     10.750    10/15/08       285,211
  3,270   Salt Lake County, UT Hsg Auth Multi-Family Hsg Rev..........      6.375    11/01/33     3,288,541
  1,600   Utah St Hsg Fin Agy Single Family Mtg Mezz A1 (AMBAC
          Insd).......................................................      6.100    07/01/13     1,632,112
                                                                                               ------------
                                                                                                 16,677,942
                                                                                               ------------
          VIRGINIA  0.7%
  2,650   Fairfax Cnty, VA Park Auth Park Fac Rev.....................      6.625    07/15/20     2,762,015
  3,000   Loudoun Cnty, VA Indl Dev Auth (FSA Insd)...................      5.800    06/01/20     3,014,970
                                                                                               ------------
                                                                                                  5,776,985
                                                                                               ------------
          WASHINGTON  0.3%
  1,000   Port Walla Walla, WA Pub Corp Solid Waste Recycling Rev
          Ponderosa Fibres Proj.......................................      9.125    01/01/26       915,050
  5,500   Washington St Pub Pwr Supply Comp Interest Ser C Rfdg (MBIA
          Insd).......................................................          *    07/01/17     1,663,255
                                                                                               ------------
                                                                                                  2,578,305
                                                                                               ------------
          WISCONSIN  2.3%
  6,840   Wisconsin Hsg & Econ Dev Auth Home Ownership Rev Ser D......      6.450    09/01/27     6,985,487
  4,225   Wisconsin St Hlth & Edl Fac Auth Rev Chippewa Vly Hosp Ser F
          Rfdg........................................................      9.500    11/15/12     4,856,046
  2,185   Wisconsin St Hlth & Edl Fac Auth Rev Eau Claire Manor.......      9.625    06/01/13     2,253,849
  1,150   Wisconsin St Hlth & Edl Fac Auth Rev Gundersen Clinic
          LaCrosse Inc (FSA Insd).....................................      5.625    12/01/16     1,149,253
  1,975   Wisconsin St Hlth & Edl Fac Auth Rev Hess Mem Hosp Assn.....      7.875    11/01/22     1,987,521
  3,000   Wisconsin St Hlth & Edl Milwaukee Catholic Home Proj........      7.500    07/01/26     3,075,900
                                                                                               ------------
                                                                                                 20,308,056
                                                                                               ------------
          PUERTO RICO  0.2%
  2,000   Centro De Recaudaciones De Ingresos Municipales Ctfs Partn
          Puerto Rico.................................................      6.850    10/17/03     2,048,700
                                                                                               ------------
TOTAL LONG-TERM INVESTMENTS  96.5%
  (Cost $807,605,260)(a).....................................................................   834,315,435
SHORT-TERM INVESTMENTS AT AMORTIZED COST  3.0%...............................................    25,978,572
OTHER ASSETS IN EXCESS OF LIABILITIES  0.5%..................................................     4,253,874
                                                                                               ------------
NET ASSETS  100.0%...........................................................................  $864,547,881
                                                                                               ============

*Zero coupon bond



(a) At December 31, 1996, for federal income tax purposes, cost is $809,858,010; the aggregate gross unrealized appreciation is $49,569,224 and the aggregate gross unrealized depreciation is $25,111,799, resulting in net unrealized appreciation of $24,457,425.

(b) Securities purchased on a when issued and delayed delivery basis.

(c) Assets segregated as collateral for when issued or delayed delivery purchase commitments and open futures transactions.

(d) Interest is accruing at less than the stated coupon.

(e) Non-income producing security.

(f) Currently is a payment-in-kind security which will convert to a cash paying security with a higher coupon at a predetermined date.

(g) Security is a "step-up" bond where the coupon increases or steps up at a predetermined date.

                                               See Notes to Financial Statements

                      STATEMENT OF ASSETS AND LIABILITIES

                               December 31, 1996
--------------------------------------------------------------------------------

ASSETS:
Long-Term Investments, at Market Value (Cost $807,605,260)
  (Note 1)..................................................  $834,315,435
Short-Term Investments (Note 1).............................    25,978,572
Cash........................................................        42,716
Receivables:
  Interest..................................................    16,720,954
  Fund Shares Sold..........................................     1,631,010
  Securities Sold...........................................       145,583
Other.......................................................        69,061
                                                              ------------
      Total Assets..........................................   878,903,331
                                                              ------------
LIABILITIES:
Payables:
  Securities Purchased......................................     8,800,000
  Income Distributions......................................     2,653,668
  Fund Shares Repurchased...................................     1,379,612
  Distributor and Affiliates (Notes 2 and 6)................       556,193
  Investment Advisory Fee (Note 2)..........................       350,047
  Variation Margin on Futures (Note 5)......................       295,000
Accrued Expenses............................................       238,526
Deferred Compensation and Retirement Plans (Note 2).........        82,404
                                                              ------------
      Total Liabilities.....................................    14,355,450
                                                              ------------
NET ASSETS..................................................  $864,547,881
                                                              ============
NET ASSETS CONSIST OF:
Capital (Note 3)............................................  $941,822,660
Net Unrealized Appreciation on Securities...................    26,675,438
Accumulated Distributions in Excess of Net Investment Income
  (Note 1)..................................................    (8,821,755)
Accumulated Net Realized Loss on Securities.................   (95,128,462)
                                                              ------------
NET ASSETS..................................................  $864,547,881
                                                              ============
MAXIMUM OFFERING PRICE PER SHARE:
  Class A Shares:
    Net asset value and redemption price per share (Based on
     net assets of $671,856,857 and 46,419,769 shares of
     beneficial interest issued and outstanding)............  $      14.47
    Maximum sales charge (4.75%* of offering price).........           .72
                                                              ------------
    Maximum offering price to public........................  $      15.19
                                                              ============
  Class B Shares:
    Net asset value and offering price per share (Based on
     net assets of $173,844,037 and 12,010,543 shares of
     beneficial interest issued and outstanding)............  $      14.47
                                                              ============
  Class C Shares:
    Net asset value and offering price per share (Based on
     net assets of $18,846,987 and 1,302,119 shares of
     beneficial interest issued and outstanding)............  $      14.47
                                                              ============
*On sales of $100,000 or more, the sales charge will be
  reduced.

                                               See Notes to Financial Statements

                            STATEMENT OF OPERATIONS

                      For the Year Ended December 31, 1996
--------------------------------------------------------------------------------

INVESTMENT INCOME:
Interest....................................................  $ 62,456,702
                                                              ------------
EXPENSES:
Investment Advisory Fee (Note 2)............................     3,953,376
Distribution (12b-1) and Service Fees (Attributed to Classes
  A, B and C of $1,486,310, $1,517,563 and $131,653,
  respectively) (Note 6)....................................     3,135,526
Shareholder Services (Note 2)...............................       868,460
Legal (Note 2)..............................................       817,150
Custody.....................................................       224,323
Trustees Fees and Expenses (Note 2).........................        34,968
Other.......................................................       396,397
                                                              ------------
    Total Expenses..........................................     9,430,200
    Less Expenses Reimbursed (Note 2).......................        10,028
                                                              ------------
    Net Expenses............................................     9,420,172
                                                              ------------
NET INVESTMENT INCOME.......................................  $ 53,036,530
                                                              ============
REALIZED AND UNREALIZED GAIN/LOSS ON SECURITIES:
Realized Gain/Loss on Securities:
  Investments (Including reorganization and restructuring
    costs of $705,947)......................................  $(10,287,555)
  Options...................................................      (463,090)
  Futures...................................................    (4,459,217)
                                                              ------------
Net Realized Loss on Securities.............................   (15,209,862)
                                                              ------------
Unrealized Appreciation/Depreciation on Securities:
  Beginning of the Period...................................    39,038,275
                                                              ------------
  End of the Period:
    Investments.............................................    26,710,175
    Futures.................................................       (34,737)
                                                              ------------
                                                                26,675,438
                                                              ------------
Net Unrealized Depreciation on Securities During the
  Period....................................................   (12,362,837)
                                                              ------------
NET REALIZED AND UNREALIZED LOSS ON SECURITIES..............  $(27,572,699)
                                                              ============
NET INCREASE IN NET ASSETS FROM OPERATIONS..................  $ 25,463,831
                                                              ============

                                               See Notes to Financial Statements

                       STATEMENT OF CHANGES IN NET ASSETS

                 For the Years Ended December 31, 1996 and 1995
--------------------------------------------------------------------------------

                                                                Year Ended           Year Ended
                                                             December 31, 1996    December 31, 1995
---------------------------------------------------------------------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income.......................................   $  53,036,530        $ 52,928,406
Net Realized Loss on Securities.............................     (15,209,862)        (18,443,786)
Net Unrealized Appreciation/Depreciation on
  Securities During the Period..............................     (12,362,837)         75,421,063
                                                               --------------    ---------------
Change in Net Assets from Operations........................      25,463,831         109,905,683
                                                               --------------    ---------------
Distributions from Net Investment Income....................     (53,036,530)        (49,750,600)
Distributions in Excess of Net Investment Income (Note 1)...        (228,957)                -0-
                                                               --------------    ---------------
  Total Distributions from and in Excess of Net Investment
    Income*.................................................     (53,265,487)        (49,750,600)
                                                               --------------    ---------------
NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES.........     (27,801,656)         60,155,083
                                                               --------------    ---------------
FROM CAPITAL TRANSACTIONS (NOTE 3):
Proceeds from Shares Sold...................................     164,096,198          98,267,869
Net Asset Value of Shares Issued Through Dividend
  Reinvestment..............................................      22,996,285          21,929,512
Cost of Shares Repurchased..................................    (108,010,178)        (92,025,233)
                                                               --------------    ---------------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS..........      79,082,305          28,172,148
                                                               --------------    ---------------
TOTAL INCREASE IN NET ASSETS................................      51,280,649          88,327,231
NET ASSETS:
Beginning of the Period.....................................     813,267,232         724,940,001
                                                               -------------     ---------------
End of the Period (Including accumulated distributions in
  excess of net investment income of $8,821,755 and
  $8,760,023, respectively).................................   $ 864,547,881        $813,267,232
                                                              ==============     ===============

                                                     Year Ended           Year Ended
*Distributions by Class                           December 31, 1996    December 31, 1995
----------------------------------------------------------------------------------------
Distributions from and in Excess of Net
  Investment Income:
  Class A Shares.................................   $(43,633,838)        $(42,013,439)
  Class B Shares.................................     (8,865,546)          (7,196,226)
  Class C Shares.................................       (766,103)            (469,250)
  Class D Shares.................................             --              (71,685)
                                                    ------------         ------------
                                                    $(53,265,487)        $(49,750,600)
                                                    ============         ============

                                               See Notes to Financial Statements

                              FINANCIAL HIGHLIGHTS

     The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.
--------------------------------------------------------------------------------


                                                                         Year Ended December 31,
                                                             -----------------------------------------------
Class A Shares                                                 1996      1995      1994      1993      1992
------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of the Period.................... $14.984   $13.848   $15.629   $14.529   $15.687
                                                             --------  --------  --------  --------  --------
  Net Investment Income.....................................    .963     1.024      .956     1.052     1.064
  Net Realized and Unrealized Gain/Loss on Securities.......   (.513)    1.072    (1.717)    1.158    (1.047)
                                                             --------  --------  --------  --------  --------
Total from Investment Operations............................    .450     2.096     (.761)    2.210      .017
Less Distributions from and in Excess of Net Investment
  Income (Note 1)...........................................    .960      .960     1.020     1.110     1.175
                                                             --------  --------  --------  --------  --------
Net Asset Value, End of the Period.......................... $14.474   $14.984   $13.848   $15.629   $14.529
                                                             ========  ========  ========  ========  ========
Total Return(a).............................................   3.21%    15.52%    (4.93%)   15.82%      .08%
Net Assets at End of the Period (In millions)...............  $671.9    $665.8    $603.0    $636.2    $566.1
Ratio of Expenses to Average Net Assets(b)..................    .99%      .95%      .87%     1.03%     1.08%
Ratio of Net Investment Income to Average Net Assets(b).....   6.60%     7.05%     6.48%     6.95%     7.07%
Portfolio Turnover..........................................     59%       59%      101%       91%       44%

(a) Total Return is based upon net asset value which does not include payment of the maximum sales charge or contingent deferred sales charge.

(b) The impact on the Ratios of Expenses and Net Investment Income to Average Net Assets due to VKAC reimbursement of expenses was less than 0.01%.

                                               See Notes to Financial Statements

     The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.
--------------------------------------------------------------------------------

                                                                                                    May 1, 1993
                                                                   Year Ended December 31,       (Commencement of
                                                                -----------------------------    Distributions) to
Class B Shares                                                   1996       1995       1994      December 31, 1993
------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of the Period....................    $14.983    $13.850    $15.621         $14.670
                                                                --------   --------   --------      ---------
  Net Investment Income.....................................       .843       .908       .841            .656

  Net Realized and Unrealized Gain/Loss on Securities.......      (.506)     1.071     (1.718)           .945
                                                                --------   --------   --------      ---------

Total from Investment Operations............................       .337      1.979      (.877)          1.601

Less Distributions from and in Excess of Net Investment
  Income (Note 1)...........................................       .846       .846       .894            .650
                                                                --------   --------   --------      ---------

Net Asset Value, End of the Period..........................    $14.474    $14.983    $13.850         $15.621
                                                                ========   ========   ========      =========
Total Return(a).............................................      2.40%     14.62%     (5.69%)         11.12%*
Net Assets at End of the Period (In millions)...............    $ 173.8    $ 137.9    $ 112.4         $  56.6
Ratio of Expenses to Average Net Assets(b)..................      1.75%      1.70%      1.64%           1.74%
Ratio of Net Investment Income to Average Net Assets(b).....      5.84%      6.25%      5.70%           5.95%
Portfolio Turnover..........................................        59%        59%       101%             91%*

 * Non-Annualized

(a) Total Return is based upon net asset value which does not include payment of the maximum sales charge or contingent deferred sales charge.

(b) The impact on the Ratios of Expenses and Net Investment Income to Average Net Assets due to VKAC reimbursement of expenses was less than 0.01%.

                                               See Notes to Financial Statements

     The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.
--------------------------------------------------------------------------------

                                                                                            August 13, 1993
                                                               Year Ended December 31,     (Commencement of
                                                             ---------------------------   Distribution) to
Class C Shares                                                1996      1995      1994     December 31, 1993
------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of the Period.................... $14.987   $13.846   $15.610        $15.030
                                                             --------  -------   -------       --------
  Net Investment Income.....................................    .851      .910      .824           .369
  Net Realized and Unrealized Gain/Loss on Securities.......   (.518)    1.077    (1.694)          .580
                                                             --------  -------   --------      --------
Total from Investment Operations............................    .333     1.987     (.870)          .949
Less Distributions from and in Excess of Net Investment
  Income (Note 1)...........................................    .846      .846      .894           .369
                                                             -------   --------  --------      --------
Net Asset Value, End of the Period.......................... $14.474   $14.987   $13.846        $15.610
                                                             ========  ========  ========      ========
Total Return(a).............................................   2.33%    14.70%    (5.62%)         6.37%*
Net Assets at End of the Period (In millions)...............   $18.8      $9.5      $7.6          $5.2
Ratio of Expenses to Average Net Assets(b)..................   1.75%     1.69%     1.64%          1.82%
Ratio of Net Investment Income to Average Net Assets(b).....   5.84%     6.19%     5.71%          5.21%
Portfolio Turnover..........................................     59%       59%      101%            91%*

 * Non-Annualized

(a) Total Return is based upon net asset value which does not include payment of the maximum sales charge or contingent deferred sales charge.

(b) The impact on the Ratios of Expenses and Net Investment Income to Average Net Assets due to VKAC reimbursement of expenses was less than 0.01%.

                                               See Notes to Financial Statements

                         NOTES TO FINANCIAL STATEMENTS

                               December 31, 1996
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen American Capital Tax Free High Income Fund (the "Fund") is organized as a series of the Van Kampen American Capital Tax Free Trust, a Delaware business trust, and is registered as a diversified open-end management investment company under the Investment Company Act of 1940, as amended. The Fund's investment objective is to provide investors with a high level of current income exempt from federal income taxes primarily through investment in a diversified portfolio of medium and lower grade municipal securities. The Fund commenced investment operations on June 28, 1985. The distribution of the Fund's Class B and Class C shares commenced on May 1, 1993 and August 13, 1993, respectively.

       The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION--Investments are stated at value using market quotations or, if such valuations are not available, estimates obtained from yield data relating to instruments or securities with similar characteristics in accordance with procedures established in good faith by the Board of Trustees. Investments valued using estimates of market value are generally those non-rated securities in which the Fund owns over 90% of the original bond issue. At December 31, 1996, 18% of the Fund's net assets consisted of such securities. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost.

B. SECURITY TRANSACTIONS--Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. The Fund may purchase and sell securities on a "when issued" or "delayed delivery" basis, with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Fund will maintain, in a segregated account with its custodian, assets having an aggregate value at least equal to the amount of the when issued or delayed delivery purchase commitments until payment is made.

C. INVESTMENT INCOME--Interest income is recorded on an accrual basis. Bond premium and original issue discount are amortized over the expected life of each applicable security.

D. FEDERAL INCOME TAXES--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

       The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. At December 31, 1996, the Fund had an accumulated capital loss carryforward for tax purposes of $82,799,196 which expires between December 31, 1999 and December 31, 2004. Net realized gains or losses may differ for financial reporting and tax purposes primarily as a result of the deferral of post October 31 losses, gains or losses recognized for tax purposes on open futures positions and the capitalization of reorganization and restructuring costs for tax purposes.

                               December 31, 1996
--------------------------------------------------------------------------------

E. DISTRIBUTION OF INCOME AND GAINS--The Fund declares daily and pays monthly dividends from net investment income. Net realized gains, if any, are distributed annually.

       For the year ended December 31, 1996, 99.1% of the income distributions made by the Fund were exempt from federal income taxes.

       Due to inherent differences in the recognition of interest income under generally accepted accounting principles and federal income tax purposes, for those securities which the Fund has placed on non-accrual status, the amount of distributable net investment income may differ between book and federal income tax purposes for a particular period. These differences are temporary in nature, but may result in book basis distributions in excess of net investment income for certain periods. Permanent book and tax basis differences relating to the recognition of certain expenses which are not deductible for tax purposes totaling $167,225 were reclassified from accumulated distributions in excess of net investment income to capital.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Under the terms of the Fund's Investment Advisory Agreement, Van Kampen American Capital Investment Advisory Corp. (the "Adviser") will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

AVERAGE NET ASSETS                                            % PER ANNUM
-------------------------------------------------------------------------
First $500 million..........................................    .50 of 1%
Over $500 million...........................................    .45 of 1%

       For the year ended December 31, 1996, the Fund recognized expenses of approximately $54,600 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom (Illinois), counsel to the Fund, of which a trustee of the Fund is an affiliated person.

       For the year ended December 31, 1996, the Fund recognized expenses of approximately $66,300 representing Van Kampen American Capital Distributors, Inc.'s or its affiliates' (collectively "VKAC") cost of providing accounting, cash management and legal services to the Fund.

       ACCESS Investor Services, Inc. ("ACCESS"), an affiliate of the Adviser, serves as the shareholder servicing agent of the Fund. For the year ended December 31, 1996, the Fund recognized expenses of approximately $673,900, representing ACCESS' cost of providing transfer agency and shareholder services plus a profit.

       Additionally, for the year ended December 31, 1996, the Fund reimbursed VKAC approximately $161,200 related to the cost of consolidating the VKAC open-end fund complex. Payment was contingent upon the realization by the Fund of cost efficiencies in certain expense categories resulting from the consolidation.

       Certain officers and trustees of the Fund are also officers and directors of VKAC. The Fund does not compensate its officers or trustees who are officers of VKAC. For the year ended December 31, 1996, the Adviser reimbursed the Fund for certain trustees' compensation in connection with the July 1995 increase in the number of trustees of the Fund.

       The Fund has implemented deferred compensation and retirement plans for its trustees. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation to a later date. The retirement plan covers those trustees who are not officers of VKAC.

                               December 31, 1996
--------------------------------------------------------------------------------

3. CAPITAL TRANSACTIONS

The Fund has outstanding three classes of shares of beneficial interest, Classes A, B and C each with a par value of $.01 per share. There are an unlimited number of shares of each class authorized.

       At December 31, 1996, capital aggregated $744,740,084, $177,733,309 and
$19,349,267 for Classes A, B and C, respectively. For the year ended December 31, 1996, transactions were as follows:

                                                                SHARES         VALUE
----------------------------------------------------------------------------------------
Sales:
  Class A...................................................   6,370,895   $  92,301,711
  Class B...................................................   4,180,416      60,439,439
  Class C...................................................     787,103      11,355,048
                                                               ---------    ------------
Total Sales.................................................  11,338,414   $ 164,096,198
                                                               =========    ============
Dividend Reinvestment:
  Class A...................................................   1,326,707   $  19,189,337
  Class B...................................................     229,488       3,317,782
  Class C...................................................      33,851         489,166
                                                               ---------    ------------
Total Dividend Reinvestment.................................   1,590,046   $  22,996,285
                                                               =========    ============
Repurchases:
  Class A...................................................  (5,711,728)  $ (82,614,355)
  Class B...................................................  (1,605,061)    (23,186,460)
  Class C...................................................    (153,484)     (2,209,363)
                                                               ---------    ------------
Total Repurchases...........................................  (7,470,273)  $(108,010,178)
                                                               =========    ============

                               December 31, 1996
--------------------------------------------------------------------------------

       At December 31, 1995, capital aggregated $715,993,345, $137,196,174 and
$9,718,061 for Classes A, B and C, respectively. For the year ended December 31, 1995, transactions were as follows:

                                                                SHARES        VALUE
---------------------------------------------------------------------------------------
Sales:
  Class A...................................................   4,222,270   $ 59,289,997
  Class B...................................................   2,414,527     35,122,032
  Class C...................................................     265,279      3,855,840
  Class D...................................................         -0-            -0-
                                                               ---------    -----------
Total Sales.................................................   6,902,076   $ 98,267,869
                                                               =========   ============
Dividend Reinvestment:
  Class A...................................................   1,304,961   $ 18,980,521
  Class B...................................................     181,510      2,642,279
  Class C...................................................      21,072        306,708
  Class D...................................................         -0-              4
                                                               ---------    -----------
Total Dividend Reinvestment.................................   1,507,543   $ 21,929,512
                                                               =========   ============
Repurchases:
  Class A...................................................  (4,634,819)  $(65,107,747)
  Class B...................................................  (1,504,466)   (21,894,277)
  Class C...................................................    (197,847)    (2,860,089)
  Class D...................................................    (147,327)    (2,163,120)
                                                               ---------    -----------
Total Repurchases...........................................  (6,484,459)  $(92,025,233)
                                                              ==========   ============

       Class B and C shares are offered without a front end sales charge, but are subject to a contingent deferred sales charge (CDSC). The CDSC will be imposed on most redemptions made within six years of the purchase for Class B and one year of the purchase for Class C as detailed in the following schedule. The Class B and C shares bear the expense of their respective deferred sales arrangements, including higher distribution and service fees and incremental transfer agency costs.

                                                                CONTINGENT DEFERRED
                                                                   SALES CHARGE
                     YEAR OF REDEMPTION                       CLASS B         CLASS C
-------------------------------------------------------------------------------------
First.......................................................   4.00%           1.00%
Second......................................................   3.75%            None
Third.......................................................   3.50%            None
Fourth......................................................   2.50%            None
Fifth.......................................................   1.50%            None
Sixth.......................................................   1.00%            None
Seventh and Thereafter......................................    None            None

       For the year ended December 31, 1996, VKAC, as distributor for the Fund, received commissions on sales of the Fund's Class A shares of approximately $362,700 and CDSC on redeemed shares of approximately $504,700. Sales charges do not represent expenses of the Fund.

                               December 31, 1996
--------------------------------------------------------------------------------

4. INVESTMENT TRANSACTIONS
During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $518,452,919 and $475,606,658, respectively.

5. DERIVATIVE FINANCIAL INSTRUMENTS
A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index.

       The Fund has a variety of reasons to use derivative instruments, such as to attempt to protect the Fund against possible changes in the market value of its portfolio and to manage the portfolio's effective yield, maturity and duration. All of the Fund's portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in the unrealized appreciation/depreciation on investments. Upon disposition, a realized gain or loss is recognized accordingly, except when exercising an option contract or taking delivery of a security underlying a futures contract. In these instances, the recognition of gain or loss is postponed until the disposal of the security underlying the option or futures contract.

       Summarized below are the specific types of derivative financial instruments used by the Fund.

A. OPTION CONTRACTS--An option contract gives the buyer the right, but not the obligation to buy (call) or sell (put) an underlying item at a fixed exercise price during a specified period. These contracts are generally used by the Fund to manage the portfolio's effective maturity and duration.

       Transactions in options for the year ended December 31, 1996, were as follows:

                                                              CONTRACTS    PREMIUM
-----------------------------------------------------------------------------------
Outstanding at December 31, 1995............................      -0-      $    -0-
Options Written and Purchased (Net).........................    7,010      (815,589)
Options Terminated in Closing Transactions (Net)............   (2,240)      421,422
Options Expired (Net).......................................   (4,420)      239,857
Options Exercised (Net).....................................     (350)      154,310
                                                              ---------    --------
Outstanding at December 31, 1996............................      -0-      $    -0-
                                                              =========    ========

B. FUTURES CONTRACTS--A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. The Fund generally invests in futures on U.S. Treasury Bonds and the Municipal Bond Index and typically closes the contract prior to the delivery date. These contracts are generally used to manage the portfolio's effective maturity and duration.

       Upon entering into futures contracts, the Fund maintains, in a segregated account with its custodian, securities with a value equal to its obligation under the futures contracts. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin).

                               December 31, 1996
--------------------------------------------------------------------------------

       Transactions in futures contracts for the year ended December 31, 1996, were as follows:

                                                              CONTRACTS
-----------------------------------------------------------------------
Outstanding at December 31, 1995............................       900
Futures Opened..............................................    12,929
Futures Closed..............................................   (13,403)
                                                              ---------
Outstanding at December 31, 1996............................       426
                                                              =========

       The futures contracts outstanding as of June 30, 1996, and the descriptions and unrealized appreciation/depreciation are as follows:

                                                                       UNREALIZED
                                                                      APPRECIATION/
                                                          CONTRACTS   DEPRECIATION
-----------------------------------------------------------------------------------
Municipal Bond Index Futures
  Mar 1997 - Sells to Open (Current Notional Value
  $116,063 per contract)................................     100        $(44,554)
US Treasury Bond Futures
  Mar 1997 - Buys to Open (Current Notional Value
  $112,625 per contract)................................     326           9,817
                                                          ------      -----------
                                                             426        $(34,737)
                                                          ======      ===========

C. INDEXED SECURITIES--These instruments are identified in the portfolio of investments. The price of these securities may be more volatile than the price of a comparable fixed rate security.

       An Inverse Floating security is one where the coupon is inversely indexed to a short-term floating interest rate multiplied by a specified factor. As the floating rate rises, the coupon is reduced. Conversely, as the floating rate declines, the coupon is increased. These instruments are typically used by the Fund to enhance the yield of the portfolio.

       An Embedded Swap security includes a swap component such that the fixed coupon component of the underlying bond is adjusted by the difference between the security's fixed swap rate and the floating swap index. These instruments are typically used by the Fund to enhance the yield of the portfolio.

6. DISTRIBUTION AND SERVICE PLANS
The Fund and its shareholders have adopted a distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 and a service plan (collectively the "Plans"). The Plans govern payments for the distribution of the Fund's shares, ongoing shareholder services and maintenance of shareholder accounts.

       Annual fees under the Plans of up to .25% for Class A net assets and 1.00% each for Class B and Class C net assets are accrued daily. Included in these fees for the year ended December 31, 1996 are payments to VKAC of approximately $1,163,200.

                      STATEMENT OF ADDITIONAL INFORMATION

            VAN KAMPEN AMERICAN CAPITAL INSURED TAX FREE INCOME FUND

  Van Kampen American Capital Insured Tax Free Income Fund, formerly known as Van Kampen Merritt Insured Tax Free Income Fund (the "Fund"), is a separate diversified series of Van Kampen American Capital Tax Free Trust, a Delaware business trust (the "Trust"). The Trust is an open-end management investment company, commonly known as a mutual fund. The Fund's investment objective is to provide investors with a high level of current income exempt from federal income taxes, with liquidity and safety of principal primarily through investment in a diversified portfolio of insured municipal securities. All of the municipal securities in the portfolios of the Fund will be insured by AMBAC Indemnity Corporation or by other municipal bond insurers whose claims-paying ability is rated "AAA" by Standard & Poor's Ratings Group on the date of purchase. The Fund's portfolio is managed by Van Kampen American Capital Investment Advisory Corp. (the "Adviser").


  This Statement of Additional Information is not a prospectus but should be read in conjunction with the Prospectus for the Fund dated April 30, 1997 (the "Prospectus"). This Statement of Additional Information does not include all information that a prospective investor should consider before purchasing shares of the Fund, and investors should obtain and read the Prospectus prior to purchasing shares. A copy of the Prospectus may be obtained without charge by writing or calling Van Kampen American Capital Distributors, Inc. at One Parkview Plaza, Oakbrook Terrace, IL 60181 at (800) 421-5666 (or (800) 421-2833 for the hearing impaired). This Statement of Additional Information incorporates by reference the entire Prospectus.


  The Prospectus and this Statement of Additional Information omit certain information contained in the registration statement filed with the Securities and Exchange Commission, Washington, D.C. This omitted information may be obtained from the Commission upon payment of the fee prescribed, or inspected at the Commission's office at no charge.

                               TABLE OF CONTENTS


                                                             PAGE
                                                             ----
The Fund and The Trust...................................... B-2

Investment Policies and Restrictions........................ B-2

Additional Investment Considerations........................ B-4

Description of Municipal Securities Ratings................. B-15

Trustees and Officers....................................... B-21

Investment Advisory and Other Services...................... B-30

Custodian and Independent Accountants....................... B-31

Portfolio Transactions and Brokerage Allocations............ B-32

Tax Status of the Fund...................................... B-32

The Distributor............................................. B-33

Distribution and Service Plans.............................. B-33

Legal Counsel............................................... B-34

Performance Information..................................... B-35

Report of Independent Accountants........................... B-37

Financial Statements........................................ B-38

Notes to Financial Statements............................... B-54



       THIS STATEMENT OF ADDITIONAL INFORMATION IS DATED APRIL 30, 1997.

                             THE FUND AND THE TRUST


  Van Kampen American Capital Insured Tax Free Income Fund (the "Fund") is a separate diversified series of the Trust is an unincorporated business trust established under the laws of the State of Delaware by an Agreement and Declaration of Trust dated as of May 10, 1995, (the "Declaration of Trust"). The Declaration of Trust permits the Trustees to create one or more separate investment portfolios and issue a series of shares for each portfolio. The Trustees can further sub-divide each series of shares into one or more classes of shares for each portfolio. At present, the Fund, Van Kampen American Capital Tax Free High Income Fund, Van Kampen American Capital California Insured Tax Free Fund, Van Kampen American Capital Municipal Income Fund, Van Kampen American Capital Intermediate Term Municipal Income Fund, Van Kampen American Capital Florida Insured Tax Free Income Fund, Van Kampen American Capital New Jersey Tax Free Income Fund and Van Kampen American Capital New York Tax Free Income Fund have been organized as series of the Trust and have commenced investment operations. Van Kampen American Capital California Tax Free Income Fund, Van Kampen American Capital Michigan Tax Free Income Fund, Van Kampen American Capital Missouri Tax Free Income Fund and Van Kampen American Capital Ohio Tax Free Income Fund have been organized as series of the Trust but have not commenced investment operations. Other series may be organized and offered in the future. The Fund was originally organized as a Maryland corporation under the name Van Kampen Merritt Insured Tax Free Fund Inc., was subsequently reorganized into a sub-trust of Van Kampen Merritt Tax Free Fund, a Massachusetts business trust, under the name Van Kampen Merritt Insured Tax Free Income Fund as of February 22, 1988. The Fund was again reorganized as a series of the Trust and adopted its present name as of July 31, 1995.


  Each share in a series of the Trust represents an equal proportionate interest in the assets of such series with each other share in such series and no interest in any other series. No series is subject to the liabilities of any other series. The Declaration of Trust provides that shareholders are not liable for any liabilities of the Trust or any of its series, requires inclusion of a clause to that effect in every agreement entered into by the Trust or any of its series and indemnifies shareholders against any such liability.

  Shares of the Trust entitle their holders to one vote per share; however, separate votes are taken by each series on matters affecting an individual series. For example, a change in investment policy for a series would be voted upon by shareholders of only the series involved. Except as described in the Prospectus, shares do not have cumulative voting rights, preemptive rights or any conversion or exchange rights other than those described in the Prospectus. The Trust does not contemplate holding regular meetings of shareholders to elect Trustees or otherwise. However, the holders of 10% or more of the outstanding shares may by written request require a meeting to consider the removal of Trustees by a vote of two-thirds of the shares then outstanding cast in person or by proxy at such meeting.

  The Trustees may amend the Declaration of Trust (including with respect to any series) in any manner without shareholder approval, except that the Trustees may not adopt any amendment adversely affecting the rights of shareholders of any series without approval by a majority of the outstanding shares of each affected series entitled to vote (or such higher vote as may be required by the Investment Company Act of 1940, as amended (the "1940 Act"), or other applicable law).

  Statements contained in this Statement of Additional Information to the contents of any contract or other document referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement of which this Statement of Additional Information forms a part, each such statement being qualified in all respects by such reference.

                      INVESTMENT POLICIES AND RESTRICTIONS

  The investment objective of the Fund is set forth in the Prospectus under the caption "Investment Objectives and Policies." There can be no assurance that the Fund will achieve its objective.

  Fundamental investment restrictions limiting the investments of the Fund provide that the Fund may not:


   1. Purchase any securities (other than tax exempt obligations guaranteed by the United States Government or by its agencies or instrumentalities), if as a result more than 5% of the Fund's total assets (taken at current value) would then be invested in securities of a single issuer or if as a result the Fund would hold more than 10% of the outstanding voting securities of any single issuer, except that the Fund may purchase securities of other investment companies to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.



   2. Invest more than 25% of its assets in a single industry. (As described in the Prospectus, the Fund may from time to time invest more than 25% of its assets in a particular segment of the municipal bond market; however, the Fund will not invest more than 25% of its assets in industrial development bonds in a single industry), except that the Fund may purchase securities of other investment companies to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.


   3. Borrow money, except from banks for temporary purposes and then in amounts not in excess of 5% of the total asset value of the Fund, or mortgage, pledge or hypothecate any assets except in connection with a borrowing and in amounts not in excess of 10% of the total asset value of the Fund. Borrowings may not be made for investment leverage, but only to enable the Fund to satisfy redemption requests where liquidation of portfolio securities is considered disadvantageous or inconvenient. In this connection, the Fund will not purchase portfolio securities during any period that such borrowings exceed 5% of the total asset value of the Fund. Notwithstanding this investment restriction, the Fund may enter into "when issued" and "delayed delivery" transactions as described in the Prospectus.

   4. Make loans, except to the extent the tax exempt obligations the Fund may invest in are considered to be loans.

   5. Buy any securities "on margin." The deposit of initial or maintained margin in connection with interest rate or other financial futures or index contracts or related options is not considered the purchase of a security on margin.

   6. Sell any securities "short," write, purchase or sell puts, calls or combinations thereof, or purchase or sell interest rate or other financial futures or index contracts or related options, except as hedging transactions in accordance with the requirements of the Securities and Exchange Commission and the Commodity Futures Trading Commission.

   7. Act as an underwriter of securities, except to the extent the Fund may be deemed to be an underwriter in connection with the sale of securities held in its portfolio.


   8. Make investments for the purpose of exercising control or participation in management, except that the Fund may purchase securities of other investment companies to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.



   9. Invest in securities issued by other investment companies except as part of a merger, reorganization or other acquisition and extent permitted by
      (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.


  10. Invest in equity interests in oil, gas or other mineral exploration of development programs.

  11. Purchase or sell real estate, commodities or commodity contracts, except as set forth in item 6 above and except to the extent the municipal securities the Fund may invest in are considered to be interests in real estate.

  The Fund may not change any of these investment restrictions nor any other fundamental policy as they apply to the Fund without the approval of the lesser of (i) more than 50% of the Fund's outstanding shares or (ii) 67% of the Fund's shares present at a meeting at which the holders of more than 50% of the outstanding shares are present in person or by proxy. As long as the percentage restrictions described above are satisfied at the time of the investment or borrowing, the Fund will be considered to have abided by those restrictions even if, at a later time, a change in values or net assets causes an increase or decrease in percentage beyond that allowed.

  The Fund generally will not engage in the trading of securities for the purpose of realizing short-term profits, but it will adjust its portfolio as deemed advisable in view of prevailing or anticipated market conditions to accomplish the Fund's investment objectives. For example, the Fund may sell portfolio securities in anticipation of a movement in interest rates. Frequency of portfolio turnover will not be a limiting factor if the Fund considers it advantageous to purchase or sell securities. Portfolio turnover is calculated by dividing the lesser of purchases or sales of portfolio securities by the monthly average value of the securities in the portfolio during the year. Securities, including options, whose maturity or expiration date at the time of acquisition were one year or less are excluded from such calculation. The Fund anticipates that its annual portfolio turnover rate will normally be less than 100%.

  The Fund does not intend to invest in certain "private activity" obligations issued after August 7, 1986. Interest on such "private activity" obligations is treated as a preference item for the purpose of calculating the alternative minimum tax. If the Fund were to invest in such "private activity" obligations, dividends paid to an investor who is subject to the alternative minimum tax might not be completely tax exempt or might cause an investor to be subject to such tax.

                      ADDITIONAL INVESTMENT CONSIDERATIONS

  MUNICIPAL SECURITIES. Municipal securities include long-term obligations, which are often called municipal bonds, as well as shorter term municipal notes, municipal leases, and tax-exempt commercial paper. Under normal market conditions, longer term municipal securities generally provide a higher yield than shorter term municipal securities, and therefore the Fund generally expects to be invested primarily in longer term municipal securities. The Fund will, however, invest in shorter term municipal securities when yields are greater than yields available on longer term municipal securities, for temporary defensive purposes and when redemption requests are expected. The two principal classifications of municipal bonds are "general obligation" and "revenue" or "special obligation" bonds, which include "industrial revenue bonds." General obligation bonds are secured by the issuer's pledge of its faith, credit, and taxing power for the payment of principal and interest. Revenue or special obligation bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special tax or other specific revenue source such as from the user of the facility being financed.

  Also included within the general category of municipal securities are participations in lease obligations or installment purchase contract obligations (hereinafter collectively called "lease obligations") of municipal authorities or entities used to finance the acquisition of equipment and facilities. Although lease obligations do not constitute general obligations of the municipality for which the municipality's taxing power is pledged, a lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payments due under the lease obligation. However, certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. In addition to the "non-appropriation" risk, these securities represent a relatively new type of financing that has not yet developed the depth of marketability associated with more conventional bonds. Although "non-appropriation" lease obligations are often secured by the underlying property, disposition of the property in the event of foreclosure might prove difficult. There is no limitation on the percentage of the Fund's assets that may be invested in "non-appropriation" lease obligations. In evaluating such lease obligations, the Adviser will consider such factors as it deems appropriate, which factors may include (a) whether the lease can be cancelled,
(b) the ability of the lease obligee to direct the sale of the underlying assets, (c) the general creditworthiness of the lease obligor, (d) the likelihood that the municipality will discontinue appropriating funding for the leased property in the event such property is no longer considered essential by the municipality, (e) the legal recourse of the lease obligee in the event of such a failure to appropriate funding and (f) any limitations which are imposed on the lease obligor's ability to utilize substitute property or services than those covered by the lease obligation.

  Also included within the term Municipal Securities are participation certificates issued by state and local governments or authorities to finance the acquisition of equipment and facilities. They may represent participations in a lease, an installment purchase contract, or a conditional sales contract. Some municipal leases and participation certificates may not be readily marketable.

  The "issuer" of municipal securities generally is deemed to be the governmental agency, authority, instrumentality or other political subdivision, or the non-governmental user of a revenue bond-financed facility, the assets and revenues of which will be used to meet the payment obligations, or the guarantee of such payment obligations, of the municipal securities.

  The Fund may purchase floating and variable rate demand notes, which are municipal securities normally having a stated maturity in excess of one year, but which permit the holder to demand payment of principal at any time, or at specified intervals. The issuer of such notes normally has a corresponding right, after a given period, to prepay at its discretion upon notice to the noteholders the outstanding principal amount of the notes plus accrued interest. The interest rate on a floating rate demand note is based on a known lending rate, such as a bank's prime rate, and is adjusted automatically each time such rate is adjusted. The interest rate on a variable rate demand note is adjusted automatically at specified intervals.

  The Fund also may invest up to 15% of its total assets in derivative variable rate municipal securities such as inverse floaters whose rates vary inversely with changes in market rates of interest. Such derivative variable rate municipal securities may pay a rate of interest determined by applying a multiple to the variable rate. The extent of increases and decreases in the value of derivative municipal securities whose rates vary inversely with changes in market rates of interest in response to such changes in market rates generally will be larger than comparable changes in the value of an equal principal amount of a fixed rate municipal security having similar credit quality, redemption provisions and maturity. In addition, the Fund may invest in derivative municipal securities the terms of which include elements of, or are similar in effect to, certain Strategic Transactions in which the Fund may engage. Such municipal securities may by their terms, for example, have economic characteristics comparable to, among other things, a swap, cap, floor or collar transaction with respect to such security for a period of time prior to its stated maturity. See "Additional Investment Considerations -- Strategic Transactions" in this Statement of Additional Information.

  The Fund may also acquire custodial receipts or certificates underwritten by securities dealers or banks that evidence ownership of future interest payments, principal payments or both on certain municipal securities. The underwriter of these certificates or receipts typically purchases municipal securities and deposits the securities in an irrevocable trust or custodial account with a custodian bank, which then issues receipts or certificates that evidence ownership of the periodic unmatured coupon payments and the final principal payment on the obligations. Although under the terms of a custodial receipt, the Fund typically would be authorized to assert its rights directly against the issuer of the underlying obligation, the Fund could be required to assert through the custodian bank those rights as may exist against the underlying issuer. Thus, in the event the underlying issuer fails to pay principal and/or interest when due, the Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if the Fund had purchased a direct obligation of the issuer. In addition, in the event that the trust or custodial account in which the underlying security has been deposited is determined to be an association taxable as a corporation, instead of a non-taxable entity, the yield on the underlying security would be reduced in recognition of any taxes paid.

  Although the municipal securities in which the Fund may invest will be insured as to timely payment of both principal and interest, municipal securities, like other debt obligations, are subject to the risk of non-payment. The ability of issuers of municipal securities to make timely payments of interest and principal may be adversely impacted in general economic downturns and as relative governmental cost burdens are allocated and reallocated among federal, state and local governmental units. Such non-payment would result in a reduction of income to the Fund, and could result in a reduction in the value of the municipal security experiencing non-payment and a potential decrease in the net asset value of the Fund. Issuers of municipal securities might seek protection under the bankruptcy laws. In the event of bankruptcy of such an issuer, the Fund could experience delays and limitations with respect to the collection of principal and interest on such municipal securities and the Fund may not, in all circumstances, be able to collect all principal and interest to which it is entitled. To enforce its rights in the event of a default in the payment of interest or repayment of principal, or both, the Fund may take possession of and manage the assets securing the issuer's obligations on such securities, which may increase the Fund's operating expenses and adversely affect the net asset value of the Fund. Any income derived from the Fund's ownership or operation of such assets may not be tax-exempt. In addition, the Fund's intention to qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"), may limit the extent to which the Fund may exercise its rights by taking possession of such assets, because as a regulated investment company the Fund is subject to certain limitations on its investments and on the nature of its income.

  INVESTMENT PRACTICES. If the Adviser deems it appropriate to seek to hedge the Fund's portfolio against market value changes, the Fund may buy or sell derivative instruments such as financial futures contracts and related options, such as municipal bond index futures contracts and the related put or call options contracts on such index futures. A tax exempt bond index fluctuates with changes in the market values of the tax exempt bonds included in the index. An index future is an agreement pursuant to which two parties agree to receive or deliver at settlement an amount of cash equal to a specified dollar amount multiplied by the difference between the value of the index at the close of the last trading day of the contract and the price at which the future was originally written. A financial future is an agreement between two parties to buy and sell a security for a set price on a future date. An index future has similar characteristics to a financial future except that settlement is made through delivery of cash rather than the underlying securities. An example is the Long-Term Municipal Bond futures contract traded on the Chicago Board of Trade. It is based on the Bond Buyer's Municipal Bond Index, which represents an adjusted average price of the forty most recent long-term municipal issues of $50 million or more ($75 million in the instance of housing issues) rated A or better by either Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Ratings Group ("S&P"), maturing in no less than nineteen years, having a first call in no less than seven nor more than sixteen years, and callable at par.

  The Fund may engage in "when issued" and "delayed delivery" transactions and utilize futures contracts and options thereon for hedging purposes. The Securities and Exchange Commission ("SEC") generally requires that when mutual funds, such as the Fund, effect transactions of the foregoing nature, such funds must either segregate cash or readily marketable portfolio securities with its custodian in an amount of its obligations under the foregoing transactions, or cover such obligations by maintaining positions in portfolio securities, futures contracts or options that would serve to satisfy or offset the risk of such obligations. When effecting transactions of the foregoing nature, the Fund will comply with such segregation or cover requirements.

STRATEGIC TRANSACTIONS.

  The Fund may, but is not required to, utilize various other investment strategies as described below to hedge various market risks (such as interest rates and broad or specific market movements) or to manage the effective maturity or duration of the Fund's fixed-income securities. Such strategies are generally accepted by modern portfolio managers and are regularly utilized by many mutual funds and other institutional investors. Techniques and instruments may change over time as new instruments and strategies are developed or regulatory changes occur.

  In the course of pursuing these investment strategies, the Fund may purchase and sell derivative instruments such as exchange-listed and over-the-counter put and call options on securities, fixed-income indices and other financial instruments, purchase and sell financial futures contracts and options thereon, enter into various interest rate transactions such as swaps, caps, floors or collars (collectively, all the above are called "Strategic Transactions"). Strategic Transactions may be used to attempt to protect against possible changes in the market value of securities held in or to be purchased for the Fund's portfolio resulting from securities markets fluctuations, to protect the Fund's unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of the Fund's portfolio, or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities.

  Any or all of these investment techniques may be used at any time and there is no particular strategy that dictates the use of one technique rather than another, as use of any Strategic Transaction is a function of numerous variables including market conditions. The ability of the Fund to utilize these Strategic Transactions successfully will depend on the Adviser's ability to predict pertinent market movements, which cannot be assured. The Fund will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments. Strategic Transactions involving financial futures and options thereon will be purchased, sold or entered into only for bona fide hedging, risk management or portfolio management purposes and not for speculative purposes.

  Strategic Transactions have risks associated with them including possible default by the other party to the transaction, illiquidity and, to the extent the Adviser's view as to certain market movements is incorrect, the risk that the use of such Strategic Transactions could result in losses greater than if they had not been used. Use of put and call options may result in losses to the Fund, force the sale or purchase of portfolio securities at inopportune times or for prices other than current market values, limit the amount of appreciation the Fund can realize on its investments or cause the Fund to hold a security it might otherwise sell. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of the Fund creates the possibility that losses on the hedging instrument may be greater than gains in the value of the Fund's position. In addition, futures and options markets may not be liquid in all circumstances and certain over-the-counter options may have no markets. As a result, in certain markets, the Fund might not be able to close out a transaction without incurring substantial losses, if at all. Although the use of futures and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in value of such position. Finally, the daily variation margin requirements for futures contracts would create a greater ongoing potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium. Losses resulting from the use of Strategic Transactions would reduce net asset value, and possibly income, and such losses can be greater than if the Strategic Transactions had not been utilized. Income earned or deemed to be earned, if any, by the Fund from its Strategic Transactions will generally be taxable income of the Fund. See "Tax Status" in the Prospectus.

  GENERAL CHARACTERISTICS OF OPTIONS.   Put options and call options typically
have similar structural characteristics and operational mechanics regardless of the underlying instrument on which they are purchased or sold. Thus, the following general discussion relates to each of the particular types of options discussed in greater detail below. In addition, many Strategic Transactions involving options require segregation of Fund assets in special accounts, as described below under "Use of Segregated and Other Special Accounts."

  A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the writer the obligation to buy, the underlying security, commodity, index, or other instrument at the exercise price. For instance, the Fund's purchase of a put option on a security might be designed to protect its holdings in the underlying instrument (or, in some cases, a similar instrument) against a substantial decline in the market value by giving the Fund the right to sell such instrument at the option exercise price. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller the obligation to sell, the underlying instrument at the exercise price. The Fund's purchase of a call option on a security, financial future, index, or other instrument might be intended to protect the Fund against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase such instrument. An American style put or call option may be exercised at any time during the option period while a European style put or call option may be exercised only upon expiration or during a fixed period prior thereto. The Fund is authorized to purchase and sell exchange listed options and over-the-counter options ("OTC options"). Exchange listed options are issued by a regulated intermediary such as the Options Clearing Corporation ("OCC"), which guarantees the performance of the obligations of the parties to such options. The discussion below uses the OCC as a paradigm, but is also applicable to other financial intermediaries.

  With certain exceptions, OCC issued and exchange listed options generally settle by physical delivery of the underlying security or currency, although in the future cash settlement may become available. Index options and Eurodollar instruments are cash settled for the net amount, if any, by which the option is "in-the-money" (i.e., where the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.

  The Fund's ability to close out its position as a purchaser or seller of an OCC or exchange listed put or call option is dependent, in part, upon the liquidity of the option market. Among the possible reasons for the absence of a liquid option market on an exchange are: (i) insufficient trading interest in certain options; (ii) restrictions on transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities including reaching daily price limits; (iv) interruption of the normal operations of the OCC or an exchange; (v) inadequacy of the facilities of an exchange or OCC to handle current trading volume; or (vi) a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the relevant market for that option on that exchange would cease to exist, although outstanding options on that exchange would generally continue to be exercisable in accordance with their terms.

  The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.

  OTC options are purchased from or sold to securities dealers, financial institutions or other parties ("Counterparties") through direct bilateral agreement with the Counterparty. In contrast to exchange listed options, which generally have standardized terms and performance mechanics, all the terms of an OTC option, including such terms as method of settlement, term, exercise price, premium, guarantees and security, are set by negotiation of the parties. The Fund will only sell OTC options that are subject to a buy-back provision permitting the Fund to require the Counterparty to sell the option back to the Fund at a formula price within seven days. The Fund expects generally to enter into OTC options that have cash settlement provisions, although it is not required to do so.

  Unless the parties provide for it, there is no central clearing or guaranty function in an OTC option. As a result, if the Counterparty fails to make or take delivery of the security, or other instrument underlying an OTC option it has entered into with the Fund or fails to make a cash settlement payment due in accordance with the terms of that option, the Fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Accordingly, the Adviser must assess the creditworthiness of each such Counterparty or any guarantor or credit enhancement of the Counterparty's credit to determine the likelihood that the terms of the OTC option will be satisfied. The Fund will engage in OTC option transactions only with United States government securities dealers recognized by the Federal Reserve Bank of New York as "primary dealers", or broker dealers, domestic or foreign banks or other financial institutions which have received (or the guarantors of the obligation of which have received) a short-term credit rating of "A-1" from S&P or "P-1" from Moody's or an equivalent rating from any other nationally recognized statistical rating organization ("NRSRO"). The staff of the SEC currently takes the position that, in general, OTC options on securities other than U.S. Government securities purchased by the Fund, and portfolio securities "covering" the amount of the Fund's obligation pursuant to an OTC option sold by it (the cost of the sell-back plus the in-the-money amount, if any) are illiquid, and are subject to the Fund's limitation on investing no more than 15% of its assets in illiquid securities.

  If the Fund sells a call option, the premium that it receives may serve as a partial hedge, to the extent of the option premium, against a decrease in the value of the underlying securities or instruments in its portfolio or will increase the Fund's income. The sale of put options can also provide income.

  The Fund may purchase and sell call options on securities, including U.S. Treasury and agency securities, municipal obligations, mortgage-backed securities and Eurodollar instruments that are traded on U.S. and foreign securities exchanges and in the over-the-counter markets. All calls sold by the Fund must be "covered" (i.e., the Fund must own the securities or futures contract subject to the call) or must meet the asset segregation requirements described below as long as the call is outstanding. Even though the Fund will receive the option premium to help protect it against loss, a call sold by the Fund exposes the Fund during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or instrument and may require the Fund to hold a security or instrument which it might otherwise have sold.

  The Fund may purchase and sell put options on securities including U.S. Treasury and agency securities, mortgage-backed securities, municipal obligations and Eurodollar instruments (whether or not it holds the above securities in its portfolio.) The Fund will not sell put options if, as a result, more than 50% of the Fund's assets would be required to be segregated to cover its potential obligations under such put options other than those with respect to futures and options thereon. In selling put options, there is a risk that the Fund may be required to buy the underlying security at a disadvantageous price above the market price.

  GENERAL CHARACTERISTICS OF FUTURES. The Fund may enter into financial futures contracts or purchase or sell put and call options on such futures as a hedge against anticipated interest rate or fixed-income market changes, for duration management and for risk management purposes. Futures are generally bought and sold on the commodities exchanges where they are listed with payment of initial and variation margin as described below. The purchase of a futures contract creates a firm obligation by the Fund, as purchaser, to take delivery from the seller the specific type of financial instrument called for in the contract at a specific future time for a specified price (or, with respect to index futures and Eurodollar instruments, the net cash amount). The sale of a futures contract creates a firm obligation by the Fund, as seller, to deliver to the buyer the specific type of financial instrument called for in the contract at a specific future time for a specified price (or, with respect to index futures and Eurodollar instruments, the net cash amount). Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right in return for the premium paid to assume a position in a futures contract and obligates the seller to deliver such option.

  The Fund's use of financial futures and options thereon will in all cases be consistent with applicable regulatory requirements and in particular the rules and regulations of the Commodity Futures Trading Commission and will be entered into only for bona fide hedging, risk management (including duration management) or other portfolio management purposes. Typically, maintaining a futures contract or selling an option thereon requires the Fund to deposit with a financial intermediary as security for its obligations an amount of cash or other specified assets (initial margin) which initially is typically 1% to 10% of the face amount of the contract (but may be higher in some circumstances). Additional cash or assets (variation margin) may be required to be deposited thereafter on a daily basis as the mark to market value of the contract fluctuates. The purchase of options on financial futures involves payment of a premium for the option without any further obligation on the part of the Fund. If the Fund exercises an option on a futures contract it will be obligated to post initial margin (and potential subsequent variation margin) for the resulting futures position just as it would for any position. Futures contracts and options thereon are generally settled by entering into an offsetting transaction but there can be no assurance that the position can be offset prior to settlement at an advantageous price nor that delivery will occur.

  The Fund will not enter into a futures contract or related option (except for closing transactions) if, immediately thereafter, the sum of the amount of its initial margin and premiums on open futures contracts and options thereon would exceed 5% of the Fund's total assets (taken at current value); however, in the case of an option that is in-the-money at the time of the purchase, the in-the-money amount may be excluded in calculating the 5% limitation. The segregation requirements with respect to futures contracts and options thereon are described below.

  OPTIONS ON SECURITIES INDICES AND OTHER FINANCIAL INDICES. The Fund also may purchase and sell call and put options on securities indices and other financial indices and in so doing can achieve many of the same objectives it would achieve through the sale or purchase of options on individual securities or other instruments. Options on securities indices and other financial indices are similar to options on a security or other instrument except that, rather than settling by physical delivery of the underlying instrument, they settle by cash settlement, i.e., an option on an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option (except if, in the case of an OTC option, physical delivery is specified). This amount of cash is equal to the excess of the closing price of the index over the exercise price of the option, which also may be multiplied by a formula value. The seller of the option is obligated, in return for the premium received, to make delivery of this amount. The gain or loss on an option on an index depends on price movements in the instruments making up the market, market segment, industry or other composite on which the underlying index is based, rather than price movements in individual securities, as is the case with respect to options on securities.

  COMBINED TRANSACTIONS. The Fund may enter into multiple transactions, including multiple options transactions, multiple futures transactions and multiple interest rate transactions and any combination of futures, options and interest rate transactions ("component" transactions), instead of a single Strategic Transaction, as part of a single or combined strategy when, in the opinion of the Adviser, it is in the best interests of the Fund to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions are normally entered into based on the Adviser's judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the portfolio management objective.

  SWAPS, CAPS, FLOORS AND COLLARS. Among the Strategic Transactions into which the Fund may enter are interest rate and index swaps and the purchase or sale of related caps, floors and collars. The Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. The Fund intends to use these transactions as hedges and not as speculative investments and will not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream the Fund may be obligated to pay. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. An index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

  The Fund will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as these swaps, caps, floors and collars are entered into for good faith hedging purposes, the Adviser and the Fund believe such obligations do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to its borrowing restrictions. The Fund will not enter into any swap, cap, floor or collar transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the Counterparty, combined with any credit enhancements, is rated at least "A" by S&P or Moody's or has an equivalent equity rating from an NRSRO or is determined to be of equivalent credit quality by the Adviser. If there is a default by the Counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.


  USE OF SEGREGATED AND OTHER SPECIAL ACCOUNTS. Many Strategic Transactions, in addition to other requirements, require that the Fund segregate liquid high-grade assets with its custodian to the extent Fund obligations are not otherwise "covered" through ownership of the underlying security, financial instrument or currency. In general, either the full amount of any obligation by the Fund to pay or deliver securities or assets must be covered at all times by the securities, instruments or currency required to be delivered, or, subject to any regulatory restrictions, an amount of cash or liquid securities at least equal to the current amount of the obligation must be segregated with the custodian. The segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. For example, a call option written by the Fund will require the Fund to hold the securities subject to the call (or securities convertible into the needed securities without additional consideration) or to segregate liquid securities sufficient to purchase and deliver the securities if the call is exercised. A call option sold by the Fund on an index will require the Fund to own portfolio securities which correlate with the index or to segregate liquid securities equal to the excess of the index value over the exercise price on a current basis. A put option written by the Fund requires the Fund to segregate liquid securities equal to the exercise price.


  OTC options entered into by the Fund, including those on securities, financial instruments or indices and OCC issued and exchange listed index options, will generally provide for cash settlement. As a result, when the Fund sells these instruments it will only segregate an amount of assets equal to its accrued net obligations, as there is no requirement for payment or delivery of amounts in excess of the net amount. These amounts will equal 100% of the exercise price in the case of a non cash-settled put, the same as an OCC guaranteed listed option sold by the Fund, or the in-the-money amount plus any sell-back formula amount in the case of a cash-settled put or call. In addition, when the Fund sells a call option on an index at a time when the in-the-money amount exceeds the exercise price, the Fund will segregate, until the option expires or is closed out, cash or cash equivalents equal in value to such excess. OCC issued and exchange listed options sold by the Fund other than those above generally settle with physical delivery, and the Fund will segregate an amount of assets equal to the full value of the option. OTC options settling with physical delivery, or with an election of either physical delivery or cash settlement, will be treated the same as other options settling with physical delivery.

  In the case of a futures contract or an option thereon, the Fund must deposit initial margin and possible daily variation margin in addition to segregating assets sufficient to meet its obligation to purchase or provide securities or currencies, or to pay the amount owed at the expiration of an index- based futures contract. Such assets may consist of cash, cash equivalents, liquid debt or equity securities or other acceptable assets.


  With respect to swaps, the Fund will accrue the net amount of the excess, if any, of its obligations over its entitlements with respect to each swap on a daily basis and will segregate an amount of cash or liquid securities having a value equal to the accrued excess. Caps, floors and collars require segregation of assets with a value equal to the Fund's net obligation, if any.


  Strategic Transactions may be covered by other means when consistent with applicable regulatory policies. The Fund may also enter into offsetting transactions so that its combined position, coupled with any segregated assets, equals its net outstanding obligation in related options and Strategic Transactions. For example, the Fund could purchase a put option if the strike price of that option is the same or higher than the strike price of a put option sold by the Fund. Moreover, instead of segregating assets if the Fund held a futures or forward contract, it could purchase a put option on the same futures or forward contract with a strike price as high or higher than the price of the contract held. Other Strategic Transactions may also be offset in combinations. If the offsetting transaction terminates at the time of or after the primary transaction no segregation is required, but if it terminates prior to such time, assets equal to any remaining obligation would need to be segregated.

  The Fund's activities involving Strategic Transactions may be limited by the requirements of Subchapter M of the Code for qualification as a regulated investment company. See "Tax Status" in the Prospectus.

  Illiquid Securities. The Fund may invest up to 15% of its total assets in illiquid securities, securities the disposition of which is subject to substantial legal or contractual restrictions on resale and securities that are not readily marketable. The sale of restricted and illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Restricted securities salable among qualified institutional buyers without restriction pursuant to Rule 144A under the Securities Act of 1933 that are determined to be liquid by the Adviser under guidelines adopted by the Board of Trustees of the Trust (under which guidelines the Adviser will consider factors such as trading activities and the availability of price quotations), will not be treated as restricted securities by the Fund pursuant to such rules. The Fund may, from time to time, adopt a more restrictive limitation with respect to investment in illiquid and restricted securities in order to comply with the most restrictive state securities law, currently 10%. This policy does not include restricted securities eligible for resale pursuant to Rule 144A under the Securities Act of

1933, as amended, which the Board of Trustees or the Fund's investment adviser has determined under Board-approved guidelines to be liquid.

  INSURANCE. As described in the Prospectus, the Fund will generally invest only in municipal securities which are either pre-insured under a policy obtained for such securities prior to the purchase of such securities or will be insured under policies obtained by the Fund to cover otherwise uninsured securities.

  Original Issue Insurance. Original Issue Insurance is purchased with respect to a particular issue of municipal securities by the issuer thereof or a third party in conjunction with the original issuance of such municipal securities. Under such insurance, the insurer unconditionally guarantees to the holder of the insured municipal security the timely payment of principal and interest on such obligation when and as such payments shall become due but shall not be paid by the issuer, except that in the event of any acceleration of the due date of the principal by reason of mandatory or optional redemption (other than acceleration by reason of a mandatory sinking fund payment), default or otherwise, the payments insured may be made in such amounts and at such times as payments of principal would have been due had there not been such acceleration. The insurer is responsible for such payments less any amounts received by the holder from any trustee for the municipal security issuers or from any other source. Original Issue Insurance generally does not insure payment on an accelerated basis, the payment of any redemption premium (except with respect to certain premium payments in the case of certain small issue industrial development and pollution control municipal securities), the value of the Shares of the Fund or the market value of municipal securities, or payments of any under purchase price upon the tender of the municipal securities. Original Issue Insurance does not insure against nonpayment of principal of or interest on municipal securities resulting from the insolvency, negligence or any other act or omission of the trustee or other paying agent for such obligations.

  In the event that interest on or principal of a municipal security covered by insurance is due for payment but is unpaid by reason of nonpayment by the issuer thereof, the applicable insurer will make payments to its fiscal agent (the "Fiscal Agent") equal to such unpaid amounts of principal and interest not later than one business day after the insurer has been notified that such nonpayment has occurred (but not earlier than the date such payment is due). The Fiscal Agent will disburse to the Fund the amount of principal and interest which is then due for payment but is unpaid upon receipt by the Fiscal Agent of (i) evidence of the Fund's right to receive payment of such principal and interest and (ii) evidence, including any appropriate instruments of assignment, that all of the rights of payment of such principal or interest then due for payment shall thereupon vest in the insurer. Upon payment by the insurer of any principal or interest payments with respect to any municipal securities, the insurer shall succeed to the rights of the Fund with respect to such payment.

  Original Issue Insurance remains in effect as long as the municipal securities covered thereby remain outstanding and the insurer remains in business, regardless of whether the Fund ultimately disposes of such municipal securities. Consequently, Original Issue Insurance may be considered to represent an element of market value with respect to the municipal securities so insured, but the exact effect, if any, of this insurance on such market value cannot be estimated.

  Secondary Market Insurance. Subsequent to the time of original issuance of a municipal security, the Fund or a third party may, upon the payment of a single premium, purchase insurance on such municipal security. Secondary Market Insurance generally provides the same type of coverage as is provided by Original Issue Insurance and, as is the case with Original Issue Insurance, Secondary Market Insurance remains in effect as long as the municipal securities covered thereby remain outstanding and the insurer remains in business, regardless of whether the Fund ultimately disposes of such municipal securities. All premiums respecting municipal securities covered by Original Issue Insurance or Secondary Market Insurance are paid in advance by the issuer or other party obtaining the insurance.

  One of the purposes of acquiring Secondary Market Insurance with respect to a particular municipal security would be to enable the Fund to enhance the value of such municipal security. The Fund, for example, might seek to purchase a particular municipal security and obtain Secondary Market Insurance with respect thereto if, in the opinion of the Adviser, the market value of such municipal security, as insured, would exceed the current value of the municipal security without insurance plus the cost of the Secondary Market Insurance. Similarly, if the Fund owns but wishes to sell a municipal security that is then covered by Portfolio Insurance, the Fund might seek to obtain Secondary Market Insurance with respect thereto if, in the opinion of the Adviser, the net proceeds of a sale by the Fund of such obligation, as insured, would exceed the current value of such obligation plus the cost of the Secondary Market Insurance.

  Portfolio Insurance. The portfolio insurance policies obtained by the Fund would insure the payment of principal and interest on specified eligible municipal securities purchased by the Fund. Except as described below, Portfolio Insurance generally provides the same type of coverage as is provided by Original Issue Insurance or Secondary Market Insurance. Municipal securities insured under one Portfolio Insurance policy generally would not be insured under any other policy purchased by the Fund. A municipal security is eligible for coverage under a policy if it meets certain requirements of the insurer. Portfolio Insurance is intended to reduce financial risk, but the cost thereof, and compliance with investment restrictions imposed under the policy will reduce the yield to shareholders of the Fund. If a municipal security already is covered by Original Issue Insurance or Secondary Market Insurance, the Fund is not required to additionally insure any such municipal security under any policy of Portfolio Insurance that the Fund may purchase.

  Portfolio Insurance policies are effective only as to municipal securities owned and held by the Fund, and do not cover municipal securities for which the contract for purchase fails. A "when-issued" municipal security will be covered under a Portfolio Insurance policy upon the settlement date of the issue of such "when-issued" municipal security.

  In determining whether to insure municipal securities held by the Fund, an insurer will apply its own standards, which correspond generally to the standards it has established for determining the insurability of new issues of municipal securities. See "Original Issue Insurance" above.

  Each Portfolio Insurance policy will be non-cancellable and will remain in effect so long as the Fund is in existence, the municipal securities covered by the policy continue to be held by the Fund, and the Fund pays the premiums for the policy. Each insurer generally will reserve the right at any time upon 90 days written notice to the Fund to refuse to insure any additional securities purchased by the Fund after the effective date of such notice. The Board of Trustees of the Fund generally will reserve the right to terminate each policy upon seven days written notice to an insurer if it determines that the cost of such policy is not reasonable in relation to the value of the insurance to the Fund.

  Each Portfolio Insurance policy shall terminate as to any municipal security that has been redeemed from or sold by the Fund on the date of such redemption or the settlement date of such sale, and an insurer shall not have any liability thereafter under a policy as to any such municipal security, except that if the date of such redemption or the settlement date of such sale occurs after a record date and before the related payment date with respect to any such municipal security, the policy will terminate as to such municipal security on the business day immediately following such payment date. Each policy will terminate as to all municipal securities covered thereby on the date on which the last of the covered municipal securities mature, are redeemed or are sold by the Fund.

  One or more policies of Portfolio Insurance may provide the Fund, pursuant to an irrevocable commitment of the insurer, with the option to exercise the right to obtain permanent insurance ("Permanent Insurance") with respect to a municipal security that is to be sold by the Fund. The Fund would exercise the right to obtain Permanent Insurance upon payment of a single, predetermined insurance premium payable from the proceeds of the sale of such municipal security. It is expected that the Fund will exercise the right to obtain Permanent Insurance for a municipal security only if, in the opinion of the Adviser, upon such exercise the net proceeds from the sale by the Fund of such obligation, as insured, would exceed the proceeds from the sale of such obligation without insurance. The Permanent Insurance premium with respect to each such obligation is determined based upon the insurability of each such obligation of the date of purchase by the Fund and will not be increased or decreased for any change in the creditworthiness of such obligation unless such obligation is in default as to payment of principal or interest, or both. In such event, the Permanent Insurance premium shall be subject to an increase predetermined at the date of purchase by the Fund.

  Because such Portfolio Insurance policy will terminate as to municipal securities sold by the Fund on the date of sale, in which event the insurer will be liable only for those payments of principal and interest that are then due and owing (unless Permanent Insurance is obtained by the Fund), the provision for this insurance will not enhance the marketability of securities held by the Fund, whether or not the securities are in default or in significant risk of default. On the other hand, since Original Issue Insurance and Secondary Market Insurance will remain in effect as long as municipal securities covered thereby are outstanding, such insurance may enhance the marketability of such securities even when such securities are in default or in significant risk of default, but the exact effect, if any, on the marketability cannot be estimated. Accordingly, the Fund may determine to retain or, alternatively, to sell municipal securities by Original Issue Insurance or Secondary Market Insurance that are in default or in significant risk of default.

  It is anticipated that certain of the municipal securities to be purchased by the Fund will be insured under policies obtained by persons other than the Fund. In instances in which the Fund purchases municipal securities insured under policies obtained by persons other than the Fund, the Fund does not pay the premiums for such policies; rather the cost of such policies may be reflected in a higher purchase price for such municipal securities. Accordingly, the yield on such municipal securities may be lower than that on similar uninsured municipal securities. Premiums for a Portfolio Insurance Policy generally are paid by the Fund monthly, and are adjusted for purchases and sales of municipal securities covered by the policy during the month. The yield on the Fund's portfolio is reduced to the extent of the insurance premiums paid by the Fund which, in turn, will depend upon the characteristics of the covered municipal securities held by the Fund. In the event the Fund were to purchase Secondary Market Insurance with respect to any municipal securities then covered by a Portfolio Insurance policy, the coverage and the obligation of the Fund to pay monthly premiums under such policy would cease with such purchase.

  There can be no assurance that insurance of the kind described above will continue to be available to the Fund. In the event that such insurance is no longer available or that the cost of such insurance outweighs the benefits to the Fund in the view of the Board of Trustees, the Board will consider whether to modify the investment policies of the Fund, which may require the approval of shareholders. In the event the claims-paying ability rating of an insurer of municipal securities in the Fund's portfolio were to be lowered from AAA by S&P, or if the Adviser anticipates such a lowering or otherwise does not believe an insurer's claims-paying ability merits its existing triple-A rating, the Fund could seek to obtain additional insurance from an insurer whose claims-paying ability is rated AAA by S&P or, if the Adviser determines that the cost of obtaining such additional insurance outweigh the benefits, the Fund may elect not to obtain additional insurance. In making such determination, the Adviser will consider the cost of the additional insurance, the new claims-paying ability rating and financial condition of the existing insurer and the creditworthiness of the issuer and/or guarantor of the underlying municipal securities. The Adviser also may determine not to purchase additional insurance in such circumstances if it believes that the insurer is taking steps which will cause its triple-A claims-paying ability rating to be restored promptly.

  Although the Adviser periodically reviews the financial condition of each insurer, there can be no assurance that the insurers will be able to honor their obligations under all circumstances. In that regard, it should be noted that the claims-paying abilities and debt ratings of several large insurers (at least one of which insured municipal securities) recently have been lowered by one or more of the nationally recognized securities rating agencies and that many insurers currently are experiencing adverse results in their investment portfolios. In addition, certain insurers' operations recently have been assumed by their state regulatory agencies. The Fund cannot predict the consequences of a state takeover of an insurer's obligations and, in particular, whether such an insurer (or its state regulatory agency) could or would honor all of the insurer's contractual obligations including any outstanding insurance contracts insuring the timely payment of principal and interest on municipal securities. The Fund cannot predict the impact which such events might have on the market values of such municipal security. In the event of a default by an insurer on its obligations with respect to any municipal securities in the Fund's portfolio, the Fund would look to the issuer and/or guarantor of the relevant municipal securities for payments of principal and interest and such issuer and/or guarantor may not be rated AAA by S&P. Accordingly, the Fund could be exposed to greater risk of non-payment in such circumstances which could adversely affect the Fund's net asset value and the market price per Share. Alternatively, the Fund could elect to dispose of such municipal securities; however, the market prices for such municipal securities may be lower than the Fund's purchase price for them and the Fund could sustain a capital loss as a result.

  Although the insurance on municipal securities reduces financial or credit risk in respect of the insured obligations (i.e., the possibility that owners of the insured municipal securities will not receive timely scheduled payments of principal or interest), insured municipal securities remain subject to market risk (i.e., fluctuations in market value as a result of changes in prevailing interest rates). Accordingly, insurance on municipal securities does not insure the market value of the Fund's assets or the net asset value or the market price for the Shares.

  AMBAC Indemnity Corporation. AMBAC Indemnity is a Wisconsin-domiciled stock insurance corporation regulated by the Insurance Department of the State of Wisconsin and licensed to do business in 50 states and the District of Columbia. On December 31, 1991, AMBAC Indemnity had admitted assets of approximately $1,431,000,000, total liabilities of approximately $684,400,000 and statutory capital of approximately $830,000,000. Statutory capital consists of AMBAC Indemnity's policyholders' surplus and statutory contingency reserve. AMBAC Indemnity was formerly a wholly-owned subsidiary of Citicorp Financial Guaranty Holdings, Inc. ("Holdings") (formerly known as AMBAC Inc.), a financial holding company and itself a wholly-owned subsidiary of Citibank, N.A. ("Citibank"). According to Best Insurance Report (1991 edition), AMBAC Indemnity's aggregate exposure under all Class I (municipal bond insurance) financial guaranty bonds, the only class set forth therein, in force as of December 31, 1990 was $86,200,000,000.

  On May 1, 1991, AMBAC Inc. ("AMBAC Inc."), a financial holding company formed by Holdings, registered for sale with the Securities and Exchange Commission 17,600,000 shares of its common stock. The registration statement with respect to such sale was declared effective on July 11, 1991. As a result of the sale, Citibank, through its affiliate Holdings, owns approximately 49% of the total equity of AMBAC Inc., with a right to cast 20% of the total number of votes of all shares of outstanding common stock of AMBAC Inc. until such time as Citibank, including its affiliates, reduces its equity ownership to less than 25% of AMBAC Inc. (at which time the shares owned by it become non-voting). As of the date of the consummation of the sale of common stock, AMBAC Indemnity became a direct wholly owned subsidiary of AMBAC Inc. The Wisconsin Insurance Department has stated that the sale of common stock described herein does not require its prior approval. Both Moody's and S&P have reaffirmed that the sale of the common stock of AMBAC Inc. does not affect AMBAC Indemnity's triple-A claims-paying ability ratings.

  AMBAC Indemnity has entered into pro rata reinsurance agreements under which a percentage of the insurance underwritten pursuant to certain municipal bond insurance programs of AMBAC Indemnity has been and will be assumed by a number of foreign and domestic unaffiliated reinsurers.

  Copies of AMBAC Indemnity's financial statements prepared in accordance with statutory accounting standards are available from AMBAC Indemnity. The address of AMBAC Indemnity's administrative offices and its telephone number are One State Street Plaza, 17th Floor, New York, New York 10004 and (212) 668-0340.

                  DESCRIPTION OF MUNICIPAL SECURITIES RATINGS

  STANDARD & POOR'S RATINGS GROUP--A brief description of the applicable Standard & Poor's Ratings Group (S&P) rating symbols and their meanings (as published by S&P) follows:

     1.  DEBT


          A S&P corporate or municipal debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.


          The debt rating is not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

          The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.

        The ratings are based, in varying degrees, on the following considerations:

        1. Likelihood of default--capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation;

        2. Nature of and provisions of the obligation;

        3. Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

    AAA         Debt rated 'AAA' has the highest rating assigned by S&P.
                Capacity to pay interest and repay principal is extremely strong.

    AA Debt rated 'AA' has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

    A Debt rated 'A' has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

    BBB Debt rated 'BBB' is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

    BB          Debt rated 'BB', 'B', 'CCC', 'CC' and 'C' is regarded, on
    B           balance, as predominantly speculative with respect to
    CCC         capacity to pay interest and repay principal. 'BB' indicates
    CC          the least degree of speculation and 'C' the highest. While
    C           such debt will likely have some quality and protective
                characteristics, these are outweighed by large uncertainties or large exposures to adverse conditions.

    BB Debt rated 'BB' has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The 'BB' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'BBB-' rating.

    B Debt rated 'B' has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The 'B' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'BB' or 'BB-' rating.

    CCC Debt rated 'CCC' has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The 'CCC' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'B' or 'B-' rating.

    CC The rating 'CC' typically is applied to debt subordinated to senior debt that is assigned an actual or implied 'CCC' rating.

    C The rating 'C' typically is applied to debt subordinated to senior debt which is assigned an actual or implied 'CCC-' debt rating. The 'C' rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

    CI The rating 'CI' is reserved for income bonds on which no interest is being paid.

    D Debt rated 'D' is in payment default. The 'D' rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

                PLUS (+) or MINUS (-): The ratings from 'AA' to 'CCC' may be modified by the addition of a plus or minus sign to show relative standing within the major categories.

    C The letter "c" indicates that the holder's option to tender the security for purchase may be canceled under certain prestated conditions enumerated in the tender option documents.

    I The letter "i" indicates the rating is implied. Such ratings are assigned only on request to entities that do not have specific debt issues to be rated. In addition, implied ratings are assigned to governments that have not requested explicit ratings for specific debt issues. Implied ratings on governments represent the sovereign ceiling or upper limit for ratings on specific debt issues of entities domiciled in the country.

    L The letter "L" indicates that the rating pertains to the principal amount of those bonds to the extent that the underlying deposit collateral is federally insured and interest is adequately collateralized. In the case of certificates of deposit, the letter "L" indicates that the deposit, combined with other deposits being held in the same right and capacity, will be honored for principal and accrued pre-default interest up to the federal insurance limits within 30 days after closing of the insured institution or, in the event that the deposit is assumed by a successor insured institution, upon maturity.

    P The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgement with respect to such likelihood and risk.

                * Continuance of the rating is contingent upon S&P's receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows.

    NR Indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

          DEBT OBLIGATIONS OF ISSUERS OUTSIDE THE UNITED STATES AND ITS TERRITORIES are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

          BOND INVESTMENT QUALITY STANDARDS--Under present commercial bank regulations issued by the Comptroller of the Currency, bonds rated in the top four categories ("AAA", "AA", "A", "BBB", commonly known as "investment grade" ratings) are generally regarded as eligible for bank investment. In addition, the laws of various states governing legal investments impose certain rating or other standards for obligations eligible for investment by savings banks, trust companies, insurance companies, and fiduciaries generally.

     2.  MUNICIPAL NOTES


          A S&P note rating reflects the liquidity concerns and market access risks unique to notes. Notes maturing in 3 years or less will likely receive a note rating. Notes maturing beyond 3 years will most likely receive a long-term debt rating.


          The following criteria will be used in making that assessment.

          -- Amortization schedule (the larger the final maturity relative to other maturities, the more likely the issue is to be treated as a note).

          -- Source of payment (the more the issue depends on the market for its refinancing, the more likely it is to be treated as a note).

        Note rating symbols are as follows:

    SP-1 Strong capacity to pay principal and interest. Issues determined to possess very strong characteristics are a plus
                (+) designation.

    SP-2 Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

    SP-3        Speculative capacity to pay principal and interest.

     3.  COMMERCIAL PAPER


          A S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.


          Ratings are graded into several categories, ranging from 'A-1' for the highest-quality obligations to 'D' for the lowest. These categories are as follows:

    A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation.

    A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated 'A-1'.

    A-3 Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

    B Issues rated 'B' are regarded as having only speculative capacity for timely payment.

    C This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

    D Debt rated 'D' is in payment default. The 'D' rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

    A commercial paper rating is not a recommendation to purchase, sell a security. The ratings are based on current information furnished to S&P by the issuer or obtained by S&P from other sources it considers reliable. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of, such information.

     4.  TAX-EXEMPT DUAL RATINGS


          S&P assigns "dual" ratings to all debt issues that have a put option or demand feature as part of their structure.


          The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols for the put option (for example, 'AAA/A-1+'). With short-term demand debt, S&P's note rating symbols are used with the commercial paper symbols (for example, 'SP-1+/A-1+').

  MOODY'S INVESTORS SERVICE--A brief description of the applicable Moody's Investors Service ("Moody's") rating symbols and their meanings (as published by Moody's) follows:

     1.  LONG-TERM MUNICIPAL BONDS

    AAA Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

    AA Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

    A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

    BAA Bonds which are rated Baa are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

    BA Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured.
                Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

    B Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

    CAA Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

    CA Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

    C Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

    CON (..) Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally and designated with the prefix "Con" followed by the rating in parentheses. These are bonds secured by:
                (a) earnings of projects under construction, (b) earnings of projects unseasoned in operation experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches the parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

    (P) (..) When applied to forward delivery bonds, indicates that the rating is provisional pending the delivery of the bonds. The rating may be revised prior to delivery if changes occur in the legal documents or the underlying credit quality of the bonds.

    NOTE: Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from AA to B. The modifier 1 indicates that the company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the company ranks in the lower end of its generic rating category.



     2.  SHORT-TERM EXEMPT NOTES

          Moody's ratings for state and municipal short-term obligations will be designated Moody's Investment Grade or (MIG). Such ratings recognize the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower and short-term cyclical elements are critical in short-term ratings, while other factors of major importance in bond risk, long-term secular trends for example, may be less important over the short run. A short-term rating may also be assigned on an issue having a demand feature-variable rate demand obligation. Such ratings will be designated as VMIG, SG or, if the demand feature is not rated, as NR.

          Moody's short-term ratings are designated Moody's Investment Grade as MIG 1 or VMIG 1 through MIG 4 or VMIG 4. As the name implies, when Moody's assigns a MIG or VMIG rating, all categories define an investment grade situation.

          MIG 1/VMIG 1. This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

          MIG 2/VMIG 2. This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

          MIG 3/VMIG 3. This designation denotes favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

          MIG 4/VMIG 4. This designation denotes adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

          SG. This designation denotes speculative quality. Debt instruments in this category lack margins of protection.

     3.  TAX-EXEMPT COMMERCIAL PAPER


          Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody's makes no representation that such obligations are exempt from registration under the Securities Act of 1933, nor does it represent that any specific note is a valid obligation of a rated issuer or issued in conformity with any applicable law.

          Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:


       Issuers rated Prime-1 (for related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:



         - Leading market positions in well established industries.



         - High rates of return on funds employed.



         - Conservative capitalization structures with moderate reliance on debt and ample asset protection.



         - Broad margins in earning coverage of fixed financial charges and high internal cash generation.



         - Well established access to a range of financial markets and assured sources of alternate liquidity.



       Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.



       Issuers rated Prime-3 (or related supporting institutions) have an acceptable capacity for repayment of short-term promissory obligations. The effects of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.



       Issuers rated Not Prime do not fall within any of the Prime rating categories.



                             TRUSTEES AND OFFICERS



  The tables below list the trustees and officers of the Trust (of which the Fund is a separate series) and other executive officers of the Fund's investment adviser and their principal occupations for the last five years and their affiliations, if any, with VK/AC Holding, Inc. ("VKAC Holding"), Van Kampen American Capital, Inc. ("Van Kampen American Capital" or "VKAC"), Van Kampen American Capital Investment Advisory Corp. ("Advisory Corp."), Van Kampen American Capital Asset Management, Inc. ("Asset Management"), Van Kampen American Capital Distributors, Inc., the distributor of the Fund's shares (the "Distributor") and ACCESS Investors Services Inc., the Fund's transfer agent ("ACCESS"). Advisory Corp. and Asset Management sometimes are referred to herein collectively as the "Advisers". For purposes hereof, the term "Fund Complex" includes each of the open-end investment companies advised by the Advisory Corp. and each of the open-end investment companies advised by the Asset Management (excluding the American Capital Exchange Fund and the Common Sense Trust).



                                    TRUSTEES



                                                            PRINCIPAL OCCUPATIONS OR
          NAME, ADDRESS AND AGE                            EMPLOYMENT IN PAST 5 YEARS
          ---------------------                            --------------------------
J. Miles Branagan.........................  Private investor. Co-founder, and prior to August 1996,
1632 Morning Mountain Road                  Chairman, Chief Executive Officer and President, MDT
Raleigh, NC 27614                           Corporation (now known as Getinge/Castle, Inc., a
Date of Birth: 07/14/32                     subsidiary of Getinge Industrier AB), a company which
                                            develops, manufactures, markets and services medical and
                                            scientific equipment. Trustee of each of the funds in the
                                            Fund Complex.

                                                            PRINCIPAL OCCUPATIONS OR
          NAME, ADDRESS AND AGE                            EMPLOYMENT IN PAST 5 YEARS
          ---------------------                            --------------------------

Linda Hutton Heagy........................  Partner, Ray & Berndtson, Inc. An executive recruiting
Sears Tower                                 and management consulting firm. Formerly, Executive Vice
233 South Wacker Drive                      President of ABN AMRO, N.A., a Dutch bank holding
Suite 4020                                  company. Prior to 1992, Executive Vice President of La
Chicago, IL 60606                           Salle National Bank. Trustee of each of the funds in the
Date of Birth: 06/03/48                     Fund Complex.

R. Craig Kennedy..........................  President and Director, German Marshall Fund of the
11 DuPont Circle, N.W.                      United States. Formerly, advisor to the Dennis Trading
Washington, D.C. 20036                      Group Inc. Prior to 1992, President and Chief Executive
Date of Birth: 02/29/52                     Officer, Director and Member of the Investment Committee
                                            of the Joyce Foundation, a private foundation. Trustee of
                                            each of the funds in the Fund Complex.

Dennis J. McDonnell*......................  President and a Director of VKAC. President, Chief
One Parkview Plaza                          Operating Officer and a Director of the Advisers.
Oakbrook Terrace, IL 60181                  Director or officer of certain other subsidiaries of
Date of Birth: 05/20/42                     VKAC. Prior to November 1996, Executive Vice President
                                            and a Director of VKAC Holding. President and Trustee of
                                            each of the funds in the Fund Complex. President,
                                            Chairman of the Board and Trustee of other investment
                                            companies advised by the Advisers or their affiliates.

Jack E. Nelson............................  President, Nelson Investment Planning Services, Inc., a
423 Country Club Drive                      financial planning company and registered investment
Winter Park, FL 32789                       adviser. President, Nelson Ivest Brokerage Services Inc.,
Date of Birth: 02/13/36                     a member of the National Association of Securities
                                            Dealers, Inc. ("NASD") and Securities Investors
                                            Protection Corp. ("SIPC"). Trustee of each of the funds
                                            in the Fund Complex.

Jerome L. Robinson........................  President, Robinson Technical Products Corporation, a
115 River Road                              manufacturer and processor of welding alloys, supplies
Edgewater, NJ 07020                         and equipment. Director, Pacesetter Software, a software
Date of Birth: 10/10/22                     programming company specializing in white collar
                                            productivity. Director, Panasia Bank. Trustee of each of
                                            the funds in the Fund Complex.

Phillip B. Rooney.........................  Private investor. Director, Illinois Tool Works, Inc., a
348 East Third Street                       manufacturing company; Director, The Servicemaster
Hinsdale, IL 60521                          Company, a business and consumer services company;
Date of Birth: 07/08/44                     Director, Urban Shopping Centers Inc., a retail mall
                                            management company; Director, Stone Container Corp., a
                                            paper manufacturing company. Trustee, University of Notre
                                            Dame. Formerly, President and Chief Executive Officer,
                                            WMX Technologies Inc., an environmental services company,
                                            and prior to that President and Chief Operating Officer,
                                            WMX Technologies Inc. Trustee of each of the funds in the
                                            Fund Complex.

Fernando Sisto............................  Professor Emeritus and, prior to 1995, Dean of the
155 Hickory Lane                            Graduate School, Stevens Institute of Technology.
Closter, NJ 07624                           Director, Dynalysis of Princeton, a firm engaged in
Date of Birth: 08/02/24                     engineering research. Trustee of each of the funds in the
                                            Fund Complex.

                                                            PRINCIPAL OCCUPATIONS OR
          NAME, ADDRESS AND AGE                            EMPLOYMENT IN PAST 5 YEARS
          ---------------------                            --------------------------

Wayne W. Whalen*..........................  Partner in the law firm of Skadden, Arps, Slate, Meagher
333 West Wacker Drive                       & Flom (Illinois), legal counsel to the funds in the Fund
Chicago, IL 60606                           Complex, open-end funds advised by Van Kampen American
Date of Birth: 08/22/39                     Capital Management, Inc. and closed-end funds advised by
                                            Advisory Corp. Trustee of each of the funds in the Fund
                                            Complex, open-end funds advised by Van Kampen Capital
                                            Management, Inc. and closed-end funds advised by Advisory
                                            Corp.


---------------

* Such trustees are "interested persons" (within the meaning of Section 2(a)(19) of the 1940 Act). Mr. McDonnell is an interested person of the Advisers and the Fund by reason of his positions with VKAC and its affiliates. Mr. Whalen is an interested person of the Fund by reason of his firm currently acting as legal counsel to the Fund and is an interested person of Asset Management with respect to certain funds advised by Asset Management by reason of his firm in the past acting as legal counsel to Asset Management.



                                    OFFICERS



  Messrs. Hegel, Nyberg, Wood, Sullivan, Dalmaso, Martin, Wetherell and Hill are located at One Parkview Plaza, Oakbrook Terrace, IL 60181. The Fund's other officers are located at 2800 Post Oak Blvd., Houston, TX 77056.



                                     POSITIONS AND                     PRINCIPAL OCCUPATIONS
        NAME AND AGE               OFFICES WITH FUND                    DURING PAST 5 YEARS
        ------------               -----------------                   ---------------------
Peter W. Hegel..............  Vice President                Executive Vice President of the Advisers.
  Date of Birth: 06/25/56                                   Director of Asset Management. Officer of
                                                            certain other subsidiaries of VKAC. Vice
                                                            President of each of the funds in the Fund
                                                            Complex and certain other investment
                                                            companies advised by the Advisers or their
                                                            affiliates.

Curtis W. Morell............  Vice President and Chief      Senior Vice President of the Advisers, Vice
  Date of Birth: 08/04/46     Accounting Officer            President and Chief Accounting Officer of
                                                            each of the funds in the Fund Complex and
                                                            certain other investment companies advised
                                                            by the Advisers or their affiliates.

Ronald A. Nyberg............  Vice President and Secretary  Executive Vice President, General Counsel
  Date of Birth: 07/29/53                                   and Secretary of VKAC. Executive Vice
                                                            President, General Counsel, Assistant
                                                            Secretary and a Director of the Advisers
                                                            and the Distributor. Executive Vice
                                                            President, General Counsel and Assistant
                                                            Secretary of ACCESS. Director or officer of
                                                            certain other subsidiaries of VKAC.
                                                            Director of ICI Mutual Insurance Co., a
                                                            provider of insurance to members of the
                                                            Investment Company Institute. Prior to
                                                            November 1996, Executive Vice President,
                                                            General Counsel and Secretary of VKAC
                                                            Holding. Vice President and Secretary of
                                                            each of the funds in the Fund Complex and
                                                            certain other investment companies advised
                                                            by the Advisers or their affiliates.

                                     POSITIONS AND                     PRINCIPAL OCCUPATIONS
        NAME AND AGE               OFFICES WITH FUND                    DURING PAST 5 YEARS
        ------------               -----------------                   ---------------------
Don G. Powell                                               Chairman, President, Chief Executive
2800 Post Oak Blvd.                                         Officer and a Director of VKAC. Chairman,
Houston, TX 77056                                           Chief Executive Officer and a Director of
  Date of Birth: 10/19/39                                   the Advisers and the Distributor. Chairman
                                                            and a Director of ACCESS. Director or
                                                            officer of certain other subsidiaries of
                                                            VKAC. Chairman of the Board of Governors
                                                            and the Executive Committee of the
                                                            Investment Company Institute. Prior to
                                                            November, 1996, President, Chief Executive
                                                            Officer and a Director of VKAC Holding.
                                                            President, Chief Executive Officer and a
                                                            Trustee/Director of certain investment
                                                            companies advised by Asset Management and
                                                            prior to July 1996, President, Chief
                                                            Executive Officer and a Trustee of the
                                                            funds in the Fund Complex and closed-end
                                                            investment companies advised by Advisory
                                                            Corp.

Alan T. Sachtleben..........  Vice President                Executive Vice President of the Advisers.
  Date of Birth: 04/20/42                                   Director of Asset Management. Director or
                                                            officer of certain other subsidiaries of
                                                            VKAC. Vice President of each of the funds
                                                            in the Fund Complex and certain other
                                                            investment companies advised by the
                                                            Advisers or their affiliates.

Paul R. Wolkenberg..........  Vice President                Executive Vice President of the VKAC, the
  Date of Birth: 11/10/44                                   Advisers and the Distributor. President,
                                                            Chief Executive Officer and a Director of
                                                            ACCESS. Director or officer of certain
                                                            other subsidiaries of VKAC. Vice President
                                                            of each of the funds in the Fund Complex
                                                            and certain other investment companies
                                                            advised by the Advisers or their
                                                            affiliates.

Edward C. Wood III..........  Vice President and Chief      Senior Vice President of the Advisers. Vice
  Date of Birth: 01/11/56     Financial Officer             President and Chief Financial Officer of
                                                            each of the funds in the Fund Complex and
                                                            certain other investment companies advised
                                                            by the Advisers or their affiliates.

John L. Sullivan............  Treasurer                     First Vice President of the Advisers.
  Date of Birth: 08/20/55                                   Treasurer of each of the funds in the Fund
                                                            Complex and certain other investment
                                                            companies advised by the Advisers or their
                                                            affiliates.

Tanya M. Loden..............  Controller                    Vice President of the Advisers. Controller
  Date of Birth: 11/19/59                                   of each of the funds in the Fund Complex
                                                            and other investment companies advised by
                                                            the Advisers or the affiliates.

                                     POSITIONS AND                     PRINCIPAL OCCUPATIONS
        NAME AND AGE               OFFICES WITH FUND                    DURING PAST 5 YEARS
        ------------               -----------------                   ---------------------
Nicholas Dalmaso............  Assistant Secretary           Assistant Vice President and Senior
  Date of Birth: 03/01/65                                   Attorney of VKAC. Assistant Vice President
                                                            and Assistant Secretary of the Advisers and
                                                            the Distributor. Officer of certain other
                                                            subsidiaries of VKAC. Assistant Secretary
                                                            of each of the funds in the Fund Complex
                                                            and other investment companies advised by
                                                            the Advisers or the affiliates.

Huey P. Falgout, Jr.........  Assistant Secretary           Assistant Vice President and Senior
  Date of Birth: 11/15/63                                   Attorney of VKAC. Assistant Vice President
                                                            and Assistant Secretary of the Advisers,
                                                            the Distributor and ACCESS. Officer of
                                                            certain other subsidiaries of VKAC.
                                                            Assistant Secretary of each of the funds in
                                                            the Fund Complex and other investment
                                                            companies advised by the Advisers or the
                                                            affiliates.

Scott E. Martin.............  Assistant Secretary           Senior Vice President, Deputy General
  Date of Birth: 08/20/56                                   Counsel and Assistant Secretary of VKAC.
                                                            Senior Vice President, Deputy General
                                                            Counsel and Secretary of the Advisers, the
                                                            Distributor and ACCESS. Officer of certain
                                                            other subsidiaries of VKAC. Prior to
                                                            November 1996, Senior Vice President,
                                                            Deputy General Counsel and Assistant
                                                            Secretary of VKAC Holding. Assistant
                                                            Secretary of each of the funds in the Fund
                                                            Complex and other investment companies
                                                            advised by the Advisers or the affiliates.

Weston B. Wetherell.........  Assistant Secretary           Vice President, Associate General Counsel
  Date of Birth: 06/15/56                                   and Assistant Secretary of VKAC, the
                                                            Advisers and the Distributor. Officer of
                                                            certain other subsidiaries of VKAC.
                                                            Assistant Secretary of each of the funds in
                                                            the Fund Complex and other investment
                                                            companies advised by the Advisers or the
                                                            affiliates.

Steven M. Hill..............  Assistant Treasurer           Assistant Vice President of the Advisers.
  Date of Birth: 10/16/64                                   Assistant Treasurer of each of the funds in
                                                            the Fund Complex and other investment
                                                            companies advised by the Advisers or the
                                                            affiliates.

M. Robert Sullivan..........  Assistant Controller          Assistant Vice President of the Advisers.
  Date of Birth: 03/30/33                                   Assistant Controller of each of the funds
                                                            in the Fund Complex and other investment
                                                            companies advised by the Advisers or the
                                                            affiliates.

  Each of the trustees holds the same position with each of the funds in the Fund Complex. As of December 31, 1996, there were 51 funds in the Fund Complex. Each trustee who is not an affiliated person of VKAC, the Advisers, the Distributor, ACCESS or Morgan Stanley (each a "Non-Affiliated Trustee") is compensated by an annual retainer and meeting fees for services to the funds in the Fund Complex. Each fund in the Fund Complex provides a deferred compensation plan to its Non-Affiliated Trustees that allows trustees to defer receipt of their compensation and earn a return on such deferred amounts based upon the return of the common shares of the funds in the Fund Complex as more fully described below. Each fund in the Fund Complex also provides a retirement plan to its Non-Affiliated Trustees that provides Non-Affiliated Trustees with compensation after retirement, provided that certain eligibility requirements are met as more fully described below.



  The compensation of each Non-Affiliated Trustee from each fund in the Fund Complex advised by Advisory Corp. (each a "VK Fund" and collectively the "VK Funds") includes an annual retainer in an amount equal to $2,500 per calendar year, due in four quarterly installments on the first business day of each calendar quarter. Each Non-Affiliated Trustee receives a per meeting fee from each VK Fund in the amount of $125 per regular quarterly meeting attended by the Non-Affiliated Trustee, due on the date of such meeting, plus reasonable expenses incurred by the Non-Affiliated Trustee in connection with his or her services as a trustee. Each Non-Affiliated Trustee receives a per meeting fee from each VK Fund in the amount of $125 per special meeting attended by the Non-Affiliated Trustee, due on the date of such meeting, plus reasonable expenses incurred by the Non-Affiliated Trustee in connection with his or her services as a trustee, provided that no compensation will be paid in connection with certain telephonic special meetings.



  The compensation of each Non-Affiliated Trustee from the funds in the Fund Complex advised by Asset Management (each an "AC Fund" or collectively the "AC Funds") includes an annual retainer in an amount equal to $35,000 per calendar year, due in four quarterly installments on the first business day of each calendar quarter. The AC Funds pay each Non-Affiliated Trustee a per meeting fee in the amount of $2,000 per regular quarterly meeting attended by the Non-Affiliated Trustee, due on the date of such meeting, plus reasonable expenses incurred by the Non-Affiliated Trustee in connection with his or her services as a trustee. Payment of the annual retainer and the regular meeting fee is allocated among the AC Funds (i) 50% on the basis of the relative net assets of each AC Fund to the aggregate net assets of all the AC Funds and (ii) 50% equally to each AC Fund, in each case as of the last business day of the preceding calendar quarter. Each AC Fund which is the subject of a special meeting of the trustees generally pays each Non-Affiliated Trustee a per meeting fee in the amount of $125 per special meeting attended by the Non-Affiliated Trustee, due on the date of such meeting, plus reasonable expenses incurred by the Non-Affiliated Trustee in connection with his or her services as a trustee, provided that no compensation will be paid in connection with certain telephonic special meetings.



  The trustees approved an aggregate compensation cap with respect to funds in the Fund Complex of $84,000 per Non-Affiliated Trustee per year (excluding any retirement benefits) for the period July 22, 1995 through December 31, 1996, subject to the net assets and the number of funds in the Fund Complex as of July 21, 1995 and certain other exceptions. For the calendar year ended December 31, 1996, certain trustees received aggregate compensation from the funds in the Fund Complex over $84,000 due to compensation received but not subject to the cap, including compensation from new funds added to the Fund Complex after July 22, 1995 and certain special meetings in 1996. In addition, each of Advisory Corp. or Asset Management, as the case may be, agreed to reimburse each fund in the Fund Complex through December 31, 1996 for any increase in the aggregate trustee's compensation over the aggregate compensation paid by such fund in its 1994 fiscal year, provided that if a fund did not exist for the entire 1994 fiscal year appropriate adjustments will be made.



  Each Non-Affiliated Trustee generally can elect to defer receipt of all or a portion of the compensation earned by such Non-Affiliated Trustee until retirement. Amounts deferred are retained by the Fund and earn a rate of return determined by reference to the return on the common shares of such Fund or other funds in the Fund Complex as selected by the respective Non-Affiliated Trustee, with the same economic effect as if such Non-Affiliated Trustee had invested in one or more funds in the Fund Complex. To the extent permitted by the 1940 Act, the Fund may invest in securities of those funds selected by the Non-Affiliated Trustees in order to match the deferred compensation obligation. The deferred compensation plan is not funded and obligations thereunder represent general unsecured claims against the general assets of the Fund.



  Each fund in the Fund Complex has adopted a retirement plan. Under the Fund's retirement plan, a Non-Affiliated Trustee who is receiving trustee's compensation from the Fund prior to such Non-Affiliated Trustee's retirement, has at least 10 years of service (including years of service prior to adoption of the retirement plan) and retires at or after attaining the age of 60, is eligible to receive a retirement benefit equal to $2,500 per year for each of the ten years following such trustee's retirement from the Fund. Trustees retiring prior to the age of 60 or with fewer than 10 years but more than 5 years of service may receive reduced retirement benefits from the Fund. Each trustee has served as a member of the Board of Trustees since he or she was first appointed or elected in the year set forth below. The retirement plan contains a Fund Complex retirement benefit cap of $60,000 per year. Asset Management has reimbursed each AC Fund for the expenses related to the retirement plan through December 31, 1996.



  Additional information regarding compensation and benefits for trustees is set forth below. As indicated in the notes accompanying the table, the amounts relate to either the Trust's most recently completed fiscal year or the Fund Complex' most recently completed calendar year ended December 31, 1996.



                            1996 COMPENSATION TABLE



                                                                                                            TOTAL
                                                                                                        COMPENSATION
                                                             PENSION OR          ESTIMATED MAXIMUM     BEFORE DEFERRAL
                              AGGREGATE COMPENSATION     RETIREMENT BENEFITS      ANNUAL BENEFITS         FROM FUND
                             BEFORE DEFERRAL FROM THE    ACCRUED AS PART OF     FROM THE TRUST UPON     COMPLEX PAID
          NAME(1)                    TRUST(2)                EXPENSES(3)           RETIREMENT(4)        TO TRUSTEE(5)
          -------            ------------------------    -------------------    -------------------    ---------------
J. Miles Branagan*                    $20,000                  $ 4,229                 $20,000            $104,875
Philip P. Gaughan                       3,750                    7,529                   6,750              16,875
Linda Hutton Heagy*                    20,000                      490                  20,000             104,875
Dr. Roger Hilsman                      20,000                        0                       0             103,750
R. Craig Kennedy*                      20,000                      380                  20,000             104,875
Donald C. Miller                       20,000                   13,241                   9,250             104,875
Jack E. Nelson*                        20,000                    2,636                  20,000              97,875
David Rees                              4,750                        0                       0              22,000
Jerome L. Robinson*                    20,000                   11,665                   7,250             101,625
Lawrence J. Sheehan                     4,750                        0                       0              22,000
Dr. Fernando Sisto*                    20,000                    7,056                  12,000             104,875
Wayne W. Whalen*                       20,000                    1,834                  20,000             104,875
William S. Woodside                    20,000                        0                       0             104,875


---------------

* Currently a member of the Board of Trustees. Mr. Phillip B. Rooney also is a current member of the Board of Trustees but is not included in the compensation table because he did not serve on the Board of Trustees or receive any compensation from the Trust prior to April 14, 1997. Messrs. McDonnell and Powell, also trustees of the Trust during all or a portion of the Trust's last fiscal year, are not included in the compensation table because they are affiliated persons of the Advisers and are not eligible for compensation or retirement benefits from the Trust.



(1) Persons not designated by an asterisk are not currently members of the Board of Trustees, but were members of the Board of Trustees during the Trust's most recently completed fiscal year. Messrs. Gaughan and Rees retired from the Board of Trustees on January 26, 1996 and January 29, 1996, respectively. Mr. Sheehan was removed from the Board of Trustees effective January 29, 1996. Messrs. Hilsman, Miller and Woodside retired from the Board of Trustees on December 31, 1996.



(2) The amounts shown in this column represent the aggregate compensation before deferral from all eight series of the Trust, including the Fund, with respect to the Trust's fiscal year ended December 31, 1996.

    The detail of aggregate compensation before deferral for each series, including the Fund, are shown in Table A below. Certain trustees deferred compensation from the Trust during the fiscal year ended December 31, 1996; the aggregate compensation deferred from all eight series of the Trust, including the Fund, is as follows: Mr. Branagan, $5,750; Mr. Gaughan, $3,750; Ms. Heagy, $15,000; Mr. Kennedy, $9,500; Mr. Miller, $20,000; Mr.
    Nelson, $20,000; Mr. Robinson, $18,000; and Mr. Whalen, $19,625. The details of amounts deferred for each series, including the Fund, are shown in Table B below. Amounts deferred are retained by the respective fund and earn a rate of return determined by reference to either the return on the common shares of such fund or other funds in the Fund Complex as selected by the respective Non-Affiliated Trustee, with the same economic effect as if such Non-Affiliated Trustee had invested in one or more funds in the Fund Complex. To the extent permitted by the 1940 Act, each fund may invest in securities of those funds selected by the Non-Affiliated Trustees in order to match the deferred compensation obligation. The cumulative deferred compensation (including interest) accrued with respect to each trustee from all eight series of the Trust, including the Fund, as of the Trust's fiscal year ended December 31, 1996 is as follows: Mr. Branagan, $5,678; Mr. Gaughan, $20,094; Ms. Heagy, $20,472; Mr. Kennedy, $47,294; Mr. Miller, $55,827; Mr. Nelson, $57,771; Mr. Robinson, $54,847; and Mr. Whalen,
    $49,269. The details of cumulative deferred compensation (including interest) for each series, including the Fund, are shown in Table C below. The deferred compensation plan is described above the Compensation Table.



(3) The amounts shown in this column represent the retirement benefits accrued by all eight series of the Trust, including the Fund, with respect to the Trust's fiscal year ended December 31, 1996. The details of retirement benefits accrued for each series, including the Fund, are shown in Table D below. The retirement plan is described above the Compensation Table.



(4) This is the estimated maximum annual benefits payable by the Trust in each year of the 10-year period commencing in the year of such trustee's retirement from the Trust. The estimated maximum annual benefit, except for trustees who have retired or are near retirement, is based upon $2,500 per series assuming: the trustee has 10 or more years of service on the Board of Trustees (including years of service prior to the adoption of the retirement plan) and retires at or after attaining the age of 60. Trustees retiring prior to the age of 60 or with fewer than 10 years of service for a series of the Trust may receive reduced retirement benefits from such series. The actual annual benefit may be less if the trustee is subject to the Fund Complex retirement benefit cap or if the trustee is not fully vested at the time of retirement. Each Non-Affiliated Trustee of the Board of Trustees has served as a member of the Board of Trustees since he or she was first appointed or elected in the year set forth in Table E below.



(5) The amounts shown in this column represent the aggregate compensation paid by all 51 of the investment companies in the Fund Complex as of December 31, 1996 before deferral by the trustees under the deferred compensation plan. Certain trustees deferred all or a portion of their aggregate compensation from the Fund Complex during the calendar year ended December 31, 1996. The deferred compensation earns a rate of return determined by reference to the return on the shares of the funds in the Fund Complex as selected by the respective Non-Affiliated Trustee, with the same economic effect as if such Non-Affiliated Trustee had invested in one or more funds in the Fund Complex. To the extent permitted by the 1940 Act, the Fund may invest in securities of those investment companies selected by the Non-Affiliated Trustees in order to match the deferred compensation obligation. The trustees' Fund Complex compensation cap covered the period July 22, 1995 through December 31, 1996. For the calendar year ended December 31, 1996, certain trustees received compensation over $84,000 in the aggregate due to compensation received but not subject to the cap, including compensation from new funds added to the Fund Complex after July 22, 1995 and certain special meetings in 1996. The Advisers and their affiliates also serve as investment adviser for other investment companies; however, with the exception of Messrs. McDonnell, Powell and Whalen, the trustees were not trustees of such investment companies. Combining the Fund Complex with other investment companies advised by the Advisers and their affiliates, Mr. Whalen received Total Compensation of $243,375 during the calendar year ended December 31, 1996.



  As of April 4, 1997, the trustees and officers of the Fund as a group owned less than 1% of the shares of the Fund.

                                                                         TABLE A


           1996 AGGREGATE COMPENSATION FROM THE TRUST AND EACH SERIES


                                                                               TRUSTEE
                                   FISCAL    ----------------------------------------------------------------------------
       FUND NAME                  YEAR-END   BRANAGAN   GAUGHAN   HEAGY    HILSMAN   KENNEDY   MILLER    NELSON     REES
       ---------                  --------   --------   -------   -----    -------   -------   ------    ------     ----
 Insured Tax Free Income Fund....  12/31     $ 3,125    $  625    $3,125   $3,125    $3,125    $ 3,125   $ 3,125   $  750
 Tax Free High Income Fund.......  12/31       3,125       625     3,125    3,125     3,125      3,125     3,125      750
 California Insured Tax Free
   Income Fund...................  12/31       3,125       625     3,125    3,125     3,125      3,125     3,125      750
 Municipal Income Fund...........  12/31       3,125       625     3,125    3,125     3,125      3,125     3,125      750
 Intermediate Term Municipal
   Income Fund...................  12/31       3,125       625     3,125    3,125     3,125      3,125     3,125      750
 Florida Insured Tax Free Income
   Fund..........................  12/31       3,125       625     3,125    3,125     3,125      3,125     3,125      750
 New Jersey Tax Free Income
   Fund..........................  12/31         625         0       625      625       625        625       625      125
 New York Tax Free Income Fund...  12/31         625         0       625      625       625        625       625      125
   Trust Total...................             20,000     3,750    20,000   20,000    20,000     20,000    20,000    4,750

                                                       TRUSTEE
                                   ------------------------------------------------
       FUND NAME                   ROBINSON   SHEEHAN   SISTO    WHALEN    WOODSIDE
       ---------                   --------   -------   -----    ------    --------
 Insured Tax Free Income Fund....   $3,125    $  750    $3,125   $ 3,125    $3,125
 Tax Free High Income Fund.......    3,125       750     3,125     3,125     3,125
 California Insured Tax Free
   Income Fund...................    3,125       750     3,125     3,125     3,125
 Municipal Income Fund...........    3,125       750     3,125     3,125     3,125
 Intermediate Term Municipal
   Income Fund...................    3,125       750     3,125     3,125     3,125
 Florida Insured Tax Free Income
   Fund..........................    3,125       750     3,125     3,125     3,125
 New Jersey Tax Free Income
   Fund..........................      625       125       625       625       625
 New York Tax Free Income Fund...      625       125       625       625       625
   Trust Total...................   20,000     4,750    20,000    20,000    20,000



                                                                         TABLE B



      1996 AGGREGATE COMPENSATION DEFERRED FROM THE TRUST AND EACH SERIES


                                                                                     TRUSTEE
                                     FISCAL    -----------------------------------------------------------------------------------
     FUND NAME                      YEAR-END   BRANAGAN   GAUGHAN   HEAGY    HILSMAN   KENNEDY   MILLER   NELSON   REES   ROBINSON
     ---------                      --------   --------   -------   -----    -------   -------   ------   ------   ----   --------
 Insured Tax Free Income Fund.....   12/31      $  875    $  625    $2,500     $0      $1,500    $3,125   $3,125    $0     $3,125
 Tax Free High Income Fund........   12/31         875       625     2,500      0       1,500     3,125    3,125     0      3,125
 California Insured Tax Free
   Income Fund....................   12/31         875       625     2,500      0       1,500     3,125    3,125     0      1,500
 Municipal Income Fund............   12/31         875       625     2,500      0       1,500     3,125    3,125     0      3,125
 Intermediate Term Municipal
   Income Fund....................   12/31         875       625     2,500      0       1,500     3,125    3,125     0      3,125
 Florida Insured Tax Free Income
   Fund...........................   12/31         875       625     2,500      0       1,500     3,125    3,125     0      3,125
 New Jersey Tax Free Income
   Fund...........................   12/31         250         0         0      0         250       625      625     0        625
 New York Tax Free Income Fund....   12/31         250         0         0      0         250       625      625     0        250
   Trust Total....................               5,750     3,750    15,000      0       9,500    20,000   20,000     0     18,000

                                                  TRUSTEE
                                    -----------------------------------
     FUND NAME                      SHEEHAN   SISTO   WHALEN   WOODSIDE
     ---------                      -------   -----   ------   --------
 Insured Tax Free Income Fund.....    $0       $0     $3,125      $0
 Tax Free High Income Fund........     0        0     3,125        0
 California Insured Tax Free
   Income Fund....................     0        0     3,125        0
 Municipal Income Fund............     0        0     3,125        0
 Intermediate Term Municipal
   Income Fund....................     0        0     3,125        0
 Florida Insured Tax Free Income
   Fund...........................     0        0     3,125        0
 New Jersey Tax Free Income
   Fund...........................     0        0       625        0
 New York Tax Free Income Fund....     0        0       250        0
   Trust Total....................     0        0     19,625       0



                                                                         TABLE C



        CUMULATIVE COMPENSATION DEFERRED (PLUS INTEREST) FROM THE TRUST


                                AND EACH SERIES


                                                                                    TRUSTEE
                                    FISCAL    -----------------------------------------------------------------------------------
     FUND NAME                     YEAR-END   BRANAGAN   GAUGHAN   HEAGY    HILSMAN   KENNEDY   MILLER   NELSON   REES   ROBINSON
     ---------                     --------   --------   -------   -----    -------   -------   ------   ------   ----   --------
 Insured Tax Free Income Fund.....  12/31      $  864    $3,486    $3,412     $0      $7,792    $9,083   $9,476    $0     $8,925
 Tax Free High Income Fund........  12/31         864     3,486     3,412      0       7,792     9,083    9,476     0      8,925
 California Insured Tax Free
   Income Fund....................  12/31         864     3,486     3,412      0       7,792     9,083    9,476     0      8,925
 Municipal Income Fund............  12/31         864     3,486     3,412      0       7,792     9,083    9,083     0      8,925
 Intermediate Term Municipal
   Income Fund....................  12/31         864     3,486     3,412      0       7,792     9,083    9,476     0      8,925
 Florida Insured Tax Free Income
   Fund...........................  12/31         864     1,628     3,412      0       4,228     5,766    5,912     0      5,648
 New Jersey Tax Free Income
   Fund...........................  12/31         247       518         0      0       2,053     2,323    2,436     0      2,287
 New York Tax Free Income Fund....  12/31         247       518         0      0       2,053     2,323    2,436     0      2,287
   Trust Total....................              5,678    20,094    20,472      0      47,294    55,827   57,771     0     54,847

                                                  TRUSTEE
                                    -----------------------------------
     FUND NAME                      SHEEHAN   SISTO   WHALEN   WOODSIDE
     ---------                      -------   -----   ------   --------
 Insured Tax Free Income Fund.....    $0       $0     $7,967      $0
 Tax Free High Income Fund........     0        0     7,967        0
 California Insured Tax Free
   Income Fund....................     0        0     7,967        0
 Municipal Income Fund............     0        0     7,967        0
 Intermediate Term Municipal
   Income Fund....................     0        0     7,967        0
 Florida Insured Tax Free Income
   Fund...........................     0        0     5,486        0
 New Jersey Tax Free Income
   Fund...........................     0        0     1,974        0
 New York Tax Free Income Fund....     0        0     1,974        0
   Trust Total....................     0        0     49,269       0



                                                                         TABLE D



       1996 RETIREMENT BENEFITS ACCRUED AS PART OF EXPENSES FOR THE TRUST


                                AND EACH SERIES


                                                                                TRUSTEE
                                     FISCAL    --------------------------------------------------------------------------
      FUND NAME                     YEAR-END   BRANAGAN   GAUGHAN   HEAGY   HILSMAN   KENNEDY   MILLER   NELSON    REES
      ---------                     --------   --------   -------   -----   -------   -------   ------   ------    ----
 Insured Tax Free Income Fund.....   12/31         499     2,086      56          0      48      3,503      394         0
 Tax Free High Income Fund........   12/31         499     2,039      56          0      48      3,532      383         0
 California Insured Tax Free
   Income Fund....................   12/31         499     1,950      56          0      47      3,440      373         0
 Municipal Income Fund............   12/31         499     1,454      56          0      46      2,766      315         0
 Intermediate Term Municipal
   Income Fund....................   12/31         499         0      56          0      41          0      259         0
 Florida Insured Tax Free Income
   Fund...........................   12/31         578         0      70          0      50          0      304         0
 New Jersey Tax Free Income
   Fund...........................   12/31         578         0      70          0      50          0      304         0
 New York Tax Free Income Fund....   12/31         578         0      70          0      50          0      304         0
   Trust Total....................               4,229     7,529     490          0     380     13,241    2,636         0

                                                        TRUSTEE
                                    -----------------------------------------------
      FUND NAME                     ROBINSON   SHEEHAN   SISTO    WHALEN   WOODSIDE
      ---------                     --------   -------   -----    ------   --------
 Insured Tax Free Income Fund.....    2,490         0       861     283          0
 Tax Free High Income Fund........    2,472         0       861     272          0
 California Insured Tax Free
   Income Fund....................    2,439         0       861     265          0
 Municipal Income Fund............    2,346         0       861     219          0
 Intermediate Term Municipal
   Income Fund....................    1,918         0       861     177          0
 Florida Insured Tax Free Income
   Fund...........................        0         0       917     206          0
 New Jersey Tax Free Income
   Fund...........................        0         0       917     206          0
 New York Tax Free Income Fund....        0         0       917     206          0
   Trust Total....................   11,665         0     7,056   1,834          0

                                                                         TABLE E



          YEAR OF ELECTION OR APPOINTMENT TO EACH SERIES OF THE TRUST



                                                                                         TRUSTEE
                                                        -------------------------------------------------------------------------
FUND NAME                                               BRANAGAN   HEAGY    KENNEDY   NELSON   ROONEY   ROBINSON   SISTO   WHALEN
---------                                               --------   -----    -------   ------   ------   --------   -----   ------
  Insured Tax Free Income Fund.........................   1995      1995     1993      1984     1997      1992     1995     1984
  Tax Free High Income Fund............................   1995      1995     1993      1985     1997      1992     1995     1985
  California Insured Tax Free Income Fund..............   1995      1995     1993      1985     1997      1992     1995     1985
  Municipal Income Fund................................   1995      1995     1993      1990     1997      1992     1995     1990
  Intermediate Term Municipal Income Fund..............   1995      1995     1993      1993     1997      1993     1995     1993
  Florida Insured Tax Free Income Fund.................   1995      1995     1994      1994     1997      1994     1995     1994
  New Jersey Tax Free Income Fund......................   1995      1995     1994      1994     1997      1994     1995     1994
  New York Tax Free Income Fund........................   1995      1995     1994      1994     1997      1994     1995     1994



  As of April 4, 1997, no person was known by the Fund to own beneficially or to hold of record as much as 5% of the outstanding Class A Shares, Class B Shares or Class C Shares of the Fund.



                     INVESTMENT ADVISORY AND OTHER SERVICES



  Van Kampen American Capital Investment Advisory Corp. (the "Adviser") is the Fund's investment adviser. The Adviser was incorporated as a Delaware corporation in 1982 (and through December 31, 1987 transacted business under the name of American Portfolio Advisory Service Inc.).



  The Adviser is a wholly-owned subsidiary of Van Kampen American Capital, Inc. ("VKAC"), which is a wholly-owned subsidiary of VK/AC Holding, Inc. VK/AC Holding, Inc. is a wholly-owned subsidiary of MSAM Holdings II, Inc. which, in turn, is a wholly-owned subsidiary of Morgan Stanley Group Inc. The principal office of the Fund, the Adviser, the Distributor and VKAC is located at One Parkview Plaza, Oakbrook Terrace, Illinois 60181.



  Morgan Stanley Group Inc. and various of its directly or indirectly owned subsidiaries, including Morgan Stanley & Co. Incorporated, a registered broker-dealer and investment adviser, and Morgan Stanley International, are engaged in a wide range of financial services. Their principal businesses include securities underwriting, distribution and trading; merger, acquisition, restructuring and other corporate finance advisory activities; merchant banking; stock brokerage and research services; asset management; trading of futures, options, foreign exchange, commodities and swaps (involving foreign exchange, commodities, indices and interest rates); real estate advice, financing and investing; and global custody, securities clearance services and securities lending.



  On February 5, 1997, Morgan Stanley Group Inc. and Dean Witter, Discover & Co. announced that they had entered into an Agreement and Plan of Merger to form Morgan Stanley, Dean Witter, Discover & Co. Subject to certain conditions being met, it is currently anticipated that the transaction will close in mid-1997. Thereafter, Van Kampen American Capital Asset Management, Inc. will be an indirect subsidiary of Morgan Stanley, Dean Witter, Discover & Co.



  Dean Witter, Discover & Co. is a financial services company with three major businesses; full service brokerage, credit services and asset management.



  The investment advisory agreement between the Adviser and the Fund provides that the Adviser will supply investment research and portfolio management, including the selection of securities for the Fund to purchase, hold or sell and the selection of brokers through whom the Fund's portfolio transactions are executed. The Adviser also administers the business affairs of the Fund, furnishes offices, necessary facilities and equipment, provides administrative services, and permits its officers and employees to serve without compensation as trustees of the Trust and officers of the Fund if duly elected to such positions.


  The agreement provides that the Adviser shall not be liable for any error of judgment or of law, or for any loss suffered by the Fund in connection with the matters to which the agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its obligations and duties, or by reason of its reckless disregard of its obligations and duties under the agreement.

  The Adviser's activities are subject to the review and supervision of the Board of Trustees of the Trust, of which the Fund is a series, to whom the Adviser renders periodic reports of the Fund's investment activities.

  The advisory agreement will continue in effect from year to year if specifically approved by the Trustees of the Trust, of which the Fund is a separate series, (or by the Fund's shareholders) and by the disinterested Trustees in compliance with the requirements of the 1940 Act. The agreement may be terminated without penalty upon 60 days written notice by either party and will automatically terminate in the event of assignment.

  The investment advisory agreement specifies that the Adviser will reimburse each of the Funds for annual expenses of such Funds which exceed the most stringent limit prescribed by any State in which the Fund's shares are offered for sale. Currently, the most stringent limit in any State would require such reimbursement to the extent that aggregate operating expenses of the Fund (excluding interest, taxes and other expenses which may be excludable under applicable state law) exceed in any fiscal year 2 1/2% of the average annual net assets of the Fund up to $30 million, 2% of the average annual net assets of the Fund of the next $70 million and 1 1/2% of the remaining average annual net assets of the Fund. In addition to making any required reimbursements, the Adviser may in its discretion, but is not obligated to, waive all or any portion of its fee or assume all or any portion of the expenses of any of the Funds.


  For the years ended December 31, 1996, 1995 and 1994, the Fund paid advisory expenses of $6,928,017, $5,813,647 and $5,028,401, respectively.


  OTHER AGREEMENTS.


  ACCOUNTING SERVICES AGREEMENT. The Fund has entered into an accounting services agreement pursuant to which the Adviser provides accounting services supplementary to those provided by the Custodian. Such services are expected to enable the Fund to more closely monitor and maintain its accounts and records. The Fund shares with the other Van Kampen American Capital funds in the cost of providing such services, with 25% of such costs shared proportionately based on the number of outstanding classes of securities per Fund and with the remaining 75 percent of such cost being paid by the Fund and such other Van Kampen American Capital funds based proportionally on their respective net assets.



  For the years ended December 31, 1996, 1995 and 1994, the Fund paid expenses of approximately $43,872, $42,800 and $31,650, respectively, representing the VK Adviser's cost of providing accounting services.



  LEGAL SERVICES AGREEMENT. The Fund and each of the other Van Kampen American Capital funds advised by the Adviser and distributed by the Distributor have entered into Legal Services Agreements pursuant to which Van Kampen American Capital provides legal services, including without limitation: accurate maintenance of the funds' minute books and records, preparation and oversight of the funds' regulatory reports, and other information provided to shareholders, as well as responding to day-to-day legal issues on behalf of the funds. Payment by the Fund for such services is made on a cost basis for the salary and salary related benefits, including but not limited to bonuses, group insurances and other regular wages for the employment of personnel, as well as overhead and the expenses related to the office space and the equipment necessary to render the legal services. Other funds distributed by the Distributor also receive legal services from Van Kampen American Capital. Of the total costs for legal services provided to funds distributed by the Distributor, one half of such costs are allocated equally to each fund and the remaining one half of such costs are allocated to specific funds based on monthly time records.



  For the years ended December 31, 1996, 1995 and 1994, the Fund paid expenses of approximately $28,317, $39,400 and $25,100, respectively, representing Van Kampen American Capital's cost of providing legal services.



                     CUSTODIAN AND INDEPENDENT ACCOUNTANTS


  State Street Bank and Trust Company, 225 Franklin Street, P.O. Box 1713, Boston, MA 02105-1713, is the custodian of the Fund and has custody of all securities and cash of the Fund. The custodian, among other things, attends to the collection of principal and income, and payment for and collection of proceeds of securities bought and sold by the Fund.


  The independent accountants for the Fund are KPMG Peat Marwick LLP, Chicago, Illinois. The selection of independent accountants will be subject to ratification by the shareholders of the Fund at any annual meeting of shareholders.


                PORTFOLIO TRANSACTIONS AND BROKERAGE ALLOCATIONS

  The Adviser will place orders for portfolio transactions for the Fund with broker-dealer firms giving consideration to the quality, quantity and nature of each firms' professional services. These services include execution, clearance procedures, wire service quotations and statistical and other research information provided to the Fund and the investment adviser, including quotations necessary to determine the value of the Fund's net assets. Any research benefits derived are available for all clients of the investment adviser. Since statistical and other research information is only supplementary to the research efforts of the Adviser and still must be analyzed and reviewed by its staff, the receipt of research information is not expected to materially reduce its expenses.

  If it is believed to be in the best interests of the Fund, the Adviser may place portfolio transactions with brokers who provide the types of research service described above, even if it means the Fund will have to pay a higher commission (or, if the broker's profit is part of the cost of the security, will have to pay a higher price for the security) than would be the case if no weight were given to the broker's furnishing of those research services. This will be done, however, only if, in the opinion of the Adviser, the amount of additional commission or increased cost is reasonable in relation to the value of such services.

  In selecting among the firms believed to meet the criteria for handling a particular transaction, the Adviser may take into consideration that certain firms (i) provide market, statistical or other research information such as that set forth above to the Fund and the Adviser, (ii) have sold or are selling shares of the Fund and (iii) may select firms that are affiliated with the Fund, its investment adviser or its distributor and other principal underwriters.

  If purchases or sales of securities of the Fund and of one or more other investment companies or clients advised by the Adviser are considered at or about the same time, transactions in such securities will be allocated among the several investment companies and clients in a manner deemed equitable to all by the Adviser, taking into account the respective sizes of the funds and the amount of securities to be purchased or sold. Although it is possible that in some cases this procedure could have a detrimental effect on the price or volume of the security as far as the Fund is concerned, it is also possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to the Fund.

  While the Adviser will be primarily responsible for the placement of the Fund's business, the policies and practices in this regard must be consistent with the foregoing and will at all times be subject to review by the Trustees of the Trust, of which the Fund is a separate series.

  The Trustees have adopted certain policies incorporating the standards of Rule 17e-1 issued by the Securities and Exchange Commission under the 1940 Act which requires that the commission paid to the Distributor and other affiliates of the Fund must be reasonable and fair compared to the commissions, fees or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities during a comparable period of time. The rule and procedures also contain review requirements and require the Adviser to furnish reports to the Trustees and to maintain records in connection with such reviews. After consideration of all factors deemed relevant, the Trustees will consider from time to time whether the advisory fee will be reduced by all or a portion of the brokerage commission given to brokers that are affiliated with the Fund.

                             TAX STATUS OF THE FUND


  The Trust and any of its series, including the Fund, will be treated as separate corporations for federal income tax purposes. The Fund intends to qualify each year and to elect to be treated as a regulated investment company under the Code. If the Fund so qualifies and distributes each year to its shareholders at least 90% of its net investment income (including tax-exempt interest, taxable income and net short-term capital gain, but not net capital gains, which are the excess of long-term capital gains over net short-term capital losses) in each year, it will not be required to pay federal income taxes on any income distributed to shareholders. The Fund intends to distribute at least the minimum amount of net investment income necessary to satisfy the 90% distribution requirement. The Fund will not be subject to federal income tax on any net capital gains distributed to shareholders.


                                THE DISTRIBUTOR


  The Distributor offers one of the industry's broadest lines of investments -- encompassing mutual funds, closed-end funds and unit investment trusts -- and is currently the nation's 5th largest broker-sold mutual fund group according to Strategic Insight, July 1995. VKAC manages or supervises more than $57 billion in mutual funds, closed-end funds and unit investment trusts -- assets which have been entrusted to VKAC in more than 2 million investor accounts. VKAC has one of the largest research teams (outside of the rating agencies) in the country, with more than 80 analysts devoted to various specializations. Each of our high yield analysts, based either in San Francisco, Chicago, Houston or Boston, has the responsibility to cover a specific region of the country. This regional focus enables each high yield analyst to provide more specialized coverage of the market and alert the portfolio manager to issues of local importance.



  Shares of the Fund are offered on a continuous basis through the Distributor. The Distributor is a wholly owned subsidiary of Van Kampen American Capital, Inc., which is a subsidiary of VK/AC Holding, Inc., VK/AC Holding, Inc. is a wholly-owned subsidiary of MSAM Holdings II, Inc. which, in turn, is a wholly-owned subsidiary of Morgan Stanley Group Inc. The principal office of the Fund, the Adviser, the Distributor and VKAC is located at One Parkview Plaza, Oakbrook Terrace, Illinois 60181.



  Morgan Stanley Group Inc. and various of its directly or indirectly owned subsidiaries, including Morgan Stanley & Co. Incorporated, a registered broker-dealer and investment adviser, and Morgan Stanley International, are engaged in a wide range of financial services. Their principal businesses include securities underwriting, distribution and trading; merger, acquisition, restructuring and other corporate finance advisory activities; merchant banking; stock brokerage and research services; asset management; trading of futures, options, foreign exchange, commodities and swaps (involving foreign exchange, commodities, indices and interest rates); real estate advice, financing and investing; and global custody, securities clearance services and securities lending.



  On February 5, 1997, Morgan Stanley Group Inc. and Dean Witter, Discover & Co. announced that they had entered into an Agreement and Plan of Merger to form Morgan Stanley, Dean Witter, Discover & Co. Subject to certain conditions being met, it is currently anticipated that the transaction will close in mid-1997. Thereafter, Van Kampen American Capital Asset Management, Inc. will be an indirect subsidiary of Morgan Stanley, Dean Witter, Discover & Co.



  Dean Witter, Discover & Co. is a financial services company with three major businesses; full service brokerage, credit services and asset management.



  Pursuant to a distribution agreement, the Distributor will purchase shares of the Fund for resale to the public, either directly or through securities dealers, and is obligated to purchase only those shares for which it has received purchase orders. A discussion of how to purchase and redeem the Fund's shares and how the Fund's shares are priced is contained in the Prospectus.



                         DISTRIBUTION AND SERVICE PLANS


  The Fund has adopted a distribution plan (the "Distribution Plan") with respect to each class of its shares pursuant to Rule 12b-1 under the 1940 Act. The Fund also has adopted a service plan (the "Service Plan") with respect to each class of its shares. The Distribution Plan and the Service Plan sometimes are referred to herein collectively as the Plans. The Plans provide that the Fund may spend a portion of the Fund's average daily net assets attributable to each class of shares in connection with distribution of the respective class of shares and in connection with the provision of ongoing services to shareholders of such class, respectively. The Plans are being implemented through an agreement (the "Distribution and Service Agreement") with the Distributor and sub-agreements between the Distributor and members of the NASD who are acting as securities dealers and NASD members or eligible non-members who are acting as brokers or agents and similar agreements between the Fund and financial intermediaries who are acting as brokers (collectively, "Selling Agreements") that may provide for their customers or clients certain services or assistance, which may include, but not be limited to, processing purchase and redemption transactions, establishing and maintaining shareholder accounts regarding the Fund, and such other services as may be agreed to from time to time and as may be permitted by applicable statute, rule or regulation. Brokers, dealers and financial intermediaries that have entered into sub-agreements with the Distributor and sell shares of the Fund are referred to herein as "financial intermediaries."

  Under the Distribution and Service Agreement and the Selling Agreements, financial intermediaries that sold shares prior to July 1, 1987, or prior to the beginning of the calendar quarter in which the Selling Agreement between the Fund and such financial intermediary was approved by the Fund's Board of Trustees (an "Implementation Date") are not eligible to receive compensation pursuant to such Distribution and Service Agreement or Selling Agreement. To the extent that there remain outstanding shares of the Fund that were purchased prior to all Implementation Dates, the percentage of the total average daily net asset value of a class of shares that may be utilized pursuant to the Distribution and Service Agreement will be less than the maximum percentage amount permissible with respect to such class of shares under the Distribution and Service Agreement.

  The Distributor must submit quarterly reports to the Board of Trustees of the Trust, of which the Fund is a series, setting forth separately by class of shares all amounts paid under the Plans and the purposes for which such expenditures were made, together with such other information as from time to time is reasonably requested by the Trustees. The Plans provide that they will continue in full force and effect from year to year so long as such continuance is specifically approved by a vote of the Trustees, and also by a vote of the disinterested Trustees, cast in person at a meeting called for the purpose of voting on the Plans. Each of the Plans may not be amended to increase materially the amount to be spent for the services described therein with respect to either class of shares without approval by a vote of a majority of the outstanding voting shares of such class, and all material amendments to either of the Plans must be approved by the Trustees and also by the disinterested Trustees. Each of the Plans may be terminated with respect to either class of shares at any time by a vote of a majority of the disinterested Trustees or by a vote of a majority of the outstanding voting shares of such class.


  For the fiscal year ended December 31, 1996, the Fund's aggregate expenses under the Plans for Class A shares were $2,897,029 or 0.24% of the Class A shares' average net assets. Such expenses were paid to reimburse the Distributor for payments made to financial intermediaries for servicing Fund shareholders and for administering the Plans. For the fiscal year ended December 31, 1996, the Fund's aggregate expenses under the Plans for Class B shares were $721,697 or 1.00% of the Class B shares' average net assets. Such expenses were paid to reimburse the Distributor for the following payments: $541,272 for commissions and transaction fees paid to financial intermediaries in respect of sales of Class B shares of the Fund and $180,425 for fees paid to financial intermediaries for servicing Class B shareholders and administering the Plans. For the fiscal year ended December 31, 1996, the Fund's aggregate expenses under the Plans for Class C shares were $46,640 or 1.00% of the Class C shares' average net assets. Such expenses were paid to reimburse the Distributor for the following payments: $15,738 for commissions and transaction fees paid to financial intermediaries in respect of sales of Class C shares of the Fund and $30,902 for fees paid to financial intermediaries for servicing Class C shareholders and administering the Plans.


                                 LEGAL COUNSEL


  Counsel to the Fund is Skadden, Arps, Slate, Meagher & Flom (Illinois).

                            PERFORMANCE INFORMATION

  From time to time marketing materials may provide a portfolio manager update, an adviser update or discuss general economic conditions and outlooks. The Fund's marketing materials may also show the Fund's asset class diversification, top five sectors, ten largest holdings and other Fund asset structures, such as duration, maturity, coupon, NAV, rating breakdown, AMT exposure and number of issues in the portfolio. Materials may also mention how Van Kampen American Capital believes the Fund compares relative to other Van Kampen American Capital funds. Materials may also discuss the Dalbar Financial Services study from 1984 to 1994 which studied investor cash flow into and out of all types of mutual funds. The ten year study found that investors who bought mutual fund shares and held such shares outperformed investors who bought and sold. The Dalbar study conclusions were consistent regardless of if shareholders purchased their funds in direct or sales force distribution channels. The study showed that investors working with a professional representative have tended over time to earn higher returns than those who invested directly. The Fund will also be marketed on the Internet.

CLASS A SHARES


  The average total return, including payment of the maximum sales charge, with respect to the Class A Shares for (i) the one year period ended December 31, 1996 was (1.25)%; (ii) the five year period ended December 31, 1996 was 5.98%;
(iii) the ten year period ended December 31, 1996 was 6.82%; and (iv) the period from December 14, 1984 (the commencement of investment operations of the Fund) through December 31, 1996 was 9.05%.



  The Fund's yield with respect to the Class A Shares for the 30 day period ending December 30, 1996 (calculated in the manner described in the Prospectus under the heading "Fund Performance") was 4.16%. The tax-equivalent yield for the 30 day period ending December 30, 1996 (calculated in the manner described in the Prospectus under the heading "Fund Performance" and assuming a 36% tax rate) was 6.50%. The Fund's current distribution rate with respect to the Class A Shares for the 31 day period ending December 31, 1996 (calculated in the manner described in the Prospectus under the heading "Fund Performance") was 4.84%.



  The Fund's cumulative non-standardized total return, including payment of the maximum sales charge, with respect to the Class A Shares from its inception to the end of the current period was 184.19%.



  The Fund's cumulative non-standardized total return, excluding payment of the maximum sales charge, with respect to the Class A Shares from its inception to the end of the current period was 198.31%.


CLASS B SHARES


  The average total return, including payment of CDSC, with respect to the Class B Shares for (i) the one year period ended December 31, 1996 was (1.10)% and
(ii) the approximately three year, eight month period from May 1, 1993 (the commencement of distribution) through December 31, 1996 was 4.04%.



  The Fund's yield with respect to the Class B Shares for the 30 day period ending December 30, 1996 (calculated in the manner described in the Prospectus under the heading "Fund Performance") was 3.57%. The tax-equivalent yield for the 30 day period ending December 30, 1996 (calculated in the manner described in the Prospectus under the heading "Fund Performance" and assuming a 36% tax rate) was 5.58%. The Fund's current distribution rate with respect to the Class B Shares for the 31 day period ending December 31, 1996 (calculated in the manner described in the Prospectus under the heading "Fund Performance") was 4.30%.



  The Fund's cumulative non-standardized total return, including payment of the CDSC, with respect to the Class B Shares from its inception to the end of the current period was 15.65%.



  The Fund's cumulative non-standardized total return, excluding payment of the CDSC, with respect to the Class B Shares from its inception to the end of the current period was 18.14%.

CLASS C SHARES


  The average total return, including payment of CDSC, with respect to the Class C Shares for (i) the one year period ended December 31, 1996 was 1.85% and (ii) the approximately three year, five month period from August 13, 1993 (commencement of distribution) through December 31, 1996 was 4.09%.



  The Fund's yield with respect to the Class C Shares for the 30 day period ending December 30, 1996 (calculated in the manner described in the Prospectus under the heading "Fund Performance") was 3.57%. The tax-equivalent yield for the 30 day period ending December 30, 1996 (calculated in the manner described in the Prospectus under the heading "Fund Performance" and assuming a 36% tax rate) was 5.58%. The Fund's current distribution rate with respect to the Class C Shares for the 31 day period ending December 31, 1996 (calculated in the manner described in the Prospectus under the heading "Fund Performance") was 4.30%.



  The Fund's cumulative non-standardized total return, including payment of the CDSC, with respect to the Class C Shares from its inception to the end of the current period was 14.54%.



  The Fund's cumulative non-standardized total return, excluding payment of the CDSC, with respect to the Class C Shares from its inception to the end of the current period was 14.54%.

                       REPORT OF INDEPENDENT ACCOUNTANTS

The Board of Trustees and Shareholders of
Van Kampen American Capital Insured Tax Free Income Fund:

We have audited the accompanying statement of assets and liabilities of Van Kampen American Capital Insured Tax Free Income Fund (the "Fund"), including the portfolio of investments, as of December 31, 1996, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
    We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Van Kampen American Capital Insured Tax Free Income Fund as of December 31, 1996, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles.

                                                           KPMG Peat Marwick LLP

Chicago, Illinois
January 30, 1997

                            PORTFOLIO OF INVESTMENTS

                               December 31, 1996
--------------------------------------------------------------------------------

  Par                                                                                           Market
Amount                                                                                          Value
 (000)                            Description                           Coupon   Maturity       (000)
---------------------------------------------------------------------------------------------------------
          MUNICIPAL BONDS
          ALABAMA  2.3%
$ 2,250   Alabama St Brd Edl Rev Shelton St Cmnty College (MBIA
          Insd).......................................................   6.000%  10/01/14     $    2,357
  2,000   Alabama Wtr Pollutn Ctl Auth Revolving Fund Ln Ser A (AMBAC
          Insd).......................................................   6.750   08/15/17          2,223
  2,900   Birmingham-Carraway, AL Methodist Hlth Sys Ser A (Connie Lee
          Insd).......................................................   5.875   08/15/25          2,948
  2,500   Jefferson Cnty, AL Brd Edl Cap Outlay Sch (AMBAC Insd)......   5.875   02/15/20          2,551
  5,500   Limestone Cnty, AL Wtr Auth Wtr Rev (FGIC Insd).............   7.700   12/01/19          5,858
  5,500   Morgan Cnty Decatur, AL Hlthcare Auth Hosp Rev Decatur Genl
          Hosp Rfdg (Connie Lee Insd).................................   6.250   03/01/13          5,852
  2,400   Muscle Shoals, AL Util Brd Wtr & Swr Rev (FSA Insd).........   6.500   04/01/16          2,643
  1,800   West Morgan East Lawrence Wtr Auth AL Wtr Rev (FGIC Insd)...   5.625   08/15/16          1,803
  2,400   West Morgan East Lawrence Wtr Auth AL Wtr Rev (FGIC Insd)...   5.625   08/15/21          2,404
  1,400   West Morgan East Lawrence Wtr Auth AL Wtr Rev (FGIC Insd)...   5.625   08/15/25          1,402
  1,600   West Morgan East Lawrence Wtr Auth AL Wtr Rev (Prerefunded @
          08/15/04) (FSA Insd)........................................   6.800   08/15/14          1,833
                                                                                              ----------
                                                                                                  31,874
                                                                                              ----------
          ALASKA  0.2%
  2,355   Ketchikan, AK Muni Util Rev Ser R (FSA Insd)................   6.600   12/01/07          2,615
                                                                                              ----------
          ARIZONA  1.5%
 11,000   Arizona St Ctfs Partn Ser B Rfdg (AMBAC Insd)...............   6.250   09/01/10         11,794
  1,880   Maricopa Cnty, AZ Indl Dev Madera Pointe Apts Proj Ser A
          Rfdg (FSA Insd).............................................   5.800   06/01/15          1,888
  2,260   Pima Cnty, AZ Indl Dev Auth Indl Rev Lease Oblig Irvington
          Proj Tucson Ser A Rfdg (FSA Insd)...........................   7.250   07/15/10          2,520
  1,875   Scottsdale, AZ Indl Dev Hosp Scottsdale Mem Hosp Ser A Rfdg
          (AMBAC Insd) (b)............................................   6.000   09/01/12          1,921
  1,750   Scottsdale, AZ Indl Dev Hosp Scottsdale Mem Hosp Ser A Rfdg
          (AMBAC Insd) (b)............................................   6.125   09/01/17          1,796
                                                                                              ----------
                                                                                                  19,919
                                                                                              ----------
          CALIFORNIA  19.9%
  4,290   Antioch Area, CA Pub Fac Fin Agy Cmnty Fac Dist No 1989
          (FGIC Insd).................................................   5.300   08/01/15          4,164
  2,835   Bay Area Govt Assn CA Rev Tax Alloc CA Redev Agy Pool Rev
          Ser A (FSA Insd)............................................   6.000   12/15/14          2,944
  2,555   Berkeley, CA Unified Sch Dist Ser C (AMBAC Insd)............   5.875   08/01/12          2,646
  1,985   Berkeley, CA Unified Sch Dist Ser C (AMBAC Insd)............   5.875   08/01/14          2,045
  5,000   Beverly Hills, CA Pub Fin Auth Lease Rev Ser A (Inverse
          Fltg) (MBIA Insd)...........................................   5.650   06/01/15          4,904
 10,000   California Edl Fac Auth Rev Chapman Univ (Connie Lee
          Insd).......................................................   5.125   10/01/26          9,227
 10,000   California Hlth Fac Fin Auth Rev Sutter Hosp Ser A Rfdg
          (AMBAC Insd)................................................   6.700   01/01/13         10,501
  3,545   California Pub Cap Impt Fin Auth Rev Pooled Proj Ser B (BIGI
          Insd).......................................................   8.100   03/01/18          3,756
 10,000   California St Pub Wks Brd Lease Rev Dept of Corrections CA
          St Prison D Susanville (MBIA Insd)..........................   5.375   06/01/18          9,678
 16,250   California St Pub Wks Brd Lease Rev Var Univ CA Projs Ser A
          (AMBAC Insd)................................................   6.400   12/01/16         17,878
  2,440   Chino Hills, CA Ctfs Partn Wtr Sys Refin Proj (FGIC Insd)...   5.600   06/01/18          2,408
  3,000   Chino, CA Ctfs Partn Redev Agy (MBIA Insd)..................   6.200   09/01/18          3,184
    220   Concord, CA Redev Agy Tax Alloc Cent Concord Redev Proj Ser
          3 (BIGI Insd)...............................................   8.000   07/01/18            236
  1,000   Corona Norco, CA Unified Sch Dist Lease Rev Partn Insd Land
          Acquis Ser A (FSA Insd).....................................   6.000   04/15/19          1,035
  1,250   Cucamonga, CA Cnty Wtr Dist Ctfs Partn Fac Refin (FGIC
          Insd).......................................................   6.300   09/01/12          1,329
  3,000   Culver City, CA Ctfs Partn CA Tran Fin Corp Ser A (AMBAC
          Insd).......................................................   5.750   01/01/16          3,030
    425   Earlimart, CA Elem Sch Dist Ser 1 (AMBAC Insd)..............   6.700   08/01/21            499
  5,675   Escondido, CA Jt Pwrs Fin Auth Lease Rev CA Cent for the
          Arts Rfdg (AMBAC Insd)......................................       *   09/01/17          1,577
  6,500   Grossmont, CA Union High Sch Dist Ctfs Partn (MBIA Insd)....       *   11/15/21          1,266
  1,000   La Habra, CA Ctfs Partn Pk La Habra & Viewpark Proj (FSA
          Insd).......................................................   6.500   11/01/12          1,096
  7,000   La Habra, CA Ctfs Partn Pk La Habra & Viewpark Proj (FSA
          Insd).......................................................   6.625   11/01/22          7,717
  3,160   La Quinta, CA Fin Auth Lease Rev La Quinta City Hall Proj
          Rfdg (MBIA Insd)............................................   5.550   10/01/18          3,178
  3,500   Los Angeles Cnty, CA Cap Asset Lease Corp Leasehold Rev Rfdg
          (AMBAC Insd)................................................   6.000   12/01/16          3,623
 13,480   Los Angeles Cnty, CA Metro Tran Prop A 2nd Tier Rfdg (MBIA
          Insd).......................................................   6.000   07/01/21         14,043
  2,000   Los Angeles Cnty, CA Public Wks Sr Lien Ser A Rfdg (FSA
          Insd).......................................................   5.500   10/01/18          1,996
  3,000   Los Angeles, CA Cmnty Redev Agy Tax Alloc Bunker Hill Ser H
          Rfdg (FSA Insd).............................................   6.500   12/01/14          3,321

                                               See Notes to Financial Statements

                               December 31, 1996
--------------------------------------------------------------------------------

  Par                                                                                           Market
Amount                                                                                          Value
 (000)                            Description                           Coupon   Maturity       (000)
---------------------------------------------------------------------------------------------------------

          CALIFORNIA (CONTINUED)
$ 7,635   Los Angeles, CA Convention & Exhibition Cent Auth Lease Rev
          (MBIA Insd).................................................   5.125%  08/15/13     $    7,353
 13,770   Los Angeles, CA Dept Wtr & Pwr Elec Plant Rev 2nd Issue Rfdg
          (AMBAC Insd)................................................   5.375   11/15/11         13,706
  2,475   Los Angeles, CA Dept Wtr & Pwr Elec Plant Rev 2nd Issue Rfdg
          (AMBAC Insd)................................................   5.400   11/15/31          2,368
  1,830   Los Angeles, CA Ser A (FGIC Insd)...........................   6.125   09/01/13          1,913
  2,500   Madera Cnty, CA Ctfs Partn Vly Children's Hosp (MBIA
          Insd).......................................................   6.125   03/15/23          2,620
  7,500   Manteca, CA Redev Agy Tax Alloc Redev Proj No 1 Ser A Rfdg
          (MBIA Insd).................................................   6.700   10/01/21          8,288
  1,290   Martinez, CA Unified Sch Dist Guar Ctfs Elig Rfdg (FSA
          Insd).......................................................   6.000   08/01/09          1,345
  2,000   MSR Pub Pwr Agy CA San Juan Proj Rev Ser F Rfdg (AMBAC
          Insd).......................................................   6.000   07/01/20          2,065
  2,755   New Haven, CA Unified Sch Dist Cap Apprec Ser D (FGIC
          Insd).......................................................       *   08/01/12          1,129
 13,610   Norco, CA Redev Agy Tax Alloc Norco Redev Proj Area No 1
          Rfdg (MBIA Insd)............................................   6.250   03/01/19         14,359
  1,500   North City West, CA Sch Fac Fin Auth Spl Tax Ser B Rfdg (FSA
          Insd).......................................................   6.000   09/01/19          1,563
  2,860   Orange Cnty, CA Ctfs Partn Juvenile Justice Cent Fac Rfdg
          (AMBAC Insd)................................................   6.000   06/01/17          2,956
  5,000   Orange Cnty, CA Recovery Ctfs Ser A (MBIA Insd).............   6.000   07/01/07          5,405
  5,000   Orange Cnty, CA Recovery Ctfs Ser A (MBIA Insd).............   6.000   07/01/08          5,379
  2,760   Palmdale, CA Civic Auth Rev Merged Redev Proj Areas Ser A
          (MBIA Insd).................................................   6.000   09/01/15          2,961
  2,160   Paramount, CA Redev Agy Tax Alloc (MBIA Insd)...............   6.250   08/01/11          2,328
  2,295   Paramount, CA Redev Agy Tax Alloc (MBIA Insd)...............   6.250   08/01/12          2,462
  2,435   Paramount, CA Redev Agy Tax Alloc (MBIA Insd)...............   6.250   08/01/13          2,620
  2,585   Paramount, CA Redev Agy Tax Alloc (MBIA Insd)...............   6.250   08/01/14          2,768
  2,750   Paramount, CA Redev Agy Tax Alloc (MBIA Insd)...............   6.250   08/01/15          2,933
  2,000   Perris, CA Pub Fin Auth Local Agy Rev Parity Ser F (FSA
          Insd).......................................................   5.850   09/01/24          2,038
  2,180   Petaluma, CA City Jt Union High Sch Dist (Prerefunded @
          08/01/01) (FGIC Insd).......................................       *   08/01/18            561
  1,400   Reedley, CA Pub Fin Auth Lease Rev Wastewtr Treatment Plant
          Proj (AMBAC Insd)...........................................   6.050   05/01/15          1,451
  4,000   Sacramento, CA Muni Util Dist Elec Rev Ser A Rfdg (MBIA
          Insd).......................................................   5.750   08/15/13          4,056
 13,800   San Bernardino Cnty, CA Ctfs Partn Ser B (Embedded Swap)
          (MBIA Insd).................................................   7.650   07/01/16         13,741
  1,250   San Diego, CA Cmnty College (MBIA Insd).....................   6.125   12/01/16          1,323
  1,000   San Jose, CA Fin Auth Rev Convention Cent Proj Ser C Rfdg
          (FSA Insd)..................................................   6.300   09/01/09          1,070
  2,500   Santa Clara Cnty, CA Fin Auth Lease Rev VMC Fac Replacement
          Proj Ser A (AMBAC Insd).....................................   6.875   11/15/14          2,849
  1,000   Santa Rosa, CA Wastewtr Svc Fac Dist Rfdg & Impt (AMBAC
          Insd).......................................................   6.200   07/02/09          1,073
  2,000   Santa Rosa, CA Wtr Rev Ser B Rfdg (FGIC Insd)...............   6.200   09/01/09          2,129
  2,510   Solano Cnty, CA Ctfs Partn Solano Park Hosp Proj (FSA
          Insd).......................................................   5.750   08/01/14          2,559
 12,600   Southern CA Pub Pwr Auth Transmission Proj Rev (FSA Insd)...   6.000   07/01/12         13,053
  2,500   Temecula Vly, CA Unified Sch Dist Ctfs Partn Rfdg (FSA
          Insd).......................................................   6.000   09/01/25          2,605
  1,000   Temecula Vly, CA Unified Sch Dist Ser B Rfdg (FGIC Insd)....   6.000   09/01/12          1,043
  2,460   Torrance, CA Hosp Rev Torrance Mem Hosp Rfdg (MBIA Insd)....   6.750   01/01/12          2,514
 11,900   University of CA Ctfs Partn Ser A (MBIA Insd)...............   5.550   06/01/10         12,034
  3,845   Vista, CA Unified Sch Dist Ctfs Partn Ser A Rfdg (FSA
          Insd).......................................................       *   11/01/17          1,110
  2,000   William S Hart CA Jt Sch Fin Auth Spl Tax Rev Cmnty Fac Rfdg
          (FSA Insd)..................................................   6.500   09/01/14          2,198
                                                                                              ----------
                                                                                                 271,209
                                                                                              ----------
          COLORADO  2.9%
 12,750   Colorado Hlth Fac Auth Rev PSL Hlth Sys Proj Ser A
          (Prerefunded @ 02/15/01) (FSA Insd).........................   7.250   02/15/16         14,285
  2,090   Colorado Hlth Fac Auth Rev Sisters of Charity Hlth Care Ser
          A (MBIA Insd)...............................................   6.000   05/15/13          2,137
  1,000   Colorado Wtr Res & Pwr Dev Auth Small Wtr Res Rev Ser A
          (Prerefunded @ 11/01/00) (FGIC Insd)........................   7.400   11/01/10          1,108
     10   Jefferson Cnty, CO Single Family Mtg Rev Ser A Rfdg (MBIA
          Insd).......................................................   8.875   10/01/13             11
  2,050   Thornton, CO Rfdg (FGIC Insd)...............................       *   12/01/11            919
  1,350   Thornton, CO Rfdg (FGIC Insd)...............................       *   12/01/15            474
  9,000   University of CO Hosp Auth Hosp Rev Ser A (AMBAC Insd)......   6.250   11/15/12          9,571
  8,600   University of CO Hosp Auth Hosp Rev Ser A (AMBAC Insd)......   6.400   11/15/22          9,119


                                               See Notes to Financial Statements

                               December 31, 1996

---------------------------------------------------------------------------------------------------------
  Par                                                                                           Market
Amount                                                                                          Value
 (000)                            Description                           Coupon   Maturity       (000)
---------------------------------------------------------------------------------------------------------

          COLORADO (CONTINUED)
$ 2,000   Westminster, CO Wtr & Wastewtr Util Enterprise Rev (AMBAC
          Insd).......................................................   6.250%  12/01/14     $    2,138
                                                                                              ----------
                                                                                                  39,762
                                                                                              ----------
          DISTRICT OF COLUMBIA  0.0%
    250   District of Columbia Ser B Rfdg (MBIA Insd).................       *   06/01/04            172
                                                                                              ----------
          FLORIDA  6.2%
  2,500   Altamonte Springs, FL Hlth Fac Auth Hosp Rev Adventist Hlth
          Sunbelt Ser B (AMBAC Insd)..................................   5.375   11/15/23          2,384
 19,000   Broward Cnty, FL Professional Sports Fac Tax Rev (MBIA
          Insd).......................................................   5.750   09/01/21         19,232
  3,850   Dade Cnty, FL Sch Brd Ctfs Partn Ser A (AMBAC Insd).........   5.500   05/01/25          3,793
  1,010   Dade Cnty, FL Seaport Rev Ser E Rfdg (MBIA Insd)............   8.000   10/01/03          1,212
    690   Dade Cnty, FL Seaport Rev Ser E Rfdg (MBIA Insd)............   8.000   10/01/04            840
  1,180   Dade Cnty, FL Seaport Rev Ser E Rfdg (MBIA Insd)............   8.000   10/01/05          1,454
  1,275   Dade Cnty, FL Seaport Rev Ser E Rfdg (MBIA Insd)............   8.000   10/01/06          1,587
  1,375   Dade Cnty, FL Seaport Rev Ser E Rfdg (MBIA Insd)............   8.000   10/01/07          1,717
  5,000   Dade Cnty, FL Solid Waste Spl Oblig Rfdg (AMBAC Insd) (b)...   5.125   10/01/10          4,844
  2,095   Dade Cnty, FL Util Pub Impt Rfdg (FGIC Insd)................  12.000   10/01/04          3,074
    260   Duval Cnty, FL Hsg Fin Auth Single Family Mtg Rev Ser C
          (FGIC Insd).................................................   7.650   09/01/10            276
  1,065   Duval Cnty, FL Hsg Fin Auth Single Family Mtg Rev Ser C
          (FGIC Insd).................................................   7.700   09/01/24          1,130
  1,410   Florida St Dept Corrections Ctfs Partn Okeechobee
          Correctional (AMBAC Insd)...................................   6.250   03/01/15          1,509
 13,000   Hillsborough Cnty, FL Sch Brd Ctfs Partn Master Lease Pgm
          (MBIA Insd).................................................   5.250   07/01/17         12,627
  2,000   Indian River Cnty, FL Hosp Rev Rfdg (FSA Insd) (b)..........   6.100   10/01/18          2,064
  1,000   Key West, FL Util Brd Elec Rev Ser D (AMBAC Insd)...........       *   10/01/13            400
  4,000   Lee Cnty, FL Hosp Brd Dir Hosp Rev (Inverse Fltg) (MBIA
          Insd).......................................................   9.418   04/01/20          4,565
  6,000   Orange Cnty, FL Hlth Fac Auth Rev (Inverse Fltg) (MBIA
          Insd).......................................................   9.121   10/29/21          7,177
  2,000   Palm Beach Cnty, FL Sch Brd Ctfs Partn Ser A (AMBAC Insd)...   6.375   08/01/15          2,139
  1,090   Sarasota Cnty, FL Util Sys Rev (Prerefunded @ 10/01/04)
          (FGIC Insd).................................................   6.500   10/01/14          1,239
 10,000   Tallahassee, FL Hlth Fac Rev Tallahassee Mem Regl Med Ser A
          Rfdg (MBIA Insd)............................................   6.625   12/01/13         11,017
                                                                                              ----------
                                                                                                  84,280
                                                                                              ----------
          GEORGIA  5.1%
  1,250   Atlanta, GA Ctfs Partn Atlanta Pretrial Detention Cent (MBIA
          Insd).......................................................   6.250   12/01/08          1,354
  1,750   Atlanta, GA Ctfs Partn Atlanta Pretrial Detention Cent (MBIA
          Insd).......................................................   6.250   12/01/17          1,858
 25,000   Chatham Cnty, GA Hosp Auth Rev Rfdg & Impt Hosp Mem Med Cent
          Ser A (AMBAC Insd)..........................................   5.500   01/01/21         24,591
  4,000   Clarke Cnty, GA Hosp Auth Rev Hosp Athens Regl Med Cent Proj
          (MBIA Insd).................................................   5.000   01/01/22          3,677
  3,500   Clarke Cnty, GA Hosp Auth Rev Hosp Athens Regl Med Cent Proj
          (MBIA Insd).................................................   5.000   01/01/27          3,194
  6,500   Georgia Muni Elec Auth Pwr Rev Genl Ser B (BIGI Insd).......       *   01/01/07          3,909
  4,750   Georgia Muni Elec Auth Pwr Rev Genl Ser B (BIGI Insd).......       *   01/01/08          2,686
 15,550   Municipal Elec Auth GA Spl Oblig 5th Crossover Ser Proj One
          (AMBAC Insd)................................................   6.400   01/01/13         17,175
 10,000   Municipal Elec Auth GA Spl Oblig 5th Crossover Ser Proj One
          (MBIA Insd).................................................   6.500   01/01/17         11,395
                                                                                              ----------
                                                                                                  69,839
                                                                                              ----------
          HAWAII  1.0%
 12,785   Hawaii St Arpt Sys Rev Ser 1993 Rfdg (MBIA Insd)............   6.400   07/01/08         14,077
                                                                                              ----------
          ILLINOIS  14.3%
  1,000   Berwyn, IL (MBIA Insd)......................................   7.000   11/15/10          1,100
 25,725   Chicago, IL Brd Ed Chicago Sch Reform (MBIA Insd)...........   6.000   12/01/26         26,418
  1,250   Chicago, IL O'Hare Intl Arpt Rev Passenger Fac Ser A (AMBAC
          Insd).......................................................   5.625   01/01/14          1,254
  2,720   Chicago, IL Pub Bldg Comm Bldg Rev Chicago Transit Auth
          (AMBAC Insd)................................................   6.600   01/01/15          2,968
  3,480   Chicago, IL Pub Bldg Comm Bldg Rev Ser A (MBIA Insd)........       *   01/01/06          2,189
  3,105   Chicago, IL Pub Bldg Comm Bldg Rev Ser A (MBIA Insd)........       *   01/01/07          1,837
  1,000   Cook Cnty, IL Cmnty College Dist No 508 Chicago Ctfs Partn
          (FGIC Insd) (c).............................................   8.400   01/01/01          1,140
  5,550   Cook Cnty, IL Cmnty College Dist No 508 Chicago Ctfs Partn
          (FGIC Insd).................................................   8.750   01/01/03          6,701
  8,460   Cook Cnty, IL Cmnty College Dist No 508 Chicago Ctfs Partn
          (FGIC Insd).................................................   8.750   01/01/04         10,395



                                                                         See Notes to Financial Statements

                               December 31, 1996

---------------------------------------------------------------------------------------------------------
  Par                                                                                           Market
Amount                                                                                          Value
 (000)                            Description                           Coupon   Maturity       (000)
---------------------------------------------------------------------------------------------------------

          ILLINOIS (CONTINUED)
$ 2,460   Cook Cnty, IL Cmnty College Dist No 508 Chicago Ctfs Partn
          (FGIC Insd).................................................   8.750%  01/01/05     $    3,070
  3,500   Cook Cnty, IL Cmnty College Dist No 508 Chicago Ctfs Partn
          (FGIC Insd).................................................   8.750   01/01/07          4,472
 12,400   Cook Cnty, IL Cmnty Cons Sch Dist No 054 Schaumburg Twp Rfdg
          (FGIC Insd) (c).............................................   5.000   01/01/09         12,175
  1,280   Cook Cnty, IL Cmnty High Sch Dist No 233 Homewood & Flossmor
          (AMBAC Insd)................................................       *   12/01/05            816
  8,280   Cook Cnty, IL Cnty Juvenile Detention Ser A (AMBAC Insd)....       *   11/01/08          4,474
  2,500   Des Plaines, IL Hosp Fac Rev Holy Family Hosp Rfdg (AMBAC
          Insd).......................................................   9.250   01/01/14          2,588
  1,400   Evanston, IL Residential Mtg Rev (AMBAC Insd)...............   6.375   01/01/09          1,474
 10,000   Illinois Dev Fin Auth Pollutn Ctl Rev Comwlth Edison Co Proj
          Ser D Rfdg (AMBAC Insd).....................................   6.750   03/01/15         11,042
  1,650   Illinois Dev Fin Auth Pollutn Ctl Rev IL Pwr Co Proj Ser A
          1st Mtg Rfdg (MBIA Insd)....................................   5.700   02/01/24          1,635
 35,000   Illinois Dev Fin Auth Pollutn Ctl Rev IL Pwr Co Proj Ser A
          1st Mtg Rfdg (MBIA Insd)....................................   7.400   12/01/24         40,870
  2,000   Illinois Dev Fin Auth Rev Sch Dist Pgm Rockford Sch 205 (FSA
          Insd).......................................................   6.650   02/01/11          2,262
  5,025   Illinois Dev Fin Auth Rev Sch Dist Pgm Rockford Sch 205 Rfdg
          (FSA Insd)..................................................   6.650   02/01/12          5,523
  1,261   Illinois Hlth Fac Auth Rev Cmnty Prov Pooled Pgm Ser B (MBIA
          Insd).......................................................   7.900   08/15/03          1,290
    220   Illinois Hlth Fac Auth Rev Cmnty Prov Pooled Pgm Ser B Rfdg
          (MBIA Insd).................................................   7.900   08/15/03            250
  7,615   Illinois Hlth Fac Auth Rev Decatur Mem Hosp Rfdg (MBIA
          Insd).......................................................   5.375   11/15/16          7,327
  7,465   Illinois Hlth Fac Auth Rev Decatur Mem Hosp Rfdg (MBIA
          Insd).......................................................   5.375   11/15/21          7,054
  5,000   Illinois Hlth Fac Auth Rev Hosp Sisters Svcs (Inverse Fltg)
          (MBIA Insd).................................................   9.487   06/19/15          5,813
  5,000   Illinois Hlth Fac Auth Rev Methodist Hlth Proj (Inverse
          Fltg) (AMBAC Insd)..........................................   9.831   05/18/21          5,813
  3,400   Illinois Hlth Fac Auth Rev Rush Presbyterian Saint Luke Hosp
          (Inverse Fltg) (MBIA Insd)..................................   9.797   10/01/24          3,961
  3,000   Illinois Hlth Fac Auth Rev Sarah Bush Lincoln Hlth Rfdg
          (AMBAC Insd)................................................   6.000   01/01/27          3,064
  4,000   Illinois Hlth Fac Auth Rev Trinity Med Cent (FSA Insd)......   5.875   07/01/16          4,060
  1,040   Kane, Cook & Du Page Cntys, IL Sch Dist No 46 Elgin Ser B
          (FSA Insd)..................................................       *   01/01/11            479
  1,300   Kane, Cook & Du Page Cntys, IL Sch Dist No 46 Elgin Ser B
          (FSA Insd)..................................................       *   01/01/12            562
  2,095   Kane, Cook & Du Page Cntys, IL Sch Dist No 46 Elgin Ser B
          (FSA Insd)..................................................       *   01/01/13            848
  6,110   Rosemont, IL Tax Increment 3 (FGIC Insd)....................       *   12/01/06          3,665
  3,000   Rosemont, IL Tax Increment 3 (FGIC Insd)....................       *   12/01/07          1,691
  1,285   Saint Clair Cnty, IL Ctfs Partn (MBIA Insd).................   8.000   12/01/05          1,569
  1,185   Saint Clair Cnty, IL Ctfs Partn Indl Dev Rev (MBIA Insd)....   8.000   12/01/04          1,432
  1,500   Will Cnty, IL Cmnty Unit Sch Dist No 201-u Crete Monee (FSA
          Insd).......................................................       *   10/01/13            582
  1,000   Will Cnty, IL Cmnty Unit Sch Dist No 201-u Crete Monee (FSA
          Insd).......................................................       *   10/01/14            364
                                                                                              ----------
                                                                                                 194,227
                                                                                              ----------
          INDIANA  1.3%
  2,000   Indiana Bond Bank Spl Pgm Ser A (AMBAC Insd)................   9.750   08/01/09          2,612
  3,840   Indiana Hlth Fac Fin Auth Hosp Rev Cmnty Hosps of IN
          (Prerefunded @ 07/01/01) (MBIA Insd)........................   7.000   07/01/21          4,296
  5,000   Indiana Hlth Fac Fin Auth Hosp Rev Cmnty Hosps Proj Rfdg &
          Impt (MBIA Insd)............................................   6.400   05/01/12          5,341
  1,000   Marion Cnty, IN Convention & Rectl Fac Auth Excise Tax Rev
          Lease Rental Ser A (AMBAC Insd).............................   7.000   06/01/21          1,107
  1,000   Saint Joseph Cnty, IN Hosp Auth Hosp Fac Rev Mem Hosp South
          Bend Proj (MBIA Insd).......................................   6.250   08/15/12          1,061
  1,000   Saint Joseph Cnty, IN Hosp Auth Hosp Fac Rev Mem Hosp South
          Bend Ser A Rfdg (MBIA Insd).................................   7.000   08/15/20          1,112
  2,440   Vincennes, IN Cmnty Sch Bldg Corp (FSA Insd)................   5.000   07/01/15          2,336
                                                                                              ----------
                                                                                                  17,865
                                                                                              ----------
          KANSAS  4.4%
 38,750   Burlington, KS Pollutn Ctl Rev KS Gas & Elec Co Proj Rfdg
          (MBIA Insd) (c).............................................   7.000   06/01/31         42,888
  6,300   Kansas St Dev Fin Auth Hlth Saint Luke's Shawnee Mission Ser
          N (MBIA Insd)...............................................   5.375   11/15/16          6,224
  5,485   Kansas St Dev Fin Auth Hlth Saint Luke's Shawnee Mission Ser
          N (MBIA Insd)...............................................   5.375   11/15/21          5,374
  5,670   Kansas St Dev Fin Auth Hlth Saint Luke's Shawnee Mission Ser
          P (MBIA Insd)...............................................   5.375   11/15/26          5,530
                                                                                              ----------
                                                                                                  60,016
                                                                                              ----------
          KENTUCKY  0.0%
     60   Kentucky Cntys Single Family Mtg Presbyterian Homes Ser A
          Rfdg (MBIA Insd)............................................   8.625   09/01/15             62
                                                                                              ----------

                                               See Notes to Financial Statements


                               December 31, 1996


---------------------------------------------------------------------------------------------------------
  Par                                                                                           Market
Amount                                                                                          Value
 (000)                            Description                           Coupon   Maturity       (000)
---------------------------------------------------------------------------------------------------------

          LOUISIANA  1.6%
$ 4,065   Calcasieu Parish, LA Mem Hosp Svcs Dist Hosp Rev Lake
          Charles Mem Hosp Proj Ser A (Connie Lee Insd)...............   6.375%  12/01/12     $    4,349
  5,530   Calcasieu Parish, LA Mem Hosp Svcs Dist Hosp Rev Lake
          Charles Mem Hosp Proj Ser A (Connie Lee Insd)...............   6.500   12/01/18          6,248
    310   Louisiana Pub Fac Auth Rev Med Cent LA at New Orleans Proj
          (Connie Lee Insd)...........................................   6.250   10/15/10            327
  4,150   Louisiana Pub Fac Auth Rev Pgm Hlth & Edl Cap Fac Our Lady
          Med Cent Ser C (BIGI Insd) (c)..............................   8.200   12/01/15          4,514
  5,000   Louisiana Pub Fac Auth Rev Tulane Univ of LA (AMBAC Insd)...   6.050   10/01/25          5,246
 10,000   New Orleans, LA Home Mtg Auth Single Family Mtg Rev 1985 Ser
          A (MBIA Insd)...............................................       *   09/15/16          1,331
                                                                                              ----------
                                                                                                  22,015
                                                                                              ----------
          MAINE  0.4%
  2,750   Easton, ME Indl Dev McCain Food Inc Proj Ser 1985 (AMBAC
          Insd).......................................................   9.200   08/01/99          2,758
  1,750   Maine Hlth & Higher Edl Fac Auth Rev Ser B (FSA Insd).......   7.100   07/01/14          2,013
                                                                                              ----------
                                                                                                   4,771
                                                                                              ----------
          MASSACHUSETTS  0.3%
  1,700   Massachusetts St Hlth & Edl Fac Auth Rev Mt Auburn Hosp Ser
          B1 (MBIA Insd)..............................................   6.250   08/15/14          1,822
  1,000   Massachusetts St Hlth & Edl Fac Auth Rev Univ Hosp Ser C
          (MBIA Insd).................................................   7.250   07/01/19          1,100
  1,710   Massachusetts St Indl Fin Agy Rev Assumption College Issue
          (Connie Lee Insd)...........................................   5.875   07/01/18          1,736
                                                                                              ----------
                                                                                                   4,658
                                                                                              ----------
          MICHIGAN  2.6%
  2,325   Bay City, MI (AMBAC Insd)...................................       *   06/01/15            829
  1,000   Bay City, MI (AMBAC Insd)...................................       *   06/01/16            334
  2,135   Detroit, MI Ser A Rfdg (FGIC Insd)..........................   5.375   04/01/11          2,109
  3,795   Detroit, MI Ser B Rfdg (FGIC Insd)..........................   5.375   04/01/11          3,748
  4,000   Detroit, MI Ser B Rfdg (FGIC Insd)..........................   5.375   04/01/12          3,928
  2,220   Detroit, MI Ser B Rfdg (FGIC Insd)..........................   5.375   04/01/13          2,167
  4,000   Eastern MI University Rev (FGIC Insd) (b)...................   5.500   06/01/27          3,939
 14,750   Livonia, MI Pub Sch Dist Ser II (FGIC Insd).................       *   05/01/14          5,416
 21,000   Livonia, MI Pub Sch Dist Ser II (FGIC Insd).................       *   05/01/21          4,731
  5,000   Michigan St Hosp Fin Auth Rev Hosp Sparrow Oblig Group (MBIA
          Insd).......................................................   6.000   11/15/36          5,173
  2,000   Michigan St Hsg Dev Auth Rental Hsg Rev Ser B (Embedded
          Swap) (AMBAC Insd)..........................................   4.290   04/01/04          1,940
  5,000   Mount Clemens, MI Cmnty Sch Dist Cap Apprec (Prerefunded @
          05/01/07) (MBIA Insd).......................................       *   05/01/17          1,483
                                                                                              ----------
                                                                                                  35,797
                                                                                              ----------
          MINNESOTA  0.5%
  1,000   Brainerd, MN Rev Evangelical Lutheran Ser B Rfdg (FSA
          Insd).......................................................   6.650   03/01/17          1,081
  5,600   Minneapolis-St Paul, MN Hsg & Redev Auth Hlth Care Sys Rev
          Hlth One Ser A (MBIA Insd)..................................   7.400   08/15/11          6,199
                                                                                              ----------
                                                                                                   7,280
                                                                                              ----------
          MISSISSIPPI  0.1%
  1,000   Harrison Cnty, MS Wastewtr Mgmt Dist Rev Wastewtr Treatment
          Fac Ser A Rfdg (FGIC Insd)..................................   8.500   02/01/13          1,328
                                                                                              ----------
          MISSOURI  1.0%
  2,700   Central MO St Univ Rev Hsg Sys (Prerefunded @ 07/01/01)
          (MBIA Insd).................................................   7.000   07/01/14          3,024
  3,830   Green Cnty, MO Single Family Mtg Rev (AMBAC Insd)...........       *   12/01/16            531
    545   Jackson Cnty, MO Single Family Mtg Rev Tax Exempt Multiplier
          Bond (AMBAC Insd)...........................................       *   12/01/16             70
  2,250   Kansas City, MO Muni Assistance Corp Rev Leasehold H Roe
          Bartle Ser B1 Rfdg (Prerefunded @ 04/15/00) (AMBAC Insd)....   7.125   04/15/16          2,482
  5,650   Missouri St Hlth & Edl Fac Auth Hlth Fac Rev SSM Hlth Care
          Proj Rfdg (MBIA Insd).......................................   6.250   06/01/16          5,952
  1,000   Missouri St Hlth & Edl Fac Auth Rev Saint Luke's Hosp KC
          Proj Rfdg & Impt (Prerefunded @ 11/15/01) (MBIA Insd).......   7.000   11/15/13          1,125
    320   Saint Louis Cnty, MO Single Family Mtg Rev (AMBAC Insd).....   9.250   10/01/16            336
                                                                                              ----------
                                                                                                  13,520
                                                                                              ----------

                                                                       See Notes to Financial Statements


                               December 31, 1996

---------------------------------------------------------------------------------------------------------
  Par                                                                                           Market
Amount                                                                                          Value
 (000)                            Description                           Coupon   Maturity       (000)
---------------------------------------------------------------------------------------------------------

          NEBRASKA  0.2%
$ 1,250   Douglas Cnty, NE Hosp Auth No 1 Rev Immanuel Med Cent Inc
          Rfdg (AMBAC Insd)...........................................   6.900%  09/01/11     $    1,385
  1,500   Douglas Cnty, NE Hosp Auth No 1 Rev Immanuel Med Cent Inc
          Rfdg (AMBAC Insd)...........................................   7.000   09/01/21          1,669
                                                                                              ----------
                                                                                                   3,054
                                                                                              ----------
          NEVADA  1.0%
  2,000   Clark Cnty, NV Indl Dev Rev NV Pwr Co Proj C Rfdg (AMBAC
          Insd).......................................................   7.200   10/01/22          2,260
  3,125   Reno, NV Hosp Rev Dates Saint Mary's Hosp Inc Ser B
          (Prerefunded @ 01/01/00) (BIGI Insd)........................   7.750   07/01/15          3,436
  4,695   Reno, NV Hosp Rev Dates Saint Mary's Hosp Inc Ser C
          (Prerefunded @ 01/01/00) (BIGI Insd)........................   7.750   07/01/15          5,212
  3,720   Washoe Cnty, NV Rfdg & Impt (MBIA Insd).....................       *   07/01/07          2,154
                                                                                              ----------
                                                                                                  13,062
                                                                                              ----------
          NEW HAMPSHIRE  0.6%
  5,000   New Hampshire Higher Edl & Hlth Fac Auth Rev (AMBAC Insd)...   6.000   10/01/26          5,112
  2,500   New Hampshire St Tpk Sys Rev Rfdg (Inverse Fltg) (FGIC
          Insd).......................................................   9.779   11/01/17          3,087
                                                                                              ----------
                                                                                                   8,199
                                                                                              ----------
          NEW JERSEY  1.8%
    765   Camden Cnty, NJ Muni Utils Auth Swr Rev (FGIC Insd).........   8.250   12/01/17            809
  3,450   Essex Cnty, NJ Rfdg Ser A 1 (FGIC Insd) (b).................   5.000   11/15/09          3,390
  2,500   Essex Cnty, NJ Rfdg Ser A 1 (FGIC Insd) (b).................   5.250   11/15/10          2,486
  1,000   Essex Cnty, NJ Rfdg Ser A 1 (FGIC Insd) (b).................   5.000   11/15/11            966
  5,500   Howell Twp, NJ Rfdg (FGIC Insd).............................   6.800   01/01/14          6,049
  3,625   Morristown, NJ Rfdg (FSA Insd)..............................   6.400   08/01/14          3,942
  3,940   New Jersey St Hsg & Mtg Fin Agy Rev Home Mtg Ser B (MBIA
          Insd).......................................................   8.100   10/01/17          4,137
  2,250   Sussex Cnty, NJ Muni Util Auth Solid Waste Rev Ser A
          (Prerefunded @ 12/01/98) (BIGI Insd)........................   7.875   12/01/13          2,454
                                                                                              ----------
                                                                                                  24,233
                                                                                              ----------
          NEW MEXICO  1.0%
 13,000   Farmington, NM Pollutn Ctl Rev Southern CA Edison Co Ser A
          Rfdg (MBIA Insd)............................................   5.875   06/01/23         13,267
                                                                                              ----------
          NEW YORK  5.6%
  4,350   New York City Indl Dev Agy Civic Fac Rev USTA Natl Tennis
          Cent Proj (FSA Insd)........................................   6.375   11/15/14          4,704
  2,000   New York City Ser B (MBIA Insd).............................   6.950   08/15/12          2,260
     50   New York City Ser C Subser C1 (FSA Insd)....................   6.250   08/01/09             53
  5,000   New York City Ser G (FGIC Insd).............................   5.750   02/01/14          5,073
  3,565   New York St Dorm Auth Rev Dept of Ed (CAPMAC Insd)..........   5.750   07/01/21          3,558
  2,200   New York St Dorm Auth Rev Mental Hlth Svcs Fac Impt Ser E
          (AMBAC Insd) (b)............................................   5.250   08/15/11          2,154
  5,000   New York St Dorm Auth Rev City Univ Sys 3rd Resolution
          (AMBAC Insd)................................................   6.250   07/01/18          5,330
  6,500   New York St Dorm Auth Rev City Univ Sys Cons 2nd Ser A(FGIC
          Insd).......................................................   5.375   07/01/14          6,427
  3,950   New York St Dorm Auth Rev City Univ Sys Ser C (FGIC Insd)...   7.000   07/01/14          4,316
    675   New York St Med Care Fac Fin Agy Rev IBC Mental Hlth Svcs
          Ser A (MBIA Insd)...........................................   7.750   08/15/10            747
  1,000   New York St Med Care Fac Fin Agy Rev Mental Hlth Svcs Ser E
          (FSA Insd)..................................................   6.500   08/15/15          1,085
 28,535   New York St Med Care Fac Fin Agy Rev NY Hosp Mtg Ser A
          (AMBAC Insd) (c)............................................   6.750   08/15/14         31,558
  3,400   New York St Muni Bond Bank Agy Spl Pgm Rev Rochester Ser A
          (MBIA Insd).................................................   6.625   03/15/06          3,694
  1,500   New York St Twy Auth Hwy & Brdg Trust Fund Ser B (FGIC
          Insd).......................................................   6.000   04/01/14          1,562
  3,500   New York St Urban Dev Corp Rev Correctional Fac Rfdg (AMBAC
          Insd).......................................................   5.250   01/01/18          3,315
                                                                                              ----------
                                                                                                  75,836
                                                                                              ----------
          NORTH CAROLINA  0.1%
  1,250   Franklin Cnty, NC Ctfs Partn Jail & Sch Projs (FGIC Insd)...   6.625   06/01/14          1,373
    500   North Carolina Eastn Muni Pwr Agy Pwr Sys Rev Ser A (AMBAC
          Insd).......................................................  12.900   01/01/97            500
                                                                                              ----------
                                                                                                   1,873
                                                                                              ----------
          NORTH DAKOTA  0.4%
  5,000   Mercer Cnty, ND Pollutn Ctl Rev Antelope Vly Station Rfdg
          (AMBAC Insd)................................................   7.200   06/30/13          5,984
                                                                                              ----------

                                                                       See Notes to Financial Statements


                               December 31, 1996
--------------------------------------------------------------------------------

  Par                                                                                           Market
Amount                                                                                          Value
 (000)                            Description                           Coupon   Maturity       (000)
---------------------------------------------------------------------------------------------------------
          OHIO  2.0%
$ 3,600   Akron Bath Copley, OH St Twp Hosp Dist Rev Akron Genl Med
          Cent Proj (AMBAC Insd)......................................   6.500%  01/01/19     $    3,826
  1,000   Akron Bath Copley, OH St Twp Hosp Dist Rev Children's Hosp
          Med Cent Akron (Prerefunded @ 11/15/00) (AMBAC Insd)........   7.450   11/15/20          1,128
  5,000   Clermont Cnty, OH Hosp Fac Rev (Inverse Fltg) (AMBAC
          Insd).......................................................   9.341   10/05/21          6,087
  2,010   Cleveland, OH (MBIA Insd)...................................   6.500   11/15/09          2,240
  2,285   Cleveland, OH (MBIA Insd)...................................   6.500   11/15/10          2,539
  4,625   Hamilton, OH Elec Sys Mtg Rev Mtg City of Hamilton Ser B
          (Prerefunded @ 10/15/98) (FGIC Insd)........................   8.000   10/15/22          5,036
  1,500   Ohio St Air Quality Dev Auth Rev Pollutn Ctl Cleveland Co
          Proj Rfdg (FGIC Insd).......................................   8.000   12/01/13          1,755
  2,500   Ohio St Air Quality Dev Auth Rev Pollutn Ctl OH Edison Ser A
          Rfdg (FGIC Insd)............................................   7.450   03/01/16          2,754
  2,000   University of Cincinnati OH Ctfs Partn Univ of Cincinnati
          Univ Ctr Proj (MBIA Insd)...................................   5.125   06/01/24          1,893
                                                                                              ----------
                                                                                                  27,258
                                                                                              ----------
          OKLAHOMA  2.1%
  1,385   McAlester, OK Pub Wks Auth Rev Rfdg & Impt (FSA Insd).......   5.250   12/01/16          1,362
  1,760   McAlester, OK Pub Wks Auth Rev Rfdg & Impt (FSA Insd).......   5.250   12/01/20          1,708
  1,865   McAlester, OK Pub Wks Auth Rev Rfdg & Impt (FSA Insd).......   5.250   12/01/21          1,808
  4,510   Norman, OK Regl Hosp Auth Hosp Rev Ser A Rfdg (MBIA Insd)...   5.625   09/01/16          4,446
  1,000   Norman, OK Regl Hosp Auth Hosp Rev (Prerefunded @ 09/01/01)
          (MBIA Insd).................................................   6.900   09/01/21          1,118
  2,200   Oklahoma City, OK (MBIA Insd)...............................   5.100   03/01/15          2,120
  2,200   Oklahoma City, OK (MBIA Insd)...............................   5.100   03/01/16          2,118
  3,735   Oklahoma Hsg Fin Agy Single Family Rev Mtg Ser A (MBIA
          Insd).......................................................   7.200   03/01/11          3,958
    500   Tulsa, OK Arpts Impt Trust Genl Rev (MBIA Insd).............   7.500   06/01/08            520
  9,780   Tulsa, OK Tulsa Indl Auth Rev Univ of Tulsa Ser A Rfdg (MBIA
          Insd).......................................................   5.000   10/01/22          9,142
                                                                                              ----------
                                                                                                  28,300
                                                                                              ----------
          OREGON  0.1%
  1,000   Wasco Cnty, OR Vets Home (FSA Insd).........................   6.200   06/01/13          1,059
                                                                                              ----------
          PENNSYLVANIA  2.8%
  3,625   Allegheny Cnty, PA Hosp Dev Auth Rev Pittsburgh Mercy Hlth
          Sys Inc (AMBAC Insd)........................................   5.625   08/15/26          3,573
  2,000   Dauphin Cnty, PA Genl Auth Hosp Rev Hapsco Phoenixville Hosp
          Proj Ser B (FGIC Insd)......................................   6.125   07/01/10          2,107
  1,000   Emmaus, PA Genl Auth Rev Var Loc Govt Bond Pool Pgm Ser B
          Var Rate Cpn (BIGI Insd)....................................   8.000   05/15/18          1,062
  1,000   Lehigh Cnty, PA Indl Dev Auth Pollutn Ctl Rev PA Pwr & Lt Co
          Proj Ser A Rfdg (MBIA Insd).................................   6.400   11/01/21          1,067
  3,750   Montgomery Cnty, PA Indl Dev Auth Rev Pollutn Ctl Ser E Rfdg
          (MBIA Insd).................................................   6.700   12/01/21          4,114
  2,000   Northeastern PA Hosp & Edl Auth Wyoming Valley Hlth Care Ser
          A (AMBAC Insd)..............................................   5.250   01/01/26          1,902
  1,000   Northeastern PA Hosp & Edl Auth College Rev Gtd Luzerne Cnty
          Cmnty College (AMBAC Insd)..................................   6.625   08/15/15          1,096
  3,040   Pennsylvania St Higher Edl Fac Allegheny DE Vly Oblig (MBIA
          Insd).......................................................   5.875   11/15/21          3,118
  5,000   Pennsylvania St Higher Edl Fac Allegheny DE Vly Oblig Ser A
          (MBIA Insd).................................................   5.875   11/15/21          5,129
  3,000   Philadelphia, PA Auth Indl Dev Lease Rev Ser A (MBIA
          Insd).......................................................   5.375   02/15/27          2,875
  2,250   Philadelphia, PA Gas Wks Rev 14th Ser A Rfdg (FSA Insd).....   6.375   07/01/14          2,424
  6,000   Philadelphia, PA Hosps & Higher Edl Fac Auth Hosp Rev
          Children's Hosp Ser A Rfdg (MBIA Insd)......................   5.000   02/15/21          5,449
  1,000   Saint Mary's Hosp Auth Bucks Cnty, PA Rev Franciscan Hlth
          Saint Mary Ser A (MBIA Insd)................................   6.500   07/01/22          1,077
  1,000   Saint Mary's Hosp Auth Bucks Cnty, PA Rev Franciscan Hlth
          Sys Ser B (MBIA Insd).......................................   6.500   07/01/12          1,084
  1,000   Sayre, PA Hlth Care Fac Auth Rev VHA Cap Asset Fin Pgm Ser
          H2 (AMBAC Insd).............................................   7.625   12/01/15          1,109
  1,000   State Pub Sch Bldg Auth PA Sch Rev Burgettstown Sch Dist Ser
          D (MBIA Insd)...............................................   6.500   02/01/14          1,093
                                                                                              ----------
                                                                                                  38,279
                                                                                              ----------
          RHODE ISLAND  2.3%
  4,175   Rhode Island St Hlth & Edl Bldg Higher Edl Roger Williams
          Univ (Connie Lee Insd)......................................   5.250   11/15/16          3,970
  4,225   Rhode Island St Hlth & Edl Bldg Higher Edl Roger Williams
          Univ (Connie Lee Insd)......................................   5.375   11/15/24          4,020
  2,000   Rhode Island St Hlth & Edl Bldg Higher Edl Roger Williams
          Univ (Connie Lee Insd)......................................   7.250   11/15/24          2,365
 18,000   Rhode Island St Hlth & Edl Bldg Corp Rev RI Hosp (Inverse
          Fltg) (FGIC Insd) (c).......................................   9.822   08/15/21         21,217
                                                                                              ----------
                                                                                                  31,572
                                                                                              ----------

                                               See Notes to Financial Statements

                               December 31, 1996

---------------------------------------------------------------------------------------------------------
  Par                                                                                           Market
Amount                                                                                          Value
 (000)                            Description                           Coupon   Maturity       (000)
---------------------------------------------------------------------------------------------------------

          SOUTH CAROLINA  0.4%
$    70   Charleston Cnty, SC Ctfs Partn Ser B (MBIA Insd)............   6.875%  06/01/14     $       78
  1,430   Charleston Cnty, SC Ctfs Partn Ser B (Prerefunded @
          06/01/04) (MBIA Insd).......................................   6.875   06/01/14          1,652
  3,000   Florence Cnty, SC Pub Fac Corp Ctfs Partn Law Enforcement
          Proj Civic Cent (Prerefunded @ 03/01/00) (AMBAC Insd).......   7.600   03/01/14          3,322
    635   Saint Andrews, SC Pub Svcs Dist Swr Sys Rev (FGIC Insd).....   7.750   01/01/18            669
                                                                                              ----------
                                                                                                   5,721
                                                                                              ----------
          SOUTH DAKOTA  0.8%
  5,205   South Dakota St Lease Rev Trust Ctfs Ser A (FSA Insd).......   6.625   09/01/12          5,894
  4,000   South Dakota St Lease Rev Trust Ctfs Ser A (FSA Insd).......   6.700   09/01/17          4,656
                                                                                              ----------
                                                                                                  10,550
                                                                                              ----------
          TENNESSEE  0.5%
  2,000   Chattanooga-Hamilton Cnty, TN Hosp Auth Hosp Rev Erlanger
          Med Cent Ser B (Inverse Fltg) (Prerefunded @ 05/01/01) (FSA
          Insd).......................................................   9.875   05/25/21          2,427
  3,320   Johnson City, TN Sch Sales Tax (AMBAC Insd).................   6.700   05/01/18          3,678
                                                                                              ----------
                                                                                                   6,105
                                                                                              ----------
          TEXAS  5.2%
  3,000   Amarillo, TX Hlth Fac Corp Hosp Rev High Plains Baptist Hosp
          (Inverse Fltg) (FSA Insd)...................................   9.149   01/01/22          3,454
  1,000   Austin, TX Util Sys Rev (Prerefunded @ 05/15/02) (BIGI
          Insd).......................................................   8.625   11/15/12          1,194
  2,500   Austin, TX Util Sys Rev Rfdg (AMBAC Insd) (b)...............   6.500   11/15/05          2,663
 12,500   Austin, TX Util Sys Rev Ser A Rfdg (MBIA Insd)..............       *   11/15/10          5,873
  2,300   Brazoria Cnty, TX Hlth Fac Dev Corp Hosp Rev Brazosport Mem
          Hosp Rfdg (FSA Insd)........................................   5.500   07/01/13          2,290
  9,000   Brazos River Auth TX Rev Coll Houston Lt & Pwr Co Proj B
          Rfdg (BIGI Insd)............................................   8.250   05/01/15          9,626
  6,515   Brazos River Auth TX Rev Coll Houston Lt & Pwr Co Proj C
          Rfdg (BIGI Insd)............................................   8.100   05/01/19          6,955
  3,120   Corpus Christi, TX Hsg Fin Corp Single Family Mtg Rev Ser A
          Rfdg (MBIA Insd)............................................   7.700   07/01/11          3,345
  6,525   Dallas Cnty, TX Util & Reclamation Dist (MBIA Insd).........       *   02/15/07          3,455
  6,780   Dallas Cnty, TX Util & Reclamation Dist (MBIA Insd).........       *   02/15/08          3,322
  7,705   Dallas Cnty, TX Util & Reclamation Dist (MBIA Insd).........       *   02/15/09          3,478
 13,525   El Paso, TX Hsg Fin Corp Mtg Rev Single Family (FGIC
          Insd).......................................................       *   11/01/16          1,708
  3,595   Galveston Cnty, TX Hlth Fac Devereux Fndtn (MBIA Insd)......   5.000   11/01/14          3,406
  1,630   Galveston Cnty, TX Hlth Fac Devereux Fndtn (MBIA Insd)......   5.000   11/01/19          1,516
  2,745   Harris Cnty, TX Hlth Fac Dev Corp Spl Fac Rev TX Med Cent
          Proj (Prerefunded @ 05/15/00) (MBIA Insd)...................   7.375   05/15/20          3,053
  1,250   Harris Cnty, TX Hlth Fac Dev Corp Thermal Util Rev Teco Proj
          Ser A (AMBAC Insd)..........................................   7.250   02/15/15          1,365
  4,615   Harris Cnty, TX Toll Rd Tax & Sub Lien Ser A Rfdg (FGIC
          Insd).......................................................       *   08/15/07          2,656
    245   Henderson, TX (AMBAC Insd)..................................   9.125   05/15/04            313
  2,500   North Central TX Hlth Fac Dev Hosp Zale Lipshy Univ Proj
          (FSA Insd) (b)..............................................   5.450   04/01/19          2,402
  2,000   Plano, TX Muni Drainage Util Sys Rev (AMBAC Insd)...........   5.250   05/15/16          1,937
  1,000   San Antonio, TX Indt Sch Dist Pub Fac Corp Lease Rev (AMBAC
          Insd).......................................................   5.850   10/15/10          1,047
  3,330   Tarrant Cnty, TX Hlth Fac Rfdg & Impt Fort Worth Osteopathic
          (MBIA Insd).................................................   5.500   05/15/16          3,293
  1,975   Tarrant Cnty, TX Hlth Fac Dev Corp Hlth Sys Rev Ser A (FGIC
          Insd).......................................................   5.000   09/01/15          1,829
                                                                                              ----------
                                                                                                  70,180
                                                                                              ----------

                                                                        See Notes to Financial Statements


                               December 31, 1996

---------------------------------------------------------------------------------------------------------
  Par                                                                                           Market
Amount                                                                                          Value
 (000)                            Description                           Coupon   Maturity       (000)
---------------------------------------------------------------------------------------------------------
          UTAH  2.5%
$ 3,335   Intermountain Pwr Agy UT Pwr Supply Rev (FSA Insd)..........   6.250%  07/01/08     $    3,704
  1,545   Intermountain Pwr Agy UT Pwr Supply Rev (FSA Insd)..........   6.250   07/01/09          1,712
 13,000   Intermountain Pwr Agy UT Pwr Supply Rev Ser B Rfdg (MBIA
          Insd) (b)...................................................   5.750   07/01/19         12,748
  2,720   Payson City, UT Cnty UT Elec Pwr Rev (BIGI Insd)............   8.000   08/15/03          2,925
    750   Provo, UT Elec Rev 1984 Ser A Rfdg (AMBAC Insd).............  10.375   09/15/15          1,038
  3,500   Salt Lake City, UT Hosp Rev IHC Hosp Inc Rfdg (Inverse Fltg)
          (AMBAC Insd)................................................   9.515   05/15/20          4,073
  7,385   Utah St Muni Fin Co-op Local Govt Rev Pool Cap Salt Lake
          (FSA Insd)..................................................       *   03/01/09          3,807
  3,115   West Jordan, UT Multi-Family Rev Broadmoor Village Apts Proj
          Ser A Rfdg (FSA Insd).......................................   6.800   01/01/15          3,286
                                                                                              ----------
                                                                                                  33,293
                                                                                              ----------
          VIRGINIA  1.0%
  2,315   Chesapeake Bay Brdg & Tunl Comm VA Dist Rev Genl Resolution
          Rfdg (Prerefunded @ 07/01/01) (MBIA Insd)...................   6.375   07/01/22          2,536
  2,250   Fredericksburg, VA Indl Dev Medicorp Hlth Sys Oblig Rfdg
          (AMBAC Insd)................................................   5.250   06/15/16          2,174
  4,000   Loudoun Cnty, VA Ctfs Partn (FSA Insd)......................   6.800   03/01/14          4,499
    750   University of VA Hosp Rev Ser C Rfdg (Prerefunded @
          06/01/00) (AMBAC Insd) (d)..................................  0/9.375  06/01/07            842
  3,750   Virginia Beach, VA Dev Auth Hosp Fac Rev VA Beach Genl Hosp
          Proj (AMBAC Insd)...........................................   5.125   02/15/18          3,569
                                                                                              ----------
                                                                                                  13,620
                                                                                              ----------
          WASHINGTON  3.6%
  1,250   Franklin Cnty, WA Pub Util Dist No 1 Elec Rev (Prerefunded @
          09/01/01) (AMBAC Insd)......................................   7.100   09/01/08          1,389
    350   Pierce Cnty, WA Swr Rev Ser A (MBIA Insd)...................   9.000   02/01/05            432
  1,000   Snohomish Cnty, WA Solid Waste Rev (MBIA Insd)..............   7.000   12/01/10          1,116
  5,000   Spokane, WA Regl Solid Waste Mgmt Sys Rev (AMBAC Insd)......   6.250   12/01/11          5,360
    160   University of WA Univ Rev (MBIA Insd).......................   7.000   12/01/21            178
  1,000   Washington St Hlth Care Fac Auth Rev VA Mason Med Cent (MBIA
          Insd).......................................................   8.000   07/01/15          1,039
  3,090   Washington St Pub Pwr Supply Sys Nuclear Proj No 1 Rev Ser A
          Rfdg (AMBAC Insd)...........................................   5.700   07/01/09          3,161
  9,435   Washington St Pub Pwr Supply Sys Nuclear Proj No 1 Rev Ser C
          Rfdg (Prerefunded @ 07/01/00) (FGIC Insd)...................   7.750   07/01/08         10,647
  2,500   Washington St Pub Pwr Supply Sys Nuclear Proj No 2 Rev Ser A
          Rfdg (AMBAC Insd)...........................................   5.700   07/01/11          2,515
 13,000   Washington St Pub Pwr Supply Sys Nuclear Proj No 2 Rev Ser A
          Rfdg (MBIA Insd)............................................   5.700   07/01/12         13,087
  3,015   Washington St Pub Pwr Supply Sys Nuclear Proj No 2 Rev Ser C
          Rfdg (MBIA Insd)............................................       *   07/01/04          2,067
  6,500   Washington St Pub Pwr Supply Sys Nuclear Proj No 2 Rev Ser C
          Rfdg (Prerefunded @ 01/01/01) (FGIC Insd)...................   7.375   07/01/11          7,285
                                                                                              ----------
                                                                                                  48,276
                                                                                              ----------
          WISCONSIN  0.2%
  2,300   Wisconsin St Hlth & Edl Fac of the Medical College WI Inc
          Proj (MBIA Insd)............................................   5.500   12/01/26          2,229
                                                                                              ----------
          WYOMING  0.2%
  2,000   Laramie Cnty, WY Hosp Rev Mem Hosp Proj (AMBAC Insd)........   6.700   05/01/12          2,200
                                                                                              ----------

                                                                       See Notes to Financial Statements


                               December 31, 1996
--------------------------------------------------------------------------------

  Par                                                                                           Market
Amount                                                                                          Value
 (000)                            Description                           Coupon   Maturity       (000)
---------------------------------------------------------------------------------------------------------
          PUERTO RICO  0.2%
$ 3,000   Puerto Rico Indl Tourist Edl Med & Environmental Ctl Fac
          Hosp Auxilio (MBIA Insd)....................................   6.250%  07/01/16     $    3,206
                                                                                              ----------
TOTAL LONG-TERM INVESTMENTS  100.2%
(Cost $1,262,735,599) (a).................................................................     1,362,642
SHORT-TERM INVESTMENTS AT AMORTIZED COST  2.3%............................................         31,700
LIABILITIES IN EXCESS OF OTHER ASSETS  (2.5%).............................................        (34,100)
                                                                                              ----------
NET ASSETS  100.0%........................................................................    $1,360,242
                                                                                               ---------

 * Zero coupon bond

(a) At December 31, 1996, cost for federal income tax purposes is $1,262,735,599; the aggregate gross unrealized appreciation is $100,536,631 and the aggregate gross unrealized depreciation is $629,737, resulting in net unrealized appreciation of $99,906,894.

(b) Securities purchased on a when issued or delayed delivery basis.

(c) Assets segregated as collateral for when issued or delayed delivery purchase commitments and open futures transactions.

(d) Security is currently a zero coupon bond which will convert to a coupon paying bond at a predetermined date.

AMBAC--AMBAC Indemnity Corporation

BIGI--Bond Investor Guaranty Inc.

CAPMAC--Capital Markets Assurance Corp.

Connie Lee--Connie Lee Insurance Company

FGIC--Financial Guaranty Insurance Company

FSA--Financial Security Assurance Inc.

MBIA--Municipal Bond Investors Assurance Corp.

                                               See Notes to Financial Statements

                      STATEMENT OF ASSETS AND LIABILITIES

                               December 31, 1996
    All amounts, except for Maximum Offering Price information, reported in thousands
--------------------------------------------------------------------------------

ASSETS:
Long-Term Investments, at Market Value (Cost $1,262,736)
  (Note 1)..................................................  $1,362,642
Short-Term Investments (Note 1).............................      31,700
Cash........................................................         855
Receivables:
  Interest..................................................      20,506
  Securities Sold...........................................       4,178
  Fund Shares Sold..........................................         728
  Variation Margin on Futures (Note 5)......................          27
Other.......................................................          41
                                                              ------------
      Total Assets..........................................   1,420,677
                                                              ------------
LIABILITIES:
Payables:
  Securities Purchased......................................      40,514
  Fund Shares Repurchased...................................      16,645
  Income Distributions......................................       1,840
  Distributor and Affiliates (Notes 2 and 6)................         614
  Investment Advisory Fee (Note 2)..........................         580
Accrued Expenses............................................         142
Deferred Compensation and Retirement Plans (Note 2).........         100
                                                              ------------
      Total Liabilities.....................................      60,435
                                                              ------------
NET ASSETS..................................................  $1,360,242
                                                              ============
NET ASSETS CONSIST OF:
Capital (Note 3)............................................  $1,255,253
Net Unrealized Appreciation on Securities...................      99,934
Accumulated Net Realized Gain on Securities.................       5,144
Accumulated Distributions in Excess of Net Investment
  Income....................................................         (89)
                                                              ------------
NET ASSETS..................................................  $1,360,242
                                                              ============
MAXIMUM OFFERING PRICE PER SHARE:
  Class A Shares:
    Net asset value and redemption price per share (Based on
    net assets of $1,283,668,498 and 66,727,067 shares of
    beneficial interest issued and outstanding).............  $    19.24
    Maximum sales charge (4.75%* of offering price).........         .96
                                                              ------------
    Maximum offering price to public........................  $    20.20
                                                              ============
  Class B Shares:
    Net asset value and offering price per share (Based on
    net assets of $71,630,619 and 3,723,056 shares of
    beneficial interest issued and outstanding).............  $    19.24
                                                              ============
  Class C Shares:
    Net asset value and offering price per share (Based on
    net assets of $4,943,225 and 256,937 shares of
    beneficial interest issued and outstanding).............  $    19.24
                                                              ============
*On sales of $100,000 or more, the sales charge will be
  reduced.

                                               See Notes to Financial Statements

                            STATEMENT OF OPERATIONS

                      For the Year Ended December 31, 1996
                       All amounts reported in thousands
--------------------------------------------------------------------------------

INVESTMENT INCOME:
Interest....................................................  $ 84,388
                                                              ----------
EXPENSES:
Investment Advisory Fee (Note 2)............................     6,928
Distribution (12b-1) and Service Fees (Attributed to Classes
  A, B, and C of
  $2,897, $721 and $47, respectively) (Note 6)..............     3,665
Shareholder Services (Note 2)...............................     1,714
Legal (Note 2)..............................................       156
Insurance (Note 1)..........................................        49
Trustees Fees and Expenses (Note 2).........................        36
Other.......................................................     1,266
                                                              ----------
    Total Expenses..........................................    13,814
    Less Expenses Reimbursed (Note 2).......................        10
                                                              ----------
    Net Expenses............................................    13,804
                                                              ----------
NET INVESTMENT INCOME.......................................  $ 70,584
                                                              ==========
REALIZED AND UNREALIZED GAIN/LOSS ON SECURITIES:
Realized Gain/Loss on Securities:
  Investments...............................................  $ 11,171
  Options...................................................        15
  Futures...................................................      (540)
                                                              ----------
Net Realized Gain on Securities.............................    10,646
                                                              ----------
Unrealized Appreciation/Depreciation on Securities:
  Beginning of the Period...................................   132,803
                                                              ----------
  End of the Period:
    Investments.............................................    99,907
    Futures.................................................        27
                                                              ----------
                                                                99,934
                                                              ----------
Net Unrealized Depreciation on Securities During the
  Period....................................................   (32,869)
                                                              ----------
NET REALIZED AND UNREALIZED LOSS ON SECURITIES..............  $(22,223)
                                                              ==========
NET INCREASE IN NET ASSETS FROM OPERATIONS..................  $ 48,361
                                                              ==========

                                               See Notes to Financial Statements

                       STATEMENT OF CHANGES IN NET ASSETS

                 For the Years Ended December 31, 1996 and 1995
                       All amounts reported in thousands

---------------------------------------------------------------------------------------------------
                                                                 Year Ended          Year Ended
                                                              December 31, 1996   December 31, 1995
---------------------------------------------------------------------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income.......................................      $  70,584           $  68,684
Net Realized Gain on Securities.............................         10,646               2,636
Net Unrealized Appreciation/Depreciation on Securities
  During the Period.........................................        (32,869)            135,893
                                                               ------------        ------------
Change in Net Assets from Operations........................         48,361             207,213
                                                               ------------        ------------
Distributions from Net Investment Income*...................        (70,584)            (68,723)
Distributions in Excess of Net Investment Income* (Note 1)..           (468)               (319)
                                                               ------------        ------------
  Distributions from and in Excess of Net Investment
    Income*.................................................        (71,052)            (69,042)
                                                               ------------        ------------
NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES.........        (22,691)            138,171
                                                               ------------        ------------
FROM CAPITAL TRANSACTIONS (NOTE 3):
Proceeds from Shares Sold...................................        579,040             373,368
Net Asset Value of Shares Issued Through Dividend
  Reinvestment..............................................         48,358              47,663
Cost of Shares Repurchased..................................       (690,250)           (257,167)
                                                               ------------        ------------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS..........        (62,852)            163,864
                                                               ------------        ------------
TOTAL INCREASE/DECREASE IN NET ASSETS.......................        (85,543)            302,035
NET ASSETS:
Beginning of the Period.....................................      1,445,785           1,143,750
                                                               ------------        ------------
End of the Period (Including accumulated distributions in
  excess of net investment income of $89 and $51,
  respectively).............................................     $1,360,242          $1,445,785
                                                                 ==========          ==========

                                                            Year Ended          Year Ended
*Distributions by Class                                  December 31, 1996   December 31, 1995
----------------------------------------------------------------------------------------------
Distributions from and in Excess of Net Investment
  Income:
  Class A Shares........................................     $(67,667)            $(66,800)
  Class B Shares........................................       (3,179)              (2,061)
  Class C Shares........................................         (206)                (181)
                                                             ---------            --------
                                                             $(71,052)            $(69,042)
                                                             =========            ========

                                                          See Notes to Financial Statements



                              FINANCIAL HIGHLIGHTS

       The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.
--------------------------------------------------------------------------------


                                                                              Year Ended December 31
                                                              -------------------------------------------------------
                       Class A Shares                           1996        1995        1994        1993       1992
---------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of the Period....................  $ 19.549    $ 17.572    $ 19.857    $ 18.721    $18.478
                                                              ---------   ---------   ---------   ---------   --------
  Net Investment Income.....................................      .980       1.021       1.051       1.107      1.146
  Net Realized and Unrealized Gain/Loss on Securities.......     (.304)      1.982      (2.280)      1.145       .561
                                                              ---------   ---------   ---------   ---------   --------
Total from Investment Operations............................      .676       3.003      (1.229)      2.252      1.707
                                                              ---------   ---------   ---------   ---------   --------
Less:
  Distributions from and in Excess of Net Investment Income
    (Note 1)................................................      .987       1.026       1.056       1.116      1.140
  Distributions from Net Realized Gain on Securities (Note
    1)......................................................       -0-         -0-         -0-         -0-       .324
                                                              ---------   ---------   ---------   ---------   --------
Total Distributions.........................................      .987       1.026       1.056       1.116      1.464
                                                              ---------   ---------   ---------   ---------   --------
Net Asset Value, End of the Period..........................  $ 19.238    $ 19.549    $ 17.572    $ 19.857    $18.721
                                                              =========   =========   =========   =========   ========
Total Return (a)............................................     3.65%      17.49%      (6.31%)     12.32%      9.51%
Net Assets at End of the Period (In millions)...............  $1,283.7    $1,365.4    $1,110.2    $1,230.0    $ 999.9
Ratio of Expenses to Average Net Assets (b).................      .95%        .88%        .88%        .84%       .83%
Ratio of Net Investment Income to Average Net Assets (b)....     5.11%       5.44%       5.70%       5.69%      6.14%
Portfolio Turnover..........................................       92%         70%         48%         79%       112%

(a) Total Return is based upon net asset value which does not include payment of the maximum sales charge or contingent deferred sales charge.

(b) The impact on the Ratios of Expenses and Net Investment Income to Average Net Assets due to VKAC's reimbursement of certain expenses was less than 0.01%.

                                               See Notes to Financial Statements

       The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.
--------------------------------------------------------------------------------

                                                                                                  May 1, 1993
                                                                 Year Ended December 31        (Commencement of
                                                              -----------------------------    Distribution) to
                       Class B Shares                          1996       1995       1994      December 31, 1993
----------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of the Period....................  $19.549    $17.563    $19.824         $19.320
                                                              --------   --------   --------        -------
  Net Investment Income.....................................     .832       .890       .899            .619

  Net Realized and Unrealized Gain/Loss on Securities.......    (.304)     1.978     (2.276)           .513
                                                              --------   --------   --------        -------

Total from Investment Operations............................     .528      2.868     (1.377)          1.132

Less Distributions from and in Excess of Net Investment
  Income (Note 1)...........................................     .837       .882       .884            .628
                                                              --------   --------   --------        -------

Net Asset Value, End of the Period..........................  $19.240    $19.549    $17.563         $19.824

                                                              ========   ========   ========        =======

Total Return (a)............................................    2.83%     16.67%     (7.03%)          5.92%*
Net Assets at End of the Period (In millions)...............  $  71.6    $  75.3    $  30.0         $  20.8
Ratio of Expenses to Average Net Assets (b).................    1.74%      1.67%      1.71%           1.68%
Ratio of Net Investment Income to Average Net Assets (b)....    4.38%      4.69%      4.88%           4.25%
Portfolio Turnover..........................................      92%        70%        48%             79%

 * Non-Annualized

(a) Total Return is based upon net asset value which does not include payment of the maximum sale charge or contingent deferred sales charge.

(b) The impact on the Ratios of Expenses and Net Investment Income to Average Net Assets due to VKAC's reimbursement of certain expenses was less than 0.01%.

                                               See Notes to Financial Statements

       The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.
--------------------------------------------------------------------------------

                                                                                                August 13, 1993
                                                                 Year Ended December 31        (Commencement of
                                                              -----------------------------    Distribution) to
                       Class C Shares                          1996       1995       1994      December 31, 1993
----------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of the Period....................  $19.548    $17.568    $19.823         $19.650
                                                              --------   --------   --------      ---------

  Net Investment Income.....................................     .830       .883       .908            .350

  Net Realized and Unrealized Gain/Loss on Securities.......    (.302)     1.979     (2.279)           .181
                                                              --------   --------   --------      --------

Total from Investment Operations............................     .528      2.862     (1.371)           .531

Less Distributions from and in Excess of Net Investment
  Income (Note 1)...........................................     .837       .882       .884            .358
                                                              --------   --------   --------      ---------

Net Asset Value, End of the Period..........................  $19.239    $19.548    $17.568         $19.823

                                                              ========   ========   ========        =======
Total Return (a)............................................    2.83%     16.60%     (6.98%)          2.70%*
Net Assets at End of the Period (In millions)...............  $   4.9    $   5.1    $   3.5         $  5.0
Ratio of Expenses to Average Net Assets (b).................    1.74%      1.67%      1.70%           1.68%
Ratio of Net Investment Income to Average Net Assets (b)....    4.37%      4.68%      4.89%           4.21%
Portfolio Turnover..........................................      92%        70%        48%             79%

 * Non-Annualized

(a) Total Return is based upon net asset value which does not include payment of the maximum sales charge or contingent deferred sales charge.

(b) The impact on the Ratios of Expenses and Net Investment Income to Average Net Assets due to VKAC's reimbursement of certain expenses was less than 0.01%.

                                               See Notes to Financial Statements

                         NOTES TO FINANCIAL STATEMENTS

                               December 31, 1996
--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES
Van Kampen American Capital Insured Tax Free Income Fund (the "Fund") is organized as a series of Van Kampen American Capital Tax Free Trust (the "Trust"), a Delaware business trust and is registered as a diversified open-end management investment company under the Investment Company Act of 1940, as amended. The Fund's investment objective is to provide investors with a high level of current income exempt from federal income taxes, with liquidity and safety of principal, primarily through an investment in a diversified portfolio of insured municipal securities. The Fund commenced the distribution of its Class B and Class C shares on May 1, 1993 and August 13, 1993, respectively. On May 2, 1995, all Class D shareholders redeemed their shares and the class was eliminated. The Fund will no longer offer Class D shares.
       The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION--Investments are stated at value using market quotations or, if such valuations are not available, estimates obtained from yield data relating to instruments or securities with similar characteristics in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost.

B. SECURITY TRANSACTIONS--Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. The Fund may purchase and sell securities on a "when issued" or "delayed delivery" basis, with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Fund will maintain, in a segregated account with its custodian, assets having an aggregate value at least equal to the amount of the when issued or delayed delivery purchase commitments until payment is made.

C. INVESTMENT INCOME--Interest income is recorded on an accrual basis. Bond premium and original issue discount are amortized over the expected life of each applicable security.

                               December 31, 1996
--------------------------------------------------------------------------------

D. FEDERAL INCOME TAXES--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

       Net realized losses differ for financial reporting and tax purposes as a result of losses recognized for tax purposes on open futures positions at December 31, 1996.

E. DISTRIBUTION OF INCOME AND GAINS--The Fund declares daily and pays monthly dividends from net investment income. Net realized gains, if any, are distributed annually. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes. For the year ended December 31, 1996, 99.8% of the income distributions made by the Fund were exempt from federal income taxes.

       Due to inherent differences in the recognition of certain expenses under generally accepted accounting principles and federal income tax purposes, the amount of distributed net investment income may differ for a particular period. These differences are temporary in nature, but may result in book basis distribution in excess of net investment income for certain periods.

       Permanent book and tax basis differences relating to the recognition of expenses associated with fund mergers (see Note 3) totaling $430,096 have been reclassified from accumulated undistributed net investment income to capital.

F. INSURANCE EXPENSES--The Fund typically invests in insured bonds. Any portfolio securities not specifically covered by a primary insurance policy are insured secondarily through the Fund's portfolio insurance policy. Insurance premiums are based on the daily balances of uninsured bonds in the portfolio of investments and are charged to expense on an accrual basis. The insurance policy guarantees the timely payment of principal and interest on the securities in the Fund's portfolio.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, Van Kampen American Capital Investment Advisory Corp. (the "Adviser") will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

                     AVERAGE NET ASSETS                       % PER ANNUM
-------------------------------------------------------------------------
First $500 million..........................................   .525 of 1%
Next $500 million...........................................   .500 of 1%
Next $500 million...........................................   .475 of 1%
Over $1.5 billion...........................................   .450 of 1%

       For the year ended December 31, 1996, the Adviser reimbursed the Fund for certain trustees' compensation in connection with the July 1995 increase in the number of trustees of the Fund.

       Certain legal expenses are paid to Skadden, Arps, Slate, Meagher & Flom, counsel to the Fund, of which a trustee of the Fund is an affiliated person.

       For the year ended December 31, 1996, the Fund recognized expenses of approximately $103,800 representing Van Kampen American Capital Distributors, Inc.'s or its affiliates' (collectively "VKAC") cost of providing accounting, cash management and legal services to the Fund.

                               December 31, 1996
--------------------------------------------------------------------------------

       ACCESS Investor Services, Inc. ("ACCESS"), an affiliate of the Adviser, serves as the shareholder servicing agent of the Fund. For the year ended December 31, 1996, the Fund recognized expenses of approximately $1,272,800, representing ACCESS' cost of providing transfer agency and shareholder services plus a profit.

       Certain officers and trustees of the Fund are also officers and directors of VKAC. The Fund does not compensate its officers or trustees who are officers of VKAC.

       The Fund has implemented deferred compensation and retirement plans for its trustees. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation to a later date. The retirement plan covers those trustees who are not officers of VKAC.

3. CAPITAL TRANSACTIONS

The Fund has outstanding three classes of common shares, Classes A, B and C, each with a par value of $.01 per share. There are an unlimited number of shares of each class authorized.

       At December 31, 1996, capital aggregated $1,179,723,178, $70,392,984 and
$5,137,291 for Classes A, B and C, respectively. For the year ended December 31, 1996, transactions were as follows:

                                                               SHARES          VALUE
----------------------------------------------------------------------------------------
Sales:
  Class A..................................................   29,859,557   $ 567,772,788
  Class B..................................................      504,537       9,594,322
  Class C..................................................       88,189       1,673,061
                                                             ------------   ------------
Total Sales................................................   30,452,283   $ 579,040,171
                                                             ============   ============
Dividend Reinvestment:
  Class A..................................................    2,446,455   $  46,553,726
  Class B..................................................       86,458       1,644,731
  Class C..................................................        8,358         159,069
                                                             ------------   ------------
Total Dividend Reinvestment................................    2,541,271   $  48,357,526
                                                             ============   ============
Repurchases:
  Class A..................................................  (35,424,716)  $(674,636,862)
  Class B..................................................     (718,709)    (13,659,358)
  Class C..................................................     (101,870)     (1,953,309)
                                                             ------------   ------------
Total Repurchases..........................................  (36,245,295)  $(690,249,529)
                                                             ============   ============

                               December 31, 1996
--------------------------------------------------------------------------------

       At December 31, 1995, capital aggregated $1,240,439,855, $72,835,537 and
$5,259,989 for Classes A, B and C, respectively. For the year ended December 31, 1995, transactions were as follows:

                                                               SHARES          VALUE
----------------------------------------------------------------------------------------
Sales:
  Class A..................................................   17,358,362   $ 324,651,466
  Class B..................................................    2,506,874      46,741,719
  Class C..................................................      105,778       1,974,750
  Class D..................................................          -0-             -0-
                                                             ------------   ------------
Total Sales................................................   19,971,014   $ 373,367,935
                                                             ============   ============
Dividend Reinvestment:
  Class A..................................................    2,467,735   $  46,428,605
  Class B..................................................       56,865       1,075,245
  Class C..................................................        8,455         159,166
  Class D..................................................          -0-               3
                                                             ------------   ------------
Total Dividend Reinvestment................................    2,533,055   $  47,663,019
                                                             ============   ============
Repurchases:
  Class A..................................................  (13,162,194)  $(248,224,027)
  Class B..................................................     (422,533)     (7,986,889)
  Class C..................................................      (51,141)       (953,892)
  Class D..................................................         (111)         (2,099)
                                                             ------------   ------------
Total Repurchases..........................................  (13,635,979)  $(257,166,907)
                                                             ============   ============

       Class B and C shares are offered without a front end sales charge, but are subject to a contingent deferred sales charge (CDSC). The CDSC will be imposed on most redemptions made within six years of the purchase for Class B and one year of the purchase for Class C as detailed in the following schedule. The Class B and C shares bear the expense of their respective deferred sales arrangements, including higher distribution and service fees and incremental transfer agency costs.

                                                                CONTINGENT DEFERRED
                                                                   SALES CHARGE
                     YEAR OF REDEMPTION                       CLASS B         CLASS C
-------------------------------------------------------------------------------------
First.......................................................   4.00%           1.00%
Second......................................................   3.75%            None
Third.......................................................   3.50%            None
Fourth......................................................   2.50%            None
Fifth.......................................................   1.50%            None
Sixth.......................................................   1.00%            None
Seventh and Thereafter......................................    None            None

                               December 31, 1996
--------------------------------------------------------------------------------

       For the year ended December 31, 1996, VKAC, as Distributor for the Fund, received commissions on sales of the Fund's Class A shares of approximately $405,200 and CDSC on redeemed shares of approximately $233,200. Sales charges do not represent expenses of the Fund.

       On September 27, 1995, the Fund acquired all of the assets and liabilities of the Van Kampen American Capital Tax-Exempt Trust-Insured Municipal Portfolio (the "AC Fund"), through a tax free reorganization approved by AC Fund shareholders on September 21, 1995. The Fund issued 3,513,425 Class A shares, 1,958,037 Class B shares and 73,421 Class C shares valued at $65,701,115, $36,595,879 and $1,372,231, respectively, in exchange for AC Fund's net assets. Shares issued in connection with this reorganization are included in common share sales for the year ended December 31, 1995. Combined net assets on the date of acquisition were $1,236,253,953.

4. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $1,258,779,404 and $1,320,020,635, respectively.

5. DERIVATIVE FINANCIAL INSTRUMENTS

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index.

       The Fund has a variety of reasons to use derivative instruments, such as to attempt to protect the Fund against possible changes in the market value of its portfolio and to manage the portfolio's effective yield, maturity and duration. All of the Fund's portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in the unrealized appreciation/depreciation on securities. Upon disposition, a realized gain or loss is recognized accordingly, except when exercising an option contract or taking delivery of a security underlying a futures contract. In these instances, the recognition of gain or loss is postponed until the disposal of the security underlying the option or futures contract.

       Summarized below are the specific types of derivative financial instruments used by the Fund.

A. OPTION CONTRACTS--An option contract gives the buyer the right, but not the obligation to buy (call) or sell (put) an underlying item at a fixed exercise price during a specified period. These contracts are generally used by the Fund to manage the portfolio's effective maturity and duration.

       Transactions in options for the year ended December 31, 1996 were as follows:

                                                             CONTRACTS     PREMIUM
------------------------------------------------------------------------------------
Outstanding at December 31, 1995...........................      -0-     $       -0-
Options Written and Purchased (Net)........................    4,650      (2,397,668)
Options Terminated in Closing Transactions (Net)...........   (4,650)      2,397,668
                                                             -------       ---------
Outstanding at December 31, 1996...........................      -0-     $       -0-
                                                             =======      ==========

B. FUTURES CONTRACTS--A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. The Fund generally invests in futures on U.S. Treasury Bonds and the Municipal Bond Index and typically closes the contract prior to the delivery date. These contracts are generally used to manage the portfolio's effective maturity and duration.

                               December 31, 1996
--------------------------------------------------------------------------------

       Upon entering into futures contracts, the Fund maintains, in a segregated account with its custodian, securities with a value equal to its obligation under the futures contracts. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin).

       Transactions in futures contracts for the year ended December 31, 1996, were as follows:

                                                              CONTRACTS
-----------------------------------------------------------------------
Outstanding at December 31, 1995............................       -0-
Futures Opened..............................................    10,990
Futures Closed..............................................   (10,890)
                                                              --------
 Outstanding at December 31, 1996............................      100
                                                              ========

       The futures contracts outstanding as of December 31, 1996, and the description and unrealized appreciation are as follows:

                                                                         UNREALIZED
                                                            CONTRACTS   APPRECIATION
------------------------------------------------------------------------------------
U.S. Treasury Bond Futures
  March 1997--Sells to Open (Current Notional Value of
  $112,655 per contract)..................................     100           $27,321
                                                               ===           =======

C. INDEXED SECURITIES--These instruments are identified in the portfolio of investments. The price of these securities may be more volatile than the price of a comparable fixed rate security.

       An Inverse Floating security is one where the coupon is inversely indexed to a short-term floating interest rate multiplied by a specified factor. As the floating rate rises, the coupon is reduced. Conversely, as the floating rate declines, the coupon is increased. These instruments are typically used by the Fund to enhance the yield of the portfolio.

       An Embedded Swap security includes a swap component such that the fixed coupon component of the underlying bond is adjusted by the difference between the securities fixed swap rate and the floating swap index. These instruments are typically used by the Fund to enhance the yield of the portfolio.

6. DISTRIBUTION AND SERVICE PLANS

The Fund and its shareholders have adopted a distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 and a service plan (collectively the "Plans"). The Plans govern payments for the distribution of the Fund's shares, ongoing shareholder services and maintenance of shareholder accounts.

       Annual fees under the Plans of up to .25% of Class A net assets and 1.00% each of Class B and Class C net assets are accrued daily. Included in these fees for the year ended December 31, 1996, are payments to VKAC of approximately $750,000.

                      STATEMENT OF ADDITIONAL INFORMATION

          VAN KAMPEN AMERICAN CAPITAL CALIFORNIA INSURED TAX FREE FUND

  Van Kampen American Capital California Insured Tax Free Fund, formerly known as Van Kampen Merritt California Insured Tax Free Fund (the "Fund"), is a separate diversified series of Van Kampen American Capital Tax Free Trust, a Delaware business trust (the "Trust"). The Trust is an open-end management investment company, commonly known as a mutual fund. The Fund's investment objective is to provide investors with a high level of current income exempt from federal and California income taxes, with liquidity and safety of principal primarily through investment in a diversified portfolio of insured California municipal securities. All of the municipal securities in the portfolio of the Fund will be insured by AMBAC Indemnity Corporation or by other municipal bond insurers whose claims-paying ability is rated "AAA" by Standard & Poor's Ratings Group on the date of purchase. The Fund's portfolio is managed by Van Kampen American Capital Advisory Corp. (the "Adviser").


  This Statement of Additional Information is not a prospectus but should be read in conjunction with the Prospectus for the Fund dated April 30, 1997 (the "Prospectus"). This Statement of Additional Information does not include all information that a prospective investor should consider before purchasing shares of the Fund, and investors should obtain and read the Prospectus prior to purchasing shares. A copy of the Prospectus may be obtained without charge by writing or calling Van Kampen American Capital Distributors, Inc. at One Parkview Plaza, Oakbrook Terrace, IL 60181 at (800) 421-5666 (or (800) 421-2833 for the hearing impaired). This Statement of Additional Information incorporates by reference the entire Prospectus.


  The Prospectus and this Statement of Additional Information omit certain information contained in the registration statement filed with the Securities and Exchange Commission, Washington, D.C. This omitted information may be obtained from the Commission upon payment of the fee prescribed, or inspected at the Commission's office at no charge.

                               TABLE OF CONTENTS


                                                             PAGE
                                                             ----
The Fund and The Trust...................................... B-2

Investment Policies and Restrictions........................ B-2

Additional Investment Considerations........................ B-4

Description of Municipal Securities Ratings................. B-22

Trustees and Officers....................................... B-27

Investment Advisory and Other Services...................... B-36

Custodian and Independent Accountants....................... B-38

Portfolio Transactions and Brokerage Allocation............. B-38

Tax Status of the Fund...................................... B-39

The Distributor............................................. B-39

Distribution and Service Plans.............................. B-40

Legal Counsel............................................... B-41

Performance Information..................................... B-41

Report of Independent Accountants........................... B-43

Financial Statements........................................ B-44

Notes to Financial Statements............................... B-55



       THIS STATEMENT OF ADDITIONAL INFORMATION IS DATED APRIL 30, 1997.

                             THE FUND AND THE TRUST


  Van Kampen American Capital California Insured Tax Free Fund (the "Fund") is a separate diversified series of the Trust, an open-end diversified management investment company commonly known as a mutual fund. The Trust is an unincorporated business trust established under the laws of the State of Delaware by an Agreement and Declaration of Trust dated as of May 10, 1995 (the "Declaration of Trust"). The Declaration of Trust permits the Trustees to create one or more separate investment portfolios and have a series of shares for each portfolio. The Trustees can further sub-divide each series of shares into one or more classes of shares for each portfolio. At present, the Fund, Van Kampen American Capital Tax Free High Income Fund, Van Kampen American Capital Municipal Income Fund, Van Kampen American Capital Insured Tax Free Income Fund, Van Kampen American Capital Intermediate Term Municipal Income Fund, Van Kampen American Capital Florida Insured Tax Free Income Fund, Van Kampen American Capital New Jersey Tax Free Income Fund and Van Kampen American Capital New York Tax Free Income Fund have been organized as series of the Trust and have commercial investment operations. Van Kampen American Capital California Tax Free Income Fund, Van Kampen American Capital Michigan Tax Free Income Fund, Van Kampen American Capital Missouri Tax Free Income Fund and Van Kampen American Capital Ohio Tax Free Income Fund have been organized as series of the Trust but have not commenced investment operations. Other series may be organized and offered in the future. The Fund was originally organized under the name Van Kampen Merritt California Insured Tax Free Fund as a sub-trust of Van Kampen Merritt Tax Free Fund, a Massachusetts business trust. The Fund was reorganized as a series of the Trust and adopted its present name as of July 31, 1995.


  Each share in a series of the Trust represents an equal proportionate interest in the assets of such series with each other share in such series and no interest in any other series. No series is subject to the liabilities of any other series. The Declaration of Trust provides that shareholders are not liable for any liabilities of the Trust or any of its series, requires inclusion of a clause to that effect in every agreement entered into by the Trust or any of its series and indemnifies shareholders against any such liability.

  Shares of the Trust entitle their holders to one vote per share; however, separate votes are taken by each series on matters affecting an individual series. For example, a change in investment policy for a series would be voted upon by shareholders of only the series involved. Except as described in the Prospectus, shares do not have cumulative voting rights, preemptive rights or any conversion or exchange rights other than those described in the Prospectus. The Trust does not contemplate holding regular meetings of shareholders to elect Trustees or otherwise. However, the holders of 10% or more of the outstanding shares may by written request require a meeting to consider the removal of Trustees by a vote of two-thirds of the shares then outstanding cast in person or by proxy at such meeting.

  The Trustees may amend the Declaration of Trust (including with respect to any series) in any manner without shareholder approval, except that the Trustees may not adopt any amendment adversely affecting the rights of shareholders of any series without approval by a majority of the outstanding shares of each affected series entitled to vote (or such higher vote as may be required by the Investment Company Act of 1940, as amended (the "1940 Act") or other applicable law).

  Statements contained in this Statement of Additional Information to the contents of any contract or other document referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement of which this Statement of Additional Information forms a part, each such statement being qualified in all respects by such reference.

                      INVESTMENT POLICIES AND RESTRICTIONS

  The investment objective of the Fund is set forth in the Prospectus under the caption "Investment Objectives and Policies." There can be no assurance that the Fund will achieve its objective.

  Fundamental investment restrictions limiting the investments of the Fund provide that the Fund may not:

   1. Purchase any securities (other than tax exempt obligations guaranteed by the United States Government or by its agencies or instrumentalities), if as a result more than 5% of the Fund's total assets

      (taken at current value) would then be invested in securities of a single issuer or if as a result the Fund would hold more than 10% of the outstanding voting securities or any single issuer, except that up to 25% of the Fund's total assets may be invested without regard to such limitation, except that the Fund may purchase securities of other investment companies to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.



   2. Invest more than 25% of its assets in a single industry. (As described in the Prospectus, the Fund may from time to time invest more than 25% of its assets in a particular segment of the municipal bond market; however, the Fund will not invest more than 25% of its assets in industrial development bonds in a single industry), except that the Fund may purchase securities of other investment companies to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.


   3. Borrow money, except from banks for temporary purposes and then in amounts not in excess of 5% of the total asset value of the Fund, or mortgage, pledge or hypothecate any assets except in connection with a borrowing and in amounts not in excess of 10% of the total asset value of the Fund. Borrowings may not be made for investment leverage, but only to enable the Fund to satisfy redemption requests where liquidation of portfolio securities is considered disadvantageous or inconvenient. In this connection, the Fund will not purchase portfolio securities during any period that such borrowings exceed 5% of the total asset value of the Fund. Notwithstanding this investment restriction, the Fund may enter into "when issued" and "delayed delivery" transactions as described in the Prospectus.

   4. Make loans, except to the extent the tax exempt obligations the Fund may invest in are considered to be loans.

   5. Buy any securities "on margin." The deposit of initial or maintained margin in connection with interest rate or other financial futures or index contracts or related options is not considered the purchase of a security on margin.

   6. Sell any securities "short," write, purchase or sell puts, calls or combinations thereof, or purchase or sell interest rate or other financial futures or index contracts or related options, except as hedging transactions in accordance with the requirements of the Securities and Exchange Commission and the Commodity Futures Trading Commission.

   7. Act as an underwriter of securities, except to the extent the Fund may be deemed to be an underwriter in connection with the sale of securities held in its portfolio.


   8. Make investments for the purpose of exercising control or participation in management, except that the Fund may purchase securities of other investment companies to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.



   9. Invest in securities issued by other investment companies except as part of a merger, reorganization or other acquisition and extent permitted by
      (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.


  10. Invest in equity interests in oil, gas or other mineral exploration of development programs.

  11. Purchase or sell real estate commodities or commodity contracts, except as set forth in item 6 above and except to the extent the municipal securities in which the Fund may invest are considered to be interests in real estate.

  The Fund may not change any of these investment restrictions nor any other fundamental policy as they apply to the Fund without the approval of the lesser of (i) more than 50% of the Fund's outstanding shares or (ii) 67% of the Fund's shares present at a meeting at which the holders of more than 50% of the outstanding shares are present in person or by proxy. As long as the percentage restrictions described above are satisfied at the time of the investment or borrowing, the Fund will be considered to have abided by those restrictions even if, at a later time, a change in values or net assets causes an increase or decrease in percentage beyond that allowed.

  The Fund generally will not engage in the trading of securities for the purpose of realizing short-term profits, but it will adjust its portfolio as deemed advisable in view of prevailing or anticipated market conditions to accomplish the Fund's investment objectives. For example, the Fund may sell portfolio securities in anticipation of a movement in interest rates. Frequency of portfolio turnover will not be a limiting factor if the Fund considers it advantageous to purchase or sell securities. Portfolio turnover is calculated by dividing the lesser of purchases or sales of portfolio securities by the monthly average value of the securities in the portfolio during the year. Securities, including options, whose maturity or expiration date at the time of acquisition were one year or less are excluded from such calculation. The Fund anticipates that its annual portfolio turnover rate will normally be less than 100%.

  The Fund does not intend to invest in certain "private activity" obligations issued after August 7, 1986. Interest on such "private activity" obligations is treated as a preference item for the purpose of calculating the alternative minimum tax. If the Fund were to invest in such "private activity" obligations, dividends paid to an investor who is subject to the alternative minimum tax might not be completely tax exempt or might cause an investor to be subject to such tax.

                      ADDITIONAL INVESTMENT CONSIDERATIONS

  MUNICIPAL SECURITIES. Municipal securities include long-term obligations, which are often called municipal bonds, as well as shorter term municipal notes, municipal leases, and tax-exempt commercial paper. Under normal market conditions, longer term municipal securities generally provide a higher yield than shorter term municipal securities, and therefore the Fund generally expects to be invested primarily in longer term municipal securities. The Fund will, however, invest in shorter term municipal securities when yields are greater than yields available on longer term municipal securities, for temporary defensive purposes and when redemption requests are expected. The two principal classifications of municipal bonds are "general obligation" and "revenue" or "special obligation" bonds, which include "industrial revenue bonds." General obligation bonds are secured by the issuer's pledge of its faith, credit, and taxing power for the payment of principal and interest. Revenue or special obligation bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special tax or other specific revenue source such as from the user of the facility being financed.

  Also included within the general category of municipal securities are participations in lease obligations or installment purchase contract obligations (hereinafter collectively called "lease obligations") of municipal authorities or entities used to finance the acquisition of equipment and facilities. Although lease obligations do not constitute general obligations of the municipality for which the municipality's taxing power is pledged a lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payments due under the lease obligation. However, certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. In addition to the "non-appropriation" risk, these securities represent a relatively new type of financing that has not yet developed the depth of marketability associated with more conventional bonds. Although "non-appropriation" lease obligations are often secured by the underlying property, disposition of the property in the event of foreclosure might prove difficult. There is no limitation on the percentage of the Fund's assets that may be invested in "non-appropriation" lease obligations. In evaluating such lease obligations, the Adviser will consider such factors as it deems appropriate, which factors may include (a) whether the lease can be cancelled,
(b) the ability of the lease obligee to direct the sale of the underlying assets, (c) the general creditworthiness of the lease obligor, (d) the likelihood that the municipality will discontinue appropriating funding for the leased property in the event such property is no longer considered essential by the municipality, (e) the legal recourse of the lease obligee in the event of such a failure to appropriate funding and (f) any limitations which are imposed on the lease obligor's ability to utilize substitute property or services than those covered by the lease obligation.

  Also included in the term municipal securities are participation certificates issued by state and local governments or authorities to finance the acquisition of equipment and facilities. They may represent participations in a lease, an installment purchase contract, or a conditional sales contract. Some municipal leases and participation certificates may not be readily marketable.

  The "issuer" of municipal securities generally is deemed to be the governmental agency, authority, instrumentality or other political subdivision, or the non-governmental user of a revenue bond-financed facility, the assets and revenues of which will be used to meet the payment obligations, or the guarantee of such payment obligations, of the municipal securities.

  The Fund may purchase floating and variable rate demand notes, which are municipal securities normally having a stated maturity in excess of one year, but which permit the holder to demand payment of principal at any time, or at specified intervals. The issuer of such notes normally has a corresponding right, after a given period, to prepay at its discretion upon notice to the noteholders the outstanding principal amount of the notes plus accrued interest. The interest rate on a floating rate demand note is based on a known lending rate, such as a bank's prime rate, and is adjusted automatically each time such rate is adjusted. The interest rate on a variable rate demand note is adjusted automatically at specified intervals.

  The Fund also may invest up to 15% of its total assets in derivative variable rate municipal securities such as inverse floaters whose rates vary inversely with changes in market rates of interest. Such derivative variable rate municipal securities may pay a rate of interest determined by applying a multiple to the variable rate. The extent of increases and decreases in the value of derivative municipal securities whose rates vary inversely with changes in market rates of interest in response to such changes in market rates generally will be larger than comparable changes in the value of an equal principal amount of a fixed rate municipal security having similar credit quality, redemption provisions and maturity. In addition, the Fund may invest in derivative municipal securities the terms of which include elements of, or are similar in effect to, certain Strategic Transactions in which the Fund may engage. Such municipal securities may by their terms, for example, have economic characteristics comparable to, among other things, a swap, cap, floor or collar transaction with respect to such security for a period of time prior to its stated maturity. See "Additional Investment Considerations -- Strategic Transactions" in this Statement of Additional Information.

  The Fund may also acquire custodial receipts or certificates underwritten by securities dealers or banks that evidence ownership of future interest payments, principal payments or both on certain municipal securities. The underwriter of these certificates or receipts typically purchases municipal securities and deposits the securities in an irrevocable trust or custodial account with a custodian bank, which then issues receipts or certificates that evidence ownership of the periodic unmatured coupon payments and the final principal payment on the obligations. Although under the terms of a custodial receipt, the Fund typically would be authorized to assert its rights directly against the issuer of the underlying obligation, the Fund could be required to assert through the custodian bank those rights as may exist against the underlying issuer. Thus, in the event the underlying issuer fails to pay principal and/or interest when due, the Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if the Fund had purchased a direct obligation of the issuer. In addition, in the event that the trust or custodial account in which the underlying security has been deposited is determined to be an association taxable as a corporation, instead of a non-taxable entity, the yield on the underlying security would be reduced in recognition of any taxes paid.

  Although the municipal securities in which the Fund may invest will be insured as to timely payment of principal and interest, municipal securities, like other debt obligations, are subject to the risk of non-payment. The ability of issuers of municipal securities to make timely payments of interest and principal may be adversely impacted in general economic downturns and as relative governmental cost burdens are allocated and reallocated among federal, state and local governmental units. Such non-payment would result in a reduction of income to the Fund, and could result in a reduction in the value of the municipal security experiencing non-payment and a potential decrease in the net asset value of the Fund. Issuers of municipal securities might seek protection under the bankruptcy laws. In the event of bankruptcy of such an issuer, the Fund could experience delays and limitations with respect to the collection of principal and interest on such municipal securities and the Fund may not, in all circumstances, be able to collect all principal and interest to which it is entitled. To enforce its rights in the event of a default in the payment of interest or repayment of principal, or both, the Fund may take possession of and manage the assets securing the issuer's obligations on such securities, which may increase the Fund's operating expenses and adversely affect the net asset value of the Fund. Any income derived from the Fund's ownership or operation of such assets may not be tax-exempt. In addition, the Fund's intention to qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"), may limit the extent to which the Fund may exercise its rights by taking possession of such assets, because as a regulated investment company the Fund is subject to certain limitations on its investments and on the nature of its income. See "Tax Status of the Fund."

  The Fund may invest up to 15% of its total assets in illiquid securities, securities the disposition of which is subject to substantial legal or contractual restrictions on resale and securities that are not readily marketable. The sale of restricted and illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Restricted securities salable among qualified institutional buyers without restriction pursuant to Rule 144A under the Securities Act of 1933 that are determined to be liquid by the Adviser under guidelines adopted by the Board of Trustees of the Trust (under which guidelines the Adviser will consider factors such as trading activities and the availability of price quotations), will not be treated as restricted securities by the Fund pursuant to such rules. The Fund may, from time to time, adopt a more restrictive limitation with respect to investment in illiquid and restricted securities in order to comply with the most restrictive state securities law, currently 10%. This policy does not include restricted securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended, which the Board of Trustees or the Fund's investment adviser has determined under Board-approved guidelines to be liquid.

  SPECIAL CONSIDERATIONS RELATING TO CALIFORNIA MUNICIPAL SECURITIES. As described in the Prospectus, except during temporary periods, the Fund will invest substantially all of its assets in California municipal securities. The portfolio of the Fund may include securities issued by the State of California (the "State"), by its various public bodies (the "Agencies") and/or by other municipal entities located within the State (securities of all such entities are referred to herein as "California municipal securities").

  In addition, the specific California municipal securities in which the Fund will invest will change from time to time. The Fund is therefore susceptible to political, economic, regulatory or other factors affecting issuers of California municipal securities. The following information constitutes only a brief summary of a number of the complex factors which may impact issuers of California municipal securities and does not purport to be a complete or exhaustive description of all adverse conditions to which issuers of California municipal securities may be subject. Such information is derived from official statements utilized in connection with the issuance of California municipal securities, as well as from other publicly available documents. Such information has not been independently verified by the Fund and the Fund assumes no responsibility for the completeness or accuracy of such information. Additionally, many factors, including national, economic, social and environmental policies and conditions, which are not within the control of such issuers, could have an adverse impact on the financial condition of such issuers. The Fund cannot predict whether or to what extent such factors or other factors may affect the issuers of California municipal securities, the market value or marketability of such securities or the ability of the respective issuers of such securities acquired by the Fund to pay interest on or principal of such securities. The creditworthiness of obligations issued by local California issuers may be unrelated to the creditworthiness of obligations issued by the State of California, and there is no assurance on the part of the State of California to make payments on such local obligations. There may be specific factors that are applicable in connection with investment in the obligations of particular issuers located within California, and it is possible the Fund will invest in obligations of particular issuers as to which such specific factors are applicable. However, the information set forth below is intended only as a general summary and not as a discussion of any specific factors that may affect any particular issuer of California municipal securities.

  Constitutional Limits on Spending and Taxes. Certain California municipal securities may be obligations of issuers which rely in whole or in part, directly or indirectly, on ad valorem real property taxes as a source of revenue. In 1978, California voters approved an amendment to the California Constitution known as Proposition 13, the Jarvis/Gann Initiative, which added
Article XIIIA to the California Constitution. The effect of Article XIIIA is to limit ad valorem taxes on real property and to restrict the ability of taxing entities to increase real property tax revenues. On June 18, 1992, the United States Supreme Court upheld the constitutionality of Article XIIIA.

  In 1979, the voters of California passed an amendment adding Article XIIIB to the California Constitution, the effect of which is to significantly limit spending by State government and by "local government" (defined as "any city, county, city and county, school district, special district, authority, or other political subdivision of or within the state"). Excluded from these limitations on government entities is "debt service" (defined as "appropriations required to pay the cost of interest and redemption charges, including the funding of any reserve or sinking fund required in connection therewith, on indebtedness existing or legally authorized as of January 1, 1979 or on bonded indebtedness thereafter approved" by the voters of the issuing entity).

  In November 1986, California voters approved an amendment to the California Government Code known as Proposition 62 which added Article 3.7 to Title 5, Division 2, Chapter 4 of the California Government Code. The effect of Article
3.7 is to limit the abilities of local governments to impose new taxes or increase existing taxes by requiring certain legislative and voter approvals prior to the imposition of certain taxes by any local government (defined as any county, city, city and county, including a chartered city or county, or any public or municipal corporation) or district (defined as any agency of the state, formed pursuant to general law or special act, for the local performance of governmental or proprietary functions within limited boundaries). Article 3.7 can be amended only by a vote of the electorate of the State of California. In particular, Article 3.7, among other things, requires (i) two-thirds approval of all members of the applicable legislative body followed by majority approval of the voters voting in an election in order for a local government or district to impose any general tax (defined as any tax imposed for general governmental purposes), and (ii) two-thirds approval of the voters voting in an election in order for a local government or district to impose any special tax (defined as any tax imposed for a specific purpose). Those voting requirements do not apply to ad valorem taxes to pay interest and redemption charges on any indebtedness approved by the voters prior to the effective date of Article XIIIA of the California Constitution. Article 3.7 requires (1) that the revenues from a special tax be used only for the purpose or service for which the tax was imposed, and (2) any tax subject to the measure imposed by any local government or district on or after August 1, 1985 be ratified by majority vote of the voters voting in an election held within two years after the effective date of the measure in order for the tax to continue to be imposed on and after November 15, 1988. Article 3.7 contains a provision which diminishes the property tax revenues allocated to a local government or district to the extent that the local government or district imposed any tax not in compliance with Article 3.7.
Article 3.7 also provides that no local government or district may impose any ad valorem tax on real property other than as permitted by Section 1 of Article XIIIA of the California Constitution, and that no local government or district may impose any transaction tax or sales tax on the sale of real property within the city, county or district. A 1988 decision of the Fourth Appellate District of the California Court of Appeals declared that the requirement of local voter ratification provided for in Article 3.7 violated the California Constitution. An initiative proposed to re-enact the ratification provisions of Article 3.7 as a constitutional amendment was defeated by the voters in November 1990, but such a proposal may be renewed in the future.

  On December 19, 1991, the California Supreme Court declared a 1988 San Diego County Ballot measure that raised sales taxes for the purpose of financing construction of criminal detention and courthouse facilities unconstitutional because it was not passed with two-thirds voter approval. The court concluded that the agency established to finance the facilities is a special district created to circumvent Article XIIIA. However, in May 1992, the California Supreme Court let stand two lower court decisions involving sales tax increases passed by a majority vote. The lower courts had held that the Los Angeles County Transportation Commission and the Orange County Transportation Authority, the agencies entitled to collect the taxes, were not formed to circumvent Article XIIIA, and that, therefore, the taxes were validly passed. On November 10, 1993, in a closely watched case involving a Santa Clara County transportation authority created with the parameters of the California Supreme Court's 1991 decision in mind, a California Court of Appeal overturned a sales tax approved by less than two-thirds of the voters. In a September 1995 decision, the State Supreme Court affirmed the Court of Appeal, declaring Proposition 62 constitutional under the California Constitution. The petitioners have filed for a rehearing. The decision limited itself to cities organized by the State and left unresolved whether Proposition 62 is constitutional as applied to cities organized under a charter. Approximately half the population of the State resides in charter cities. In March 1996, a Superior Court held that charter cities do not have to submit taxes to voter approval despite the State Supreme Court's Proposition 62 ruling . These decisions may continue to cast doubt on other projects around the State that have been financed with sales tax increases imposed without two-thirds voter approval. Soon after the State Supreme Court decision, Moody's Investors Services, Inc. indicated that the ruling has broad negative implications on the ability of the State's cities and counties to raise revenue and issue debt supported by general fund revenues.


  On November 5, 1996, voters approved Proposition 218, entitled the "Right to Vote on Taxes Act," which incorporates new Articles XIIIC and XIIID into the California Constitution. These new provisions enact limitations on the ability of local government agencies to impose or raise various taxes, fees, charges and assessments without voter approval. Certain "general taxes" imposed after January 1, 1995 must be approved by voters in order to remain in effect. In addition, Article XIIIC clarifies the right of local voters to reduce taxes, fees, assessments or charges through local initiatives.



  Proposition 218 does not affect the State or its ability to levy or collect taxes. There are a number of ambiguities concerning the Proposition and its impact on local governments and their bonded debt which will require interpretation by the courts or the Legislature. The Legislative Analyst estimated that enactment of Proposition 218 would reduce local government revenues statewide by over $100 million a year, and that over time revenues to local government would be reduced by several hundred million dollars a year under this Proposition.



  Because of the complex nature of Articles XIIIA-D, the ambiguities and possible inconsistencies in their respective terms, and the applicability of their respective exemptions and exceptions and the impossibility of predicting future appropriations, it is not presently possible to determine the impact of
Article XIIIA-D or any implementing or related legislation on the California municipal securities in which the Fund may invest, or the abilities of State or local governments to pay the interest on, or repay the principal of such California municipal securities.



  Proposition 98. On November 8, 1988, voters approved Proposition 98, a combined initiative constitutional amendment and statute called the "Classroom Instructional Improvement and Accountability Act" (the "Act"). The Act changes State funding of public education below the university level and the operation of the State's Appropriations Limit. The Act, as amended, guarantees State funding for K-12 school districts and community college districts at a level equal to the greater of (a) in general, a fixed percentage of General Fund revenues, (b) the amount actually appropriated to such districts from the General Fund in the previous fiscal year, adjusted for either changes in the cost of living, or (c) a third test which would replace the test in (b) if the percentage growth in per capita of General Fund revenues in the prior year plus one half of one percent is less than the percentage growth in California per capita personal income. Under the test in (c), the schools would receive the amount appropriated in the prior year adjusted for changes in enrollment and General Fund revenues. The Act permits the legislature, by two-thirds vote of both houses, with the Governor's concurrence, to suspend this formula for a one-year period. The Act could cause increasing pressure on the State's budget over future years, potentially reducing resources available for other State programs, especially to the extent the Article XIIIB spending limit would restrain the State's ability to fund such other programs by raising taxes. The Act also changes how tax revenues in excess of the State's Appropriations Limit are distributed. Any excess State tax revenues up to a specified amount would, instead of being returned to taxpayers, be transferred to K-12 school and community college districts. Such transfer would be excluded from the Appropriations Limit for K-14 school districts, and the K-14 school Appropriations Limits for the next year would be automatically increased by the amount of such transfer. These additional moneys would enter the base funding calculation for K-14 schools for subsequent years, creating further pressure on other portions of the state budget, particularly if revenues decline in a year following such a transfer.



  Local Governments. The fiscal condition of local governments has been constrained since the enactment of "Prospectus 13" in 1978, which reduced and limited the future growth of property taxes, and limited the ability of local government to impose "special taxes" (those devoted to a specific purpose) without two-thirds voter approval.



  Counties, in particular, have had fewer options to raise revenues than many other local government entities, and have been required to maintain many services. The entire statewide welfare system will be changed in response to the change in federal welfare law enacted in 1996. It is yet not known how the final system will affect county finances. Under current law, counties are required to provide "general assistance" aid to certain persons who cannot obtain welfare from other programs, but this mandate may be eliminated as part of the overhaul.



  In the aftermath of Proposition 13, the State provided aid from the General Fund to make up some of the loss of property tax moneys, including taking over the principal responsibility for funding local K-12 schools and community colleges. Under the pressure of the recent recession, the Legislature has eliminated the remnants of this post-Proposition 13 aid to entities other than K-14 education districts, although it has also provided additional funding sources (such as sales taxes) and reduced mandates for local services. Many counties continue to be under severe fiscal stress. While such stress has in recent years most often been experienced by smaller, rural counties, larger urban counties, such as Los Angeles, have also been affected.



  In November of 1994, Standard & Poor's Rating Group downgraded the credit rating of several California counties, including San Francisco, San Diego, Marin, Los Angeles and San Bernadino. In December of 1994 and January of 1995, Standard & Poor's Rating Group and Moody's Investors Services, Inc., respectively, downgraded Orange County to below investment grade as a result of its bankruptcy filing (see discussion below). In August of 1995, Standard & Poor's Rating Group again downgraded the credit rating of Los Angeles County and placed it on CreditWatch. Moody's Investors Services, Inc. also downgraded Los Angeles County. In October of 1995, Standard & Poor's Rating Group placed San Diego County's $449.3 million in general fund-supported debt issues on CreditWatch. Since the passage of Proposition 218 in November 1997, five of the seven California cities reviewed by the major rating agencies have been downgraded (Los Angeles, Sacramento, San Diego, Fresno and Anaheim).



  On December 6, 1994, Orange County, California (the "County"), together with its pooled investment funds (the "Funds") filed for protection under Chapter 9 of the federal Bankruptcy Code, after reports that the Funds had suffered significant market losses in their investments, causing a liquidity crisis for the Funds and the County. More than 200 other public entities, most of which, but not all, are located in the County, were also depositors in the Funds. As of mid-January, 1995, following a restructuring of most of the Funds' assets to increase their liquidity and reduce their exposure to interest rate increases, the County estimated the Funds' loss at about $1.69 billion, or 23% of their initial deposits of approximately $7.5 billion. Many of the entities which deposited moneys in the Funds, including the County, are facing cash flow difficulties because of the bankruptcy filing and may be required to reduce programs or capital projects. This may also affect their ability to meet their outstanding obligations. In June, 1996, Orange County emerged from bankruptcy protection as part of a fiscal recovery plan that included the issuance of new recovery bonds and sharp reductions in services and personnel. Moody's gave the insured recovery bonds an underlying rating of Baa and the county's general obligation bonds a Ba rating. Standard & Poor's gave the recovery bonds a B underlying rating and Fitch Investors Service assigned the bonds as underlying rating of BBB.



  State Finances. From 1990 until 1994 the State experienced the worst economic fiscal, and budget conditions since the 1930's. Construction, manufacturing (especially aerospace), and financial services, among others, have all been severely affected. Job losses were the worst of any post-war recession.


  The recession seriously affected State tax revenues, which basically mirror economic conditions. It also caused increased expenditures for health and welfare programs. The State has also been facing a structural imbalance in its budget with the largest programs supported by the General Fund -- K-14 education, health, welfare and corrections -- growing at rates significantly higher than the growth rates for the principal revenue sources of the General Fund. As a result, the State entered a period of chronic budget imbalance.

  A further consequence of the large budget imbalances in the 1990-91 and 1991-92 fiscal years was that the State used up all of its available cash resources. In late June, 1992, the State was required to issue $475 million of short-term revenue anticipation warrants to cover General Fund obligations coming due on June 30. These warrants were repaid on July 24, 1992. With the failure of the Governor and Legislature to adopt a budget for the 1992-93 fiscal year on time (to allow the State to carry out its usual cash flow borrowing for the fiscal year), the shortfall of cash forced the State Controller after July 1, 1992 to issue interest-bearing "registered warrants" in lieu of regular warrants redeemable for cash to many State vendors, suppliers, and employees and to local government agencies. Until the State budget was adopted on September 2, 1992, the

Controller issued registered warrants totaling approximately $3.8 billion to pay valid obligations from the prior fiscal year, and to pay continuing obligations after July 1 based on special appropriations or court orders. Certain constitutionally mandated obligations, such as debt service on bonds and revenue anticipation warrants, were paid with available cash. Registered warrants had not been issued by the State since the 1930s. State employees successfully sued the State alleging that payment of their salaries with registered warrants violated federal labor laws.



  As a result of the deterioration in the State's budget and cash situation since the 1991-92 fiscal year, rating agencies reduced the State's credit rating. Between October 1991 and October 1992, the rating on the general obligation bonds was reduced by Standard & Poor's Ratings Group from "AAA" to "A+", by Moody's Investors Services, Inc. from "Aaa" to "Aa" and by Fitch Investors Services, Inc. from "AAA" to "AA". On July 15, 1994, all three of the rating agencies rating the State's long-term debt again lowered their ratings of the State's general obligation bonds. Moody's Investors Services, Inc. lowered its rating from "Aa" to "A1", Standard & Poor's Ratings Group lowered its rating from "A+" to "A", and Fitch Investors Service lowered its rating from "AA" to "A". In July 1996, Standard & Poor's raised its rating to A+ from A. Fitch Investors Service also rated its rating last year to A+ from A. There can be no assurance that such ratings will continue for any given period of time or that they will not in the future be further revised or withdrawn. It should be noted that the creditworthiness of obligations issued by local California issuers may be unrelated to the creditworthiness of obligations issued by the State of California, and there is no obligation on the part of the State to make payment on such obligations in the event of default.



  The 1996-97 Budget Act was signed by the Governor on July 15, 1996, along with various implementing bills. The Governor vetoed about $82 million of appropriations (both General Fund and Special Fund). With the signing of the Budget Act, the State implemented its regular cash flow borrowing program with the issuance of $3.0 billion of Revenue Anticipation Notes to mature on June 30, 1997. The Budget Act appropriated a modest budget reserve in the Special Fund for Economic Uncertainties of $305 million, as of June 30, 1997. The Department of Finance projected that, on June 30, 1997, the State's available internal borrowable (cash) resources will be $2.9 billion, after payment of all obligations due by that date, so that no cross-fiscal year borrowing will be needed.



  With the continued strong economic recovery in the State, the Department of Finance has estimated, in connection with the release of the Governor's 1997-98 Budget Proposal, that revenues for the 1996-97 Fiscal Year will exceed initial projections by about $760 million. This increase will be offset by higher expenditures for K-14 school aid (pursuant to Proposition 98) and for health and welfare costs, because federal law changes and other federal actions did not provide as much assistance to the State as was initially planned in the Budget Act. The Department's updated projections show a balance in the Special Fund for Economic Uncertainties of $197 million, slightly lower than projected in July, 1996. The Department also projects the State's cash position will be stronger than originally estimated, with unused internal borrowable resources at June 30, 1997 of about $4.3 billion.



  On January 9, 1997, the Governor released his proposed budget for the 1997-98 Fiscal Year (the "Governor's Budget"). The Governor's Budget projects General Fund revenues and transfers in 1997-98 of $50.7 billion, a 4.6% increase from revised 1996-97 figures. The Governor proposes expenditures of $50.3 billion, a 3.9% increase from 1996-97. The Governor's Budget projects a balance in the Special Fund for Economic Uncertainties of $553 million on June 30, 1998. The Governor's Budget also anticipates about $3 billion of external borrowing for cash flow purposes during the year, with no requirements for cross-fiscal year borrowing.


  It is not presently possible (1) to know whether, and to what extent, the State General Fund or any Special Funds will have surplus or deficit balances in the 1995-1996 fiscal year or in any subsequent fiscal year, or (2) to determine the overall impact of any deficits on future allocations of the State revenues to local governments or on the abilities of State or local governments to pay the interest on, or repay the principal of, any California municipal securities in which the Fund may invest.


  Litigation. At any given time, including the present, there are numerous civil actions pending against the State (including, but not limited to, those discussed in the preceding paragraphs and below), which could, if determined adversely to the State, affect the State's expenditures and, in some cases, its revenues. The following are certain of the more significant lawsuits pending against the State.


  The State is involved in a lawsuit. Thomas Hayes v. Commission on State Mandates, related to state-mandated costs. The action involves an appeal by the Director of Finance from a 1984 decision by the State Board of Control (now succeeded by the Commission on State Mandates (Commission)). The Board of Control decided in favor of local school districts' claims for reimbursement for special education programs for handicapped students. The case was then brought to the trial court by the State and later remanded to the Commission for redetermination. The Commission has since expanded the claim to include supplemental claims filed by seven other educational institutions; the issuance of a final consolidated decision is anticipated sometime in early 1997. To date, the Legislature has not appropriated funds. The liability to the State, if all potentially eligible school districts pursue timely claims, has been estimated by the Department of Finance at more than $1 billion.



  The State is involved in a lawsuit related to contamination at the Stringfellow toxic waste site. In United States, People of the State of California v. J. B. Stringfellow, Jr., et al., the State is seeking recovery for past costs of cleanup of the site, a declaration that the defendants are jointly and severally liable for future costs, and an injunction ordering completion of the cleanup. However, the defendants have filed a counterclaim against the State for alleged negligent acts. Because the State is the present owner of the site, the State may be found liable. Present estimates of the cleanup range from $200 million to $800 million.



  The State is a defendant in a coordinated action involving 3,000 plaintiffs seeking recovery for damages caused by the Yuba River flood of February 1986. The trial court has found liability in inverse condemnation and awarded damages of $500,000 to a sample of plaintiffs. The State's potential liability to the remaining plaintiffs ranges from $800 million to $1.5 billion. An appeal has been filed.



  The State is a defendant in California State Employees Association v. Wilson, where the petitioners are challenging several budget appropriations in the 1994 and 1995 Budget Acts. The appropriations mandate the transfer of funds from the State Highway Account to the General Fund to reimburse the General Fund for debt service costs on two rail bond measures. The petitioners contend that the transfers violate the bond acts themselves and are requesting the monies be returned. The loss to the State's General Fund could be up to $227 million.



  In a similar case, Professional Engineers in California Government v. Wilson, the petitioners are challenging several appropriations in the 1993, 1994, and 1995 Budget Acts. The appropriations mandate the transfer of approximately $262 million from the State Highway Account and $113 million from the Motor Vehicle Account to the General Fund and appropriate approximately $6 million from the State Highway Account to fund a highway-grade crossing program administered by the Public Utilities Commission. Petitioners contend that the transfers violate several constitutional provisions and request that the moneys be returned to the State Highway Account and Motor Vehicle Account.



  The State is a defendant in Just Say No To Tobacco Dough Campaign v. State of California, where the petitioners challenge the appropriation of approximately $186 million of Proposition 99 funds in the Cigarette and Tobacco Products Surtax Fund for years ended June 30, 1990, through June 30, 1995 for programs which were allegedly not health education or tobacco-related disease research. If the State loses, the General Fund and funds from other sources would be used to reimburse the Cigarette and Tobacco Products Surtax Fund for approximately $186 million.



  The State is a defendant in the case of Kurt Hathaway, et al. v. Wilson, et al., where the plaintiffs are challenging the legality of various budget action transfers and appropriations from particular special funds for years ended June 30, 1995, and June 30, 1996. The plaintiffs allege that the transfers and appropriations are contrary to the substantive law establishing the funds and providing for interest accruals to the fund, violate the single subject requirement of the State Commission, and is an invalid "special law." Plaintiffs seek to have monies totaling approximately $355 million returned to the special funds.



  The State is a defendant in two related cases, Beno vs. Sullivan (Beno) and Welch vs. Anderson (Welch), concerning reductions in Aid to Families with Dependent Children (AFDC) grant payments. In the Beno case, plaintiffs seek to invalidate AFDC grant reductions and in the Welch case, plaintiffs contend that AFDC grant reductions are not authorized by state law. The Beno case concerns the total grant reductions while the Welch case concerns the period of time the State did not have a waiver for those reductions. The State's potential liability for retroactive AFDC grant reductions is estimated at $831 million if the plaintiffs are awarded the full amount in both cases.



  In the case of Board of Administration, California Public Employees' Retirement System, et al. v. Pete Wilson, Governor, et al., plaintiffs challenged the constitutionality of legislation which deferred payment of the State's employer contribution to the Public Employees' Retirement System beginning in Fiscal Year 1992-93. On January 11, 1995, the Sacramento County Superior Court entered a judgment finding that the legislation unconstitutionally impaired the vested contract rights of PERS members. The judgment provides for issuance of a writ of mandate directing State defendants to disregard the provisions of the legislation, to implement the statute governing employer contributions that existed before the changes in the legislation found to be unconstitutional, and to transfer to PERS the 1993-94 and 1994-95 contributions that are unpaid to date. The State defendants have appealed. A hearing before the State Court of Appeal took place in January 1997.



  Recent Legislation. Recently, legislation has been enacted which (1) increases, in limited instances, the abilities of both county boards of supervisors and redevelopment agencies to impose new special taxes; (2) repeals the existing limitations on the amount of notes of the State of California which may be sold; (3) eliminates certain restrictions on repayment of general obligations bonds; (4) allows revenue anticipation notes to be repaid in a succeeding fiscal year and generally facilitates their issuance; (5) increases the ability of community redevelopment agencies to issue revenue bonds for the purpose of refunding bonds of other political subdivisions of the State; (6) cut corporate tax rates by 5% a year; and (7) automatically and proportionately reduces programmed General Fund appropriations for the next fiscal year (except those mandated by the Constitution) up to 4%, if the State Director of Finance, with concurrence of the Commission on State Finance, certifies that revenues for such fiscal year were not expected to meet programmed budgetary requirements.


  Additional legislation has been or may be introduced which would create new regional agencies with the ability to tax and issue debt, alter the definition of ownership changes that trigger reassessment of business property under
Article XIIIA, modify existing taxes or other revenue-raising measures or which either would further limit or, alternatively would increase the abilities of State and local governments to impose new taxes, increase existing taxes (including sales tax increases to fund earthquake relief), or issue bonds or other debt instruments. It is not currently possible to predict the extent to which any such legislation will be enacted. Furthermore, other measures affecting the taxing or spending authority of California or its political subdivisions may be approved or enacted in the future. Nor is it currently possible to determine the impact of any recently enacted or proposed legislation on California municipal securities in which the Fund may invest or future allocations of State revenues to local governments.

  INVESTMENT PRACTICES. If the Adviser deems it appropriate to seek to hedge the Fund's portfolio against market value changes, the Fund may buy or sell derivative instruments such as financial futures contracts and related options, such as municipal bond index futures contracts and the related put or call options contracts on such index futures. A tax exempt bond index fluctuates with changes in the market values of the tax exempt bonds included in the index. An index future is an agreement pursuant to which two parties agree to receive or deliver at settlement an amount of cash equal to a specified dollar amount multiplied by the difference between the value of the index at the close of the last trading day of the contract and the price at which the future was originally written. A financial future is an agreement between two parties to buy and sell a security for a set price on a future date. An index future has similar characteristics to a financial future except that settlement is made through delivery of cash rather than the underlying securities. An example is the Long-Term Municipal Bond futures contract traded on the Chicago Board of Trade. It is based on the Bond Buyer's Municipal Bond Index, which represents an adjusted average price of the forty most recent long-term municipal issues of $50 million or more ($75 million in the instance of housing issues) rated A or better by either Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Ratings Group ("S&P"), maturing in no less than nineteen years, having a first call in no less than seven nor more than sixteen years, and callable at par.

  The Fund may engage in "when issued" and "delayed delivery" transactions and utilize futures contracts and options thereon for hedging purposes. The Securities and Exchange Commission ("SEC") generally requires that when mutual funds, such as the Fund, effect transactions of the foregoing nature, such funds must either segregate cash or readily marketable portfolio securities with its custodian in an amount of its obligations under the foregoing transactions, or cover such obligations by maintaining positions in portfolio securities, futures contracts or options that would serve to satisfy or offset the risk of such obligations. When effecting transactions of the foregoing nature, the Fund will comply with such segregation or cover requirements.

  STRATEGIC TRANSACTIONS. The Fund may, but is not required to, utilize various other investment strategies as described below to hedge various market risks (such as interest rates and broad or specific market movements) or to manage the effective maturity or duration of the Fund's fixed-income securities. Such strategies are generally accepted by modern portfolio managers and are regularly utilized by many mutual funds and other institutional investors. Techniques and instruments may change over time as new instruments and strategies are developed or regulatory changes occur.

  In the course of pursuing these investment strategies, the Fund may purchase and sell derivative instruments such as exchange-listed and over-the-counter put and call options on securities, fixed-income indices and other financial instruments, purchase and sell financial futures contracts and options thereon, enter into various interest rate transactions such as swaps, caps, floors or collars (collectively, all the above are called "Strategic Transactions"). Strategic Transactions may be used to attempt to protect against possible changes in the market value of securities held in or to be purchased for the Fund's portfolio resulting from securities markets fluctuations, to protect the Fund's unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of the Fund's portfolio, or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities.

  Any or all of these investment techniques may be used at any time and there is no particular strategy that dictates the use of one technique rather than another, as use of any Strategic Transaction is a function of numerous variables including market conditions. The ability of the Fund to utilize these Strategic Transactions successfully will depend on the Adviser's ability to predict pertinent market movements, which cannot be assured. The Fund will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments. Strategic Transactions involving financial futures and options thereon will be purchased, sold or entered into only for bona fide hedging, risk management or portfolio management purposes and not for speculative purposes.

  Strategic Transactions have risks associated with them including possible default by the other party to the transaction, illiquidity and, to the extent the Adviser's view as to certain market movements is incorrect, the risk that the use of such Strategic Transactions could result in losses greater than if they had not been used. Use of put and call options may result in losses to the Fund, force the sale or purchase of portfolio securities at inopportune times or for prices other than current market values, limit the amount of appreciation the Fund can realize on its investments or cause the Fund to hold a security it might otherwise sell. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of the Fund creates the possibility that losses on the hedging instrument may be greater than gains in the value of the Fund's position. In addition, futures and options markets may not be liquid in all circumstances and certain over-the-counter options may have no markets. As a result, in certain markets, the Fund might not be able to close out a transaction without incurring substantial losses, if at all. Although the use of futures and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in value of such position. Finally, the daily variation margin requirements for futures contracts would create a greater ongoing potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium. Losses resulting from the use of Strategic Transactions would reduce net asset value, and possibly income, and such losses can be greater than if the Strategic Transactions had not been utilized. Income earned or deemed to be earned, if any, by the Fund from its Strategic Transactions will generally be taxable income of the Fund. See "Tax Status" in the Prospectus.

  GENERAL CHARACTERISTICS OF OPTIONS.   Put options and call options typically
have similar structural characteristics and operational mechanics regardless of the underlying instrument on which they are purchased or sold. Thus, the following general discussion relates to each of the particular types of options discussed in greater detail below. In addition, many Strategic Transactions involving options require segregation of Fund assets in special accounts, as described below under "Use of Segregated and Other Special Accounts."

  A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the writer the obligation to buy, the underlying security, commodity, index, or other instrument at the exercise price. For instance, the Fund's purchase of a put option on a security might be designed to protect its holdings in the underlying instrument (or, in some cases, a similar instrument) against a substantial decline in the market value by giving the Fund the right to sell such instrument at the option exercise price. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller the obligation to sell, the underlying instrument at the exercise price. The Fund's purchase of a call option on a security, financial future, index, or other instrument might be intended to protect the Fund against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase such instrument. An American style put or call option may be exercised at any time during the option period while a European style put or call option may be exercised only upon expiration or during a fixed period prior thereto. The Fund is authorized to purchase and sell exchange listed options and over-the-counter options ("OTC options"). Exchange listed options are issued by a regulated intermediary such as the Options Clearing Corporation ("OCC"), which guarantees the performance of the obligations of the parties to such options. The discussion below uses the OCC as a paradigm, but is also applicable to other financial intermediaries.

  With certain exceptions, OCC issued and exchange listed options generally settle by physical delivery of the underlying security or currency, although in the future cash settlement may become available. Index options and Eurodollar instruments are cash settled for the net amount, if any, by which the option is "in-the-money" (i.e., where the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.

  The Fund's ability to close out its position as a purchaser or seller of an OCC or exchange listed put or call option is dependent, in part, upon the liquidity of the option market. Among the possible reasons for the absence of a liquid option market on an exchange are: (i) insufficient trading interest in certain options; (ii) restrictions on transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities including reaching daily price limits; (iv) interruption of the normal operations of the OCC or an exchange; (v) inadequacy of the facilities of an exchange or OCC to handle current trading volume; or (vi) a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the relevant market for that option on that exchange would cease to exist, although outstanding options on that exchange would generally continue to be exercisable in accordance with their terms.

  The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.

  OTC options are purchased from or sold to securities dealers, financial institutions or other parties ("Counterparties") through direct bilateral agreement with the Counterparty. In contrast to exchange listed options, which generally have standardized terms and performance mechanics, all the terms of an OTC option, including such terms as method of settlement, term, exercise price, premium, guarantees and security, are set by negotiation of the parties. The Fund will only sell OTC options that are subject to a buy-back provision permitting the Fund to require the Counterparty to sell the option back to the Fund at a formula price within seven days. The Fund expects generally to enter into OTC options that have cash settlement provisions, although it is not required to do so.

  Unless the parties provide for it, there is no central clearing or guaranty function in an OTC option. As a result, if the Counterparty fails to make or take delivery of the security, or other instrument underlying an OTC option it has entered into with the Fund or fails to make a cash settlement payment due in accordance with the terms of that option, the Fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Accordingly, the Adviser must assess the creditworthiness of each such Counterparty or any guarantor or credit enhancement of the Counterparty's credit to determine the likelihood that the terms of the OTC option will be satisfied. The Fund will engage in OTC option transactions only with United States government securities dealers recognized by the Federal Reserve Bank of New York as "primary dealers", or broker dealers, domestic or foreign banks or other financial institutions which have received (or the guarantors of the obligation of which have received) a short-term credit rating of "A-1" from S&P or "P-1" from Moody's or an equivalent rating from any other nationally recognized statistical rating organization ("NRSRO"). The staff of the SEC currently takes the position that, in general, OTC options on securities other than U.S. Government securities purchased by the Fund, and portfolio securities "covering" the amount of the Fund's obligation pursuant to an OTC option sold by it (the cost of the sell-back plus the in-the-money amount, if any) are illiquid, and are subject to the Fund's limitation on investing no more than 15% of its assets in illiquid securities.

  If the Fund sells a call option, the premium that it receives may serve as a partial hedge, to the extent of the option premium, against a decrease in the value of the underlying securities or instruments in its portfolio or will increase the Fund's income. The sale of put options can also provide income.

  The Fund may purchase and sell call options on securities, including U.S. Treasury and agency securities, municipal obligations, mortgage-backed securities and Eurodollar instruments that are traded on U.S. and foreign securities exchanges and in the over-the-counter markets. All calls sold by the Fund must be "covered" (i.e., the Fund must own the securities or futures contract subject to the call) or must meet the asset segregation requirements described below as long as the call is outstanding. Even though the Fund will receive the option premium to help protect it against loss, a call sold by the Fund exposes the Fund during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or instrument and may require the Fund to hold a security or instrument which it might otherwise have sold.

  The Fund may purchase and sell put options on securities including U.S. Treasury and agency securities, mortgage-backed securities, municipal obligations and Eurodollar instruments (whether or not it holds the above securities in its portfolio.) The Fund will not sell put options if, as a result, more than 50% of the Fund's assets would be required to be segregated to cover its potential obligations under such put options other than those with respect to futures and options thereon. In selling put options, there is a risk that the Fund may be required to buy the underlying security at a disadvantageous price above the market price.

  GENERAL CHARACTERISTICS OF FUTURES. The Fund may enter into financial futures contracts or purchase or sell put and call options on such futures as a hedge against anticipated interest rate or fixed-income market changes, for duration management and for risk management purposes. Futures are generally bought and sold on the commodities exchanges where they are listed with payment of initial and variation margin as described below. The purchase of a futures contract creates a firm obligation by the Fund, as purchaser, to take delivery from the seller the specific type of financial instrument called for in the contract at a specific future time for a specified price (or, with respect to index futures and Eurodollar instruments, the net cash amount). The sale of a futures contract creates a firm obligation by the Fund, as seller, to deliver to the buyer the specific type of financial instrument called for in the contract at a specific future time for a specified price (or, with respect to index futures and Eurodollar instruments, the net cash amount). Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right in return for the premium paid to assume a position in a futures contract and obligates the seller to deliver such option.

  The Fund's use of financial futures and options thereon will in all cases be consistent with applicable regulatory requirements and in particular the rules and regulations of the Commodity Futures Trading Commission and will be entered into only for bona fide hedging, risk management (including duration management) or other portfolio management purposes. Typically, maintaining a futures contract or selling an option thereon requires the Fund to deposit with a financial intermediary as security for its obligations an amount of cash or other specified assets (initial margin) which initially is typically 1% to 10% of the face amount of the contract (but may be higher in some circumstances). Additional cash or assets (variation margin) may be required to be deposited thereafter on a daily basis as the mark to market value of the contract fluctuates. The purchase of options on financial futures involves payment of a premium for the option without any further obligation on the part of the Fund. If the Fund exercises an option on a futures contract it will be obligated to post initial margin (and potential subsequent variation margin) for the resulting futures position just as it would for any position. Futures contracts and options thereon are generally settled by entering into an offsetting transaction but there can be no assurance that the position can be offset prior to settlement at an advantageous price nor that delivery will occur.

  The Fund will not enter into a futures contract or related option (except for closing transactions) if, immediately thereafter, the sum of the amount of its initial margin and premiums on open futures contracts and options thereon would exceed 5% of the Fund's total assets (taken at current value); however, in the case of an option that is in-the-money at the time of the purchase, the in-the-money amount may be excluded in calculating the 5% limitation. The segregation requirements with respect to futures contracts and options thereon are described below.

  OPTIONS ON SECURITIES INDICES AND OTHER FINANCIAL INDICES. The Fund also may purchase and sell call and put options on securities indices and other financial indices and in so doing can achieve many of the same objectives it would achieve through the sale or purchase of options on individual securities or other instruments. Options on securities indices and other financial indices are similar to options on a security or other instrument except that, rather than settling by physical delivery of the underlying instrument, they settle by cash settlement, i.e., an option on an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option (except if, in the case of an OTC option, physical delivery is specified). This amount of cash is equal to the excess of the closing price of the index over the exercise price of the option, which also may be multiplied by a formula value. The seller of the option is obligated, in return for the premium received, to make delivery of this amount. The gain or loss on an option on an index depends on price movements in the instruments making up the market, market segment, industry or other composite on which the underlying index is based, rather than price movements in individual securities, as is the case with respect to options on securities.

  COMBINED TRANSACTIONS. The Fund may enter into multiple transactions, including multiple options transactions, multiple futures transactions and multiple interest rate transactions and any combination of futures, options and interest rate transactions ("component" transactions), instead of a single Strategic Transaction, as part of a single or combined strategy when, in the opinion of the Adviser, it is in the best interests of the Fund to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions are normally entered into based on the Adviser's judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the portfolio management objective.

  SWAPS, CAPS, FLOORS AND COLLARS. Among the Strategic Transactions into which the Fund may enter are interest rate and index swaps and the purchase or sale of related caps, floors and collars. The Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. The Fund intends to use these transactions as hedges and not as speculative investments and will not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream the Fund may be obligated to pay. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. An index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

  The Fund will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as these swaps, caps, floors and collars are entered into for good faith hedging purposes, the Adviser and the Fund believe such obligations do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to its borrowing restrictions. The Fund will not enter into any swap, cap, floor or collar transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the Counterparty, combined with any credit enhancements, is rated at least "A" by S&P or Moody's or has an equivalent equity rating from an NRSRO or is determined to be of equivalent credit quality by the Adviser. If there is a default by the Counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.


  USE OF SEGREGATED AND OTHER SPECIAL ACCOUNTS. Many Strategic Transactions, in addition to other requirements, require that the Fund segregate liquid high-grade assets with its custodian to the extent Fund obligations are not otherwise "covered" through ownership of the underlying security, financial instrument or currency. In general, either the full amount of any obligation by the Fund to pay or deliver securities or assets must be covered at all times by the securities, instruments or currency required to be delivered, or, subject to any regulatory restrictions, an amount of cash or liquid securities at least equal to the current amount of the obligation must be segregated with the custodian. The segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. For example, a call option written by the Fund will require the Fund to hold the securities subject to the call (or securities convertible into the needed securities without additional consideration) or to segregate liquid securities sufficient to purchase and deliver the securities if the call is exercised. A call option sold by the Fund on an index will require the Fund to own portfolio securities which correlate with the index or to segregate liquid securities equal to the excess of the index value over the exercise price on a current basis. A put option written by the Fund requires the Fund to segregate liquid securities equal to the exercise price.


  OTC options entered into by the Fund, including those on securities, financial instruments or indices and OCC issued and exchange listed index options, will generally provide for cash settlement. As a result, when the Fund sells these instruments it will only segregate an amount of assets equal to its accrued net obligations, as there is no requirement for payment or delivery of amounts in excess of the net amount. These amounts will equal 100% of the exercise price in the case of a non cash-settled put, the same as an OCC guaranteed listed option sold by the Fund, or the in-the-money amount plus any sell-back formula amount in the case of a cash-settled put or call. In addition, when the Fund sells a call option on an index at a time when the in-the-money amount exceeds the exercise price, the Fund will segregate, until the option expires or is closed out, cash or cash equivalents equal in value to such excess. OCC issued and exchange listed options sold by the Fund other than those above generally settle with physical delivery, and the Fund will segregate an amount of assets equal to the full value of the option. OTC options settling with physical delivery, or with an election of either physical delivery or cash settlement, will be treated the same as other options settling with physical delivery.

  In the case of a futures contract or an option thereon, the Fund must deposit initial margin and possible daily variation margin in addition to segregating assets sufficient to meet its obligation to purchase or provide securities or currencies, or to pay the amount owed at the expiration of an index- based futures contract. Such assets may consist of cash, cash equivalents, liquid debt or equity securities or other acceptable assets.


  With respect to swaps, the Fund will accrue the net amount of the excess, if any, of its obligations over its entitlements with respect to each swap on a daily basis and will segregate an amount of cash or securities having a value equal to the accrued excess. Caps, floors and collars require segregation of assets with a value equal to the Fund's net obligation, if any.

  Strategic Transactions may be covered by other means when consistent with applicable regulatory policies. The Fund may also enter into offsetting transactions so that its combined position, coupled with any segregated assets, equals its net outstanding obligation in related options and Strategic Transactions. For example, the Fund could purchase a put option if the strike price of that option is the same or higher than the strike price of a put option sold by the Fund. Moreover, instead of segregating assets if the Fund held a futures or forward contract, it could purchase a put option on the same futures or forward contract with a strike price as high or higher than the price of the contract held. Other Strategic Transactions may also be offset in combinations. If the offsetting transaction terminates at the time of or after the primary transaction no segregation is required, but if it terminates prior to such time, assets equal to any remaining obligation would need to be segregated.

  The Fund's activities involving Strategic Transactions may be limited by the requirements of Subchapter M of the Code for qualification as a regulated investment company. See "Tax Status" in the Prospectus.

  INSURANCE. As described in the Prospectus, the Fund will generally invest only in municipal securities which are either pre-insured under a policy obtained for such securities prior to the purchase of such securities or will be insured under policies obtained by the Fund to cover otherwise uninsured securities.

  Original Issue Insurance. Original Issue Insurance is purchased with respect to a particular issue of municipal securities by the issuer thereof or a third party in conjunction with the original issuance of such municipal securities. Under such insurance, the insurer unconditionally guarantees to the holder of the insured municipal security the timely payment of principal and interest on such obligation when and as such payments shall become due but shall not be paid by the issuer, except that in the event of any acceleration of the due date of the principal by reason of mandatory or optional redemption (other than acceleration by reason of a mandatory sinking fund payment), default or otherwise, the payments insured may be made in such amounts and at such times as payments of principal would have been due had there not been such acceleration. The insurer is responsible for such payments less any amounts received by the holder from any trustee for the municipal security issuers or from any other source. Original Issue Insurance generally does not insure payment on an accelerated basis, the payment of any redemption premium (except with respect to certain premium payments in the case of certain small issue industrial development and pollution control municipal securities), the value of the Shares of the Fund or the market value of municipal securities, or payments of any tender purchase price upon the tender of the municipal securities. Original Issue Insurance also does not insure against nonpayment of principal of or interest on municipal securities resulting from the insolvency, negligence or any other act or omission of the trustee or other paying agent for such obligations.

  In the event that interest on or principal of a municipal security covered by insurance is due for payment but is unpaid by reason of nonpayment by the issuer thereof, the applicable insurer will make payments to its fiscal agent (the "Fiscal Agent") equal to such unpaid amounts of principal and interest not later than one business day after the insurer has been notified that such nonpayment has occurred (but not earlier than the date such payment is due). The Fiscal Agent will disburse to the Fund the amount of principal and interest which is then due for payment but is unpaid upon receipt by the Fiscal Agent of (i) evidence of the Fund's right to receive payment of such principal and interest and (ii) evidence, including any appropriate instruments of assignment, that all of the rights of payment of such principal or interest then due for payment shall thereupon vest in the insurer. Upon payment by the insurer of any principal or interest payments with respect to any municipal securities, the insurer shall succeed to the rights of the Fund with respects to such payment.

  Original Issue Insurance remains in effect as long as the municipal securities covered thereby remain outstanding and the insurer remains in business, regardless of whether the Fund ultimately disposes of such municipal securities. Consequently, Original Issue Insurance may be considered to represent an element of market value with respect to the municipal securities so insured, but the exact effect, if any, of this insurance on such market value cannot be estimated.

  Secondary Market Insurance. Subsequent to the time of original issuance of a municipal security, the Fund or a third party may, upon the payment of a single premium, purchase insurance on such municipal security. Secondary Market Insurance generally provides the same type of coverage as is provided by Original Issue Insurance and, as is the case with Original Issue Insurance, Secondary Market Insurance remains in effect as long as the municipal securities covered thereby remain outstanding and the insurer remains in business, regardless of whether the Fund ultimately disposes of such municipal securities. All premiums respecting municipal securities covered by Original Issue Insurance or Secondary Market Insurance are paid in advance by the issuer or other party obtaining the insurance.

  One of the purposes of acquiring Secondary Market Insurance with respect to a particular municipal security would be to enable the Fund to enhance the value of such municipal security. The Fund, for example, might seek to purchase a particular municipal security and obtain Secondary Market Insurance with respect thereto if, in the opinion of the Adviser, the market value of such municipal security, as insured, would exceed the current value of the municipal security without insurance plus the cost of the Secondary Market Insurance. Similarly, if the Fund owns but wishes to sell a municipal security that is then covered by Portfolio Insurance, the Fund might seek to obtain Secondary Market Insurance with respect thereto if, in the opinion of the Adviser, the net proceeds of a sale by the Fund of such obligation, as insured, would exceed the current value of such obligation plus the cost of the Secondary Market Insurance.

  Portfolio Insurance. The Portfolio Insurance policies obtained by the Fund would insure the payment of principal and interest on specified eligible municipal securities purchased by the Fund. Except as described below, Portfolio Insurance generally provides the same type of coverage as is provided by Original Issue Insurance or Secondary Market Insurance. Municipal securities insured under one Portfolio Insurance policy generally would not be insured under any other policy purchased by the Fund. A municipal security is eligible for coverage under a policy if it meets certain requirements of the insurer. Portfolio Insurance is intended to reduce financial risk, but the cost thereof and compliance with investment restrictions imposed under the policy will reduce the yield to shareholders of the Fund. If a municipal security already is covered by Original Issue Insurance of Secondary Market Insurance, the Fund is not required to additionally insure any such municipal security under any policy of Portfolio Insurance that the Fund may purchase.

  Portfolio Insurance policies are effective only as to municipal securities owned and held by the Fund, and do not cover municipal securities for which the contract for purchase fails. A "when-issued" municipal security will be covered under a Portfolio Insurance policy upon the settlement date of the issue of such "when-issued" municipal security.

  In determining whether to insure municipal securities held by the Fund, an insurer will apply its own standards, which correspond generally to the standards it has established for determining the insurability of new issues of municipal securities. See "Original Issue Insurance" above.

  Each Portfolio Insurance policy will be non-cancellable and will remain in effect so long as the Fund is in existence, the municipal securities covered by the policy continue to be held by the Fund, and the Fund pays the premiums for the policy. Each insurer generally will reserve the right at any time upon 90 days written notice to the Fund to refuse to insure any additional securities purchased by the Fund after the effective date of such notice. The Board of Trustees of the Fund generally will reserve the right to terminate each policy upon seven days written notice to an insurer if it determines that the cost of such policy is not reasonable in relation to the value of the insurance to the Fund.

  Each Portfolio Insurance policy shall terminate as to any municipal security that has been redeemed from or sold by the Fund on the date of such redemption or the settlement date of such sale, and an insurer shall not have any liability thereafter under a policy as to any such municipal security, except that if the date of such redemption or the settlement date of such sale occurs after a record date and before the related payment date with respect to any such municipal security, the policy will terminate as to such municipal security on the business day immediately following such payment date. Each policy will terminate as to all municipal securities covered thereby on the date on which the last of the covered municipal securities mature, are redeemed or are sold by the Fund.

  One or more policies of Portfolio Insurance may provide the Fund, pursuant to an irrevocable commitment of the insurer, with the option to exercise the right to obtain permanent insurance ("Permanent Insurance") with respect to a municipal security that is to be sold by the Fund. The Fund would exercise the right to obtain Permanent Insurance upon payment of a single, predetermined insurance premium payable from the proceeds of the sale of such municipal security. It is expected that the Fund will exercise the right to obtain Permanent Insurance for a municipal security only if, in the opinion of the Adviser, upon such exercise the net proceeds from the sale by the Fund of such obligation, as insured, would exceed the proceeds from the sale of such obligation without insurance. The Permanent Insurance premium with respect to each such obligation is determined based upon the insurability of each such obligation as of the date of purchase by the Fund and will not be increased or decreased for any change in the creditworthiness of such obligation unless such obligation is in default as to payment of principal or interest, or both. In such event, the Permanent Insurance premium shall be subject to an increase predetermined at the date of purchase by the Fund.

  Because each Portfolio Insurance policy will terminate as to municipal securities sold by the Fund on the date of sale, in which event the insurer will be liable only for those payments of principal and interest that are then due and owing (unless Permanent Insurance is obtained by the Fund), the provision for this insurance will not enhance the marketability of securities held by the Fund, whether or not the securities are in default or in significant risk of default. On the other hand, since Original Issue Insurance and Secondary Market Insurance will remain in effect as long as municipal securities covered thereby are outstanding, such insurance may enhance the marketability of such securities even when such securities are in default or in significant risk of default, but the exact effect, if any, on the marketability cannot be estimated. Accordingly, the Fund may determine to retain or, alternatively, to sell municipal securities covered by Original Issue Insurance or Secondary Market Insurance that are in default or in significant risk of default.

  It is anticipated that certain of the municipal securities to be purchased by the Fund will be insured under policies obtained by persons other than the Fund. In instances in which the Fund purchases municipal securities insured under policies obtained by persons other than the Fund, the Fund does not pay the premiums for such policies; rather the cost of such policies may be reflected in a higher purchase price for such municipal securities. Accordingly, the yield on such municipal securities may be lower than that on similar uninsured municipal securities. Premiums for a Portfolio Insurance Policy generally are paid by the Fund monthly, and are adjusted for purchases and sales of municipal securities covered by the policy during the month. The yield on the Fund's portfolio is reduced to the extent of the insurance premiums paid by the Fund which, in turn, will depend upon the characteristics of the covered municipal securities held by the Fund. In the event the Fund were to purchase Secondary Market Insurance with respect to any municipal securities then covered by a Portfolio Insurance policy, the coverage and the obligation of the Fund to pay monthly premiums under such policy would cease with such purchase.

  There can be no assurance that insurance of the kind described above will continue to be available to the Fund. In the event that such insurance is no longer available or that the cost of such insurance outweighs the benefits to the Fund in the view of the Board of Trustees, the Board will consider whether to modify the investment policies of the Fund, which may require the approval of shareholders. In the event the claims-paying ability rating of an insurer of municipal securities in the Fund's portfolio were to be lowered from AAA by S&P, or if the Adviser anticipates such a lowering or otherwise does not believe an insurer's claims-paying ability merits its existing triple-A rating, the Fund could seek to obtain additional insurance from an insurer whose claims-paying ability is rated AAA by S&P, or if the Adviser determines that the cost of obtaining such additional insurance outweigh the benefits, the Fund may elect not to obtain additional insurance. In making such determination, the Adviser will consider the cost of the additional insurance, the new claims-paying ability rating and financial condition of the existing insurer and the creditworthiness of the issuer and/or guarantor of the underlying municipal securities. The Adviser also may determine not to purchase additional insurance in such circumstances if it believes that the insurer is taking steps which will cause its triple-A claims paying ability rating to be restored promptly.

  Although the Adviser periodically reviews the financial condition of each insurer, there can be no assurance that the insurers will be able to honour their obligations under all circumstances. In that regard, it should be noted that the claims-paying abilities and debt ratings of several large insurers (at least one of which insured municipal securities) recently have been lowered by one or more of the nationally recognized securities rating agencies and that many insurers currently are experiencing adverse results in their investment portfolios. In addition, certain insurers' operations recently have been assumed by their state regulatory agencies. The Fund cannot predict the consequences of a state takeover of an insurer's obligations and, in particular, whether such an insurer (or its state regulatory agency) could or would honour all of the insurer's contractual obligations including any outstanding insurance contracts insuring the timely payment of principal and interest on municipal securities. The Fund cannot predict the impact which such events might have on the market values of such municipal security. In the event of a default by an insurer on its obligations with respect to any municipal securities in the Fund's portfolio, the Fund would look to the issuer and/or guarantor of the relevant municipal securities for payments of principal and interest and such issuer and/or guarantor may not be rated AAA by S&P. Accordingly, the Fund could be exposed to greater risk of non-payment in such circumstances which could adversely affect the Fund's net asset value and the market price per Common Share. Alternatively, the Fund could elect to dispose of such municipal securities; however, the market prices for such municipal securities may be lower than the Fund's purchase price for them and the Fund could sustain a capital loss as a result.

  Although the insurance on municipal securities reduces financial or credit risk in respect of the insured obligations (i.e., the possibility that owners of the insured municipal securities will not receive timely scheduled payments of principal or interest), insured municipal securities remain subject to market risk (i.e., fluctuations in market value as a result of changes in prevailing interest rates). Accordingly, insurance on municipal securities does not insure the market value of the Fund's assets or the net asset value or the market price for the Common Shares.

  AMBAC Indemnity Corporation. AMBAC Indemnity is a Wisconsin-domiciled stock insurance corporation regulated by the Insurance Department of the State of Wisconsin and licensed to do business in 50 states and the District of Columbia. On December 31, 1991, AMBAC Indemnity had admitted assets of approximately $1,431,000,000, total liabilities of approximately $684,400,000 and statutory capital of approximately $830,000,000. Statutory capital consists of AMBAC Indemnity's policyholders' surplus and statutory contingency reserve. AMBAC Indemnity was formerly a wholly-owned subsidiary of Citicorp Financial Guaranty Holdings, Inc. ("Holdings") (formerly known as AMBAC Inc.), a financial holding company and itself a wholly-owned subsidiary of Citibank, N.A. ("Citibank"). According to Best Insurance Report (1991 edition), AMBAC Indemnity's aggregate exposure under all Class I (municipal bond insurance) financial guaranty bonds, the only class set forth therein, in force as of December 31, 1990 was $86,200,000,000.

  On May 1, 1991, AMBAC Inc. ("AMBAC Inc."), a financial holding company formed by Holdings, registered for sale with the Securities and Exchange Commission 17,600,000 shares of its common stock. The registration statement with respect to such sale was declared effective on July 11, 1991. As a result of the sale, Citibank, through its affiliate Holdings, owns approximately 49% of the total equity of AMBAC Inc., with a right to cast 20% of the total number of votes of all shares of outstanding common stock of AMBAC Inc. until such time as Citibank, including its affiliates, reduces its equity ownership to less than 25% of AMBAC Inc. (at which time the shares owned by it become non-voting). As of the date of the consummation of the sale of common stock, AMBAC Indemnity became a direct wholly owned subsidiary of AMBAC Inc. The Wisconsin Insurance Department has stated that the sale of common stock described herein does not require its prior approval. Both Moody's and S&P have reaffirmed that the sale of the common stock of AMBAC Inc. does not affect AMBAC Indemnity's triple-A claims-paying ability ratings.

  AMBAC Indemnity has entered into pro rata reinsurance agreements under which a percentage of the insurance underwritten pursuant to certain municipal bond insurance programs of AMBAC Indemnity has been and will be assumed by a number of foreign and domestic unaffiliated reinsurers.

  Copies of AMBAC Indemnity's financial statements prepared in accordance with statutory accounting standards are available from AMBAC Indemnity. The address of AMBAC Indemnity's administrative offices and its telephone number are One State Street Plaza, 17th Floor, New York, New York 10004 and (212) 668-0340.

                  DESCRIPTION OF MUNICIPAL SECURITIES RATINGS

  STANDARD & POOR'S RATINGS GROUP--A brief description of the applicable Standard & Poor's Ratings Group (S&P) rating symbols and their meanings (as published by S&P) follows:

     1.  DEBT


          A S&P corporate or municipal debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.


          The debt rating is not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

          The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform any audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.

        The ratings are based, in varying degrees, on the following considerations:

        1. Likelihood of default--capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation;

        2. Nature of and provisions of the obligation;

        3. Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

    AAA         Debt rated 'AAA' has the highest rating assigned by S&P.
                Capacity to pay interest and repay principal is extremely strong.

    AA Debt rated 'AA' has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

    A Debt rated 'A' has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

    BBB Debt rated 'BBB' is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

    BB          Debt rated 'BB', 'B', 'CCC', 'CC' and 'C' is regarded, on
    B           balance, as predominantly speculative with respect to
    CCC         capacity to pay interest and repay principal. 'BB' indicates
    CC          the least degree of speculation and 'C' the highest. While
    C           such debt will likely have some quality and protective
                characteristics, these are outweighed by large uncertainties or large exposures to adverse conditions.

    BB Debt rated 'BB' has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The 'BB' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'BBB-' rating.

    B Debt rated 'B' has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The 'B' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'BB' or 'BB-' rating.

    CCC Debt rated 'CCC' has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The 'CCC' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'B' or 'B-' rating.

    CC The rating 'CC' typically is applied to debt subordinated to senior debt that is assigned an actual or implied 'CCC' rating.

    C The rating 'C' typically is applied to debt subordinated to senior debt which is assigned an actual or implied 'CCC-' debt rating. The 'C' rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

    CI The rating 'CI' is reserved for income bonds on which no interest is being paid.

    D Debt rated 'D' is in payment default. The 'D' rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

                PLUS (+) or MINUS (-): The ratings from 'AA' to 'CCC' may be modified by the addition of a plus or minus sign to show relative standing within the major categories.


    C The letter "c" indicates that the holder's option to tender the security for purchase may be canceled under certain prestated conditions enumerated in the tender option documents.

    I The letter "i" indicates the rating is implied. Such ratings are assigned only on request to entities that do not have specific debt issues to be rated. In addition, implied ratings are assigned to governments that have not requested explicit ratings for specific debt issues. Implied ratings on governments represent the sovereign ceiling or upper limit for ratings on specific debt issues of entities domiciled in the country.

    L The letter "L" indicates that the rating pertains to the principal amount of those bonds to the extent that the underlying deposit collateral is federally insured and interest is adequately collateralized. In the case of certificates of deposit, the letter "L" indicates that the deposit, combined with other deposits being held in the same right and capacity, will be honored for principal and accrued pre-default interest up to the federal insurance limits within 30 days after closing of the insured institution or, in the event that the deposit is assumed by a successor insured institution, upon maturity.

    P The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgement with respect to such likelihood and risk.

                * Continuance of the rating is contingent upon S&P's receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows.

    NR Indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

  DEBT OBLIGATIONS OF ISSUERS OUTSIDE THE UNITED STATES AND ITS TERRITORIES are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

  BOND INVESTMENT QUALITY STANDARDS: Under present commercial bank regulations issued by the Comptroller of the Currency, bonds rated in the top four categories ("AAA", "AA", "A", "BBB", commonly known as "investment grade" ratings) are generally regarded as eligible for bank investment. In addition, the laws of various states governing legal investments impose certain rating or other standards for obligations eligible for investment by savings banks, trust companies, insurance companies and fiduciaries generally.

     2.  MUNICIPAL NOTES

          A S&P note rating reflects the liquidity concerns and market access risks unique to notes. Notes maturing in 3 years or less will likely receive a note rating. Notes maturing beyond 3 years will most likely receive a long-term debt rating.

          The following criteria will be used in making that assessment.

          -- Amortization schedule (the larger the final maturity relative to other maturities, the more likely it will be treated as a note).

          -- Source of payment (the more the issue depends on the market for its refinancing, the more likely it will be treated as a note).

        The note rating symbols and definitions are as follows:

    SP-1 Strong capacity to pay principal and interest. Issues determined to possess very strong characteristics are a plus
                (+) designation.

    SP-2 Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

    SP-3        Speculative capacity to pay principal and interest.

     3.  COMMERCIAL PAPER

          A S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

          Ratings are graded into several categories, ranging from 'A-1' for the highest-quality obligations to 'D' for the lowest. These categories are as follows:

    A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation.

    A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated 'A-1'.

    A-3 Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

    B Issues rated 'B' are regarded as having only speculative capacity for timely payment.

    C This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

    D Debt rated 'D' is in payment default. The 'D' rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

     A commercial paper rating is not a recommendation to purchase or sell a security. The ratings are based on current information furnished to S&P by the issuer or obtained by S&P from other sources it considers reliable. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of, such information.

     4.  TAX-EXEMPT DUAL RATINGS

          S&P assigns "dual" ratings to all debt issues that have a put option or demand feature as part of their structure.

          The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols for the put option (for example, 'AAA/A-1+'). With short-term demand debt, S&P's note rating symbols are used with the commercial paper symbols (for example, 'SP-1+/A-1+').

  MOODY'S INVESTORS SERVICE--A brief description of the applicable Moody's Investors Service ("Moody's") rating symbols and their meanings (as published by Moody's) follows:

     1.  LONG-TERM MUNICIPAL BONDS

    AAA Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

    AA Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

    A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

    BAA Bonds which are rated Baa are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

    BA Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured.
                Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

    B Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

    CAA Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

    CA Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

    C Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

    CON (..)    Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated
                conditionally and designated with the prefix "Con" followed by rating in parentheses. These are bonds secured by: (a)
                earnings of projects under construction, (b) earnings of
                projects unseasoned in operation experience, (c) rentals
                that begin when facilities are completed, or (d) payments to which some other limiting condition attaches the
                parenthetical rating denotes the probable credit stature
                upon completion of construction or elimination of the basis of the condition.

    (P) (..) When applied to forward delivery bonds, indicates that the rating is provisional pending the delivery of the bonds. The rating may be revised prior to delivery if changes occur in the legal documents or the underlying credit quality of the bonds.

    NOTE: Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from AA to B. The modifier 1 indicates that the company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the company ranks in the lower end of its generic rating category.



     2.  SHORT-TERM EXEMPT NOTES

          Moody's ratings for state and municipal short-term obligations will be designated Moody's Investment Grade or (MIG). Such ratings recognize the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower and short-term cyclical elements are critical in short-term ratings, while other factors of major importance in bond risk, long-term secular trends for example, may be less important over the short run. A short-term rating may also be assigned on an issue having a demand feature-variable rate demand obligation. Such ratings will be designated as VMIG, SG or, if the demand feature is not rated, as NR.

          Moody's short-term ratings are designated Moody's Investment Grade as MIG 1 or VMIG 1 through MIG 4 or VMIG 4. As the name implies, when Moody's assigns a MIG or VMIG rating, all categories define an investment grade situation.

          MIG 1/VMIG 1. This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

          MIG 2/VMIG 2. This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

          MIG 3/VMIG 3. This designation denotes favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

          MIG 4/VMIG 4. This designation denotes adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

          SG. This designation denotes speculative quality. Debt instruments in this category lack margins of protection.

     3.  TAX-EXEMPT COMMERCIAL PAPER


          Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody's makes no representation that such obligations are exempt from registration under the Securities Act of 1933, nor does it represent that any specific note is a valid obligation of a rated issuer or issued in conformity with any applicable law.



          Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:



       Issuers rated Prime-1 (for related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:



         - Leading market positions in well established industries.



         - High rates of return on funds employed.



         - Conservative capitalization structures with moderate reliance on debt and ample asset protection.



         - Broad margins in earning coverage of fixed financial charges and high internal cash generation.

         - Well established access to a range of financial markets and assured sources of alternate liquidity.



       Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.



       Issuers rated Prime-3 (or related supporting institutions) have an acceptable capacity for repayment of short-term promissory obligations. The effects of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.



       Issuers rated Not Prime do not fall within any of the Prime rating categories.



                             TRUSTEES AND OFFICERS



  The tables below list the trustees and officers of the Trust (of which the Fund is a separate series) and other executive officers of the Fund's investment adviser and their principal occupations for the last five years and their affiliations, if any, with VK/AC Holding, Inc. ("VKAC Holding"), Van Kampen American Capital, Inc. ("Van Kampen American Capital" or "VKAC"), Van Kampen American Capital Investment Advisory Corp. ("Advisory Corp."), Van Kampen American Capital Asset Management, Inc. ("Asset Management"), Van Kampen American Capital Distributors, Inc., the distributor of the Fund's shares (the "Distributor") and ACCESS Investors Services Inc., the Fund's transfer agent ("ACCESS"). Advisory Corp. and Asset Management sometimes are referred to herein collectively as the "Advisers". For purposes hereof, the term "Fund Complex" includes each of the open-end investment companies advised by the Advisory Corp. and each of the open-end investment companies advised by the Asset Management (excluding the American Capital Exchange Fund and the Common Sense Trust).



                                    TRUSTEES



                                                            PRINCIPAL OCCUPATIONS OR
          NAME, ADDRESS AND AGE                            EMPLOYMENT IN PAST 5 YEARS
          ---------------------                            --------------------------
J. Miles Branagan.........................  Private investor. Co-founder, and prior to August 1996,
1632 Morning Mountain Road                  Chairman, Chief Executive Officer and President, MDT
Raleigh, NC 27614                           Corporation (now known as Getinge/Castle, Inc., a
Date of Birth: 07/14/32                     subsidiary of Getinge Industrier AB), a company which
                                            develops, manufactures, markets and services medical and
                                            scientific equipment. Trustee of each of the funds in the
                                            Fund Complex.
Linda Hutton Heagy........................  Partner, Ray & Berndtson, Inc. An executive recruiting
Sears Tower                                 and management consulting firm. Formerly, Executive Vice
233 South Wacker Drive                      President of ABN AMRO, N.A., a Dutch bank holding
Suite 4020                                  company. Prior to 1992, Executive Vice President of La
Chicago, IL 60606                           Salle National Bank. Trustee of each of the funds in the
Date of Birth: 06/03/48                     Fund Complex.
R. Craig Kennedy..........................  President and Director, German Marshall Fund of the
11 DuPont Circle, N.W.                      United States. Formerly, advisor to the Dennis Trading
Washington, D.C. 20036                      Group Inc. Prior to 1992, President and Chief Executive
Date of Birth: 02/29/52                     Officer, Director and Member of the Investment Committee
                                            of the Joyce Foundation, a private foundation. Trustee of
                                            each of the funds in the Fund Complex.

                                                            PRINCIPAL OCCUPATIONS OR
          NAME, ADDRESS AND AGE                            EMPLOYMENT IN PAST 5 YEARS
          ---------------------                            --------------------------
Dennis J. McDonnell*......................  President and a Director of VKAC. President, Chief
One Parkview Plaza                          Operating Officer and a Director of the Advisers.
Oakbrook Terrace, IL 60181                  Director or officer of certain other subsidiaries of
Date of Birth: 05/20/42                     VKAC. Prior to November 1996, Executive Vice President
                                            and a Director of VKAC Holding. President and Trustee of
                                            each of the funds in the Fund Complex. President,
                                            Chairman of the Board and Trustee of other investment
                                            companies advised by the Advisers or their affiliates.
Jack E. Nelson............................  President, Nelson Investment Planning Services, Inc., a
423 Country Club Drive                      financial planning company and registered investment
Winter Park, FL 32789                       adviser. President, Nelson Ivest Brokerage Services Inc.,
Date of Birth: 02/13/36                     a member of the National Association of Securities
                                            Dealers, Inc. ("NASD") and Securities Investors
                                            Protection Corp. ("SIPC"). Trustee of each of the funds
                                            in the Fund Complex.
Jerome L. Robinson........................  President, Robinson Technical Products Corporation, a
115 River Road                              manufacturer and processor of welding alloys, supplies
Edgewater, NJ 07020                         and equipment. Director, Pacesetter Software, a software
Date of Birth: 10/10/22                     programming company specializing in white collar
                                            productivity. Director, Panasia Bank. Trustee of each of
                                            the funds in the Fund Complex.
Phillip B. Rooney.........................  Private investor. Director, Illinois Tool Works, Inc., a
348 East Third Street                       manufacturing company; Director, The Servicemaster
Hinsdale, IL 60521                          Company, a business and consumer services company;
Date of Birth: 07/08/44                     Director, Urban Shopping Centers Inc., a retail mall
                                            management company; Director, Stone Container Corp., a
                                            paper manufacturing company. Trustee, University of Notre
                                            Dame. Formerly, President and Chief Executive Officer,
                                            WMX Technologies Inc., an environmental services company,
                                            and prior to that President and Chief Operating Officer,
                                            WMX Technologies Inc. Trustee of each of the funds in the
                                            Fund Complex.
Fernando Sisto............................  Professor Emeritus and, prior to 1995, Dean of the
155 Hickory Lane                            Graduate School, Stevens Institute of Technology.
Closter, NJ 07624                           Director, Dynalysis of Princeton, a firm engaged in
Date of Birth: 08/02/24                     engineering research. Trustee of each of the funds in the
                                            Fund Complex.
Wayne W. Whalen*..........................  Partner in the law firm of Skadden, Arps, Slate, Meagher
333 West Wacker Drive                       & Flom (Illinois), legal counsel to the funds in the Fund
Chicago, IL 60606                           Complex, open-end funds advised by Van Kampen American
Date of Birth: 08/22/39                     Capital Management, Inc. and closed-end funds advised by
                                            Advisory Corp. Trustee of each of the funds in the Fund
                                            Complex, open-end funds advised by Van Kampen Capital
                                            Management, Inc. and closed-end funds advised by Advisory
                                            Corp.


---------------

* Such trustees are "interested persons" (within the meaning of Section 2(a)(19) of the 1940 Act). Mr. McDonnell is an interested person of the Advisers and the Fund by reason of his positions with VKAC and its affiliates. Mr. Whalen is an interested person of the Fund by reason of his firm currently acting as legal counsel to the Fund and is an interested person of Asset Management with respect to certain funds advised by Asset Management by reason of his firm in the past acting as legal counsel to Asset Management.

                                    OFFICERS



  Messrs. Hegel, Nyberg, Wood, Sullivan, Dalmaso, Martin, Wetherell and Hill are located at One Parkview Plaza, Oakbrook Terrace, IL 60181. The Fund's other officers are located at 2800 Post Oak Blvd., Houston, TX 77056.



                                     POSITIONS AND                     PRINCIPAL OCCUPATIONS
        NAME AND AGE               OFFICES WITH FUND                    DURING PAST 5 YEARS
        ------------               -----------------                   ---------------------
Peter W. Hegel..............  Vice President                Executive Vice President of the Advisers.
  Date of Birth: 06/25/56                                   Director of Asset Management. Officer of
                                                            certain other subsidiaries of VKAC. Vice
                                                            President of each of the funds in the Fund
                                                            Complex and certain other investment
                                                            companies advised by the Advisers or their
                                                            affiliates.

Curtis W. Morell............  Vice President and Chief      Senior Vice President of the Advisers, Vice
  Date of Birth: 08/04/46     Accounting Officer            President and Chief Accounting Officer of
                                                            each of the funds in the Fund Complex and
                                                            certain other investment companies advised
                                                            by the Advisers or their affiliates.

Ronald A. Nyberg............  Vice President and Secretary  Executive Vice President, General Counsel
  Date of Birth: 07/29/53                                   and Secretary of VKAC. Executive Vice
                                                            President, General Counsel, Assistant
                                                            Secretary and a Director of the Advisers
                                                            and the Distributor. Executive Vice
                                                            President, General Counsel and Assistant
                                                            Secretary of ACCESS. Director or officer of
                                                            certain other subsidiaries of VKAC.
                                                            Director of ICI Mutual Insurance Co., a
                                                            provider of insurance to members of the
                                                            Investment Company Institute. Prior to
                                                            November 1996, Executive Vice President,
                                                            General Counsel and Secretary of VKAC
                                                            Holding. Vice President and Secretary of
                                                            each of the funds in the Fund Complex and
                                                            certain other investment companies advised
                                                            by the Advisers or their affiliates.
Don G. Powell                                               Chairman, President, Chief Executive
2800 Post Oak Blvd.                                         Officer and a Director of VKAC. Chairman,
Houston, TX 77056                                           Chief Executive Officer and a Director of
  Date of Birth: 10/19/39                                   the Advisers and the Distributor. Chairman
                                                            and a Director of ACCESS. Director or
                                                            officer of certain other subsidiaries of
                                                            VKAC. Chairman of the Board of Governors
                                                            and the Executive Committee of the
                                                            Investment Company Institute. Prior to
                                                            November, 1996, President, Chief Executive
                                                            Officer and a Director of VKAC Holding.
                                                            President, Chief Executive Officer and a
                                                            Trustee/Director of certain investment
                                                            companies advised by Asset Management and
                                                            prior to July 1996, President, Chief
                                                            Executive Officer and a Trustee of the
                                                            funds in the Fund Complex and closed-end
                                                            investment companies advised by Advisory
                                                            Corp.

                                     POSITIONS AND                     PRINCIPAL OCCUPATIONS
        NAME AND AGE               OFFICES WITH FUND                    DURING PAST 5 YEARS
        ------------               -----------------                   ---------------------

Alan T. Sachtleben..........  Vice President                Executive Vice President of the Advisers.
  Date of Birth: 04/20/42                                   Director of Asset Management. Director or
                                                            officer of certain other subsidiaries of
                                                            VKAC. Vice President of each of the funds
                                                            in the Fund Complex and certain other
                                                            investment companies advised by the
                                                            Advisers or their affiliates.

Paul R. Wolkenberg..........  Vice President                Executive Vice President of the VKAC, the
  Date of Birth: 11/10/44                                   Advisers and the Distributor. President,
                                                            Chief Executive Officer and a Director of
                                                            ACCESS. Director or officer of certain
                                                            other subsidiaries of VKAC. Vice President
                                                            of each of the funds in the Fund Complex
                                                            and certain other investment companies
                                                            advised by the Advisers or their
                                                            affiliates.

Edward C. Wood III..........  Vice President and Chief      Senior Vice President of the Advisers. Vice
  Date of Birth: 01/11/56     Financial Officer             President and Chief Financial Officer of
                                                            each of the funds in the Fund Complex and
                                                            certain other investment companies advised
                                                            by the Advisers or their affiliates.

John L. Sullivan............  Treasurer                     First Vice President of the Advisers.
  Date of Birth: 08/20/55                                   Treasurer of each of the funds in the Fund
                                                            Complex and certain other investment
                                                            companies advised by the Advisers or their
                                                            affiliates.

Tanya M. Loden..............  Controller                    Vice President of the Advisers. Controller
  Date of Birth: 11/19/59                                   of each of the funds in the Fund Complex
                                                            and other investment companies advised by
                                                            the Advisers or the affiliates.

Nicholas Dalmaso............  Assistant Secretary           Assistant Vice President and Senior
  Date of Birth: 03/01/65                                   Attorney of VKAC. Assistant Vice President
                                                            and Assistant Secretary of the Advisers and
                                                            the Distributor. Officer of certain other
                                                            subsidiaries of VKAC. Assistant Secretary
                                                            of each of the funds in the Fund Complex
                                                            and other investment companies advised by
                                                            the Advisers or the affiliates.

Huey P. Falgout, Jr.........  Assistant Secretary           Assistant Vice President and Senior
  Date of Birth: 11/15/63                                   Attorney of VKAC. Assistant Vice President
                                                            and Assistant Secretary of the Advisers,
                                                            the Distributor and ACCESS. Officer of
                                                            certain other subsidiaries of VKAC.
                                                            Assistant Secretary of each of the funds in
                                                            the Fund Complex and other investment
                                                            companies advised by the Advisers or the
                                                            affiliates.

                                     POSITIONS AND                     PRINCIPAL OCCUPATIONS
        NAME AND AGE               OFFICES WITH FUND                    DURING PAST 5 YEARS
        ------------               -----------------                   ---------------------
Scott E. Martin.............  Assistant Secretary           Senior Vice President, Deputy General
  Date of Birth: 08/20/56                                   Counsel and Assistant Secretary of VKAC.
                                                            Senior Vice President, Deputy General
                                                            Counsel and Secretary of the Advisers, the
                                                            Distributor and ACCESS. Officer of certain
                                                            other subsidiaries of VKAC. Prior to
                                                            November 1996, Senior Vice President,
                                                            Deputy General Counsel and Assistant
                                                            Secretary of VKAC Holding. Assistant
                                                            Secretary of each of the funds in the Fund
                                                            Complex and other investment companies
                                                            advised by the Advisers or the affiliates.

Weston B. Wetherell.........  Assistant Secretary           Vice President, Associate General Counsel
  Date of Birth: 06/15/56                                   and Assistant Secretary of VKAC, the
                                                            Advisers and the Distributor. Officer of
                                                            certain other subsidiaries of VKAC.
                                                            Assistant Secretary of each of the funds in
                                                            the Fund Complex and other investment
                                                            companies advised by the Advisers or the
                                                            affiliates.

Steven M. Hill..............  Assistant Treasurer           Assistant Vice President of the Advisers.
  Date of Birth: 10/16/64                                   Assistant Treasurer of each of the funds in
                                                            the Fund Complex and other investment
                                                            companies advised by the Advisers or the
                                                            affiliates.

M. Robert Sullivan..........  Assistant Controller          Assistant Vice President of the Advisers.
  Date of Birth: 03/30/33                                   Assistant Controller of each of the funds
                                                            in the Fund Complex and other investment
                                                            companies advised by the Advisers or the
                                                            affiliates.

  Each of the trustees holds the same position with each of the funds in the Fund Complex. As of December 31, 1996, there were 51 funds in the Fund Complex. Each trustee who is not an affiliated person of VKAC, the Advisers, the Distributor, ACCESS or Morgan Stanley (each a "Non-Affiliated Trustee") is compensated by an annual retainer and meeting fees for services to the funds in the Fund Complex. Each fund in the Fund Complex provides a deferred compensation plan to its Non-Affiliated Trustees that allows trustees to defer receipt of their compensation and earn a return on such deferred amounts based upon the return of the common shares of the funds in the Fund Complex as more fully described below. Each fund in the Fund Complex also provides a retirement plan to its Non-Affiliated Trustees that provides Non-Affiliated Trustees with compensation after retirement, provided that certain eligibility requirements are met as more fully described below.



  The compensation of each Non-Affiliated Trustee from each fund in the Fund Complex advised by Advisory Corp. (each a "VK Fund" and collectively the "VK Funds") includes an annual retainer in an amount equal to $2,500 per calendar year, due in four quarterly installments on the first business day of each calendar quarter. Each Non-Affiliated Trustee receives a per meeting fee from each VK Fund in the amount of $125 per regular quarterly meeting attended by the Non-Affiliated Trustee, due on the date of such meeting, plus reasonable expenses incurred by the Non-Affiliated Trustee in connection with his or her services as a trustee. Each Non-Affiliated Trustee receives a per meeting fee from each VK Fund in the amount of $125 per special meeting attended by the Non-Affiliated Trustee, due on the date of such meeting, plus reasonable expenses incurred by the Non-Affiliated Trustee in connection with his or her services as a trustee, provided that no compensation will be paid in connection with certain telephonic special meetings.



  The compensation of each Non-Affiliated Trustee from the funds in the Fund Complex advised by Asset Management (each an "AC Fund" or collectively the "AC Funds") includes an annual retainer in an amount equal to $35,000 per calendar year, due in four quarterly installments on the first business day of each calendar quarter. The AC Funds pay each Non-Affiliated Trustee a per meeting fee in the amount of $2,000 per regular quarterly meeting attended by the Non-Affiliated Trustee, due on the date of such meeting, plus reasonable expenses incurred by the Non-Affiliated Trustee in connection with his or her services as a trustee. Payment of the annual retainer and the regular meeting fee is allocated among the AC Funds (i) 50% on the basis of the relative net assets of each AC Fund to the aggregate net assets of all the AC Funds and (ii) 50% equally to each AC Fund, in each case as of the last business day of the preceding calendar quarter. Each AC Fund which is the subject of a special meeting of the trustees generally pays each Non-Affiliated Trustee a per meeting fee in the amount of $125 per special meeting attended by the Non-Affiliated Trustee, due on the date of such meeting, plus reasonable expenses incurred by the Non-Affiliated Trustee in connection with his or her services as a trustee, provided that no compensation will be paid in connection with certain telephonic special meetings.



  The trustees approved an aggregate compensation cap with respect to funds in the Fund Complex of $84,000 per Non-Affiliated Trustee per year (excluding any retirement benefits) for the period July 22, 1995 through December 31, 1996, subject to the net assets and the number of funds in the Fund Complex as of July 21, 1995 and certain other exceptions. For the calendar year ended December 31, 1996, certain trustees received aggregate compensation from the funds in the Fund Complex over $84,000 due to compensation received but not subject to the cap, including compensation from new funds added to the Fund Complex after July 22, 1995 and certain special meetings in 1996. In addition, each of Advisory Corp. or Asset Management, as the case may be, agreed to reimburse each fund in the Fund Complex through December 31, 1996 for any increase in the aggregate trustee's compensation over the aggregate compensation paid by such fund in its 1994 fiscal year, provided that if a fund did not exist for the entire 1994 fiscal year appropriate adjustments will be made.



  Each Non-Affiliated Trustee generally can elect to defer receipt of all or a portion of the compensation earned by such Non-Affiliated Trustee until retirement. Amounts deferred are retained by the Fund and earn a rate of return determined by reference to the return on the common shares of such Fund or other funds in the Fund Complex as selected by the respective Non-Affiliated Trustee, with the same economic effect as if such Non-Affiliated Trustee had invested in one or more funds in the Fund Complex. To the extent permitted by the 1940 Act, the Fund may invest in securities of those funds selected by the Non-Affiliated Trustees in order to match the deferred compensation obligation. The deferred compensation plan is not funded and obligations thereunder represent general unsecured claims against the general assets of the Fund.



  Each fund in the Fund Complex has adopted a retirement plan. Under the Fund's retirement plan, a Non-Affiliated Trustee who is receiving trustee's compensation from the Fund prior to such Non-Affiliated Trustee's retirement, has at least 10 years of service (including years of service prior to adoption of the retirement plan) and retires at or after attaining the age of 60, is eligible to receive a retirement benefit equal to $2,500 per year for each of the ten years following such trustee's retirement from the Fund. Trustees retiring prior to the age of 60 or with fewer than 10 years but more than 5 years of service may receive reduced retirement benefits from the Fund. Each trustee has served as a member of the Board of Trustees since he or she was first appointed or elected in the year set forth below. The retirement plan contains a Fund Complex retirement benefit cap of $60,000 per year. Asset Management has reimbursed each AC Fund for the expenses related to the retirement plan through December 31, 1996.



  Additional information regarding compensation and benefits for trustees is set forth below. As indicated in the notes accompanying the table, the amounts relate to either the Trust's most recently completed fiscal year or the Fund Complex' most recently completed calendar year ended December 31, 1996.



                            1996 COMPENSATION TABLE



                                                                                                            TOTAL
                                                                                                        COMPENSATION
                                                             PENSION OR          ESTIMATED MAXIMUM     BEFORE DEFERRAL
                              AGGREGATE COMPENSATION     RETIREMENT BENEFITS      ANNUAL BENEFITS         FROM FUND
                             BEFORE DEFERRAL FROM THE    ACCRUED AS PART OF     FROM THE TRUST UPON     COMPLEX PAID
          NAME(1)                    TRUST(2)                EXPENSES(3)           RETIREMENT(4)        TO TRUSTEE(5)
          -------            ------------------------    -------------------    -------------------    ---------------
J. Miles Branagan*                    $20,000                  $ 4,229                 $20,000            $104,875
Philip P. Gaughan                       3,750                    7,529                   6,750              16,875
Linda Hutton Heagy*                    20,000                      490                  20,000             104,875
Dr. Roger Hilsman                      20,000                        0                       0             103,750
R. Craig Kennedy*                      20,000                      380                  20,000             104,875
Donald C. Miller                       20,000                   13,241                   9,250             104,875
Jack E. Nelson*                        20,000                    2,636                  20,000              97,875
David Rees                              4,750                        0                       0              22,000
Jerome L. Robinson*                    20,000                   11,665                   7,250             101,625
Lawrence J. Sheehan                     4,750                        0                       0              22,000
Dr. Fernando Sisto*                    20,000                    7,056                  12,000             104,875
Wayne W. Whalen*                       20,000                    1,834                  20,000             104,875
William S. Woodside                    20,000                        0                       0             104,875


---------------

* Currently a member of the Board of Trustees. Mr. Phillip B. Rooney also is a current member of the Board of Trustees but is not included in the compensation table because he did not serve on the Board of Trustees or receive any compensation from the Trust prior to April 14, 1997. Messrs. McDonnell and Powell, also trustees of the Trust during all or a portion of the Trust's last fiscal year, are not included in the compensation table because they are affiliated persons of the Advisers and are not eligible for compensation or retirement benefits from the Trust.



(1) Persons not designated by an asterisk are not currently members of the Board of Trustees, but were members of the Board of Trustees during the Trust's most recently completed fiscal year. Messrs. Gaughan and Rees retired from the Board of Trustees on January 26, 1996 and January 29, 1996, respectively. Mr. Sheehan was removed from the Board of Trustees effective January 29, 1996. Messrs. Hilsman, Miller and Woodside retired from the Board of Trustees on December 31, 1996.



(2) The amounts shown in this column represent the aggregate compensation before deferral from all eight series of the Trust, including the Fund, with respect to the Trust's fiscal year ended December 31, 1996.

    The detail of aggregate compensation before deferral for each series, including the Fund, are shown in Table A below. Certain trustees deferred compensation from the Trust during the fiscal year ended December 31, 1996; the aggregate compensation deferred from all eight series of the Trust, including the Fund, is as follows: Mr. Branagan, $5,750; Mr. Gaughan, $3,750; Ms. Heagy, $15,000; Mr. Kennedy, $9,500; Mr. Miller, $20,000; Mr.
    Nelson, $20,000; Mr. Robinson, $18,000; and Mr. Whalen, $19,625. The details of amounts deferred for each series, including the Fund, are shown in Table B below. Amounts deferred are retained by the respective fund and earn a rate of return determined by reference to either the return on the common shares of such fund or other funds in the Fund Complex as selected by the respective Non-Affiliated Trustee, with the same economic effect as if such Non-Affiliated Trustee had invested in one or more funds in the Fund Complex. To the extent permitted by the 1940 Act, each fund may invest in securities of those funds selected by the Non-Affiliated Trustees in order to match the deferred compensation obligation. The cumulative deferred compensation (including interest) accrued with respect to each trustee from all eight series of the Trust, including the Fund, as of the Trust's fiscal year ended December 31, 1996 is as follows: Mr. Branagan, $5,678; Mr. Gaughan, $20,094; Ms. Heagy, $20,472; Mr. Kennedy, $47,294; Mr. Miller, $55,827; Mr. Nelson, $57,771; Mr. Robinson, $54,847; and Mr. Whalen,
    $49,269. The details of cumulative deferred compensation (including interest) for each series, including the Fund, are shown in Table C below. The deferred compensation plan is described above the Compensation Table.



(3) The amounts shown in this column represent the retirement benefits accrued by all eight series of the Trust, including the Fund, with respect to the Trust's fiscal year ended December 31, 1996. The details of retirement benefits accrued for each series, including the Fund, are shown in Table D below. The retirement plan is described above the Compensation Table.



(4) This is the estimated maximum annual benefits payable by the Trust in each year of the 10-year period commencing in the year of such trustee's retirement from the Trust. The estimated maximum annual benefit, except for trustees who have retired or are near retirement, is based upon $2,500 per series assuming: the trustee has 10 or more years of service on the Board of Trustees (including years of service prior to the adoption of the retirement plan) and retires at or after attaining the age of 60. Trustees retiring prior to the age of 60 or with fewer than 10 years of service for a series of the Trust may receive reduced retirement benefits from such series. The actual annual benefit may be less if the trustee is subject to the Fund Complex retirement benefit cap or if the trustee is not fully vested at the time of retirement. Each Non-Affiliated Trustee of the Board of Trustees has served as a member of the Board of Trustees since he or she was first appointed or elected in the year set forth in Table E below.



(5) The amounts shown in this column represent the aggregate compensation paid by all 51 of the investment companies in the Fund Complex as of December 31, 1996 before deferral by the trustees under the deferred compensation plan. Certain trustees deferred all or a portion of their aggregate compensation from the Fund Complex during the calendar year ended December 31, 1996. The deferred compensation earns a rate of return determined by reference to the return on the shares of the funds in the Fund Complex as selected by the respective Non-Affiliated Trustee, with the same economic effect as if such Non-Affiliated Trustee had invested in one or more funds in the Fund Complex. To the extent permitted by the 1940 Act, the Fund may invest in securities of those investment companies selected by the Non-Affiliated Trustees in order to match the deferred compensation obligation. The trustees' Fund Complex compensation cap covered the period July 22, 1995 through December 31, 1996. For the calendar year ended December 31, 1996, certain trustees received compensation over $84,000 in the aggregate due to compensation received but not subject to the cap, including compensation from new funds added to the Fund Complex after July 22, 1995 and certain special meetings in 1996. The Advisers and their affiliates also serve as investment adviser for other investment companies; however, with the exception of Messrs. McDonnell, Powell and Whalen, the trustees were not trustees of such investment companies. Combining the Fund Complex with other investment companies advised by the Advisers and their affiliates, Mr. Whalen received Total Compensation of $243,375 during the calendar year ended December 31, 1996.



  As of April 4, 1997, the trustees and officers of the Fund as a group owned less than 1% of the shares of the Fund.

                                                                         TABLE A


           1996 AGGREGATE COMPENSATION FROM THE TRUST AND EACH SERIES


                                                                               TRUSTEE
                                   FISCAL    ----------------------------------------------------------------------------
       FUND NAME                  YEAR-END   BRANAGAN   GAUGHAN   HEAGY    HILSMAN   KENNEDY   MILLER    NELSON     REES
       ---------                  --------   --------   -------   -----    -------   -------   ------    ------     ----
 Insured Tax Free Income Fund....  12/31     $ 3,125    $  625    $3,125   $3,125    $3,125    $ 3,125   $ 3,125   $  750
 Tax Free High Income Fund.......  12/31       3,125       625     3,125    3,125     3,125      3,125     3,125      750
 California Insured Tax Free
   Income Fund...................  12/31       3,125       625     3,125    3,125     3,125      3,125     3,125      750
 Municipal Income Fund...........  12/31       3,125       625     3,125    3,125     3,125      3,125     3,125      750
 Intermediate Term Municipal
   Income Fund...................  12/31       3,125       625     3,125    3,125     3,125      3,125     3,125      750
 Florida Insured Tax Free Income
   Fund..........................  12/31       3,125       625     3,125    3,125     3,125      3,125     3,125      750
 New Jersey Tax Free Income
   Fund..........................  12/31         625         0       625      625       625        625       625      125
 New York Tax Free Income Fund...  12/31         625         0       625      625       625        625       625      125
   Trust Total...................             20,000     3,750    20,000   20,000    20,000     20,000    20,000    4,750

                                                       TRUSTEE
                                   ------------------------------------------------
       FUND NAME                   ROBINSON   SHEEHAN   SISTO    WHALEN    WOODSIDE
       ---------                   --------   -------   -----    ------    --------
 Insured Tax Free Income Fund....   $3,125    $  750    $3,125   $ 3,125    $3,125
 Tax Free High Income Fund.......    3,125       750     3,125     3,125     3,125
 California Insured Tax Free
   Income Fund...................    3,125       750     3,125     3,125     3,125
 Municipal Income Fund...........    3,125       750     3,125     3,125     3,125
 Intermediate Term Municipal
   Income Fund...................    3,125       750     3,125     3,125     3,125
 Florida Insured Tax Free Income
   Fund..........................    3,125       750     3,125     3,125     3,125
 New Jersey Tax Free Income
   Fund..........................      625       125       625       625       625
 New York Tax Free Income Fund...      625       125       625       625       625
   Trust Total...................   20,000     4,750    20,000    20,000    20,000



                                                                         TABLE B



      1996 AGGREGATE COMPENSATION DEFERRED FROM THE TRUST AND EACH SERIES


                                                                                     TRUSTEE
                                     FISCAL    -----------------------------------------------------------------------------------
     FUND NAME                      YEAR-END   BRANAGAN   GAUGHAN   HEAGY    HILSMAN   KENNEDY   MILLER   NELSON   REES   ROBINSON
     ---------                      --------   --------   -------   -----    -------   -------   ------   ------   ----   --------
 Insured Tax Free Income Fund.....   12/31      $  875    $  625    $2,500     $0      $1,500    $3,125   $3,125    $0     $3,125
 Tax Free High Income Fund........   12/31         875       625     2,500      0       1,500     3,125    3,125     0      3,125
 California Insured Tax Free
   Income Fund....................   12/31         875       625     2,500      0       1,500     3,125    3,125     0      1,500
 Municipal Income Fund............   12/31         875       625     2,500      0       1,500     3,125    3,125     0      3,125
 Intermediate Term Municipal
   Income Fund....................   12/31         875       625     2,500      0       1,500     3,125    3,125     0      3,125
 Florida Insured Tax Free Income
   Fund...........................   12/31         875       625     2,500      0       1,500     3,125    3,125     0      3,125
 New Jersey Tax Free Income
   Fund...........................   12/31         250         0         0      0         250       625      625     0        625
 New York Tax Free Income Fund....   12/31         250         0         0      0         250       625      625     0        250
   Trust Total....................               5,750     3,750    15,000      0       9,500    20,000   20,000     0     18,000

                                                  TRUSTEE
                                    -----------------------------------
     FUND NAME                      SHEEHAN   SISTO   WHALEN   WOODSIDE
     ---------                      -------   -----   ------   --------
 Insured Tax Free Income Fund.....    $0       $0     $3,125      $0
 Tax Free High Income Fund........     0        0     3,125        0
 California Insured Tax Free
   Income Fund....................     0        0     3,125        0
 Municipal Income Fund............     0        0     3,125        0
 Intermediate Term Municipal
   Income Fund....................     0        0     3,125        0
 Florida Insured Tax Free Income
   Fund...........................     0        0     3,125        0
 New Jersey Tax Free Income
   Fund...........................     0        0       625        0
 New York Tax Free Income Fund....     0        0       250        0
   Trust Total....................     0        0     19,625       0



                                                                         TABLE C



        CUMULATIVE COMPENSATION DEFERRED (PLUS INTEREST) FROM THE TRUST


                                AND EACH SERIES


                                                                                    TRUSTEE
                                    FISCAL    -----------------------------------------------------------------------------------
     FUND NAME                     YEAR-END   BRANAGAN   GAUGHAN   HEAGY    HILSMAN   KENNEDY   MILLER   NELSON   REES   ROBINSON
     ---------                     --------   --------   -------   -----    -------   -------   ------   ------   ----   --------
 Insured Tax Free Income Fund.....  12/31      $  864    $3,486    $3,412     $0      $7,792    $9,083   $9,476    $0     $8,925
 Tax Free High Income Fund........  12/31         864     3,486     3,412      0       7,792     9,083    9,476     0      8,925
 California Insured Tax Free
   Income Fund....................  12/31         864     3,486     3,412      0       7,792     9,083    9,476     0      8,925
 Municipal Income Fund............  12/31         864     3,486     3,412      0       7,792     9,083    9,083     0      8,925
 Intermediate Term Municipal
   Income Fund....................  12/31         864     3,486     3,412      0       7,792     9,083    9,476     0      8,925
 Florida Insured Tax Free Income
   Fund...........................  12/31         864     1,628     3,412      0       4,228     5,766    5,912     0      5,648
 New Jersey Tax Free Income
   Fund...........................  12/31         247       518         0      0       2,053     2,323    2,436     0      2,287
 New York Tax Free Income Fund....  12/31         247       518         0      0       2,053     2,323    2,436     0      2,287
   Trust Total....................              5,678    20,094    20,472      0      47,294    55,827   57,771     0     54,847

                                                  TRUSTEE
                                    -----------------------------------
     FUND NAME                      SHEEHAN   SISTO   WHALEN   WOODSIDE
     ---------                      -------   -----   ------   --------
 Insured Tax Free Income Fund.....    $0       $0     $7,967      $0
 Tax Free High Income Fund........     0        0     7,967        0
 California Insured Tax Free
   Income Fund....................     0        0     7,967        0
 Municipal Income Fund............     0        0     7,967        0
 Intermediate Term Municipal
   Income Fund....................     0        0     7,967        0
 Florida Insured Tax Free Income
   Fund...........................     0        0     5,486        0
 New Jersey Tax Free Income
   Fund...........................     0        0     1,974        0
 New York Tax Free Income Fund....     0        0     1,974        0
   Trust Total....................     0        0     49,269       0



                                                                         TABLE D



       1996 RETIREMENT BENEFITS ACCRUED AS PART OF EXPENSES FOR THE TRUST


                                AND EACH SERIES


                                                                                TRUSTEE
                                     FISCAL    --------------------------------------------------------------------------
      FUND NAME                     YEAR-END   BRANAGAN   GAUGHAN   HEAGY   HILSMAN   KENNEDY   MILLER   NELSON    REES
      ---------                     --------   --------   -------   -----   -------   -------   ------   ------    ----
 Insured Tax Free Income Fund.....   12/31         499     2,086      56          0      48      3,503      394         0
 Tax Free High Income Fund........   12/31         499     2,039      56          0      48      3,532      383         0
 California Insured Tax Free
   Income Fund....................   12/31         499     1,950      56          0      47      3,440      373         0
 Municipal Income Fund............   12/31         499     1,454      56          0      46      2,766      315         0
 Intermediate Term Municipal
   Income Fund....................   12/31         499         0      56          0      41          0      259         0
 Florida Insured Tax Free Income
   Fund...........................   12/31         578         0      70          0      50          0      304         0
 New Jersey Tax Free Income
   Fund...........................   12/31         578         0      70          0      50          0      304         0
 New York Tax Free Income Fund....   12/31         578         0      70          0      50          0      304         0
   Trust Total....................               4,229     7,529     490          0     380     13,241    2,636         0

                                                        TRUSTEE
                                    -----------------------------------------------
      FUND NAME                     ROBINSON   SHEEHAN   SISTO    WHALEN   WOODSIDE
      ---------                     --------   -------   -----    ------   --------
 Insured Tax Free Income Fund.....    2,490         0       861     283          0
 Tax Free High Income Fund........    2,472         0       861     272          0
 California Insured Tax Free
   Income Fund....................    2,439         0       861     265          0
 Municipal Income Fund............    2,346         0       861     219          0
 Intermediate Term Municipal
   Income Fund....................    1,918         0       861     177          0
 Florida Insured Tax Free Income
   Fund...........................        0         0       917     206          0
 New Jersey Tax Free Income
   Fund...........................        0         0       917     206          0
 New York Tax Free Income Fund....        0         0       917     206          0
   Trust Total....................   11,665         0     7,056   1,834          0

                                                                         TABLE E



          YEAR OF ELECTION OR APPOINTMENT TO EACH SERIES OF THE TRUST



                                                                                         TRUSTEE
                                                        -------------------------------------------------------------------------
FUND NAME                                               BRANAGAN   HEAGY    KENNEDY   NELSON   ROONEY   ROBINSON   SISTO   WHALEN
---------                                               --------   -----    -------   ------   ------   --------   -----   ------
  Insured Tax Free Income Fund.........................   1995      1995     1993      1984     1997      1992     1995     1984
  Tax Free High Income Fund............................   1995      1995     1993      1985     1997      1992     1995     1985
  California Insured Tax Free Income Fund..............   1995      1995     1993      1985     1997      1992     1995     1985
  Municipal Income Fund................................   1995      1995     1993      1990     1997      1992     1995     1990
  Intermediate Term Municipal Income Fund..............   1995      1995     1993      1993     1997      1993     1995     1993
  Florida Insured Tax Free Income Fund.................   1995      1995     1994      1994     1997      1994     1995     1994
  New Jersey Tax Free Income Fund......................   1995      1995     1994      1994     1997      1994     1995     1994
  New York Tax Free Income Fund........................   1995      1995     1994      1994     1997      1994     1995     1994



  As of April 4, 1997, no person was known by the Fund to own beneficially or to hold of record as much as 5% of the outstanding Class A Shares, Class B Shares or Class C Shares of the Fund, except as follows:



                                                               AMOUNT OF
                                                              OWNERSHIP AT        CLASS OF       PERCENTAGE
               NAME AND ADDRESS OF HOLDER                    APRIL 4, 1997         SHARES        OWNERSHIP
               --------------------------                    -------------        --------       ----------
Smith Barney Inc.........................................          15,164            C             11.10%
  00167323876
  388 Greenwich Street
  New York, NY 10013-2375
Albert Miller & Dorothy Miller Tr........................          12,086            C              8.85%
  Miller Liv Trust Dtd 9/10/91
  19666 Valdez Dr.
  Tarzana, CA 91356-4912
NFSC FEBO #OBP-238511....................................           9,632            C              7.05%
  Eugene C. & Joan A. Ostrander Ttees
  Eugene C. and Joan A. Ostrander Fam Tr
  U/A 3/1/91
  4440 Cerritos Avenue
  Long Beach, CA 90807-2464
Dennis W. Zaiko..........................................           9,311            C              6.82%
  G. Linda Ruiz-Zaiko Co Tr
  U/A 6/10/93 Zaiko Family Trust
  4 Ashford Court
  Alamo, CA 94507-2406


                     INVESTMENT ADVISORY AND OTHER SERVICES


  Van Kampen American Capital Investment Advisory Corp. (the "Adviser") is the Fund's investment adviser. The Adviser was incorporated as a Delaware corporation in 1982 (and through December 31, 1987 transacted business under the name of American Portfolio Advisory Service Inc.).



  The Adviser is a wholly-owned subsidiary of Van Kampen American Capital, Inc. ("VKAC"), which is a wholly-owned subsidiary of VK/AC Holding, Inc. VK/AC Holding, Inc. is a wholly-owned subsidiary of MSAM Holdings II, Inc. which, in turn, is a wholly-owned subsidiary of Morgan Stanley Group Inc. The principal office of the Fund, the Adviser, the Distributor and VKAC is located at One Parkview Plaza, Oakbrook Terrace, Illinois 60181.



  Morgan Stanley Group Inc. and various of its directly or indirectly owned subsidiaries, including Morgan Stanley & Co. Incorporated, a registered broker-dealer and investment adviser, and Morgan Stanley International, are engaged in a wide range of financial services. Their principal businesses include securities underwriting, distribution and trading; merger, acquisition, restructuring and other corporate finance advisory activities; merchant banking; stock brokerage and research services; asset management; trading of futures, options, foreign exchange, commodities and swaps (involving foreign exchange, commodities, indices and interest rates); real estate advice, financing and investing; and global custody, securities clearance services and securities lending.



  On February 5, 1997, Morgan Stanley Group Inc. and Dean Witter, Discover & Co. announced that they had entered into an Agreement and Plan of Merger to form Morgan Stanley, Dean Witter, Discover & Co. Subject to certain conditions being met, it is currently anticipated that the transaction will close in mid-1997. Thereafter, Van Kampen American Capital Asset Management, Inc. will be an indirect subsidiary of Morgan Stanley, Dean Witter, Discover & Co.



  Dean Witter, Discover & Co. is a financial services company with three major businesses; full service brokerage, credit services and asset management.



  The investment advisory agreement between the Adviser and the Fund provides that the Adviser will supply investment research and portfolio management, including the selection of securities for the Fund to purchase, hold or sell and the selection of brokers through whom the Fund's portfolio transactions are executed. The Adviser also administers the business affairs of the Fund, furnishes offices, necessary facilities and equipment, provides administrative services, and permits its officers and employees to serve without compensation as trustees of the Trust and officers of the Fund if duly elected to such positions.


  The agreement provides that the Adviser shall not be liable for any error of judgment or of law, or for any loss suffered by the Fund in connection with the matters to which the agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its obligations and duties, or by reason of its reckless disregard of its obligations and duties under the agreement.

  The Adviser's activities are subject to the review and supervision of the Board of Trustees of the Trust, of which the Fund is a series, to whom the Adviser renders periodic reports of the Fund's investment activities.

  The investment advisory agreement will continue in effect from year to year if specifically approved by the Trustees of the Trust, of which the Fund is a separate series, (or the Fund's shareholders) and by the disinterested Trustees in compliance with the requirements of the 1940 Act. The agreement may be terminated without penalty upon 60 days written notice by either party and will automatically terminate in the event of assignment.

  The investment advisory agreement specifies that the Adviser will reimburse the Fund for annual expenses of the Fund which exceed the most stringent limit prescribed by any State in which the Fund's shares are offered for sale. Currently, the most stringent limit in any State would require such reimbursement to the extent that aggregate operating expenses of the Fund (excluding interest, taxes and other expenses which may be excludable under applicable state law) exceed in any fiscal year 2 1/2% of the average annual net assets of the Fund up to $30 million, 2% of the average annual net assets of the Fund of the next $70 million and 1 1/2% of the remaining average annual net assets of the Fund. In addition to making any required reimbursements, the Adviser may in its discretion, but is not obligated to, waive all or any portion of its fee or assume all or any portion of the expenses of the Fund.


  For the years ended December 31, 1996, 1995 and 1994, the Fund paid advisory expenses of $827,860, $538,373 and $297,611, respectively.


  OTHER AGREEMENTS.


  FUND ACCOUNTING AGREEMENT. The Fund has entered into an accounting services agreement pursuant to which the Adviser provides accounting services supplementary to those provided by the Custodian. Such services are expected to enable the Fund to more closely monitor and maintain its accounts and records. The Fund shares with the other Van Kampen American Capital mutual funds, in the cost of providing such services, with 25% of such costs shared proportionately based on the number of outstanding classes of shares per fund and with the remaining 75 percent of such cost being paid by the Fund and such other Van Kampen American Capital funds based proportionally on their respective net assets.



  For the years ended December 31, 1996, 1995 and 1994, the Fund paid expenses of approximately $14,705, $11,010 and $6,600, respectively, representing the Adviser's cost of providing accounting services.

  LEGAL SERVICES AGREEMENT. The Fund and each of the other Van Kampen American Capital funds advised by the Adviser and distributed by the Distributor have entered into Legal Services Agreements pursuant to which Van Kampen American Capital provides legal services, including without limitation: accurate maintenance of the fund's minute books and records, preparation and oversight of the fund's regulatory reports, and other information provided to shareholders, as well as responding to day-to-day legal issues on behalf of the funds. Payment by the Fund for such services is made on a cost basis for the salary and salary related benefits, including but not limited to bonuses, group insurances and other regular wages for the employment of personnel, as well as overhead and the expenses related to the office space and the equipment necessary to render the legal services. Other funds distributed by the Distributor also receive legal services from Van Kampen American Capital. Of the total costs for legal services provided to funds distributed by the Distributor, one half of such costs are allocated equally to each fund and the remaining one half of such costs are allocated to specific funds based on monthly time records.



  For the years ended December 31, 1996, 1995 and 1994, the Fund paid expenses of approximately $9,920, $11,400 and $12,100, respectively, representing Van Kampen American Capital, Inc.'s cost of providing legal services.



                     CUSTODIAN AND INDEPENDENT ACCOUNTANTS


  State Street Bank and Trust Company, 225 Franklin Street, P.O. Box 1713, Boston, MA 02105-1713, is the custodian of the Fund and has custody of all securities and cash of the Fund. The custodian, among other things, attends to the collection of principal and income, and payment for and collection of proceeds of securities bought and sold by the Fund.


  The independent accountants for the Fund are KPMG Peat Marwick LLP, Chicago, Illinois. The selection of independent accountants will be subject to ratification by the shareholders of the Fund at any annual meeting of shareholders.


                PORTFOLIO TRANSACTIONS AND BROKERAGE ALLOCATION

  The Adviser will place orders for portfolio transactions for the Fund with broker-dealer firms giving consideration to the quality, quantity and nature of each firms' professional services. These services include execution, clearance procedures, wire service quotations and statistical and other research information provided to the Fund and the investment adviser, including quotations necessary to determine the value of the Fund's net assets. Any research benefits derived are available for all clients of the investment adviser. Since statistical and other research information is only supplementary to the research efforts of the Adviser and still must be analyzed and reviewed by its staff, the receipt of research information is not expected to materially reduce its expenses.

  If it is believed to be in the best interests of the Fund, the Adviser may place portfolio transactions with brokers who provide the types of research service described above, even if it means the Fund will have to pay a higher commission (or, if the broker's profit is part of the cost of the security, will have to pay a higher price for the security) than would be the case if no weight were given to the broker's furnishing of those research services. This will be done, however, only if, in the opinion of the Adviser, the amount of additional commission or increased cost is reasonable in relation to the value of such services.

  In selecting among the firms believed to meet the criteria for handling a particular transaction, the Adviser may take into consideration that certain firms (i) provide market, statistical or other research information to the Fund and the Adviser, (ii) have sold or are selling shares of the Fund and (iii) may select firms that are affiliated with the Fund, its investment adviser or its distributor and other principal underwriters.

  If purchases or sales of securities of the Fund and of one or more other investment companies or clients advised by the Adviser are considered at or about the same time, transactions in such securities will be allocated among the several investment companies and clients in a manner deemed equitable to all by the Adviser, taking into account the respective sizes of the funds and the amount of securities to be purchased or sold. Although it is possible that in some cases this procedure could have a detrimental effect on the price or volume of the security as far as the Fund is concerned, it is also possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to the Fund.

  While the Adviser will be primarily responsible for the placement of the Fund's business, the policies and practices in this regard must be consistent with the foregoing and will at all times be subject to review by the Trustees of the Trust, of which the Fund is a separate series.

  The Trustees have adopted certain policies incorporating the standards of Rule 17e-1 issued by the Securities and Exchange Commission under the 1940 Act which requires that the commission paid to the Distributor and other affiliates of the Fund must be reasonable and fair compared to the commissions, fees or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities during a comparable period of time. The rule and procedures also contain review requirements and require the Adviser to furnish reports to the Trustees and to maintain records in connection with such reviews. After consideration of all factors deemed relevant, the Trustees will consider from time to time whether the advisory fee will be reduced by all or a portion of the brokerage commission given to brokers that are affiliated with the Fund.

                             TAX STATUS OF THE FUND


  The Trust and any of its series, including the Fund, will be treated as separate corporations for federal income tax purposes. The Fund intends to qualify each year and to elect to be treated as a regulated investment company under the Code. If the Fund so qualifies and distributes each year to its shareholders at least 90% of its net investment income (including tax-exempt interest, taxable income and net short-term capital gain, but not net capital gains, which are the excess of long-term capital gains over net short-term capital losses) in each year, it will not be required to pay federal income taxes on any income distributed to shareholders. The Fund intends to distribute at least the minimum amount of net investment income necessary to satisfy the 90% distribution requirement. The Fund will not be subject to federal income tax on any net capital gains distributed to shareholders.


                                THE DISTRIBUTOR


  The Distributor offers one of the industry's broadest lines of investments -- encompassing mutual funds, closed-end funds and unit investment trusts -- and is currently the nation's 5th largest broker-sold mutual fund group according to Strategic Insight, July 1995. VKAC manages or supervises more than $57 billion in mutual funds, closed-end funds and unit investment trusts -- assets which have been entrusted to VKAC in more than 2 million investor accounts. VKAC has one of the largest research teams (outside of the rating agencies) in the country, with more than 80 analysts devoted to various specializations. Each of our high yield analysts, based either in San Francisco, Chicago, Houston or Boston, has the responsibility to cover a specific region of the country. This regional focus enables each high yield analyst to provide more specialized coverage of the market and alert the portfolio manager to issues of local importance.



  Shares of the Fund are offered on a continuous basis through Van Kampen American Capital Distributors, Inc. Van Kampen American Capital Distributors, Inc. is a wholly owned subsidiary of Van Kampen American Capital, Inc., which is a subsidiary of VK/AC Holding, Inc., VK/AC Holding, Inc. is a wholly owned subsidiary of MSAM Holdings II, Inc. which, in turn, is a wholly-owned subsidiary of Morgan Stanley Group Inc. The principal office of the Fund, the Adviser, the Distributor and VKAC is located at One Parkview Plaza, Oakbrook Terrace, Illinois 60181.



  Morgan Stanley Group Inc. and various of its directly or indirectly owned subsidiaries, including Morgan Stanley & Co. Incorporated, a registered broker-dealer and investment adviser, and Morgan Stanley International, are engaged in a wide range of financial services. Their principal businesses include securities underwriting, distribution and trading; merger, acquisition, restructuring and other corporate finance advisory activities; merchant banking; stock brokerage and research services; asset management; trading of futures, options, foreign exchange, commodities and swaps (involving foreign exchange, commodities, indices and interest rates); real estate advice, financing and investing; and global custody, securities clearance services and securities lending.

  On February 5, 1997, Morgan Stanley Group Inc. and Dean Witter, Discover & Co. announced that they had entered into an Agreement and Plan of Merger to form Morgan Stanley, Dean Witter, Discover & Co. Subject to certain conditions being met, it is currently anticipated that the transaction will close in mid-1997. Thereafter, Van Kampen American Capital Asset Management, Inc. will be an indirect subsidiary of Morgan Stanley, Dean Witter, Discover & Co.



  Dean Witter, Discover & Co. is a financial services company with three major businesses; full service brokerage, credit services and asset management.



  Pursuant to a distribution agreement, the Distributor will purchase shares of the Fund for resale to the public, either directly or through securities dealers, and is obligated to purchase only those shares for which it has received purchase orders. A discussion of how to purchase and redeem the Fund's shares and how the Fund's shares are priced is contained in the Prospectus.



                         DISTRIBUTION AND SERVICE PLANS


  The Fund has adopted a distribution plan (the "Distribution Plan") with respect to each class of its shares pursuant to Rule 12b-1 under the 1940 Act. The Fund also has adopted a service plan (the "Service Plan") with respect to each class of its shares. The Distribution Plan and the Service Plan sometimes are referred to herein collectively as the Plans. The Plans provide that the Fund may spend a portion of the Fund's average daily net assets attributable to each class of shares in connection with distribution of the respective class of shares and in connection with the provision of ongoing services to shareholders of such class, respectively. The Plans are being implemented through an agreement (the "Distribution and Service Agreement") with the Distributor and sub-agreements between the Distributor and members of the NASD who are acting as securities dealers and NASD members or eligible non-members who are acting as brokers or agents and similar agreements between the Fund and financial intermediaries who are acting as brokers (collectively, "Selling Agreements") that may provide for their customers or clients certain services or assistance, which may include, but not be limited to, processing purchase and redemption transactions, establishing and maintaining shareholder accounts regarding the Fund, and such other services as may be agreed to from time to time and as may be permitted by applicable statute, rule or regulation. Brokers, dealers and financial intermediaries that have entered into sub-agreements with the Distributor and sell shares of the Fund are referred to herein as "financial intermediaries."


  Under the Distribution and Service Agreement and the Selling Agreements, financial intermediaries that sold shares prior to July 1, 1987, or prior to the beginning of the calendar quarter in which the Selling Agreement between the Fund and such financial intermediary was approved by the Fund's Board of Trustees (an "Implementation Date") are not eligible to receive compensation pursuant to such Distribution and Service Agreement or Selling Agreement. To the extent that there remain outstanding shares of the Fund that were purchased prior to all Implementation Dates, the percentage of the total average daily net asset value of a class of shares that may be utilized pursuant to the Distribution and Service Agreement will be less than the maximum percentage amount permissible with respect to such class of shares under the Distribution and Service Agreement.



  The Distributor must submit quarterly reports to the Board of Trustees of the Trust, of which the Fund is a series, setting forth separately by class of shares all amounts paid under the Plans and the purposes for which such expenditures were made, together with such other information as from time to time is reasonably requested by the Trustees. The Plans provide that they will continue in full force and effect from year to year so long as such continuance is specifically approved by a vote of the Trustees, and also by a vote of the disinterested Trustees, cast in person at a meeting called for the purpose of voting on the Plans. Each of the Plans may not be amended to increase materially the amount to be spent for the services described therein with respect to either class of shares without approval by a vote of a majority of the outstanding voting shares of such class, and all material amendments to either of the Plans must be approved by the Trustees and also by the disinterested Trustees. Each of the Plans may be terminated with respect to either class of shares at any time by a vote of a majority of the disinterested Trustees or by a vote of a majority of the outstanding voting shares of such class.

  For the fiscal year ended December 31, 1996, the Fund's aggregate expenses under the Plans for Class A shares were $345,296 or 0.24% of the Class A shares' average net assets. Such expenses were paid to reimburse the Distributor for payments made to financial intermediaries for servicing Fund shareholders and for administering the Plans. For the fiscal year ended December 31, 1996, the Fund's aggregate expenses under the Plans for Class B shares were $267,446 or 1.00% of the Class B shares' average net assets. Such expenses were paid to reimburse the Distributor for the following payments: $200,485 for commissions and transaction fees paid to financial intermediaries in respect of sales of Class B shares of the Fund and $66,961 for fees paid to financial intermediaries for servicing Class B shareholders and administering the Plans. For the fiscal year ended December 31, 1996, the Fund's aggregate expenses under the Plans for Class C shares were $19,428 or 1.00% of the Class C shares' average net assets. Such expenses were paid to reimburse the Distributor for the following payments:
$8,397 for commissions and transaction fees paid to financial intermediaries in respect of sales of Class C shares of the Fund and $11,031 for fees paid to financial intermediaries for servicing Class C shareholders and administering the Plans.


                                 LEGAL COUNSEL


  Counsel to the Fund is Skadden, Arps, Slate, Meagher & Flom (Illinois).


                            PERFORMANCE INFORMATION

  From time to time marketing materials may provide a portfolio manager update, an adviser update or discuss general economic conditions and outlooks. The Fund's marketing materials may also show the Fund's asset class diversification, top five sectors, ten largest holdings and other Fund asset structures, such as duration, maturity, coupon, NAV, rating breakdown, AMT exposure and number of issues in the portfolio. Materials may also mention how Van Kampen American Capital believes the Fund compares relative to other Van Kampen American Capital funds. Materials may also discuss the Dalbar Financial Services study from 1984 to 1994 which studied investor cash flow into and out of all types of mutual funds. The ten year study found that investors who bought mutual fund shares and held such shares outperformed investors who bought and sold. The Dalbar study conclusions were consistent regardless of if shareholders purchased their funds in direct or sales force distribution channels. The study showed that investors working with a professional representative have tended over time to earn higher returns than those who invested directly. The Fund will also be marketed on the Internet.

CLASS A SHARES


  The average total return, including payment of the maximum sales charge, with respect to the Class A Shares for (i) the one year period ended December 31, 1996 was 0.79%; (ii) the five year period ended December 31, 1996 was 6.53%;
(iii) the ten year period ended December 31, 1996 was 6.65%; and (iv) the approximately eleven year, one month period from December 13, 1985 (the commencement of investment operations of the Fund) through was 7.88%.



  The Fund's yield with respect to the Class A Shares for the 30 day period ending December 31, 1996 (calculated in the manner described in the Prospectus under the heading "Fund Performance") was 4.18%. The tax-equivalent yield for the 30 day period ending December 31, 1996 (calculated in the manner described in the Prospectus under the heading "Fund Performance" and assuming a 43% tax rate) was 7.33%. The Fund's current distribution rate with respect to the Class A Shares for the 31 day period ending December 31, 1996 (calculated in the manner described in the Prospectus under the heading "Fund Performance") was 4.58%.



  The Fund's cumulative non-standardized total return, including payment of the maximum sales charge, with respect to the Class A Shares from its inception to the end of the current period was 131.25%.



  The Fund's cumulative non-standardized total return, excluding payment of the maximum sales charge, with respect to the Class A Shares from its inception to the end of the current period was 139.04%.

CLASS B SHARES


  The average total return, including payment of the CDSC, with respect to the Class B Shares for (i) the one year period ended December 31, 1996 was 0.38% and
(ii) the approximately two year, eight month period of May 1, 1993 (commencement of distribution) through December 31, 1996 was 4.33%.



  The Fund's yield with respect to the Class B Shares for the 30 day period ending December 31, 1996 (calculated in the manner described in the Prospectus under the heading "Fund Performance") was 3.55%. The tax-equivalent yield for the 30 day period ending December 30, 1996 (calculated in the manner described in the Prospectus under the heading "Fund Performance" and assuming a 43% tax rate) was 6.23%. The Fund's current distribution rate with respect to the Class B Shares for the 31 day period ending December 31, 1996 (calculated in the manner described in the Prospectus under the heading "Fund Performance") was 3.99%.



  The Fund's cumulative non-standardized total return, including payment of the CDSC, with respect to the Class B Shares from its inception to the end of the current period was 16.84%.



  The Fund's cumulative non-standardized total return, excluding payment of the CDSC, with respect to the Class B Shares from its inception to the end of the current period was 17.84%.


CLASS C SHARES


  The average total return, including payment of the CDSC, with respect to the Class C Shares for the (i) one year period ending December 31, 1996 was 2.36% and (ii) the approximately three year, five month period from August 13, 1993 (commencement of distribution) through December 31, 1996 was 3.78%.



  The Fund's yield with respect to the Class C Shares for the 30 day period ending December 30, 1996 (calculated in the manner described in the Prospectus under the heading "Fund Performance") was 3.55%. The tax-equivalent yield for the 30 day period ending December 30, 1996 (calculated in the manner described in the Prospectus under the heading "Fund Performance" and assuming a 43% tax rate) was 6.23%. The Fund's current distribution rate with respect to the Class C Shares for the 31 day period ending December 31, 1996 (calculated in the manner described in the Prospectus under the heading "Fund Performance") was 3.99%.



  The Fund's cumulative non-standardized total return, including payment of the CDSC, with respect to the Class C Shares from its inception to the end of the current period was 13.42%.



  The Fund's cumulative non-standardized total return, excluding payment of the CDSC, with respect to the Class C Shares from its inception to the end of the current period was 13.42%.

                       REPORT OF INDEPENDENT ACCOUNTANTS

The Board of Trustees and Shareholders of
Van Kampen American Capital California Insured Tax Free Fund:

We have audited the accompanying statement of assets and liabilities of Van Kampen American Capital California Insured Tax Free Fund (the "Fund"), including the portfolio of investments, as of December 31, 1996, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Van Kampen American Capital California Insured Tax Free Fund as of December 31, 1996, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles.

                                                           KPMG Peat Marwick LLP
Chicago, Illinois
February 4, 1997

                            PORTFOLIO OF INVESTMENTS

                               December 31, 1996
--------------------------------------------------------------------------------

 Par
Amount
(000)                      Description                     Coupon    Maturity  Market Value
-------------------------------------------------------------------------------------------
         CALIFORNIA MUNICIPAL BONDS  97.2%
$4,000   Anaheim, CA Pub Fin Auth Tax Alloc Rev (MBIA
         Insd)...........................................   6.450%   12/28/18  $  4,352,680
 1,000   Antioch Area Pub Fac Fin Agy CA Spl Tax Cmnty
         Fac Dist (FGIC Insd)............................   5.000    08/01/18       921,220
 3,000   Bay Area Govt Assn CA Rev Tax Alloc CA Redev Agy
         Pool Ser A2 (FSA Insd)..........................   6.400    12/15/14     3,274,980
   750   Berkeley, CA Ctfs Partn Cap Imp Berkeley Civic
         Impt (AMBAC Insd)...............................   7.500    06/01/19       796,778
 1,000   Brea & Olinda, CA Unified Sch Dist Ctfs Partn Sr
         High Sch Pgm Ser A Rfdg (FSA Insd)..............   6.000    08/01/09     1,051,150
 1,300   California Edl Fac Auth Rev Univ San Diego Proj
         Stanford Univ Ser I (MBIA Insd).................   6.750    10/01/15     1,415,427
 2,000   California Hlth Fac Fin Auth Rev Adventist Hlth
         Ser A Rfdg (MBIA Insd)..........................   6.500    03/01/14     2,140,460
 1,650   California Hlth Fac Fin Auth Rev Kaiser
         Permanente Ser A (AMBAC Insd)...................   5.550    08/15/25     1,623,154
 2,000   California Hlth Fac Fin Auth Rev Kaiser
         Permanente Ser A (FSA Insd).....................   5.550    08/15/25     1,967,460
    15   California Hsg Fin Agy Rev Hsg Ser B (MBIA
         Insd)...........................................   8.625    08/01/15        15,798
 1,180   California Pub Cap Impt Fin Auth Rev Pooled Proj
         Ser B (BIGI Insd)...............................   8.100    03/01/18     1,250,257
 1,250   California St (FGIC Insd).......................   6.250    09/01/12     1,380,150
 1,000   California St Pub Wks Brd Lease Rev Dept of
         Corrections Ser B Rfdg (MBIA Insd)..............   5.625    11/01/19       994,820
 1,000   California St Pub Wks Brd Lease Rev Ser A (AMBAC
         Insd)...........................................   5.750    09/01/21     1,004,170
 1,000   California St Univ Fresno Assn Inc Rev Auxiliary
         Residence Student Proj (MBIA Insd)..............   6.250    02/01/17     1,068,110
 4,500   California St Var Purp (MBIA Insd)..............   6.000    10/01/14     4,675,905
 2,460   California Statewide Cmntys Ctfs Devereux Fndtn
         (MBIA Insd).....................................   5.250    11/01/19     2,354,195
 1,570   California Statewide Cmntys Dev Auth Rev Ctfs
         Partn Insd Children's Hosps Rfdg (MBIA Insd)....   6.000    06/01/10     1,687,797
 2,000   Castaic Lake Wtr Agy CA Ctfs Partn Wtr Sys Impt
         Proj Ser A Rfdg (MBIA Insd).....................   7.000    08/01/12     2,339,960
 1,200   Channel Islands Beach CA Cmnty Svcs Dist Ctfs
         Partn (FSA Insd)................................   5.650    09/01/16     1,194,960
 1,205   Channel Islands Beach CA Cmnty Svcs Dist Ctfs
         Partn (FSA Insd)................................   5.700    09/01/21     1,205,434
 1,105   Chino, CA Ctfs Partn Redev Agy (MBIA Insd)......   6.200    09/01/18     1,172,847
 2,350   Chino, CA Unified Sch Dist Ctfs Partn Master
         Lease Pgm (FSA Insd)............................   6.250    03/01/09     2,545,308

                                               See Notes to Financial Statements

                               December 31, 1996
--------------------------------------------------------------------------------

 Par
Amount
(000)                      Description                     Coupon    Maturity  Market Value
-------------------------------------------------------------------------------------------
         CALIFORNIA MUNICIPAL BONDS (CONTINUED)
$1,500   Chino, CA Unified Sch Dist Ctfs Partn Master
         Lease Pgm (FSA Insd)............................   6.000%   03/01/14  $  1,567,020
   990   Colton, CA Jt Unified Sch Dist Cmnty Fac Dist
         Spl Tax Southridge Village Rfdg (FSA Insd)......   5.900    09/01/14       990,208
 1,500   Compton, CA Cmnty Redev Agy Tax Alloc Walnut
         Indl Park Ser A Rfdg (Prerefunded @ 08/01/99)
         (AMBAC Insd)....................................   7.500    08/01/13     1,654,965
    20   Concord, CA Redev Agy Tax Alloc Cent Concord
         Redev Proj Ser 3 (BIGI Insd)....................   8.000    07/01/18        21,441
 1,000   Contra Costa Cnty, CA Ctfs Partn Contra Costa
         Cnty Pub Fac Co (BIGI Insd).....................   7.800    06/01/06     1,091,830
   500   Contra Costa Cnty, CA Ctfs Partn Contra Costa
         Cnty Pub Fac Co (BIGI Insd).....................   7.800    06/01/07       545,915
 1,000   Contra Costa Cnty, CA Santn Dist No 7A Ctfs
         Partn Sub-Delta Diablo Fin Corp (Prerefunded @
         12/01/98) (BIGI Insd)...........................   7.600    12/01/08     1,088,770
 1,550   Contra Costa, CA Wtr Auth Wtr Treatment Rev Ser
         A Rfdg (FGIC Insd)..............................   5.750    10/01/14     1,575,497
 5,165   Corona, CA Redev Agy Tax Alloc Redev Proj Area A
         Ser A Rfdg (FGIC Insd)..........................   6.250    09/01/13     5,509,815
 2,250   El Centro, CA Redev Agy Tax El Centro Redev Proj
         Rfdg (MBIA Insd)................................   5.500    11/01/26     2,215,755
 2,000   Fairfield Suisun, CA Swr Dist Swr Rev Ser A Rfdg
         (MBIA Insd).....................................   6.250    05/01/16     2,115,200
 1,000   Folsom, CA Pub Fin Auth Rev Rfdg (AMBAC Insd)...   6.000    10/01/12     1,042,950
 1,400   Folsom, CA Pub Fin Auth Rev Rfdg (AMBAC Insd)...   6.000    10/01/19     1,443,106
 1,745   Gilroy, CA Unified Sch Dist Ctfs Partn Measure J
         Cap Projs Rfdg (FSA Insd).......................   5.875    09/01/06     1,886,485
 1,810   Gilroy, CA Unified Sch Dist Ctfs Partn Measure J
         Cap Projs Rfdg (FSA Insd).......................   6.250    09/01/12     1,944,972
20,000   Grossmont, CA Union High Sch Dist Ctfs Partn
         (MBIA Insd).....................................       *    11/15/21     3,895,600
 1,000   Hayward, CA Ctfs Partn Civic Cent Proj (MBIA
         Insd)...........................................   5.500    08/01/17       993,250
 3,500   Hayward, CA Ctfs Partn Civic Cent Proj (MBIA
         Insd)...........................................   5.250    08/01/26     3,345,650
 1,225   Lincoln, CA Unified Sch Dist (MBIA Insd)........   5.600    09/01/26     1,211,782
 1,835   Local Govt Fin Auth CA Rev Cap Apprec San
         Francisco Redev (MBIA Insd).....................       *    08/01/08       961,834
 2,000   Local Govt Fin Jt Pwrs Auth CA Rev Anaheim Redev
         Agy Ser A (Prerefunded @ 09/01/98) (MBIA
         Insd)...........................................   7.950    09/01/09     2,172,380
   850   Loma Linda, CA Hosp Rev Loma Linda Univ Med Cent
         Proj B Rfdg (AMBAC Insd)........................   7.000    12/01/15       921,026
 1,500   Loma Linda, CA Hosp Rev Loma Linda Univ Med Cent
         Rfdg (MBIA Insd)................................   5.375    12/01/22     1,423,635


                                               See Notes to Financial Statements

                               December 31, 1996
--------------------------------------------------------------------------------

 Par
Amount
(000)                      Description                     Coupon    Maturity  Market Value
-------------------------------------------------------------------------------------------
         CALIFORNIA MUNICIPAL BONDS (CONTINUED)
$1,000   Long Beach, CA Redev Agy Downtown Redev Proj Ser
         A (Prerefunded @ 11/01/98) (AMBAC Insd).........   7.750%   11/01/10  $  1,088,610
   100   Los Angeles Cnty, CA Hlth Fac Auth Rev Olive
         View Med Ser A (Prerefunded @ 04/01/99) (AMBAC
         Insd)...........................................   9.100    04/01/01       112,420
    85   Los Angeles Cnty, CA Hlth Fac Auth Rev Olive
         View Med Ser A (Prerefunded @ 04/01/99) (AMBAC
         Insd)...........................................   9.200    04/01/02        95,736
   762   Los Angeles Cnty, CA Tran Comm Lease Rev Dia RR
         Lease Ltd (FSA Insd)............................   7.375    12/15/06       850,240
 4,000   Los Angeles, CA Unified Sch Dist Ctfs Partn
         Multi-Ppty Proj Rfdg (FSA Insd).................   5.625    11/01/13     4,000,360
   500   M-S-R Pub Pwr Agy CA San Juan Proj Rev Ser E
         (MBIA Insd).....................................   6.000    07/01/22       509,745
 1,300   Martinez, CA Ctfs Partn Martinez Pub Impt Corp
         (Prerefunded @ 12/01/98) (AMBAC Insd)...........   7.700    12/01/18     1,429,883
 1,250   North City West, CA Sch Fac Fin Auth Spl Tax Ser
         B Rfdg (FSA Insd)...............................   5.750    09/01/15     1,263,125
 1,640   North City West, CA Sch Fac Fin Auth Spl Tax Ser
         B Rfdg (FSA Insd)...............................   6.000    09/01/19     1,709,060
   500   Northern CA Pwr Agy Pub Pwr Rev Combustion
         Turbine Proj 1 Ser A Rfdg (MBIA Insd)...........   6.000    08/15/10       509,470
   400   Northern CA Pwr Agy Pub Pwr Rev Hydro Elec Proj
         1 Ser A Rfdg (Prerefunded @ 07/01/21) (AMBAC
         Insd)...........................................   7.500    07/01/23       506,512
 2,500   Oakland, CA Jt Pwrs Fin Auth Lease Rev Oakland
         Admin Bldgs (AMBAC Insd)........................   5.750    08/01/26     2,521,950
 2,760   Oakland, CA Unified Sch Dist Alameda Cnty Cap
         Apprec Ser A (FGIC Insd)........................       *    08/01/13     1,052,360
 3,475   Oakland, CA Unified Sch Dist Alameda Cnty Cap
         Apprec Ser A (FGIC Insd)........................       *    08/01/14     1,234,702
 2,220   Oceanside, CA Cmnty Dev Mtg FHA North River Club
         Ser A Rfdg (MBIA Insd)..........................   5.850    07/01/16     2,220,000
   750   Oceanside, CA Ctfs Partn Corp Yard Proj Fin
         (Prerefunded @ 08/01/02) (AMBAC Insd)...........   7.300    08/01/21       871,320
 3,000   Palm Desert, CA Fin Auth Tax Alloc Rev (Inverse
         Fltg) (MBIA Insd)...............................   8.705    04/01/22     3,382,500
 1,000   Perris, CA Sch Dist Ctfs Partn Rfdg (FSA
         Insd)...........................................   6.100    03/01/16     1,046,690
 1,945   Pittsburg, CA Unified Sch Dist Ctfs Partn (AMBAC
         Insd)...........................................   6.300    09/01/15     2,070,939
 1,360   Port Hueneme, CA Ctfs Partn Cap Impt Pgm Rfdg
         (MBIA Insd).....................................   6.000    04/01/19     1,462,041
 1,000   Rancho Cucamonga, CA Redev Agy Tax Alloc Rancho
         Redev Proj (MBIA Insd)..........................   7.125    09/01/19     1,087,570
 1,235   Rancho Cucamonga, CA Redev Agy Tax Alloc Rancho
         Redev Proj (MBIA Insd)..........................   6.750    09/01/20     1,328,366
 1,265   Rancho Cucamonga, CA Redev Agy Tax Alloc Rancho
         Redev Proj (Prerefunded @ 09/01/99) (MBIA
         Insd)...........................................   6.750    09/01/20     1,374,865



                                                           See Notes to Financial Statements



                               December 31, 1996
--------------------------------------------------------------------------------

 Par
Amount
(000)                      Description                     Coupon    Maturity  Market Value
-------------------------------------------------------------------------------------------
         CALIFORNIA MUNICIPAL BONDS (CONTINUED)
$1,680   Rancho, CA Wtr Dist Spl Tax Cmnty Fac Dist 883
         Ser A Rfdg (AMBAC Insd).........................   6.000%   09/01/17  $  1,754,542
 1,000   Redding, CA Elec Sys Rev Ctfs Partn (Inverse
         Fltg) (MBIA Insd)...............................   8.751    07/08/22     1,235,000
 2,000   Rialto, CA Spl Tax Cmnty Fac Dist 87-1 Rfdg (FSA
         Insd)...........................................   5.625    09/01/18     1,980,060
 2,495   Rio Linda, CA Univ Sch Dist Ser A (AMBAC
         Insd)...........................................   6.250    08/01/15     2,643,702
 2,000   Rohnert Park, CA Hsg Fin Auth Rev Rancho Feliz
         Mobile Home Park (FSA Insd).....................   5.600    12/01/15     1,988,360
 1,500   Sacramento Cnty, CA Arpt Sys Rev Ser B
         (MBIA Insd).....................................   5.750    07/01/26     1,513,185
 2,000   Sacramento, CA Muni Util Dist Elec Rev Ser A
         Rfdg (MBIA Insd)................................   5.750    08/15/13     2,028,100
 2,500   San Bernardino Cnty, CA Ctfs Partn Ser B
         (Embedded Swap) (MBIA Insd).....................   7.650    07/01/16     2,489,375
 1,000   San Diego, CA Indl Dev Rev San Diego Gas & Elec
         Ser A (MBIA Insd)...............................   6.400    09/01/18     1,072,340
 1,000   San Gabriel, CA Unified Sch Dist Ctfs Partn (FSA
         Insd)...........................................   6.000    09/01/15     1,044,370
 5,750   San Jose, CA Fin Auth Rev Convention Proj Ser C
         (FSA Insd)......................................   6.375    09/01/13     6,127,890
 2,000   San Mateo Cnty, CA Jt Pwrs Fin Auth Lease Rev
         San Mateo Cnty Hlth Care Cent Ser A (FSA
         Insd)...........................................   6.000    07/15/09     2,116,000
 1,000   Santa Clara Cnty, CA Fin Auth Lease Rev VMC Fac
         Replacement Proj Ser A (AMBAC Insd).............   6.875    11/15/14     1,139,540
 1,000   Shasta Lake, CA Ctfs Partn (FSA Insd)...........   6.000    04/01/16     1,043,060
 1,990   South Cnty, CA Regl Wastewtr Auth Rev Regl
         Wastewtr Fac Proj Ser A (FGIC Insd).............   6.000    08/01/14     2,066,515
 3,735   South Orange Cnty, CA Pub Fin Auth Spl Tax Rev
         Sr Lien Ser A Rfdg (MBIA Insd)..................   7.000    09/01/08     4,390,754
 3,000   South Orange Cnty, CA Pub Fin Auth Spl Tax Rev
         Sr Lien Ser A Rfdg (MBIA Insd)..................   7.000    09/01/09     3,522,180
 2,000   Southern CA Pub Pwr Auth Pwr Proj Rev Ser A Rfdg
         (AMBAC Insd)....................................   5.000    07/01/15     1,866,120
 1,050   Stockton, CA Rev Ctfs Partn Wastewtr Treatment
         Plant Expansion Ser A (FGIC Insd)...............   6.400    09/01/07     1,164,419
 1,015   Stockton, CA Rev Ctfs Partn Wastewtr Treatment
         Plant Expansion Ser A (FGIC Insd)...............   6.500    09/01/08     1,125,128
 1,710   Temecula Vly, CA Unified Sch Dist Ctfs Partn
         Rfdg (FSA Insd).................................   6.000    09/01/18     1,711,094
 2,000   Torrance, CA Hosp Rev Torrance Mem Hosp Rfdg
         (MBIA Insd).....................................   6.750    01/01/12     2,044,300


                                               See Notes to Financial Statements

                               December 31, 1996
--------------------------------------------------------------------------------

 Par
Amount
(000)                      Description                     Coupon    Maturity  Market Value
-------------------------------------------------------------------------------------------
         CALIFORNIA MUNICIPAL BONDS (CONTINUED)
$2,200   University of CA Rev Multi Purp Proj Ser C Rfdg
         (AMBAC Insd)....................................   5.250%   09/01/12  $  2,157,276
 3,000   University of CA Rev Multi Purp Proj Ser D (MBIA
         Insd)...........................................   6.300    09/01/14     3,197,430
 5,525   Visalia, CA Ctfs Partn Multi Projs Ser B Rfdg
         (MBIA Insd).....................................   5.375    12/01/26     5,302,729
                                                                               ------------
TOTAL LONG-TERM INVESTMENTS  97.2%
  (Cost $157,870,573) (a)....................................................   168,504,039
SHORT-TERM INVESTMENTS AT AMORTIZED COST  1.5%...............................     2,600,000
OTHER ASSETS IN EXCESS OF LIABILITIES  1.3%..................................     2,183,577
                                                                               ------------
NET ASSETS  100.0%...........................................................  $173,287,616
                                                                               ============


*Zero coupon bond

(a) At December 31, 1996, for federal income tax purposes cost is $157,870,573; the aggregate gross unrealized appreciation is $10,650,744 and the aggregate gross unrealized depreciation is $17,278, resulting in net unrealized appreciation of $10,633,466.

AMBAC--AMBAC Indemnity Corporation

BIGI--Bond Investor Guaranty Inc.

FGIC--Financial Guaranty Insurance Company

FSA--Financial Security Assurance Inc.

MBIA--Municipal Bond Investors Assurance Corp.

                                               See Notes to Financial Statements

                      STATEMENT OF ASSETS AND LIABILITIES

                               December 31, 1996
--------------------------------------------------------------------------------

ASSETS:
Long-Term Investments, at Market Value (Cost $157,870,573)
  (Note 1)..................................................  $168,504,039
Short-Term Investments (Note 1).............................     2,600,000
Cash........................................................       152,362
Receivables:
  Interest..................................................     2,655,456
  Fund Shares Sold..........................................       203,931
Other.......................................................         4,765
                                                              ------------
      Total Assets..........................................   174,120,553
                                                              ------------
LIABILITIES:
Payables:
  Income Distributions......................................       261,308
  Fund Shares Repurchased...................................       162,271
  Distributor and Affiliates (Notes 2 and 6)................       132,756
  Investment Advisory Fee (Note 2)..........................        70,414
Accrued Expenses............................................       118,669
Deferred Compensation and Retirement Plans (Note 2).........        87,519
                                                              ------------
      Total Liabilities.....................................       832,937
                                                              ------------
NET ASSETS..................................................  $173,287,616
                                                              ============
NET ASSETS CONSIST OF:
Capital (Note 3)............................................  $167,515,030
Net Unrealized Appreciation on Securities...................    10,633,466
Accumulated Undistributed Net Investment Income.............       209,340
Accumulated Net Realized Loss on Securities.................    (5,070,220)
                                                              ------------
NET ASSETS..................................................  $173,287,616
                                                              ============
MAXIMUM OFFERING PRICE PER SHARE:
  Class A Shares:
    Net asset value and redemption price per share (Based on
    net assets of $142,457,720 and 8,091,788 shares of
    beneficial interest issued and outstanding).............  $      17.61
    Maximum sales charge (3.25%* of offering price).........           .59
                                                              ------------
    Maximum offering price to public........................  $      18.20
                                                              ============
  Class B Shares:
    Net asset value and offering price per share (Based on
    net assets of $28,611,543 and 1,625,341 shares of
    beneficial interest issued and outstanding).............  $      17.60
                                                              ============
  Class C Shares:
    Net asset value and offering price per share (Based on
    net assets of $2,218,353 and 126,025 shares of
    beneficial interest issued and outstanding).............  $      17.60
                                                              ============
*On sales of $25,000 or more, the sales charge will be
  reduced.

                                               See Notes to Financial Statements

                            STATEMENT OF OPERATIONS

                      For the Year Ended December 31, 1996
--------------------------------------------------------------------------------

INVESTMENT INCOME:
Interest....................................................    $10,309,803
                                                                -----------
EXPENSES:
Investment Advisory Fee (Note 2)............................        827,860
Distribution (12b-1) and Service Fees (Attributed to Classes
  A, B and C of $345,296,
  $267,446 and $19,428, respectively) (Note 6)..............        632,170
Shareholder Services (Note 2)...............................        189,703
Trustees Fees and Expenses (Note 2).........................         34,968
Legal (Note 2)..............................................         26,352
Insurance (Note 1)..........................................          3,981
Other.......................................................        284,907
                                                                -----------
    Total Expenses..........................................      1,999,941
    Less Expenses Reimbursed (Note 2).......................         10,028
                                                                -----------
    Net Expenses............................................      1,989,913
                                                                -----------
NET INVESTMENT INCOME.......................................    $ 8,319,890
                                                                ===========
REALIZED AND UNREALIZED GAIN/LOSS ON SECURITIES:
Realized Gain/Loss on Securities:
  Investments...............................................    $ 2,165,958
  Options...................................................       (183,412)
  Futures...................................................        292,737
                                                                -----------
Net Realized Gain on Securities.............................      2,275,283
                                                                -----------
Unrealized Appreciation/Depreciation on Securities:
  Beginning of the Period...................................     14,349,301
  End of the Period:
    Investments.............................................     10,633,466
                                                                -----------
Net Unrealized Depreciation on Securities During the
  Period....................................................     (3,715,835)
                                                                -----------
NET REALIZED AND UNREALIZED LOSS ON SECURITIES..............    $(1,440,552)
                                                                ===========
NET INCREASE IN NET ASSETS FROM OPERATIONS..................    $ 6,879,338
                                                                ===========

                                               See Notes to Financial Statements



                       STATEMENT OF CHANGES IN NET ASSETS

                 For the Years Ended December 31, 1996 and 1995
--------------------------------------------------------------------------------

                                                       Year Ended           Year Ended
                                                    December 31, 1996    December 31, 1995
------------------------------------------------------------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income...........................         $  8,319,890         $  8,348,656
Net Realized Gain on Securities.................            2,275,283               20,891
Net Unrealized Appreciation/Depreciation on
  Securities During the Period..................           (3,715,835)          18,451,807
                                                         ------------         ------------
Change in Net Assets from Operations............            6,879,338           26,821,354
                                                         ------------         ------------
Distributions from Net Investment Income:
  Class A Shares................................           (7,012,876)          (7,355,019)
  Class B Shares................................           (1,094,958)            (897,526)
  Class C Shares................................              (79,245)            (115,024)
                                                         ------------         ------------
Total Distributions.............................           (8,187,079)          (8,367,569)
                                                         ------------         ------------
NET CHANGE IN NET ASSETS FROM INVESTMENT
  ACTIVITIES....................................           (1,307,741)          18,453,785
                                                         ------------         ------------
FROM CAPITAL TRANSACTIONS (NOTE 3):
Proceeds from Shares Sold.......................           25,623,230           24,793,274
Net Asset Value of Shares Issued Through
  Dividend Reinvestment.........................            4,933,967            4,996,930
Cost of Shares Repurchased......................          (29,969,162)         (24,371,464)
                                                         ------------         ------------
NET CHANGE IN NET ASSETS FROM CAPITAL
  TRANSACTIONS..................................              588,035            5,418,740
                                                         ------------         ------------
TOTAL INCREASE/DECREASE IN NET ASSETS...........             (719,706)          23,872,525
NET ASSETS:
Beginning of the Period.........................          174,007,322          150,134,797
                                                         ------------         ------------
End of the Period (Including accumulated
  undistributed net investment income of
  $209,340 and $0, respectively)................         $173,287,616         $174,007,322
                                                         ============         ============

                                               See Notes to Financial Statements

                              FINANCIAL HIGHLIGHTS

 The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.
--------------------------------------------------------------------------------

                                                           Year Ended December 31
                                             --------------------------------------------------
              Class A Shares                  1996           1995    1994      1993      1992
-----------------------------------------------------------------------------------------------
Net Asset Value, Beginning of the Period...  $17.736      $15.802   $18.286   $16.858   $16.259
                                              ------       ------    ------    ------    ------
Net Investment Income......................     .857         .884      .912      .967     1.004
Net Realized and Unrealized Gain/Loss on
  Securities...............................    (.145)       1.938    (2.484)    1.441      .585
                                              ------       ------    ------    ------    ------
Total from Investment Operations...........     .712        2.822    (1.572)    2.408     1.589
Less Distributions from and in Excess of
  Net Investment Income (Note 1)...........     .843         .888      .912      .980      .990
                                              ------       ------    ------    ------    ------
Net Asset Value, End of the Period.........  $17.605      $17.736   $15.802   $18.286   $16.858
                                              ======       ======    ======    ======    ======
Total Return* (a)..........................    4.20%       18.28%    (8.75%)   14.54%    10.08%
Net Assets at End of the Period (In
  millions)................................   $142.5       $147.6    $130.3    $151.1     $74.2
Ratio of Expenses to Average Net Assets*...    1.02%         .89%      .78%      .69%      .69%
Ratio of Net Investment Income to Average
  Net Assets*..............................    4.94%        5.23%     5.46%     5.37%     6.07%
Portfolio Turnover.........................      35%          42%       56%       36%       61%
* If certain expenses had not been reimbursed by VKAC, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets....    1.03%        1.05%     1.08%     1.01%     1.08%
Ratio of Net Investment Income to Average
  Net Assets...............................    4.94%        5.07%     5.16%     5.05%     5.68%

(a) Total Return is based upon net asset value which does not include payment of the maximum sales charge or contingent deferred sales charge.

                                               See Notes to Financial Statements

     The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.
--------------------------------------------------------------------------------

                                                                          From May 1, 1993
                                              Year Ended December 31,     (Commencement of
                                            ---------------------------   Distribution) to
              Class B Shares                 1996      1995      1994     December 31, 1993
-------------------------------------------------------------------------------------------
Net Asset Value, Beginning of the
  Period..................................  $17.736   $15.805   $18.266             $17.570
                                             ------    ------    ------              ------
Net Investment Income.....................     .720      .766      .785                .549
Net Realized and Unrealized Gain/Loss on
  Securities..............................    (.142)    1.926    (2.482)               .705
                                             ------    ------    ------              ------
Total from Investment Operations..........     .578     2.692    (1.697)              1.254
Less Distributions from and in Excess of Net
Investment Income (Note 1)................     .711      .761      .764                .558
                                             ------    ------    ------              ------
Net Asset Value, End of the Period........  $17.603   $17.736   $15.805             $18.266
                                             ======    ======    ======              ======
Total Return* (a).........................    3.35%    17.33%    (9.39%)              7.25%**
Net Assets at End of the Period (In
  millions)...............................    $28.6     $24.6     $17.1               $15.3
Ratio of Expenses to Average Net
  Assets*.................................    1.79%     1.61%     1.52%               1.45%
Ratio of Net Investment Income to Average
  Net Assets*.............................    4.17%     4.51%     4.71%               4.06%
Portfolio Turnover........................      35%       42%       56%                 36%
* If certain expenses had not been reimbursed by VKAC, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net Assets...    1.79%     1.77%     1.82%               1.77%
Ratio of Net Investment Income to Average
  Net Assets..............................    4.16%     4.35%     4.41%               3.74%

** Non-Annualized

(a) Total Return is based upon net asset value which does not include payment of the maximum sales charge or contingent deferred sales charge.

                                               See Notes to Financial Statements

       The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.
--------------------------------------------------------------------------------

                                                                                From
                                                                           August 13, 1993
                                              Year Ended December 31,     (Commencement of
                                              -----------------------     Distribution) to
              Class C Shares                 1996      1995      1994     December 31, 1993
-------------------------------------------------------------------------------------------
Net Asset Value, Beginning of the
  Period..................................  $17.736   $15.798   $18.257             $18.010
                                             ------    ------    ------              ------
Net Investment Income.....................     .722      .758      .773                .307
Net Realized and Unrealized Gain/Loss on
  Securities..............................    (.145)    1.941    (2.468)               .258
                                             ------    ------    ------              ------
Total from Investment Operations..........     .577     2.699    (1.695)               .565
Less Distributions from and in Excess of Net
Investment Income (Note 1)................     .711      .761      .764                .318
                                             ------    ------    ------              ------
Net Asset Value, End of the Period........  $17.602   $17.736   $15.798             $18.257
                                            =======   =======   =======             =======
Total Return* (a).........................    3.35%    17.40%    (9.40%)            3.17%**
Net Assets at End of the Period
  (In millions)...........................     $2.2      $1.8      $2.8                $4.0
Ratio of Expenses to Average
  Net Assets*.............................    1.79%     1.60%     1.51%               1.45%
Ratio of Net Investment Income
  to Average Net Assets*..................    4.16%     4.50%     4.71%               3.82%
Portfolio Turnover........................      35%       42%       56%                 36%
*If certain expenses had not been reimbursed by VKAC, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average
  Net Assets..............................    1.80%     1.75%     1.82%               1.76%
Ratio of Net Investment Income to Average
  Net Assets..............................    4.16%     4.34%     4.39%               3.52%

** Non-Annualized

(a) Total Return is based upon net asset value which does not include payment of the maximum sales charge or contingent deferred sales charge.

                                               See Notes to Financial Statements

                         NOTES TO FINANCIAL STATEMENTS

                               December 31, 1996
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen American Capital California Insured Tax Free Fund (the "Fund") is organized as a series of the Van Kampen American Capital Tax Free Trust, a Delaware business trust, and is registered as a diversified open-end management investment company under the Investment Company Act of 1940, as amended. The Fund's investment objective is to provide California investors with a high level of current income exempt from federal and California income taxes, with liquidity and safety of principal, primarily through investment in a diversified portfolio of insured California municipal securities. The Fund commenced investment operations on December 13, 1985. The distribution of the Fund's Class B shares and Class C shares commenced on May 1, 1993 and August 13, 1993, respectively.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION--Investments are stated at value using market quotations or, if such valuations are not available, estimates obtained from yield data relating to instruments or securities with similar characteristics in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost.

B. SECURITY TRANSACTIONS--Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. The Fund may purchase and sell securities on a "when issued" or "delayed delivery" basis, with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Fund will maintain, in a segregated account with its custodian, assets having an aggregate value at least equal to the amount of the when issued or delayed delivery purchase commitments until payment is made. At December 31, 1996, there were no when issued or delayed delivery purchase commitments.

                               December 31, 1996
--------------------------------------------------------------------------------

C. INVESTMENT INCOME--Interest income is recorded on an accrual basis. Bond premium and original issue discount are amortized over the expected life of each applicable security.

D. FEDERAL INCOME TAXES--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income, if any, to its shareholders. Therefore, no provision for federal income taxes is required.

    The Fund intends to utilize provisions of the Federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. At December 31, 1996, the Fund had an accumulated capital loss carryforward for tax purposes of $5,070,220, which will expire between December 31, 2002 and December 31, 2003.

E. DISTRIBUTION OF INCOME AND GAINS--The Fund declares daily and pays monthly dividends from net investment income. Net realized gains, if any, are distributed annually. For the year ended December 31, 1996, 99.7% of the income distributions made by the Fund were exempt from federal income taxes.

    Due to inherent differences in the recognition of income, expenses and realized gains/losses under generally accepted accounting principles and federal income tax purposes, the amount of distributable net investment income may differ between book and federal income tax purposes for a particular period. These differences are temporary in nature, but may result in book basis distribution in excess of net investment income for certain periods.

    Permanent differences between book and tax basis reporting for the 1996 fiscal year have been identified and appropriately reclassified. Permanent book and tax basis differences relating to the recognition of certain expenses which are not deductible for tax purposes totaling $76,529 were reclassified from accumulated undistributed net investment income to capital.

F. INSURANCE EXPENSE--The Fund typically invests in insured bonds. Any portfolio securities not specifically covered by a primary insurance policy are insured secondarily through the Fund's portfolio insurance policy. Insurance premiums are based on the daily balances of uninsured bonds in the portfolio of investments and are charged to expense on an accrual basis. The insurance policy guarantees the timely payment of principal and interest on the securities in the Fund's portfolio.

                               December 31, 1996
--------------------------------------------------------------------------------

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Under the terms of the Fund's Investment Advisory Agreement, Van Kampen American Capital Investment Advisory Corp. (the "Adviser") will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

AVERAGE NET ASSETS                                           % PER ANNUM
========================================================================
First $100 million......................................     .500 of 1%
Next $150 million.......................................     .450 of 1%
Next $250 million.......................................     .425 of 1%
Over $500 million.......................................     .400 of 1%

    Certain legal expenses are paid to Skadden, Arps, Slate, Meagher & Flom, counsel to the Fund, of which a trustee of the Fund is an affiliated person.

    For the year ended December 31, 1996, the Fund recognized expenses of approximately $24,600, representing Van Kampen American Capital Distributors, Inc.'s or its affiliates' (collectively "VKAC") cost of providing accounting, cash management and legal services to the Fund.

    ACCESS Investor Services, Inc. ("ACCESS"), an affiliate of the Adviser, serves as the shareholder servicing agent of the Fund. For the year ended December 31, 1996, the Fund recognized expenses of approximately $142,100, representing ACCESS' cost of providing transfer agency and shareholder services plus a profit.

    Additionally, for the year ended December 31, 1996, the Fund reimbursed VKAC approximately $63,700 related to the direct cost of consolidating the VKAC open-end fund complex. Payment was contingent upon the realization by the Fund of cost efficiencies in certain expense categories resulting from the consolidation.

    Certain officers and trustees of the Fund are also officers and directors of VKAC. The Fund does not compensate its officers or trustees who are officers of VKAC. For the year ended December 31, 1996 the Adviser reimbursed the Fund for certain trustees' compensation in connection with the July 1995 increase in the number of trustees of the Fund.

    The Fund has implemented deferred compensation and retirement plans for its trustees. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation to a later date. The retirement plan covers those trustees who are not officers of VKAC.

                               December 31, 1996
--------------------------------------------------------------------------------

3. CAPITAL TRANSACTIONS

The Fund has outstanding three classes of shares of beneficial interest, Classes A, B and C each with a par value of $.01 per share. There are an unlimited number of shares of each class authorized.

    At December 31, 1996, capital aggregated $136,025,511, $28,878,801 and
$2,610,718 for Classes A, B and C, respectively. For the year ended December 31, 1996, transactions were as follows:

                                                         SHARES        VALUE
================================================================================
Sales:
  Class A..........................................       986,895   $ 17,165,507
  Class B..........................................       439,621      7,596,970
  Class C..........................................        49,675        860,753
                                                       ----------   ------------
Total Sales........................................     1,476,191   $ 25,623,230
                                                       ==========   ============
Dividend Reinvestment:
  Class A..........................................       242,651   $  4,210,865
  Class B..........................................        38,588        669,630
  Class C..........................................         3,082         53,472
                                                       ----------   ------------
Total Dividend Reinvestment........................       284,321   $  4,933,967
                                                       ==========   ============
Repurchases:
  Class A..........................................    (1,457,342)  $(25,258,344)
  Class B..........................................      (240,656)    (4,180,690)
  Class C..........................................       (30,329)      (530,128)
                                                       ----------   ------------
Total Repurchases..................................    (1,728,327)  $(29,969,162)
                                                       ==========   ============

                               December 31, 1996
--------------------------------------------------------------------------------

    At December 31, 1995, capital aggregated $139,971,316, $24,804,730 and
$2,227,478 for Classes A, B and C, respectively. For the year ended December 31, 1995, transactions were as follows:

                                                         SHARES        VALUE
================================================================================
Sales:
  Class A..........................................       986,569   $ 16,771,568
  Class B..........................................       434,181      7,401,889
  Class C..........................................        36,228        619,817
                                                       ----------   ------------
Total Sales........................................     1,456,978   $ 24,793,274
                                                       ==========   ============
Dividend Reinvestment:
  Class A..........................................       258,526   $  4,396,599
  Class B..........................................        31,979        544,950
  Class C..........................................         3,266         55,381
                                                       ----------   ------------
Total Dividend Reinvestment........................       293,771   $  4,996,930
                                                       ==========   ============
Repurchases:
  Class A..........................................    (1,170,822)  $(19,801,544)
  Class B..........................................      (157,415)    (2,652,072)
  Class C..........................................      (112,218)    (1,917,848)
                                                       ----------   ------------
Total Repurchases..................................    (1,440,455)  $(24,371,464)
                                                       ==========   ============

    Classes B and C shares are offered without a front end sales charge, but are subject to a contingent deferred sales charge (CDSC). The CDSC will be imposed on most redemptions made within four years of the purchase for Class B and one year of the purchase for Class C as detailed in the following schedule. The Class B and C shares bear the expense of their respective deferred sales arrangements, including higher distribution and service fees and incremental transfer agency costs.

                                                          CONTINGENT DEFERRED
                                                              SALES CHARGE
                YEAR OF REDEMPTION                         CLASS B    CLASS C
==============================================================================
First..............................................           3.00%      1.00%
Second.............................................           2.50%       None
Third..............................................           2.00%       None
Fourth.............................................           1.00%       None
Fifth and Thereafter...............................            None       None

                               December 31, 1996
--------------------------------------------------------------------------------

    For the year ended December 31, 1996, VKAC, as Distributor for the Fund, received commissions on sales of the Fund's Class A shares of approximately $37,800 and CDSC on redeemed shares of approximately $53,600. Sales charges do not represent expenses of the Fund.

4. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $60,483,216 and $65,652,566, respectively.

5. DERIVATIVE FINANCIAL INSTRUMENTS

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index.

    The Fund has a variety of reasons to use derivative instruments, such as to attempt to protect the Fund against possible changes in the market value of its portfolio and to manage the portfolio's effective yield, maturity and duration. All of the Fund's portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in the unrealized appreciation/depreciation on securities. Upon disposition, a realized gain or loss is recognized accordingly, except when exercising an option contract or taking delivery of a security underlying a futures contract. In these instances the recognition of gain or loss is postponed until the disposal of the security underlying the option or futures contract.

    Summarized below are the specific types of derivative financial instruments used by the Fund.

A. OPTION CONTRACTS--An option contract gives the buyer the right, but not the obligation to buy (call) or sell (put) an underlying item at a fixed exercise price during a specified period. These contracts are generally used by the Fund to manage the portfolio's effective maturity and duration.

    Transactions in options for the year ended December 31, 1996 were as follows:

                                                      CONTRACTS      PREMIUM
============================================================================
Outstanding at December 31, 1995................            -0-    $     -0-
Options Written and Purchased (Net).............            900     (454,138)
Options Terminated in Closing Transactions
  (Net).........................................           (900)     454,138
                                                           ----    ---------
Outstanding at December 31, 1996................            -0-    $     -0-
                                                           ====    =========

B. FUTURES CONTRACTS--A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. The Fund generally

                               December 31, 1996
--------------------------------------------------------------------------------

invests in futures on U.S. Treasury Bonds and the Municipal Bond Index and typically closes the contract prior to the delivery date. These contracts are generally used to manage the portfolio's effective maturity and duration.

    Upon entering into futures contracts, the Fund maintains, in a segregated account with its custodian, securities with a value equal to its obligation under the futures contracts. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin).

    Transactions in futures contracts, each with a notional par value of $100,000, for the year ended December 31, 1996, were as follows:

                                                                CONTRACTS
=========================================================================
Outstanding at December 31, 1995..........................            -0-
Futures Opened............................................            450
Futures Closed............................................           (450)
                                                                     ----
Outstanding at December 31, 1996..........................            -0-
                                                                     ====

B. INDEXED SECURITIES--These instruments are identified in the portfolio of investments. The price of these securities may be more volatile than the price of a comparable fixed rate security.

    An Inverse Floating security is one where the coupon is inversely indexed to a short-term floating interest rate multiplied by a specified factor. As the floating rate rises, the coupon is reduced. Conversely, as the floating rate declines, the coupon is increased. These instruments are typically used by the Fund to enhance the yield of the portfolio.

    An Embedded Swap security includes a swap component such that the fixed coupon component of the underlying bond is adjusted by the difference between the securities fixed swap rate and the floating swap index. These instruments are typically used by the Fund to enhance the yield of the portfolio.

6. DISTRIBUTION AND SERVICE PLANS

The Fund and its shareholders have adopted a distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 and a service plan (collectively the "Plans"). The Plans govern payments for the distribution of the Fund's shares, ongoing shareholder services and maintenance of shareholder accounts.

    Annual fees under the Plans of up to .25% of Class A net assets and 1.00% each of Class B and Class C net assets are accrued daily. Included in these fees for the year ended December 31, 1996, are payments to VKAC of approximately $216,200.

                      STATEMENT OF ADDITIONAL INFORMATION

               VAN KAMPEN AMERICAN CAPITAL MUNICIPAL INCOME FUND

     Van Kampen American Capital Municipal Income Fund, formerly known as Van Kampen Merritt Municipal Income Fund (the "Fund"), seeks to provide high current income exempt from federal income taxes consistent with preservation of capital. The Fund attempts to achieve its investment objective by investing at least 80% of its assets in a diversified portfolio of tax-exempt municipal securities rated investment grade at the time of investment. There is no assurance that the Fund will achieve its investment objective. The Fund is a separate series of Van Kampen American Capital Tax Free Trust, a Delaware business trust (the
"Trust").


     This Statement of Additional Information is not a prospectus, but should be read in conjunction with the Prospectus for the Fund dated April 30, 1997 (the "Prospectus"). This Statement of Additional Information does not include all information that a prospective investor should consider before purchasing shares of the Fund, and investors should obtain and read the Prospectus prior to purchasing shares. A copy of the Prospectus may be obtained without charge by writing or calling Van Kampen American Capital Distributors, Inc. at One Parkview Plaza, Oakbrook Terrace, IL 60181 at (800) 421-5666 (or (800) 421-2833 for the hearing impaired). This Statement of Additional Information incorporates by reference the entire Prospectus.


     The Prospectus and this Statement of Additional Information omit certain of the information contained in the registration statement filed with the Securities and Exchange Commission, Washington, D.C. (the "SEC"). These items may be obtained from the SEC upon payment of the fee prescribed, or inspected at the SEC's office at no charge.

                               TABLE OF CONTENTS


The Fund and the Trust...................................... B-2
Investment Policies and Restrictions........................ B-2
Additional Investment Considerations........................ B-4
Description of Municipal Securities Ratings................. B-13
Trustees and Officers....................................... B-19
Investment Advisory and Other Services...................... B-27
Custodian and Independent Accountants....................... B-29
Portfolio Transactions and Brokerage Allocation............. B-29
Tax Status of the Fund...................................... B-30
The Distributor............................................. B-30
Distribution and Service Plans.............................. B-31
Legal Counsel............................................... B-32
Performance Information..................................... B-32
Report of Independent Accountants........................... B-35
Financial Statements........................................ B-36
Notes to Financial Statements............................... B-54



       THIS STATEMENT OF ADDITIONAL INFORMATION IS DATED APRIL 30, 1997.

                             THE FUND AND THE TRUST


  Van Kampen American Capital Municipal Income Fund (the "Fund") is a separate series of the Trust, an open-end diversified management investment company. At present, the Fund, Van Kampen American Capital Insured Tax Free Income Fund, Van Kampen American Capital Tax Free High Income Fund, Van Kampen American Capital California Insured Tax Free Fund, Van Kampen American Capital Intermediate Term Municipal Income Fund, Van Kampen American Capital Florida Insured Tax Free Income Fund, Van Kampen American Capital New Jersey Tax Free Income Fund and Van Kampen American Capital New York Tax Free Income Fund have been organized as series of the Trust and have commenced investment operations. Van Kampen American Capital California Tax Free Income Fund, Van Kampen American Capital Michigan Tax Free Income Fund, Van Kampen American Capital Missouri Tax Free Income Fund and Van Kampen American Capital Ohio Tax Free Income Fund have been organized as series of the Trust but have not yet commenced investment operations. Other series may be organized and offered in the future.


  The Trust is an unincorporated business trust established under the laws of the state of Delaware by an Agreement and Declaration of Trust dated as of May 10, 1995, (the "Declaration of Trust"). The Declaration of Trust permits the Trustees to create one or more separate investment portfolios and issue a series of shares for each portfolio. The Trustees can further sub-divide each series of shares into one or more classes of shares for each portfolio. Each share represents an equal proportionate interest in the assets of the series with each other share in such series and no interest in any other series. No series is subject to the liabilities of any other series. The Declaration of Trust provides that shareholders are not liable for any liabilities of the Trust or any of its series, requires inclusion of a clause to that effect in every agreement entered into by the Trust or any of its series and indemnifies shareholders against any such liability. The Fund was originally organized as a sub-trust of a Massachusetts business trust by a Declaration of Trust dated August 15, 1985, under the name of Van Kampen Merritt Municipal Income Fund. The Fund was reorganized as a series of the Trust and adopted its present name as of July 31, 1995.

  Shares of the Trust entitle their holders to one vote per share; however, separate votes are taken by each series on matters affecting an individual series. For example, a change in investment policy for a series would be voted upon by shareholders of only the series involved. Except as described in the Prospectus, shares do not have cumulative voting rights, preemptive rights or any conversion or exchange rights. The Trust does not contemplate holding regular meetings of shareholders to elect Trustees or otherwise. However, the holders of 10% or more of the outstanding shares may by written request require a meeting to consider the removal of Trustees by a vote of two-thirds of the shares then outstanding cast in person or by proxy at such meeting.

  The Trustees may amend the Declaration of Trust (including with respect to any series) in any manner without shareholder approval, except that the Trustees may not adopt any amendment adversely affecting the rights of shareholders of any series without approval by a majority of the shares of each affected series present at a meeting of shareholders (or such higher vote as may be required by the Investment Company Act of 1940, as amended (the "1940 Act") or other applicable law) and except that the Trustees cannot amend the Declaration of Trust to impose any liability on shareholders, make any assessment on shares or impose liabilities on the Trustees without approval from each affected shareholder or Trustee, as the case may be.

  Statements contained in this Statement of Additional Information as to the contents of any contract or other document referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement of which this Statement of Additional Information forms a part, each such statement being qualified in all respects by such reference.

                      INVESTMENT POLICIES AND RESTRICTIONS

  The investment objective of the Fund is set forth in the Prospectus under the caption "Investment Objective and Policies." There can be no assurance that the Fund will achieve its investment objective.

  Fundamental investment restrictions limiting the investments of the Fund provide that the Fund may not:

   1. With respect to 75% of its total assets, purchase any securities (other than obligations guaranteed by the United States Government or by its agencies or instrumentalities), if, as a result, more than 5% of the Fund's total assets (taken at current market value) would then be invested in securities of a single issuer or, if, as a result, the Fund would hold more than 10% of the outstanding voting securities of an issuer, except that the Fund may purchase securities of other investment companies to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.



   2. Invest more than 25% of its assets in a single industry. (As described in the Prospectus, the Fund may from time to time invest more than 25% of its assets in a particular segment of the municipal bond market; however, the Fund will not invest more than 25% of its assets in industrial development bonds in a single industry), except that the Fund may purchase securities of other investment companies to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.


   3. Borrow money, except from banks for temporary purposes and then in amounts not in excess of 5% of the total asset value of the Fund, or mortgage, pledge, or hypothecate any assets except in connection with a borrowing and in amounts not in excess of 10% of the total asset value of the Fund. Borrowings may not be made for investment leverage, but only to enable the Fund to satisfy redemption requests where liquidation of portfolio securities is considered disadvantageous or inconvenient. In this connection, the Fund will not purchase portfolio securities during any period that such borrowings exceed 5% of the total asset value of the Fund. Notwithstanding this investment restriction, the Fund may enter into when issued and delayed delivery transactions as described in the Prospectus.

   4. Make loans of money or property to any person, except to the extent the securities in which the Fund may invest are considered to be loans and except that the Fund may lend money or property in connection with maintenance of the value of, or the Fund's interest with respect to, the securities owned by the Fund.

   5. Buy any securities "on margin." Neither the deposit of initial or maintenance margin in connection with hedging transactions nor short term credits as may be necessary for the clearance of transactions is considered the purchase of a security on margin.

   6. Sell any securities "short," write, purchase or sell puts, calls or combinations thereof, or purchase or sell interest rate or other financial futures or index contracts or related options, except as hedging or risk management transactions in accordance with the requirements of the Securities and Exchange Commission and the Commodity Futures Trading Commission.

   7. Act as an underwriter of securities, except to the extent the Fund may be deemed to be an underwriter in connection with the sale of securities held in its portfolio.


   8. Make investments for the purpose of exercising control or participation in management, except to the extent that exercise by the Fund of its rights under agreements related to securities owned by the Fund would be deemed to constitute such control or participation, except that the Fund may purchase securities of other investment companies to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.



   9. Invest in securities issued by other investment companies except as part of a merger, reorganization or other acquisition and extent permitted by
      (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.


  10. Invest in oil, gas or mineral leases or in equity interests in oil, gas, or other mineral exploration or development programs.

  11. Purchase or sell real estate, commodities or commodity contracts, except to the extent the securities the Fund may invest in are considered to be interest in real estate, commodities or commodity contracts or to the extent the Fund exercises its rights under agreements relating to such securities (in which case the Fund may own, hold, foreclose, liquidate or otherwise dispose of real estate acquired as a result of a default on a mortgage), and except to the extent the options and futures and index contracts in which such Funds may invest for hedging and risk management purposes are considered to be commodities or commodities contracts.

  The Fund may not change any of these investment restrictions nor any other fundamental policy as they apply to the Fund without the approval of the lesser of (i) more than 50% of the Fund's outstanding shares or (ii) 67% of the Fund's shares present at a meeting at which the holders of more than 50% of the outstanding shares are present in person or by proxy. As long as the percentage restrictions described above are satisfied at the time of the investment or borrowing, the Fund will be considered to have abided by those restrictions even if, at a later time, a change in values or net assets causes an increase or decrease in percentage beyond that allowed.

  The Fund generally will not engage in the trading of securities for the purpose of realizing short-term profits, but it will adjust its portfolio as deemed advisable in view of prevailing or anticipated market conditions to accomplish the Fund's investment objectives. For example, the Fund may sell portfolio securities in anticipation of a movement in interest rates. Frequency of portfolio turnover will not be a limiting factor if the Fund considers it advantageous to purchase or sell securities. Portfolio turnover is calculated by dividing the lesser of purchases or sales of portfolio securities by the monthly average value of the securities in the portfolio during the year. Securities, including options, whose maturity or expiration date at the time of acquisition were one year or less are excluded from such calculation. The Fund anticipates that its annual portfolio turnover rate will normally be less than 100%.

                      ADDITIONAL INVESTMENT CONSIDERATIONS

MUNICIPAL SECURITIES

  Municipal securities include long-term obligations, which are often called municipal bonds, as well as shorter term municipal notes, municipal leases, and tax-exempt commercial paper. Under normal market conditions, longer term municipal securities generally provide a higher yield than shorter term municipal securities, and therefore the Fund generally expects to be invested primarily in longer term municipal securities. The Fund will, however, invest in shorter term municipal securities when yields are greater than yields available on longer term municipal securities, for temporary defensive purposes and when redemption requests are expected. The two principal classifications of municipal bonds are "general obligation" and "revenue" or "special obligation" bonds, which include "industrial revenue bonds." General obligation bonds are secured by the issuer's pledge of its faith, credit, and taxing power for the payment of principal and interest. Revenue or special obligation bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special tax or other specific revenue source such as from the user of the facility being financed.

  Also included within the general category of municipal securities are participations in lease obligations or installment purchase contract obligations (hereinafter collectively called "lease obligations") of municipal authorities of entities used to finance the acquisition of equipment and facilities. Although lease obligations do not constitute general obligations of the municipality for which the municipality's taxing power is pledged, a lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payments due under the lease obligation. However, certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. In addition to the "non-appropriation" risk, these securities represent a relatively new type of financing that has not yet developed the depth of marketability associated with more conventional bonds. Although "non-appropriation" lease obligations are often secured by the underlying property, disposition of the property in the event of foreclosure might prove difficult. There is no limitation on the percentage of the Fund's assets that may be invested in "non-appropriation" lease obligations. In evaluating such lease obligations, the Adviser will consider such factors as it deems appropriate, which factors may include (a) whether the lease can be cancelled,
(b) the
ability of the lease obligee to direct the sale of the underlying assets, (c) the general creditworthiness of the lease obligor, (d) the likelihood that the municipality will discontinue appropriating funding for the leased property in the event such property is no longer considered essential by the municipality,
(e) the legal recourse of the lease obligee in the event of such a failure to appropriate funding and (f) any limitations which are imposed on the lease obligor's ability to utilize substitute property or services than those covered by the lease obligation.

  Also included in the term municipal securities are participation certificates issued by state and local governments or authorities to finance the acquisition of equipment and facilities. They may represent participations in a lease, an installment purchase contract, or a conditional sales contract. Some municipal leases and participation certificates may not be readily marketable.

  The "issuer" of municipal securities generally is deemed to be the governmental agency, authority, instrumentality or other political subdivision, or the non-governmental user of a revenue bond-financed facility, the assets and revenues of which will be used to meet the payment obligations, or the guarantee of such payment obligations, of the municipal securities.

  The Fund may purchase floating and variable rate demand notes, which are municipal securities normally having a stated maturity in excess of one year, but which permit the holder to demand payment of principal at any time, or at specified intervals. The issuer of such notes normally has a corresponding right, after a given period, to prepay at its discretion upon notice to the noteholders the outstanding principal amount of the notes plus accrued interest. The interest rate on a floating rate demand note is based on a known lending rate, such as a bank's prime rate, and is adjusted automatically each time such rate is adjusted. The interest rate on a variable rate demand note is adjusted automatically at specified intervals. There generally is no secondary market for these notes, although they are redeemable at face value. Each note purchase by the Fund will meet the criteria established for the purchase of municipal securities.

  The Fund also may invest up to 15% of its total assets in variable rate derivative municipal securities such as inverse floaters whose rates vary inversely with changes in market rates of interest. Such variable rate derivative municipal securities may pay a rate of interest determined by applying a multiple to the variable rate. The extent of increases and decreases in the value of derivative municipal securities whose rates vary inversely with changes in market rates of interest in response to such changes in market rates generally will be larger than comparable changes in the value of an equal principal amount of a fixed rate municipal security having similar credit quality, redemption provisions and maturity. In addition, the Fund may invest in derivative municipal securities the terms of which include elements of, or are similar in effect to, certain Strategic Transactions in which the Fund may engage. Such municipal securities may by their terms, for example, have economic characteristics comparable to, among other things, a swap, cap, floor or collar transaction with respect to such security for a period of time prior to its stated maturity. See "Additional Investment Considerations -- Strategic Transactions" in this Statement of Additional Information.

  Although the Fund will invest at least 80% of its assets in municipal securities rated investment grade at the time of investment, municipal securities, like other debt obligations, are subject to the risk of non-payment. The ability of issuers of municipal securities to make timely payments of interest and principal may be adversely impacted in general economic downturns and as relative governmental cost burdens are allocated and reallocated among federal, state and local governmental units. Such non-payment would result in a reduction of income to the Fund, and could result in a reduction in the value of the municipal security experiencing non-payment and a potential decrease in the net asset value of the Fund. Issuers of municipal securities might seek protection under the bankruptcy laws. In the event of bankruptcy of such an issuer, the Fund could experience delays and limitations with respect to the collection of principal and interest on such municipal securities and the Fund may not, in all circumstances, be able to collect all principal and interest to which it is entitled. To enforce its rights in the event of a default in the payment of interest or repayment of principal, or both, the Fund may take possession of and manage the assets securing the issuer's obligations on such securities, which may increase the Fund's operating expenses and adversely affect the net asset value of the Fund. Any income derived from the Fund's ownership or operation of such assets may not be tax-exempt. In addition, the Fund's intention to qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"), may limit the extent to which the Fund may exercise its rights by taking possession of such assets, because as a regulated investment company the Fund is subject to certain limitations on its investments and on the nature of its income.

  The Fund may invest up to 15% of its total assets in illiquid securities, securities the disposition of which is subject to substantial legal or contractual restrictions on resale and securities that are not readily marketable. The sale of restricted and illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Restricted securities salable among qualified institutional buyers without restriction pursuant to Rule 144A under the Securities Act of 1933, as amended, that are determined to be liquid by the Adviser under guidelines adopted by the Board of Trustees of the Trust (under which guidelines the Adviser will consider factors such as trading activities and the availability of price quotations), will not be treated as restricted securities by the Fund pursuant to such rules. The Fund may, from time to time, adopt a more restrictive limitation with respect to investment in illiquid and restricted securities in order to comply with the most restrictive state securities law, currently 10%. This policy does not include restricted securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended, which the Board of Trustees or the Fund's investment adviser has determined under Board-approved guidelines to be liquid.

HIGH YIELD MUNICIPAL SECURITIES

  In normal circumstances, at least 80% of the Fund's total assets will be invested in investment grade tax-exempt municipal securities and up to 20% of the Fund's total assets may be invested in lower grade tax-exempt municipal securities. The amount of available information about the financial condition of municipal securities issuers is generally less extensive than that for corporate issuers with publicly traded securities and the market for tax-exempt municipal securities is considered to be generally less liquid than the market for corporate debt obligations. Liquidity relates to the ability of a Fund to sell a security in a timely manner at a price which reflects the value of that security. As discussed below, the market for lower grade tax-exempt municipal securities is considered generally to be less liquid than the market for investment grade tax-exempt municipal securities. Further, municipal securities in which the Fund may invest include special obligation bonds, lease obligations, participation certificates and variable rate instruments. The market for such securities may be particularly less liquid. The relative illiquidity of some of the Fund's portfolio securities may adversely affect the ability of the Fund to dispose of such securities in a timely manner and at a price which reflects the value of such security in the Adviser's judgment. Although the issuer of some such municipal securities may be obligated to redeem such securities at face value, such redemption could result in capital losses to the Fund to the extent that such municipal securities were purchased by the Fund at a premium to face value. The market for less liquid securities tends to be more volatile than the market for more liquid securities and market values of relatively illiquid securities may be more susceptible to change as a result of adverse publicity and investor perceptions than are the market values of higher grade, more liquid securities.

  The Fund's net asset value will change with changes in the value of its portfolio securities. Because the Fund will invest primarily in fixed income municipal securities, the Fund's net asset value can be expected to change as general levels of interest rates fluctuate. When interest rates decline, the value of a portfolio invested in fixed income securities can be expected to rise. Conversely, when interest rates rise, the value of a portfolio invested in fixed income securities can be expected to decline. Net asset value and market value may be volatile due to the Fund's investment in lower grade and less liquid municipal securities. Volatility may be greater during periods of general economic uncertainty.

  The Adviser values the Fund's investments pursuant to guidelines adopted and periodically reviewed by the Board of Trustees. To the extent that there is no established retail market for some of the securities in which the Fund may invest, there may be relatively inactive trading in such securities and the ability of the Adviser to accurately value such securities may be adversely affected. During periods of reduced market liquidity and in the absence of readily available market quotations for securities held in the Fund's portfolio, the responsibility of the Adviser to value the Fund's securities becomes more difficult and the Adviser's judgment may play a greater role in the valuation of the Fund's securities due to the reduced availability of reliable objective data. To the extent that the Fund invests in illiquid securities and securities which are restricted as to resale, the Fund may incur additional risks and costs. Illiquid and restricted securities are particularly difficult to dispose of.

  Lower grade tax-exempt municipal securities generally involve greater credit risk than higher grade municipal securities. A general economic downturn or a significant increase in interest rates could severely disrupt the market for lower grade tax-exempt municipal securities and adversely affect the market value of such securities. In addition, in such circumstances, the ability of issuers of lower grade tax-exempt municipal securities to repay principal and to pay interest, to meet projected financial goals and to obtain additional financing may be adversely affected. Such consequences could lead to an increased incidence of default for such securities and adversely affect the value of the lower grade tax-exempt municipal securities in the Fund's portfolio and thus the Fund's net asset value. The secondary market prices of lower grade tax-exempt municipal securities are less sensitive to changes in interest rates than are those for higher rated tax-exempt municipal securities, but are more sensitive to adverse economic changes or individual issuer developments. Adverse publicity and investor perceptions, whether or not based on rational analysis, may also affect the value and liquidity of lower grade tax-exempt municipal securities.

  Yields on the Fund's portfolio securities can be expected to fluctuate over time. In addition, periods of economic uncertainty and changes in interest rates can be expected to result in increased volatility of the market prices of the lower grade tax-exempt municipal securities in the Fund's portfolio and thus in the net asset value of the Fund. Net asset value and market value may be volatile due to the Fund's investment in lower grade and less liquid municipal securities. Volatility may be greater during periods of general economic uncertainty. The Fund may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of interest or a repayment of principal on its portfolio holdings, and the Fund may be unable to obtain full recovery thereof. In the event that an issuer of securities held by the Fund experiences difficulties in the timely payment of principal or interest and such issuer seeks to restructure the terms of its borrowings, the Fund may incur additional expenses and may determine to invest additional capital with respect to such issuer or the project or projects to which the Fund's portfolio securities relate. Recent and proposed legislation may have an adverse impact on the market for lower grade tax-exempt municipal securities. Recent legislation requires federally-insured savings and loan associations to divest their investments in lower grade bonds. Other legislation has been proposed which, if enacted, could have an adverse impact on the market for lower grade tax-exempt municipal securities.

  The Fund will rely on the Adviser's judgment, analysis and experience in evaluating the creditworthiness of an issue. In this evaluation, the Adviser will take into consideration, among other things, the issuer's financial resources, its sensitivity to economic conditions and trends, its operating history, the quality of the issuer's management and regulatory matters. The Adviser also may consider, although it does not rely primarily on, the credit ratings of S&P and Moody's in evaluating tax-exempt municipal securities. Such ratings evaluate only the safety of principal and interest payments, not market value risk. Additionally, because the creditworthiness of an issuer may change more rapidly than is able to be timely reflected in changes in credit ratings, the Adviser continuously monitors the issuers of tax-exempt municipal securities held in the Fund's portfolio. The Fund may, if deemed appropriate by the Adviser, retain a security whose rating has been downgraded below B- by S&P or below B3 by Moody's, or whose rating has been withdrawn.

  Because issuers of lower grade tax-exempt municipal securities frequently choose not to seek a rating of their municipal securities, the Adviser will be required to determine the relative investment quality of many of the municipal securities in the Fund's portfolio. Further, because the Fund may invest up to 20% of its total assets in these lower grade municipal securities, achievement by the Fund of its investment objective may be more dependent upon the Adviser's investment analysis than would be the case if the Fund were investing exclusively in higher grade municipal securities. The relative lack of financial information available with respect to issuers of municipal securities may adversely affect the Adviser's ability to successfully conduct the required investment analysis.

STRATEGIC TRANSACTIONS

  The Fund may, but is not required to, utilize various other investment strategies as described below to hedge various market risks (such as interest rates and broad or specific market movements) or to manage the effective maturity or duration of the Fund's fixed-income securities. Such strategies are generally accepted by modern portfolio managers and are regularly utilized by many mutual funds and other institutional investors. Techniques and instruments may change over time as new instruments and strategies are developed or regulatory changes occur.

  In the course of pursuing these investment strategies, the Fund may purchase and sell derivative instruments such as exchange-listed and over-the-counter put and call options on securities, fixed-income indices and other financial instruments, purchase and sell financial futures contracts and options thereon, enter into various interest rate transactions such as swaps, caps, floors or collars (collectively, all the above are called "Strategic Transactions"). Strategic Transactions may be used to attempt to protect against possible changes in the market value of securities held in or to be purchased for the Fund's portfolio resulting from securities markets fluctuations, to protect the Fund's unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of the Fund's portfolio, or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities.

  Any or all of these investment techniques may be used at any time and there is no particular strategy that dictates the use of one technique rather than another, as use of any Strategic Transaction is a function of numerous variables including market conditions. The ability of the Fund to utilize these Strategic Transactions successfully will depend on the Adviser's ability to predict pertinent market movements, which cannot be assured. The Fund will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments. Strategic Transactions involving financial futures and options thereon will be purchased, sold or entered into only for bona fide hedging, risk management or portfolio management purposes and not for speculative purposes.

  Strategic Transactions have risks associated with them including possible default by the other party to the transaction, illiquidity and, to the extent the Adviser's view as to certain market movements is incorrect, the risk that the use of such Strategic Transactions could result in losses greater than if they had not been used. Use of put and call options may result in losses to the Fund, force the sale or purchase of portfolio securities at inopportune times or for prices other than current market values, limit the amount of appreciation the Fund can realize on its investments or cause the Fund to hold a security it might otherwise sell. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of the Fund creates the possibility that losses on the hedging instrument may be greater than gains in the value of the Fund's position. In addition, futures and options markets may not be liquid in all circumstances and certain over-the-counter options may have no markets. As a result, in certain markets, the Fund might not be able to close out a transaction without incurring substantial losses, if at all. Although the use of futures and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in value of such position. Finally, the daily variation margin requirements for futures contracts would create a greater ongoing potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium. Losses resulting from the use of Strategic Transactions would reduce net asset value, and possibly income, and such losses can be greater than if the Strategic Transactions had not been utilized. Income earned or deemed to be earned, if any, by the Fund from its Strategic Transactions will generally be taxable income of the Fund. See "Tax Status" in the Prospectus.

  GENERAL CHARACTERISTICS OF OPTIONS.   Put options and call options typically
have similar structural characteristics and operational mechanics regardless of the underlying instrument on which they are purchased or sold. Thus, the following general discussion relates to each of the particular types of options discussed in greater detail below. In addition, many Strategic Transactions involving options require segregation of Fund assets in special accounts, as described below under "Use of Segregated and Other Special Accounts."

  A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the writer the obligation to buy, the underlying security, commodity, index, or other instrument at the exercise price. For instance, the Fund's purchase of a put option on a security might be designed to protect its holdings in the underlying instrument (or, in some cases, a similar instrument) against a substantial decline in the market value by giving the Fund the right to sell such instrument at the option exercise price. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller the obligation to sell, the underlying instrument at the exercise price. The Fund's purchase of a call option on a security, financial future, index, or other instrument might be intended to protect the Fund against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase such instrument. An American style put or call option may be exercised at any time during the option period while a European style put or call option may be exercised only upon expiration or during a fixed period prior thereto. The Fund is authorized to purchase and sell exchange listed options and over-the-counter options ("OTC options"). Exchange listed options are issued by a regulated intermediary such as the Options Clearing Corporation ("OCC"), which guarantees the performance of the obligations of the parties to such options. The discussion below uses the OCC as a paradigm, but is also applicable to other financial intermediaries.

  With certain exceptions, OCC issued and exchange listed options generally settle by physical delivery of the underlying security or currency, although in the future cash settlement may become available. Index options and Eurodollar instruments are cash settled for the net amount, if any, by which the option is "in-the-money" (i.e., where the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.

  The Fund's ability to close out its position as a purchaser or seller of an OCC or exchange listed put or call option is dependent, in part, upon the liquidity of the option market. Among the possible reasons for the absence of a liquid option market on an exchange are: (i) insufficient trading interest in certain options; (ii) restrictions on transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities including reaching daily price limits; (iv) interruption of the normal operations of the OCC or an exchange; (v) inadequacy of the facilities of an exchange or OCC to handle current trading volume; or (vi) a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the relevant market for that option on that exchange would cease to exist, although outstanding options on that exchange would generally continue to be exercisable in accordance with their terms.

  The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.

  OTC options are purchased from or sold to securities dealers, financial institutions or other parties ("Counterparties") through direct bilateral agreement with the Counterparty. In contrast to exchange listed options, which generally have standardized terms and performance mechanics, all the terms of an OTC option, including such terms as method of settlement, term, exercise price, premium, guarantees and security, are set by negotiation of the parties. The Fund will only sell OTC options that are subject to a buy-back provision permitting the Fund to require the Counterparty to sell the option back to the Fund at a formula price within seven days. The Fund expects generally to enter into OTC options that have cash settlement provisions, although it is not required to do so.

  Unless the parties provide for it, there is no central clearing or guaranty function in an OTC option. As a result, if the Counterparty fails to make or take delivery of the security, or other instrument underlying an OTC option it has entered into with the Fund or fails to make a cash settlement payment due in accordance with the terms of that option, the Fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Accordingly, the Adviser must assess the creditworthiness of each such Counterparty or any guarantor or credit enhancement of the Counterparty's credit to determine the likelihood that the terms of the OTC option will be satisfied. The Fund will engage in OTC option transactions only with United States government securities dealers recognized by the Federal Reserve Bank of New York as

"primary dealers", or broker dealers, domestic or foreign banks or other financial institutions which have received (or the guarantors of the obligation of which have received) a short-term credit rating of "A-1" from S&P or "P-1" from Moody's or an equivalent rating from any other nationally recognized statistical rating organization ("NRSRO"). The staff of the SEC currently takes the position that, in general, OTC options on securities other than U.S. Government securities purchased by the Fund, and portfolio securities "covering" the amount of the Fund's obligation pursuant to an OTC option sold by it (the cost of the sell-back plus the in-the-money amount, if any) are illiquid, and are subject to the Fund's limitation on investing no more than 15% of its assets in illiquid securities.

  If the Fund sells a call option, the premium that it receives may serve as a partial hedge, to the extent of the option premium, against a decrease in the value of the underlying securities or instruments in its portfolio or will increase the Fund's income. The sale of put options can also provide income.

  The Fund may purchase and sell call options on securities, including U.S. Treasury and agency securities, municipal obligations, mortgage-backed securities and Eurodollar instruments that are traded on U.S. and foreign securities exchanges and in the over-the-counter markets. All calls sold by the Fund must be "covered" (i.e., the Fund must own the securities or futures contract subject to the call) or must meet the asset segregation requirements described below as long as the call is outstanding. Even though the Fund will receive the option premium to help protect it against loss, a call sold by the Fund exposes the Fund during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or instrument and may require the Fund to hold a security or instrument which it might otherwise have sold.

  The Fund may purchase and sell put options on securities including U.S. Treasury and agency securities, mortgage-backed securities, municipal obligations and Eurodollar instruments (whether or not it holds the above securities in its portfolio.) The Fund will not sell put options if, as a result, more than 50% of the Fund's assets would be required to be segregated to cover its potential obligations under such put options other than those with respect to futures and options thereon. In selling put options, there is a risk that the Fund may be required to buy the underlying security at a disadvantageous price above the market price.

  GENERAL CHARACTERISTICS OF FUTURES. The Fund may enter into financial futures contracts or purchase or sell put and call options on such futures as a hedge against anticipated interest rate or fixed-income market changes, for duration management and for risk management purposes. Futures are generally bought and sold on the commodities exchanges where they are listed with payment of initial and variation margin as described below. The purchase of a futures contract creates a firm obligation by the Fund, as purchaser, to take delivery from the seller the specific type of financial instrument called for in the contract at a specific future time for a specified price (or, with respect to index futures and Eurodollar instruments, the net cash amount). The sale of a futures contract creates a firm obligation by the Fund, as seller, to deliver to the buyer the specific type of financial instrument called for in the contract at a specific future time for a specified price (or, with respect to index futures and Eurodollar instruments, the net cash amount). Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right in return for the premium paid to assume a position in a futures contract and obligates the seller to deliver such option.

  The Fund's use of financial futures and options thereon will in all cases be consistent with applicable regulatory requirements and in particular the rules and regulations of the Commodity Futures Trading Commission and will be entered into only for bona fide hedging, risk management (including duration management) or other portfolio management purposes. Typically, maintaining a futures contract or selling an option thereon requires the Fund to deposit with a financial intermediary as security for its obligations an amount of cash or other specified assets (initial margin) which initially is typically 1% to 10% of the face amount of the contract (but may be higher in some circumstances). Additional cash or assets (variation margin) may be required to be deposited thereafter on a daily basis as the mark to market value of the contract fluctuates. The purchase of options on financial futures involves payment of a premium for the option without any further obligation on the part of the Fund. If the Fund exercises an option on a futures contract it will be obligated to post initial margin (and potential subsequent variation margin) for the resulting futures position just as it would for any position. Futures contracts and options thereon are generally settled by entering into an offsetting transaction but there can be no assurance that the position can be offset prior to settlement at an advantageous price nor that delivery will occur.

  The Fund will not enter into a futures contract or related option (except for closing transactions) if, immediately thereafter, the sum of the amount of its initial margin and premiums on open futures contracts and options thereon would exceed 5% of the Fund's total assets (taken at current value); however, in the case of an option that is in-the-money at the time of the purchase, the in-the-money amount may be excluded in calculating the 5% limitation. The segregation requirements with respect to futures contracts and options thereon are described below.

  OPTIONS ON SECURITIES INDICES AND OTHER FINANCIAL INDICES. The Fund also may purchase and sell call and put options on securities indices and other financial indices and in so doing can achieve many of the same objectives it would achieve through the sale or purchase of options on individual securities or other instruments. Options on securities indices and other financial indices are similar to options on a security or other instrument except that, rather than settling by physical delivery of the underlying instrument, they settle by cash settlement, i.e., an option on an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option (except if, in the case of an OTC option, physical delivery is specified). This amount of cash is equal to the excess of the closing price of the index over the exercise price of the option, which also may be multiplied by a formula value. The seller of the option is obligated, in return for the premium received, to make delivery of this amount. The gain or loss on an option on an index depends on price movements in the instruments making up the market, market segment, industry or other composite on which the underlying index is based, rather than price movements in individual securities, as is the case with respect to options on securities.

  COMBINED TRANSACTIONS. The Fund may enter into multiple transactions, including multiple options transactions, multiple futures transactions and multiple interest rate transactions and any combination of futures, options and interest rate transactions ("component" transactions), instead of a single Strategic Transaction, as part of a single or combined strategy when, in the opinion of the Adviser, it is in the best interests of the Fund to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions are normally entered into based on the Adviser's judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the portfolio management objective.

  SWAPS, CAPS, FLOORS AND COLLARS. Among the Strategic Transactions into which the Fund may enter are interest rate and index swaps and the purchase or sale of related caps, floors and collars. The Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. The Fund intends to use these transactions as hedges and not as speculative investments and will not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream the Fund may be obligated to pay. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. An index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

  The Fund will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as these swaps, caps, floors and collars are entered into for good faith hedging purposes, the Adviser and the Fund believe such obligations do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to its borrowing restrictions. The Fund will not enter into any swap, cap, floor or collar transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the Counterparty, combined with any credit enhancements, is rated at least "A" by S&P or Moody's or has an equivalent equity rating from an NRSRO or is determined to be of equivalent credit quality by the Adviser. If there is a default by the Counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.


  USE OF SEGREGATED AND OTHER SPECIAL ACCOUNTS. Many Strategic Transactions, in addition to other requirements, require that the Fund segregate liquid high-grade assets with its custodian to the extent Fund obligations are not otherwise "covered" through ownership of the underlying security, financial instrument or currency. In general, either the full amount of any obligation by the Fund to pay or deliver securities or assets must be covered at all times by the securities, instruments or currency required to be delivered, or, subject to any regulatory restrictions, an amount of cash or liquid securities at least equal to the current amount of the obligation must be segregated with the custodian. The segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. For example, a call option written by the Fund will require the Fund to hold the securities subject to the call (or securities convertible into the needed securities without additional consideration) or to segregate liquid securities sufficient to purchase and deliver the securities if the call is exercised. A call option sold by the Fund on an index will require the Fund to own portfolio securities which correlate with the index or to segregate liquid securities equal to the excess of the index value over the exercise price on a current basis. A put option written by the Fund requires the Fund to segregate liquid securities equal to the exercise price.


  OTC options entered into by the Fund, including those on securities, financial instruments or indices and OCC issued and exchange listed index options, will generally provide for cash settlement. As a result, when the Fund sells these instruments it will only segregate an amount of assets equal to its accrued net obligations, as there is no requirement for payment or delivery of amounts in excess of the net amount. These amounts will equal 100% of the exercise price in the case of a non cash-settled put, the same as an OCC guaranteed listed option sold by the Fund, or the in-the-money amount plus any sell-back formula amount in the case of a cash-settled put or call. In addition, when the Fund sells a call option on an index at a time when the in-the-money amount exceeds the exercise price, the Fund will segregate, until the option expires or is closed out, cash or cash equivalents equal in value to such excess. OCC issued and exchange listed options sold by the Fund other than those above generally settle with physical delivery, and the Fund will segregate an amount of assets equal to the full value of the option. OTC options settling with physical delivery, or with an election of either physical delivery or cash settlement, will be treated the same as other options settling with physical delivery.

  In the case of a futures contract or an option thereon, the Fund must deposit initial margin and possible daily variation margin in addition to segregating assets sufficient to meet its obligation to purchase or provide securities or currencies, or to pay the amount owed at the expiration of an index- based futures contract. Such assets may consist of cash, cash equivalents, liquid debt or equity securities or other acceptable assets.


  With respect to swaps, the Fund will accrue the net amount of the excess, if any, of its obligations over its entitlements with respect to each swap on a daily basis and will segregate an amount of cash or liquid securities having a value equal to the accrued excess. Caps, floors and collars require segregation of assets with a value equal to the Fund's net obligation, if any.


  Strategic Transactions may be covered by other means when consistent with applicable regulatory policies. The Fund may also enter into offsetting transactions so that its combined position, coupled with any segregated assets, equals its net outstanding obligation in related options and Strategic Transactions. For example, the Fund could purchase a put option if the strike price of that option is the same or higher than the strike price of a put option sold by the Fund. Moreover, instead of segregating assets if the Fund held a futures or forward contract, it could purchase a put option on the same futures or forward contract with a strike price as high or higher than the price of the contract held. Other Strategic Transactions may also be offset in combinations. If the offsetting transaction terminates at the time of or after the primary transaction no segregation is required, but if it terminates prior to such time, assets equal to any remaining obligation would need to be segregated.

  The Fund's activities involving Strategic Transactions may be limited by the requirements of Subchapter M of the Code for qualification as a regulated investment company. See "Tax Status" in the Prospectus.

                  DESCRIPTION OF MUNICIPAL SECURITIES RATINGS

  STANDARD & POOR'S RATINGS GROUP--A brief description of the applicable Standard & Poor's Ratings Group (S&P) rating symbols and their meanings (as published by S&P) follows:

     1.  DEBT


          A S&P corporate or municipal debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.


          The debt rating is not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

          The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.

        The ratings are based, in varying degrees, on the following considerations:

        1. Likelihood of default--capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation;

        2. Nature of and provisions of the obligation;

        3. Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

    AAA         Debt rated 'AAA' has the highest rating assigned by S&P.
                Capacity to pay interest and repay principal is extremely strong.

    AA Debt rated 'AA' has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

    A Debt rated 'A' has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

    BBB Debt rated 'BBB' is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

    BB          Debt rated 'BB', 'B', 'CCC', 'CC' and 'C' is regarded, on
    B           balance, as predominantly speculative with respect to
    CCC         capacity to pay interest and repay principal. 'BB' indicates
    CC          the least degree of speculation and 'C' the highest. While
    C           such debt will likely have some quality and protective
                characteristics, these are outweighed by large uncertainties or large exposures to adverse conditions.

    BB Debt rated 'BB' has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The 'BB' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'BBB-' rating.

    B Debt rated 'B' has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The 'B' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'BB' or 'BB-' rating.

    CCC Debt rated 'CCC' has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The 'CCC' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'B' or 'B-' rating.

    CC The rating 'CC' typically is applied to debt subordinated to senior debt that is assigned an actual or implied 'CCC' rating.

    C The rating 'C' typically is applied to debt subordinated to senior debt which is assigned an actual or implied 'CCC-' debt rating. The 'C' rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

    CI The rating 'CI' is reserved for income bonds on which no interest is being paid.

    D Debt rated 'D' is in payment default. The 'D' rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

           PLUS (+) or MINUS (-): The ratings from 'AA' to 'CCC' may be modified by the addition of a plus or minus sign to show relative standing within the major categories.

    C The letter "c" indicates that the holder's option to tender the security for purchase may be canceled under certain prestated conditions enumerated in the tender option documents.

    I The letter "i" indicates the rating is implied. Such ratings are assigned only on request to entities that do not have specific debt issues to be rated. In addition, implied ratings are assigned to governments that have not requested explicit ratings for specific debt issues. Implied ratings on governments represent the sovereign ceiling or upper limit for ratings on specific debt issues of entities domiciled in the country.

    L The letter "L" indicates that the rating pertains to the principal amount of those bonds to the extent that the underlying deposit collateral is federally insured and interest is adequately collateralized. In the case of certificates of deposit, the letter "L" indicates that the deposit, combined with other deposits being held in the same right and capacity, will be honored for principal and accrued pre-default interest up to the federal insurance limits within 30 days after closing of the insured institution or, in the event that the deposit is assumed by a successor insured institution, upon maturity.

    P The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgement with respect to such likelihood and risk.

                *Continuance of the rating is contingent upon S&P's receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows.

    NR Indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

                DEBT OBLIGATIONS OF ISSUERS OUTSIDE THE UNITED STATES AND ITS TERRITORIES are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

  BOND INVESTMENT QUALITY STANDARDS: Under present commercial bank regulations issued by the Comptroller of the Currency, bonds rated in the top four categories ("AAA", "AA", "A", "BBB", commonly known as "investment grade" ratings) are generally regarded as eligible for bank investment. In addition, the laws of various states governing legal investments impose certain rating or other standards for obligations eligible for investment by savings banks, trust companies, insurance companies, and fiduciaries generally.

     2.  MUNICIPAL NOTES

          A S&P note rating reflects the liquidity factors and market-access risks unique to notes. Notes maturing in 3 years or less will likely receive a note rating. Notes maturing beyond 3 years will most likely receive a long-term debt rating.

        The following criteria will be used in making that assessment:

          -- Amortization schedule (the larger the final maturity relative to other maturities, the more likely the issue is to be treated as a note).

          -- Source of payment (the more the issue depends on the market for its refinancing, the more likely it is to be treated as a note).

        The note rating symbols and definitions are as follows:

    SP-1 Strong capacity to pay principal and interest. Issues determined to possess very strong characteristics are a plus
                (+) designation.

    SP-2 Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

    SP-3        Speculative capacity to pay principal and interest.

     3.  COMMERCIAL PAPER

          A S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market.

          Ratings are graded into several categories, ranging from 'A-1' for the highest-quality obligations to 'D' for the lowest. These categories are as follows:

    A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

    A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated 'A-1'.

    A-3 Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

    B Issues rated 'B' are regarded as having only speculative capacity for timely payment.

    C This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

    D Debt rated 'D' is in payment default. The 'D' rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

     A commercial paper rating is not a recommendation to purchase or sell a security. The ratings are based on current information furnished to S&P by the issuer or obtained by S&P from other sources it considers reliable. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of, such information.

     4.  TAX-EXEMPT DUAL RATINGS

          S&P assigns "dual" ratings to all debt issues that have a put option or demand feature as part of their structure.

          The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols for the put option (for example, 'AAA/A-1+'). With short-term demand debt, S&P's note rating symbols are used with the commercial paper rating symbols (for example, 'SP-1+/A-1+').

  MOODY'S INVESTORS SERVICE--A brief description of the applicable Moody's Investors Service ("Moody's") rating symbols and their meanings (as published by Moody's) follows:

     1.  LONG-TERM MUNICIPAL BONDS

    AAA Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

    AA Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

    A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

    BAA Bonds which are rated Baa are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

    BA Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured.
                Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

    B Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

    CAA Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

    CA Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

    C Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

    CON (..) Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally and designated with the prefix "Con" followed by the rating in parentheses. These are bonds secured by:
                (a) earnings of projects under construction, (b) earnings of projects unseasoned in operating experience, (c) rentals that begin when facilities are completed, or (d) payments to which some other limiting condition attaches the parenthetical rating denotes the probable credit stature upon completion of construction or elimination of the basis of the condition.

    (P) (..) When applied to forward delivery bonds, indicates that the rating is provisional pending the delivery of the bonds. The rating may be revised prior to delivery if changes occur in the legal documents or the underlying credit quality of the bonds.

    NOTE: Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from AA to B. The modifier 1 indicates that the company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the company ranks in the lower end of its generic rating category.



     2.  SHORT-TERM EXEMPT NOTES

          Moody's ratings for state and municipal short-term obligations will be designated Moody's Investment Grade or (MIG). Such ratings recognize the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower and short-term cyclical elements are critical in short-term ratings, while other factors of major importance in bond risk, long-term secular trends for example, may be less important over the short run. A short-term rating may also be assigned on an issue having a demand feature-variable rate demand obligation. Such ratings will be designated as VMIG, SG or, if the demand feature is not rated, as NR.

          Moody's short-term ratings are designated Moody's Investment Grade as MIG 1 or VMIG 1 through MIG 4 or VMIG 4. As the name implies, when Moody's assigns a MIG or VMIG rating, all categories define an investment grade situation.

          MIG 1/VMIG 1. This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

          MIG 2/VMIG 2. This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

          MIG 3/VMIG 3. This designation denotes favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

          MIG 4/VMIG 4. This designation denotes adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

          SG. This designation denotes speculative quality. Debt instruments in this category lack margins of protection.

     3.  TAX-EXEMPT COMMERCIAL PAPER


          Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody's makes no representation that such obligations are exempt from registration under the Securities Act of 1933, nor does it represent that any specific note is a valid obligation of a rated issuer or issued in conformity with any applicable law.



          Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:



             Issuers rated Prime-1 (for related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:



               - Leading market positions in well established industries.



               - High rates of return on funds employed.



               - Conservative capitalization structures with moderate reliance on debt and ample asset protection.



               - Broad margins in earning coverage of fixed financial charges and high internal cash generation.



               - Well established access to a range of financial markets and assured sources of alternate liquidity.



             Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.



             Issuers rated Prime-3 (or related supporting institutions) have an acceptable capacity for repayment of short-term promissory obligations. The effects of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.



             Issuers rated Not Prime do not fall within any of the Prime rating categories.

                             TRUSTEES AND OFFICERS



  The tables below list the trustees and officers of the Trust (of which the Fund is a separate series) and other executive officers of the Fund's investment adviser and their principal occupations for the last five years and their affiliations, if any, with VK/AC Holding, Inc. ("VKAC Holding"), Van Kampen American Capital, Inc. ("Van Kampen American Capital" or "VKAC"), Van Kampen American Capital Investment Advisory Corp. ("Advisory Corp."), Van Kampen American Capital Asset Management, Inc. ("Asset Management"), Van Kampen American Capital Distributors, Inc., the distributor of the Fund's shares (the "Distributor") and ACCESS Investors Services Inc., the Fund's transfer agent ("ACCESS"). Advisory Corp. and Asset Management sometimes are referred to herein collectively as the "Advisers". For purposes hereof, the term "Fund Complex" includes each of the open-end investment companies advised by the Advisory Corp. and each of the open-end investment companies advised by the Asset Management (excluding the American Capital Exchange Fund and the Common Sense Trust).



                                    TRUSTEES



                                                            PRINCIPAL OCCUPATIONS OR
          NAME, ADDRESS AND AGE                            EMPLOYMENT IN PAST 5 YEARS
          ---------------------                            --------------------------
J. Miles Branagan.........................  Private investor. Co-founder, and prior to August 1996,
1632 Morning Mountain Road                  Chairman, Chief Executive Officer and President, MDT
Raleigh, NC 27614                           Corporation (now known as Getinge/Castle, Inc., a
Date of Birth: 07/14/32                     subsidiary of Getinge Industrier AB), a company which
                                            develops, manufactures, markets and services medical and
                                            scientific equipment. Trustee of each of the funds in the
                                            Fund Complex.
Linda Hutton Heagy........................  Partner, Ray & Berndtson, Inc. An executive recruiting
Sears Tower                                 and management consulting firm. Formerly, Executive Vice
233 South Wacker Drive                      President of ABN AMRO, N.A., a Dutch bank holding
Suite 4020                                  company. Prior to 1992, Executive Vice President of La
Chicago, IL 60606                           Salle National Bank. Trustee of each of the funds in the
Date of Birth: 06/03/48                     Fund Complex.
R. Craig Kennedy..........................  President and Director, German Marshall Fund of the
11 DuPont Circle, N.W.                      United States. Formerly, advisor to the Dennis Trading
Washington, D.C. 20036                      Group Inc. Prior to 1992, President and Chief Executive
Date of Birth: 02/29/52                     Officer, Director and Member of the Investment Committee
                                            of the Joyce Foundation, a private foundation. Trustee of
                                            each of the funds in the Fund Complex.
Dennis J. McDonnell*......................  President and a Director of VKAC. President, Chief
One Parkview Plaza                          Operating Officer and a Director of the Advisers.
Oakbrook Terrace, IL 60181                  Director or officer of certain other subsidiaries of
Date of Birth: 05/20/42                     VKAC. Prior to November 1996, Executive Vice President
                                            and a Director of VKAC Holding. President and Trustee of
                                            each of the funds in the Fund Complex. President,
                                            Chairman of the Board and Trustee of other investment
                                            companies advised by the Advisers or their affiliates.
Jack E. Nelson............................  President, Nelson Investment Planning Services, Inc., a
423 Country Club Drive                      financial planning company and registered investment
Winter Park, FL 32789                       adviser. President, Nelson Ivest Brokerage Services Inc.,
Date of Birth: 02/13/36                     a member of the National Association of Securities
                                            Dealers, Inc. ("NASD") and Securities Investors
                                            Protection Corp. ("SIPC"). Trustee of each of the funds
                                            in the Fund Complex.
Jerome L. Robinson........................  President, Robinson Technical Products Corporation, a
115 River Road                              manufacturer and processor of welding alloys, supplies
Edgewater, NJ 07020                         and equipment. Director, Pacesetter Software, a software
Date of Birth: 10/10/22                     programming company specializing in white collar
                                            productivity. Director, Panasia Bank. Trustee of each of
                                            the funds in the Fund Complex.

                                                            PRINCIPAL OCCUPATIONS OR
          NAME, ADDRESS AND AGE                            EMPLOYMENT IN PAST 5 YEARS
          ---------------------                            --------------------------
Phillip B. Rooney.........................  Private investor. Director, Illinois Tool Works, Inc., a
348 East Third Street                       manufacturing company; Director, The Servicemaster
Hinsdale, IL 60521                          Company, a business and consumer services company;
Date of Birth: 07/08/44                     Director, Urban Shopping Centers Inc., a retail mall
                                            management company; Director, Stone Container Corp., a
                                            paper manufacturing company. Trustee, University of Notre
                                            Dame. Formerly, President and Chief Executive Officer,
                                            WMX Technologies Inc., an environmental services company,
                                            and prior to that President and Chief Operating Officer,
                                            WMX Technologies Inc. Trustee of each of the funds in the
                                            Fund Complex.
Fernando Sisto............................  Professor Emeritus and, prior to 1995, Dean of the
155 Hickory Lane                            Graduate School, Stevens Institute of Technology.
Closter, NJ 07624                           Director, Dynalysis of Princeton, a firm engaged in
Date of Birth: 08/02/24                     engineering research. Trustee of each of the funds in the
                                            Fund Complex.
Wayne W. Whalen*..........................  Partner in the law firm of Skadden, Arps, Slate, Meagher
333 West Wacker Drive                       & Flom (Illinois), legal counsel to the funds in the Fund
Chicago, IL 60606                           Complex, open-end funds advised by Van Kampen American
Date of Birth: 08/22/39                     Capital Management, Inc. and closed-end funds advised by
                                            Advisory Corp. Trustee of each of the funds in the Fund
                                            Complex, open-end funds advised by Van Kampen Capital
                                            Management, Inc. and closed-end funds advised by Advisory
                                            Corp.


---------------

* Such trustees are "interested persons" (within the meaning of Section 2(a)(19) of the 1940 Act). Mr. McDonnell is an interested person of the Advisers and the Fund by reason of his positions with VKAC and its affiliates. Mr. Whalen is an interested person of the Fund by reason of his firm currently acting as legal counsel to the Fund and is an interested person of Asset Management with respect to certain funds advised by Asset Management by reason of his firm in the past acting as legal counsel to Asset Management.



                                    OFFICERS



  Messrs. Hegel, Nyberg, Wood, Sullivan, Dalmaso, Martin, Wetherell and Hill are located at One Parkview Plaza, Oakbrook Terrace, IL 60181. The Fund's other officers are located at 2800 Post Oak Blvd., Houston, TX 77056.



                                     POSITIONS AND                     PRINCIPAL OCCUPATIONS
        NAME AND AGE               OFFICES WITH FUND                    DURING PAST 5 YEARS
        ------------               -----------------                   ---------------------
Peter W. Hegel..............  Vice President                Executive Vice President of the Advisers.
  Date of Birth: 06/25/56                                   Director of Asset Management. Officer of
                                                            certain other subsidiaries of VKAC. Vice
                                                            President of each of the funds in the Fund
                                                            Complex and certain other investment
                                                            companies advised by the Advisers or their
                                                            affiliates.

Curtis W. Morell............  Vice President and Chief      Senior Vice President of the Advisers, Vice
  Date of Birth: 08/04/46     Accounting Officer            President and Chief Accounting Officer of
                                                            each of the funds in the Fund Complex and
                                                            certain other investment companies advised
                                                            by the Advisers or their affiliates.

                                     POSITIONS AND                     PRINCIPAL OCCUPATIONS
        NAME AND AGE               OFFICES WITH FUND                    DURING PAST 5 YEARS
        ------------               -----------------                   ---------------------
Ronald A. Nyberg............  Vice President and Secretary  Executive Vice President, General Counsel
  Date of Birth: 07/29/53                                   and Secretary of VKAC. Executive Vice
                                                            President, General Counsel, Assistant
                                                            Secretary and a Director of the Advisers
                                                            and the Distributor. Executive Vice
                                                            President, General Counsel and Assistant
                                                            Secretary of ACCESS. Director or officer of
                                                            certain other subsidiaries of VKAC.
                                                            Director of ICI Mutual Insurance Co., a
                                                            provider of insurance to members of the
                                                            Investment Company Institute. Prior to
                                                            November 1996, Executive Vice President,
                                                            General Counsel and Secretary of VKAC
                                                            Holding. Vice President and Secretary of
                                                            each of the funds in the Fund Complex and
                                                            certain other investment companies advised
                                                            by the Advisers or their affiliates.
Don G. Powell                                               Chairman, President, Chief Executive
2800 Post Oak Blvd.                                         Officer and a Director of VKAC. Chairman,
Houston, TX 77056                                           Chief Executive Officer and a Director of
  Date of Birth: 10/19/39                                   the Advisers and the Distributor. Chairman
                                                            and a Director of ACCESS. Director or
                                                            officer of certain other subsidiaries of
                                                            VKAC. Chairman of the Board of Governors
                                                            and the Executive Committee of the
                                                            Investment Company Institute. Prior to
                                                            November, 1996, President, Chief Executive
                                                            Officer and a Director of VKAC Holding.
                                                            President, Chief Executive Officer and a
                                                            Trustee/Director of certain investment
                                                            companies advised by Asset Management and
                                                            prior to July 1996, President, Chief
                                                            Executive Officer and a Trustee of the
                                                            funds in the Fund Complex and closed-end
                                                            investment companies advised by Advisory
                                                            Corp.

Alan T. Sachtleben..........  Vice President                Executive Vice President of the Advisers.
  Date of Birth: 04/20/42                                   Director of Asset Management. Director or
                                                            officer of certain other subsidiaries of
                                                            VKAC. Vice President of each of the funds
                                                            in the Fund Complex and certain other
                                                            investment companies advised by the
                                                            Advisers or their affiliates.

Paul R. Wolkenberg..........  Vice President                Executive Vice President of the VKAC, the
  Date of Birth: 11/10/44                                   Advisers and the Distributor. President,
                                                            Chief Executive Officer and a Director of
                                                            ACCESS. Director or officer of certain
                                                            other subsidiaries of VKAC. Vice President
                                                            of each of the funds in the Fund Complex
                                                            and certain other investment companies
                                                            advised by the Advisers or their
                                                            affiliates.

Edward C. Wood III..........  Vice President and Chief      Senior Vice President of the Advisers. Vice
  Date of Birth: 01/11/56     Financial Officer             President and Chief Financial Officer of
                                                            each of the funds in the Fund Complex and
                                                            certain other investment companies advised
                                                            by the Advisers or their affiliates.

                                     POSITIONS AND                     PRINCIPAL OCCUPATIONS
        NAME AND AGE               OFFICES WITH FUND                    DURING PAST 5 YEARS
        ------------               -----------------                   ---------------------
John L. Sullivan............  Treasurer                     First Vice President of the Advisers.
  Date of Birth: 08/20/55                                   Treasurer of each of the funds in the Fund
                                                            Complex and certain other investment
                                                            companies advised by the Advisers or their
                                                            affiliates.

Tanya M. Loden..............  Controller                    Vice President of the Advisers. Controller
  Date of Birth: 11/19/59                                   of each of the funds in the Fund Complex
                                                            and other investment companies advised by
                                                            the Advisers or the affiliates.

Nicholas Dalmaso............  Assistant Secretary           Assistant Vice President and Senior
  Date of Birth: 03/01/65                                   Attorney of VKAC. Assistant Vice President
                                                            and Assistant Secretary of the Advisers and
                                                            the Distributor. Officer of certain other
                                                            subsidiaries of VKAC. Assistant Secretary
                                                            of each of the funds in the Fund Complex
                                                            and other investment companies advised by
                                                            the Advisers or the affiliates.

Huey P. Falgout, Jr.........  Assistant Secretary           Assistant Vice President and Senior
  Date of Birth: 11/15/63                                   Attorney of VKAC. Assistant Vice President
                                                            and Assistant Secretary of the Advisers,
                                                            the Distributor and ACCESS. Officer of
                                                            certain other subsidiaries of VKAC.
                                                            Assistant Secretary of each of the funds in
                                                            the Fund Complex and other investment
                                                            companies advised by the Advisers or the
                                                            affiliates.

Scott E. Martin.............  Assistant Secretary           Senior Vice President, Deputy General
  Date of Birth: 08/20/56                                   Counsel and Assistant Secretary of VKAC.
                                                            Senior Vice President, Deputy General
                                                            Counsel and Secretary of the Advisers, the
                                                            Distributor and ACCESS. Officer of certain
                                                            other subsidiaries of VKAC. Prior to
                                                            November 1996, Senior Vice President,
                                                            Deputy General Counsel and Assistant
                                                            Secretary of VKAC Holding. Assistant
                                                            Secretary of each of the funds in the Fund
                                                            Complex and other investment companies
                                                            advised by the Advisers or the affiliates.

Weston B. Wetherell.........  Assistant Secretary           Vice President, Associate General Counsel
  Date of Birth: 06/15/56                                   and Assistant Secretary of VKAC, the
                                                            Advisers and the Distributor. Officer of
                                                            certain other subsidiaries of VKAC.
                                                            Assistant Secretary of each of the funds in
                                                            the Fund Complex and other investment
                                                            companies advised by the Advisers or the
                                                            affiliates.

Steven M. Hill..............  Assistant Treasurer           Assistant Vice President of the Advisers.
  Date of Birth: 10/16/64                                   Assistant Treasurer of each of the funds in
                                                            the Fund Complex and other investment
                                                            companies advised by the Advisers or the
                                                            affiliates.

M. Robert Sullivan..........  Assistant Controller          Assistant Vice President of the Advisers.
  Date of Birth: 03/30/33                                   Assistant Controller of each of the funds
                                                            in the Fund Complex and other investment
                                                            companies advised by the Advisers or the
                                                            affiliates.

  Each of the trustees holds the same position with each of the funds in the Fund Complex. As of December 31, 1996, there were 51 funds in the Fund Complex. Each trustee who is not an affiliated person of VKAC, the Advisers, the Distributor, ACCESS or Morgan Stanley (each a "Non-Affiliated Trustee") is compensated by an annual retainer and meeting fees for services to the funds in the Fund Complex. Each fund in the Fund Complex provides a deferred compensation plan to its Non-Affiliated Trustees that allows trustees to defer receipt of their compensation and earn a return on such deferred amounts based upon the return of the common shares of the funds in the Fund Complex as more fully described below. Each fund in the Fund Complex also provides a retirement plan to its Non-Affiliated Trustees that provides Non-Affiliated Trustees with compensation after retirement, provided that certain eligibility requirements are met as more fully described below.



  The compensation of each Non-Affiliated Trustee from each fund in the Fund Complex advised by Advisory Corp. (each a "VK Fund" and collectively the "VK Funds") includes an annual retainer in an amount equal to $2,500 per calendar year, due in four quarterly installments on the first business day of each calendar quarter. Each Non-Affiliated Trustee receives a per meeting fee from each VK Fund in the amount of $125 per regular quarterly meeting attended by the Non-Affiliated Trustee, due on the date of such meeting, plus reasonable expenses incurred by the Non-Affiliated Trustee in connection with his or her services as a trustee. Each Non-Affiliated Trustee receives a per meeting fee from each VK Fund in the amount of $125 per special meeting attended by the Non-Affiliated Trustee, due on the date of such meeting, plus reasonable expenses incurred by the Non-Affiliated Trustee in connection with his or her services as a trustee, provided that no compensation will be paid in connection with certain telephonic special meetings.



  The compensation of each Non-Affiliated Trustee from the funds in the Fund Complex advised by Asset Management (each an "AC Fund" or collectively the "AC Funds") includes an annual retainer in an amount equal to $35,000 per calendar year, due in four quarterly installments on the first business day of each calendar quarter. The AC Funds pay each Non-Affiliated Trustee a per meeting fee in the amount of $2,000 per regular quarterly meeting attended by the Non-Affiliated Trustee, due on the date of such meeting, plus reasonable expenses incurred by the Non-Affiliated Trustee in connection with his or her services as a trustee. Payment of the annual retainer and the regular meeting fee is allocated among the AC Funds (i) 50% on the basis of the relative net assets of each AC Fund to the aggregate net assets of all the AC Funds and (ii) 50% equally to each AC Fund, in each case as of the last business day of the preceding calendar quarter. Each AC Fund which is the subject of a special meeting of the trustees generally pays each Non-Affiliated Trustee a per meeting fee in the amount of $125 per special meeting attended by the Non-Affiliated Trustee, due on the date of such meeting, plus reasonable expenses incurred by the Non-Affiliated Trustee in connection with his or her services as a trustee, provided that no compensation will be paid in connection with certain telephonic special meetings.



  The trustees approved an aggregate compensation cap with respect to funds in the Fund Complex of $84,000 per Non-Affiliated Trustee per year (excluding any retirement benefits) for the period July 22, 1995 through December 31, 1996, subject to the net assets and the number of funds in the Fund Complex as of July 21, 1995 and certain other exceptions. For the calendar year ended December 31, 1996, certain trustees received aggregate compensation from the funds in the Fund Complex over $84,000 due to compensation received but not subject to the cap, including compensation from new funds added to the Fund Complex after July 22, 1995 and certain special meetings in 1996. In addition, each of Advisory Corp. or Asset Management, as the case may be, agreed to reimburse each fund in the Fund Complex through December 31, 1996 for any increase in the aggregate trustee's compensation over the aggregate compensation paid by such fund in its 1994 fiscal year, provided that if a fund did not exist for the entire 1994 fiscal year appropriate adjustments will be made.



  Each Non-Affiliated Trustee generally can elect to defer receipt of all or a portion of the compensation earned by such Non-Affiliated Trustee until retirement. Amounts deferred are retained by the Fund and earn a rate of return determined by reference to the return on the common shares of such Fund or other funds in the Fund Complex as selected by the respective Non-Affiliated Trustee, with the same economic effect as if such Non-Affiliated Trustee had invested in one or more funds in the Fund Complex. To the extent permitted by the 1940 Act, the Fund may invest in securities of those funds selected by the Non-Affiliated Trustees in order to match the deferred compensation obligation. The deferred compensation plan is not funded and obligations thereunder represent general unsecured claims against the general assets of the Fund.



  Each fund in the Fund Complex has adopted a retirement plan. Under the Fund's retirement plan, a Non-Affiliated Trustee who is receiving trustee's compensation from the Fund prior to such Non-Affiliated Trustee's retirement, has at least 10 years of service (including years of service prior to adoption of the retirement plan) and retires at or after attaining the age of 60, is eligible to receive a retirement benefit equal to $2,500 per year for each of the ten years following such trustee's retirement from the Fund. Trustees retiring prior to the age of 60 or with fewer than 10 years but more than 5 years of service may receive reduced retirement benefits from the Fund. Each trustee has served as a member of the Board of Trustees since he or she was first appointed or elected in the year set forth below. The retirement plan contains a Fund Complex retirement benefit cap of $60,000 per year. Asset Management has reimbursed each AC Fund for the expenses related to the retirement plan through December 31, 1996.



  Additional information regarding compensation and benefits for trustees is set forth below. As indicated in the notes accompanying the table, the amounts relate to either the Trust's most recently completed fiscal year or the Fund Complex' most recently completed calendar year ended December 31, 1996.



                            1996 COMPENSATION TABLE



                                                                                                            TOTAL
                                                                                                        COMPENSATION
                                                             PENSION OR          ESTIMATED MAXIMUM     BEFORE DEFERRAL
                              AGGREGATE COMPENSATION     RETIREMENT BENEFITS      ANNUAL BENEFITS         FROM FUND
                             BEFORE DEFERRAL FROM THE    ACCRUED AS PART OF     FROM THE TRUST UPON     COMPLEX PAID
          NAME(1)                    TRUST(2)                EXPENSES(3)           RETIREMENT(4)        TO TRUSTEE(5)
          -------            ------------------------    -------------------    -------------------    ---------------
J. Miles Branagan*                    $20,000                  $ 4,229                 $20,000            $104,875
Philip P. Gaughan                       3,750                    7,529                   6,750              16,875
Linda Hutton Heagy*                    20,000                      490                  20,000             104,875
Dr. Roger Hilsman                      20,000                        0                       0             103,750
R. Craig Kennedy*                      20,000                      380                  20,000             104,875
Donald C. Miller                       20,000                   13,241                   9,250             104,875
Jack E. Nelson*                        20,000                    2,636                  20,000              97,875
David Rees                              4,750                        0                       0              22,000
Jerome L. Robinson*                    20,000                   11,665                   7,250             101,625
Lawrence J. Sheehan                     4,750                        0                       0              22,000
Dr. Fernando Sisto*                    20,000                    7,056                  12,000             104,875
Wayne W. Whalen*                       20,000                    1,834                  20,000             104,875
William S. Woodside                    20,000                        0                       0             104,875


---------------

* Currently a member of the Board of Trustees. Mr. Phillip B. Rooney also is a current member of the Board of Trustees but is not included in the compensation table because he did not serve on the Board of Trustees or receive any compensation from the Trust prior to April 14, 1997. Messrs. McDonnell and Powell, also trustees of the Trust during all or a portion of the Trust's last fiscal year, are not included in the compensation table because they are affiliated persons of the Advisers and are not eligible for compensation or retirement benefits from the Trust.



(1) Persons not designated by an asterisk are not currently members of the Board of Trustees, but were members of the Board of Trustees during the Trust's most recently completed fiscal year. Messrs. Gaughan and Rees retired from the Board of Trustees on January 26, 1996 and January 29, 1996, respectively. Mr. Sheehan was removed from the Board of Trustees effective January 29, 1996. Messrs. Hilsman, Miller and Woodside retired from the Board of Trustees on December 31, 1996.



(2) The amounts shown in this column represent the aggregate compensation before deferral from all eight series of the Trust, including the Fund, with respect to the Trust's fiscal year ended December 31, 1996.

    The detail of aggregate compensation before deferral for each series, including the Fund, are shown in Table A below. Certain trustees deferred compensation from the Trust during the fiscal year ended December 31, 1996; the aggregate compensation deferred from all eight series of the Trust, including the Fund, is as follows: Mr. Branagan, $5,750; Mr. Gaughan, $3,750; Ms. Heagy, $15,000; Mr. Kennedy, $9,500; Mr. Miller, $20,000; Mr.
    Nelson, $20,000; Mr. Robinson, $18,000; and Mr. Whalen, $19,625. The details of amounts deferred for each series, including the Fund, are shown in Table B below. Amounts deferred are retained by the respective fund and earn a rate of return determined by reference to either the return on the common shares of such fund or other funds in the Fund Complex as selected by the respective Non-Affiliated Trustee, with the same economic effect as if such Non-Affiliated Trustee had invested in one or more funds in the Fund Complex. To the extent permitted by the 1940 Act, each fund may invest in securities of those funds selected by the Non-Affiliated Trustees in order to match the deferred compensation obligation. The cumulative deferred compensation (including interest) accrued with respect to each trustee from all eight series of the Trust, including the Fund, as of the Trust's fiscal year ended December 31, 1996 is as follows: Mr. Branagan, $5,678; Mr. Gaughan, $20,094; Ms. Heagy, $20,472; Mr. Kennedy, $47,294; Mr. Miller, $55,827; Mr. Nelson, $57,771; Mr. Robinson, $54,847; and Mr. Whalen,
    $49,269. The details of cumulative deferred compensation (including interest) for each series, including the Fund, are shown in Table C below. The deferred compensation plan is described above the Compensation Table.



(3) The amounts shown in this column represent the retirement benefits accrued by all eight series of the Trust, including the Fund, with respect to the Trust's fiscal year ended December 31, 1996. The details of retirement benefits accrued for each series, including the Fund, are shown in Table D below. The retirement plan is described above the Compensation Table.



(4) This is the estimated maximum annual benefits payable by the Trust in each year of the 10-year period commencing in the year of such trustee's retirement from the Trust. The estimated maximum annual benefit, except for trustees who have retired or are near retirement, is based upon $2,500 per series assuming: the trustee has 10 or more years of service on the Board of Trustees (including years of service prior to the adoption of the retirement plan) and retires at or after attaining the age of 60. Trustees retiring prior to the age of 60 or with fewer than 10 years of service for a series of the Trust may receive reduced retirement benefits from such series. The actual annual benefit may be less if the trustee is subject to the Fund Complex retirement benefit cap or if the trustee is not fully vested at the time of retirement. Each Non-Affiliated Trustee of the Board of Trustees has served as a member of the Board of Trustees since he or she was first appointed or elected in the year set forth in Table E below.



(5) The amounts shown in this column represent the aggregate compensation paid by all 51 of the investment companies in the Fund Complex as of December 31, 1996 before deferral by the trustees under the deferred compensation plan. Certain trustees deferred all or a portion of their aggregate compensation from the Fund Complex during the calendar year ended December 31, 1996. The deferred compensation earns a rate of return determined by reference to the return on the shares of the funds in the Fund Complex as selected by the respective Non-Affiliated Trustee, with the same economic effect as if such Non-Affiliated Trustee had invested in one or more funds in the Fund Complex. To the extent permitted by the 1940 Act, the Fund may invest in securities of those investment companies selected by the Non-Affiliated Trustees in order to match the deferred compensation obligation. The trustees' Fund Complex compensation cap covered the period July 22, 1995 through December 31, 1996. For the calendar year ended December 31, 1996, certain trustees received compensation over $84,000 in the aggregate due to compensation received but not subject to the cap, including compensation from new funds added to the Fund Complex after July 22, 1995 and certain special meetings in 1996. The Advisers and their affiliates also serve as investment adviser for other investment companies; however, with the exception of Messrs. McDonnell, Powell and Whalen, the trustees were not trustees of such investment companies. Combining the Fund Complex with other investment companies advised by the Advisers and their affiliates, Mr. Whalen received Total Compensation of $243,375 during the calendar year ended December 31, 1996.



  As of April 4, 1997, the trustees and officers of the Fund as a group owned less than 1% of the shares of the Fund.

                                                                         TABLE A


           1996 AGGREGATE COMPENSATION FROM THE TRUST AND EACH SERIES


                                                                               TRUSTEE
                                   FISCAL    ----------------------------------------------------------------------------
       FUND NAME                  YEAR-END   BRANAGAN   GAUGHAN   HEAGY    HILSMAN   KENNEDY   MILLER    NELSON     REES
       ---------                  --------   --------   -------   -----    -------   -------   ------    ------     ----
 Insured Tax Free Income Fund....  12/31     $ 3,125    $  625    $3,125   $3,125    $3,125    $ 3,125   $ 3,125   $  750
 Tax Free High Income Fund.......  12/31       3,125       625     3,125    3,125     3,125      3,125     3,125      750
 California Insured Tax Free
   Income Fund...................  12/31       3,125       625     3,125    3,125     3,125      3,125     3,125      750
 Municipal Income Fund...........  12/31       3,125       625     3,125    3,125     3,125      3,125     3,125      750
 Intermediate Term Municipal
   Income Fund...................  12/31       3,125       625     3,125    3,125     3,125      3,125     3,125      750
 Florida Insured Tax Free Income
   Fund..........................  12/31       3,125       625     3,125    3,125     3,125      3,125     3,125      750
 New Jersey Tax Free Income
   Fund..........................  12/31         625         0       625      625       625        625       625      125
 New York Tax Free Income Fund...  12/31         625         0       625      625       625        625       625      125
   Trust Total...................             20,000     3,750    20,000   20,000    20,000     20,000    20,000    4,750

                                                       TRUSTEE
                                   ------------------------------------------------
       FUND NAME                   ROBINSON   SHEEHAN   SISTO    WHALEN    WOODSIDE
       ---------                   --------   -------   -----    ------    --------
 Insured Tax Free Income Fund....   $3,125    $  750    $3,125   $ 3,125    $3,125
 Tax Free High Income Fund.......    3,125       750     3,125     3,125     3,125
 California Insured Tax Free
   Income Fund...................    3,125       750     3,125     3,125     3,125
 Municipal Income Fund...........    3,125       750     3,125     3,125     3,125
 Intermediate Term Municipal
   Income Fund...................    3,125       750     3,125     3,125     3,125
 Florida Insured Tax Free Income
   Fund..........................    3,125       750     3,125     3,125     3,125
 New Jersey Tax Free Income
   Fund..........................      625       125       625       625       625
 New York Tax Free Income Fund...      625       125       625       625       625
   Trust Total...................   20,000     4,750    20,000    20,000    20,000



                                                                         TABLE B



      1996 AGGREGATE COMPENSATION DEFERRED FROM THE TRUST AND EACH SERIES


                                                                                     TRUSTEE
                                     FISCAL    -----------------------------------------------------------------------------------
     FUND NAME                      YEAR-END   BRANAGAN   GAUGHAN   HEAGY    HILSMAN   KENNEDY   MILLER   NELSON   REES   ROBINSON
     ---------                      --------   --------   -------   -----    -------   -------   ------   ------   ----   --------
 Insured Tax Free Income Fund.....   12/31      $  875    $  625    $2,500     $0      $1,500    $3,125   $3,125    $0     $3,125
 Tax Free High Income Fund........   12/31         875       625     2,500      0       1,500     3,125    3,125     0      3,125
 California Insured Tax Free
   Income Fund....................   12/31         875       625     2,500      0       1,500     3,125    3,125     0      1,500
 Municipal Income Fund............   12/31         875       625     2,500      0       1,500     3,125    3,125     0      3,125
 Intermediate Term Municipal
   Income Fund....................   12/31         875       625     2,500      0       1,500     3,125    3,125     0      3,125
 Florida Insured Tax Free Income
   Fund...........................   12/31         875       625     2,500      0       1,500     3,125    3,125     0      3,125
 New Jersey Tax Free Income
   Fund...........................   12/31         250         0         0      0         250       625      625     0        625
 New York Tax Free Income Fund....   12/31         250         0         0      0         250       625      625     0        250
   Trust Total....................               5,750     3,750    15,000      0       9,500    20,000   20,000     0     18,000

                                                  TRUSTEE
                                    -----------------------------------
     FUND NAME                      SHEEHAN   SISTO   WHALEN   WOODSIDE
     ---------                      -------   -----   ------   --------
 Insured Tax Free Income Fund.....    $0       $0     $3,125      $0
 Tax Free High Income Fund........     0        0      3,125       0
 California Insured Tax Free
   Income Fund....................     0        0      3,125       0
 Municipal Income Fund............     0        0      3,125       0
 Intermediate Term Municipal
   Income Fund....................     0        0      3,125       0
 Florida Insured Tax Free Income
   Fund...........................     0        0      3,125       0
 New Jersey Tax Free Income
   Fund...........................     0        0        625       0
 New York Tax Free Income Fund....     0        0        250       0
   Trust Total....................     0        0     19,625       0



                                                                         TABLE C



        CUMULATIVE COMPENSATION DEFERRED (PLUS INTEREST) FROM THE TRUST


                                AND EACH SERIES


                                                                                    TRUSTEE
                                    FISCAL    -----------------------------------------------------------------------------------
     FUND NAME                     YEAR-END   BRANAGAN   GAUGHAN   HEAGY    HILSMAN   KENNEDY   MILLER   NELSON   REES   ROBINSON
     ---------                     --------   --------   -------   -----    -------   -------   ------   ------   ----   --------
 Insured Tax Free Income Fund.....  12/31      $  864    $3,486    $3,412     $0      $7,792    $9,083   $9,476    $0     $8,925
 Tax Free High Income Fund........  12/31         864     3,486     3,412      0       7,792     9,083    9,476     0      8,925
 California Insured Tax Free
   Income Fund....................  12/31         864     3,486     3,412      0       7,792     9,083    9,476     0      8,925
 Municipal Income Fund............  12/31         864     3,486     3,412      0       7,792     9,083    9,083     0      8,925
 Intermediate Term Municipal
   Income Fund....................  12/31         864     3,486     3,412      0       7,792     9,083    9,476     0      8,925
 Florida Insured Tax Free Income
   Fund...........................  12/31         864     1,628     3,412      0       4,228     5,766    5,912     0      5,648
 New Jersey Tax Free Income
   Fund...........................  12/31         247       518         0      0       2,053     2,323    2,436     0      2,287
 New York Tax Free Income Fund....  12/31         247       518         0      0       2,053     2,323    2,436     0      2,287
   Trust Total....................              5,678    20,094    20,472      0      47,294    55,827   57,771     0     54,847

                                                  TRUSTEE
                                    -----------------------------------
     FUND NAME                      SHEEHAN   SISTO   WHALEN   WOODSIDE
     ---------                      -------   -----   ------   --------
 Insured Tax Free Income Fund.....    $0       $0     $7,967      $0
 Tax Free High Income Fund........     0        0      7,967       0
 California Insured Tax Free
   Income Fund....................     0        0      7,967       0
 Municipal Income Fund............     0        0      7,967       0
 Intermediate Term Municipal
   Income Fund....................     0        0      7,967       0
 Florida Insured Tax Free Income
   Fund...........................     0        0      5,486       0
 New Jersey Tax Free Income
   Fund...........................     0        0      1,974       0
 New York Tax Free Income Fund....     0        0      1,974       0
   Trust Total....................     0        0     49,269       0



                                                                         TABLE D



       1996 RETIREMENT BENEFITS ACCRUED AS PART OF EXPENSES FOR THE TRUST


                                AND EACH SERIES


                                                                                TRUSTEE
                                     FISCAL    --------------------------------------------------------------------------
      FUND NAME                     YEAR-END   BRANAGAN   GAUGHAN   HEAGY   HILSMAN   KENNEDY   MILLER   NELSON    REES
      ---------                     --------   --------   -------   -----   -------   -------   ------   ------    ----
 Insured Tax Free Income Fund.....   12/31         499     2,086      56          0      48      3,503      394         0
 Tax Free High Income Fund........   12/31         499     2,039      56          0      48      3,532      383         0
 California Insured Tax Free
   Income Fund....................   12/31         499     1,950      56          0      47      3,440      373         0
 Municipal Income Fund............   12/31         499     1,454      56          0      46      2,766      315         0
 Intermediate Term Municipal
   Income Fund....................   12/31         499         0      56          0      41          0      259         0
 Florida Insured Tax Free Income
   Fund...........................   12/31         578         0      70          0      50          0      304         0
 New Jersey Tax Free Income
   Fund...........................   12/31         578         0      70          0      50          0      304         0
 New York Tax Free Income Fund....   12/31         578         0      70          0      50          0      304         0
   Trust Total....................               4,229     7,529     490          0     380     13,241    2,636         0

                                                        TRUSTEE
                                    -----------------------------------------------
      FUND NAME                     ROBINSON   SHEEHAN   SISTO    WHALEN   WOODSIDE
      ---------                     --------   -------   -----    ------   --------
 Insured Tax Free Income Fund.....    2,490         0       861     283          0
 Tax Free High Income Fund........    2,472         0       861     272          0
 California Insured Tax Free
   Income Fund....................    2,439         0       861     265          0
 Municipal Income Fund............    2,346         0       861     219          0
 Intermediate Term Municipal
   Income Fund....................    1,918         0       861     177          0
 Florida Insured Tax Free Income
   Fund...........................        0         0       917     206          0
 New Jersey Tax Free Income
   Fund...........................        0         0       917     206          0
 New York Tax Free Income Fund....        0         0       917     206          0
   Trust Total....................   11,665         0     7,056   1,834          0

                                                                         TABLE E



          YEAR OF ELECTION OR APPOINTMENT TO EACH SERIES OF THE TRUST



                                                                                         TRUSTEE
                                                        -------------------------------------------------------------------------
FUND NAME                                               BRANAGAN   HEAGY    KENNEDY   NELSON   ROONEY   ROBINSON   SISTO   WHALEN
---------                                               --------   -----    -------   ------   ------   --------   -----   ------
  Insured Tax Free Income Fund.........................   1995      1995     1993      1984     1997      1992     1995     1984
  Tax Free High Income Fund............................   1995      1995     1993      1985     1997      1992     1995     1985
  California Insured Tax Free Income Fund..............   1995      1995     1993      1985     1997      1992     1995     1985
  Municipal Income Fund................................   1995      1995     1993      1990     1997      1992     1995     1990
  Intermediate Term Municipal Income Fund..............   1995      1995     1993      1993     1997      1993     1995     1993
  Florida Insured Tax Free Income Fund.................   1995      1995     1994      1994     1997      1994     1995     1994
  New Jersey Tax Free Income Fund......................   1995      1995     1994      1994     1997      1994     1995     1994
  New York Tax Free Income Fund........................   1995      1995     1994      1994     1997      1994     1995     1994



  As of April 4, 1997, no person was known by the Fund to own beneficially or to hold of record as much as 5% of the Outstanding Class A Shares, Class B Shares or Class C Shares of the Fund, except as follows:



                                                                AMOUNT OF
                                                                OWNERSHIP
                                                                   OF         CLASS OF    PERCENTAGE
                 NAME AND ADDRESS OF HOLDER                   APRIL 4, 1997    SHARES    OF OWNERSHIP
                 --------------------------                   -------------   --------   ------------
MLPF&S for the Sole Benefit of its Customers................     52,185          C          6.36%
ATTN Fund Administration
4800 Deer Lake Dr E FL 3
Jacksonville, FL 32246-6484
Hill & Wilkinson Inc........................................     42,353          C          5.16%
11969 Plano Rd Ste 190
Dallas, TX 75243-5486



                     INVESTMENT ADVISORY AND OTHER SERVICES



  The Adviser is the Fund's investment adviser. The Adviser was incorporated as a Delaware corporation in 1982 (and through December 31, 1987 transacted business under the name of American Portfolio Advisory Service Inc.).



  The Adviser is a wholly-owned subsidiary of Van Kampen American Capital, Inc. ("VKAC"), which is a wholly-owned subsidiary of VK/AC Holding, Inc. VK/AC Holding, Inc. is a wholly-owned subsidiary of MSAM Holdings II, Inc. which, in turn, is a wholly-owned subsidiary of Morgan Stanley Group Inc. The principal office of the Fund, the Adviser, the Distributor and VKAC is located at One Parkview Plaza, Oakbrook Terrace, Illinois 60181.



  Morgan Stanley Group Inc. and various of its directly or indirectly owned subsidiaries, including Morgan Stanley & Co. Incorporated, a registered broker-dealer and investment adviser, and Morgan Stanley International, are engaged in a wide range of financial services. Their principal businesses include securities underwriting, distribution and trading; merger, acquisition, restructuring and other corporate finance advisory activities; merchant banking; stock brokerage and research services; asset management; trading of futures, options, foreign exchange, commodities and swaps (involving foreign exchange, commodities, indices and interest rates); real estate advice, financing and investing; and global custody, securities clearance services and securities lending.



  On February 5, 1997, Morgan Stanley Group Inc. and Dean Witter, Discover & Co. announced that they had entered into an Agreement and Plan of Merger to form Morgan Stanley, Dean Witter, Discover & Co. Subject to certain conditions being met, it is currently anticipated that the transaction will close in mid-1997. Thereafter, Van Kampen American Capital Asset Management, Inc. will be an indirect subsidiary of Morgan Stanley, Dean Witter, Discover & Co.

  Dean Witter, Discover & Co. is a financial services company with three major businesses; full service brokerage, credit services and asset management.



  The investment advisory agreement provides that the Adviser will supply investment research and portfolio management, including the selection of securities for the Fund to purchase. The Adviser also administers the business affairs of the Fund, furnishes offices, necessary facilities and equipment, provides administrative services, and permits its officers and employees to serve without compensation as officers of the Fund and trustees of the Trust if duly elected to such positions.


  The agreement provides that the Adviser shall not be liable for any error of judgment or of law, or for any loss suffered by the Fund in connection with the matters to which the agreement relates, except a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of the Adviser in the performance of its obligations and duties, or by reason of its reckless disregard of its obligations and duties under the agreement.

  The Adviser's activities are subject to the review and supervision of the Board of Trustees of the Trust, of which the Fund is a series, to whom the Adviser renders periodic reports of the Fund's investment activities.

  The investment advisory agreement for the Fund will continue in effect from year to year if specifically approved by the Trustees of the Trust, of which the Fund is a separate series (or by the Fund's shareholders), and by the disinterested trustees in compliance with the requirements of the 1940 Act. The agreement may be terminated without penalty upon 60 days' written notice by either party thereto and will automatically terminate in the event of assignment.

  The investment advisory agreement specifies that the Adviser will reimburse the Fund for annual expenses of the Fund which exceed the most stringent limit prescribed by any state in which the Fund's shares are offered for sale. Currently, the most stringent limit in any state would require such reimbursement to the extent that aggregate operating expenses of the Fund (excluding interest, taxes and other expenses which may be excludable under applicable state law) exceed in any fiscal year 2 1/2% of the average annual net assets of the Fund up to $30 million, 2% of the average annual net assets of the Fund of the next $70 million, and 1 1/2% of the remaining average annual net assets of the Fund. In addition to making any required reimbursements, the Adviser may in its discretion, but is not obligated to, waive all or any portion of its fee or assume all or any portion of the expenses of the Fund.


  For the years ended December 31, 1996, 1995 and 1994, the Fund paid advisory expenses of $4,825,272, $3,765,225 and $3,475,616, respectively.


OTHER AGREEMENTS


  ACCOUNTING SERVICES AGREEMENT. The Fund has entered into an accounting services agreement pursuant to which the Adviser provides accounting services supplementary to those provided by the Custodian. Such services are expected to enable the Fund to more closely monitor and maintain its accounts and records. The Fund shares together with the other Van Kampen American Capital mutual funds in the cost of providing such services, with 25% of such costs shared proportionately based on the number of outstanding classes of securities per fund and with the remaining 75 percent of such cost being paid by the Fund and such other Van Kampen American Capital funds based proportionally on their respective net assets.



  For the years ended December 31, 1996, 1995 and 1994, the Fund paid expenses of approximately $80,200, $51,800 and $18,250, respectively, representing the Adviser's cost of providing accounting services.



  LEGAL SERVICES AGREEMENT. The Fund and each of the other Van Kampen American Capital funds advised by the Adviser and distributed by the Distributor have entered into Legal Services Agreements pursuant to which Van Kampen American Capital provides legal services, including without limitation: accurate maintenance of the funds' minute books and records, preparation and oversight of the funds' regulatory reports, and other information provided to shareholders, as well as responding to day-to-day legal issues on behalf of the funds. Payment by the Fund for such services is made on a cost basis for the salary and salary related benefits, including but not limited to bonuses, group insurances and other regular wages for the employment of personnel, as well as overhead and the expenses related to the office space and the equipment necessary to render the legal services. Other funds distributed by the Distributor also receive legal services from Van Kampen American Capital. Of the total costs for legal services provided to funds distributed by the Distributor, one half of such costs are allocated equally to each fund and the remaining one half of such costs are allocated to specific funds based on monthly time records.


  For the years ended December 31, 1996, 1995 and 1994, the Fund paid expenses of approximately $27,900, $30,700 and $21,950, respectively, representing Van Kampen American Capital's cost of providing legal services.



                     CUSTODIAN AND INDEPENDENT ACCOUNTANTS


  State Street Bank and Trust Company, 225 Franklin Street, P.O. Box 1713, Boston, MA 02105-1713, is the custodian of the Fund and has custody of all securities and cash of the Fund. The custodian, among other things, attends to the collection of principal and income, and payment for and collection of proceeds of securities bought and sold by the Fund.


  The independent accountants for the Fund are KPMG Peat Marwick LLP, Chicago, Illinois. The selection of independent accountants will be subject to ratification by the shareholders of the Fund at any annual meeting of shareholders.


                PORTFOLIO TRANSACTIONS AND BROKERAGE ALLOCATION

  The Adviser will place orders for portfolio transactions for the Fund with broker-dealer firms giving consideration to the quality, quantity and nature of each firm's professional services. These services include execution, clearance procedures, wire service quotations and statistical and other research information provided to the Fund, or the Adviser, including quotations necessary to determine the value of the Fund's net assets. Any research benefits derived are available for all clients of the Adviser. Since statistical and other research information is only supplementary to the research efforts of the Adviser to the Fund and still must be analyzed and reviewed by its staff, the receipt of research information is not expected to materially reduce its expenses.

  If it is believed to be in the best interests of the Fund, the Adviser may place portfolio transactions with brokers who provide the types of research described above, even if it means the Fund will have to pay a higher commission (or, if the broker's profit is part of the cost of the security, will have to pay a higher price for the security), than would be the case if no weight were given to the broker's furnishing of those research services. This will be done, however, only if, in the opinion of the Fund's Adviser, the amount of additional commission or increased cost is reasonable in relation to the value of such services.

  In selecting among the firms believed to meet the criteria for handling a particular transaction, the Adviser may take into consideration that certain firms (i) provide market, statistical or other research information such as that set forth above to the Fund or the Adviser, (ii) have sold or are selling shares of the Fund and (iii) may select firms that are affiliated with the Fund, the Adviser, or its distributor and other principal underwriters.

  If purchases or sales of securities of the Fund and of one or more other investment companies or clients supervised by the Adviser are considered at or about the same time, transactions in such securities will be allocated among the several investment companies and clients in a manner deemed equitable to all by the Adviser, taking into account the respective sizes of the Fund and other investment companies and clients and the amount of securities to be purchased or sold. Although it is possible that in some cases this procedure could have a detrimental effect on the price or volume of the security as far as the Fund is concerned, it is also possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to the Fund.

  While the Adviser will be primarily responsible for the placement of the Fund's business, the policies and practices in this regard must be consistent with the foregoing and will at all times be subject to review by the trustees of the Trust, of which the Fund is a separate series.

  The trustees have adopted certain policies incorporating the standards of Rule 17e-1 issued by the SEC under the 1940 Act which requires that the commissions paid to the Distributor and other affiliates of the Fund must be reasonable and fair compared to the commissions, fees or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities during a comparable period of time. The rule and procedures also contain review requirements and require the Adviser to furnish reports to the trustees and to maintain records in connection with such reviews. After consideration of all factors deemed relevant, the trustees will consider from time to time whether the advisory fee for the Fund will be reduced by all or a portion of the brokerage commission given to affiliated brokers.

  State securities laws may differ from the interpretations of federal law expressed herein, and banks and financial institutions may be required to register as dealers pursuant to state law.

                             TAX STATUS OF THE FUND


  The Trust and any of its series, including the Fund, will be treated as separate corporations for federal income tax purposes. The Fund intends to qualify each year and to elect to be treated as a regulated investment company under the Code. If the Fund so qualifies and distributes each year to its shareholders at least 90% of its net investment income (including tax-exempt interest, taxable income and net short-term capital gain, but not net capital gains, which are the excess of long-term capital gains over net short-term capital losses) in each year, it will not be required to pay federal income taxes on any income distributed to shareholders. The Fund intends to distribute at least the minimum amount of net investment income necessary to satisfy the 90% distribution requirement. The Fund will not be subject to federal income tax on any net capital gains distributed to shareholders.


                                THE DISTRIBUTOR


  The Distributor offers one of the industry's broadest lines of investments -- encompassing mutual funds, closed-end funds and unit investment trusts -- and is currently the nation's 5th largest broker-sold mutual fund group according to Strategic Insight, July 1995. VKAC manages or supervises more than $57 billion in mutual funds, closed-end funds and unit investment trusts -- assets which have been entrusted to VKAC in more than 2 million investor accounts. VKAC has one of the largest research teams (outside of the rating agencies) in the country, with more than 80 analysts devoted to various specializations. Each of our high yield analysts, based either in San Francisco, Chicago, Houston or Boston, has the responsibility to cover a specific region of the country. This regional focus enables each high yield analyst to provide more specialized coverage of the market and alert the portfolio manager to issues of local importance.



  Shares of the Fund are offered on a continuous basis through the Distributor. The Distributor is a wholly owned subsidiary of Van Kampen American Capital, Inc., which is a subsidiary of VK/AC Holding, Inc. MSAM Holdings II, Inc. which, in turn, is a wholly-owned subsidiary of Morgan Stanley Group Inc. The principal office of the Fund, the Adviser, the Distributor and VKAC is located at One Parkview Plaza, Oakbrook Terrace, Illinois 60181.



  Morgan Stanley Group Inc. and various of its directly or indirectly owned subsidiaries, including Morgan Stanley & Co. Incorporated, a registered broker-dealer and investment adviser, and Morgan Stanley International, are engaged in a wide range of financial services. Their principal businesses include securities underwriting, distribution and trading; merger, acquisition, restructuring and other corporate finance advisory activities; merchant banking; stock brokerage and research services; asset management; trading of futures, options, foreign exchange, commodities and swaps (involving foreign exchange, commodities, indices and interest rates); real estate advice, financing and investing; and global custody, securities clearance services and securities lending.



  On February 5, 1997, Morgan Stanley Group Inc. and Dean Witter, Discover & Co. announced that they had entered into an Agreement and Plan of Merger to form Morgan Stanley, Dean Witter, Discover & Co. Subject to certain conditions being met, it is currently anticipated that the transaction will close in mid-1997. Thereafter, Van Kampen American Capital Asset Management, Inc. will be an indirect subsidiary of Morgan Stanley, Dean Witter, Discover & Co.



  Dean Witter, Discover & Co. is a financial services company with three major businesses; full service brokerage, credit services and asset management.

  Pursuant to a distribution agreement, the Distributor will purchase shares of the Fund for resale to the public, either directly or through securities dealers, and is obligated to purchase only those shares for which it has received purchase orders. A discussion of how to purchase and redeem the Fund's shares and how the Fund's shares are priced is contained in the Prospectus.



                         DISTRIBUTION AND SERVICE PLANS


  The Fund has adopted a distribution plan (the "Distribution Plan") with respect to each class of its shares pursuant to Rule 12b-1 under the 1940 Act. The Fund also has adopted a service plan (the "Service Plan") with respect to each class of shares. The Distribution Plan and Service Plan sometimes are referred to herein collectively as the "Plans". The Plans provide that the Fund may spend a portion of the Fund's average daily net assets attributable to each class of shares in connection with distribution of the respective class of shares and in connection with the provision of ongoing services to shareholders of such class, respectively. The Plans are being implemented through an agreement (the "Distribution and Service Agreement") with the Distributor and sub-agreements between the Distributor and members of the NASD who are acting as securities dealers and NASD members or eligible non-members who are acting as brokers or agents and similar agreements between the Fund and financial intermediaries who are acting as brokers (collectively, "Selling Agreements") that may provide for their customers or clients certain services or assistance, which may include, but not be limited to, processing purchase and redemption transactions, establishing and maintaining shareholder accounts regarding the Fund, and such other services as may be agreed to from time to time and as may be permitted by applicable statute, rule or regulation. Brokers, dealers and financial intermediaries that have entered into sub-agreements with the Distributor and sell shares of the Fund are referred to herein as "financial intermediaries."


  Under the Distribution and Service Agreement and the Selling Agreements, financial intermediaries that sold shares prior to July 1, 1987, or prior to the beginning of the calendar quarter in which the Selling Agreement between the Fund and such financial intermediary was approved by the Fund's Board of Trustees (an "Implementation Date") are not eligible to receive compensation pursuant to such Distribution and Service Agreement or Selling Agreement. To the extent that there remain outstanding shares of the Fund that were purchased prior to all Implementation Dates, the percentage of the total average daily net asset value of a class of shares that may be utilized pursuant to the Distribution and Service Agreement will be less than the maximum percentage amount permissible with respect to such class of shares under the Distribution and Service Agreement.


  The Distributor must submit quarterly reports to the Board of Trustees of the Trust, of which the Fund is a series, setting forth separately by class of shares all amounts paid under the Plans and the purposes for which such expenditures were made, together with such other information as from time to time is reasonably requested by the Trustees. The Plans provide that they will continue in full force and effect from year to year so long as such continuance is specifically approved by a vote of the Trustees, and also by a vote of the disinterested Trustees, cast in person at a meeting called for the purpose of voting on the Plans. Each of the Plans may not be amended to increase materially the amount to be spent for the services described therein with respect to either class of shares without approval by a vote of a majority of the outstanding voting shares of such class, and all material amendments to either of the Plans must be approved by the Trustees and also by the disinterested Trustees. Each of the Plans may be terminated with respect to either class of shares at any time by a vote of a majority of the disinterested Trustees or by a vote of a majority of the outstanding voting shares of such class.


  For the fiscal year ended December 31, 1996, the Fund's aggregate expenses under the Plans for Class A shares were $1,990,737 or 0.25% of the Class A shares' average net assets. Such expenses were paid to reimburse the Distributor for payments made to financial intermediaries for servicing Fund shareholders and for administering the Plans. For the fiscal year ended December 31, 1996, the Fund's aggregate expenses under the Plans for Class B shares were $2,084,477 or 1.00% of the Class B shares' average net assets. Such expenses were paid to reimburse the Distributor for the following payments: $1,563,358 for commissions and transaction fees paid to financial intermediaries in respect of sales of Class B shares of the Fund and $521,119 for fees paid to financial intermediaries for servicing Class B shareholders and administering the Plans. For the fiscal year ended December 31, 1996, the Fund's aggregate expenses under the Plans for Class C shares were

$119,847 or 1.00% of the Class C shares' average net assets. Such expenses were paid to reimburse the Distributor for the following payments: $51,203 for commissions and transaction fees paid to financial intermediaries in respect of sales of Class C shares of the Fund and $68,644 for fees paid to financial intermediaries for servicing Class C shareholders and administering the Plans.


                                 LEGAL COUNSEL


  Counsel to the Fund is Skadden, Arps, Slate, Meagher & Flom (Illinois).


                            PERFORMANCE INFORMATION

  From time to time marketing materials may provide a portfolio manager update, an adviser update or discuss general economic conditions and outlooks. The Fund's marketing materials may also show the Fund's asset class diversification, top five sectors, ten largest holdings and other Fund asset structures, such as duration, maturity, coupon, NAV, rating breakdown, AMT exposure and number of issues in the portfolio. Materials may also mention how Van Kampen American Capital believes the Fund compares relative to other Van Kampen American Capital funds. Materials may also discuss the Dalbar Financial Services study from 1984 to 1994 which studied investor cash flow into and out of all types of mutual funds. The ten year study found that investors who bought mutual fund shares and held such shares outperformed investors who bought and sold. The Dalbar study conclusions were consistent regardless of if shareholders purchased their funds in direct or sales force distribution channels. The study showed that investors working with a professional representative have tended over time to earn higher returns than those who invested directly. The Fund will also be marketed on the Internet.

  The Fund's yield quotation is determined on a monthly basis with respect to the immediately preceding 30 day period, and yield is computed by dividing the Fund's net investment income per share of a given class earned during such period by the Fund's maximum offering price (including, with respect to the Class A Shares, the maximum initial sales charge) per share of such class on the last day of such period. The Fund's net investment income per share is determined by taking the interest attributable to a given class of shares earned by the Fund during the period, subtracting the expenses attributable to a given class of shares accrued for the period (net of any reimbursements), and dividing the result by the average daily number of the shares of each class outstanding during the period that were entitled to receive dividends. The yield calculation formula assumes net investment income is earned and reinvested at a constant rate and annualized at the end of a six month period. Yield will be computed separately for each class of shares. Class B Shares redeemed during the first six years after their issuance and Class C Shares redeemed during the first year after their issuance may be subject to a contingent deferred sales charge in a maximum amount equal to 4% and 1%, respectively, of the lesser of the then current net asset value of the shares redeemed or their initial purchase price from the Fund. Yield quotations do not reflect the imposition of a contingent deferred sales charge, and if any such contingent deferred sales charge imposed at the time of redemption were reflected, it would reduce the performance quoted.

  Tax-equivalent yield demonstrates the taxable yield required to produce an after-tax yield equivalent to that of the Fund's yield. The Fund's tax-equivalent yield quotation for a 30 day period as described above is computed by dividing that portion of the yield of the Fund (as computed above) which is tax-exempt by a percentage equal to 100% minus a stated percentage income tax rate and adding the result to that portion of the Fund's yield, if any, that is not tax-exempt.

  The Fund calculates average compounded total return by determining the redemption value (less any applicable contingent deferred sales charge) at the end of specified periods (after adding back all dividends and other distributions made during the period) of a $1,000 investment in a given class of shares of the Fund (less the maximum sales charge, if any) at the beginning of the period, annualizing the increase or decrease over the specified period with respect to such initial investment and expressing the result as a percentage. Average compounded total return will be computed separately for each class of shares.

  Total return figures utilized by the Fund are based on historical performance and are not intended to indicate future performance. Total return and net asset value per share of a given class can be expected to fluctuate over time, and accordingly upon redemption a shareholder's shares may be worth more or less than their original cost.

  The Fund may, in supplemental sales literature, advertise non-standardized total return figures representing the cumulative, non-annualized total return of each class of shares of the Fund from a given date to a subsequent given date. Cumulative total return is calculated by measuring the value of an initial investment in a given class of shares of the Fund at a given time, including or excluding any applicable sales charge as indicated, determining the value of all subsequent reinvested distributions, and dividing the net change in the value of the investment as of the end of the period by the amount of the initial investment and expressing the result as a percentage. Non-standardized total return will be calculated separately for each class of shares. Non-standardized total return calculations do not reflect the imposition of a contingent deferred sales charge, and if any such contingent deferred sales charge with respect to the CDSC imposed at the time of redemption were reflected, it would reduce the performance quoted.

CLASS A SHARES


  The average total return, including payment of maximum sales charge, with respect to the Class A Shares for (i) the one year period ended December 31, 1996 was (.91%); (ii) the 5 year period ended December 31, 1996 was 5.72%; (iii) the approximately six year, five month period from August 1, 1990 (the commencement of investment operations of the Fund) through December 31, 1996 was 7.00%.



  The Fund's yield with respect to the Class A Shares for the 30 day period ending December 30, 1996 (calculated in the manner described in the Prospectus under the heading "Fund Performance") was 4.86%. The tax-equivalent yield with respect to Class A Shares for the 30 day period ending December 30, 1996 (Calculated in the manner described in The Prospectus under the heading "Fund Performance" and assuming a 36% tax rate) was 7.59%. The Fund's current distribution rate with respect to the Class A Shares for the month ending December 31, 1996 (calculated in the manner described in the Prospectus under the heading "Fund Performance") was 5.50%.



  The Fund's cumulative non-standardized total return, including payment of the maximum sales charge, with respect to the Class A Shares from its inception to the end of the current period was 54.39%.



  The Fund's cumulative non-standardized total return, excluding payment of the maximum sales charge, with respect to the Class A Shares from its inception to the end of the current period was 62.08%.


CLASS B SHARES


  The average total return, including payment of the CDSC, with respect to the Class B Shares for (i) the one year period ended December 31, 1996 was (.64%) and (ii) the approximately four year, five month period of August 24, 1992 (commencement of distribution) through December 31, 1996 was 4.98%.



  The Fund's yield with respect to the Class B Shares for the 30 day period ending December 30, 1996 (calculated in the manner described in the Prospectus under the heading "Fund Performance") was 4.34%. The tax-equivalent yield with respect to Class B Shares for the 30 day period ending December 30, 1996 (Calculated in the manner described in The Prospectus under the heading "Fund Performance" and assuming a 36% tax rate) was 6.78%. The Fund's current distribution rate with respect to the Class B Shares for the month ending December 31, 1996 (calculated in the manner described in the Prospectus under the heading "Fund Performance") was 5.03%.



  The Fund's cumulative non-standardized total return, including payment of the CDSC, with respect to the Class B Shares from its inception to the end of the current period was 23.60%.



  The Fund's cumulative non-standardized total return, excluding payment of the CDSC, with respect to the Class B Shares from its inception to the end of the current period was 25.08%.


CLASS C SHARES


  The average total return, including payment of the CDSC, with respect to the Class C Shares for (i) the one year period ended December 31, 1996 was 2.18% and
(ii) the approximately three year, five month period of August 13, 1993 (commencement of distribution) through December 31, 1996 was 3.78%.



  The Fund's yield with respect to the Class C Shares for the 30 day period ending December 30, 1996 (calculated in the manner described in the Prospectus under the heading "Fund Performance") was 4.34%.

The tax-equivalent yield with respect to Class C Shares for the 30 day period ending December 30, 1996 (calculated in the manner described in the Prospectus under the heading "Fund Performance" and assuming a 36% tax rate) was 6.78%. The Fund's current distribution rate with respect to the Class C Shares for the month ending December 31, 1996 (calculated in the manner described in the Prospectus under the heading "Fund Performance") was 5.04%.



  The Fund's cumulative non-standardized total return, including payment of the CDSC, with respect to the Class C Shares from its inception to the end of the current period was 13.38%.



  The Fund's cumulative non-standardized total return, excluding payment of the CDSC, with respect to the Class C Shares from its inception to the end of the current period was 13.38%.

                       REPORT OF INDEPENDENT ACCOUNTANTS

The Board of Trustees and Shareholders of
Van Kampen American Capital Municipal Income Fund:

We have audited the accompanying statement of assets and liabilities of Van Kampen American Capital Municipal Income Fund (the "Fund"), including the portfolio of investments, as of December 31, 1996, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Van Kampen American Capital Municipal Income Fund as of December 31, 1996, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles.

                                                           KPMG Peat Marwick LLP

Chicago, Illinois
February 7, 1997

                            PORTFOLIO OF INVESTMENTS

                               December 31, 1996
--------------------------------------------------------------------------------

  Par
Amount
 (000)                            Description                           Coupon   Maturity     Market Value
-----------------------------------------------------------------------------------------------------------
          MUNICIPAL BONDS
          ALABAMA  3.4%
$ 2,100   Alabama St Indl Dev Auth Rev UNR-ROHN Inc Expansion Proj....   7.500%  09/15/11    $    2,101,617
  5,000   Alabama St Indl Dev Auth Solid Waste Disp Rev Pine City
          Fiber Co (b)................................................   6.450   12/01/23         5,016,550
  3,000   Alabama Wtr Pollutn Ctl Auth Revolving Fund Ln Ser A (AMBAC
          Insd) (c)...................................................   6.750   08/15/17         3,333,900
  5,205   Bay Minette, AL Indl Dev Brd Indl Dev Rev Coltec Inds Inc
          Rfdg........................................................   6.500   02/15/09         5,205,833
    875   Bessemer, AL Indl Dev Brd Rohn Inc Proj.....................   9.000   09/15/01           934,308
  1,750   Bessemer, AL Indl Dev Brd Rohn Inc Proj.....................   9.500   09/15/11         2,075,692
 13,400   Birmingham, AL Baptist Med Cent Baptist Hlth Sys Inc (MBIA
          Insd).......................................................   5.875   11/15/26        13,721,332
  1,250   Fort Payne, AL Wtrwrks Brd Wtr Rev (MBIA Insd)..............   5.300   07/01/11         1,241,887
  1,000   Mobile, AL Indl Dev Brd Solid Waste Disp Rev Mobile Energy
          Svcs Co Proj Rfdg...........................................   6.950   01/01/20         1,065,640
                                                                                             --------------
                                                                                                 34,696,759
                                                                                             --------------
          ALASKA  0.4%
  2,500   Alaska Energy Auth Pwr Rev Bradley Lake Proj Ser 1 (BIGI
          Insd).......................................................   6.250   07/01/21         2,553,475
  1,000   Valdez, AK Marine Term Rev Sohio Pipeline Rfdg..............   7.125   12/01/25         1,111,610
                                                                                             --------------
                                                                                                  3,665,085
                                                                                             --------------
          ARIZONA  2.2%
  1,000   Maricopa Cnty, AZ Indl Dev Auth Indl Dev Rev Borden Inc
          Proj........................................................   5.040   10/01/12           999,340
  1,000   Maricopa Cnty, AZ Indl Dev Auth Multi-Family Hsg Rev Rfdg...   6.500   07/01/09         1,040,210
  1,000   Pima Cnty, AZ Indl Dev Auth Single Family Mtg Rev (GNMA
          Collateralized) (c).........................................   6.625   11/01/14         1,041,890
  5,220   Pinal Cnty, AZ Sch Dist No 8 Mammoth Ser A..................   9.500   07/01/10         6,365,111
    500   Scottsdale, AZ Indl Dev Auth Rev 1st Mtg Westminster Village
          Ser A Rfdg..................................................   8.250   06/01/15           544,205
  1,875   Scottsdale, AZ Indl Dev Hosp Scottsdale Mem Hosp Ser A Rfdg
          (AMBAC Insd) (b)............................................   6.000   09/01/12         1,921,050
  1,750   Scottsdale, AZ Indl Dev Hosp Scottsdale Mem Hosp Ser A Rfdg
          (AMBAC Insd) (b)............................................   6.125   09/01/17         1,795,675
    500   Tempe, AZ Indl Dev Auth Indl Dev Rev Ser A..................   6.750   12/01/13           505,795
  7,000   Tucson, AZ Arpt Auth Inc Spl Fac Rev Lockheed Aermod Cent
          Inc.........................................................   8.700   09/01/19         7,939,540
                                                                                             --------------
                                                                                                 22,152,816
                                                                                             --------------
          ARKANSAS  0.7%
  5,470   Dogwood Addition PRD Muni Ppty Owners Multi-Purp Impt Dist
          No 8 AR Impt Ser A..........................................   7.500   01/31/06         5,251,200
  5,470   Dogwood Addition PRD Muni Ppty Owners Multi-Purp Impt Dist
          No 8 AR Impt Ser B..........................................   7.500   01/31/06         1,641,000
                                                                                             --------------
                                                                                                  6,892,200
                                                                                             --------------
          CALIFORNIA  6.8%
  5,385   California Edl Fac Auth Rev College of Osteopathic Med
          Pacific (Prerefunded @ 06/01/03)............................   7.500   06/01/18         6,057,909
  2,880   California Edl Fac Auth Rev Univ of La Verne................   6.300   04/01/09         2,970,173
  4,980   California Hlth Fac Fin Auth Rev Kaiser Permanente Med Cent
          (c).........................................................   5.450   10/01/13         4,843,697
  4,745   California Hsg Fin Agy Rev Home Mtg Ser N (c)...............   6.375   02/01/27         4,840,090
  2,000   California Statewide Cmntys Dev Auth Rev Ctfs Partn Sisters
          Charity.....................................................   4.875   12/01/10         1,852,820
  2,000   Compton, CA Ctfs Partn Ser B................................   7.500   08/01/15         2,115,800
  4,285   Delano, CA Ctfs Partn Ser A.................................   9.250   01/01/22         4,825,767
  1,000   El Centro, CA Ctfs Partn....................................   7.000   06/01/19         1,018,110
  2,660   Escondido, CA Jt Pwrs Fin Auth Lease Rev (AMBAC Insd).......       *   09/01/10         1,206,044
  5,875   Escondido, CA Jt Pwrs Fin Auth Lease Rev (AMBAC Insd).......       *   09/01/11         2,482,129
  3,890   Escondido, CA Jt Pwrs Fin Auth Lease Rev (AMBAC Insd).......       *   09/01/13         1,425,568
  5,430   Escondido, CA Jt Pwrs Fin Auth Lease Rev (AMBAC Insd).......       *   09/01/14         1,849,784
  3,500   Escondido, CA Union High Sch Dist Cap Apprec (MBIA Insd)....       *   11/01/19           963,480
  5,000   Escondido, CA Union High Sch Dist Cap Apprec (MBIA Insd)....       *   11/01/20         1,300,200
    965   Fairfield, CA Hsg Auth Mtg Rev Creekside Estates Proj
          Rfdg........................................................   7.875   02/01/15           993,960
  2,800   Los Angeles Cnty, CA Ctfs Partn.............................   6.100   11/01/01         2,972,144
  1,000   Los Angeles, CA Cmnty Redev Agy Cmnty Redev Fin Auth Rev
          Grand Cent Sq Ser A.........................................   5.900   12/01/26           975,940

                                               See Notes to Financial Statements

                               December 31, 1996
--------------------------------------------------------------------------------

  Par
Amount
 (000)                            Description                           Coupon   Maturity     Market Value
-----------------------------------------------------------------------------------------------------------

          CALIFORNIA (CONTINUED)
$ 3,065   Los Angeles, CA Wastewater Sys Rev Ser A (FGIC Insd)........   5.000%  02/01/13    $    2,935,780
  1,000   Madera Cnty, CA Ctfs Partn Vly Children's Hosp (MBIA
          Insd).......................................................   6.125   03/15/23         1,047,820
  2,825   Midpeninsula Regl Dist CA Fin Auth Rev......................       *   09/01/15           991,236
  1,155   Midpeninsula Regl Open Space CA (AMBAC Insd)................       *   09/01/19           320,963
  1,265   Midpeninsula Regl Open Space CA (AMBAC Insd)................       *   09/01/22           296,351
  1,380   Midpeninsula Regl Open Space CA (AMBAC Insd)................       *   09/01/25           272,398
    900   Monterey, CA Regl Wastewater Fin Auth Wastewater Contract
          Rev (FSA Insd)..............................................       *   06/01/10           425,628
    800   Monterey, CA Regl Wastewater Fin Auth Wastewater Contract
          Rev (FSA Insd)..............................................       *   06/01/11           355,296
    700   Monterey, CA Regl Wastewater Fin Auth Wastewater Contract
          Rev (FSA Insd)..............................................       *   06/01/12           291,669
    700   Monterey, CA Regl Wastewater Fin Auth Wastewater Contract
          Rev (FSA Insd)..............................................       *   06/01/13           272,944
    700   Monterey, CA Regl Wastewater Fin Auth Wastewater Contract
          Rev (FSA Insd)..............................................       *   06/01/14           255,556
    500   Norco, CA Swr & Wtr Rev Rfdg................................   7.200   10/01/19           532,530
    300   Northern CA Pwr Agy Pub Pwr Rev Geothermal Proj No 3 Ser
          A...........................................................   5.000   07/01/09           291,582
  3,200   Orange Cnty, CA Cmnty Fac Dist Spl Tax No 88-1 Aliso Viejo
          Ser A (Prerefunded @ 08/15/02)..............................   7.350   08/15/18         3,728,288
  6,450   Orange Cnty, CA Recovery Ctfs Ser A (MBIA Insd) (c).........   6.000   07/01/07         6,971,934
  1,000   Redondo Beach, CA Pub Fin South Bay Cent Redev Proj.........   7.125   07/01/26         1,056,300
  4,000   Riverside Cnty, CA Air Force Village West Inc Ser A Rfdg....   8.125   06/15/20         4,271,320
  2,000   Santa Ana, CA Cmnty Redev Agy Tax Ser B Rfdg................   7.500   09/01/16         2,034,200
                                                                                             --------------
                                                                                                 69,045,410
                                                                                             --------------
          COLORADO  5.5%
  2,840   Adams Cnty, CO Single Family Mtg Rev Ser A..................   8.875   08/01/10         3,819,090
  3,985   Adams Cnty, CO Single Family Mtg Rev Ser A (c)..............   8.875   08/01/12         5,459,649
 10,500   Arapahoe Cnty, CO Cap Impt Trust Fund Hwy Rev E-470 Proj Ser
          C...........................................................       *   08/31/26         1,271,025
  1,010   Arapahoe Cnty, CO Single Family Mtg Rev Ser A (GNMA
          Collateralized).............................................   8.375   08/01/19         1,050,026
    500   Berry Creek Metro Dist CO...................................   8.250   12/01/11           551,550
    500   Boulder Cnty, CO Indl Dev Rev Boulder Med Cent Proj.........   8.875   01/01/17           515,875
  1,000   Bowles Metro Dist CO........................................   7.750   12/01/15         1,027,870
  1,500   Colorado Hlth Fac Auth Rev PLS Hlth Sys Proj Ser A
          (Prerefunded @ 02/15/01) (FSA Insd).........................   6.250   02/15/21         1,625,310
  2,000   Denver, CO City & Cnty Arpt Rev Ser A.......................   7.000   11/15/99         2,124,860
  8,550   Denver, CO City & Cnty Arpt Rev Ser A.......................   8.500   11/15/23         9,763,074
  5,000   Denver, CO City & Cnty Arpt Rev Ser A (c)...................   8.000   11/15/25         5,586,450
  2,750   Denver, CO City & Cnty Spl Fac Arpt Rev United Airls Proj
          Ser A.......................................................   6.875   10/01/32         2,878,865
  1,000   Edgewater, CO Redev Auth Tax Increment Rev..................   6.750   12/01/08         1,072,260
    950   El Paso Cnty, CO Sch Dist No 003 Widefield Ser A (MBIA
          Insd).......................................................       *   12/15/12           383,572
    905   El Paso Cnty, CO Sch Dist No 003 Widefield Ser A (MBIA
          Insd).......................................................       *   12/15/13           341,439
  1,320   El Paso Cnty, CO Sch Dist No 003 Widefield Ser A (MBIA
          Insd).......................................................       *   12/15/14           466,026
  1,420   El Paso Cnty, CO Sch Dist No 003 Widefield Ser A (MBIA
          Insd).......................................................       *   12/15/15           472,548
  1,420   El Paso Cnty, CO Sch Dist No 003 Widefield Ser A (MBIA
          Insd).......................................................       *   12/15/16           441,123
  1,330   El Paso Cnty, CO Sch Dist No 003 Widefield Ser A (MBIA
          Insd).......................................................       *   12/15/18           364,872
  3,690   Jefferson Cnty, CO Residential Mtg Rev......................  11.500   09/01/12         6,051,526
  5,000   Meridian Metro Dist CO Peninsular & Oriental Steam Navig Co
          Rfdg........................................................   7.500   12/01/11         5,506,700
  5,000   University of CO Hosp Auth Hosp Rev Ser A (AMBAC Insd)......   6.400   11/15/22         5,302,000
                                                                                             --------------
                                                                                                 56,075,710
                                                                                             --------------
          CONNECTICUT  1.4%
  5,005   Connecticut St Hlth & Edl Fac Auth Rev Nursing Home Pgm
          AHF/Hartford (c)............................................   7.125   11/01/14         5,693,638
  1,000   Mashantucket Western Pequot Tribe CT Spl Rev Ser A..........   6.500   09/01/06         1,032,840
  5,000   Mashantucket Western Pequot Tribe CT Spl Rev Ser A..........   6.400   09/01/11         5,117,100


                                               See Notes to Financial Statements

                               December 31, 1996
--------------------------------------------------------------------------------

  Par
Amount
 (000)                            Description                           Coupon   Maturity     Market Value
-----------------------------------------------------------------------------------------------------------

          CONNECTICUT (CONTINUED)
$ 2,735   Waterbury, CT Hsg Auth Multi-Family Mtg 2nd Lien Proj Ser B
          (GNMA Collaterized).........................................   5.850%  02/01/37    $    2,640,752
                                                                                             --------------
                                                                                                 14,484,330
                                                                                             --------------
          DISTRICT OF COLUMBIA  0.3%
  2,500   District of Columbia Rev Natl Pub Radio Ser A...............   7.700   01/01/23         2,660,675
                                                                                             --------------
          FLORIDA  6.4%
    500   Atlantic Beach, FL Rev Fleet Landing Proj Ser A Rfdg &
          Impt........................................................   7.500   10/01/02           529,980
    500   Atlantic Beach, FL Rev Fleet Landing Proj Ser A Rfdg &
          Impt........................................................   7.875   10/01/08           556,810
  2,000   Brevard Cnty, FL Sch Brd Ctfs Ser B (AMBAC Insd)............   5.500   07/01/21         1,972,200
  1,000   Broward Cnty, FL Edl Fac Auth Rev Rfdg (Prerefunded @
          04/01/99)...................................................   8.500   04/01/10         1,110,540
  1,635   Broward Cnty, FL Res Recovery Rev Waste Energy North Proj...   7.950   12/01/08         1,797,110
  2,140   Broward Cnty, FL Res Recovery Rev Waste Energy South Proj...   7.950   12/01/08         2,352,181
  1,000   Charlotte Cnty, FL Hosp Rev Bon Secours Hlth Saint Joseph
          Ser A (Prerefunded @ 08/15/98)..............................   8.250   08/15/18         1,086,120
  3,000   Collier Cnty, FL Indl Dev Auth Indl Dev Rev Rfdg............   6.500   10/01/25         2,971,470
 14,465   Dade Cnty, FL Spl Oblig Cap Apprec Ser B Rfdg (AMBAC
          Insd).......................................................       *   10/01/21         3,319,139
 24,000   Dade Cnty, FL Gtd Entitlement Rev Cap Apprec Ser A Rfdg
          (MBIA Insd).................................................       *   02/01/18         6,868,320
  2,000   Dade Cnty, FL Prof Sports Franchise Fac Tax Rev (MBIA
          Insd).......................................................       *   10/01/24           417,820
    560   Florida St Brd Edl Cap Outlay Pub Edl Ser A Rfdg............   7.250   06/01/23           616,263
    590   Florida St Brd Edl Cap Outlay Pub Edl Ser A Rfdg
          (Prerefunded @ 06/01/00)....................................   7.250   06/01/23           655,632
 10,000   Florida St Muni Pwr Agy Rev (AMBAC Insd)....................   4.500   10/01/27         8,299,200
  2,255   Greater Orlando Aviation Auth Orlando FL Arpt Fac Rev.......   8.375   10/01/16         2,430,213
    245   Greater Orlando Aviation Auth Orlando FL Arpt Fac Rev
          (Prerefunded @ 10/01/98)....................................   8.375   10/01/16           267,476
  2,875   Martin Cnty, FL Indl Dev Auth Indl Dev Rev Indiantown
          Cogeneration Proj A Rfdg....................................   7.875   12/15/25         3,303,174
  1,500   Orange Cnty, FL Hlth Fac Auth Rev 1st Mtg Orlando Lutheran
          Tower.......................................................   8.750   07/01/26         1,588,125
  1,000   Orange Cnty, FL Hlth Fac Auth Rev Hosp Adventist Hlth Sys
          (AMBAC Insd)................................................   5.250   11/15/20           958,600
  1,000   Orange Cnty, FL Tourist Dev Tax Rev (AMBAC Insd)............   6.000   10/01/16         1,020,190
  5,300   Palm Bay, FL Util Rev Palm Bay Util Corp Proj Rfdg (MBIA
          Insd).......................................................   5.000   10/01/22         4,858,510
  5,040   Pinellas Cnty, FL Hlth Fac Auth Sun Coast Hlth Sys Rev Sun
          Coast Hosp Ser A (Prerefunded @ 03/01/00)...................   8.500   03/01/20         5,744,542
  2,000   Santa Rosa Bay Bridge Auth FL...............................   6.250   07/01/28         1,979,620
  4,000   Sarasota Cnty, FL Hlth Fac Auth Hlth Fac Sunnyside Pptys....   6.700   07/01/25         3,827,560
  4,220   Sarasota Cnty, FL Hlth Fac Auth Rev Hlthcare
          Kobernick/Meadow Park (Prerefunded @ 07/01/02)..............  10.000   07/01/22         5,290,403
  1,000   Tampa Palms, FL Open Space & Transn Cmnty Dev Dist Rev Cap
          Impt Area 7 Proj............................................   8.500   05/01/17           996,070
    670   Tampa, FL Cap Impt Pgm Rev Ser A............................   8.250   10/01/18           712,398
                                                                                             --------------
                                                                                                 65,529,666
                                                                                             --------------
          GEORGIA  1.7%
  3,000   Atlanta, GA Arpt Fac Rev....................................   6.250   01/01/21         3,088,230
  2,813   Cobb Cnty, GA Dev Auth Rev Grantor Trust Ctfs Franklin
          Forest Ser A................................................   8.000   06/01/22         2,854,687
  1,250   Georgia Muni Elec Auth Pwr Rev Ser O........................   8.125   01/01/17         1,324,275
  1,750   Georgia Muni Elec Auth Pwr Rev Ser Q........................   8.375   01/01/16         1,858,238
  5,000   Georgia St Hsg & Fin Auth...................................   6.450   12/01/27         5,121,400
  1,500   Municipal Elec Auth GA Spl Oblig (MBIA Insd)................   6.500   01/01/20         1,712,610
  1,000   Rockdale Cnty, GA Dev Auth Solid Waste Disposal Rev.........   7.500   01/01/26         1,038,240
                                                                                             --------------
                                                                                                 16,997,680
                                                                                             --------------
          HAWAII  2.6%
  4,055   Hawaii St Arpts Sys Rev Ser 1993 (MBIA Insd)................   6.350   07/01/07         4,472,787
 14,100   Hawaii St Dept Budget & Fin Spl Purp Rev Hawaiian Elec Co
          (MBIA Insd).................................................   6.550   12/01/22        15,172,587
  2,350   Hawaii St Dept Tran Spl Fac Rev Continental Airls Inc.......   9.700   06/01/20         2,499,719
  1,475   Hawaii St Harbor Cap Impt Rev (FGIC Insd)...................   6.350   07/01/07         1,626,969

                                               See Notes to Financial Statements

                               December 31, 1996
--------------------------------------------------------------------------------

  Par
Amount
 (000)                            Description                           Coupon   Maturity     Market Value
-----------------------------------------------------------------------------------------------------------
          HAWAII (CONTINUED)
$ 1,560   Hawaii St Harbor Cap Impt Rev (FGIC Insd)...................   6.400%  07/01/08    $    1,717,669
    500   Hawaii St Harbor Cap Impt Rev (MBIA Insd)...................   7.000   07/01/17           542,595
                                                                                             --------------
                                                                                                 26,032,326
                                                                                             --------------
          ILLINOIS  9.5%
  4,500   Bedford Park, IL Tax Increment Rev Sr Lien Bedford City Sq
          Proj........................................................   9.250   02/01/12         5,071,770
  1,350   Bridgeview, IL Tax Increment Rev Rfdg.......................   9.000   01/01/11         1,491,574
  7,000   Broadview, IL Tax Increment Rev Sr Lien.....................   8.250   07/01/13         7,595,140
  1,000   Chicago, IL Gas Supply Rev Ser A............................   8.100   05/01/20         1,106,300
  1,000   Chicago, IL Metro Wtr Reclamation Dist Gtr Chicago..........   7.000   01/01/11         1,160,600
  4,000   Chicago, IL O'Hare Intl Arpt Spl Fac Rev United Airls Inc...   8.500   05/01/18         4,411,120
  4,955   Chicago, IL O'Hare Intl Arpt Spl Fac Rev United Airls Inc
          Ser B.......................................................   8.950   05/01/18         5,642,952
  2,250   Chicago, IL Park Dist (MBIA Insd)...........................   5.600   01/01/21         2,216,430
  2,000   Chicago, IL Single Family Mtg Rev Ser A (GNMA
          Collateralized).............................................   7.000   09/01/27         2,206,200
  1,000   Cook Cnty, IL Cmnty College Dist No 508 Chicago Ctfs Partn
          (FGIC Insd).................................................   8.750   01/01/07         1,277,720
  1,000   Crestwood, IL Tax Increment Rev Rfdg........................   7.250   12/01/08         1,011,890
    870   Hanover Park, IL Rev 1st Mtg Winsdor Park Manor Proj........   9.250   12/01/07           926,889
  1,200   Hodgkins, IL Tax Increment..................................   9.500   12/01/09         1,397,544
  3,400   Hodgkins, IL Tax Increment (Prerefunded @ 12/01/01).........   9.500   12/01/09         4,187,032
  1,500   Hodgkins, IL Tax Increment Rev Ser A Rfdg...................   7.625   12/01/13         1,553,925
  1,500   Huntley, IL Increment Alloc Rev Huntley Redev Proj Ser A....   8.500   12/01/15         1,551,225
  1,000   Illinois Dev Fin Auth Elderly Hsg Rev Libertyville Towers
          Ser A.......................................................   6.500   09/01/09         1,038,780
    650   Illinois Dev Fin Auth Rev Cmnty Fac Clinic Altgeld Proj.....   8.000   11/15/06           652,321
  5,000   Illinois Edl Fac Auth Rev Advocate Hlth Ser A Rfdg (MBIA
          Insd) (b)...................................................   5.875   08/15/22         5,012,850
  1,000   Illinois Edl Fac Auth Rev Lake Forest College (FSA Insd)....   6.750   10/01/21         1,104,790
  1,000   Illinois Edl Fac Auth Rev Northwestern Univ Ser 1985
          (Prerefunded @ 12/01/01)....................................   6.900   12/01/21         1,123,890
  1,000   Illinois Edl Fac Auth Rev Peace Mem Ministries Proj.........   7.500   08/15/26         1,008,510
  4,100   Illinois Hlth Fac Auth Rev Fairview Oblig Group Proj A
          (Prerefunded @ 10/01/02)....................................   9.500   10/01/22         5,140,252
  2,000   Illinois Hlth Fac Auth Rev Fairview Oblig Group Proj B
          (Prerefunded @ 10/01/02)....................................   9.000   10/01/22         2,441,140
  2,500   Illinois Hlth Fac Auth Rev Fairview Oblig Group Ser A
          Rfdg........................................................   7.400   08/15/23         2,539,600
    525   Illinois Hlth Fac Auth Rev Glenoaks Med Cent Ser D..........   9.500   11/15/15           598,584
    425   Illinois Hlth Fac Auth Rev Glenoaks Med Cent Ser D
          (Prerefunded @ 11/15/00)....................................   9.500   11/15/15           507,531
  1,000   Illinois Hlth Fac Auth Rev IL Masonic Med Cent Ser B
          (Prerefunded @ 10/01/99)....................................   7.700   10/01/19         1,107,610
  1,000   Illinois Hlth Fac Auth Rev Mem Hosp.........................   7.250   05/01/22         1,056,010
  1,000   Illinois Hlth Fac Auth Rev Northwestern Mem Hosp............   6.750   08/15/11         1,063,990
  2,600   Illinois Hlth Fac Auth Rev United Med Cent (Prerefunded @
          07/01/03)...................................................   8.375   07/01/12         3,127,774
  6,100   Illinois Hsg Dev Auth Residential Mtg Rev (Inverse Fltg)....   9.613   02/13/18         6,557,500
  6,000   Metropolitan Pier & Expo IL Cap Apprec Rfdg McCormack Ser A
          (MBIA Insd).................................................       *   12/15/24         1,204,200
  6,260   Metropolitan Pier & Expo IL Cap Apprec Rfdg McCormack Ser A
          (MBIA Insd).................................................       *   06/15/25         1,220,763
  1,250   Mill Creek Wtr Reclamation Dist IL Swr Rev..................   8.000   03/01/10         1,288,313
    750   Mill Creek Wtr Reclamation Dist IL Wtrwrks Rev..............   8.000   03/01/10           772,988
  1,755   Northern Cook Cnty, IL Solid Waste Agy Contract Rev Ser A
          Rfdg (MBIA Insd)............................................   5.300   05/01/09         1,708,422
  2,800   Regional Tran Auth IL Ser A (AMBAC Insd)....................   8.000   06/01/17         3,654,196
  2,000   Robbins, IL Res Recovery Rev................................   8.375   10/15/16         2,071,100
  3,000   Robbins, IL Res Recovery Rev Recreation Robbins Res Partn
          Ser B.......................................................   8.375   10/15/16         3,106,650
    820   Round Lake Beach, IL Tax Increment Rev Rfdg.................   7.200   12/01/04           865,239
    500   Round Lake Beach, IL Tax Increment Rev Rfdg.................   7.500   12/01/13           514,665
  1,620   Saint Charles, IL Indl Dev Rev Tri-City Cent Proj...........   7.500   11/01/13         1,656,855


                                               See Notes to Financial Statements

                               December 31, 1996
--------------------------------------------------------------------------------

  Par
Amount
 (000)                            Description                           Coupon   Maturity     Market Value
-----------------------------------------------------------------------------------------------------------
          ILLINOIS (CONTINUED)
$ 1,490   Southern IL Univ Rev Hsg & Aux Fac Sys Ser A (MBIA Insd)....   5.800%  04/01/10    $    1,533,016
                                                                                             --------------
                                                                                                 96,485,850
                                                                                             --------------
          INDIANA  0.8%
  1,000   East Chicago, IN Exempt Fac Inland Steel Co Proj No 14......   6.700   11/01/12         1,005,990
  2,750   Elkhart Cnty, IN Hosp Auth Rev Elkhart Genl Hosp Inc........   7.000   07/01/12         2,994,585
    550   Indianapolis, IN Loc Pub Impt Bond Bank Ser D...............   6.750   02/01/14           630,465
    450   Indianapolis, IN Loc Pub Impt Bond Bank Ser D...............   6.500   02/01/22           456,223
  1,000   Marion Cnty, IN Hosp Auth Hosp Fac Rev......................   6.500   09/01/13         1,070,270
  1,500   Wells Cnty, IN Hosp Auth Rev Caylor-Nickel Med Cent Inc
          Rfdg........................................................   8.500   04/15/03         1,687,575
                                                                                             --------------
                                                                                                  7,845,108
                                                                                             --------------
          IOWA  0.5%
 19,390   Iowa Hsg Fin Auth Single Family Hsg Rev 1984 Ser A (AMBAC
          Insd).......................................................       *   09/01/16         2,199,020
  3,000   Muscatine, IA Elec Rev Rfdg.................................   5.000   01/01/08         2,951,460
                                                                                             --------------
                                                                                                  5,150,480
                                                                                             --------------
          KANSAS  0.2%
  1,000   Burlington, KS Pollutn Ctl Rev KS Gas & Elec Co Proj Rfdg
          (MBIA Insd) (c).............................................   7.000   06/01/31         1,106,800
  1,000   Newton, KS Hosp Rev Newton Hlthcare Corp Ser A..............   7.750   11/15/24         1,083,340
                                                                                             --------------
                                                                                                  2,190,140
                                                                                             --------------
          KENTUCKY  2.3%
  1,000   Bowling Green, KY Indl Dev Rev Coltec Inds Inc Rfdg.........   6.550   03/01/09         1,023,560
  2,800   Elizabethtown, KY Indl Dev Rev Coltec Inds Inc..............   9.875   10/01/10         2,829,204
 10,950   Jefferson Cnty, KY Cap Projs Corp Rev Muni Multi-Lease Ser
          A...........................................................       *   08/15/14         3,310,513
  4,000   Jefferson Cnty, KY Hosp Rev Alliant Hlth Sys Proj (Inverse
          Fltg) (MBIA Insd)...........................................   8.648   10/09/08         4,610,000
  1,250   Kentucky Econ Dev Fin Auth Med Cent Rev Ashland Hosp Corp
          Ser A Rfdg & Impt (FSA Insd)................................   6.125   02/01/12         1,313,250
  1,710   Kentucky Hsg Corp Hsg Rev Ser D (FHA/VA Gtd)................   7.450   01/01/23         1,793,089
  8,000   Kentucky St Tpk Auth Res Recovery Rd Rev Ser A..............   5.000   07/01/08         7,812,080
  1,000   Kentucky St Tpk Auth Toll Rd Rev Ser A......................   5.500   07/01/07         1,000,710
                                                                                             --------------
                                                                                                 23,692,406
                                                                                             --------------
          LOUISIANA  1.2%
  1,000   Hodge, LA Util Rev Stone Container Corp Ser 1990............   9.000   03/01/10         1,082,630
  1,990   Lafayette, LA Econ Dev Auth Indl Dev Rev Advanced Polymer
          Proj Ser 1985...............................................  10.000   11/15/04         2,585,587
  1,000   Lake Charles, LA Harbor & Terminal Dist Port Fac Rev
          Trunkline Rfdg..............................................   7.750   08/15/22         1,139,520
    445   Louisiana Pub Fac Auth Rev Beverly Enterprises Inc Rfdg.....   8.250   09/01/08           483,012
 10,000   Orleans Parish, LA Sch Brd Rfdg (FGIC Insd).................       *   02/01/15         3,600,200
  1,000   Port New Orleans, LA Indl Dev Rev Avondale Inds Inc Proj
          Rfdg........................................................   8.250   06/01/04         1,082,620
  1,000   Saint Charles Parish, LA Pollutn Ctl Rev LA Pwr & Lt Co.....   8.250   06/01/14         1,093,780
  1,400   West Feliciana Parish, LA Pollutn Ctl Rev Gulf States Util
          Co Proj Ser A...............................................   7.500   05/01/15         1,502,452
                                                                                             --------------
                                                                                                 12,569,801
                                                                                             --------------
          MAINE  1.4%
  1,500   Maine Edl Ln Marketing Corp Student Ln Rev Ser A4 (c).......   5.450   11/01/99         1,535,010
 12,750   Maine St Hsg Auth Mtg Purchase Ser B2 (AMBAC Insd)..........   6.450   11/15/26        13,006,147
                                                                                             --------------
                                                                                                 14,541,157
                                                                                             --------------
          MARYLAND  0.3%
  1,500   Baltimore Cnty, MD Pollutn Ctl Rev Bethlehem Steel Corp Proj
          Ser A Rfdg..................................................   7.550   06/01/17         1,594,530
  1,000   Maryland St Energy Fin Admin Ltd Oblig Rev Cogeneration AES
          Warrior Run.................................................   7.400   09/01/19         1,056,440
                                                                                             --------------
                                                                                                  2,650,970
                                                                                             --------------
          MASSACHUSETTS  2.0%
  1,000   Boston, MA Rev Boston City Hosp (FHA Gtd)...................   7.625   02/15/21         1,127,320
  1,515   Massachusetts Edl Ln Auth Rev Issue E Ser A (AMBAC Insd)....   7.000   01/01/10         1,595,007


                                               See Notes to Financial Statements

                               December 31, 1996
--------------------------------------------------------------------------------

  Par
Amount
 (000)                            Description                           Coupon   Maturity     Market Value
-----------------------------------------------------------------------------------------------------------
          MASSACHUSETTS (CONTINUED)
$ 4,200   Massachusetts St Hlth & Edl Fac Auth Rev New England Med
          Cent Hosp Ser G (Embedded Swap) (MBIA Insd).................   3.100%  07/01/13    $    3,642,240
  4,000   Massachusetts St Hlth & Edl Fac Auth Rev Saint Mem Med Cent
          Ser A.......................................................   5.750   10/01/06         3,676,120
  1,000   Massachusetts St Hsg Fin Agy Multi-Family Residential Hsg
          Ser A.......................................................   8.750   08/01/08         1,046,240
  1,500   Massachusetts St Indl Fin Agy Hillcrest Edl Cent Inc Proj...   8.450   07/01/18         1,543,590
  1,000   Massachusetts St Indl Fin Agy Rev 1st Mtg Reeds Landing
          Proj........................................................   8.625   10/01/23         1,076,270
    990   Massachusetts St Indl Fin Agy Rev Gtr Lynn Mental Hlth Assoc
          Proj........................................................   8.800   06/01/14         1,091,861
  1,000   Massachusetts St Indl Fin Agy Rev Wtr Treatment American
          Hingham.....................................................   6.600   12/01/15         1,033,880
  2,000   Massachusetts St Wtr Res Auth Ser A (Prerefunded @
          04/01/00)...................................................   7.500   04/01/16         2,230,080
  2,000   Plymouth Cnty, MA Ctfs Partn Ser A..........................   7.000   04/01/22         2,228,200
                                                                                             --------------
                                                                                                 20,290,808
                                                                                             --------------
          MICHIGAN  2.9%
  1,000   Detroit, MI Area No 1 Ser A (Prerefunded @ 07/01/99)........   7.600   07/01/10         1,097,300
  3,500   Detroit, MI Downtown Dev Auth Tax Increment Rev.............   6.200   07/01/17         3,602,970
  2,000   Grand Traverse Cnty, MI Hosp Fin Auth Hosp Rev Munson
          Hlthcare Ser A Rfdg (AMBAC Insd)............................   6.250   07/01/12         2,122,040
  1,775   Michigan St Hosp Fin Auth Rev Garden City Hosp..............   8.300   09/01/02         1,866,022
  2,250   Michigan St Hosp Fin Auth Rev Mercy Hlth Svcs Ser R (AMBAC
          Insd).......................................................   5.375   08/15/26         2,156,670
  5,600   Michigan St Hsg Dev Auth Rental Hsg Rev Ser B (Embedded
          Swap) (AMBAC Insd)..........................................   5.140   04/01/04         5,430,880
 11,000   Michigan St Strategic Fd Ltd Oblig Rev Great Lakes Pulp &
          Fibre Proj (e)..............................................  10.250   12/01/16         6,242,390
  4,500   Michigan St Strategic Fd Solid Waste Disp Rev Genesee Pwr...   7.500   01/01/21         4,582,035
  1,000   Mount Clemens, MI Hsg Corp Multi-Family Rev Hsg Ser A Rfdg
          (FHA Gtd)...................................................   6.600   06/01/13         1,047,880
  1,000   Royal Oak, MI Hosp Fin Auth Hosp Rev Ser D (Prerefunded @
          01/01/01)...................................................   6.750   01/01/20         1,100,400
                                                                                             --------------
                                                                                                 29,248,587
                                                                                             --------------
          MINNESOTA  0.4%
  1,000   North Saint Paul, MN Multi-Family Rev Cottages..............   9.250   02/01/22         1,069,510
  2,000   Southern MN Muni Pwr Agy Pwr Supply Sys Rev Ser A Rfdg......   5.000   01/01/16         1,831,220
  1,250   Southern MN Muni Pwr Agy Pwr Supply Sys Rev Ser C...........   5.000   01/01/17         1,133,225
                                                                                             --------------
                                                                                                  4,033,955
                                                                                             --------------
          MISSISSIPPI  0.7%
  5,000   Lowndes Cnty, MS Solid Waste Disp & Pollutn Ctl Rev
          Weyerhaeuser Co Rfdg (Inverse Fltg).........................   8.900   04/01/22         5,577,450
  1,155   Ridgeland, MS Urban Renewal Rev The Orchard Ltd Proj Ser A
          Rfdg........................................................   7.750   12/01/15         1,205,601
                                                                                             --------------
                                                                                                  6,783,051
                                                                                             --------------
          MISSOURI  1.6%
  2,835   Kansas City, MO Port Auth Fac Riverfront Park Proj Ser A....   5.750   10/01/06         2,911,347
  2,000   Lees Summit, MO Indl Dev Auth Hlth Fac Rev John Knox Vlg
          Proj Rfdg & Impt............................................   7.125   08/15/12         2,124,480
  1,660   Missouri St Econ Dev Export & Infrastructure Brd Med Office
          Fac Rev (MBIA Insd).........................................   7.250   06/01/04         1,886,789
  3,920   Missouri St Econ Dev Export & Infrastructure Brd Med Office
          Fac Rev (MBIA Insd).........................................   7.250   06/01/14         4,519,054
  1,000   Missouri St Hlth & Edl Fac Auth.............................   8.125   10/01/10         1,113,690
  2,165   Saint Louis Cnty, MO Indl Dev Auth Nursing Home Rev Mary
          Queen & Mother Proj Rfdg (GNMA Collateralized)..............   7.125   03/20/23         2,271,605
    915   Saint Louis, MO Tax Increment Rev Scullin Redev Area Ser
          A...........................................................  10.000   08/01/10         1,094,148
                                                                                             --------------
                                                                                                 15,921,113
                                                                                             --------------
          NEBRASKA  0.8%
  1,400   Nebraska Invt Fin Auth Single Family Mtg Rev (Inverse Fltg)
          (GNMA Collateralized).......................................  11.429   09/10/30         1,562,750
    850   Nebraska Invt Fin Auth Single Family Mtg Rev (Inverse Fltg)
          (GNMA Collateralized).......................................   9.273   09/15/24           898,875
  4,800   Nebraska Invt Fin Auth Single Family Mtg Rev (Inverse Fltg)
          (GNMA Collateralized).......................................   9.913   10/17/23         5,220,000
                                                                                             --------------
                                                                                                  7,681,625
                                                                                             --------------
          NEVADA  1.2%
  4,000   Clark Cnty, NV Indl Dev Rev NV Pwr Co Proj Ser A (FGIC Insd)
          (c).........................................................   6.700   06/01/22         4,307,960


                                               See Notes to Financial Statements

                               December 31, 1996
--------------------------------------------------------------------------------

  Par
Amount
 (000)                            Description                           Coupon   Maturity     Market Value
-----------------------------------------------------------------------------------------------------------
          NEVADA (CONTINUED)
$ 2,430   Henderson, NV Loc Impt Dist No T-4 Ser A....................   8.500%  11/01/12    $    2,552,812
  2,065   Nevada Hsg Div Multi-Unit Hsg Arville Et Cetera Proj (FNMA
          Collateralized).............................................   6.500   10/01/16         2,119,434
  3,475   Nevada Hsg Div Multi-Unit Hsg Arville Et Cetera Proj (FNMA
          Collateralized).............................................   6.600   10/01/23         3,566,149
                                                                                             --------------
                                                                                                 12,546,355
                                                                                             --------------
          NEW HAMPSHIRE  1.5%
  3,180   New Hampshire Higher Edl & Hlth Crotched Mtn Rehab Cent
          (MBIA Insd).................................................   5.750   01/01/13         3,221,277
  3,500   New Hampshire Higher Edl & Hlth Crotched Mtn Rehab Cent
          (AMBAC Insd)................................................   5.875   01/01/20         3,529,995
  1,555   New Hampshire Higher Edl & Hlth Fac Auth Rev................   8.800   06/01/09         1,654,753
  2,000   New Hampshire Higher Edl & Hlth Fac Auth Rev Daniel Webster
          College Issue Rfdg..........................................   7.625   07/01/16         2,117,680
  1,000   New Hampshire Higher Edl & Hlth Fac Auth Rev New London Hosp
          Assn Proj...................................................   7.500   06/01/05         1,101,180
  1,000   New Hampshire St Business Fin Auth Elec Fac Rev Plymouth
          Cogeneration................................................   7.750   06/01/14         1,029,990
  1,000   New Hampshire St Indl Dev Auth Rev Pollutn Ctl Ser B........  10.750   10/01/12         1,065,840
  1,000   New Hampshire St Tpk Sys Rev Ser A Rfdg (FGIC Insd).........   6.750   11/01/11         1,128,060
                                                                                             --------------
                                                                                                 14,848,775
                                                                                             --------------
          NEW JERSEY  1.6%
  6,130   Middlesex Cnty, NJ Util Auth Swr Rev Ser A Rfdg (MBIA
          Insd).......................................................   7.530   08/15/10         6,705,730
  1,600   New Jersey Econ Dev Auth Holt Hauling & Warehsg Rev Ser G
          Rfdg........................................................   8.400   12/15/15         1,676,464
  2,000   New Jersey Econ Dev Auth Indl Dev Rev Newark Airport Marriot
          Hotel Rfdg..................................................   7.000   10/01/14         2,072,520
  1,000   New Jersey Econ Dev Auth Rev United Methodist Homes.........   7.500   07/01/20         1,016,320
  1,000   New Jersey Econ Dev Auth Rev United Methodist Homes Oblig
          Ser A.......................................................   7.500   07/01/25         1,019,260
  3,200   New Jersey St Tpk Auth Tpk Rev Ser C Rfdg (MBIA Insd).......   6.500   01/01/16         3,621,152
                                                                                             --------------
                                                                                                 16,111,446
                                                                                             --------------
          NEW MEXICO  0.3%
  2,500   New Mexico St Hosp Equip Ln Council Hosp Rev San Juan Regl
          Med Cent Inc Proj...........................................   7.900   06/01/11         2,785,700
                                                                                             --------------
          NEW YORK  14.8%
  3,100   Clifton Springs, NY Hosp & Clinic Hosp Rev Rfdg.............   8.000   01/01/20         3,195,015
  2,500   Herkimer Cnty, NY Indl Dev Agy Indl Dev Rev Burrows Paper
          Corp Recycling..............................................   8.000   01/01/09         2,462,075
  5,000   Metropolitan Tran Auth NY Svcs Contract Tran Fac Ser 5
          Rfdg........................................................   7.000   07/01/12         5,412,250
  3,500   Metropolitan Tran Auth NY Svcs Contract Tran Fac Ser 7
          Rfdg........................................................   4.750   07/01/19         2,920,190
  1,500   Metropolitan Tran Auth NY Tran Fac Rev Ser G (MBIA Insd)....   5.500   07/01/15         1,471,860
     41   Municipal Assist Corp Troy NY Cap Apprec Ser C (MBIA
          Insd).......................................................       *   07/15/21            10,238
     62   Municipal Assist Corp Troy NY Cap Apprec Ser C (MBIA
          Insd).......................................................       *   01/15/22            15,071
  1,000   New York City Indl Dev Agy Civic Fac Marymount Manhattan
          College Proj................................................   7.000   07/01/23         1,040,530
  4,100   New York City Muni Wtr Fin Auth Wtr & Swr Sys Rev Ser B.....   5.000   06/15/17         3,721,365
  5,000   New York City Ser A.........................................   7.000   08/01/07         5,531,900
  2,500   New York City Ser B.........................................   7.500   02/01/07         2,780,925
  8,000   New York City Ser B (AMBAC Insd)............................   7.250   08/15/07         9,353,520
  5,000   New York City Ser C Rfdg....................................   6.500   08/01/04         5,305,050
  6,680   New York City Unrefunded Bal Ser C Subser C1................   7.500   08/01/20         7,468,708
    820   New York City Ser C Subser C1 (Prerefunded @ 08/01/02)......   7.500   08/01/20           949,068
  2,000   New York City Ser D Rfdg....................................   8.000   02/01/05         2,326,880
  2,200   New York City Ser E.........................................   5.700   08/01/08         2,194,720
  2,400   New York St Dorm Auth Rev Mental Hlth Svcs Fac Impt E (AMBAC
          Insd) (b)...................................................   5.000   02/15/06         2,406,840
  5,000   New York St Dorm Auth Rev City Univ Ser F...................   5.500   07/01/12         4,833,100
  2,750   New York St Dorm Auth Rev Court Fac Lease Ser A.............   5.500   05/15/10         2,681,250
 15,800   New York St Dorm Auth Rev St Univ Edl Fac Ser C.............   5.400   05/15/23        14,560,964
  2,500   New York St Energy Resh & Dev Auth Gas Fac Rev (Inverse
          Fltg).......................................................   8.721   04/01/20         2,750,000


                                               See Notes to Financial Statements

                               December 31, 1996
--------------------------------------------------------------------------------

  Par
Amount
 (000)                            Description                           Coupon   Maturity     Market Value
-----------------------------------------------------------------------------------------------------------
          NEW YORK (CONTINUED)
$ 2,000   New York St Energy Resh & Dev Auth Pollutn Ctl Rev Niagara
          Mohawk Pwr Corp Ser A Rfdg (FGIC Insd)......................   7.200%  07/01/29    $    2,302,040
  1,000   New York St Environmental Fac Corp Wtr Fac Rev Long Island
          Wtr Corp Proj A.............................................  10.000   10/01/17         1,053,600
 23,055   New York St Loc Govt Assistance Corp Ser C Rfdg.............   5.000   04/01/21        20,848,175
  1,955   New York St Med Care Fac Fin Agy Rev Hosp & Nursing Home Mtg
          (FHA Gtd) (Prerefunded @ 02/15/99)..........................   7.250   02/15/09         2,114,860
    490   New York St Med Care Fac Fin Agy Rev Mental Hlth Svcs Fac
          Ser A.......................................................   7.750   08/15/11           550,618
  1,320   New York St Med Care Fac Fin Agy Rev Mental Hlth Svcs Fac
          Ser A (Prerefunded @ 02/15/01)..............................   7.750   08/15/11         1,507,295
    495   New York St Med Care Fac Fin Agy Rev Mental Hlth Svcs Fac
          Ser C.......................................................   7.300   02/15/21           544,886
  1,505   New York St Med Care Fac Fin Agy Rev Mental Hlth Svcs Fac
          Ser C (Prerefunded @ 08/15/01)..............................   7.300   02/15/21         1,709,244
  1,000   New York St Med Care Fac Fin Agy Rev Mtg Hosp Ser A Rfdg
          (Prerefunded @ 08/15/97) (FHA Gtd)..........................   8.000   02/15/25         1,047,190
  1,000   New York St Med Care Fac Fin Agy Rev North Genl Hosp........   7.400   02/15/19         1,048,920
  5,000   New York St Mtg Agy Rev Homeowner Mtg Ser 52................   6.100   04/01/26         5,039,850
  2,400   New York St Urban Dev Corp Rev Correctional Cap Fac Rfdg....   5.625   01/01/07         2,413,032
 19,500   New York St Urban Dev Corp Rev Correctional Cap Fac Ser A
          Rfdg (FSA Insd).............................................   5.250   01/01/14        19,188,000
  1,500   New York St Urban Dev Corp Rev Correctional Cap Fac Ser A
          Rfdg (FSA Insd).............................................   5.250   01/01/21         1,416,990
  2,000   New York St Urban Dev Corp Rev Fac (Prerefunded @
          04/01/01)...................................................   7.500   04/01/20         2,274,760
  1,000   Port Auth NY & NJ Cons 95th Ser.............................   6.125   07/15/22         1,040,680
  3,125   Yonkers, NY Ser C (AMBAC Insd)..............................   5.125   08/01/09         3,075,094
                                                                                             --------------
                                                                                                150,566,753
                                                                                             --------------
          NORTH CAROLINA  0.9%
  3,000   Martin Cnty, NC Indl Fac & Pollutn Ctl Fin Auth Rev Solid
          Waste Weyerhaeuser Co.......................................   5.650   12/01/23         2,936,910
  7,695   North Carolina Eastn Muni Pwr Agy Pwr Sys Rev (Prerefunded @
          01/01/22)...................................................   4.500   01/01/24         6,533,209
                                                                                             --------------
                                                                                                  9,470,119
                                                                                             --------------
          NORTH DAKOTA  0.3%
  1,220   Mercer Cnty, ND Pollutn Ctl Rev Basin Elec Pwr Ser E........   7.000   01/01/19         1,291,358
  2,000   Ward Cnty, ND Hlthcare Fac Rev Saint Joseph's Hosp Corp
          Proj........................................................   8.875   11/15/24         2,226,020
                                                                                             --------------
                                                                                                  3,517,378
                                                                                             --------------
          OHIO  2.2%
    500   Cleveland, OH Pkg Fac Rev Impt (Prerefunded @ 09/15/02).....   8.000   09/15/12           592,430
    750   Coshocton Cnty, OH Solid Waste Disp Rev Stone Container Corp
          Proj Rfdg...................................................   7.875   08/01/13           805,050
  1,000   Cuyahoga Cnty, OH Hlthcare Fac Rev Jennings Hall............   7.300   11/15/23         1,028,200
    435   Fairfield, OH Econ Dev Rev Beverly Enterprises Inc Proj
          Rfdg........................................................   8.500   01/01/03           468,926
  2,045   Montgomery Cnty, OH Hosp Rev Dayton Osteopathic Hosp Proj
          Rfdg........................................................   6.000   12/01/12         2,003,261
  7,940   Ohio Hsg Fin Agy Single Family Mtg Rev Ser B (Inverse Fltg)
          (GNMA Collateralized).......................................   9.849   03/31/31         8,704,225
  1,000   Ohio St Air Quality Dev Auth Rev JMG Funding Ltd Partnership
          Proj Rfdg (AMBAC Insd)......................................   6.375   04/01/29         1,067,190
  4,000   Ohio St Solid Waste Rev Republic Engineered Steels Proj.....   8.250   10/01/14         4,113,400
  2,000   Ohio St Solid Waste Rev Republic Engineered Steels Proj.....   9.000   06/01/21         2,137,300
  1,500   Sandusky Cnty, OH Hosp Fac Rev Mem Hosp Proj Rfdg...........   7.750   12/01/09         1,509,690
                                                                                             --------------
                                                                                                 22,429,672
                                                                                             --------------
          OKLAHOMA  1.7%
  7,685   Grand River Dam Auth OK Rev.................................   5.000   06/01/12         7,432,087
  1,980   McAlester, OK Pub Wks Auth Rev Rfdg & Impt (FSA Insd).......   5.250   12/01/22         1,918,600
  2,695   Oklahoma Hsg Fin Agy Single Family Rev Mtg Class B (GNMA
          Collateralized).............................................   7.997   08/01/18         3,014,923
  1,635   Tulsa, OK Indl Auth Hosp Rev Tulsa Regl Med Cent
          (Prerefunded @ 06/01/03)....................................   7.200   06/01/17         1,885,024
  1,000   Tulsa, OK Muni Arpt Tran Rev American Airls Inc.............   7.600   12/01/30         1,084,310
  1,500   Woodward, OK Muni Auth Sales Tax & Util (Prerefunded @
          11/01/97)...................................................   8.000   11/01/12         1,566,975
                                                                                             --------------
                                                                                                 16,901,919
                                                                                             --------------


                                               See Notes to Financial Statements

                               December 31, 1996
--------------------------------------------------------------------------------

  Par
Amount
 (000)                            Description                           Coupon   Maturity     Market Value
-----------------------------------------------------------------------------------------------------------
          OREGON  0.4%
$ 4,000   Oregon St Econ Dev Rev Georgia Pacific Corp.................   6.350%  08/01/25    $    4,084,040
    500   Salem, OR Hosp Fac Auth Rev Cap Manor Inc...................   7.500   12/01/24           522,525
                                                                                             --------------
                                                                                                  4,606,565
                                                                                             --------------
          PENNSYLVANIA  3.1%
    500   Chartiers Vly, PA Indl & Commercial Dev Auth 1st Mtg Rev....   7.250   12/01/11           511,425
  5,000   Chester Cnty, PA Hlth & Edl Fac Auth Hlth Sys Rev (AMBAC
          Insd) (c)...................................................   5.650   05/15/20         4,891,800
  1,750   Emmaus, PA Genl Auth Rev Ser A (BIGI Insd)..................   8.150   05/15/18         1,862,385
  2,500   Emmaus, PA Genl Auth Rev Ser C (BIGI Insd)..................   7.900   05/15/18         2,674,425
    500   Erie Cnty, PA Hosp Auth Rev Metro Hlth Cent.................   7.250   07/01/12           457,110
  5,000   Hazelton, PA Area Sch Dist Comp Interest Ser B (FGIC
          Insd).......................................................       *   03/01/18         1,499,900
  1,000   Lebanon Cnty, PA Hlth Fac Auth Hlth Cent Rev United Church
          of Christ Homes Rfdg........................................   6.750   10/01/10         1,013,960
    955   Lehigh Cnty, PA Indl Dev Auth Rev Rfdg......................   8.000   08/01/12           997,211
  1,315   Luzerne Cnty, PA Indl Dev Auth 1st Mtg Gross Rev Rfdg.......   7.875   12/01/13         1,381,802
  1,500   McKean Cnty, PA Hosp Auth Hosp Rev Bradford Hosp Proj
          (Crossover Rfdg @ 10/01/00).................................   8.875   10/01/20         1,738,605
  2,000   McKeesport, PA Hosp Auth Rev McKeesport Hosp Proj Rfdg......   6.500   07/01/08         2,055,560
  3,000   Montgomery Cnty, PA Higher Edl & Hlth Auth Hosp Rev
          (Embedded Swap) (AMBAC Insd)................................   7.490   06/01/12         3,089,700
  1,000   Montgomery Cnty, PA Indl Dev Auth Retirement Cmnty Rev......   6.300   01/01/13           964,420
  1,000   Montgomery Cnty, PA Indl Dev Auth Rev Res Recovery..........   7.500   01/01/12         1,076,740
    500   Pennsylvania St Higher Edl Fac Auth College & Univ Rev
          Hahnemann Univ Proj (Prerefunded @ 07/01/99) (MBIA Insd)....   7.200   07/01/19           545,075
    250   Pennsylvania St Higher Edl Fac Auth Rev Med College PA Ser A
          (Prerefunded @ 03/01/99)....................................   7.500   03/01/14           267,435
  1,500   Pennsylvania St Higher Edl Fac Auth Univ PA Ser A Rfdg......   5.750   01/01/22         1,505,220
    685   Philadelphia, PA Hosp & Higher Edl Fac Auth Hosp Rev........   7.250   03/01/24           670,745
  1,950   Ridley Park, PA Hosp Auth Rev Hosp Auth Rev Ser 1993A.......   6.000   12/01/13         1,904,780
  1,000   Scranton Lackawanna, PA Hlth & Welfare Auth Rev Allied Svcs
          Rehab Hosp Ser A............................................   7.375   07/15/08         1,065,980
    500   Scranton Lackawanna, PA Hlth & Welfare Auth Rev Moses Taylor
          Hosp Proj...................................................   8.250   07/01/09           539,685
  1,000   Washington Cnty, PA Hosp Auth Rev Hosp Canonsburg Genl Hosp
          Rfdg........................................................   7.350   06/01/13           974,760
                                                                                             --------------
                                                                                                 31,688,723
                                                                                             --------------
          RHODE ISLAND  0.6%
  2,000   Providence, RI Redev Agy Ctfs Partn Ser A...................   8.000   09/01/24         2,114,740
  2,345   Rhode Island Hsg & Mtg Fin Corp Rental Hsg Pgm Ser B (FHA
          Gtd)........................................................   7.950   10/01/30         2,502,561
  1,285   West Warwick, RI Ser A......................................   6.800   07/15/98         1,312,807
    600   West Warwick, RI Ser A......................................   7.300   07/15/08           647,472
                                                                                             --------------
                                                                                                  6,577,580
                                                                                             --------------
          SOUTH CAROLINA  0.4%
  3,000   Charleston Cnty, SC Arpt Dist Rfdg (MBIA Insd)..............   4.750   07/01/15         2,678,340
  1,070   Piedmont Muni Pwr Agy SC Elec Rev...........................   5.000   01/01/25           928,985
                                                                                             --------------
                                                                                                  3,607,325
                                                                                             --------------
          SOUTH DAKOTA  0.3%
  1,000   South Dakota St Hlth & Edl Fac Auth Rev Huron Reg Med
          Cent........................................................   7.250   04/01/20         1,058,300
    150   South Dakota St Hlth & Edl Fac Auth Rev Sioux Vly Hosp......   7.625   11/01/13           162,525
  1,850   South Dakota St Hlth & Edl Fac Auth Rev Sioux Vly Hosp
          (Prerefunded @ 11/01/98)....................................   7.625   11/01/13         2,003,328
                                                                                             --------------
                                                                                                  3,224,153
                                                                                             --------------
          TENNESSEE  0.4%
  1,750   Knox Cnty, TN Hlth Edl Hosp Fac Baptist Hlth Sys Rfdg & Impt
          (Connie Lee Insd)...........................................   5.500   04/15/17         1,690,728
  2,000   Springfield, TN Hlth & Edl Jesse Holman Jones Hosp Proj.....   8.500   04/01/24         2,161,980
                                                                                             --------------
                                                                                                  3,852,708
                                                                                             --------------


                                               See Notes to Financial Statements

                               December 31, 1996
--------------------------------------------------------------------------------

  Par
Amount
 (000)                            Description                           Coupon   Maturity     Market Value
-----------------------------------------------------------------------------------------------------------
          TEXAS  6.0%
$ 1,000   Austin, TX Arpt Sys Rev Prior Lien Ser A (MBIA Insd)........   6.125%  11/15/25    $    1,036,060
    500   Austin, TX Hsg Fin Corp Multi-Family Hsg Rev Stassney Woods
          Apartments Proj Rfdg........................................   6.500   10/01/10           513,920
  1,000   Austin, TX Hsg Fin Corp Multi-Family Hsg Rev Stassney Woods
          Apartments Proj Rfdg........................................   6.750   04/01/19         1,034,600
  2,500   Austin, TX Util Sys Rev (AMBAC Insd)........................       *   11/15/11         1,104,325
  3,000   Austin, TX Util Sys Rev (AMBAC Insd)........................       *   11/15/12         1,244,700
  1,000   Austin, TX Util Sys Rev Rfdg (AMBAC Insd) (b)...............   6.500   11/15/05         1,065,410
  1,000   Austin, TX Util Sys Rev Ser A (Prerefunded @ 11/15/98)......   7.800   11/15/12         1,087,970
    500   Baytown, TX Pptys Mgmt & Dev Corp Ser A (GNMA
          Collateralized).............................................   6.100   08/15/21           507,565
    160   Bell Cnty, TX Hlth Fac Dev Corp Rev Hosp Proj...............   9.250   07/01/08           175,832
    500   Bexar Cnty, TX Hlth Fac Dev Corp Hosp Rev Saint Luke's
          Lutheran Hosp...............................................   7.000   05/01/21           582,370
  1,500   Bexar Cnty, TX Hlth Fac Dev Corp Hosp Rev Saint Luke's
          Lutheran Hosp
          (Prerefunded @ 05/01/03)....................................   7.900   05/01/18         1,767,525
    375   Bexar Cnty, TX Hsg Fin Corp Rev Ser A (GNMA
          Collateralized).............................................   8.200   04/01/22           396,690
    600   Bexar Cnty, TX Hsg Fin Corp Rev Ser B (GNMA
          Collateralized).............................................   9.250   04/01/16           622,368
  1,675   Cedar Hill, TX Indt Sch Dist Cap Apprec Rfdg................       *   08/15/15           557,691
    625   Clear Creek, TX Indpt Sch Dist (Prerefunded @ 02/01/01).....   6.250   02/01/11           668,362
    250   Coastal Wtr Auth TX Conveyance Sys Rev (AMBAC Insd).........   6.250   12/15/17           265,293
    940   Dallas-Fort Worth, TX Intl Arpt Fac Impt Corp Rev American
          Airls Inc...................................................   7.500   11/01/25         1,007,708
    250   El Paso, TX Hsg Auth Multi-Family Rev Ser A.................   6.250   12/01/09           257,240
    520   Fort Worth, TX Hsg Fin Corp Home Mtg Rev Ser A Rfdg.........   8.500   10/01/11           567,752
  3,000   Galena Park, TX Indt Sch Dist Cap Apprec Rfdg...............       *   08/15/20           780,660
    115   Galveston, TX Ppty Fin Auth Single Family Mtg Rev Ser A.....   8.500   09/01/11           124,789
  2,750   Garland, TX Econ Dev Auth Indl Dev Rev Yellow Freight Sys
          Inc Proj....................................................   8.000   12/01/16         2,834,810
    250   Guadalupe Blanco River Auth TX Indl Dev Corp Pollutn Ctl
          Rev.........................................................   6.350   07/01/22           265,550
  1,250   Harris Cnty, TX Hlth Fac Dev Corp Hosp Rev..................   7.125   06/01/15         1,350,062
    100   Harris Cnty, TX Hsg Fin Corp Single Family Hsg Rev Ser 1983
          Ser A.......................................................  10.375   07/15/14           100,331
    250   Harris Cnty, TX Muni Util Dist No 120 (Prerefunded @
          08/01/01)...................................................   8.000   08/01/14           284,917
  1,000   Harris Cnty, TX Muni Util Dist Rfdg.........................   6.100   08/01/14         1,004,980
    375   Harris Cnty, TX Sch Hlthcare Corp Sys Rev...................   7.100   07/01/21           407,719
  1,000   Hidalgo Cnty, TX Hlth Svcs Mission Hosp Inc Proj............   7.000   08/15/08         1,057,060
    705   Houston, TX Hsg Fin Corp Single Family Mtg Rev Ser A Rfdg
          (FSA Insd)..................................................   5.950   12/01/10           718,783
    250   Lockhart, TX Correctional Fac Fin Corp Rev..................   6.625   04/01/12           268,073
  4,750   Matagorda Cnty, TX Navigation Dist No 1 Pollutn Ctl Rev Cent
          Pwr & Light Co Proj Rfdg (MBIA Insd)........................   6.100   07/01/28         4,882,572
    500   Mission Bend Muni Util Dist No 2 TX.........................  10.000   09/01/98           543,960
    145   Montgomery Cnty, TX Hlth Fac Dev Corp Hosp Mtg Rev Woodlands
          Med Cent Proj Rfdg..........................................   8.850   08/15/14           156,311
  3,500   North Central, TX Hlth Fac Dev Corp Rev Presbyterian
          Hlthcare Sys Ser C (Inverse Fltg) (Prerefunded @ 06/19/01)
          (MBIA Insd).................................................   9.485   06/22/21         4,186,875
    750   Northwest Harris Cnty, TX Muni Util Dist No 23..............   8.100   10/01/15           808,642
  2,050   Rusk Cnty, TX Hlth Fac Corp Hosp Rev Henderson Mem Hosp
          Proj........................................................   7.750   04/01/13         2,155,534
  1,000   Sam Rayburn, TX Muni Pwr Agy Pwr Supply Sys Rev.............   6.750   10/01/14           940,410
  1,000   Sam Rayburn, TX Muni Pwr Agy Pwr Supply Sys Rev Ser A
          Rfdg........................................................   6.250   10/01/17           885,120
    220   San Antonio, TX Elec & Gas Rev Ser A........................   6.500   02/01/12           230,729
    250   San Antonio, TX Hlth Fac Dev Corp Rev Encore Nursing Cent
          Partn.......................................................   8.250   12/01/19           269,453
    500   Tarrant Cnty, TX Hlth Fac Dev Corp Hosp Rev Fort Worth
          Osteopathic Rfdg & Impt.....................................   7.000   05/15/28           522,685
    500   Texas Genl Svcs Cmnty Partn Interests Office Bldg & Land
          Aquisition Proj.............................................   7.000   08/01/24           515,105
    271   Texas Genl Svcs Cmnty Partn Interests Office Bldg & Land
          Aquisition Proj.............................................   7.000   08/01/09           278,834
    500   Texas Genl Svcs Cmnty Partn Interests Office Bldg & Land
          Acquisition Proj............................................   7.000    8/01/19           515,045


                                               See Notes to Financial Statements

                               December 31, 1996
--------------------------------------------------------------------------------

  Par
Amount
 (000)                            Description                           Coupon   Maturity     Market Value
-----------------------------------------------------------------------------------------------------------
          TEXAS (CONTINUED)
$   950   Texas Genl Svcs Cmnty Partn Lease Purchase Cert.............   7.500%  02/15/13    $      964,621
    115   Texas Hsg Agy Mtg Rev Ser A.................................   7.150   09/01/12           119,589
  5,250   Texas St Dept Hsg & Cmnty Affairs Home Mtg Rev Coll Ser C
          Rfdg (Inverse Fltg) (GNMA Collateralized)...................   9.714   07/02/24         6,076,875
    325   Texas St Higher Edl Brd College Sr Lien.....................   7.700   10/01/25           342,456
  4,025   Texas St Higher Edl Coordinating Brd College Student Ln
          (d).........................................................  0/7.850  10/01/25         3,415,011
    250   Texas St Rfdg...............................................   6.500   12/01/21           264,723
  1,000   Texas St Superconducting Ser C..............................   5.500   04/01/20           973,690
    250   Texas St Tpk Auth Dallas Thruway Rev........................   6.000   01/01/20           250,515
  1,000   Texas St Veterans Hsg Assist (MBIA Insd)....................   6.800   12/01/10         1,049,170
  1,300   Texas St Veterans Hsg Assist (MBIA Insd)....................   6.800   12/01/23         1,363,609
    380   Travis Cnty, TX Hsg Fin Corp Single Family Mtg Rev (GNMA
          Collateralized).............................................   8.200   04/01/22           394,459
  2,250   West Side Calhoun Cnty, TX Navig Dist Solid Waste Disp Union
          Carbide Chem & Plastics.....................................   8.200   03/15/21         2,518,087
    500   Willow Fork Drainage Dist TX................................   7.000   03/01/11           529,485
    500   Willow Fork Drainage Dist TX................................   7.000   03/01/12           532,935
    500   Willow Fork Drainage Dist TX................................   7.000   03/01/13           531,555
  1,000   Winters, TX Wtrwks & Swr Sys Rev (Prerefunded @ 08/01/03)...   8.500   08/01/17         1,225,220
                                                                                             --------------
                                                                                                 61,104,390
                                                                                             --------------
          UTAH  2.7%
  3,140   Bountiful, UT Hosp Rev South Davis Cmnty Hosp Proj..........   9.500   12/15/18         3,485,808
  1,340   Hildale, UT Elec Rev Gas Turbine Elec Fac Proj..............   7.800   09/01/15         1,335,605
  1,000   Hildale, UT Elec Rev Gas Turbine Elec Fac Proj..............   8.000   09/01/20         1,008,720
  1,000   Hildale, UT Elec Rev Gas Turbine Elec Fac Proj..............   7.800   09/01/25           990,230
  1,850   Intermountain Pwr Agy UT Pwr Supply Rev Ser 86B.............   5.000   07/01/16         1,679,522
  1,000   Intermountain Pwr Agy UT Pwr Supply Rev Ser A (Prerefunded @
          07/01/99)...................................................   6.000   07/01/23         1,042,900
  3,650   Intermountain Pwr Agy UT Pwr Supply Rev Ser B Rfdg..........   7.750   07/01/20         3,885,498
 11,000   Salt Lake City, UT Hosp Rev IHC Hosp Inc Rfdg (Embedded
          Swap).......................................................   7.800   02/15/12        11,706,200
  1,115   Utah St Hsg Fin Agy Single Family Mtg Sr Ser A1 (FHA Gtd)...   7.100   07/01/14         1,161,975
  1,495   Utah St Hsg Fin Agy Single Family Mtg Sr Ser A2 (FHA Gtd)...   7.200   01/01/27         1,566,596
                                                                                             --------------
                                                                                                 27,863,054
                                                                                             --------------
          VIRGINIA  1.5%
  2,000   Fairfax Cnty, VA Park Auth Park Fac Rev.....................   6.625   07/15/14         2,106,380
  3,500   Fredericksburg, VA Indl Dev Auth Hosp Fac Rev (Inverse Fltg)
          (Prerefunded @ 08/15/01) (FGIC Insd)........................   6.600   08/15/23         3,844,855
  2,080   Loudoun Cnty, VA Ctfs Partn (FSA Insd)......................   6.800   03/01/14         2,339,584
  1,000   Loudoun Cnty, VA Ctfs Partn (FSA Insd)......................   6.900   03/01/19         1,128,830
  5,000   Roanoke, VA Indl Dev Auth Hosp Rev Roanoke Mem Hosp Carilion
          Hlth Sys Ser B Rfdg (MBIA Insd).............................   4.700   01/01/00         4,934,000
  1,000   Virginia Port Auth Comwlth Port Fund Rev....................   8.200   07/01/08         1,067,500
                                                                                             --------------
                                                                                                 15,421,149
                                                                                             --------------
          WASHINGTON  0.8%
  1,000   Port Walla Walla, WA Pub Corp Solid Waste Recycling Rev
          Ponderosa Fibres Proj.......................................   9.125   01/01/26           915,050
  1,250   Washington St Pub Pwr Supply Sys Nuclear Proj No 1 Rev (FGIC
          Insd).......................................................   7.125   07/01/16         1,500,387
  2,000   Washington St Pub Pwr Supply Sys Nuclear Proj No 2 Rev
          (Prerefunded @ 01/01/01)....................................   7.625   07/01/10         2,259,560
  1,000   Washington St Pub Pwr Supply Sys Nuclear Proj No 2 Rev
          (Prerefunded @ 07/01/00)....................................   7.375   07/01/12         1,112,880
  2,500   Washington St Pub Pwr Supply Sys Nuclear Proj No 2 Rev Rfdg
          (Prerefunded @ 07/01/00)....................................   7.000   07/01/12         2,752,100
                                                                                             --------------
                                                                                                  8,539,977
                                                                                             --------------
          WEST VIRGINIA  0.7%
  6,750   South Charleston, WV Indl Dev Rev Union Carbide Chem &
          Plastics Ser A..............................................   8.000%  08/01/20         7,258,748
                                                                                             --------------


                                               See Notes to Financial Statements

                               December 31, 1996
--------------------------------------------------------------------------------

  Par
Amount
 (000)                            Description                           Coupon   Maturity      Market Value
-----------------------------------------------------------------------------------------------------------
          WISCONSIN  1.9%
$   750   Jefferson, WI Swr Sys Wtrwrks & Elec Sys Mtg Rev
          (Prerefunded @ 07/01/01)....................................   7.400%  07/01/16    $      840,142
  2,640   Wisconsin Hsg & Econ Dev Auth Home Ownership Rev Rfdg
          (Inverse Fltg)..............................................  10.057   10/25/22         2,894,100
  1,000   Wisconsin Hsg & Econ Dev Auth Home Ownership Rev Ser D......   6.450   09/01/27         1,021,270
  5,000   Wisconsin St Hlth & Edl Fac Auth Rev Aurora Med Group Inc
          Ser P (FSA Insd)............................................   5.600   11/15/16         4,926,000
    600   Wisconsin St Hlth & Edl Fac Auth Rev Hess Mem Hosp Assn.....   7.200   11/01/05           599,724
  1,800   Wisconsin St Hlth & Edl Fac Auth Rev Hess Mem Hosp Assn.....   7.875   11/01/22         1,811,412
  1,000   Wisconsin St Hlth & Edl Fac Auth Rev United Lutheran Proj
          Aging Inc...................................................   8.500   03/01/19         1,050,760
  4,500   Wisconsin St Hlth & Edl Fac Auth Waukesha Mem Hosp Ser A
          (AMBAC Insd)................................................   5.250   08/15/19         4,263,210
  2,000   Wisconsin St Hlth & Edl Milwaukee Catholic Home Proj........   7.500   07/01/26         2,050,600
                                                                                             --------------
                                                                                                 19,457,218
                                                                                             --------------
          WYOMING  0.3%
  3,030   Wyoming Cmny Dev Auth Hsg Rev Ser 5.........................   6.200   06/01/16         3,039,938
                                                                                             --------------
TOTAL LONG-TERM INVESTMENTS  99.6%
  (Cost $951,637,004) (a).................................................................    1,012,737,353
SHORT-TERM INVESTMENTS AT AMORTIZED COST  1.7%............................................       17,061,604
LIABILITIES IN EXCESS OF OTHER ASSETS  (1.3%).............................................      (13,557,005)
                                                                                             --------------
NET ASSETS  100.0%........................................................................   $1,016,241,952
                                                                                             ==============

*Zero coupon bond

(a) At December 31, 1996, for federal income tax purposes, cost is $951,662,670, the aggregate gross unrealized appreciation is $71,572,022 and the aggregate gross unrealized depreciation is $10,497,339, resulting in net unrealized appreciation of $61,074,683.

(b) Securities purchased on a when issued or delayed delivery basis.

(c) Assets segregated as collateral for when issued or delayed delivery purchase commitments, open option and open futures transactions.

(d) Security is a "step-up" bond where the coupon increases or steps up at a predetermined date.

(e) Non-Income producing security.

AMBAC--AMBAC Indemnity Corporation

BIGI--Bond Investor Guaranty Inc.

FGIC--Financial Guaranty Insurance Company

FSA--Financial Security Assurance Inc.

MBIA--Municipal Bond Investors Assurance Corp.

                                               See Notes to Financial Statements

                      STATEMENT OF ASSETS AND LIABILITIES

                               December 31, 1996
--------------------------------------------------------------------------------

ASSETS:
Long-Term Investments, at Market Value (Cost $951,637,004)
  (Note 1)..................................................  $1,012,737,353
Short-Term Investments (Note 1).............................      17,061,604
Cash........................................................         104,623
Receivables:
  Interest..................................................      18,278,625
  Securities Sold...........................................       8,426,181
  Fund Shares Sold..........................................         642,914
  Variation Margin on Futures (Note 5)......................         149,919
Options at Market Value (Net premiums paid of $659,624)
  (Note 5)..................................................         386,722
                                                              --------------
      Total Assets..........................................   1,057,787,941
                                                              --------------
LIABILITIES:
Payables:
  Securities Purchased......................................      24,860,688
  Fund Shares Repurchased...................................      12,644,490
  Income Distributions......................................       2,323,471
  Distributor and Affiliates (Notes 2 and 6)................         907,297
  Investment Advisory Fee (Note 2)..........................         409,909
Accrued Expenses............................................         282,865
Deferred Compensation and Retirement Plans (Note 2).........         117,269
                                                              --------------
      Total Liabilities.....................................      41,545,989
                                                              --------------
NET ASSETS..................................................  $1,016,241,952
                                                              ==============
NET ASSETS CONSIST OF:
Capital (Note 3)............................................  $  982,656,656
Net Unrealized Appreciation on Securities...................      60,847,273
Accumulated Undistributed Net Investment Income.............         662,245
Accumulated Net Realized Loss on Securities.................     (27,924,222)
                                                              --------------
NET ASSETS..................................................  $1,016,241,952
                                                              ==============
MAXIMUM OFFERING PRICE PER SHARE:
  Class A Shares:
    Net asset value and redemption price per share (Based on
     net assets of $792,340,929 and 51,899,523 shares of
     beneficial interest issued and outstanding)............  $        15.27
    Maximum sales charge (4.75%* of offering price).........             .76
                                                              --------------
    Maximum offering price to public........................  $        16.03
                                                              ==============
  Class B Shares:
    Net asset value and offering price per share (Based on
     net assets of $210,982,818 and 13,819,776 shares of
     beneficial interest issued and outstanding)............  $        15.27
                                                              ==============
  Class C Shares:
    Net asset value and offering price per share (Based on
     net assets of $12,918,205 and 846,831 shares of
     beneficial interest issued and outstanding)............  $        15.25
                                                              ==============
*On sales of $100,000 or more, the sales charge will be
  reduced.


                                               See Notes to Financial Statements

                            STATEMENT OF OPERATIONS

                      For the Year Ended December 31, 1996
--------------------------------------------------------------------------------

INVESTMENT INCOME:
Interest....................................................  $ 69,853,730
                                                              ------------
EXPENSES:
Investment Advisory Fee (Note 2)............................     4,825,272
Distribution (12b-1) and Service Fees (Attributed to Classes
  A, B and C of $1,990,737, $2,084,477 and $119,847,
  respectively) (Note 6)....................................     4,195,061
Shareholder Services (Note 2)...............................     1,131,955
Custody.....................................................       329,016
Legal (Note 2)..............................................       172,500
Trustees Fees and Expenses (Note 2).........................        35,372
Other.......................................................       575,056
                                                              ------------
    Total Expenses..........................................    11,264,232
    Less Expenses Reimbursed (Note 2).......................        10,028
                                                              ------------
    Net Expenses............................................    11,254,204
                                                              ------------
NET INVESTMENT INCOME.......................................  $ 58,599,526
                                                              ============
REALIZED AND UNREALIZED GAIN/LOSS ON SECURITIES:
Realized Gain/Loss on Securities:
  Investments (Including reorganization and restructuring
    costs of $345,015)......................................  $ 13,578,699
  Options...................................................      (914,878)
  Futures...................................................     2,865,748
                                                              ------------
Net Realized Gain on Securities.............................    15,529,569
                                                              ------------
Unrealized Appreciation/Depreciation on Securities:
  Beginning of the Period...................................    95,777,573
                                                              ------------
  End of the Period:
    Investments.............................................    61,100,349
    Options.................................................      (272,902)
    Futures.................................................        19,826
                                                              ------------
                                                                60,847,273
                                                              ------------
Net Unrealized Depreciation on Securities During the
  Period....................................................   (34,930,300)
                                                              ------------
NET REALIZED AND UNREALIZED LOSS ON SECURITIES..............  $(19,400,731)
                                                              ============
NET INCREASE IN NET ASSETS FROM OPERATIONS..................  $ 39,198,795
                                                              ============

                                               See Notes to Financial Statements

                       STATEMENT OF CHANGES IN NET ASSETS

                 For the Years Ended December 31, 1996 and 1995
--------------------------------------------------------------------------------

                                                                 Year Ended          Year Ended
                                                              December 31, 1996   December 31, 1995
---------------------------------------------------------------------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income.......................................   $   58,599,526      $   43,789,819
Net Realized Gain/Loss on Securities........................       15,529,569         (13,008,288)
Net Unrealized Appreciation/Depreciation on Securities
  During the Period.........................................      (34,930,300)        108,912,791
                                                               --------------      --------------
Change in Net Assets from Operations........................       39,198,795         139,694,322
                                                               --------------      --------------

Distributions from Net Investment Income....................      (57,534,519)        (43,561,521)
Distributions in Excess of Net Investment Income (Note 1)...              -0-            (826,976)
                                                               --------------      --------------

Distributions from and in Excess of Net Investment
  Income*...................................................      (57,534,519)        (44,388,497)
                                                               --------------      --------------

NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES.........      (18,335,724)         95,305,825
                                                               --------------      --------------

FROM CAPITAL TRANSACTIONS (NOTE 3):
Proceeds from Shares Sold...................................      448,529,529         406,337,419
Net Asset Value of Shares Issued Through Dividend
  Reinvestment..............................................       29,896,737          23,081,168
Cost of Shares Repurchased..................................     (511,329,514)       (116,597,602)
                                                               --------------      --------------

NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS..........      (32,903,248)        312,820,985
                                                               --------------      --------------

TOTAL INCREASE/DECREASE IN NET ASSETS.......................      (51,238,972)        408,126,810
NET ASSETS:
Beginning of the Period.....................................    1,067,480,924         659,354,114
                                                               --------------      --------------

End of the Period (Including accumulated undistributed net
  investment income of $662,245 and $(553,439),
  respectively).............................................   $1,016,241,952      $1,067,480,924
                                                               ==============      ==============

                                                            Year Ended          Year Ended
                *Distributions by Class                  December 31, 1996   December 31, 1995
----------------------------------------------------------------------------------------------
Distributions from and in Excess of Net Investment
  Income:
  Class A Shares........................................ $  (46,362,424)    $   (34,867,726)
  Class B Shares........................................    (10,564,184)         (9,177,676)
  Class C Shares........................................       (607,911)           (313,688)
  Class D Shares........................................             --             (29,407)
                                                         --------------     ---------------

                                                         $  (57,534,519)    $   (44,388,497)
                                                         ==============     ===============

                                               See Notes to Financial Statements

                              FINANCIAL HIGHLIGHTS

       The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.
--------------------------------------------------------------------------------


                                                                          Year Ended December 31,
                                                              -----------------------------------------------
                       Class A Shares                          1996      1995      1994      1993      1992
-------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of the Period....................  $15.549   $14.261   $16.164   $15.310   $15.071
                                                              -------   -------   -------   -------   -------
  Net Investment Income.....................................     .898      .874      .886      .964     1.041
  Net Realized and Unrealized Gain/Loss on Securities.......    (.298)    1.296    (1.907)     .862      .374
                                                              -------   -------   -------   -------   -------
Total from Investment Operations............................     .600     2.170    (1.021)    1.826     1.415
                                                              -------   -------   -------   -------   -------
Less:
  Distributions from and in Excess of Net Investment Income
    (Note 1)................................................     .882      .882      .882      .972     1.044
  Distributions from and in Excess of Net Realized Gain on
    Securities (Note 1).....................................      -0-       -0-       -0-       -0-      .132
                                                              -------   -------   -------   -------   -------
Total Distributions.........................................     .882      .882      .882      .972     1.176
                                                              -------   -------   -------   -------   -------
Net Asset Value, End of the Period..........................  $15.267   $15.549   $14.261   $16.164   $15.310
                                                              =======   =======   =======   =======   =======
Total Return* (a)...........................................    4.07%    15.61%    (6.37%)   12.20%     9.69%
Net Assets at End of the Period (In millions)...............   $792.3    $839.7    $495.8    $597.6    $463.6
Ratio of Expenses to Average Net Assets*....................     .94%      .99%      .99%      .87%      .86%
Ratio of Net Investment Income to Average Net Assets*.......    5.93%     5.86%     5.93%     6.08%     6.76%
Portfolio Turnover..........................................      73%       61%       75%       82%       92%
*If certain expenses had not been assumed by VKAC, total
  return would have been lower and the ratios would have
  been as follows:
Ratio of Expenses to Average Net Assets.....................     .94%      .99%      .99%      .98%     1.00%
Ratio of Net Investment Income to Average Net Assets........    5.93%     5.86%     5.93%     5.97%     6.62%

(a) Total Return is based upon net asset value which does not include payment of the maximum sales charge or contingent deferred sales charge.

                                               See Notes to Financial Statements

       The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.
--------------------------------------------------------------------------------

                                                                                                     August 24, 1992
                                                                   Year Ended December 31,          (Commencement of
                                                            -------------------------------------   Distribution) to
                      Class B Shares                         1996      1995      1994      1993     December 31, 1992
---------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of the Period..................  $15.549   $14.261   $16.139   $15.308             $15.481
                                                            -------   -------   -------   -------             -------
  Net Investment Income...................................     .783      .762      .780      .852                .320
  Net Realized and Unrealized Gain/Loss on Securities.....    (.297)    1.294    (1.890)     .845               (.033)
                                                            -------   -------   -------   -------             -------
Total from Investment Operations..........................     .486     2.056    (1.110)    1.697                .287
                                                            -------   -------   -------   -------             -------
Less:
  Distributions from and in Excess of Net Investment
    Income (Note 1).......................................     .768      .768      .768      .866                .328
  Distributions from and in Excess of Net Realized Gain on
    Securities (Note 1)...................................      -0-       -0-       -0-       -0-                .132
                                                            -------   -------   -------   -------             -------
Total Distributions.......................................     .768      .768      .768      .866                .460
                                                            -------   -------   -------   -------             -------
Net Asset Value, End of the Period........................  $15.267   $15.549   $14.261   $16.139             $15.308
                                                            =======   =======   =======   =======             =======
Total Return* (a).........................................    3.29%    14.74%    (6.96%)   11.33%               1.90%**
Net Assets at End of the Period (In millions).............   $211.0    $216.6    $158.7    $168.2               $48.4
Ratio of Expenses to Average Net Assets*..................    1.70%     1.73%     1.70%     1.65%               1.66%
Ratio of Net Investment Income to Average Net Assets*.....    5.17%     5.09%     5.22%     5.19%               5.23%
Portfolio Turnover........................................      73%       61%       75%       82%                 92%
*If certain expenses had not been assumed by VKAC, total
  return would have been lower and the ratios would have
  been as follows:
Ratio of Expenses to Average Net Assets...................    1.70%     1.73%     1.70%     1.73%               2.42%
Ratio of Net Investment Income to Average Net Assets......    5.17%     5.09%     5.22%     5.11%               4.48%

**Non-Annualized

(a) Total Return is based upon net asset value which does not include payment of the maximum sales charge or contingent deferred sales charge.

                                               See Notes to Financial Statements

       The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.
--------------------------------------------------------------------------------

                                                                                             August 13, 1993
                                                                Year Ended December 31,     (Commencement of
                                                              ---------------------------   Distribution) to
                       Class C Shares                          1996      1995      1994     December 31, 1993
-------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of the Period....................  $15.545   $14.262   $16.141             $15.990
                                                              -------   -------   -------             -------
  Net Investment Income.....................................     .782      .771      .783                .300
  Net Realized and Unrealized Gain/Loss on Securities.......    (.305)    1.280    (1.894)               .171
                                                              -------   -------   -------             -------
Total from Investment Operations............................     .477     2.051    (1.111)               .471
Less Distributions from and in Excess of Net Investment
  Income (Note 1)...........................................     .768      .768      .768                .320
                                                              -------   -------   -------             -------
Net Asset Value, End of the Period..........................  $15.254   $15.545   $14.262             $16.141
                                                              =======   =======   =======             =======
Total Return (a)............................................    3.16%    14.74%    (6.97%)              2.96%*
Net Assets at End of the Period (In millions)...............    $12.9     $11.2      $3.9                $4.1
Ratio of Expenses to Average Net Assets (b).................    1.70%     1.72%     1.74%               1.85%
Ratio of Net Investment Income to Average Net Assets (b)....    5.17%     5.24%     5.19%               3.95%
Portfolio Turnover..........................................      73%       61%       75%                 82%

*Non-Annualized

(a) Total Return is based upon net asset value which does not include payment of the maximum sales charge or contingent deferred sales charge.

(b) The impact on the Ratios of Expenses and Net Investment Income to Average Net Assets due to VKAC reimbursement of certain expenses was less than 0.01%.

                                               See Notes to Financial Statements

                         NOTES TO FINANCIAL STATEMENTS

                               December 31, 1996
--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen American Capital Municipal Income Fund (the "Fund") is organized as a series of the Van Kampen American Capital Tax Free Trust, a Delaware business trust, and is registered as a diversified open-end management investment company under the Investment Company Act of 1940, as amended. The Fund's investment objective is to provide a high level of current income exempt from federal income tax, consistent with preservation of capital. The Fund commenced investment operations on August 1, 1990. The distribution of the Fund's Class B and Class C shares commenced on August 24, 1992 and August 13, 1993, respectively. On July 6, 1995, all Class D shareholders redeemed their shares and the class was eliminated. The Fund will no longer offer Class D shares.

       The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION--Investments are stated at value using market quotations or, if such valuations are not available, estimates obtained from yield data relating to instruments or securities with similar characteristics in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost.

B. SECURITY TRANSACTIONS--Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. The Fund may purchase and sell securities on a "when issued" or "delayed delivery" basis, with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Fund will maintain, in a segregated account with its custodian, assets having an aggregate value at least equal to the amount of the when issued or delayed delivery purchase commitments until payment is made.

C. INVESTMENT INCOME--Interest income is recorded on an accrual basis. Bond premium and original issue discount are amortized over the expected life of each applicable security.

D. FEDERAL INCOME TAXES--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

       The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. At December 31, 1996, the Fund had an accumulated capital loss carryforward for tax purposes of $28,118,805 which expires between December 31, 2002 and December 31, 2003. Net realized gains or losses differ for financial reporting and tax purposes primarily as a result of the deferral of losses for tax purposes resulting from wash sale transactions, gains or losses recognized for tax purposes on open option and futures positions and the capitalization for tax purposes of reorganization and restructuring costs.

                               December 31, 1996
--------------------------------------------------------------------------------

E. DISTRIBUTION OF INCOME AND GAINS--The Fund declares daily and pays monthly dividends from net investment income. Net realized gains, if any, are distributed annually. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes.

       For the year ended December 31, 1996, 98.77% of the income distributions made by the Fund were exempt from federal income taxes.

       Due to inherent differences in the recognition of interest income under generally accepted accounting principles and federal income tax purposes, for those securities which the Fund has placed on non-accrual status, the amount of distributable net investment income may differ between book and federal income tax purposes for a particular period. These differences are temporary in nature, but may result in book basis distribution in excess of net investment income for certain periods. Additionally, permanent book and tax basis differences relating to the recognition of certain expenses which are not deductible for tax purposes totaling $150,677 were reclassified from accumulated undistributed net investment income to capital.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, Van Kampen American Capital Investment Advisory Corp. (the "Adviser") will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

                     AVERAGE NET ASSETS                      % PER ANNUM
------------------------------------------------------------------------
First $500 million..........................................   .50 of 1%
Over $500 million...........................................   .45 of 1%

       Certain legal expenses are paid to Skadden, Arps, Slate, Meagher & Flom (Illinois), counsel to the Fund, of which a trustee of the Fund is an affiliated person.

       For the year ended December 31, 1996, the Fund recognized expenses of approximately $108,100 representing Van Kampen American Capital Distributors, Inc.'s or its affiliates' (collectively "VKAC") cost of providing accounting, cash management and legal services to the Fund.

       ACCESS Investor Services, Inc. ("ACCESS"), an affiliate of the Adviser, serves as the shareholder servicing agent of the Fund. For the year ended December 31, 1996, the Fund recognized expenses of approximately $892,000, representing ACCESS' cost of providing transfer agency and shareholder services plus a profit.

       Certain officers and trustees of the Fund are also officers and directors of VKAC. The Fund does not compensate its officers or trustees who are officers of VKAC. For the year ended December 31, 1996, the Adviser reimbursed the Fund for certain trustees' compensation in connection with the July, 1995 increase in the number of trustees of the Fund.

       The Fund has implemented deferred compensation and retirement plans for its trustees. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation to a later date. The retirement plan covers those trustees who are not officers of VKAC.

       At December 31, 1996, VKAC owned 6,894, 33 and 32 shares of Classes A, B and C, respectively.

3. CAPITAL TRANSACTIONS

The Fund has outstanding three classes of shares of beneficial interest, Classes A, B and C each with a par value of $.01 per share. There are an unlimited number of shares of each class authorized.

                               December 31, 1996
--------------------------------------------------------------------------------

       At December 31, 1996, capital aggregated $760,254,848, $209,639,832 and
$12,761,976 for Classes A, B and C, respectively. For the year ended December 31, 1996, transactions were as follows:

                                                                SHARES          VALUE
-----------------------------------------------------------------------------------------
Sales:
  Class A...................................................   27,650,131   $ 418,053,766
  Class B...................................................    1,641,964      24,779,007
  Class C...................................................      375,923       5,696,756
                                                              -----------   -------------
Total Sales.................................................   29,668,018   $ 448,529,529
                                                              ===========   =============
Dividend Reinvestment:
  Class A...................................................    1,572,959   $  23,855,458
  Class B...................................................      375,855       5,699,914
  Class C...................................................       22,531         341,365
                                                              -----------   -------------
Total Dividend Reinvestment.................................    1,971,345   $  29,896,737
                                                              ===========   =============
Repurchases:
  Class A...................................................  (31,326,699)  $(474,926,518)
  Class B...................................................   (2,128,006)    (32,268,288)
  Class C...................................................     (272,810)     (4,134,708)
                                                              -----------   -------------
Total Repurchases...........................................  (33,727,515)  $(511,329,514)
                                                              ===========   =============

                               December 31, 1996
--------------------------------------------------------------------------------

       At December 31, 1995, capital aggregated $793,389,808, $211,460,358 and
$10,860,415 for Classes A, B and C, respectively. For the year ended December 31, 1995, transactions were as follows:

                                                                SHARES          VALUE
-----------------------------------------------------------------------------------------
Sales:
  Class A...................................................   24,431,223   $ 346,409,490
  Class B...................................................    3,801,812      52,179,384
  Class C...................................................      533,838       7,748,545
  Class D...................................................          -0-             -0-
                                                               ----------   -------------
Total Sales.................................................   28,766,873   $ 406,337,419
                                                               ==========   =============
Dividend Reinvestment:
  Class A...................................................    1,177,039   $  17,764,127
  Class B...................................................      388,749       5,104,906
  Class C...................................................       12,019         181,673
  Class D...................................................        2,041          30,462
                                                               ----------   -------------
Total Dividend Reinvestment.................................    1,579,848   $  23,081,168
                                                               ==========   =============
Repurchases:
  Class A...................................................   (6,373,222)  $ (93,894,378)
  Class B...................................................   (1,339,250)    (20,151,942)
  Class C...................................................      (94,687)     (1,432,423)
  Class D...................................................      (70,940)     (1,118,859)
                                                               ----------   -------------
Total Repurchases...........................................   (7,878,099)  $(116,597,602)
                                                               ==========   =============

       Class B and C shares are offered without a front end sales charge, but are subject to a contingent deferred sales charge (CDSC). The CDSC will be imposed on most redemptions made within six years of the purchase for Class B and one year of the purchase for Class C as detailed in the following schedule. The Class B and C shares bear the expense of their respective deferred sales arrangements, including higher distribution and service fees and incremental transfer agency costs.

                                                                CONTINGENT DEFERRED
                                                                   SALES CHARGE
                     YEAR OF REDEMPTION                       CLASS B         CLASS C
-------------------------------------------------------------------------------------
First.......................................................   4.00%           1.00%
Second......................................................   3.75%            None
Third.......................................................   3.50%            None
Fourth......................................................   2.50%            None
Fifth.......................................................   1.50%            None
Sixth.......................................................   1.00%            None
Seventh and Thereafter......................................    None            None

                               December 31, 1996
--------------------------------------------------------------------------------

       For the year ended December 31, 1996, VKAC, as Distributor for the Fund, received commissions on sales of the Fund's Class A shares of approximately $122,900 and CDSC on redeemed shares of approximately $506,000. Sales charges do not represent expenses of the Fund.

       On September 22, 1995, the Fund acquired all of the assets and liabilities of the Van Kampen American Capital Municipal Bond Fund (the "AC Fund"), through a tax free reorganization approved by AC Fund shareholders on September 21, 1995. The Fund issued 20,054,672, 2,774,312 and 471,489 shares of
Classes A, B and C valued at $301,019,346, $41,842,606 and $7,076,761, respectively, in exchange for AC Fund's net assets. Shares issued in connection with this reorganization are included in common share sales for the year ended December 31, 1995. Combined net assets on the date of acquisition were $1,027,309,801.

       On October 25, 1996, the Fund acquired all of the assets and liabilities of the Van Kampen American Capital Texas Tax Free Income Fund (the "TX Fund"), through a tax free reorganization approved by TX Fund shareholders on October 15, 1996. The Fund issued 605,902, 421,195 and 53,444 shares of Classes A, B and C valued at $9,179,415, $6,381,107 and $809,140, respectively, in exchange for TX Fund's net assets. Shares issued in connection with this reorganization are included in common share sales for the current period. Combined net assets on the day of acquisition were $1,003,018,474.

4. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $744,315,333 and $775,600,106, respectively.

5. DERIVATIVE FINANCIAL INSTRUMENTS

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index.

       The Fund has a variety of reasons to use derivative instruments, such as to attempt to protect the Fund against possible changes in the market value of its portfolio and to manage the portfolio's effective yield, maturity and duration. All of the Fund's portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in the unrealized appreciation/depreciation on investments. Upon disposition, a realized gain or loss is recognized accordingly, except when exercising an option contract or taking delivery of a security underlying a futures contract. In these instances the recognition of gain or loss is postponed until the disposal of the security underlying the option or futures contract.

       Summarized below are the specific types of derivative financial instruments used by the Fund.

A. OPTION CONTRACTS--An option contract gives the buyer the right, but not the obligation to buy (call) or sell (put) an underlying item at a fixed exercise price during a specified period. These contracts are generally used by the Fund to manage the portfolio's effective maturity and duration.

                               December 31, 1996
--------------------------------------------------------------------------------

       Transactions in options for the year ended December 31, 1996, were as follows:

                                                              Contracts     Premium
-------------------------------------------------------------------------------------
Outstanding at December 31, 1995............................       -0-    $       -0-
Options Written and Purchased (Net).........................    24,420     (3,345,011)
Options Terminated in Closing Transactions (Net)............    (9,862)       420,072
Options Expired (Net).......................................   (13,171)     2,038,789
Options Exercised (Net).....................................      (637)       226,526
                                                              ---------   -----------
Outstanding at December 31, 1996............................       750    $  (659,624)
                                                              =========   ===========

       The related futures contracts of the outstanding option transactions as of December 31, 1996, and the description and market value are as follows:

                                                                                      MARKET
                                                                   EXP. MONTH/        VALUE
                                                     CONTRACTS    EXERCISE PRICE    OF OPTIONS
----------------------------------------------------------------------------------------------
U.S. Treasury Bond Futures
  March 1997--Purchased Calls (Current Notional
  Value of $112,625 per Contract)................       750             Feb./116    $ 386,722
                                                        ===                         =========

B. FUTURES CONTRACTS--A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. The Fund generally invests in futures on U.S. Treasury Bonds and the Municipal Bond Index and typically closes the contract prior to the delivery date. These contracts are generally used to manage the portfolio's effective maturity and duration.

       Upon entering into futures contracts, the Fund maintains, in a segregated account with its custodian, securities with a value equal to its obligation under the futures contracts. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin).

       Transactions in futures contracts for the year ended December 31, 1996, were as follows:

                                                              CONTRACTS
-----------------------------------------------------------------------
Outstanding at December 31, 1995............................     1,100
Futures Opened..............................................    39,389
Futures Closed..............................................   (40,238)
                                                              --------
Outstanding at December 31, 1996............................       251
                                                              ========

                               December 31, 1996
--------------------------------------------------------------------------------

       The futures contracts outstanding at December 31, 1996, and the descriptions and unrealized appreciation/depreciation are as follows:

                                                                         UNREALIZED
                                                                        APPRECIATION/
                                                            CONTRACTS   DEPRECIATION
-------------------------------------------------------------------------------------
U.S. Treasury Bond Futures
  March 1997--Sells to Open (Current Notional Value
  $112,625 per contract)..................................      50         $24,598

Municipal Bond Index Futures
  March 1997--Sells to Open (Current Notional Value
  $116,063 per contract)..................................     201          (4,772)
                                                               ---         -------

                                                               251         $19,826
                                                               ===         =======

C. INDEXED SECURITIES--These instruments are identified in the portfolio of investments. The price of these securities may be more volatile than the price of a comparable fixed rate security.

       An Inverse Floating security is one where the coupon is inversely indexed to a short-term floating interest rate multiplied by a specified factor. As the floating rate rises, the coupon is reduced. Conversely, as the floating rate declines, the coupon is increased. These instruments are typically used by the Fund to enhance the yield of the portfolio.

       An Embedded Swap security includes a swap component such that the fixed coupon component of the underlying bond is adjusted by the difference between the securities fixed swap rate and the floating swap index. These instruments are typically used by the Fund to enhance the yield of the portfolio.

6. DISTRIBUTION AND SERVICE PLANS

The Fund and its shareholders have adopted a distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 and a service plan (collectively the "Plans"). The Plans govern payments for the distribution of the Fund's shares, ongoing shareholder services and maintenance of shareholder accounts.

       Annual fees under the Plans of up to .25% for Class A net assets and 1.00% each for Class B and Class C net assets are accrued daily. Included in these fees for the year ended December 31, 1996, are payments to VKAC of approximately $1,584,600.

                      STATEMENT OF ADDITIONAL INFORMATION

      VAN KAMPEN AMERICAN CAPITAL INTERMEDIATE TERM MUNICIPAL INCOME FUND


  Van Kampen American Capital Intermediate Term Municipal Income Fund (the "Fund"), formerly known as Van Kampen American Capital Limited Term Municipal Income Fund, seeks to provide high current income exempt from federal income taxes consistent with preservation of capital. The Fund attempts to achieve its investment objective by investing at least 65% of its total assets in a diversified portfolio of tax-exempt municipal securities rated investment grade at the time of investment. There is no assurance that the Fund will achieve its investment objective. The Fund is a separate series of Van Kampen American Capital Tax Free Trust, a Delaware business trust (the "Trust").



  This Statement of Additional Information is not a prospectus, but should be read in conjunction with the Prospectus for the Fund dated April 30, 1997 (the "Prospectus"). This Statement of Additional Information does not include all information that a prospective investor should consider before purchasing shares of the Fund, and investors should obtain and read the Prospectus prior to purchasing shares. A copy of the Prospectus may be obtained without charge by writing or calling Van Kampen American Capital Distributors, Inc. at One Parkview Plaza, Oakbrook Terrace, IL 60187 at (800) 421-5666 (or (800) 421-2833 for the hearing impaired). This Statement of Additional Information incorporates by reference the entire Prospectus.


  The Prospectus and this Statement of Additional Information omit certain of the information contained in the registration statement filed with the Securities and Exchange Commission, Washington, D.C. (the "SEC"). These items may be obtained from the SEC upon payment of the fee prescribed, or inspected at the SEC's office at no charge.

                               TABLE OF CONTENTS


The Fund and the Trust......................................   B-2
Investment Policies and Restrictions........................   B-2
Additional Investment Considerations........................   B-4
Description of Municipal Securities Ratings.................   B-13
Trustees and Officers.......................................   B-19
Investment Advisory and Other Services......................   B-29
Custodian and Independent Accountants.......................   B-30
Portfolio Transactions and Brokerage Allocation.............   B-30
Tax Status of the Fund......................................   B-31
The Distributor.............................................   B-31
Distribution and Service Plans..............................   B-32
Legal Counsel...............................................   B-33
Performance Information.....................................   B-33
Report of Independent Accountants...........................   B-36
Financial Statements........................................   B-37
Notes to Financial Statements...............................   B-47



       THIS STATEMENT OF ADDITIONAL INFORMATION IS DATED APRIL 30, 1997.

                             THE FUND AND THE TRUST


  Van Kampen American Capital Intermediate Term Municipal Income Fund (the "Fund") is a separate series of the Trust, an open-end diversified management investment company. At present, the Fund, Van Kampen American Capital Municipal Income Fund, Van Kampen American Capital Insured Tax Free Income Fund, Van Kampen American Capital Tax Free High Income Fund, Van Kampen American Capital California Insured Tax Free Fund, Van Kampen American Capital Florida Insured Tax Free Income Fund, Van Kampen American Capital New Jersey Tax Free Income Fund and Van Kampen American Capital New York Tax Free Income Fund have been organized as series of the Trust and have commenced investment operations. Van Kampen American Capital California Tax Free Income Fund, Van Kampen American Capital Michigan Tax Free Income Fund, Van Kampen American Capital Missouri Tax Free Income Fund and Van Kampen American Capital Ohio Tax Free Income Fund have been organized as series of the Trust but have not commenced investment operations. Other series may be organized and offered in the future.



  The Trust is an unincorporated business trust established under the laws of the state of Delaware by an Agreement and Declaration of Trust dated as of May 10, 1995 (the "Declaration of Trust"). The Declaration of Trust permits the Trustees to create one or more separate investment portfolios and issue a series of shares for each portfolio. The Trustees can further sub-divide each series of shares into one or more classes of shares for each portfolio. The Trust can issue an unlimited number of shares, $0.01 per share (prior to July 31, 1995, the shares had no par value). Each share represents an equal proportionate interest in the assets of the series with each other share in such series and no interest in any other series. No series is subject to the liabilities of any other series. The Declaration of Trust provides that shareholders are not liable for any liabilities of the Trust or any of its series, requires inclusion of a clause to that effect in every agreement entered into by the Trust or any of its series and indemnifies shareholders against any such liability. The Fund was originally organized under the name Van Kampen Merritt Limited Term Municipal Income Fund as a sub-trust of Van Kampen Merritt Tax Free Fund, a Massachusetts business trust. The Fund was reorganized as a series of the Trust on July 31, 1995 as Van Kampen American Capital Limited Term Municipal Income Fund and was renamed Van Kampen American Capital Intermediate Term Municipal Income Fund as of January 26, 1996.


  Shares of the Trust entitle their holders to one vote per share; however, separate votes are taken by each series on matters affecting an individual series. For example, a change in investment policy for a series would be voted upon by shareholders of only the series involved. Except as described in the Prospectus, shares do not have cumulative voting rights, preemptive rights or any conversion or exchange rights. The Trust does not contemplate holding regular meetings of shareholders to elect Trustees or otherwise. However, the holders of 10% or more of the outstanding shares may by written request require a meeting to consider the removal of Trustees by a vote of two-thirds of the shares then outstanding cast in person or by proxy at such meeting.

  The Trustees may amend the Declaration of Trust (including with respect to any series) in any manner without shareholder approval, except that the Trustees may not adopt any amendment adversely affecting the rights of shareholders of any series without approval by a majority of the shares of each affected series present at a meeting of shareholders (or such higher vote as may be required by the Investment Company Act of 1940, as amended (the "1940 Act") or other applicable law) and except that the Trustees cannot amend the Declaration of Trust to impose any liability on shareholders, make any assessment on shares or impose liabilities on the Trustees without approval from each affected shareholder or Trustee, as the case may be.

  Statements contained in this Statement of Additional Information as to the contents of any contract or other document referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement of which this Statement of Additional Information forms a part, each such statement being qualified in all respects by such reference.

                      INVESTMENT POLICIES AND RESTRICTIONS

  The investment objective of the Fund is set forth in the Prospectus under the caption "Investment Objective and Policies." There can be no assurance that the Fund will achieve its investment objective.

  Fundamental investment restrictions limiting the investments of the Fund provide that the Fund may not:

   1. With respect to 75% of its total assets, purchase any securities (other than obligations guaranteed by the United States Government or by its agencies or instrumentalities), if, as a result, more than 5% of the

      Fund's total assets (determined at the time of investment) would then be invested in securities of a single issuer or, if, as a result, the Fund would hold more than 10% of the outstanding voting securities of an issuer, except that the Fund may purchase securities of other investment companies to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.



   2. Invest more than 25% of its assets in a single industry; however, as described in the Prospectus, the Fund may from time to time invest more than 25% of its assets in a particular segment of the municipal securities market; however, the Fund will not invest more than 25% of its assets in industrial development bonds in a single industry, except that the Fund may purchase securities of other investment companies to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.


   3. Borrow money, except from banks for temporary purposes and then in amounts not in excess of 5% of the total asset value of the Fund, or mortgage, pledge, or hypothecate any assets except in connection with a borrowing and in amounts not in excess of 10% of the total asset value of the Fund. Borrowings may not be made for investment leverage, but only to enable the Fund to satisfy redemption requests where liquidation of portfolio securities is considered disadvantageous or inconvenient. In this connection, the Fund will not purchase portfolio securities during any period that such borrowings exceed 5% of the total asset value of the Fund. Notwithstanding this investment restriction, the Fund may enter into when issued and delayed delivery transactions as described in the Prospectus.

   4. Make loans of money or property, except to the extent the obligations the Fund may invest in are considered to be loans and except to the extent that the Fund may lend money or property in connection with maintenance of the value of or the Fund's interest with respect to the securities owned by the Fund.

   5. Buy any securities "on margin." Neither the deposit of initial or maintenance margin in connection with Strategic Transactions nor short term credits as may be necessary for the clearance of transactions is considered the purchase of a security on margin.

   6. Sell any securities "short," write, purchase or sell puts, calls or combinations thereof, or purchase or sell interest rate or other financial futures or index contracts or related options, except in connection with Strategic Transactions in accordance with the requirements of the SEC and the Commodity Futures Trading Commission.

   7. Act as an underwriter of securities, except to the extent the Fund may be deemed to be an underwriter in connection with the sale of securities held in its portfolio.


   8. Make investments for the purpose of exercising control or participation in management, except to the extent that exercise by the Fund of its rights under agreements related to municipal securities would be deemed to constitute such control or participation, except that the Fund may purchase securities of other investment companies to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.



   9. Invest in securities issued by other investment companies except as part of a merger, reorganization or other acquisition and extent permitted by
      (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.


  10. Invest in oil, gas or mineral leases or in equity interests in oil, gas, or other mineral exploration or development programs except pursuant to the exercise by the Fund of its rights under agreements relating to municipal securities.

  11. Purchase or sell real estate, commodities or commodity contracts, except to the extent that the securities that the Fund may invest in are considered to be interests in real estate, commodities or commodity contracts or to the extent the Fund exercises its rights under agreements relating to such municipal securities (in which case the Fund may liquidate real estate acquired as a result of a default on a mortgage), and except to the extent that Strategic Transactions the Fund may engage in are considered to be commodities or commodities contracts.

  The Fund may not change any of these investment restrictions nor any other fundamental policy as they apply to the Fund without the approval of the lesser of (i) more than 50% of the Fund's outstanding shares or (ii) 67% of the Fund's shares present at a meeting at which the holders of more than 50% of the outstanding shares are present in person or by proxy. As long as the percentage restrictions described above are satisfied at the time of the investment or borrowing, the Fund will be considered to have abided by those restrictions even if, at a later time, a change in values or net assets causes an increase or decrease in percentage beyond that allowed.

  The Fund generally will not engage in the trading of securities for the purpose of realizing short-term profits, but it will adjust its portfolio as deemed advisable in view of prevailing or anticipated market conditions to accomplish the Fund's investment objectives. For example, the Fund may sell portfolio securities in anticipation of a movement in interest rates. Frequency of portfolio turnover will not be a limiting factor if the Fund considers it advantageous to purchase or sell securities. The Fund may have annual portfolio turnover rates in excess of 100%. Portfolio turnover will be calculated by dividing the lesser of purchases or sales of portfolio securities by the monthly average value of the securities in the portfolio during the year. Securities, including options, whose maturity or expiration date at the time of acquisition were one year or less will be excluded from such calculation.

  Under current market conditions, the Fund anticipates that it will limit the dollar-weighted average life of its portfolio to between three and ten years. There is no limitation with respect to the anticipated life or stated maturity of individual municipal securities in the Fund's portfolio. The weighted average life of a security is generally a measure of the anticipated period until the principal amount of the obligation is repaid, taking into account such factors as scheduled amortization, anticipated prepayments, put, call or redemption features and market conditions.

  The Fund does not intend to lend its portfolio securities.

                      ADDITIONAL INVESTMENT CONSIDERATIONS

MUNICIPAL SECURITIES

  Municipal securities include long-term obligations, which are often called municipal bonds, as well as shorter term municipal notes, municipal leases, and tax-exempt commercial paper. Under normal market conditions, longer term municipal securities generally provide a higher yield than shorter term municipal securities, and therefore the Fund generally expects to be invested primarily in longer term municipal securities. The Fund will, however, invest in shorter term municipal securities when yields are greater than yields available on longer term municipal securities, for temporary defensive purposes and when redemption requests are expected. The two principal classifications of municipal bonds are "general obligation" and "revenue" or "special obligation" bonds, which include "industrial revenue bonds." General obligation bonds are secured by the issuer's pledge of its faith, credit, and taxing power for the payment of principal and interest. Revenue or special obligation bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special tax or other specific revenue source such as from the user of the facility being financed.

  Also included within the general category of municipal securities are participations in lease obligations or installment purchase contract obligations (hereinafter collectively called "lease obligations") of municipal authorities of entities used to finance the acquisition of equipment and facilities. Although lease obligations do not constitute general obligations of the municipality for which the municipality's taxing power is pledged, a lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payments due under the lease obligation. However, certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. A risk exists that the municipality will not, or will be unable to, appropriate money in the future in the event of political changes, changes in the economic viability of the project, general economic changes or for other reasons. In addition to the "non-appropriation" risk, these securities represent a relatively new type of financing that has not yet developed the depth of marketability associated with more conventional bonds. Although "non-appropriation" lease obligations are often secured by an assignment of the lessee's interest in the leased property, management and/or disposition of the property in the event of foreclosure could be costly, time consuming and result in unsatisfactory recoupment of the Fund's original investment. There is no limitation on the percentage of the Fund's assets that may be invested in "non-appropriation" lease obligations. In evaluating such lease obligations, the Adviser will consider such factors as it deems appropriate, which factors may include (a) whether the lease can be cancelled,
(b) the ability of the lease obligee to direct the sale of the underlying assets, (c) the general creditworthiness of the lease obligor, (d) the likelihood that the municipality will discontinue appropriating funding for the leased property in the event such property is no longer considered essential by the municipality, (e) the legal recourse of the lease obligee in the event of such a failure to appropriate funding and (f) any limitations which are imposed on the lease obligor's ability to utilize substitute property or services than those covered by the lease obligation. The Fund will invest in lease obligations which contain non-appropriation clauses only if such obligations are rated investment grade, at the time of investment.

  Also included in the term municipal securities are participation certificates issued by state and local governments or authorities to finance the acquisition of equipment and facilities. They may represent participations in a lease, an installment purchase contract, or a conditional sales contract.

  The Fund may purchase floating and variable rate demand notes, which are municipal securities normally having a stated maturity in excess of one year, but which permit the holder to demand payment of principal at any time, or at specified intervals. The issuer of such notes normally has a corresponding right, after a given period, to prepay at its discretion upon notice to the noteholders the outstanding principal amount of the notes plus accrued interest. The interest rate on a floating rate demand note is based on a known lending rate, such as a bank's prime rate, and is adjusted automatically each time such rate is adjusted. The interest rate on a variable rate demand note is adjusted automatically at specified intervals.

  The Fund also may invest up to 15% of its total assets in derivative variable rate municipal securities such as inverse floaters whose rates vary inversely with changes in market rates of interest. Such derivative variable rate municipal securities may pay a rate of interest determined by applying a multiple to the variable rate. The extent of increases and decreases in the value of derivative municipal securities whose rates vary inversely with changes in market rates of interest in response to such changes in market rates generally will be larger than comparable changes in the value of an equal principal amount of a fixed rate municipal security having similar credit quality, redemption provisions and maturity. In addition, the Fund may invest in derivative municipal securities the terms of which include elements of, or are similar in effect to, certain Strategic Transactions in which the Fund may engage.

  The Fund may also acquire custodial receipts or certificates underwritten by securities dealers or banks that evidence ownership of future interest payments, principal payments or both on certain municipal securities. The underwriter of these certificates or receipts typically purchases municipal securities and deposits the securities in an irrevocable trust or custodial account with a custodian bank, which then issues receipts or certificates that evidence ownership of the periodic unmatured coupon payments and the final principal payment on the obligations. Although under the terms of a custodial receipt, the Fund typically would be authorized to assert its rights directly against the issuer of the underlying obligation, the Fund could be required to assert through the custodian bank those rights as may exist against the underlying issuer. Thus, in the event the underlying issuer fails to pay principal and/or interest when due, the Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if the Fund had purchased a direct obligation of the issuer. In addition, in the event that the trust or custodial account in which the underlying security has been deposited is determined to be an association taxable as a corporation, instead of a non-taxable entity, the yield on the underlying security would be reduced in recognition of any taxes paid.

  The "issuer" of municipal securities generally is deemed to be the governmental agency, authority, instrumentality or other political subdivision, or the non-governmental user of a revenue bond-financed facility, the assets and revenues of which will be used to meet the payment obligations, or the guarantee of such payment obligations, of the municipal securities.

  Although the Fund will invest at least 65% of its total assets in municipal securities rated investment grade at the time of investment, municipal securities, like other debt obligations, are subject to the risk of non-payment. The ability of issuers of municipal securities to make timely payments of interest and principal may be adversely impacted in general economic downturns and as relative governmental cost burdens are allocated and reallocated among federal, state and local governmental units. Such non-payment would result in a reduction of income to the Fund, and could result in a reduction in the value of the municipal security experiencing non-payment and a potential decrease in the net asset value of the Fund. Issuers of municipal securities might seek protection under the bankruptcy laws. In the event of bankruptcy of such an issuer, the Fund could experience delays and limitations with respect to the collection of principal and interest on such municipal securities and the Fund may not, in all circumstances, be able to collect all principal and interest to which it is entitled. To enforce its rights in the event of a default in the payment of interest or repayment of principal, or both, the Fund may take possession of and manage the assets securing the issuer's obligations on such securities, which may increase the Fund's operating expenses and adversely affect the net asset value of the Fund. Any income derived from the Fund's ownership or operation of such assets may not be tax-exempt. In addition, the Fund's intention to qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"), may limit the extent to which the Fund may exercise its rights by taking possession of such assets, because as a regulated investment company the Fund is subject to certain limitations on its investments and on the nature of its income. Further, in connection with the working out or restructuring of a defaulted security, the Fund may acquire additional securities of the issuer, the acquisition of which may be deemed to be a loan of money or property. Such additional securities should be considered speculative with respect to the capacity to pay interest and/or repay principal in accordance with their terms.

  The Fund may invest the remainder of its total assets in lower grade municipal securities. The amount of available information about the financial condition of municipal securities issuers is generally less extensive than that for corporate issuers with publicly traded securities and the market for municipal securities is considered to be generally less liquid than the market for corporate debt obligations. Liquidity relates to the ability of a Fund to sell a security in a timely manner at a price which reflects the value of that security. As discussed below, the market for lower grade municipal securities is considered generally to be less liquid than the market for investment grade municipal securities. Further, municipal securities in which the Fund may invest include special obligation bonds, lease obligations, participation certificates and variable rate instruments. The market for such securities may be particularly less liquid. The relative illiquidity of some of the Fund's portfolio securities may adversely affect the ability of the Fund to dispose of such securities in a timely manner and at a price which reflects the value of such security in the Adviser's judgment. Although the issuer of some such municipal securities may be obligated to redeem such securities at face value, such redemption could result in capital losses to the Fund to the extent that such municipal securities were purchased by the Fund at a premium to face value. The market for less liquid securities tends to be more volatile than the market for more liquid securities and market values of relatively illiquid securities may be more susceptible to change as a result of adverse publicity and investor perceptions than are the market values of higher grade, more liquid securities.

  The Fund's net asset value will change with changes in the value of its portfolio securities. Because the Fund will invest primarily in fixed income municipal securities, the Fund's net asset value can be expected to change as general levels of interest rates fluctuate. When interest rates decline, the value of a portfolio invested in fixed income securities can be expected to rise. Conversely, when interest rates rise, the value of a portfolio invested in fixed income securities can be expected to decline. Net asset value and market value may be volatile due to the Fund's investment in lower grade and less liquid municipal securities. Volatility may be greater during periods of general economic uncertainty.

  The Adviser values the Fund's investments pursuant to guidelines adopted and periodically reviewed by the Board of Trustees. To the extent that there is no established retail market for some of the securities in which the Fund may invest, there may be relatively inactive trading in such securities and the ability of the Adviser to accurately value such securities may be adversely affected. During periods of reduced market liquidity and in the absence of readily available market quotations for securities held in the Fund's portfolio, the responsibility of the Adviser to value the Fund's securities becomes more difficult and the Adviser's judgment may play a greater role in the valuation of the Fund's securities due to the reduced availability of reliable objective data. To the extent that the Fund invests in illiquid securities and securities which are restricted as to resale, the Fund may incur additional risks and costs. Illiquid and restricted securities are particularly difficult to dispose of.

  Lower grade municipal securities generally involve greater credit risk than higher grade municipal securities. A general economic downturn or a significant increase in interest rates could severely disrupt the market for lower grade municipal securities and adversely affect the market value of such securities. In addition, in such circumstances, the ability of issuers of lower grade municipal securities to repay principal and to pay interest, to meet projected financial goals and to obtain additional financing may be adversely affected. Such consequences could lead to an increased incidence of default for such securities and adversely affect the value of the lower grade municipal securities in the Fund's portfolio and thus the Fund's net asset value. The secondary market prices of lower grade municipal securities are less sensitive to changes in interest rates than are those for higher rated municipal securities, but are more sensitive to adverse economic changes or individual issuer developments. Adverse publicity and investor perceptions, whether or not based on rational analysis, may also affect the value and liquidity of lower grade municipal securities.

  Yields on the Fund's portfolio securities can be expected to fluctuate over time. In addition, periods of economic uncertainty and changes in interest rates can be expected to result in increased volatility of the market prices of the lower grade municipal securities in the Fund's portfolio and thus in the net asset value of the Fund. Net asset value and market value may be volatile due to the Fund's investment in lower grade and less liquid municipal securities. Volatility may be greater during periods of general economic uncertainty. The Fund may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of interest or a repayment of principal on its portfolio holdings, and the Fund may be unable to obtain full recovery thereof. In the event that an issuer of securities held by the Fund experiences difficulties in the timely payment of principal or interest and such issuer seeks to restructure the terms of its borrowings, the Fund may incur additional expenses and may determine to invest additional capital with respect to such issuer or the project or projects to which the Fund's portfolio securities relate. Recent and proposed legislation may have an adverse impact on the market for lower grade municipal securities. Recent legislation requires federally-insured savings and loan associations to divest their investments in lower grade bonds. Other legislation has been proposed which, if enacted, could have an adverse impact on the market for lower grade municipal securities.

  The Fund will rely on the Adviser's judgment, analysis and experience in evaluating the creditworthiness of an issue. In this evaluation, the Adviser will take into consideration, among other things, the issuer's financial resources, its sensitivity to economic conditions and trends, its operating history, the quality of the issuer's management and regulatory matters. The Adviser also may consider, although it does not rely primarily on, the credit ratings of S&P, Moody's or another NRSRO in evaluating municipal securities. Such ratings evaluate only the safety of principal and interest payments, not market value risk. Additionally, because the creditworthiness of an issuer may change more rapidly than is able to be timely reflected in changes in credit ratings, the Adviser continuously monitors the issuers of municipal securities held in the Fund's portfolio.

  Because issuers of lower grade municipal securities frequently choose not to seek a rating of their municipal securities, the Adviser will be required to determine the relative investment quality of many of the municipal securities in the Fund's portfolio. Further, because the Fund may invest in lower grade municipal securities, achievement by the Fund of its investment objective may be more dependent upon the Adviser's investment analysis than would be the case if the Fund were investing exclusively in higher grade municipal securities. The relative lack of financial information available with respect to issuers of municipal securities may adversely affect the Adviser's ability to successfully conduct the required investment analysis.

  The Fund may invest up to 15% of its total assets in illiquid securities, securities the disposition of which is subject to substantial legal or contractual restrictions on resale and securities that are not readily marketable.

The sale of restricted and illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Restricted securities salable among qualified institutional buyers without restriction pursuant to Rule 144A under the Securities Act of 1933, as amended, that are determined to be liquid by the Adviser under guidelines adopted by the Board of Trustees of the Trust (under which guidelines the Adviser will consider factors such as trading activities and the availability of price quotations), will not be treated as restricted securities by the Fund pursuant to such rules. The Fund may, from time to time, adopt a more restrictive limitation with respect to investment in illiquid and restricted securities in order to comply with the most restrictive state securities law, currently 10%. This policy does not include restricted securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended, which the Board of Trustees or the Fund's investment adviser has determined under Board-approved guidelines to be liquid. The Fund's policy with respect to investment in illiquid and restricted securities is not a fundamental policy and may be changed by the Board of Trustees, in consultation with the adviser, without obtaining shareholder approval.

STRATEGIC TRANSACTIONS

  The Fund may, but is not required to, utilize various other investment strategies as described below to hedge various market risks (such as interest rates and broad or specific market movements) or to manage the effective maturity or duration of the Fund's fixed-income securities. Such strategies are generally accepted by modern portfolio managers and are regularly utilized by many mutual funds and other institutional investors. Techniques and instruments may change over time as new instruments and strategies are developed or regulatory changes occur.

  In the course of pursuing these investment strategies, the Fund may purchase and sell derivative instruments such as exchange-listed and over-the-counter put and call options on securities, fixed-income indices and other financial instruments, purchase and sell financial futures contracts and options thereon, enter into various interest rate transactions such as swaps, caps, floors or collars (collectively, all the above are called "Strategic Transactions"). Strategic Transactions may be used to attempt to protect against possible changes in the market value of securities held in or to be purchased for the Fund's portfolio resulting from securities markets fluctuations, to protect the Fund's unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of the Fund's portfolio, or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities.

  Any or all of these investment techniques may be used at any time and there is no particular strategy that dictates the use of one technique rather than another, as use of any Strategic Transaction is a function of numerous variables including market conditions. The ability of the Fund to utilize these Strategic Transactions successfully will depend on the Adviser's ability to predict pertinent market movements, which cannot be assured. The Fund will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments. Strategic Transactions involving financial futures and options thereon will be purchased, sold or entered into only for bona fide hedging, risk management or portfolio management purposes and not for speculative purposes.

  Strategic Transactions have risks associated with them including possible default by the other party to the transaction, illiquidity and, to the extent the Adviser's view as to certain market movements is incorrect, the risk that the use of such Strategic Transactions could result in losses greater than if they had not been used. Use of put and call options may result in losses to the Fund, force the sale or purchase of portfolio securities at inopportune times or for prices other than current market values, limit the amount of appreciation the Fund can realize on its investments or cause the Fund to hold a security it might otherwise sell. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of the Fund creates the possibility that losses on the hedging instrument may be greater than gains in the value of the Fund's position. In addition, futures and options markets may not be liquid in all circumstances and certain over-the-counter options may have no markets. As a result, in certain markets, the Fund might not be able to close out a transaction without incurring substantial losses, if at all. Although the use of futures and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in value of such position. Finally, the daily variation margin requirements for futures contracts would create a greater ongoing potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium. Losses resulting from the use of Strategic Transactions would reduce net asset value, and possibly income, and such losses can be greater than if the Strategic Transactions had not been utilized. Income earned or deemed to be earned, if any, by the Fund from its Strategic Transactions will generally be taxable income of the Fund. See "Tax Status" in the Prospectus.

  GENERAL CHARACTERISTICS OF OPTIONS.   Put options and call options typically
have similar structural characteristics and operational mechanics regardless of the underlying instrument on which they are purchased or sold. Thus, the following general discussion relates to each of the particular types of options discussed in greater detail below. In addition, many Strategic Transactions involving options require segregation of Fund assets in special accounts, as described below under "Use of Segregated and Other Special Accounts."

  A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the writer the obligation to buy, the underlying security, commodity, index, or other instrument at the exercise price. For instance, the Fund's purchase of a put option on a security might be designed to protect its holdings in the underlying instrument (or, in some cases, a similar instrument) against a substantial decline in the market value by giving the Fund the right to sell such instrument at the option exercise price. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller the obligation to sell, the underlying instrument at the exercise price. The Fund's purchase of a call option on a security, financial future, index, or other instrument might be intended to protect the Fund against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase such instrument. An American style put or call option may be exercised at any time during the option period while a European style put or call option may be exercised only upon expiration or during a fixed period prior thereto. The Fund is authorized to purchase and sell exchange listed options and over-the-counter options ("OTC options"). Exchange listed options are issued by a regulated intermediary such as the Options Clearing Corporation ("OCC"), which guarantees the performance of the obligations of the parties to such options. The discussion below uses the OCC as a paradigm, but is also applicable to other financial intermediaries.

  With certain exceptions, OCC issued and exchange listed options generally settle by physical delivery of the underlying security or currency, although in the future cash settlement may become available. Index options and Eurodollar instruments are cash settled for the net amount, if any, by which the option is "in-the-money" (i.e., where the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.

  The Fund's ability to close out its position as a purchaser or seller of an OCC or exchange listed put or call option is dependent, in part, upon the liquidity of the option market. Among the possible reasons for the absence of a liquid option market on an exchange are: (i) insufficient trading interest in certain options; (ii) restrictions on transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities including reaching daily price limits; (iv) interruption of the normal operations of the OCC or an exchange; (v) inadequacy of the facilities of an exchange or OCC to handle current trading volume; or (vi) a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the relevant market for that option on that exchange would cease to exist, although outstanding options on that exchange would generally continue to be exercisable in accordance with their terms.

  The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.

  OTC options are purchased from or sold to securities dealers, financial institutions or other parties ("Counterparties") through direct bilateral agreement with the Counterparty. In contrast to exchange listed options, which generally have standardized terms and performance mechanics, all the terms of an OTC option, including such terms as method of settlement, term, exercise price, premium, guarantees and security, are set by negotiation of the parties. The Fund will only sell OTC options that are subject to a buy-back provision permitting the Fund to require the Counterparty to sell the option back to the Fund at a formula price within seven days. The Fund expects generally to enter into OTC options that have cash settlement provisions, although it is not required to do so.

  Unless the parties provide for it, there is no central clearing or guaranty function in an OTC option. As a result, if the Counterparty fails to make or take delivery of the security, or other instrument underlying an OTC option it has entered into with the Fund or fails to make a cash settlement payment due in accordance with the terms of that option, the Fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Accordingly, the Adviser must assess the creditworthiness of each such Counterparty or any guarantor or credit enhancement of the Counterparty's credit to determine the likelihood that the terms of the OTC option will be satisfied. The Fund will engage in OTC option transactions only with United States government securities dealers recognized by the Federal Reserve Bank of New York as "primary dealers", or broker dealers, domestic or foreign banks or other financial institutions which have received (or the guarantors of the obligation of which have received) a short-term credit rating of "A-1" from Standard & Poors Ratings Group ("S&P") or "P-1" from Moody's Investors Service, Inc. ("Moody's") or an equivalent rating from any other nationally recognized statistical rating organization ("NRSRO"). The staff of the SEC currently takes the position that, in general, OTC options on securities other than U.S. Government securities purchased by the Fund, and portfolio securities "covering" the amount of the Fund's obligation pursuant to an OTC option sold by it (the cost of the sell-back plus the in-the-money amount, if any) are illiquid, and are subject to the Fund's limitation on investing no more than 15% of its assets in illiquid securities.

  If the Fund sells a call option, the premium that it receives may serve as a partial hedge, to the extent of the option premium, against a decrease in the value of the underlying securities or instruments in its portfolio or will increase the Fund's income. The sale of put options can also provide income.

  The Fund may purchase and sell call options on securities, including U.S. Treasury and agency securities, municipal obligations, mortgage-backed securities and Eurodollar instruments that are traded on U.S. and foreign securities exchanges and in the over-the-counter markets. All calls sold by the Fund must be "covered" (i.e., the Fund must own the securities or futures contract subject to the call) or must meet the asset segregation requirements described below as long as the call is outstanding. Even though the Fund will receive the option premium to help protect it against loss, a call sold by the Fund exposes the Fund during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or instrument and may require the Fund to hold a security or instrument which it might otherwise have sold. In the event of exercise of a call option sold by the Fund with respect to securities not owned by the Fund, the Fund may be required to acquire the underlying security at a disadvantageous price in order to satisfy its obligation with respect to the call option.

  The Fund may purchase and sell put options on securities including U.S. Treasury and agency securities, mortgage-backed securities, municipal obligations and Eurodollar instruments (whether or not it holds the above securities in its portfolio.) The Fund will not sell put options if, as a result, more than 50% of the Fund's assets would be required to be segregated to cover its potential obligations under such put options other than those with respect to futures and options thereon. In selling put options, there is a risk that the Fund may be required to buy the underlying security at a disadvantageous price above the market price.

  GENERAL CHARACTERISTICS OF FUTURES. The Fund may enter into financial futures contracts or purchase or sell put and call options on such futures as a hedge against anticipated interest rate or fixed-income market changes, for duration management and for risk management purposes. Futures are generally bought and sold on the commodities exchanges where they are listed with payment of initial and variation margin as described below. The purchase of a futures contract creates a firm obligation by the Fund, as purchaser, to take delivery from the seller the specific type of financial instrument called for in the contract at a specific future time for a specified price (or, with respect to index futures and Eurodollar instruments, the net cash amount). The sale of a futures contract creates a firm obligation by the Fund, as seller, to deliver to the buyer the specific type of financial instrument called for in the contract at a specific future time for a specified price (or, with respect to index futures and Eurodollar instruments, the net cash amount). Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right in return for the premium paid to assume a position in a futures contract and obligates the seller to deliver such option.

  The Fund's use of financial futures and options thereon will in all cases be consistent with applicable regulatory requirements and in particular the rules and regulations of the Commodity Futures Trading Commission and will be entered into only for bona fide hedging, risk management (including duration management) or other portfolio management purposes. Typically, maintaining a futures contract or selling an option thereon requires the Fund to deposit with a financial intermediary as security for its obligations an amount of cash or other specified assets (initial margin) which initially is typically 1% to 10% of the face amount of the contract (but may be higher in some circumstances). Additional cash or assets (variation margin) may be required to be deposited thereafter on a daily basis as the mark to market value of the contract fluctuates. The purchase of options on financial futures involves payment of a premium for the option without any further obligation on the part of the Fund. If the Fund exercises an option on a futures contract it will be obligated to post initial margin (and potential subsequent variation margin) for the resulting futures position just as it would for any position. Futures contracts and options thereon are generally settled by entering into an offsetting transaction but there can be no assurance that the position can be offset prior to settlement at an advantageous price nor that delivery will occur.

  The Fund will not enter into a futures contract or related option (except for closing transactions) for other than bona fide hedging purposes if, immediately thereafter, the sum of the amount of its initial margin and premiums on open futures contracts and options thereon would exceed 5% of the Fund's net assets (taken at current value); however, in the case of an option that is in-the-money at the time of the purchase, the in-the-money amount may be excluded in calculating the 5% limitation. Certain state securities laws to which the Fund may be subject may further restrict the Fund's ability to engage in transactions in futures contracts and related options. The segregation requirements with respect to futures contracts and options thereon are described below.

  OPTIONS ON SECURITIES INDICES AND OTHER FINANCIAL INDICES. The Fund also may purchase and sell call and put options on securities indices and other financial indices and in so doing can achieve many of the same objectives it would achieve through the sale or purchase of options on individual securities or other instruments. Options on securities indices and other financial indices are similar to options on a security or other instrument except that, rather than settling by physical delivery of the underlying instrument, they settle by cash settlement, i.e., an option on an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option (except if, in the case of an OTC option, physical delivery is specified). This amount of cash is equal to the excess of the closing price of the index over the exercise price of the option, which also may be multiplied by a formula value. The seller of the option is obligated, in return for the premium received, to make delivery of this amount. The gain or loss on an option on an index depends on price movements in the instruments making up the market, market segment, industry or other composite on which the underlying index is based, rather than price movements in individual securities, as is the case with respect to options on securities.

  COMBINED TRANSACTIONS. The Fund may enter into multiple transactions, including multiple options transactions, multiple futures transactions and multiple interest rate transactions and any combination of futures, options and interest rate transactions ("component" transactions), instead of a single Strategic Transaction, as part of a single or combined strategy when, in the opinion of the Adviser, it is in the best interests of the Fund to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions are normally entered into based on the

Adviser's judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the portfolio management objective.

  SWAPS, CAPS, FLOORS AND COLLARS. Among the Strategic Transactions into which the Fund may enter are interest rate and index swaps and the purchase or sale of related caps, floors and collars. The Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. The Fund intends to use these transactions as hedges and not as speculative investments and will not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream the Fund may be obligated to pay. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. An index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

  The Fund will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as these swaps, caps, floors and collars are entered into for good faith hedging purposes, the Adviser and the Fund believe such obligations do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to its borrowing restrictions. The Fund will not enter into any swap, cap, floor or collar transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the Counterparty, combined with any credit enhancements, is rated at least "A" by S&P or Moody's or has an equivalent equity rating from an NRSRO or is determined to be of equivalent credit quality by the Adviser. If there is a default by the Counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.


  USE OF SEGREGATED AND OTHER SPECIAL ACCOUNTS. Many Strategic Transactions, in addition to other requirements, require that the Fund segregate liquid high-grade assets with its custodian to the extent Fund obligations are not otherwise "covered" through ownership of the underlying security, financial instrument or currency. In general, either the full amount of any obligation by the Fund to pay or deliver securities or assets must be covered at all times by the securities, instruments or currency required to be delivered, or, subject to any regulatory restrictions, an amount of cash or liquid securities at least equal to the current amount of the obligation must be segregated with the custodian. The segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. For example, a call option written by the Fund will require the Fund to hold the securities subject to the call (or securities convertible into the needed securities without additional consideration) or to segregate liquid securities sufficient to purchase and deliver the securities if the call is exercised. A call option sold by the Fund on an index will require the Fund to own portfolio securities which correlate with the index or to segregate liquid securities equal to the excess of the index value over the exercise price on a current basis. A put option written by the Fund requires the Fund to segregate liquid securities equal to the exercise price.


  OTC options entered into by the Fund, including those on securities, financial instruments or indices and OCC issued and exchange listed index options, will generally provide for cash settlement. As a result, when the Fund sells these instruments it will only segregate an amount of assets equal to its accrued net obligations, as there is no requirement for payment or delivery of amounts in excess of the net amount. These amounts will equal 100% of the exercise price in the case of a non cash-settled put, the same as an OCC guaranteed listed option sold by the Fund, or the in-the-money amount plus any sell-back formula amount in the case of a cash-settled put or call. In addition, when the Fund sells a call option on an index at a time when the in-the-money amount exceeds the exercise price, the Fund will segregate, until the option expires or is closed out, cash or cash equivalents equal in value to such excess. OCC issued and exchange listed options sold by the Fund other than those above generally settle with physical delivery, and the Fund will segregate an amount of assets equal to the full value of the option. OTC options settling with physical delivery, or with an election of either physical delivery or cash settlement, will be treated the same as other options settling with physical delivery.

  In the case of a futures contract or an option thereon, the Fund must deposit initial margin and possible daily variation margin in addition to segregating assets sufficient to meet its obligation to purchase or provide securities or currencies, or to pay the amount owed at the expiration of an index- based futures contract. Such assets may consist of cash, cash equivalents, liquid debt or equity securities or other acceptable assets.


  With respect to swaps, the Fund will accrue the net amount of the excess, if any, of its obligations over its entitlements with respect to each swap on a daily basis and will segregate an amount of cash or liquid securities having a value equal to the accrued excess. Caps, floors and collars require segregation of assets with a value equal to the Fund's net obligation, if any.


  Strategic Transactions may be covered by other means when consistent with applicable regulatory policies. The Fund may also enter into offsetting transactions so that its combined position, coupled with any segregated assets, equals its net outstanding obligation in related options and Strategic Transactions. For example, the Fund could purchase a put option if the strike price of that option is the same or higher than the strike price of a put option sold by the Fund. Moreover, instead of segregating assets if the Fund held a futures or forward contract, it could purchase a put option on the same futures or forward contract with a strike price as high or higher than the price of the contract held. Other Strategic Transactions may also be offset in combinations. If the offsetting transaction terminates at the time of or after the primary transaction no segregation is required, but if it terminates prior to such time, assets equal to any remaining obligation would need to be segregated.

  The Fund's activities involving Strategic Transactions may be limited by the requirements of the Code for qualification as a regulated investment company. See "Tax Status" in the Prospectus.

                  DESCRIPTION OF MUNICIPAL SECURITIES RATINGS

  STANDARD & POOR'S RATINGS GROUP--A brief description of the applicable Standard & Poor's Ratings Group ("S&P") rating symbols and their meanings (as published by S&P) follows:

     1. Debt


          A S&P corporate or municipal debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.


          The debt rating is not a recommendation to purchase, sell, or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

          The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform any audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.

        The ratings are based, in varying degrees, on the following considerations:

        1. Likelihood of default--capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation;

        2. Nature of and provisions of the obligation;

        3. Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

    AAA         Debt rated 'AAA' has the highest rating assigned by S&P.
                Capacity to pay interest and repay principal is extremely strong.

    AA Debt rated 'AA' has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

    A Debt rated 'A' has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

    BBB Debt rated 'BBB' is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

    BB          Debt rated 'BB', 'B', 'CCC', 'CC' and 'C' is regarded, on
    B           balance, as predominantly speculative with respect to
    CCC         capacity to pay interest and repay principal. 'BB' indicates
    CC          the least degree of speculation and 'C' the highest. While
    C           such debt will likely have some quality and protective
                characteristics, these are outweighed by large uncertainties or large exposures to adverse conditions.

    BB Debt rated 'BB' has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties of exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The 'BB' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'BBB-' rating.

    B Debt rated 'B' has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The 'B' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'BB' or 'BB-' rating.

    CCC Debt rated 'CCC' has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The 'CCC' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'B' or 'B-' rating.

    CC The rating 'CC' typically is applied to debt subordinated to senior debt that is assigned an actual or implied 'CCC' rating.

    C The rating 'C' typically is applied to debt subordinated to senior debt which is assigned an actual or implied 'CCC-' debt rating. The 'C' rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

    CI The rating 'CI' is reserved for income bonds on which no interest is being paid.

    D Debt rated 'D' is in payment default. The 'D' rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

                PLUS (+) or MINUS (-): The ratings from 'AA' to 'CCC' may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

    C The letter 'c' indicates that the holders option to tender the security for purchase may be canceled under certain prestated conditions enumerated in the tender option documents.

    I The letter 'i' indicates the rating is implied. Such ratings are assigned only on request to entities that do not have specific debt issues to be rated. In addition, implied ratings are assigned to governments that have not requested explicit ratings for specific debt issues. Implied ratings on governments represent the sovereign ceiling or upper limit for ratings on specific debt issues of entities domiciled in the country.

    L The letter 'L' indicates that the rating pertains to the principal amount of those bonds to the extent that the underlying deposit collateral is federally insured and interest is adequately collateralized. In the case of certificates of deposit, the letter 'L' indicates that the deposit, combined with other deposits being held in the same right and capacity, will be honored for principal and accrued pre-default interest up to the federal insurance limits within 30 days after closing of the insured institution or, in the event that the deposit is assumed by a successor insured institution, upon maturity.

    P The letter 'p' indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

                * Continuance of the rating is contingent upon S&P's receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows.

    NR Indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

                DEBT OBLIGATIONS OF ISSUERS OUTSIDE THE UNITED STATES AND ITS TERRITORIES are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obliger but do not take into account currency exchange and related uncertainties.

      BOND INVESTMENT QUALITY STANDARDS: Under present commercial bank regulations issued by the Comptroller of the Currency, bonds rated in the top four categories ("AAA," "AA," "A," and "BBB," commonly known as "investment grade" ratings) are generally regarded as eligible for bank investment. In addition, the laws of various states governing legal investments impose certain rating or other standards for obligations eligible for investment by savings banks, trust companies, insurance companies, and fiduciaries generally.

     2. MUNICIPAL NOTES

       A S&P note rating reflects the liquidity factors and market-access risks unique to notes. Notes maturing in 3 years or less will likely receive a note rating. Notes maturing beyond 3 years will most likely receive a long-term debt rating.

       The following criteria will be used in making that assessment.

                -- Amortization schedule (the larger the final maturity relative to other maturities, the more likely the issue is to be treated as a note).

                -- Source of payment (the more the issue depends on the market for its refinancing, the more likely it is to be treated as a note).

                Note rating symbols are as follows:

    SP-1 Strong capacity to pay principal and interest. Issues determined to possess very strong characteristics are a plus
                (+) designation.

    SP-2 Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

    SP-3        Speculative capacity to pay principal and interest.

     3. COMMERCIAL PAPER

       A S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

       Ratings are graded into several categories, ranging from 'A-1' for the highest quality obligations to 'D' for the lowest. These categories are as follows:

    A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation.

    A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated 'A-1.'

    A-3 Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

    B Issues rated 'B' are regarded as having only speculative capacity for timely payment.

    C This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

    D Debt rated 'D' is in payment default. The 'D' rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

  A commercial paper rating is not a recommendation to purchase or sell a security. The ratings are based on current information furnished to S&P by the issuer or obtained by S&P from other sources it considers reliable. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of, such information or based on other information.

VARIABLE RATE DEMAND BONDS

  S&P assigns "dual" ratings to all long-term debt issues that have as part of their provisions a variable rate demand or double feature.

  The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols are used to denote the put option (for example, 'AAA/A-1') or if the nominal maturity is short, a rating of 'SP-1+/AAA' is assigned.

  MOODY'S INVESTORS SERVICE--A brief description of the applicable Moody's Investors Service ("Moody's") rating symbols and their meanings (as published by Moody's) follows:

     1. LONG-TERM MUNICIPAL BONDS

    AAA Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

    AA Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

    A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

    BAA Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

    BA Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured.
                Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

    B Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

    CAA Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

    CA Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

    C Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

    CON (..)    Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated
                conditionally and designated with the prefix "Con" followed by the rating in parentheses. These are bonds secured by:
                (a) earnings of projects under construction, (b) earnings of projects unseasoned in operating experience, (c) rentals
                which begin when facilities are completed, or (d) payments to which some other limiting condition attaches the
                parenthetical rating denotes probable credit stature upon
                completion of construction or elimination of basis of
                condition.

    (P) (..) When applied to forward delivery bonds, indicates that the rating is provisional pending the delivery of the bonds. The rating may be revised prior to delivery if changes occur in the legal documents or the underlying credit quality of the bonds.

    NOTE: Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from AA to B. The modifier 1 indicates that the company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the company ranks in the lower end of its generic rating category.



     2. SHORT-TERM EXEMPT NOTES

       Moody's ratings for state and municipal short-term obligations will be designated Moody's Investment Grade or (MIG). Such ratings recognize the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower and short-term cyclical elements are critical in short-term ratings, while other factors of major importance in bond risk, long-term secular trends for example, may be less important over the short run. A short-term rating may also be assigned on an issue having a demand feature-variable rate demand obligation. Such ratings will be designated as VMIG, SG or, if the demand feature is not rated, as NR.

       Moody's short-term ratings are designated Moody's Investment Grade as MIG 1 or VMIG 1 through MIG 4 or VMIG 4. As the name implies, when Moody's assigns a MIG or VMIG rating, all categories define an investment grade situation.

       MIG 1/VMIG 1. This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

       MIG 2/VMIG 2. This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

       MIG 3/VMIG 3. This designation denotes favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

       MIG 4/VMIG 4. This designation denotes adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

       SG. This designation denotes speculative quality. Debt instruments in this category lack margins of protection.

     3. TAX-EXEMPT COMMERCIAL PAPER


       Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody's makes no representation that such obligations are exempt from registration under the Securities Act of 1933, nor does it represent that any specific note is a valid obligation of a rated issuer or issued in conformity with any applicable law. Obligations relying upon support mechanisms such as letters-of-credit and bonds of Indemnity are excluded unless explicitly rated.


       Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:


        Issuers rated Prime-1 (for related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:



         - Leading market positions in well established industries.



         - High rates of return on funds employed.

         - Conservative capitalization structures with moderate reliance on debt and ample asset protection.



         - Broad margins in earning coverage of fixed financial charges and high internal cash generation.



         - Well established access to a range of financial markets and assured sources of alternate liquidity.



        Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.



        Issuers rated Prime-3 (or related supporting institutions) have an acceptable capacity for repayment of short-term promissory obligations. The effects of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.



        Issuers rated Not Prime do not fall within any of the Prime rating categories.



                             TRUSTEES AND OFFICERS



  The tables below list the trustees and officers of the Trust (of which the Fund is a separate series) and other executive officers of the Fund's investment adviser and their principal occupations for the last five years and their affiliations, if any, with VK/AC Holding, Inc. ("VKAC Holding"), Van Kampen American Capital, Inc. ("Van Kampen American Capital" or "VKAC"), Van Kampen American Capital Investment Advisory Corp. ("Advisory Corp."), Van Kampen American Capital Asset Management, Inc. ("Asset Management"), Van Kampen American Capital Distributors, Inc., the distributor of the Fund's shares (the "Distributor") and ACCESS Investors Services Inc., the Fund's transfer agent ("ACCESS"). Advisory Corp. and Asset Management sometimes are referred to herein collectively as the "Advisers". For purposes hereof, the term "Fund Complex" includes each of the open-end investment companies advised by the Advisory Corp. and each of the open-end investment companies advised by the Asset Management (excluding the American Capital Exchange Fund and the Common Sense Trust).



                                    TRUSTEES



                                                            PRINCIPAL OCCUPATIONS OR
          NAME, ADDRESS AND AGE                            EMPLOYMENT IN PAST 5 YEARS
          ---------------------                            --------------------------
J. Miles Branagan.........................  Private investor. Co-founder, and prior to August 1996,
1632 Morning Mountain Road                  Chairman, Chief Executive Officer and President, MDT
Raleigh, NC 27614                           Corporation (now known as Getinge/Castle, Inc., a
Date of Birth: 07/14/32                     subsidiary of Getinge Industrier AB), a company which
                                            develops, manufactures, markets and services medical and
                                            scientific equipment. Trustee of each of the funds in the
                                            Fund Complex.
Linda Hutton Heagy........................  Partner, Ray & Berndtson, Inc. An executive recruiting
Sears Tower                                 and management consulting firm. Formerly, Executive Vice
233 South Wacker Drive                      President of ABN AMRO, N.A., a Dutch bank holding
Suite 4020                                  company. Prior to 1992, Executive Vice President of La
Chicago, IL 60606                           Salle National Bank. Trustee of each of the funds in the
Date of Birth: 06/03/48                     Fund Complex.

                                                            PRINCIPAL OCCUPATIONS OR
          NAME, ADDRESS AND AGE                            EMPLOYMENT IN PAST 5 YEARS
          ---------------------                            --------------------------
R. Craig Kennedy..........................  President and Director, German Marshall Fund of the
11 DuPont Circle, N.W.                      United States. Formerly, advisor to the Dennis Trading
Washington, D.C. 20036                      Group Inc. Prior to 1992, President and Chief Executive
Date of Birth: 02/29/52                     Officer, Director and Member of the Investment Committee
                                            of the Joyce Foundation, a private foundation. Trustee of
                                            each of the funds in the Fund Complex.
Dennis J. McDonnell*......................  President and a Director of VKAC. President, Chief
One Parkview Plaza                          Operating Officer and a Director of the Advisers.
Oakbrook Terrace, IL 60181                  Director or officer of certain other subsidiaries of
Date of Birth: 05/20/42                     VKAC. Prior to November 1996, Executive Vice President
                                            and a Director of VKAC Holding. President and Trustee of
                                            each of the funds in the Fund Complex. President,
                                            Chairman of the Board and Trustee of other investment
                                            companies advised by the Advisers or their affiliates.
Jack E. Nelson............................  President, Nelson Investment Planning Services, Inc., a
423 Country Club Drive                      financial planning company and registered investment
Winter Park, FL 32789                       adviser. President, Nelson Ivest Brokerage Services Inc.,
Date of Birth: 02/13/36                     a member of the National Association of Securities
                                            Dealers, Inc. ("NASD") and Securities Investors
                                            Protection Corp. ("SIPC"). Trustee of each of the funds
                                            in the Fund Complex.
Jerome L. Robinson........................  President, Robinson Technical Products Corporation, a
115 River Road                              manufacturer and processor of welding alloys, supplies
Edgewater, NJ 07020                         and equipment. Director, Pacesetter Software, a software
Date of Birth: 10/10/22                     programming company specializing in white collar
                                            productivity. Director, Panasia Bank. Trustee of each of
                                            the funds in the Fund Complex.
Phillip B. Rooney.........................  Private investor. Director, Illinois Tool Works, Inc., a
348 East Third Street                       manufacturing company; Director, The Servicemaster
Hinsdale, IL 60521                          Company, a business and consumer services company;
Date of Birth: 07/08/44                     Director, Urban Shopping Centers Inc., a retail mall
                                            management company; Director, Stone Container Corp., a
                                            paper manufacturing company. Trustee, University of Notre
                                            Dame. Formerly, President and Chief Executive Officer,
                                            WMX Technologies Inc., an environmental services company,
                                            and prior to that President and Chief Operating Officer,
                                            WMX Technologies Inc. Trustee of each of the funds in the
                                            Fund Complex.
Fernando Sisto............................  Professor Emeritus and, prior to 1995, Dean of the
155 Hickory Lane                            Graduate School, Stevens Institute of Technology.
Closter, NJ 07624                           Director, Dynalysis of Princeton, a firm engaged in
Date of Birth: 08/02/24                     engineering research. Trustee of each of the funds in the
                                            Fund Complex.
Wayne W. Whalen*..........................  Partner in the law firm of Skadden, Arps, Slate, Meagher
333 West Wacker Drive                       & Flom (Illinois), legal counsel to the funds in the Fund
Chicago, IL 60606                           Complex, open-end funds advised by Van Kampen American
Date of Birth: 08/22/39                     Capital Management, Inc. and closed-end funds advised by
                                            Advisory Corp. Trustee of each of the funds in the Fund
                                            Complex, open-end funds advised by Van Kampen Capital
                                            Management, Inc. and closed-end funds advised by Advisory
                                            Corp.


---------------

* Such trustees are "interested persons" (within the meaning of Section 2(a)(19) of the 1940 Act). Mr. McDonnell is an interested person of the Advisers and the Fund by reason of his positions with VKAC and its affiliates. Mr. Whalen is an interested person of the Fund by reason of his firm currently acting as legal counsel to the Fund and is an interested person of Asset Management with respect to certain funds advised by Asset Management by reason of his firm in the past acting as legal counsel to Asset Management.

                                    OFFICERS



  Messrs. Hegel, Nyberg, Wood, Sullivan, Dalmaso, Martin, Wetherell and Hill are located at One Parkview Plaza, Oakbrook Terrace, IL 60181. The Fund's other officers are located at 2800 Post Oak Blvd., Houston, TX 77056.



                                     POSITIONS AND                     PRINCIPAL OCCUPATIONS
        NAME AND AGE               OFFICES WITH FUND                    DURING PAST 5 YEARS
        ------------               -----------------                   ---------------------
Peter W. Hegel..............  Vice President                Executive Vice President of the Advisers.
  Date of Birth: 06/25/56                                   Director of Asset Management. Officer of
                                                            certain other subsidiaries of VKAC. Vice
                                                            President of each of the funds in the Fund
                                                            Complex and certain other investment
                                                            companies advised by the Advisers or their
                                                            affiliates.

Curtis W. Morell............  Vice President and Chief      Senior Vice President of the Advisers, Vice
  Date of Birth: 08/04/46     Accounting Officer            President and Chief Accounting Officer of
                                                            each of the funds in the Fund Complex and
                                                            certain other investment companies advised
                                                            by the Advisers or their affiliates.

Ronald A. Nyberg............  Vice President and Secretary  Executive Vice President, General Counsel
  Date of Birth: 07/29/53                                   and Secretary of VKAC. Executive Vice
                                                            President, General Counsel, Assistant
                                                            Secretary and a Director of the Advisers
                                                            and the Distributor. Executive Vice
                                                            President, General Counsel and Assistant
                                                            Secretary of ACCESS. Director or officer of
                                                            certain other subsidiaries of VKAC.
                                                            Director of ICI Mutual Insurance Co., a
                                                            provider of insurance to members of the
                                                            Investment Company Institute. Prior to
                                                            November 1996, Executive Vice President,
                                                            General Counsel and Secretary of VKAC
                                                            Holding. Vice President and Secretary of
                                                            each of the funds in the Fund Complex and
                                                            certain other investment companies advised
                                                            by the Advisers or their affiliates.
Don G. Powell                                               Chairman, President, Chief Executive
2800 Post Oak Blvd.                                         Officer and a Director of VKAC. Chairman,
Houston, TX 77056                                           Chief Executive Officer and a Director of
  Date of Birth: 10/19/39                                   the Advisers and the Distributor. Chairman
                                                            and a Director of ACCESS. Director or
                                                            officer of certain other subsidiaries of
                                                            VKAC. Chairman of the Board of Governors
                                                            and the Executive Committee of the
                                                            Investment Company Institute. Prior to
                                                            November, 1996, President, Chief Executive
                                                            Officer and a Director of VKAC Holding.
                                                            President, Chief Executive Officer and a
                                                            Trustee/Director of certain investment
                                                            companies advised by Asset Management and
                                                            prior to July 1996, President, Chief
                                                            Executive Officer and a Trustee of the
                                                            funds in the Fund Complex and closed-end
                                                            investment companies advised by Advisory
                                                            Corp.

                                     POSITIONS AND                     PRINCIPAL OCCUPATIONS
        NAME AND AGE               OFFICES WITH FUND                    DURING PAST 5 YEARS
        ------------               -----------------                   ---------------------

Alan T. Sachtleben..........  Vice President                Executive Vice President of the Advisers.
  Date of Birth: 04/20/42                                   Director of Asset Management. Director or
                                                            officer of certain other subsidiaries of
                                                            VKAC. Vice President of each of the funds
                                                            in the Fund Complex and certain other
                                                            investment companies advised by the
                                                            Advisers or their affiliates.

Paul R. Wolkenberg..........  Vice President                Executive Vice President of the VKAC, the
  Date of Birth: 11/10/44                                   Advisers and the Distributor. President,
                                                            Chief Executive Officer and a Director of
                                                            ACCESS. Director or officer of certain
                                                            other subsidiaries of VKAC. Vice President
                                                            of each of the funds in the Fund Complex
                                                            and certain other investment companies
                                                            advised by the Advisers or their
                                                            affiliates.

Edward C. Wood III..........  Vice President and Chief      Senior Vice President of the Advisers. Vice
  Date of Birth: 01/11/56     Financial Officer             President and Chief Financial Officer of
                                                            each of the funds in the Fund Complex and
                                                            certain other investment companies advised
                                                            by the Advisers or their affiliates.

John L. Sullivan............  Treasurer                     First Vice President of the Advisers.
  Date of Birth: 08/20/55                                   Treasurer of each of the funds in the Fund
                                                            Complex and certain other investment
                                                            companies advised by the Advisers or their
                                                            affiliates.

Tanya M. Loden..............  Controller                    Vice President of the Advisers. Controller
  Date of Birth: 11/19/59                                   of each of the funds in the Fund Complex
                                                            and other investment companies advised by
                                                            the Advisers or the affiliates.

Nicholas Dalmaso............  Assistant Secretary           Assistant Vice President and Senior
  Date of Birth: 03/01/65                                   Attorney of VKAC. Assistant Vice President
                                                            and Assistant Secretary of the Advisers and
                                                            the Distributor. Officer of certain other
                                                            subsidiaries of VKAC. Assistant Secretary
                                                            of each of the funds in the Fund Complex
                                                            and other investment companies advised by
                                                            the Advisers or the affiliates.

Huey P. Falgout, Jr.........  Assistant Secretary           Assistant Vice President and Senior
  Date of Birth: 11/15/63                                   Attorney of VKAC. Assistant Vice President
                                                            and Assistant Secretary of the Advisers,
                                                            the Distributor and ACCESS. Officer of
                                                            certain other subsidiaries of VKAC.
                                                            Assistant Secretary of each of the funds in
                                                            the Fund Complex and other investment
                                                            companies advised by the Advisers or the
                                                            affiliates.

                                     POSITIONS AND                     PRINCIPAL OCCUPATIONS
        NAME AND AGE               OFFICES WITH FUND                    DURING PAST 5 YEARS
        ------------               -----------------                   ---------------------
Scott E. Martin.............  Assistant Secretary           Senior Vice President, Deputy General
  Date of Birth: 08/20/56                                   Counsel and Assistant Secretary of VKAC.
                                                            Senior Vice President, Deputy General
                                                            Counsel and Secretary of the Advisers, the
                                                            Distributor and ACCESS. Officer of certain
                                                            other subsidiaries of VKAC. Prior to
                                                            November 1996, Senior Vice President,
                                                            Deputy General Counsel and Assistant
                                                            Secretary of VKAC Holding. Assistant
                                                            Secretary of each of the funds in the Fund
                                                            Complex and other investment companies
                                                            advised by the Advisers or the affiliates.

Weston B. Wetherell.........  Assistant Secretary           Vice President, Associate General Counsel
  Date of Birth: 06/15/56                                   and Assistant Secretary of VKAC, the
                                                            Advisers and the Distributor. Officer of
                                                            certain other subsidiaries of VKAC.
                                                            Assistant Secretary of each of the funds in
                                                            the Fund Complex and other investment
                                                            companies advised by the Advisers or the
                                                            affiliates.

Steven M. Hill..............  Assistant Treasurer           Assistant Vice President of the Advisers.
  Date of Birth: 10/16/64                                   Assistant Treasurer of each of the funds in
                                                            the Fund Complex and other investment
                                                            companies advised by the Advisers or the
                                                            affiliates.

M. Robert Sullivan..........  Assistant Controller          Assistant Vice President of the Advisers.
  Date of Birth: 03/30/33                                   Assistant Controller of each of the funds
                                                            in the Fund Complex and other investment
                                                            companies advised by the Advisers or the
                                                            affiliates.



  Each of the trustees holds the same position with each of the funds in the Fund Complex. As of December 31, 1996, there were 51 funds in the Fund Complex. Each trustee who is not an affiliated person of VKAC, the Advisers, the Distributor, ACCESS or Morgan Stanley (each a "Non-Affiliated Trustee") is compensated by an annual retainer and meeting fees for services to the funds in the Fund Complex. Each fund in the Fund Complex provides a deferred compensation plan to its Non-Affiliated Trustees that allows trustees to defer receipt of their compensation and earn a return on such deferred amounts based upon the return of the common shares of the funds in the Fund Complex as more fully described below. Each fund in the Fund Complex also provides a retirement plan to its Non-Affiliated Trustees that provides Non-Affiliated Trustees with compensation after retirement, provided that certain eligibility requirements are met as more fully described below.



  The compensation of each Non-Affiliated Trustee from each fund in the Fund Complex advised by Advisory Corp. (each a "VK Fund" and collectively the "VK Funds") includes an annual retainer in an amount equal to $2,500 per calendar year, due in four quarterly installments on the first business day of each calendar quarter. Each Non-Affiliated Trustee receives a per meeting fee from each VK Fund in the amount of $125 per regular quarterly meeting attended by the Non-Affiliated Trustee, due on the date of such meeting, plus reasonable expenses incurred by the Non-Affiliated Trustee in connection with his or her services as a trustee. Each Non-Affiliated Trustee receives a per meeting fee from each VK Fund in the amount of $125 per special meeting attended by the Non-Affiliated Trustee, due on the date of such meeting, plus reasonable expenses incurred by the Non-Affiliated Trustee in connection with his or her services as a trustee, provided that no compensation will be paid in connection with certain telephonic special meetings.



  The compensation of each Non-Affiliated Trustee from the funds in the Fund Complex advised by Asset Management (each an "AC Fund" or collectively the "AC Funds") includes an annual retainer in an amount equal to $35,000 per calendar year, due in four quarterly installments on the first business day of each calendar quarter. The AC Funds pay each Non-Affiliated Trustee a per meeting fee in the amount of $2,000 per regular quarterly meeting attended by the Non-Affiliated Trustee, due on the date of such meeting, plus reasonable expenses incurred by the Non-Affiliated Trustee in connection with his or her services as a trustee. Payment of the annual retainer and the regular meeting fee is allocated among the AC Funds (i) 50% on the basis of the relative net assets of each AC Fund to the aggregate net assets of all the AC Funds and (ii) 50% equally to each AC Fund, in each case as of the last business day of the preceding calendar quarter. Each AC Fund which is the subject of a special meeting of the trustees generally pays each Non-Affiliated Trustee a per meeting fee in the amount of $125 per special meeting attended by the Non-Affiliated Trustee, due on the date of such meeting, plus reasonable expenses incurred by the Non-Affiliated Trustee in connection with his or her services as a trustee, provided that no compensation will be paid in connection with certain telephonic special meetings.



  The trustees approved an aggregate compensation cap with respect to funds in the Fund Complex of $84,000 per Non-Affiliated Trustee per year (excluding any retirement benefits) for the period July 22, 1995 through December 31, 1996, subject to the net assets and the number of funds in the Fund Complex as of July 21, 1995 and certain other exceptions. For the calendar year ended December 31, 1996, certain trustees received aggregate compensation from the funds in the Fund Complex over $84,000 due to compensation received but not subject to the cap, including compensation from new funds added to the Fund Complex after July 22, 1995 and certain special meetings in 1996. In addition, each of Advisory Corp. or Asset Management, as the case may be, agreed to reimburse each fund in the Fund Complex through December 31, 1996 for any increase in the aggregate trustee's compensation over the aggregate compensation paid by such fund in its 1994 fiscal year, provided that if a fund did not exist for the entire 1994 fiscal year appropriate adjustments will be made.



  Each Non-Affiliated Trustee generally can elect to defer receipt of all or a portion of the compensation earned by such Non-Affiliated Trustee until retirement. Amounts deferred are retained by the Fund and earn a rate of return determined by reference to the return on the common shares of such Fund or other funds in the Fund Complex as selected by the respective Non-Affiliated Trustee, with the same economic effect as if such Non-Affiliated Trustee had invested in one or more funds in the Fund Complex. To the extent permitted by the 1940 Act, the Fund may invest in securities of those funds selected by the Non-Affiliated Trustees in order to match the deferred compensation obligation. The deferred compensation plan is not funded and obligations thereunder represent general unsecured claims against the general assets of the Fund.



  Each fund in the Fund Complex has adopted a retirement plan. Under the Fund's retirement plan, a Non-Affiliated Trustee who is receiving trustee's compensation from the Fund prior to such Non-Affiliated Trustee's retirement, has at least 10 years of service (including years of service prior to adoption of the retirement plan) and retires at or after attaining the age of 60, is eligible to receive a retirement benefit equal to $2,500 per year for each of the ten years following such trustee's retirement from the Fund. Trustees retiring prior to the age of 60 or with fewer than 10 years but more than 5 years of service may receive reduced retirement benefits from the Fund. Each trustee has served as a member of the Board of Trustees since he or she was first appointed or elected in the year set forth below. The retirement plan contains a Fund Complex retirement benefit cap of $60,000 per year. Asset Management has reimbursed each AC Fund for the expenses related to the retirement plan through December 31, 1996.



  Additional information regarding compensation and benefits for trustees is set forth below. As indicated in the notes accompanying the table, the amounts relate to either the Trust's most recently completed fiscal year or the Fund Complex' most recently completed calendar year ended December 31, 1996.

                            1996 COMPENSATION TABLE



                                                                                                            TOTAL
                                                                                                        COMPENSATION
                                                             PENSION OR          ESTIMATED MAXIMUM     BEFORE DEFERRAL
                              AGGREGATE COMPENSATION     RETIREMENT BENEFITS      ANNUAL BENEFITS         FROM FUND
                             BEFORE DEFERRAL FROM THE    ACCRUED AS PART OF     FROM THE TRUST UPON     COMPLEX PAID
          NAME(1)                    TRUST(2)                EXPENSES(3)           RETIREMENT(4)        TO TRUSTEE(5)
          -------            ------------------------    -------------------    -------------------    ---------------
J. Miles Branagan*                    $20,000                  $ 4,229                 $20,000            $104,875
Philip P. Gaughan                       3,750                    7,529                   6,750              16,875
Linda Hutton Heagy*                    20,000                      490                  20,000             104,875
Dr. Roger Hilsman                      20,000                        0                       0             103,750
R. Craig Kennedy*                      20,000                      380                  20,000             104,875
Donald C. Miller                       20,000                   13,241                   9,250             104,875
Jack E. Nelson*                        20,000                    2,636                  20,000              97,875
David Rees                              4,750                        0                       0              22,000
Jerome L. Robinson*                    20,000                   11,665                   7,250             101,625
Lawrence J. Sheehan                     4,750                        0                       0              22,000
Dr. Fernando Sisto*                    20,000                    7,056                  12,000             104,875
Wayne W. Whalen*                       20,000                    1,834                  20,000             104,875
William S. Woodside                    20,000                        0                       0             104,875


---------------

* Currently a member of the Board of Trustees. Mr. Phillip B. Rooney also is a current member of the Board of Trustees but is not included in the compensation table because he did not serve on the Board of Trustees or receive any compensation from the Trust prior to April 14, 1997. Messrs. McDonnell and Powell, also trustees of the Trust during all or a portion of the Trust's last fiscal year, are not included in the compensation table because they are affiliated persons of the Advisers and are not eligible for compensation or retirement benefits from the Trust.



(1) Persons not designated by an asterisk are not currently members of the Board of Trustees, but were members of the Board of Trustees during the Trust's most recently completed fiscal year. Messrs. Gaughan and Rees retired from the Board of Trustees on January 26, 1996 and January 29, 1996, respectively. Mr. Sheehan was removed from the Board of Trustees effective January 29, 1996. Messrs. Hilsman, Miller and Woodside retired from the Board of Trustees on December 31, 1996.



(2) The amounts shown in this column represent the aggregate compensation before deferral from all eight series of the Trust, including the Fund, with respect to the Trust's fiscal year ended December 31, 1996. The detail of aggregate compensation before deferral for each series, including the Fund, are shown in Table A below. Certain trustees deferred compensation from the Trust during the fiscal year ended December 31, 1996; the aggregate compensation deferred from all eight series of the Trust, including the Fund, is as follows: Mr. Branagan, $5,750; Mr. Gaughan, $3,750; Ms. Heagy, $15,000; Mr. Kennedy, $9,500; Mr. Miller, $20,000; Mr. Nelson, $20,000; Mr.
    Robinson, $18,000; and Mr. Whalen, $19,625. The details of amounts deferred for each series, including the Fund, are shown in Table B below. Amounts deferred are retained by the respective fund and earn a rate of return determined by reference to either the return on the common shares of such fund or other funds in the Fund Complex as selected by the respective Non-Affiliated Trustee, with the same economic effect as if such Non-Affiliated Trustee had invested in one or more funds in the Fund Complex. To the extent permitted by the 1940 Act, each fund may invest in securities of those funds selected by the Non-Affiliated Trustees in order to match the deferred compensation obligation. The cumulative deferred compensation (including interest) accrued with respect to each trustee from all eight series of the Trust, including the Fund, as of the Trust's fiscal year ended December 31, 1996 is as follows: Mr. Branagan, $5,678; Mr. Gaughan, $20,094; Ms. Heagy, $20,472; Mr. Kennedy, $47,294; Mr. Miller, $55,827; Mr. Nelson, $57,771; Mr. Robinson, $54,847; and Mr. Whalen,
    $49,269. The details of cumulative deferred compensation (including interest) for each series, including the Fund, are shown in Table C below. The deferred compensation plan is described above the Compensation Table.



(3) The amounts shown in this column represent the retirement benefits accrued by all eight series of the Trust, including the Fund, with respect to the Trust's fiscal year ended December 31, 1996. The details of retirement benefits accrued for each series, including the Fund, are shown in Table D below. The retirement plan is described above the Compensation Table.



(4) This is the estimated maximum annual benefits payable by the Trust in each year of the 10-year period commencing in the year of such trustee's retirement from the Trust. The estimated maximum annual benefit, except for trustees who have retired or are near retirement, is based upon $2,500 per series assuming: the trustee has 10 or more years of service on the Board of Trustees (including years of service prior to the adoption of the retirement plan) and retires at or after attaining the age of 60. Trustees retiring prior to the age of 60 or with fewer than 10 years of service for a series of the Trust may receive reduced retirement benefits from such series. The actual annual benefit may be less if the trustee is subject to the Fund Complex retirement benefit cap or if the trustee is not fully vested at the time of retirement. Each Non-Affiliated Trustee of the Board of Trustees has served as a member of the Board of Trustees since he or she was first appointed or elected in the year set forth in Table E below.



(5) The amounts shown in this column represent the aggregate compensation paid by all 51 of the investment companies in the Fund Complex as of December 31, 1996 before deferral by the trustees under the deferred compensation plan. Certain trustees deferred all or a portion of their aggregate compensation from the Fund Complex during the calendar year ended December 31, 1996. The deferred compensation earns a rate of return determined by reference to the return on the shares of the funds in the Fund Complex as selected by the respective Non-Affiliated Trustee, with the same economic effect as if such Non-Affiliated Trustee had invested in one or more funds in the Fund Complex. To the extent permitted by the 1940 Act, the Fund may invest in securities of those investment companies selected by the Non-Affiliated Trustees in order to match the deferred compensation obligation. The trustees' Fund Complex compensation cap covered the period July 22, 1995 through December 31, 1996. For the calendar year ended December 31, 1996, certain trustees received compensation over $84,000 in the aggregate due to compensation received but not subject to the cap, including compensation from new funds added to the Fund Complex after July 22, 1995 and certain special meetings in 1996. The Advisers and their affiliates also serve as investment adviser for other investment companies; however, with the exception of Messrs. McDonnell, Powell and Whalen, the trustees were not trustees of such investment companies. Combining the Fund Complex with other investment companies advised by the Advisers and their affiliates, Mr. Whalen received Total Compensation of $243,375 during the calendar year ended December 31, 1996.



  As of April 4, 1997, the trustees and officers of the Fund as a group owned less than 1% of the shares of the Fund.

                                                                         TABLE A


           1996 AGGREGATE COMPENSATION FROM THE TRUST AND EACH SERIES


                                                                               TRUSTEE
                                   FISCAL    ----------------------------------------------------------------------------
       FUND NAME                  YEAR-END   BRANAGAN   GAUGHAN   HEAGY    HILSMAN   KENNEDY   MILLER    NELSON     REES
       ---------                  --------   --------   -------   -----    -------   -------   ------    ------     ----
 Insured Tax Free Income Fund....  12/31     $ 3,125    $  625    $3,125   $3,125    $3,125    $ 3,125   $ 3,125   $  750
 Tax Free High Income Fund.......  12/31       3,125       625     3,125    3,125     3,125      3,125     3,125      750
 California Insured Tax Free
   Income Fund...................  12/31       3,125       625     3,125    3,125     3,125      3,125     3,125      750
 Municipal Income Fund...........  12/31       3,125       625     3,125    3,125     3,125      3,125     3,125      750
 Intermediate Term Municipal
   Income Fund...................  12/31       3,125       625     3,125    3,125     3,125      3,125     3,125      750
 Florida Insured Tax Free Income
   Fund..........................  12/31       3,125       625     3,125    3,125     3,125      3,125     3,125      750
 New Jersey Tax Free Income
   Fund..........................  12/31         625         0       625      625       625        625       625      125
 New York Tax Free Income Fund...  12/31         625         0       625      625       625        625       625      125
   Trust Total...................             20,000     3,750    20,000   20,000    20,000     20,000    20,000    4,750

                                                       TRUSTEE
                                   ------------------------------------------------
       FUND NAME                   ROBINSON   SHEEHAN   SISTO    WHALEN    WOODSIDE
       ---------                   --------   -------   -----    ------    --------
 Insured Tax Free Income Fund....   $3,125    $  750    $3,125   $ 3,125    $3,125
 Tax Free High Income Fund.......    3,125       750     3,125     3,125     3,125
 California Insured Tax Free
   Income Fund...................    3,125       750     3,125     3,125     3,125
 Municipal Income Fund...........    3,125       750     3,125     3,125     3,125
 Intermediate Term Municipal
   Income Fund...................    3,125       750     3,125     3,125     3,125
 Florida Insured Tax Free Income
   Fund..........................    3,125       750     3,125     3,125     3,125
 New Jersey Tax Free Income
   Fund..........................      625       125       625       625       625
 New York Tax Free Income Fund...      625       125       625       625       625
   Trust Total...................   20,000     4,750    20,000    20,000    20,000



                                                                         TABLE B



      1996 AGGREGATE COMPENSATION DEFERRED FROM THE TRUST AND EACH SERIES


                                                                                     TRUSTEE
                                     FISCAL    -----------------------------------------------------------------------------------
     FUND NAME                      YEAR-END   BRANAGAN   GAUGHAN   HEAGY    HILSMAN   KENNEDY   MILLER   NELSON   REES   ROBINSON
     ---------                      --------   --------   -------   -----    -------   -------   ------   ------   ----   --------
 Insured Tax Free Income Fund.....   12/31      $  875    $  625    $2,500     $0      $1,500    $3,125   $3,125    $0     $3,125
 Tax Free High Income Fund........   12/31         875       625     2,500      0       1,500     3,125    3,125     0      3,125
 California Insured Tax Free
   Income Fund....................   12/31         875       625     2,500      0       1,500     3,125    3,125     0      1,500
 Municipal Income Fund............   12/31         875       625     2,500      0       1,500     3,125    3,125     0      3,125
 Intermediate Term Municipal
   Income Fund....................   12/31         875       625     2,500      0       1,500     3,125    3,125     0      3,125
 Florida Insured Tax Free Income
   Fund...........................   12/31         875       625     2,500      0       1,500     3,125    3,125     0      3,125
 New Jersey Tax Free Income
   Fund...........................   12/31         250         0         0      0         250       625      625     0        625
 New York Tax Free Income Fund....   12/31         250         0         0      0         250       625      625     0        250
   Trust Total....................               5,750     3,750    15,000      0       9,500    20,000   20,000     0     18,000

                                                  TRUSTEE
                                    -----------------------------------
     FUND NAME                      SHEEHAN   SISTO   WHALEN   WOODSIDE
     ---------                      -------   -----   ------   --------
 Insured Tax Free Income Fund.....    $0       $0     $3,125      $0
 Tax Free High Income Fund........     0        0      3,125       0
 California Insured Tax Free
   Income Fund....................     0        0      3,125       0
 Municipal Income Fund............     0        0      3,125       0
 Intermediate Term Municipal
   Income Fund....................     0        0      3,125       0
 Florida Insured Tax Free Income
   Fund...........................     0        0      3,125       0
 New Jersey Tax Free Income
   Fund...........................     0        0        625       0
 New York Tax Free Income Fund....     0        0        250       0
   Trust Total....................     0        0     19,625       0



                                                                         TABLE C



        CUMULATIVE COMPENSATION DEFERRED (PLUS INTEREST) FROM THE TRUST


                                AND EACH SERIES


                                                                                    TRUSTEE
                                    FISCAL    -----------------------------------------------------------------------------------
     FUND NAME                     YEAR-END   BRANAGAN   GAUGHAN   HEAGY    HILSMAN   KENNEDY   MILLER   NELSON   REES   ROBINSON
     ---------                     --------   --------   -------   -----    -------   -------   ------   ------   ----   --------
 Insured Tax Free Income Fund.....  12/31      $  864    $3,486    $3,412     $0      $7,792    $9,083   $9,476    $0     $8,925
 Tax Free High Income Fund........  12/31         864     3,486     3,412      0       7,792     9,083    9,476     0      8,925
 California Insured Tax Free
   Income Fund....................  12/31         864     3,486     3,412      0       7,792     9,083    9,476     0      8,925
 Municipal Income Fund............  12/31         864     3,486     3,412      0       7,792     9,083    9,083     0      8,925
 Intermediate Term Municipal
   Income Fund....................  12/31         864     3,486     3,412      0       7,792     9,083    9,476     0      8,925
 Florida Insured Tax Free Income
   Fund...........................  12/31         864     1,628     3,412      0       4,228     5,766    5,912     0      5,648
 New Jersey Tax Free Income
   Fund...........................  12/31         247       518         0      0       2,053     2,323    2,436     0      2,287
 New York Tax Free Income Fund....  12/31         247       518         0      0       2,053     2,323    2,436     0      2,287
   Trust Total....................              5,678    20,094    20,472      0      47,294    55,827   57,771     0     54,847

                                                  TRUSTEE
                                    -----------------------------------
     FUND NAME                      SHEEHAN   SISTO   WHALEN   WOODSIDE
     ---------                      -------   -----   ------   --------
 Insured Tax Free Income Fund.....    $0       $0     $7,967      $0
 Tax Free High Income Fund........     0        0      7,967       0
 California Insured Tax Free
   Income Fund....................     0        0      7,967       0
 Municipal Income Fund............     0        0      7,967       0
 Intermediate Term Municipal
   Income Fund....................     0        0      7,967       0
 Florida Insured Tax Free Income
   Fund...........................     0        0      5,486       0
 New Jersey Tax Free Income
   Fund...........................     0        0      1,974       0
 New York Tax Free Income Fund....     0        0      1,974       0
   Trust Total....................     0        0     49,269       0



                                                                         TABLE D



       1996 RETIREMENT BENEFITS ACCRUED AS PART OF EXPENSES FOR THE TRUST


                                AND EACH SERIES


                                                                                TRUSTEE
                                     FISCAL    --------------------------------------------------------------------------
      FUND NAME                     YEAR-END   BRANAGAN   GAUGHAN   HEAGY   HILSMAN   KENNEDY   MILLER   NELSON    REES
      ---------                     --------   --------   -------   -----   -------   -------   ------   ------    ----
 Insured Tax Free Income Fund.....   12/31         499     2,086      56          0      48      3,503      394         0
 Tax Free High Income Fund........   12/31         499     2,039      56          0      48      3,532      383         0
 California Insured Tax Free
   Income Fund....................   12/31         499     1,950      56          0      47      3,440      373         0
 Municipal Income Fund............   12/31         499     1,454      56          0      46      2,766      315         0
 Intermediate Term Municipal
   Income Fund....................   12/31         499         0      56          0      41          0      259         0
 Florida Insured Tax Free Income
   Fund...........................   12/31         578         0      70          0      50          0      304         0
 New Jersey Tax Free Income
   Fund...........................   12/31         578         0      70          0      50          0      304         0
 New York Tax Free Income Fund....   12/31         578         0      70          0      50          0      304         0
   Trust Total....................               4,229     7,529     490          0     380     13,241    2,636         0

                                                        TRUSTEE
                                    -----------------------------------------------
      FUND NAME                     ROBINSON   SHEEHAN   SISTO    WHALEN   WOODSIDE
      ---------                     --------   -------   -----    ------   --------
 Insured Tax Free Income Fund.....    2,490         0       861     283          0
 Tax Free High Income Fund........    2,472         0       861     272          0
 California Insured Tax Free
   Income Fund....................    2,439         0       861     265          0
 Municipal Income Fund............    2,346         0       861     219          0
 Intermediate Term Municipal
   Income Fund....................    1,918         0       861     177          0
 Florida Insured Tax Free Income
   Fund...........................        0         0       917     206          0
 New Jersey Tax Free Income
   Fund...........................        0         0       917     206          0
 New York Tax Free Income Fund....        0         0       917     206          0
   Trust Total....................   11,665         0     7,056   1,834          0

                                                                         TABLE E



          YEAR OF ELECTION OR APPOINTMENT TO EACH SERIES OF THE TRUST



                                                                                         TRUSTEE
                                                        -------------------------------------------------------------------------
FUND NAME                                               BRANAGAN   HEAGY    KENNEDY   NELSON   ROONEY   ROBINSON   SISTO   WHALEN
---------                                               --------   -----    -------   ------   ------   --------   -----   ------
  Insured Tax Free Income Fund.........................   1995      1995     1993      1984     1997      1992     1995     1984
  Tax Free High Income Fund............................   1995      1995     1993      1985     1997      1992     1995     1985
  California Insured Tax Free Income Fund..............   1995      1995     1993      1985     1997      1992     1995     1985
  Municipal Income Fund................................   1995      1995     1993      1990     1997      1992     1995     1990
  Intermediate Term Municipal Income Fund..............   1995      1995     1993      1993     1997      1993     1995     1993
  Florida Insured Tax Free Income Fund.................   1995      1995     1994      1994     1997      1994     1995     1994
  New Jersey Tax Free Income Fund......................   1995      1995     1994      1994     1997      1994     1995     1994
  New York Tax Free Income Fund........................   1995      1995     1994      1994     1997      1994     1995     1994



  As of April 4, 1997, no person was known by the Fund to own beneficially or to hold of record as much as 5% of the outstanding Class A Shares, Class B Shares or Class C Shares of the Fund, except as follows:



                                                                AMOUNT OF
                                                              OWNERSHIP AT        CLASS OF       PERCENTAGE
                NAME AND ADDRESS OF HOLDER                    APRIL 4, 1997        SHARES        OWNERSHIP
                --------------------------                    -------------       --------       ----------
Stanley J. & Robert J. Holuba Co. TR......................        68,779             C             11.17%
  U/A 10/31/86 Article 6
  Stanley Joseph Holuba Trust
  2 Hackensack Avenue
  Kearny, NJ 07032-4611
Stanley Jacob Holuba, Robert Joseph Holuba Co.............        62,522             C             10.97%
  TR U/A 11/09/87 Art 9th
  Stanley Joseph Holuba Trust
  2 Hackensack Avenue
  Kearny, NJ 07032-4611
RJ Holuba & SJ Holuba & A. Holuba Co. TR..................        54,779             C              8.90%
  U/A 10/31/86 Stanson Chemicals Trust ULWAT
  Stanley Joseph Holuba Decd.
  2 Hackensack Avenue
  Kearny, NJ 07032-4611
Angela Holuba.............................................        50,528             C              8.21%
  2 Hackensack Avenue
  Kearny, NJ 07032-4611
Stanley J. Holuba & Robert J. Holuba TR...................        50,528             C              8.21%
  Angela Holuba Family Trust DTD 12/05/88
  2 Hackensack Avenue
  Kearny, NJ 07032-4611
Edward D. Jones & Co......................................        42,249             C              6.86%
  F/A/O Earl K. Rush & EDJ #
  286-04210-1-1
  P.O. Box 2500
  Maryland Heights, MO 63043-8500

                     INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISORY AGREEMENT


  The Adviser is the Fund's investment adviser. The Adviser was incorporated as a Delaware corporation in 1982 (and through December 31, 1987 transacted business under the name of American Portfolio Advisory Service Inc.).



  The Adviser is a wholly-owned subsidiary of Van Kampen American Capital, Inc. ("VKAC"), which is a wholly-owned subsidiary of VK/AC Holding, Inc. VK/AC Holding, Inc. is a wholly-owned subsidiary of MSAM Holdings II, Inc. which, in turn, is a wholly-owned subsidiary of Morgan Stanley Group Inc. The principal office of the Fund, the Adviser, the Distributor and VKAC is located at One Parkview Plaza, Oakbrook Terrace, Illinois 60181.



  Morgan Stanley Group Inc. and various of its directly or indirectly owned subsidiaries, including Morgan Stanley & Co. Incorporated, a registered broker-dealer and investment adviser, and Morgan Stanley International, are engaged in a wide range of financial services. Their principal businesses include securities underwriting, distribution and trading; merger, acquisition, restructuring and other corporate finance advisory activities; merchant banking; stock brokerage and research services; asset management; trading of futures, options, foreign exchange, commodities and swaps (involving foreign exchange, commodities, indices and interest rates); real estate advice, financing and investing; and global custody, securities clearance services and securities lending.



  On February 5, 1997, Morgan Stanley Group Inc. and Dean Witter, Discover & Co. announced that they had entered into an Agreement and Plan of Merger to form Morgan Stanley, Dean Witter, Discover & Co. Subject to certain conditions being met, it is currently anticipated that the transaction will close in mid-1997. Thereafter, Van Kampen American Capital Asset Management, Inc. will be an indirect subsidiary of Morgan Stanley, Dean Witter, Discover & Co.



  Dean Witter, Discover & Co. is a financial services company with three major businesses; full service brokerage, credit services and asset management.



  The investment advisory agreement between the Adviser and the Fund provides that the Adviser will supply investment research and portfolio management, including the selection of securities for the Fund to purchase, hold or sell and the selection of brokers through whom the Fund's portfolio transactions are executed. The Adviser also administers the business affairs of the Fund, furnishes offices, necessary facilities and equipment, provides administrative services, and permits its officers and employees to serve without compensation as trustees of the Trust and officers of the Fund if duly elected to such positions.


  The agreement provides that the Adviser shall not be liable for any error of judgment or of law, or for any loss suffered by the Fund in connection with the matters to which the agreement relates, except a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of the Adviser in the performance of its obligations and duties, or by reason of its reckless disregard of its obligations and duties under the agreement.

  The Adviser's activities are subject to the review and supervision of the Board of Trustees of the Trust, of which the Fund is a series, to whom the Adviser renders periodic reports of the Fund's investment activities.

  The investment advisory agreement for the Fund will continue in effect from year to year if specifically approved by the trustees of the Trust, of which the Fund is a separate series (or by the Fund's shareholders), and by the disinterested trustees in compliance with the requirements of the 1940 Act. The agreement may be terminated without penalty upon 60 days' written notice by either party thereto and will automatically terminate in the event of assignment.

  The investment advisory agreement specifies that the Adviser will reimburse the Fund for annual expenses of the Fund which exceed the most stringent limit prescribed by any state in which the Fund's shares are offered for sale. Currently, the most stringent limit in any state would require such reimbursement to the extent that aggregate operating expenses of the Fund (excluding interest, taxes and other expenses which may be excludable under applicable state law) exceed in any fiscal year 2 1/2% of the average annual net assets of the Fund up to $30 million, 2% of the average annual net assets of the Fund of the next $70 million, and 1 1/2% of the remaining average annual net assets of the Fund. In addition to making any required reimbursements, the Adviser may in its discretion, but is not obligated to, waive all or any portion of its fee or assume all or any portion of the expenses of the Fund.


  For the years ending December 31, 1996 and December 31, 1995 and the period ended December 31, 1994, the Fund paid $176,896, $0 and $0, respectively.


OTHER AGREEMENTS


  ACCOUNTING SERVICES AGREEMENT. The Fund has also entered into an accounting services agreement pursuant to which the Adviser provides accounting services supplementary to those provided by the Custodian. Such services are expected to enable the Fund to more closely monitor and maintain its accounts and records. The Fund shares equally with the other Van Kampen American Capital mutual funds in the cost of providing such services, with 25% of such costs shared proportionately based on the respective number of classes of securities issued per fund and the remaining 75% of such cost based proportionally on their respective net assets per fund.



  For the years ending December 31, 1996 and December 31, 1995 and the period ended December 31, 1994, the Fund paid expenses of approximately $8,900, $7,300 and $4,100, respectively, representing the Adviser's cost of providing accounting services.


  LEGAL SERVICES AGREEMENT. The Fund and each of the other Van Kampen American Capital funds advised by the VK Adviser and distributed by the Distributor have entered into Legal Services Agreements pursuant to which Van Kampen American Capital provides legal services, including without limitation: maintenance of the funds' minute books and records, preparation and oversight of the funds' regulatory reports, and other information provided to shareholders, as well as responding to day-to-day legal issues on behalf of the funds. Payment by the Fund for such services is made on a cost basis for the salary and salary related benefits, including but not limited to bonuses, group insurances and other regular wages for the employment of personnel, as well as overhead and the expenses related to the office space and the equipment necessary to render the legal services. Other funds distributed by the Distributor also receive legal services from Van Kampen American Capital. Of the total costs for legal services provided to funds distributed by the Distributor, one half of such costs are allocated equally to each fund and the remaining one half of such costs are allocated to specific funds based on monthly time records.


  For the years ending December 31, 1996 and December 31, 1995 and the period ended December 31, 1994, the Fund paid expenses of approximately $7,800, $8,200 and $8,086, respectively, representing Van Kampen American Capital's cost of providing legal services.



                     CUSTODIAN AND INDEPENDENT ACCOUNTANTS


  State Street Bank and Trust Company, 225 Franklin Street, P.O. Box 1713, Boston, MA 02105-1713, is the custodian of the Fund and has custody of all securities and cash of the Fund. The custodian, among other things, attends to the collection of principal and income, and payment for and collection of proceeds of securities bought and sold by the Fund.


  The independent accountants for the Fund are KPMG Peat Marwick LLP, Chicago, Illinois. The selection of independent accountants will be subject to ratification by the shareholders of the Fund at any annual meeting of shareholders.


                PORTFOLIO TRANSACTIONS AND BROKERAGE ALLOCATION

  The Adviser will place orders for portfolio transactions for the Fund with broker-dealer firms giving consideration to the quality, quantity and nature of each firm's professional services. These services include execution, clearance procedures, wire service quotations and statistical and other research information provided to the Fund, or the Adviser, including quotations necessary to determine the value of the Fund's net assets. Any research benefits derived are available for all clients of the Adviser. Since statistical and other research information is only supplementary to the research efforts of the Adviser to the Fund and still must be analyzed and reviewed by its staff, the receipt of research information is not expected to materially reduce its expenses.

  If it is believed to be in the best interests of the Fund, the Adviser may place portfolio transactions with brokers who provide the types of service described above, even if it means the Fund will have to pay a higher commission (or, if the broker's profit is part of the cost of the security, will have to pay a higher price for the security), than would be the case if no weight were given to the broker's furnishing of those services. This will be done, however, only if, in the opinion of the Fund's Adviser, the amount of additional commission or increased cost is reasonable in relation to the value of the services.

  In selecting among the firms believed to meet the criteria for handling a particular transaction, the Fund's Adviser may take into consideration that certain firms (i) provide market, statistical or other research information to the Fund and the Adviser, (ii) have sold or are selling shares of the Fund and that certain firms and (iii) may select firms that are affiliated with the Fund, the Adviser, or its distributor and other principal underwriters. If purchases or sales of securities of the Fund and of one or more other investment companies or clients supervised by the Adviser are considered at or about the same time, transactions in such securities will be allocated among the several investment companies and clients in a manner deemed equitable to all by the Adviser, taking into account the respective sizes of the Fund and other investment companies and clients and the amount of securities to be purchased or sold. Although it is possible that in some cases this procedure could have a detrimental effect on the price or volume of the security as far as the Fund is concerned, it is also possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to the Fund.

  While the Adviser will be primarily responsible for the placement of the Fund's business, the policies and practices in this regard must be consistent with the foregoing and will at all times be subject to review by the trustees of the Trust, of which the Fund is a separate series.

  The trustees have adopted certain policies incorporating the standards of Rule 17e-1 issued by the SEC under the 1940 Act which requires that the commissions paid to the Distributor and other affiliates of the Fund must be reasonable and fair compared to the commissions, fees or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities during a comparable period of time. The rule and procedures also contain review requirements and require the Adviser to furnish reports to the trustees and to maintain records in connection with such reviews. After consideration of all factors deemed relevant, the trustees will consider from time to time whether the advisory fee for the Fund will be reduced by all or a portion of the brokerage commission given to affiliated brokers.

  State securities laws may differ from the interpretations of federal law expressed herein, and banks and financial institutions may be required to register as dealers pursuant to state law.

                             TAX STATUS OF THE FUND


  The Trust and any of its series, including the Fund, will be treated as separate corporations for federal income tax purposes. The Fund intends to qualify each year and to elect to be treated as a regulated investment company under the Code. If the Fund so qualifies and distributes each year to its shareholders at least 90% of its net investment income (including tax-exempt interest, taxable income and net short-term capital gain, but not net capital gains, which are the excess of long-term capital gains over net short-term capital losses) in each year, it will not be required to pay federal income taxes on any income distributed to shareholders. The Fund intends to distribute at least the minimum amount of net investment income necessary to satisfy the 90% distribution requirement. The Fund will not be subject to federal income tax on any net capital gains distributed to shareholders.


                                THE DISTRIBUTOR


  The Distributor offers one of the industry's broadest lines of investments -- encompassing mutual funds, closed-end funds and unit investment trusts -- and is currently the nation's 5th largest broker-sold mutual fund group according to Strategic Insight, July 1995. VKAC manages or supervises more than $57 billion in mutual funds, closed-end funds and unit investment trusts -- assets which have been entrusted to VKAC in more than 2 million investor accounts. VKAC has one of the largest research teams (outside of the rating agencies) in the country, with more than 80 analysts devoted to various specializations. Each of our high yield analysts, based either in San Francisco, Chicago, Houston or Boston, has the responsibility to cover a specific region of the country. This regional focus enables each high yield analyst to provide more specialized coverage of the market and alert the portfolio manager to issues of local importance.



  Shares of the Fund are offered through the Distributor. The Distributor is a wholly owned subsidiary of Van Kampen American Capital, Inc., which is a subsidiary of VK/AC Holding, Inc. VK/AC Holding, Inc. is a wholly-owned subsidiary of MSAM Holdings II, Inc. which, in turn, is a wholly-owned subsidiary of Morgan Stanley Group Inc. The principal office of the Fund, the Adviser, the Distributor and VKAC is located at One Parkview Plaza, Oakbrook Terrace, Illinois 60181.



  Morgan Stanley Group Inc. and various of its directly or indirectly owned subsidiaries, including Morgan Stanley & Co. Incorporated, a registered broker-dealer and investment adviser, and Morgan Stanley International, are engaged in a wide range of financial services. Their principal businesses include securities underwriting, distribution and trading; merger, acquisition, restructuring and other corporate finance advisory activities; merchant banking; stock brokerage and research services; asset management; trading of futures, options, foreign exchange, commodities and swaps (involving foreign exchange, commodities, indices and interest rates); real estate advice, financing and investing; and global custody, securities clearance services and securities lending.



  On February 5, 1997, Morgan Stanley Group Inc. and Dean Witter, Discover & Co. announced that they had entered into an Agreement and Plan of Merger to form Morgan Stanley, Dean Witter, Discover & Co. Subject to certain conditions being met, it is currently anticipated that the transaction will close in mid-1997. Thereafter, Van Kampen American Capital Asset Management, Inc. will be an indirect subsidiary of Morgan Stanley, Dean Witter, Discover & Co.



  Dean Witter, Discover & Co. is a financial services company with three major businesses; full service brokerage, credit services and asset management.



  Pursuant to a distribution agreement, the Distributor will purchase shares of the Fund for resale to the public, either directly or through securities dealers, and is obligated to purchase only those shares for which it has received purchase orders. Shares of the Fund may not be purchased from the Distributor for consideration other than cash. A discussion of how to purchase and redeem the Fund's shares and how the Fund's shares are priced is contained in the Prospectus.



                         DISTRIBUTION AND SERVICE PLANS


  The Fund has adopted a distribution plan (the "Distribution Plan") with respect to each class of its shares pursuant to Rule 12b-1 under the 1940 Act. The Fund also has adopted a service plan (the "Service Plan") with respect to each class of its shares. The Distribution Plan and the Service Plan sometimes are referred to herein as the "Plans." The Plans provide that the Fund may spend a portion of the Fund's average daily net assets attributable to each class of shares in connection with distribution of the respective class of shares and in connection with the provision of ongoing services to shareholders of such class, respectively. The Distribution Plan and the Service Plan are being implemented through an agreement (the "Distribution and Service Agreement") with the Distributor of each class of the Fund's shares, sub-agreements between the Distributor and members of the NASD acting as securities dealers and NASD members or eligible non-members acting as brokers or agents and similar agreements between the Fund and financial intermediaries acting as brokers (collectively, "Selling Agreements") that may provide for their customers or clients certain services or assistance, which may include, but not be limited to, processing purchase and redemption transactions, establishing and maintaining shareholder accounts regarding the Fund, and such other services as may be agreed to from time to time and as may be permitted by applicable statute, rule or regulation. Brokers, dealers and financial intermediaries that have entered into sub-agreements with the Distributor and sell shares of the Fund are referred to herein as "financial intermediaries."

  The Distributor must submit quarterly reports to the Board of Trustees of the Trust, of which the Fund is a series, setting forth separately by class of shares all amounts paid under the Distribution Plan and the purposes for which such expenditures were made, together with such other information as from time to time is reasonably requested by the Trustees. The Plans provide that they will continue in full force and effect from year to year so long as such continuance is specifically approved by a vote of the Trustees, and also by a vote of the disinterested Trustees, cast in person at a meeting called for the purpose of voting on the Plans. Each of the Plans may not be amended to increase materially the amount to be spent for the services described therein with respect to either class of shares without approval by a vote of a majority of the outstanding voting shares of such class, and all material amendments to either of the Plans must be approved by the Trustees and also by the disinterested Trustees. Each of the Plans may be terminated with respect to either class of shares at any time by a vote of a majority of the disinterested Trustees or by a vote of a majority of the outstanding voting shares of such class.



  For the fiscal year ended December 31, 1996, the Fund's aggregate expenses under the Plans for Class A shares were $34,938 or 0.25% of the Class A shares' average net assets. Such expenses were paid to reimburse the Distributor for payments made to financial intermediaries for servicing Fund shareholders and for administering the Plans. For the fiscal year ended December 31, 1996, the Fund's aggregate expenses under the Plans for Class B shares were $167,722 or 1.00% of the Class B shares' average net assets. Such expenses were paid to reimburse the Distributor for the following payments: $125,792 for commissions and transaction fees paid to financial intermediaries in respect of sales of Class B shares of the Fund and $41,930 for fees paid to financial intermediaries for servicing Class B shareholders and administering the Plans. For the fiscal year ended December 31, 1996, the Fund's aggregate expenses under the Plans for Class C shares were $46,319 or 1.00% of the Class C shares' average net assets. Such expenses were paid to reimburse the Distributor for the following payments:
$23,875 for commissions and transaction fees paid to financial intermediaries in respect of sales of Class C shares of the Fund and $22,444 for fees paid to financial intermediaries for servicing Class C shareholders and administering the Plans.


                                 LEGAL COUNSEL


  Counsel to the Fund is Skadden, Arps, Slate, Meagher & Flom (Illinois).


                            PERFORMANCE INFORMATION

  The Fund's yield quotation is determined on a monthly basis with respect to the immediately preceding 30 day period, and yield is computed by dividing the Fund's net investment income per share of a given class earned during such period by the Fund's maximum offering price (including, with respect to the Class A Shares, the maximum initial sales charge) per share of such class on the last day of such period. The Fund's net investment income per share is determined by taking the interest attributable to a given class of shares earned by the Fund during the period, subtracting the expenses attributable to a given class of shares accrued for the period (net of any reimbursements), and dividing the result by the average daily number of the shares of each class outstanding during the period that were entitled to receive dividends. The yield calculation formula assumes net investment income is earned and reinvested at a constant rate and annualized at the end of a six month period. Yield will be computed separately for each class of shares. CDSC Shares may be subject to a contingent deferred sales charge. Yield quotations do not reflect the imposition of a contingent deferred sales charge, and if any such contingent deferred sales charge imposed at the time of redemption were reflected, it would reduce the performance quoted.

  Tax-equivalent yield demonstrates the taxable yield required to produce an after-tax yield equivalent to that of the Fund's yield. The Fund's tax-equivalent yield quotation for a 30 day period as described above is computed by dividing that portion of the yield of the Fund (as computed above) which is tax-exempt by a percentage equal to 100% minus a stated percentage income tax rate and adding the result to that portion of the Fund's yield, if any, that is not tax-exempt.

  The Fund calculates average compounded total return by determining the redemption value (less any applicable contingent deferred sales charge) at the end of specified periods (after adding back all dividends and other distributions made during the period) of a $1,000 investment in a given class of shares of the Fund (less the maximum sales charge, if any) at the beginning of the period, annualizing the increase or decrease over the specified period with respect to such initial investment and expressing the result as a percentage. Average compounded total return will be computed separately for each class of shares.

  Total return figures utilized by the Fund are based on historical performance and are not intended to indicate future performance. Total return and net asset value per share of a given class can be expected to fluctuate over time, and accordingly upon redemption a shareholder's shares may be worth more or less than their original cost.

  The Fund may, in supplemental sales literature, advertise non-standardized total return figures representing the cumulative, non-annualized total return of each class of shares of the Fund from a given date to a subsequent given date. Cumulative non-standardized total return is calculated by measuring the value of an initial investment in a given class of shares of the Fund at a given time, deducting the maximum initial sales charge, if any, determining the value of all subsequent reinvested distributions, and dividing the net change in the value of the investment as of the end of the period by the amount of the initial investment and expressing the result as a percentage. Non-standardized total return will be calculated separately for each class of shares. Non-standardized total return calculations do not reflect the imposition of a contingent deferred sales charge, and if any such contingent deferred sales charge with respect to the CDSC Shares imposed at the time of redemption were reflected, it would reduce the performance quoted.

  From time to time marketing materials may provide a portfolio manager update, an adviser update or discuss general economic conditions and outlooks. The Fund's marketing materials may also show the Fund's asset class diversification, top five sectors, ten largest holdings and other Fund asset structures, such as duration, maturity, coupon, NAV, rating breakdown, AMT exposure and number of issues in the portfolio. Materials may also mention how Van Kampen American Capital believes the Fund compares relative to other Van Kampen American Capital funds. Materials may also discuss the Dalbar Financial Services study from 1984 to 1994 which studied investor cash flow into and out of all types of mutual funds. The ten year study found that investors who bought mutual fund shares and held such shares outperformed investors who bought and sold. The Dalbar study conclusions were consistent regardless of if shareholders purchased their funds in direct or sales force distribution channels. The study showed that investors working with a professional representative have tended over time to earn higher returns than those who invested directly. The Fund will also be marketed on the Internet.

CLASS A SHARES


  The average total return including payment of the sales charge with respect to the Class A Shares for (i) the one year period ended December 31, 1996 was 0.939% and (ii) the approximately three year seven month period from May 28, 1993 (the commencement of investment operations of the Fund) through December 31, 1996 was 5.47%.



  The Fund's yield with respect to the Class A Shares for the 30 day period ending December 30, 1996 (calculated in the manner described in the Prospectus under the heading "Fund Performance") was 4.04%. The tax-equivalent yield with respect to the Class A Shares for the 30 day period ending December 30, 1996 (calculated in the manner described in the Prospectus under the heading "Fund Performance" and assuming a 36% tax rate) was 6.31%. The Fund's current distribution rate with respect to the Class A Shares for the month ending December 31, 1996 (calculated in the manner described in the Prospectus under the heading "Fund Performance") was 4.49%.



  The Class A Shares cumulative non-standardized total return, including payment of the maximum sales charge, with respect to the Class A Shares from its inception to December 31, 1996 (as calculated in the manner described in the Prospectus under the heading "Fund Performance") was 21.15%.



  The Fund's cumulative non-standardized total return, excluding payment of the maximum sales charge, with respect to the Class A Shares from its inception to December 31, 1996 was 25.27%.

CLASS B SHARES


  The average total return including payment of CDSC with respect to the Class B Shares for (i) the one year period ended December 31, 1996 was 0.56% and (ii) the approximately three year seven month period of May 28, 1993 (commencement of distribution) through December 31, 1996 was 5.47%.



  The Fund's yield with respect to the Class B Shares for the 30 day period ending December 30, 1996 (calculated in the manner described in the Prospectus under the heading "Fund Performance") was 3.42%. The tax-equivalent yield with respect to the Class B Shares for the 30 day period ending December 30, 1996 (calculated in the manner described in the Prospectus under the heading "Fund Performance" and assuming a 36% tax rate) was 5.34%. The Fund's current distribution rate with respect to the Class B Shares for the month ending December 31, 1996 (calculated in the manner described in the Prospectus under the heading "Fund Performance") was 3.94%.



  The Fund's cumulative non-standardized total return, including payment of the CDSC, with respect to the Class B Shares from its inception to December 31, 1996 (as calculated in the manner described in the Prospectus under the heading "Fund Performance") was 21.12%.



  The Fund's cumulative non-standardized total return, excluding payment of the CDSC, with respect to the Class B Shares from its inception to December 31, 1996 was 22.12%.


CLASS C SHARES


  The average total return including payment of sales charge with respect to the Class C Shares for (i) the one year period ended December 31, 1996 was 2.54% and
(ii) the approximately three year three month period of October 19, 1993 (commencement of distribution) through December 31, 1996 was 4.15%.



  The Fund's yield with respect to the Class C Shares for the 30 day period ending December 30, 1996 (calculated in the manner described in the Prospectus under the heading "Fund Performance") was 3.42%. The tax-equivalent yield with respect to the Class C shares for the 30 day period ending December 30, 1996 (calculated in the manner described in the Prospectus under the heading "Fund Performance" and assuming a 36% tax rate) was 5.34%. The Fund's current distribution rate with respect to the Class C Shares for the month ending December 31, 1996 (calculated in the manner described in the Prospectus under the heading "Fund Performance") was 3.94%.



  The Fund's cumulative non-standardized total return, including payment of the CDSC, with respect to the Class C Shares from its inception to December 31, 1996 (as calculated in the manner described in the Prospectus under the heading "Fund Performance") was 13.89%.



  The Fund's cumulative non-standardized total return, excluding payment of the CDSC, with respect to the Class C Shares from its inception to December 31, 1996 was 13.89%.

                       REPORT OF INDEPENDENT ACCOUNTANTS

The Board of Trustees and Shareholders of
Van Kampen American Capital Intermediate Term Municipal Income Fund:

We have audited the accompanying statement of assets and liabilities of Van Kampen American Capital Intermediate Term Municipal Income Fund (the "Fund"), including the portfolio of investments, as of December 31, 1996, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
    We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Van Kampen American Capital Intermediate Term Municipal Income Fund as of December 31, 1996, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles.

                                                           KPMG Peat Marwick LLP
Chicago, Illinois
February 7, 1997

                            PORTFOLIO OF INVESTMENTS

                               December 31, 1996
--------------------------------------------------------------------------------

 Par
Amount
(000)                      Description                     Coupon    Maturity  Market Value
-------------------------------------------------------------------------------------------
         MUNICIPAL BONDS
         ALASKA  0.7%
$ 250    Seward, AK Rev AK Sealife Cent Proj.............   7.100%   10/01/05  $   255,923
                                                                               -----------
         ARIZONA  4.0%
1,245    Pima Cnty, AZ Indl Dev Auth Indl Rev Lease Oblig
         Irvington Proj Tucson Ser A Rfdg (FSA Insd).....   7.250    07/15/10    1,388,324
                                                                               -----------
         CALIFORNIA  12.0%
1,000    California St Var Rate Cpn (AMBAC Insd).........   6.400    09/01/08    1,126,790
  240    Del Mar California Race Track Auth Rev Rfdg.....   6.000    08/15/06      243,041
  500    Los Angeles Cnty, CA Ctfs Partn (Embedded
         Swap) (d).......................................   6.100    11/01/01      530,740
  540    Montebello, CA Unified Sch Dist Ctfs Partn Cap
         Impts Proj......................................   5.900    06/01/04      549,693
1,050    Orange Cnty, CA Recovery Ctfs Ser A (MBIA
         Insd)...........................................   6.000    07/01/08    1,129,569
  560    Pleasanton, CA Jt Pwrs Fin Auth Rev Reassessment
         Ser A...........................................   6.000    09/02/05      597,945
                                                                               -----------
                                                                                 4,177,778
                                                                               -----------
         COLORADO  6.8%
  280    Colorado Hsg Fin Auth Access Pgm Single Family
         Pgm Ser E.......................................   8.125    12/01/24      312,880
1,000    Denver, CO City & Cnty Arpt Rev Ser A...........   7.400    11/15/04    1,126,110
  500    Montrose Cnty, CO Ctfs Partn....................   6.000    06/15/01      514,110
  400    Montrose Cnty, CO Ctfs Partn....................   6.100    06/15/02      413,676
                                                                               -----------
                                                                                 2,366,776
                                                                               -----------
         CONNECTICUT  0.9%
  300    Mashantucket Western Pequot Tribe CN Spl Rev Ser
         A...............................................   6.500    09/01/06      309,852
                                                                               -----------
         DISTRICT OF COLUMBIA  2.8%
1,000    District of Columbia Redev Land Agy Dist of
         Columbia Sports Arena Spl Tax Rev...............   5.625    11/01/10      971,850
                                                                               -----------
         FLORIDA  5.8%
1,150    Florida Hsg Fin Agy Maitland Club Apts Ser B 1
         (AMBAC Insd)....................................   6.750    08/01/14    1,229,729
  200    Lee Cnty, FL Indl Dev Auth Econ Rev Encore
         Nursing Cent Partner Rfdg.......................   8.125    12/01/07      216,704
  250    Orange Cnty, FL Hlth Fac Auth Rev 1st Mtg
         Orlando Lutheran Twr Rfdg.......................   8.125    07/01/06      255,415
  300    Volusia Cnty, FL Indl Dev Auth Bishops Glen Proj
         Rfdg............................................   7.125    11/01/06      300,966
                                                                               -----------
                                                                                 2,002,814
                                                                               -----------
         GEORGIA  4.7%
1,475    De Kalb Cnty, GA Hsg Auth Multi-Family Hsg Rev
         North Hill Apts Proj Rfdg (FNMA Collateralized)
         (c).............................................   6.625    01/01/25    1,617,205
                                                                               -----------

                                               See Notes to Financial Statements

                               December 31, 1996
--------------------------------------------------------------------------------

 Par
Amount
(000)                      Description                     Coupon    Maturity  Market Value
-------------------------------------------------------------------------------------------
         ILLINOIS  12.8%
$ 200    Danville, IL Single Family Mtg Rev Rfdg.........   7.300%   11/01/10  $   210,188
  250    Hoffman Estates, IL Multi-Family Rev Hsg Pk Pl
         Apts Proj Rfdg (FNMA Collateralized)............   5.750    06/01/21      257,718
1,335    Illinois Dev Fin Auth Elderly Hsg Rev
         Libertyville Towers Ser A.......................   6.500    09/01/09    1,386,771
  750    Illinois Hlth Fac Auth Rev Holy Cross Hosp Proj
         Ser 94-A........................................   6.250    03/01/04      769,268
  400    Illinois Hlth Fac Auth Rev Swedish Covenant Ser
         A Rfdg & Impt...................................   5.800    08/01/03      417,928
  340    Macon County, IL Rev Cap Apprec Millikin Univ
         (AMBAC Insd)....................................       *    10/01/06      205,720
  370    Macon County, IL Rev Cap Apprec Millikin Univ
         (AMBAC Insd)....................................       *    10/01/07      210,415
  410    Macon County, IL Rev Cap Apprec Millikin Univ
         (AMBAC Insd)....................................       *    10/01/08      218,719
  455    Macon County, IL Rev Cap Apprec Millikin Univ
         (AMBAC Insd)....................................       *    10/01/09      227,245
  500    Macon County, IL Rev Cap Apprec Millikin Univ
         (AMBAC Insd)....................................       *    10/01/10      234,910
  300    Peoria, IL Special Tax Weaverridge Special
         Service Area....................................   7.625    02/01/08      300,525
                                                                               -----------
                                                                                 4,439,407
                                                                               -----------
         KENTUCKY  1.1%
  375    Jefferson Cnty, KY Multi-Family Rev Hsg Whipps
         Mill Proj Ser A Rfdg............................   5.875    06/01/23      380,869
                                                                               -----------
         LOUISIANA  0.7%
  250    Iberia Parish, LA Hosp Svc Dist No 1 Hosp Rev...   7.500    05/26/06      253,113
                                                                               -----------
         MASSACHUSETTS  4.0%
  470    Boston, MA Wtr & Swr Comm Rev Ser A.............   9.250    01/01/11      626,068
  500    Massachusetts St Hlth & Edl North Adams Regl
         Hosp Ser C......................................   6.250    07/01/04      512,005
  250    Massachusetts St Indl Fin Agy East Boston
         Neighborhood Proj...............................   7.250    07/01/06      251,993
                                                                               -----------
                                                                                 1,390,066
                                                                               -----------
         MICHIGAN  0.7%
  250    Michigan St Hosp Fin Auth Rev Detroit Macomb
         Hosp Corp Ser A Rfdg............................   7.300    06/01/01      252,280
                                                                               -----------

                                               See Notes to Financial Statements

                               December 31, 1996
--------------------------------------------------------------------------------

 Par
Amount
(000)                      Description                     Coupon    Maturity  Market Value
-------------------------------------------------------------------------------------------

         MINNESOTA  1.0%
$ 330    Minneapolis, MN Multi-Family Rev Hsg Belmont
         Apts Proj.......................................   7.000%   11/01/06  $   330,419
                                                                               -----------
         MISSOURI  4.9%
1,500    Kansas City, MO Arpt Rev Genl Impt Ser A (FSA
         Insd)...........................................   7.000    09/01/12    1,681,425
                                                                               -----------
         NEW HAMPSHIRE  0.6%
  200    New Hampshire Higher Edl & Hlth Fac Auth Rev
         Hosp Nashua Mem Hosp............................   5.500    10/01/02      202,190
                                                                               -----------
         NEW JERSEY  5.2%
  250    New Jersey Econ Dev Auth Rev Sr Mtg Arbor Glen
         Proj Ser A......................................   8.000    05/15/04      256,053
1,000    New Jersey Hlthcare Fac Fin Auth Rev Christ Hosp
         Group Issue (Connie Lee Insd)...................   7.000    07/01/06    1,154,290
  375    New Jersey Hlthcare Fac Fin Auth Rev Palisades
         Med Cent........................................   7.500    07/01/06      388,957
                                                                               -----------
                                                                                 1,799,300
                                                                               -----------
         NEW YORK  14.8%
  350    Erie Cnty, NY Indl Dev Agy Civic Fac Rev Mercy
         Hosp Buffalo Proj Ser A.........................   5.900    06/01/03      358,697
  500    New York City Ser A.............................   7.000    08/01/07      553,190
2,000    New York St Dorm Auth Rev Mental Hlth Svcs Fac
         Impt E (AMBAC Insd) (b).........................   5.000    02/15/06    2,005,700
1,000    New York St Med Care Fac Fin Agy Rev NY Hosp Mtg
         Ser A (AMBAC Insd)..............................   6.200    08/15/05    1,099,690
1,000    Niagara Falls, NY Pub Impt (MBIA Insd)..........   6.900    03/01/20    1,128,180
                                                                               -----------
                                                                                 5,145,457
                                                                               -----------
         OHIO  5.6%
  500    Cuyahoga Cnty, OH Hlthcare Fac Rev Judson
         Retirement Cmnty Rfdg...........................   7.000    11/15/10      503,830
  250    Marion Cnty OH Hosp Impt Rev Cnty Hosp Rfdg.....   6.375    05/15/11      254,572
  145    Miami Cnty, OH Hosp Fac Rev Upper Vly Med Cent
         Ser A Rfdg & Impt...............................   6.000    05/15/06      148,611
1,000    Ohio St Air Quality Dev Auth Rev Owens Corning
         Fiberglas Proj Rfdg.............................   6.250    06/01/04    1,032,220
                                                                               -----------
                                                                                 1,939,233
                                                                               -----------
         OKLAHOMA  1.7%
  590    Shawnee, OK Hosp Auth Hosp Rev Midamerica
         Hlthcare Inc Rfdg...............................   5.750    10/01/03      598,065
                                                                               -----------
         PENNSYLVANIA  2.1%
  225    Erie, PA Higher Edl Bldg Auth College Rev
         Mercyhurst College Proj A Rfdg..................   5.300    03/15/03      228,978
  500    Philadelphia, PA Hosp & Higher Edl Fac Auth Hosp
         Rev Friends Hosp................................   5.950    05/01/04      505,750
                                                                               -----------
                                                                                   734,728
                                                                               -----------

                                               See Notes to Financial Statements

                               December 31, 1996
--------------------------------------------------------------------------------

 Par
Amount
(000)                      Description                     Coupon    Maturity  Market Value
-------------------------------------------------------------------------------------------
         TEXAS  4.2%
$ 500    Austin, TX Util Sys Rev Rfdg (AMBAC Insd) (b)...   6.500%   11/15/05  $   532,705
  500    Brazos Cnty, TX Hlth Fac Dev Corp Franciscan
         Svcs Corp Rev Saint Joseph Rfdg.................   5.600    01/01/03      508,650
  405    Mesquite, TX Hlth Fac Dev Retirement Fac
         Christian A.....................................   6.100    02/15/08      409,103
                                                                               -----------
                                                                                 1,450,458
                                                                               -----------
         UTAH  5.6%
1,845    Utah St Hsg Fin Agy Single Family Mtg Mezz Ser
         A-1 (FHA Gtd)...................................   7.150    07/01/12    1,926,660
                                                                               -----------
TOTAL LONG-TERM INVESTMENTS  102.7%
  (Cost $33,831,921) (a).....................................................   35,614,192
LIABILITIES IN EXCESS OF OTHER ASSETS  (2.7%)................................     (933,503)
                                                                               -----------
NET ASSETS  100.0%...........................................................  $34,680,689
                                                                               ===========
*Zero coupon bond

(a) At December 31, 1996, for federal income tax purposes cost is $33,831,921; the aggregate gross unrealized appreciation is $1,810,859 and the aggregate gross unrealized depreciation is $28,588, resulting in net unrealized appreciation of $1,782,271.

(b) Securities purchased on a when issued or delayed delivery basis.

(c) Assets segregated as collateral for when issued or delayed delivery purchase commitments.

(d) An Embedded Swap security includes a swap component such that the fixed coupon component of the underlying bond is adjusted by the difference between the security's fixed swap rate and the floating swap index. As the floating rate rises, the coupon is reduced. Conversely, as the floating rate declines, the coupon is increased. The price of these securities may be more volatile than the price of a comparable fixed rate security. These are typically used by the Fund to enhance the yield of the portfolio. These derivative instruments are marked to market each day with the change in value reflected in the unrealized appreciation/depreciation on investments. Upon disposition, a realized gain or loss is recognized accordingly.

                                               See Notes to Financial Statements

                      STATEMENT OF ASSETS AND LIABILITIES

                               December 31, 1996
--------------------------------------------------------------------------------

ASSETS:
Long-Term Investments, at Market Value (Cost $33,831,921)
  (Note 1)..................................................  $35,614,192
Cash........................................................    1,057,405
Receivables:
  Interest..................................................      656,653
  Investments Sold..........................................      165,000
  Fund Shares Sold..........................................       10,886
Unamortized Organizational Expenses (Note 1)................       16,822
Other.......................................................          401
                                                              -----------
      Total Assets..........................................   37,521,359
                                                              -----------
LIABILITIES:
Payables:
  Investments Purchased.....................................    2,514,370
  Distributor and Affiliates (Notes 2 and 5)................       74,869
  Income Distributions......................................       44,302
  Fund Shares Repurchased...................................       21,075
  Investment Advisory Fee (Note 2)..........................       14,773
Accrued Expenses............................................      105,340
Deferred Compensation and Retirement Plans (Note 2).........       65,941
                                                              -----------
      Total Liabilities.....................................    2,840,670
                                                              -----------
NET ASSETS..................................................  $34,680,689
                                                              ===========
NET ASSETS CONSIST OF:
Capital (Note 3)............................................  $33,556,363
Net Unrealized Appreciation on Investments..................    1,782,271
Accumulated Undistributed Net Investment Income.............       27,942
Accumulated Net Realized Loss on Investments................     (685,887)
                                                              -----------
NET ASSETS..................................................  $34,680,689
                                                              ===========
MAXIMUM OFFERING PRICE PER SHARE:
  Class A Shares:
    Net asset value and redemption price per share (Based on
    net assets of $12,466,445 and 1,220,664 shares of
    beneficial interest issued and outstanding).............  $     10.21
    Maximum sales charge (3.25%* of offering price).........          .34
                                                              -----------
    Maximum offering price to public........................  $     10.55
                                                              ===========
  Class B Shares:
    Net asset value and offering price per share (Based on
    net assets of $16,384,261 and 1,604,956 shares of
    beneficial interest issued and outstanding).............  $     10.21
                                                              ===========
  Class C Shares:
    Net asset value and offering price per share (Based on
    net assets of $5,829,983 and 571,218 shares of
    beneficial interest issued and outstanding).............  $     10.21
                                                              ===========
*On sales of $25,000 or more, the sales charge will be reduced.

                                               See Notes to Financial Statements

                            STATEMENT OF OPERATIONS

                      For the Year Ended December 31, 1996
--------------------------------------------------------------------------------

INVESTMENT INCOME:
Interest....................................................  $2,127,939
                                                              ----------
EXPENSES:
Distribution (12b-1) and Service Fees (Attributed to Classes
  A, B and C of $34,938, $167,722 and $46,319, respectively)
  (Note 5)..................................................     248,979
Investment Advisory Fee (Note 2)............................     176,896
Printing....................................................      68,040
Registration................................................      57,595
Custody.....................................................      55,645
Shareholder Services (Note 2)...............................      54,159
Trustees Fees and Expenses (Note 2).........................      34,309
Amortization of Organizational Expenses (Note 1)............      12,027
Legal (Note 2)..............................................      11,140
Other.......................................................      60,312
                                                              ----------
    Total Expenses..........................................     779,102
    Less Expenses Reimbursed (Note 2).......................      64,338
                                                              ----------
    Net Expenses............................................  $  714,764
                                                              ----------
NET INVESTMENT INCOME.......................................  $1,413,175
                                                              ==========
REALIZED AND UNREALIZED GAIN/LOSS ON INVESTMENTS:
Net Realized Gain on Investments............................  $  347,243
                                                              ----------
Unrealized Appreciation/Depreciation on Investments:
    Beginning of the Period.................................   2,236,676
    End of the Period.......................................   1,782,271
                                                              ----------
Net Unrealized Depreciation on Investments During the
  Period....................................................    (454,405)
                                                              ----------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS.............  $ (107,162)
                                                              ==========
NET INCREASE IN NET ASSETS FROM OPERATIONS..................  $1,306,013
                                                              ==========

                                               See Notes to Financial Statements

                       STATEMENT OF CHANGES IN NET ASSETS

                 For the Years Ended December 31, 1996 and 1995
--------------------------------------------------------------------------------

                                                         Year Ended          Year Ended
                                                      December 31, 1996   December 31, 1995
-------------------------------------------------------------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income................................    $ 1,413,175         $ 1,759,783
Net Realized Gain on Investments.....................        347,243             585,792
Net Unrealized Appreciation/Depreciation on
  Investments During the Period......................       (454,405)          2,966,825
                                                         -----------         -----------
Change in Net Assets from Operations.................      1,306,013           5,312,400
                                                         -----------         -----------
Distributions from Net Investment Income:
  Class A Shares.....................................       (656,307)           (757,945)
  Class B Shares.....................................       (666,673)           (704,432)
  Class C Shares.....................................       (184,281)           (185,738)
                                                         -----------         -----------
    Total Distributions..............................     (1,507,261)         (1,648,115)
                                                         -----------         -----------
NET CHANGE IN NET ASSETS FROM INVESTMENT
  ACTIVITIES.........................................       (201,248)          3,664,285
                                                         -----------         -----------
FROM CAPITAL TRANSACTIONS (NOTE 3):
Proceeds from Shares Sold............................      4,946,191           4,993,059
Net Asset Value of Shares Issued Through Dividend
  Reinvestment.......................................        972,957           1,091,043
Cost of Shares Repurchased...........................     (9,123,506)         (9,751,835)
                                                         -----------         -----------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS...     (3,204,358)         (3,667,733)
                                                         -----------         -----------
TOTAL DECREASE IN NET ASSETS.........................     (3,405,606)             (3,448)
NET ASSETS:
Beginning of the Period..............................     38,086,295          38,089,743
                                                         -----------         -----------
End of the Period (Including accumulated
  undistributed net investment income of $27,942 and
  $122,028, respectively)............................    $34,680,689         $38,086,295
                                                         ===========         ===========

                                               See Notes to Financial Statements

                              FINANCIAL HIGHLIGHTS

       The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.
--------------------------------------------------------------------------------

                                                                                May 28, 1993
                                                                               (Commencement
                                              Year Ended December 31,          of Investment
                                           -----------------------------      Operations) to
             Class A Shares                 1996       1995       1994     December 31, 1993
--------------------------------------------------------------------------------------------
Net Asset Value, Beginning of the
  Period.................................  $10.264    $ 9.330    $10.145             $ 9.700
                                           -------    -------    -------             -------
  Net Investment Income..................     .455       .508       .489                .278

  Net Realized and Unrealized Gain/Loss
    on Investments.......................    (.032)      .900      (.815)               .462
                                           -------    -------    -------             -------
Total from Investment Operations.........     .423      1.408      (.326)               .740
                                           -------    -------    -------             -------

Less:
  Distributions from Net Investment
    Income...............................     .474       .474       .489                .273

  Distributions from Net Realized Gain on
    Investments (Note 1).................      -0-        -0-        -0-                .022
                                           -------    -------    -------             -------
Total Distributions......................     .474       .474       .489                .295
                                           -------    -------    -------             -------
Net Asset Value, End of the Period.......  $10.213    $10.264    $ 9.330             $10.145
                                           =======    =======    =======             =======
Total Return* (a)........................     4.27%     15.31%     (3.32%)              7.75%**
Net Assets at End of the Period (In
  millions)..............................  $  12.5    $  15.6    $  15.7             $  14.0
Ratio of Expenses to Average Net
  Assets*................................     1.56%      1.00%       .67%                .14%
Ratio of Net Investment Income to Average
  Net Assets*............................     4.45%      5.10%      5.07%               4.78%
Portfolio Turnover.......................       45%        75%       274%                 86%**
*If certain expenses had not been reimbursed by VKAC, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net
  Assets.................................     1.74%      1.61%      1.75%               2.21%
Ratio of Net Investment Income to Average
  Net Assets.............................     4.27%      4.49%      3.99%               2.70%

** Non-Annualized

(a) Total Return is based upon net asset value which does not include payment of the maximum sales charge or contingent deferred sales charge.

                                               See Notes to Financial Statements

       The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.
--------------------------------------------------------------------------------

                                                                                May 28, 1993
                                                                               (Commencement
                                              Year Ended December 31,          of Investment
                                           -----------------------------      Operations) to
             Class B Shares                 1996       1995       1994     December 31, 1993
--------------------------------------------------------------------------------------------
Net Asset Value, Beginning of the
  Period.................................  $10.263    $ 9.319    $10.137             $ 9.700
                                           -------    -------    -------             -------
Net Investment Income....................     .375       .430       .417                .233
Net Realized and Unrealized Gain/Loss on
  Investments............................    (.027)      .916      (.818)               .460
                                           -------    -------    -------             -------
Total from Investment Operations.........     .348      1.346      (.401)               .693
                                           -------    -------    -------             -------

Less:
  Distributions from Net Investment
    Income...............................     .402       .402       .417                .234
  Distributions from Net Realized Gain on
    Investments (Note 1).................      -0-        -0-        -0-                .022
                                           -------    -------    -------             -------
Total Distributions......................     .402       .402       .417                .256
                                           -------    -------    -------             -------
Net Asset Value, End of the Period.......  $10.209    $10.263    $ 9.319             $10.137
                                           =======    =======    =======             =======
Total Return* (a)........................     3.54%     14.62%     (4.04%)              7.23%**
Net Assets at End of the Period (In
  millions)..............................  $  16.4    $  17.5    $  17.7             $  13.9
Ratio of Expenses to Average Net
  Assets*................................     2.32%      1.75%      1.43%                .92%
Ratio of Net Investment Income to Average
  Net Assets*............................     3.69%      4.33%      4.30%               3.95%
Portfolio Turnover.......................       45%        75%       274%                 86%**
*If certain expenses had not been reimbursed by VKAC, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net
  Assets.................................     2.50%      2.36%      2.50%               2.98%
Ratio of Net Investment Income to Average
  Net Assets.............................     3.51%      3.72%      3.24%               1.89%

** Non-Annualized

(a) Total Return is based upon net asset value which does not include payment of the maximum sales charge or contingent deferred sales charge.

                                               See Notes to Financial Statements

       The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.
--------------------------------------------------------------------------------

                                                                            October 19, 1993
                                              Year Ended December 31,       (Commencement of
                                           -----------------------------    Distribution) to
             Class C Shares                 1996       1995       1994     December 31, 1993
--------------------------------------------------------------------------------------------
Net Asset Value, Beginning of the
  Period.................................  $10.260    $ 9.314    $10.134             $10.250
                                           -------    -------    -------             -------
Net Investment Income....................     .374       .430       .419                .091
Net Realized and Unrealized Gain/Loss on
  Investments............................    (.026)      .918      (.822)              (.098)
                                           -------    -------    -------             -------
Total from Investment Operations.........     .348      1.348      (.403)              (.007)
                                           -------    -------    -------             -------

Less:
  Distributions from Net Investment
    Income...............................     .402       .402       .417                .087
  Distributions from Net Realized Gain on
    Investments (Note 1).................      -0-        -0-        -0-                .022
                                           -------    -------    -------             -------
Total Distributions......................     .402       .402       .417                .109
                                           -------    -------    -------             -------
Net Asset Value, End of the Period.......  $10.206    $10.260    $ 9.314             $10.134
                                           =======    =======    =======             =======
Total Return* (a)........................     3.54%     14.74%     (4.04%)              (.10%)**
Net Assets at End of the Period (In
  millions)..............................  $   5.8    $   4.9    $   4.7             $    .3
Ratio of Expenses to Average Net
  Assets*................................     2.32%      1.74%      1.43%                .97%
Ratio of Net Investment Income to Average
  Net Assets*............................     3.70%      4.36%      4.34%               4.05%
Portfolio Turnover.......................       45%        75%       274%                 86%**
*If certain expenses had not been reimbursed by VKAC, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net
  Assets.................................     2.50%      2.34%      2.46%               2.97%
Ratio of Net Investment Income to Average
  Net Assets.............................     3.52%      3.75%      3.31%               2.06%

** Non-Annualized

(a) Total Return is based upon net asset value which does not include payment of the maximum sales charge or contingent deferred sales charge.

                                               See Notes to Financial Statements

                         NOTES TO FINANCIAL STATEMENTS

                               December 31, 1996
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen American Capital Intermediate Term Municipal Income Fund (the "Fund") is organized as a series of Van Kampen American Capital Tax Free Trust (the "Trust"), a Delaware business trust, and is registered as a diversified open-end management investment company under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek a high level of current income exempt from federal income tax, consistent with preservation of capital. The Fund commenced investment operations on May 28, 1993 with two classes of common shares, Class A and Class B shares. The distribution of the Fund's Class C shares commenced on October 19, 1993.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION--Investments are stated at value using market quotations or, if such valuations are not available, estimates obtained from yield data relating to instruments or securities with similar characteristics in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost.

B. SECURITY TRANSACTIONS--Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. The Fund may purchase and sell securities on a "when issued" or "delayed delivery" basis, with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Fund will maintain, in a segregated account with its custodian, assets having an aggregate value at least equal to the amount of the when issued or delayed delivery purchase commitments until payment is made.

C. INVESTMENT INCOME--Interest income is recorded on an accrual basis. Bond premium and original issue discount are amortized over the expected life of each applicable security.

                               December 31, 1996
--------------------------------------------------------------------------------

D. ORGANIZATIONAL EXPENSES--The Fund has reimbursed Van Kampen American Capital Distributors, Inc. or its affiliates (collectively "VKAC") for costs incurred in connection with the Fund's organization in the amount of $60,000. These costs are being amortized on a straight line basis over the 60 month period ending May 27, 1998. Van Kampen American Capital Investment Advisory Corp. (the "Adviser") has agreed that in the event any of the initial shares of the Fund originally purchased by VKAC are redeemed during the amortization period, the Fund will be reimbursed for any unamortized organizational expenses in the same proportion as the number of shares redeemed bears to the number of initial shares held at the time of redemption.

E. FEDERAL INCOME TAXES--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

    The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of loss and offset such losses against any future realized capital gains. At December 31, 1996, the Fund had an accumulated capital loss carryforward for tax purposes of $685,887 which will expire between December 31, 2002 and December 31, 2003.

F. DISTRIBUTION OF INCOME AND GAINS--The Fund declares daily and pays monthly dividends from net investment income. Net realized gains, if any, are distributed annually. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes.

    For the year ended December 31, 1996, 100% of the income distributions made by the Fund were exempt from federal income taxes.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

                   AVERAGE NET ASSETS                       % PER ANNUM
-----------------------------------------------------------------------
First $500 million......................................     .500 of 1%
Over $500 million.......................................     .450 of 1%

    For the year ended December 31, 1996, VKAC has agreed to assume the Fund's registration and filing fees. This waiver is voluntary and may be discontinued at any time.

                               December 31, 1996
--------------------------------------------------------------------------------

    Certain legal expenses are paid to Skadden, Arps, Slate, Meagher & Flom, counsel to the Fund, of which a trustee of the Fund is an affiliated person.
    For the year ended December 31, 1996, the Fund recognized expenses of approximately $16,700 representing VKAC's cost of providing accounting, cash management and legal services to the Fund.
    ACCESS Investor Services, Inc. ("ACCESS"), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the year ended December 31, 1996, the Fund recognized expenses of approximately $35,600, representing ACCESS' cost of providing transfer agency and shareholder services plus a profit.
    Certain officers and trustees of the Fund are also officers and directors of VKAC. The Fund does not compensate its officers or trustees who are officers of VKAC. For the year ended December 31, 1996, the Adviser reimbursed the Fund for certain trustees' compensation in connection with the July 1995 increase in the number of trustees of the Fund.
    The Fund has implemented deferred compensation and retirement plans for its trustees. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation to a later date. The retirement plan covers those trustees who are not officers of VKAC.
    At December 31, 1996, VKAC owned 1,000, 100 and 100 shares of beneficial interest of Classes A, B and C, respectively.

3. CAPITAL TRANSACTIONS
The Fund has outstanding three classes of shares of beneficial interest, Classes A, B and C, each with a par value of $.01 per share. There are an unlimited number of shares of each class authorized.

                               December 31, 1996
--------------------------------------------------------------------------------

     At December 31, 1996, capital aggregated $12,027,013, $15,986,638 and
$5,542,712 for Classes A, B and C, respectively. For the year ended December 31, 1996, transactions were as follows:

                                                   SHARES       VALUE
------------------------------------------------------------------------
Sales:
  Class A.......................................   103,746   $ 1,052,973
  Class B.......................................   139,700     1,404,638
  Class C.......................................   245,967     2,488,580
                                                  --------   -----------
Total Sales.....................................   489,413   $ 4,946,191
                                                  ========   ===========
Dividend Reinvestment:
  Class A.......................................    40,990   $   414,943
  Class B.......................................    38,800       392,637
  Class C.......................................    16,324       165,377
                                                  --------   -----------
Total Dividend Reinvestment.....................    96,114   $   972,957
                                                  ========   ===========
Repurchases:
  Class A.......................................  (445,139)  $(4,514,663)
  Class B.......................................  (281,671)   (2,845,685)
  Class C.......................................  (172,868)   (1,763,158)
                                                  --------   -----------
Total Repurchases...............................  (899,678)  $(9,123,506)
                                                  ========   ===========

                               December 31, 1996
--------------------------------------------------------------------------------

    At December 31, 1995, capital aggregated $15,073,760, $17,035,048 and
$4,651,913 for Classes A, B and C, respectively. For the year ended December 31, 1995, transactions were as follows:

                                                   SHARES        VALUE
-------------------------------------------------------------------------
Sales:
  Class A.......................................   132,361    $ 1,315,355
  Class B.......................................   172,036      1,724,905
  Class C.......................................   197,244      1,952,799
                                                  --------    -----------
Total Sales.....................................   501,641    $ 4,993,059
                                                  ========    ===========
Dividend Reinvestment:
  Class A.......................................    51,462    $   512,479
  Class B.......................................    41,187        409,706
  Class C.......................................    16,979        168,858
                                                  --------    -----------
Total Dividend Reinvestment.....................   109,628    $ 1,091,043
                                                  ========    ===========
Repurchases:
  Class A.......................................  (346,026)   $(3,440,596)
  Class B.......................................  (400,845)    (3,959,338)
  Class C.......................................  (238,970)    (2,351,901)
                                                  --------    -----------
Total Repurchases...............................  (985,841)   $(9,751,835)
                                                  ========    ===========

    Class B and C shares are offered without a front end sales charge, but are subject to a contingent deferred sales charge (CDSC). The CDSC for Class B and Class C shares will be imposed on most redemptions made within four years of the purchase for Class B and one year of the purchase for Class C as detailed in the following schedule. The Class B and Class C shares bear the expense of their respective deferred sales arrangements, including higher distribution and service fees and incremental transfer agency costs.

                                                       CONTINGENT DEFERRED
                                                          SALES CHARGE
               YEAR OF REDEMPTION                   CLASS B           CLASS C
------------------------------------------------------------------------------
First............................................    3.00%             1.00%
Second...........................................    2.50%              None
Third............................................    2.00%              None
Fourth...........................................    1.00%              None
Fifth and Thereafter.............................     None              None

                               December 31, 1996
--------------------------------------------------------------------------------

    For the year ended December 31, 1996, VKAC, as Distributor for the Fund, received commissions on sales of the Fund's Class A shares of approximately $1,800 and CDSC on redeemed shares of approximately $27,600. Sales charges do not represent expenses of the Fund.

4. INVESTMENT TRANSACTIONS
During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $15,862,246 and $16,266,055, respectively.

5. DISTRIBUTION AND SERVICE PLANS
The Fund and its shareholders have adopted a distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 and a service plan (collectively the "Plans"). The Plans govern payments for the distribution of the Fund's shares, ongoing shareholder services and maintenance of shareholder accounts.
    Annual fees under the Plans of up to .25% of Class A net assets and 1.00% each of Class B and Class C net assets are accrued daily. Included in these fees for the year ended December 31, 1996, are payments to VKAC of approximately $126,000.

                      STATEMENT OF ADDITIONAL INFORMATION

        VAN KAMPEN AMERICAN CAPITAL FLORIDA INSURED TAX FREE INCOME FUND

  Van Kampen American Capital Florida Insured Tax Free Income Fund, formerly known as Van Kampen Merritt Florida Insured Tax Free Income Fund (the "Fund"), seeks to provide investors with high current income exempt from federal income tax and Florida intangible personal property taxes consistent with preservation of capital. The Fund is designed for investors who reside in Florida for tax purposes. The Fund attempts to achieve its investment objective by investing at least 80% of its assets in a portfolio of Florida insured municipal securities that are insured as to timely payment of both principal and interest by an entity whose claims-paying ability is rated AAA by Standard & Poor's Ratings Group ("S&P") or Aaa by Moody's Investors Service, Inc. ("Moody's") or an equivalent rating from another nationally recognized statistical rating organization ("NRSRO"). Insured municipal securities in which the Fund may invest include conventional fixed-rate municipal securities, variable rate municipal securities and other types of municipal securities described herein. Up to 20% of the Fund's total assets may consist of uninsured Florida municipal securities rated investment grade at the time of investment. There is no assurance that the Fund will achieve its investment objective. The Fund is a separate series of Van Kampen American Capital Tax Free Trust, a Delaware business trust (the "Trust").


  This Statement of Additional Information is not a prospectus, but should be read in conjunction with the Prospectus for the Fund dated April 30, 1997 (the "Prospectus"). This Statement of Additional Information does not include all information that a prospective investor should consider before purchasing shares of the Fund, and investors should obtain and read the Prospectus prior to purchasing shares. A copy of the Prospectus may be obtained without charge by writing or calling Van Kampen American Capital Distributors, Inc. at One Parkview Plaza, Oakbrook Terrace, IL 60181 at (800) 421-5666 (or (800) 421-2833 for the hearing impaired). This Statement of Additional Information incorporates by reference the entire Prospectus.


  The Prospectus and this Statement of Additional Information omit certain of the information contained in the registration statement filed with the Securities and Exchange Commission, Washington, D.C. (the "SEC"). These items may be obtained from the SEC upon payment of the fee prescribed, or inspected at the SEC's office at no charge.

                               TABLE OF CONTENTS


                                                               PAGE
                                                               ----
The Fund and the Trust......................................   B-2
Investment Policies and Restrictions........................   B-2
Additional Investment Considerations........................   B-4
Description of Municipal Securities Ratings.................   B-18
Description of Insurance Company Claims Paying Ability
  Ratings...................................................   B-23
Trustees and Officers.......................................   B-24
Investment Advisory and Other Services......................   B-34
Custodian and Independent Accountants.......................   B-35
Portfolio Transactions and Brokerage Allocation.............   B-35
Tax Status of the Fund......................................   B-36
The Distributor.............................................   B-37
Distribution and Service Plans..............................   B-38
Legal Counsel...............................................   B-38
Performance Information.....................................   B-39
Report of Independent Accountants...........................   B-42
Financial Statements........................................   B-43
Notes to Financial Statements...............................   B-51



       THIS STATEMENT OF ADDITIONAL INFORMATION IS DATED APRIL 30, 1997.

                             THE FUND AND THE TRUST


  Van Kampen American Capital Florida Insured Tax Free Income Fund (the "Fund") is a separate series of the Trust, an open-end non-diversified management investment company. At present, the Fund, Van Kampen American Capital Insured Tax Free Income Fund, Van Kampen American Capital Tax Free High Income Fund, Van Kampen American Capital Municipal Income Fund, Van Kampen American Capital Intermediate Term Municipal Income Fund, Van Kampen American Capital California Insured Tax Free Fund, Van Kampen American Capital New Jersey Tax Free Income Fund and Van Kampen American Capital New York Tax Free Fund have each been organized as a series of the Trust and have commenced investment operations. Van Kampen American Capital California Tax Free Income Fund, Van Kampen American Capital Michigan Tax Free Income Fund, Van Kampen American Capital Missouri Tax Free Income Fund and Van Kampen American Capital Ohio Tax Free Income Fund have each been organized as a series of the Trust but have not commenced investment operations. Other series may be organized and offered in the future.


  The Trust is an unincorporated business trust established under the laws of the State of Delaware by an Agreement and Declaration of Trust (the "Declaration of Trust") dated May 10, 1995. The Declaration of Trust permits the Trustees to create one or more separate investment portfolios and issue a series of shares for each portfolio. The Trustees can further sub-divide each series of shares into one or more classes of shares for each portfolio. The Trust can issue an unlimited number of shares, par value $0.01 (prior to July 31, 1995, the shares had no par value). Each share represents an equal proportionate interest in the assets of the series with each other share in such series and no interest in any other series. No series is subject to the liabilities of any other series. The Declaration of Trust provides that shareholders are not liable for any liabilities of the Trust or any of its series, requires inclusion of a clause to that effect in every agreement entered into by the Trust or any of its series and indemnifies shareholders against any such liability. The Fund was originally organized in 1994 under the name Van Kampen Merritt Florida Insured Tax Free Fund as a sub-trust of the Van Kampen Merritt Tax Free Trust, a Massachusetts business trust. The Fund was reorganized as a series of the Trust and adopted its present name as of July 31, 1995.

  Shares of the Trust entitle their holders to one vote per share; however, separate votes are taken by each series on matters affecting an individual series. For example, a change in investment policy for a series would be voted upon by shareholders of only the series involved. Except as described in the prospectus, shares do not have cumulative voting rights, preemptive rights or any conversion or exchange rights. The Trust does not contemplate holding regular meetings of shareholders to elect Trustees or otherwise. However, the holders of 10% or more of the outstanding shares may by written request require a meeting to consider the removal of Trustees by a vote of two-thirds of the shares then outstanding cast in person or by proxy at such meeting.

  The Trustees may amend the Declaration of Trust (including with respect to any series) in any manner without shareholder approval, except that the Trustees may not adopt any amendment adversely affecting the rights of shareholders of any series without approval by a majority of the shares of each affected series present at a meeting of shareholders (or such higher vote as may be required by the Investment Company Act of 1940, as amended (the "1940 Act") or other applicable law) and except that the Trustees cannot amend the Declaration of Trust to impose any liability on shareholders, make any assessment on shares or impose liabilities on the Trustees without approval from each affected shareholder or Trustee, as the case may be.

  Statements contained in this Statement of Additional Information as to the contents of any contract or other document referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement of which this Statement of Additional Information forms a part, each such statement being qualified in all respects by such reference.

                      INVESTMENT POLICIES AND RESTRICTIONS

  The investment objective of the Fund is set forth in the Prospectus under the caption "Investment Objective and Policies." There can be no assurance that the Fund will achieve its investment objective.

  Fundamental investment restrictions limiting the investments of the Fund provide that the Fund may not:


   1. Invest more than 25% of its assets in a single industry; however, as described in the Prospectus, the Fund may from time to time invest more than 25% of its assets in a particular segment of the municipal bond market; however, the Fund will not invest more than 25% of its assets in industrial development bonds in a single industry, except that the Fund may purchase securities of other investment companies to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.


   2. Borrow money, except from banks for temporary purposes and then in amounts not in excess of 5% of the total asset value of the Fund, or mortgage, pledge, or hypothecate any assets except in connection with a borrowing and in amounts not in excess of 10% of the total asset value of the Fund. Borrowings may not be made for investment leverage, but only to enable the Fund to satisfy redemption requests where liquidation of portfolio securities is considered disadvantageous or inconvenient. In this connection, the Fund will not purchase portfolio securities during any period that such borrowings exceed 5% of the total asset value of the Fund. Notwithstanding this investment restriction, the Fund may enter into when issued and delayed delivery transactions as described in the Prospectus.

   3. Make loans of money or property to any person, except to the extent the securities in which the Fund may invest are considered to be loans and except that the Fund may lend money or property in connection with maintenance of the value of, or the Fund's interest with respect to, the securities owned by the Fund.

   4. Buy any securities "on margin." Neither the deposit of initial or maintenance margin in connection with hedging transactions nor short term credits as may be necessary for the clearance of transactions is considered the purchase of a security on margin.

   5. Sell any securities "short," write, purchase or sell puts, calls or combinations thereof, or purchase or sell interest rate or other financial futures or index contracts or related options, except in connection with Strategic Transactions in accordance with the requirements of the SEC and the Commodity Futures Trading Commission.

   6. Act as an underwriter of securities, except to the extent the Fund may be deemed to be an underwriter in connection with the sale of securities held in its portfolio.


   7. Make investments for the purpose of exercising control or participation in management, except to the extent that exercise by the Fund of its rights under agreements related to securities owned by the Fund would be deemed to constitute such control or participation, except that the Fund may purchase securities of other investment companies to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.



   8. Invest in securities issued by other investment companies except as part of a merger, reorganization or other acquisition and extent permitted by
      (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.


   9. Invest in oil, gas or mineral leases or in equity interests in oil, gas, or other mineral exploration or development programs, except pursuant to the exercise by the Fund of its rights under agreements relating to municipal securities.

  10. Purchase or sell real estate, commodities or commodity contracts, except to the extent the securities the Fund may invest in are considered to be interest in real estate, commodities or commodity contracts or to the extent the Fund exercises its rights under agreements relating to such securities (in which case the Fund may own, hold, foreclose, liquidate or otherwise dispose of real estate acquired as a result of a default on a mortgage), and except to the extent that Strategic Transactions the Fund may engage in are considered to be commodities or commodities contracts.

  The Fund may not change any of these investment restrictions nor any other fundamental policy as they apply to the Fund without the approval of the lesser of (i) more than 50% of the Fund's outstanding shares or (ii) 67% of the Fund's shares present at a meeting at which the holders of more than 50% of the outstanding shares are present in person or by proxy. As long as the percentage restrictions described above are satisfied at the time of the investment or borrowing, the Fund will be considered to have abided by those restrictions even if, at a later time, a change in values or net assets causes an increase or decrease in percentage beyond that allowed.

  The Fund generally will not engage in the trading of securities for the purpose of realizing short-term profits, but it will adjust its portfolio as deemed advisable in view of prevailing or anticipated market conditions to accomplish the Fund's investment objectives. For example, the Fund may sell portfolio securities in anticipation of a movement in interest rates. Frequency of portfolio turnover will not be a limiting factor if the Fund considers it advantageous to purchase or sell securities. Portfolio turnover is calculated by dividing the lesser of purchases or sales of portfolio securities by the monthly average value of the securities in the portfolio during the year. Securities, including options, whose maturity or expiration date at the time of acquisition were one year or less are excluded from such calculation. The Fund anticipates that its annual portfolio turnover rate will normally be less than 200%.

                      ADDITIONAL INVESTMENT CONSIDERATIONS

MUNICIPAL SECURITIES

  Municipal securities include long-term obligations, which are often called municipal bonds, as well as shorter term municipal notes, municipal leases, and tax exempt commercial paper. Under normal market conditions, longer term municipal securities generally provide a higher yield than shorter term municipal securities, and therefore the Fund generally expects to be invested primarily in longer term municipal securities. The Fund will, however, invest in shorter term municipal securities when yields are greater than yields available on longer term municipal securities, for temporary defensive purposes and when redemption requests are expected. The two principal classifications of municipal bonds are "general obligation" and "revenue" or "special obligation" bonds, which include "industrial revenue bonds." General obligation bonds are secured by the issuer's pledge of its faith, credit, and taxing power for the payment of principal and interest. Revenue or special obligation bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as from the user of the facility being financed.

  Also included within the general category of municipal securities are participations in lease obligations or installment purchase contract obligations (hereinafter collectively called "lease obligations") of State and local governments or authorities of entities used to finance the acquisition of equipment and facilities. Lease obligations generally do not constitute general obligations of the municipality for which the municipality's taxing power is pledged. A lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payments due under the lease obligation. However, certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. A risk exists that the municipality will not, or will be unable to, appropriate money in the future in the event of political changes, changes in the economic viability of the project, general economic changes or for other reasons. In addition to the "non-appropriation" risk, these securities represent a relatively new type of financing that has not yet developed the depth of marketability associated with more conventional bonds. Although "non-appropriation" lease obligations are often secured by an assignment of the lessee's interest in the leased property, management and/or disposition of the property in the event of foreclosure could be costly, time consuming and result in unsatisfactory recoupment of the Fund's original investment. Additionally, use of the leased property may be limited by State or local law to a specified use thereby further limiting ability to rent. There is no limitation on the percentage of the Fund's assets that may be invested in "non-appropriation" lease obligations. In evaluating such lease obligations, the Adviser will consider such factors as it deems appropriate, which factors may include (a) whether the lease can be cancelled, (b) the ability of the lease obligee to direct the sale of the underlying assets, (c) the general creditworthiness of the lease obligor, (d) the likelihood that the municipality will discontinue appropriating funding for the leased property in the event such property is no longer considered essential by the municipality, (e) the legal recourse of the lease obligee in the event of such a failure to appropriate funding and (f) any limitations which are imposed on the lease obligor's ability to utilize substitute property or services than those covered by the lease obligation. "Non-Substitution" clauses in municipal lease transactions have recently been held unenforceable in Florida as violative of public policy. The Fund will invest in lease obligations which contain non-appropriation clauses only if such obligations are rated investment grade, at the time of investment.


  Also included in the term municipal securities are participation certificates issued by state and local governments or authorities to finance the acquisition of equipment and facilities. They may represent participations in a lease, an installment purchase contract, or a conditional sales contract.

  The Fund may purchase floating and variable rate demand notes, which are municipal securities normally having a stated maturity in excess of one year, but which permit the holder to demand payment of principal at any time, or at specified intervals. The issuer of such notes normally has a corresponding right, after a given period, to prepay at its discretion upon notice to the noteholders the outstanding principal amount of the notes plus accrued interest. The interest rate on a floating rate demand note is based on a known lending rate, such as a bank's prime rate, and is adjusted automatically each time such rate is adjusted. The interest rate on a variable rate demand note is adjusted automatically at specified intervals.

  The Fund also may invest up to 20% of its total assets in variable rate derivative municipal securities such as inverse floaters whose rates vary inversely with changes in market rates of interest. When market rates of interest decrease, the change in value of such securities will have a positive effect on the net asset value of the Fund and when market rates of interest increase, the change in value of such securities will have a negative effect on the net asset value of the Fund. Inverse floaters may pay a rate of interest determined by applying a multiple to the variable rate. The extent of increases and decreases in the value of inverse floaters in response to changes in market rates of interest generally will be larger than comparable changes in the value of an equal principal amount of a fixed rate municipal security having similar credit quality, redemption provisions and maturity.

  The Fund may also acquire custodial receipts or certificates underwritten by securities dealers or banks that evidence ownership of future interest payments, principal payments or both on certain municipal securities. The underwriter of these certificates or receipts typically purchases municipal securities and deposits the securities in an irrevocable trust or custodial account with a custodian bank, which then issues receipts or certificates that evidence ownership of the periodic unmatured coupon payments and the final principal payment on the obligations. Although under the terms of a custodial receipt, the Fund typically would be authorized to assert its rights directly against the issuer of the underlying obligation, the Fund could be required to assert through the custodian bank those rights as may exist against the underlying issuer. Thus, in the event the underlying issuer fails to pay principal or interest when due, the Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if the Fund had purchased a direct obligation of the issuer. In addition, in the event that the trust or custodial account in which the underlying security has been deposited is determined to be an association taxable as a corporation, instead of a non-taxable entity, the yield on the underlying security would be reduced in recognition of any taxes paid.

  The "issuer" of municipal securities generally is deemed to be the governmental agency, authority, instrumentality or other political subdivision, or the non-governmental user of a revenue bond-financed facility, the assets and revenues of which will be used to meet the payment obligations, or the guarantee of such payment obligations, of the municipal securities.

  Although the municipal securities in which the Fund may invest will be insured as to timely payment of principal and interest, municipal securities, like other debt obligations, are subject to the risk of non-payment. The ability of issuers of municipal securities to make timely payments of interest and principal may be adversely impacted in general economic downturns and as relative governmental cost burdens are allocated and reallocated among federal, state and local governmental units. Such non-payment would result in a reduction of income to the Fund, and could result in a reduction in the value of the municipal security experiencing non-payment and a potential decrease in the net asset value of the Fund. Issuers of municipal securities might seek protection under the bankruptcy laws. In the event of bankruptcy of such an issuer, the Fund could experience delays and limitations with respect to the collection of principal and interest on such municipal securities and the Fund may not, in all circumstances, be able to collect all principal and interest to which it is entitled. To enforce its rights in the event of a default in the payment of interest or repayment of principal, or both, the Fund may take possession of and manage the assets securing the issuer's obligations on such securities, which may increase the Fund's operating expenses and adversely affect the net asset value of the Fund. Any income derived from the Fund's ownership or operation of such assets may not be tax-exempt. In addition, the Fund's intention to qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"), may limit the extent to which the Fund may exercise its rights by taking possession of such assets, because as a regulated investment company the Fund is subject to certain limitations on its investments and on the nature of its income. Further, in connection with the working out or restructuring of a defaulted security, the Fund may acquire additional securities of the issuer, the acquisition of which may be deemed to be a loan of money or property. Such additional securities should be considered speculative with respect to the capacity to pay interest or repay principal in accordance with their terms.

  The Fund may invest up to 15% of its total assets in illiquid securities, securities the disposition of which is subject to substantial legal or contractual restrictions on resale and securities that are not readily marketable. The sale of restricted and illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Restricted securities salable among qualified institutional buyers without restriction pursuant to Rule 144A under the Securities Act of 1933, as amended, that are determined to be liquid by the Adviser under guidelines adopted by the Board of Trustees of the Trust (under which guidelines the Adviser will consider factors such as trading activities and the availability of price quotations), will not be treated as restricted securities by the Fund pursuant to such rules. The Fund may, from time to time, adopt a more restrictive limitation with respect to investment in illiquid and restricted securities in order to comply with the most restrictive state securities law, currently 10%. This policy does not include restricted securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended, which the Board of Trustees or the Fund's investment adviser has determined under Board-approved guidelines to be liquid. The Fund's policy with respect to investment in illiquid and restricted securities is not a fundamental policy and may be changed by the Board of Trustees, in consultation with the Adviser, without obtaining shareholder approval.

INSURANCE

  As described in the Prospectus, the Fund generally will invest substantially all of its asset in municipal securities which are either pre-insured under a policy obtained for such securities prior to the purchase of such securities or will be insured under policies obtained by the Fund to cover otherwise uninsured securities.

  ORIGINAL ISSUE INSURANCE. Original Issue Insurance is purchased with respect to a particular issue of municipal securities by the issuer thereof or a third party in conjunction with the original issuance of such municipal securities. Under such insurance, the insurer unconditionally guarantees to the holder of the insured municipal security the timely payment of principal and interest on such obligation when and as such payments shall become due but shall not be paid by the issuer; except that in the event of any acceleration of the due date of the principal by reason of mandatory or optional redemption (other than acceleration by reason of a mandatory sinking fund payment), default or otherwise, the payments insured may be made in such amounts and at such times as payments of principal would have been due had there not been such acceleration. The insurer is responsible for such payments less any amounts received by the holder from any trustee for the municipal security issuers or from any other source. Original Issue Insurance generally does not insure payment on an accelerated basis, the payment of any redemption premium (except with respect to certain premium payments in the case of certain small issue industrial development and pollution control municipal securities), the value of the shares of the Fund or the market value of municipal securities, or payments of any tender purchase price upon the tender of the municipal securities. Original Issue Insurance also does not insure against nonpayment of principal of or interest on municipal securities resulting from the insolvency, negligence or any other act or omission of the trustee or other paying agent for such obligations.

  In the event that interest on or principal of a municipal security covered by insurance is due for payment but is unpaid by reason of nonpayment by the issuer thereof, the applicable insurer will make payments to its fiscal agent (the "Fiscal Agent") equal to such unpaid amounts of principal and interest not later than one business day after the insurer has been notified that such nonpayment has occurred (but not earlier than the date of such payment is due). The Fiscal Agent will disburse to the Fund the amount of principal and interest which is then due for payment but is unpaid upon receipt by the Fiscal Agent of (i) evidence of the Fund's right to receive payment of such principal and interest and (ii) evidence, including any appropriate instrument of assignment, that all of the rights of payment of such principal or interest then due for payment shall thereupon vest in the insurer. Upon payment by the insurer of any principal or interest payments with respect to any municipal securities, the insurer shall succeed to the rights of the Fund with respect to such payment.

  Original Issue Insurance remains in effect as long as the municipal securities covered thereby remain outstanding and the insurer remains in business, regardless of whether the Fund ultimately disposes of such municipal securities. Consequently, Original Issue Insurance may be considered to represent an element of market value with respect to the municipal securities so insured, but the exact effect, if any, of this insurance on such market value cannot be estimated.

  SECONDARY MARKET INSURANCE. Subsequent to the time of original issuance of a municipal security, the Fund or a third party may, upon the payment of a single premium, purchase insurance on such municipal security. Secondary Market Insurance generally provides the same type of coverage as is provided by Original Issue Insurance and, as is the case with Original Issue Insurance, Secondary Market Insurance remains in effect as long as the municipal security covered thereby remains outstanding and the insurer remains in business, regardless of whether the Fund ultimately disposes of such municipal security. All premiums respecting municipal securities covered by Original Issue Insurance or Secondary Market Insurance are paid in advance by the issuer or other party obtaining the insurance.

  One of the purposes of acquiring Secondary Market Insurance with respect to a particular municipal security would be to enable the Fund to enhance the value of such municipal security. The Fund, for example, might seek to purchase a particular municipal security and obtain Secondary Market Insurance with respect thereto if, in the opinion of the Adviser, the market value of such municipal security, as insured, would exceed the current value of the municipal security without insurance plus the cost of the Secondary Market Insurance. Similarly, if the Fund owns but wishes to sell a municipal security that is then covered by Portfolio Insurance, the Fund might seek to obtain Secondary Market Insurance with respect thereto if, in the opinion of the Adviser, the net proceeds of a sale by the Fund of such obligation, as insured, would exceed the current value of such obligation plus the cost of the Secondary Market Insurance.

  PORTFOLIO INSURANCE. The Portfolio Insurance policies obtained by the Fund would insure the payment of principal and interest on specified eligible municipal securities purchased by the Fund. Except as described below, Portfolio Insurance generally provides the same type of coverage as is provided by Original Issue Insurance or Secondary Market Insurance. Municipal securities insured under one Portfolio Insurance policy generally would not be insured under any other policy purchased by the Fund. A municipal security is eligible for coverage under a policy if it meets certain requirements of the insurer. Portfolio Insurance is intended to reduce financial risk, but the cost thereof and compliance with investment restrictions imposed under the policy will reduce the yield to shareholders of the Fund. If a municipal security already is covered by Original Issue Insurance of Secondary Market Insurance, the Fund is not required to additionally insure any such municipal security under any policy of Portfolio Insurance that the Fund may purchase.

  Portfolio Insurance policies are effective only as to municipal securities owned and held by the Fund, and do not cover municipal securities for which the contract for purchase fails. A "when-issued" municipal security will be covered under a Portfolio Insurance policy upon the settlement date of the issue of such "when-issued" municipal security.

  In determining whether to insure municipal securities held by the Fund, an insurer will apply its own standards, which correspond generally to the standards it has established for determining the insurability of new issues of municipal securities. See "Original Issue Insurance" above.

  Each Portfolio Insurance policy will be non-cancellable and will remain in effect so long as the Fund is in existence, the municipal securities covered by the policy continue to be held by the Fund, and the Fund pays the premiums for the policy. Each insurer generally will reserve the right at any time upon 90 days written notice to the Fund to refuse to insure any additional securities purchased by the Fund after the effective date of such notice. The Board of Trustees of the Fund generally will reserve the right to terminate each policy upon seven days written notice to an insurer if it determines that the cost of such policy is not reasonable in relation to the value of the insurance to the Fund.

  Each Portfolio Insurance policy shall terminate as to any municipal security that has been redeemed from or sold by the Fund on the date of such redemption or the settlement date of such sale, and an insurer shall not have any liability thereafter under a policy as to any such municipal security, except that if the date of such redemption or the settlement date of such sale occurs after a record date and before the related payment date with respect to any such municipal security, the policy will terminate as to such municipal security on the business day immediately following such payment date. Each policy will terminate as to all municipal securities covered thereby on the date on which the last of the covered municipal securities mature, are redeemed or are sold by the Fund.

  One or more policies of Portfolio Insurance may provide the Fund, pursuant to an irrevocable commitment of the insurer, with the option to exercise the right to obtain permanent insurance ("Permanent Insurance") with respect to a municipal security that is to be sold by the Fund. The Fund would exercise the right to obtain Permanent Insurance upon payment of a single, predetermined insurance premium payable from the proceeds of the sale of such municipal security. It is expected that the Fund will exercise the right to obtain Permanent Insurance for a municipal security only if, in the opinion of the Adviser, upon such exercise the net proceeds from the sale by the Fund of such obligation, as insured, would exceed the proceeds from the sale of such obligation without insurance. The Permanent Insurance premium with respect to each such obligation is determined based upon the insurability of each such obligation as of the date of purchase by the Fund and will not be increased or decreased for any change in the creditworthiness of such obligation unless such obligation is in default as to payment of principal or interest, or both. In such event, the Permanent Insurance premium shall be subject to an increase predetermined at the date of purchase by the Fund.

  Because each Portfolio Insurance policy will terminate as to municipal securities sold by the Fund on the date of sale, in which event the insurer will be liable only for those payments of principal and interest that are then due and owing (unless Permanent Insurance is obtained by the Fund), the provision for this insurance will not enhance the marketability of securities held by the Fund, whether or not the securities are in default or in significant risk of default. On the other hand, since Original Issue Insurance and Secondary Market Insurance will remain in effect as long as municipal securities covered thereby are outstanding, such insurance may enhance the marketability of such securities even when such securities are in default or in significant risk of default, but the exact effect, if any, on the marketability cannot be estimated. Accordingly, the Fund may determine to retain or, alternatively, to sell municipal securities covered by Original Issue Insurance or Secondary Market Insurance that are in default or in significant risk of default.

  It is anticipated that certain of the municipal securities to be purchased by the Fund will be insured under policies obtained by persons other than the Fund. In instances in which the Fund purchases municipal securities insured under policies obtained by persons other than the Fund, the Fund does not pay the premiums for such policies; rather the cost of such policies may be reflected in a higher purchase price for such municipal securities. Accordingly, the yield on such municipal securities may be lower than that on similar uninsured municipal securities. Premiums for a Portfolio Insurance Policy generally are paid by the Fund monthly, and are adjusted for purchases and sales of municipal securities covered by the policy during the month. The yield on the Fund's portfolio is reduced to the extent of the insurance premiums paid by the Fund which, in turn, will depend upon the characteristics of the covered municipal securities held by the Fund. In the event the Fund were to purchase Secondary Market Insurance with respect to any municipal securities then covered by a Portfolio Insurance policy, the coverage and the obligation of the Fund to pay monthly premiums under such policy would cease with such purchase.

  There can be no assurance that insurance of the kind described above will continue to be available to the Fund. In the event that such insurance is no longer available or that the cost of such insurance outweighs the benefits to the Fund in the view of the Board of Trustees, the Board will consider whether to modify the investment policies of the Fund, which may require the approval of shareholders. In the event the claims-paying ability rating of an insurer of municipal securities in the Fund's portfolio were to be lowered from AAA by S&P, Aaa by Moody's or an equivalent rating by another NRSRO, or if the Adviser anticipates such a lowering or otherwise does not believe an insurer's claims-paying ability merits its existing triple-A rating, the Fund could seek to obtain additional insurance from an insurer whose claims-paying ability is rated AAA by S&P, Aaa by Moody's or an equivalent rating by another NRSRO, or if the Adviser determines that the cost of obtaining such additional insurance outweigh the benefits, the Fund may elect not to obtain additional insurance. In making such determination, the Adviser will consider the cost of the additional insurance, the new claims-paying ability rating and financial condition of the existing insurer and the creditworthiness of the issuer or guarantor of the underlying municipal securities. The Adviser also may determine not to purchase additional insurance in such circumstances if it believes that the insurer is taking steps which will cause its triple-A claims paying ability rating to be restored promptly.

  Although the Adviser periodically reviews the financial condition of each insurer, there can be no assurance that the insurers will be able to honour their obligations under all circumstances. In that regard, it should be noted that the claims-paying abilities and debt ratings of several large insurers (at least one of which insured municipal securities) recently have been lowered by one or more of the nationally recognized securities rating agencies and that many insurers currently are experiencing adverse results in their investment portfolios. In addition, certain insurers' operations recently have been assumed by their state regulatory agencies. The Fund cannot predict the consequences of a state takeover of an insurer's obligations and, in particular, whether such an insurer (or its state regulatory agency) could or would honour all of the insurer's contractual obligations including any outstanding insurance contracts insuring the timely payment of principal and interest on municipal securities. The Fund cannot predict the impact which such events might have on the market values of such municipal security. In the event of a default by an insurer on its obligations with respect to any municipal securities in the Fund's portfolio, the Fund would look to the issuer and/or guarantor of the relevant municipal securities for payments of principal and interest and such issuer and/or guarantor may not be rated AAA by S&P, Aaa by Moody's or an equivalent rating by another NRSRO. Accordingly, the Fund could be exposed to greater risk of non-payment in such circumstances which could adversely affect the Fund's net asset value and the market price per Common Share. Alternatively, the Fund could elect to dispose of such municipal securities; however, the market prices for such municipal securities may be lower than the Fund's purchase price for them and the Fund could sustain a capital loss as a result.

  Although the insurance on municipal securities reduces financial or credit risk in respect of the insured obligations (i.e., the possibility that owners of the insured municipal securities will not receive timely scheduled payments of principal or interest), insured municipal securities remain subject to market risk (i.e., fluctuations in market value as a result of changes in prevailing interest rates). Accordingly, insurance on municipal securities does not insure the market value of the Fund's assets or the net asset value or the market price for the Common Shares.

SPECIAL CONSIDERATIONS REGARDING FLORIDA MUNICIPAL SECURITIES

  GENERAL. As described in the Prospectus, except during temporary periods, the Fund will invest substantially all of its assets in Florida municipal securities. The Fund is therefore susceptible to political, economic, regulatory or other factors affecting issuers of Florida municipal securities. In addition, the specific Florida municipal securities in which the Fund will invest are expected to change from time to time. The following information constitutes only a brief summary of some of the complex factors which may have an impact on the financial situation of issuers of Florida municipal securities and does not purport to be a complete or exhaustive description of all adverse conditions to which issuers of Florida municipal securities may be subject and is not applicable to "conduit" obligations, such as industrial development revenue bonds, with respect to which the public issuer itself has no financial responsibility. Such information is derived from certain official statements of the State of Florida published in connection with the issuance of specific State of Florida securities, as well as from other publicly available documents. Such information has not been independently verified by the Fund and may not apply to all Florida municipal securities acquired by the Fund. The Fund assumes no responsibility for the completeness or accuracy of such information.

  Additionally, many factors, including national, economic, social and environmental policies and conditions, which are not within the control of such issuers, could have an adverse impact on the financial condition of such issuers. The Fund cannot predict whether or to what extent such factors or other factors may affect the issuers of Florida municipal securities, the market value or marketability of such securities or the ability of the respective issuers of such securities acquired by the Fund to pay interest on or principal of such securities. The creditworthiness of obligations issued by local Florida issuers may be unrelated to the creditworthiness of obligations issued by the State of Florida, and there is no responsibility on the part of the State of Florida to make payments on such local obligations. There may be specific factors that are applicable in connection with investment in the obligations of particular issuers located within Florida, and it is possible the Fund will invest in obligations of particular issuers as to which such specific factors are applicable. However, the information set forth below is intended only as a general summary and not as a discussion of any specific factors that may affect any particular issuer of Florida municipal securities.


  Florida state and local government obligations may be adversely affected by political and economic conditions and developments within the State of Florida and the nation as a whole. Florida's economic outlook is generally projected to reflect the national economic outlook, and is expected to experience steady if unspectacular growth over the next couple of years. The Florida constitution and statutes require a balanced budget, which may affect the ability of the State of Florida to issue and/or repay its obligations. In addition, various limitations on the State of Florida, its governmental agencies and its local governments, including school and special districts and authorities, may inhibit the ability of these issuers to repay existing indebtedness and issue additional indebtedness. The ability of such issuers to repay revenue bonds will also depend on the success of the capital projects to which they relate. The ability of such issuers to repay general obligation bonds will also depend on the success of such issuer maintaining its ad valorem tax base.


  INVESTMENT PRACTICES AND POLICIES OF ISSUERS OF FLORIDA MUNICIPAL
ISSUERS. Florida law does provide certain restrictions on the investment of funds for the State of Florida and its local governments; however, with respect to all municipalities and its charter counties, such restrictions may be limited by the constitutional home rule powers of such entities. Although the Florida municipal securities which may be purchased by the Fund will be insured, only those securities which are insured by Original Issuance Insurance will contain restrictions on investments imposed by the issuer of such insurance. Because statutory restrictions on investments and investment policies with respect to the investment of funds is limited by constitutional home rule powers, there can be no assurance as to whether any issuer will suffer losses as a result of investments or the magnitude or any such losses.


  POPULATION, INCOME AND EMPLOYMENT. Florida has experienced a large population growth. As of April 1, 1995, Florida ranks fourth with an estimated population of 14.1 million. Since the beginning of the eighties, Florida has surpassed Ohio, Illinois and Pennsylvania in total population, and in the ten years ended in 1995 an average 227,000 new residents make Florida their home each year. The personal income of residents of Florida has been growing strongly the last several years and generally has historically outperformed both the nation as a whole and the southeast in particular. The State's economy since the early seventies has diversified in such a way as to provide a greater insulation from national economic downturns. The structure of income of residents of Florida differs from that of the nation and the southeast in that, due to a proportionately greater retirement age population, property income (dividends, interest and rent) and transfer payments (Social Security and pension benefits, among other sources of income) are an important source of income.



  Real personal income in Florida is estimated to increase at 4.2% and 4.4% for 1996-97 and 1997-98 respectively while real personal income per capita is projected to grow 2.3% in 1996-97 and 2.6% in 1997-98.



  Florida's economic dependence on the cyclical construction and construction related manufacturing sectors has declined. The service sector is Florida's largest employer. Presently, the State's service sector employment constitutes nearly 87% of the total non-farm employment. While structurally the southeast and the nation are endowed with a greater proportion of manufacturing jobs, which tend to pay higher wages, service jobs are less sensitive to business cycle swings.


  Historically, Florida's unemployment rate has generally tracked below that of the nation; however, in recent years, as the State's economic growth has slowed from its previous highs, the unemployment rate has tracked above the national average. The average rate of unemployment for Florida since 1986 is 6.2% while the national average during the same time period is also 6.2%. Florida's unemployment rate is forecasted at 5.3% for both fiscal years 1996-97 and 1997-98.



  TOURISM INDUSTRY. Tourism is one of Florida's most important industries. Approximately 40.7 million people visited the State in 1995. By the end of fiscal year 1996-97, 42.6 million domestic and international tourists are expected to have visited the State. In 1997-98 tourist arrivals should approximate 43.9 million.



  STATE FINANCIAL OPERATIONS. Financial operations of the State covering all receipts and expenditures are maintained through the use of four funds--the General Revenue Fund, Trust Funds, the Working Capital Fund, and the Budget Stabilization Fund. In fiscal year 1995-96, the State derived an estimated 66% of its total direct revenues to these funds from state taxes. Federal funds and other special revenues accounted for the remaining revenues. Major sources of tax revenues to the General Revenue Fund are the sales and use tax, corporate income tax, intangible personal property tax, and beverage tax, which amounted to 69%, 7%, 4% and 4%, respectively, of the total General Revenue funds available. State expenditures are categorized for budget and appropriation purposes by type of fund and spending unit, which are further subdivided by line item. In fiscal year 1995-96, appropriations from the General Revenue Fund for education, health and welfare, and public safety amounted to approximately 51%, 31%, and 14%, respectively, of total General Revenues.


  The sales and use tax is the greatest single source of tax receipts in Florida. The sales tax is 6% of the sales price of tangible personal property sold at retail in the State. The use tax is at 6% of the cost price of tangible personal property when the same is not sold but is used, or stored for use, in the State. Slightly less than 10% of the sales tax is designated for local governments and is distributed to the respective counties in which collected for use by the county and the municipalities therein. In addition to this distribution, local governments may (by referendum) assess certain discretionary sales surtaxes within their county, for certain purposes, restricted as to amount. The proceeds of these surtaxes are required to be applied to the purposes for which such surtax is assessed.


  For the State fiscal year which ended June 30, 1996, receipts from the sales and use tax were $11,461 million, an increase of 7.4% from fiscal year 1994-95.



  The second largest source of State tax receipts, including those distributed to local governments, is the tax on motor fuels. Preliminary data show collections from this source in the State fiscal year ending June 30, 1996 were $1,923.0 million. However, these revenues are almost entirely trust funds dedicated for specific purposes and are not included in the State General Revenue Fund. Alcoholic beverage tax and license revenues totalled $441.5 million in the State fiscal year ended June 30, 1996. The receipts of corporate income tax for the State fiscal year ended June 30, 1996 were $1,162.7 million, an increase of 9.3% over the prior fiscal year. In November 1986, the voters of the State approved a constitutional amendment to allow the State to operate a lottery, the proceeds of which are required to be applied as follows: 50% to be returned to the public as prizes, at least 38% to be deposited in the Educational Enhancement Trust (for public education), and no more than 12% to be spent on the administrative cost of operating the lottery. State fiscal year 1995-96 produced ticket sales of $2.07 billion of which education received approximately $788.1 million.


  The State Constitution does not permit a personal income tax. An amendment to the State Constitution would be required to impose a personal income tax in the State.


  Estimated fiscal year 1995-96 General Revenue plus Working Capital and Budget Stabilization funds available total $15,419.3 million, 4.0% increase over 1994-95.



  In fiscal year 1996-97 estimated General Revenue plus Working Capital and Budget Stabilization funds available total $16,601.7 million, a 7.7% increase over 1995-96. The $15,566.9 million in Estimated Revenues represent a 6.2% increase over the analogous figure in 1995-96.

  According to the Division of Bond Finance of the Department of General Services of the State, as of March 12, 1997, the State maintains a high bond rating from Moody's Investors Service, Inc. (Aa2), Standard & Poor's Corporation
(AA) and Fitch Investors Service (AA) on the majority of its full faith and credit bonds. Standard & Poor's Corporation has recently upgraded its rating to AA+. Outstanding full faith and credit bonds at February 19, 1997 totalled approximately $8.207 billion.


  LOCAL GOVERNMENT REVENUE SOURCES. County and municipal governments in Florida depend primarily upon ad valorem property taxes, and sales, motor fuels and other local excise taxes and miscellaneous revenue sources, including revenues from utilities services. Florida school districts derive substantially all of their revenues from local property taxes. The overall levels of revenues from these sources is in part dependent upon the local, state and national economy. Local government obligations held by the Fund may constitute general obligations or may be special obligations payable solely from one or more specified revenue sources. The ability of the local governments to repay their obligations on a timely basis will be dependent upon the continued strength of the revenues pledged and of the overall fiscal status of the local government.


  STATE CONSTITUTIONAL AMENDMENT LIMITING STATE REVENUES. An amendment to the Constitution of the State of Florida was approved by the voters of the State of Florida at the November 1994 general election. This amendment limits the amount of taxes, fees, licenses and charges imposed by the State Legislature and collected during any fiscal year to the amount of revenues allowed for the prior fiscal year, plus an adjustment for growth. Growth is defined as the amount equal to the average annual rate of growth in Florida personal income over the most recent twenty quarters times the state revenues allowed for the prior fiscal year. The revenues allowed for any fiscal year could be increased by a two-thirds vote of the Legislature. The limit was effective in the fiscal year 1995-1996. Excess revenues generated will initially be deposited in the budget stabilization fund until it is fully funded; any additional excess revenues will then be refunded to taxpayers. This amendment could limit the amount of actual revenues from which the State of Florida could appropriate funds, including funds appropriated to local governments. It is unclear at this point what effect, if any, this amendment would have on local government debt obligations payable from state revenues which may be subject to this amendment, such as state revenue sharing moneys or other state revenues distributed to local governments. Certain State of Florida debt obligations, which are not by their terms subject to appropriation, should not be affected, depending upon the language of the legislation authorizing the issuance of such obligations.


  OTHER FACTORS. Florida will continue to face enormous spending pressures well into the future. The large number of elderly residents will continue to demand health services, an area where cost escalation is significant, and the constant influx of people to Florida will continue to place sizable pressure on the State for infrastructure needs.

  The value of Florida municipal instruments may also be affected by general conditions in the money markets or the municipal bond markets, the levels of federal income tax rates, the supply of tax-exempt bonds, the credit quality and rating of the issues and perceptions with respect to the level of interest rates.

  There can be no assurance that there will not be a decline in economic conditions or that particular Florida municipal securities in the portfolio of the Fund will not be adversely affected by any such changes.

STRATEGIC TRANSACTIONS

  The Fund may, but is not required to, utilize various other investment strategies as described below to hedge various market risks (such as interest rates and broad or specific market movements) or to manage the effective maturity or duration of the Fund's fixed-income securities. Such strategies are generally accepted by modern portfolio managers and are regularly utilized by many mutual funds and other institutional investors. Techniques and instruments may change over time as new instruments and strategies are developed or regulatory changes occur.

  In the course of pursuing these investment strategies, the Fund may purchase and sell derivative instruments such as exchange-listed and over-the-counter put and call options on securities, fixed-income indices and other financial instruments, purchase and sell financial futures contracts and options thereon, enter into various interest rate transactions such as swaps, caps, floors or collars (collectively, all the above are called

"Strategic Transactions"). Strategic Transactions may be used to attempt to protect against possible changes in the market value of securities held in or to be purchased for the Fund's portfolio resulting from securities markets fluctuations, to protect the Fund's unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of the Fund's portfolio, or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities.

  Any or all of these investment techniques may be used at any time and there is no particular strategy that dictates the use of one technique rather than another, as use of any Strategic Transaction is a function of numerous variables including market conditions. The ability of the Fund to utilize these Strategic Transactions successfully will depend on the Adviser's ability to predict pertinent market movements, which cannot be assured. The Fund will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments. Strategic Transactions involving financial futures and options thereon will be purchased, sold or entered into only for bona fide hedging, risk management or portfolio management purposes and not for speculative purposes.

  Strategic Transactions have risks associated with them including possible default by the other party to the transaction, illiquidity and, to the extent the Adviser's view as to certain market movements is incorrect, the risk that the use of such Strategic Transactions could result in losses greater than if they had not been used. Use of put and call options may result in losses to the Fund, force the sale or purchase of portfolio securities at inopportune times or for prices other than current market values, limit the amount of appreciation the Fund can realize on its investments or cause the Fund to hold a security it might otherwise sell. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of the Fund creates the possibility that losses on the hedging instrument may be greater than gains in the value of the Fund's position. In addition, futures and options markets may not be liquid in all circumstances and certain over-the-counter options may have no markets. As a result, in certain markets, the Fund might not be able to close out a transaction without incurring substantial losses, if at all. Although the use of futures and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in value of such position. Finally, the daily variation margin requirements for futures contracts would create a greater ongoing potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium. Losses resulting from the use of Strategic Transactions would reduce net asset value, and possibly income, and such losses can be greater than if the Strategic Transactions had not been utilized. Income earned or deemed to be earned, if any, by the Fund from its Strategic Transactions will generally be taxable income of the Fund. See "Tax Status" in the Prospectus.

  GENERAL CHARACTERISTICS OF OPTIONS. Put options and call options typically have similar structural characteristics and operational mechanics regardless of the underlying instrument on which they are purchased or sold. Thus, the following general discussion relates to each of the particular types of options discussed in greater detail below. In addition, many Strategic Transactions involving options require segregation of Fund assets in special accounts, as described below under "Use of Segregated and Other Special Accounts."

  A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the writer the obligation to buy, the underlying security, commodity, index, or other instrument at the exercise price. For instance, the Fund's purchase of a put option on a security might be designed to protect its holdings in the underlying instrument (or, in some cases, a similar instrument) against a substantial decline in the market value by giving the Fund the right to sell such instrument at the option exercise price. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller the obligation to sell, the underlying instrument at the exercise price. The Fund's purchase of a call option on a security, financial future, index, or other instrument might be intended to protect the Fund against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase such instrument. An American style put or call option may be exercised at any time during the option period while a European style put or call option may be exercised only upon expiration or during a fixed period prior thereto. The Fund is authorized to purchase and sell exchange listed options and over-the-counter options ("OTC options"). Exchange listed options are issued by a regulated intermediary such as the Options

Clearing Corporation ("OCC"), which guarantees the performance of the obligations of the parties to such options. The discussion below uses the OCC as a paradigm, but is also applicable to other financial intermediaries.

  With certain exceptions, OCC issued and exchange listed options generally settle by physical delivery of the underlying security or currency, although in the future cash settlement may become available. Index options and Eurodollar instruments are cash settled for the net amount, if any, by which the option is "in-the-money" (i.e., where the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.

  The Fund's ability to close out its position as a purchaser or seller of an OCC or exchange listed put or call option is dependent, in part, upon the liquidity of the option market. Among the possible reasons for the absence of a liquid option market on an exchange are: (i) insufficient trading interest in certain options; (ii) restrictions on transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities including reaching daily price limits; (iv) interruption of the normal operations of the OCC or an exchange; (v) inadequacy of the facilities of an exchange or OCC to handle current trading volume; or (vi) a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the relevant market for that option on that exchange would cease to exist, although outstanding options on that exchange would generally continue to be exercisable in accordance with their terms.

  The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.

  OTC options are purchased from or sold to securities dealers, financial institutions or other parties ("Counterparties") through direct bilateral agreement with the Counterparty. In contrast to exchange listed options, which generally have standardized terms and performance mechanics, all the terms of an OTC option, including such terms as method of settlement, term, exercise price, premium, guarantees and security, are set by negotiation of the parties. The Fund will only sell OTC options that are subject to a buy-back provision permitting the Fund to require the Counterparty to sell the option back to the Fund at a formula price within seven days. The Fund expects generally to enter into OTC options that have cash settlement provisions, although it is not required to do so.

  Unless the parties provide for it, there is no central clearing or guaranty function in an OTC option. As a result, if the Counterparty fails to make or take delivery of the security, or other instrument underlying an OTC option it has entered into with the Fund or fails to make a cash settlement payment due in accordance with the terms of that option, the Fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Accordingly, the Adviser must assess the creditworthiness of each such Counterparty or any guarantor or credit enhancement of the Counterparty's credit to determine the likelihood that the terms of the OTC option will be satisfied. The Fund will engage in OTC option transactions only with United States government securities dealers recognized by the Federal Reserve Bank of New York as "primary dealers", or broker dealers, domestic or foreign banks or other financial institutions which have received (or the guarantors of the obligation of which have received) a short-term credit rating of "A-1" from S&P or "P-1" from Moody's or an equivalent rating from any other NRSRO. The staff of the SEC currently takes the position that, in general, OTC options on securities other than U.S. Government securities purchased by the Fund, and portfolio securities "covering" the amount of the Fund's obligation pursuant to an OTC option sold by it (the cost of the sell-back plus the in-the-money amount, if any) are illiquid, and are subject to the Fund's limitation on investing no more than 15% of its assets in illiquid securities.

  If the Fund sells a call option, the premium that it receives may serve as a partial hedge, to the extent of the option premium, against a decrease in the value of the underlying securities or instruments in its portfolio or will increase the Fund's income. The sale of put options can also provide income.

  The Fund may purchase and sell call options on securities, including U.S. Treasury and agency securities, municipal obligations, mortgage-backed securities and Eurodollar instruments that are traded on U.S. and foreign securities exchanges and in the over-the-counter markets. All calls sold by the Fund must be "covered" (i.e., the Fund must own the securities or futures contract subject to the call) or must meet the asset segregation requirements described below as long as the call is outstanding. Even though the Fund will receive the option premium to help protect it against loss, a call sold by the Fund exposes the Fund during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or instrument and may require the Fund to hold a security or instrument which it might otherwise have sold. In the event of exercise of a call option sold by the Fund with respect to securities not owned by the Fund, the Fund may be required to acquire the underlying security at a disadvantageous price in order to satisfy its obligation with respect to the call option.

  The Fund may purchase and sell put options on securities including U.S. Treasury and agency securities, mortgage-backed securities, municipal obligations and Eurodollar instruments (whether or not it holds the above securities in its portfolio.) The Fund will not sell put options if, as a result, more than 50% of the Fund's assets would be required to be segregated to cover its potential obligations under such put options other than those with respect to futures and options thereon. In selling put options, there is a risk that the Fund may be required to buy the underlying security at a disadvantageous price above the market price.

  GENERAL CHARACTERISTICS OF FUTURES. The Fund may enter into financial futures contracts or purchase or sell put and call options on such futures as a hedge against anticipated interest rate or fixed-income market changes, for duration management and for risk management purposes. Futures are generally bought and sold on the commodities exchanges where they are listed with payment of initial and variation margin as described below. The purchase of a futures contract creates a firm obligation by the Fund, as purchaser, to take delivery from the seller the specific type of financial instrument called for in the contract at a specific future time for a specified price (or, with respect to index futures and Eurodollar instruments, the net cash amount). The sale of a futures contract creates a firm obligation by the Fund, as seller, to deliver to the buyer the specific type of financial instrument called for in the contract at a specific future time for a specified price (or, with respect to index futures and Eurodollar instruments, the net cash amount). Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right in return for the premium paid to assume a position in a futures contract and obligates the seller to deliver such option.

  The Fund's use of financial futures and options thereon will in all cases be consistent with applicable regulatory requirements and in particular the rules and regulations of the Commodity Futures Trading Commission and will be entered into only for bona fide hedging, risk management (including duration management) or other portfolio management purposes. Typically, maintaining a futures contract or selling an option thereon requires the Fund to deposit with a financial intermediary as security for its obligations an amount of cash or other specified assets (initial margin) which initially is typically 1% to 10% of the face amount of the contract (but may be higher in some circumstances). Additional cash or assets (variation margin) may be required to be deposited thereafter on a daily basis as the mark to market value of the contract fluctuates. The purchase of options on financial futures involves payment of a premium for the option without any further obligation on the part of the Fund. If the Fund exercises an option on a futures contract it will be obligated to post initial margin (and potential subsequent variation margin) for the resulting futures position just as it would for any position. Futures contracts and options thereon are generally settled by entering into an offsetting transaction but there can be no assurance that the position can be offset prior to settlement at an advantageous price nor that delivery will occur.

  The Fund will not enter into a futures contract or related option (except for closing transactions) for other than bona fide hedging purposes if, immediately thereafter, the sum of the amount of its initial margin and premiums on open futures contracts and options thereon would exceed 5% of the Fund's total assets (taken at current value); however, in the case of an option that is in-the-money at the time of the purchase, the in-the-money amount may be excluded in calculating the 5% limitation. Certain state securities laws to which the Fund may be subject may further restrict the Fund's ability to engage in transactions in futures contracts and related options. The segregation requirements with respect to futures contracts and options thereon are described below.

  OPTIONS ON SECURITIES INDICES AND OTHER FINANCIAL INDICES. The Fund also may purchase and sell call and put options on securities indices and other financial indices and in so doing can achieve many of the same objectives it would achieve through the sale or purchase of options on individual securities or other instruments. Options on securities indices and other financial indices are similar to options on a security or other instrument except that, rather than settling by physical delivery of the underlying instrument, they settle by cash settlement, i.e., an option on an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option (except if, in the case of an OTC option, physical delivery is specified). This amount of cash is equal to the excess of the closing price of the index over the exercise price of the option, which also may be multiplied by a formula value. The seller of the option is obligated, in return for the premium received, to make delivery of this amount. The gain or loss on an option on an index depends on price movements in the instruments making up the market, market segment, industry or other composite on which the underlying index is based, rather than price movements in individual securities, as is the case with respect to options on securities.

  COMBINED TRANSACTIONS. The Fund may enter into multiple transactions, including multiple options transactions, multiple futures transactions and multiple interest rate transactions and any combination of futures, options and interest rate transactions ("component" transactions), instead of a single Strategic Transaction, as part of a single or combined strategy when, in the opinion of the Adviser, it is in the best interests of the Fund to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions are normally entered into based on the Adviser's judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the portfolio management objective.

  SWAPS, CAPS, FLOORS AND COLLARS. Among the Strategic Transactions into which the Fund may enter are interest rate and index swaps and the purchase or sale of related caps, floors and collars. The Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. The Fund intends to use these transactions as hedges and not as speculative investments and will not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream the Fund may be obligated to pay. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. An index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

  The Fund will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as these swaps, caps, floors and collars are entered into for good faith hedging purposes, the Adviser and the Fund believe such obligations do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to its borrowing restrictions. The Fund will not enter into any swap, cap, floor or collar transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the Counterparty, combined with any credit enhancements, is rated at least "A" by S&P or Moody's or has an equivalent equity rating from an NRSRO or is determined to be of equivalent credit quality by the Adviser. If there is a default by the Counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.


  USE OF SEGREGATED AND OTHER SPECIAL ACCOUNTS. Many Strategic Transactions, in addition to other requirements, require that the Fund segregate liquid high-grade assets with its custodian to the extent Fund obligations are not otherwise "covered" through ownership of the underlying security, financial instrument or currency. In general, either the full amount of any obligation by the Fund to pay or deliver securities or assets must be covered at all times by the securities, instruments or currency required to be delivered, or, subject to any regulatory restrictions, an amount of cash or liquid securities at least equal to the current amount of the obligation must be segregated with the custodian. The segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. For example, a call option written by the Fund will require the Fund to hold the securities subject to the call (or securities convertible into the needed securities without additional consideration) or to segregate liquid high-grade securities sufficient to purchase and deliver the securities if the call is exercised. A call option sold by the Fund on an index will require the Fund to own portfolio securities which correlate with the index or to segregate liquid assets equal to the excess of the index value over the exercise price on a current basis. A put option written by the Fund requires the Fund to segregate liquid securities equal to the exercise price.


  OTC options entered into by the Fund, including those on securities, financial instruments or indices and OCC issued and exchange listed index options, will generally provide for cash settlement. As a result, when the Fund sells these instruments it will only segregate an amount of assets equal to its accrued net obligations, as there is no requirement for payment or delivery of amounts in excess of the net amount. These amounts will equal 100% of the exercise price in the case of a non cash-settled put, the same as an OCC guaranteed listed option sold by the Fund, or the in-the-money amount plus any sell-back formula amount in the case of a cash-settled put or call. In addition, when the Fund sells a call option on an index at a time when the in-the-money amount exceeds the exercise price, the Fund will segregate, until the option expires or is closed out, cash or cash equivalents equal in value to such excess. OCC issued and exchange listed options sold by the Fund other than those above generally settle with physical delivery, and the Fund will segregate an amount of assets equal to the full value of the option. OTC options settling with physical delivery, or with an election of either physical delivery or cash settlement, will be treated the same as other options settling with physical delivery.

  In the case of a futures contract or an option thereon, the Fund must deposit initial margin and possible daily variation margin in addition to segregating assets sufficient to meet its obligation to purchase or provide securities or currencies, or to pay the amount owed at the expiration of an index-based futures contract. Such assets may consist of cash, cash equivalents, liquid debt or equity securities or other acceptable assets.


  With respect to swaps, the Fund will accrue the net amount of the excess, if any, of its obligations over its entitlements with respect to each swap on a daily basis and will segregate an amount of cash or liquid securities having a value equal to the accrued excess. Caps, floors and collars require segregation of assets with a value equal to the Fund's net obligation, if any.


  Strategic Transactions may be covered by other means when consistent with applicable regulatory policies. The Fund may also enter into offsetting transactions so that its combined position, coupled with any segregated assets, equals its net outstanding obligation in related options and Strategic Transactions. For example, the Fund could purchase a put option if the strike price of that option is the same or higher than the strike price of a put option sold by the Fund. Moreover, instead of segregating assets if the Fund held a futures or forward contract, it could purchase a put option on the same futures or forward contract with a strike price as high or higher than the price of the contract held. Other Strategic Transactions may also be offset in combinations. If the offsetting transaction terminates at the time of or after the primary transaction no segregation is required, but if it terminates prior to such time, assets equal to any remaining obligation would need to be segregated.

  The Fund's activities involving Strategic Transactions may be limited by the requirements of the Code for qualification as a regulated investment company. See "Tax Status" in the Prospectus.

                  DESCRIPTION OF MUNICIPAL SECURITIES RATINGS

  STANDARD & POOR'S RATINGS GROUP--A brief description of the applicable Standard & Poor's Ratings Group (S&P) rating symbols and their meanings (as published by S&P) follows:

     1.  DEBT


          A S&P corporate or municipal debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.


          The debt rating is not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

          The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform any audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.

        The ratings are based, in varying degrees, on the following considerations:

        1. Likelihood of default--capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation;

        2. Nature of and provisions of the obligation;

        3. Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

    AAA         Debt rated 'AAA' has the highest rating assigned by S&P.
                Capacity to pay interest and repay principal is extremely strong.

    AA Debt rated 'AA' has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

    A Debt rated 'A' has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

    BBB Debt rated 'BBB' is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

    BB          Debt rated 'BB', 'B', 'CCC', 'CC' and 'C' is regarded as
    B           having predominantly speculative with respect to capacity to
    CCC         pay interest and repay principal. 'BB' indicates the lowest
    CC          degree of speculation and 'C' the highest. While such debt
    C           will likely have some quality and protective
                characteristics, these are outweighed by large uncertainties or large exposures to adverse conditions.

    BB Debt rated 'BB' has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The 'BB' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'BBB-' rating.

    B Debt rated 'B' has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The 'B' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'BB' or 'BB-' rating.

    CCC Debt rated 'CCC' has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The 'CCC' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'B' or 'B-' rating.

    CC The rating 'CC' typically is applied to debt subordinated to senior debt that is assigned an actual or implied 'CCC' rating.

    C The rating 'C' typically is applied to debt subordinated to senior debt which is assigned an actual or implied 'CCC-' debt rating. The 'C' rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

    CI The rating 'CI' is reserved for income bonds on which no interest is being paid.

    D Debt rated 'D' is in payment default. The 'D' rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

           PLUS (+) or MINUS (-): The ratings from 'AA' to 'CCC' may be modified by the addition of a plus or minus sign to show relative standing within the major categories.

    C The letter "c" indicates that the holder's option to tender the security for purchase may be canceled under certain prestated conditions enumerated in the tender option documents.

    I The letter "i" indicates the rating is implied. Such ratings are assigned only on request to entities that do not have specific debt issues to be rated. In addition, implied ratings are assigned to governments that have not requested explicit ratings for specific debt issues. Implied ratings on governments represent the sovereign ceiling or upper limit for ratings on specific debt issues of entities domiciled in the country.

    L The letter "L" indicates that the rating pertains to the principal amount of those bonds to the extent that the underlying deposit collateral is federally insured and interest is adequately collateralized. In the case of certificates of deposit, the letter "L" indicates that the deposit, combined with other deposits being held in the same right and capacity, will be honored for principal and accrued pre-default interest up to the federal insurance limits within 30 days after closing of the insured institution or, in the event that the deposit is assumed by a successor insured institution, upon maturity.

    P The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgement with respect to such likelihood and risk.
                *Continuance of the rating is contingent upon S&P's receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows.

    NR Indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

  Debt Obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

  Bond Investment Quality Standards: Under present commercial bank regulations issued by the Comptroller of the Currency, bonds rated in the top four categories ("AAA", "AA", "A", "BBB", commonly known as "investment grade" ratings) are generally regarded as eligible for bank investment. In addition, the laws of various states governing legal investments impose certain rating or other standards for obligations eligible for investment by savings banks, trust companies, insurance companies and fiduciaries generally.

     2.  MUNICIPAL NOTES

          A S&P note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in 3 years or less will likely receive a note rating. Notes maturing beyond 3 years will most likely receive a long-term debt rating.

          The following criteria will be used in making that assessment.

          -- Amortization schedule (the larger the final maturity relative to other maturities, the more likely it will be treated as a note).

          -- Source of payment (the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note).

        Note rating symbols are as follows:

    SP-1        Strong or strong capacity to pay principal and interest.
                Issues determined to possess very strong characteristics are a plus (+) designation.

    SP-2 Satisfactory capacity to pay principal and interest, with some vulnerability to adverse Financial and economic changes over the term of the notes.

    SP-3        Speculative capacity to pay principal and interest.

     3.  COMMERCIAL PAPER

          A S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into several categories, ranging from 'A-1' for the highest quality obligations to 'D' for the lowest. These categories are as follows:

    A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation.

    A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated 'A-1'.

    A-3 Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

    B Issues rated 'B' are regarded as having only speculative capacity for timely payment.

    C This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

    D Debt rated 'D' is in payment default. The 'D' rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

    A commercial paper rating is not a recommendation to purchase or sell a security. The ratings are based on current information furnished to S&P by the issuer or obtained by S&P from other sources it considers reliable. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of, such information.

     4.  TAX-EXEMPT DUAL RATINGS

          S&P assigns "dual" ratings to all municipal debt issues that have a demand or double feature as part of their provisions.

          The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols are used to denote the put option (for example, 'AAA/A-1+'). With short-term demand debt, S&P's note rating symbols are used with the commercial paper symbols (for example, 'SP-1+/A-1+').

  MOODY'S INVESTORS SERVICE, INC.--A brief description of the applicable Moody's Investors Service, Inc. ("Moody's") rating symbols and their meanings (as published by Moody's) follows:

     1.  LONG-TERM MUNICIPAL BONDS

    AAA Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

    AA Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

    A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

    BAA Bonds which are rated Baa are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

    BA Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured.
                Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

    B Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

    CAA Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

    CA Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

    C Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

    CON (..) Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally and designated with the prefix "Con" followed by the rating in parentheses. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operation experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches the parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

    (P) (..) When applied to forward delivery bonds, indicates that the rating is provisional pending the delivery of the bonds. The rating may be revised prior to delivery if changes occur in the legal documents or the underlying credit quality of the bonds.

    NOTE: Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from AA to B. The modifier 1 indicates that the company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the company ranks in the lower end of its generic rating category.



     2.  SHORT-TERM EXEMPT NOTES

          Moody's ratings for state and municipal short-term obligations will be designated Moody's Investment Grade or (MIG). Such ratings recognize the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower and short-term cyclical elements are critical in short-term ratings, while other factors of major importance in bond risk, long-term secular trends for example, may be less important over the short run. A short-term rating may also be assigned on an issue having a demand feature-variable rate demand obligation. Such ratings will be designated as VMIG, SG or, if the demand feature is not rated, as NR.

          Moody's short-term ratings are designated Moody's Investment Grade as MIG 1 or VMIG 1 through MIG 4 or VMIG 4. As the name implies, when Moody's assigns a MIG or VMIG rating, all categories define an investment grade situation.

          MIG 1/VMIG 1. This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broadbased access to the market for refinancing.

          MIG 2/VMIG 2. This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

          MIG 3/VMIG 3. This designation denotes favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

          MIG 4/VMIG 4. This designation denotes adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

          SG. This designation denotes speculative quality. Debt instruments in this category lack margins of protection.

     3.  TAX-EXEMPT COMMERCIAL PAPER


          Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody's makes no representation that such obligations are exempt from registration under the Securities Act of 1933, not does it represent that any specific note is a valid obligation of a rated issuer or issued in conformity with any applicable law.

          Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:


          Issuers rated Prime-1 (for related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:



           -- Leading market positions in well established industries.



           -- High rates of return on funds employed.



           -- Conservative capitalization structures with moderate reliance on debt and ample asset protection.



           -- Broad margins in earning coverage of fixed financial charges and high internal cash generation.



           -- Well established access to a range of financial markets and assured sources of alternative liquidity.



          Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.



          Issuers rated Prime-3 (or related supported institutions) have an acceptable capacity for repayment of short-term promissory obligations. The effects of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.



          Issuers rated Not Prime do not fall within any of the Prime rating categories.


         DESCRIPTION OF INSURANCE COMPANY CLAIMS PAYING ABILITY RATINGS

RATINGS OF INSURANCE COMPANY CLAIMS-PAYING ABILITY

  The claims-paying ability of insurance companies is rated by S&P and Moody's. Descriptions of these ratings are set forth below:

DESCRIPTION OF S&P'S RATINGS OF INSURANCE COMPANY CLAIMS-PAYING ABILITY

  AAA. Superior financial security on an absolute and relative basis. Capacity to meet policyholder obligations is overwhelming under a variety of economic and underwriting conditions.

  AA. Excellent financial security. Capacity to meet policyholder obligations is strong under a variety of economic and underwriting conditions.

  A. Good financial security, but capacity to meet policyholder obligations is somewhat susceptible to adverse economic and underwriting conditions.

  BBB. Adequate financial security, but capacity to meet policyholder obligations is susceptible to adverse economic and underwriting conditions.

Note: Plus (+) and minus (-) signs indicate relative standing within a category, and are not indications of likely upgrades or downgrades.

DESCRIPTION OF MOODY'S RATINGS OF INSURANCE COMPANY CLAIMS-PAYING ABILITY

  AAA. Insurance companies rated Aaa offer exceptional financial security. While the financial strength of these companies is likely to change, such changes as can be visualized are most unlikely to impair their fundamentally strong position.

  AA. Insurance companies rated Aa offer excellent financial security. Together with the Aaa group they constitute what are generally known as high grade companies. They are rated lower than Aaa companies because long-term risks appear somewhat larger.

  A. Insurance companies rated A offer good financial security. However, elements may be present which suggest a susceptibility to impairment sometime in the future.

  BAA. Insurance companies rated Baa offer adequate financial security. However, certain protective elements may be lacking or may be characteristically unreliable over any great length of time.

Note: Numeric modifiers are used to refer to the ranking within the group -- one being the highest and three being the lowest. However, the financial strength of companies within a generic rating symbol (Aa, for example) is broadly the same.


                             TRUSTEES AND OFFICERS



  The tables below list the trustees and officers of the Trust (of which the Fund is a separate series) and other executive officers of the Fund's investment adviser and their principal occupations for the last five years and their affiliations, if any, with VK/AC Holding, Inc. ("VKAC Holding"), Van Kampen American Capital, Inc. ("Van Kampen American Capital" or "VKAC"), Van Kampen American Capital Investment Advisory Corp. ("Advisory Corp."), Van Kampen American Capital Asset Management, Inc. ("Asset Management"), Van Kampen American Capital Distributors, Inc., the distributor of the Fund's shares (the "Distributor") and ACCESS Investors Services Inc., the Fund's transfer agent ("ACCESS"). Advisory Corp. and Asset Management sometimes are referred to herein collectively as the "Advisers". For purposes hereof, the term "Fund Complex" includes each of the open-end investment companies advised by the Advisory Corp. and each of the open-end investment companies advised by the Asset Management (excluding the American Capital Exchange Fund and the Common Sense Trust).



                                    TRUSTEES



                                                            PRINCIPAL OCCUPATIONS OR
          NAME, ADDRESS AND AGE                            EMPLOYMENT IN PAST 5 YEARS
          ---------------------                            --------------------------
J. Miles Branagan.........................  Private investor. Co-founder, and prior to August 1996,
1632 Morning Mountain Road                  Chairman, Chief Executive Officer and President, MDT
Raleigh, NC 27614                           Corporation (now known as Getinge/Castle, Inc., a
Date of Birth: 07/14/32                     subsidiary of Getinge Industrier AB), a company which
                                            develops, manufactures, markets and services medical and
                                            scientific equipment. Trustee of each of the funds in the
                                            Fund Complex.
Linda Hutton Heagy........................  Partner, Ray & Berndtson, Inc. An executive recruiting
Sears Tower                                 and management consulting firm. Formerly, Executive Vice
233 South Wacker Drive                      President of ABN AMRO, N.A., a Dutch bank holding
Suite 4020                                  company. Prior to 1992, Executive Vice President of La
Chicago, IL 60606                           Salle National Bank. Trustee of each of the funds in the
Date of Birth: 06/03/48                     Fund Complex.

                                                            PRINCIPAL OCCUPATIONS OR
          NAME, ADDRESS AND AGE                            EMPLOYMENT IN PAST 5 YEARS
          ---------------------                            --------------------------
R. Craig Kennedy..........................  President and Director, German Marshall Fund of the
11 DuPont Circle, N.W.                      United States. Formerly, advisor to the Dennis Trading
Washington, D.C. 20036                      Group Inc. Prior to 1992, President and Chief Executive
Date of Birth: 02/29/52                     Officer, Director and Member of the Investment Committee
                                            of the Joyce Foundation, a private foundation. Trustee of
                                            each of the funds in the Fund Complex.
Dennis J. McDonnell*......................  President and a Director of VKAC. President, Chief
One Parkview Plaza                          Operating Officer and a Director of the Advisers.
Oakbrook Terrace, IL 60181                  Director or officer of certain other subsidiaries of
Date of Birth: 05/20/42                     VKAC. Prior to November 1996, Executive Vice President
                                            and a Director of VKAC Holding. President and Trustee of
                                            each of the funds in the Fund Complex. President,
                                            Chairman of the Board and Trustee of other investment
                                            companies advised by the Advisers or their affiliates.
Jack E. Nelson............................  President, Nelson Investment Planning Services, Inc., a
423 Country Club Drive                      financial planning company and registered investment
Winter Park, FL 32789                       adviser. President, Nelson Ivest Brokerage Services Inc.,
Date of Birth: 02/13/36                     a member of the National Association of Securities
                                            Dealers, Inc. ("NASD") and Securities Investors
                                            Protection Corp. ("SIPC"). Trustee of each of the funds
                                            in the Fund Complex.
Jerome L. Robinson........................  President, Robinson Technical Products Corporation, a
115 River Road                              manufacturer and processor of welding alloys, supplies
Edgewater, NJ 07020                         and equipment. Director, Pacesetter Software, a software
Date of Birth: 10/10/22                     programming company specializing in white collar
                                            productivity. Director, Panasia Bank. Trustee of each of
                                            the funds in the Fund Complex.
Phillip B. Rooney.........................  Private investor. Director, Illinois Tool Works, Inc., a
348 East Third Street                       manufacturing company; Director, The Servicemaster
Hinsdale, IL 60521                          Company, a business and consumer services company;
Date of Birth: 07/08/44                     Director, Urban Shopping Centers Inc., a retail mall
                                            management company; Director, Stone Container Corp., a
                                            paper manufacturing company. Trustee, University of Notre
                                            Dame. Formerly, President and Chief Executive Officer,
                                            WMX Technologies Inc., an environmental services company,
                                            and prior to that President and Chief Operating Officer,
                                            WMX Technologies Inc. Trustee of each of the funds in the
                                            Fund Complex.
Fernando Sisto............................  Professor Emeritus and, prior to 1995, Dean of the
155 Hickory Lane                            Graduate School, Stevens Institute of Technology.
Closter, NJ 07624                           Director, Dynalysis of Princeton, a firm engaged in
Date of Birth: 08/02/24                     engineering research. Trustee of each of the funds in the
                                            Fund Complex.
Wayne W. Whalen*..........................  Partner in the law firm of Skadden, Arps, Slate, Meagher
333 West Wacker Drive                       & Flom (Illinois), legal counsel to the funds in the Fund
Chicago, IL 60606                           Complex, open-end funds advised by Van Kampen American
Date of Birth: 08/22/39                     Capital Management, Inc. and closed-end funds advised by
                                            Advisory Corp. Trustee of each of the funds in the Fund
                                            Complex, open-end funds advised by Van Kampen Capital
                                            Management, Inc. and closed-end funds advised by Advisory
                                            Corp.


---------------

* Such trustees are "interested persons" (within the meaning of Section 2(a)(19) of the 1940 Act). Mr. McDonnell is an interested person of the Advisers and the Fund by reason of his positions with VKAC and its affiliates. Mr. Whalen is an interested person of the Fund by reason of his firm currently acting as legal counsel to the Fund and is an interested person of Asset Management with respect to certain funds advised by Asset Management by reason of his firm in the past acting as legal counsel to Asset Management.

                                    OFFICERS



  Messrs. Hegel, Nyberg, Wood, Sullivan, Dalmaso, Martin, Wetherell and Hill are located at One Parkview Plaza, Oakbrook Terrace, IL 60181. The Fund's other officers are located at 2800 Post Oak Blvd., Houston, TX 77056.



                                     POSITIONS AND                     PRINCIPAL OCCUPATIONS
        NAME AND AGE               OFFICES WITH FUND                    DURING PAST 5 YEARS
        ------------               -----------------                   ---------------------
Peter W. Hegel..............  Vice President                Executive Vice President of the Advisers.
  Date of Birth: 06/25/56                                   Director of Asset Management. Officer of
                                                            certain other subsidiaries of VKAC. Vice
                                                            President of each of the funds in the Fund
                                                            Complex and certain other investment
                                                            companies advised by the Advisers or their
                                                            affiliates.

Curtis W. Morell............  Vice President and Chief      Senior Vice President of the Advisers, Vice
  Date of Birth: 08/04/46     Accounting Officer            President and Chief Accounting Officer of
                                                            each of the funds in the Fund Complex and
                                                            certain other investment companies advised
                                                            by the Advisers or their affiliates.

Ronald A. Nyberg............  Vice President and Secretary  Executive Vice President, General Counsel
  Date of Birth: 07/29/53                                   and Secretary of VKAC. Executive Vice
                                                            President, General Counsel, Assistant
                                                            Secretary and a Director of the Advisers
                                                            and the Distributor. Executive Vice
                                                            President, General Counsel and Assistant
                                                            Secretary of ACCESS. Director or officer of
                                                            certain other subsidiaries of VKAC.
                                                            Director of ICI Mutual Insurance Co., a
                                                            provider of insurance to members of the
                                                            Investment Company Institute. Prior to
                                                            November 1996, Executive Vice President,
                                                            General Counsel and Secretary of VKAC
                                                            Holding. Vice President and Secretary of
                                                            each of the funds in the Fund Complex and
                                                            certain other investment companies advised
                                                            by the Advisers or their affiliates.
Don G. Powell                                               Chairman, President, Chief Executive
2800 Post Oak Blvd.                                         Officer and a Director of VKAC. Chairman,
Houston, TX 77056                                           Chief Executive Officer and a Director of
  Date of Birth: 10/19/39                                   the Advisers and the Distributor. Chairman
                                                            and a Director of ACCESS. Director or
                                                            officer of certain other subsidiaries of
                                                            VKAC. Chairman of the Board of Governors
                                                            and the Executive Committee of the
                                                            Investment Company Institute. Prior to
                                                            November, 1996, President, Chief Executive
                                                            Officer and a Director of VKAC Holding.
                                                            President, Chief Executive Officer and a
                                                            Trustee/Director of certain investment
                                                            companies advised by Asset Management and
                                                            prior to July 1996, President, Chief
                                                            Executive Officer and a Trustee of the
                                                            funds in the Fund Complex and closed-end
                                                            investment companies advised by Advisory
                                                            Corp.

                                     POSITIONS AND                     PRINCIPAL OCCUPATIONS
        NAME AND AGE               OFFICES WITH FUND                    DURING PAST 5 YEARS
        ------------               -----------------                   ---------------------

Alan T. Sachtleben..........  Vice President                Executive Vice President of the Advisers.
  Date of Birth: 04/20/42                                   Director of Asset Management. Director or
                                                            officer of certain other subsidiaries of
                                                            VKAC. Vice President of each of the funds
                                                            in the Fund Complex and certain other
                                                            investment companies advised by the
                                                            Advisers or their affiliates.

Paul R. Wolkenberg..........  Vice President                Executive Vice President of the VKAC, the
  Date of Birth: 11/10/44                                   Advisers and the Distributor. President,
                                                            Chief Executive Officer and a Director of
                                                            ACCESS. Director or officer of certain
                                                            other subsidiaries of VKAC. Vice President
                                                            of each of the funds in the Fund Complex
                                                            and certain other investment companies
                                                            advised by the Advisers or their
                                                            affiliates.

Edward C. Wood III..........  Vice President and Chief      Senior Vice President of the Advisers. Vice
  Date of Birth: 01/11/56     Financial Officer             President and Chief Financial Officer of
                                                            each of the funds in the Fund Complex and
                                                            certain other investment companies advised
                                                            by the Advisers or their affiliates.

John L. Sullivan............  Treasurer                     First Vice President of the Advisers.
  Date of Birth: 08/20/55                                   Treasurer of each of the funds in the Fund
                                                            Complex and certain other investment
                                                            companies advised by the Advisers or their
                                                            affiliates.

Tanya M. Loden..............  Controller                    Vice President of the Advisers. Controller
  Date of Birth: 11/19/59                                   of each of the funds in the Fund Complex
                                                            and other investment companies advised by
                                                            the Advisers or the affiliates.

Nicholas Dalmaso............  Assistant Secretary           Assistant Vice President and Senior
  Date of Birth: 03/01/65                                   Attorney of VKAC. Assistant Vice President
                                                            and Assistant Secretary of the Advisers and
                                                            the Distributor. Officer of certain other
                                                            subsidiaries of VKAC. Assistant Secretary
                                                            of each of the funds in the Fund Complex
                                                            and other investment companies advised by
                                                            the Advisers or the affiliates.

Huey P. Falgout, Jr.........  Assistant Secretary           Assistant Vice President and Senior
  Date of Birth: 11/15/63                                   Attorney of VKAC. Assistant Vice President
                                                            and Assistant Secretary of the Advisers,
                                                            the Distributor and ACCESS. Officer of
                                                            certain other subsidiaries of VKAC.
                                                            Assistant Secretary of each of the funds in
                                                            the Fund Complex and other investment
                                                            companies advised by the Advisers or the
                                                            affiliates.

                                     POSITIONS AND                     PRINCIPAL OCCUPATIONS
        NAME AND AGE               OFFICES WITH FUND                    DURING PAST 5 YEARS
        ------------               -----------------                   ---------------------
Scott E. Martin.............  Assistant Secretary           Senior Vice President, Deputy General
  Date of Birth: 08/20/56                                   Counsel and Assistant Secretary of VKAC.
                                                            Senior Vice President, Deputy General
                                                            Counsel and Secretary of the Advisers, the
                                                            Distributor and ACCESS. Officer of certain
                                                            other subsidiaries of VKAC. Prior to
                                                            November 1996, Senior Vice President,
                                                            Deputy General Counsel and Assistant
                                                            Secretary of VKAC Holding. Assistant
                                                            Secretary of each of the funds in the Fund
                                                            Complex and other investment companies
                                                            advised by the Advisers or the affiliates.

Weston B. Wetherell.........  Assistant Secretary           Vice President, Associate General Counsel
  Date of Birth: 06/15/56                                   and Assistant Secretary of VKAC, the
                                                            Advisers and the Distributor. Officer of
                                                            certain other subsidiaries of VKAC.
                                                            Assistant Secretary of each of the funds in
                                                            the Fund Complex and other investment
                                                            companies advised by the Advisers or the
                                                            affiliates.

Steven M. Hill..............  Assistant Treasurer           Assistant Vice President of the Advisers.
  Date of Birth: 10/16/64                                   Assistant Treasurer of each of the funds in
                                                            the Fund Complex and other investment
                                                            companies advised by the Advisers or the
                                                            affiliates.

M. Robert Sullivan..........  Assistant Controller          Assistant Vice President of the Advisers.
  Date of Birth: 03/30/33                                   Assistant Controller of each of the funds
                                                            in the Fund Complex and other investment
                                                            companies advised by the Advisers or the
                                                            affiliates.



  Each of the trustees holds the same position with each of the funds in the Fund Complex. As of December 31, 1996, there were 51 funds in the Fund Complex. Each trustee who is not an affiliated person of VKAC, the Advisers, the Distributor, ACCESS or Morgan Stanley (each a "Non-Affiliated Trustee") is compensated by an annual retainer and meeting fees for services to the funds in the Fund Complex. Each fund in the Fund Complex provides a deferred compensation plan to its Non-Affiliated Trustees that allows trustees to defer receipt of their compensation and earn a return on such deferred amounts based upon the return of the common shares of the funds in the Fund Complex as more fully described below. Each fund in the Fund Complex also provides a retirement plan to its Non-Affiliated Trustees that provides Non-Affiliated Trustees with compensation after retirement, provided that certain eligibility requirements are met as more fully described below.



  The compensation of each Non-Affiliated Trustee from each fund in the Fund Complex advised by Advisory Corp. (each a "VK Fund" and collectively the "VK Funds") includes an annual retainer in an amount equal to $2,500 per calendar year, due in four quarterly installments on the first business day of each calendar quarter. Each Non-Affiliated Trustee receives a per meeting fee from each VK Fund in the amount of $125 per regular quarterly meeting attended by the Non-Affiliated Trustee, due on the date of such meeting, plus reasonable expenses incurred by the Non-Affiliated Trustee in connection with his or her services as a trustee. Each Non-Affiliated Trustee receives a per meeting fee from each VK Fund in the amount of $125 per special meeting attended by the Non-Affiliated Trustee, due on the date of such meeting, plus reasonable expenses incurred by the Non-Affiliated Trustee in connection with his or her services as a trustee, provided that no compensation will be paid in connection with certain telephonic special meetings.



  The compensation of each Non-Affiliated Trustee from the funds in the Fund Complex advised by Asset Management (each an "AC Fund" or collectively the "AC Funds") includes an annual retainer in an amount equal to $35,000 per calendar year, due in four quarterly installments on the first business day of each calendar quarter. The AC Funds pay each Non-Affiliated Trustee a per meeting fee in the amount of $2,000 per regular quarterly meeting attended by the Non-Affiliated Trustee, due on the date of such meeting, plus reasonable expenses incurred by the Non-Affiliated Trustee in connection with his or her services as a trustee. Payment of the annual retainer and the regular meeting fee is allocated among the AC Funds (i) 50% on the basis of the relative net assets of each AC Fund to the aggregate net assets of all the AC Funds and (ii) 50% equally to each AC Fund, in each case as of the last business day of the preceding calendar quarter. Each AC Fund which is the subject of a special meeting of the trustees generally pays each Non-Affiliated Trustee a per meeting fee in the amount of $125 per special meeting attended by the Non-Affiliated Trustee, due on the date of such meeting, plus reasonable expenses incurred by the Non-Affiliated Trustee in connection with his or her services as a trustee, provided that no compensation will be paid in connection with certain telephonic special meetings.



  The trustees approved an aggregate compensation cap with respect to funds in the Fund Complex of $84,000 per Non-Affiliated Trustee per year (excluding any retirement benefits) for the period July 22, 1995 through December 31, 1996, subject to the net assets and the number of funds in the Fund Complex as of July 21, 1995 and certain other exceptions. For the calendar year ended December 31, 1996, certain trustees received aggregate compensation from the funds in the Fund Complex over $84,000 due to compensation received but not subject to the cap, including compensation from new funds added to the Fund Complex after July 22, 1995 and certain special meetings in 1996. In addition, each of Advisory Corp. or Asset Management, as the case may be, agreed to reimburse each fund in the Fund Complex through December 31, 1996 for any increase in the aggregate trustee's compensation over the aggregate compensation paid by such fund in its 1994 fiscal year, provided that if a fund did not exist for the entire 1994 fiscal year appropriate adjustments will be made.



  Each Non-Affiliated Trustee generally can elect to defer receipt of all or a portion of the compensation earned by such Non-Affiliated Trustee until retirement. Amounts deferred are retained by the Fund and earn a rate of return determined by reference to the return on the common shares of such Fund or other funds in the Fund Complex as selected by the respective Non-Affiliated Trustee, with the same economic effect as if such Non-Affiliated Trustee had invested in one or more funds in the Fund Complex. To the extent permitted by the 1940 Act, the Fund may invest in securities of those funds selected by the Non-Affiliated Trustees in order to match the deferred compensation obligation. The deferred compensation plan is not funded and obligations thereunder represent general unsecured claims against the general assets of the Fund.



  Each fund in the Fund Complex has adopted a retirement plan. Under the Fund's retirement plan, a Non-Affiliated Trustee who is receiving trustee's compensation from the Fund prior to such Non-Affiliated Trustee's retirement, has at least 10 years of service (including years of service prior to adoption of the retirement plan) and retires at or after attaining the age of 60, is eligible to receive a retirement benefit equal to $2,500 per year for each of the ten years following such trustee's retirement from the Fund. Trustees retiring prior to the age of 60 or with fewer than 10 years but more than 5 years of service may receive reduced retirement benefits from the Fund. Each trustee has served as a member of the Board of Trustees since he or she was first appointed or elected in the year set forth below. The retirement plan contains a Fund Complex retirement benefit cap of $60,000 per year. Asset Management has reimbursed each AC Fund for the expenses related to the retirement plan through December 31, 1996.



  Additional information regarding compensation and benefits for trustees is set forth below. As indicated in the notes accompanying the table, the amounts relate to either the Trust's most recently completed fiscal year or the Fund Complex' most recently completed calendar year ended December 31, 1996.

                            1996 COMPENSATION TABLE



                                                                                                            TOTAL
                                                                                                        COMPENSATION
                                                             PENSION OR          ESTIMATED MAXIMUM     BEFORE DEFERRAL
                              AGGREGATE COMPENSATION     RETIREMENT BENEFITS      ANNUAL BENEFITS         FROM FUND
                             BEFORE DEFERRAL FROM THE    ACCRUED AS PART OF     FROM THE TRUST UPON     COMPLEX PAID
          NAME(1)                    TRUST(2)                EXPENSES(3)           RETIREMENT(4)        TO TRUSTEE(5)
          -------            ------------------------    -------------------    -------------------    ---------------
J. Miles Branagan*                    $20,000                  $ 4,229                 $20,000            $104,875
Philip P. Gaughan                       3,750                    7,529                   6,750              16,875
Linda Hutton Heagy*                    20,000                      490                  20,000             104,875
Dr. Roger Hilsman                      20,000                        0                       0             103,750
R. Craig Kennedy*                      20,000                      380                  20,000             104,875
Donald C. Miller                       20,000                   13,241                   9,250             104,875
Jack E. Nelson*                        20,000                    2,636                  20,000              97,875
David Rees                              4,750                        0                       0              22,000
Jerome L. Robinson*                    20,000                   11,665                   7,250             101,625
Lawrence J. Sheehan                     4,750                        0                       0              22,000
Dr. Fernando Sisto*                    20,000                    7,056                  12,000             104,875
Wayne W. Whalen*                       20,000                    1,834                  20,000             104,875
William S. Woodside                    20,000                        0                       0             104,875


---------------

* Currently a member of the Board of Trustees. Mr. Phillip B. Rooney also is a current member of the Board of Trustees but is not included in the compensation table because he did not serve on the Board of Trustees or receive any compensation from the Trust prior to April 14, 1997. Messrs. McDonnell and Powell, also trustees of the Trust during all or a portion of the Trust's last fiscal year, are not included in the compensation table because they are affiliated persons of the Advisers and are not eligible for compensation or retirement benefits from the Trust.



(1) Persons not designated by an asterisk are not currently members of the Board of Trustees, but were members of the Board of Trustees during the Trust's most recently completed fiscal year. Messrs. Gaughan and Rees retired from the Board of Trustees on January 26, 1996 and January 29, 1996, respectively. Mr. Sheehan was removed from the Board of Trustees effective January 29, 1996. Messrs. Hilsman, Miller and Woodside retired from the Board of Trustees on December 31, 1996.



(2) The amounts shown in this column represent the aggregate compensation before deferral from all eight series of the Trust, including the Fund, with respect to the Trust's fiscal year ended December 31, 1996. The detail of aggregate compensation before deferral for each series, including the Fund, are shown in Table A below. Certain trustees deferred compensation from the Trust during the fiscal year ended December 31, 1996; the aggregate compensation deferred from all eight series of the Trust, including the Fund, is as follows: Mr. Branagan, $5,750; Mr. Gaughan, $3,750; Ms. Heagy, $15,000; Mr. Kennedy, $9,500; Mr. Miller, $20,000; Mr. Nelson, $20,000; Mr.
    Robinson, $18,000; and Mr. Whalen, $19,625. The details of amounts deferred for each series, including the Fund, are shown in Table B below. Amounts deferred are retained by the respective fund and earn a rate of return determined by reference to either the return on the common shares of such fund or other funds in the Fund Complex as selected by the respective Non-Affiliated Trustee, with the same economic effect as if such Non-Affiliated Trustee had invested in one or more funds in the Fund Complex. To the extent permitted by the 1940 Act, each fund may invest in securities of those funds selected by the Non-Affiliated Trustees in order to match the deferred compensation obligation. The cumulative deferred compensation (including interest) accrued with respect to each trustee from all eight series of the Trust, including the Fund, as of the Trust's fiscal year ended December 31, 1996 is as follows: Mr. Branagan, $5,678; Mr. Gaughan, $20,094; Ms. Heagy, $20,472; Mr. Kennedy, $47,294; Mr. Miller, $55,827; Mr. Nelson, $57,771; Mr. Robinson, $54,847; and Mr. Whalen,
    $49,269. The details of cumulative deferred compensation (including interest) for each series, including the Fund, are shown in Table C below. The deferred compensation plan is described above the Compensation Table.



(3) The amounts shown in this column represent the retirement benefits accrued by all eight series of the Trust, including the Fund, with respect to the Trust's fiscal year ended December 31, 1996. The details of retirement benefits accrued for each series, including the Fund, are shown in Table D below. The retirement plan is described above the Compensation Table.



(4) This is the estimated maximum annual benefits payable by the Trust in each year of the 10-year period commencing in the year of such trustee's retirement from the Trust. The estimated maximum annual benefit, except for trustees who have retired or are near retirement, is based upon $2,500 per series assuming: the trustee has 10 or more years of service on the Board of Trustees (including years of service prior to the adoption of the retirement plan) and retires at or after attaining the age of 60. Trustees retiring prior to the age of 60 or with fewer than 10 years of service for a series of the Trust may receive reduced retirement benefits from such series. The actual annual benefit may be less if the trustee is subject to the Fund Complex retirement benefit cap or if the trustee is not fully vested at the time of retirement. Each Non-Affiliated Trustee of the Board of Trustees has served as a member of the Board of Trustees since he or she was first appointed or elected in the year set forth in Table E below.



(5) The amounts shown in this column represent the aggregate compensation paid by all 51 of the investment companies in the Fund Complex as of December 31, 1996 before deferral by the trustees under the deferred compensation plan. Certain trustees deferred all or a portion of their aggregate compensation from the Fund Complex during the calendar year ended December 31, 1996. The deferred compensation earns a rate of return determined by reference to the return on the shares of the funds in the Fund Complex as selected by the respective Non-Affiliated Trustee, with the same economic effect as if such Non-Affiliated Trustee had invested in one or more funds in the Fund Complex. To the extent permitted by the 1940 Act, the Fund may invest in securities of those investment companies selected by the Non-Affiliated Trustees in order to match the deferred compensation obligation. The trustees' Fund Complex compensation cap covered the period July 22, 1995 through December 31, 1996. For the calendar year ended December 31, 1996, certain trustees received compensation over $84,000 in the aggregate due to compensation received but not subject to the cap, including compensation from new funds added to the Fund Complex after July 22, 1995 and certain special meetings in 1996. The Advisers and their affiliates also serve as investment adviser for other investment companies; however, with the exception of Messrs. McDonnell, Powell and Whalen, the trustees were not trustees of such investment companies. Combining the Fund Complex with other investment companies advised by the Advisers and their affiliates, Mr. Whalen received Total Compensation of $243,375 during the calendar year ended December 31, 1996.



  As of April 4, 1997, the trustees and officers of the Fund as a group owned less than 1% of the shares of the Fund.

                                                                         TABLE A


           1996 AGGREGATE COMPENSATION FROM THE TRUST AND EACH SERIES


                                                                               TRUSTEE
                                   FISCAL    ----------------------------------------------------------------------------
       FUND NAME                  YEAR-END   BRANAGAN   GAUGHAN   HEAGY    HILSMAN   KENNEDY   MILLER    NELSON     REES
       ---------                  --------   --------   -------   -----    -------   -------   ------    ------     ----
 Insured Tax Free Income Fund....  12/31     $ 3,125    $  625    $3,125   $3,125    $3,125    $ 3,125   $ 3,125   $  750
 Tax Free High Income Fund.......  12/31       3,125       625     3,125    3,125     3,125      3,125     3,125      750
 California Insured Tax Free
   Income Fund...................  12/31       3,125       625     3,125    3,125     3,125      3,125     3,125      750
 Municipal Income Fund...........  12/31       3,125       625     3,125    3,125     3,125      3,125     3,125      750
 Intermediate Term Municipal
   Income Fund...................  12/31       3,125       625     3,125    3,125     3,125      3,125     3,125      750
 Florida Insured Tax Free Income
   Fund..........................  12/31       3,125       625     3,125    3,125     3,125      3,125     3,125      750
 New Jersey Tax Free Income
   Fund..........................  12/31         625         0       625      625       625        625       625      125
 New York Tax Free Income Fund...  12/31         625         0       625      625       625        625       625      125
   Trust Total...................             20,000     3,750    20,000   20,000    20,000     20,000    20,000    4,750

                                                       TRUSTEE
                                   ------------------------------------------------
       FUND NAME                   ROBINSON   SHEEHAN   SISTO    WHALEN    WOODSIDE
       ---------                   --------   -------   -----    ------    --------
 Insured Tax Free Income Fund....   $3,125    $  750    $3,125   $ 3,125    $3,125
 Tax Free High Income Fund.......    3,125       750     3,125     3,125     3,125
 California Insured Tax Free
   Income Fund...................    3,125       750     3,125     3,125     3,125
 Municipal Income Fund...........    3,125       750     3,125     3,125     3,125
 Intermediate Term Municipal
   Income Fund...................    3,125       750     3,125     3,125     3,125
 Florida Insured Tax Free Income
   Fund..........................    3,125       750     3,125     3,125     3,125
 New Jersey Tax Free Income
   Fund..........................      625       125       625       625       625
 New York Tax Free Income Fund...      625       125       625       625       625
   Trust Total...................   20,000     4,750    20,000    20,000    20,000



                                                                         TABLE B



      1996 AGGREGATE COMPENSATION DEFERRED FROM THE TRUST AND EACH SERIES


                                                                                     TRUSTEE
                                     FISCAL    -----------------------------------------------------------------------------------
     FUND NAME                      YEAR-END   BRANAGAN   GAUGHAN   HEAGY    HILSMAN   KENNEDY   MILLER   NELSON   REES   ROBINSON
     ---------                      --------   --------   -------   -----    -------   -------   ------   ------   ----   --------
 Insured Tax Free Income Fund.....   12/31      $  875    $  625    $2,500     $0      $1,500    $3,125   $3,125    $0     $3,125
 Tax Free High Income Fund........   12/31         875       625     2,500      0       1,500     3,125    3,125     0      3,125
 California Insured Tax Free
   Income Fund....................   12/31         875       625     2,500      0       1,500     3,125    3,125     0      1,500
 Municipal Income Fund............   12/31         875       625     2,500      0       1,500     3,125    3,125     0      3,125
 Intermediate Term Municipal
   Income Fund....................   12/31         875       625     2,500      0       1,500     3,125    3,125     0      3,125
 Florida Insured Tax Free Income
   Fund...........................   12/31         875       625     2,500      0       1,500     3,125    3,125     0      3,125
 New Jersey Tax Free Income
   Fund...........................   12/31         250         0         0      0         250       625      625     0        625
 New York Tax Free Income Fund....   12/31         250         0         0      0         250       625      625     0        250
   Trust Total....................               5,750     3,750    15,000      0       9,500    20,000   20,000     0     18,000

                                                  TRUSTEE
                                    -----------------------------------
     FUND NAME                      SHEEHAN   SISTO   WHALEN   WOODSIDE
     ---------                      -------   -----   ------   --------
 Insured Tax Free Income Fund.....    $0       $0     $3,125      $0
 Tax Free High Income Fund........     0        0     3,125        0
 California Insured Tax Free
   Income Fund....................     0        0     3,125        0
 Municipal Income Fund............     0        0     3,125        0
 Intermediate Term Municipal
   Income Fund....................     0        0     3,125        0
 Florida Insured Tax Free Income
   Fund...........................     0        0     3,125        0
 New Jersey Tax Free Income
   Fund...........................     0        0       625        0
 New York Tax Free Income Fund....     0        0       250        0
   Trust Total....................     0        0     19,625       0



                                                                         TABLE C



        CUMULATIVE COMPENSATION DEFERRED (PLUS INTEREST) FROM THE TRUST


                                AND EACH SERIES


                                                                                    TRUSTEE
                                    FISCAL    -----------------------------------------------------------------------------------
     FUND NAME                     YEAR-END   BRANAGAN   GAUGHAN   HEAGY    HILSMAN   KENNEDY   MILLER   NELSON   REES   ROBINSON
     ---------                     --------   --------   -------   -----    -------   -------   ------   ------   ----   --------
 Insured Tax Free Income Fund.....  12/31      $  864    $3,486    $3,412     $0      $7,792    $9,083   $9,476    $0     $8,925
 Tax Free High Income Fund........  12/31         864     3,486     3,412      0       7,792     9,083    9,476     0      8,925
 California Insured Tax Free
   Income Fund....................  12/31         864     3,486     3,412      0       7,792     9,083    9,476     0      8,925
 Municipal Income Fund............  12/31         864     3,486     3,412      0       7,792     9,083    9,083     0      8,925
 Intermediate Term Municipal
   Income Fund....................  12/31         864     3,486     3,412      0       7,792     9,083    9,476     0      8,925
 Florida Insured Tax Free Income
   Fund...........................  12/31         864     1,628     3,412      0       4,228     5,766    5,912     0      5,648
 New Jersey Tax Free Income
   Fund...........................  12/31         247       518         0      0       2,053     2,323    2,436     0      2,287
 New York Tax Free Income Fund....  12/31         247       518         0      0       2,053     2,323    2,436     0      2,287
   Trust Total....................              5,678    20,094    20,472      0      47,294    55,827   57,771     0     54,847

                                                  TRUSTEE
                                    -----------------------------------
     FUND NAME                      SHEEHAN   SISTO   WHALEN   WOODSIDE
     ---------                      -------   -----   ------   --------
 Insured Tax Free Income Fund.....    $0       $0     $7,967      $0
 Tax Free High Income Fund........     0        0     7,967        0
 California Insured Tax Free
   Income Fund....................     0        0     7,967        0
 Municipal Income Fund............     0        0     7,967        0
 Intermediate Term Municipal
   Income Fund....................     0        0     7,967        0
 Florida Insured Tax Free Income
   Fund...........................     0        0     5,486        0
 New Jersey Tax Free Income
   Fund...........................     0        0     1,974        0
 New York Tax Free Income Fund....     0        0     1,974        0
   Trust Total....................     0        0     49,269       0



                                                                         TABLE D



       1996 RETIREMENT BENEFITS ACCRUED AS PART OF EXPENSES FOR THE TRUST


                                AND EACH SERIES


                                                                                TRUSTEE
                                     FISCAL    --------------------------------------------------------------------------
      FUND NAME                     YEAR-END   BRANAGAN   GAUGHAN   HEAGY   HILSMAN   KENNEDY   MILLER   NELSON    REES
      ---------                     --------   --------   -------   -----   -------   -------   ------   ------    ----
 Insured Tax Free Income Fund.....   12/31         499     2,086      56          0      48      3,503      394         0
 Tax Free High Income Fund........   12/31         499     2,039      56          0      48      3,532      383         0
 California Insured Tax Free
   Income Fund....................   12/31         499     1,950      56          0      47      3,440      373         0
 Municipal Income Fund............   12/31         499     1,454      56          0      46      2,766      315         0
 Intermediate Term Municipal
   Income Fund....................   12/31         499         0      56          0      41          0      259         0
 Florida Insured Tax Free Income
   Fund...........................   12/31         578         0      70          0      50          0      304         0
 New Jersey Tax Free Income
   Fund...........................   12/31         578         0      70          0      50          0      304         0
 New York Tax Free Income Fund....   12/31         578         0      70          0      50          0      304         0
   Trust Total....................               4,229     7,529     490          0     380     13,241    2,636         0

                                                        TRUSTEE
                                    -----------------------------------------------
      FUND NAME                     ROBINSON   SHEEHAN   SISTO    WHALEN   WOODSIDE
      ---------                     --------   -------   -----    ------   --------
 Insured Tax Free Income Fund.....    2,490         0       861     283          0
 Tax Free High Income Fund........    2,472         0       861     272          0
 California Insured Tax Free
   Income Fund....................    2,439         0       861     265          0
 Municipal Income Fund............    2,346         0       861     219          0
 Intermediate Term Municipal
   Income Fund....................    1,918         0       861     177          0
 Florida Insured Tax Free Income
   Fund...........................        0         0       917     206          0
 New Jersey Tax Free Income
   Fund...........................        0         0       917     206          0
 New York Tax Free Income Fund....        0         0       917     206          0
   Trust Total....................   11,665         0     7,056   1,834          0

                                                                         TABLE E



          YEAR OF ELECTION OR APPOINTMENT TO EACH SERIES OF THE TRUST



                                                                                         TRUSTEE
                                                        -------------------------------------------------------------------------
FUND NAME                                               BRANAGAN   HEAGY    KENNEDY   NELSON   ROONEY   ROBINSON   SISTO   WHALEN
---------                                               --------   -----    -------   ------   ------   --------   -----   ------
  Insured Tax Free Income Fund.........................   1995      1995     1993      1984     1997      1992     1995     1984
  Tax Free High Income Fund............................   1995      1995     1993      1985     1997      1992     1995     1985
  California Insured Tax Free Income Fund..............   1995      1995     1993      1985     1997      1992     1995     1985
  Municipal Income Fund................................   1995      1995     1993      1990     1997      1992     1995     1990
  Intermediate Term Municipal Income Fund..............   1995      1995     1993      1993     1997      1993     1995     1993
  Florida Insured Tax Free Income Fund.................   1995      1995     1994      1994     1997      1994     1995     1994
  New Jersey Tax Free Income Fund......................   1995      1995     1994      1994     1997      1994     1995     1994
  New York Tax Free Income Fund........................   1995      1995     1994      1994     1997      1994     1995     1994



  As of April 4, 1997, no person was known by the Fund to own beneficially or to hold of record as much as 5% of the outstanding Class A Shares, Class B Shares or Class C Shares of the Fund, except as follows:



                                                                AMOUNT OF
                                                              OWNERSHIP AT        CLASS OF       PERCENTAGE
                NAME AND ADDRESS OF HOLDER                    APRIL 4, 1997        SHARES        OWNERSHIP
                --------------------------                    -------------       --------       ----------
PaineWebber...............................................      103,181              A              6.76%
  FBO Antony Von Elbe
  1000 Riviera Isle Dr.
  Fort Lauderdale, FL 33301-2670
Prudential Securities Inc. FBO............................        7,898              C             19.44%
  Mr. John A. Guthlein
  221 NE Plantation Rd.
  Apt. 314
  Stuart, FL 34996-4468
Thomas J. Sheehan III &...................................        7,070              C             17.40%
  Carolyn L Sheehan &
  Thomas J.Sheehan JT Ten
  2136 New Bedford Drive
  Sun City Ctr. FL 33573-6161
Ilene B. Haym.............................................        5,928              C             14.59%
  7021 Galleon Cove Cir.
  Palm Beach Gardens, FL 33418
US Clearing Corp..........................................        5,022              C             12.80%
  FBO 140-29679-11
  26 Broadway
  New York, NY 10004-1798
Prudential Securities Inc. FBO............................        2,730              C              6.72%
  Erna Schnellman
  TTEE Erna
  Schnellman Trust
  UA DTD 04/26/91
  126 East Banyan Dr.
  Fort Myers, FL 33908-3819

                     INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISORY AGREEMENT


  Van Kampen American Capital Investment Advisory Corp. (the "Adviser") The Adviser is the Fund's investment adviser. The Adviser was incorporated as a Delaware corporation in 1982 (and through December 31, 1987 transacted business under the name of American Portfolio Service Inc.).



  The Adviser is a wholly-owned subsidiary of Van Kampen American Capital, Inc. ("VKAC"), which is a wholly-owned subsidiary of VK/AC Holding, Inc. VK/AC Holding, Inc. is a wholly-owned subsidiary of MSAM Holdings II, Inc., which, in turn, is a wholly-owned subsidiary of Morgan Stanley Group Inc. The principal office of the Fund, the Adviser, the Distributor and VKAC is located at One Parkview Plaza, Oakbrook Terrace, Illinois 60181.



  Morgan Stanley Group Inc. and various of its directly or indirectly owned subsidiaries, including Morgan Stanley & Co. Incorporated, a registered broker-dealer and investment adviser, and Morgan Stanley International, are engaged in a wide range of financial services. Their principal businesses include securities underwriting, distribution and trading; merger, acquisition, restructuring and other corporate finance advisory activities; merchant banking; stock brokerage and research services; asset management; trading of futures, options, foreign exchange, commodities and swaps (involving foreign exchange, commodities, indices and interest rates); real estate advice, financing and investing; and global custody, securities clearance services and securities lending.



  On February 5, 1997, Morgan Stanley Group Inc. and Dean Witter, Discover & Co. announced that they had entered into an Agreement and Plan of Merger to form Morgan Stanley, Dean Witter, Discover & Co. Subject to certain conditions being met, it is currently anticipated that the transaction will close in mid-1997. Thereafter, Van Kampen American Capital Asset Management, Inc. will be an indirect subsidiary of Morgan Stanley, Dean Witter, Discover & Co.



  Dean Witter, Discover & Co. is a financial services company with three major businesses; full service brokerage, credit services and asset management.


  The investment advisory agreement between the Adviser and the Fund provides that the Adviser will supply investment research and portfolio management, including the selection of securities for the Fund to purchase. The Adviser also administers the business affairs of the Fund, furnishes offices, necessary facilities and equipment, provides administrative services, and permits its officers and employees to serve without compensation as officers of the Fund and trustees of the Trust if duly elected to such positions.

  The agreement provides that the Adviser shall not be liable for any error of judgment or of law, or for any loss suffered by the Fund in connection with the matters to which the agreement relates, except a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of the Adviser in the performance of its obligations and duties, or by reason of its reckless disregard of its obligations and duties under the agreement.

  The Adviser's activities are subject to the review and supervision of the Board of Trustees of the Trust, of which the Fund is a series, to whom the Adviser renders periodic reports of the Fund's investment activities.

  The agreement will continue in effect from year to year if specifically approved by the Trustees of the Trust, of which the Fund is a separate series (or by the Fund's shareholders), and by the disinterested trustees in compliance with the requirements of the 1940 Act. The agreement may be terminated without penalty upon 60 days' written notice by either party thereto and will automatically terminate in the event of assignment.

  The investment advisory agreement specifies that the Adviser will reimburse the Fund for annual expenses of the Fund which exceed the most stringent limit prescribed by any state in which the Fund's shares are offered for sale. Currently, the most stringent limit in any state would require such reimbursement to the extent that aggregate operating expenses of the Fund (excluding interest, taxes and other expenses which may be excludable under applicable state law) exceed in any fiscal year 2 1/2% of the average annual net assets of the Fund up to $30 million, 2% of the average annual net assets of the Fund of the next $70 million, and 1 1/2% of the remaining average annual net assets of the Fund. In addition to making any required reimbursements, the

Adviser may in its discretion, but is not obligated to, waive all or any portion of its fee or assume all or any portion of the expenses of the Fund.


  For the years ended December 31, 1996, 1995 and 1994, the Fund paid advisory expenses of $0, $0 and $0, respectively.


OTHER AGREEMENTS


  ACCOUNTING SERVICES AGREEMENT. The Fund has also entered into an accounting services agreement pursuant to which the Adviser provides accounting services supplementary to those provided by the Custodian. Such services are expected to enable the Fund to more closely monitor and maintain its accounts and records. The Fund shares together with the other Van Kampen American Capital mutual funds in the cost of providing such services, with 25% of such costs shared proportionately based on the respective number of classes of securities issued per fund and the remaining 75% of such cost based proportionally on their respective net assets per fund.



  For the years ended December 31, 1996, 1995 and 1994 the Fund paid expenses of approximately $0, $0 and $942, respectively, representing the Adviser's cost of providing accounting services.



  LEGAL SERVICES AGREEMENT. The Fund and each of the other Van Kampen American Capital funds advised by the Adviser and distributed by the Distributor have entered into Legal Services Agreements pursuant to which Van Kampen American Capital provides legal services, including without limitation: accurate maintenance of the fund's minute books and records, preparation and oversight of the fund's regulatory reports, and other information provided to shareholders, as well as responding to day-to-day legal issues on behalf of the funds. Payment by the Fund for such services is made on a cost basis for the salary and salary related benefits, including but not limited to bonuses, group insurances and other regular wages for the employment of personnel, as well as overhead and the expenses related to the office space and the equipment necessary to render the legal services. Other funds distributed by the Distributor also receive legal services from Van Kampen American Capital. Of the total costs for legal services provided to funds distributed by the Distributor, one half of such costs are allocated equally to each fund and the remaining one half of such costs are allocated to specific funds based on monthly time records.



  For the years ended December 31, 1996, 1995 and 1994 the Fund paid expenses of approximately $0, $0 and $0, respectively, representing Van Kampen American Capital's cost of providing legal services.



                     CUSTODIAN AND INDEPENDENT ACCOUNTANTS


  State Street Bank and Trust Company, 225 Franklin Street, P.O. Box 1713, Boston, MA 02105-1713, is the custodian of the Fund and has custody of all securities and cash of the Fund. The custodian, among other things, attends to the collection of principal and income, and payment for and collection of proceeds of securities bought and sold by the Fund.


  The independent accountants for the Fund are KPMG Peat Marwick LLP, Chicago, Illinois. The selection of independent accountants will be subject to ratification by the shareholders of the Fund at any annual meeting of shareholders.


                PORTFOLIO TRANSACTIONS AND BROKERAGE ALLOCATION

  The Adviser will place orders for portfolio transactions for the Fund with broker-dealer firms giving consideration to the quality, quantity and nature of each firm's professional services. These services include execution, clearance procedures, wire service quotations and statistical and other research information provided to the Fund, or the Adviser, including quotations necessary to determine the value of the Fund's net assets. Any research benefits derived are available for all clients of the Adviser. Since statistical and other research information is only supplementary to the research efforts of the Adviser to the Fund and still must be analyzed and reviewed by its staff, the receipt of research information is not expected to materially reduce its expenses. In selecting among the firms believed to meet the criteria for handling a particular transaction, the Fund's Adviser may take into consideration that certain firms have sold or are selling shares of the Fund and that certain firms provide market, statistical or other research information to the Fund and the Adviser, and may select firms that are affiliated with the Fund, the Adviser, or its distributor and other principal underwriters.

  If it is believed to be in the best interests of the Fund, the Adviser may place portfolio transactions with brokers who provide the types of service described above, even if it means the Fund will have to pay a higher commission (or, if the broker's profit is part of the cost of the security, will have to pay a higher price for the security), than would be the case if no weight were given to the broker's furnishing of those research services. This will be done, however, only if, in the opinion of the Fund's Adviser, the amount of additional commission or increased cost is reasonable in relation to the value of such services.

  In selecting among the firms believed to meet the criteria for handling a particular transaction, the Adviser may take into consideration that certain firms (i) provide market, statistical or other research information such as that set forth to the Fund and the Adviser, (ii) have sold or are selling shares of the Fund and (iii) may select firms that are affiliated with the Fund, its investment adviser or its distributor or other principal underwriters. If purchases or sales of securities of the Fund and of one or more other investment companies or clients supervised by the Adviser are considered at or about the same time, transactions in such securities will be allocated among the several investment companies and clients in a manner deemed equitable to all by the Adviser, taking into account the respective sizes of the Fund and other investment companies and clients and the amount of securities to be purchased or sold. Although it is possible that in some cases this procedure could have a detrimental effect on the price or volume of the security as far as the Fund is concerned, it is also possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to the Fund.

  While the Adviser will be primarily responsible for the placement of the Fund's business, the policies and practices in this regard must be consistent with the foregoing and will at all times be subject to review by the trustees of the Trust, of which the Fund is a separate series.

  The trustees have adopted certain policies incorporating the standards of Rule 17e-1 issued by the SEC under the 1940 Act which requires that the commissions paid to the Distributor and other affiliates of the Fund must be reasonable and fair compared to the commissions, fees or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities during a comparable period of time. The rule and procedures also contain review requirements and require the Adviser to furnish reports to the trustees and to maintain records in connection with such reviews. After consideration of all factors deemed relevant, the Trustees will consider from time to time whether the advisory fee for the Fund will be reduced by all or a portion of the brokerage commission given to affiliated brokers.

  State securities laws may differ from the interpretations of federal law expressed herein, and banks and financial institutions may be required to register as dealers pursuant to state law.

                             TAX STATUS OF THE FUND


  The Trust and any of its series, including the Fund, will be treated as separate corporations for federal income tax purposes. The Fund intends to qualify each year and to elect to be treated as a regulated investment company under the Code. If the Fund so qualifies and distributes each year to its shareholders at least 90% of its net investment income (including tax-exempt interest, taxable income and net short-term capital gain, but not net capital gains, which are the excess of long-term capital gains over net short-term capital losses) in each year, it will not be required to pay federal income taxes on any income distributed to shareholders. The Fund intends to distribute at least the minimum amount of net investment income necessary to satisfy the 90% distribution requirement. The Fund will not be subject to federal income tax on any net capital gains distributed to shareholders.



  The table below illustrates approximate equivalent taxable and tax-free yields at the 1997 federal individual income tax rates in effect on the date of this Statement of Additional Information, including the 36% and 39.6% rates enacted in August 1993 as part of the Revenue Reconciliation Act of 1993.

  The table shows, for example, that a couple with a taxable income of $90,000, or a single individual with a taxable income of $55,000, whose investments earn a 6% tax-free yield, would have to earn approximately an 8.3% taxable yield at current federal income tax rates to receive the same benefit.

  The State of Florida imposes no income tax on individuals; accordingly, the table reflects only the exemption from Federal income taxes. The table does not reflect the exemption of shares of the Fund from the State's intangible tax; accordingly, Florida residents subject to such tax would need a somewhat higher taxable return than those shown to equal the tax-exempt return of the Florida Fund.


                    1997 FEDERAL TAXABLE VS. TAX-FREE YIELDS



                                                               TAXABLE EQUIVALENT ESTIMATED CURRENT RETURN
    SINGLE             JOINT          TAX     ------------------------------------------------------------------------------
    RETURN            RETURN        BRACKET   3.0%   3.5%   4.0%   4.5%   5.0%   5.5%   6.0%   6.5%    7.0%    7.5%    8.0%
---------------   ---------------   -------   ----   ----   ----   ----   ----   ----   ----   -----   -----   -----   -----
$      0-24,650   $      0-41,200    15.00%   3.53%  4.12%  4.71%  5.29%  5.88%  6.47%  7.06%   7.65%   8.24%   8.82%   9.41%
  24,651-59,750     41,201-99,600    28.00%   4.17   4.86   5.56   6.25   6.94   7.64   8.33    9.03    9.72   10.42   11.11
 59,751-124,650    99,601-151,750    31.00%   4.35   5.07   5.80   6.52   7.25   7.97   8.70    9.42   10.14   10.87   11.59
124,651-271,050   151,751-271,050    36.00%   4.69   5.47   6.25   7.03   7.81   8.59   9.38   10.16   10.94   11.72   12.50
   Over 271,050      Over 271,050    39.60%   4.97   5.79   6.62   7.45   8.28   9.11   9.93   10.76   11.59   12.42   13.25


                                THE DISTRIBUTOR


  The Distributor offers one of the industry's broadest lines of investments -- encompassing mutual funds, closed-end funds and unit investment trusts -- and is currently the nation's 5th largest broker-sold mutual fund group according to Strategic Insight, July 1995. VKAC manages or supervises more than $57 billion in mutual funds, closed-end funds and unit investment trusts -- assets which have been entrusted to VKAC in more than 2 million investor accounts. VKAC has one of the largest research teams (outside of the rating agencies) in the country, with more than 80 analysts devoted to various specializations. Each of our high yield analysts, based either in San Francisco, Chicago, Houston or Boston, has the responsibility to cover a specific region of the country. This regional focus enables each high yield analyst to provide more specialized coverage of the market and alert the portfolio manager to issues of local importance.



  Shares of the Fund are offered continuously through Van Kampen American Capital Distributors, Inc., One Parkview Plaza, Oakbrook Terrace, Illinois 60181. Van Kampen American Capital Distributors, Inc. is a wholly-owned subsidiary of Van Kampen American Capital, Inc. ("VKAC") which is a wholly-owned subsidiary of VK/AC Holding, Inc. VK/AC Holding, Inc. is a wholly-owned subsidiary of MSAM Holdings II, Inc. which, in turn, is a wholly-owned subsidiary of Morgan Stanley Group Inc. The principal office of the Fund, the Adviser, the Distributor and VKAC is located at One Parkview Plaza, Oakbrook Terrace, Illinois 60181.



  Morgan Stanley Group Inc. and various of its directly or indirectly owned subsidiaries, including Morgan Stanley & Co. Incorporated, a registered broker-dealer and investment adviser, and Morgan Stanley International, are engaged in a wide range of financial services. Their principal businesses include securities underwriting, distribution and trading; merger, acquisition, restructuring and other corporate finance advisory activities; merchant banking; stock brokerage and research services; asset management; trading of futures, options, foreign exchange, commodities and swaps (involving foreign exchange, commodities, indices and interest rates); real estate advice, financing and investing; and global custody, securities clearance services and securities lending.



  On February 5, 1997, Morgan Stanley Group Inc. and Dean Witter, Discover & Co. announced that they had entered into an Agreement and Plan of Merger to form Morgan Stanley, Dean Witter, Discover & Co. Subject to certain conditions being met, it is currently anticipated that the transaction will close in mid-1997. Thereafter, Van Kampen American Capital Asset Management, Inc. will be an indirect subsidiary of Morgan Stanley, Dean Witter, Discover & Co.



  Dean Witter, Discover & Co. is a financial services company with three major businesses; full service brokerage, credit services and asset management.



  Pursuant to a distribution agreement, the Distributor will purchase shares of the Fund for resale to the public, either directly or through securities dealers, and is obligated to purchase only those shares for which it has received purchase orders. A discussion of how to purchase and redeem the Fund's shares and how the Fund's shares are priced is contained in the Prospectus.


                         DISTRIBUTION AND SERVICE PLANS


  The Fund has adopted a distribution plan (the "Distribution Plan") with respect to each class of its shares pursuant to Rule 12b-1 under the 1940 Act. The Fund also has adopted a service plan (the "Service Plan") with respect to each class of shares. The Distribution Plan and Service Plan sometimes are referred to herein collectively as the "Plans". The Plans provide that the Fund may spend a portion of the Fund's average daily net assets attributable to each class of shares in connection with distribution of the respective class of shares and in connection with the provision of ongoing services to shareholders of such class, respectively. The Plans are being implemented through an agreement (the "Distribution and Service Agreement") with the Distributor, and sub-agreements between the Distributor and members of the NASD acting as securities dealers and NASD members or eligible non-members acting as brokers or agents and similar agreements between the Fund and financial intermediaries acting as brokers (collectively, "Selling Agreements") that may provide for their customers or clients certain services or assistance, which may include, but not be limited to, processing purchase and redemption transactions, establishing and maintaining shareholder accounts regarding the Fund, and such other services as may be agreed to from time to time and as may be permitted by applicable statute, rule or regulation. Brokers, dealers and financial intermediaries that have entered into sub-agreements with the Distributor and sell shares of the Fund are referred to herein as "financial intermediaries."

  The Distributor must submit quarterly reports to the Board of Trustees of the Trust, of which the Fund is a series, setting forth separately by class of shares all amounts paid under the Plans and the purposes for which such expenditures were made, together with such other information as from time to time is reasonably requested by the Trustees. The Plans provide that they will continue in full force and effect from year to year so long as such continuance is specifically approved by a vote of the Trustees, and also by a vote of the disinterested Trustees, cast in person at a meeting called for the purpose of voting on the Plans. Each of the Plans may not be amended to increase materially the amount to be spent for the services described therein with respect to either class of shares without approval by a vote of a majority of the outstanding voting shares of such class, and all material amendments to either of the Plans must be approved by the Trustees and also by the disinterested Trustees. Each of the Plans may be terminated with respect to either class of shares at any time by a vote of a majority of the disinterested Trustees or by a vote of a majority of the outstanding voting shares of such class.


  For the fiscal year ended December 31, 1996, the Fund's aggregate expenses under the Plans for Class A shares were $24,246 or 0.15% of the Class A shares' average net assets. Such expenses were paid to reimburse the Distributor for payments made to financial intermediaries for servicing Fund shareholders and for administering the Plans. For the fiscal year ended December 31, 1996, the Fund's aggregate expenses under the Plans for Class B shares were $155,764 or 0.90% of the Class B shares' average net assets. Such expenses were paid to reimburse the Distributor for the following payments: $129,984 for commissions and transaction fees paid to financial intermediaries in respect of sales of Class B shares of the Fund and $25,780 for fees paid to financial intermediaries for servicing Class B shareholders and administering the Plans. For the fiscal year ended December 31, 1996, the Fund's aggregate expenses under the Plans for Class C shares were $3,546 or 0.91% of the Class C shares' average net assets. Such expenses were paid to reimburse the Distributor for the following payments:
$2,913 for commissions and transaction fees paid to financial intermediaries in respect of sales of Class C shares of the Fund and $633 for fees paid to financial intermediaries for servicing Class C shareholders and administering the Plans.


                                 LEGAL COUNSEL


  Counsel to the Fund are Skadden, Arps, Slate, Meagher & Flom (Illinois) and Squire, Sanders & Dempsey L.L.P. of Jacksonville, Florida.

                            PERFORMANCE INFORMATION

  From time to time marketing materials may provide a portfolio manager update, an adviser update or discuss general economic conditions and outlooks. The Fund's marketing materials may also show the Fund's asset class diversification, top five sectors, ten largest holdings and other Fund asset structures, such as duration, maturity, coupon, NAV, rating breakdown, AMT exposure and number of issues in the portfolio. Materials may also mention how Van Kampen American Capital believes the Fund compares relative to other Van Kampen American Capital funds. Materials may also discuss the Dalbar Financial Services study from 1984 to 1994 which studied investor cash flow into and out of all types of mutual funds. The ten year study found that investors who bought mutual fund shares and held such shares outperformed investors who bought and sold. The Dalbar study conclusions were consistent regardless of if shareholders purchased their funds in direct or sales force distribution channels. The study showed that investors working with a professional representative have tended over time to earn higher returns than those who invested directly. The Fund will also be marketed on the Internet.

  The Fund's yield quotation is determined on a monthly basis with respect to the immediately preceding 30 day period, and yield is computed by dividing the Fund's net investment income per share of a given class earned during such period by the Fund's maximum offering price (including, with respect to the Class A Shares, the maximum initial sales charge) per share of such class on the last day of such period. The Fund's net investment income per share is determined by taking the interest attributable to a given class of shares earned by the Fund during the period, subtracting the expenses attributable to a given class of shares accrued for the period (net of any reimbursements), and dividing the result by the average daily number of the shares of each class outstanding during the period that were entitled to receive dividends. The yield calculation formula assumes net investment income is earned and reinvested at a constant rate and annualized at the end of a six month period. Yield will be computed separately for each class of shares. Class B Shares redeemed during the first seven years after their issuance and Class C Shares redeemed during the first year after their issuance may be subject to a contingent deferred sales charge in a maximum amount equal to 4.00% and 1.00%, respectively, of the lesser of the then current net asset value of the shares redeemed or their initial purchase price from the Fund. Yield quotations do not reflect the imposition of a contingent deferred sales charge, and if any such contingent deferred sales charge imposed at the time of redemption were reflected, it would reduce the performance quoted.

  Tax-equivalent yield demonstrates the taxable yield required to produce an after-tax yield equivalent to that of the Fund's yield. The Fund's tax-equivalent yield quotation for a 30 day period as described above is computed by dividing that portion of the yield of the Fund (as computed above) which is tax-exempt by a percentage equal to 100% minus a stated percentage income tax rate and adding the result to that portion of the Fund's yield, if any, that is not tax-exempt.

  The Fund calculates average compounded total return by determining the redemption value (less any applicable contingent deferred sales charge) at the end of specified periods (after adding back all dividends and other distributions made during the period) of a $1,000 investment in a given class of shares of the Fund (less the maximum sales charge, if any) at the beginning of the period, annualizing the increase or decrease over the specified period with respect to such initial investment and expressing the result as a percentage. Average compounded total return will be computed separately for each class of shares.

  Total return figures utilized by the Fund are based on historical performance and are not intended to indicate future performance. Total return and net asset value per share of a given class can be expected to fluctuate over time, and accordingly upon redemption a shareholder's shares may be worth more or less than their original cost.

  The Fund may, in supplemental sales literature, advertise non-standardized total return figures representing the cumulative, non-annualized total return of each class of shares of the Fund from a given date to a subsequent given date. Cumulative non-standardized total return is calculated by measuring the value of an initial investment in a given class of shares of the Fund at a given time, deducting the maximum initial sales charge, if any, determining the value of all subsequent reinvested distributions, and dividing the net change in the value of the investment as of the end of the period by the amount of the initial investment and expressing the result as a percentage. Non-standardized total return will be calculated separately for each class of shares.

Non-standardized total return calculations do not reflect the imposition of a contingent deferred sales charge, and if any such contingent deferred sales charge with respect to the CDSC imposed at the time of redemption were reflected, it would reduce the performance quoted.

CLASS A SHARES


  The average annualized total return, including payment of the sales charge, with respect to the Class A Shares for (i) the one year period ended December 31, 1996 was (.60%) and (ii) the approximately two year, five month period from July 29, 1994 (the commencement of investment operations of the Fund) through December 31, 1996 was 5.52%.



  The Fund's yield with respect to the Class A Shares for the 30 day period ending December 30, 1996 (calculated in the manner described in the Prospectus under the heading "Fund Performance") was 4.82%. The tax-equivalent yield with respect to the Class A Shares for the 30 day period ending December 30, 1996 (calculated in the manner described in the Prospectus under the heading "Fund Performance" and assuming a 36% tax rate) was 7.53%. The Fund's current distribution rate with respect to the Class A Shares for the month ending December 31, 1996 (calculated in the manner described in the Prospectus under the heading "Fund Performance") was 4.90%.



  The Class A Shares cumulative non-standardized total return, including payment of the maximum sales charge, with respect to the Class A Shares from its inception to December 31, 1996 (as calculated in the manner described in the Prospectus under the heading "Fund Performance") was 13.93%.



  The Fund's cumulative non-standardized total return, excluding payment of the maximum sales charge, with respect to the Class A Shares from its inception to December 31, 1996 was 19.59%.


CLASS B SHARES


  The average annualized total return, including payment of the CDSC, with respect to the Class B Shares for (i) the one year period ended December 31, 1996 was (.39%) and (ii) the approximately two year, five month period of July 29, 1994 (commencement of investment operations of the Fund) through December 31, 1996 was 5.54%.



  The Fund's yield with respect to the Class B Shares for the 30 day period ending December 30, 1996 (calculated in the manner described in the Prospectus under the heading "Fund Performance") was 4.30%. The tax-equivalent yield with respect to the Class B Shares for the 30 day period ending December 30, 1995 (calculated in the manner described in the Prospectus under the heading "Fund Performance" and assuming a 36% tax rate) was 6.72%. The Fund's current distribution rate with respect to the Class B Shares for the month ending December 31, 1996 (calculated in the manner described in the Prospectus under the heading "Fund Performance") was 4.38%.



  The Fund's cumulative non-standardized total return, including payment of the CDSC, with respect to the Class B Shares from its inception to December 31, 1996 (as calculated in the manner described in the Prospectus under the heading "Fund Performance") was 14.00%.



  The Fund's cumulative non-standardized total return, excluding payment of the CDSC, with respect to the Class B Shares from its inception to December 31, 1996 was 17.50%.


CLASS C SHARES


  The average annualized total return, including payment of the CDSC, with respect to the Class C Shares for (i) the one year period ended December 31, 1996 was 2.66% and (ii) the approximately two year, five month period from July 29, 1994 (the commencement of investment operations of the Fund) through December 31, 1996 was 6.92%.

  The Fund's yield with respect to the Class C Shares for the 30 day period ending December 30, 1996 (calculated in the manner described in the Prospectus under the heading "Fund Performance") was 4.30%. The tax-equivalent yield with respect to the Class C shares for the 30 day period ending December 30, 1996 (calculated in the manner described in the Prospectus under the heading "Fund Performance" and assuming a 36% tax rate) was 6.72%. The Fund's current distribution rate with respect to the Class C Shares for the month ending December 31, 1996 (calculated in the manner described in the Prospectus under the heading "Fund Performance") was 4.38%.



  The Fund's cumulative non-standardized total return, including payment of the CDSC, with respect to the Class C Shares from its inception to December 31, 1996 (as calculated in the manner described in the Prospectus under the heading "Fund Performance") was 17.66%.



  The Fund's cumulative non-standardized total return, excluding payment of the CDSC, with respect to the Class C Shares from its inception to December 31, 1996 was 17.66%.

                       REPORT OF INDEPENDENT ACCOUNTANTS

The Board of Trustees and Shareholders of
Van Kampen American Capital Florida Insured Tax Free Income Fund:

We have audited the accompanying statement of assets and liabilities of Van Kampen American Capital Florida Insured Tax Free Income Fund (the "Fund"), including the portfolio of investments, as of December 31, 1996, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Van Kampen American Capital Florida Insured Tax Free Income Fund as of December 31, 1996, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles.

                                                           KPMG Peat Marwick LLP
Chicago, Illinois
February 12, 1997

                            PORTFOLIO OF INVESTMENTS
                               December 31, 1996
--------------------------------------------------------------------------------

 Par
Amount
(000)                       Description                     Coupon   Maturity  Market Value
-------------------------------------------------------------------------------------------
         MUNICIPAL BONDS
         FLORIDA  89.7%
$1,500   Altamonte Springs, FL Hlth Fac Auth Hosp Rev
         Adventist Hlth Sunbelt Ser B (AMBAC Insd)........   5.375%  11/15/23  $ 1,430,280
   470   Brevard Cnty, FL Hsg Fin Auth Single Family Mtg
         Rev (GNMA Collateralized)........................   6.650   09/01/21      485,007
   650   Brevard Cnty, FL Sales Tax Rev (MBIA Insd).......   5.750   12/01/13      663,826
 1,000   Brevard Cnty, FL Sch Brd Ctfs Ser A (AMBAC
         Insd)............................................   5.400   07/01/12    1,012,280
   500   Citrus Cnty, FL Hosp Brd Rev Citrus Mem Hosp Ser
         A Rfdg (FSA Insd)................................   6.500   08/15/12      542,750
 1,650   Coral Springs, FL Franchise Rev Rfdg (AMBAC Insd)
         (b)..............................................   5.375   09/01/17    1,621,587
   980   Dade Cnty, FL Sch Brd Ctfs Partn Ser A (MBIA
         Insd)............................................   5.750   05/01/08    1,021,905
   500   Dade Cnty, FL Sch Brd Ctfs Partn Ser A (MBIA
         Insd)............................................   6.000   05/01/14      520,535
   900   Daytona Beach, FL Wtr & Swr Rev Rfdg (AMBAC
         Insd)............................................   5.750   11/15/10      926,019
 1,000   Florida St Dept of Tran Right of Way Acquisition
         & Brdg...........................................   5.500   07/01/21      987,410
   500   Hillsborough Cnty, FL Hosp Auth Hosp Rev Tampa
         Genl Hosp Proj Rfdg (FSA Insd)...................   6.375   10/01/13      531,625
   750   Hillsborough Cnty, FL Indl Dev Auth Pollutn Ctl
         Rev Tampa Elec Co Proj Rfdg (MBIA Insd)..........   6.250   12/01/34      803,468
 1,300   Indian River Cnty, FL Hosp Rev Rfdg (FSA Insd)...   5.700   10/01/15    1,318,902
 1,000   Indian River Cnty, FL Hosp Rev Rfdg (FSA Insd)
         (b)..............................................   6.100   10/01/18    1,031,940
 1,000   Jacksonville, FL Elec Auth Rev Saint John's Pwr-2
         Ser 7 Rfdg (MBIA Insd)...........................   5.500   10/01/14    1,000,740
   700   Jacksonville, FL Hlth Fac Auth Hosp Rev Baptist
         Med Cent Proj Ser A Rfdg (MBIA Insd).............   7.300   06/01/19      756,021
 1,000   Jacksonville, FL Wtr & Swr Rev United Wtr Proj
         (AMBAC Insd).....................................   6.350   08/01/25    1,062,090
 2,125   Lakeland, FL Hosp Sys Rev Lakeland Regl Med Cent
         Proj Rfdg (MBIA Insd)............................   5.250   11/15/25    2,023,382
 1,000   Lee Cnty, FL Hsg Fin Auth Single Family
         Multi-Cnty Pgm Ser A.............................   7.450   09/01/27    1,110,120
   990   Manatee Cnty, FL Hsg Fin Auth Mtg Rev (GNMA
         Collateralized)..................................   6.875   11/01/26    1,057,518
 1,000   Manatee Cnty, FL Pub Utils Rev Ser A1 Rfdg (MBIA
         Insd)............................................   5.000   10/01/13      950,370
   890   Martin Cnty, FL Cons Util Sys Rev Rfdg & Impt
         (FGIC Insd)......................................   5.750   10/01/08      939,884
   750   Martin Cnty, FL Indl Dev Auth Indl Dev Rev
         Indiantown Cogeneration Proj A Rfdg..............   7.875   12/15/25      861,697
   545   Melbourne, FL Arpt Rev Rfdg (MBIA Insd)..........   6.250   10/01/18      580,485
   500   Miramar, FL Wastewtr Impt Assmt Rev (FGIC
         Insd)............................................   6.750   10/01/25      559,520
 2,680   Naples, FL Hosp Rev Naples Cmny Hosp Inc (MBIA
         Insd)............................................   5.500   10/01/26    2,639,237
   250   Orange Cnty, FL Hlth Fac Auth Rev Pooled Hosp Ln
         Ser B Rfdg (BIGI Insd)...........................   7.875   12/01/25      258,528

                                               See Notes to Financial Statements

                               DECEMBER 31, 1996

--------------------------------------------------------------------------------

    Par
   Amount
   (000)                    Description                             Coupon   Maturity  Market Value
---------------------------------------------------------------------------------------------------
         FLORIDA (CONTINUED)
$        1,000   Orange Cnty, FL Hsg Fin Auth Single Family Mtg
                 Rev (GNMA Collateralized) (c)....................   6.550%  10/01/21  $ 1,036,110
           900   Orange Cnty, FL Tourist Dev Tax Rev Ser B (AMBAC
                 Insd)............................................   6.500   10/01/19      985,653
         1,000   Osceola Cnty, FL Sch Brd Ctfs Partn Ser A (AMBAC
                 Insd)............................................   5.500   06/01/19      986,640
         1,800   Palm Beach Cnty, FL Hlth Fac Retirement Cmnty
                 Acts Oblig Group.................................   5.625   11/15/20    1,767,402
           750   Palm Beach Cnty, FL Sch Brd Ctfs Partn Ser A
                 (AMBAC Insd).....................................   6.375   08/01/15      802,050
         1,000   Polk Cnty, FL Indl Dev Auth Tampa Elec Co Proj...   5.850   12/01/30      997,740
         1,000   Santa Rosa Bay Bridge Auth FL Rev................   6.250   07/01/28      989,810
           750   Sarasota Cnty, FL Util Sys Rev (Prerefunded @
                 10/01/04) (FGIC Insd)............................   6.500   10/01/14      852,758
         1,000   Tampa, FL Rev Allegany Hlth Sys Saint Mary's
                 (MBIA Insd) (c)..................................   5.125   12/01/23      921,940
           500   Volusia Cnty, FL Hlth Fac Auth Rev Hosp Fac Mem
                 Hlth Rfdg & Impt (AMBAC Insd)....................   5.750   11/15/13      511,490
         1,000   Volusia Cnty, FL Hlth Fac Auth Rev John Knox
                 Hlthcare Rfdg (Asset Gty Insd) (c)...............   6.000   06/01/17    1,011,480
                                                                                       -----------
                                                                                        37,560,199
                                                                                       -----------
                 PUERTO RICO  3.3%
           670   Puerto Rico Comwlth Hwy & Tran Auth Hwy Rev Ser V
                 Rfdg.............................................   6.625   07/01/12      722,910
           650   Puerto Rico Pub Bldgs Auth Gtd Pub Edl & Hlth Fac
                 Ser M Rfdg (FSA Insd)............................   5.750   07/01/15      660,692
                                                                                       -----------
                                                                                         1,383,602
                                                                                       -----------
        TOTAL LONG-TERM INVESTMENTS  93.0%
          (Cost $37,484,793) (a).....................................................   38,943,801
                                                                                       -----------
        SHORT-TERM INVESTMENTS AT AMORTIZED COST  9.4%
        Palm Beach Cnty, FL Wtr & Swr Rev ($645,000 par, coupon 5.00%, maturing
        01/02/97)....................................................................      645,000
        Pinellas Cnty, FL Hlth Fac Dates Pooled Hosp Ln Pgm Rfdg ($3,300,000 par,
        coupon 4.80%, maturing 01/02/97).............................................    3,300,000
                                                                                       -----------
        TOTAL SHORT-TERM INVESTMENTS AT AMORTIZED COST...............................    3,945,000
        LIABILITIES IN EXCESS OF OTHER ASSETS  (2.4%)................................   (1,011,662)
                                                                                       -----------
        NET ASSETS  100.0%...........................................................  $41,877,139
                                                                                       ===========

(a) At December 31, 1996 for federal income tax purposes, cost is $37,484,793; the aggregate gross unrealized appreciation is $1,544,304 and the aggregate gross unrealized depreciation is $85,296, resulting in net unrealized appreciation of $1,459,008.

(b) Securities purchased on a when issued or delayed delivery basis.

(c) Assets segregated as collateral for when issued or delayed delivery purchase commitments.

                                               See Notes to Financial Statements

                      STATEMENT OF ASSETS AND LIABILITIES

                               December 31, 1996
--------------------------------------------------------------------------------

ASSETS:
Long-Term Investments, at Market Value (Cost $37,484,793)
  (Note 1)..................................................  $38,943,801
Short-Term Investments (Note 1).............................    3,945,000
Cash........................................................    3,030,224
Receivables:
  Interest..................................................      477,837
  Fund Shares Sold..........................................      155,424
Unamortized Organizational Expenses (Note 1)................       61,707
                                                              -------------
      Total Assets..........................................   46,613,993
                                                              -------------
LIABILITIES:
Payables:
  Securities Purchased......................................    4,474,939
  Income Distributions......................................       83,140
  Organizational Expenses (Note 1)..........................       50,430
  Distributor and Affiliates (Notes 2 and 6)................       31,569
  Fund Shares Repurchased...................................       26,089
Deferred Compensation and Retirement Plans (Note 2).........       37,415
Accrued Expenses............................................       33,272
                                                              -------------
      Total Liabilities.....................................    4,736,854
                                                              -------------
NET ASSETS..................................................  $41,877,139
                                                              =============
NET ASSETS CONSIST OF:
Capital (Note 3)............................................  $40,369,602
Net Unrealized Appreciation on Securities...................    1,459,008
Accumulated Net Realized Gain on Securities.................       27,558
Accumulated Undistributed Net Investment Income.............       20,971
                                                              -------------
NET ASSETS..................................................  $41,877,139
                                                              =============
MAXIMUM OFFERING PRICE PER SHARE:
  Class A Shares:
    Net asset value and redemption price per share (Based on
      net assets of $22,155,203 and 1,471,084 shares of
      beneficial interest issued and outstanding)...........  $     15.06
    Maximum sales charge (4.75%* of offering price).........          .75
                                                              -------------
    Maximum offering price to public........................  $     15.81
                                                              =============
  Class B Shares:
    Net asset value and offering price per share (Based on
      net assets of $18,872,726 and 1,252,795 shares of
      beneficial interest issued and outstanding)...........  $     15.06
                                                              =============
  Class C Shares:
    Net asset value and offering price per share (Based on
      net assets of $849,210 and
      56,311 shares of beneficial interest issued and
      outstanding)..........................................  $     15.08
                                                              =============

*On sales of $100,000 or more, the sales charge will be reduced.

                                               See Notes to Financial Statements

                            STATEMENT OF OPERATIONS

                      For the Year Ended December 31, 1996
--------------------------------------------------------------------------------

INVESTMENT INCOME:
Interest....................................................  $1,916,154
                                                              ------------
EXPENSES:
Distribution (12b-1) and Service Fees (Attributed to Classes
  A, B and C of $41,541, $173,312 and $3,893, respectively)
  (Note 6)..................................................     218,746
Investment Advisory Fee (Note 2)............................     171,268
Custody.....................................................      60,971
Printing....................................................      47,031
Trustees Fees and Expenses (Note 2).........................      32,630
Amortization of Organizational Expenses (Note 1)............      24,054
Registration and Filing Fees................................      21,163
Auditing....................................................      20,130
Shareholder Services (Note 2)...............................      14,195
Legal (Note 2)..............................................       9,150
Other.......................................................      15,943
                                                              ------------
  Total Expenses............................................     635,281
  Less Fees Waived and Expenses Reimbursed ($171,268 and
    $235,222, respectively) (Note 2)........................     406,490
                                                              ------------
    Net Expenses............................................     228,791
                                                              ------------
NET INVESTMENT INCOME.......................................  $1,687,363
                                                              ============
REALIZED AND UNREALIZED GAIN/LOSS ON SECURITIES:
Realized Gain/Loss on Securities:
  Investments...............................................  $  300,120
  Options...................................................     (51,007)
  Futures...................................................      38,401
                                                              ------------
Net Realized Gain on Securities.............................     287,514
                                                              ------------
Unrealized Appreciation/Depreciation on Securities:
  Beginning of the Period...................................   2,006,673
  End of the Period:
    Investments.............................................   1,459,008
                                                              ------------
Net Unrealized Depreciation on Securities During the
  Period....................................................    (547,665)
                                                              ------------
NET REALIZED AND UNREALIZED LOSS ON SECURITIES..............  $ (260,151)
                                                              ============
NET INCREASE IN NET ASSETS FROM OPERATIONS..................  $1,427,212
                                                              ============

                                               See Notes to Financial Statements

                       STATEMENT OF CHANGES IN NET ASSETS

                 For the Years Ended December 31, 1996 and 1995
--------------------------------------------------------------------------------

                                                             Year Ended          Year Ended
                                                      December 31, 1996   December 31, 1995
-------------------------------------------------------------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income................................       $ 1,687,363         $ 1,201,714
Net Realized Gain/Loss on Securities.................           287,514            (144,567)
Net Unrealized Appreciation/Depreciation on
  Securities
  During the Period..................................          (547,665)          2,450,275
                                                            -----------         -----------
Change in Net Assets from Operations.................         1,427,212           3,507,422
                                                            -----------         -----------
Distributions from Net Investment Income.............        (1,654,415)         (1,204,444)
Distributions in Excess of Net Investment Income
  (Note 1)...........................................               -0-             (11,977)
                                                            -----------         -----------
Distributions from and in Excess of Net Investment
  Income*............................................        (1,654,415)         (1,216,421)
                                                            -----------         -----------
NET CHANGE IN NET ASSETS FROM INVESTMENT
  ACTIVITIES.........................................          (227,203)          2,291,001
                                                            -----------         -----------
FROM CAPITAL TRANSACTIONS (NOTE 3):
Proceeds from Shares Sold............................        16,047,069          17,861,887
Net Asset Value of Shares Issued Through Dividend
  Reinvestment.......................................           701,942             447,813
Cost of Shares Repurchased...........................        (8,255,409)         (6,892,964)
                                                            -----------         -----------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS...         8,493,602          11,416,736
                                                            -----------         -----------
TOTAL INCREASE IN NET ASSETS.........................         8,266,399          13,707,737
NET ASSETS:
Beginning of the Period..............................        33,610,740          19,903,003
                                                            -----------         -----------
End of the Period (Including accumulated
  undistributed net investment income of $20,971 and
  $(11,977), respectively)...........................       $41,877,139         $33,610,740
                                                            ===========         ===========

                                           Year Ended          Year Ended
*Distributions by Class             December 31, 1996   December 31, 1995
-------------------------------------------------------------------------
Distributions from and in Excess of
  Net Investment Income:
Class A Shares.....................        $ (868,212)         $ (578,890)
Class B Shares.....................          (768,924)           (634,695)
Class C Shares.....................           (17,279)             (2,836)
                                          -----------         -----------
                                          $(1,654,415)        $(1,216,421)
                                          ===========         ============

                                               See Notes to Financial Statements

                              FINANCIAL HIGHLIGHTS

       The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.
--------------------------------------------------------------------------------

                                                                              July 29, 1994
                                                                              (Commencement
                                                                              of Investment
                                         Year Ended          Year Ended      Operations) to
         Class A Shares           December 31, 1996   December 31, 1995   December 31, 1994
-------------------------------------------------------------------------------------------
Net Asset Value, Beginning of the
  Period.........................           $15.203             $13.796             $14.300
                                            -------             -------             -------
  Net Investment Income..........              .784                .789                .291
  Net Realized and Unrealized
    Gain/Loss on Securities......             (.153)              1.416               (.507)
                                            -------             -------             -------
Total from Investment
  Operations.....................              .631               2.205               (.216)
Less Distributions from and in
  Excess of Net Investment Income
  (Note 1).......................              .774                .798                .288
                                            -------             -------             -------
Net Asset Value, End of the
  Period.........................           $15.060             $15.203             $13.796
                                            =======             =======             =======
Total Return* (a)................             4.37%              16.29%              (1.47%)**
Net Assets at End of the Period
  (In millions)..................             $22.2               $16.2                $9.0
Ratio of Expenses to Average Net
  Assets*........................              .28%                .44%                .49%
Ratio of Net Investment Income to
  Average Net Assets*............             5.31%               5.33%               5.13%
Portfolio Turnover...............               73%                 41%                 19%**
* If certain expenses had not
  been assumed by VKAC, total
  return would have been lower
  and the ratios would have been
  as follows:
Ratio of Expenses to Average Net
  Assets.........................             1.47%               1.70%               1.99%
Ratio of Net Investment Income to
  Average Net Assets.............             4.13%               4.07%               3.64%

**Non-Annualized
(a) Total Return is based upon net asset value which does not include payment of the maximum sales charge or contingent deferred sales charge.

                                               See Notes to Financial Statements

       The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.
--------------------------------------------------------------------------------

                                                                              July 29, 1994
                                                                              (Commencement
                                                                              of Investment
                                       Year Ended            Year Ended      Operations) to
         Class B Shares          December 31, 1996    December 31, 1995   December 31, 1994
-------------------------------------------------------------------------------------------
Net Asset Value, Beginning of
  the Period....................            $15.201             $13.792             $14.300
                                            -------             -------             -------
  Net Investment Income.........               .677                .685                .251
  Net Realized and Unrealized
    Gain/Loss on Securities.....              (.154)              1.415               (.509)
                                            -------             -------             -------
Total from Investment
  Operations....................               .523               2.100               (.258)
Less Distributions from and in
  Excess of Net Investment
  Income (Note 1)...............               .660                .691                .250
                                            -------             -------             -------
Net Asset Value, End of the
  Period........................            $15.064             $15.201             $13.792
                                            =======             =======             =======
Total Return* (a)...............              3.58%              15.53%              (1.81%)**
Net Assets at End of the Period
  (In millions).................              $18.9               $16.9               $10.9
Ratio of Expenses to Average Net
  Assets*.......................              1.03%               1.12%               1.26%
Ratio of Net Investment Income
  to Average Net Assets*........              4.56%               4.66%               4.31%
Portfolio Turnover..............                73%                 41%                 19%**
* If certain expenses had not
  been assumed by VKAC, total
  return would have been lower
  and the ratios would have been
  as follows:
Ratio of Expenses to Average Net
  Assets........................              2.22%               2.38%               2.75%
Ratio of Net Investment Income
  to Average Net Assets.........              3.38%               3.40%               2.81%

**Non-Annualized
(a) Total Return is based upon net asset value which does not include payment of the maximum sales charge or contingent deferred sales charge.

                                               See Notes to Financial Statements

       The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.
--------------------------------------------------------------------------------

                                                                              July 29, 1994
                                                                              (Commencement
                                                                              of Investment
                                         Year Ended          Year Ended      Operations) to
         Class C Shares           December 31, 1996   December 31, 1995   December 31, 1994
-------------------------------------------------------------------------------------------
Net Asset Value, Beginning of the
  Period.........................           $15.213             $13.786             $14.300
                                            -------             -------             -------
  Net Investment Income..........              .668                .690                .249
  Net Realized and Unrealized
    Gain/Loss on Securities......             (.140)              1.428               (.513)
                                            -------             -------             -------
Total from Investment
  Operations.....................              .528               2.118               (.264)
Less Distributions from and in
  Excess of Net Investment Income
  (Note 1).......................              .660                .691                .250
                                            -------             -------             -------
Net Asset Value, End of the
  Period.........................           $15.081             $15.213             $13.786
                                            =======             =======             =======
Total Return* (a)................             3.65%              15.61%              (1.81%)**
Net Assets at End of the Period
  (In thousands).................            $849.2              $461.8               $11.4
Ratio of Expenses to Average Net Assets*...   1.03%               1.13%               1.26%
Ratio of Net Investment Income to
  Average Net Assets*............             4.56%               4.51%               4.28%
Portfolio Turnover...............               73%                 41%               19%**
* If certain expenses had not
  been assumed by VKAC, total
  return would have been lower
  and the ratios would have been
  as follows:
Ratio of Expenses to Average Net Assets...    2.22%               2.39%             2.74%
Ratio of Net Investment Income to
  Average Net Assets.............             3.38%               3.25%             2.87%

**Non-Annualized
(a) Total Return is based upon net asset value which does not include payment of the maximum sales charge or contingent deferred sales charge.

                                               See Notes to Financial Statements

                         NOTES TO FINANCIAL STATEMENTS

                               December 31, 1996
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen American Capital Florida Insured Tax Free Income Fund (the "Fund") is organized as a series of the Van Kampen American Capital Tax Free Trust, a Delaware business trust, and is registered as a non-diversified open-end management investment company under the Investment Company Act of 1940, as amended. The Fund's investment objective is to provide investors a high level of current income exempt from federal income and Florida state intangibles taxes, consistent with preservation of capital. Under normal market conditions, the Fund will invest at least 80% of its assets in insured Florida municipal securities. The Fund commenced investment operations on July 29, 1994.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION--Investments are stated at value using market quotations or, if such valuations are not available, estimates obtained from yield data relating to instruments or securities with similar characteristics in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost.

B. SECURITY TRANSACTIONS--Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. The Fund may purchase and sell securities on a "when issued" or "delayed delivery" basis, with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Fund will maintain, in a segregated account with its custodian, assets having an aggregate value at least equal to the amount of the when issued or delayed delivery purchase commitments until payment is made.

C. INVESTMENT INCOME--Interest income is recorded on an accrual basis. Bond premium and original issue discount on securities purchased are amortized over the expected life of each applicable security.

                              December 31, 1996
--------------------------------------------------------------------------------

D. ORGANIZATIONAL EXPENSES--The Fund will reimburse Van Kampen American Capital Distributors, Inc. or its affiliates (collectively "VKAC") for costs incurred in connection with the Fund's organization in the amount of $120,000. These costs are being amortized on a straight line basis over the 60 month period ending July 28, 1999. Van Kampen American Capital Investment Advisory Corp. (the "Adviser") has agreed that in the event any of the initial shares of the Fund originally purchased by VKAC are redeemed during the amortization period, the Fund will be reimbursed for any unamortized organizational expenses in the same proportion as the number of shares redeemed bears to the number of initial shares held at the time of redemption.

E. FEDERAL INCOME TAXES--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income, if any, to its shareholders. Therefore, no provision for federal income taxes is required.

F. DISTRIBUTION OF INCOME AND GAINS--The Fund declares daily and pays monthly dividends from net investment income. Net realized gains, if any, are distributed annually. For the year ended December 31, 1996, 99.5% of the income distributions made by the Fund were exempt from federal income taxes. Due to inherent differences in the recognition of certain expenses under generally accepted accounting principles and federal income tax purposes, the amount of distributable net investment income may differ between book and federal income tax purposes for a particular period. These differences are temporary in nature, but may result in book basis distribution in excess of net investment income for certain periods.

                               December 31, 1996
--------------------------------------------------------------------------------

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

AVERAGE NET ASSETS                                          % PER ANNUM
-----------------------------------------------------------------------
First $500 million......................................      .500 of 1%
Over $500 million.......................................      .450 of 1%

    Certain legal expenses are paid to Skadden, Arps, Slate, Meagher & Flom (Illinois), counsel to the Fund, of which a trustee of the Fund is an affiliated person.

    For the year ended December 31, 1996, the Fund incurred expenses of approximately $16,500 representing VKAC's cost of providing accounting, cash management and legal services to the Fund. All of these expenses were assumed by VKAC.

    ACCESS Investor Services, Inc. ("ACCESS"), an affiliate of the Adviser, serves as the shareholder servicing agent of the Fund. For the year ended December 31, 1996, the Fund incurred expenses of approximately $8,400, representing ACCESS' cost of providing transfer agency and shareholder services plus a profit. All of this expense was assumed by VKAC.

    Certain officers and trustees of the Fund are also officers and directors of VKAC. The Fund does not compensate its officers or trustees who are officers of VKAC. For the year ended December 31, 1996, the Adviser reimbursed the Fund for certain trustees' compensation in connection with the July 1995 increase in the number of trustees of the Fund.

    The Fund has implemented deferred compensation and retirement plans for its trustees. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation to a later date. The retirement plan covers those trustees who are not officers of VKAC.

    At December 31, 1996, VKAC owned 100 shares each of Classes A, B and C.

3.  CAPITAL TRANSACTIONS

The Fund has outstanding three classes of shares of beneficial interest, Classes A, B and C each with a par value of $.01 per share. There are an unlimited number of shares of each class authorized.

                              December 31, 1996
--------------------------------------------------------------------------------

    At December 31, 1996, capital aggregated $21,428,427, $18,098,011 and
$843,164 for Classes A, B and C, respectively. For the year ended December 31, 1996, transactions were as follows:

                                                 SHARES         VALUE
------------------------------------------------------------------------
Sales:
  Class A.....................................    662,550    $ 9,888,850
  Class B.....................................    371,733      5,505,878
  Class C.....................................     43,663        652,341
                                                ----------   ------------
Total Sales...................................  1,077,946    $16,047,069
                                                ==========   ============
Dividend Reinvestment:
  Class A.....................................     24,754    $   367,510
  Class B.....................................     21,677        321,647
  Class C.....................................        858         12,785
                                                ----------   ------------
Total Dividend Reinvestment...................     47,289    $   701,942
                                                ==========   ============
Repurchases:
  Class A.....................................   (282,145)   $(4,206,188)
  Class B.....................................   (255,198)    (3,772,557)
  Class C.....................................    (18,569)      (276,664)
                                                ----------   ------------
Total Repurchases.............................   (555,912)   $(8,255,409)
                                                ==========   ============

                               December 31, 1996
--------------------------------------------------------------------------------

    At December 31, 1995, capital aggregated $15,378,255, $16,043,043 and
$454,702 for Classes A, B and C, respectively. For the year ended December 31, 1995, transactions were as follows:

                                                SHARES              VALUE
----------------------------------------------------------------------------
Sales:
  Class A...............................         638,004         $ 9,423,423
  Class B...............................         543,226           7,996,321
  Class C...............................          29,482             442,143
                                               ---------         -----------
Total Sales.............................       1,210,712         $17,861,887
                                               =========         ===========
Dividend Reinvestment:
  Class A...............................          13,418         $   197,470
  Class B...............................          16,884             248,162
  Class C...............................             147               2,181
                                               ---------         -----------
Total Dividend Reinvestment.............          30,449         $   447,813
                                               =========         ===========
Repurchases:
  Class A...............................        (240,707)        $(3,477,451)
  Class B...............................        (232,380)         (3,414,090)
  Class C...............................             (96)             (1,423)
                                               ---------         -----------
Total Repurchases.......................        (473,183)        $(6,892,964)
                                               =========         ===========

    Class B and C shares are offered without a front end sales charge, but are subject to a contingent deferred sales charge (CDSC). The CDSC will be imposed on most redemptions made within six years of the purchase for Class B and one year of the purchase for Class C as detailed in the following schedule. The Class B and C shares bear

                               December 31, 1996
--------------------------------------------------------------------------------

the expense of their respective deferred sales arrangements, including higher distribution and service fees and incremental transfer agency costs.

                                                      CONTINGENT DEFERRED
                                                          SALES CHARGE
             YEAR OF REDEMPTION                   CLASS B              CLASS C
------------------------------------------------------------------------------
First.......................................        4.00%                1.00%
Second......................................        3.75%                 None
Third.......................................        3.50%                 None
Fourth......................................        2.50%                 None
Fifth.......................................        1.50%                 None
Sixth.......................................        1.00%                 None
Seventh and Thereafter......................         None                 None

    For the years ended December 31, 1996, VKAC, as Distributor for the Fund, received commissions on sales of the Fund's Class A shares of approximately $19,000 and CDSC on redeemed shares of approximately $91,900. Sales charges do not represent expenses of the Fund.

4. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, for the year ended December 31, 1996, were $33,527,727 and $23,944,324, respectively.

5. DERIVATIVE FINANCIAL INSTRUMENTS

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index.

    The Fund has a variety of reasons to use derivative instruments, such as to attempt to protect the Fund against possible changes in the market value of its portfolio and to manage the portfolio's effective yield, maturity and duration. All of the Fund's portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in the unrealized appreciation/depreciation on securities. Upon disposition, a realized gain or loss is recognized accordingly, except when exercising an option contract or taking delivery of a security underlying a futures contract. In these instances, the recognition of gain or loss is postponed until the disposal of the security underlying the option or futures contract.

    Summarized below are the specific types of derivative financial instruments used by the Fund.

                               December 31, 1996
--------------------------------------------------------------------------------

A. OPTION CONTRACTS--An option contract gives the buyer the right, but not the obligation to buy (call) or sell (put) an underlying item at a fixed exercise price during a specified period. These contracts are generally used by the Fund to manage the portfolio's effective maturity and duration.

    Transactions in options for the year ended December 31, 1996, were as follows:

                                                   CONTRACTS     PREMIUM
-------------------------------------------------------------------------
Outstanding at December 31, 1995.................        -0-    $     -0-
Options Written and Purchased (Net)..............        450     (207,537)
Options Terminated in Closing Transactions
  (Net)..........................................       (450)     207,537
                                                        ----    ---------
Outstanding at December 31, 1996.................        -0-    $     -0-
                                                        ====    =========

B. FUTURES CONTRACTS--A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. The Fund generally invests in futures on U.S. Treasury Bonds and the Municipal Bond Index and typically closes the contract prior to the delivery date.

    Upon entering into futures contracts, the Fund maintains, in a segregated account with its custodian, securities with a value equal to its obligation under the futures contracts. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin).

    Transactions in futures contracts, each with a par value of $100,000, for the year ended December 31, 1996, were as follows:

                                                               CONTRACTS
------------------------------------------------------------------------
Outstanding at December 31, 1995...........................          -0-
Futures Opened.............................................          525
Futures Closed.............................................         (525)
                                                                    ----
Outstanding at December 31, 1996...........................          -0-
                                                                    ====

                               December 31, 1996
--------------------------------------------------------------------------------

6. DISTRIBUTION AND SERVICE PLANS

The Fund and its shareholders have adopted a distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 and a service plan (collectively the "Plans"). The Plans govern payments for the distribution of the Fund's shares, ongoing shareholder services and maintenance of shareholder accounts.

    Annual fees under the Plans of up to .25% of Class A net assets and 1.00% each of Class B and Class C net assets are accrued daily. Included in these fees for the year ended December 31, 1996, are payments to VKAC of approximately $130,400.

                      STATEMENT OF ADDITIONAL INFORMATION

          VAN KAMPEN AMERICAN CAPITAL NEW JERSEY TAX FREE INCOME FUND

  Van Kampen American Capital New Jersey Tax Free Income Fund, formerly known as Van Kampen Merritt New Jersey Tax Free Income Fund (the "Fund"), seeks to provide investors with high current income exempt from federal income tax and New Jersey gross income tax, consistent with preservation of capital. The Fund is designed for investors who are residents of New Jersey for tax purposes. Under normal market conditions, the Fund attempts to achieve its investment objective by investing at least 80% of its assets in a portfolio of New Jersey municipal securities rated investment grade at the time of investment. Investment grade securities are securities rated BBB or higher by Standard & Poors Ratings Group ("S&P"), Baa or higher by Moody's Investors Service, Inc. ("Moody's") or an equivalent rating by another nationally recognized statistical rating organization ("NRSRO"). Up to 20% of the Fund's total assets may consist of New Jersey municipal securities rated below investment grade (but not rated lower than B- by S&P, B3 by Moody's or an equivalent rating by another NRSRO) and unrated New Jersey municipal securities believed by the Fund's investment adviser to be of comparable quality, which involve special risk considerations. There is no assurance that the Fund will achieve its investment objective. The Fund is a separate series of Van Kampen American Capital Tax Free Trust, a Delaware business trust (the "Trust").


  This Statement of Additional Information is not a prospectus, but should be read in conjunction with the Prospectus for the Fund dated April 30, 1997 (the "Prospectus"). This Statement of Additional Information does not include all information that a prospective investor should consider before purchasing shares of the Fund, and investors should obtain and read the Prospectus prior to purchasing shares. A copy of the Prospectus may be obtained without charge by writing or calling Van Kampen American Capital Distributors, Inc. at One Parkview Plaza, Oakbrook Terrace, IL 60181 at (800) 421-5666 (or (800) 421-2833 for the hearing impaired). This Statement of Additional Information incorporates by reference the entire Prospectus.


  The Prospectus and this Statement of Additional Information omit certain of the information contained in the registration statement filed with the Securities and Exchange Commission, Washington, D.C. (the "SEC"). These items may be obtained from the SEC upon payment of the fee prescribed, or inspected at the SEC's office at no charge.

                               TABLE OF CONTENTS


                                                              PAGE
                                                              ----
The Fund and the Trust......................................  B-2
Investment Policies and Restrictions........................  B-2
Additional Investment Considerations........................  B-4
Description of Municipal Securities Ratings.................  B-14
Trustees and Officers.......................................  B-19
Investment Advisory and Other Services......................  B-29
Custodian and Independent Accountants.......................  B-31
Portfolio Transactions and Brokerage Allocation.............  B-31
Tax Status of the Fund......................................  B-32
The Distributor.............................................  B-32
Distribution and Service Plans..............................  B-33
Legal Counsel...............................................  B-34
Performance Information.....................................  B-34
Appendix A -- Special Considerations Relating to New Jersey
  Municipal Securities......................................  B-37
Report of Independent Accountants...........................  B-58
Financial Statements........................................  B-59
Notes to Financial Statements...............................  B-67



       THIS STATEMENT OF ADDITIONAL INFORMATION IS DATED APRIL 30, 1997.

                             THE FUND AND THE TRUST


  Van Kampen American Capital New Jersey Tax Free Income Fund (the "Fund") is a separate series of the Trust, an open-end non-diversified management investment company. At present, the Fund, Van Kampen American Capital Insured Tax Free Income Fund, Van Kampen American Capital Tax Free High Income Fund, Van Kampen American Capital Municipal Income Fund, Van Kampen American Capital Intermediate Term Municipal Income Fund, Van Kampen American Capital California Insured Tax Free Fund, Van Kampen American Capital New York Tax Free Income Fund and Van Kampen American Capital Florida Insured Tax Free Income Fund have been organized as series of the Trust and have commenced investment operations. Van Kampen American Capital California Tax Free Income Fund, Van Kampen American Capital Michigan Tax Free Income Fund, Van Kampen American Capital Missouri Tax Free Income Fund and Van Kampen American Capital Ohio Tax Free Income Fund have been organized as series of the Trust but have not commenced investment operations. Other series may be organized and offered in the future.


  The Trust is an unincorporated business trust established under the laws of the State of Delaware by an Agreement and Declaration of Trust (the "Declaration of Trust") dated as of May 10, 1995. The Declaration of Trust permits the Trustees to create one or more separate investment portfolios and issue a series of shares for each portfolio. The Trustees can further sub-divide each series of shares into one or more classes of shares for each portfolio. The Trust can issue an unlimited number of shares, $0.01 par value (prior to July 31, 1995, the shares had no par value). Each share represents an equal proportionate interest in the assets of the series with each other share in such series and no interest in any other series. No series is subject to the liabilities of any other series. The Declaration of Trust provides that shareholders are not liable for any liabilities of the Trust or any of its series, requires inclusion of a clause to that effect in every agreement entered into by the Trust or any of its series and indemnifies shareholders against any such liability. The Fund was originally organized in 1994 under the name Van Kampen Merritt New Jersey Tax Free Income Fund as a sub-trust of Van Kampen Merritt Tax Free Fund, a Massachusetts business trust. The Fund was reorganized as a series of the Trust and adopted its present name as of July 31, 1995.

  Shares of the Trust entitle their holders to one vote per share; however, separate votes are taken by each series on matters affecting an individual series. For example, a change in investment policy for a series would be voted upon by shareholders of only the series involved. Except as described in the Prospectus, shares do not have cumulative voting rights, preemptive rights or any conversion or exchange rights. The Trust does not contemplate holding regular meetings of shareholders to elect Trustees or otherwise. However, the holders of 10% or more of the outstanding shares may by written request require a meeting to consider the removal of Trustees by a vote of two-thirds of the shares then outstanding cast in person or by proxy at such meeting.

  The Trustees may amend the Declaration of Trust (including with respect to any series) in any manner without shareholder approval, except that the Trustees may not adopt any amendment adversely affecting the rights of shareholders of any series without approval by a majority of the shares of each affected series present at a meeting of shareholders (or such higher vote as may be required by the Investment Company Act of 1940, as amended (the "1940 Act") or other applicable law) and except that the Trustees cannot amend the Declaration of Trust to impose any liability on shareholders, make any assessment on shares or impose liabilities on the Trustees without approval from each affected shareholder or Trustee, as the case may be.

  Statements contained in this Statement of Additional Information as to the contents of any contract or other document referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement of which this Statement of Additional Information forms a part, each such statement being qualified in all respects by such reference.

                      INVESTMENT POLICIES AND RESTRICTIONS

  The investment objective of the Fund is set forth in the Prospectus under the caption "Investment Objective and Policies." There can be no assurance that the Fund will achieve its investment objective.

  Fundamental investment restrictions limiting the investments of the Fund provide that the Fund may not:

   1. Invest more than 25% of its assets in a single industry; however, as described in the Prospectus, the Fund may from time to time invest more than 25% of its assets in a particular segment of the municipal bond market; however, the Fund will not invest more than 25% of its assets in industrial development bonds in a single industry, except that the Fund may purchase securities of other investment companies to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.


   2. Borrow money, except from banks for temporary purposes and then in amounts not in excess of 5% of the total asset value of the Fund, or mortgage, pledge, or hypothecate any assets except in connection with a borrowing and in amounts not in excess of 10% of the total asset value of the Fund. Borrowings may not be made for investment leverage, but only to enable the Fund to satisfy redemption requests where liquidation of portfolio securities is considered disadvantageous or inconvenient. In this connection, the Fund will not purchase portfolio securities during any period that such borrowings exceed 5% of the total asset value of the Fund. Notwithstanding this investment restriction, the Fund may enter into when issued and delayed delivery transactions as described in the Prospectus.

   3. Make loans of money or property to any person, except to the extent the securities in which the Fund may invest are considered to be loans and except that the Fund may lend money or property in connection with maintenance of the value of, or the Fund's interest with respect to, the securities owned by the Fund.

   4. Buy any securities "on margin." Neither the deposit of initial or maintenance margin in connection with hedging transactions nor short term credits as may be necessary for the clearance of transactions is considered the purchase of a security on margin.

   5. Sell any securities "short," write, purchase or sell puts, calls or combinations thereof, or purchase or sell interest rate or other financial futures or index contracts or related options, except in connection with Strategic Transactions in accordance with the requirements of the SEC and the Commodity Futures Trading Commission.

   6. Act as an underwriter of securities, except to the extent the Fund may be deemed to be an underwriter in connection with the sale of securities held in its portfolio.


   7. Make investments for the purpose of exercising control or participation in management, except to the extent that exercise by the Fund of its rights under agreements related to securities owned by the Fund would be deemed to constitute such control or participation, except that the Fund may purchase securities of other investment companies to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.



   8. Invest in securities issued by other investment companies except as part of a merger, reorganization or other acquisition and extent permitted by
      (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.


   9. Invest in oil, gas or mineral leases or in equity interests in oil, gas, or other mineral exploration or development programs, except pursuant to the exercise by the Fund of its rights under agreements relating to municipal securities.

  10. Purchase or sell real estate, commodities or commodity contracts, except to the extent the securities the Fund may invest in are considered to be interest in real estate, commodities or commodity contracts or to the extent the Fund exercises its rights under agreements relating to such securities (in which case the Fund may own, hold, foreclose, liquidate or otherwise dispose of real estate acquired as a result of a default on a mortgage), and except to the extent that Strategic Transactions the Fund may engage in are considered to be commodities or commodities contracts.

  The Fund may not change any of these investment restrictions nor any other fundamental policy as they apply to the Fund without the approval of the lesser of (i) more than 50% of the Fund's outstanding shares or

(ii) 67% of the Fund's shares present at a meeting at which the holders of more than 50% of the outstanding shares are present in person or by proxy. As long as the percentage restrictions described above are satisfied at the time of the investment or borrowing, the Fund will be considered to have abided by those restrictions even if, at a later time, a change in values or net assets causes an increase or decrease in percentage beyond that allowed.

  These investment restrictions are subject to provisions of applicable New Jersey tax law. Thus, under current New Jersey tax law, the Fund must not hold any investments in real estate or commodities to qualify as a "qualified investment fund". See the Prospectus under the caption "Tax Status -- New Jersey Taxation."

  The Fund generally will not engage in the trading of securities for the purpose of realizing short-term profits, but it will adjust its portfolio as deemed advisable in view of prevailing or anticipated market conditions to accomplish the Fund's investment objectives. For example, the Fund may sell portfolio securities in anticipation of a movement in interest rates. Frequency of portfolio turnover will not be a limiting factor if the Fund considers it advantageous to purchase or sell securities. Portfolio turnover is calculated by dividing the lesser of purchases or sales of portfolio securities by the monthly average value of the securities in the portfolio during the year. Securities, including options, whose maturity or expiration date at the time of acquisition were one year or less are excluded from such calculation. The Fund anticipates that its annual portfolio turnover rate will normally be less than 200%.

                      ADDITIONAL INVESTMENT CONSIDERATIONS

MUNICIPAL SECURITIES

  Municipal securities include long-term obligations, which are often called municipal bonds, as well as shorter term municipal notes, municipal leases, and tax exempt commercial paper. Under normal market conditions, longer term municipal securities generally provide a higher yield than shorter term municipal securities, and therefore the Fund generally expects to be invested primarily in longer term municipal securities. The Fund will, however, invest in shorter term municipal securities when yields are greater than yields available on longer term municipal securities, for temporary defensive purposes and when redemption requests are expected. The two principal classifications of municipal bonds are "general obligation" and "revenue" or "special obligation" bonds, which include "industrial revenue bonds." General obligation bonds are secured by the issuer's pledge of its faith, credit, and taxing power for the payment of principal and interest. Revenue or special obligation bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special tax or other specific revenue source such as from the user of the facility being financed.

  Also included within the general category of municipal securities are participations in lease obligations or installment purchase contract obligations (hereinafter collectively called "lease obligations") of municipal authorities of entities used to finance the acquisition of equipment and facilities. Although lease obligations do not constitute general obligations of the municipality for which the municipality's taxing power is pledged, a lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payments due under the lease obligation. However, certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. A risk exists that the municipality will not, or will be unable to, appropriate money in the future in the event of political changes, changes in the economic viability of the project, general economic changes or for other reasons. In addition to the "non-appropriation" risk, these securities represent a relatively new type of financing that has not yet developed the depth of marketability associated with more conventional bonds. Although "non-appropriation" lease obligations are often secured by an assignment of the lessee's interest in the leased property, management and/or disposition of the property in the event of foreclosure could be costly, time consuming and result in unsatisfactory recoupment of the Fund's original investment and would adversely affect the Fund's status as a "qualified investment fund" under New Jersey tax law. There is no limitation on the percentage of the Fund's assets that may be invested in "non-appropriation" lease obligations. In evaluating such lease obligations, the Adviser will consider such factors as it deems appropriate, which factors may include (a) whether the lease can be cancelled, (b) the ability of the lease obligee to direct the sale of the underlying assets, (c) the general creditworthiness of the lease obligor, (d) the likelihood that the municipality will discontinue appropriating funding for the leased property in the event such property is no longer considered essential by the municipality, (e) the legal recourse of the lease obligee in the event of such a failure to appropriate funding and (f) any limitations which are imposed on the lease obligor's ability to utilize substitute property or services than those covered by the lease obligation. The Fund will invest in lease obligations which contain non-appropriation clauses only if such obligations are rated investment grade, at the time of investment.

  Also included in the term municipal securities are participation certificates issued by state and local governments or authorities to finance the acquisition of equipment and facilities. They may represent participations in a lease, an installment purchase contract, or a conditional sales contract.

  The Fund may purchase floating and variable rate demand notes, which are municipal securities normally having a stated maturity in excess of one year, but which permit the holder to demand payment of principal at any time, or at specified intervals. The issuer of such notes normally has a corresponding right, after a given period, to prepay at its discretion upon notice to the noteholders the outstanding principal amount of the notes plus accrued interest. The interest rate on a floating rate demand note is based on a known lending rate, such as a bank's prime rate, and is adjusted automatically each time such rate is adjusted. The interest rate on a variable rate demand note is adjusted automatically at specified intervals.

  The Fund also may invest up to 20% of its total assets in variable rate derivative municipal securities such as inverse floaters whose rates vary inversely with changes in market rates of interest. When market rates of interest decrease, the change in value of such securities will have a positive effect on the net asset value of the Fund, and when market rates of interest increase, the change in value of such securities will have a negative effect on the net asset value of the Fund. Inverse floaters may pay a rate of interest determined by applying a multiple to the variable rate. The extent of increases and decreases in the value of inverse floaters in response to changes in market rates of interest generally will be larger than comparable changes in the value of an equal principal amount of a fixed rate municipal security having similar credit quality, redemption provisions and maturity.

  The Fund may also acquire custodial receipts or certificates underwritten by securities dealers or banks that evidence ownership of future interest payments, principal payments or both on certain municipal securities. The underwriter of these certificates or receipts typically purchases municipal securities and deposits the securities in an irrevocable trust or custodial account with a custodian bank, which then issues receipts or certificates that evidence ownership of the periodic unmatured coupon payments and the final principal payment on the obligations. Although under the terms of a custodial receipt, the Fund typically would be authorized to assert its rights directly against the issuer of the underlying obligation, the Fund could be required to assert through the custodian bank those rights as may exist against the underlying issuer. Thus, in the event the underlying issuer fails to pay principal or interest when due, the Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if the Fund had purchased a direct obligation of the issuer. In addition, in the event that the trust or custodial account in which the underlying security has been deposited is determined to be an association taxable as a corporation, instead of a non-taxable entity, the yield on the underlying security would be reduced in recognition of any taxes paid and would adversely affect the Fund's status as a "qualified investment fund" under New Jersey tax law.

  The "issuer" of municipal securities generally is deemed to be the governmental agency, authority, instrumentality or other political subdivision, or the non-governmental user of a revenue bond-financed facility, the assets and revenues of which will be used to meet the payment obligations, or the guarantee of such payment obligations, of the municipal securities.

  Although the Fund will invest at least 80% of its assets in municipal securities rated investment grade at the time of investment, municipal securities, like other debt obligations, are subject to the risk of non-payment. The ability of issuers of municipal securities to make timely payments of interest and principal may be adversely impacted in general economic downturns and as relative governmental cost burdens are allocated and reallocated among federal, state and local governmental units. Such non-payment would result in a reduction of income to the Fund, and could result in a reduction in the value of the municipal security experiencing non-payment and a potential decrease in the net asset value of the Fund. Issuers of municipal securities might seek protection under the bankruptcy laws. In the event of bankruptcy of such an issuer, the Fund could experience delays and limitations with respect to the collection of principal and interest on such municipal securities and the Fund may not, in all circumstances, be able to collect all principal and interest to which it is entitled. To enforce its rights in the event of a default in the payment of interest or repayment of principal, or both, the Fund may take possession of and manage the assets securing the issuer's obligations on such securities, which may increase the Fund's operating expenses and adversely affect the net asset value of the Fund and would adversely affect the Fund's status as a "qualified investment fund" under New Jersey tax law. Any income derived from the Fund's ownership or operation of such assets may not be tax-exempt. In addition, the Fund's intention to qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"), may limit the extent to which the Fund may exercise its rights by taking possession of such assets, because as a regulated investment company the Fund is subject to certain limitations on its investments and on the nature of its income. Further, in connection with the working out or restructuring of a defaulted security, the Fund may acquire additional securities of the issuer, the acquisition of which may be deemed to be a loan of money or property. Such additional securities should be considered speculative with respect to the capacity to pay interest or repay principal in accordance with their terms.

  The Fund may invest up to 15% of its total assets in illiquid securities, securities the disposition of which is subject to substantial legal or contractual restrictions on resale and securities that are not readily marketable. The sale of restricted and illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Restricted securities salable among qualified institutional buyers without restriction pursuant to Rule 144A under the Securities Act of 1933, as amended, that are determined to be liquid by the Adviser under guidelines adopted by the Board of Trustees of the Trust (under which guidelines the Adviser will consider factors such as trading activities and the availability of price quotations), will not be treated as restricted securities by the Fund pursuant to such rules. The Fund may, from time to time, adopt a more restrictive limitation with respect to investment in illiquid and restricted securities in order to comply with the most restrictive state securities law, currently 10%. This policy does not include restricted securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended, which the Board of Trustees or the Fund's investment adviser has determined under Board-approved guidelines to be liquid. The Fund's policy with respect to investment in illiquid and restricted securities is not a fundamental policy and may be changed by the Board of Trustees, in consultation with the Adviser, without obtaining shareholder approval.

LOWER GRADE MUNICIPAL SECURITIES

  In normal circumstances, at least 80% of the Fund's total assets will be invested in investment grade municipal securities and up to 20% of the Fund's total assets may be invested in lower grade municipal securities. The amount of available information about the financial condition of municipal securities issuers is generally less extensive than that for corporate issuers with publicly traded securities and the market for municipal securities is considered to be generally less liquid than the market for corporate debt obligations. Liquidity relates to the ability of a Fund to sell a security in a timely manner at a price which reflects the value of that security. As discussed below, the market for lower grade municipal securities is considered generally to be less liquid than the market for investment grade municipal securities. Further, municipal securities in which the Fund may invest include special obligation bonds, lease obligations, participation certificates and variable rate instruments. The market for such securities may be particularly less liquid. The relative illiquidity of some of the Fund's portfolio securities may adversely affect the ability of the Fund to dispose of such securities in a timely manner and at a price which reflects the value of such security in the Adviser's judgment. Although the issuer of some such municipal securities may be obligated to redeem such securities at face value, such redemption could result in capital losses to the Fund to the extent that such municipal securities were purchased by the Fund at a premium to face value. The market for less liquid securities tends to be more volatile than the market for more liquid securities and market values of relatively illiquid securities may be more susceptible to change as a result of adverse publicity and investor perceptions than are the market values of higher grade, more liquid securities.

  The Fund's net asset value will change with changes in the value of its portfolio securities. Because the Fund will invest primarily in fixed income municipal securities, the Fund's net asset value can be expected to change as general levels of interest rates fluctuate. When interest rates decline, the value of a portfolio invested in fixed income securities can be expected to rise. Conversely, when interest rates rise, the value of a portfolio invested in fixed income securities can be expected to decline. Net asset value and market value may be volatile due to the Fund's investment in lower grade and less liquid municipal securities. Volatility may be greater during periods of general economic uncertainty.

  The Adviser values the Fund's investments pursuant to guidelines adopted and periodically reviewed by the Board of Trustees. To the extent that there is no established retail market for some of the securities in which the Fund may invest, there may be relatively inactive trading in such securities and the ability of the Adviser to accurately value such securities may be adversely affected. During periods of reduced market liquidity and in the absence of readily available market quotations for securities held in the Fund's portfolio, the responsibility of the Adviser to value the Fund's securities becomes more difficult and the Adviser's judgment may play a greater role in the valuation of the Fund's securities due to the reduced availability of reliable objective data. To the extent that the Fund invests in illiquid securities and securities which are restricted as to resale, the Fund may incur additional risks and costs. Illiquid and restricted securities are particularly difficult to dispose of.

  Lower grade municipal securities generally involve greater credit risk than higher grade municipal securities. A general economic downturn or a significant increase in interest rates could severely disrupt the market for lower grade municipal securities and adversely affect the market value of such securities. In addition, in such circumstances, the ability of issuers of lower grade municipal securities to repay principal and to pay interest, to meet projected financial goals and to obtain additional financing may be adversely affected. Such consequences could lead to an increased incidence of default for such securities and adversely affect the value of the lower grade municipal securities in the Fund's portfolio and thus the Fund's net asset value. The secondary market prices of lower grade municipal securities are less sensitive to changes in interest rates than are those for higher rated municipal securities, but are more sensitive to adverse economic changes or individual issuer developments. Adverse publicity and investor perceptions, whether or not based on rational analysis, may also affect the value and liquidity of lower grade municipal securities.

  Yields on the Fund's portfolio securities can be expected to fluctuate over time. In addition, periods of economic uncertainty and changes in interest rates can be expected to result in increased volatility of the market prices of the lower grade municipal securities in the Fund's portfolio and thus in the net asset value of the Fund. Net asset value and market value may be volatile due to the Fund's investment in lower grade and less liquid municipal securities. Volatility may be greater during periods of general economic uncertainty. The Fund may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of interest or a repayment of principal on its portfolio holdings, and the Fund may be unable to obtain full recovery thereof. In the event that an issuer of securities held by the Fund experiences difficulties in the timely payment of principal or interest and such issuer seeks to restructure the terms of its borrowings, the Fund may incur additional expenses and may determine to invest additional capital with respect to such issuer or the project or projects to which the Fund's portfolio securities relate. Recent and proposed legislation may have an adverse impact on the market for lower grade municipal securities. Recent legislation requires federally-insured savings and loan associations to divest their investments in lower grade bonds. Other legislation has been proposed which, if enacted, could have an adverse impact on the market for lower grade municipal securities.

  The Fund will rely on the Adviser's judgment, analysis and experience in evaluating the creditworthiness of an issue. In this evaluation, the Adviser will take into consideration, among other things, the issuer's financial resources, its sensitivity to economic conditions and trends, its operating history, the quality of the issuer's management and regulatory matters. The Adviser also may consider, although it does not rely primarily on, the credit ratings of S&P, Moody's or another NRSRO in evaluating municipal securities. Such ratings evaluate only the safety of principal and interest payments, not market value risk. Additionally, because the creditworthiness of an issuer may change more rapidly than is able to be timely reflected in changes in credit ratings, the Adviser continuously monitors the issuers of municipal securities held in the Fund's portfolio. The Fund may, if deemed appropriate by the Adviser, retain a security whose rating has been downgraded below

B- by S&P, below B3 by Moody's or an equivalent rating by another NRSRO, or whose rating has been withdrawn.

  Because issuers of lower grade municipal securities frequently choose not to seek a rating of their municipal securities, the Adviser will be required to determine the relative investment quality of many of the municipal securities in the Fund's portfolio. Further, because the Fund may invest up to 20% of its total assets in these lower grade municipal securities, achievement by the Fund of its investment objective may be more dependent upon the Adviser's investment analysis than would be the case if the Fund were investing exclusively in higher grade municipal securities. The relative lack of financial information available with respect to issuers of municipal securities may adversely affect the Adviser's ability to successfully conduct the required investment analysis.

SPECIAL CONSIDERATIONS RELATING TO NEW JERSEY MUNICIPAL SECURITIES

  Investors should be aware of certain factors that might affect the financial condition of issuers of New Jersey municipal securities. New Jersey's economic base is diversified, consisting of a variety of manufacturing, construction and service industries, supplemented by rural areas with selective commercial agriculture. By the beginning of the national recession in 1990, construction activity had already been declining in New Jersey for nearly two years. The onset of recession caused an acceleration of New Jersey's job losses in construction and manufacturing, as well as an employment downturn in such previously growing sectors as wholesale trade, retail trade, finance, utilities and trucking and warehousing. Reflecting the downturn, the rate of unemployment in the State rose from a peacetime low of 3.6% during the first quarter of 1989 to a recessionary peak of 8.4% during 1992. Since then, the unemployment rate fell to an average of 6.4% during the first ten months of 1995.

  More detailed information concerning New Jersey municipal securities and the State of New Jersey is included in Appendix A of the Statement of Additional Information.

STRATEGIC TRANSACTIONS

  The Fund may, but is not required to, utilize various other investment strategies as described below to hedge various market risks (such as interest rates and broad or specific market movements) or to manage the effective maturity or duration of the Fund's fixed-income securities. Such strategies are generally accepted by modern portfolio managers and are regularly utilized by many mutual funds and other institutional investors. Techniques and instruments may change over time as new instruments and strategies are developed or regulatory changes occur. Under current New Jersey tax law, the Fund may not hold any investments other than interest-bearing obligations, obligations issued at a discount and cash and cash items, including receivables and financial options, futures, forward contracts or other similar financial instruments related to interest-bearing obligations, obligations issued at a discount or bond indexes related thereto. See the Prospectus under the caption "Tax Status -- New Jersey Taxation."

  In the course of pursuing these investment strategies, the Fund may purchase and sell derivative instruments such as exchange-listed and over-the-counter put and call options on securities, fixed-income indices and other financial instruments, purchase and sell financial futures contracts and options thereon, enter into various interest rate transactions such as swaps, caps, floors or collars (collectively, all the above are called "Strategic Transactions"). Under current New Jersey tax law, the Fund may purchase and sell exchange-listed and over-the-counter put and call options and purchase and sell financial futures. See the Prospectus under the caption "Tax Status -- New Jersey Taxation." The Fund also reserves the right to engage in swaps, caps, floors or collars. However, current New Jersey tax law may limit the Fund's ability to engage in such transactions. Strategic Transactions may be used to attempt to protect against possible changes in the market value of securities held in or to be purchased for the Fund's portfolio resulting from securities markets fluctuations, to protect the Fund's unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of the Fund's portfolio, or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities.

  Any or all of these investment techniques may be used at any time and there is no particular strategy that dictates the use of one technique rather than another, as use of any Strategic Transaction is a function of numerous variables including market conditions. The ability of the Fund to utilize these Strategic Transactions successfully will depend on the Adviser's ability to predict pertinent market movements, which cannot be assured. The Fund will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments. Strategic Transactions involving financial futures and options thereon will be purchased, sold or entered into only for bona fide hedging, risk management or portfolio management purposes and not for speculative purposes.

  Strategic Transactions have risks associated with them including possible default by the other party to the transaction, illiquidity and, to the extent the Adviser's view as to certain market movements is incorrect, the risk that the use of such Strategic Transactions could result in losses greater than if they had not been used. Use of put and call options may result in losses to the Fund, force the sale or purchase of portfolio securities at inopportune times or for prices other than current market values, limit the amount of appreciation the Fund can realize on its investments or cause the Fund to hold a security it might otherwise sell. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of the Fund creates the possibility that losses on the hedging instrument may be greater than gains in the value of the Fund's position. In addition, futures and options markets may not be liquid in all circumstances and certain over-the-counter options may have no markets. As a result, in certain markets, the Fund might not be able to close out a transaction without incurring substantial losses, if at all. Although the use of futures and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in value of such position. Finally, the daily variation margin requirements for futures contracts would create a greater ongoing potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium. Losses resulting from the use of Strategic Transactions would reduce net asset value, and possibly income, and such losses can be greater than if the Strategic Transactions had not been utilized. Income earned or deemed to be earned, if any, by the Fund from its Strategic Transactions will generally be taxable income of the Fund. See "Tax Status" in the Prospectus.

  GENERAL CHARACTERISTICS OF OPTIONS.   Put options and call options typically
have similar structural characteristics and operational mechanics regardless of the underlying instrument on which they are purchased or sold. Thus, the following general discussion relates to each of the particular types of options discussed in greater detail below. In addition, many Strategic Transactions involving options require segregation of Fund assets in special accounts, as described below under "Use of Segregated and Other Special Accounts."

  A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the writer the obligation to buy, the underlying security, commodity, index, or other instrument at the exercise price. For instance, the Fund's purchase of a put option on a security might be designed to protect its holdings in the underlying instrument (or, in some cases, a similar instrument) against a substantial decline in the market value by giving the Fund the right to sell such instrument at the option exercise price. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller the obligation to sell, the underlying instrument at the exercise price. The Fund's purchase of a call option on a security, financial future, index, or other instrument might be intended to protect the Fund against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase such instrument. An American style put or call option may be exercised at any time during the option period while a European style put or call option may be exercised only upon expiration or during a fixed period prior thereto. The Fund is authorized to purchase and sell exchange listed options and over-the-counter options ("OTC options"). Exchange listed options are issued by a regulated intermediary such as the Options Clearing Corporation ("OCC"), which guarantees the performance of the obligations of the parties to such options. The discussion below uses the OCC as a paradigm, but is also applicable to other financial intermediaries.

  With certain exceptions, OCC issued and exchange listed options generally settle by physical delivery of the underlying security or currency, although in the future cash settlement may become available. Index options and Eurodollar instruments are cash settled for the net amount, if any, by which the option is "in-the-money" (i.e., where the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.

  The Fund's ability to close out its position as a purchaser or seller of an OCC or exchange listed put or call option is dependent, in part, upon the liquidity of the option market. Among the possible reasons for the absence of a liquid option market on an exchange are: (i) insufficient trading interest in certain options; (ii) restrictions on transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities including reaching daily price limits; (iv) interruption of the normal operations of the OCC or an exchange; (v) inadequacy of the facilities of an exchange or OCC to handle current trading volume; or (vi) a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the relevant market for that option on that exchange would cease to exist, although outstanding options on that exchange would generally continue to be exercisable in accordance with their terms.

  The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.

  OTC options are purchased from or sold to securities dealers, financial institutions or other parties ("Counterparties") through direct bilateral agreement with the Counterparty. In contrast to exchange listed options, which generally have standardized terms and performance mechanics, all the terms of an OTC option, including such terms as method of settlement, term, exercise price, premium, guarantees and security, are set by negotiation of the parties. The Fund will only sell OTC options that are subject to a buy-back provision permitting the Fund to require the Counterparty to sell the option back to the Fund at a formula price within seven days. The Fund expects generally to enter into OTC options that have cash settlement provisions, although it is not required to do so.

  Unless the parties provide for it, there is no central clearing or guaranty function in an OTC option. As a result, if the Counterparty fails to make or take delivery of the security, or other instrument underlying an OTC option it has entered into with the Fund or fails to make a cash settlement payment due in accordance with the terms of that option, the Fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Accordingly, the Adviser must assess the creditworthiness of each such Counterparty or any guarantor or credit enhancement of the Counterparty's credit to determine the likelihood that the terms of the OTC option will be satisfied. The Fund will engage in OTC option transactions only with United States government securities dealers recognized by the Federal Reserve Bank of New York as "primary dealers", or broker dealers, domestic or foreign banks or other financial institutions which have received (or the guarantors of the obligation of which have received) a short-term credit rating of "A-1" from S&P or "P-1" from Moody's or an equivalent rating from any other NRSRO. The staff of the SEC currently takes the position that, in general, OTC options on securities other than U.S. Government securities purchased by the Fund, and portfolio securities "covering" the amount of the Fund's obligation pursuant to an OTC option sold by it (the cost of the sell-back plus the in-the-money amount, if any) are illiquid, and are subject to the Fund's limitation on investing no more than 15% of its assets in illiquid securities.

  If the Fund sells a call option, the premium that it receives may serve as a partial hedge, to the extent of the option premium, against a decrease in the value of the underlying securities or instruments in its portfolio or will increase the Fund's income. The sale of put options can also provide income.

  The Fund may purchase and sell call options on securities, including U.S. Treasury and agency securities, municipal obligations, mortgage-backed securities and Eurodollar instruments that are traded on U.S. and foreign securities exchanges and in the over-the-counter markets. All calls sold by the Fund must be "covered" (i.e., the Fund must own the securities or futures contract subject to the call) or must meet the asset segregation requirements described below as long as the call is outstanding. Even though the Fund will receive the option premium to help protect it against loss, a call sold by the Fund exposes the Fund during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or instrument and may require the Fund to hold a security or instrument which it might otherwise have sold. In the event of exercise of a call option sold by the Fund with respect to securities not owned by the Fund, the Fund may be required to acquire the underlying security at a disadvantageous price in order to satisfy its obligation with respect to the call option.

  The Fund may purchase and sell put options on securities including U.S. Treasury and agency securities, mortgage-backed securities, municipal obligations and Eurodollar instruments (whether or not it holds the above securities in its portfolio.) The Fund will not sell put options if, as a result, more than 50% of the Fund's assets would be required to be segregated to cover its potential obligations under such put options other than those with respect to futures and options thereon. In selling put options, there is a risk that the Fund may be required to buy the underlying security at a disadvantageous price above the market price.

  GENERAL CHARACTERISTICS OF FUTURES. The Fund may enter into financial futures contracts or purchase or sell put and call options on such futures as a hedge against anticipated interest rate or fixed-income market changes, for duration management and for risk management purposes. Futures are generally bought and sold on the commodities exchanges where they are listed with payment of initial and variation margin as described below. The purchase of a futures contract creates a firm obligation by the Fund, as purchaser, to take delivery from the seller the specific type of financial instrument called for in the contract at a specific future time for a specified price (or, with respect to index futures and Eurodollar instruments, the net cash amount). The sale of a futures contract creates a firm obligation by the Fund, as seller, to deliver to the buyer the specific type of financial instrument called for in the contract at a specific future time for a specified price (or, with respect to index futures and Eurodollar instruments, the net cash amount). Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right in return for the premium paid to assume a position in a futures contract and obligates the seller to deliver such option.

  The Fund's use of financial futures and options thereon will in all cases be consistent with applicable regulatory requirements and in particular the rules and regulations of the Commodity Futures Trading Commission and will be entered into only for bona fide hedging, risk management (including duration management) or other portfolio management purposes. Typically, maintaining a futures contract or selling an option thereon requires the Fund to deposit with a financial intermediary as security for its obligations an amount of cash or other specified assets (initial margin) which initially is typically 1% to 10% of the face amount of the contract (but may be higher in some circumstances). Additional cash or assets (variation margin) may be required to be deposited thereafter on a daily basis as the mark to market value of the contract fluctuates. The purchase of options on financial futures involves payment of a premium for the option without any further obligation on the part of the Fund. If the Fund exercises an option on a futures contract it will be obligated to post initial margin (and potential subsequent variation margin) for the resulting futures position just as it would for any position. Futures contracts and options thereon are generally settled by entering into an offsetting transaction but there can be no assurance that the position can be offset prior to settlement at an advantageous price nor that delivery will occur.

  The Fund will not enter into a futures contract or related option (except for closing transactions) for other than bona fide hedging purposes if, immediately thereafter, the sum of the amount of its initial margin and premiums on open futures contracts and options thereon would exceed 5% of the Fund's total assets (taken at current value); however, in the case of an option that is in-the-money at the time of the purchase, the in-the-money amount may be excluded in calculating the 5% limitation. Certain state securities laws to which the Fund may be subject may further restrict the Fund's ability to engage in transactions in futures contracts and related options. The segregation requirements with respect to futures contracts and options thereon are described below.

  OPTIONS ON SECURITIES INDICES AND OTHER FINANCIAL INDICES. The Fund also may purchase and sell call and put options on financial securities indices and other financial indices and in so doing can achieve many of the same objectives it would achieve through the sale or purchase of options on individual securities or other instruments. Options on financial securities indices and other financial indices are similar to options on a security or other instrument except that, rather than settling by physical delivery of the underlying instrument, they settle by cash settlement, i.e., an option on an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option (except if, in the case of an OTC option, physical delivery is specified). This amount of cash is equal to the excess of the closing price of the index over the exercise price of the option, which also may be multiplied by a formula value. The seller of the option is obligated, in return for the premium received, to make delivery of this amount. The gain or loss on an option on an index depends on price movements in the instruments making up the market, market segment, industry or other composite on which the underlying index is based, rather than price movements in individual securities, as is the case with respect to options on securities.

  COMBINED TRANSACTIONS. If permitted under applicable New Jersey tax law, the Fund may enter into multiple transactions, including multiple options transactions, multiple futures transactions and multiple interest rate transactions and any combination of futures, options and interest rate transactions ("component" transactions), instead of a single Strategic Transaction, as part of a single or combined strategy when, in the opinion of the Adviser, it is in the best interests of the Fund to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions are normally entered into based on the Adviser's judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the portfolio management objective.

  SWAPS, CAPS, FLOORS AND COLLARS. Among the Strategic Transactions into which the Fund may enter are interest rate and index swaps and the purchase or sale of related caps, floors and collars, if permitted under applicable New Jersey tax law. The Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. The Fund intends to use these transactions as hedges and not as speculative investments and will not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream the Fund may be obligated to pay. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. An index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

  The Fund will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as these swaps, caps, floors and collars are entered into for good faith hedging purposes, the Adviser and the Fund believe such obligations do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to its borrowing restrictions. The Fund will not enter into any swap, cap, floor or collar transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the Counterparty, combined with any credit enhancements, is rated at least "A" by S&P or Moody's or has an equivalent equity rating from an NRSRO or is determined to be of equivalent credit quality by the Adviser. If there is a default by the Counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.

  USE OF SEGREGATED AND OTHER SPECIAL ACCOUNTS. Many Strategic Transactions, in addition to other requirements, require that the Fund segregate liquid high-grade assets with its custodian to the extent Fund obligations are not otherwise "covered" through ownership of the underlying security, financial instrument or currency. In general, either the full amount of any obligation by the Fund to pay or deliver securities or assets must be covered at all times by the securities, instruments or currency required to be delivered, or, subject to any regulatory restrictions, an amount of cash or liquid securities at least equal to the current amount of the obligation must be segregated with the custodian. The segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. For example, a call option written by the Fund will require the Fund to hold the securities subject to the call (or securities convertible into the needed securities without additional consideration) or to segregate liquid high-grade securities sufficient to purchase and deliver the securities if the call is exercised. A call option sold by the Fund on an index will require the Fund to own portfolio securities which correlate with the index or to segregate liquid securities equal to the excess of the index value over the exercise price on a current basis. A put option written by the Fund requires the Fund to segregate liquid securities equal to the exercise price.


  OTC options entered into by the Fund, including those on securities, financial instruments or indices and OCC issued and exchange listed index options, will generally provide for cash settlement. As a result, when the Fund sells these instruments it will only segregate an amount of assets equal to its accrued net obligations, as there is no requirement for payment or delivery of amounts in excess of the net amount. These amounts will equal 100% of the exercise price in the case of a non cash-settled put, the same as an OCC guaranteed listed option sold by the Fund, or the in-the-money amount plus any sell-back formula amount in the case of a cash-settled put or call. In addition, when the Fund sells a call option on an index at a time when the in-the-money amount exceeds the exercise price, the Fund will segregate, until the option expires or is closed out, cash or cash equivalents equal in value to such excess. OCC issued and exchange listed options sold by the Fund other than those above generally settle with physical delivery, and the Fund will segregate an amount of assets equal to the full value of the option. OTC options settling with physical delivery, or with an election of either physical delivery or cash settlement, will be treated the same as other options settling with physical delivery.

  In the case of a futures contract or an option thereon, the Fund must deposit initial margin and possible daily variation margin in addition to segregating assets sufficient to meet its obligation to purchase or provide securities or currencies, or to pay the amount owed at the expiration of an index-based futures contract. Such assets may consist of cash, cash equivalents, liquid debt or equity securities or other acceptable assets.


  With respect to swaps, the Fund will accrue the net amount of the excess, if any, of its obligations over its entitlements with respect to each swap on a daily basis and will segregate an amount of cash or liquid securities having a value equal to the accrued excess. Caps, floors and collars require segregation of assets with a value equal to the Fund's net obligation, if any.


  Strategic Transactions may be covered by other means when consistent with applicable regulatory policies. The Fund may also enter into offsetting transactions so that its combined position, coupled with any segregated assets, equals its net outstanding obligation in related options and Strategic Transactions. For example, the Fund could purchase a put option if the strike price of that option is the same or higher than the strike price of a put option sold by the Fund. Moreover, instead of segregating assets if the Fund held a futures or forward contract, it could purchase a put option on the same futures or forward contract with a strike price as high or higher than the price of the contract held. Other Strategic Transactions may also be offset in combinations. If the offsetting transaction terminates at the time of or after the primary transaction no segregation is required, but if it terminates prior to such time, assets equal to any remaining obligation would need to be segregated.

  The Fund's activities involving Strategic Transactions may be limited by the requirements of Subchapter M of the Code for qualification as a regulated investment company. See "Tax Status" in the Prospectus.

                  DESCRIPTION OF MUNICIPAL SECURITIES RATINGS

  STANDARD & POOR'S RATINGS GROUP--A brief description of the applicable Standard & Poor's Ratings Group (S&P) rating symbols and their meanings (as published by S&P) follows:

  1.  DEBT


    A S&P corporate or municipal debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.


    The debt rating is not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

    The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.

     The ratings are based, in varying degrees, on the following considerations:

     1. Likelihood of default--capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation;

     2. Nature of and provisions of the obligation;

     3. Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

  AAA         Debt rated 'AAA' has the highest rating assigned by S&P.
              Capacity to pay interest and repay principal is extremely strong.

  AA Debt rated 'AA' has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

  A Debt rated 'A' has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

  BBB Debt rated 'BBB' is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

  BB          Debt rated 'BB', 'B', 'CCC', 'CC' and 'C' is regarded as
  B           having as predominantly speculative characteristics with
  CCC         respect to capacity to pay interest and repay principal.
  CC          'BB' indicates the least degree of speculation and 'C' the
  C           highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large
              uncertainties or large exposures to adverse conditions.

  BB Debt rated 'BB' has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The 'BB' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'BBB-' rating.

  B Debt rated 'B' has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The 'B' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'BB' or 'BB-' rating.

  CCC Debt rated 'CCC' has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The 'CCC' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'B' or 'B-' rating.

  CC The rating 'CC' typically is applied to debt subordinated to senior debt that is assigned an actual or implied 'CCC' rating.

  C The rating 'C' typically is applied to debt subordinated to senior debt which is assigned an actual or implied 'CCC-' debt rating. The 'C' rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

  CI The rating 'CI' is reserved for income bonds on which no interest is being paid.

  D Debt rated 'D' is in payment default. The 'D' rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

              PLUS (+) or MINUS (-): The ratings from 'AA' to 'CCC' may be modified by the addition of a plus or minus sign to show relative standing within the major categories.

  C The letter "c" indicates that the holder's option to tender the security for purchase may be canceled under certain prestated conditions enumerated in the tender option documents.
  I The letter "i" indicates the rating is implied. Such ratings are assigned only on request to entities that do not have specific debt issues to be rated. In addition, implied ratings are assigned to governments that have not requested explicit ratings for specific debt issues. Implied ratings on governments represent the sovereign ceiling or upper limit for ratings on specific debt issues of entities domiciled in the country.
  L The letter "L" indicates that the rating pertains to the principal amount of those bonds to the extent that the underlying deposit collateral is federally insured and interest is adequately collateralized. In the case of certificates of deposit, the letter "L" indicates that the deposit, combined with other deposits being held in the same right and capacity, will be honored for principal and accrued pre-default interest up to the federal insurance limits within 30 days after closing of the insured institution or, in the event that the deposit is assumed by a successor insured institution, upon maturity.
  P The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgement with respect to such likelihood and risk.
              * Continuance of the rating is contingent upon S&P's receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows.
  NR Indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.
              DEBT OBLIGATIONS OF ISSUERS OUTSIDE THE UNITED STATES AND
              ITS TERRITORIES are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

  BOND INVESTMENT QUALITY STANDARDS: Under present commercial bank regulations issued by the Comptroller of the Currency, bonds rated in the top four categories ("AAA", "AA", "A", "BBB" commonly known as "investment guide" ratings) are generally regarded as eligible for bank investment. In addition, the laws of various states governing legal investments impose certain rating or other standards for obligations eligible for investment by savings banks, trust companies, insurance companies, and fiduciaries generally.

  2.  MUNICIPAL NOTES

    A S&P note rating reflects the liquidity factors and market-access risks unique to notes. Notes maturing in 3 years or less will likely receive a note rating. Notes maturing beyond 3 years will most likely receive a long-term debt rating.

    The following criteria will be used in making that assessment:

    -- Amortization schedule (the larger the final maturity relative to other maturities, the more likely the issue is to be treated as a note).

    -- Source of payment (the more the issue depends on the market for its refinancing, the more likely it is to be treated as a note).

     The note rating symbols and definitions are as follows:

  SP-1 Strong capacity to pay principal and interest. Issues determined to possess very strong characteristics are a plus
              (+) designation.

  SP-2 Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

  SP-3        Speculative capacity to pay principal and interest.

  3.  COMMERCIAL PAPER

    A S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

    Ratings are graded into several categories, ranging from 'A-1' for the highest-quality obligations to 'D' for the lowest. These categories are as follows:

  A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

  A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated 'A-1'.

  A-3 Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

  B Issues rated 'B' are regarded as having only speculative capacity for timely payment.

  C This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

  D Debt rated 'D' is in payment default. The 'D' rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

  A commercial paper rating is not a recommendation to purchase or sell a security. The ratings are based on current information furnished to S&P by the issuer or obtained from other sources it considers reliable. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of, such information.

  4.  TAX-EXEMPT DUAL RATINGS

  S&P assigns "dual" ratings to all debt issues that have a put option or demand feature as part of their structure.

  The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols for the put option (for example, 'AAA/A-1+'). With short-term demand debt, S&P's note rating symbols are used with the commercial paper rating symbols (for example, 'SP-1+/A-1+').

  MOODY'S INVESTORS SERVICE, INC.--A brief description of the applicable Moody's Investors Service, Inc. ("Moody's") rating symbols and their meanings (as published by Moody's) follows:

  1.  LONG-TERM MUNICIPAL BONDS

  AAA Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

  AA Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

  A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

  BAA Bonds which are rated Baa are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

  BA Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured.
              Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

  B Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

  CAA Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

  CA Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

  C Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

  CON (..) Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally and designated with the prefix "con" followed by the rating in parentheses. These are bonds secured by:
              (a) earnings of projects under construction, (b) earnings of projects unseasoned in operating experience, (c) rentals that begin when facilities are completed, or (d) payments to which some other limiting condition attaches the parenthetical rating denotes the probable credit stature upon completion of construction or elimination of the basis of the condition.

  (P) (..) When applied to forward delivery bonds, indicates that the rating is provisional pending the delivery of the bonds. The rating may be revised prior to delivery if changes occur in the legal documents or the underlying credit quality of the bonds.

  NOTE: Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from AA to B. The modifier 1 indicates that the company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the company ranks in the lower end of its generic rating category.



  2.  SHORT-TERM EXEMPT NOTES

    Moody's ratings for state and municipal short-term obligations will be designated Moody's Investment Grade or (MIG). Such ratings recognize the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower and short-term cyclical elements are critical in short-term ratings, while other factors of major importance in bond risk, long-term secular trends for example, may be less important over the short run. A short-term rating may also be assigned on an issue having a demand feature-variable rate demand obligation. Such ratings will be designated as VMIG, SG or, if the demand feature is not rated, as NR.

    Moody's short-term ratings are designated Moody's Investment Grade as MIG 1 or VMIG 1 through MIG 4 or VMIG 4. As the name implies, when Moody's assigns a MIG or VMIG rating, all categories define an investment grade situation.

    MIG 1/VMIG 1. This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

    MIG 2/VMIG 2. This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

    MIG 3/VMIG 3. This designation denotes favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

    MIG 4/VMIG 4. This designation denotes adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

    SG. This designation denotes speculative quality. Debt instruments in this category lack margins of protection.

  3.  TAX-EXEMPT COMMERCIAL PAPER


    Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody's makes no representation that such obligations are exempt from registration under the Securities Act of 1933, nor does it represent that any specific note is a valid obligation of a rated issuer or issued in conformity with any applicable law.


    Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:


       Issuers rated Prime-1 (for related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

         - Leading market positions in well established industries.



         - High rates of return on funds employed.



         - Conservative capitalization structures with moderate reliance on debt and ample asset protection.



         - Broad margins in earning coverage of fixed financial charges and high internal cash generation.



         - Well established access to a range of financial markets and assured sources of alternate liquidity.



       Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.



       Issuers rated Prime-3 (or related supporting institutions) have an acceptable capacity for repayment of short-term promissory obligations. The effects of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.



       Issuers rated Not Prime do not fall within any of the Prime rating categories.



                             TRUSTEES AND OFFICERS



  The tables below list the trustees and officers of the Trust (of which the Fund is a separate series) and other executive officers of the Fund's investment adviser and their principal occupations for the last five years and their affiliations, if any, with VK/AC Holding, Inc. ("VKAC Holding"), Van Kampen American Capital, Inc. ("Van Kampen American Capital" or "VKAC"), Van Kampen American Capital Investment Advisory Corp. ("Advisory Corp."), Van Kampen American Capital Asset Management, Inc. ("Asset Management"), Van Kampen American Capital Distributors, Inc., the distributor of the Fund's shares (the "Distributor") and ACCESS Investors Services Inc., the Fund's transfer agent ("ACCESS"). Advisory Corp. and Asset Management sometimes are referred to herein collectively as the "Advisers". For purposes hereof, the term "Fund Complex" includes each of the open-end investment companies advised by the Advisory Corp. and each of the open-end investment companies advised by the Asset Management (excluding the American Capital Exchange Fund and the Common Sense Trust).



                                    TRUSTEES



                                                            PRINCIPAL OCCUPATIONS OR
          NAME, ADDRESS AND AGE                            EMPLOYMENT IN PAST 5 YEARS
          ---------------------                            --------------------------
J. Miles Branagan.........................  Private investor. Co-founder, and prior to August 1996,
1632 Morning Mountain Road                  Chairman, Chief Executive Officer and President, MDT
Raleigh, NC 27614                           Corporation (now known as Getinge/Castle, Inc., a
Date of Birth: 07/14/32                     subsidiary of Getinge Industrier AB), a company which
                                            develops, manufactures, markets and services medical and
                                            scientific equipment. Trustee of each of the funds in the
                                            Fund Complex.
Linda Hutton Heagy........................  Partner, Ray & Berndtson, Inc. An executive recruiting
Sears Tower                                 and management consulting firm. Formerly, Executive Vice
233 South Wacker Drive                      President of ABN AMRO, N.A., a Dutch bank holding
Suite 4020                                  company. Prior to 1992, Executive Vice President of La
Chicago, IL 60606                           Salle National Bank. Trustee of each of the funds in the
Date of Birth: 06/03/48                     Fund Complex.

                                                            PRINCIPAL OCCUPATIONS OR
          NAME, ADDRESS AND AGE                            EMPLOYMENT IN PAST 5 YEARS
          ---------------------                            --------------------------
R. Craig Kennedy..........................  President and Director, German Marshall Fund of the
11 DuPont Circle, N.W.                      United States. Formerly, advisor to the Dennis Trading
Washington, D.C. 20036                      Group Inc. Prior to 1992, President and Chief Executive
Date of Birth: 02/29/52                     Officer, Director and Member of the Investment Committee
                                            of the Joyce Foundation, a private foundation. Trustee of
                                            each of the funds in the Fund Complex.
Dennis J. McDonnell*......................  President and a Director of VKAC. President, Chief
One Parkview Plaza                          Operating Officer and a Director of the Advisers.
Oakbrook Terrace, IL 60181                  Director or officer of certain other subsidiaries of
Date of Birth: 05/20/42                     VKAC. Prior to November 1996, Executive Vice President
                                            and a Director of VKAC Holding. President and Trustee of
                                            each of the funds in the Fund Complex. President,
                                            Chairman of the Board and Trustee of other investment
                                            companies advised by the Advisers or their affiliates.
Jack E. Nelson............................  President, Nelson Investment Planning Services, Inc., a
423 Country Club Drive                      financial planning company and registered investment
Winter Park, FL 32789                       adviser. President, Nelson Ivest Brokerage Services Inc.,
Date of Birth: 02/13/36                     a member of the National Association of Securities
                                            Dealers, Inc. ("NASD") and Securities Investors
                                            Protection Corp. ("SIPC"). Trustee of each of the funds
                                            in the Fund Complex.
Jerome L. Robinson........................  President, Robinson Technical Products Corporation, a
115 River Road                              manufacturer and processor of welding alloys, supplies
Edgewater, NJ 07020                         and equipment. Director, Pacesetter Software, a software
Date of Birth: 10/10/22                     programming company specializing in white collar
                                            productivity. Director, Panasia Bank. Trustee of each of
                                            the funds in the Fund Complex.
Phillip B. Rooney.........................  Private investor. Director, Illinois Tool Works, Inc., a
348 East Third Street                       manufacturing company; Director, The Servicemaster
Hinsdale, IL 60521                          Company, a business and consumer services company;
Date of Birth: 07/08/44                     Director, Urban Shopping Centers Inc., a retail mall
                                            management company; Director, Stone Container Corp., a
                                            paper manufacturing company. Trustee, University of Notre
                                            Dame. Formerly, President and Chief Executive Officer,
                                            WMX Technologies Inc., an environmental services company,
                                            and prior to that President and Chief Operating Officer,
                                            WMX Technologies Inc. Trustee of each of the funds in the
                                            Fund Complex.
Fernando Sisto............................  Professor Emeritus and, prior to 1995, Dean of the
155 Hickory Lane                            Graduate School, Stevens Institute of Technology.
Closter, NJ 07624                           Director, Dynalysis of Princeton, a firm engaged in
Date of Birth: 08/02/24                     engineering research. Trustee of each of the funds in the
                                            Fund Complex.
Wayne W. Whalen*..........................  Partner in the law firm of Skadden, Arps, Slate, Meagher
333 West Wacker Drive                       & Flom (Illinois), legal counsel to the funds in the Fund
Chicago, IL 60606                           Complex, open-end funds advised by Van Kampen American
Date of Birth: 08/22/39                     Capital Management, Inc. and closed-end funds advised by
                                            Advisory Corp. Trustee of each of the funds in the Fund
                                            Complex, open-end funds advised by Van Kampen Capital
                                            Management, Inc. and closed-end funds advised by Advisory
                                            Corp.


---------------

* Such trustees are "interested persons" (within the meaning of Section 2(a)(19) of the 1940 Act). Mr. McDonnell is an interested person of the Advisers and the Fund by reason of his positions with VKAC and its affiliates. Mr. Whalen is an interested person of the Fund by reason of his firm currently acting as legal counsel to the Fund and is an interested person of Asset Management with respect to certain funds advised by Asset Management by reason of his firm in the past acting as legal counsel to Asset Management.

                                    OFFICERS



  Messrs. Hegel, Nyberg, Wood, Sullivan, Dalmaso, Martin, Wetherell and Hill are located at One Parkview Plaza, Oakbrook Terrace, IL 60181. The Fund's other officers are located at 2800 Post Oak Blvd., Houston, TX 77056.



                                     POSITIONS AND                     PRINCIPAL OCCUPATIONS
        NAME AND AGE               OFFICES WITH FUND                    DURING PAST 5 YEARS
        ------------               -----------------                   ---------------------
Peter W. Hegel..............  Vice President                Executive Vice President of the Advisers.
  Date of Birth: 06/25/56                                   Director of Asset Management. Officer of
                                                            certain other subsidiaries of VKAC. Vice
                                                            President of each of the funds in the Fund
                                                            Complex and certain other investment
                                                            companies advised by the Advisers or their
                                                            affiliates.

Curtis W. Morell............  Vice President and Chief      Senior Vice President of the Advisers, Vice
  Date of Birth: 08/04/46     Accounting Officer            President and Chief Accounting Officer of
                                                            each of the funds in the Fund Complex and
                                                            certain other investment companies advised
                                                            by the Advisers or their affiliates.

Ronald A. Nyberg............  Vice President and Secretary  Executive Vice President, General Counsel
  Date of Birth: 07/29/53                                   and Secretary of VKAC. Executive Vice
                                                            President, General Counsel, Assistant
                                                            Secretary and a Director of the Advisers
                                                            and the Distributor. Executive Vice
                                                            President, General Counsel and Assistant
                                                            Secretary of ACCESS. Director or officer of
                                                            certain other subsidiaries of VKAC.
                                                            Director of ICI Mutual Insurance Co., a
                                                            provider of insurance to members of the
                                                            Investment Company Institute. Prior to
                                                            November 1996, Executive Vice President,
                                                            General Counsel and Secretary of VKAC
                                                            Holding. Vice President and Secretary of
                                                            each of the funds in the Fund Complex and
                                                            certain other investment companies advised
                                                            by the Advisers or their affiliates.
Don G. Powell                                               Chairman, President, Chief Executive
2800 Post Oak Blvd.                                         Officer and a Director of VKAC. Chairman,
Houston, TX 77056                                           Chief Executive Officer and a Director of
  Date of Birth: 10/19/39                                   the Advisers and the Distributor. Chairman
                                                            and a Director of ACCESS. Director or
                                                            officer of certain other subsidiaries of
                                                            VKAC. Chairman of the Board of Governors
                                                            and the Executive Committee of the
                                                            Investment Company Institute. Prior to
                                                            November, 1996, President, Chief Executive
                                                            Officer and a Director of VKAC Holding.
                                                            President, Chief Executive Officer and a
                                                            Trustee/Director of certain investment
                                                            companies advised by Asset Management and
                                                            prior to July 1996, President, Chief
                                                            Executive Officer and a Trustee of the
                                                            funds in the Fund Complex and closed-end
                                                            investment companies advised by Advisory
                                                            Corp.

                                     POSITIONS AND                     PRINCIPAL OCCUPATIONS
        NAME AND AGE               OFFICES WITH FUND                    DURING PAST 5 YEARS
        ------------               -----------------                   ---------------------

Alan T. Sachtleben..........  Vice President                Executive Vice President of the Advisers.
  Date of Birth: 04/20/42                                   Director of Asset Management. Director or
                                                            officer of certain other subsidiaries of
                                                            VKAC. Vice President of each of the funds
                                                            in the Fund Complex and certain other
                                                            investment companies advised by the
                                                            Advisers or their affiliates.

Paul R. Wolkenberg..........  Vice President                Executive Vice President of the VKAC, the
  Date of Birth: 11/10/44                                   Advisers and the Distributor. President,
                                                            Chief Executive Officer and a Director of
                                                            ACCESS. Director or officer of certain
                                                            other subsidiaries of VKAC. Vice President
                                                            of each of the funds in the Fund Complex
                                                            and certain other investment companies
                                                            advised by the Advisers or their
                                                            affiliates.

Edward C. Wood III..........  Vice President and Chief      Senior Vice President of the Advisers. Vice
  Date of Birth: 01/11/56     Financial Officer             President and Chief Financial Officer of
                                                            each of the funds in the Fund Complex and
                                                            certain other investment companies advised
                                                            by the Advisers or their affiliates.

John L. Sullivan............  Treasurer                     First Vice President of the Advisers.
  Date of Birth: 08/20/55                                   Treasurer of each of the funds in the Fund
                                                            Complex and certain other investment
                                                            companies advised by the Advisers or their
                                                            affiliates.

Tanya M. Loden..............  Controller                    Vice President of the Advisers. Controller
  Date of Birth: 11/19/59                                   of each of the funds in the Fund Complex
                                                            and other investment companies advised by
                                                            the Advisers or the affiliates.

Nicholas Dalmaso............  Assistant Secretary           Assistant Vice President and Senior
  Date of Birth: 03/01/65                                   Attorney of VKAC. Assistant Vice President
                                                            and Assistant Secretary of the Advisers and
                                                            the Distributor. Officer of certain other
                                                            subsidiaries of VKAC. Assistant Secretary
                                                            of each of the funds in the Fund Complex
                                                            and other investment companies advised by
                                                            the Advisers or the affiliates.

Huey P. Falgout, Jr.........  Assistant Secretary           Assistant Vice President and Senior
  Date of Birth: 11/15/63                                   Attorney of VKAC. Assistant Vice President
                                                            and Assistant Secretary of the Advisers,
                                                            the Distributor and ACCESS. Officer of
                                                            certain other subsidiaries of VKAC.
                                                            Assistant Secretary of each of the funds in
                                                            the Fund Complex and other investment
                                                            companies advised by the Advisers or the
                                                            affiliates.

                                     POSITIONS AND                     PRINCIPAL OCCUPATIONS
        NAME AND AGE               OFFICES WITH FUND                    DURING PAST 5 YEARS
        ------------               -----------------                   ---------------------
Scott E. Martin.............  Assistant Secretary           Senior Vice President, Deputy General
  Date of Birth: 08/20/56                                   Counsel and Assistant Secretary of VKAC.
                                                            Senior Vice President, Deputy General
                                                            Counsel and Secretary of the Advisers, the
                                                            Distributor and ACCESS. Officer of certain
                                                            other subsidiaries of VKAC. Prior to
                                                            November 1996, Senior Vice President,
                                                            Deputy General Counsel and Assistant
                                                            Secretary of VKAC Holding. Assistant
                                                            Secretary of each of the funds in the Fund
                                                            Complex and other investment companies
                                                            advised by the Advisers or the affiliates.

Weston B. Wetherell.........  Assistant Secretary           Vice President, Associate General Counsel
  Date of Birth: 06/15/56                                   and Assistant Secretary of VKAC, the
                                                            Advisers and the Distributor. Officer of
                                                            certain other subsidiaries of VKAC.
                                                            Assistant Secretary of each of the funds in
                                                            the Fund Complex and other investment
                                                            companies advised by the Advisers or the
                                                            affiliates.

Steven M. Hill..............  Assistant Treasurer           Assistant Vice President of the Advisers.
  Date of Birth: 10/16/64                                   Assistant Treasurer of each of the funds in
                                                            the Fund Complex and other investment
                                                            companies advised by the Advisers or the
                                                            affiliates.

M. Robert Sullivan..........  Assistant Controller          Assistant Vice President of the Advisers.
  Date of Birth: 03/30/33                                   Assistant Controller of each of the funds
                                                            in the Fund Complex and other investment
                                                            companies advised by the Advisers or the
                                                            affiliates.



  Each of the trustees holds the same position with each of the funds in the Fund Complex. As of December 31, 1996, there were 51 funds in the Fund Complex. Each trustee who is not an affiliated person of VKAC, the Advisers, the Distributor, ACCESS or Morgan Stanley (each a "Non-Affiliated Trustee") is compensated by an annual retainer and meeting fees for services to the funds in the Fund Complex. Each fund in the Fund Complex provides a deferred compensation plan to its Non-Affiliated Trustees that allows trustees to defer receipt of their compensation and earn a return on such deferred amounts based upon the return of the common shares of the funds in the Fund Complex as more fully described below. Each fund in the Fund Complex also provides a retirement plan to its Non-Affiliated Trustees that provides Non-Affiliated Trustees with compensation after retirement, provided that certain eligibility requirements are met as more fully described below.



  The compensation of each Non-Affiliated Trustee from each fund in the Fund Complex advised by Advisory Corp. (each a "VK Fund" and collectively the "VK Funds") includes an annual retainer in an amount equal to $2,500 per calendar year, due in four quarterly installments on the first business day of each calendar quarter. Each Non-Affiliated Trustee receives a per meeting fee from each VK Fund in the amount of $125 per regular quarterly meeting attended by the Non-Affiliated Trustee, due on the date of such meeting, plus reasonable expenses incurred by the Non-Affiliated Trustee in connection with his or her services as a trustee. Each Non-Affiliated Trustee receives a per meeting fee from each VK Fund in the amount of $125 per special meeting attended by the Non-Affiliated Trustee, due on the date of such meeting, plus reasonable expenses incurred by the Non-Affiliated Trustee in connection with his or her services as a trustee, provided that no compensation will be paid in connection with certain telephonic special meetings.



  The compensation of each Non-Affiliated Trustee from the funds in the Fund Complex advised by Asset Management (each an "AC Fund" or collectively the "AC Funds") includes an annual retainer in an amount equal to $35,000 per calendar year, due in four quarterly installments on the first business day of each calendar quarter. The AC Funds pay each Non-Affiliated Trustee a per meeting fee in the amount of $2,000 per regular quarterly meeting attended by the Non-Affiliated Trustee, due on the date of such meeting, plus reasonable expenses incurred by the Non-Affiliated Trustee in connection with his or her services as a trustee. Payment of the annual retainer and the regular meeting fee is allocated among the AC Funds (i) 50% on the basis of the relative net assets of each AC Fund to the aggregate net assets of all the AC Funds and (ii) 50% equally to each AC Fund, in each case as of the last business day of the preceding calendar quarter. Each AC Fund which is the subject of a special meeting of the trustees generally pays each Non-Affiliated Trustee a per meeting fee in the amount of $125 per special meeting attended by the Non-Affiliated Trustee, due on the date of such meeting, plus reasonable expenses incurred by the Non-Affiliated Trustee in connection with his or her services as a trustee, provided that no compensation will be paid in connection with certain telephonic special meetings.



  The trustees approved an aggregate compensation cap with respect to funds in the Fund Complex of $84,000 per Non-Affiliated Trustee per year (excluding any retirement benefits) for the period July 22, 1995 through December 31, 1996, subject to the net assets and the number of funds in the Fund Complex as of July 21, 1995 and certain other exceptions. For the calendar year ended December 31, 1996, certain trustees received aggregate compensation from the funds in the Fund Complex over $84,000 due to compensation received but not subject to the cap, including compensation from new funds added to the Fund Complex after July 22, 1995 and certain special meetings in 1996. In addition, each of Advisory Corp. or Asset Management, as the case may be, agreed to reimburse each fund in the Fund Complex through December 31, 1996 for any increase in the aggregate trustee's compensation over the aggregate compensation paid by such fund in its 1994 fiscal year, provided that if a fund did not exist for the entire 1994 fiscal year appropriate adjustments will be made.



  Each Non-Affiliated Trustee generally can elect to defer receipt of all or a portion of the compensation earned by such Non-Affiliated Trustee until retirement. Amounts deferred are retained by the Fund and earn a rate of return determined by reference to the return on the common shares of such Fund or other funds in the Fund Complex as selected by the respective Non-Affiliated Trustee, with the same economic effect as if such Non-Affiliated Trustee had invested in one or more funds in the Fund Complex. To the extent permitted by the 1940 Act, the Fund may invest in securities of those funds selected by the Non-Affiliated Trustees in order to match the deferred compensation obligation. The deferred compensation plan is not funded and obligations thereunder represent general unsecured claims against the general assets of the Fund.



  Each fund in the Fund Complex has adopted a retirement plan. Under the Fund's retirement plan, a Non-Affiliated Trustee who is receiving trustee's compensation from the Fund prior to such Non-Affiliated Trustee's retirement, has at least 10 years of service (including years of service prior to adoption of the retirement plan) and retires at or after attaining the age of 60, is eligible to receive a retirement benefit equal to $2,500 per year for each of the ten years following such trustee's retirement from the Fund. Trustees retiring prior to the age of 60 or with fewer than 10 years but more than 5 years of service may receive reduced retirement benefits from the Fund. Each trustee has served as a member of the Board of Trustees since he or she was first appointed or elected in the year set forth below. The retirement plan contains a Fund Complex retirement benefit cap of $60,000 per year. Asset Management has reimbursed each AC Fund for the expenses related to the retirement plan through December 31, 1996.

  Additional information regarding compensation and benefits for trustees is set forth below. As indicated in the notes accompanying the table, the amounts relate to either the Trust's most recently completed fiscal year or the Fund Complex' most recently completed calendar year ended December 31, 1996.



                            1996 COMPENSATION TABLE



                                                                                                            TOTAL
                                                                                                        COMPENSATION
                                                             PENSION OR          ESTIMATED MAXIMUM     BEFORE DEFERRAL
                              AGGREGATE COMPENSATION     RETIREMENT BENEFITS      ANNUAL BENEFITS         FROM FUND
                             BEFORE DEFERRAL FROM THE    ACCRUED AS PART OF     FROM THE TRUST UPON     COMPLEX PAID
          NAME(1)                    TRUST(2)                EXPENSES(3)           RETIREMENT(4)        TO TRUSTEE(5)
          -------            ------------------------    -------------------    -------------------    ---------------
J. Miles Branagan*                    $20,000                  $ 4,229                 $20,000            $104,875
Philip P. Gaughan                       3,750                    7,529                   6,750              16,875
Linda Hutton Heagy*                    20,000                      490                  20,000             104,875
Dr. Roger Hilsman                      20,000                        0                       0             103,750
R. Craig Kennedy*                      20,000                      380                  20,000             104,875
Donald C. Miller                       20,000                   13,241                   9,250             104,875
Jack E. Nelson*                        20,000                    2,636                  20,000              97,875
David Rees                              4,750                        0                       0              22,000
Jerome L. Robinson*                    20,000                   11,665                   7,250             101,625
Lawrence J. Sheehan                     4,750                        0                       0              22,000
Dr. Fernando Sisto*                    20,000                    7,056                  12,000             104,875
Wayne W. Whalen*                       20,000                    1,834                  20,000             104,875
William S. Woodside                    20,000                        0                       0             104,875


---------------

* Currently a member of the Board of Trustees. Mr. Phillip B. Rooney also is a current member of the Board of Trustees but is not included in the compensation table because he did not serve on the Board of Trustees or receive any compensation from the Trust prior to April 14, 1997. Messrs. McDonnell and Powell, also trustees of the Trust during all or a portion of the Trust's last fiscal year, are not included in the compensation table because they are affiliated persons of the Advisers and are not eligible for compensation or retirement benefits from the Trust.



(1) Persons not designated by an asterisk are not currently members of the Board of Trustees, but were members of the Board of Trustees during the Trust's most recently completed fiscal year. Messrs. Gaughan and Rees retired from the Board of Trustees on January 26, 1996 and January 29, 1996, respectively. Mr. Sheehan was removed from the Board of Trustees effective January 29, 1996. Messrs. Hilsman, Miller and Woodside retired from the Board of Trustees on December 31, 1996.



(2) The amounts shown in this column represent the aggregate compensation before deferral from all eight series of the Trust, including the Fund, with respect to the Trust's fiscal year ended December 31, 1996. The detail of aggregate compensation before deferral for each series, including the Fund, are shown in Table A below. Certain trustees deferred compensation from the Trust during the fiscal year ended December 31, 1996; the aggregate compensation deferred from all eight series of the Trust, including the Fund, is as follows: Mr. Branagan, $5,750; Mr. Gaughan, $3,750; Ms. Heagy, $15,000; Mr. Kennedy, $9,500; Mr. Miller, $20,000; Mr. Nelson, $20,000; Mr.
    Robinson, $18,000; and Mr. Whalen, $19,625. The details of amounts deferred for each series, including the Fund, are shown in Table B below. Amounts deferred are retained by the respective fund and earn a rate of return determined by reference to either the return on the common shares of such fund or other funds in the Fund Complex as selected by the respective Non-Affiliated Trustee, with the same economic effect as if such Non-Affiliated Trustee had invested in one or more funds in the Fund Complex. To the extent permitted by the 1940 Act, each fund may invest in securities of those funds selected by the Non-Affiliated Trustees in order to match the deferred compensation obligation. The cumulative deferred compensation (including interest) accrued with respect to each trustee from all eight series of the Trust, including the Fund, as of the Trust's fiscal year ended December 31, 1996 is as follows: Mr. Branagan, $5,678; Mr. Gaughan, $20,094; Ms. Heagy, $20,472; Mr. Kennedy, $47,294; Mr. Miller, $55,827; Mr. Nelson, $57,771; Mr. Robinson, $54,847; and Mr. Whalen,
    $49,269. The details of cumulative deferred compensation (including interest) for each series, including the Fund, are shown in Table C below. The deferred compensation plan is described above the Compensation Table.



(3) The amounts shown in this column represent the retirement benefits accrued by all eight series of the Trust, including the Fund, with respect to the Trust's fiscal year ended December 31, 1996. The details of retirement benefits accrued for each series, including the Fund, are shown in Table D below. The retirement plan is described above the Compensation Table.



(4) This is the estimated maximum annual benefits payable by the Trust in each year of the 10-year period commencing in the year of such trustee's retirement from the Trust. The estimated maximum annual benefit, except for trustees who have retired or are near retirement, is based upon $2,500 per series assuming: the trustee has 10 or more years of service on the Board of Trustees (including years of service prior to the adoption of the retirement plan) and retires at or after attaining the age of 60. Trustees retiring prior to the age of 60 or with fewer than 10 years of service for a series of the Trust may receive reduced retirement benefits from such series. The actual annual benefit may be less if the trustee is subject to the Fund Complex retirement benefit cap or if the trustee is not fully vested at the time of retirement. Each Non-Affiliated Trustee of the Board of Trustees has served as a member of the Board of Trustees since he or she was first appointed or elected in the year set forth in Table E below.



(5) The amounts shown in this column represent the aggregate compensation paid by all 51 of the investment companies in the Fund Complex as of December 31, 1996 before deferral by the trustees under the deferred compensation plan. Certain trustees deferred all or a portion of their aggregate compensation from the Fund Complex during the calendar year ended December 31, 1996. The deferred compensation earns a rate of return determined by reference to the return on the shares of the funds in the Fund Complex as selected by the respective Non-Affiliated Trustee, with the same economic effect as if such Non-Affiliated Trustee had invested in one or more funds in the Fund Complex. To the extent permitted by the 1940 Act, the Fund may invest in securities of those investment companies selected by the Non-Affiliated Trustees in order to match the deferred compensation obligation. The trustees' Fund Complex compensation cap covered the period July 22, 1995 through December 31, 1996. For the calendar year ended December 31, 1996, certain trustees received compensation over $84,000 in the aggregate due to compensation received but not subject to the cap, including compensation from new funds added to the Fund Complex after July 22, 1995 and certain special meetings in 1996. The Advisers and their affiliates also serve as investment adviser for other investment companies; however, with the exception of Messrs. McDonnell, Powell and Whalen, the trustees were not trustees of such investment companies. Combining the Fund Complex with other investment companies advised by the Advisers and their affiliates, Mr. Whalen received Total Compensation of $243,375 during the calendar year ended December 31, 1996.



  As of April 4, 1997, the trustees and officers of the Fund as a group owned less than 1% of the shares of the Fund.

                                                                         TABLE A


           1996 AGGREGATE COMPENSATION FROM THE TRUST AND EACH SERIES


                                                                               TRUSTEE
                                   FISCAL    ----------------------------------------------------------------------------
       FUND NAME                  YEAR-END   BRANAGAN   GAUGHAN   HEAGY    HILSMAN   KENNEDY   MILLER    NELSON     REES
       ---------                  --------   --------   -------   -----    -------   -------   ------    ------     ----
 Insured Tax Free Income Fund....  12/31     $ 3,125    $  625    $3,125   $3,125    $3,125    $ 3,125   $ 3,125   $  750
 Tax Free High Income Fund.......  12/31       3,125       625     3,125    3,125     3,125      3,125     3,125      750
 California Insured Tax Free
   Income Fund...................  12/31       3,125       625     3,125    3,125     3,125      3,125     3,125      750
 Municipal Income Fund...........  12/31       3,125       625     3,125    3,125     3,125      3,125     3,125      750
 Intermediate Term Municipal
   Income Fund...................  12/31       3,125       625     3,125    3,125     3,125      3,125     3,125      750
 Florida Insured Tax Free Income
   Fund..........................  12/31       3,125       625     3,125    3,125     3,125      3,125     3,125      750
 New Jersey Tax Free Income
   Fund..........................  12/31         625         0       625      625       625        625       625      125
 New York Tax Free Income Fund...  12/31         625         0       625      625       625        625       625      125
   Trust Total...................             20,000     3,750    20,000   20,000    20,000     20,000    20,000    4,750

                                                       TRUSTEE
                                   ------------------------------------------------
       FUND NAME                   ROBINSON   SHEEHAN   SISTO    WHALEN    WOODSIDE
       ---------                   --------   -------   -----    ------    --------
 Insured Tax Free Income Fund....   $3,125    $  750    $3,125   $ 3,125    $3,125
 Tax Free High Income Fund.......    3,125       750     3,125     3,125     3,125
 California Insured Tax Free
   Income Fund...................    3,125       750     3,125     3,125     3,125
 Municipal Income Fund...........    3,125       750     3,125     3,125     3,125
 Intermediate Term Municipal
   Income Fund...................    3,125       750     3,125     3,125     3,125
 Florida Insured Tax Free Income
   Fund..........................    3,125       750     3,125     3,125     3,125
 New Jersey Tax Free Income
   Fund..........................      625       125       625       625       625
 New York Tax Free Income Fund...      625       125       625       625       625
   Trust Total...................   20,000     4,750    20,000    20,000    20,000



                                                                         TABLE B



      1996 AGGREGATE COMPENSATION DEFERRED FROM THE TRUST AND EACH SERIES


                                                                                     TRUSTEE
                                     FISCAL    -----------------------------------------------------------------------------------
     FUND NAME                      YEAR-END   BRANAGAN   GAUGHAN   HEAGY    HILSMAN   KENNEDY   MILLER   NELSON   REES   ROBINSON
     ---------                      --------   --------   -------   -----    -------   -------   ------   ------   ----   --------
 Insured Tax Free Income Fund.....   12/31      $  875    $  625    $2,500     $0      $1,500    $3,125   $3,125    $0     $3,125
 Tax Free High Income Fund........   12/31         875       625     2,500      0       1,500     3,125    3,125     0      3,125
 California Insured Tax Free
   Income Fund....................   12/31         875       625     2,500      0       1,500     3,125    3,125     0      1,500
 Municipal Income Fund............   12/31         875       625     2,500      0       1,500     3,125    3,125     0      3,125
 Intermediate Term Municipal
   Income Fund....................   12/31         875       625     2,500      0       1,500     3,125    3,125     0      3,125
 Florida Insured Tax Free Income
   Fund...........................   12/31         875       625     2,500      0       1,500     3,125    3,125     0      3,125
 New Jersey Tax Free Income
   Fund...........................   12/31         250         0         0      0         250       625      625     0        625
 New York Tax Free Income Fund....   12/31         250         0         0      0         250       625      625     0        250
   Trust Total....................               5,750     3,750    15,000      0       9,500    20,000   20,000     0     18,000

                                                  TRUSTEE
                                    -----------------------------------
     FUND NAME                      SHEEHAN   SISTO   WHALEN   WOODSIDE
     ---------                      -------   -----   ------   --------
 Insured Tax Free Income Fund.....    $0       $0     $3,125      $0
 Tax Free High Income Fund........     0        0     3,125        0
 California Insured Tax Free
   Income Fund....................     0        0     3,125        0
 Municipal Income Fund............     0        0     3,125        0
 Intermediate Term Municipal
   Income Fund....................     0        0     3,125        0
 Florida Insured Tax Free Income
   Fund...........................     0        0     3,125        0
 New Jersey Tax Free Income
   Fund...........................     0        0       625        0
 New York Tax Free Income Fund....     0        0       250        0
   Trust Total....................     0        0     19,625       0



                                                                         TABLE C



        CUMULATIVE COMPENSATION DEFERRED (PLUS INTEREST) FROM THE TRUST


                                AND EACH SERIES


                                                                                    TRUSTEE
                                    FISCAL    -----------------------------------------------------------------------------------
     FUND NAME                     YEAR-END   BRANAGAN   GAUGHAN   HEAGY    HILSMAN   KENNEDY   MILLER   NELSON   REES   ROBINSON
     ---------                     --------   --------   -------   -----    -------   -------   ------   ------   ----   --------
 Insured Tax Free Income Fund.....  12/31      $  864    $3,486    $3,412     $0      $7,792    $9,083   $9,476    $0     $8,925
 Tax Free High Income Fund........  12/31         864     3,486     3,412      0       7,792     9,083    9,476     0      8,925
 California Insured Tax Free
   Income Fund....................  12/31         864     3,486     3,412      0       7,792     9,083    9,476     0      8,925
 Municipal Income Fund............  12/31         864     3,486     3,412      0       7,792     9,083    9,083     0      8,925
 Intermediate Term Municipal
   Income Fund....................  12/31         864     3,486     3,412      0       7,792     9,083    9,476     0      8,925
 Florida Insured Tax Free Income
   Fund...........................  12/31         864     1,628     3,412      0       4,228     5,766    5,912     0      5,648
 New Jersey Tax Free Income
   Fund...........................  12/31         247       518         0      0       2,053     2,323    2,436     0      2,287
 New York Tax Free Income Fund....  12/31         247       518         0      0       2,053     2,323    2,436     0      2,287
   Trust Total....................              5,678    20,094    20,472      0      47,294    55,827   57,771     0     54,847

                                                  TRUSTEE
                                    -----------------------------------
     FUND NAME                      SHEEHAN   SISTO   WHALEN   WOODSIDE
     ---------                      -------   -----   ------   --------
 Insured Tax Free Income Fund.....    $0       $0     $7,967      $0
 Tax Free High Income Fund........     0        0     7,967        0
 California Insured Tax Free
   Income Fund....................     0        0     7,967        0
 Municipal Income Fund............     0        0     7,967        0
 Intermediate Term Municipal
   Income Fund....................     0        0     7,967        0
 Florida Insured Tax Free Income
   Fund...........................     0        0     5,486        0
 New Jersey Tax Free Income
   Fund...........................     0        0     1,974        0
 New York Tax Free Income Fund....     0        0     1,974        0
   Trust Total....................     0        0     49,269       0

                                                                         TABLE D



       1996 RETIREMENT BENEFITS ACCRUED AS PART OF EXPENSES FOR THE TRUST


                                AND EACH SERIES


                                                                                TRUSTEE
                                   FISCAL    --------------------------------------------------------------------------
FUND NAME                         YEAR-END   BRANAGAN   GAUGHAN   HEAGY   HILSMAN   KENNEDY   MILLER   NELSON    REES
---------                         --------   --------   -------   -----   -------   -------   ------   ------    ----
 Insured Tax Free Income Fund.....   12/31         499     2,086      56          0      48      3,503      394     0
 Tax Free High Income Fund........   12/31         499     2,039      56          0      48      3,532      383     0
 California Insured Tax Free
   Income Fund....................   12/31         499     1,950      56          0      47      3,440      373     0
 Municipal Income Fund............   12/31         499     1,454      56          0      46      2,766      315     0
 Intermediate Term Municipal
   Income Fund....................   12/31         499         0      56          0      41          0      259     0
 Florida Insured Tax Free Income
   Fund...........................   12/31         578         0      70          0      50          0      304     0
 New Jersey Tax Free Income
   Fund...........................   12/31         578         0      70          0      50          0      304     0
 New York Tax Free Income Fund....   12/31         578         0      70          0      50          0      304     0
   Trust Total....................               4,229     7,529     490          0     380     13,241    2,636     0

                                                        TRUSTEE
                                    -----------------------------------------------
FUND NAME                           ROBINSON   SHEEHAN   SISTO    WHALEN   WOODSIDE
---------                           --------   -------   -----    ------   --------
 Insured Tax Free Income Fund.....    2,490         0       861     283          0
 Tax Free High Income Fund........    2,472         0       861     272          0
 California Insured Tax Free
   Income Fund....................    2,439         0       861     265          0
 Municipal Income Fund............    2,346         0       861     219          0
 Intermediate Term Municipal
   Income Fund....................    1,918         0       861     177          0
 Florida Insured Tax Free Income
   Fund...........................        0         0       917     206          0
 New Jersey Tax Free Income
   Fund...........................        0         0       917     206          0
 New York Tax Free Income Fund....        0         0       917     206          0
   Trust Total....................   11,665         0     7,056   1,834          0



                                                                         TABLE E



          YEAR OF ELECTION OR APPOINTMENT TO EACH SERIES OF THE TRUST



                                                                                         TRUSTEE
                                                        -------------------------------------------------------------------------
FUND NAME                                               BRANAGAN   HEAGY    KENNEDY   NELSON   ROONEY   ROBINSON   SISTO   WHALEN
---------                                               --------   -----    -------   ------   ------   --------   -----   ------
  Insured Tax Free Income Fund.........................   1995      1995     1993      1984     1997      1992     1995     1984
  Tax Free High Income Fund............................   1995      1995     1993      1985     1997      1992     1995     1985
  California Insured Tax Free Income Fund..............   1995      1995     1993      1985     1997      1992     1995     1985
  Municipal Income Fund................................   1995      1995     1993      1990     1997      1992     1995     1990
  Intermediate Term Municipal Income Fund..............   1995      1995     1993      1993     1997      1993     1995     1993
  Florida Insured Tax Free Income Fund.................   1995      1995     1994      1994     1997      1994     1995     1994
  New Jersey Tax Free Income Fund......................   1995      1995     1994      1994     1997      1994     1995     1994
  New York Tax Free Income Fund........................   1995      1995     1994      1994     1997      1994     1995     1994



  As of April 4, 1997, no person was known by the Fund to own beneficially or to hold of record as much as 5% of the outstanding Class A Shares, Class B Shares or Class C Shares of the Fund, except as follows:



                                                               AMOUNT OF
                                                              OWNERSHIP AT        CLASS OF       PERCENTAGE
               NAME AND ADDRESS OF HOLDER                    APRIL 4, 1997         SHARES        OWNERSHIP
               --------------------------                    -------------        --------       ----------
Wheat First FBO..........................................          29,904            A              5.78%
  A/C 7912-9391
  Grace G. Tullio
  P.O. Box 672
  Ridgewood, NJ 07451-0672
MLPF&S for the Sole Benefit of Its Customers.............          14,151            C             22.83%
  Attn: Fund Administration
  4800 Deer Lake Dr. E.
  3rd FL
  Jacksonville, FL 32246-6484
Louise I. Grill..........................................          11,880            C             19.16%
  c/o Alvin H. Frankel
  POA 601 Haddonae
  Collingswood, NJ 08108-3703
Wexford Clearing Services Corp. FBO......................           7,035            C             11.35%
  Dr. Gary Karakashian
  c/o Vincent Karakashian
  46 Seaview Ave.
  Monmouth Beach, NJ 07750-1224

                                                               AMOUNT OF
                                                              OWNERSHIP AT        CLASS OF       PERCENTAGE
               NAME AND ADDRESS OF HOLDER                    APRIL 4, 1997         SHARES        OWNERSHIP
               --------------------------                    -------------        --------       ----------
PaineWebber for the Benefit of Sam Aldenderfer...........           5,319            C              8.58%
  3030 Edwin Avenue
  Apt. 3B
  Fort Lee, NJ 07024-3413
Ellen Carr & Arthur Carr & Ronald Carr JT Ten............           4,259            C              6.87%
  192 Hidden Hollow
  Edison, NJ 08820-1066
Edward D. Jones & CO F/A/O...............................           3,952            C              6.37%
John H. Schroeder & Carol A. Schroeder EDJ#
  750-03581-19
  P.O. Box 2500
  Maryland Heights, MO 5043-8500
Garden State Cutting.....................................           3,827            C              6.17%
  Attn: Vincent Landi
  212 Brook Ave.
  Passaic, NJ 07055-3300
Advest, Inc..............................................           3,257            C              5.25%
  309-03495-19
  90 State House Square
  Hartford, CT 06103-3702


                     INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISORY AGREEMENT


  The Adviser was incorporated as a Delaware corporation in 1982 (and through December 31, 1987 transacted business under the name of American Portfolio Advisory Service Inc.).



  The Adviser is a wholly-owned subsidiary of Van Kampen American Capital, Inc. ("VKAC"), which is a wholly-owned subsidiary of VK/AC Holding, Inc. VK/AC Holding, Inc. is a wholly-owned subsidiary of MSAM Holdings II, Inc. which, in turn, is a wholly-owned subsidiary of Morgan Stanley Group Inc. The principal office of the Fund, the Adviser, the Distributor and VKAC is located at One Parkview Plaza, Oakbrook Terrace, Illinois 60181.



  Morgan Stanley Group Inc. and various of its directly or indirectly owned subsidiaries, including Morgan Stanley & Co. Incorporated, a registered broker-dealer and investment adviser, and Morgan Stanley International, are engaged in a wide range of financial services. Their principal businesses include securities underwriting, distribution and trading; merger, acquisition, restructuring and other corporate finance advisory activities; merchant banking; stock brokerage and research services; asset management; trading of futures, options, foreign exchange, commodities and swaps (involving foreign exchange, commodities, indices and interest rates); real estate advice, financing and investing; and global custody, securities clearance services and securities lending.



  On February 5, 1997, Morgan Stanley Group Inc. and Dean Witter, Discover & Co. announced that they had entered into an Agreement and Plan of Merger to form Morgan Stanley, Dean Witter, Discover & Co. Subject to certain conditions being met, it is currently anticipated that the transaction will close in mid-1997. Thereafter, Van Kampen American Capital Asset Management, Inc. will be an indirect subsidiary of Morgan Stanley, Dean Witter, Discover & Co.



  Dean Witter, Discover & Co. is a financial services company with three major businesses; full service brokerage, credit services and asset management.

  The investment advisory agreement between the Adviser and the Fund provides that the Adviser will supply investment research and portfolio management, including the selection of securities for the Fund to purchase. The Adviser also administers the business affairs of the Fund, furnishes offices, necessary facilities and equipment, provides administrative services, and permits its officers and employees to serve without compensation as officers of the Fund and trustees of the Trust if duly elected to such positions.


  The agreement provides that the Adviser shall not be liable for any error of judgment or of law, or for any loss suffered by the Fund in connection with the matters to which the agreement relates, except a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of the Adviser in the performance of its obligations and duties, or by reason of its reckless disregard of its obligations and duties under the agreement.

  The Adviser's activities are subject to the review and supervision of the Board of Trustees of the Trust, of which the Fund is a series, to whom the Adviser renders periodic reports of the Fund's investment activities.

  The agreement will continue in effect from year to year if specifically approved by the Trustees of the Trust, of which the Fund is a separate series (or by the Fund's shareholders), and by the disinterested trustees in compliance with the requirements of the 1940 Act. The agreement may be terminated without penalty upon 60 days' written notice by either party thereto and will automatically terminate in the event of assignment.

  The investment advisory agreement specifies that the Adviser will reimburse the Fund for annual expenses of the Fund which exceed the most stringent limit prescribed by any state in which the Fund's shares are offered for sale. Currently, the most stringent limit in any state would require such reimbursement to the extent that aggregate operating expenses of the Fund (excluding interest, taxes and other expenses which may be excludable under applicable state law) exceed in any fiscal year 2 1/2% of the average annual net assets of the Fund up to $30 million, 2% of the average annual net assets of the Fund of the next $70 million, and 1 1/2% of the remaining average annual net assets of the Fund. In addition to making any required reimbursements, the Adviser may in its discretion, but is not obligated to, waive all or any portion of its fee or assume all or any portion of the expenses of the Fund.


  For the year ended December 31, 1996, 1995, and 1994, the Fund paid advisory expenses of $0, $0 and $0, respectively.


OTHER AGREEMENTS


  ACCOUNTING SERVICES AGREEMENT. The Fund has also entered into an accounting services agreement pursuant to which the Adviser provides accounting services supplementary to those provided by the Custodian. Such services are expected to enable the Fund to more closely monitor and maintain its accounts and records. The Fund shares together with the other Van Kampen American Capital mutual funds in the cost of providing such services, with 25% of such costs shared proportionately based on the respective number of classes of securities issued per fund and the remaining 75% of such cost based proportionally on their respective net assets per fund.



  For the years ending December 31, 1996, 1995, and 1994, the Adviser waived its cost of providing accounting services to the Fund.



  LEGAL SERVICES AGREEMENT. The Fund and each of the other Van Kampen American Capital Funds advised by the Adviser and distributed by the Distributor have entered into Legal Services Agreements pursuant to which Van Kampen American Capital provides legal services, including without limitation: accurate maintenance of the fund's minute books and records, preparation and oversight of the fund's regulatory reports, and other information provided to shareholders, as well as responding to day-to-day legal issues on behalf of the funds. Payment by the Fund for such services is made on a cost basis for the salary and salary related benefits, including but not limited to bonuses, group insurances and other regular wages for the employment of personnel, as well as overhead and the expenses related to the office space and the equipment necessary to render the legal services. Other funds distributed by the Distributor also receive legal services from Van Kampen American Capital. Of the total costs for legal services provided to funds distributed by the Distributor, one half of such costs are allocated equally to each fund and the remaining one half of such costs are allocated to specific funds based on monthly time records.

  For the years ending December 31, 1996, 1995 and 1994, Van Kampen American Capital waived its cost of providing legal services to the Fund.



                     CUSTODIAN AND INDEPENDENT ACCOUNTANTS


  State Street Bank and Trust Company, 225 Franklin Street, P.O. Box 1713, Boston, MA 02105-1713, is the custodian of the Fund and has custody of all securities and cash of the Fund. The custodian, among other things, attends to the collection of principal and income, and payment for and collection of proceeds of securities bought and sold by the Fund.


  The independent accountants for the Fund are KPMG Peat Marwick LLP, Chicago, Illinois. The selection of independent accountants will be subject to ratification by the shareholders of the Fund at any annual meeting of shareholders.


                PORTFOLIO TRANSACTIONS AND BROKERAGE ALLOCATION

  The Adviser will place orders for portfolio transactions for the Fund with broker-dealer firms giving consideration to the quality, quantity and nature of each firm's professional services. These services include execution, clearance procedures, wire service quotations and statistical and other research information provided to the Fund, or the Adviser, including quotations necessary to determine the value of the Fund's net assets. Any research benefits derived are available for all clients of the Adviser. Since statistical and other research information is only supplementary to the research efforts of the Adviser to the Fund and still must be analyzed and reviewed by its staff, the receipt of research information is not expected to materially reduce its expenses. In selecting among the firms believed to meet the criteria for handling a particular transaction, the Fund's Adviser may take into consideration that certain firms have sold or are selling shares of the Fund and that certain firms provide market, statistical or other research information to the Fund and the Adviser, and may select firms that are affiliated with the Fund, the Adviser, or its distributor and other principal underwriters.

  If it is believed to be in the best interests of the Fund, the Adviser may place portfolio transactions with brokers who provide the types of service described above, even if it means the Fund will have to pay a higher commission (or, if the broker's profit is part of the cost of the security, will have to pay a higher price for the security), than would be the case if no weight were given to the broker's furnishing of those research services. This will be done, however, only if, in the opinion of the Fund's Adviser, the amount of additional commission or increased cost is reasonable in relation to the value of such services.

  In selecting among the firms believed to meet the criteria for handling a particular transaction, the Adviser may take into consideration that certain firms (i) provide market, statistical or other research information such as set forth above to the Fund and the Adviser, (ii) have sold or are selling shares of the Fund and (iii) may select firms that are affiliated with the Fund, its investment adviser or its distributor and other principal underwriters. If purchases or sales of securities of the Fund and of one or more other investment companies or clients supervised by the Adviser are considered at or about the same time, transactions in such securities will be allocated among the several investment companies and clients in a manner deemed equitable to all by the Adviser, taking into account the respective sizes of the Fund and other investment companies and clients and the amount of securities to be purchased or sold. Although it is possible that in some cases this procedure could have a detrimental effect on the price or volume of the security as far as the Fund is concerned, it is also possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to the Fund.

  While the Adviser will be primarily responsible for the placement of the Fund's business, the policies and practices in this regard must be consistent with the foregoing and will at all times be subject to review by the trustees of the Trust, of which the Fund is a separate series.

  The trustees have adopted certain policies incorporating the standards of Rule 17e-1 issued by the SEC under the 1940 Act which requires that the commissions paid to the Distributor and other affiliates of the Fund must be reasonable and fair compared to the commissions, fees or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities during a comparable period of time. The rule and procedures also contain review requirements and require the Adviser to furnish reports to the trustees and to maintain records in connection with such reviews. After consideration of all factors deemed relevant, the Trustees will consider from time to time whether the advisory fee for the Fund will be reduced by all or a portion of the brokerage commission given to affiliated brokers.

  State securities laws may differ from the interpretations of federal law expressed herein, and banks and financial institutions may be required to register as dealers pursuant to state law.

                             TAX STATUS OF THE FUND


  The Trust and any of its series, including the Fund, will be treated as separate corporations for federal income tax purposes. The Fund intends to qualify each year and to elect to be treated as a regulated investment company under the Code. If the Fund so qualifies and distributes each year to its shareholders at least 90% of its net investment income (including tax-exempt interest, taxable income and net short-term capital gain, but not net capital gains, which are the excess of long-term capital gains over net short-term capital losses) in each year, it will not be required to pay federal income taxes on any income distributed to shareholders. The Fund intends to distribute at least the minimum amount of net investment income necessary to satisfy the 90% distribution requirement. The Fund will not be subject to federal income tax on any net capital gains distributed to shareholders.



  The table below illustrates approximate equivalent taxable and tax-free yields at the 1997 federal and New Jersey State gross income tax rates in effect on the date of this Statement of Additional Information.


  The table shows, for example, that a couple with a taxable income of $90,000, or a single individual with a taxable income of $55,000, whose investments earn a 6% tax-free yield, would have to earn approximately an 8.82% taxable yield at current federal and state income tax rates to receive the same benefit.


         1997 FEDERAL AND NEW JERSEY STATE TAXABLE VS. TAX-FREE YIELDS



     SINGLE             JOINT         MARGINAL
     RETURN             RETURN        TAX RATE*   3.0%   3.5%   4.0%   4.5%   5.0%   5.5%   6.0%    6.5%    7.0%    7.5%    8.0%
----------------   ----------------   ---------   ----   ----   ----   ----   ----   ----   -----   -----   -----   -----   -----
                                                                    TAXABLE EQUIVALENT ESTIMATED CURRENT RETURN
                                                  -------------------------------------------------------------------------------
$      0-- 24,650  $     0-- 41,200     16.49%    3.59%  4.19%  4.79%  5.39%  5.99%  6.59%   7.18%   7.78%   8.38%   8.98%   9.58%
  24,651-- 59,750   41,201-- 99,600     31.98     4.41   5.15   5.88   6.62   7.35   8.09    8.82    9.56   10.29   11.03   11.76
  59,751-- 75,000   99,601--151,750     34.81     4.60   5.37   6.14   6.90   7.67   8.44    9.20    9.97   10.74   11.50   12.27
  75,001--124,650         --            35.40     4.64   5.42   6.19   6.97   7.74   8.51    9.29   10.06   10.84   11.61   12.38
 124,651--271,050  151,751--271,050     40.08     5.01   5.84   6.68   7.51   8.34   9.18   10.01   10.85   11.68   12.52   13.35
    Over 271,050       Over 271,050     43.45     5.31   6.19   7.07   7.96   8.84   9.73   10.61   11.49   12.38   13.26   14.15


---------------

* Combined state and federal tax top marginal rate. The tax rate brackets listed are the 1997 federal income tax rate brackets. Because New Jersey's gross income tax utilizes a different set of rate brackets, more than one New Jersey gross income tax bracket may fall within a particular federal bracket. In those federal brackets where this is so, the highest marginal New Jersey gross income tax rate has been used for purposes of the table. This tends to slightly increase the taxable equivalent estimated current return shown above for lesser income amounts within certain federal brackets, but not by more than approximately 0.45% in the chart above.


                                THE DISTRIBUTOR


  The Distributor offers one of the industry's broadest lines of investments -- encompassing mutual funds, closed-end funds and unit investment trusts -- and is currently the nation's 5th largest broker-sold mutual fund group according to Strategic Insight, July 1995. VKAC manages or supervises more than $57 billion in mutual funds, closed-end funds and unit investment trusts -- assets which have been entrusted to VKAC in more than 2 million investor accounts. VKAC has one of the largest research teams (outside of the rating agencies) in the country, with more than 80 analysts devoted to various specializations. Each of our high yield analysts, based either in San Francisco, Chicago, Houston or Boston, has the responsibility to cover a specific region of the country. This regional focus enables each high yield analyst to provide more specialized coverage of the market and alert the portfolio manager to issues of local importance.



  Shares of the Fund are offered continuously through Van Kampen American Capital Distributors, Inc., One Parkview Plaza, Oakbrook Terrace, Illinois 60181. The Distributor is a wholly-owned subsidiary of MSAM Holdings II, Inc. which, in turn, is a wholly-owned subsidiary of Morgan Stanley Group Inc. The principal office of the Fund, the Adviser, the Distributor and VKAC is located at One Parkview Plaza, Oakbrook Terrace, Illinois 60181.



  Morgan Stanley Group Inc. and various of its directly or indirectly owned subsidiaries, including Morgan Stanley & Co. Incorporated, a registered broker-dealer and investment adviser, and Morgan Stanley International, are engaged in a wide range of financial services. Their principal businesses include securities underwriting, distribution and trading; merger, acquisition, restructuring and other corporate finance advisory activities; merchant banking; stock brokerage and research services; asset management; trading of futures, options, foreign exchange, commodities and swaps (involving foreign exchange, commodities, indices and interest rates); real estate advice, financing and investing; and global custody, securities clearance services and securities lending.



  On February 5, 1997, Morgan Stanley Group Inc. and Dean Witter, Discover & Co. announced that they had entered into an Agreement and Plan of Merger to form Morgan Stanley, Dean Witter, Discover & Co. Subject to certain conditions being met, it is currently anticipated that the transaction will close in mid-1997. Thereafter, Van Kampen American Capital Asset Management, Inc. will be an indirect subsidiary of Morgan Stanley, Dean Witter, Discover & Co.



  Dean Witter, Discover & Co. is a financial services company with three major businesses; full service brokerage, credit services and asset management.



  Pursuant to a distribution agreement, the Distributor will purchase shares of the Fund for resale to the public, either directly or through securities dealers, and is obligated to purchase only those shares for which it has received purchase orders. A discussion of how to purchase and redeem the Fund's shares and how the Fund's shares are priced is contained in the Prospectus.



                         DISTRIBUTION AND SERVICE PLANS



  The Fund has adopted a distribution plan (the "Distribution Plan") with respect to each class of its shares pursuant to Rule 12b-1 under the 1940 Act. The Fund also has adopted a service plan (the "Service Plan") with respect to each class of shares. The Distribution Plan and Service Plan sometimes are referred to herein collectively as the "Plans". The Plans provide that the Fund may spend a portion of the Fund's average daily net assets attributable to each class of shares in connection with distribution of the respective class of shares and in connection with the provision of ongoing services to shareholders of such class, respectively. The Plans are being implemented through an agreement (the "Distribution and Service Agreement") with the Distributor and sub-agreements between the Distributor and members of the NASD acting as securities dealers and NASD members or eligible non-members who are acting as brokers or agents and similar agreements between the Fund and financial intermediaries acting as brokers (collectively, "Selling Agreements") that may provide for their customers or clients certain services or assistance, which may include, but not be limited to, processing purchase and redemption transactions, establishing and maintaining shareholder accounts regarding the Fund, and such other services as may be agreed to from time to time and as may be permitted by applicable statute, rule or regulation. Brokers, dealers and financial intermediaries that have entered into sub-agreements with the Distributor and sell shares of the Fund are referred to herein as "financial intermediaries."


  The Distributor must submit quarterly reports to the Board of Trustees of the Trust, of which the Fund is a series, setting forth separately by class of shares all amounts paid under the Plans and the purposes for which such expenditures were made, together with such other information as from time to time is reasonably requested by the Trustees. The Plans provide that they will continue in full force and effect from year to year so long as such continuance is specifically approved by a vote of the Trustees, and also by a vote of the disinterested Trustees, cast in person at a meeting called for the purpose of voting on the Plans. Each of the

Plans may not be amended to increase materially the amount to be spent for the services described therein with respect to either class of shares without approval by a vote of a majority of the outstanding voting shares of such class, and all material amendments to either of the Plans must be approved by the Trustees and also by the disinterested Trustees. Each of the Plans may be terminated with respect to either class of shares at any time by a vote of a majority of the disinterested Trustees or by a vote of a majority of the outstanding voting shares of such class.


  For the fiscal year ended December 31, 1996, the Fund's aggregate expenses under the Plans for Class A shares were $14,325 or 0.21% of the Class A shares' average net assets. Such expenses were paid to reimburse the Distributor for payments made to financial intermediaries for servicing Fund shareholders and for administering the Plans. For the fiscal year ended December 31, 1996, the Fund's aggregate expenses under the Plans for Class B shares were $82,603 or 0.96% of the Class B shares' average net assets. Such expenses were paid to reimburse the Distributor for the following payments: $64,752 for commissions and transaction fees paid to financial intermediaries in respect of sales of Class B shares of the Fund and $17,851 for fees paid to financial intermediaries for servicing Class B shareholders and administering the Plans. For the fiscal year ended December 31, 1996, the Fund's aggregate expenses under the Plans for Class C shares were $6,671 or 0.96% of the Class C shares' average net assets. Such expenses were paid to reimburse the Distributor for the following payments:
$3,148 for commissions and transaction fees paid to financial intermediaries in respect of sales of Class C shares of the Fund and $3,523 for fees paid to financial intermediaries for servicing Class C shareholders and administering the Plans.


                                 LEGAL COUNSEL


  Counsel to the Fund is Skadden, Arps, Slate, Meagher & Flom (Illinois) and Crummy, Del Deo, Dolan, Griffinger & Vecchione, Newark, New Jersey.


                            PERFORMANCE INFORMATION

  From time to time marketing materials may provide a portfolio manager update, an adviser update or discuss general economic conditions and outlooks. The Fund's marketing materials may also show the Fund's asset class diversification, top five sectors, ten largest holdings and other Fund asset structures, such as duration, maturity, coupon, NAV, rating breakdown, AMT exposure and number of issues in the portfolio. Materials may also mention how Van Kampen American Capital believes the Fund compares relative to other Van Kampen American Capital funds. Materials may also discuss the Dalbar Financial Services study from 1984 to 1994 which studied investor cash flow into and out of all types of mutual funds. The ten year study found that investors who bought mutual fund shares and held such shares outperformed investors who bought and sold. The Dalbar study conclusions were consistent regardless of if shareholders purchased their funds in direct or sales force distribution channels. The study showed that investors working with a professional representative have tended over time to earn higher returns than those who invested directly. The Fund will also be marketed on the Internet.

  The Fund's yield quotation is determined on a monthly basis with respect to the immediately preceding 30 day period, and yield is computed by dividing the Fund's net investment income per share of a given class earned during such period by the Fund's maximum offering price (including, with respect to the Class A Shares, the maximum initial sales charge) per share of such class on the last day of such period. The Fund's net investment income per share is determined by taking the interest attributable to a given class of shares earned by the Fund during the period, subtracting the expenses attributable to a given class of shares accrued for the period (net of any reimbursements), and dividing the result by the average daily number of the shares of each class outstanding during the period that were entitled to receive dividends. The yield calculation formula assumes net investment income is earned and reinvested at a constant rate and annualized at the end of a six month period. Yield will be computed separately for each class of shares. Class B Shares redeemed during the first seven years after their issuance and Class C Shares redeemed during the first year after their issuance may be subject to a contingent deferred sales charge in a maximum amount equal to 4.00% and 1.00%, respectively, of the lesser of the then current net asset value of the shares redeemed or their initial purchase price from the Fund. Yield quotations do not reflect the imposition of a contingent deferred sales charge, and if any such contingent deferred sales charge imposed at the time of redemption were reflected, it would reduce the performance quoted.

  Tax-equivalent yield demonstrates the taxable yield required to produce an after-tax yield equivalent to that of the Fund's yield. The Fund's tax-equivalent yield quotation for a 30 day period as described above is computed by dividing that portion of the yield of the Fund (as computed above) which is tax-exempt by a percentage equal to 100% minus a stated percentage income tax rate and adding the result to that portion of the Fund's yield, if any, that is not tax-exempt.

  The Fund calculates average compounded total return by determining the redemption value (less any applicable contingent deferred sales charge) at the end of specified periods (after adding back all dividends and other distributions made during the period) of a $1,000 investment in a given class of shares of the Fund (less the maximum sales charge, if any) at the beginning of the period, annualizing the increase or decrease over the specified period with respect to such initial investment and expressing the result as a percentage. Average compounded total return will be computed separately for each class of shares.

  Total return figures utilized by the Fund are based on historical performance and are not intended to indicate future performance. Total return and net asset value per share of a given class can be expected to fluctuate over time, and accordingly upon redemption a shareholder's shares may be worth more or less than their original cost.

  The Fund may, in supplemental sales literature, advertise non-standardized total return figures representing the cumulative, non-annualized total return of each class of shares of the Fund from a given date to a subsequent given date. Cumulative non-standardized total return is calculated by measuring the value of an initial investment in a given class of shares of the Fund at a given time, deducting the maximum initial sales charge, if any, determining the value of all subsequent reinvested distributions, and dividing the net change in the value of the investment as of the end of the period by the amount of the initial investment and expressing the result as a percentage. Non-standardized total return will be calculated separately for each class of shares. Non-standardized total return calculations do not reflect the imposition of a contingent deferred sales charge, and if any such contingent deferred sales charge with respect to the CDSC imposed at the time of redemption were reflected, it would reduce the performance quoted.

CLASS A SHARES


  The average annual total return including payment of the sales charge with respect to the Class A Shares for (i) the one year period ending December 31, 1996 was (0.69%) and (ii) the approximately two year and five month period from July 29, 1994 (the commencement of investment operations of the Fund) through December 31, 1996 was 4.94%.



  The Fund's yield with respect to the Class A Shares for the 30 day period ending December 30, 1996 (calculated in the manner described in the Prospectus under the heading "Fund Performance") was 5.04%. The tax-equivalent yield with respect to the Class A Shares for the 30 day period ending December 30, 1996 (calculated in the manner described in the Prospectus under the heading "Fund Performance" and assuming a 40.1% tax rate) was 8.41%. The Fund's current distribution rate with respect to the Class A Shares for the month ending December 31, 1996 (calculated in the manner described in the Prospectus under the heading "Fund Performance") was 4.97%.



  The Class A Shares cumulative non-standardized total return, including payment of the maximum sales charge, with respect to the Class A Shares from its inception to December 31, 1996 (as calculated in the manner described in the Prospectus under the heading "Fund Performance") was 12.41%.



  The Fund's cumulative non-standardized total return, excluding payment of the maximum sales charge, with respect to the Class A Shares from its inception to December 31, 1996 was 18.01%.


CLASS B SHARES


  The average annual total return including payment of the CDSC with respect to the Class B Shares for (i) the one year period ending December 31, 1996 was (.44%) and (ii) the approximately two year and five month period of July 29, 1994 (commencement of investment operations of the Fund) through December 31, 1996 was 4.93%.



  The Fund's yield with respect to the Class B Shares for the 30 day period ending December 30, 1996 (calculated in the manner described in the Prospectus under the heading "Fund Performance") was 4.53%. The tax-equivalent yield with respect to the Class B Shares for the 30 day period ending December 30, 1996 (calculated in the manner described in the Prospectus under the heading "Fund Performance" and assuming a 40.1% tax rate) was 7.56%. The Fund's current distribution rate with respect to the Class B Shares for the month ending December 31, 1996 (calculated in the manner described in the Prospectus under the heading "Fund Performance") was 4.49%.



  The Fund's cumulative non-standardized total return, including payment of the CDSC, with respect to the Class B Shares from its inception to December 31, 1996 (as calculated in the manner described in the Prospectus under the heading "Fund Performance") was 12.41%.



  The Fund's cumulative non-standardized total return, excluding payment of the CDSC, with respect to the Class B Shares from its inception to December 31, 1996 was 15.91%.


CLASS C SHARES


  The average annual total return including payment of the CDSC with respect to the Class C Shares for (i) the one year period ending December 31, 1996 was 2.46% and (ii) the approximately two year and five month period from July 29, 1994 (the commencement of investment operations of the Fund) through December 31, 1996 was 6.26%.



  The Fund's yield with respect to the Class C Shares for the 30 day period ending December 30, 1996 (calculated in the manner described in the Prospectus under the heading "Fund Performance") was 4.53%. The tax-equivalent yield with respect to the Class C shares for the 30 day period ending December 30, 1996 (calculated in the manner described in the Prospectus under the heading "Fund Performance" and assuming a 40.1% tax rate) was 7.56%. The Fund's current distribution rate with respect to the Class C Shares for the month ending December 31, 1996 (calculated in the manner described in the Prospectus under the heading "Fund Performance") was 4.49%.



  The Fund's cumulative non-standardized total return, including payment of the CDSC, with respect to the Class C Shares from its inception to December 31, 1996 (as calculated in the manner described in the Prospectus under the heading "Fund Performance") was 15.89%.



  The Fund's cumulative non-standardized total return, excluding payment of the CDSC, with respect to the Class C Shares from its inception to December 31, 1996 was 15.89%.

                                                                      APPENDIX A

       SPECIAL CONSIDERATIONS RELATING TO NEW JERSEY MUNICIPAL SECURITIES


  As described in the Prospectus, except during temporary periods, the Fund will invest substantially all of its assets in New Jersey municipal securities. In addition, the specific New Jersey municipal securities in which the Fund will invest will change from time to time. The Fund is therefore susceptible to political, economic, regulatory or other factors affecting issuers of New Jersey municipal securities. The following information constitutes only a brief summary of a number of the complex factors which may impact issuers of New Jersey municipal securities and does not purport to be a complete or exhaustive description of all adverse conditions to which issuers of New Jersey municipal securities may be subject. Such information is derived from the preliminary official statement utilized in connection with the issuance of the $351,595,000 New Jersey Transit Corporation Capital Grant Anticipation Notes, Series 1997 A, dated April 16, 1997, except for the Municipal Finance section, which is derived from the official statement utilized in connection with the issuance of the $714,340,000 New Jersey Transportation Trust Fund Authority Transportation System Bonds, 1996 Series B, dated October 15, 1996. Such information has not been independently verified by the Fund and the Fund assumes no responsibility for the completeness or accuracy of such information. Additionally, many factors, including national, economic, social and environmental policies and conditions, which are not within the control of such issuers, could have an adverse impact on the financial condition of such issuers. The Fund cannot predict whether or to what extent such factors or other factors may affect the issuers of New Jersey municipal securities, the market value or marketability of such securities or the ability of the respective issuers of such securities acquired by the Fund to pay interest on or principal of such securities. The creditworthiness of obligations issued by local New Jersey issuers may be unrelated to the creditworthiness of obligations issued by the State of New Jersey and there is no responsibility on the part of the State of New Jersey to make payments on such local obligations. There may be specific factors that are applicable in connection with investment in the obligations of particular issuers located within New Jersey, and it is possible the Fund will invest in obligations of particular issuers as to which such specific factors are applicable. However, the information set forth below is intended only as a general summary and not as a discussion of any specific factors that may affect any particular issuer of New Jersey municipal securities.


  The portfolio of the Fund may include municipal securities issued by the State of New Jersey (the "State"), by its various public bodies (the "Agencies") and/or by other entities located within the State.

The State and Its Economy


  New Jersey is the ninth largest state in population and the fifth smallest in land area. With an average of 1,071 persons per square mile, it is the most densely populated of all the states. New Jersey is located at the center of the megalopolis which extends from Boston to Washington, and which includes over one-fifth of the country's population. The extensive facilities of the Port Authority of New York and New Jersey, the Delaware River Port Authority and the South Jersey Port Corporation across the Delaware River from Philadelphia augment the air, land and water transportation complex which has influenced much of the State's economy. This central location in the northeastern corridor, the transportation and port facilities and proximity to New York City make the State an attractive location for corporate headquarters and international business offices. A number of Fortune Magazine's top 500 companies maintain headquarters or major facilities in New Jersey, and many foreign-owned firms have located facilities in the State.


  The State's economic base is diversified, consisting of a variety of manufacturing, construction and service industries, supplemented by rural areas with selective commercial agriculture. New Jersey has the Atlantic seashore on the east and lakes and mountains in the north and northwest, which provide recreation for residents as well as for out-of-state visitors. In 1976, voters approved casino gambling for Atlantic City, which has again become an important State tourist attraction.


  New Jersey's population grew rapidly in the years following World War II, before slowing to an annual rate of 0.27 percent in the 1970s. Between 1980 and 1990, the annual growth rose to 0.49 percent and between 1990 and 1995, accelerated to .52%. While this rate of growth is less than that for the United States, it compares favorably with other Middle Atlantic States. New York has shown a 0.15 percent annual rate of increase since 1990 and Pennsylvania's population has increased 0.30 percent per year.


  The small increase in the State's total population during the past quarter century masks the redistribution of population within the State. There has been a significant shift from the northeastern industrial areas toward the four coastal counties (Cape May, Atlantic, Ocean and Monmouth) and toward the central New Jersey counties of Hunterdon, Somerset and Middlesex.


  Total personal income in New Jersey stood at $224.5 billion for 1994 and $237.2 billion for 1995, an increase of 5.6 percent. Nationally, total personal income grew by 6.2 percent between 1994 and 1995, while in New York and Pennsylvania it grew by 5.3 percent and 5.5 percent, respectively. Based on 1973 levels, the personal income index in 1995 stood at 539.2 for New Jersey, 464.0 for New York and 469.4 for Pennsylvania. The United States index stood at 558.3 (1973 = 100).



  Historically, New Jersey's average per capita income has been well above the national average. The differential narrowed during the 1970s, widened in the 1980s, and has narrowed slightly in the 1990s. In 1995, the State ranked second among all states in per capita personal income ($29,848). It ranked higher than New York, with per capita income of $27,678 and Pennsylvania with $23,558. Only Connecticut, with $31,776, exceeded New Jersey's $29,848.



  After enjoying a boom during the mid-1980s, New Jersey as well as the rest of the Northeast slipped into a slowdown well before the onset of the national recession which officially began in July 1990 (according to the National Bureau of Economic Research). By the beginning of the national recession of 1990-1991, construction activity had already been declining in New Jersey for nearly two years, growth had tapered off markedly in the service sectors and the long-term downward trend of factory employment had accelerated, partly because of a leveling off of industrial demand nationally. The onset of recession caused an acceleration of New Jersey's job losses in construction and manufacturing, as well as an employment downturn in such previously growing sectors as wholesale trade, retail trade, finance, utilities, trucking and warehousing. The net effect was a decline in the State's total nonfarm wage and salary employment from a peak of 3,689,800 in 1989 to a low of 3,457,900 in 1992. This loss was followed by an employment gain of 200,700 from May 1992 to August 1996, a recovery of 77% of the jobs lost during the recession. More than two-thirds of this number, nearly 138,000 jobs, were recovered in the 31 month period from January 1994 to August 1996.



  Reflecting the downturn, the rate of unemployment in the State rose from a low of 3.6 percent during the first quarter of 1989 to a recessionary peak of 8.5% during 1992. Since then, the unemployment rate fell to an average of 6.4% in 1995 and 6.1% for the four month period from May 1996 through August 1996.



  For the recovery period as a whole, May 1992 to August, 1996, service-producing employment in New Jersey has expanded by 228,500 jobs. Hiring has been reported by food stores, auto dealers, wholesale distributors, trucking and warehousing firms, utilities, business and engineering/management service firms, hotels/hotel-casinos, social service agencies and health care providers other than hospitals. Employment growth was particularly strong in business services and its personnel supply component with increases of 17,500 and 8,100, respectively, in the 12-month period ending August 1996.



  In the manufacturing sector, employment losses slowed between 1992 and 1994. After an average annual job loss of 33,500 from 1989 through 1992, New Jersey's factory job losses fell to 13,300 during 1993 and 7,300 during 1994. During 1995, however, manufacturing job losses increased slightly to 9,100, reflecting a slowdown in national manufacturing production activity. While experiencing growth in the number of production workers in 1994, the number declined in 1995 at the same time that managerial and office staff were also reduced as part of nationwide downsizing. Through August 1996 layoffs of white collar workers and corporate downsizing appear to be abating.



  Conditions have slowly improved in the construction industry, where employment has risen by 15,600 since its low in May 1992. Between 1992 and 1995, this sector's hiring rebound was driven primarily by increased homebuilding and nonresidential projects. During 1996, public works projects and homebuilding became the growth segments while nonresidential construction lessened.

  Nonresidential construction activity, as measured by contract awards, grew by 9.7% in 1993, 19.6% in 1994 and 3.0% in 1995. More recently, nonresidential building construction contracts fell by 20.5% in the first eight months of 1996. This decline is largely attributable to an abundance of large, one-time contract awards during 1995, including a $202.9 million contract for the construction of a state prison.



  Residential construction contracts through August 1996, despite monthly fluctuations, increased by 1.4% for the first eight months of 1996 as compared to the first eight months of 1995 ($1,502 million and $1,481 million, respectively). Nonbuilding or infrastructure construction rose robustly by 17.8% during this period. Despite these increases, total construction contracts declined by 3.9% when comparing the first eight months of 1995 and 1996.



  Improvements in overall employment opportunities and the economy in general have led to increased consumer spending during the recovery. While overall retail sales in New Jersey grew by only 1.6% during 1993, they performed much better in 1994, advancing by 7.8% which exceeded the 7.5% growth registered nationwide. During 1995, especially the winter months, consumer confidence and actual consumer spending moderated both nationally and in the State. For all of 1995, retail sales in New Jersey grew by 2.3%. Retail sales regained momentum in 1996 and have been on a moderately upward trend, rising to an annual rate of $76.5 billion through June. The State's pickup in growth after a blizzard-related January decline resulted in sales growth of 4.2% when comparing the first six months of 1995 with those of 1996. The rising trend in retail sales has translated into steady increases in retail trade jobs (both full-time and part-time) with a rise in retail employment from December 1995 to August 1996 of 6,900 jobs.



  Total new vehicle registrations (new passenger cars and light trucks and vans) rose robustly in 1993 by more than 18%, and in 1994 by 5.8%, but declined by 4.4% in 1995. Through July 1996 however, total new vehicle registrations rose by 3.5% compared to the same time period in 1995.



  Unemployment in the State through August 1996 has been receding. According to the U.S. Bureau of Labor Statistics, the jobless rate dropped from 7.5% in 1993 to 6.8% in 1994 and to 6.4% in 1995. Subsequently, it has dropped to 6.1% for the four-month period from May 1996 through August 1996.



  The insured unemployment rate, i.e., the number of individuals claiming benefits as a percentage of the number of workers covered by unemployment insurance, declined from 3.9% during calendar years 1991 and 1992 to 3.3% during 1993 and then averaged 3.2% throughout 1994, 1995 and the first six months of 1996. As of August 1, 1996, the State's unemployment insurance trust fund balance stood at $2.1 billion.


ATLANTIC CITY AND LEGALIZED GAMBLING


  Legalized casino gambling was introduced into Atlantic City by the enactment of the Casino Control Act on June 2, 1977 following a public referendum which passed by a 3-to-2 margin in November 1976. The framers of the legislation intended legalized gambling to foster the redevelopment of the tourism, resort and convention industries in Atlantic City, to provide new jobs and to generate added tax revenues for assistance programs for the elderly and disabled. Since passage of that legislation, thirteen hotel/casinos have opened in Atlantic City. However, on May 22, 1989, Elsinore's Atlantis Casino Hotel discontinued its casino operations due to its severe financial difficulties. In May 1996, Trump Plaza reopened the former Atlantis Casino Hotel Facility as Trump's World Fair and integrated it into its existing facility.



  For the year ended December 31, 1995, nine of the twelve operating casinos reported a profit. The industry as a whole reported net income of $147.1 million for the year, reflecting a $115.7 million increase from the net income of $31.4 million reported for the prior comparable period. This industry net income reflects strong profits at Harrah's Marina ($43.6) million, Bally's Park Place ($40.5 million) and Caesar's ($32.7 million) which combined to account for 79.4% of industry profits. Meanwhile, Trump Taj Mahal and Trump's Castle reported losses of $26.6 million and $11.2 million, respectively.



  For the year ended December 31, 1995 and the eight months ended August 31, 1996, the casino industry reported "Win" of $3.7 billion and $2.6 billion, respectively. "Win" represents the amount a casino wins at the slot machines and table games before operating expenses and taxes are deducted.

  For the year ended December 31, 1995 and the eight months ended August 31, 1996, the State collected revenue taxes for programs to assist the elderly and disabled of $298.1 million and $205.7 million, respectively. From May 20, 1978, the date the first casino opened, through August 31, 1996, the industry has paid a total of $3.4 billion to the State for these programs. As of August 31, 1996, the Casino Revenue Fund has earned $117.5 million in interest.



  In 1995 there were 44,700 jobs in the hotel/casinos; total employment in the Atlantic County metropolitan statistical area has grown from 89,000 persons in 1975 to 173,600 in 1995. Tourism has also prospered. The number of visitors to Atlantic City increased from 7.0 million for 1978 to 33.3 million for 1995.


  The gaming industry has also provided substantial revenue for municipal, county and school governments through real estate taxes and payment of the luxury tax which the State has authorized and which is applied to hotel tax and amusement revenues.

NEW JERSEY STATE LOTTERY FINANCIAL DATA


  The New Jersey State Lottery was created as a major source of revenue for State education and institutions. As of June 30, 1996, the Lottery has generated over $19.7 billion in gross revenues, paid $9.7 billion in prizes and contributed $8.24 billion to the State.



  Higher Education programs have received approximately $2.252 billion in Lottery funds. For elementary and secondary education, the State Department of Education has received approximately $1.730 billion. State institutions have received a total of $4.254 billion in Lottery monies.



  In Fiscal Year 1996, gross revenues totalled $1.62 billion, of which 50.85% was returned in prizes, 40.92 percent went to State education and institutions, 6.94% was paid to sales agents and ticket vendors and 1.29% covered lottery operational and promotional expenses.


                                 STATE FINANCES

  The Director of the Division of Budget and Accounting in the Department of Treasury of the State (the "Budget Director") prescribes and approves the accounting policies of the State and directs their implementation.

NEW JERSEY'S ACCOUNTING SYSTEM

  The State prepares its financial statements on a "modified accrual" basis utilizing the fund method of accounting. The National Council on Governmental Accounting in its publication entitled Statement I. -- Governmental Accounting and Financial Reporting Principles defines a fund as a fiscal and accounting entity with a self-balancing set of accounts recording cash and other financial resources together with all related liabilities and residual equities or balances, and changes therein, which are segregated for the purpose of carrying on specific activities or attaining certain objectives in accordance with special regulations, restrictions or limitations. The State's financial statements reflect financial reporting practices in accordance with that definition. Accordingly, the State prepares separate statements for the General Fund, Special Revenue Funds, Debt Service Funds, Capital Project Funds, Trust and Agency Funds, Component Units--Authorities Funds, College and University Funds, General Fixed Asset Account Group and its General Long-Term Debt Account Group, and its component units.

  The General Fund is the fund into which all State revenues not otherwise restricted by statute are deposited and from which appropriations are made. The largest part of the total financial operations of the State is accounted for in the General Fund. Revenues received from taxes and unrestricted by statute, most federal revenue and certain miscellaneous revenue items are recorded in the General Fund. The appropriations acts provide the basic framework for the operation of the General Fund.

  Special Revenue Funds are used to account for resources legally restricted to expenditure for specified purposes. Special Revenue Funds include the Casino Control Fund, the Casino Revenue Fund, the Gubernatorial Elections Fund and the Property Tax Relief Fund. Debt Service Funds are used to account for the accumulation of resources for, and the payment of, principal and redemption premium, if any, of and interest on general obligation bonds. Capital Project Funds are used to account for financial resources to be used for the acquisition or construction of major State capital facilities. Trust and Agency Funds are used to account for assets held in a trust capacity or as an agent for individuals, private organizations, other governments and/or other funds. The General Fixed Asset Account Group accounts for the State's fixed assets acquired or constructed for general governmental purposes. The General Long-Term Debt Account Group accounts for the unmatured general long-term liabilities of the State.

  The Property Tax Relief Fund, the largest of the Special Revenue Funds, is used to account for revenues from the New Jersey Gross Income Tax. Revenues realized from the Gross Income Tax are dedicated by the State Constitution. All receipts from taxes levied on personal income of individuals, estates and trusts must be appropriated exclusively for the purpose of reducing or offsetting property taxes.

New Jersey's Budget and Appropriation System


  The State operates on a fiscal year beginning July 1 and ending June 30. For example, "Fiscal Year 1998" refers to the State's fiscal year beginning July 1, 1997 and ending June 30, 1998.


  Pursuant to Article VIII, Section II, par. 2 of the State Constitution, no money may be drawn from the State Treasury except for appropriations made by law. In addition, all monies for the support of State government and all other State purposes, as far as can be ascertained or reasonably foreseen, must be provided for in one general appropriation law covering one and the same fiscal year. No general appropriations law or other law appropriating money for any State purpose shall be enacted if the amount of money appropriated therein, together with all other prior appropriations made for the same fiscal year, exceeds the total amount of revenue on hand and anticipated to be available for such fiscal year, as certified by the Governor.

  In addition to the Constitutional provisions, the New Jersey Statutes contain provisions concerning the budget and appropriation system. On or before October 1 in each year, each Department, Board, Commission, officer, or other Agency of the State must file with the Budget Director a request for appropriation or permission to spend specifying all expenditures proposed to be made by such spending agency during the following fiscal year. The Budget Director then examines each request and determines the necessity or advisability of the appropriation request. The Budget Director may hold hearings, open to the public, during the months of October, November and December and reviews the budget requests with the agency heads. On or before December 31 of each year or such other time as the Governor may request, after review and examination, the Budget Director submits the requests, together with her findings, comments and recommendations, to the Governor. It is then the responsibility of the Governor to examine and consider all requests and formulate her budget recommendations.

  The Governor's budget message (the "Governor's Budget Message") is then transmitted on or before the third Tuesday following the first meeting of the State Legislature in each year, except in the year when a Governor is inaugurated, when it must be transmitted on or before February 15. The Governor's Budget Message must embody the proposed complete financial program of the State government for the next ensuing fiscal year and must set forth in detail each source of anticipated revenue and the purposes of recommended expenditures for each spending agency. After a process of legislative committee review, the budget, in the form of an appropriations bill, must be approved by the Senate and Assembly and must be submitted to the Governor for review. Upon such submissions, the Governor may approve the bill, revise the estimate of anticipated revenues contained therein, delete or reduce appropriation items contained in the bill through the exercise of her line-item veto power, or veto the bill in its entirety. Like any gubernatorial veto, such action may be reversed by a two-thirds vote of each House of the State Legislature. In addition to anticipated revenues, the appropriations act also provides for the appropriation of non-budgeted revenue to the extent such revenue may be received and permits the corresponding increase of appropriation balances from which expenditures may be made.

                       FINANCIAL RESULTS AND PROJECTIONS

AUDIT REPORTS

  The State Auditor is directed by statute to "examine and post-audit all the accounts, reports and statements and make independent verifications of all assets, liabilities, revenues and expenditures" of the State and its agencies. The audit reports containing the opinion of the State Auditor are available for examination and review upon request to the State Treasurer.


FISCAL YEARS 1997 AND 1998 REVENUE ESTIMATES



  Sales and Use Tax. The revised estimate as shown in the Governor's Fiscal Year 1998 Budget Message forecasts Sales and Use tax collections for Fiscal Year 1997 as $4,385.0 million, a 1.5% increase from the Fiscal Year 1996 revenue. The Fiscal Year 1998 estimate of $4,557.0 million, is a 3.9% increase from the Fiscal Year 1997 estimate.



  Gross Income Tax. The revised estimate as shown in the Governor's Fiscal Year 1998 Budget Message forecasts Gross Income Tax collections for Fiscal Year 1997 of $4,710.0 million, a 0.5% increase from Fiscal Year 1996 revenue. The Fiscal Year 1998 estimate of $4,830.0 million, is a 2.5% increase from the Fiscal Year 1997 estimate. Included in the Fiscal Year 1998 estimate is the enactment of a property tax deduction, to be phased in over a three-year period, permitting a deduction by resident taxpayers against gross income tax of a percentage of their property taxes.



  Corporation Business Tax. The revised estimate as shown in the Governor's Fiscal Year 1998 Budget Message forecasts Corporation Business Tax collection for Fiscal Year 1997 as $1,120.8 million, a 4.3% decrease from Fiscal Year 1996 revenue. The Fiscal Year 1998 forecast as shown in the Governor's Fiscal Year 1998 Budget Message of $1,134.6 million, is a 1.2% increase from the Fiscal Year 1997 estimate.


  General Considerations. Estimated receipts from State taxes and revenues, including the three principal taxes set forth above, are forecasts based on the best information available at the time of such forecasts. Changes in economic activity in the State and the nation, consumption of durable goods, corporate financial performance and other factors that are difficult to predict may result in actual collections being more or less than forecasted.

  Should revenues be less than the amount anticipated in the budget for a fiscal year, the Governor may, pursuant to statutory authority, prevent any expenditure under any appropriation. There are additional means by which the Governor may ensure that the State is operated efficiently and does not incur a deficit. No supplemental appropriation may be enacted after adoption of an appropriations act except where there are sufficient revenues on hand or anticipated, as certified by the Governor, to meet such appropriation. In the past when actual revenues have been less than the amount anticipated in the budget, the Governor has exercised her plenary powers leading to, among other actions, implementation of a hiring freeze for all State departments and the discontinuation of programs for which appropriations were budgeted but not yet spent.

  Pending Litigation. In connection with the Fiscal Year 1996 budget, certain unions and individual plaintiffs have filed a lawsuit concerning the funding of certain retirement systems. See "LITIGATION -- New Jersey Education Association et al. v. State of New Jersey et al."


  The State has made appropriations for principal and interest payments for general obligation bonds for Fiscal Years 1993 through 1996 in the amounts of $444.3 million, $119.9 million, $103.6 million and $466.3 million, respectively. The Fiscal Year 1997 Appropriations Act includes an appropriation in the amount of $446.9 million for principal and interest payments for general obligation bonds.



PROGRAMS FUNDED UNDER FISCAL YEAR 1997 ADJUSTED APPROPRIATIONS



  Of the $16,217.7 million appropriated in Fiscal Year 1997 from the General Fund, the Property Tax Relief Fund, the Casino Control Fund, the Casino Revenue Fund and the Gubernatorial Elections Fund, $6,384.7 million (39.4%) is appropriated for State Aid to Local Governments, $3,858 million (23.8%) is appropriated for Grants-in-Aid, $5,154 million (31.6%) for Direct State Services, $446.9 million (2.7%) for Debt Service on State general obligation bonds and $374.1 million (2.3%) for Capital Construction.


STATE AID TO LOCAL GOVERNMENTS


  State Aid to Local Governments is the largest portion of Fiscal Year 1997 appropriations. In Fiscal Year 1997, $6,384.7 million of the State's appropriations consist of funds which are distributed to municipalities, counties and school districts. The largest State Aid appropriation, in the amount of $4,851.4 million, is provided for local elementary and secondary education programs. Appropriations to the Department of Community Affairs (DCA) total $840.4 million in State Aid monies for Fiscal Year 1997. Appropriations to the State Department of the Treasury total $206.1 million in State Aid monies for Fiscal Year 1997. Other appropriations of State Aid in Fiscal Year 1997 include: welfare programs ($340.6 million); and aid to county mental hospitals ($76.0 million).


DIRECT STATE SERVICES


  The second largest portion of appropriations in Fiscal Year 1997 is applied to Direct State Services: which supports the operation of State government's sixteen departments, the Executive Office, several commissions, the State Legislature and the Judiciary. In Fiscal Year 1997, appropriations for Direct State Services aggregate to $5,154 million.



  $602.1 million is appropriated for programs administered by the Department of Human Services. The Department of Labor is appropriated $55.5 million for the administration of programs for workers compensation, unemployment and disability insurance, manpower development and health safety inspection. The Department of Health and Senior Services is appropriated $45.1 million for the prevention and treatment of diseases, alcohol and drug abuse programs, regulation of health care facilities and the uncompensated care program. $732.3 million is appropriated for the support of nine State colleges, Rutgers University, the New Jersey Institute of Technology and the University of Medicine and Dentistry of New Jersey. $889.5 million is appropriated to the Department of Law and Public Safety (excluding the Division of Juvenile Services) and the State Department of Corrections. $159.4 million is appropriated to the Department of Transportation for the various programs it administers, such as the maintenance and improvement of the State highway system and the registration and regulation of motor vehicles and licensed drivers. $179.9 million is appropriated to the Department of Environmental Protection for the protection of air, land, water, forest, wildlife and shellfish resources and for the provision of outdoor recreational facilities.


GRANTS-IN-AID


  The third largest portion of appropriations in Fiscal Year 1997 is for grants-in-aid. These represent payments to individuals or public or private agencies for benefits to which a recipient is entitled to by law, or for the provision of services on behalf of the State. The amount appropriated in Fiscal Year 1997 for grants-in-aid is $3,858 million.



  $1,927.4 million is appropriated for programs administered by the Department of Human Services. Of that amount, $1,304.1 million is for medical services provided under the Medicaid program, $172.9 million is for community programs for the developmentally disabled, $159.5 million is for community programs for the mentally ill, $211.3 million is for grant programs administered by the Division of Youth and Family Services, and $75.5 million is for welfare reform and homeless services.



  $325 million is appropriated to the Department of the Treasury for the Homestead Rebate program, which provides property tax relief to homeowners and renters. $219.6 million is appropriated to the Department of Transportation for bus and railroad subsidies.


Debt Service

  The primary method for State financing of capital projects is through the sale of the general obligation bonds of the State. These bonds are backed by the full faith and credit of the State. State tax revenues and certain other fees are pledged to meet the principal payments, interest payments and if provided, redemption premium payments, if any, required to fully pay the bonds. The appropriation for the debt service obligation on outstanding indebtedness is $446.9 million for Fiscal Year 1997.



  For many years prior to 1991, both Moody's and S&P rated New Jersey general obligation bonds "Aaa" and "AAA", respectively. On July 3, 1991, however, S&P downgraded New Jersey general obligation bonds to "AA+." On August 26, 1992, Moody's downgraded New Jersey general obligation bonds to "Aa1". The issuance of the $526,800 State of New Jersey General Obligation Bonds Refunding Bonds (Series E) and $270,000,000 State of New Jersey General Obligation Bonds (Various Purposes) on May 1, 1996 was rated AA+ by S&P and Aa1 by Moody's. Although impacted in general by the financial condition of the State, local municipalities issuing New Jersey Municipal Obligations have credit ratings that are determined with reference to the financial condition of such local municipalities.


Capital Construction


  In addition to payments from bond proceeds, capital construction can also be funded by appropriation of current revenues on a pay-as-you-go basis. In Fiscal Year 1997, the amount appropriated to this purpose is $374.1 million.


  All appropriations for capital projects and all proposals for State bond authorization are subject to the review and recommendation of the New Jersey Commission on Capital Budgeting and Planning. This permanent commission was established in November 1975, and is charged with the preparation of the State Capital Improvement Plan, which contains proposals for State spending for capital projects.

                       TAX AND REVENUE ANTICIPATION NOTES


  In Fiscal Year 1992, the State initiated a program under which it issued tax and revenue anticipation notes to aid in providing effective cash flow management to fund balances which occur in the collection and disbursement of the General Fund and Property Tax Relief Fund revenues. There are presently $600 million of tax and revenue anticipation notes outstanding. These notes shall mature on June 13, 1997.


  Such tax and revenue anticipation notes do not constitute a general obligation of the State or a debt or liability within the meaning of the State Constitution. Such notes constitute special obligations of the State payable solely from moneys on deposit in the General Fund and the Property Tax Relief Fund and legally available for such payment.

                        OTHER STATE RELATED OBLIGATIONS

LEASE FINANCING

  The State has entered into a number of leases relating to the financing of certain real property and equipment. The State leases the Richard J. Hughes Justice Complex in Trenton from the Mercer County Improvement Authority (the "MCIA"). On August 8, 1991 the MCIA defeased outstanding bonds originally issued to finance construction of the Richard J. Hughes Justice Complex through the issuance of custody receipts (the "Custody Receipts") in the aggregate principal amount of $98,760,000. The rental is sufficient to cover the debt service on the MCIA's Custody Receipts. The State's obligation to pay the rentals is subject to appropriations being made by the State Legislature.


  The State has also entered into a lease agreement, as lessee, with the New Jersey Economic Development Authority, (the "EDA") as lessor to lease (i) office buildings that house the New Jersey Division of Motor Vehicles, New Jersey Network (the State's public television station), a branch of the United States Postal Service and a parking facility and (ii) to lease approximately 13 acres of real property and certain infrastructure improvements thereon located in the City of Newark.



  Beginning in April 1984, the State, acting through the Director of the Division of Purchase and Property, entered into a series of lease purchase agreements which provide for the acquisition of equipment, services and real property to be used by various departments and agencies of the State. To date, the State has entered into eleven lease purchase agreements which have resulted in the issuance of Certificates of Participation totaling

$749,350,000. A Certificate of Participation evidences a proportionate interest of the owner thereof in the lease payments to be made by the State under the terms of the agreement. The agreements relating to these transactions provide for semiannual rental payments. The State's obligation to pay rentals due under these leases is subject to annual appropriations being made by the State Legislature. The majority of proceeds from these transactions have been or will be used to acquire equipment and services for the State and its agencies. The State intends to continue to use this financing technique for a substantial portion of its future equipment requirements.


MARKET TRANSITION FACILITY


  Legislation enacted in June 1994 authorizes the EDA to issue bonds to pay the current and anticipated liabilities and expenses of the Market Transition Facility, which issued private passenger automobile insurance policies for drivers who could not be insured by private insurance companies on a voluntary basis. On July 26, 1994 the EDA issued $705,270,000 aggregate principal amount of Market Transition Facility Senior Lien Revenue Bonds, Series 1994A. The EDA and State Treasury have entered into an agreement which provides for the payment to the EDA of amounts on deposit in the DMV Surcharge Fund to pay debt service on the bonds. Such payments are subject to and dependent upon appropriations being made by the State Legislature.

EDUCATIONAL FACILITIES AUTHORITY

  Legislation enacted in 1993 authorizes the Educational Facilities Authority (the "EFA") to issue bonds to finance the purchase of equipment to be leased to institutions of higher learning. On August 17, 1994 the EFA issued $100,000,000 aggregate principal amount of Higher Education Leasing Fund Program bonds. The EFA and the State Treasurer have entered into an agreement which provides to the EFA amounts required to pay debt service on the bonds. Such payments are subject to and dependent upon appropriations being made by the State Legislature.


  Other legislation enacted in 1993 created the Higher Education Facilities Trust Fund and authorized its funding by the issuance of bonds to make grants to New Jersey's public and private institutions of higher education for the development, construction and improvement of instructional, laboratory, communication and research facilities. The legislation limits the total outstanding amount of bonds to be issued to $220,000,000. On November 29, 1995 the EFA issued $220,000,000 aggregate principal amount of Higher Education Facilities Trust Fund Bonds, Series 1995A. These bonds are secured by payments to be made to the EFA by the State, which payments are subject to and dependent upon appropriations being made by the State Legislature.


STATE SUPPORTED SCHOOL AND COUNTY COLLEGE BONDS


  Legislation provides for future appropriations for State Aid to local school districts equal to debt service on a maximum principal amount of $280,000,000 of bonds issued by such local school districts for construction and renovation of school facilities and for State Aid to counties equal to debt service on up to $80,000,000 of bonds issued by counties for construction of county college facilities. The State Legislature is not legally bound to make such future appropriations, but has done so to date on all outstanding obligations issued under these laws. As of June 30, 1996, the maximum amount of $280,000,000 school district bonds has been approved for State support. Bonds or notes in the amount of $274,074,000 have been issued by local school districts, of which $246,576,172 have been retired and $27,497,831 are still outstanding. As of June 30, 1996, $44,316,818 of county college bonds or notes are outstanding. In addition to these acts, there is legislation which establishes a school bond reserve within the constitutionally dedicated fund for the Support of Free Public Schools (see "MUNICIPAL FINANCE -- New Jersey School Bond Reserve Act").


"MORAL OBLIGATION" FINANCING

  The authorizing legislation for certain State entities provides for specific budgetary procedures with respect to certain obligations issued by such entities. Pursuant to such legislation, a designated official is required to certify any deficiency in a debt service reserve fund maintained to meet payments of principal of and interest on the obligations, and a State appropriation in the amount of the deficiency is to be made. However, the State

Legislature is not legally bound to make such an appropriation. Bonds issued pursuant to authorizing legislation of this type are sometimes referred to as "moral obligation" bonds. There is no statutory limitation on the amount of "moral obligation" bonds which may be issued by eligible State entities.

NEW JERSEY SPORTS AND EXPOSITION AUTHORITY

  On March 2, 1992, the New Jersey Sports and Exposition Authority (the "Sports Authority") issued $147,490,000 in State guaranteed bonds and defeased all previously outstanding State guaranteed bonds of the Sports Authority. The State believes that the revenue of the Sports Authority will be sufficient to provide for the payment of debt service on these obligations without recourse to the State's guarantee.


  Legislation enacted in 1992 by the State authorizes the Sports Authority to issue bonds for various purposes payable from State appropriations. Pursuant to this legislation, the Sports Authority and the State Treasurer have entered into an agreement (the "State Contract") pursuant to which the Sports Authority will undertake certain projects, including the refunding of certain outstanding bonds of the Sports Authority, and the State Treasurer will credit to the Sports Authority Fund amounts from the General Fund sufficient to pay debt service and other costs related to the bonds. The payment of all amounts under the State Contract is subject to and dependent upon appropriations being made by the State Legislature. As of June 30, 1996 there are approximately $463,310,000 aggregate principal amount of Sports Authority bonds currently outstanding the debt service on which is payable from amounts credited to the Sports Authority Fund pursuant to the State Contract.


NEW JERSEY TRANSPORTATION TRUST FUND AUTHORITY


  In July 1984, the State created the New Jersey Transportation Trust Fund Authority (the "TTFA"), an instrumentality of the State organized and existing under the New Jersey Transportation Trust Fund Authority Act of 1984, as amended (the "TTFA Act") for the purpose of funding a portion of the State's share of the cost of improvements to the State's transportation system. Pursuant to the TTFA Act, the TTFA, the State Treasurer and the Commissioner of Transportation executed a contract (the "Contract") which provides for the payment of certain amounts to the TTFA. The payment of all such amounts is subject to and dependent upon appropriations being made by the State Legislature and there is no legal obligation that the Legislature make such appropriation. On May 30, 1995, the State Legislature amended the New Jersey Transportation Trust Fund Act of 1984 to provide, among other things, for (i) the issuance of debt in an aggregate principal amount in excess of the statutory debt limitation in effect prior to the enactment of the 1995 Amendments, (ii) an increase in the amount of revenues available to the TTFA and (iii) broadening the scope of transportation projects.


  Pursuant to the TTFA Act, the principal amount of the TTFA's bonds, notes or other obligations which may be issued in any fiscal year generally may not exceed $700 million plus amounts carried over from prior fiscal years. These bonds are special obligations of the TTFA payable from the payments made by the State pursuant to the Contract.

ECONOMIC RECOVERY FUND BONDS

  Legislation enacted during 1992 by the State authorizes the EDA to issue bonds for various economic development purposes. Pursuant to that legislation, EDA and the State Treasurer have entered into an agreement (the "ERF Contract") through which EDA has agreed to undertake the financing of certain projects and the State Treasurer has agreed to credit to the Economic Recovery Fund from the General Fund amounts equivalent to payments due to the State under an agreement with the Port Authority of New York and New Jersey. The payment of all amounts under the ERF Contract is subject to and dependent upon appropriations being made by the State Legislature.

                               MUNICIPAL FINANCE

  New Jersey's local finance system is regulated by various statutes. Regulatory and remedial statutes are enforced by the Division of Local Government Services (the "Division") in the State Department of Community Affairs.

COUNTIES AND MUNICIPALITIES

  The Local Budget Law imposes specific budgetary procedures upon counties and municipalities ("local units"). Every local unit must adopt an operating budget which is balanced on a cash basis, and items of revenue and appropriation must be examined by the Director of the Division (the "Director"). The accounts of each local unit must be independently audited by a registered municipal accountant. State law provides that budgets must be submitted in a form promulgated by the Division and further provides for limitations on estimates of tax collection and for reserves in the event of any shortfalls in collections by the local unit. The Division reviews all municipal and county annual budgets prior to adoption for compliance with the Local Budget Law. The Director is empowered to require changes for compliance with law as a condition of approval; to disapprove budgets not in accordance with law; and to prepare the budget of a local unit, within the limits of the adopted budget of the previous year with suitable adjustments for legal compliance, if the local unit fails to adopt a budget in accordance with law.

  The Local Government Cap Law (the "Cap Law") generally limits the year-to-year increase of the total appropriations of any municipality and the tax levy of any county to either 5 percent or an index rate determined annually by the Director, whichever is less. However, where the index percentage rate exceeds 5 percent, the Cap Law permits the governing body of any municipality or county to approve the use of a higher percentage rate up to the index rate. Further, where the index percentage rate is less than 5 percent, the Cap Law also permits the governing body of any municipality or county to approve the use of a higher percentage rate up to 5 percent. Regardless of the rate utilized, certain exceptions exist to the Cap Law's limitation on increases in appropriations. The principal exceptions to these limitations are municipal and county appropriations to pay debt service requirements; to comply with certain other State or federal mandates; appropriations of private and public dedicated funds; amounts approved by referendum; and, in the case of municipalities only, to fund the preceding year's cash deficit with the approval of the Local Finance Board or to reserve for shortfalls in tax collections, and amounts required pursuant to contractual obligations for specified services. The Cap Law was re-enacted in 1990 with amendments and made a permanent part of the municipal finance system.

  State law also regulates the issuance of debt by local units. The Local Budget Law limits the amount of tax anticipation notes that may be issued by local units and requires the repayment of such notes within 120 days of the end of the fiscal year (six months in the case of the counties) in which issued. The Local Bond Law governs the issuance of bonds and notes by the local units. No local unit is permitted to issue bonds for the payment of current expenses (other than Fiscal Year Adjustment Bonds described more fully below). Local units may not issue bonds to pay outstanding bonds, except for refunding purposes, and then only with the approval of the Local Finance Board. Local units may issue bond anticipation notes for temporary periods not exceeding in the aggregate approximately ten years from the date of first issue. The debt that any local unit may authorize is limited to a percentage of its equalized valuation basis, which is the average of the equalized value of all taxable real property and improvements within the geographic boundaries of the local unit, as annually determined by the Director of the Division of Taxation, for each of the three most recent years. In the calculation of debt capacity, the Local Bond Law and certain other statutes permit the deduction of certain classes of debt ("statutory deductions") from all authorized debt of the local unit ("gross capital debt") in computing whether a local unit has exceeded its statutory debt limit. Statutory deductions from gross capital debt consist of bonds or notes
(i) authorized for school purposes by a regional school district or by a municipality or a school district with boundaries coextensive with such municipality to the extent permitted under certain percentage limitations set forth in the School Bond Law (as hereinafter defined); (ii) authorized for purposes which are self liquidating, but only to the extent permitted by the Local Bond Law; (iii) authorized by a public body other than a local unit the principal of and interest on which is guaranteed by the local unit, but only to the extent permitted by law; (iv) that are bond anticipation notes; (v) for which provision for payment has been made or (vi) authorized for any other purpose for which a deduction is permitted by law. Authorized net capital debt (gross capital debt minus statutory deductions) is limited to 3.5 percent of the equalized valuation basis in the case of municipalities and 2 percent of the equalized valuation basis in the case of counties. The debt limit of a county or municipality, with certain exceptions, may be exceeded only with the approval of the Local Finance Board.


  State law required certain municipalities and permits all other municipalities to adopt the State fiscal year in place of the existing calendar fiscal year. The Act provides that municipalities opting to change to a State Fiscal Year must adopt a six-month transition year budget funded by Fiscal Year Adjustment Bonds. Notes issued in anticipation of Fiscal Year Adjustment Bonds, including renewals, can only be issued for up to one year unless the Local Finance Board permits the municipality to renew them for a further period of time. The Local Finance Board must confirm the actual deficit experienced by the municipality. The municipality then may issue Fiscal Year Adjustment Bonds to finance the deficit on a permanent basis.



  State law authorizes State officials to supervise fiscal administration in any municipality which is in default on its obligations; which experiences severe tax collection problems for two successive years; which has a deficit greater than 4 percent of its tax levy for two successive years; which has failed to make payments due and owing to the State, county, school district or special district for two consecutive years; which has an appropriation in its annual budget for the liquidation of debt which exceeds 25 percent of its total operating appropriations (except dedicated revenue appropriations) for the previous budget year; or which has been subject to a judicial determination of gross failure to comply with the Local Bond Law, the Local Budget Law or the Local Fiscal Affairs Law which substantially jeopardizes its fiscal integrity. State officials are authorized to continue such supervision for as long as any of the conditions exist and until the municipality operates for a fiscal year without incurring a cash deficit. In September, 1996 the Township of Irvington requested supervision which was approved by the Local Finance Board and is expected to continue for at least one year.



  There are 567 municipalities and 21 counties in New Jersey. During 1993, 1994 and 1995 no county exceeded its statutory debt limitations or incurred a cash deficit in excess of 4 percent of its tax levy. Only two municipalities had a cash deficit greater than 4% of their tax levies for 1994 and 1995. The number of municipalities which exceeded statutory debt limits was six as of December 31, 1995. No New Jersey municipality or county has defaulted on the payment of interest or principal on any outstanding debt obligation since the 1930's.


SCHOOL DISTRICTS

  New Jersey's school districts operate under the same comprehensive review and regulation as do its counties and municipalities. Certain exceptions and differences are provided, but the State supervision of school finance closely parallels that of local governments.

  Types of School Districts

  All New Jersey school districts are coterminous with the boundaries of one or more municipalities. They are characterized by the manner in which the board of education, the governing body of the school district, takes office. Type I school districts, most commonly found in cities, have a board of education appointed by the mayor or the chief executive officer of the municipality constituting the school district. In a Type II school district, the board of education is elected by the voters of the district. Nearly all regional and consolidated school districts are Type II school districts.

  The State Department of Education has been empowered with the necessary and effective authority to abolish an existing school board and create a State-operated school district where the existing school board has failed or is unable to take the corrective actions necessary to provide a thorough and efficient system of education in that school district pursuant to N.J.S.A. 18A:7A-15 et seq. (the "School Intervention Act"). The State-operated school district, operated under the direction of a State-appointed superintendent, has all of the powers and authority of the local Board of Education and of the local district superintendent. Pursuant to the authority granted under the School Act, on October 4, 1989, the State Board of Education ordered the creation of a State operated school district in the City of Jersey City. Similarly, on August 7, 1991, the State Board of Education ordered the creation of a State operated school district in the City of Paterson and on July 5, 1995 ordered the creation of a State-operated school district in the City of Newark.

  School Budgets

  In every school district having a board of school estimate, the board of school estimate examines the budget request and fixes the appropriation amounts for the next year's operating budget after a public hearing at which the taxpayers and other interested persons shall have an opportunity to raise objections and to be heard with respect to the budget. This board, whose composition is fixed by statute, certifies the budget to the municipal governing bodies and to the local board of education. If the local board of education disagrees, it must appeal to the State Commissioner of Education (the "Commissioner") to request changes.


  In a Type II school district without a board of school estimate, the elected board of education develops the budget proposal and, after public hearing, submits it to the voters of such district for approval. Previously authorized debt service is not subject to referendum in the annual budget process. If approved, the budget goes into effect. If defeated, the governing body of each municipality in the school district must determine the amount necessary to be appropriated for each item appearing in such budget. Should the governing body fail to certify an amount determined by the Board of Education to be necessary, the Board of Education may appeal the action to the Commissioner of Education.


  The State laws governing the distribution of State aid to local school districts limit the annual increase of a school district's net budget. The Commissioner certifies the allowable amount of increase for each school district but may grant a higher level of increase in certain limited instances. A school district may also submit a proposal to the voters to raise amounts above the allowable amount of increase. If defeated, such a proposal is subject to further review or appeal to the Commissioner only if the County Superintendents of Schools has determined that additional funds are required to provide a thorough and efficient education.

  The County Superintendents of Schools must also review every proposed local school district budget for the next school year. The County Superintendents of Schools examine every item of appropriation for current expenses and budgeted capital outlay to determine their adequacy in relation to the identified needs and goals of the school district. If in their view they are insufficient, the County Superintendents of Schools may order remedial action. If necessary, the Commissioner is authorized to order changes in the school district's budget.

  School District Bonds

  School district bonds and temporary notes are issued in conformity with N.J.S.A. 18A:24-1 et seq. (the "School Bond Law"), which closely parallels the Local Bond Law (for further information relating to the Local Bond Law, see "MUNICIPAL FINANCE -- Counties and Municipalities" herein). Although school districts are exempted from the 5 percent down payment provision generally applied to bonds issued by municipalities and counties, they are subject to debt limits (which vary depending on the type of school system provided) and to State regulation of their borrowing. The debt limitation on school district bonds depends upon the classification of the school district, but may be as high as 4 percent of the average equalized valuation basis of the constituent municipality. In certain cases involving school districts in cities with populations exceeding 100,000, the debt limit is 8 percent of the average equalized valuation basis of the constituent municipality, and in cities with populations in excess of 80,000 the debt limit is 6 percent of the aforesaid average equalized valuation.

  School bonds are authorized by (i) an ordinance adopted by the governing body of a municipality within a Type I school district; (ii) adoption of a proposal by resolution by the board of education of a Type II school district having a board of school estimate; (iii) adoption of a proposal by resolution by the board of education and approval of the proposal by the legal voters of any other Type II school district; or (iv) adoption of a proposal by resolution by a capital project control board pursuant to N.J.S.A. 18A:7A-46.1 et seq. for projects in a State operated school district. If school bonds will exceed the school district borrowing capacity, a school district (other than a regional school district) may use the balance of the municipal borrowing capacity. If the total amount of debt exceeds the school district's borrowing capacity and any available remaining municipal borrowing capacity, the Commissioner and the Local Finance Board must approve the proposed authorization before it is submitted to the voters. All authorizations of debt in a Type II school district without a board of school estimate require an approving referendum, except where, after hearing, the Commissioner and the State Board of Education determine that the issuance of such debt is necessary to meet the constitutional obligation to provide a thorough and efficient system of public schools. When such obligations are issued, they are issued by, and in the name of, the school district.

  School District Lease Purchase Financings

  In 1982, school districts were given an alternative to the traditional method of bond financing capital improvements pursuant to N.J.S.A. 18A:20-4.2(f) (the "Lease Purchase Law"). The Lease Purchase Law permits school districts to acquire a site and school building through a lease purchase agreement with a private lessor corporation. The lease purchase agreement does not require voter approval. The rent payments attributable to the lease purchase agreement are subject to annual appropriation by the school district and are required, pursuant to N.J.A.C. 6:22A-1.2(h), to be included in the annual current expense budget of the school district. Furthermore, the rent payments attributable to the lease purchase agreement do not constitute debt of the school district and therefore do not impact on the school district's debt limitation. Lease purchase agreements in excess of five years require the approval of the Commissioner and the Local Finance Board.

  New Jersey School Bond Reserve Act


  The New Jersey School Bond Reserve Act establishes a school bond reserve within the constitutionally dedicated Fund for the Support of Free Public Schools. Under this law the reserve is maintained at an amount equal to 1.5 percent of the aggregate outstanding bonded indebtedness of counties, municipalities or school districts for school purposes (exclusive of bonds whose debt service is provided by State appropriations), but not in excess of monies available in such Fund. If a municipality, county or school district is unable to meet payment of the principal of or interest on any of its school bonds, the trustee of the school bond reserve will purchase such bonds at the face amount thereof or pay the holders thereof the interest due or to become due. At June 30, 1996, the book value of the Fund's assets aggregated $88,816,968 and the reserve, computed as of June 30, 1996, amounted to $40,363,607. There has never been an occasion to call upon this Fund. The State provides support of certain bonds of counties, municipalities and school districts through various statutes. (See "OTHER STATE RELATED OBLIGATIONS -- State Supported School and County College Bonds" herein).


QUALIFIED BONDS


  In 1976, legislation was enacted which provides for the issuance by municipalities and school districts of "qualified bonds." Whenever a local board of education or the governing body of a municipality determines to issue bonds, it may file an application with the Local Finance Board, and, in the case of a local board of education, the Commissioner, to qualify bonds pursuant to P.L. 1976, c. 38 or c. 39. Upon approval of such an application and after receipt of a certificate stating the name and address of the paying agent for such bonds, the maturity schedule, interest rates and payment dates, the State Treasurer shall, in the case of qualified bonds for school districts, withhold from the school aid payable to such municipality or school district and, in the case of qualified bonds for municipalities, withhold from the amount of business personal property tax replacement revenues, gross receipts tax revenues, municipal purposes tax assistance fund distributions, State urban aid, State revenue sharing, and any other funds appropriated as State aid and not otherwise dedicated to specific municipal programs, payable to such municipalities, an amount sufficient to cover debt service on such bonds. These "qualified bonds" are not direct, guaranteed or moral obligations of the State, and debt service on such bonds will be provided by the State only if the above mentioned appropriations are made by the State. Total outstanding indebtedness for "qualified bonds" consisted of $208,642,750 by various school districts as of June 30, 1996 and $899,586,220 by various municipalities as of June 30, 1996.


LOCAL FINANCING AUTHORITIES


  The Local Authorities Fiscal Control Law provides for State oversight of the fiscal operations and debt issuance practices of independent local authorities and special taxing districts by the State Department of Community Affairs. The Local Authorities Fiscal Control Law applies to all autonomous public bodies created by counties or municipalities, which are empowered to issue bonds, to impose facility or service charges, or to levy taxes in their districts. This encompasses most autonomous local authorities (sewerage, municipal utilities, parking, pollution control, improvement, etc.) and special taxing districts (fire, water, etc.). Authorities which are subject to differing State or federal financial restrictions are exempted, but only to the extent of that difference.

  Financial control responsibilities over local authorities and special districts are assigned to the Local Finance Board and the Director of the Division of Local Government Services. The Local Finance Board exercises approval power over the creation of new authorities and special districts as well as their dissolution. The Local Finance Board also reviews, conducts public hearings and issues findings and recommendations on any proposed project financing of an authority or district, and on any proposed financing agreement between a municipality or county and an authority or special district. The Local Finance Board prescribes minimum audit requirements to be followed by authorities and special districts in the conduct of their annual audits. The Director reviews and approves annual budgets of authorities and special districts.


  As of June 30, 1995 there were 195 locally created authorities with a total outstanding capital debt of $7,149,326,992 (figures do not include housing authorities and redevelopment agencies). This amount reflects outstanding bonds, notes, and loans payable by the authorities as of their respective fiscal years ended nearest to June 30, 1995.


                                STATE EMPLOYEES

PUBLIC EMPLOYER-EMPLOYEE RELATIONS ACT

  The State of New Jersey, as a public employer, is covered by the New Jersey Public Employer-Employee Relations Act, as amended which guarantees public employees the right to negotiate collectively through employee organizations certified or recognized as the exclusive collective negotiations representatives for units of public employees found to be appropriate for collective negotiations purposes. Approximately 64,500 employees are paid through the State payroll system. Of the 64,500 employees, 56,800 are represented by certified or recognized exclusive majority representatives and are organized into various negotiation units.

                               FINANCING PENSIONS


  Virtually all of the public employees of the State and its counties, municipalities and political subdivisions are members of pension plans administered by the State. The State operates seven retirement plans. Public Employees' Retirement System ("PERS") and Teachers Pension and Annuity Fund ("TPAF"), originally created by acts of the State Legislature in 1920 and 1919, respectively, are the principal plans, together covering 387,554 of the total 428,988 active members covered by all State-administered plans. The other systems are Police and Firemen's Retirement System ("PFRS") (38,450 members), Consolidated Police and Firemen's Pension Fund ("CP&FPF") (no active members), State Police Retirement System ("SPRS") (2,574 active members), Judicial Retirement System ("JRS") (410 active members) and Prison Officers' Pension Fund ("POPF") (no active members).



  The various pension funds were analyzed between July 1, 1995 and March 31, 1996 by independent actuaries who reported that the present value of accumulated benefits, the Accumulated Benefit Obligation determined in accordance with Statement No. 87 of the Financial Accounting Standards Board (including the present value of post-retirement medical benefits for PERS state employees and
TPAF), for which the State is obligated (including both vested and non-vested benefits) for the seven pension funds approximates $43 billion at the valuation dates. The studies indicated that the market value of all assets of the funds was $47.3 billion which, when compared to the $43 billion Accumulated Benefit Obligation, represents a funding level of 110.1%. The present value of projected benefits, the Pension Benefit Obligation determined in accordance with Statement No. 5 of the Governmental Accounting Standards Board, of the funds is $49.7 billion. The funding level for the projected benefits is 87.4%.



  $603.9 million is provided in the Fiscal Year 1997 adjusted Appropriations Act as the State's contributions to public retirement plans.


  Chapter 62, Laws of 1994, enacted by the State Legislature and approved by the Governor on June 30, 1994 made several changes to the funding of the pension systems, including the Public Employees Retirement

System, the Teachers' Pension and Annuity Fund, the Judicial Retirement System, the State Police Retirement System, and the Police and Firemen's Retirement System. These reforms include: a change of the actuarial method used to determine funding requirements for the systems from the entry age normal to the projected unit credit method; revision of funding for post-retirement medical benefits under TPAF and PERS; phase in of revised actuarial assumptions under TPAF; elimination of 2% subsidy in employee pension contributions rates under TPAF and PERS and implementation of a flat employee contribution rate of 5%; return to the original phase-in schedule for recognition of the liability for pension adjustment benefits, Cost of Living Adjustment ("COLA") for active members; reduction in the salary increase assumption to an average of 5.95% and a reduction in the inflation assumption for COLA benefits to 2.4%.

  Certain unions and various individuals have instituted litigation in the United States District Court in Newark challenging the changes to the pension systems which were made by the State Legislature when it enacted P.L. 1994, c.
62. (See "LITIGATION -- New Jersey Education Association et al. v. State of New Jersey et al.").

                                   LITIGATION

  The following are cases presently pending or threatened in which the State has the potential for either a significant loss of revenue or a significant unanticipated expenditure.


  New Jersey Education Association et. al v. State of New Jersey et. al. This case represents a challenge to amendments to the pension laws enacted on June 30, 1994 (P.L. 1994, Chapter 62), which concerned the funding of the Teachers Pension and Annuity Fund ("TPAF"), the Public Employee's Retirement System ("PERS"), the Police and Fireman's Retirement System ("PFRS"), the State Police Retirement System ("SPRS") and the Judicial Retirement System ("JRS"). The complaint was filed in the United States District Court of New Jersey on October 17, 1994. The statute, P.L. 1994, Chapter 62 ("Chapter 62"), as enacted, made several changes affecting these retirement systems including changing the actuarial funding method to projected unit credit; continuing the prefunding of post-retirement medical benefits but at a reduced level for TPAF and PERS; revising the employee member contribution rate to a flat 5% for TPAF and PERS; extending the phase in period for the revised TPAF actuarial assumptions; changing the phase-in period for funding of cost-of-living adjustments and reducing the inflation assumption for the Cost of Living Adjustment ("COLA") for all retirement systems; and decreasing the average salary increase assumption for all retirement systems. Plaintiffs allege that the changes resulted in lower employer contributions in order to reduce a general budget deficit. The complaint further alleges that certain provisions of Chapter 62 violate the contract, due process, and taking clauses of the United States and New Jersey Constitutions, and further constitute a breach of the State's fiduciary duty to participants in TPAF and PERS. Plaintiffs seek to permanently enjoin the State from administering, enforcing or otherwise implementing Chapter 62. An adverse determination against the State would have a significant impact upon the Fiscal Year 1997 budget and the proposed Fiscal Year 1998 budgets. The State filed a motion to dismiss and a motion for summary judgment.


  On October 6, 1995, the Court issued its opinion in which it dismissed the State as a party to the action. The only defendant is Treasurer Clymer. The claims surviving the motion are: (1) breach of trust and fiduciary duty (against the Treasurer in both his individual and official capacities); (2) violation of Due Process (against the Treasurer in both his individual and official capacities); and (3) a 42 U.S.C. sec. 1983 claim (against the Treasurer in his individual capacity).

  The forms of relief sought related to these surviving claims are: (1) a declaration that certain provisions of Chapter 62 violate Due Process of law under the Fifth and Fourteenth Amendments to the U.S. Constitution; (2) a declaration that the enactment and implementation of certain provisions of Chapter 62 constitute a breach of the fiduciary obligations owed to contributing participants, vested participants and retirees of the TPAF and PERS; (3) a declaration that Chapter 62 contravenes the statutory and common law duties to administer and fund the plans in an actuarially sound and fiscally responsible manner; (4) a permanent injunction against administering, enforcing or otherwise implementing certain provisions of Chapter 62; (5) directing payment of plaintiffs' attorneys' fees, disbursements and costs pursuant to 42 U.S.C. sec. 1988.

  The State filed a motion for reconsideration or, in the alternative, for certification to the Third Circuit Court of Appeals, of the remaining claims. By order dated December 19, 1995, the District Court denied the motion in all respects. On January 29, 1996, the State, on behalf of Treasurer Clymer, filed a Petition for a Writ of Mandamus and a Motion for a Stay of the Proceedings below, pending consideration and disposition of the petition, with the Third Circuit Court of Appeals. In the petition, Treasurer Clymer asked the Court of Appeals to direct the District Court to dismiss the complaint or enter summary judgment in his favor. Alternatively, the Treasurer asked the Court of Appeals to order the District Court to vacate its order denying summary judgment and resolve that motion as a matter of law without discovery or fact finding or to certify the issues for interlocutory appeal. The Third Circuit Court of Appeals denied the motion and petition on February 20, 1996. The matter is currently stayed pending the adoption of the Appropriations Act for Fiscal Year 1998. The State intends to vigorously defend this action.



  Beth Israel Hospital et. al. v. Essential Health Services Commission. This case represents a challenge by eleven New Jersey hospitals to the .53% hospital assessment authorized by the Health Care Reform Act of 1992, specifically N.J.S.A. 26:2H-18.62. Amounts collected pursuant to the assessment are paid into the hospital and other health care initiatives account of the Health Care Subsidy Fund, to be used for various health care programs. Specifically, the funds are currently used for those programs previously established pursuant to N.J.S.A. 26:2H-18.47. In this appeal of the assessment, filed with the Appellate Division on December 6, 1993, appellants argue that collection of the assessment is invalid in the absence of Hospital Rate Setting Commission approval of the approved revenue base used in the calculation. At the same time, appellants filed an application for injunctive relief, seeking to stay any collection, which application was denied. In a decision dated July 10, 1995, the Appellate Division rejected appellants' contention that the respondents were prohibited from collecting the assessment. However, the court also found that the hospitals had not been afforded an opportunity to be heard on the assessment, and thus remanded the case to the Essential Health Services Commission for a hearing. Because the Commission has been abolished by L. 1995, c. 133, and its responsibilities assigned to the Department of Health, the Department of Health held the hearing on August 30, 1995. By letters dated March 26, 1996, the Department of Health affirmed the prior assessments. The hospitals filed a notice of appeal challenging that decision on May 10, 1996 and the case has now been briefed. The State intends to vigorously defend this action.



  Tort, Contract and Other Claims. At any given time, there are various numbers of claims and cases pending against the State, State agencies and employees, seeking recovery of monetary damages that are primarily paid out of the fund created pursuant to the New Jersey Tort Claims Act. The State does not formally estimate its reserve representing potential exposure for these claims and cases. The State is unable to estimate its exposure for these claims and cases.


  The State routinely receives notices of claim seeking substantial sums of money. The majority of those claims have historically proven to be of substantially less value than the amount originally claimed. Under the New Jersey Tort Claims Act, any tort litigation against the State must be preceded by a notice of claim, which affords the State the opportunity for a six-month investigation prior to the filing of any suit against it.

  In addition, at any given time, there are various numbers of contract and other claims against the State and State agencies, including environmental claims asserted against the State, among other parties, arising from the alleged disposal of hazardous waste. Claimants in such matters are seeking recovery of monetary damages or other relief which, if granted, would require the expenditure of funds. The State is unable to estimate its exposure for these claims.


  At any given time, there are various numbers of claims and cases pending against the University of Medicine and Dentistry and its employees, seeking recovery of monetary damages that are primarily paid out of the Self Insurance Reserve Fund created pursuant to the New Jersey Tort Claims Act. An independent study estimated an aggregate potential exposure of $86,795,000 for tort and medical malpractice claims pending as of June 30, 1996. In addition, at any given time, there are various numbers of contract and other claims against the University of Medicine and Dentistry, seeking recovery of monetary damages or other relief which, if granted, would require the expenditure of funds. The State is unable to estimate its exposure for these claims.

  County of Passaic v. State of New Jersey. This action filed by the County of Passaic, the Passaic County Utilities Authority, and the Passaic County Pollution Control Financing Authority ("plaintiffs"), alleged tort and contractual claims against the State of New Jersey ("State") and the New Jersey Department of Environmental Protection ("NJDEP") associated with a resource recovery facility which plaintiffs had once planned to build. The plaintiffs alleged that the State and the NJDEP violated a 1984 consent order concerning the construction of a resource recovery facility in Passaic County. Plaintiffs' complaint alleged approximately $30 million in damages against the State and the NJDEP. On March 17, 1995, the court granted the State's motion for summary judgment, dismissing all counts of plaintiffs' complaint against the State and the NJDEP, with prejudice. The court found that there was no legal obligation or duty on the part of the State or the NJDEP concerning the project. Plaintiffs have filed an appeal of the court's decision. The State intends to vigorously defend this appeal.


  Camden Co. v. Waldman, et al. Fifteen counties seek a portion of the $412 million in federal funds that the State received for disproportionate share hospital payments it made to psychiatric hospitals during July 1, 1988 through July 1, 1991. Camden County filed the first action against the Department of Human Services, the Attorney General and the State Treasurer. Camden County contends that the Essex decisions mandate sharing of the federal funding. The first Essex case dealt with sharing maintenance costs when there have been social security payments that the State received as representative payee. The second Essex case dealt with sharing Medicaid payment recoveries. The State contended that under a recently approved Medicaid state plan amendment and federal law, the State does not have to share the federal funding because it already paid the counties their portion of disproportionate share hospital payments. The State also contended that the Legislature did not intend to share the federal funding with the counties as evidenced by appropriations act language. The actions against the attorney General and State Treasurer were dismissed and the matter was transferred to the Appellate Division.



  Similar lawsuits were filed by Middlesex, Monmouth, Atlantic, Union, Hudson, Ocean, Mercer, Somerset, Morris, Sussex, Cape May, Essex, Warren and Passaic counties. The Middlesex, Monmouth, Atlantic, Union, Ocean, Mercer, Morris, Warren and Hudson County cases were transferred to the Appellate Division. The Atlantic, Camden and Monmouth counties cases were consolidated. Cape May joined in the existing calendar matters. The other counties, Essex, Warren and Passaic, have recently had their cases transferred to the Appellate Division, but did not seek to join in the existing matters. With the exception of Essex, Warren and Passaic, the remaining matters were to be heard on a back to back basis by the Appellate Division. A motion to consolidate or calendar these matters back to back was made by the State. The State and counties filed their briefs. The State requested oral argument because of the complicated nature of the issues and the large amount of money involved; the Court granted the request.



  The Court heard oral argument on May 30, 1996. On July 15, 1996, three-judge panel of the Appellate Division ruled unanimously in favor of the State. Finding no federal requirement compelling the State to share these monies, the Court agreed with the State's position that the Legislature may determine to appropriate these funds to the General Fund and therefore the county had no State law claim to share in them. Of the fourteen appellant counties, eight filed motions for reconsideration, which were denied by order of the Appellate Division on September 16, 1996, nine have filed Notices of Petition for Certification to the New Jersey Supreme Court, three have filed Motions for Extension in which to file Notices of Petition, ten have filed Motions for Extension in which to file Petitions and eight have filed Notices of Appeal. Pursuant to an Order of the Court, petitions were due by November 15, 1996.


  Interfaith Community Organization v. Shinn, et al. In late October, 1993, the Interfaith Community Organization ("ICO") a coalition of churches and church leaders in Hudson County, filed suit on behalf of the ICO's membership and the citizens of Hudson County against the Governor, the Commissioner of the New Jersey Department of Environmental Protection ("DEP"), Commissioner of the Department of Health ("DOH"), and Lance Miller, Assistant Commissioner of DEP. The multicount complaint alleged violations of numerous laws, allegedly resulting from the existence of chromium contamination in the State-owned Liberty State Park in Jersey City. It also asserted the alleged failure by DEP and DOH to properly conduct remediation and health screens in Hudson County concerning chromium contamination. No immediate relief was sought, but injunctive and monetary relief was asked for.

  In June 1994, ICO hired a law firm to represent it in this matter. The firm filed amended complaints, naming only Commissioner Shinn of DEP and Governor Whitman as defendants and alleges only Clean Water Act ("CWA") and Resource Conservation Recovery Act ("RCRA") violations at Liberty State Park. Under the "citizen suit" provisions of these federal acts, plaintiff is seeking remediation, health studies and attorneys' fees. The State is unable to estimate its exposure for this claim. In March, 1995, ICO filed another lawsuit over the shipments of soil from the I-287 Wetlands Mitigation Project to Liberty State Park. The defendants in that suit are Commissioner Shinn, Governor Whitman, Commissioner Wilson of the Department of Transportation ("DOT") and R. W. Vogel, Inc., the transporter of the soil. The new suit seeks a declaration that the CWA is being violated and demands cessation of all construction at Liberty State Park and penalties against Vogel. The state intends to defend these suits vigorously.



  Waste Management of Pennsylvania et al v. Shinn et al. This action filed in federal district court by Waste Management of Pennsylvania, Inc. and its affiliate Geological Reclamation Operations and Waste Systems, Inc. ("plaintiffs") seeks declaratory and injunctive relief and compensatory damages in excess of $19 million from Department of Environmental Protection Commissioner Robert C. Shinn, Jr. and former Acting Commissioner Jeanne M. Fox, ("defendants") individually and in their official capacity. These claims are based on alleged violations of the Commerce Clause and the Contracts Clause of the United States Constitution as a result of the issuance by defendants of two emergency redirection orders and a draft permit. The State's position is that none of the contracts to which the plaintiffs are a party entitle them to any relief and that therefore none of their constitutional rights have been impaired by the Commissioners' actions. Moreover, all of the administrative agency actions which form the gravamen of the federal complaint are currently the subject of review in either New Jersey appellate courts or within the Department. The compensatory damage claims against defendants Robert C. Shinn, Jr. and Jeanne M. Fox were dismissed by way of stipulation of the parties filed on December 15, 1995. Remaining claims in the action are injunctive and require declaratory relief.


  American Trucking Associations, Inc. and Tri-State Motor Transit, Co. v. State of New Jersey. The American Trucking Associations, Inc. ("ATA") and Tri-State Motor Transit, Co. filed a complaint in the Tax Court on March 23, 1994 against the State of New Jersey and certain state officials challenging the constitutionality of annual A-901 hazardous and solid waste licensure renewal fees collected by the Department of Environmental Protection ("DEP"). A-901 refers to the Assembly bill number which was adopted in 1983 as an amendment to the Solid Waste Management Act N.J.S.A. 13:1E-1 et seq. and codified at N.J.S.A. 13:1E-126 et seq., establishing a requirement that all persons and entities engaged in solid and hazardous waste activities in the State be investigated prior to the issuance of a license. Plaintiffs are alleging that the A-901 renewal fees discriminate against interstate commerce in violation of the Commerce Clause of the United States Constitution; that the fees are not used for the purposes for which they are levied; and that the fees do not reflect the duration or complexity of the services rendered by the government entities receiving the fees as required under the A-901 statute. Plaintiffs are seeking a declaration that the fees are unconstitutional; a permanent injunction enjoining the future collection of the fees; a refund of all annual A-901 renewal fees and all fines and penalties collected pursuant to enforcement of these provisions; and attorneys' fees and costs. Plaintiffs are also seeking class certification of their action.

  The DEP currently collects approximately $3.5 to $4 million in A-901 fees annually. In previous years, the total amount of fees collected was higher because the number of applicants and licensees subject to the fees was much larger. It is presently unknown what portion of the A-901 fees are paid by haulers engaged in interstate commerce, and what percentage of the monies are renewal fees as opposed to initial application fees. Consequently, the State is unable to estimate its exposure for this claim and intends to defend this suit vigorously.


  Abbot v. Burke. On January 6, 1997, the Education Law Center filed a motion in aid of litigants' rights with the Supreme Court of New Jersey in the Abbot v. Burke matter. In 1994, the Supreme Court ruled in Abbot v. Burke that the State had to enact a funding formula that would close the spending gap between poor urban school districts and wealthy suburban districts by Fiscal Year 1998. On December 20, 1996, the Comprehensive Education Improvement and Financing Act ("CEIFA") was enacted. CEIFA is a departure from the mechanisms of previous funding formulas. The CEIFA is centered upon the Core Curriculum Content Standards -- a comprehensive description of what all students should know and be able to accomplish upon completion of a thirteen year public education. The State projects that special needs districts will be spending between 91% and 96% of the wealthy suburban districts in the 1997-1998 school year under CEIFA. Plaintiffs concede that, under CEIFA, special needs districts are projected to be spending at 91% of the wealthy suburban districts in the 1997-1998 fiscal year. In its motion, the Education Law Center requests, in part, relief in the form of 100% spending parity or State aid in the amount of approximately $200 million dollars to be redistributed to the special needs districts. On March 4, 1997 the Supreme Court heard oral argument on the motion. The Supreme Court has not yet rendered a decision.



  Affiliated FM Insurance Company, et al. v. State of New Jersey, et al. The plaintiffs in this action are insurers licensed or admitted to write property and casualty insurance in the State of New Jersey pursuant to N.J.S.A. 17:17-1 et seq. and are all members of the New Jersey Property-Liability Insurance Guaranty Association ("PLIGA"), a private, non-profit organization created to cover claims against certain insolvent insurers. Plaintiffs have filed suit in the Superior Court of New Jersey, Chancery Division, Mercer County against the State of New Jersey, the Commissioner of Banking, the Department of Banking and Insurance, PLIGA and the State Treasurer. Plaintiff's contend that their assessments are being used to retire debt of the Market Transition Fund ("MTF"). The plaintiffs argue that they were never members of the MTF, are not statutorily responsible for its losses, have not agreed to assume its losses and did not relinquish any right to repayment of loan assessments to PLIGA. Under the Fair Automobile Insurance Reform Act of 1990 ("FAIRA"), PLIGA is responsible for assessing and collecting from its member insurers the amounts necessary to make certain loans to the Auto Guaranty Fund (the "Auto Guaranty Fund"), a special nonlapsing fund created pursuant to FAIRA. Plaintiffs contend that assessments dating back to 1990 are in dispute and challenge the constitutionality of the assessments and legislation which allow the assessments and request declaratory relief and an order that the monies assessed since 1990 be returned as well as an accounting. The State intends to vigorously defend this action and has filed a motion to dismiss this case.



  C.F., et al. v. Fauver, et al. This case is brought as a purported class action consisting of prisoners with serious mental disorders who are confined within the facilities of the Department of Corrections (the "Class") against the Commissioner of the Department of Corrections and other officers of the Department of Corrections. The Class alleges cruel and unusual punishment, violation of the Americans with Disabilities Act of 1990, discrimination against members of the Class, sex discrimination and violation of due process. The suit was brought by the Class in the United States District Court of the District of New Jersey. Through this action, the Class seeks injunctive relief in the form of changes to the manner in which mental health services are provided to inmates. The Class also seeks changes in the disciplinary process to the extent that an inmate's mental health is taken into consideration by a hearing officer when adjudicating a disciplinary charge. Discovery has commenced and is continuing. The State intends to vigorously defend this action.



  Cleary v. Waldman. This case involves the spousal impoverishment provisions of the Medicare Catastrophic Coverage Act ("MCCA"). Under this provision, the spouse of an institutionalized husband or wife, is allowed to have sufficient funds to live in the community, called the monthly needs allowance.



  The State in determining a spouse's monthly needs allowance, uses a system called the "income first" rule. If a community spouse does not have sufficient funds to meet the monthly needs allowance, an institutionalized spouse is allowed to shift his or her income to the community spouse to make up the difference. If the institutionalized spouse's income is insufficient to meet the monthly needs allowance, then the institutionalized spouse is allowed to shift resources to the community spouse to generate income to make the difference.



  A class action was brought in federal court in which plaintiffs' argue that the income first rule is disallowed under the MCCA. Rather plaintiff's claim that the MCCA mandates the use of what is called the "resource-first" rule. Under this scheme, before income is shifted from the institutionalized spouse to the community spouse to meet the monthly needs allowance, resources must be shifted first and income generated from these resources used to meet the monthly needs allowance.



  Estimates of exposure if a court were to find that the MCCA only allows the "resource-first" rule has been estimated in the area of $50 million per year from both State and Federal sources combined.



  Plaintiff's filed for a preliminary injunction arguing that, under federal law, only the resource first rule was allowed under the MCCA. The State opposed the motion and the New Jersey Association of Health Care

Facilities and the New Jersey Association for Non-Profit Homes for the Aging moved for intervenor status, opposing the plaintiffs' motion. The court granted the motion of intervention and denied the motion for preliminary injunction, finding that plaintiffs were unlikely to prevail on the merits since New Jersey's methodology was at least a permissible application of the federal law.



  Subsequently, plaintiffs filed for class certification which was granted on March 25, 1996. On March 26, 1997, Plaintiffs have filed a Notice of Appeal to the Court of Appeals for the Third Circuit. The State intends to vigorously defend this action.



  United Hospitals, et al. v. State of New Jersey and William Waldman. This case represents a challenge by 18 New Jersey hospitals to Medicaid hospital reimbursement since February, 1995. The matter was filed in the Appellate Division of the Superior Court of New Jersey in January, 1997. The hospitals challenge all of the following: (i) whether the State complied with certain federal requirements for Medicaid reimbursement; (ii) whether the State's reimbursement regulations, N.J.A.C. 10:52-1 et. seq., are arbitrary, capricious and unreasonable; (iii) whether the Department of Human Services (DHS) incorrectly calculated the rates; (iv) whether DHS denied hospitals of a meaningful appeal process; (v) whether the 1996-1997 State Appropriations Act violates the New Jersey Constitution with respect to the provision for Medicaid reimbursement to hospitals; and (vi) whether DIIS violated the Medicaid State Plan, filed with the U.S. Department of Health and Human Services, in implementing hospital rates in 1995 and 1996. The State intends to vigorously defend this action.



  Trump Hotels & Casino Resorts, Inc. v. Mirage Resorts Incorporated, The State of New Jersey, et al. An action was filed in Federal District Court to enjoin and declare unlawful actions of the Mirage Resorts Incorporated ("Mirage"), the State of New Jersey, the New Jersey Department of Transportation, the South Jersey Transportation Authority, the Casino Reinvestment Development Authority ("CRDA"), the New Jersey Transportation Trust Fund Authority and certain officials of the aforesaid agencies and authorities in their efforts to revitalize Atlantic City through the design and construction of a highway and tunnel funded by Mirage, the New Jersey Transportation Trust Fund Authority and $55,000,000 in bonds to be issued by the South Jersey Transportation Authority and collateralized by future alternative investment obligations of casinos to be located in the marina district of Atlantic City. Plaintiffs claim that the highway and tunnel development funding violates a provision of the New Jersey State Constitution that requires the State to dedicate all State revenues derived from gambling to programs benefiting the elderly and the disabled pursuant to the New Jersey State Constitution, Article IV, Section 7, Paragraph
2. The plaintiffs further allege that (i) the failure to disclose the constitutional infirmities alleged in the financing for the highway and tunnel project will be material omissions within the meaning of Rule 10b-5 of the Securities and Exchange Act of 1934; (ii) the defendants have sought to avoid the federal requirements of the Clean Water Act, the Federal Highway Act, and the Clean Air Act; and (iii) the defendants have sought to avoid the requirement of the New Jersey Coastal Area Facility Review Act. The State has filed a motion to dismiss the federal action and filed a declaratory judgment action in Superior Court of New Jersey, Law Division -- Atlantic County, seeking a declaration that the alternative investment program established under N.J.S.A. 5:12-144.1 of the CRDA legislation and the use of parking fees and sales tax revenues under the CRDA legislation to fund eligible projects do not violate the New Jersey State Constitution.



  Three additional cases have been filed in opposition to the road and tunnel project which also contain similar challenges. The three matters, Bryant, et al.
v. New Jersey Department of Transportation, et al., Merolla and Brady v. The Casino Reinvestment Development Authority, et al., and Gallagher, et al. v. The Casino Reinvestment Development Authority, et al. are also being vigorously defended by the State.

                       REPORT OF INDEPENDENT ACCOUNTANTS

The Board of Trustees and Shareholders of
Van Kampen American Capital New Jersey Tax Free Income Fund:

We have audited the accompanying statement of assets and liabilities of Van Kampen American Capital New Jersey Tax Free Income Fund (the "Fund"), including the portfolio of investments, as of December 31, 1996, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Van Kampen American Capital New Jersey Tax Free Income Fund as of December 31, 1996, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles.

                                                           KPMG Peat Marwick LLP
Chicago, Illinois
February 7, 1997

                            PORTFOLIO OF INVESTMENTS

                               December 31, 1996
--------------------------------------------------------------------------------

 Par
Amount
(000)    Description                                         Coupon   Maturity  Market Value
--------------------------------------------------------------------------------------------
         MUNICIPAL BONDS
         NEW JERSEY  85.4%
$ 400    Atlantic City, NJ Brd Edl Sch (AMBAC Insd)........   6.125%  12/01/11  $   422,280
  250    Camden Cnty, NJ Impt Auth Lease Rev Cnty Gtd (MBIA
          Insd)............................................   6.150   10/01/14      265,895
  150    Delaware River Port Auth PA & NJ (FGIC Insd)......   5.500   01/01/26      147,968
  500    Essex Cnty, NJ Impt Auth Lease Cnty Jail Proj A
          (MBIA Insd)......................................   5.600   12/01/16      500,190
  250    Essex Cnty, NJ Impt Auth Lease Jail & Youth House
          Proj (Prerefunded @ 12/01/04) (AMBAC Insd).......   6.600   12/01/07      285,997
  375    Essex Cnty, NJ Impt Auth Lease Jail & Youth House
          Proj Rfdg (AMBAC Insd)...........................   5.350   12/01/24      366,217
  370    Essex Cnty, NJ Ser A1 Rfdg (AMBAC Insd)...........   5.375   09/01/10      372,061
  500    Essex Cnty, NJ Util Auth Solid Waste Rev Ser A
          (FSA Insd).......................................   5.600   04/01/16      499,660
  250    Hudson Cnty, NJ Ctfs Partn Correctional Fac Rfdg
          (MBIA Insd)......................................   6.600   12/01/21      271,200
  250    Lacey Muni Util Auth NJ Wtr Rev (MBIA Insd).......   6.250   12/01/24      268,022
  250    Mercer Cnty, NJ Impt Auth Rev Cap Apprec..........       *   04/01/11      115,068
  250    Mercer Cnty, NJ Impt Auth Rev Ewing Brd Edl Lease
          Proj Rfdg (MBIA Insd)............................   5.000   11/15/16      236,578
  500    Millburn Twp, NJ Brd Edl..........................   5.350   07/15/12      503,295
1,000    New Jersey Bldg Auth St Bldg Rev..................   5.000   06/15/18      919,150
  500    New Jersey Econ Dev Auth Dist Heating & Cooling
          Rev Trigen Trenton Ser A.........................   6.200   12/01/10      509,805
  400    New Jersey Econ Dev Auth Holt Hauling & Warehsg
          Rev Ser G Rfdg...................................   8.400   12/15/15      419,116
  300    New Jersey Econ Dev Auth Mkt Transition Fac Rev Sr
          Lien Ser A (MBIA Insd)...........................   5.800   07/01/09      311,400
  200    New Jersey Econ Dev Auth Pollutn Ctl Rev (AMBAC
          Insd)............................................   7.100   07/01/15      240,654
  210    New Jersey Econ Dev Auth Pollutn Ctl Rev Pub Svcs
          Elec & Gas Co Proj A (MBIA Insd).................   6.400   05/01/32      223,556
  350    New Jersey Econ Dev Auth Rev RWJ Hlth Care Corp
          (FSA Insd).......................................   6.250   07/01/14      373,625
  300    New Jersey Econ Dev Auth Wtr Fac Rev Hackensack
          Wtr Co Proj B Rfdg (MBIA Insd)...................   5.900   03/01/24      304,530
  490    New Jersey Hlthcare Fac Fin Auth Rev Atlantic City
          Med Cent Ser C Rfdg..............................   6.800   07/01/11      527,999
  700    New Jersey Hlthcare Fac Fin Auth Rev Christ Hosp
          Group Issue (Connie Lee Insd)....................   7.000   07/01/04      791,336
  400    New Jersey Hlthcare Fac Fin Auth Rev Christ Hosp
          Group Issue (Connie Lee Insd)....................   7.000   07/01/06      461,716
  250    New Jersey Hlthcare Fac Fin Auth Rev Englewood
          Hosp & Med Cent..................................   6.700   07/01/15      258,040
  250    New Jersey Hlthcare Fac Fin Auth Rev Genl Hosp
          Cent at Passaic (FSA Insd).......................   6.000   07/01/06      271,140
  250    New Jersey Hlthcare Fac Fin Auth Rev Genl Hosp
          Cent at Passaic (FSA Insd).......................   6.750   07/01/19      278,952
  400    New Jersey Hlthcare Fac Fin Auth Rev Jersey Shore
          Med Cent (AMBAC Insd)............................   6.250   07/01/21      425,468

                                               See Notes to Financial Statements

                               December 31, 1996
--------------------------------------------------------------------------------

 Par
Amount
(000)    Description                                          Coupon   Maturity  Market Value
--------------------------------------------------------------------------------------------

         NEW JERSEY (CONTINUED)
$ 500    New Jersey Hlthcare Fac Fin Auth Rev Southern
          Ocean Cnty Hosp Ser A............................   6.125%  07/01/13  $   504,015
  400    New Jersey Sports & Exposition Auth Convention
          Cent Luxury Tax Rev Ser A Rfdg (MBIA Insd).......   6.250   07/01/20      425,172
  200    New Jersey St Edl Fac Auth Rev Caldwell College
          Ser A............................................   7.250   07/01/25      209,350
  250    New Jersey St Edl Fac Auth Rev Glassboro St
          College Ser A (MBIA Insd)........................   6.700   07/01/21      272,792
  300    New Jersey St Edl Fac Auth Rev Montclair St Univ
          Ser F (AMBAC Insd)...............................   5.400   07/01/25      293,805
  270    New Jersey St Hsg & Mtg Fin Agy Rev Home Buyer Ser
          K (MBIA Insd)....................................   6.375   10/01/26      277,644
  500    New Jersey St Hsg & Mtg Fin Agy Rev Home Buyer Ser
          O (MBIA Insd)....................................   6.300   10/01/23      513,695
  500    New Jersey St Hsg & Mtg Fin Agy Rev Home Buyer Ser
          S................................................   6.000   10/01/21      501,235
  280    New Jersey St Tpk Auth Tpk Rev Ser C Rfdg (MBIA
          Insd)............................................   6.500   01/01/16      316,851
  200    Port Auth NY & NJ Cons 95th Ser...................   6.125   07/15/22      208,136
  400    Salem Cnty, NJ Indl Pollutn Ctl Fin Auth Rev Pub
          Svc Elec & Gas Co Proj C Rfdg (MBIA Insd)........   6.200   08/01/30      424,444
  300    Union City, NJ (FSA Insd).........................   6.375   11/01/10      334,281
                                                                                -----------
                                                                                 14,852,338
                                                                                -----------
         GUAM  1.5%
  250    Guam Govt Ser A...................................   5.750   09/01/04      251,593
                                                                                -----------
         PUERTO RICO  10.1%
  200    Puerto Rico Comwlth Hwy & Tran Auth Hwy Rev Ser V
          Rfdg.............................................   6.625   07/01/12      215,794
  250    Puerto Rico Elec Pwr Auth Pwr Rev Ser T...........   6.375   07/01/24      264,030
  250    Puerto Rico Elec Pwr Auth Pwr Rev Ser U Rfdg......   6.000   07/01/14      252,613
  250    Puerto Rico Elec Pwr Auth Pwr Rev Ser Z Rfdg......   5.500   07/01/14      243,565
  470    Puerto Rico Hsg Bank & Fin Agy Single Family Mtg
          Rev (GNMA Collateralized)........................   6.250   04/01/29      479,207
  300    Puerto Rico Pub Bldgs Auth Gtd Pub Edl & Hlth Fac
          Ser M Rfdg (FSA Insd)............................   5.750   07/01/15      304,935
                                                                                -----------
                                                                                  1,760,144
                                                                                -----------
TOTAL LONG-TERM INVESTMENTS  97.0%
  (Cost $16,036,955) (a)......................................................   16,864,075
SHORT-TERM INVESTMENTS AT AMORTIZED COST  1.2%................................      200,000
OTHER ASSETS IN EXCESS OF LIABILITIES  1.8%...................................      321,494
                                                                                -----------
NET ASSETS  100.0%............................................................  $17,385,569
                                                                                ===========

* Zero coupon bond

(a) At December 31, 1996, for federal income tax purposes cost is $16,036,955; the aggregate gross unrealized appreciation is $842,289 and the aggregate gross unrealized depreciation is $15,169, resulting in net unrealized appreciation of $827,120.

                                               See Notes to Financial Statements

                      STATEMENT OF ASSETS AND LIABILITIES

                               December 31, 1996
--------------------------------------------------------------------------------

ASSETS:
Long-Term Investments, at Market Value (Cost $16,036,955)
  (Note 1)..................................................  $16,864,075
Short-Term Investments (Note 1).............................      200,000
Cash........................................................       44,548
Receivables:
  Interest..................................................      329,484
  Fund Shares Sold..........................................       10,056
Unamortized Organizational Expenses (Note 1)................       61,706
                                                              -----------
      Total Assets..........................................   17,509,869
                                                              -----------
LIABILITIES:
Payables:
  Distributor and Affiliates (Notes 2 and 5)................       39,963
  Income Distributions......................................       35,264
Accrued Expenses............................................       38,157
Deferred Compensation and Retirement Plans (Note 2).........       10,916
                                                              -----------
      Total Liabilities.....................................      124,300
                                                              -----------
NET ASSETS..................................................  $17,385,569
                                                              ===========
NET ASSETS CONSIST OF:
Capital (Note 3)............................................  $16,805,528
Net Unrealized Appreciation on Securities...................      827,120
Accumulated Undistributed Net Investment Income.............        6,730
Accumulated Net Realized Loss on Securities.................     (253,809)
                                                              -----------
NET ASSETS..................................................  $17,385,569
                                                              ===========
MAXIMUM OFFERING PRICE PER SHARE:
  Class A Shares:
    Net asset value and redemption price per share (Based on
      net assets of $7,641,719 and 514,981 shares of
      beneficial interest issued and outstanding)...........  $     14.84
    Maximum sales charge (4.75%* of offering price).........          .74
                                                              -----------
    Maximum offering price to public........................  $     15.58
                                                              ===========
  Class B Shares:
    Net asset value and offering price per share (Based on
      net assets of $9,031,918 and 609,192 shares of
      beneficial interest issued and outstanding)...........  $     14.83
                                                              ===========
  Class C Shares:
    Net asset value and offering price per share (Based on
      net assets of $711,932 and 48,008 shares of beneficial
      interest issued and outstanding)......................  $     14.83
                                                              ===========

 *On sales of $100,000 or more, the sales charge will be reduced.






                                               See Notes to Financial Statements

                            STATEMENT OF OPERATIONS

                      For the Year Ended December 31, 1996
--------------------------------------------------------------------------------

INVESTMENT INCOME:
Interest....................................................  $ 934,883
                                                              ---------
EXPENSES:
Distribution (12b-1) and Service Fees (Attributed to Classes
  A, B and C of $17,494, $86,336 and $6,949, respectively)
  (Note 5)..................................................    110,779
Investment Advisory Fee (Note 2)............................     97,956
Custody.....................................................     52,117
Printing....................................................     29,280
Amortization of Organizational Expenses (Note 1)............     24,054
Audit.......................................................     20,130
Shareholder Services (Note 2)...............................     15,563
Legal (Note 2)..............................................     11,940
Trustees Fees and Expenses (Note 2).........................      6,416
Other.......................................................     13,557
                                                              ---------
    Total Expenses..........................................    381,792
    Less Fees Waived and Expenses Reimbursed ($97,956 and
      $152,228, respectively)...............................    250,184
                                                              ---------
    Net Expenses............................................    131,608
                                                              ---------
NET INVESTMENT INCOME.......................................  $ 803,275
                                                              =========
REALIZED AND UNREALIZED GAIN/LOSS ON SECURITIES:
Net Realized Gain on Investments............................  $   5,297
                                                              ---------
Unrealized Appreciation/Depreciation on Securities:
  Beginning of the Period...................................    982,282
  End of the Period:
    Investments.............................................    827,120
                                                              ---------
Net Unrealized Depreciation on Securities During the
  Period....................................................   (155,162)
                                                              ---------
NET REALIZED AND UNREALIZED LOSS ON SECURITIES..............  $(149,865)
                                                              =========
NET INCREASE IN NET ASSETS FROM OPERATIONS..................  $ 653,410
                                                              =========



                                               See Notes to Financial Statements

                       STATEMENT OF CHANGES IN NET ASSETS

                 For the Years Ended December 31, 1996 and 1995
--------------------------------------------------------------------------------

                                                      Year Ended          Year Ended
                                                   December 31, 1996   December 31, 1995
----------------------------------------------------------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income.............................    $   803,275         $   600,707
Net Realized Gain/Loss on Securities..............          5,297            (171,585)
Net Unrealized Appreciation/Depreciation on
  Securities During the Period....................       (155,162)          1,207,816
                                                      -----------         -----------
Change in Net Assets from Operations..............        653,410           1,636,938
                                                      -----------         -----------
Distributions from Net Investment Income..........       (792,292)           (601,952)
Distributions in Excess of Net Investment Income
  (Note 1)........................................            -0-              (4,253)
                                                      -----------         -----------
Distributions from and in Excess of Net Investment
  Income*.........................................       (792,292)           (606,205)
                                                      -----------         -----------
NET CHANGE IN NET ASSETS FROM INVESTMENT
  ACTIVITIES......................................       (138,882)          1,030,733
                                                      -----------         -----------
FROM CAPITAL TRANSACTIONS (NOTE 3):
Proceeds from Shares Sold.........................      4,761,510           5,834,549
Net Asset Value of Shares Issued Through Dividend
  Reinvestment....................................        379,068             296,757
Cost of Shares Repurchased........................     (2,142,401)         (2,307,583)
                                                      -----------         -----------
NET CHANGE IN NET ASSETS FROM CAPITAL
  TRANSACTIONS....................................      2,998,177           3,823,723
                                                      -----------         -----------
TOTAL INCREASE IN NET ASSETS......................      2,859,295           4,854,456
NET ASSETS:
Beginning of the Period...........................     14,526,274           9,671,818
                                                      -----------         -----------
End of the Period (Including accumulated
  undistributed net investment income of $6,730
  and $(4,253), respectively).....................    $17,385,569         $14,526,274
                                                      ===========         ===========

                                    Year Ended          Year Ended
    *Distributions by Class      December 31, 1996   December 31, 1995
----------------------------------------------------------------------
Distributions from and in Excess of
  Net Investment Income:
  Class A Shares................     $(368,826)          $(244,934)
  Class B Shares................      (392,001)           (345,970)
  Class C Shares................       (31,465)            (15,301)
                                     ---------           ---------
                                     $(792,292)          $(606,205)
                                     =========           =========



                                               See Notes to Financial Statements

                              FINANCIAL HIGHLIGHTS

       The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.
--------------------------------------------------------------------------------

                                                                                    July 29, 1994
                                                                                    (Commencement
                                                                                    of Investment
                                               Year Ended          Year Ended      Operations) to
Class A Shares                          December 31, 1996   December 31, 1995   December 31, 1994
-------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of the
  Period...............................           $15.000             $13.754             $14.300
                                                   ------              ------              ------
  Net Investment Income................              .786                .792                .295
  Net Realized and Unrealized Gain/Loss
    on Securities......................             (.173)              1.253               (.551)
                                                   ------              ------              ------
Total from Investment Operations.......              .613               2.045               (.256)
Less Distributions from and in Excess
  of Net Investment Income (Note 1)....              .774                .799                .290
                                                   ------              ------              ------
Net Asset Value, End of the Period.....           $14.839             $15.000             $13.754
                                                   ------              ------              ------
Total Return* (a)......................             4.28%              15.26%              (1.81%)**
Net Assets at End of the Period (In
  millions)............................              $7.6                $5.8                $3.0
Ratio of Expenses to Average Net
  Assets*..............................              .38%                .27%                .17%
Ratio of Net Investment Income to
  Average Net Assets*..................             5.35%               5.43%               5.16%
Portfolio Turnover.....................               11%                 31%                 11%**
*If certain expenses had not been
  assumed by VKAC, Total Return would
  have been lower and the ratios would
  have been as follows:
Ratio of Expenses to Average Net
  Assets...............................             1.91%               2.53%               3.17%
Ratio of Net Investment Income to
  Average Net Assets...................             3.82%               3.17%               2.17%

**  Non-Annualized

(a) Total Return is based upon net asset value which does not include payment of the maximum sales charge or contingent deferred sales charge.

                                               See Notes to Financial Statements

       The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.
--------------------------------------------------------------------------------

                                                                                July 29, 1994
                                                                                (Commencement
                                                                                of Investment
                                       Year Ended           Year Ended         Operations) to
          Class B Shares            December 31, 1996    December 31, 1995    December 31, 1994
-----------------------------------------------------------------------------------------------
Net Asset Value, Beginning of the
  Period..........................            $14.991              $13.738              $14.300
                                               ------               ------               ------
  Net Investment Income...........               .675                 .685                 .253
  Net Realized and Unrealized
    Gain/Loss on Securities.......              (.174)               1.260                (.563)
                                               ------               ------               ------
Total from Investment
  Operations......................               .501                1.945                (.310)
Less Distributions from and in
  Excess of Net Investment Income
  (Note 1)........................               .666                 .692                 .252
                                               ------               ------               ------
Net Asset Value, End of the
  Period..........................            $14.826              $14.991              $13.738
                                               ======               ======               ======
Total Return* (a).................              3.52%               14.43%               (2.16%)**
Net Assets at End of the Period
  (In millions)...................               $9.0                 $8.2                 $6.5
Ratio of Expenses to Average Net
  Assets*.........................              1.13%                1.01%                 .93%
Ratio of Net Investment Income to
  Average Net Assets*.............              4.60%                4.73%                4.38%
Portfolio Turnover................                11%                  31%                11%**
*If certain expenses had not been
  assumed by VKAC, Total Return
  would have been lower and the
  ratios would have been as
  follows:
Ratio of Expenses to Average Net
  Assets..........................              2.66%                3.23%                3.89%
Ratio of Net Investment Income to
  Average Net Assets..............              3.07%                2.51%                1.41%

**  Non-Annualized

(a) Total Return is based upon net asset value which does not include payment of the maximum sales charge or contingent deferred sales charge.

                                               See Notes to Financial Statements

       The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.
--------------------------------------------------------------------------------

                                                                               July 29, 1994
                                                                               (Commencement
                                                                               of Investment
                                        Year Ended          Year Ended        Operations) to
           Class C Shares            December 31, 1996   December 31, 1995   December 31, 1994
----------------------------------------------------------------------------------------------
Net Asset Value, Beginning of the
  Period............................           $15.000             $13.753             $14.300
                                                ------              ------              ------
  Net Investment Income.............              .673                .706                .240
  Net Realized and Unrealized
    Gain/Loss on Securities.........             (.178)              1.233               (.535)
                                                ------              ------              ------
Total from Investment Operations....              .495               1.939               (.295)
Less Distributions from and in
  Excess of Net Investment Income
  (Note 1)..........................              .666                .692                .252
                                                ------              ------              ------
Net Asset Value, End of the
  Period............................           $14.829             $15.000             $13.753
                                                ======              ======              ======
Total Return* (a)...................             3.45%              14.42%              (2.09%)**
Net Assets at End of the Period (In
  millions).........................               $.7                 $.5                 $.2
Ratio of Expenses to Average Net
  Assets*...........................             1.13%               1.00%                .91%
Ratio of Net Investment Income to
  Average Net Assets*...............             4.58%               4.73%               4.39%
Portfolio Turnover..................               11%                 31%                 11%**
*If certain expenses had not been
 assumed by VKAC, Total Return would
 have been lower and the ratios
 would have been as follows:
Ratio of Expenses to Average Net
  Assets............................             2.66%               3.23%               3.85%
Ratio of Net Investment Income to
  Average Net Assets................             3.05%               2.50%               1.46%

** Non-Annualized

(a) Total Return is based upon net asset value which does not include payment of the maximum sales charge or contingent deferred sales charge.

                                               See Notes to Financial Statements

                         NOTES TO FINANCIAL STATEMENTS

                               December 31, 1996
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen American Capital New Jersey Tax Free Income Fund (the "Fund") is organized as a series of the Van Kampen American Capital Tax Free Trust, a Delaware business trust, and is registered as a non-diversified open-end management investment company under the Investment Company Act of 1940, as amended. The Fund's investment objective is to provide investors with a high level of current income exempt from federal income tax and New Jersey gross income tax, consistent with preservation of capital. The Fund commenced investment operations on July 29, 1994.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION--Investments are stated at value using market quotations or, if such valuations are not available, estimates obtained from yield data relating to instruments or securities with similar characteristics in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost.

B. SECURITY TRANSACTIONS--Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. The Fund may purchase and sell securities on a "when issued" or "delayed delivery" basis, with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Fund will maintain, in a segregated account with its custodian, assets having an aggregate value at least equal to the amount of the when issued or delayed delivery purchase commitments until payment is made. As of December 31, 1996, there were no when issued or delayed delivery purchase commitments.

C. INVESTMENT INCOME--Interest income is recorded on an accrual basis. Bond premium and original issue discount are amortized over the expected life of each applicable security.

                               December 31, 1996
--------------------------------------------------------------------------------

D. ORGANIZATIONAL EXPENSES--The Fund will reimburse Van Kampen American Capital Distributors, Inc. or its affiliates (collectively "VKAC") for costs incurred in connection with the Fund's organization in the amount of $120,000. These costs are being amortized on a straight line basis over the 60 month period ending July 28, 1999. Van Kampen American Capital Investment Advisory Corp. (the "Adviser") has agreed that in the event any of the initial shares of the Fund originally purchased by VKAC are redeemed by the Fund during the amortization period, the Fund will be reimbursed for any unamortized organizational expenses in the same proportion as the number of shares redeemed bears to the number of initial shares held at the time of redemption.

E. FEDERAL INCOME TAXES--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income, if any, to its shareholders. Therefore, no provision for federal income taxes is required.

    The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. At December 31, 1996, the Fund had an accumulated capital loss carryforward for tax purposes of $245,890 which will expire on December 31, 2003. Net realized gains or losses may differ for financial reporting and tax purposes primarily as a result of post October 31 losses which may not be recognized for tax purposes until the first day of the following year.

F. DISTRIBUTION OF INCOME AND GAINS--The Fund declares daily and pays monthly dividends from net investment income. Net realized gains, if any, are distributed annually. Due to inherent differences in the recognition of certain expenses under generally accepted accounting principles and federal income tax purposes, the amount of distributable net investment income may differ between book and federal income tax purposes for a particular period. These differences are temporary in nature, but may result in book basis distribution in excess of net investment income for certain periods.

    For the year ended December 31, 1996, 100% of the income distributions made by the Fund were exempt from federal income taxes.

                               December 31, 1996
--------------------------------------------------------------------------------

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

AVERAGE NET ASSETS                                          % PER ANNUM
-----------------------------------------------------------------------
First $500 million......................................     .600 of 1%
Over $500 million.......................................     .500 of 1%

    Certain legal expenses are paid to Skadden, Arps, Slate, Meagher & Flom, counsel to the Fund, of which a trustee of the Fund is an affiliated person.

    For the year ended December 31, 1996, the Fund recognized expenses of approximately $7,300 representing VKAC's cost of providing cash management and legal services to the Fund. All of this cost has been assumed by VKAC.

    ACCESS Investor Services, Inc. ("ACCESS"), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the year ended December 31, 1996, the Fund recognized expenses of approximately $5,800, representing ACCESS's cost of providing transfer agency and shareholder services plus a profit. All of this expense has been assumed by VKAC.

    Certain officers and trustees of the Fund are also officers and directors of VKAC. The Fund does not compensate its officers or trustees who are officers of VKAC.

    The Fund has implemented deferred compensation and retirement plans for its trustees. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation to a later date. The retirement plan covers those trustees who are not officers of VKAC.

    At December 31, 1996, VKAC owned 100 shares each of Classes A, B and C.

3. CAPITAL TRANSACTIONS

The Fund has outstanding three classes of shares of beneficial interest, Classes A, B and C, each with a par value of $.01 per share. There are an unlimited number of shares of each class authorized.

                               December 31, 1996
--------------------------------------------------------------------------------

    At December 31, 1996, capital aggregated $7,411,377, $8,695,663 and $698,488 for Classes A, B and C, respectively. For the year ended December 31, 1996, transactions were as follows:

                                                   SHARES        VALUE
-------------------------------------------------------------------------
Sales:
  Class A.......................................   150,230    $ 2,207,610
  Class B.......................................   151,165      2,223,721
  Class C.......................................    22,132        330,179
                                                  ---------   ------------
Total Sales.....................................   323,527    $ 4,761,510
                                                  =========   ============
Dividend Reinvestment:
  Class A.......................................    11,166    $   163,918
  Class B.......................................    12,797        187,745
  Class C.......................................     1,867         27,405
                                                  ---------   ------------
Total Dividend Reinvestment.....................    25,830    $   379,068
                                                  =========   ============
Repurchases:
  Class A.......................................   (35,980)   $  (526,087)
  Class B.......................................  (102,981)    (1,513,345)
  Class C.......................................    (6,957)      (102,969)
                                                  ---------   ------------
Total Repurchases...............................  (145,918)   $(2,142,401)
                                                  =========   ============

                               December 31, 1996
--------------------------------------------------------------------------------

    At December 31, 1995, capital aggregated $5,565,936, $7,797,542 and $443,873 for Classes A, B and C, respectively. For the year ended December 31, 1995, transactions were as follows:

                                                   SHARES             VALUE
---------------------------------------------------------------------------
Sales:
  Class A....................................     207,068       $ 2,985,783
  Class B....................................     184,393         2,661,480
  Class C....................................      12,868           187,286
                                                 ---------      ------------
Total Sales..................................     404,329       $ 5,834,549
                                                 =========      ============
Dividend Reinvestment:
  Class A....................................       8,428       $   122,246
  Class B....................................      11,009           159,264
  Class C....................................       1,049            15,247
                                                 ---------      ------------
Total Dividend Reinvestment..................      20,486       $   296,757
                                                 =========      ============
Repurchases:
  Class A....................................     (41,615)      $  (605,336)
  Class B....................................    (117,446)       (1,691,133)
  Class C....................................        (755)          (11,114)
                                                 ---------      ------------
Total Repurchases............................    (159,816)      $(2,307,583)
                                                 =========      ============

    Class B and C shares are offered without a front end sales charge, but are subject to a contingent deferred sales charge (CDSC). The CDSC will be imposed on most redemptions made within six years of the purchase for Class B and one year of the purchase for Class C as detailed in the following schedule. The Class B and C shares bear the expense of their respective deferred sales arrangements, including higher distribution and service fees and incremental transfer agency costs.

                                                     CONTINGENT DEFERRED
                                                        SALES CHARGE
YEAR OF REDEMPTION                                  CLASS B        CLASS C
--------------------------------------------------------------------------
First............................................    4.00%           1.00%
Second...........................................    3.75%            None
Third............................................    3.50%            None
Fourth...........................................    2.50%            None
Fifth............................................    1.50%            None
Sixth............................................    1.00%            None
Seventh and Thereafter...........................     None            None

                               December 31, 1996
--------------------------------------------------------------------------------

     For the year ended December 31, 1996, VKAC, as Distributor for the Fund, received commissions on sales of the Fund's Class A shares of approximately $6,800 and CDSC on redeemed shares of approximately $26,300. Sales charges do not represent expenses of the Fund.

4. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $4,619,339 and $1,789,041, respectively.

5. DISTRIBUTION AND SERVICE PLANS

The Fund and its shareholders have adopted a distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 and a service plan (collectively the "Plans"). The Plans govern payments for the distribution of the Fund's shares, ongoing shareholder services and maintenance of shareholder accounts.

    Annual fees under the Plans of up to .25% of Class A net assets and 1.00% each of Class B and Class C net assets are accrued daily. Included in these fees for the year ended December 31, 1996, are payments to VKAC of approximately $59,400.

                      STATEMENT OF ADDITIONAL INFORMATION

           VAN KAMPEN AMERICAN CAPITAL NEW YORK TAX FREE INCOME FUND

  Van Kampen American Capital New York Tax Free Income Fund, formerly known as Van Kampen Merritt New York Tax Free Income Fund (the "Fund"), seeks to provide investors with high current income exempt from federal, New York State and New York City income taxes consistent with preservation of capital. The Fund is designed for investors who are residents of New York for tax purposes. Under normal market conditions, the Fund attempts to achieve its investment objective by investing at least 80% of its assets in a portfolio of New York municipal securities rated investment grade at the time of investment. Investment grade securities are securities rated BBB or higher by Standard & Poor's Ratings Group ("S&P"), Baa or higher by Moody's Investors Service, Inc. ("Moody's") or an equivalent rating by another nationally recognized statistical rating organization ("NRSRO"). Up to 20% of the Fund's total assets may consist of New York municipal securities rated below investment grade (but not rated lower than B- by S&P, B3 by Moody's or an equivalent NRSRO) and unrated New York municipal securities believed by the Fund's investment adviser to be of comparable quality, which involve special risk considerations. There is no assurance that the Fund will achieve its investment objective. The Fund is a separate series of Van Kampen American Capital Tax Free Trust, a Delaware business trust (the "Trust").


  This Statement of Additional Information is not a prospectus, but should be read in conjunction with the Prospectus for the Fund dated April 30, 1997 (the "Prospectus"). This Statement of Additional Information does not include all information that a prospective investor should consider before purchasing shares of the Fund, and investors should obtain and read the Prospectus prior to purchasing shares. A copy of the Prospectus may be obtained without charge by writing or calling Van Kampen American Capital Distributors, Inc. at One Parkview Plaza, Oakbrook Terrace, IL 60181 at (800) 421-5666 (or (800) 421-2833 for the hearing impaired). This Statement of Additional Information incorporates by reference the entire Prospectus.


  The Prospectus and this Statement of Additional Information omit certain of the information contained in the registration statement filed with the Securities and Exchange Commission, Washington, D.C. (the "SEC"). These items may be obtained from the SEC upon payment of the fee prescribed, or inspected at the SEC's office at no charge.

                               TABLE OF CONTENTS


The Fund and the Trust...................................... B-2
Investment Policies and Restrictions........................ B-2
Additional Investment Considerations........................ B-4
Description of Municipal Securities Ratings................. B-37
Trustees and Officers....................................... B-43
Investment Advisory and Other Services...................... B-52
Custodian and Independent Accountants....................... B-53
Portfolio Transactions and Brokerage Allocation............. B-54
Tax Status of the Fund...................................... B-55
The Distributor............................................. B-55
Distribution and Service Plans.............................. B-56
Legal Counsel............................................... B-57
Performance Information..................................... B-57
Report of Independent Accountants........................... B-60
Financial Statements........................................ B-61
Notes to Financial Statements............................... B-69



       THIS STATEMENT OF ADDITIONAL INFORMATION IS DATED APRIL 30, 1997.

                             THE FUND AND THE TRUST


  Van Kampen American Capital New York Tax Free Income Fund (the "Fund") is a separate series of the Trust, an open-end non-diversified management investment company. At present, each of the Fund, Van Kampen American Capital Insured Tax Free Income Fund, Van Kampen American Capital Tax Free High Income Fund, Van Kampen American Capital Municipal Income Fund, Van Kampen American Capital Intermediate Term Municipal Income Fund, Van Kampen American Capital California Insured Tax Free Fund, Van Kampen American Capital Florida Insured Tax Free Income Fund and Van Kampen American Capital New Jersey Tax Free Income Fund has been organized as a series of the Trust and have commenced investment operations. Each of Van Kampen American Capital California Tax Free Income Fund, Van Kampen American Capital Michigan Tax Free Income Fund, Van Kampen American Capital Missouri Tax Free Income Fund, and Van Kampen American Capital Ohio Tax Free Income Fund has been organized as a series of the Trust and have not commenced investment operations. Other series may be organized and offered in the future. The Fund was originally organized in 1994 under the name Van Kampen Merritt New York Tax Free Income Fund, as a sub-trust of Van Kampen Merritt Tax Free Fund, a Massachusetts business trust. The Fund was reorganized as a series of the Trust and adopted its present name as of July 31, 1995.


  The Trust is an unincorporated business trust established under the laws of the State of Delaware by an Agreement and Declaration of Trust (the "Declaration of Trust") dated as of May 10, 1995. The Declaration of Trust permits the Trustees to create one or more separate investment portfolios and issue a series of shares for each portfolio. The Trustees can further sub-divide each series of shares into one or more classes of shares for each portfolio. The Trust can issue an unlimited number of shares, par value $0.01 (prior to July 31, 1995, the shares had no par value). Each share represents an equal proportionate interest in the assets of the series with each other share in such series and no interest in any other series. No series is subject to the liabilities of any other series. The Declaration of Trust provides that shareholders are not liable for any liabilities of the Trust or any of its series, requires inclusion of a clause to that effect in every agreement entered into by the Trust or any of its series and indemnifies shareholders against any such liability.

  Shares of the Trust entitle their holders to one vote per share; however, separate votes are taken by each series on matters affecting an individual series. For example, a change in investment policy for a series would be voted upon by shareholders of only the series involved. Except as described in the Prospectus, shares do not have cumulative voting rights, preemptive rights or any conversion or exchange rights. The Trust does not contemplate holding regular meetings of shareholders to elect Trustees or otherwise. However, the holders of 10% or more of the outstanding shares may by written request require a meeting to consider the removal of Trustees by a vote of two-thirds of the shares then outstanding cast in person or by proxy at such meeting.

  The Trustees may amend the Declaration of Trust (including with respect to any series) in any manner without shareholder approval, except that the Trustees may not adopt any amendment adversely affecting the rights of shareholders of any series without approval by a majority of the shares of each affected series present at a meeting of shareholders (or such higher vote as may be required by the Investment Company Act of 1940, as amended (the "1940 Act") or other applicable law) and except that the Trustees cannot amend the Declaration of Trust to impose any liability on shareholders, make any assessment on shares or impose liabilities on the Trustees without approval from each affected shareholder or Trustee, as the case may be.

  Statements contained in this Statement of Additional Information as to the contents of any contract or other document referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement of which this Statement of Additional Information forms a part, each such statement being qualified in all respects by such reference.

                      INVESTMENT POLICIES AND RESTRICTIONS

  The investment objective of the Fund is set forth in the Prospectus under the caption "Investment Objective and Policies." There can be no assurance that the Fund will achieve its investment objective.

  Fundamental investment restrictions limiting the investments of the Fund provide that the Fund may not:


   1. Invest more than 25% of its assets in a single industry; however, as described in the Prospectus, the Fund may from time to time invest more than 25% of its assets in a particular segment of the municipal bond market; however, the Fund will not invest more than 25% of its assets in industrial development bonds in a single industry, except that the Fund may purchase securities of other investment companies to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.


   2. Borrow money, except from banks for temporary purposes and then in amounts not in excess of 5% of the total asset value of the Fund, or mortgage, pledge, or hypothecate any assets except in connection with a borrowing and in amounts not in excess of 10% of the total asset value of the Fund. Borrowings may not be made for investment leverage, but only to enable the Fund to satisfy redemption requests where liquidation of portfolio securities is considered disadvantageous or inconvenient. In this connection, the Fund will not purchase portfolio securities during any period that such borrowings exceed 5% of the total asset value of the Fund. Notwithstanding this investment restriction, the Fund may enter into when issued and delayed delivery transactions as described in the Prospectus.

   3. Make loans of money or property to any person, except to the extent the securities in which the Fund may invest are considered to be loans and except that the Fund may lend money or property in connection with maintenance of the value of, or the Fund's interest with respect to, the securities owned by the Fund.

   4. Buy any securities "on margin." Neither the deposit of initial or maintenance margin in connection with hedging transactions nor short term credits as may be necessary for the clearance of transactions is considered the purchase of a security on margin.

   5. Sell any securities "short," write, purchase or sell puts, calls or combinations thereof, or purchase or sell interest rate or other financial futures or index contracts or related options, except in connection with Strategic Transactions in accordance with the requirements of the SEC and the Commodity Futures Trading Commission.

   6. Act as an underwriter of securities, except to the extent the Fund may be deemed to be an underwriter in connection with the sale of securities held in its portfolio.


   7. Make investments for the purpose of exercising control or participation in management, except to the extent that exercise by the Fund of its rights under agreements related to securities owned by the Fund would be deemed to constitute such control or participation, except that the Fund may purchase securities of other investment companies to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.



   8. Invest in securities issued by other investment companies except as part of a merger, reorganization or other acquisition and extent permitted by
      (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief form the provisions of the 1940 Act.


   9. Invest in oil, gas or mineral leases or in equity interests in oil, gas, or other mineral exploration or development programs, except pursuant to the exercise by the Fund of its rights under agreements relating to municipal securities.

  10. Purchase or sell real estate, commodities or commodity contracts, except to the extent the securities the Fund may invest in are considered to be interest in real estate, commodities or commodity contracts or to the extent the Fund exercises its rights under agreements relating to such securities (in which case the Fund may own, hold, foreclose, liquidate or otherwise dispose of real estate acquired as a result of a default on a mortgage), and except to the extent that Strategic Transactions the Fund may engage in are considered to be commodities or commodities contracts.

  The Fund may not change any of these investment restrictions nor any fundamental policy as they apply to the Fund without the approval of the lesser of (i) more than 50% of the Fund's outstanding shares or (ii) 67% of the Fund's shares present at a meeting at which the holders of more than 50% of the outstanding shares are present in person or by proxy. As long as the percentage restrictions described above are satisfied at the time of the investment or borrowing, the Fund will be considered to have abided by those restrictions even if, at a later time, a change in values or net assets causes an increase or decrease in percentage beyond that allowed.

  The Fund generally will not engage in the trading of securities for the purpose of realizing short-term profits, but it will adjust its portfolio as deemed advisable in view of prevailing or anticipated market conditions to accomplish the Fund's investment objectives. For example, the Fund may sell portfolio securities in anticipation of a movement in interest rates. Frequency of portfolio turnover will not be a limiting factor if the Fund considers it advantageous to purchase or sell securities. Portfolio turnover is calculated by dividing the lesser of purchases or sales of portfolio securities by the monthly average value of the securities in the portfolio during the year. Securities, including options, whose maturity or expiration date at the time of acquisition were one year or less are excluded from such calculation. The Fund anticipates that its annual portfolio turnover rate will normally be less than 200%.

                      ADDITIONAL INVESTMENT CONSIDERATIONS

MUNICIPAL SECURITIES

  Municipal securities include long-term obligations, which are often called municipal bonds, as well as shorter term municipal notes, municipal leases, and tax exempt commercial paper. Under normal market conditions, longer term municipal securities generally provide a higher yield than shorter term municipal securities, and therefore the Fund generally expects to be invested primarily in longer term municipal securities. The Fund will, however, invest in shorter term municipal securities when yields are greater than yields available on longer term municipal securities, for temporary defensive purposes and when redemption requests are expected. The two principal classifications of municipal bonds are "general obligation" and "revenue" or "special obligation" bonds, which include "industrial revenue bonds." General obligation bonds are secured by the issuer's pledge of its faith, credit, and taxing power for the payment of principal and interest. Revenue or special obligation bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special tax or other specific revenue source such as from the user of the facility being financed.

  Also included within the general category of municipal securities are participations in lease obligations or installment purchase contract obligations (hereinafter collectively called "lease obligations") of municipal authorities of entities used to finance the acquisition of equipment and facilities. Although lease obligations do not constitute general obligations of the municipality for which the municipality's taxing power is pledged, a lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payments due under the lease obligation. However, certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. A risk exists that the municipality will not, or will be unable to, appropriate money in the future in the event of political changes, changes in the economic viability of the project, general economic changes or for other reasons. In addition to the "non-appropriation" risk, these securities represent a relatively new type of financing that has not yet developed the depth of marketability associated with more conventional bonds. Although "non-appropriation" lease obligations are often secured by an assignment of the lessee's interest in the leased property, management or disposition of the property in the event of foreclosure could be costly, time consuming and result in unsatisfactory recoupment of the Fund's original investment. There is no limitation on the percentage of the Fund's assets that may be invested in "non-appropriation" lease obligations. In evaluating such lease obligations, the Adviser will consider such factors as it deems appropriate, which factors may include (a) whether the lease can be cancelled, (b) the ability of the lease obligee to direct the sale of the underlying assets, (c) the general creditworthiness of the lease obligor, (d) the likelihood that the municipality will discontinue appropriating funding for the leased property in the event such property is no longer considered essential by the municipality, (e) the legal recourse of the lease obligee in the event of such a failure to appropriate funding and (f) any limitations which are imposed on the lease obligor's ability to utilize substitute property or services than those covered by the lease obligation. The Fund will invest in lease obligations which contain non-appropriation clauses only if such obligations are rated investment grade, at the time of investment.

  Also included in the term municipal securities are participation certificates issued by state and local governments or authorities to finance the acquisition of equipment and facilities. They may represent participations in a lease, an installment purchase contract, or a conditional sales contract.

  The Fund may purchase floating and variable rate demand notes, which are municipal securities normally having a stated maturity in excess of one year, but which permit the holder to demand payment of principal at any time, or at specified intervals. The issuer of such notes normally has a corresponding right, after a given period, to prepay at its discretion upon notice to the noteholders the outstanding principal amount of the notes plus accrued interest. The interest rate on a floating rate demand note is based on a known lending rate, such as a bank's prime rate, and is adjusted automatically each time such rate is adjusted. The interest rate on a variable rate demand note is adjusted automatically at specified intervals.

  The Fund also may invest up to 20% of its total assets in variable rate derivative municipal securities such as inverse floaters whose rates vary inversely with changes in market rates of interest. When market rates of interest decrease, the change in value of such securities will have a positive effect on the net asset value of the Fund and when market rates of interest increase, the change in value of such securities will have a negative effect on the net asset value of the Fund. Inverse floaters may pay a rate of interest determined by applying a multiple to the variable rate. The extent of increases and decreases in the value of inverse floaters in response to changes in market rates of interest generally will be larger than comparable changes in the value of an equal principal amount of a fixed rate municipal security having similar credit quality, redemption provisions and maturity.

  The Fund may also acquire custodial receipts or certificates underwritten by securities dealers or banks that evidence ownership of future interest payments, principal payments or both on certain municipal securities. The underwriter of these certificates or receipts typically purchases municipal securities and deposit the securities in an irrevocable trust or custodial account with a custodian bank, which then issues receipts or certificates that evidence ownership of the periodic unmatured coupon payments and the final principal payment on the obligations. Although under the terms of a custodial receipt, the Fund typically would be authorized to assert its rights directly against the issuer of the underlying obligation, the Fund could be required to assert through the custodian bank those rights as may exist against the underlying issuer. Thus, in the event the underlying issuer fails to pay principal or interest when due, the Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if the Fund had purchased a direct obligation of the issuer. In addition, in the event that the trust or custodial account in which the underlying security has been deposited is determined to be an association taxable as a corporation, instead of a non-taxable entity, the yield on the underlying security would be reduced in recognition of any taxes paid.

  The "issuer" of municipal securities generally is deemed to be the governmental agency, authority, instrumentality or other political subdivision, or the non-governmental user of a revenue bond-financed facility, the assets and revenues of which will be used to meet the payment obligations, or the guarantee of such payment obligations, of the municipal securities.

  Although the Fund will invest at least 80% of its assets in municipal securities rated investment grade at the time of investment, municipal securities, like other debt obligations, are subject to the risk of non-payment. The ability of issuers of municipal securities to make timely payments of interest and principal may be adversely impacted in general economic downturns and as relative governmental cost burdens are allocated and reallocated among federal, state and local governmental units. Such non-payment would result in a reduction of income to the Fund, and could result in a reduction in the value of the municipal security experiencing non-payment and a potential decrease in the net asset value of the Fund. Issuers of municipal securities might seek protection under the bankruptcy laws. In the event of bankruptcy of such an issuer, the Fund could experience delays and limitations with respect to the collection of principal and interest on such municipal securities and the Fund may not, in all circumstances, be able to collect all principal and interest to which it is entitled. To enforce its rights in the event of a default in the payment of interest or repayment of principal, or both, the Fund may take possession of and manage the assets securing the issuer's obligations on such securities, which may increase the Fund's operating expenses and adversely affect the net asset value of the Fund. Any income derived from the Fund's ownership or operation of such assets may not be tax-exempt. In addition, the Fund's intention to qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"), may limit the extent to which the Fund may exercise its rights by taking possession of such assets, because as a regulated investment company the Fund is subject to certain limitations on its investments and on the nature of its income. Further, in connection with the working out or restructuring of a defaulted security, the Fund may acquire additional securities of the issuer, the acquisition of which may be deemed to be a loan of money or property. Such additional securities should be considered speculative with respect to the capacity to pay interest or repay principal in accordance with their terms.

  The Fund may invest up to 15% of its total assets in illiquid securities, securities the disposition of which is subject to substantial legal or contractual restrictions on resale and securities that are not readily marketable. The sale of restricted and illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Restricted securities salable among qualified institutional buyers without restriction pursuant to Rule 144A under the Securities Act of 1933, as amended, that are determined to be liquid by the Adviser under guidelines adopted by the Board of Trustees of the Trust (under which guidelines the Adviser will consider factors such as trading activities and the availability of price quotations), will not be treated as restricted securities by the Fund pursuant to such rules. The Fund may, from time to time, adopt a more restrictive limitation with respect to investment in illiquid and restricted securities in order to comply with the most restrictive state securities law, currently 10%. This policy does not include restricted securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended, which the Board of Trustees or the Fund's investment adviser has determined under Board-approved guidelines to be liquid. The Fund's policy with respect to investment in illiquid and restricted securities is not a fundamental policy and may be changed by the Board of Trustees, in consultation with the Adviser, without obtaining shareholder approval.

LOWER GRADE MUNICIPAL SECURITIES

  In normal circumstances, at least 80% of the Fund's total assets will be invested in investment grade municipal securities and up to 20% of the Fund's total assets may be invested in lower grade municipal securities. The amount of available information about the financial condition of municipal securities issuers is generally less extensive than that for corporate issuers with publicly traded securities and the market for municipal securities is considered to be generally less liquid than the market for corporate debt obligations. Liquidity relates to the ability of a Fund to sell a security in a timely manner at a price which reflects the value of that security. As discussed below, the market for lower grade municipal securities is considered generally to be less liquid than the market for investment grade municipal securities. Further, municipal securities in which the Fund may invest include special obligation bonds, lease obligations, participation certificates and variable rate instruments. The market for such securities may be particularly less liquid. The relative illiquidity of some of the Fund's portfolio securities may adversely affect the ability of the Fund to dispose of such securities in a timely manner and at a price which reflects the value of such security in the Adviser's judgment. Although the issuer of some such municipal securities may be obligated to redeem such securities at face value, such redemption could result in capital losses to the Fund to the extent that such municipal securities were purchased by the Fund at a premium to face value. The market for less liquid securities tends to be more volatile than the market for more liquid securities and market values of relatively illiquid securities may be more susceptible to change as a result of adverse publicity and investor perceptions than are the market values of higher grade, more liquid securities.

  The Fund's net asset value will change with changes in the value of its portfolio securities. Because the Fund will invest primarily in fixed income municipal securities, the Fund's net asset value can be expected to change as general levels of interest rates fluctuate. When interest rates decline, the value of a portfolio invested in fixed income securities can be expected to rise. Conversely, when interest rates rise, the value of a portfolio invested in fixed income securities can be expected to decline. Net asset value and market value may be volatile due to the Fund's investment in lower grade and less liquid municipal securities. Volatility may be greater during periods of general economic uncertainty.

  The Adviser values the Fund's investments pursuant to guidelines adopted and periodically reviewed by the Board of Trustees. To the extent that there is no established retail market for some of the securities in which the Fund may invest, there may be relatively inactive trading in such securities and the ability of the Adviser to accurately value such securities may be adversely affected. During periods of reduced market liquidity and in the absence of readily available market quotations for securities held in the Fund's portfolio, the responsibility of the Adviser to value the Fund's securities becomes more difficult and the Adviser's judgment may play a greater role in the valuation of the Fund's securities due to the reduced availability of reliable objective data. To the extent that the Fund invests in illiquid securities and securities which are restricted as to resale, the Fund may incur additional risks and costs. Illiquid and restricted securities are particularly difficult to dispose of.

  Lower grade municipal securities generally involve greater credit risk than higher grade municipal securities. A general economic downturn or a significant increase in interest rates could severely disrupt the market for lower grade municipal securities and adversely affect the market value of such securities. In addition, in such circumstances, the ability of issuers of lower grade municipal securities to repay principal and to pay interest, to meet projected financial goals and to obtain additional financing may be adversely affected. Such consequences could lead to an increased incidence of default for such securities and adversely affect the value of the lower grade municipal securities in the Fund's portfolio and thus the Fund's net asset value. The secondary market prices of lower grade municipal securities are less sensitive to changes in interest rates than are those for higher rated municipal securities, but are more sensitive to adverse economic changes or individual issuer developments. Adverse publicity and investor perceptions, whether or not based on rational analysis, may also affect the value and liquidity of lower grade municipal securities.

  Yields on the Fund's portfolio securities can be expected to fluctuate over time. In addition, periods of economic uncertainty and changes in interest rates can be expected to result in increased volatility of the market prices of the lower grade municipal securities in the Fund's portfolio and thus in the net asset value of the Fund. Net asset value and market value may be volatile due to the Fund's investment in lower grade and less liquid municipal securities. Volatility may be greater during periods of general economic uncertainty. The Fund may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of interest or a repayment of principal on its portfolio holdings, and the Fund may be unable to obtain full recovery thereof. In the event that an issuer of securities held by the Fund experiences difficulties in the timely payment of principal or interest and such issuer seeks to restructure the terms of its borrowings, the Fund may incur additional expenses and may determine to invest additional capital with respect to such issuer or the project or projects to which the Fund's portfolio securities relate. Recent and proposed legislation may have an adverse impact on the market for lower grade municipal securities. Recent legislation requires federally-insured savings and loan associations to divest their investments in lower grade bonds. Other legislation has been proposed which, if enacted, could have an adverse impact on the market for lower grade municipal securities.

  The Fund will rely on the Adviser's judgment, analysis and experience in evaluating the creditworthiness of an issue. In this evaluation, the Adviser will take into consideration, among other things, the issuer's financial resources, its sensitivity to economic conditions and trends, its operating history, the quality of the issuer's management and regulatory matters. The Adviser also may consider, although it does not rely primarily on, the credit ratings of S&P, Moody's or another NRSRO in evaluating municipal securities. Such ratings evaluate only the safety of principal and interest payments, not market value risk. Additionally, because the creditworthiness of an issuer may change more rapidly than is able to be timely reflected in changes in credit ratings, the Adviser continuously monitors the issuers of municipal securities held in the Fund's portfolio. The Fund may, if deemed appropriate by the Adviser, retain a security whose rating has been downgraded below B- by S&P, below B3 by Moody's or an equivalent rating by another NRSRO, or whose rating has been withdrawn.

  Because issuers of lower grade municipal securities frequently choose not to seek a rating of their municipal securities, the Adviser will be required to determine the relative investment quality of many of the municipal securities in the Fund's portfolio. Further, because the Fund may invest up to 20% of its total assets in these lower grade municipal securities, achievement by the Fund of its investment objective may be more dependent upon the Adviser's investment analysis than would be the case if the Fund were investing exclusively in higher grade municipal securities. The relative lack of financial information available with respect to issuers of municipal securities may adversely affect the Adviser's ability to successfully conduct the required investment analysis.

SPECIAL CONSIDERATIONS RELATING TO NEW YORK MUNICIPAL SECURITIES

  As described in the Prospectus, except during temporary periods, the Fund will invest substantially all of its assets in New York municipal securities. In addition, the specific New York municipal securities in which the Fund will invest will change from time to time. The Fund is therefore susceptible to political, economic, regulatory or other factors affecting issuers of New York municipal securities. The following information constitutes only a brief summary of a number of the complex factors which may impact issuers of New York municipal securities and does not purport to be a complete or exhaustive description of all adverse conditions to which issuers of New York municipal securities may be subject. Such information is derived from official statements utilized in connection with the issuance of New York municipal securities, as well as from other publicly available documents. Such information has not been independently verified by the Fund, and the Fund assumes no responsibility for the completeness or accuracy of such information. Additionally, many factors, including national, economic, social and environmental policies and conditions, which are not within the control of such issuers, could have an adverse impact on the financial condition of such issuers. The Fund cannot predict whether or to what extent such factors or other factors may affect the issuers of New York municipal securities, the market value or marketability of such securities or the ability of the respective issuers of such securities acquired by the Fund to pay interest on or principal of such securities. The creditworthiness of obligations issued by local New York issuers may be unrelated to the creditworthiness of obligations issued by the State of New York, and there is no responsibility on the part of the State of New York to make payments on such local obligations. There may be specific factors that are applicable in connection with investment in the obligations of particular issuers located within New York, and it is possible the Fund will invest in obligations of particular issuers as to which such specific factors are applicable. However, the information set forth below is intended only as a general summary and not as a discussion of any specific factors that may affect any particular issuer of New York municipal securities.

  The portfolio of the Fund may include municipal securities issued by New York State (the "State"), by its various public bodies (the "Agencies") or by other entities located within the State, including the City of New York (the "City") and political subdivisions thereof or their agencies.


  THE STATE. The State is the third most populous state in the nation (after California and Texas) and has a relatively high level of personal wealth. The State's economy is diverse, with a comparatively large share of the nation's finance, insurance, transportation, communications and services employment, and a very small share of the nation's farming and mining activity. Like the rest of the nation, the State has had a declining proportion of its workforce engaged in manufacturing and an increasing proportion engaged in service industries. The State's location and its excellent air transport facilities and natural harbors have made it an important link in international commerce. Travel and tourism constitute an important part of the economy; in 1995, tourists spent $24.3 billion in the State.



  Historically, State per capita personal income has been significantly higher that the national average, although the ratio has varied substantially. Because the City is a regional employment center for a multi-state region, however, personal income measured on a residence basis may understate the relative importance of the State to the national economy and the size of the base to which State taxation applies. In 1994, the State had a per capita personal income of $25,726, compared to $21,699 for the nation as a whole. According to data published by the US Bureau of Economic Analysis, during the past ten years, total personal income in the State rose slightly faster than the national average only from 1986 through 1988. Personal income was expected to record moderate gains in 1996 and bonus payments in the securities industry were expected to increase further from 1995's record level.

  While the State historically has been one of the wealthiest in the nation, demographic changes have been gradually eroding its relative economic affluence. Statewide, urban centers have experienced significant changes involving migration of the more affluent to the suburbs and an influx of generally less affluent residents. Regionally, the older Northeast cities have suffered because of the relative success that the South and the West have had in attracting people and business. Nevertheless, the State's population has grown since 1930, except for a period of decline during the 1970s and a virtual standstill the past two years. The City has also faced greater competition as other major cities have developed financial and business capabilities which make businesses less dependent on the specialized services traditionally available almost exclusively in the City.



  The State has for many years had a very high state and local tax burden relative to other states. In fiscal year 1994, the State assessed per capita taxes of $1,806 (9th in the nation), compared to a national average of $1,439. The burden of state and local taxation, in combination with the many other causes of regional economic dislocation, may have contributed to the decisions of some businesses and individuals to relocate outside, or not locate within, the State.



  To stimulate economic growth, the State has developed programs, including the provision of direct financial assistance, designed to help businesses expand existing operations located within the State and to attract new businesses to the State. In addition, the State has provided various tax incentives to encourage business relocation and expansion. These programs include direct tax abatements from local property taxes for new facilities (subject to locality approval) and investment tax credits that are applied against the state corporation franchise tax. Furthermore, the State has created "economic development zones" in economically distressed regions of the State. Businesses in these zones are provided a variety of tax and other incentives to create jobs and make investments in the zones.



  During the 1982-83 recession, overall economic activity in the State declined less than that in the nation as a whole. However, from 1987 to 1995, the State's rate of economic growth was somewhat slower than the rest of the nation. In particular, during the 1990-91 recession and post-recession period, the economy of the State, and that of the rest of the Northeast, was more heavily damaged than that of the nation as a whole and has been slower to recover. The total employment growth rate in the State has been below the national average since 1987. The unemployment rate in the State dipped below the national rate in the second half of 1981 and remained lower until 1991; since then, it has been higher. The national economy has resumed a more robust rate of growth after a "soft landing" in 1995, with over 11 million jobs added national since early 1992. The State economy has continued to expand, but growth remains somewhat slower than in the nation. Although the State has added approximately 240,000 jobs since late 1992, employment growth in the State has been hindered during recent years by significant cutbacks in the computer and instrument manufacturing, utility, defense and banking industries. Government downsizing has also moderated these job gains.



  The State Division of Budget ("DOB") forecasts that national economic growth will continue at a moderate pace through the end of calendar year 1998. The forecast projects real Domestic Gross National Product (GDP) growth of 2.3 percent in 1997, which is the same rate now estimated for 1996, followed by a
2.4 percent increase in 1998. The growth of nominal GDP is expected to rise from
4.3 percent in 1996 to 4.5 percent in 1997 and 4.8 percent in 1998. The inflation rate is expected to remain stable at 2.9 percent in 1997 and decrease to 2.8 percent in 1998. The annual rate of job growth is expected to slow to 1.6 percent in both 1997 and 1998, down from the 2.0 percent increase in 1996. Growth in personal income and wages are expected to slow accordingly in 1997 and 1998.



  The original forecast of the State's economy anticipated modest expansion during the first half of calendar 1996, but some slowdown during the second half of the year. The State has since revised its economic forecast to project that moderate growth would continue through the second half of 1996 and during 1997, with employment, wages and incomes continuing their modest rise, followed by a slight slowing in 1998. Personal income is estimated to have grown by 5.2 percent in 1996, fueled in part by an unusually large increase in financial sector bonus payments, and is projected to grow 4.5 percent in 1997 and 4.2 percent in 1998. Overall employment growth will continue at a modest rate, reflecting the moderate growth of the national economy, continued spending restraint in government and restructuring in the health care, social service and banking sectors.

  The forecast for continued slow growth, and any resultant impact on the State's Financial Plans, contains some uncertainties. Stronger-than-expected gains in employment could lead to a significant improvement in consumption spending. Investments could also remain robust. Conversely, the prospect of a continuing deadlock on federal budget deficit reduction or fears of excessively rapid economic growth could create upward pressures on interest rates. In addition, the State economic forecast could over- or underestimate the level of future bonus payments or inflation growth, resulting in forecasted average wage growth that could differ significantly from actual growth. Similarly, the State forecast could fail to correctly account for expected declines in government and banking employment and the direction of employment change that is likely to accompany telecommunications deregulation.



  THE STATE'S 1996-97 FISCAL YEAR. The State's 1996-97 fiscal year commenced on April 1, 1996 and ended on March 31, 1997, and is referred to herein as the 1996-97 fiscal year.



  The State's budget for the 1996-97 fiscal year was enacted by the State Legislature on July 13, 1996, more than three months after the start of the fiscal year. Prior to adoption of the budget, the Legislature enacted appropriations for disbursements considered to be necessary for State operations and other purposes, including necessary appropriations for all State-supported debt service. The State Financial Plan for the 1996-97 fiscal year was formulated on July 25, 1996 and is based on the State's budget as enacted by the Legislature and signed into law by the Governor, as well as actual results for the first quarter of the current fiscal year. The State Financial Plan is updated quarterly pursuant to law in July, October and January.



  1996-97 State Financial Plan. The four governmental fund types that comprise the State Financial Plan are the General Fund, the Special Revenue Funds, the Capital Projects Funds and the Debt Service Funds. This fund structure adheres to accounting standards of the Governmental Accounting Standards Board.



  General Fund. The General Fund is the principal operating fund of the State and is used to account for all financial transactions, except those required to be accounted for in another fund. It is the State's largest fund and receives almost all State taxes and other resources not dedicated to particular purposes. In the State's 1996-97 fiscal year, the General Fund was expected to account for approximately 47 percent of total governmental-fund disbursements and 71 percent of total State-funded disbursements. General Fund moneys are also transferred to other funds, primarily to support certain capital projects and debt service payments in other fund types. The General Fund is projected to be balanced on a cash basis for the State's 1996-97 fiscal year. Total receipts and transfers from other funds are projected to be $33.17 billion, an increase of $365 million from the prior fiscal year. Total General Fund disbursements and transfers to other funds are projected to be $33.12 billion, an increase of $444 million from the total amount disbursed in the prior fiscal year.



  Projected General Fund Receipts. The discussion below summarizes the State's original projections of General Fund tax revenues and other receipts for the 1996-97 fiscal year. Major statutory changes adopted with the 1996-97 budget that affected 1996-97 include: tax reductions totaling $83 million, adoption of a tax amnesty program expected to increase receipts by $110 million and a variety of measures increasing miscellaneous receipts by approximately $675 million.



  The PERSONAL INCOME TAX is imposed on the income of individuals, estates and trusts and is based on federal definitions of income and deductions with certain modifications. In 1995, the State enacted a tax-reduction program designed to reduce, by 20 percent over three years, receipts from the personal income tax. The tax had remained substantially unchanged since 1989 as a result of annual deferrals of tax reductions originally enacted in 1987. The tax-reduction program was projected to reduce receipts by $2.3 billion in the 1996-97 fiscal year, compared to tax receipts under the prior rate structure. The maximum rate was reduced to 7.59375 percent for 1995, from the 7.875 percent in effect between 1989 and 1994, and is scheduled under current law to be reduced further to 6.85 percent in 1997 and thereafter. In addition to significant reductions in overall tax rates, the program also included increases in the standard deduction, widening tax brackets to increase the income thresholds at which higher tax rates apply and modification of certain tax credits. The projected yield of the tax in the State's 1996-97 fiscal year of $17.1 billion would be an increase of $103 million from reported collections in the State's 1995-96 fiscal year. The increase reflects both the effects of the tax reductions noted above and the fact that reported collections in the preceding year were affected by net refund reserve transactions that depressed collections in that year by $500 million. Without these changes, the yield of the tax would grow by more than $1.0 billion (7 percent), reflecting liability growth for the 1996 tax year projected at approximately the same rate. The income base for the tax was projected to rise approximately 5 percent for the 1996 tax year.



  USER TAXES AND FEES are comprised of three-quarters of the State's four percent sales and use tax (the balance, one cent, flows to support Local Government Assistance Corporation ("LGAC") debt service requirements), the cigarette, alcoholic beverage container and auto rental taxes and a portion of the motor fuel excise levies. Also included in this category are receipts from the motor vehicle registration fees and alcoholic beverage license fees. Since 1993-94, a portion of the motor fuel tax and motor vehicle registration fees and all of the highway use tax have been earmarked for dedicated transportation funds. Receipts in this category in the 1996-97 fiscal year were expected to total $6.73 billion, an increase of $97 million from reported 1995-96 results. Underlying growth in the continuing sales tax base was forecast to be 5 percent, accounting for the increase in the category as a whole. Projected receipts in 1996-97 were adversely affected by the full-year effects of reductions in the diesel motor fuel, container and beer taxes adopted in 1995 and by a temporary reduction of the sales tax on clothing enacted in 1996.



  BUSINESS TAXES include franchise taxes based generally on net income of general business, bank and insurance corporations, as well as gross-receipts-based taxes on utilities and gallonage-based petroleum business taxes. Through 1993, these levies had been subject to a 15 percent surcharge initially imposed in 1990. Beginning in 1994, the surcharge rate has been phased out and, for most taxpayers, there will be no surcharge liability for taxable periods ending in 1997 and thereafter. Total business tax receipts in the State's 1996-97 fiscal year were projected at $4.62 billion, a decline of $360 million from reported 1995-96 results. The projected decline resulted from the continuing effects of tax reductions originally enacted in 1994 and 1995, valued at approximately $300 million more in 1996-97 than in 1995-96, and the previously scheduled diversion of petroleum business and other tax receipts to dedicated transportation funds (valued at approximately $130 million more in 1996-97 than in 1995-96). These factors outweighed the modest growth projected in the bases of the continuing tax structure. Tax reductions enacted in the preceding two years included, in addition to a reduction in the surcharge rate, a lowering of the alternative minimum tax rate and a variety of smaller changes to the tax on general business corporations, as well as several changes to reduce the burden of the petroleum business tax on selected industries.



  OTHER TAXES include estate, gift and real estate transfer taxes, a tax on gains from the sale or transfer of certain real estate where the total consideration exceeds $1 million, a pari-mutuel tax and other minor levies. Total receipts from this category in the State's 1996-97 fiscal year were projected at $948 million, $151 million less than in the preceding year. The estimates reflected pre-1996 legislation reducing the burden of the real property gains tax and the estate tax as well as legislation enacted in 1996 repealing the real property gains tax (valued at approximately $120 million more in 1996-97 than in 1995-96) and diversion of real estate transfer tax proceeds to the Environmental Protection Fund (valued at approximately $44 million more in 1996-97 than in 1995-96).



  MISCELLANEOUS RECEIPTS include investment income, abandoned property receipts, medical provider assessments, receipts from public authorities and certain other license and fee revenues. Receipts in this category in the 1996-97 fiscal year were expected to total $2.1 billion, an increase of $683 million above the amount received in the prior fiscal year. This included $481 million in surplus revenues from the Medical Malpractice Insurance Association ("MMIA") and other various non-recurring resources. MMIA is a statutorily-created joint underwriting association of property/casualty insurance companies authorized to write certain personal liability insurance in the State which provides primary and excess medical malpractice insurance for medical service providers in the State. It has been reported that certain health care providers are considering a challenge to the State's right to these surplus revenues.



  TRANSFERS FROM OTHER FUNDS to the General Fund consist primarily of tax revenues in excess of debt service requirements, particularly the one cent sales tax used to support payments to LGAC. In the State's 1996-97 fiscal year, excess sales tax revenues were projected to be $1.4 billion, $75 million more than the amount received in the 1995-96 fiscal year. All other transfers were projected to decrease by $82 million, primarily reflecting the non-recurring transfer of $117 million from the Mass Transportation Operating Assistance Fund to the Revenue Accumulation Fund in 1995-96. As a result, total transfers were expected to be virtually unchanged year-to-year.


  Projected General Fund Disbursements


  GRANTS TO LOCAL GOVERNMENTS is the largest category of General Fund disbursements, and generally accounts for approximately 70 percent of overall General Fund spending. Disbursements from this category were projected to total $23.13 billion in the 1996-97 State Financial Plan, an increase of $597 million (2.6 percent) from 1995-96 levels. Of this amount, approximately $300 million was attributable to transactions which were not accounted for in a comparable way in 1995-96, primarily $271 million in spending related to the issuance of LGAC bonds. This category of the State Financial Plan included $11.27 billion in aid for elementary, secondary and higher education, accounting for 49 cents of every dollar spent in this category. On a school year basis, formula-based elementary and secondary education aid was to increase $217 million from 1995-96 levels. General Fund payments for Medicaid were projected to be $5.29 billion, virtually unchanged from the level of $5.34 billion in 1995-96 and down from $5.79 billion in 1994-95. This expected slow growth was due primarily to continuation of cost containment measures enacted in 1995-96, new reforms included in the adopted 1996-97 budget and forecasts for lower caseload based upon actual experience through May 1996. Other social service spending was forecast to increase by only $7 million to $3.17 billion in 1996-97, down from $3.34 billion in 1994-95. Remaining disbursements primarily supported community-based mental hygiene programs, community and public health programs, local transportation programs and revenue sharing.



  STATE OPERATIONS spending reflects the administrative costs of operating the State's agencies, including the prison system, mental hygiene institutions, the State University of New York ("SUNY") system, the Legislature and the court system. Personal service costs were to account for approximately 76 percent of the anticipated disbursements in this category in 1996-97. Since January 1995, the State's workforce had been reduced by about 15,000 positions, with a decrease of 5,000 positions expected in 1996-97. State employees did not receive a general salary increase in the 1996-97 fiscal year as part of the collective bargaining agreements negotiated for the 1995-96 through 1998-99 fiscal years. Collective bargaining agreements have been ratified by employee bargaining units representing most State employees subject to such agreements. Negotiations are ongoing with remaining units. Disbursements for State operations were projected at $5.82 billion, a decrease of $135 million or 2.3 percent. The lack of growth in this category reflected the workforce reduction program for 1996-97 that was to be accomplished primarily through attrition, a continued hiring freeze and implementation of a retirement incentive program. Most agencies were expected to spend less in 1996-97 than in 1995-96; however, criminal justice spending was expected to increase modestly to reflect the impact of stricter sentencing laws.



  GENERAL STATE CHARGES primarily reflect the costs of providing fringe benefits for State employees, including contributions to pension systems, the employer's share of social security contributions, employer contributions toward the cost of health insurance and the costs of providing worker's compensation and unemployment insurance benefits. This category also reflects certain fixed costs such as payments in lieu of taxes and payments of judgments against the State or its public officers. Disbursements in this category were projected at $2.22 billion in the 1996-97 State Financial Plan, an increase of $138 million from the 1995-96 levels. Fringe benefit costs in 1995-96 were depressed by the one-time application of more than $100 million in reimbursements traditionally budgeted in other categories of the Financial Plan. Pension costs were not expected to increase in 1996-97 assuming savings were achieved as planned from the refinancing of certain pension liabilities. Other fringe benefit costs (including unemployment insurance) were expected to decline due to workforce reductions accomplished primarily through attrition and early retirements.



  DEBT SERVICE to be paid from the General Fund for 1996-97 reflected only the $10 million interest cost of the State's commercial paper program.



  TRANSFERS TO OTHER FUNDS from the General Fund are made primarily to finance certain portions of State capital project spending and debt service on long-term bonds where these costs are not funded from other sources. Transfers were projected to total $1.94 billion, a decrease of $161 million or 7.7 percent from 1995-96 levels. Transfers in support of capital projects were expected to decrease $210 million due to the availability of non-recurring revenues which were to be deposited directly to the Capital Projects Funds in 1996-97 and the reclassification of economic development programs from capital projects to grants to local governments.

Transfers in support of debt service were projected to increase $60 million reflecting prior year bond sales for prisons, housing programs and SUNY. All other transfers were expected to decrease $11 million from previous year levels.



  CAPITAL PROJECTS paid directly from the General Fund represent pay-as-you-go capital expenditures for certain youth and environmental projects. This is a new Financial Plan category created as a part of the adopted 1996-97 budget.



  Non-recurring Resources. The 1996-97 State Financial Plan included actions affecting the budget outlook for fiscal year 1996-97 and beyond. The DOB estimated that the 1996-97 State Financial Plan contained actions that provided non-recurring resources or savings totaling approximately $1.3 billion. These included the use of $481 million in surplus funds available from MMIA, $134 million in savings from a refinancing of certain pension obligations, $88 million in projected savings from bond refundings and $36 million in surplus fund transfers. The balance was composed of $314 million in resources carried forward from the State's 1995-96 fiscal year and various other actions, including that portion of the proposed tax amnesty program that was projected to be non-recurring.



  Out-year Projections of Receipts and Disbursements. The State closed projected budget gaps of $5.0 billion and $3.9 billion for its 1995-96 and 1996-97 fiscal years, respectively. The 1997-98 gap was projected at $1.44 billion, based on the Governor's proposed budget of December 1995. As a result of changes made in the enacted budget, that gap increased but was not expected to be as large as those faced in the prior two fiscal years. The Governor indicated that he would close any potential imbalance primarily through General Fund expenditure reductions without increases in taxes or deferrals of scheduled tax reductions.



  The out-year projection was impacted by a variety of factors. Enacted tax reductions, which reduced receipts in the 1996-97 fiscal year by an incremental $2.4 billion, were projected to reduce receipts in the 1997-98 fiscal year by an additional $2.1 billion. The use of up to $1.3 billion of non-recurring resources in 1996-97, and the annualized costs of certain program increases in the 1996-97 enacted budget, added additional pressure in closing the 1997-98 gap.



  Actions undertaken in the State's 1996-97 fiscal year, such as workforce reductions, health care and education reforms, and strict controls on State agency spending, were expected to provide larger recurring savings in 1997-98. Sustained growth in the State's economy and continued declines in welfare caseload and Medicaid costs will produce additional savings in the 1997-98 Financial Plan. Finally, future federal reforms of welfare and/or Medicaid could potentially provide savings to the State in fiscal year 1997-98.



  Fund Balances. The 1996-97 opening fund balance of $287 million included $237 million reserved in the Tax Stabilization Reserve Fund ("TSRF"), $41 million on deposit in the Contingency Reserve Fund ("CRF") and $9 million in the Revenue Accumulation Fund, which was drawn down for use in the 1996-97 fiscal year. The projected closing fund balance in the General Fund of $337 million reflected a balance of $252 million in the TSRF, following an additional payment of $15 million during the year, and a balance of $85 million in the CRF.



  Other Governmental Funds. In addition to the General Fund, the 1996-97 State Financial Plan included Special Revenue Funds, Capital Projects Funds and Debt Service Funds which are discussed below. Amounts below do not include other sources and uses of funds transferred to or from other fund types.



  SPECIAL REVENUE FUNDS are used to account for the proceeds of specific revenue sources such as federal grants that are legally restricted, either by the Legislature or outside parties, to expenditures for specified purposes. Activity in this fund type was expected to comprise approximately 43 percent of total government funds receipts in the 1996-97 fiscal year, about three-quarters of which related to federally-funded programs. Projected receipts in this fund type totaled $28.04 billion, an increase of $2.43 billion (9.5 percent) over the prior year. Projected disbursements in this fund type totaled $28.51 billion, an increase of $2.25 billion (8.6 percent) over 1995-96 levels. Disbursements from federal funds, primarily the federal share of Medicaid and other social services programs, were projected to total $21.31 billion in the 1996-97 fiscal year. Remaining projected spending of $7.2 billion primarily reflected aid to SUNY supported by tuition and dormitory fees, education aid funded from lottery receipts, operating aid payments to the Metropolitan Transportation

Authority ("MTA") funded from the proceeds of dedicated transportation taxes and costs of a variety of self-supporting programs which deliver services financed by user fees.



  CAPITAL PROJECTS FUNDS are used to account for the financial resources used for the acquisition, construction, or rehabilitation of major State capital facilities and for capital assistance grants to certain local governments or public authorities. This fund type consists of the Capital Projects Fund, which is supported by tax receipts transferred from the General Fund, and 37 other capital funds established to distinguish specific capital construction purposes supported by other revenues. In the 1996-97 fiscal year, activity in these funds was expected to comprise 6 percent of total governmental receipts. Total receipts in this fund type were projected at $3.58 billion. Disbursements from this fund type were projected to be $3.85 billion, a decrease of $120 million (3.1 percent) over prior-year levels, due in part to a reclassification of economic development projects to the category of grants to local governments in the General Fund. The Dedicated Highway and Bridge Trust Fund (the "Highway Trust Fund") was the single largest dedicated fund, comprising an estimated $920 million (24 percent) of the activity in this fund type. Total spending for capital projects was financed through a combination of sources: federal grants (28 percent), public authority bond proceeds (34 percent), general obligation bond proceeds (12 percent) and pay-as-you-go revenues (26 percent).



  DEBT SERVICE FUNDS are used to account for the payment of principal of, and interest on, long-term debt of the State and to meet commitments under lease-purchase and other contractual-obligation financing arrangements. This fund type was expected to comprise 4 percent of total governmental fund receipts and disbursements in the 1996-97 fiscal year. Receipts in these funds in excess of debt service requirements may be transferred to the General Fund and Special Revenue Funds, pursuant to law. The Debt Service fund type consists of the General Debt Service Fund, which is supported primarily by tax receipts transferred from the General Fund, and other funds established to accumulate moneys for the payment of debt service. In the 1996-97 fiscal year, total disbursements in this fund type were projected at $2.58 billion, an increase of $164 million or 6.8 percent from the prior year. The transfer from the General Fund of $1.59 billion was expected to finance 62 percent of these payments. The remaining payments were expected to be financed by pledged revenues, including $1.83 billion in taxes, $234 million in dedicated fees and $2.35 billion in patient revenues, including transfers of federal and State reimbursements and State dedicated taxes. After required impoundment for debt service, $3.7 billion was expected to be transferred to the General Fund and other funds in support of State operations. The largest transfer--$1.9 billion--was made to the Special Revenue Fund type in support of operations of the mental hygiene agencies. Another $1.4 billion in excess sales taxes was expected to be transferred to the General Fund, following payment of projected debt service on LGAC bonds.



  1996-97 Financial Plan Revisions. The 1996-97 State Financial Plan was updated on October 25, 1996 (the "Mid-Year Update") and on January 14, 1997 (the "Third Quarter Update"). Revisions were made to estimates of both receipts and disbursements based on (1) updated economic forecasts for both the nation and the State, (2) an analysis of actual receipts and disbursements during the elapsed portion of the fiscal year and (3) an assessment of changing program requirements.



  The 1996-97 General Fund Financial Plan continued to be balanced. The DOB projected that, prior to taking the actions described hereinafter, the General Fund Financial Plan would have shown an operating surplus of approximately $1.3 billion. The projected surplus resulted primarily from growth in the underlying forecast for projected receipts. As compared to the enacted budget, revenues are expected to increase by more than $1 billion, while disbursements are expected to fall by $228 million. These changes from the original Financial Plan projections reflect actual results through December 1996 as well as modified economic and social services caseload projections for the balance of the 1996-97 fiscal year.



  Actual receipts through the first two quarters of the 1996-97 fiscal year reflected stronger-than-expected growth in most taxes, with actual receipts exceeding expectations by $250 million. Based on the revised economic outlook and these actual receipts, the Mid-Year Update projected an additional $420 million in General Fund receipts for the 1996-97 fiscal year. Most of this projected increase was in the yield of the personal income tax ($241 million), with additional increases expected in business taxes ($124 million) and other tax receipts ($49 million). Projected collections from user taxes and fees were revised downward slightly ($5 million). Revisions were also made to both miscellaneous receipts and in transfers from other funds (an aggregate $11 million projected increase). The Third Quarter Update revised the underlying estimates of General Fund receipts in the Mid-Year Update upward by $566 million, primarily in personal income taxes and business taxes. However, two transactions offset these projected increases, producing a projected decline in available General Fund receipts from the Mid-Year Update. First, in order to make the projected 1996-97 cash surplus available to help finance 1997-98 spending requirements, $943 million in personal income tax refund payments (or reserves therefor) were proposed to be accelerated into 1996-97. This would decrease reported personal income tax receipts in 1996-97, while increasing available personal income tax receipts in 1997-98, as these funds will no longer be a charge against current revenues in 1997-98. Second, January 1997 implementation of personal income tax withholding table changes to reflect tax reductions effective January 1, 1997, originally scheduled for April 1997, will also depresses personal income tax receipts by an estimated $250 million in 1997. This change lowers withholding rather than having these monies paid to taxpayers through larger refunds in 1998. As a result of these transactions, projected available receipts in 1996-97 have been reduced by $627 million from the Mid-Year Update, despite the increase in the underlying forecast.



  Mid-Year Update projections in 1996-97 General Fund disbursements were increased by $120 million, since increased General Fund disbursements for education were required to replace a projected decrease in lottery receipts. This modification was shown in the form of an increased transfer of General Fund monies to the Lottery Fund in the Special Revenue Fund type. The Third Quarter Update reduced anticipated General Fund disbursements by $348 million, with changes made in most categories of the Financial Plan. Most of the savings was attributable to reductions in local assistance spending, primarily due to significant re-estimates in social services spending to reflect lower caseload growth, yielding savings of $226 million. Estimated General State Charges were reduced $76 million to reflect lower pension and fringe benefit costs, including savings achieved from the refinancing of certain pension liabilities through the issuance of long-term debt, as planned, and the repayment of that liability to the State Retirement System. Transfers to the Capital Projects Fund were reduced $31 million to reflect slower-than-expected capital disbursements for the balance of the fiscal year, as well as savings from improved interest rates in the financial markets.



  The General Fund closing balance was expected to be $358 million at the end of the 1996-97 fiscal year. Of this amount, $317 million would be on deposit in the TSRF, while another $41 million would remain on deposit in the CRF as a reserve for litigation or other unbudgeted costs to the Financial Plan. The TSRF had an opening balance of $237 million, which was to be supplemented by a required payment of $15 million and an extraordinary deposit of $65 million from surplus 1996-97 monies. The $9 million on deposit in the Revenue Accumulation Fund was to be drawn down as planned.



  1996-97 Borrowing Plan. The State anticipated that its capital programs would be financed, in part, through borrowings by the State and public authorities in the 1996-97 fiscal year. The State expected to issue $411 million in general obligation bonds (including $153.6 million for purposes of redeeming outstanding
BANs) and $154 million in general obligation commercial paper. The Legislature also authorized the issuance of up to $101 million in COPs during the 1996-97 fiscal year for equipment purchases.



  Borrowings by other public authorities pursuant to lease-purchase and contractual-obligation financings for capital programs of the State were projected to total $2.15 billion, including costs of issuances, reserve funds, and other costs, net of anticipated refundings and other adjustments for 1996-97 capital projects. Included therein were borrowings by (i) the Dormitory Authority of the State of New York ("DASNY") for SUNY, The City University of New York ("CUNY"), health facilities and mental health facilities, (ii) the Thruway Authority for the Highway Trust Fund and the Consolidated Highway Improvement Program, (iii) the Urban Development Corporation ("UDC") (doing business as the Empire State Development Corporation) for prison and youth facilities, (iv) the Housing Finance Agency ("HFA") for housing programs and (v) the Environmental Facilities Corporation and other authorities. In addition, the Legislature authorized DASNY to refinance a $787 million pension obligation of the State.



  In the 1996 legislative session, the Legislature approved the Governor's proposal to present to the voters in November 1996 a $1.75 billion State general obligation bond referendum to finance various environmental improvement and remediation projects. Since the Clean Water, Clean Air Bond Act was approved by the voters, the amount of general obligation bonds issued during 1996-97 fiscal year may have increased above the $411 million originally included in the 1996-97 Borrowing Plan to finance a portion of this new program.



  THE STATE'S 1997-98 FISCAL YEAR. The State's most recent fiscal year commenced on April 1, 1997 and ends on March 31, 1998, and is referred to herein as the 1997-98 fiscal year. The Governor presented his 1997-98

Executive Budget to the Legislature on January 14, 1997. The Executive Budget also contains financial projections for the State's 1998-99 and 1999-2000 fiscal years, detailed estimates of receipts and an updated Capital Plan. It was expected that the Governor would prepare amendments to his Executive Budget as permitted under law and that these amendments would be reflected in a revised Financial Plan to be released on or before February 13, 1997. There can be no assurance that the Legislature will enact the Executive Budget as proposed by the Governor into law, or that the State's adopted budget projections will not differ materially and adversely from the projections set forth herein.



  1997-98 State Financial Plan. The 1997-98 Financial Plan projects balance on a cash basis in the General Fund. It reflects a continuing strategy of substantially reduced State spending, including program restructurings, reductions in social welfare spending and efficiency and productivity initiatives. Total General Fund receipts and transfers from other funds are projected to be $32.88 billion, a decrease of $88 million from total receipts projected in the 1996-97 fiscal year. Total General Fund disbursements and transfers to other funds are projected to be $32.84 billion, a decrease of $56 million from spending totals projected for the 1996-97 fiscal year. As compared to the 1996-97 State Financial Plan, the Executive Budget proposes a year-to-year decline in General Fund spending of 0.2 percent. State funds spending (i.e., General Fund plus other dedicated funds, with the exception of federal aid) is projected to grow by 1.2 percent. Spending from All Governmental Funds (excluding transfers) is proposed to increase by 2.2 percent from the prior fiscal year.



  The Executive Budget proposes $2.3 billion in actions to balance the 1997-98 Financial Plan. Before reflecting any actions proposed by the Governor to restrain spending, General Fund disbursements for 1997-98 were projected to grow by approximately 4 percent because of growth in Medicaid, higher fixed costs such as pensions and debt service, collective bargaining agreements, inflation and the loss of non-recurring resources that offset spending in 1996-97. General Fund receipts were projected to fall by roughly 3 percent due to modest growth in the State's economy and underlying tax base, the loss of non-recurring revenues available in 1996-97 and implementation of previously enacted tax reduction programs.



  The Executive Budget proposes to close this gap between lower revenues and higher expenses primarily through a series of spending reductions and Medicaid cost containment measures, the use of a portion of the projected 1996-97 budget surplus and other actions. The final 1997-98 Financial Plan projects receipts of $32.88 billion and spending of $32.84 billion, allowing for a deposit of $24 million into the CRF (providing a year-ending CRF reserve of $65 million) and a required repayment of $15 million to the TSRF.



  Projected General Fund Receipts. The 1997-98 Financial Plan projects General Fund receipts (including transfers from other funds) of $32.88 billion, a decrease of $88 million from the projected 1996-97 level. The estimate of taxes for 1997-98 reflects overall growth in the yield of the tax structures (when adjusted for tax law and administrative changes) of between 4 and 4.5 percent, reflecting modest growth in the economy and continued moderate inflation. The effects of this growth are offset by the impact of previously enacted tax reductions and new tax cut proposals, which are outlined below.



  The Executive Budget contains several new tax initiatives which are projected to reduce total receipts by $170 million in 1997-98. First, the Governor has proposed a School Tax Relief initiative ("STAR"), a multi-year property tax reduction proposal that, when fully implemented, will provide $1.7 billion in school property tax savings through the replacement of these local revenues with dedicated State revenues. The initial year of the STAR program will reduce personal income tax receipts by $110 million in the 1997-98 Financial Plan. Second, the Executive Budget proposes to begin eliminating the State portion of the estate tax by adopting the federal credit for state death taxes and phasing out the State gift tax over a multi-year period. This proposal will reduce revenues from these taxes by $10 million in 1997-98, and larger amounts in future years. Finally, the Governor has proposed an unspecified $50 million tax reduction program designed to spur private sector job creation in the State. For Financial Plan purposes, the $50 million is shown as a charge against the personal income tax.



  Personal income tax collections for 1997-98 are projected to be $17.04 billion, an increase of $471 million from the projected 1996-97 level. This estimate reflects growth in "constant law" liability (i.e., taxpayer liability before scheduled or proposed tax reductions) of about 5 percent in 1997, partially offset by personal income tax reductions already in law, which are estimated to produce taxpayer savings of almost $4 billion in 1997-98 ($1.7 billion more than in the prior fiscal year), and the proposed STAR program described above.

  User tax and fee receipts are projected at $7.02 billion in 1997-98, up $255 million from projected 1996-97 levels. Total collections in this category are dominated by the State sales and use tax, which accounts for 77 percent of total receipts in the category. The moderate economic expansion experienced in 1996-97 is expected to slow somewhat, producing an estimated growth in the base of the sales and use tax of 4.2 percent in 1997-98.



  Total business taxes are now projected at $4.76 billion in 1997-98, a decrease in $65 million from 1996-97 levels. While "constant-law" liability growth is anticipated to continue in 1997-98, the effect of scheduled tax reductions taking effect in 1997 (including the elimination of the business tax surcharge) leads to a year-to-year decline. The business tax decline also reflects the continuing diversion of business tax receipts into dedicated transportation funds.



  Other tax receipts are now projected at $850 million, down $191 million from the estimated 1996-97 level. This decline reflects the dedication of the real estate transfer tax for support of environmental purposes ($87 million of receipts from this tax support the Environmental Protection Fund and the balance supports debt service or the Clean Water/Clean Air Bond Act with any excess transferred back to the General Fund) and the first full-year impact of the repeal of the real property gains tax and the initial impact of the proposed gift and estate tax changes referenced above.



  Miscellaneous receipts, which include license revenues, fee and fine income, investment income and abandoned property proceeds, as well as the proceeds of the largest share of the State's medical provider assessment and various one-time transactions, are estimated to total $1.49 billion in 1997-98, a decline of $657 million from the prior year. This decline is largely attributable to the loss of several one-time transactions that contributed approximately $750 million in receipts in 1996-97.



  Transfers from other funds consist primarily of sales tax revenues in excess of debt service requirements used to support debt service payments to LGAC. Projected amounts in this category for 1997-98 total $1.72 billion, an increase of $99 million from 1996-97.



  Projected General Fund Disbursements. The 1997-98 Financial Plan projects General Fund disbursements of $32.84 billion, a decrease of $56 million from projected spending levels for 1996-97.



  Grants to Local Governments constitute approximately 68 percent of all General Fund spending, and include payments to local governments, non-profit providers and individuals. Disbursements in this category are projected to decline by $705 million, primarily reflecting proposed reductions in State Medicaid spending of $579 million. The State's tuition assistance program would also be reduced to achieve savings of $142 million. General Fund support for school aid would increase by $293 million on a State fiscal year basis. This category is also affected by the proposed reclassification of economic development spending previously reflected in the State operations category ($13 million) and a further proposed reclassification of higher education debt service payments from this category to the debt service category of the Financial Plan ($207 million).



  Support for State operations is projected to decline by $615 million to $5.2 billion in 1997-98. Almost all of this decline is attributable to the proposed transfer of support for SUNY operations from the General Fund to the Special Revenue Fund type. All General Fund support for SUNY is proposed for transfer into a single unified fund for SUNY operations. After adjusting for this proposed change, State operations disbursements increase modestly, reflecting the costs of previously negotiated salary increases, offset by proposed agency efficiencies and the continued decline in the size of the State's workforce. The Executive Budget recommends net reductions of approximately 1,700 positions, bringing the size of the State workforce to approximately 191,000 by the end of the 1997-98 fiscal year.



  General State Charges are projected to total $2.29 billion in 1997-98, an increase of $146 million from 1996-97 projected levels. This change results from the proposed transfer of SUNY costs described above, which lowers projected spending in this category by $126 million, an increase in pension-related costs of $270 million, reflecting the impact of certain non-recurring actions taken in 1996-97 and an increase in costs associated with the amortization of certain pension liabilities. Health insurance costs, the largest component of this category, are projected to remain stable from calendar year 1996 to 1997.

  General Fund debt service includes short-term obligations of the State's commercial paper program and debt service on its long-term bonds, which are reflected as transfers to the General Debt Service Fund. In fiscal year 1997-98, projected short-term debt service costs are expected to be $11 million and transfers in support of long-term debt service are projected to be $1.89 billion, an increase of $314 million. Of the projected long-term debt service increase, $207 million is attributable to the reclassification of CUNY higher education spending from Grants to Local Governments to the Debt Service category, so that this category conforms to debt service levels. Transfers to the Capital Projects Fund are projected to be $180 million for 1997-98, an increase of $59 million. This transfer is net of all other resources available in the Capital Projects Fund and reflects increased General Fund support for maintenance and rehabilitation of State facilities in order to replace certain non-recurring revenues available in 1996-97 for this purpose.



  General Fund Closing Balance. The 1997-98 closing fund balance in the General Fund is projected to be $397 million. After a required deposit of $15 million, the expected balance of the TSRF will be $332 million at the close of 1997-98. The remaining General Fund balance reflects a reserve of $65 million in the CRF (after an additional deposit of $24 million in 1997-98) to provide resources to finance potential costs associated with litigation against the State. The closing fund balance excludes amounts on deposit in the Tax Refund Reserve Account.



  Non-recurring Resources. The DOB estimates that the 1997-98 Financial Plan includes approximately $66 million in non-recurring resources, comprising 0.4 percent of the General Fund budget. These include $25 million from a refunding of HFA bonds and $41 million in miscellaneous receipts and revenue transfers. Recommendations included in the Executive Budget are expected to provide fully annualized savings in 1998-99 which more than offset the non-recurring resources used in 1997-98. The 1997-98 Executive Budget also utilizes $943 million of projected 1996-97 resources to balance the 1997-98 Financial Plan.



  Special Revenue Funds. For 1997-98, the Financial Plan projects disbursements of $29.46 billion from Special Revenue Funds, an increase of $2.13 billion. This includes $8.4 billion from Special Revenue Funds containing State revenues and $21.05 billion from funds containing federal grants, primarily for social welfare programs.



  The 1997-98 Executive Budget recommends that all SUNY revenues be consolidated in a single Special Revenue Fund, permitting SUNY more flexibility and control in the use of its revenues. SUNY's spending from this fund is projected to total $2.74 billion in 1997-98. The Mass Transportation Operating Assistance Fund and the Dedicated Mass Transportation Trust Fund, which receive taxes earmarked for mass transportation programs throughout the State, are projected to have total disbursements of $1.29 billion in 1997-98. Disbursements also include $1.66 billion in STAR proceeds from a new fund financed by lottery proceeds and dedicated personal income tax receipts. Proceeds from this fund will be used to make start-up payments to school districts each year, as well as the local property tax reduction payments for the STAR program. Disbursements of $660 million from the Disproportionate Share Medicaid Assistance Fund constitute most of the remaining estimated Special Revenue Funds disbursements for 1997-98.



  Total Federal Special Revenue Fund disbursements are projected at $21.05 billion in 1997-98, an increase of $944 million from the prior year projected level. Federal Special Revenue Fund projections assume the receipt of $12.16 billion in total federal Medicaid reimbursements and $2.7 billion in federal reimbursement for the State's welfare programs. Most of the increase in federal funds is due to increased welfare funding under the new federal welfare block grant. All other federal spending is projected at $6.19 billion for 1997-98, an increase of $405 million.



  Capital Projects Funds. Disbursements from the Capital Projects funds in 1997-98 are estimated at $3.93 billion, or $57 million less than 1996-97 projections. The spending plan includes: $2.2 billion in disbursements for the third year of the five-year $12.7 billion State and local highway and bridge program, $110 million in spending from the Clean Water/Clean Air Bond Act, correctional services spending of $251 million and SUNY capital spending of $185 million.



  The share of capital projects to be financed by "pay-as-you-go" resources is projected to be approximately 24 percent. State-supported bond issuances finance 48 percent of capital projects, with federal grants financing the remaining 28 percent.

  Debt Service Funds. Disbursements from Debt Service Funds are estimated at $3.02 billion in 1997-98, an increase of $464 million from 1996-97. Of this increase, $81 million is attributable to transportation bonding for the State and local highway and bridge programs, which are financed by the Highway Trust Fund, and $45 million is for the mental hygiene programs financed through the Mental Health Services Fund. This increase also reflects $262 million in CUNY senior and community college debt service formerly classified as local assistance in the General Fund. Debt service for LGAC bonds is projected at $340 million.



  Cash Flow. The projected 1997-98 General Fund cash flow will not depend on either short-term spring borrowing or the issuance of LGAC bonds. The new-money bond issuance portion of the LGAC program was completed in 1995-96, and provisions prohibiting the State from returning to a reliance upon cash flow manipulation to balance its budget will remain in bond covenants until the LGAC bonds are retired.



  The 1997-98 cash flow projects substantial closing balances in each quarter of the fiscal year, with excesses in receipts over disbursements in every quarter of the fiscal year, and no monthly balance (prior to March) lower than $400 million. The closing fund balance is projected at $397 million. The cash flow projections assume continuation of legislation enacted in 1996-97 that permits the State to use balances in the Lottery Fund for cash flow purposes.



  Outyear Projections Of Receipts And Disbursements. General Fund receipts are projected at $33.02 billion and $33.91 billion for 1998-99 and 1999-2000, respectively. These projections were prepared on the basis of an economic forecast of a steadily growing national economy, in an environment of low inflation and slow employment growth. The forecast for the State's economic performance likewise is for slow but steady economic growth. The receipt projections reflect tax reductions proposed in the Executive Budget that will reduce receipts by an estimated $798 million in 1998-99 and $1.43 billion in 1999-2000. The bulk of previously enacted tax reductions are annualized in 1997-98 and their impact in the out years is largely proportional to projected growth in the underlying tax liability.



  Disbursements from the General Fund are projected at $34.60 billion in 1998-99 and $35.93 billion in 1999-2000, before assuming additional spending efficiencies and/or additional federal revenue maximization. Assuming implementation of proposed cost containment and other actions proposed in the Executive Budget, annual disbursements for fiscal years 1998-99 and 1999-2000 grow by $1.77 billion and $1.33 billion, respectively. This includes additional support for school aid pursuant to the new STAR program. Disbursement growth is higher in 1998-99 in part because an additional payroll date and Medicaid cycle will come due, adding non-recurring costs of $286 million to that fiscal year.



  It is expected that the State's 1998-99 Financial Plan will reflect a continuing strategy of substantially reduced State spending, including agency consolidations, reductions in the State workforce and efficiency and productivity initiatives. As Medicaid, welfare and other reforms continue to evolve at both the State and federal level, additional savings are expected to accrue to the State. As in the past, the State also expects to continue aggressive efforts to secure federal funds. Therefore, the outyear projections assume a target of $600 million in savings from these reforms in 1998-99, growing to $800 million in 1999-2000. It is expected that the Governor will propose to close these remaining budget imbalances primarily through further spending reductions.



  GAAP-Basis Financial Plan. The Executive Budget also contains General Fund and All Governmental Funds Financial Plans prepared in accordance with Generally Accepted Accounting Principles ("GAAP"). The Financial Plan is projected to be balanced on a GAAP-basis across two fiscal years, with a projected reduction in the GAAP deficit of $118 million over the two years. In 1996-97, the General Fund GAAP Financial Plan shows total revenues of $33.04 billion, total expenditures of $32.92 billion and net other financing sources and uses of $771 million. The surplus of $886 million primarily reflects an increase in projected revenues. In addition, actions in the 1996-97 fiscal year that refinanced a pension liability produced a one-time benefit in the category of "Proceeds from Financing Arrangements/Advance Refundings." These benefits were offset by increases in accruals for Medicaid, handicapped education and other programs. In 1997-98, the General Fund GAAP Financial Plan shows a deficit of $768 million, reflecting the use of the 1996-97 cash surplus to fund 1997-98 liabilities. Projections reflect total revenues of $31.70 billion, total expenditures of $32.93 billion and net other financing sources and uses of $469 million.

  Special Considerations. DOB believes that the economic assumptions and projections of receipts and disbursements accompanying the 1997-98 Executive Budget are reasonable. However, the economic and financial condition of the State may be affected by various financial, social, economic and political factors. Those factors can be very complex, can vary from fiscal year to fiscal year and are frequently the result of actions taken not only by the State but also by entities, such as the federal government, that are outside the State's control. Because of the uncertainty and unpredictability of changes in these factors, their impact cannot be fully included in the assumptions underlying the State's projections. There can be no assurance that the State economy will not experience results that are worse than predicted, with corresponding material and adverse effects on the State's financial projections.



  To make progress toward addressing recurring budgetary imbalances, the 1997-98 Executive Budget proposes significant actions to align recurring receipts and disbursements in future fiscal years. However, there can be no assurance that the Legislature will enact the Governor's proposals or that the State's actions will be sufficient to preserve budgetary balance or to align recurring receipts and disbursements in either 1997-98 or future fiscal years.



  In addition, there has been discussion of additional tax reductions, beyond those reflected in the State's current projections for 1997-98 and the out years that, if enacted, could make it more difficult to achieve budget balance over this period. In particular, modifying the State's sales tax treatment of clothing has been discussed. The State now receives approximately $700 million annually from taxation on clothing, and localities receive a roughly equivalent amount.



  Uncertainties with regard to both the economy and potential decisions at the federal level add further pressure on future budget balance in the State. Risks to the Financial Plan include either a financial market or broader economic "correction" during the period, a risk heightened by the relatively lengthy expansions currently underway. In addition, a normal "forecast error" of one percentage point in the expected growth rate could raise or lower receipts by $600 million during the last year of the projection period. Potential changes to federal tax law could alter the federal definitions of income on which many State taxes rely. Similarly, the Financial Plan assumes no significant federal disallowances or other actions which could affect State finances.



  On August 22, 1996, the President signed into law the Personal Responsibility and Work Opportunity Reconciliation Act of 1996. This federal legislation fundamentally changed the programmatic and fiscal responsibilities for administration of welfare programs at the federal, state and local levels. The new law abolishes the federal Aid to Families with Dependent Children program
(AFDC) and creates a new Temporary Assistance to Needy Families program (TANF) funded with a fixed federal block grant to states. The new law also imposes (with certain exceptions) a five-year durational limit on TANF recipients, requires that virtually all recipients be engaged in work or community service activities within two years of receiving benefits and limits assistance provided to certain immigrants and other classes of individuals. States are required to meet work activity participation targets for their TANF caseload; these requirements are phased in over time. States that fail to meet these federally-mandated job participation rates, or that fail to conform with certain other federal standards, face potential sanctions in the form of a reduced federal block grant.



  On October 16, 1996, the Governor submitted the State's TANF implementation plan to the federal government as required under the new federal welfare law. On December 13, 1996, the State's plan was approved by the federal government. Legislation will be required to implement the State's TANF plan and the Governor has introduced legislation necessary to conform with federal law.



  States are required to comply with the new federal welfare reform law no later than July 1, 1997. There can be no assurances that the State Legislature will enact welfare reform proposals as submitted by the Governor and as required under federal law.



  An additional risk to the 1997-98 State Financial Plan arises from the potential impact of certain litigation now pending against the State, which could produce adverse effects on the State's projections of receipts and disbursements. However, DOB believes that certain court decisions discussed in the section entitled "The State's Litigation" below will not have a material impact on the current Financial Plan. Specifically, in the case of Tug Buster Bouchard et al. v. Wetzler, DOB believes that the court's decision, as interpreted by the State, will reduce tax revenues only by approximately $5 million in 1997-98 and $2 million thereafter.

  THE STATE'S DEBT. For purposes of analyzing the financial condition of the State, debt of the State and of certain public authorities may be classified as State-supported debt, which includes general obligation debt of the State and lease-purchase and contractual obligations of public authorities (and municipalities) where debt service is paid from State appropriations (including dedicated-tax sources and other revenues such as patient charges and dormitory facilities rentals). In addition, a broader classification, referred to as State-related debt, includes State-supported debt, as well as certain types of contingent obligations, including moral-obligation financing, certain contingent contractual-obligation financing arrangements and State-guaranteed debt described above, where debt service is expected to be paid from other sources and State appropriations are contingent in that they may be made and used only under certain circumstances.



  General Obligation Bond Programs. The first type of State-supported debt, general obligation debt, is currently authorized for three programmatic categories: transportation, environmental and housing. The State has issued bonds only in the first two categories in recent years, with the size of the issues generally decreasing as existing authorizations are diminished. The amount of general obligation bonds and BANs issued in the 1993-94 through 1995-96 fiscal years, excluding bonds issued to redeem BANs, was $388 million, $250 million and $333 million, respectively. Transportation-related bonds are issued for State highway and bridge improvements, aviation, highway and mass transportation projects and purposes, and rapid transit, rail, canal, port and waterway programs and projects. Environmental bonds are issued to fund environmentally-sensitive land acquisitions, air and water quality improvements, municipal non-hazardous waste landfill closures and hazardous waste site cleanup projects. As of March 31, 1996, the total amount of outstanding general obligation debt was $5.05 billion, including $293.6 million in BANs.



  Lease-Purchase and Contractual-Obligation Financing Programs. The second type of State-supported debt, lease-purchase and contractual-obligation financing arrangements with public authorities and municipalities, has been used primarily by the State to finance the State's highway and bridge program, SUNY and CUNY buildings, health and mental hygiene facilities, prison construction and rehabilitation and various other State capital projects.



  Other Financing Obligations. The State has utilized and expects to continue to utilize lease-purchase and contractual-obligation financing arrangements to finance its capital programs, in addition to authorized general obligation bonds. Some of the major capital programs financed by lease-purchase and contractual obligation agreements are highlighted below.



  Transportation. The State Department of Transportation is responsible for the highway and bridge program which maintains 400,000 lane miles of highways and 7,500 State bridges. Despite $4.1 billion of general obligation bond authorizations since 1983, of which $3.5 billion has been issued, many of the bridges, which were built in the 1930's, and the extensive interstate, primary and urban highway system built in the 1960's have deteriorated and are in need of increased levels of maintenance.



  Legislation enacted in 1991 established the Highway Trust Fund to provide for the dedication of a portion of the petroleum business tax and certain other transportation-related taxes and fees for transportation improvements. Legislation enacted in 1996 extends the capital program supported by the Highway Trust Fund through fiscal year 1999-2000. The $11.35 billion plan is expected to be financed by federal grants (45 percent), general obligation bonds (3 percent) and the Highway Trust Fund (52 percent). It is expected that about 50 percent of the Highway Trust Fund financing will be supported by the dedicated taxes on a pay-as-you-go basis and 50 percent from bonds to be issued by the Thruway Authority. The 1996 legislation also extended the authorization of the Thruway Authority to 1999-2000 to finance the local transportation programs, including a new $350 million program.



  The State has supported the capital plans of the MTA in part by entering into service contracts relating to certain bonds issued by the MTA. Legislation adopted in 1992 and 1993 also authorized payments, subject to appropriation, of a portion of the petroleum business tax from the State's Dedicated Mass Transportation Trust Fund to the MTA and authorized it to be used as a source of payment for bonds to be sold by the MTA to support its capital program.


  Education. The State finances the physical infrastructure of SUNY and CUNY and their respective community colleges and the State Education Department through direct State capital spending and through financing arrangements with DASNY, paying all capital costs of the senior colleges and sharing equally with local governments for the community colleges, except that SUNY dormitories are financed through dormitory fees.



  The 34 SUNY campuses include more than 1,700 classroom, dormitory, library, athletic and student buildings, of which 68 percent are over 20 years of age. Together with the 30 SUNY community colleges, the SUNY system serves 300,000 full-time students. The CUNY system is comprised of 11 senior colleges and 6 community colleges that serve approximately 158,000 full-time students.



  Mental Hygiene. The State provides care for its citizens with mental illness, mental retardation and developmental disabilities, and for those with chemical dependencies, through the Office of Mental Retardation ("OMR"), the Office of Substance Abuse Services and the Office of Mental Hygiene ("OMH"). Historically, this care had been provided at large State institutions, but the State recently adopted policies that provide institutional care to only the neediest and provide additional care in community residences. OMR has closed 11 of its 20 developmental centers, with one additional facility planned for closure in 1996-97. OMH has reduced its adult institutional population from 22,000 in 1982 to 8,250, and is currently reviewing its long-term inpatient bed needs and will update those projections in 1996-97. OMH will continue to require substantial capital investments to upgrade to federal standards and implement community facility development as deinstitutionalization continues. Capital investments for both programs are primarily supported by patient revenues through financing arrangements with DASNY.



  Corrections. During the 10-year period 1983-92, the State's prison system more than doubled in size due to the unprecedented increase in demand for prison space. Today, the system houses approximately 68,000 inmates in over 69 facilities with 3,000 buildings comprising over 32 million square feet. As the need to build new structures to create capacity abated in the early 1990's, the focus of the Department of Correctional Services ("DOCS") capital program shifted from expansion to the increasing need for rehabilitation of existing facilities. While high priority renovation projects and replacement of deteriorated structures remains a DOCS capital program priority, the 1996-97 enacted budget contained funding to increase bed capacity through the addition of 1,500 new beds. This program is financed through lease-purchase financing arrangements with the UDC.



  Other Programs. The State also uses lease-purchase and contractual-obligation financing arrangements for hospital capital programs of the Department of Health (including Roswell Park Cancer Institute and the David Axelrod Institute for Public Health), the Division for Youth's institutional facilities and Youth Opportunity Centers, the State's housing programs and various environmental, economic development and State building programs.



  Local Government Assistance Corporation (LGAC). In 1990, as part of a State fiscal reform program, legislation was enacted creating LGAC, a public benefit corporation empowered to issue long-term obligations to fund certain payments to local governments traditionally funded through the State's annual seasonal borrowing. The legislation authorized LGAC to issue its bonds and notes in an amount not in excess of $4.7 billion (exclusive of certain refunding bonds). Over a period of years, the issuance of these long-term obligations, which are to be amortized over no more than 30 years, was expected to eliminate the need for continued short-term seasonal borrowing. The legislation also dedicated revenues equal to one-quarter of the four cent State sales and use tax to pay debt service on these bonds. The legislation also imposed a cap on the annual seasonal borrowing of the State at $4.7 billion, less net proceeds of bonds issued by LGAC and bonds issued to provide for capitalized interest, except in cases where the Governor and the legislative leaders have certified the need for additional borrowing and provided a schedule for reducing it to the cap. If borrowing above the cap is thus permitted in any fiscal year, it is required by law to be reduced to the cap by the fourth fiscal year after the limit was first exceeded. This provision capping the seasonal borrowing was included as a covenant with LGAC's bondholders in the resolution authorizing such bonds. As of June 1995, LGAC had issued bonds and notes to provide net proceeds of $4.7 billion, completing the program. The impact of LGAC's borrowing is that the State is able to meet its cash flow needs throughout the fiscal year without relying on short-term seasonal borrowings. The 1996-97 State Financial Plan includes no seasonal borrowing; this reflects the success of the LGAC program in permitting the State to accelerate local aid payments from the first quarter of the current fiscal year to the fourth quarter of the previous fiscal year.

  THE STATE'S RATINGS. As of January 1997, the State's general obligation bonds were rated A- by Standard & Poor's ("S&P"), A2 by Moody's Investors Service ("Moody's") and A+ by Fitch Investors Service ("Fitch"). The State carries the lowest general obligation bond rating of any state. There is no assurance that any particular rating will continue for any given period of time or that any such rating will not be revised downward or withdrawn entirely if, in the judgment of the agency originally establishing the rating, circumstances so warrant.



  Standard & Poor's. On January 13, 1992, S&P lowered its rating on the State's general obligation bonds to A- from A and continued its negative rating outlook assessment on State general obligation debt. S&P cited "[c]continued economic deterioration, chronic operating deficits, mounting GAAP fund balance deficits, and the legislative statement in seeking permanent and structurally sound fiscal operations" as factors contributing to the rating reduction. On April 26, 1993, S&P revised the rating outlook assessment to stable. On February 14, 1994, S&P raised its rating outlook assessment to positive and, on December 12, 1994, confirmed its A- rating. S&P's previous ratings were A from March 1990 to January 1992, AA- from August 1987 to March 1990 and A+ from November 1982 to August 1987.



  Moody's Investors Service. On January 6, 1992, Moody's lowered its rating on certain appropriations-backed debt of the State and its agencies from A to Baa1 noting "mounting budget deficits, inability of the legislature and the administration to reach timely agreement on deficit reduction plans for the current fiscal year, and protracted weakness in the economy." Previously, Moody's lowered its rating to A on June 6, 1990, its rating having been A1 since May 27, 1986. State general obligation, State-guaranteed and LGAC bonds retained an A rating but were placed under review for possible downgrade. On February 3, 1992, Moody's confirmed its A rating of State general obligation bonds, asserting that the State's "general credit standing reflects its diverse and substantial economic base, but this strength is offset by structural imbalance of state finances and increasing debt levels." On December 12, 1994, Moody's reconfirmed its A rating on the State's general obligation long-term indebtedness. On February 11, 1997, Moody's confirmed its rating of the State's general obligation bonds and, in connection with a policy change at Moody's to introduce numerical modifiers to its municipal securities ratings, assigned a rating of A2 to the State's general obligation bonds.



  THE STATE'S LITIGATION. The State is a defendant in numerous legal proceedings pertaining to matters incidental to the performance of routine governmental operations. Such litigation includes, but is not limited to, claims asserted against the State arising from alleged torts, alleged breaches of contracts, condemnation proceedings and other alleged violations of State and federal laws. Included in the State's outstanding litigation are a number of cases challenging the constitutionality or the adequacy and effectiveness of a variety of significant social welfare programs primarily involving the State's health and mental hygiene programs. Adverse judgments in these matters generally could result in injunctive relief coupled with prospective changes in patient care which could require substantial increased financing of the litigated programs in the future.



  Tax Law. Aspects of petroleum business taxes are the subject of administrative claims and litigation. In Tug Buster Bouchard, et al. v. Wetzler (Supreme Court, Albany County, commenced November 13, 1992), petitioner tugboat corporations, which purchased fuel out of State and consumed such fuel within the State, contended that the assessment of the petroleum business tax pursuant to Tax Law sec.301 to such fuel violated the Commerce Clause of the United States Constitution. Petitioners contended that the application of Section 301 to the interstate transaction but not to purchasers who purchased and consumed fuel within the State discriminated against interstate commerce. By decision dated November 14, 1996, based upon the State's concession that the challenged provision was unconstitutional as applied to the petitioners and other similarly situated vessels, the Court of Appeals affirmed the order of the Appellate Division, Third Department, dated January 4, 1996, which held that Tax Law sec.301(a)(1)(ii) (the portion of the petroleum business tax applicable between 1984 and September 1, 1990 to petroleum businesses which import petroleum into New York State for consumption in the State) was unconstitutional. The State's motion for reargument, seeking clarification and/or modification of the Court of Appeals decision, was denied by order dated December 20, 1996.



  Insurance Law. In Trustees of and The Pension, Hospitalization Benefit Plan of the Electrical Industry, et al., v. Cuomo, et al. (commenced November 25, 1992 in the United States District Court for the Eastern

District of New York), plaintiff employee welfare benefit plans sought a declaratory judgment nullifying, on the ground of federal preemption, provisions of Section 2807-c of the Public Health Law and implementing regulations which impose a bad debt and charity care allowance on all hospital bills and a 13 percent surcharge on inpatient bills paid by employee welfare benefit plans. This case has been dismissed by stipulation and order, by and among the parties, with prejudice. Two separate proceedings challenge regulations promulgated by the Superintendent of Insurance establishing excess medical malpractice premium rates for the 1986-87 through 1995-96 and 1996-97 fiscal years, respectively (New York State Health Maintenance Organization Conference, Inc., et al. v. Muhl et. al., Supreme Court, Albany County). Plaintiffs allege that the method of rate calculation is arbitrary and capricious and excessive, and seek inter alia, to annul the present rates and to compel the State to refund accumulated surpluses not actuarially required.



  Lottery. In Trump v. Perlee, et al. (Supreme Court, New York County, commenced August 1995), petitioners challenged as unconstitutional and sought to enjoin "Quick Draw," a game of the State Division of the Lottery. Petitioners contended that Sections 94-a through 94-g of Ch. 2 L. 1995, which authorize "Quick Draw," violated Article I sec.9 of the State Constitution. This constitutional provision bars gambling but allows lotteries operated by the State. Petitioners contended that "Quick Draw" is not a lottery as contemplated by Article I sec.9. The trial court found that the petitioners were not entitled to a preliminary injunction because they failed to demonstrate a likelihood of success on the merits. The Supreme Court, Appellate Division, First Department unanimously affirmed the trial court on June 25, 1996.



  Clean Water/Clean Air Bond Act of 1996. In Robert I. Schultz et al. v. The New York State Executive et. al. (Supreme Court, Albany County, commenced October 16, 1996), plaintiffs challenge the enactment of the Clean Water/Clean Air Bond Act of 1996 and its implementing legislation (1996 Laws of New York, Chapters 412 and 413). Plaintiffs claim, inter alia, that the Bond Act and its implementing legislation violate provisions of the State Constitution requiring that such debt be authorized by law for some single work or purpose distinctly specified therein and forbidding incorporation of other statutes by reference.



  Retirement System. In McCall, et al. v. State of New York, et al. (commenced July 5, 1995 in the Supreme Court, Albany County), an action for a declaratory judgement and injunctive relief, plaintiffs (including the State Comptroller) contended that certain provisions of Ch. 199 L. 1995 were unconstitutional. Ch. 119 L. 1995 provided enhanced supplemental pension allowances for members of the state and local employees' retirement systems. Plaintiffs contended that Section 13 of Ch. 119 L. 1995, which provides that money in a Supplemental Reserve Fund shall be used as a credit in the state's 1995-96 fiscal year against prior State and local pension contribution requirements, violated Article V sec.7 of the state Constitution. This constitutional provision bars the diminishment or impairment of the benefits of membership in the retirement systems. Plaintiffs also challenged the constitutionality of Section 16 of Ch. 119 L. 1995, which conditioned the commencement date of the benefit increase on the existence and outcome of litigation challenging the credit mechanism. The trial court found both Section 13 and Section 16 unconstitutional. The Supreme Court, Appellate Division, Third Department, affirmed the unconstitutionality of Section 13 and affirmed the unconstitutionality of Section 16 to the extent that the payment of benefits is conditioned solely on the existence or commencement of litigation.



  Medicaid. Several cases have challenged the rationality and the retroactive application of State regulations recalibrating nursing home Medicaid rates. Following invalidation of such previous regulations by the Court of Appeals, the state Department of Health in 1991 promulgated new recalibration regulations, 10 NYCRR sec.86-2.31(a) and (b), for 1989-1991 and 1992 and subsequent rate years, respectively. In Matter of New York Association of Homes and Services for the Aging, Inc. v. Commissioner (Supreme Court, Albany County), by decision dated June 30, 1994, the Court of Appeals held invalid the Department's retroactive application to rate years 1989 through 1991 of the nursing home Medicaid reimbursement rate recalibration adjustment set forth in 10 NYCRR sec.86-2.31(a). In Matter of New York Association of Homes and Services for the Aging, Inc. v. Commissioner (Supreme Court, Albany County), plaintiffs challenged the new recalibration regulations for rate years commencing 1992. The trial court held that the 1992 recalibration regulations were invalid because they lacked a rational basis. The Supreme Court, Appellate Division, Third Department, affirmed the trial court on June 22, 1995 in a 3-2 decision where the dissenting judges concluded that the regulation was entirely reasonable. The Court of Appeals agreed with the dissenting judges of the Supreme Court and, on March 21, 1996, reversed and dismissed the petition.

  Contract and Tort Claims. In Inter-Power of New York, Inc. v. State of New York (commenced November 16, 1994 in the Court of Claims), plaintiff alleges that by reason of the failure of the State's Department of Environmental Conservation to provide in a timely manner accurate and complete data, plaintiff was unable to complete by the projected completion date a cogenerational facility, and thereby suffered damages.



  NEW YORK CITY. The fiscal health of the State is closely related to the fiscal health of its localities, particularly the City, which has required and continues to require significant financial assistance from the State. The City is the most populous city in the State and in the nation and is the center of the nation's largest metropolitan area; it accounts for approximately 41% of the State's population and personal income. The City is headquarters for the nation's securities business and for a major portion of the nation's major commercial banks, diversified financial institutions and life insurance companies. In addition, the City houses the home offices of the three major radio and television broadcasting networks, most national magazines and a substantial portion of the nation's book publishers. The City also leads the nation in the design and manufacture of men's and women's apparel.


  In February 1975, the UDC, which had approximately $1 billion of outstanding debt, defaulted on certain of its short-term notes. Shortly after the UDC default, the City entered a period of financial crisis from which it is only now emerging. Both the State Legislature and the United States Congress enacted legislation in response to this crisis. During 1975, the State Legislature (i) created the Municipal Assistance Corporation for the City of New York ("MAC") to assist with long-term financing for the City's short-term debt and other cash requirements and (ii) created the New York State Financial Control Board (the "Control Board") to review and approve the City's budgets and City four-year financial plans (the financial plans also apply to certain City-related public agencies (the "Covered Organizations")). If the City were to experience certain adverse financial circumstances, including the occurrence or the substantial likelihood and imminence of the occurrence of an annual operating deficit of more than $100 million or the loss of access to the public credit markets to satisfy the City's capital and seasonal financing requirements, the Control Board would be required by State law to exercise certain powers.


  The severe financial difficulties encountered by the City in 1975 caused it to lose access to the public credit market. At that time, the City was incurring substantial operating deficits and employing financial and accounting practices which were widely criticized. Since that time, the City benefited substantially from financial assistance provided through a combination of federal, State and private measures and the City has extensively revised its financial systems and accounting practices. Since 1978, the City's annual financial statements have been required to be prepared in accordance with GAAP and audited by independent certified public accountants. For each of the 1981 through 1996 fiscal years, the City achieved balanced operating results as reported in accordance with GAAP and the City's 1997 fiscal year results are projected to be balanced in accordance with GAAP. The City was required to close substantial budget gaps in recent years in order to maintain balanced operating results. There can be no assurance that the City will continue to maintain a balanced budget as required by State law without additional tax or other revenue increases or additional reductions in City services or entitlement programs, which could adversely affect the City's economic base. The City depends on State aid both to enable the City to balance its budget and to meet its cash requirements. There can be no assurance that there will not be reductions in State aid to the City from amounts currently projected or that State budgets will be adopted by the April 1 statutory deadline or that any such reductions or delays will not have adverse effects on the City's cash flow or expenditures. In addition, the federal budget negotiation process could result in a reduction in or a delay in the receipt of federal grants which could have additional adverse effects on the City's cash flow or revenues.



  The Financial Plan. Pursuant to the New York State Financial Emergency Act for The City of New York, the City prepares a four-year annual financial plan, which is reviewed and revised on a quarterly basis and which includes the City's capital, revenue and expense projections and outlines proposed gap-closing programs for years with projected budget gaps. The Mayor is responsible for preparing the City's four-year financial plan, including the City's current financial plan for the 1997 through 2000 fiscal years (the "Financial Plan"). The City is required to submit its financial plans to review bodies, including the Control Board.

  On November 14, 1996, the City submitted to the Control Board the Financial Plan, which relates to the City, the Board of Education ("BOE") and CUNY. The Financial Plan is a modification to the financial plan submitted to the Control Board on June 21, 1996 (the "June Financial Plan").



  The June Financial Plan identified actions to close a previously projected gap of approximately $2.6 billion for the 1997 fiscal year. The proposed actions in the June Financial Plan for the 1997 fiscal year included (i) agency actions totaling $1.2 billion, (ii) a revised tax reduction program which would increase projected tax revenues by $369 million due to the four year extension of the 12.5% personal income tax surcharge and other actions, (iii) savings resulting from cost containment in entitlement programs to reduce City expenditures and additional proposed State aid of $75 million, (iv) the assumed receipt of revenues relating to rent payments for the City's airports, which are currently the subject of a dispute with the Port Authority of New York and New Jersey (the "Port Authority"), (v) the sale of the City's television station for $207 million and (vi) pension cost savings totaling $134 million resulting from a proposed increase in the earnings assumption for pension assets from 8.5% to 8.75%.



  The Financial Plan reflects actual receipts and expenditures and changes in forecast revenues and expenditures since the June Financial Plan. The Financial Plan projects revenues and expenditures for 1997 fiscal year balanced in accordance with GAAP, and projects gaps of $1.2 billion, $2.1 billion and $3.0 billion for the 1998, 1999 and 2000 fiscal years, respectively. Changes since the June Financial Plan include (i) an increase in projected tax revenues of $450 million, $120 million, $50 million and $45 million in fiscal years 1997 through 2000, respectively, (ii) a delay in the assumed receipt of $304 million relating to projected rent payments for the City airports from the 1997 fiscal year to the 1998 and 1999 fiscal years, and a $34 million reduction in assumed State and Federal aid for the 1997 fiscal year, (iii) an approximately $200 million increase in projected overtime and other expenditures in each of the fiscal years 1997 through 2000, (iv) a $70 million increase in expenditures for BOE in the 1997 fiscal year for school text books, (v) a reduction in projected pension costs of $34 million, $50 million, $49 million and $47 million in fiscal years 1997 through 2000, respectively and (vi) additional agency actions totaling $179 million, $386 million, $473 million and $589 million in fiscal years 1997 through 2000, including personnel reductions through attrition and early retirement.



  The City's projections set forth in the Financial Plan are based on various assumptions and contingencies which are uncertain and which may not materialize. Changes in major assumptions could significantly affect the City's ability to balance its budget as required by State law and to meet its annual cash flow and financing requirements. The Financial Plan assumes (i) approval by the Governor and the State Legislature of the extension of the 12.5% personal income tax surcharge, which expired on December 31, 1996 and is projected to provide revenue of $170 million, $463 million, $492 million and $521 million in the 1997 through 2000 fiscal years, respectively, (ii) collection of the projected rent payments for the City's airports, totalling $270 million and $180 million in the 1998 and 1999 fiscal years, respectively, which may depend on the successful completion of negotiations with the Port Authority or the enforcement of the City's rights under the existing leases thereto through pending legal actions,
(iii) the ability of the New York City Health and Hospitals Corporation ("HHC") and BOE to identify actions to offset substantial City and State revenue reductions and the receipt by BOE of additional State aid, (iv) State approval of the cost containment initiatives and State aid proposed by the City and (v) a reduction in City funding for labor settlements for certain public authorities or corporations. Legislation extending the 12.5% personal income tax surcharge beyond December 31, 1996 was not enacted in the special legislative session held in December 1996. Such legislation may be enacted in the 1997 State legislative session. The Financial Plan does not reflect any increased costs which the City might incur as a result of welfare legislation recently enacted by Congress or legislation proposed by the Governor, which would, if enacted, implement such federal welfare legislation. In addition, the economic and financial condition of the City may be affected by various financial, social, economic and political factors which could have a material effect on the City.



  Implementation of the Financial Plan is also dependent upon the City's ability to market its securities successfully. The City's financing program for fiscal years 1997 through 2000 contemplates the issuance of $9.0 billion of general obligation bonds and $3.8 billion of bonds to be issued by the proposed New York City Finance Authority (the "Finance Authority") to finance City capital projects. The creation of the Finance Authority, which is subject to the enactment of State legislation, is being proposed as part of the City's effort to assist in keeping the City's indebtedness within the forecast level of the constitutional restrictions on the amount of debt the City is authorized to incur. Indebtedness subject to the constitutional debt limit includes liability on capital contracts that are expected to be funded with general obligation bonds, as well as general obligation bonds. The City's projections of total debt subject to the general debt limit that would be required to be issued to fund the Updated Ten-Year Capital Strategy published in April 1995 indicates that projected contracts for capital projects and debt issuance may exceed the general debt limit by the end of fiscal year 1997 and would exceed the general debt limit by a substantial amount thereafter, unless legislation is enacted creating the Finance Authority or other legislative initiatives are identified and implemented. Depending on a number of factors, including whether the Legislature is expected to enact legislation creating the Finance Authority or to take other action that would provide relief under the general debt limit, the City may find it necessary to curtail its currently defined capital program before the end of fiscal year 1997 to ensure that there is ongoing capacity to enter into capital contracts necessary to preserve projects designed to safeguard health and safety in the City. Without the Finance Authority or other legislative relief, the City's general obligation financed capital program with respect to new projects would be virtually brought to a halt during the Financial Plan period. General obligation borrowing would continue to reimburse the City's general fund for ongoing costs of existing contractual commitments. In addition, the City issues revenue and tax anticipation notes to finance its seasonal working capital requirements. The success of projected public sales of City bonds and notes and Finance Authority bonds will be subject to prevailing market conditions and no assurance can be given that such sales will be completed. If the City were unable to sell its general obligation bonds and notes or the proposed Finance Authority were unable to sell its bonds, the City would be prevented from meeting its planned operating and capital expenditures. Future developments concerning the City and public discussion of such developments, as well as prevailing market conditions, may affect the market for outstanding City general obligation bonds and notes.



  In January 1997, the Mayor was expected to publish a Modification (the "January Modification") to the Financial Plan for the City's 1997 through 2001 fiscal years and a preliminary budget for the City's 1998 fiscal year. The January Modification will reflect changes since the Financial Plan, including the City's program to address the currently forecast gap of approximately $1.2 billion in the 1998 fiscal year. The gap-closing program, as proposed in the Financial Plan, is currently being further developed and is subject to change in connection with the January Modification. The Governor released the 1997-1998 Executive Budget on January 14, 1997, which will be considered for adoption by the State Legislature. Based on a preliminary evaluation of currently available information, the City's Officer of Management and Budget ("OMB") believes that the reductions in Medicaid reimbursement rates and other entitlement and welfare initiatives proposed in the 1997-1998 Executive Budget, if approved by the State Legislature without change, would provide the City with a portion of the $650 million of additional aid and reductions in entitlement costs assumed in the City's gap-closing program for the 1998 fiscal year. OMB expects that the January Modification will reflect additional initiatives proposed by the City relating to reductions in entitlement costs and additional intergovernmental aid, which would be dependent upon State legislative approval. Certain proposed cost containment and other initiatives have been previously considered and rejected by the State Legislature. The nature and extent of the impact on the City of the State budget, when adopted, is uncertain, and no assurance can be given that the State actions included in the State adopted budget may not have a significant adverse impact on the City's budget and its Financial Plan. It can be expected that the proposals contained in the January Modification to close the projected budget gap for the 1998 fiscal year will engender substantial public debate which will continue through the time the budget is scheduled to be adopted in June 1997.


  Certain Reports. From time to time, the Control Board staff, MAC, the Office of the State Deputy Comptroller for the City of New York ("OSDC"), the City Comptroller and others issue reports and make public statements regarding the City's financial condition, commenting on, among other matters, the City's financial plans, projected revenues and expenditures and actions by the City to eliminate projected operating deficits. Some of these reports and statements have warned that the City may have underestimated certain expenditures and overestimated certain revenues and have suggested that the City may not have adequately provided for future contingencies. Certain of these reports have analyzed the City's future economic and social conditions and have questioned whether the City has the capacity to generate sufficient revenues in the future to meet the costs of its expenditure increases and to provide necessary services. It is reasonable to expect that such reports and statements will continue to be issued and to engender public comment.


  On December 10, 1996, the City Comptroller issued a report on the Financial Plan which concluded that, while the outlook for the 1997 fiscal year appears to be favorable, the City still faces several years of growing budget gaps for fiscal years 1998 through 2000. The report noted that the Financial Plan continues to use non-recurring actions to close current year budget gaps, which results in new and larger gaps in succeeding years and demonstrates the continuing nature of the City's long-term financial instability. The report also noted that the reliance in the Financial Plan on higher tax revenues must be carefully monitored, since the increase in tax revenues in the 1997 fiscal year is primarily the result of higher business tax collections related to improvements on Wall Street, including lower interest rates, stable inflation and the stock market rally, which have generated larger than projected profits in the financial services sector. The report notes that the increase in tax revenues does not appear to be a result of a general strengthening in the City's overall economy, and may represent only a temporary improvement in the financial sector.



  With respect to the 1997 fiscal year, the report identified $200 million in potential risks, which could be more than offset by potential additional resources, including bond refundings, a reduction in accrued prior year payables and utilization of the General Reserve, resulting in a potential year-end surplus of $338 million to $343 million. The principal risks for the 1997 fiscal year identified in the report include uncertainties connected with BOE, resulting primarily from projected State aid which has not been appropriated by the State Legislature, and $25 million relating to projected overtime expenditures. The report also noted that the City's capital budget includes risks in the 1997 fiscal year of $777 million, including $607 million in capital from the proposed sale of the City's water and sewer system.



  With respect to fiscal years 1998 through 2000, the report identified total budget risks of between $1.84 billion and $1.88 billion for the 1998 fiscal year, $2.81 billion and $2.89 billion for the 1999 fiscal year and $3.47 billion and $3.59 billion for fiscal year 2000. These risks include (i) $305 million and $250 million in assumed payments from the Port Authority in the 1998 and 1999 fiscal years, respectively, relating to the City's claim for back rentals and an increase in future rentals, part of which are the subject of arbitration, (ii) risks of between $223 million and $273 million for the 1998 fiscal year, $210 million and $304 million for the 1999 fiscal year and $156 million and $294 million for fiscal year 2000 related to BOE, resulting primarily from unidentified expenditure reductions and projected increased State aid in fund increases in enrollment, (iii) a reduction in the reserve for wage increases related to the City's labor contracts for certain Covered Organizations totaling $86 million, $207 million and $327 million in fiscal years 1998 through 2000, respectively, which would result in the Covered Organizations paying such costs, and which is the subject of ongoing discussions and (iv) the gaps identified in the Financial Plan. With respect to the gap-closing programs proposed in the Financial Plan, the report noted that none of these actions is described in detail and that many of the proposed actions have been unsuccessful in the past, including proposed unspecified intergovernmental aid and reductions in entitlement programs, which provide between 40% and 53% of the City's gap-closing programs for fiscal years 1998 through 2000. The report noted that, based on the recent trend to reduce or contain spending increases by the federal and State governments, additional aid may not be realistic, and that assumed unspecified State and federal actions and entitlement reductions may not be prudent given the uncertainties of federal welfare reform and the current condition of the State's finances. The report also noted that the Financial Plan projects that a greater percentage of the City's operating budget will pay for debt service costs than at any time since the City emerged from the fiscal crisis.



  With respect to the City's capital budget for the 1998 through 2000 fiscal years, the report identified risks of $1.5 billion, $1.7 billion and $1.4 billion, respectively, including the risk that the proposed Finance Authority may not be approved by the State Legislature.



  On December 12, 1996, the staff of the OSDC issued a report on the Financial Plan. The report projected budget gaps of $38 million, $1.3 billion, $2.2 billion and $3.0 billion for the 1997 through 2000 fiscal years, respectively, which slightly exceed the gaps set forth in the Financial Plan for the 1997 through 1999 fiscal years. The report also identified net additional risks of $229 million, $1.3 billion, $1.2 billion and $1.1 billion for the 1997 through 2000 fiscal years, respectively. The principal additional risks identified in the report relate to (i) uncertain State education aid and unspecified expenditure reductions relating to BOE, totaling

$158 million in the 1997 fiscal year and $260 million in each of the 1998, 1999 and 2000 fiscal years, (ii) the receipt of Port Authority lease payments totaling $305 million and $250 million in the 1998 and 1999 fiscal years, respectively, which are the subject of arbitration and a renegotiated lease,
(iii) State approval of a four-year extension to the City's personal income tax surcharge, which would generate revenues of $171 million, $447 million, $478 million and $507 million in the 1997 through 2000 fiscal years, respectively,
(iv) the receipt of $200 million in the 1998 fiscal year in connection with the proposed sale of the New York Coliseum and (v) anticipated labor cost savings from removing City funding of the cost of new labor agreements for certain Covered Organizations, totaling $86 million, $207 million and $327 million in fiscal years 1998 through 2000, respectively. The report noted that the future budget gaps result primarily from the cost of labor agreements and medical and debt service costs, as well as enacted and proposed tax cuts, and that the projected gap for fiscal year 2000 is the largest the City has ever faced at this point in the fiscal year planning cycle since 1981. The report further noted that the City's revenues are subject to profits in the financial sector, which are volatile, that there is the potential for a significant correction in the financial markets and the possibility of continued slowing in the national economy, and that a recession would present significant difficulties for the City's budget, particularly if it involved a severe correction on Wall Street. In addition, the report noted that HHC will face more competition, less City funding and difficult access to long-term credit markets in future years, that the projections for HHC include optimistic revenue assumptions and do not specify actions to offset City reductions, and that the City has not addressed the impact of privatization proposals on HHC in the context of overall changes in health care or addressed the fiscal impacts of the substantial Medicaid and welfare changes which will be included in the next State budget.



  On December 17, 1996, the staff of the Control Board issued a report commenting on the Financial Plan. The report identified risks totaling $286 million, $1.2 billion, $1.3 billion and $1.1 billion for fiscal years 1997 through 2000, respectively. The principal risks identified on the report included (i) implementation by BOE of various actions, totaling $26 million in the 1997 fiscal year and approximately $295 million in each of the 1998 through 2000 fiscal years, which include unspecified expenditure reductions and uncertain State funding, (ii) a reduction in the City's reserve for the cost of labor settlements with certain Covered Organizations, totaling $86 million, $207 million and $327 million for fiscal years 1998, 1999 and 2000, respectively, by requiring such Covered Organizations to self-fund recently negotiated collective bargaining increases, which has met with strong opposition, (iii) revenues from the proposed extension of the 12.5% personal income tax surcharge, totaling $171 million, $463 million, $492 million and $521 million in the 1997 through 2000 fiscal years, respectively, which requires State legislation, (iv) the receipt of $305 million and $250 million from the Port Authority in the 1998 and 1999 fiscal years, respectively, which is the subject of arbitration and (v) the potential for greater than forecast overtime spending totaling $46 million in the 1997 fiscal year and approximately $100 million in each of the 1998 through 2000 fiscal years. Taking into account the risks identified in the report and the gaps projected in the Financial Plan, the Control Board projected gaps of $286 million, $2.5 billion, $3.4 billion and $4.2 billion for the 1997 through 2000 fiscal years, respectively.



  In addition, with respect to non-property tax forecasts, the report noted that such taxes are expected to increase by 6% in the 1997 fiscal year and between 3% and 5% in fiscal years 1998 through 2000, and that such forecasts would be too high if the financial markets drop sharply or the economy goes into recession. With respect to HHC, the report noted that a number of factors may affect HHC's ability to achieve financial stability during the term of the Financial Plan, including overly optimistic assumptions for both revenues and expenditures, the potential impact that welfare reform and federal Medicaid and Medicare reforms may have on hospital revenues, the continued decline in utilization and continuing pressure on Medicaid revenues if the growth of Medicaid managed care continues. With respect to the impact on the City of recently-enacted federal welfare legislation, the report noted that the actual fiscal impact on the City in the long run is currently unquantifiable due to the great number of variables still to be resolved, including the determination of rules and regulations at the federal, State and City level, as well as demographics, migration and the health of the national and local economies. The report further noted that over the term of the Financial Plan the relative burden that debt service will place on the operating budget will increase significantly to an average of about 18% of tax revenues, and expressed concern about whether the City's capital and financing plans are affordable on a long-term recurring basis. The report concluded that the Financial Plan does not adequately address the City's large and growing budget gaps for the 1998 and subsequent fiscal years, which are indicative of the

City's ongoing structural imbalance generated by a chronic disparity between recurring spending and revenue growth.



  On October 31, 1996, the IBO released a report assessing the costs that could be incurred by the City in response to the Personal Responsibility and Work Opportunity Reconciliation Act of 1996 (the "1996 Welfare Act"), which, among other things, replaces the AFDC entitlement program with TANF, imposes a five-year time limit on TANF assistance, requires 50% of states' TANF caseload to be employed by 2002 and restricts assistance to legal aliens. Assuming continued moderate economic performance, the IBO report projects that the City's cost of providing welfare could increase by $33 million in 1999, growing to $269 million by 2002. Moreover, if the requirement that all recipients work after two years of receiving benefits is enforced, these additional costs could total $723 million in 1999 and approximately $1 billion annually through 2002, reflecting substantial costs for worker training and supervision of new workers and increased child care costs. The report further noted that if economic performance weakened, resulting in an increased number of public assistance cases, potential costs to the City could substantially increase.



  States are required to develop plans during 1997 to implement the new law. The report noted that decisions to be made by the State which will have a significant impact on the City budget include the allocation of block grant funds between the State and local governments such as the City and the division between the State and its local governments of welfare costs not funded by the federal government. For purposes of its report, the IBO assumed that (i) 60% of block grant funds would be allocated to the City, based on informal indications from State officials, (ii) the City and the State will continue to equally share the costs of the Home Relief program and eligibility and benefit levels will remain unchanged and (iii) the State and City will equally share the non-federally funded costs of providing assistance through TANF. Moreover, given the State's history and constitutional requirement to provide for the aid, care and support of the needy, IBO's analysis assumes that individuals reaching the five-year time limit on TANF assistance and removed from the TANF program will be covered by the Home Relief program, and that legal aliens deemed ineligible for TANF will be covered by the Home Relief program.



  Finally, the report noted that the new welfare law's most significant fiscal impact is likely to occur in the years 2002 and beyond, reflecting the full impact of the lifetime limit on welfare participation which only begins to be felt in 2002 when the first recipients reach the five-year limit and are assumed to be covered by Home Relief. In addition, the report noted that, given the constitutional requirement to care for the needy, the 1996 Welfare Act might well prompt a migration of benefit-seekers into the City, thereby increasing City welfare expenditures in the long run. The report concluded that the impact of the 1996 Welfare Act on the City will ultimately depend on the decisions of State and City officials, the performance of the local economy and the behavior of thousands of individuals in response to the new system.



  Collective Bargaining Agreements. Substantially all of the City's full-time employees are members of labor unions. State law requires that all collective bargaining agreements entered into by the City and the Covered Organizations be consistent with the City's current financial plan, except for certain awards arrived at through the impasse procedure of the New York City Collective Bargaining Law, which can impose a binding settlement.



  The projections for the 1997 through 2000 fiscal years reflect the costs of the settlements with the United Federation of Teachers ("UFT") and a coalition of unions headed by District Council 37 of the American Federation of State, County and Municipal Employees ("District Council 37"), which together represent approximately two-thirds of the City's workforce, and assume that the City will reach agreement with its remaining municipal unions under terms which are generally consistent with such settlements. The settlement provides for a wage freeze in the first two years, followed by a cumulative effective wage increase of 11% by the end of the five year period covered by the proposed agreements, ending in fiscal years 2000 and 2001. Additional benefit increases would raise the total cumulative effective increase to 13% above present costs. Costs associated with similar settlements for all City-funded employees would total $49 million, $459 million and $1.2 billion in the 1997, 1998 and 1999 fiscal years, respectively, and exceed $2 billion in each fiscal year after the 1999 fiscal year. There can be no assurance that the City will reach an agreement with the unions that have not yet reached a settlement with the City on the terms contained in the Financial Plan.

  Legislation passed in February 1996 will place collective bargaining matters relating to police and firefighters, including impasse proceedings, under the jurisdiction of the State Public Employment Relations Board ("PERB"), instead of the New York City Office of Collective Bargaining ("OCB"). OCB considers wage levels of municipal employees in similar cities in the United States in reaching its determinations, while PERB's determinations take into account wage levels in both private and public employment in comparable communities, particularly within the State. In addition, PERB can approve only two-year contracts, unlike OCB which can approve longer contracts. For these reasons, among others, PERB jurisdiction could result in labor settlements which impose higher costs on the City than those reached under excising procedures. On January 23, 1996, the City requested the OCB to declare impasse against the Patrolmen's Benevolent Association and the Uniformed Firefighters Association. In addition, on February 29, 1996, the City commenced an action in the State Supreme Court seeking a declaratory judgment confirming that OCB, rather than PERB, has jurisdiction over collective bargaining matters relating to police.



  Outstanding Indebtedness. As of September 30, 1996, the City had $25.099 billion of outstanding net long-term indebtedness and MAC had $3.889 billion of outstanding net long-term indebtedness.



  Ratings. In 1975, S&P suspended its A rating of City bonds. This suspension remained in effect until March 1981, at which time the City received an investment grade rating of BBB from S&P. On July 2, 1985, S&P revised its rating of City bonds upward to BBB+ and on November 19, 1987, to A-. On July 10, 1995, S&P revised its rating of the City's General Obligation Bonds downward to BBB+. On November 25, 1996, S&P issued a report which stated that if the City reached its debt limit without the ability to issue bonds through other means, it would cause a deterioration in the City's infrastructure and significant cutbacks in the capital plan, which would eventually impact the City's economy and revenues and could have eventual negative credit implications.



  Moody's ratings of City bonds were revised in November 1981 from B (in effect since 1977) to Ba1, in November 1983 to Baa, in December 1985 to Baa1, in May 1988 to A and again in February 1991 to Baa1.



  Since July 15, 1993, Fitch has rated City bonds A-. On February 28, 1996, Fitch placed the City's general obligation bonds on FitchAlert with negative implications. On November 5, 1996, Fitch removed the City's general obligation bonds from FitchAlert, although Fitch stated that the outlook remains negative.



  Litigation. The City is a defendant in a significant number of lawsuits. Such litigation includes, but is not limited to, actions commenced and claims asserted against the City arising out of alleged constitutional violations, alleged torts, alleged breaches of contracts and other violations of law and condemnation proceedings. While the ultimate outcome and fiscal impact, if any, on the City of the proceedings and claims are not currently predictable, adverse determination in certain of them might have a material adverse effect upon the City's ability to carry out the Financial Plan. As of June 30, 1996, the City estimated its potential future liability on account of all outstanding claims to be approximately $2.8 billion.



  OTHER LOCALITIES. Certain localities outside the City have experienced financial problems and have requested and received additional State assistance during the last several State fiscal years. The potential impact on the State of any future requests by localities for additional assistance is not included in the projections of the State's receipts and disbursements for the State's 1996-97 fiscal year.



  Fiscal difficulties experienced by the City of Yonkers resulted in the re-establishment of the Financial Control Board for the City of Yonkers ("Yonkers Board") by the State in 1984. The Yonkers Board is charged with oversight of the fiscal affairs of Yonkers. Future actions taken by the State to assist Yonkers could result in increased State expenditures for extraordinary local assistance.



  Beginning in 1990, the City of Troy experienced a series of budgetary deficits that resulted in the establishment of a Supervisory Board for the City of Troy in 1994 (the "Supervisory Board"). The Supervisory Board's powers were increased in 1995, when Troy MAC was created to help Troy avoid default on certain obligations. The legislation creating Troy MAC prohibits the City of Troy from seeking federal bankruptcy protection while Troy MAC bonds are outstanding.



  Seventeen municipalities received extraordinary assistance during the 1996 legislative session through $50 million in special appropriations targeted for distressed cities.

  Municipalities and school districts have engaged in substantial short-term and long-term borrowings. In 1994, the total indebtedness of all localities in the State other than the City was approximately $17.7 billion. A small portion (approximately $82.9 million) of that indebtedness represented borrowing to finance budgetary deficits and was issued pursuant to State enabling legislation. State law requires the Comptroller to review and make recommendations concerning the budgets of those local government units other than the City authorized by State law to issue debt to finance deficits during the period that such deficit financing is outstanding. Seventeen localities had outstanding indebtedness for deficit financing at the close of their fiscal year ending in 1994.



  From time to time, federal expenditure reductions could reduce, or in some cases eliminate, federal funding of some local programs and accordingly might impose substantial increased expenditure requirements on affected localities. If the State, the City or any of the public authorities were to suffer serious financial difficulties jeopardizing their respective access to the public credit markets, the marketability of notes and bonds issued by localities within the State could be adversely affected. Localities also face anticipated and potential problems resulting from certain pending litigation, judicial decisions and long-range economic trends. Long-range potential problems of declining urban population, increasing expenditures and other economic trends could adversely affect localities and require increasing State assistance in the future.


STRATEGIC TRANSACTIONS

  The Fund may, but is not required to, utilize various other investment strategies as described below to hedge various market risks (such as interest rates and broad or specific market movements) or to manage the effective maturity or duration of the Fund's fixed-income securities. Such strategies are generally accepted by modern portfolio managers and are regularly utilized by many mutual funds and other institutional investors. Techniques and instruments may change over time as new instruments and strategies are developed or regulatory changes occur.

  In the course of pursuing these investment strategies, the Fund may purchase and sell derivative instruments such as exchange-listed and over-the-counter put and call options on securities, fixed-income indices and other financial instruments, purchase and sell financial futures contracts and options thereon, enter into various interest rate transactions such as swaps, caps, floors or collars (collectively, all the above are called "Strategic Transactions"). Strategic Transactions may be used to attempt to protect against possible changes in the market value of securities held in or to be purchased for the Fund's portfolio resulting from securities markets fluctuations, to protect the Fund's unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of the Fund's portfolio, or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities.

  Any or all of these investment techniques may be used at any time and there is no particular strategy that dictates the use of one technique rather than another, as use of any Strategic Transaction is a function of numerous variables including market conditions. The ability of the Fund to utilize these Strategic Transactions successfully will depend on the Adviser's ability to predict pertinent market movements, which cannot be assured. The Fund will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments. Strategic Transactions involving financial futures and options thereon will be purchased, sold or entered into only for bona fide hedging, risk management or portfolio management purposes and not for speculative purposes.

  Strategic Transactions have risks associated with them including possible default by the other party to the transaction, illiquidity and, to the extent the Adviser's view as to certain market movements is incorrect, the risk that the use of such Strategic Transactions could result in losses greater than if they had not been used. Use of put and call options may result in losses to the Fund, force the sale or purchase of portfolio securities at inopportune times or for prices other than current market values, limit the amount of appreciation the Fund can realize on its investments or cause the Fund to hold a security it might otherwise sell. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of the Fund creates the possibility that losses on the hedging instrument may be greater than gains in the value of the Fund's position. In addition, futures and options markets may not be liquid in all circumstances and certain over-the-counter options may have no markets. As a result, in certain markets, the Fund might not be able to close out a transaction without incurring substantial losses, if at all. Although the use of futures and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in value of such position. Finally, the daily variation margin requirements for futures contracts would create a greater ongoing potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium. Losses resulting from the use of Strategic Transactions would reduce net asset value, and possibly income, and such losses can be greater than if the Strategic Transactions had not been utilized. Income earned or deemed to be earned, if any, by the Fund from its Strategic Transactions will generally be taxable income of the Fund. See "Tax Status" in the Prospectus.

  GENERAL CHARACTERISTICS OF OPTIONS.   Put options and call options typically
have similar structural characteristics and operational mechanics regardless of the underlying instrument on which they are purchased or sold. Thus, the following general discussion relates to each of the particular types of options discussed in greater detail below. In addition, many Strategic Transactions involving options require segregation of Fund assets in special accounts, as described below under "Use of Segregated and Other Special Accounts."

  A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the writer the obligation to buy, the underlying security, commodity, index, or other instrument at the exercise price. For instance, the Fund's purchase of a put option on a security might be designed to protect its holdings in the underlying instrument (or, in some cases, a similar instrument) against a substantial decline in the market value by giving the Fund the right to sell such instrument at the option exercise price. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller the obligation to sell, the underlying instrument at the exercise price. The Fund's purchase of a call option on a security, financial future, index, or other instrument might be intended to protect the Fund against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase such instrument. An American style put or call option may be exercised at any time during the option period while a European style put or call option may be exercised only upon expiration or during a fixed period prior thereto. The Fund is authorized to purchase and sell exchange listed options and over-the-counter options ("OTC options"). Exchange listed options are issued by a regulated intermediary such as the Options Clearing Corporation ("OCC"), which guarantees the performance of the obligations of the parties to such options. The discussion below uses the OCC as a paradigm, but is also applicable to other financial intermediaries.

  With certain exceptions, OCC issued and exchange listed options generally settle by physical delivery of the underlying security or currency, although in the future cash settlement may become available. Index options and Eurodollar instruments are cash settled for the net amount, if any, by which the option is "in-the-money" (i.e., where the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.

  The Fund's ability to close out its position as a purchaser or seller of an OCC or exchange listed put or call option is dependent, in part, upon the liquidity of the option market. Among the possible reasons for the absence of a liquid option market on an exchange are: (i) insufficient trading interest in certain options; (ii) restrictions on transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities including reaching daily price limits; (iv) interruption of the normal operations of the OCC or an exchange; (v) inadequacy of the facilities of an exchange or OCC to handle current trading volume; or (vi) a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the relevant market for that option on that exchange would cease to exist, although outstanding options on that exchange would generally continue to be exercisable in accordance with their terms.

  The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.

  OTC options are purchased from or sold to securities dealers, financial institutions or other parties ("Counterparties") through direct bilateral agreement with the Counterparty. In contrast to exchange listed options, which generally have standardized terms and performance mechanics, all the terms of an OTC option, including such terms as method of settlement, term, exercise price, premium, guarantees and security, are set by negotiation of the parties. The Fund will only sell OTC options that are subject to a buy-back provision permitting the Fund to require the Counterparty to sell the option back to the Fund at a formula price within seven days. The Fund expects generally to enter into OTC options that have cash settlement provisions, although it is not required to do so.

  Unless the parties provide for it, there is no central clearing or guaranty function in an OTC option. As a result, if the Counterparty fails to make or take delivery of the security, or other instrument underlying an OTC option it has entered into with the Fund or fails to make a cash settlement payment due in accordance with the terms of that option, the Fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Accordingly, the Adviser must assess the creditworthiness of each such Counterparty or any guarantor or credit enhancement of the Counterparty's credit to determine the likelihood that the terms of the OTC option will be satisfied. The Fund will engage in OTC option transactions only with United States government securities dealers recognized by the Federal Reserve Bank of New York as "primary dealers", or broker dealers, domestic or foreign banks or other financial institutions which have received (or the guarantors of the obligation of which have received) a short-term credit rating of "A-1" from S&P or "P-1" from Moody's or an equivalent rating from any other NRSRO. The staff of the SEC currently takes the position that, in general, OTC options on securities other than U.S. Government securities purchased by the Fund, and portfolio securities "covering" the amount of the Fund's obligation pursuant to an OTC option sold by it (the cost of the sell-back plus the in-the-money amount, if any) are illiquid, and are subject to the Fund's limitation on investing no more than 15% of its assets in illiquid securities.

  If the Fund sells a call option, the premium that it receives may serve as a partial hedge, to the extent of the option premium, against a decrease in the value of the underlying securities or instruments in its portfolio or will increase the Fund's income. The sale of put options can also provide income.

  The Fund may purchase and sell call options on securities, including U.S. Treasury and agency securities, municipal obligations, mortgage-backed securities and Eurodollar instruments that are traded on U.S. and foreign securities exchanges and in the over-the-counter markets. All calls sold by the Fund must be "covered" (i.e., the Fund must own the securities or futures contract subject to the call) or must meet the asset segregation requirements described below as long as the call is outstanding. Even though the Fund will receive the option premium to help protect it against loss, a call sold by the Fund exposes the Fund during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or instrument and may require the Fund to hold a security or instrument which it might otherwise have sold. In the event of exercise of a call option sold by the Fund with respect to securities not owned by the Fund, the Fund may be required to acquire the underlying security at a disadvantageous price in order to satisfy its obligation with respect to the call option.

  The Fund may purchase and sell put options on securities including U.S. Treasury and agency securities, mortgage-backed securities, municipal obligations and Eurodollar instruments (whether or not it holds the above securities in its portfolio.) The Fund will not sell put options if, as a result, more than 50% of the Fund's assets would be required to be segregated to cover its potential obligations under such put options other than those with respect to futures and options thereon. In selling put options, there is a risk that the Fund may be required to buy the underlying security at a disadvantageous price above the market price.

  GENERAL CHARACTERISTICS OF FUTURES. The Fund may enter into financial futures contracts or purchase or sell put and call options on such futures as a hedge against anticipated interest rate or fixed-income market changes, for duration management and for risk management purposes. Futures are generally bought and sold on the commodities exchanges where they are listed with payment of initial and variation margin as described below. The purchase of a futures contract creates a firm obligation by the Fund, as purchaser, to take delivery from the seller the specific type of financial instrument called for in the contract at a specific future time for a specified price (or, with respect to index futures and Eurodollar instruments, the net cash amount). The sale of a futures contract creates a firm obligation by the Fund, as seller, to deliver to the buyer the specific type of financial instrument called for in the contract at a specific future time for a specified price (or, with respect to index futures and Eurodollar instruments, the net cash amount). Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right in return for the premium paid to assume a position in a futures contract and obligates the seller to deliver such option.

  The Fund's use of financial futures and options thereon will in all cases be consistent with applicable regulatory requirements and in particular the rules and regulations of the Commodity Futures Trading Commission and will be entered into only for bona fide hedging, risk management (including duration management) or other portfolio management purposes. Typically, maintaining a futures contract or selling an option thereon requires the Fund to deposit with a financial intermediary as security for its obligations an amount of cash or other specified assets (initial margin) which initially is typically 1% to 10% of the face amount of the contract (but may be higher in some circumstances). Additional cash or assets (variation margin) may be required to be deposited thereafter on a daily basis as the mark to market value of the contract fluctuates. The purchase of options on financial futures involves payment of a premium for the option without any further obligation on the part of the Fund. If the Fund exercises an option on a futures contract it will be obligated to post initial margin (and potential subsequent variation margin) for the resulting futures position just as it would for any position. Futures contracts and options thereon are generally settled by entering into an offsetting transaction but there can be no assurance that the position can be offset prior to settlement at an advantageous price nor that delivery will occur.

  The Fund will not enter into a futures contract or related option (except for closing transactions) for other than bona fide hedging purposes if, immediately thereafter, the sum of the amount of its initial margin and premiums on open futures contracts and options thereon would exceed 5% of the Fund's total assets (taken at current value); however, in the case of an option that is in-the-money at the time of the purchase, the in-the-money amount may be excluded in calculating the 5% limitation. Certain state securities laws to which the Fund may be subject may further restrict the Fund's ability to engage in transactions in futures contracts and related options. The segregation requirements with respect to futures contracts and options thereon are described below.

  OPTIONS ON SECURITIES INDICES AND OTHER FINANCIAL INDICES. The Fund also may purchase and sell call and put options on securities indices and other financial indices and in so doing can achieve many of the same objectives it would achieve through the sale or purchase of options on individual securities or other instruments. Options on securities indices and other financial indices are similar to options on a security or other instrument except that, rather than settling by physical delivery of the underlying instrument, they settle by cash settlement, i.e., an option on an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option (except if, in the case of an OTC option, physical delivery is specified). This amount of cash is equal to the excess of the closing price of the index over the exercise price of the option, which also may be multiplied by a formula value. The seller of the option is obligated, in return for the premium received, to make delivery of this amount. The gain or loss on an option on an index depends on price movements in the instruments making up the market, market segment, industry or other composite on which the underlying index is based, rather than price movements in individual securities, as is the case with respect to options on securities.

  COMBINED TRANSACTIONS. The Fund may enter into multiple transactions, including multiple options transactions, multiple futures transactions and multiple interest rate transactions and any combination of futures, options and interest rate transactions ("component" transactions), instead of a single Strategic Transaction, as part of a single or combined strategy when, in the opinion of the Adviser, it is in the best interests of the Fund to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions are normally entered into based on the Adviser's judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the portfolio management objective.

  SWAPS, CAPS, FLOORS AND COLLARS. Among the Strategic Transactions into which the Fund may enter are interest rate and index swaps and the purchase or sale of related caps, floors and collars. The Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. The Fund intends to use these transactions as hedges and not as speculative investments and will not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream the Fund may be obligated to pay. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. An index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

  The Fund will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as these swaps, caps, floors and collars are entered into for good faith hedging purposes, the Adviser and the Fund believe such obligations do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to its borrowing restrictions. The Fund will not enter into any swap, cap, floor or collar transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the Counterparty, combined with any credit enhancements, is rated at least "A" by S&P or Moody's or has an equivalent equity rating from an NRSRO or is determined to be of equivalent credit quality by the Adviser. If there is a default by the Counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.


  USE OF SEGREGATED AND OTHER SPECIAL ACCOUNTS. Many Strategic Transactions, in addition to other requirements, require that the Fund segregate liquid high-grade assets with its custodian to the extent Fund obligations are not otherwise "covered" through ownership of the underlying security, financial instrument or currency. In general, either the full amount of any obligation by the Fund to pay or deliver securities or assets must be covered at all times by the securities, instruments or currency required to be delivered, or, subject to any regulatory restrictions, an amount of cash or liquid securities at least equal to the current amount of the obligation must be segregated with the custodian. The segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. For example, a call option written by the Fund will require the Fund to hold the securities subject to the call (or securities convertible into the needed securities without additional consideration) or to segregate liquid high-grade securities sufficient to purchase and deliver the securities if the call is exercised. A call option sold by the Fund on an index will require the Fund to own portfolio securities which correlate with the index or to segregate liquid assets equal to the excess of the index value over the exercise price on a current basis. A put option written by the Fund requires the Fund to segregate liquid securities equal to the exercise price.


  OTC options entered into by the Fund, including those on securities, financial instruments or indices and OCC issued and exchange listed index options, will generally provide for cash settlement. As a result, when the Fund sells these instruments it will only segregate an amount of assets equal to its accrued net obligations, as there is no requirement for payment or delivery of amounts in excess of the net amount. These amounts will equal 100% of the exercise price in the case of a non cash-settled put, the same as an OCC guaranteed listed option sold by the Fund, or the in-the-money amount plus any sell-back formula amount in the case of a cash-settled put or call. In addition, when the Fund sells a call option on an index at a time when the in-the-money amount exceeds the exercise price, the Fund will segregate, until the option expires or is closed out, cash or cash equivalents equal in value to such excess. OCC issued and exchange listed options sold by the Fund other than those above generally settle with physical delivery, and the Fund will segregate an amount of assets equal to the full value of the option. OTC options settling with physical delivery, or with an election of either physical delivery or cash settlement, will be treated the same as other options settling with physical delivery.

  In the case of a futures contract or an option thereon, the Fund must deposit initial margin and possible daily variation margin in addition to segregating assets sufficient to meet its obligation to purchase or provide securities or currencies, or to pay the amount owed at the expiration of an index- based futures contract. Such assets may consist of cash, cash equivalents, liquid debt or equity securities or other acceptable assets.


  With respect to swaps, the Fund will accrue the net amount of the excess, if any, of its obligations over its entitlements with respect to each swap on a daily basis and will segregate an amount of cash or liquid securities having a value equal to the accrued excess. Caps, floors and collars require segregation of assets with a value equal to the Fund's net obligation, if any.


  Strategic Transactions may be covered by other means when consistent with applicable regulatory policies. The Fund may also enter into offsetting transactions so that its combined position, coupled with any segregated assets, equals its net outstanding obligation in related options and Strategic Transactions. For example, the Fund could purchase a put option if the strike price of that option is the same or higher than the strike price of a put option sold by the Fund. Moreover, instead of segregating assets if the Fund held a futures or forward contract, it could purchase a put option on the same futures or forward contract with a strike price as high or higher than the price of the contract held. Other Strategic Transactions may also be offset in combinations. If the offsetting transaction terminates at the time of or after the primary transaction no segregation is required, but if it terminates prior to such time, assets equal to any remaining obligation would need to be segregated.

  The Fund's activities involving Strategic Transactions may be limited by the requirements of the Code for qualification as a regulated investment company. See "Tax Status" in the Prospectus.

                  DESCRIPTION OF MUNICIPAL SECURITIES RATINGS

  STANDARD & POOR'S RATINGS GROUP--A brief description of the applicable Standard & Poor's Ratings Group (S&P) rating symbols and their meanings (as published by S&P) follows:

  1. DEBT


    A S&P corporate or municipal debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.


    The debt rating is not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

    The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.

     The ratings are based, in varying degrees, on the following considerations:

     1. Likelihood of default--capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation;

     2. Nature of and provisions of the obligation;

     3. Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

  AAA         Debt rated 'AAA' has the highest rating assigned by S&P.
              Capacity to pay interest and repay principal is extremely strong.

  AA Debt rated 'AA' has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

  A Debt rated 'A' has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

  BBB Debt rated 'BBB' is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

  BB          Debt rated 'BB', 'B', 'CCC', 'CC' and 'C' is regarded as
  B           having predominantly speculative characteristics with
  CCC         respect to capacity to pay interest and repay principal.
  CC          'BB' indicates the least degree of speculation and 'C' the
  C           highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large
              uncertainties or large exposures to adverse conditions.

  BB Debt rated 'BB' has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The 'BB' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'BBB-' rating.

  B Debt rated 'B' has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The 'B' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'BB' or 'BB-' rating.

  CCC Debt rated 'CCC' has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The 'CCC' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'B' or 'B-' rating.

  CC The rating 'CC' typically is applied to debt subordinated to senior debt that is assigned an actual or implied 'CCC' rating.

  C The rating 'C' typically is applied to debt subordinated to senior debt which is assigned an actual or implied 'CCC-' debt rating. The 'C' rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

  CI The rating 'CI' is reserved for income bonds on which no interest is being paid.

  D Debt rated 'D' is in payment default. The 'D' rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

              PLUS (+) or MINUS (-): The ratings from 'AA' to 'CCC' may be modified by the addition of a plus or minus sign to show relative standing within the major categories.
  C The letter "c" indicates that the holder's option to tender the security for purchase may be canceled under certain prestated conditions enumerated in the tender option documents.

  I The letter "i" indicates the rating is implied. Such ratings are assigned only on request to entities that do not have specific debt issues to be rated. In addition, implied ratings are assigned to governments that have not requested explicit ratings for specific debt issues. Implied ratings on governments represent the sovereign ceiling or upper limit for ratings on specific debt issues of entities domiciled in the country.

  L The letter "L" indicates that the rating pertains to the principal amount of those bonds to the extent that the underlying deposit collateral is federally insured and interest is adequately collateralized. In the case of certificates of deposit, the letter "L" indicates that the deposit, combined with other deposits being held in the same right and capacity, will be honored for principal and accrued pre-default interest up to the federal insurance limits within 30 days after closing of the insured institution or, in the event that the deposit is assumed by a successor insured institution, upon maturity.

  P The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

              *Continuance of the rating is contingent upon S&P's receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows.

  NR Indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

  DEBT OBLIGATIONS OF ISSUERS OUTSIDE THE UNITED STATES AND ITS TERRITORIES are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

  BOND INVESTMENT QUALITY STANDARDS: Under present commercial bank regulations issued by the Comptroller of the Currency, bonds rated in the top four categories ("AAA", "AA", "A", "BBB", commonly known as "investment grade" ratings) are generally regarded as eligible for bank investment. In addition, the laws of various states governing legal investments impose certain rating or other standards for obligations eligible for investment by savings banks, trust companies, insurance companies, and fiduciaries generally.

  2. MUNICIPAL NOTES

    A S&P note rating reflects the liquidity factors and market-access risks unique to notes. Notes maturing in 3 years or less will likely receive a note rating. Notes maturing beyond 3 years will most likely receive a long-term debt rating.

    The following criteria will be used in making that assessment:

    -- Amortization schedule (the larger the final maturity relative to other maturities, the more likely the issue is to be treated as a note).

    -- Source of payment (the more the issue depends on the market for its refinancing, the more likely it is to be treated as a note).

     The note rating symbols and definitions are as follows:

  SP-1 Strong capacity to pay principal and interest. Issues determined to possess very strong characteristics are a plus
              (+) designation.

  SP-2 Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

  SP-3        Speculative capacity to pay principal and interest.

  3. COMMERCIAL PAPER

    A S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

    Ratings are graded into several categories, ranging from 'A-1' for the highest-quality obligations to 'D' for the lowest. These categories are as follows:

  A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

  A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated 'A-1'.

  A-3 Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

  B Issues rated 'B' are regarded as having only speculative capacity for timely payment.

  C This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

  D Debt rated 'D' is in payment default. The 'D' rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

  A commercial paper rating is not a recommendation to purchase or sell a security. The ratings are based on current information furnished to S&P by the issuer or obtained from other sources it considers reliable. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of, such information.

  4. TAX-EXEMPT DUAL RATINGS

  S&P assigns "dual" ratings to all debt issues that have a put option or demand feature as part of their structure.

  The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols for the put option (for example, 'AAA/A-1+'). With short-term demand debt, S&P's note rating symbols are used with the commercial paper rating symbols (for example, 'SP-1+/A-1+').

  MOODY'S INVESTORS SERVICE, INC.--A brief description of the applicable Moody's Investors Service, Inc. ("Moody's") rating symbols and their meanings (as published by Moody's) follows:

  1. LONG-TERM MUNICIPAL BONDS

  AAA Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

  AA Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

  A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

  BAA Bonds which are rated Baa are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

  BA Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

  B Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

  CAA Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

  CA Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

  C Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

  CON (..) Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally and designated with the prefix "Con." followed by the rating in parentheses. These are bonds secured by:
              (a) earnings of projects under construction, (b) earnings of projects unseasoned in operating experience, (c) rentals that begin when facilities are completed, or (d) payments to which some other limiting condition attaches the parenthetical rating denotes the probable credit stature upon completion of construction or elimination of the basis of the condition.

  (P) (..) When applied to forward delivery bonds, indicates that the rating is provisional pending the delivery of the bonds. The rating may be revised prior to delivery if changes occur in the legal documents or the underlying credit quality of the bonds.

  NOTE: Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from AA to B. The modifier 1 indicates that the company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the company ranks in the lower end of its generic rating category.



  2. SHORT-TERM EXEMPT NOTES

    Moody's ratings for state and municipal short-term obligations will be designated Moody's Investment Grade or (MIG). Such ratings recognize the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower and short-term cyclical elements are critical in short-term ratings, while other factors of major importance in bond risk, long-term secular trends for example, may be less important over the short run. A short-term rating may also be assigned on an issue having a demand feature-variable rate demand obligation. Such ratings will be designated as VMIG, SG or, if the demand feature is not rated, as NR.

    Moody's short-term ratings are designated Moody's Investment Grade as MIG 1 or VMIG 1 through MIG 4 or VMIG 4. As the name implies, when Moody's assigns a MIG or VMIG rating, all categories define an investment grade situation.

    MIG 1/VMIG 1. This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

    MIG 2/VMIG 2. This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

    MIG 3/VMIG 3. This designation denotes favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

    MIG 4/VMIG 4. This designation denotes adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

    SG. This designation denotes speculative quality. Debt instruments in this category lack margins of protection.

  3. TAX-EXEMPT COMMERCIAL PAPER


    Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody's makes no representation that such obligations are exempt form registration under the Securities Act of 1933, nor does it represent that any specific note is a valid obligation of a rated issuer or issued in conformity with any applicable law.



    Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:



       Issuers rated Prime-1 (for related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:



      - Leading market positions in well established industries.


      - High rates of return on funds employed.


      - Conservative capitalization structures with moderate reliance on debt and ample asset protection.


      - Broad margins in earning coverage of fixed financial charges and high internal cash generation.


      - Well established access to a range of financial markets and assured sources of alternate liquidity.



       Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.



       Issuers rated Prime-3 (or related supported institutions) have an acceptable capacity for repayment of short-term promissory obligations. The effects of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.



    Issuers rated Not Prime do not fall within any of the Prime rating categories.

                             TRUSTEES AND OFFICERS



  The tables below list the trustees and officers of the Trust (of which the Fund is a separate series) and other executive officers of the Fund's investment adviser and their principal occupations for the last five years and their affiliations, if any, with VK/AC Holding, Inc. ("VKAC Holding"), Van Kampen American Capital, Inc. ("Van Kampen American Capital" or "VKAC"), Van Kampen American Capital Investment Advisory Corp. ("Advisory Corp."), Van Kampen American Capital Asset Management, Inc. ("Asset Management"), Van Kampen American Capital Distributors, Inc., the distributor of the Fund's shares (the "Distributor") and ACCESS Investors Services Inc., the Fund's transfer agent ("ACCESS"). Advisory Corp. and Asset Management sometimes are referred to herein collectively as the "Advisers". For purposes hereof, the term "Fund Complex" includes each of the open-end investment companies advised by the Advisory Corp. and each of the open-end investment companies advised by the Asset Management (excluding the American Capital Exchange Fund and the Common Sense Trust).



                                    TRUSTEES



                                                            PRINCIPAL OCCUPATIONS OR
          NAME, ADDRESS AND AGE                            EMPLOYMENT IN PAST 5 YEARS
          ---------------------                            --------------------------
J. Miles Branagan.........................  Private investor. Co-founder, and prior to August 1996,
1632 Morning Mountain Road                  Chairman, Chief Executive Officer and President, MDT
Raleigh, NC 27614                           Corporation (now known as Getinge/Castle, Inc., a
Date of Birth: 07/14/32                     subsidiary of Getinge Industrier AB), a company which
                                            develops, manufactures, markets and services medical and
                                            scientific equipment. Trustee of each of the funds in the
                                            Fund Complex.
Linda Hutton Heagy........................  Partner, Ray & Berndtson, Inc. An executive recruiting
Sears Tower                                 and management consulting firm. Formerly, Executive Vice
233 South Wacker Drive                      President of ABN AMRO, N.A., a Dutch bank holding
Suite 4020                                  company. Prior to 1992, Executive Vice President of La
Chicago, IL 60606                           Salle National Bank. Trustee of each of the funds in the
Date of Birth: 06/03/48                     Fund Complex.
R. Craig Kennedy..........................  President and Director, German Marshall Fund of the
11 DuPont Circle, N.W.                      United States. Formerly, advisor to the Dennis Trading
Washington, D.C. 20036                      Group Inc. Prior to 1992, President and Chief Executive
Date of Birth: 02/29/52                     Officer, Director and Member of the Investment Committee
                                            of the Joyce Foundation, a private foundation. Trustee of
                                            each of the funds in the Fund Complex.
Dennis J. McDonnell*......................  President and a Director of VKAC. President, Chief
One Parkview Plaza                          Operating Officer and a Director of the Advisers.
Oakbrook Terrace, IL 60181                  Director or officer of certain other subsidiaries of
Date of Birth: 05/20/42                     VKAC. Prior to November 1996, Executive Vice President
                                            and a Director of VKAC Holding. President and Trustee of
                                            each of the funds in the Fund Complex. President,
                                            Chairman of the Board and Trustee of other investment
                                            companies advised by the Advisers or their affiliates.
Jack E. Nelson............................  President, Nelson Investment Planning Services, Inc., a
423 Country Club Drive                      financial planning company and registered investment
Winter Park, FL 32789                       adviser. President, Nelson Ivest Brokerage Services Inc.,
Date of Birth: 02/13/36                     a member of the National Association of Securities
                                            Dealers, Inc. ("NASD") and Securities Investors
                                            Protection Corp. ("SIPC"). Trustee of each of the funds
                                            in the Fund Complex.
Jerome L. Robinson........................  President, Robinson Technical Products Corporation, a
115 River Road                              manufacturer and processor of welding alloys, supplies
Edgewater, NJ 07020                         and equipment. Director, Pacesetter Software, a software
Date of Birth: 10/10/22                     programming company specializing in white collar
                                            productivity. Director, Panasia Bank. Trustee of each of
                                            the funds in the Fund Complex.

                                                            PRINCIPAL OCCUPATIONS OR
          NAME, ADDRESS AND AGE                            EMPLOYMENT IN PAST 5 YEARS
          ---------------------                            --------------------------
Phillip B. Rooney.........................  Private investor. Director, Illinois Tool Works, Inc., a
348 East Third Street                       manufacturing company; Director, The Servicemaster
Hinsdale, IL 60521                          Company, a business and consumer services company;
Date of Birth: 07/08/44                     Director, Urban Shopping Centers Inc., a retail mall
                                            management company; Director, Stone Container Corp., a
                                            paper manufacturing company. Trustee, University of Notre
                                            Dame. Formerly, President and Chief Executive Officer,
                                            WMX Technologies Inc., an environmental services company,
                                            and prior to that President and Chief Operating Officer,
                                            WMX Technologies Inc. Trustee of each of the funds in the
                                            Fund Complex.
Fernando Sisto............................  Professor Emeritus and, prior to 1995, Dean of the
155 Hickory Lane                            Graduate School, Stevens Institute of Technology.
Closter, NJ 07624                           Director, Dynalysis of Princeton, a firm engaged in
Date of Birth: 08/02/24                     engineering research. Trustee of each of the funds in the
                                            Fund Complex.
Wayne W. Whalen*..........................  Partner in the law firm of Skadden, Arps, Slate, Meagher
333 West Wacker Drive                       & Flom (Illinois), legal counsel to the funds in the Fund
Chicago, IL 60606                           Complex, open-end funds advised by Van Kampen American
Date of Birth: 08/22/39                     Capital Management, Inc. and closed-end funds advised by
                                            Advisory Corp. Trustee of each of the funds in the Fund
                                            Complex, open-end funds advised by Van Kampen Capital
                                            Management, Inc. and closed-end funds advised by Advisory
                                            Corp.


---------------

* Such trustees are "interested persons" (within the meaning of Section 2(a)(19) of the 1940 Act). Mr. McDonnell is an interested person of the Advisers and the Fund by reason of his positions with VKAC and its affiliates. Mr. Whalen is an interested person of the Fund by reason of his firm currently acting as legal counsel to the Fund and is an interested person of Asset Management with respect to certain funds advised by Asset Management by reason of his firm in the past acting as legal counsel to Asset Management.



                                    OFFICERS



  Messrs. Hegel, Nyberg, Wood, Sullivan, Dalmaso, Martin, Wetherell and Hill are located at One Parkview Plaza, Oakbrook Terrace, IL 60181. The Fund's other officers are located at 2800 Post Oak Blvd., Houston, TX 77056.



                                     POSITIONS AND                     PRINCIPAL OCCUPATIONS
        NAME AND AGE               OFFICES WITH FUND                    DURING PAST 5 YEARS
        ------------               -----------------                   ---------------------
Peter W. Hegel..............  Vice President                Executive Vice President of the Advisers.
  Date of Birth: 06/25/56                                   Director of Asset Management. Officer of
                                                            certain other subsidiaries of VKAC. Vice
                                                            President of each of the funds in the Fund
                                                            Complex and certain other investment
                                                            companies advised by the Advisers or their
                                                            affiliates.

Curtis W. Morell............  Vice President and Chief      Senior Vice President of the Advisers, Vice
  Date of Birth: 08/04/46     Accounting Officer            President and Chief Accounting Officer of
                                                            each of the funds in the Fund Complex and
                                                            certain other investment companies advised
                                                            by the Advisers or their affiliates.

                                     POSITIONS AND                     PRINCIPAL OCCUPATIONS
        NAME AND AGE               OFFICES WITH FUND                    DURING PAST 5 YEARS
        ------------               -----------------                   ---------------------
Ronald A. Nyberg............  Vice President and Secretary  Executive Vice President, General Counsel
  Date of Birth: 07/29/53                                   and Secretary of VKAC. Executive Vice
                                                            President, General Counsel, Assistant
                                                            Secretary and a Director of the Advisers
                                                            and the Distributor. Executive Vice
                                                            President, General Counsel and Assistant
                                                            Secretary of ACCESS. Director or officer of
                                                            certain other subsidiaries of VKAC.
                                                            Director of ICI Mutual Insurance Co., a
                                                            provider of insurance to members of the
                                                            Investment Company Institute. Prior to
                                                            November 1996, Executive Vice President,
                                                            General Counsel and Secretary of VKAC
                                                            Holding. Vice President and Secretary of
                                                            each of the funds in the Fund Complex and
                                                            certain other investment companies advised
                                                            by the Advisers or their affiliates.
Don G. Powell                                               Chairman, President, Chief Executive
2800 Post Oak Blvd.                                         Officer and a Director of VKAC. Chairman,
Houston, TX 77056                                           Chief Executive Officer and a Director of
  Date of Birth: 10/19/39                                   the Advisers and the Distributor. Chairman
                                                            and a Director of ACCESS. Director or
                                                            officer of certain other subsidiaries of
                                                            VKAC. Chairman of the Board of Governors
                                                            and the Executive Committee of the
                                                            Investment Company Institute. Prior to
                                                            November, 1996, President, Chief Executive
                                                            Officer and a Director of VKAC Holding.
                                                            President, Chief Executive Officer and a
                                                            Trustee/Director of certain investment
                                                            companies advised by Asset Management and
                                                            prior to July 1996, President, Chief
                                                            Executive Officer and a Trustee of the
                                                            funds in the Fund Complex and closed-end
                                                            investment companies advised by Advisory
                                                            Corp.

Alan T. Sachtleben..........  Vice President                Executive Vice President of the Advisers.
  Date of Birth: 04/20/42                                   Director of Asset Management. Director or
                                                            officer of certain other subsidiaries of
                                                            VKAC. Vice President of each of the funds
                                                            in the Fund Complex and certain other
                                                            investment companies advised by the
                                                            Advisers or their affiliates.

Paul R. Wolkenberg..........  Vice President                Executive Vice President of the VKAC, the
  Date of Birth: 11/10/44                                   Advisers and the Distributor. President,
                                                            Chief Executive Officer and a Director of
                                                            ACCESS. Director or officer of certain
                                                            other subsidiaries of VKAC. Vice President
                                                            of each of the funds in the Fund Complex
                                                            and certain other investment companies
                                                            advised by the Advisers or their
                                                            affiliates.

Edward C. Wood III..........  Vice President and Chief      Senior Vice President of the Advisers. Vice
  Date of Birth: 01/11/56     Financial Officer             President and Chief Financial Officer of
                                                            each of the funds in the Fund Complex and
                                                            certain other investment companies advised
                                                            by the Advisers or their affiliates.

                                     POSITIONS AND                     PRINCIPAL OCCUPATIONS
        NAME AND AGE               OFFICES WITH FUND                    DURING PAST 5 YEARS
        ------------               -----------------                   ---------------------
John L. Sullivan............  Treasurer                     First Vice President of the Advisers.
  Date of Birth: 08/20/55                                   Treasurer of each of the funds in the Fund
                                                            Complex and certain other investment
                                                            companies advised by the Advisers or their
                                                            affiliates.

Tanya M. Loden..............  Controller                    Vice President of the Advisers. Controller
  Date of Birth: 11/19/59                                   of each of the funds in the Fund Complex
                                                            and other investment companies advised by
                                                            the Advisers or the affiliates.

Nicholas Dalmaso............  Assistant Secretary           Assistant Vice President and Senior
  Date of Birth: 03/01/65                                   Attorney of VKAC. Assistant Vice President
                                                            and Assistant Secretary of the Advisers and
                                                            the Distributor. Officer of certain other
                                                            subsidiaries of VKAC. Assistant Secretary
                                                            of each of the funds in the Fund Complex
                                                            and other investment companies advised by
                                                            the Advisers or the affiliates.

Huey P. Falgout, Jr.........  Assistant Secretary           Assistant Vice President and Senior
  Date of Birth: 11/15/63                                   Attorney of VKAC. Assistant Vice President
                                                            and Assistant Secretary of the Advisers,
                                                            the Distributor and ACCESS. Officer of
                                                            certain other subsidiaries of VKAC.
                                                            Assistant Secretary of each of the funds in
                                                            the Fund Complex and other investment
                                                            companies advised by the Advisers or the
                                                            affiliates.

Scott E. Martin.............  Assistant Secretary           Senior Vice President, Deputy General
  Date of Birth: 08/20/56                                   Counsel and Assistant Secretary of VKAC.
                                                            Senior Vice President, Deputy General
                                                            Counsel and Secretary of the Advisers, the
                                                            Distributor and ACCESS. Officer of certain
                                                            other subsidiaries of VKAC. Prior to
                                                            November 1996, Senior Vice President,
                                                            Deputy General Counsel and Assistant
                                                            Secretary of VKAC Holding. Assistant
                                                            Secretary of each of the funds in the Fund
                                                            Complex and other investment companies
                                                            advised by the Advisers or the affiliates.

Weston B. Wetherell.........  Assistant Secretary           Vice President, Associate General Counsel
  Date of Birth: 06/15/56                                   and Assistant Secretary of VKAC, the
                                                            Advisers and the Distributor. Officer of
                                                            certain other subsidiaries of VKAC.
                                                            Assistant Secretary of each of the funds in
                                                            the Fund Complex and other investment
                                                            companies advised by the Advisers or the
                                                            affiliates.

Steven M. Hill..............  Assistant Treasurer           Assistant Vice President of the Advisers.
  Date of Birth: 10/16/64                                   Assistant Treasurer of each of the funds in
                                                            the Fund Complex and other investment
                                                            companies advised by the Advisers or the
                                                            affiliates.

M. Robert Sullivan..........  Assistant Controller          Assistant Vice President of the Advisers.
  Date of Birth: 03/30/33                                   Assistant Controller of each of the funds
                                                            in the Fund Complex and other investment
                                                            companies advised by the Advisers or the
                                                            affiliates.

  Each of the trustees holds the same position with each of the funds in the Fund Complex. As of December 31, 1996, there were 51 funds in the Fund Complex. Each trustee who is not an affiliated person of VKAC, the Advisers, the Distributor, ACCESS or Morgan Stanley (each a "Non-Affiliated Trustee") is compensated by an annual retainer and meeting fees for services to the funds in the Fund Complex. Each fund in the Fund Complex provides a deferred compensation plan to its Non-Affiliated Trustees that allows trustees to defer receipt of their compensation and earn a return on such deferred amounts based upon the return of the common shares of the funds in the Fund Complex as more fully described below. Each fund in the Fund Complex also provides a retirement plan to its Non-Affiliated Trustees that provides Non-Affiliated Trustees with compensation after retirement, provided that certain eligibility requirements are met as more fully described below.



  The compensation of each Non-Affiliated Trustee from each fund in the Fund Complex advised by Advisory Corp. (each a "VK Fund" and collectively the "VK Funds") includes an annual retainer in an amount equal to $2,500 per calendar year, due in four quarterly installments on the first business day of each calendar quarter. Each Non-Affiliated Trustee receives a per meeting fee from each VK Fund in the amount of $125 per regular quarterly meeting attended by the Non-Affiliated Trustee, due on the date of such meeting, plus reasonable expenses incurred by the Non-Affiliated Trustee in connection with his or her services as a trustee. Each Non-Affiliated Trustee receives a per meeting fee from each VK Fund in the amount of $125 per special meeting attended by the Non-Affiliated Trustee, due on the date of such meeting, plus reasonable expenses incurred by the Non-Affiliated Trustee in connection with his or her services as a trustee, provided that no compensation will be paid in connection with certain telephonic special meetings.



  The compensation of each Non-Affiliated Trustee from the funds in the Fund Complex advised by Asset Management (each an "AC Fund" or collectively the "AC Funds") includes an annual retainer in an amount equal to $35,000 per calendar year, due in four quarterly installments on the first business day of each calendar quarter. The AC Funds pay each Non-Affiliated Trustee a per meeting fee in the amount of $2,000 per regular quarterly meeting attended by the Non-Affiliated Trustee, due on the date of such meeting, plus reasonable expenses incurred by the Non-Affiliated Trustee in connection with his or her services as a trustee. Payment of the annual retainer and the regular meeting fee is allocated among the AC Funds (i) 50% on the basis of the relative net assets of each AC Fund to the aggregate net assets of all the AC Funds and (ii) 50% equally to each AC Fund, in each case as of the last business day of the preceding calendar quarter. Each AC Fund which is the subject of a special meeting of the trustees generally pays each Non-Affiliated Trustee a per meeting fee in the amount of $125 per special meeting attended by the Non-Affiliated Trustee, due on the date of such meeting, plus reasonable expenses incurred by the Non-Affiliated Trustee in connection with his or her services as a trustee, provided that no compensation will be paid in connection with certain telephonic special meetings.



  The trustees approved an aggregate compensation cap with respect to funds in the Fund Complex of $84,000 per Non-Affiliated Trustee per year (excluding any retirement benefits) for the period July 22, 1995 through December 31, 1996, subject to the net assets and the number of funds in the Fund Complex as of July 21, 1995 and certain other exceptions. For the calendar year ended December 31, 1996, certain trustees received aggregate compensation from the funds in the Fund Complex over $84,000 due to compensation received but not subject to the cap, including compensation from new funds added to the Fund Complex after July 22, 1995 and certain special meetings in 1996. In addition, each of Advisory Corp. or Asset Management, as the case may be, agreed to reimburse each fund in the Fund Complex through December 31, 1996 for any increase in the aggregate trustee's compensation over the aggregate compensation paid by such fund in its 1994 fiscal year, provided that if a fund did not exist for the entire 1994 fiscal year appropriate adjustments will be made.



  Each Non-Affiliated Trustee generally can elect to defer receipt of all or a portion of the compensation earned by such Non-Affiliated Trustee until retirement. Amounts deferred are retained by the Fund and earn a rate of return determined by reference to the return on the common shares of such Fund or other funds in the Fund Complex as selected by the respective Non-Affiliated Trustee, with the same economic effect as if such Non-Affiliated Trustee had invested in one or more funds in the Fund Complex. To the extent permitted by the 1940 Act, the Fund may invest in securities of those funds selected by the Non-Affiliated Trustees in order to match the deferred compensation obligation. The deferred compensation plan is not funded and obligations thereunder represent general unsecured claims against the general assets of the Fund.



  Each fund in the Fund Complex has adopted a retirement plan. Under the Fund's retirement plan, a Non-Affiliated Trustee who is receiving trustee's compensation from the Fund prior to such Non-Affiliated Trustee's retirement, has at least 10 years of service (including years of service prior to adoption of the retirement plan) and retires at or after attaining the age of 60, is eligible to receive a retirement benefit equal to $2,500 per year for each of the ten years following such trustee's retirement from the Fund. Trustees retiring prior to the age of 60 or with fewer than 10 years but more than 5 years of service may receive reduced retirement benefits from the Fund. Each trustee has served as a member of the Board of Trustees since he or she was first appointed or elected in the year set forth below. The retirement plan contains a Fund Complex retirement benefit cap of $60,000 per year. Asset Management has reimbursed each AC Fund for the expenses related to the retirement plan through December 31, 1996.



  Additional information regarding compensation and benefits for trustees is set forth below. As indicated in the notes accompanying the table, the amounts relate to either the Trust's most recently completed fiscal year or the Fund Complex' most recently completed calendar year ended December 31, 1996.



                            1996 COMPENSATION TABLE



                                                                                                            TOTAL
                                                                                                        COMPENSATION
                                                             PENSION OR          ESTIMATED MAXIMUM     BEFORE DEFERRAL
                              AGGREGATE COMPENSATION     RETIREMENT BENEFITS      ANNUAL BENEFITS         FROM FUND
                             BEFORE DEFERRAL FROM THE    ACCRUED AS PART OF     FROM THE TRUST UPON     COMPLEX PAID
          NAME(1)                    TRUST(2)                EXPENSES(3)           RETIREMENT(4)        TO TRUSTEE(5)
          -------            ------------------------    -------------------    -------------------    ---------------
J. Miles Branagan*                    $20,000                  $ 4,229                 $20,000            $104,875
Philip P. Gaughan                       3,750                    7,529                   6,750              16,875
Linda Hutton Heagy*                    20,000                      490                  20,000             104,875
Dr. Roger Hilsman                      20,000                        0                       0             103,750
R. Craig Kennedy*                      20,000                      380                  20,000             104,875
Donald C. Miller                       20,000                   13,241                   9,250             104,875
Jack E. Nelson*                        20,000                    2,636                  20,000              97,875
David Rees                              4,750                        0                       0              22,000
Jerome L. Robinson*                    20,000                   11,665                   7,250             101,625
Lawrence J. Sheehan                     4,750                        0                       0              22,000
Dr. Fernando Sisto*                    20,000                    7,056                  12,000             104,875
Wayne W. Whalen*                       20,000                    1,834                  20,000             104,875
William S. Woodside                    20,000                        0                       0             104,875


---------------

* Currently a member of the Board of Trustees. Mr. Phillip B. Rooney also is a current member of the Board of Trustees but is not included in the compensation table because he did not serve on the Board of Trustees or receive any compensation from the Trust prior to April 14, 1997. Messrs. McDonnell and Powell, also trustees of the Trust during all or a portion of the Trust's last fiscal year, are not included in the compensation table because they are affiliated persons of the Advisers and are not eligible for compensation or retirement benefits from the Trust.



(1) Persons not designated by an asterisk are not currently members of the Board of Trustees, but were members of the Board of Trustees during the Trust's most recently completed fiscal year. Messrs. Gaughan and Rees retired from the Board of Trustees on January 26, 1996 and January 29, 1996, respectively. Mr. Sheehan was removed from the Board of Trustees effective January 29, 1996. Messrs. Hilsman, Miller and Woodside retired from the Board of Trustees on December 31, 1996.



(2) The amounts shown in this column represent the aggregate compensation before deferral from all eight series of the Trust, including the Fund, with respect to the Trust's fiscal year ended December 31, 1996.

    The detail of aggregate compensation before deferral for each series, including the Fund, are shown in Table A below. Certain trustees deferred compensation from the Trust during the fiscal year ended December 31, 1996; the aggregate compensation deferred from all eight series of the Trust, including the Fund, is as follows: Mr. Branagan, $5,750; Mr. Gaughan, $3,750; Ms. Heagy, $15,000; Mr. Kennedy, $9,500; Mr. Miller, $20,000; Mr.
    Nelson, $20,000; Mr. Robinson, $18,000; and Mr. Whalen, $19,625. The details of amounts deferred for each series, including the Fund, are shown in Table B below. Amounts deferred are retained by the respective fund and earn a rate of return determined by reference to either the return on the common shares of such fund or other funds in the Fund Complex as selected by the respective Non-Affiliated Trustee, with the same economic effect as if such Non-Affiliated Trustee had invested in one or more funds in the Fund Complex. To the extent permitted by the 1940 Act, each fund may invest in securities of those funds selected by the Non-Affiliated Trustees in order to match the deferred compensation obligation. The cumulative deferred compensation (including interest) accrued with respect to each trustee from all eight series of the Trust, including the Fund, as of the Trust's fiscal year ended December 31, 1996 is as follows: Mr. Branagan, $5,678; Mr. Gaughan, $20,094; Ms. Heagy, $20,472; Mr. Kennedy, $47,294; Mr. Miller, $55,827; Mr. Nelson, $57,771; Mr. Robinson, $54,847; and Mr. Whalen,
    $49,269. The details of cumulative deferred compensation (including interest) for each series, including the Fund, are shown in Table C below. The deferred compensation plan is described above the Compensation Table.



(3) The amounts shown in this column represent the retirement benefits accrued by all eight series of the Trust, including the Fund, with respect to the Trust's fiscal year ended December 31, 1996. The details of retirement benefits accrued for each series, including the Fund, are shown in Table D below. The retirement plan is described above the Compensation Table.



(4) This is the estimated maximum annual benefits payable by the Trust in each year of the 10-year period commencing in the year of such trustee's retirement from the Trust. The estimated maximum annual benefit, except for trustees who have retired or are near retirement, is based upon $2,500 per series assuming: the trustee has 10 or more years of service on the Board of Trustees (including years of service prior to the adoption of the retirement plan) and retires at or after attaining the age of 60. Trustees retiring prior to the age of 60 or with fewer than 10 years of service for a series of the Trust may receive reduced retirement benefits from such series. The actual annual benefit may be less if the trustee is subject to the Fund Complex retirement benefit cap or if the trustee is not fully vested at the time of retirement. Each Non-Affiliated Trustee of the Board of Trustees has served as a member of the Board of Trustees since he or she was first appointed or elected in the year set forth in Table E below.



(5) The amounts shown in this column represent the aggregate compensation paid by all 51 of the investment companies in the Fund Complex as of December 31, 1996 before deferral by the trustees under the deferred compensation plan. Certain trustees deferred all or a portion of their aggregate compensation from the Fund Complex during the calendar year ended December 31, 1996. The deferred compensation earns a rate of return determined by reference to the return on the shares of the funds in the Fund Complex as selected by the respective Non-Affiliated Trustee, with the same economic effect as if such Non-Affiliated Trustee had invested in one or more funds in the Fund Complex. To the extent permitted by the 1940 Act, the Fund may invest in securities of those investment companies selected by the Non-Affiliated Trustees in order to match the deferred compensation obligation. The trustees' Fund Complex compensation cap covered the period July 22, 1995 through December 31, 1996. For the calendar year ended December 31, 1996, certain trustees received compensation over $84,000 in the aggregate due to compensation received but not subject to the cap, including compensation from new funds added to the Fund Complex after July 22, 1995 and certain special meetings in 1996. The Advisers and their affiliates also serve as investment adviser for other investment companies; however, with the exception of Messrs. McDonnell, Powell and Whalen, the trustees were not trustees of such investment companies. Combining the Fund Complex with other investment companies advised by the Advisers and their affiliates, Mr. Whalen received Total Compensation of $243,375 during the calendar year ended December 31, 1996.



  As of April 4, 1997, the trustees and officers of the Fund as a group owned less than 1% of the shares of the Fund.

                                                                         TABLE A


           1996 AGGREGATE COMPENSATION FROM THE TRUST AND EACH SERIES


                                                                               TRUSTEE
                                   FISCAL    ----------------------------------------------------------------------------
       FUND NAME                  YEAR-END   BRANAGAN   GAUGHAN   HEAGY    HILSMAN   KENNEDY   MILLER    NELSON     REES
       ---------                  --------   --------   -------   -----    -------   -------   ------    ------     ----
 Insured Tax Free Income Fund....  12/31     $ 3,125    $  625    $3,125   $3,125    $3,125    $ 3,125   $ 3,125   $  750
 Tax Free High Income Fund.......  12/31       3,125       625     3,125    3,125     3,125      3,125     3,125      750
 California Insured Tax Free
   Income Fund...................  12/31       3,125       625     3,125    3,125     3,125      3,125     3,125      750
 Municipal Income Fund...........  12/31       3,125       625     3,125    3,125     3,125      3,125     3,125      750
 Intermediate Term Municipal
   Income Fund...................  12/31       3,125       625     3,125    3,125     3,125      3,125     3,125      750
 Florida Insured Tax Free Income
   Fund..........................  12/31       3,125       625     3,125    3,125     3,125      3,125     3,125      750
 New Jersey Tax Free Income
   Fund..........................  12/31         625         0       625      625       625        625       625      125
 New York Tax Free Income Fund...  12/31         625         0       625      625       625        625       625      125
   Trust Total...................             20,000     3,750    20,000   20,000    20,000     20,000    20,000    4,750

                                                       TRUSTEE
                                   ------------------------------------------------
       FUND NAME                   ROBINSON   SHEEHAN   SISTO    WHALEN    WOODSIDE
       ---------                   --------   -------   -----    ------    --------
 Insured Tax Free Income Fund....   $3,125    $  750    $3,125   $ 3,125    $3,125
 Tax Free High Income Fund.......    3,125       750     3,125     3,125     3,125
 California Insured Tax Free
   Income Fund...................    3,125       750     3,125     3,125     3,125
 Municipal Income Fund...........    3,125       750     3,125     3,125     3,125
 Intermediate Term Municipal
   Income Fund...................    3,125       750     3,125     3,125     3,125
 Florida Insured Tax Free Income
   Fund..........................    3,125       750     3,125     3,125     3,125
 New Jersey Tax Free Income
   Fund..........................      625       125       625       625       625
 New York Tax Free Income Fund...      625       125       625       625       625
   Trust Total...................   20,000     4,750    20,000    20,000    20,000



                                                                         TABLE B



      1996 AGGREGATE COMPENSATION DEFERRED FROM THE TRUST AND EACH SERIES


                                                                                     TRUSTEE
                                     FISCAL    -----------------------------------------------------------------------------------
     FUND NAME                      YEAR-END   BRANAGAN   GAUGHAN   HEAGY    HILSMAN   KENNEDY   MILLER   NELSON   REES   ROBINSON
     ---------                      --------   --------   -------   -----    -------   -------   ------   ------   ----   --------
 Insured Tax Free Income Fund.....   12/31      $  875    $  625    $2,500     $0      $1,500    $3,125   $3,125    $0     $3,125
 Tax Free High Income Fund........   12/31         875       625     2,500      0       1,500     3,125    3,125     0      3,125
 California Insured Tax Free
   Income Fund....................   12/31         875       625     2,500      0       1,500     3,125    3,125     0      1,500
 Municipal Income Fund............   12/31         875       625     2,500      0       1,500     3,125    3,125     0      3,125
 Intermediate Term Municipal
   Income Fund....................   12/31         875       625     2,500      0       1,500     3,125    3,125     0      3,125
 Florida Insured Tax Free Income
   Fund...........................   12/31         875       625     2,500      0       1,500     3,125    3,125     0      3,125
 New Jersey Tax Free Income
   Fund...........................   12/31         250         0         0      0         250       625      625     0        625
 New York Tax Free Income Fund....   12/31         250         0         0      0         250       625      625     0        250
   Trust Total....................               5,750     3,750    15,000      0       9,500    20,000   20,000     0     18,000

                                                  TRUSTEE
                                    -----------------------------------
     FUND NAME                      SHEEHAN   SISTO   WHALEN   WOODSIDE
     ---------                      -------   -----   ------   --------
 Insured Tax Free Income Fund.....    $0       $0     $3,125      $0
 Tax Free High Income Fund........     0        0      3,125       0
 California Insured Tax Free
   Income Fund....................     0        0      3,125       0
 Municipal Income Fund............     0        0      3,125       0
 Intermediate Term Municipal
   Income Fund....................     0        0      3,125       0
 Florida Insured Tax Free Income
   Fund...........................     0        0      3,125       0
 New Jersey Tax Free Income
   Fund...........................     0        0        625       0
 New York Tax Free Income Fund....     0        0        250       0
   Trust Total....................     0        0     19,625       0



                                                                         TABLE C



        CUMULATIVE COMPENSATION DEFERRED (PLUS INTEREST) FROM THE TRUST


                                AND EACH SERIES


                                                                                    TRUSTEE
                                    FISCAL    -----------------------------------------------------------------------------------
     FUND NAME                     YEAR-END   BRANAGAN   GAUGHAN   HEAGY    HILSMAN   KENNEDY   MILLER   NELSON   REES   ROBINSON
     ---------                     --------   --------   -------   -----    -------   -------   ------   ------   ----   --------
 Insured Tax Free Income Fund.....  12/31      $  864    $3,486    $3,412     $0      $7,792    $9,083   $9,476    $0     $8,925
 Tax Free High Income Fund........  12/31         864     3,486     3,412      0       7,792     9,083    9,476     0      8,925
 California Insured Tax Free
   Income Fund....................  12/31         864     3,486     3,412      0       7,792     9,083    9,476     0      8,925
 Municipal Income Fund............  12/31         864     3,486     3,412      0       7,792     9,083    9,083     0      8,925
 Intermediate Term Municipal
   Income Fund....................  12/31         864     3,486     3,412      0       7,792     9,083    9,476     0      8,925
 Florida Insured Tax Free Income
   Fund...........................  12/31         864     1,628     3,412      0       4,228     5,766    5,912     0      5,648
 New Jersey Tax Free Income
   Fund...........................  12/31         247       518         0      0       2,053     2,323    2,436     0      2,287
 New York Tax Free Income Fund....  12/31         247       518         0      0       2,053     2,323    2,436     0      2,287
   Trust Total....................              5,678    20,094    20,472      0      47,294    55,827   57,771     0     54,847

                                                  TRUSTEE
                                    -----------------------------------
     FUND NAME                      SHEEHAN   SISTO   WHALEN   WOODSIDE
     ---------                      -------   -----   ------   --------
 Insured Tax Free Income Fund.....    $0       $0     $7,967      $0
 Tax Free High Income Fund........     0        0      7,967       0
 California Insured Tax Free
   Income Fund....................     0        0      7,967       0
 Municipal Income Fund............     0        0      7,967       0
 Intermediate Term Municipal
   Income Fund....................     0        0      7,967       0
 Florida Insured Tax Free Income
   Fund...........................     0        0      5,486       0
 New Jersey Tax Free Income
   Fund...........................     0        0      1,974       0
 New York Tax Free Income Fund....     0        0      1,974       0
   Trust Total....................     0        0     49,269       0



                                                                         TABLE D



       1996 RETIREMENT BENEFITS ACCRUED AS PART OF EXPENSES FOR THE TRUST


                                AND EACH SERIES


                                                                                TRUSTEE
                                     FISCAL    --------------------------------------------------------------------------
      FUND NAME                     YEAR-END   BRANAGAN   GAUGHAN   HEAGY   HILSMAN   KENNEDY   MILLER   NELSON    REES
      ---------                     --------   --------   -------   -----   -------   -------   ------   ------    ----
 Insured Tax Free Income Fund.....   12/31         499     2,086      56          0      48      3,503      394         0
 Tax Free High Income Fund........   12/31         499     2,039      56          0      48      3,532      383         0
 California Insured Tax Free
   Income Fund....................   12/31         499     1,950      56          0      47      3,440      373         0
 Municipal Income Fund............   12/31         499     1,454      56          0      46      2,766      315         0
 Intermediate Term Municipal
   Income Fund....................   12/31         499         0      56          0      41          0      259         0
 Florida Insured Tax Free Income
   Fund...........................   12/31         578         0      70          0      50          0      304         0
 New Jersey Tax Free Income
   Fund...........................   12/31         578         0      70          0      50          0      304         0
 New York Tax Free Income Fund....   12/31         578         0      70          0      50          0      304         0
   Trust Total....................               4,229     7,529     490          0     380     13,241    2,636         0

                                                        TRUSTEE
                                    -----------------------------------------------
      FUND NAME                     ROBINSON   SHEEHAN   SISTO    WHALEN   WOODSIDE
      ---------                     --------   -------   -----    ------   --------
 Insured Tax Free Income Fund.....    2,490         0       861     283          0
 Tax Free High Income Fund........    2,472         0       861     272          0
 California Insured Tax Free
   Income Fund....................    2,439         0       861     265          0
 Municipal Income Fund............    2,346         0       861     219          0
 Intermediate Term Municipal
   Income Fund....................    1,918         0       861     177          0
 Florida Insured Tax Free Income
   Fund...........................        0         0       917     206          0
 New Jersey Tax Free Income
   Fund...........................        0         0       917     206          0
 New York Tax Free Income Fund....        0         0       917     206          0
   Trust Total....................   11,665         0     7,056   1,834          0

                                                                         TABLE E



          YEAR OF ELECTION OR APPOINTMENT TO EACH SERIES OF THE TRUST



                                                                                         TRUSTEE
                                                        -------------------------------------------------------------------------
FUND NAME                                               BRANAGAN   HEAGY    KENNEDY   NELSON   ROONEY   ROBINSON   SISTO   WHALEN
---------                                               --------   -----    -------   ------   ------   --------   -----   ------
  Insured Tax Free Income Fund.........................   1995      1995     1993      1984     1997      1992     1995     1984
  Tax Free High Income Fund............................   1995      1995     1993      1985     1997      1992     1995     1985
  California Insured Tax Free Income Fund..............   1995      1995     1993      1985     1997      1992     1995     1985
  Municipal Income Fund................................   1995      1995     1993      1990     1997      1992     1995     1990
  Intermediate Term Municipal Income Fund..............   1995      1995     1993      1993     1997      1993     1995     1993
  Florida Insured Tax Free Income Fund.................   1995      1995     1994      1994     1997      1994     1995     1994
  New Jersey Tax Free Income Fund......................   1995      1995     1994      1994     1997      1994     1995     1994
  New York Tax Free Income Fund........................   1995      1995     1994      1994     1997      1994     1995     1994



  As of April 4, 1997, no person was known by the Fund to own beneficially or to hold of record as much as 5% of the outstanding Class A Shares, Class B Shares or Class C Shares of the Fund, except as follows:



                                                               AMOUNT OF
                                                              OWNERSHIP AT        CLASS OF       PERCENTAGE
               NAME AND ADDRESS OF HOLDER                    APRIL 4, 1997         SHARES        OWNERSHIP
               --------------------------                    -------------        --------       ----------
NFSC FEBO # C1B-081388...................................          41,970            A              6.61%
  Charles Ben-Dayan & Ariela Ben-Dayan
  1411 Broadway 27th Fl.
  New York, NY 10018-3403
NFSC FEBO # C1B-937460...................................          40,975            A              6.46%
  Abraham Ben-Dayan & Marlene Ben-Dayan
  C/O Bonjour
  1411 Broadway 27th Fl.
  New York, NY 10018-3403
Wellington T. Mara.......................................          37,428            A              5.90%
  Giants Stadium
  E. Rutherford, NJ 07073
NFSC FEBO................................................           3,363            C             11.52%
  #C18-694789
  Enea Legnani
  230 E. 48th St. Apt. 9C
  New York, NY 10017-1514
Prudential Securities FBO................................           3,189            C             10.92%
  David T. Herr & Josiane R. Herr JT TEN
  2176 Hobblebrush Lane
  Lakeview, NY 14085-9603
NFSC FEBO # ONE-552259...................................           2,538            C              8.69%
  Barbara Kleidman
  807 Herman Ave.
  Franklin Square, NY 11010-3108
Smith Barney Inc.........................................           2,458            C              8.42%
  00165335422
  388 Greenwich Street
  New York, NY 10013-2375
Prudential Securities Inc. FBO...........................           2,294            C              7.86%
  Linda A. Kahn
  80 Lancaster
  Buffalo, NY 14222-1404
Rena Port & Abraham Port JTWROS..........................           2,206            C              7.55%
  104-20 68th Dr.
  Forest Hills, NY 11375-3454

                                                               AMOUNT OF
                                                              OWNERSHIP AT        CLASS OF       PERCENTAGE
               NAME AND ADDRESS OF HOLDER                    APRIL 4, 1997         SHARES        OWNERSHIP
               --------------------------                    -------------        --------       ----------
Matthew B. Scott & Sharon Scott JT TEN ..................           1,953            C              6.69%
  40 Central Blvd.
  Bethpage, NY 11714-4624
PaineWebber for the Benefit of Ron J. Lambert............           1,862            C              6.38%
  240 Central Park South Apt. 2H
  New York, NY 10019-1413
NFSC FEBO # C1A-351806...................................           1,668            C              5.71%
  Joseph D'Orio
  440 E. 56th Street Apt. #8G
  New York, NY 10022-4172


                     INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISORY AGREEMENT


  The Adviser is the Fund's investment adviser. The Adviser was incorporated as a Delaware corporation in 1982 (and through December 31, 1987 transacted business under the name of American Portfolio Advisory Service Inc.).



  The Adviser is a wholly-owned subsidiary of Van Kampen American Capital, Inc. ("VKAC"), which is a wholly-owned subsidiary of VK/AC Holding, Inc. VK/AC Holding Inc. is a wholly-owned subsidiary of MSAM Holdings II, Inc. which, in turn, is a wholly-owned subsidiary of Morgan Stanley Group Inc. The principal office of the Fund, the Adviser, the Distributor and VKAC is located at One Parkview Plaza, Oakbrook Terrace, Illinois 60181.



  Morgan Stanley Group Inc. and various of its directly or indirectly owned subsidiaries, including Morgan Stanley & Co. Incorporated, a registered broker-dealer and investment adviser, and Morgan Stanley International, are engaged in a wide range of financial services. Their principal businesses include securities underwriting, distribution and trading; merger, acquisition, restructuring and other corporate finance advisory activities; merchant banking; stock brokerage and research services; asset management; trading of futures, options, foreign exchange, commodities and swaps (involving foreign exchange, commodities, indices and interest rates); real estate advice, financing and investing; and global custody, securities clearance services and securities lending.



  On February 5, 1997, Morgan Stanley Group Inc. and Dean Witter, Discover & Co. announced that they had entered into an Agreement and Plan of Merger to form Morgan Stanley, Dean Witter, Discover & Co. Subject to certain conditions being met, it is currently anticipated that the transaction will close in mid-1997. Thereafter, Van Kampen American Capital Asset Management, Inc. will be an indirect subsidiary of Morgan Stanley, Dean Witter, Discover & Co.



  Dean Witter, Discover & Co. is a financial services company with three major businesses; full service brokerage, credit services and asset management.



  The investment advisory agreement between the Adviser and the Fund provides that the Adviser will supply investment research and portfolio management, including the selection of securities for the Fund to purchase. The Adviser also administers the business affairs of the Fund, furnishes offices, necessary facilities and equipment, provides administrative services, and permits its officers and employees to serve without compensation as officers of the Fund and trustees of the Trust if duly elected to such positions.


  The agreement provides that the Adviser shall not be liable for any error of judgment or of law, or for any loss suffered by the Fund in connection with the matters to which the agreement relates, except a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of the Adviser in the performance of its obligations and duties, or by reason of its reckless disregard of its obligations and duties under the agreement.

  The Adviser's activities are subject to the review and supervision of the Board of Trustees of the Trust, of which the Fund is a series, to whom the Adviser renders periodic reports of the Fund's investment activities.

  The agreement will continue in effect from year to year if specifically approved by the Trustees of the Trust, of which the Fund is a separate series (or by the Fund's shareholders), and by the disinterested trustees in compliance with the requirements of the 1940 Act. The agreement may be terminated without penalty upon 60 days' written notice by either party thereto and will automatically terminate in the event of assignment.

  The investment advisory agreement specifies that the Adviser will reimburse the Fund for annual expenses of the Fund which exceed the most stringent limit prescribed by any state in which the Fund's shares are offered for sale. Currently, the most stringent limit in any state would require such reimbursement to the extent that aggregate operating expenses of the Fund (excluding interest, taxes and other expenses which may be excludable under applicable state law) exceed in any fiscal year 2 1/2% of the average annual net assets of the Fund up to $30 million, 2% of the average annual net assets of the Fund of the next $70 million, and 1 1/2% of the remaining average annual net assets of the Fund. In addition to making any required reimbursements, the Adviser may in its discretion, but is not obligated to, waive all or any portion of its fee or assume all or any portion of the expenses of the Fund.


  For the years ended December 31, 1996, 1995 and 1994, the Fund paid advisory expenses of $0, $0 and $0, respectively.


OTHER AGREEMENTS


  ACCOUNTING SERVICES AGREEMENT. The Fund has also entered into an accounting services agreement pursuant to which the Adviser provides accounting services supplementary to those provided by the Custodian. Such services are expected to enable the Fund to more closely monitor and maintain its accounts and records. The Fund shares together with the other Van Kampen American Capital mutual funds in the cost to provide such services, with 25% of such costs shared proportionately based on the respective number of classes of securities issued per fund and the remaining 75% of such cost based proportionally on their respective net assets.



  For each of the years ended December 31, 1996, 1995 and 1994, the Adviser waived its cost of providing accounting services to the Fund.



  LEGAL SERVICES AGREEMENT. The Fund and each of the other Van Kampen American Capital funds advised by the Adviser and distributed by the Distributor have entered into Legal Services Agreements pursuant to which Van Kampen American Capital provides legal services, including without limitation: accurate maintenance of the funds' minute books and records, preparation and oversight of the funds' regulatory reports, and other information provided to shareholders, as well as responding to day-to-day legal issues on behalf of the funds. Payment by the Fund for such services is made on a cost basis for the salary and salary related benefits, including but not limited to bonuses, group insurances and other regular wages for the employment of personnel, as well as overhead and the expenses related to the office space and the equipment necessary to render the legal services. Other funds distributed by the Distributor also receive legal services from Van Kampen American Capital. Of the total costs for legal services provided to funds distributed by the Distributor, one half of such costs are allocated equally to each fund and the remaining one half of such costs are allocated to specific funds based on monthly time records.



  For each of the years ended December 31, 1996, 1995 and 1994, Van Kampen American Capital waived its cost of providing legal services to the Fund.



                     CUSTODIAN AND INDEPENDENT ACCOUNTANTS


  State Street Bank and Trust Company, 225 Franklin Street, P.O. Box 1713, Boston, MA 02105-1713, is the custodian of the Fund and has custody of all securities and cash of the Fund. The custodian, among other things, attends to the collection of principal and income, and payment for and collection of proceeds of securities bought and sold by the Fund.

  The independent accountants for the Fund are KPMG Peat Marwick LLP, Chicago, Illinois. The selection of independent accountants will be subject to ratification by the shareholders of the Fund at any annual meeting of shareholders.


                PORTFOLIO TRANSACTIONS AND BROKERAGE ALLOCATION

  The Adviser will place orders for portfolio transactions for the Fund with broker-dealer firms giving consideration to the quality, quantity and nature of each firm's professional services. These services include execution, clearance procedures, wire service quotations and statistical and other research information provided to the Fund, or the Adviser, including quotations necessary to determine the value of the Fund's net assets. Any research benefits derived are available for all clients of the Adviser. Since statistical and other research information is only supplementary to the research efforts of the Adviser to the Fund and still must be analyzed and reviewed by its staff, the receipt of research information is not expected to materially reduce its expenses. In selecting among the firms believed to meet the criteria for handling a particular transaction, the Fund's Adviser may take into consideration that certain firms have sold or are selling shares of the Fund and that certain firms provide market, statistical or other research information to the Fund and the Adviser, and may select firms that are affiliated with the Fund, the Adviser, or its distributor and other principal underwriters.

  If it is believed to be in the best interests of the Fund, the Adviser may place portfolio transactions with brokers who provide the types of research service described above, even if it means the Fund will have to pay a higher commission (or, if the broker's profit is part of the cost of the security, will have to pay a higher price for the security), than would be the case if no weight were given to the broker's furnishing of those research services. This will be done, however, only if, in the opinion of the Fund's Adviser, the amount of additional commission or increased cost is reasonable in relation to the value of the such services.

  In selecting among the firms believed to meet the criteria for handling a particular transaction, the Adviser may take into consideration that certain firms (i) provide market, statistical or other research information such as that set forth to the Fund and the Adviser, (ii) have sold or are selling shares of the Fund and (iii) may select firms that are affiliated with the Fund, its investment adviser or its distributor or other principal underwriters. If purchases or sales of securities of the Fund and of one or more other investment companies or clients supervised by the Adviser are considered at or about the same time, transactions in such securities will be allocated among the several investment companies and clients in a manner deemed equitable to all by the Adviser, taking into account the respective sizes of the Fund and other investment companies and clients and the amount of securities to be purchased or sold. Although it is possible that in some cases this procedure could have a detrimental effect on the price or volume of the security as far as the Fund is concerned, it is also possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to the Fund.

  While the Adviser will be primarily responsible for the placement of the Fund's business, the policies and practices in this regard must be consistent with the foregoing and will at all times be subject to review by the trustees of the Trust, of which the Fund is a separate series.

  The trustees have adopted certain policies incorporating the standards of Rule 17e-1 issued by the SEC under the 1940 Act which requires that the commissions paid to the Distributor and other affiliates of the Fund must be reasonable and fair compared to the commissions, fees or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities during a comparable period of time. The rule and procedures also contain review requirements and require the Adviser to furnish reports to the trustees and to maintain records in connection with such reviews. After consideration of all factors deemed relevant, the Trustees will consider from time to time whether the advisory fee for the Fund will be reduced by all or a portion of the brokerage commission given to affiliated brokers.

  State securities laws may differ from the interpretations of federal law expressed herein, and banks and financial institutions may be required to register as dealers pursuant to state law.

                             TAX STATUS OF THE FUND


  The Trust and any of its series, including the Fund, will be treated as separate corporations for federal income tax purposes. The Fund intends to qualify each year and to elect to be treated as a regulated investment company under the Code. If the Fund so qualifies and distributes each year to its shareholders at least 90% of its net investment income (including tax-exempt interest, taxable income and net short-term capital gain, but not net capital gains, which are the excess of long-term capital gains over net short-term capital losses) in each year, it will not be required to pay federal income taxes on any income distributed to shareholders. The Fund intends to distribute at least the minimum amount of net investment income necessary to satisfy the 90% distribution requirement. The Fund will not be subject to federal income tax on any net capital gains distributed to shareholders.


  The table below illustrates approximate equivalent taxable and tax-free yields at the 1994 federal and New York State individual income tax rates in effect on the date of this Statement of Additional Information, including the 36% and 39.6% rates enacted in August 1993 as part of the Revenue Reconciliation Act of 1993.

  The table shows, for example, that a couple with a taxable income of $90,000, or a single individual with a taxable income of $55,000, whose investments earn a 6% tax-free yield, would have to earn approximately a 8.9% taxable yield at current federal and state income tax rates to receive the same benefit.


          1997 FEDERAL AND NEW YORK STATE TAXABLE VS. TAX-FREE YIELDS*



                                                                   TAXABLE EQUIVALENT ESTIMATED CURRENT RETURN
     SINGLE             JOINT           TAX      --------------------------------------------------------------------------------
     RETURN             RETURN        BRACKET*   3.5%   4.0%   4.5%   5.0%   5.5%   6.0%    6.5%    7.0%    7.5%    8.0%    8.5%
----------------   ----------------   --------   ----   ----   ----   ----   ----   -----   -----   -----   -----   -----   -----
$       0-24,650   $       0-41,200    20.80%    4.42%  5.05%  5.68%  6.31%  6.94%   7.58%   8.21%   8.84%   9.47%  10.10%  10.73%
   24,650-59,750      41,200-99,600    32.90%    5.22%  5.96%  6.71%  7.45%  8.20%   8.94%   9.69%  10.43%  11.18%  11.92%  12.67%
  59,750-124,650     99,600-151,750    35.70%    5.44%  6.22%  7.00%  7.78%  8.55%   9.33%  10.11%  10.89%  11.66%  12.44%  13.22%
 124,650-271,050    151,750-271,050    40.40%    5.87%  6.71%  7.55%  8.39%  9.23%  10.07%  10.91%  11.74%  12.58%  13.42%  14.26%
    Over 271,050       Over 271,050    43.70%    6.22%  7.10%  7.99%  8.88%  9.77%  10.66%  11.55%  12.43%  13.32%  14.21%  15.10%


---------------


* Please note that the table does not reflect (i) any federal or state limitations on the amounts of allowable itemized deductions, phase-outs of personal or dependent exemption credits or other allowable credits, (ii) any local taxes imposed, or (iii) any taxes other than personal income taxes. The table assumes that federal taxable income is equal to state income subject to tax, and in cases where more than one state rate falls within a federal bracket, the highest state rate corresponding to the highest income within that federal bracket is used. Further, the table does not reflect the New York State supplemental income tax based upon a taxpayer's New York State taxable income and New York State adjusted gross income. This supplemental tax results in an increased marginal State income tax rate to the extent a taxpayer's New York State adjusted gross income ranges between $100,000 and $150,000.


                                THE DISTRIBUTOR


  The Distributor offers one of the industry's broadest lines of investments -- encompassing mutual funds, closed-end funds and unit investment trusts -- and is currently the nation's 5th largest broker-sold mutual fund group according to Strategic Insight, July 1995. VKAC manages or supervises more than $57 billion in mutual funds, closed-end funds and unit investment trusts -- assets which have been entrusted to VKAC in more than 2 million investor accounts. VKAC has one of the largest research teams (outside of the rating agencies) in the country, with more than 80 analysts devoted to various specializations. Each of our high yield analysts, based either in San Francisco, Chicago, Houston or Boston, has the responsibility to cover a specific region of the country. This regional focus enables each high yield analyst to provide more specialized coverage of the market and alert the portfolio manager to issues of local importance.



  Shares of the Fund are offered on a continuous basis through the Distributor, One Parkview Plaza, Oakbrook Terrace, IL 60181. The Distributor is a wholly owned subsidiary of MSAM Holdings II, Inc. which, in turn, is a wholly-owned subsidiary of Morgan Stanley Group Inc. The principal office of the Fund, the Adviser, the Distributor and VKAC is located at One Parkview Plaza, Oakbrook Terrace, Illinois 60181.

  Morgan Stanley Group Inc. and various of its directly or indirectly owned subsidiaries, including Morgan Stanley & Co. Incorporated, a registered broker-dealer and investment adviser, and Morgan Stanley International, are engaged in a wide range of financial services. Their principal businesses include securities underwriting, distribution and trading; merger, acquisition, restructuring and other corporate finance advisory activities; merchant banking; stock brokerage and research services; asset management; trading of futures, options, foreign exchange, commodities and swaps (involving foreign exchange, commodities, indices and interest rates); real estate advice, financing and investing; and global custody, securities clearance services and securities lending.



  On February 5, 1997, Morgan Stanley Group Inc. and Dean Witter, Discover & Co. announced that they had entered into an Agreement and Plan of Merger to form Morgan Stanley, Dean Witter, Discover & Co. Subject to certain conditions being met, it is currently anticipated that the transaction will close in mid-1997. Thereafter, Van Kampen American Capital Asset Management, Inc. will be an indirect subsidiary of Morgan Stanley, Dean Witter, Discover & Co.



  Dean Witter, Discover & Co. is a financial services company with three major businesses; full service brokerage, credit services and asset management.



  Pursuant to a distribution agreement, the Distributor will purchase shares of the Fund for resale to the public, either directly or through securities dealers, and is obligated to purchase only those shares for which it has received purchase orders. A discussion of how to purchase and redeem the Fund's shares and how the Fund's shares are priced is contained in the Prospectus.



                         DISTRIBUTION AND SERVICE PLANS



  The Fund has adopted a distribution plan (the "Distribution Plan") with respect to each class of its shares pursuant to Rule 12b-1 under the 1940 Act. The Fund also has adopted a service plan (the "Service Plan") with respect to each class of shares. The Distribution Plan and Service Plan sometimes are referred to herein collectively as the "Plans". The Plans provide that the Fund may spend a portion of the Fund's average daily net assets attributable to each class of shares in connection with distribution of the respective class of shares and in connection with the provision of ongoing services to shareholders of such class, respectively. The Plans are being implemented through an agreement (the "Distribution and Service Agreement") with the Distributor and sub-agreements between the Distributor and members of the NASD who are acting as securities dealers and NASD members or eligible non-members who are acting as brokers or agents and similar agreements between the Fund and financial intermediaries who are acting as brokers (collectively, "Selling Agreements") that may provide for their customers or clients certain services or assistance, which may include, but not be limited to, processing purchase and redemption transactions, establishing and maintaining shareholder accounts regarding the Fund, and such other services as may be agreed to from time to time and as may be permitted by applicable statute, rule or regulation. Brokers, dealers and financial intermediaries that have entered into sub-agreements with the Distributor and sell shares of the Fund are referred to herein as "financial intermediaries."


  The Distributor must submit quarterly reports to the Board of Trustees of the Trust, of which the Fund is a series, setting forth separately by class of shares all amounts paid under the Plans and the purposes for which such expenditures were made, together with such other information as from time to time is reasonably requested by the Trustees. The Plans provide that they will continue in full force and effect from year to year so long as such continuance is specifically approved by a vote of the Trustees, and also by a vote of the disinterested Trustees, cast in person at a meeting called for the purpose of voting on the Plans. Each of the Plans may not be amended to increase materially the amount to be spent for the services described therein with respect to either class of shares without approval by a vote of a majority of the outstanding voting shares of such class, and all material amendments to either of the Plans must be approved by the Trustees and also by the disinterested Trustees. Each of the Plans may be terminated with respect to either class of shares at any time by a vote of a majority of the disinterested Trustees or by a vote of a majority of the outstanding voting shares of such class.


  For the fiscal year ended December 31, 1996, the Fund's aggregate expenses under the Plans for Class A shares were $10,655 or 0.16% of the Class A shares' average net assets. Such expenses were paid to reimburse the Distributor for payments made to financial intermediaries for servicing Fund shareholders and for administering the Class A Plan. For the fiscal year ended December 31, 1996, the Fund's aggregate expenses under the Plans for Class B shares were $91,848 or 0.91% of the Class B shares' average net assets. Such expenses were paid to reimburse the Distributor for the following payments:
$75,324 for commissions and transaction fees paid to financial intermediaries in respect of sales of Class B shares of the Fund and $16,524 for fees paid to financial intermediaries for servicing Class B shareholders and administering the Plans. For the fiscal year ended December 31, 1996, the Fund's aggregate expenses under the Plans for Class C shares were $3,423 or 0.92% of the Class C shares' average net assets. Such expenses were paid to reimburse the Distributor for the following payments: $0 for commissions and transaction fees paid to financial intermediaries in respect of sales of Class C shares of the Fund and $3,423 for fees paid to financial intermediaries for servicing Class C shareholders and administering the Plans.


                                 LEGAL COUNSEL


  Counsel to the Fund is Skadden, Arps, Slate, Meagher & Flom (Illinois).


                            PERFORMANCE INFORMATION

  From time to time marketing materials may provide a portfolio manager update, an adviser update or discuss general economic conditions and outlooks. The Fund's marketing materials may also show the Fund's asset class diversification, top five sectors, ten largest holdings and other Fund asset structures, such as duration, maturity, coupon, NAV, rating breakdown, AMT exposure and number of issues in the portfolio. Materials may also mention how Van Kampen American Capital believes the Fund compares relative to other Van Kampen American Capital funds. Materials may also discuss the Dalbar Financial Services study from 1984 to 1994 which studied investor cash flow into and out of all types of mutual funds. The ten year study found that investors who bought mutual fund shares and held such shares outperformed investors who bought and sold. The Dalbar study conclusions were consistent regardless of if shareholders purchased their funds in direct or sales force distribution channels. The study showed that investors working with a professional representative have tended over time to earn higher returns than those who invested directly. The Fund will also be marketed on the Internet.

  The Fund's yield quotation is determined on a monthly basis with respect to the immediately preceding 30 day period, and yield is computed by dividing the Fund's net investment income per share of a given class earned during such period by the Fund's maximum offering price (including, with respect to the Class A Shares, the maximum initial sales charge) per share of such class on the last day of such period. The Fund's net investment income per share is determined by taking the interest attributable to a given class of shares earned by the Fund during the period, subtracting the expenses attributable to a given class of shares accrued for the period (net of any reimbursements), and dividing the result by the average daily number of the shares of each class outstanding during the period that were entitled to receive dividends. The yield calculation formula assumes net investment income is earned and reinvested at a constant rate and annualized at the end of a six month period. Yield will be computed separately for each class of shares. Class B Shares redeemed during the first seven years after their issuance and Class C Shares redeemed during the first year after their issuance may be subject to a contingent deferred sales charge in a maximum amount equal to 4.00% and 1.00%, respectively, of the lesser of the then current net asset value of the shares redeemed or their initial purchase price from the Fund. Yield quotations do not reflect the imposition of a contingent deferred sales charge, and if any such contingent deferred sales charge imposed at the time of redemption were reflected, it would reduce the performance quoted.

  Tax-equivalent yield demonstrates the taxable yield required to produce an after-tax yield equivalent to that of the Fund's yield. The Fund's tax-equivalent yield quotation for a 30 day period as described above is computed by dividing that portion of the yield of the Fund (as computed above) which is tax-exempt by a percentage equal to 100% minus a stated percentage income tax rate and adding the result to that portion of the Fund's yield, if any, that is not tax-exempt.

  The Fund calculates average compounded total return by determining the redemption value (less any applicable contingent deferred sales charge) at the end of specified periods (after adding back all dividends and other distributions made during the period) of a $1,000 investment in a given class of shares of the Fund (less the maximum sales charge, if any) at the beginning of the period, annualizing the increase or decrease over the specified period with respect to such initial investment and expressing the result as a percentage. Average compounded total return will be computed separately for each class of shares.

  Total return figures utilized by the Fund are based on historical performance and are not intended to indicate future performance. Total return and net asset value per share of a given class can be expected to fluctuate over time, and accordingly upon redemption a shareholder's shares may be worth more or less than their original cost.

  The Fund may, in supplemental sales literature, advertise non-standardized total return figures representing the cumulative, non-annualized total return of each class of shares of the Fund from a given date to a subsequent given date. Cumulative non-standardized total return is calculated by measuring the value of an initial investment in a given class of shares of the Fund at a given time, deducting the maximum initial sales charge, if any, determining the value of all subsequent reinvested distributions, and dividing the net change in the value of the investment as of the end of the period by the amount of the initial investment and expressing the result as a percentage. Non-standardized total return will be calculated separately for each class of shares. Non-standardized total return calculations do not reflect the imposition of a contingent deferred sales charge, and if any such contingent deferred sales charge with respect to the CDSC imposed at the time of redemption were reflected, it would reduce the performance quoted.

CLASS A SHARES


  The average total return, including the payment of the maximum sales charge, with respect to the Class A Shares for (i) the one year period ended December 31, 1996 was 0.14% and (ii) the approximate two years, 5 month period from July 29, 1994 (the commencement of investment operations of the Fund) through December 31, 1996 was 5.57%.



  The Fund's yield with respect to the Class A Shares for the 30 day period ending December 30, 1996 (calculated in the manner described in the Prospectus under the heading "Fund Performance") was 5.18%. The tax-equivalent yield with respect to the Class A Shares for the 30 day period ending December 30, 1996 (calculated in the manner described in the Prospectus under the heading "Fund Performance" and assuming a 40.6% tax rate) was 8.72%. The Fund's current distribution rate with respect to the Class A Shares for the month ending December 31, 1996 (calculated in the manner described in the Prospectus under the heading "Fund Performance") was 5.07%.



  The Class A Shares cumulative non-standardized total return, including payment of the maximum sales charge, with respect to the Class A Shares from its inception to December 31, 1996 (as calculated in the manner described in the Prospectus under the heading "Fund Performance") was 14.07%.



  The Fund's cumulative non-standardized total return, excluding payment of the maximum sales charge, with respect to the Class A Shares from its inception to December 31, 1996 was 19.75%.


CLASS B SHARES


  The average total return, including the payment of CDSC, with respect to the Class B shares for (i) the one year period ended December 31, 1996 was 0.39% and
(ii) the approximate two years, 5 month period from July 29, 1994 (the commencement of investment operations of the Fund) through December 31, 1996 was 5.60%.



  The Fund's yield with respect to the Class B Shares for the 30 day period ending December 30, 1996 (calculated in the manner described in the Prospectus under the heading "Fund Performance") was 4.67%. The tax-equivalent yield with respect to the Class B Shares for the 30 day period ending December 30, 1996 (calculated in the manner described in the Prospectus under the heading "Fund Performance" and assuming a 40.6% tax rate) was 7.86%. The Fund's current distribution rate with respect to the Class B Shares for the month ending December 31, 1996 (calculated in the manner described in the Prospectus under the heading "Fund Performance") was 4.60%.



  The Fund's cumulative non-standardized total return, including payment of the CDSC, with respect to the Class B Shares from its inception to December 31, 1996 (as calculated in the manner described in the Prospectus under the heading "Fund Performance") was 14.17%.



  The Fund's cumulative non-standardized total return, excluding payment of the CDSC, with respect to the Class B Shares from its inception to December 31, 1996 was 17.67%.


CLASS C SHARES


  The average total return, including the payment of CDSC, with respect to the Class C shares for (i) the one year period ended December 31, 1996 was 3.44% and
(ii) the approximate two years, 5 month period from July 29, 1994 (the commencement of investment operations of the Fund) through December 31, 1996 was 6.92%.



  The Fund's yield with respect to the Class C Shares for the 30 day period ending December 30, 1996 (calculated in the manner described in the Prospectus under the heading "Fund Performance") was 4.67%. The tax-equivalent yield with respect to the Class C shares for the 30 day period ending December 30, 1996 (calculated in the manner described in the Prospectus under the heading "Fund Performance" and assuming a 40.6% tax rate) was 7.86%. The Fund's current distribution rate with respect to the Class C Shares for the month ending December 31, 1996 (calculated in the manner described in the Prospectus under the heading "Fund Performance") was 4.60%.



  The Fund's cumulative non-standardized total return, including payment of the CDSC, with respect to the Class C Shares from its inception to December 31, 1996 (as calculated in the manner described in the Prospectus under the heading "Fund Performance") was 17.67%.



  The Fund's cumulative non-standardized total return, excluding payment of the CDSC, with respect to the Class C Shares from its inception to December 31, 1996 was 17.67%.

                       REPORT OF INDEPENDENT ACCOUNTANTS

The Board of Trustees and Shareholders of

Van Kampen American Capital New York Tax Free Income Fund:

We have audited the accompanying statement of assets and liabilities of Van Kampen American Capital New York Tax Free Income Fund (the "Fund"), including the portfolio of investments, as of December 31, 1996, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
    We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Van Kampen American Capital New York Tax Free Income Fund as of December 31, 1996, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles.

                                                           KPMG Peat Marwick LLP
Chicago, Illinois
February 7, 1997

                            PORTFOLIO OF INVESTMENTS

                               December 31, 1996
--------------------------------------------------------------------------------

 Par
Amount
(000)                      Description                     Coupon    Maturity  Market Value
-------------------------------------------------------------------------------------------
         NEW YORK MUNICIPAL BONDS  98.9%
 $815    Battery Park City Auth NY Rev (MBIA Insd).......   5.250%   11/01/17  $   777,706
  400    Battery Park City Auth NY Rev Sr Ser A Rfdg.....   5.000    11/01/13      372,580
  200    Broome Cnty, NY Ctfs Partn Pub Safety Fac (MBIA
         Insd)...........................................   5.250    04/01/15      192,154
  500    Buffalo, NY Swr Auth Rev Swr Sys Ser G Rfdg
         (FGIC Insd).....................................   5.000    07/01/12      475,900
  750    Clifton Springs, NY Hosp & Clinic Ser A Rfdg &
         Impt............................................   7.650    01/01/12      767,437
  500    Islip, NY Cmnty Dev Agy Cmnty Dev Rev NY
         Institute of Technology Rfdg....................   7.500    03/01/26      521,440
  500    New York City Indl Dev Agy Civic Fac Rev........   7.500    08/01/26      508,305
  500    New York City Indl Dev Agy Rev Visy Paper Inc
         Proj............................................   7.950    01/01/28      533,295
  375    New York City Indl Dev Agy Spl Fac Rev Terminal
         One Group Assn Proj.............................   5.700    01/01/04      383,239
  500    New York City Muni Wtr Fin Auth Wtr & Swr Sys
         Rev Ser A Rfdg..................................   5.625    06/15/19      491,230
  500    New York City Muni Wtr Fin Auth Wtr & Swr Sys
         Rev Ser B (AMBAC Insd)..........................   5.375    06/15/19      478,630
  490    New York City Ser C.............................   7.250    08/15/24      527,534
   10    New York City Ser C (Prerefunded @ 08/15/01)....   7.250    08/15/24       11,160
  500    New York City Ser H (Cap Guar Insd).............   7.000    02/01/21      552,935
  300    New York St Dorm Auth Rev City Univ Ser F.......   5.000    07/01/14      267,024
  600    New York St Dorm Auth Rev City Univ Sys 3rd Genl
         Res 2 Rfdg......................................   6.000    07/01/05      625,530
  350    New York St Dorm Auth Rev Cons City Univ Sys
         Ser A ..........................................   5.625    07/01/16      343,102
  500    New York St Dorm Auth Rev Court Fac Lease
         Ser A ..........................................   5.700    05/15/22      477,100
  500    New York St Dorm Auth Rev St Univ Edl Fac.......   5.750    05/15/10      499,960
  500    New York St Energy Resh & Dev Auth Elec Fac Rev
         Cons Edison Co NY Inc Proj Ser A (MBIA Insd)....   7.500    01/01/26      543,175
  300    New York St Energy Resh & Dev Auth St Svc
         Contract Rev Western NY Nuclear Svc Cent Proj...   6.000    04/01/00      310,140
  500    New York St Environmental Fac Corp Pollutn Ctl
         Rev St Wtr Revolving Fund Ser D.................   6.850    11/15/11      567,205
  500    New York St Hsg Fin Agy Rev Insd Multi-Family
         Mtg Ser B (AMBAC Insd)..........................   6.250    08/15/14      518,985
  595    New York St Med Care Fac Fin Agy Rev North Shore
         Univ Glen Cove Ser A (MBIA Insd)................   5.125    11/01/12      573,639
  500    New York St Med Care Fac Fin Agy Rev NY Hosp Mtg
         Ser A (AMBAC Insd)..............................   6.200    08/15/05      549,845
  500    New York St Med Care Fac Fin Agy Rev NY Hosp Mtg
         Ser A (AMBAC Insd)..............................   6.600    02/15/11      550,520
  300    New York St Med Care Fac Fin Agy Rev
         Presbyterian Hosp Mtg Ser A Rfdg (FHA Gtd)......   5.250    08/15/14      289,779

                                               See Notes to Financial Statements

                              December 31, 1996
--------------------------------------------------------------------------------

 Par
Amount
(000)                      Description                     Coupon    Maturity  Market Value
-------------------------------------------------------------------------------------------
         NEW YORK MUNICIPAL BONDS (CONTINUED)
 $500    New York St Mtg Agy Rev Homeowner Mtg Ser 30B...   6.650%   10/01/25  $   522,330
  750    New York St Mtg Agy Rev Homeowner Mtg Ser 58....   6.400    04/01/27      773,542
  290    New York St Thruway Auth Svc Contract Rev Loc
         Hwy & Brdg......................................   5.750    04/01/09      290,925
  370    New York St Urban Dev Corp Rev Correctional Cap
         Fac Rfdg........................................   5.625    01/01/07      372,009
  300    New York St Urban Dev Corp Rev Correctional Fac
         Rfdg............................................   5.750    01/01/13      292,806
  500    Niagara Falls, NY Brdg Comm Toll Rev Ser B Rfdg
         (FGIC Insd).....................................   5.250    10/01/21      471,250
  420    Niagara Falls, NY Pub Impt (MBIA Insd)..........   6.900    03/01/20      473,836
  500    Oneida Cnty, NY Pub Impt........................   5.850    03/15/12      502,270
  300    Port Auth NY & NJ Spl Oblig.....................   7.000    10/01/07      321,978
  625    Rockland Cnty, NY Solid Waste Mgmt Auth Ser B
         (AMBAC Insd)....................................   5.550    12/15/16      623,112
  400    Triborough Brdg & Tunl Auth NY Rev Genl Purp Ser
         A Rfdg..........................................   5.000    01/01/12      379,948
  250    Upper Mohawk Vly Reg Wtr Fin NY Ser A (FSA
         Insd)...........................................   5.125    10/01/16      239,205
                                                                               -----------
TOTAL LONG-TERM INVESTMENTS  98.9%
  (Cost $17,005,002) (a).....................................................   17,972,760
OTHER ASSETS IN EXCESS OF LIABILITIES  1.1%..................................      208,846
                                                                               -----------
NET ASSETS  100.0%...........................................................  $18,181,606
                                                                               ===========

(a) At December 31, 1996, for federal income tax purposes cost is $17,005,002; the aggregate gross unrealized appreciation is $967,758 and the aggregate gross unrealized depreciation is $-0-, resulting in net unrealized appreciation of $967,758.

                                               See Notes to Financial Statements

                      STATEMENT OF ASSETS AND LIABILITIES

                               December 31, 1996
--------------------------------------------------------------------------------

ASSETS:
Long-Term Investments, at Market Value (Cost $17,005,002)
  (Note 1)..................................................  $17,972,760
Receivables:
  Investments Sold..........................................    4,263,471
  Interest..................................................      348,719
  Fund Shares Sold..........................................       58,768
Unamortized Organizational Expenses (Note 1)................       61,706
                                                              -----------
      Total Assets..........................................   22,705,424
                                                              -----------
LIABILITIES:
Payables:
  Investments Purchased.....................................    4,219,933
  Custodian Bank............................................      138,625
  Distributor and Affiliates (Notes 2 and 5)................       37,503
  Income Distributions......................................       36,211
  Fund Shares Repurchased...................................       34,927
Accrued Expenses............................................       45,703
Deferred Compensation and Retirement Plans (Note 2).........       10,916
                                                              -----------
      Total Liabilities.....................................    4,523,818
                                                              -----------
NET ASSETS..................................................  $18,181,606
                                                              ===========
NET ASSETS CONSIST OF:
Capital (Note 3)............................................  $17,333,745
Net Unrealized Appreciation on Investments..................      967,758
Accumulated Undistributed Net Investment Income.............       10,427
Accumulated Net Realized Loss on Investments................     (130,324)
                                                              -----------
NET ASSETS..................................................  $18,181,606
                                                              ===========
MAXIMUM OFFERING PRICE PER SHARE:
  Class A Shares:
    Net asset value and redemption price per share (Based on
      net assets of $7,700,094 and 513,625 shares of
      beneficial interest issued and outstanding)...........  $     14.99
    Maximum sales charge (4.75%* of offering price).........          .75
                                                              -----------
    Maximum offering price to public........................  $     15.74
                                                              ===========
  Class B Shares:
    Net asset value and offering price per share (Based on
      net assets of $10,128,587 and 675,612 shares of
      beneficial interest issued and outstanding)...........  $     14.99
                                                              ===========
  Class C Shares:
    Net asset value and offering price per share (Based on
      net assets of $352,925 and 23,541 shares of beneficial
      interest issued and outstanding)......................  $     14.99
                                                              ===========

*On sales of $100,000 or more, the sales charge will be reduced.

                                               See Notes to Financial Statements

                            STATEMENT OF OPERATIONS

                      For the Year Ended December 31, 1996
--------------------------------------------------------------------------------

INVESTMENT INCOME:
Interest....................................................      $  993,413
                                                                  ----------
EXPENSES:
Distribution (12b-1) and Service Fees (Attributed to Classes
  A, B and C of $16,329, $100,433 and $3,736, respectively)
  (Note 5)..................................................         120,498
Investment Advisory Fee (Note 2)............................         101,692
Custodian...................................................          48,690
Printing....................................................          33,340
Amortization of Organizational Expenses (Note 1)............          24,054
Audit.......................................................          20,130
Shareholder Services (Note 2)...............................          14,636
Legal (Note 2)..............................................           6,935
Trustees Fees and Expenses (Note 2).........................           6,416
Other.......................................................          13,432
                                                                  ----------
    Total Expenses..........................................         389,823
    Less Fees Waived and Expenses Reimbursed ($101,692 and
      $156,322, respectively)...............................         258,014
                                                                  ----------
    Net Expenses............................................         131,809
                                                                  ----------
NET INVESTMENT INCOME.......................................      $  861,604
                                                                  ==========
REALIZED AND UNREALIZED GAIN/LOSS ON INVESTMENTS:
Net Realized Gain on Investments............................      $  178,372
                                                                  ----------
Unrealized Appreciation/Depreciation on Investments:
  Beginning of the Period...................................       1,152,943
  End of the Period.........................................         967,758
                                                                  ----------
Net Unrealized Depreciation on Investments During the
  Period....................................................        (185,185)
                                                                  ----------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS.............      $   (6,813)
                                                                  ==========
NET INCREASE IN NET ASSETS FROM OPERATIONS..................      $  854,791
                                                                  ==========

                                               See Notes to Financial Statements

                       STATEMENT OF CHANGES IN NET ASSETS

                 For the Years Ended December 31, 1996 and 1995
--------------------------------------------------------------------------------

                                                         Year Ended          Year Ended
                                                      December 31, 1996   December 31, 1995
-------------------------------------------------------------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income................................        $  861,604          $  691,227
Net Realized Gain/Loss on Investments................           178,372            (150,409)
Net Unrealized Appreciation/Depreciation on
  Investments During the Period......................          (185,185)          1,493,429
                                                             ----------          ----------
Change in Net Assets from Operations.................           854,791           2,034,247
                                                             ----------          ----------
Distributions from Net Investment Income.............          (843,389)           (691,442)
Distributions in Excess of Net Investment Income
  (Note 1)...........................................               -0-              (7,788)
                                                             ----------          ----------
Distributions from and in Excess of Net Investment
  Income*............................................          (843,389)           (699,230)
                                                             ----------          ----------
NET CHANGE IN NET ASSETS FROM INVESTMENT
  ACTIVITIES.........................................            11,402           1,335,017
                                                             ----------          ----------
FROM CAPITAL TRANSACTIONS (NOTE 3):
Proceeds from Shares Sold............................         5,845,364           4,830,393
Net Asset Value of Shares Issued Through Dividend
  Reinvestment.......................................           429,768             353,229
Cost of Shares Repurchased...........................        (3,618,542)         (2,209,451)
                                                             ----------          ----------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS...         2,656,590           2,974,171
                                                             ----------          ----------
TOTAL INCREASE IN NET ASSETS.........................         2,667,992           4,309,188
NET ASSETS:
Beginning of the Period..............................        15,513,614          11,204,426
                                                             ----------          ----------
End of the Period (Including accumulated
  undistributed net investment income of $10,427 and
  $(7,788), respectively)............................       $18,181,606         $15,513,614
                                                            ===========         ===========

                                        Year Ended          Year Ended
*Distributions by Class              December 31, 1996   December 31, 1995
--------------------------------------------------------------------------
Distributions from and in Excess of
  Net Investment Income:
  Class A Shares....................         $(354,322)          $(226,467)
  Class B Shares....................          (471,468)           (459,895)
  Class C Shares....................           (17,599)            (12,868)
                                             ---------           ---------
                                             $(843,389)          $(699,230)
                                             =========           =========

                                               See Notes to Financial Statements

                              FINANCIAL HIGHLIGHTS

       The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.
--------------------------------------------------------------------------------

                                                                               July 29, 1994
                                                                               (Commencement
                                                                               of Investment
                                        Year Ended          Year Ended        Operations) to
           Class A Shares            December 31, 1996   December 31, 1995   December 31, 1994
----------------------------------------------------------------------------------------------
Net Asset Value, Beginning of the
  Period............................           $15.048             $13.579             $14.300
                                               -------             -------             -------
  Net Investment Income.............              .816                .821                .302
  Net Realized and Unrealized
    Gain/Loss on Investments........             (.074)              1.476               (.722)
                                               -------             -------             -------
Total from Investment Operations....              .742               2.297               (.420)
Less Distributions from and in
  Excess of Net Investment Income
  (Note 1)..........................              .798                .828                .301
                                               -------             -------             -------
Net Asset Value, End of the
  Period............................           $14.992             $15.048             $13.579
                                               =======             =======             =======
Total Return*(a)....................             5.14%              17.33%              (2.93%)**
Net Assets at End of the Period (In
  millions).........................           $   7.7             $   5.4             $   2.9
Ratio of Expenses to Average Net
  Assets*...........................              .31%                .21%                .26%
Ratio of Net Investment Income to
  Average Net Assets*...............             5.56%               5.63%               5.27%
Portfolio Turnover..................              126%                 51%                 68%**
*If certain expenses had not been assumed by VKAC, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net
  Assets............................             1.82%               2.10%               2.73%
Ratio of Net Investment Income to
  Average Net Assets................             4.04%               3.74%               2.81%
**Non-Annualized

(a) Total return is based upon net asset value which does not include payment of the maximum sales charge or contingent deferred sales charge.

                                               See Notes to Financial Statements

       The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.
--------------------------------------------------------------------------------

                                                                               July 29, 1994
                                                                               (Commencement
                                                                               of Investment
                                        Year Ended          Year Ended        Operations) to
           Class B Shares            December 31, 1996   December 31, 1995   December 31, 1994
-----------------------------------------------------------------------------------------------
Net Asset Value, Beginning of the
  Period............................           $15.046             $13.578             $14.300
                                               -------             -------             -------
  Net Investment Income.............              .704                .713                .263
  Net Realized and Unrealized
    Gain/Loss on Investments........             (.068)              1.476               (.722)
                                               -------             -------             -------
Total from Investment Operations....              .636               2.189               (.459)
Less Distributions from and in
  Excess of Net Investment Income
  (Note 1)..........................              .690                .721                .263
                                               -------             -------             -------
Net Asset Value, End of the
  Period............................           $14.992             $15.046             $13.578
                                               =======             =======             =======
Total Return*(a)....................             4.37%              16.47%              (3.20%)**
Net Assets at End of the Period (In
  millions).........................           $  10.1             $   9.7             $   8.1
Ratio of Expenses to Average Net
  Assets*...........................             1.07%                .93%                .96%
Ratio of Net Investment Income to
  Average Net Assets*...............             4.79%               4.93%               4.58%
Portfolio Turnover..................              126%                 51%                 68%**
*If certain expenses had not been assumed by VKAC, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net
  Assets............................             2.60%               2.82%               3.42%
Ratio of Net Investment Income to
  Average Net Assets................             3.26%               3.04%               2.12%
**Non-Annualized

(a) Total return is based upon net asset value which does not include payment of the maximum sales charge or contingent deferred sales charge.

                                               See Notes to Financial Statements

       The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.
--------------------------------------------------------------------------------

                                                                                 July 29, 1994
                                                                                 (Commencement
                                                                                 of Investment
                                            Year Ended          Year Ended      Operations) to
Class C Shares                       December 31, 1996   December 31, 1995   December 31, 1994
----------------------------------------------------------------------------------------------
Net Asset Value, Beginning of the
  Period............................           $15.041             $13.579             $14.300
                                               -------             -------             -------
  Net Investment Income.............              .701                .711                .267
  Net Realized and Unrealized
    Gain/Loss on Investments........             (.060)              1.472               (.725)
                                               -------             -------             -------
Total from Investment Operations....              .641               2.183               (.458)
Less Distributions from and in
  Excess of Net Investment Income
  (Note 1)..........................              .690                .721                .263
                                               -------             -------             -------
Net Asset Value, End of the
  Period............................           $14.992             $15.041             $13.579
                                               =======             =======             =======
Total Return*(a)....................             4.44%              16.39%              (3.20%)**
Net Assets at End of the Period (In
  millions).........................           $    .4             $    .4             $    .2
Ratio of Expenses to Average Net
  Assets*...........................             1.08%                .98%                .96%
Ratio of Net Investment Income to
  Average Net Assets*...............             4.78%               4.81%               4.58%
Portfolio Turnover..................              126%                 51%                 68%**
*If certain expenses had not been assumed by VKAC, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average Net
  Assets............................             2.61%               2.86%               3.42%
Ratio of Net Investment Income to
  Average Net Assets................             3.25%               2.93%               2.12%
**Non-Annualized

(a) Total return is based upon net asset value which does not include payment of the maximum sales charge or contingent deferred sales charge.

                                               See Notes to Financial Statements

                         NOTES TO FINANCIAL STATEMENTS

                               December 31, 1996
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen American Capital New York Tax Free Income Fund (the "Fund") is organized as a series of the Van Kampen American Capital Tax Free Trust, a Delaware business trust, and is registered as a non-diversified open-end management investment company under the Investment Company Act of 1940, as amended. The Fund's investment objective is to provide investors with a high level of current income exempt from federal, New York State and New York City income taxes, consistent with preservation of capital. The Fund seeks to achieve its investment objective by investing at least 80% of its assets in a portfolio of New York municipal securities rated investment grade at the time of investment. The Fund commenced investment operations on July 29, 1994.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION--Investments are stated at value using market quotations or, if such valuations are not available, estimates obtained from yield data relating to instruments or securities with similar characteristics in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of 60 or less days are valued at amortized cost.

B. SECURITY TRANSACTIONS--Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. The Fund may purchase and sell securities on a "when issued" or "delayed delivery" basis, with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Fund will maintain, in a segregated account with its custodian, assets having an aggregate value at least equal to the amount of the when issued or delayed delivery purchase commitments until payment is made. At December 31, 1996, there were no when issued or delayed delivery purchase commitments.
C. INVESTMENT INCOME--Interest income is recorded on an accrual basis. Bond premium and original issue discount on securities purchased are amortized over the expected life of each applicable security.

                               December 31, 1996
--------------------------------------------------------------------------------

D. ORGANIZATIONAL EXPENSES--The Fund will reimburse Van Kampen American Capital Distributors, Inc. or its affiliates (collectively "VKAC") for costs incurred in connection with the Fund's organization in the amount of $120,000. These costs are being amortized on a straight line basis over the 60 month period ending July 28, 1999. Van Kampen American Capital Investment Advisory Corp. (the "Adviser") has agreed that in the event any of the initial shares of the Fund originally purchased by VKAC are redeemed during the amortization period, the Fund will be reimbursed for any unamortized organizational expenses in the same proportion as the number of shares redeemed bears to the number of initial shares held at the time of redemption.

E. FEDERAL INCOME TAXES--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income, if any, to its shareholders. Therefore, no provision for federal income taxes is required.

    The Fund intends to utilize provisions of the Federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. At December 31, 1996, the Fund had an accumulated capital loss carryforward for tax purposes of $130,324, which will expire on December 31, 2003.

F. DISTRIBUTION OF INCOME AND GAINS--The Fund declares daily and pays monthly dividends from net investment income. Net realized gains, if any, are distributed annually. Due to inherent differences in the recognition of certain expenses under generally accepted accounting principles and federal income tax purposes, the amount of distributable net investment income may differ between book and federal income tax purposes for a particular period. These differences are temporary in nature, but may result in book basis distribution in excess of net investment income for certain periods.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Under the terms of the Fund's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

                    AVERAGE NET ASSETS                     % PER ANNUM
----------------------------------------------------------------------
First $500 million........................................  .600 of 1%
Over $500 million.........................................  .500 of 1%

                               December 31, 1996
--------------------------------------------------------------------------------

    Certain legal expenses are paid to Skadden, Arps, Slate, Meagher & Flom, counsel to the Fund, of which a trustee of the Fund is an affiliated person.

    For the year ended December 31, 1996, the Fund recognized expenses of approximately $10,000 representing VKAC's cost of providing cash management and legal services to the Fund. All of this cost has been assumed by VKAC.

    ACCESS Investor Services, Inc. ("ACCESS"), an affiliate of the Adviser, serves as the shareholder servicing agent of the Fund. For the year ended December 31, 1996, the Fund recognized expenses of approximately $7,500, representing ACCESS' cost of providing transfer agency and shareholder services plus a profit. All of this expense has been assumed by VKAC.

    Certain officers and trustees of the Fund are also officers and directors of VKAC. The Fund does not compensate its officers or trustees who are officers of VKAC.

    The Fund has implemented deferred compensation and retirement plans for its trustees. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation to a later date. The retirement plan covers those trustees who are not officers of VKAC.

    At December 31, 1996, VKAC owned 100 shares each of Classes A, B and C.

3. CAPITAL TRANSACTIONS
The Fund has outstanding three classes of shares of beneficial interest, Classes A, B and C each with a par value of $.01 per share. There are an unlimited number of shares of each class authorized.

                               December 31, 1996
--------------------------------------------------------------------------------

    At December 31, 1996, capital aggregated $7,390,967, $9,602,474 and $340,304 for Classes A, B and C, respectively. For the year ended December 31, 1996, transactions were as follows:

                                                     SHARES          VALUE
--------------------------------------------------------------------------
Sales:
  Class A......................................     221,959    $ 3,267,016
  Class B......................................     167,902      2,467,305
  Class C......................................       7,482        111,043
                                                   --------    -----------
Total Sales....................................     397,343    $ 5,845,364
                                                   ========    ===========
Dividend Reinvestment:
  Class A......................................      14,548    $   214,270
  Class B......................................      13,908        204,781
  Class C......................................         727         10,717
                                                   --------    -----------
Total Dividend Reinvestment....................      29,183    $   429,768
                                                   ========    ===========
Repurchases:
  Class A......................................     (78,724)   $(1,167,300)
  Class B......................................    (154,018)    (2,273,282)
  Class C......................................     (12,034)      (177,960)
                                                   --------    -----------
Total Repurchases..............................    (244,776)   $(3,618,542)
                                                   ========    ===========

                               December 31, 1996
--------------------------------------------------------------------------------

    At December 31, 1995, capital aggregated $5,076,981, $9,203,670, and $396,504 for Classes A, B and C, respectively. For the year ended December 31, 1995, transactions were as follows:

                                                     SHARES          VALUE
--------------------------------------------------------------------------
Sales:
  Class A......................................     178,498    $ 2,590,867
  Class B......................................     139,452      2,015,988
  Class C......................................      15,339        223,538
                                                   --------    -----------
Total Sales....................................     333,289    $ 4,830,393
                                                   ========    ===========
Dividend Reinvestment:
  Class A......................................       9,002    $   130,867
  Class B......................................      14,956        216,684
  Class C......................................         389          5,678
                                                   --------    -----------
Total Dividend Reinvestment....................      24,347    $   353,229
                                                   ========    ===========
Repurchases:
  Class A......................................     (46,443)   $  (668,258)
  Class B......................................    (104,963)    (1,535,985)
  Class C......................................        (352)        (5,208)
                                                   --------    -----------
Total Repurchases..............................    (151,758)   $(2,209,451)
                                                   ========    ===========

     Class B and C shares are offered without a front end sales charge, but are subject to a contingent deferred sales charge (CDSC). The CDSC will be imposed on most redemptions made within six years of the purchase for Class B and one year of the purchase for Class C as detailed in the following schedule. The Class B and C shares bear the expense of their respective deferred sales arrangements, including higher distribution and service fees and incremental transfer agency costs.

                               December 31, 1996
--------------------------------------------------------------------------------

                                                       CONTINGENT DEFERRED
                                                          SALES CHARGE
                YEAR OF REDEMPTION                   CLASS B         CLASS C
----------------------------------------------------------------------------
First.............................................     4.00%           1.00%
Second............................................     3.75%            None
Third.............................................     3.50%            None
Fourth............................................     2.50%            None
Fifth.............................................     1.50%            None
Sixth.............................................     1.00%            None
Seventh and Thereafter............................      .00%            None

    For the year ended December 31, 1996, VKAC, as Distributor for the Fund, received commissions on sales of the Fund's Class A shares of approximately $10,800 and CDSC on redeemed shares of approximately $40,100. Sales charges do not represent expenses of the Fund.

4. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $23,582,103 and $20,783,427.

5. DISTRIBUTION AND SERVICE PLANS

The Fund and its shareholders have adopted a distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 and a service plan (collectively the "Plans"). The Plans govern payments for the distribution of the Fund's shares, ongoing shareholder services and maintenance of shareholder accounts.

    Annual fees under the Plans of up to .25% of Class A net assets and 1.00% each of Class B and Class C net assets are accrued daily. Included in these fees for the year ended December 31, 1996, are payments to VKAC of approximately $75,300.

                           PART C: OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS.

   List all financial statements and exhibits as part of the Registration Statement.

   (a) FINANCIAL STATEMENTS:


   For each of the following:


     Van Kampen American Capital Insured Tax Free Income Fund;
     Van Kampen American Capital Tax Free High Income Fund;
     Van Kampen American Capital California Insured Tax Free Fund;
     Van Kampen American Capital Municipal Income Fund;
     Van Kampen American Capital Intermediate Term Municipal Income Fund; Van Kampen American Capital Florida Insured Tax Free Income Fund; Van Kampen American Capital New Jersey Tax Free Income Fund; and
     Van Kampen American Capital New York Tax Free Income Fund;

   Included in Part A of such Registration Statement:

      Financial Highlights

   Included in Part B of such Registration Statement:


      Report of Independent Accountants


      Financial Statements

      Notes to Financial Statements


   For each of Van Kampen American Capital California Tax Free Income Fund, Van Kampen American Capital Michigan Tax Free Income Fund, Van Kampen American Capital Missouri Tax Free Income Fund and Van Kampen American Capital Ohio Tax Free Income Fund are not included herein because such series has not yet commenced investment operations.


     (b) EXHIBITS:


       (1)(a)  Agreement and Declaration of Trust(39)
          (b)  Amended and Restated Certificate of Designation for:
                  (i)  Van Kampen American Capital Insured Tax Free
                       Income Fund+
                 (ii)  Van Kampen American Capital Tax Free High Income
                       Fund+
                (iii)  Van Kampen American Capital California Insured Tax
                       Free Fund+
                 (iv)  Van Kampen American Capital Municipal Income Fund+
                  (v)  Van Kampen American Capital Intermediate Term
                       Municipal Income Fund+
                 (vi)  Van Kampen American Capital Florida Insured Tax
                       Free Income Fund+
                (vii)  Van Kampen American Capital New Jersey Tax Free
                       Income Fund+
               (viii)  Van Kampen American Capital New York Tax Free
                       Income Fund+
                 (ix)  Van Kampen American Capital California Tax Free
                       Income Fund++
                  (x)  Van Kampen American Capital Michigan Tax Free
                       Income Fund++
                 (xi)  Van Kampen American Capital Missouri Tax Free
                       Income Fund++
                (xii)  Van Kampen American Capital Ohio Tax Free Income
                       Fund++
      (2)      By-Laws(39)
      (4)      Specimen Certificate of Share of Beneficial Interest of:
                  (i)  Van Kampen American Capital Insured Tax Free
                       Income Fund(39)
                 (ii)  Van Kampen American Capital Tax Free High Income
                       Fund(39)
                (iii)  Van Kampen American Capital California Insured Tax
                       Free Fund(39)
                 (iv)  Van Kampen American Capital Municipal Income
                       Fund(39)
                  (v)  Van Kampen American Capital Intermediate Term
                       Municipal Income Fund(39)
                 (vi)  Van Kampen American Capital Florida Insured Tax
                       Free Income Fund(39)
                (vii)  Van Kampen American Capital New Jersey Tax Free
                       Income Fund(39)
               (viii)  Van Kampen American Capital New York Tax Free
                       Income Fund(39)

                 (ix)  Van Kampen American Capital California Tax Free
                       Income Fund
                       1. Class A Shares(31)
                       2. Class B Shares(31)
                       3. Class C Shares(31)
                  (x)  Van Kampen American Capital Michigan Tax Free
                       Income Fund
                       1. Class A Shares(31)
                       2. Class B Shares(31)
                       3. Class C Shares(31)
                 (xi)  Van Kampen American Capital Missouri Tax Free
                       Income Fund
                       1. Class A Shares(31)
                       2. Class B Shares(31)
                       3. Class C Shares(31)
                (xii)  Van Kampen American Capital Ohio Tax Free Income
                       Fund
                       1. Class A Shares(31)
                       2. Class B Shares(31)
                       3. Class C Shares(31)
      (5)      Investment Advisory Agreement for:
                  (i)  Van Kampen American Capital Insured Tax Free
                       Income Fund+
                 (ii)  Van Kampen American Capital Tax Free High Income
                       Fund+
                (iii) Van Kampen American Capital California Insured Tax Free Fund+
                 (iv)  Van Kampen American Capital Municipal Income Fund+
                  (v) Van Kampen American Capital Intermediate Term Municipal Income Fund+
                 (vi) Van Kampen American Capital Florida Insured Tax Free Income Fund+
                (vii)  Van Kampen American Capital New Jersey Tax Free
                       Income Fund+
               (viii)  Van Kampen American Capital New York Tax Free
                       Income Fund+
                 (ix) Van Kampen American Capital California Tax Free Income Fund(31)
                  (x) Van Kampen American Capital Michigan Tax Free Income Fund(31)
                 (xi) Van Kampen American Capital Missouri Tax Free Income Fund(31)
                (xii)  Van Kampen American Capital Ohio Tax Free Income
                       Fund(31)
      (6) (a)  Distribution and Service Agreement for:
                  (i)  Van Kampen American Capital Insured Tax Free
                       Income Fund+
                 (ii)  Van Kampen American Capital Tax Free High Income
                       Fund+
                (iii) Van Kampen American Capital California Insured Tax Free Fund+
                 (iv)  Van Kampen American Capital Municipal Income Fund+
                  (v) Van Kampen American Capital Intermediate Term Municipal Income Fund+
                 (vi) Van Kampen American Capital Florida Insured Tax Free Income Fund+
                (vii)  Van Kampen American Capital New Jersey Tax Free
                       Income Fund+
               (viii)  Van Kampen American Capital New York Tax Free
                       Income Fund+
                 (ix) Van Kampen American Capital California Tax Free Income Fund(31)
                  (x) Van Kampen American Capital Michigan Tax Free Income Fund(31)
                 (xi) Van Kampen American Capital Missouri Tax Free Income Fund(31)
                (xii)  Van Kampen American Capital Ohio Tax Free Income
                       Fund(31)
          (b)  Form of Dealer Agreement(37)
          (c)  Form of Broker Agreement(37)
          (d)  Form of Bank Agreement(37)
      (8) (a)  Form of Custodian Agreement for:
                  (i)  Van Kampen American Capital Insured Tax Free
                       Income Fund(6)
                 (ii)  Van Kampen American Capital Tax Free High Income
                       Fund(6)
                (iii) Van Kampen American Capital California Insured Tax Free Fund(2)
                 (iv) Van Kampen American Capital Municipal Income Fund(10) and (6)
                  (v) Van Kampen American Capital Intermediate Term Municipal Income Fund(19) and (6)
                 (vi) Van Kampen American Capital Florida Insured Tax Free Income Fund(23) and (6)
                (vii) Van Kampen American Capital New Jersey Tax Free Income Fund(29) and (6)
               (viii) Van Kampen American Capital New York Tax Free Income Fund(29) and (6)
                 (ix) Van Kampen American Capital California Tax Free Income Fund(31) and (6)

                  (x)  Van Kampen American Capital Michigan Tax Free
                       Income Fund(31) and (6)
                 (xi)  Van Kampen American Capital Missouri Tax Free
                       Income Fund(31) and (6)
                (xii)  Van Kampen American Capital Ohio Tax Free Income
                       Fund(31) and (6)
          (b)  Transfer Agency and Service Agreement(39)
      (9) (a)  Fund Accounting Agreement+
          (b)  Legal Services Agreement+
     (10)      Opinion and Consent of Skadden, Arps, Slate, Meagher &
               Flom (Illinois) for:
                  (i)  Van Kampen American Capital Insured Tax Free
                       Income Fund+
                 (ii)  Van Kampen American Capital Tax Free High Income
                       Fund+
                (iii)  Van Kampen American Capital California Insured Tax
                       Free Fund+
                 (iv)  Van Kampen American Capital Municipal Income Fund+
                  (v)  Van Kampen American Capital Intermediate Term
                       Municipal Income Fund+
                 (vi)  Van Kampen American Capital Florida Insured Tax
                       Free Income Fund+
                (vii)  Van Kampen American Capital New Jersey Tax Free
                       Income Fund+
               (viii)  Van Kampen American Capital New York Tax Free
                       Income Fund+
                 (ix)  Van Kampen American Capital California Tax Free
                       Income Fund++
                  (x)  Van Kampen American Capital Michigan Tax Free
                       Income Fund++
                 (xi)  Van Kampen American Capital Missouri Tax Free
                       Income Fund++
                (xii)  Van Kampen American Capital Ohio Tax Free Income
                       Fund++
     (11)      Consents of KPMG Peat Marwick LLP for:
                  (i)  Van Kampen American Capital Insured Tax Free
                       Income Fund+
                 (ii)  Van Kampen American Capital Tax Free High Income
                       Fund+
                (iii)  Van Kampen American Capital California Insured Tax
                       Free Fund+
                 (iv)  Van Kampen American Capital Municipal Income Fund+
                  (v)  Van Kampen American Capital Intermediate Term
                       Municipal Income Fund+
                 (vi)  Van Kampen American Capital Florida Insured Tax
                       Free Income Fund+
                (vii)  Van Kampen American Capital New Jersey Tax Free
                       Income Fund+
               (viii)  Van Kampen American Capital New York Tax Free
                       Income Fund+
                 (ix)  Van Kampen American Capital California Tax Free
                       Income Fund(31)
                  (x)  Van Kampen American Capital Michigan Tax Free
                       Income Fund(31)
                 (xi)  Van Kampen American Capital Missouri Tax Free
                       Income Fund(31)
                (xii)  Van Kampen American Capital Ohio Tax Free Income
                       Fund(31)
     (13)      Letter of understanding relating to initial capital(1)
     (15) (a)  Plan of Distribution Pursuant to Rule 12b-1 for:
                  (i)  Van Kampen American Capital Insured Tax Free
                       Income Fund(39)
                 (ii)  Van Kampen American Capital Tax Free High Income
                       Fund(39)
                (iii)  Van Kampen American Capital California Insured Tax
                       Free Fund(39)
                 (iv)  Van Kampen American Capital Municipal Income
                       Fund(39)
                  (v)  Van Kampen American Capital Intermediate Term
                       Municipal Income Fund(39)
                 (vi)  Van Kampen American Capital Florida Insured Tax
                       Free Income Fund(39)
                (vii)  Van Kampen American Capital New Jersey Tax Free
                       Income Fund(39)
               (viii)  Van Kampen American Capital New York Tax Free
                       Income Fund(39)
                 (ix)  Van Kampen American Capital California Tax Free
                       Income Fund(31)
                  (x)  Van Kampen American Capital Michigan Tax Free
                       Income Fund(31)
                 (xi)  Van Kampen American Capital Missouri Tax Free
                       Income Fund(31)
                (xii)  Van Kampen American Capital Ohio Tax Free Income
                       Fund(31)
          (b)  Form of Shareholder Assistance Agreement(37)
          (c)  Form of Administrative Services Agreement(37)

          (d)  Service Plan for:
                  (i)  Van Kampen American Capital Insured Tax Free
                       Income Fund(39)
                 (ii)  Van Kampen American Capital Tax Free High Income
                       Fund(39)
                (iii) Van Kampen American Capital California Insured Tax Free Fund(39)
                 (iv)  Van Kampen American Capital Municipal Income
                       Fund(39)
                  (v) Van Kampen American Capital Intermediate Term Municipal Income Fund(39)
                 (vi) Van Kampen American Capital Florida Insured Tax Free Income Fund(39)
                (vii) Van Kampen American Capital New Jersey Tax Free Income Fund(39)
               (viii) Van Kampen American Capital New York Tax Free Income Fund(39)
                 (ix) Van Kampen American Capital California Tax Free Income Fund(31)
                  (x) Van Kampen American Capital Michigan Tax Free Income Fund(31)
                 (xi) Van Kampen American Capital Missouri Tax Free Income Fund(31)
                (xii)  Van Kampen American Capital Ohio Tax Free Income
                       Fund(31)
     (16) (a)  Computation of Performance Quotations for:
                  (i)  Van Kampen American Capital Insured Tax Free
                       Income Fund+
                 (ii)  Van Kampen American Capital Tax Free High Income
                       Fund+
                (iii) Van Kampen American Capital California Insured Tax Free Fund+
                 (iv)  Van Kampen American Capital Municipal Income Fund+
                  (v) Van Kampen American Capital Intermediate Term Municipal Income Fund+
                 (vi) Van Kampen American Capital Florida Insured Tax Free Income Fund+
                (vii)  Van Kampen American Capital New Jersey Tax Free
                       Income Fund+
               (viii)  Van Kampen American Capital New York Tax Free
                       Income Fund+
     (17) (a)  List of certain investment companies in response to Item
               29(a)+
          (b) List of officers and directors of Van Kampen American Capital Distributors, Inc.
               in response to Item 29(b)+
     (18) Amended Multi-Class Plan+
     (24) Power of Attorney+
     (27) Financial Data Schedules+


---------------
 (1) Incorporated herein by reference to Registrant's Registration Statement on Form N-1A, File Number 2-99715, filed August 15, 1985.
 (2) Incorporated herein by reference to Post-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A, File Number 2-99715, filed May 9, 1986.
 (6) Incorporated herein by reference to Post-Effective Amendment No. 6 to Registrant's Registration on Form N-1A, File Number 2-99715, filed February 22, 1988.
(10) Incorporated herein by reference to Post-Effective Amendment No. 10 to Registrant's Registration Statement on Form N-1A, File Number 2-99715, filed May 25, 1990.
(19) Incorporated herein by reference to Post-Effective Amendment No. 19 to Registrant's Registration Statement on Form N-1A, File Number 299715 filed February 12, 1993.
(20) Incorporated herein by reference to Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A, File Number 299715 filed March 1, 1993.
(23) Incorporated herein by reference to Post-Effective Amendment No. 23 to Registrant's Registration Statement on Form N-1A, File Number 2-99715 filed April 30, 1993.
(26) Incorporated herein by reference to Post-Effective Amendment No. 26 to Registrant's Registration Statement on Form N-1A, File Number 2-99715, filed December 30, 1993.
(27) Incorporated herein by reference to Post-Effective Amendment No. 27 to Registrant's Registration Statement on Form N-1A, File Number 2-99715, filed on February 25, 1994.
(29) Incorporated herein by reference to Post-Effective Amendment No. 29 to Registrant's Registration Statement on Form N-1A, File Number 2-99715, filed on April 5, 1994.
(31) Incorporated herein by reference to Post-Effective Amendment No. 31 to Registrant's Registration Statement on Form N-1A, File Number 2-99715, filed on September 30, 1994.
(35) Incorporated herein by reference to Post-Effective Amendment No. 35 to Registrant's Registration Statement on Form N-1A, File Number 2-99715, filed on April 24, 1995.

(37) Incorporated herein by reference to Post-Effective Amendment No. 37 to Registrant's Registration Statement on Form N-1A, File Number 2-99715, filed on August 1, 1995.
(38) Incorporated herein by reference to Post-Effective Amendment No. 38 to Registrant's Registration Statement on Form N-1A, File Number 2-99715, filed on August 18, 1995.

(39) Incorporated herein by reference to Post-Effective Amendment No. 39 to Registrant's Registration Statement on Form N-1A, File Number 2-99715, filed on April 27, 1996.

 + Filed herewith.
++ To be filed by amendment.

ITEM 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

     Not applicable.

ITEM 26. NUMBER OF HOLDERS OF SECURITIES.

     As of April 4, 1997:



                                                                           (2)
                                                                        NUMBER OF
                                      (1)                                RECORD
                                 TITLE OF CLASS                          HOLDERS
                                 --------------                         ---------
Shares of Beneficial Interest, without par value:
     (i)  Van Kampen American Capital Insured Tax Free Income Fund
                                                                          45,375
          Class A Shares..............................................
                                                                           1,742
          Class B Shares..............................................
                                                                             141
          Class C Shares..............................................
    (ii)  Van Kampen American Capital Tax Free High Income Fund
                                                                          21,384
          Class A Shares..............................................
                                                                           4,644
          Class B Shares..............................................
                                                                             433
          Class C Shares..............................................
   (iii)  Van Kampen American Capital California Insured Tax Free Fund
                                                                           3,444
          Class A Shares..............................................
                                                                             767
          Class B Shares..............................................
                                                                              53
          Class C Shares..............................................
    (iv)  Van Kampen American Capital Municipal Income Fund
                                                                          23,156
          Class A Shares..............................................
                                                                           6,324
          Class B Shares..............................................
                                                                             484
          Class C Shares..............................................
     (v)  Van Kampen American Capital Intermediate Term Municipal
          Income Fund
                                                                             529
          Class A Shares..............................................
                                                                             465
          Class B Shares..............................................
                                                                              60
          Class C Shares..............................................
    (vi)  Van Kampen American Capital Florida Insured Tax Free Income
          Fund
                                                                             498
          Class A Shares..............................................
                                                                             385
          Class B Shares..............................................
                                                                              32
          Class C Shares..............................................
   (vii)  Van Kampen American Capital New Jersey Tax Free Income Fund
                                                                             299
          Class A Shares..............................................
                                                                             298
          Class B Shares..............................................
                                                                              28
          Class C Shares..............................................
  (viii)  Van Kampen American Capital New York Tax Free Income Fund
                                                                             316
          Class A Shares..............................................
                                                                             298
          Class B Shares..............................................
                                                                              28
          Class C Shares..............................................
    (ix)  Van Kampen American Capital California Tax Free Income Fund
                                                                               0
          Class A Shares..............................................
                                                                               0
          Class B Shares..............................................
                                                                               0
          Class C Shares..............................................

                                                                           (2)
                                                                        NUMBER OF
                                      (1)                                RECORD
                                 TITLE OF CLASS                          HOLDERS
                                 --------------                         ---------
     (x)  Van Kampen American Capital Michigan Tax Free Income Fund
                                                                                0
          Class A Shares..............................................
                                                                                0
          Class B Shares..............................................
                                                                                0
          Class C Shares..............................................
    (xi)  Van Kampen American Capital Missouri Tax Free Income Fund
                                                                                0
          Class A Shares..............................................
                                                                                0
          Class B Shares..............................................
                                                                                0
          Class C Shares..............................................
   (xii)  Van Kampen American Capital Ohio Tax Free Income Fund
                                                                                0
          Class A Shares..............................................
                                                                                0
          Class B Shares..............................................
                                                                                0
          Class C Shares..............................................

ITEM 27. INDEMNIFICATION.

     Reference is made to Article 8, Section 8.4 of the Registrant's Agreement and Declaration of Trust.


     Article 8, Section 8.4 of the Agreement and Declaration of Trust provides that each officer and trustee of the Registrant shall be indemnified by the Registrant against all liabilities incurred in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, in which the officer or trustee may be or may have been involved by reason of being or having been an officer or trustee, except that such indemnity shall not protect any such person against a liability to the Registrant or any shareholder thereof to which such person would otherwise be subject by reason of (i) not acting in good faith in the reasonable belief that such person's actions were not in the best interests of the Trust, (ii) willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office (iii) for a criminal proceeding, not having a reasonable cause to believe that such conduct was unlawful (collectively, "Disabling Conduct"). Absent a court determination that an officer or trustee seeking indemnification was not liable on the merits or guilty of Disabling Conduct in the conduct of his or her office, the decision by the Registrant to indemnify such person must be based upon the reasonable determination of independent counsel or non-party independent trustees, after review of the facts, that such officer or trustee is not guilty of Disabling Conduct in the conduct of his or her office.


     The Registrant has purchased insurance on behalf of its officers and trustees protecting such persons from liability arising from their activities as officers or trustees of the Registrant. The insurance does not protect or purport to protect such persons from liability to the Registrant or to its shareholders to which such officers or trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.

     Conditional advancing of indemnification monies may be made if the trustee or officer undertakes to repay the advance unless it is ultimately determined that he or she is entitled to the indemnification and only if the following conditions are met: (1) the trustee or officer provides security for the undertaking; (2) the Registrant is insured against losses arising from lawful advances; or (3) a majority of a quorum of the Registrant's disinterested, non-party trustees, or an independent legal counsel in a written opinion, shall determine, based upon a review of readily available facts, that a recipient of the advance ultimately will be found entitled to indemnification.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by the trustee, officer, or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 28. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

     See "Investment Advisory Services" in the Prospectus and "Investment Advisory and Other Services" and "Trustees and Officers" in the Statement of Additional Information for information regarding the business of the Adviser. For information as to the business, profession, vocation and employment of a substantial nature of directors and officers of the Adviser reference is made to the Adviser's current Form ADV (File No. 801-18161) filed under the Investment Advisers Act of 1940, as amended, incorporated herein by reference.

ITEM 29. PRINCIPAL UNDERWRITERS.

     (a) The sole principal underwriter is Van Kampen American Capital Distributors, Inc., which acts as principal underwriter for certain investment companies and unit investment trusts set forth in Exhibit 17(a) incorporated by reference herein.

     (b) Van Kampen American Capital Distributors, Inc., which is an affiliated person of an affiliated person of Registrant, is the sole principal underwriter for Registrant. The name, principal business address and positions and offices with Van Kampen American Capital Distributors, Inc. of each of the directors and officers thereof are set forth in Exhibit 17(b). Except as disclosed under the heading "Trustees and Officers" in Part B of this Registration Statement, none of such persons has any position or office with Registrant.

     (c) Not applicable.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS.

     All accounts, books and other documents required to be maintained by Registrant by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder will be maintained at the offices of the Registrant, located at One Parkview Plaza, Oakbrook Terrace, Illinois 60181, ACCESS Investors Services, Inc., 7501 Tiffany Springs Parkway, Kansas City, Missouri 64153, or at State Street Bank and Trust Company, 1776 Heritage Drive, North Quincy, Massachusetts 02171. All such accounts, books and other documents required to be maintained by the principal underwriter will be maintained at One Parkview Plaza, Oakbrook Terrace, Illinois 60181.

ITEM 31. MANAGEMENT SERVICES.

     Not applicable.

ITEM 32. UNDERTAKINGS.

     (a) Not applicable.

     (b) The Registrant undertakes to file a post-effective amendment to the Registration Statement to add financial statements, which need not be certified, within four to six months from the effective date of this Registration Statement for each of the Van Kampen American Capital California Tax Free Income Fund, Van Kampen American Capital Michigan Tax Free Income, Van Kampen American Capital Missouri Tax Free Income Fund and Van Kampen American Capital Ohio Tax Free Income Fund.

     (c) The Registrant provides the information required by Item 5A in the respective annual reports to shareholders of Registrant's series and hereby undertakes to furnish without charge to each person to whom a prospectus is delivered for a particular series with a copy of the latest annual report to shareholders of such series.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, VAN KAMPEN AMERICAN CAPITAL TAX FREE INCOME TRUST, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Oakbrook Terrace and the State of Illinois, on the 29th day of April, 1997.


                                      VAN KAMPEN AMERICAN CAPITAL
                                      TAX FREE INCOME TRUST

                                      By:       /s/  RONALD A. NYBERG

                                         ---------------------------------------
                                          Ronald A. Nyberg, Vice President and
                                                        Secretary


     Pursuant to the requirements of the Securities Act of 1933, this Amendment to this Registration Statement has been signed on April 29, 1997 by the following persons in the capacities indicated:



                     SIGNATURES                                            TITLE
                     ----------                                            -----
Principal Executive Officer:

              /s/  DENNIS J. McDONNELL*                President and Trustee
-----------------------------------------------------
                 Dennis J. McDonnell

Principal Financial Officer:

               /s/  EDWARD C. WOOD III                 Vice President and Chief Financial Officer
-----------------------------------------------------
                 Edward C. Wood III
Trustees:

               /s/  J. MILES BRANAGAN*                 Trustee
-----------------------------------------------------
                  J. Miles Branagan

              /s/  LINDA HUTTON HEAGY*                 Trustee
-----------------------------------------------------
                 Linda Hutton Heagy

               /s/  R. CRAIG KENNEDY*                  Trustee
-----------------------------------------------------
                  R. Craig Kennedy

              /s/  DENNIS J. MCDONNELL*                Trustee
-----------------------------------------------------
                 Dennis J. McDonnell

                /s/  JACK E. NELSON*                   Trustee
-----------------------------------------------------
                   Jack E. Nelson

                                                       Trustee
-----------------------------------------------------
                 Jerome L. Robinson

               /s/  PHILLIP B. ROONEY                  Trustee
-----------------------------------------------------
                  Phillip B. Rooney

                /s/  FERNANDO SISTO*                   Trustee
-----------------------------------------------------
                   Fernando Sisto

                /s/  WAYNE W. WHALEN*                  Trustee
-----------------------------------------------------
                   Wayne W. Whalen
------------
* Signed by Ronald A. Nyberg pursuant to a power of attorney.

                /s/  RONALD A. NYBERG                                                  April 29, 1997
-----------------------------------------------------
                  Ronald A. Nyberg
                  Attorney-in-Fact

                            SCHEDULE OF EXHIBITS TO

                    POST-EFFECTIVE AMENDMENT 40 TO FORM N-1A

                  AS SUBMITTED TO THE SECURITIES AND EXCHANGE

                          COMMISSION ON APRIL 29, 1997



     EXHIBIT
     NUMBER                                     EXHIBIT
     -------                                    -------
         (1)
             (b)  Amended and Restated Certificate of Designation for:
                     (i)   Van Kampen American Capital Insured Tax Free
                           Income Fund
                    (ii)   Van Kampen American Capital Tax Free High Income
                           Fund
                   (iii)   Van Kampen American Capital California Insured Tax
                           Free Fund
                    (iv)   Van Kampen American Capital Municipal Income Fund
                     (v)   Van Kampen American Capital Intermediate Term
                           Municipal Income Fund
                    (vi)   Van Kampen American Capital Florida Insured Tax
                           Free Income Fund
                   (vii)   Van Kampen American Capital New Jersey Tax Free
                           Income Fund
                  (viii)   Van Kampen American Capital New York Tax Free
                           Income Fund
         (5)      Investment Advisory Agreement for:
                     (i)   Van Kampen American Capital Insured Tax Free
                           Income Fund
                    (ii)   Van Kampen American Capital Tax Free High Income
                           Fund
                   (iii)   Van Kampen American Capital California Insured Tax
                           Free Fund
                    (iv)   Van Kampen American Capital Municipal Income Fund
                     (v)   Van Kampen American Capital Intermediate Term
                           Municipal Income Fund
                    (vi)   Van Kampen American Capital Florida Insured Tax
                           Free Income Fund
                   (vii)   Van Kampen American Capital New Jersey Tax Free
                           Income Fund
                  (viii)   Van Kampen American Capital New York Tax Free
                           Income Fund
         (6) (a)  Distribution and Service Agreement for:
                     (i)   Van Kampen American Capital Insured Tax Free
                           Income Fund
                    (ii)   Van Kampen American Capital Tax Free High Income
                           Fund
                   (iii)   Van Kampen American Capital California Insured Tax
                           Free Fund
                    (iv)   Van Kampen American Capital Municipal Income Fund
                     (v)   Van Kampen American Capital Intermediate Term
                           Municipal Income Fund
                    (vi)   Van Kampen American Capital Florida Insured Tax
                           Free Income Fund
                   (vii)   Van Kampen American Capital New Jersey Tax Free
                           Income Fund
                  (viii)   Van Kampen American Capital New York Tax Free
                           Income Fund
         (9) (a)  Fund Accounting Agreement
             (b)  Legal Services Agreement
        (10)      Opinion and Consent of Skadden, Arps, Slate, Meagher & Flom
                  (Illinois) for:
                     (i)   Van Kampen American Capital Insured Tax Free
                           Income Fund+
                    (ii)   Van Kampen American Capital Tax Free High Income
                           Fund+
                   (iii)   Van Kampen American Capital California Insured Tax
                           Free Fund+
                    (iv)   Van Kampen American Capital Municipal Income Fund+
                     (v)   Van Kampen American Capital Intermediate Term
                           Municipal Income Fund+
                    (vi)   Van Kampen American Capital Florida Insured Tax
                           Free Income Fund+
                   (vii)   Van Kampen American Capital New Jersey Tax Free
                           Income Fund+
                  (viii)   Van Kampen American Capital New York Tax Free
                           Income Fund+
        (11)      Consents of KPMG Peat Marwick LLP for:
                     (i)   Van Kampen American Capital Insured Tax Free
                           Income Fund
                    (ii)   Van Kampen American Capital Tax Free High Income
                           Fund
                   (iii)   Van Kampen American Capital California Insured Tax
                           Free Fund
                    (iv)   Van Kampen American Capital Municipal Income Fund
                     (v)   Van Kampen American Capital Intermediate Term
                           Municipal Income Fund
                    (vi)   Van Kampen American Capital Florida Insured Tax
                           Free Income Fund

     EXHIBIT
     NUMBER                                     EXHIBIT
     -------                                    -------
                   (vii)   Van Kampen American Capital New Jersey Tax Free
                           Income Fund
                  (viii)   Van Kampen American Capital New York Tax Free
                           Income Fund
        (16) (a)  Computation of Performance Quotations for:
                     (i)   Van Kampen American Capital Insured Tax Free
                           Income Fund
                    (ii)   Van Kampen American Capital Tax Free High Income
                           Fund
                   (iii)   Van Kampen American Capital California Insured Tax
                           Free Fund
                    (iv)   Van Kampen American Capital Municipal Income Fund
                     (v)   Van Kampen American Capital Intermediate Term
                           Municipal Income Fund
                    (vi)   Van Kampen American Capital Florida Insured Tax
                           Free Income Fund
                   (vii)   Van Kampen American Capital New Jersey Tax Free
                           Income Fund
                  (viii)   Van Kampen American Capital New York Tax Free
                           Income Fund
        (17) (a)  List of certain investment companies in response to Item
                  29(a)
             (b)  List of officers and directors of Van Kampen American
                  Capital Distributors, Inc.
                  in response to Item 29(b)
        (18) Amended Multi-Class Plan
        (24) Power of Attorney
        (27) Financial Data Schedules